Share Classes Ins Institutional Adm Administrative

All Asset Fund

CommodityRealReturn Strategy Fund

California Municipal Bond Fund

California Intermediate Municipal Bond Fund

Convertible Fund

Emerging Markets Bond Fund

European Convertible Fund

Foreign Bond Fund

Global Bond Fund

Global Bond Fund II

GNMA Fund

High Yield Fund

Investment Grade Corporate Bond Fund

Long-Term U.S. Government Fund

Low Duration Fund

Low Duration Fund II

Low Duration Fund III

Moderate Duration Fund

Money Market Fund

Municipal Bond Fund

New York Municipal Bond Fund

Real Return Asset Fund

Real Return Fund

Real Return Fund II

Short Duration Municipal Income Fund

Short-Term Fund

StocksPLUS Fund

StocksPLUS Total Return Fund

Strategic Balanced Fund

Total Return Fund II

Total Return Fund III

Total Return Mortgage Fund

P I M C O

Annual Report for the PIMCO Total Return Fund is printed separately.                                                                F U N D S

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present you with this annual report for PIMCO Funds: Pacific Investment Management Series. During the fiscal year, the Trust’s net assets grew by more than 47% due to a combination of net subscriptions and performance, to finish the 12-month period ended March 31, 2003 at over $135 billion.

The flight to safety that characterized financial markets for much of last year broadened into a move toward higher yielding fixed income securities in the first quarter of 2003. Investors were dissatisfied with money market and Treasury yields near 40-year lows, but remained nervous about stocks amid weak economic growth and geopolitical uncertainty. As a result, capital flocked to U.S. corporate and emerging market bonds that offered substantial yield premiums relative to the safest assets and lower volatility than stocks. Strong fund flows helped these fixed income sectors outperform the broader bond and stock markets.

The broad U.S. bond market, represented by the Lehman Brothers Aggregate Bond Index, gained 11.69% during the year. U.S. Treasury yields declined across the maturity spectrum during the year with yields falling the most on 2-year notes, which finished the period down 2.24% to 1.48%. Treasury yields were volatile during the first quarter of 2003 as investor sentiment regarding safe assets shifted back and forth depending on news about the war with Iraq. For the full quarter, two-year yields fell 12 basis points, but yields on other maturities were little changed. The benchmark 10-year Treasury yield closed 2 basis points lower at 3.80%.

A critical question as the period drew to a close was whether the sluggish U.S. economy, long the engine of growth worldwide, would revive once the situation in Iraq became clarified. Federal Reserve Chairman Alan Greenspan took the optimistic side of this debate. The Fed left the federal funds rate unchanged despite slumping employment, retail sales and consumer confidence. With short-term rates already so low, it was unclear how much additional Fed easing would help. After 5.25% in cuts since 2001, the federal funds rate stood at 1.25%, which meant that the real, or inflation-adjusted, rate was below zero.

On the following pages you will find specific details as to each Fund’s portfolio and total return investment performance including a discussion of those factors that affected investment performance.

We appreciate the trust you have placed in us through your investments, and we will continue to focus our efforts to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-800-927-4648. We also invite you to visit our Web site at www.pimcoadvisors.com or our investment manager’s Web site at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board

April 30, 2003

3.31.03 I PIMCO Funds Annual Report	1

PIMCO All Asset Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	Since Inception
All Asset Fund Institutional Class	—	15.07%
All Asset Fund Administrative Class	—	2.73%
Lehman Brothers Global Real 1-10 Year U.S. TIPS Index	—	—
All Asset Benchmark Composite Index	—	—
Lipper Flexible Portfolio Fund Average	—	—

(All Fund returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

            $5,000,000 invested at inception

            Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying Funds; i.e., any of the Funds described in PIMCO Funds: Pacific Investment Management Series prospectus except the Strategic Balanced Fund.

•    The All Asset Fund inception date was July 31, 2002. For the eight months since inception, the All Asset Fund Institutional Class returned 15.07%.

•    The All Asset Fund can invest in any PIMCO mutual fund (except the Strategic Balanced Fund); however PIMCO has identified 12 core funds on which the All Asset Fund will focus.

•    The equally weighted average of the benchmarks of the 12 core funds returned 8.63% for the eight months ending March 31, 2003.

•    The equally weighted average of the 12 core funds themselves returned 11.28% for the same period. The average performance of the 12 funds outperformed the average performance of the 12 benchmarks by 2.65%. This outperformance is a measure of the value added by PIMCO portfolio managers.

•    The All Asset Fund outperformed the average performance of the 12 funds by 3.79%. This outperformance is a measure of the value added via tactical asset allocation decisions.

•    On March 31, 2003, the All Asset Fund had a targeted allocation of approximately 6% to PIMCO funds representing equity strategies; 65% to funds representing real return strategies; and 17% to emerging market bond strategies; the balance was in other bond strategies.

2	PIMCO Funds Annual Report I 3.31.03

PIMCO California Intermediate Municipal Bond Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	Since Inception*
California Intermediate Municipal Bond Fund Institutional Class	5.55%	6.53%
California Intermediate Municipal Bond Fund Administrative Class	5.27%	6.22%
Lehman Brothers Intermediate California Municipal Bond Index	9.56%	—
Lipper California Intermediate Municipal Debt Fund Average	7.63%	—

* Annualized (All Fund returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

            $5,000,000 invested at inception

            Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Municipal Bonds whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•    The California Intermediate Municipal Bond Fund Institutional Class returned 5.55% for the fiscal year ended March 31, 2003 versus 9.56% for the Fund’s benchmark, the Lehman Brothers Intermediate California Municipal Bond Index.

•    The return for the Lipper California Intermediate Municipal Debt Fund Average, consisting of California muni funds with average maturities between 5 and 10 years, was 7.63% for the one-year period ended March 31, 2003.

•    The Fund’s effective duration was managed below that of the benchmark, hindering performance as yields declined  across the muni curve.

•    Interest-rate hedging strategies detracted from returns as Treasury rates declined more than municipal rates.

•    The Fund’s average credit quality was AA- at the end of the fiscal year, versus the benchmark’s average of AA.

•    The Fund’s Institutional Class SEC yield after fees at March 31, 2003 was 3.25%, or 5.84% on a fully tax-adjusted basis with a federal tax rate of 38.6% and state tax rate of 5.71%.

•    Exposure to tobacco securitization debt hindered performance in March 2003 due to the judicial decision against Philip Morris in the Miles case in Illinois.

•    The combination of municipal supply combined with the overhang of budgetary issues for most states was the cause for underperformance of the municipal asset class versus many other fixed-income asset classes.

•    Underweight in California general obligation bonds was positive, as California’s projected deficit for fiscal 2004 increased from $21 billion to $35 billion, prompting S&P to downgrade California long-term debt from A+ to A.

3.31.03 I PIMCO Funds Annual Report	3

PIMCO California Municipal Bond Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	Since Inception
California Municipal Bond Fund Institutional Class	8.15%	8.61%	*
California Municipal Bond Fund Adminstrative Class	—	2.98%
Lehman Brothers California Insured Municipal Bond Index	9.99%	—
Lipper California Municipal Debt Fund Average	8.40%	—

* Annualized (All Fund returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

            $5,000,000 invested at inception

            Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Municipal Bonds whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•    The California Municipal Bond Fund Institutional Class returned 8.15% for the fiscal year ended March 31, 2003 versus 9.99% for the Fund’s benchmark, the Lehman Brothers California Insured Municipal Index.

•    The return for the Lipper California Municipal Debt Fund Average, consisting of California muni funds with average maturities of 10 years or more, was 8.40% for the one-year period ended March 31, 2003.

•    The Fund’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the muni curve.

•    Interest-rate hedging strategies detracted from returns as Treasury rates declined more than municipal rates.

•    The Fund’s average credit quality was AA- at the end of the fiscal year, versus the benchmark’s average of AA+.

•    The Fund’s Institutional Class SEC yield after fees at March 31, 2003 was 3.99%, or 7.16% on a fully tax-adjusted basis with a federal tax rate of 38.6% and state tax rate of 5.71%.

•    Exposure to tobacco securitization debt hindered performance in March 2003 due to the judicial decision against Philip Morris in the Miles case in Illinois.

•    The combination of municipal supply combined with the overhang of budgetary issues for most states was the cause for underperformance of the municipal asset class versus many other fixed-income asset classes.

•    Underweight in California general obligation bonds was positive, as California’s projected deficit for fiscal 2004 increased from $21 billion to $35 billion, prompting S&P to downgrade California long-term debt from A+ to A.

4	PIMCO Funds Annual Report I 3.31.03

PIMCO CommodityRealReturn Strategy Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	Since Inception
CommodityRealReturn Strategy Fund Institutional Class	—	29.33%
CommodityRealReturn Strategy Fund Administrative Class	—	-6.60%
Dow Jones-AIG Commodity Index Total Return	—	—
Lipper Specialty/Miscellaneous Fund Average	—	—

(All Fund returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

            $5,000,000 invested at inception

            Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments.

•    For the nine months since its inception on June 28, 2002, the CommodityRealReturn Strategy Fund Institutional Class returned 29.33%, versus 14.94% for the Dow Jones-AIG Commodity Index Total Return (“DJAIGCITR”).

•    The Fund invested the collateral backing its commodity derivatives positions primarily in TIPS, implementing a “double real”TM strategy.

•    The primary source of outperformance was that TIPS significantly outperformed the Treasury Bill rate embedded in the benchmark.

•    An overweight to intermediate maturity TIPS was positive for performance as the real yield curve steepened significantly.

•    The Fund kept its commodity exposure at benchmark levels.

•    For the nine-month period, the primary driver of returns to the DJAIGCITR was an increase in energy prices. Natural gas returns were positive due to supply concerns. Crude oil prices were higher due to market tightness and worries leading up to the eventual war in the Middle East.

3.31.03 I PIMCO Funds Annual Report	5

PIMCO Convertible Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	Since Inception*
Convertible Fund Institutional Class	-6.34%	3.16%
Convertible Fund Administrative Class	-7.00%	-9.79%
Merrill Lynch All Convertibles Index	-4.87%	—
First Boston Convertible Bond Index	-4.11%	—
Lipper Convertible Securities Fund Average	-6.70%	—

* Annualized (All Fund returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

            $5,000,000 invested at inception

            Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of convertible securities.

•    The Convertible Fund Institutional Class shares returned –6.34% for the 12-month period ended March 31, 2003, underperforming both the Merrill Lynch All Convertibles Index and the First Boston Convertible Bond Index, which returned –4.87% and –4.11%, respectively.

•    The Fund’s below-Index delta, or sensitivity to underlying stock prices, was mixed for performance. Lower equity sensitivity in the second and third calendar quarters was positive as stocks fell but proved negative as stocks rallied during the six-month period ended March 31, 2003.

•    The Fund’s high quality overweight and speculative grade underweight detracted from returns as risk appetites revived during the fourth quarter and lower quality outperformed.

•    Holdings of 10-year Treasury bonds aided returns as these yields fell 1.60% over the 12-month period.

•    A higher relative duration, or sensitivity to interest rates, was positive for performance as rates declined across maturities.

•    Sector strategies were negative for performance. The Fund was underweight technology by 15% to 20% during the period. However, the Tech sector rebounded during the fourth quarter and continued as the best performing sector during 2003.

6	PIMCO Funds Annual Report I 3.31.03

PIMCO Emerging Markets Bond Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	5 Years*	Since Inception*
Emerging Markets Bond Fund Institutional Class	16.11%	14.03%	12.89%
Emerging Markets Bond Fund Administrative Class	15.85%	—	23.37%
J.P. Morgan Emerging Markets Bond Global Index	13.99%	7.81%	—
J.P. Morgan Emerging Markets Bond Index Plus	15.36%	7.67%	—
Lipper Emerging Markets Debt Fund Average	12.23%	6.91%	—

* Annualized (All Fund returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

            $5,000,000 invested at inception

            Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets.

•    The Emerging Markets Bond Fund returned 16.11% for the one- year period ended March 31, 2003, outperforming 13.99% return of the benchmark J.P. Morgan Emerging Markets Bond Global Index over the same period.

•    For the one- year period ending March 31, 2003, Emerging Markets were subject to fluid global economic conditions and uncertainties regarding policy continuity due to the heavy election calendar.

•    The Fund’s focus on countries with improving credit fundamentals and avoidance of troubled credits added to returns.

•    An overweight in Brazil was a significant positive for returns, as newly elected President Lula provided further indications of his commitment to fiscal and monetary discipline.

•    Underweight positions in Venezuela and Turkey added to relative performance as financial and economic fragilities in these countries deepened.

3.31.03 I PIMCO Funds Annual Report	7

PIMCO European Convertible Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	Since Inception	*
European Convertible Fund Institutional Class	9.98%	4.78%
UBS All European Convertible Index	17.20%	—
Lipper Convertible Securities Fund Average	-6.70%	—

* Annualized (All Fund returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

                        $5,000,000 invested at inception

                        Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of European convertible securities.

•    The European Convertible Fund Institutional Class shares returned 9.98% for the 12- month period ended March 31, 2003, underperforming the 17.20% return of the benchmark UBS All European Convertible Index.

•    The Fund’s higher than Index delta, or sensitivity to price movements in the underlying stock prices, hurt returns amid sharp declines in the global equity markets.

•    Holdings of non- European convertibles hurt performance. European Convertibles outperformed most other regions particularly the U.S.

•    Underweights to France, Germany and Italy were negative as convertibles in these three countries performed the best.

•    Hedging Euro exposure detracted from returns as the Euro returned 25.21% relative to the U.S. Dollar over the past 12 months.

8	PIMCO Funds Annual Report I 3.31.03

PIMCO Foreign Bond Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	5 Years*	10 Years*	Since Inception*
Foreign Bond Fund Institutional Class	9.58%	7.25%	9.26%	9.46%
Foreign Bond Fund Administrative Class	9.49%	7.01%	—	7.53%
J.P. Morgan Non-U.S. Index (Hedged)	8.79%	7.04%	8.45%	—
Lipper International Income Fund Average	21.01%	5.37%	7.12%	—

* Annualized (All Fund returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

                        $5,000,000 invested at inception

                        Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•    The Foreign Bond Fund Institutional Class returned 9.58% for the one- year period ended March 31, 2003, outperforming the 8.79% return of the J.P. Morgan Non-U.S. Index (Hedged).

•    An overweight in core European bonds relative to U.S. Treasuries detracted from returns, as investors flocked to the relative safety of Treasuries.

•    An underweight to longer maturities in the U.K. relative to longer maturity European bonds enhanced returns as their already relatively low yields were prevented from falling further due to concerns about additional issuance.

•    An underweight to Japanese bonds was positive for returns, as low yields and an expected increase in bond issuance prevented yields from falling as much as other developed global markets.

•    An allocation to real return bonds added to performance as prospects for the U.S. economy worsened while inflation expectations increased.

•    A long position in the euro versus the U.S. dollar was strongly positive for returns, as the burgeoning U.S. deficit and outflow of U.S. investment weakened the dollar relative to most major currencies.

3.31.03 I PIMCO Funds Annual Report	9

PIMCO Global Bond Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	5 Years*	Since Inception*
Global Bond Fund Institutional Class	26.89%	6.46%	7.18%
Global Bond Fund Administrative Class	26.59%	6.23%	5.95%
J.P. Morgan Global Index (Unhedged)	24.86%	6.23%	—
Lipper Global Income Fund Average	15.34%	4.52%	—

* Annualized (All Fund returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

                        $5,000,000 invested at inception

                        Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•    The Global Bond Fund Institutional Class returned 26.89% for the one- year period ended March 31, 2003, outperforming the 24.86% return of the J.P. Morgan Global Index (Unhedged).

•    An overweight in core European bonds relative to U.S. Treasuries detracted from returns, as investors flocked to the relative safety of Treasuries.

•    An underweight to longer maturities in the U.K. relative to longer maturity European bonds enhanced returns as their already relatively low yields were prevented from falling further due to concerns about additional issuance.

•    An underweight to Japanese bonds was positive for returns, as low yields and an expected increase in bond issuance prevented yields from falling as much as other developed global markets.

•    An allocation to real return bonds added to performance as prospects for the U.S. economy worsened while inflation expectations increased.

•    A long position in the euro versus the U.S. dollar was strongly positive for returns, as the burgeoning U.S. deficit and outflow of U.S. investment weakened the dollar relative to most major currencies.

10	PIMCO Funds Annual Report I 3.31.03

PIMCO Global Bond Fund II

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	5 Years*	Since Inception*
Global Bond Fund II Institutional Class	11.70%	7.24%	7.42%
J.P. Morgan Global Index (Hedged)	10.30%	7.16%	—
Lipper Global Income Fund Average	15.34%	4.52%	—

* Annualized (All Fund returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

                        $5,000,000 invested at inception

                        Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•    The Global Bond Fund II returned 11.70% for the one- year period ended March 31, 2003, outperforming the 10.30% return of the J.P. Morgan Global Index (Hedged).

•    An overweight in core European bonds relative to U.S. Treasuries detracted from returns, as investors flocked to the relative safety of Treasuries.

•    An underweight to longer maturities in the U.K. relative to longer maturity European bonds enhanced returns as their already relatively low yields were prevented from falling further due to concerns about additional issuance.

•    An underweight to Japanese bonds was positive for returns, as low yields and an expected increase in bond issuance prevented yields from falling as much as other developed global markets.

•    An allocation to real return bonds added to performance as prospects for the U.S. economy worsened while inflation expectations increased.

•    A long position in the euro versus the U.S. dollar was strongly positive for returns, as the burgeoning U.S. deficit and outflow of U.S. investment weakened the dollar relative to most major currencies.

3.31.03 I PIMCO Funds Annual Report	11

PIMCO GNMA Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	5 Years*	Since Inception*
GNMA Fund Institutional Class	8.68%	8.14%	8.23%
Lehman Brothers GNMA Index	8.46%	7.17%	—
Lipper GNMA Fund Average	8.28%	6.33%	—

* Annualized (All Fund returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

                        $5,000,000 invested at inception

                        Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”).

•    The GNMA Fund Institutional Class outperformed the Lehman Brothers GNMA Index by 0.22% for year ended March 31, 2003, returning 8.68%, versus 8.46% for the Index.

•    The Fund’s greater-than-benchmark duration added to performance as rates declined across the maturity spectrum during the course of the year.

•    An underweight to the 15- year sector was negative as these issues provided relatively stable cash flows in the low rate mortgage environment.

•    Holdings of asset-backed bonds were negative for performance as credit events related to Conseco and National Century Financial Enterprises weighed on the sector.

•    The focus on 30- yr 6.5% issues was negative as lower coupons outperformed during the period.

•    Buying mortgages forward and investing the purchase amount at relatively high short-term rates added to returns.

•    Prepayment continues to remain at unprecedented rates, but investor concerns about extension risk remain.

•    Financial institutions have played a key role in absorbing the supply of MBS over the past several quarters. Their willingness to be purchasers has influenced mortgage performance.

12	PIMCO Funds Annual Report I 3.31.03

PIMCO High Yield Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	5 Years*	10 Years*	Since Inception*
High Yield Fund Institutional Class	5.58%	3.26%	7.76%	8.20%
High Yield Fund Administrative Class	5.33%	3.01%	—	7.44%
Merrill Lynch U.S. High Yield BB-B Rated Index	2.64%	1.85%	6.28%	—
Lipper High Current Yield Fund Average	2.71%	-1.02%	4.54%	—

* Annualized (All Fund returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

                        $5,000,000 invested at inception

                        $Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least B by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

•    The High Yield Fund Institutional Class shares returned 5.58% for the annual period ended March 31, 2003 compared to 2.64% for the Merrill Lynch U.S. High Yield BB-B Rated Index.

•    The Fund’s exposure to BBB rated issues helped relative returns as these issues significantly outperformed the lower quality tiers.

•    An overweight to telecom, with an emphasis on large- cap companies, contributed to returns as credits across the quality spectrum continued their positive trend for the sixth consecutive month.

•    An underweight to the transportation sector and a focus on secured Enhanced Equipment Trust Certificates (“EETCs”) added to returns as airlines came under additional pressure with the bankruptcy filings of UAL and US Air in late 2002, and more recently with the onset of war.

•    As the utility sector was the top performer in the first quarter of 2003, an underweight here detracted from relative performance.

•    Modest holdings of emerging market bonds were a significant contributor to outperformance as attractive yield premiums and improving economic fundamentals more than offset the sector’s risk.

3.31.03 I PIMCO Funds Annual Report	13

PIMCO Investment Grade Corporate Bond Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	Since Inception*
Investment Grade Corporate Bond Fund Institutional Class	13.87%	12.00%
Investment Grade Corporate Bond Fund Administrative Class	—	8.09%
Lehman Brothers Credit Investment Grade Index	13.48%	—
Lipper Intermediate Investment Grade Debt Fund Average	9.98%	—

* Annualized (All Fund returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

                        $5,000,000 invested at inception

                        Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities.

•    The Investment Grade Corporate Bond Fund Institutional Class returned 13.87% for the annual period ended March 31, 2003, compared to 13.48% for the Lehman Brothers Credit Investment Grade Index.

•    An emphasis on BBB-rated issues detracted from returns, as the upper tiers of the market outperformed their lower-quality counterparts amidst concerns about the economy.

•    Modest exposure to Treasuries contributed to out performance as 10- year Treasuries outperformed the overall investment grade corporate market by nearly 5%.

•    Maintaining exposure to telecom and pipeline issues that fell to distressed levels early in the period paid off significantly as these holdings staged a dramatic rally beginning late 2002.

•    An overweight to the transportation sector hurt returns as troubles in the airline industry negatively impacted performance.

14	PIMCO Funds Annual Report I 3.31.03

PIMCO Long-Term U.S. Government Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	5 Years*	10 Years*	Since Inception*
Long-Term U.S. Government Fund Institutional Class	21.74%	9.48%	9.56%	11.35%
Long-Term U.S. Government Fund Administrative Class	21.44%	9.21%	—	9.75%
Lehman Brothers Long-Term Treasury Index	20.42%	8.66%	8.82%	—
Lipper General U.S. Government Fund Average	10.87%	6.44%	6.18%	—

* Annualized (All Fund returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

                        $5,000,000 invested at inception

                        Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises.

•    The Long-Term U.S. Government Fund Institutional Class shares outperformed the benchmark Lehman Brothers Long-Term Treasury Index, returning 21.74% for the year ended March 31, 2003, compared to 20.42% for the Index.

•    The Fund’s duration, or sensitivity to interest rates, averaged slightly below the Index and detracted from Fund performance as rates decreased significantly during period.

•    A focus on intermediate maturities more than offset the Fund’s duration as rates rallied most along this part of the yield curve.

•    An emphasis on longer duration structured mortgages added to performance as mortgage risk premiums declined.

•    Modest exposure to high quality, intermediate and long maturity agency bonds enhanced returns as they enjoyed one of their best years of performance amid spread tightening and a flight to relatively safe assets.

•    A gradual increase in longer duration corporates enhanced returns when spreads narrowed as risk appetites revived in the second half of the year.

•    Option writing added income to the Fund during the latter half of the period as a reduction in interest rate volatility led to higher realized returns.

•    An allocation to real return bonds was a slight negative as nominal Treasuries outperformed Inflation Protected issues.

3.31.03 I PIMCO Funds Annual Report	15

PIMCO Low Duration Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	5 Years*	10 Years*	Since Inception*
Low Duration Fund Institutional Class	8.07%	6.65%	6.64%	7.77%
Low Duration Fund Administrative Class	7.81%	6.38%	—	7.13%
Merrill Lynch 1-3 Year Treasury Index	6.37%	6.22%	5.87%	—
Lipper Short Investment Grade Debt Fund Average	5.38%	5.49%	5.38%	—

* Annualized (All Fund returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

                        $5,000,000 invested at inception

                        Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•    The Low Duration Fund Institutional Class shares returned 8.07% for the annual period ended March 31, 2003, outperforming the Merrill Lynch 1-3 Year Treasury Index return of 6.37%.

•    The Fund maintained an above-benchmark duration for most of the period, which added to performance. Yields fell dramatically across the curve in response to significant economic weakness.

•    Our broader-than-Index maturity distribution had a negative impact on performance as the two-year portion of the curve performed best.

•    An emphasis on mortgage-backed securities was positive for performance as mortgages outperformed Treasuries.

•    The Fund’s corporate holdings were positive for performance. The sector’s yield advantage allowed it to outperform despite a high level of economic uncertainty and sustained volatility.

•    Emerging market exposure was a slight positive for performance as the Fund was focused on countries with relatively stable economies and improving fundamentals.

•    Developed non-U.S. holdings detracted from performance.

16	PIMCO Funds Annual Report I 3.31.03

PIMCO Low Duration Fund II

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	5 Years*	10 Years*	Since Inception*
Low Duration Fund II Institutional Class	7.53%	6.42%	6.19%	6.48%
Low Duration Fund II Administrative Class	7.26%	6.16%	—	6.08%
Merrill Lynch 1-3 Year Treasury Index	6.37%	6.22%	5.87%	—
Lipper Short Investment Grade Debt Fund Average	5.38%	5.49%	5.38%	—

* Annualized (All Fund returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

                        $5,000,000 invested at inception

                        Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities with quality and non-U.S. issuer restrictions.

•    The Low Duration Fund II Institutional Class shares returned 7.53% for the annual period ended March 31, 2003, outperforming the Merrill Lynch 1-3 Year Treasury Index return of 6.37%.

•    The Fund maintained an above-benchmark duration for most of the period, which added to performance. Yields fell dramatically across the curve in response to significant economic weakness.

•    Our broader-than-Index maturity distribution had a negative impact on performance as the two-year portion of the curve performed best.

•    An emphasis on mortgage-backed securities was positive for performance as mortgages outperformed Treasuries.

•    The Fund’s corporate holdings were positive for performance. The sector’s yield advantage allowed it to outperform despite a high level of economic uncertainty and sustained volatility.

3.31.03 I PIMCO Funds Annual Report	17

PIMCO Low Duration Fund III

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	5 Years*	Since Inception*
Low Duration Fund III Institutional Class	8.83%	6.64%	6.67%
Low Duration Fund III Administrative Class	8.57%	—	6.49%
Merrill Lynch 1-3 Year Treasury Index	6.37%	6.22%	—
Lipper Short Investment Grade Debt Fund Average	5.38%	5.49%	—

* Annualized (All Fund returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

                        $5,000,000 invested at inception

                        Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities with prohibitions on firms engaged in socially sensitive practices.

•    The Low Duration Fund III Institutional Class shares returned 8.83% for the annual period ended March 31, 2003, outperforming the Merrill Lynch 1-3 Year Treasury Index return of 6.37%.

•    The Fund maintained an above-benchmark duration for most of the period, which added to performance. Yields fell dramatically across the curve in response to significant economic weakness.

•    Our broader-than-Index maturity distribution had a negative impact on performance as the two-year portion of the curve performed best.

•    An emphasis on mortgage-backed securities was positive for performance as mortgages outperformed Treasuries.

•    The Fund’s corporate holdings were positive for performance. The sector’s yield advantage allowed it to outperform despite a high level of economic uncertainty and sustained volatility.

•    Emerging market exposure was a slight positive for performance as the Fund was focused on countries with relatively stable economies and improving fundamentals.

•    Developed non-U.S. holdings detracted from performance.

18	PIMCO Funds Annual Report I 3.31.03

PIMCO Moderate Duration Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	5 Years*	Since Inception*
Moderate Duration Fund Institutional Class	11.75%	7.83%	7.78%
Lehman Brothers Intermediate Government/Credit Bond Index	11.73%	7.47%	—
Lipper Short Intermediate Investment Grade Debt Fund Average	8.01%	6.19%	—

* Annualized (All Fund returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

                        $5,000,000 invested at inception

                        Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•    The Moderate Duration Fund’s Institutional Class shares outperformed the Lehman Brothers Intermediate Government/Credit Bond Index for the one-year period ended March 31, 2003, returning 11.75% versus 11.73% for the Index.

•    The Fund held slightly below Index duration during most of the year, which had a negative impact on returns as yields generally fell. An emphasis on intermediate maturity securities was positive for returns as rates declined most in this sector.

•    The Fund benefited from an emphasis on mortgage-backed securities, which provided a high-quality source of additional yield.

•    An underweight in investment grade corporates hurt returns as this sector performed well due to investor expectations of economic recovery and a demand for higher yielding assets.

•    Euro-zone holdings detracted from performance as European markets underperformed the U.S. given the flight-to-quality driven Treasury rally.

•    A small, high-quality emerging markets exposure was positive for performance as the Fund was focused on countries with relatively stable economies.

3.31.03 I PIMCO Funds Annual Report	19

PIMCO Money Market Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	5 Years*	10 Years*	Since Inception*
Money Market Fund Institutional Class	1.34%	4.14%	4.47%	4.43%
Money Market Fund Administrative Class	1.08%	3.90%	—	4.43%
Salomon Smith Barney 3-Month Treasury Bill Index	1.56%	4.09%	4.46%	—
Lipper Institutional Money Market Fund Average	1.32%	4.16%	4.52%	—

* Annualized (All Fund returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

                        $5,000,000 invested at inception

                        Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Fund seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

•    The Money Market Fund Institutional Class shares returned 1.34% for the annual period ended March 31, 2003, underperforming the Salomon Smith Barney 3-Month Treasury Bill Index return of 1.56%.

•    The Fund, which has a Aaa money market fund rating by Moody’s Investors Service, emphasizes high quality commercial paper, shorter-term agency and high quality corporate debt issues due to strong liquidity, attractive yields and limited credit risks.

•    High quality (A1/P1) commercial paper yields fell approximately 0.70% for three-month maturities, partially reflecting a Federal Reserve rate decrease of 0.50%.

•    Three-month commercial paper yields relative to Treasuries narrowed by 0.05% to approximately 0.11% on March 31, 2003.

•    The SEC 7-day and 30-day yields for the Fund Institutional Class are 0.95% and 0.93%, respectively as of March 31, 2003.

20	PIMCO Funds Annual Report I 3.31.03

PIMCO Municipal Bond Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	5 Years*	Since Inception*
Municipal Bond Fund Institutional Class	6.48%	5.55%	5.43%
Municipal Bond Fund Administrative Class	6.22%	—	4.77%
Lehman Brothers General Municipal Bond Index	9.89%	6.07%	—
Lipper General Municipal Debt Fund Average	8.30%	4.57%	—

* Annualized (All Fund returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

                        $5,000,000 invested at inception

                        Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•    The Municipal Bond Fund Institutional Class returned 6.48% for the fiscal year ended March 31, 2003 versus 9.89% for the Fund’s benchmark, the Lehman Brothers General Municipal Bond Index.

•    The return for the Lipper General Municipal Debt Fund Average, consisting of national muni funds with average maturities of 10 years or greater, was 8.30% for the one-year period ended March 31, 2003.

•    The Fund’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the muni curve.

•    Interest-rate hedging strategies impeded returns as Treasury rates declined more than municipal rates.

•    The Fund’s average credit quality was AA+ at the end of the fiscal year, versus the benchmark’s average of AA.

•    The Fund’s Institutional Class SEC yield after fees at March 31, 2003 was 3.73%, or 6.08% on a fully tax-adjusted basis with a federal tax rate of 38.6%.

•    Exposure to tobacco securitization debt hindered performance in March 2003 due to the judicial decision against Philip Morris in the Miles case in Illinois.

•    The combination of municipal supply and the overhang of budgetary issues for most states was the cause for underperformance of the municipal asset class versus many other fixed-income asset classes.

•    Underweight in California general obligation bonds was positive, as California’s projected deficit for fiscal 2004 increased from $21 billion to $35 billion, prompting S&P to downgrade California long-term debt from A+ to A.

3.31.03 I PIMCO Funds Annual Report	21

PIMCO New York Municipal Bond Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	Since Inception*
New York Municipal Bond Fund Institutional Class	8.79%	8.32%
Lehman Brothers New York Insured Municipal Bond Index	11.14%	—
Lipper New York Municipal Debt Fund Average	8.23%	—

* Annualized (All Fund returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

                        $5,000,000 invested at inception

                        Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Municipal Bonds whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•    The New York Municipal Bond Fund Institutional Class returned 8.79% for the fiscal year ended March 31, 2003 versus 11.14% for the Fund’s benchmark, the Lehman Brothers New York Insured Municipal Bond Index.

•    The return for the Lipper New York Municipal Debt Fund Average, consisting of New York muni funds with average maturities of 10 years or more, was 8.23% for the one-year period ended March 31, 2003.

•    The Fund’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the muni curve.

•    Interest-rate hedging strategies detracted from returns as Treasury rates declined more than municipal rates.

•    The Fund’s average credit quality was AA+ at the end of the fiscal year, versus the benchmark’s average of AA+.

•    The Fund’s Institutional Class SEC yield after fees at March 31, 2003 was 3.38%, or 6.15% on a fully tax-adjusted basis with a federal tax rate of 38.6% and state tax rate of 6.45%.

•    Exposure to tobacco securitization debt hindered performance in March 2003 due to the judicial decision against Philip Morris in the Miles case in Illinois.

•    The combination of municipal supply combined with the overhang of budgetary issues for most states was the cause for underperformance of the municipal asset class versus many other fixed-income asset classes.

22	PIMCO Funds Annual Report I 3.31.03

PIMCO Real Return Asset Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	Since Inception*
Real Return Asset Fund Institutional Class	24.35%	13.28%
Lehman Brothers U.S. Treasury Inflation Notes 10+ Years Index	22.67%	—
Barclay’s 10+ Year U.S. TIPS Index	22.55%	—
Lipper Intermediate U.S. Treasury Fund Average	16.32%	—

* Annualized (All Fund returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

                        $5,000,000 invested at inception

                        Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Fund seeks its investment objective by investing under normal circumstances at least 65% of its total assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

•    For the 12 months ended March 31, 2003, the Institutional Class shares of the Real Return Asset Fund returned 24.35%, versus 22.67% for the Lehman Brothers U.S. Treasury Inflation Notes 10+ Years Index.

•    Real yields decreased by 1.45% over the past 12 months, compared with a decrease of 1.72% for conventional U.S. Treasury issues of similar maturities.

•    Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 1.82% at March 31, 2003 for the 10-year maturity. This compares to a breakeven yield of 2.09% on March 31, 2002. The 12-month CPI-U change for the last report as of March 31, 2003, was 2.98%.

•    The effective duration of the Fund was 13.00 years on March 31, 2003, versus a duration of 13.99 years for the benchmark.

•    The Fund’s duration was longer than that of the benchmark for most of the first seven months of the period, which was positive for performance as real yields dropped.

•    The Fund’s duration was shorter than the benchmark for the last five months of the period, which was a negative for performance as yields fell.

•    The Fund emphasized holdings in TIPS securities with maturities less than 10 years, which was a positive for performance as yields on short maturity TIPS fell further than yields on long maturity TIPS.

•    The Fund’s yield was improved by using a combination of TIPS buy-forward agreements and low duration, high quality conventional yield debt instruments. The steepness of the real yield curve made this an attractive option for the Fund.

3.31.03 I PIMCO Funds Annual Report	23

PIMCO Real Return Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	5 Years*	Since Inception*
Real Return Fund Institutional Class	17.99%	10.26%	9.06%
Real Return Fund Administrative Class	17.67%	—	11.77%
Lehman Brothers Global Real: U.S. TIPS Index	18.11%	9.19%	—
Lipper Intermediate U.S. Treasury Fund Average	16.32%	8.19%	—

* Annualized (All Fund returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

                        $5,000,000 invested at inception

                        Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Fund seeks its investment objective by investing under normal circumstances at least 65% of its total assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations with quality and non-U.S. issuer restrictions.

•    For the 12 months ended March 31, 2003, the Institutional Class shares of the Real Return Fund returned 17.99%, versus 18.11% for the Lehman Brothers Global Real: U.S. TIPS Index.

•    Real yields decreased by 1.45% over the past 12 months, compared to a decrease of 1.72% for conventional U.S. Treasury issues of similar maturities.

•    Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 1.82% at March 31, 2003 for the 10-year maturity. This compares to a breakeven yield of 2.09% on March 31, 2002. The 12-month CPI-U change for the last report as of March 31, 2003, was 2.98%.

•    The effective duration of the Fund was 7.56 years on March 31, 2003, compared to a duration of 7.60 years for the benchmark.

•    The Fund’s duration was longer than that of the benchmark for most of the first eight months of the period, which was positive for performance as real yields dropped.

•    The Fund’s duration was shorter than the benchmark for the last four months of the period, which was a negative for performance as yields fell.

•    The Fund maintained a modest barbell strategy for the entire 12-month period, which was negative for performance compared to the benchmark as yields on short maturity TIPS fell further than yields on long maturity TIPS.

•    The Fund’s yield was improved by using a combination of TIPS buy-forward agreements and low duration, high quality conventional yield debt instruments. The steepness of the real yield curve made this an attractive option for the Fund.

24	PIMCO Funds Annual Report I 3.31.03

PIMCO Real Return Fund II

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	Since Inception*
Real Return Fund II Institutional Class	18.14%	16.36%
Lehman Brothers Global Real: U.S. TIPS Index	18.11%	—
Lipper Intermediate U.S. Treasury Fund Average	16.32%	—

* Annualized (All Fund returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

                        $5,000,000 invested at inception

                        Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Fund seeks its investment objective by investing under normal circumstances at least 65% of its total assets in inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and corporations.

•    For the 12 months ended March 31, 2003, the Institutional Class shares of the Real Return Fund II returned 18.14%, versus 18.11% for the Lehman Brothers Global Real: U.S. TIPS Index.

•    Real yields decreased by 1.45% over the past 12 months, compared to a decrease of 1.72% for conventional U.S. Treasury issues of similar maturities.

•    Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 1.82% at March 31, 2003 for the 10-year maturity. This compares to a breakeven yield of 2.09% on March 31, 2002. The 12-month CPI-U change for the last report as of March 31, 2003, was 2.98%.

•    The effective duration of the Fund was 7.57 years on March 31, 2003, versus a duration of 7.60 years for the benchmark.

•    The Fund’s duration was longer than that of the benchmark for most of the 12-month period, which was positive for performance as real yields dropped.

•    The Fund pursued a bulleted strategy for the first four months of the period, which was positive for performance compared to the benchmark as yields on short maturity TIPS fell further than yields on long maturity TIPS.

•    The Fund moved to a modest barbell strategy for the last eight months of the period, which was negative for performance compared to the benchmark as the real yield curve continued to steepen.

•    The Fund’s yield was improved by using a combination of TIPS buy-forward agreements and low duration, high quality conventional yield debt instruments. The steepness of the real yield curve made this an attractive option for the Fund.

3.31.03 I PIMCO Funds Annual Report	25

PIMCO Short Duration Municipal Income Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	Since Inception*
Short Duration Municipal Income Fund Institutional Class	2.52%	4.25%
Short Duration Municipal Income Fund Administrative Class	—	1.48%
Lehman Brothers 1-Year Municipal Bond Index	3.87%	—
Lipper Short Municipal Debt Fund Average	4.26%	—

* Annualized (All Fund returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

                        $5,000,000 invested at inception

                        Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•    The Short Duration Municipal Income Fund Institutional Class returned 2.52% for the fiscal year ended March 31, 2003 versus 3.87% for the Fund’s benchmark, the Lehman Brothers 1-Year Municipal Bond Index.

•    The return for the Lipper Short-Term Municipal Debt Fund Average, consisting of national muni funds with average maturities between 1 to 5 years, was 4.26% for the one-year period ended March 31, 2003.

•    The Fund’s effective duration was managed slightly above that of the benchmark, helping performance as yields declined across the muni curve.

•    Interest-rate hedging strategies hindered returns as Treasury rates declined more than municipal rates.

•    The Fund’s average credit quality was AA+ at the end of the fiscal year, versus the benchmark’s average of AA.

•    The Fund’s SEC yield after fees at March 31, 2003 was 1.92%, or 3.13% on a fully tax-adjusted basis with a federal tax rate of 38.6%.

•    Exposure to tobacco securitization debt hindered performance in March 2003 due to the judicial decision against Philip Morris in the Miles case in Illinois.

•    The combination of municipal supply and the overhang of budgetary issues for most states was the cause for underperformance of the municipal asset class versus many other fixed-income asset classes.

•    Underweight in California general obligation bonds was positive, as California’s projected deficit for fiscal 2004 increased from $21 billion to $35 billion, prompting S&P to downgrade California long-term debt from A+ to A.

26	PIMCO Funds Annual Report I 3.31.03

PIMCO Short-Term Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	5 Years*	10 Years*	Since Inception*
Short-Term Fund Institutional Class	3.60%	5.23%	5.68%	6.16%
Short-Term Fund Administrative Class	3.34%	4.97%	—	5.43%
Salomon Smith Barney 3-Month Treasury Bill Index	1.56%	4.09%	4.46%	—
Lipper Ultra-Short Obligations Fund Average	2.76%	4.74%	4.91%	—

* Annualized (All Fund returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

                        $5,000,000 invested at inception

                        Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•    The Short-Term Fund Institutional Class shares returned 3.60% for the annual period ended March 31, 2003, outperforming the Salomon Smith Barney 3-Month Treasury Bill Index return of 1.56%.

•    An above-Index duration boosted returns as short-term interest rates fell significantly.

•    Mortgage-backed holdings provided an attractive source of yield and positive price performance during 2002 and 2003.

•    The Fund’s investment-grade corporate holdings slightly enhanced performance due to a revival in investor risk appetite during the latter half of 2002 and the first quarter of 2003. This was slightly offset by concerns surrounding corporate profitability and disclosure practices during 2002.

•    Limited holdings of U.S. dollar-denominated emerging markets bonds had a positive impact on performance as economic fundamentals continued to improve.

•    Eurodollar futures and written options strategies boosted returns.

•    An allocation to real return bonds was positive as most real yields fell amid strong demand from investors.

•    Asset-backed bonds helped returns, providing yields that exceeded short-term Treasuries.

3.31.03 I PIMCO Funds Annual Report	27

PIMCO StocksPLUS Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	5 Years*	Since Inception*
StocksPLUS Fund Institutional Class	-22.42%	-2.90%	9.82%
StocksPLUS Fund Administrative Class	-22.66%	-3.30%	3.63%
S&P 500 Index	-24.76%	-3.77%	—
Lipper Large-Cap Core Fund Average	-25.78%	-5.00%	—

* Annualized (All Fund returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

                        $5,000,000 invested at inception

                        Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments.

•    Investors fled to safe assets amid worries about sluggish growth, corporate scandals and geopolitical uncertainty. Most sectors of the bond market fared well whereas most stock market indexes experienced significant declines.

•    The S&P 500 Index posted a total return of –24.76% for the 12-months ended March 31, 2003. The StocksPLUS Fund Institutional Class shares delivered a total return of –22.42%, outperforming the S&P 500 Index.

•    A longer relative duration and broader exposure to the yield curve allowed the Fund to benefit from price appreciation associated with falling interest rates; the upward slope of the yield curve also resulted in the capture of attractive yield premium.

•    Mortgage-backed securities provided an attractive source of yield and enhanced the Fund’s credit quality.

•    Corporate fixed income holdings were positive overall for performance due to high relative yield premiums and stable price performance.

•    Modest holdings of upper-tier emerging market bonds helped performance as the sector benefited from improving issuer fundamentals, higher commodity prices and significant cash inflows.

•    Exposure to short-term European interest rates boosted returns as rates fell in association with expected and realized European central bank easing.

28	PIMCO Funds Annual Report I 3.31.03

PIMCO StocksPLUS Total Return Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	Since Inception
StocksPLUS Total Return Fund Institutional Class	—	-7.83%
S&P 500 Index	—	-13.12%
Lipper Specialty Diversified Equity Fund Average	—	—

Annualized (All Fund returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

                        $5,000,000 invested at inception

                        Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments.

•    Investors fled to safe assets amid worries about sluggish growth, corporate scandals and geopolitical uncertainty. Most sectors of the bond market fared well whereas most stock market indexes experienced significant declines.

•    The S&P 500 Index posted a total return of –13.12% for the 9-months ended March 31, 2003. The StocksPLUS Total Return Fund Institutional Class shares delivered a total return of –7.83%, outperforming the S&P 500 Index by 5.29 % over the same period.

•    A longer relative duration allowed the Fund to benefit from price appreciation associated with falling interest rates; a focus on intermediate maturities where rates fell the most was especially helpful for performance. The upward slope of the yield curve also resulted in the capture of attractive yield premium.

•    Mortgage backed securities provided an attractive source of yield and enhanced the Fund’s credit quality.

•    Corporate fixed income holdings were positive overall for performance due to high relative yield premiums and stable price performance.

•    Exposure to short-term European interest rates boosted returns as rates fell in association with expected and realized European central bank easing.

3.31.03 I PIMCO Funds Annual Report	29

PIMCO Strategic Balanced Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	5 Years*	Since Inception*
Strategic Balanced Fund Institutional Class	-9.80%	1.27%	7.10%
Strategic Balanced Fund Administrative Class	-10.02%	—	-2.69%
60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index	-11.25%	1.08%	—
S&P 500 Index	-24.76%	-3.77%	—
Lipper Balanced Fund Average	-13.29%	-0.50%	—

* Annualized (All Fund returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

                        $5,000,000 invested at inception

                        Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•     The Fund seeks to achieve its investment objective by normally investing between 45% and 75% of its total assets in the StocksPLUS Fund and between 25% and 55% of its total assets in the Total Return Fund.

•    For the 12-month period ended March 31, 2003, the Strategic Fund’s Institutional Class shares returned –9.80% versus –11.25% for the Fund’s benchmark, a blend of 60% S&P 500 and 40% Lehman Brothers Aggregate Bond Index (LBAG).

•    Asset allocation decisions had little impact on the Fund’s returns as a largely neutral equity/fixed income mix was employed for the past twelve months.

•    The equity allocation, employing PIMCO’s StocksPLUS Fund, outperformed the S&P 500 mainly due to the yield advantage of bonds backing S&P 500 futures contracts, including high yielding corporate, mortgage and emerging market bonds.

•    The fixed income allocation, utilizing the PIMCO Total Return Fund, slightly outperformed the LBAG. Positive factors for performance included interest rate decisions, an overweight to mortgages, and exposure to emerging markets. Exposure to out-of-favor credits, including high yield, was a significant detractor from performance.

30	PIMCO Funds Annual Report I 3.31.03

PIMCO Total Return Fund II

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	5 Years*	10 Years*	Since Inception*
Total Return Fund II Institutional Class	11.23%	7.94%	7.68%	8.09%
Total Return Fund II Administrative Class	10.96%	7.67%	—	8.63%
Lehman Brothers Aggregate Bond Index	11.69%	7.51%	7.23%	—
Lipper Intermediate Investment Grade Debt Fund Average	9.98%	6.37%	6.41%	—

* Annualized (All Fund returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

                        $5,000,000 invested at inception

                        Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities with quality and non-U.S. issuer restrictions.

•    The Total Return Fund II Institutional Class shares trailed the Lehman Brothers Aggregate Bond Index for the one-year period ended March 31, 2003, returning 11.23% versus 11.69% for the Index.

•    The Fund’s duration was slightly below that of the Index during the period, which had a negative impact on returns as yields generally fell.

•    An emphasis on intermediate maturity securities was positive for returns as rates declined most in this sector.

•    The Fund benefited from an overweight in mortgages, which provided a high quality source of additional yield.

•    An underweight in investment grade corporates hurt returns as this sector performed well due to investor expectations of economic recovery and a demand for higher yielding assets.

3.31.03 I PIMCO Funds Annual Report	31

PIMCO Total Return Fund III

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	5 Years*	10 Years*	Since Inception*
Total Return Fund III Institutional Class	12.20%	8.04%	8.00%	8.95%
Total Return Fund III Administrative Class	11.93%	7.75%	—	8.56%
Lehman Brothers Aggregate Bond Index	11.69%	7.51%	7.23%	—
Lipper Intermediate Investment Grade Debt Fund Average	9.98%	6.37%	6.41%	—

* Annualized (All Fund returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

                        $5,000,000 invested at inception

                        Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities with prohibitions on firms engaged in socially sensitive practices.

•    The Total Return Fund III’s Institutional Class shares outperformed the Lehman Brothers Aggregate Bond Index for the one-year period ended March 31, 2003, returning 12.20% versus 11.69% for the Index.

•    The Fund held slightly above Index duration during most of the year, which had a positive impact on returns as yields generally fell. An emphasis on intermediate maturity securities was positive for returns as rates declined most in this sector.

•    The Fund benefited from an overweight in mortgages, which provided a high quality source of additional yield.

•    An underweight in investment grade corporates hurt returns as this sector performed well due to investor expectations of economic recovery and a demand for higher yielding assets.

•    Euro-zone holdings detracted from performance as European markets underperformed the U.S. given the flight-to-quality driven Treasury rally.

•    A small, high-quality emerging markets exposure was a positive for performance as the Fund was focused on countries with relatively stable economies.

32	PIMCO Funds Annual Report I 3.31.03

PIMCO Total Return Mortgage Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	5 Years*	Since Inception*
Total Return Mortgage Fund Institutional Class	9.48%	8.09%	8.33%
Total Return Mortgage Fund Adminstrative Class	9.22%	—	8.18%
Lehman Brothers Mortgage Index	8.68%	7.19%	—
Lipper U.S. Mortgage Fund Average	8.18%	6.35%	—

* Annualized (All Fund returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

                        $5,000,000 invested at inception

                        Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls).

•    The Total Return Mortgage Fund Institutional Class outperformed the Lehman Brothers Mortgage Index for year ended March 31, 2003 by 0.80%, returning 9.48%, versus 8.68% for the Index.

•    The Fund’s greater-than-benchmark duration added to performance as rates declined across the maturity spectrum over the course of the year.

•    A modest allocation to GNMA II ARMs added to returns for most of the year as they provided attractive yields relative to their short durations; however, in the recent quarter, historically low mortgage rates prompted record refinancing activity, including investors moving out of ARMs and into fixed-rate pass-throughs.

•    A focus in the 15-Year FNMA sector added to returns as investors preferred the relatively stable cash flows offered by these securities.

•    An emphasis on lower coupons helped protect against rapid prepayments and contributed positively to performance for the period.

•    Buying mortgages forward and investing the purchase amount at relatively high short-term rates added to returns.

•    Prepayment continues to remain at unprecedented rates, but investor concerns about extension risk remain.

•    Financial institutions have played a key role in absorbing the supply of MBS over the past several quarters. Their willingness to be purchasers has influenced mortgage performance.

3.31.03 I PIMCO Funds Annual Report	33

Footnotes:

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The average annual total return measures performance assuming that all dividend and capital gain distributions were reinvested. Returns shown do not reflect the deduction of taxes that a shareholder would pay (i) on fund distributions or (ii) the redemption of fund shares. The line graphs assume the investment of $5,000,000 at the beginning of the first full month following a Fund’s Institutional Class inception. The performance of the Administrative Class reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The table below sets forth the inception dates for each Fund’s Institutional Class and Administrative Class shares. A portion of the distributions made by the Foreign Bond Fund during fiscal year 2003 represented a tax return of capital. The return of capital distribution was the result of foreign currency losses realized during the year that reduced net investment income for federal income tax purposes.

The Convertible Fund changed its benchmark index from the First Boston Convertible Bond Index to the Merrill Lynch All Convertibles Index because information is more readily available for the Merrill Lynch All Convertibles Index and the index is equally representative of the convertible market. The Emerging Markets Bond Fund changed its benchmark index from the J.P. Morgan Emerging Markets Bond Index Plus to the J.P. Morgan Emerging Markets Bond Global Index because the J.P. Morgan Emerging Markets Bond Global Index more closely reflects the universe of securities in which the Fund invests. The Merrill Lynch U.S. High Yield BB-B Rated Index’s performance numbers prior to 12/31/96 represent returns of the Merrill Lynch U.S. High Yield BB-B Rated Cash Pay Index. The Real Return Asset Fund changed its benchmark index from the Barclay’s 10+ Year U.S. TIPS Index to the Lehman Brothers U.S. Treasury Inflation Notes 10+ Years Index because the Lehman Brothers U.S. Treasury Inflation Notes 10+ Years Index more closely reflects the universe of securities in which the Fund invests. The Lehman Brother’s Global Real: U.S. TIPS Index’s performance numbers prior to 10/31/97 represent returns of the Lehman Inflation Notes Indexes.

The credit quality of the investments in the portfolio does not apply to the stability or safety of the fund. The Lipper Averages are calculated by Lipper, Inc. Each Lipper Average is the total return performance average of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges. An investment in a fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. In addition, it is possible to lose money on investments in a fund.

Inception Dates:

Fund	Institutional Class	Administrative Class
All Asset Fund	07/31/02	12/31/02
California Intermediate Municipal Bond Fund	08/31/99	09/07/99
California Municipal Bond Fund	05/16/00	08/19/02
CommodityRealReturn Strategy Fund	06/28/02	02/14/03
Convertible Fund	03/31/99	08/01/00
Emerging Markets Bond Fund	07/31/97	09/30/98
European Convertible Fund	11/30/00	NA
Foreign Bond Fund	12/02/92	01/28/97
Global Bond Fund	11/23/93	07/31/96
Global Bond Fund II	02/25/98	NA
GNMA Fund	07/31/97	NA
High Yield Fund	12/15/92	01/16/95
Investment Grade Corporate Bond Fund	04/28/00	09/30/02
Long-Term U.S. Government Fund	07/01/91	09/23/97
Low Duration Fund	05/11/87	01/03/95
Low Duration Fund II	10/31/91	02/02/98
Low Duration Fund III	12/31/96	03/19/99
Moderate Duration Fund	12/31/96	NA
Money Market Fund	03/01/91	01/25/95
Municipal Bond Fund	12/31/97	09/30/98
New York Municipal Bond Fund	08/31/99	NA
Real Return Asset Fund	11/12/01	NA
Real Return Fund	01/29/97	04/28/00
Real Return Fund II	02/28/02	NA
Short Duration Municipal Income Fund	08/31/99	10/22/02
Short-Term Fund	10/07/87	02/01/96
StocksPLUS Fund	05/13/93	01/07/97
StocksPLUS Total Return Fund	06/28/02	NA
Strategic Balanced Fund	06/28/96	06/30/99
Total Return Fund	05/11/87	09/08/94
Total Return Fund II	12/30/91	11/30/94
Total Return Fund III	05/01/91	04/11/97
Total Return Mortgage Fund	07/31/97	12/13/01

34	PIMCO Funds Annual Report I 3.31.03

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Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gain (Loss) on Investments		Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

All Asset Fund
Institutional Class
07/31/2002-03/31/2003	$10.00	$0.41	(a)	$1.09	(a)	$1.50	$(0.27)	$0.00

Administrative Class
12/31/2002-03/31/2003	10.94	0.06	(a)	0.24	(a)	0.30	(0.01)	0.00

California Intermediate Municipal Bond Fund
Institutional Class
03/31/2003	$10.16	$0.45	(a)	$0.11	(a)	$0.56	$(0.45)	$(0.05)

03/31/2002	10.60	0.49	(a)	(0.06	)(a)	0.43	(0.47)	(0.40)

03/31/2001	10.05	0.45	(a)	0.56	(a)	1.04	(0.46)	(0.03)

08/31/1999 - 03/31/2000	10.00	0.25	(a)	0.06	(a)	0.31	(0.24)	(0.02)

Administrative Class
03/31/2003	10.16	0.41	(a)	0.12	(a)	0.53	(0.42)	(0.05)

03/31/2002	10.60	0.48	(a)	(0.08	)(a)	0.40	(0.44)	(0.40)

03/31/2001	10.05	0.45	(a)	0.57	(a)	1.02	(0.44)	(0.03)

09/07/1999 - 03/31/2000	10.02	0.22	(a)	0.05	(a)	0.27	(0.22)	(0.02)

California Municipal Bond Fund
Institutional Class
03/31/2003	$10.02	$0.46	(a)	$0.35	(a)	$0.81	$(0.46)	$(0.01)

03/31/2002	10.35	0.39	(a)	0.05	(a)	0.44	(0.38)	(0.39)

05/16/2000 - 03/31/2001	10.00	0.43	(a)	0.78	(a)	1.21	(0.43)	(0.43)

Administrative Class
08/19/2002 - 03/31/2003	10.32	0.24	(a)	0.07	(a)	0.31	(0.26)	(0.01)

CommodityRealReturn Strategy Fund
Institutional Class
06/28/2002 - 03/31/2003	$10.00	$1.05	(a)	$1.84	(a)	$2.89	$(0.86)	$0.00

Administrative Class
02/14/2003-03/31/2003	12.88	(0.80	)(a)	(0.05	)(a)	(0.85)	0.00	0.00

Convertible Fund
Institutional Class
03/31/2003	$10.42	$0.28	(a)	$(0.94	)(a)	$(0.66)	$(0.36)	$0.00

03/31/2002	11.33	0.20	(a)	(0.46	)(a)	(0.26)	(0.65)	0.00

03/31/2001	15.77	0.01	(a)	(3.50	)(a)	(3.49)	(0.25)	(0.70)

03/31/2000	10.00	0.07	(a)	5.97	(a)	6.04	(0.18)	(0.09)

Administrative Class
03/31/2003	10.64	0.27	(a)	(1.02	)(a)	(0.75)	(0.33)	0.00

03/31/2002	11.36	0.13	(a)	(0.41	)(a)	(0.28)	(0.44)	0.00

08/01/2000 - 03/31/2001	14.49	(0.03	)(a)	(2.19	)(a)	(2.22)	(0.21)	(0.70)

Emerging Markets Bond Fund
Institutional Class
03/31/2003	$9.60	$0.69	(a)	$0.71	(a)	$1.40	$(0.70)	$(0.25)

03/31/2002	8.40	0.76	(a)	1.72	(a)	2.48	(0.78)	(0.50)

03/31/2001	8.61	0.82	(a)	0.20	(a)	1.02	(0.83)	(0.40)

03/31/2000	7.51	0.86	(a)	1.11	(a)	1.97	(0.87)	0.00

03/31/1999	9.67	0.87	(a)	(2.11	)(a)	(1.24)	(0.87)	(0.05)

Administrative Class
03/31/2003	9.60	0.66	(a)	0.71	(a)	1.37	(0.67)	(0.25)

03/31/2002	8.40	0.75	(a)	1.71	(a)	2.46	(0.76)	(0.50)

03/31/2001	8.61	0.80	(a)	0.20	(a)	1.00	(0.81)	(0.40)

03/31/2000	7.51	0.83	(a)	1.12	(a)	1.95	(0.85)	0.00

09/30/1998 - 03/31/1999	6.82	0.45	(a)	0.74	(a)	1.19	(0.45)	(0.05)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.85%.
(c)	Ratio of expenses to average net assets excluding interest expense is 1.10%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.65%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.69%.
(g)	Ratio of expenses to average net assets excluding interest expense is 0.74%.

36	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

All Asset Fund
Institutional Class
07/31/2002-03/31/2003	$0.00	$(0.27)	$11.23	15.07%	$152,635	0.19	%*(k)	5.50	%*	101%

Administrative Class
12/31/2002-03/31/2003	0.00	(0.01)	11.23	2.73	11	0.44	*(l)	2.28	*	101

California Intermediate Municipal Bond Fund
Institutional Class
03/31/2003	$0.00	$(0.50)	$10.22	5.55%	$89,240	0.47%		4.33%		101%

03/31/2002	0.00	(0.87)	10.16	4.15	83,656	0.50	(h)	4.68		94

03/31/2001	0.00	(0.49)	10.60	10.60	87,531	0.50		4.62		257

08/31/1999-03/31/2000	0.00	(0.26)	10.05	3.16	8,415	0.49	*(j)	4.22	*	357

Administrative Class
03/31/2003	0.00	(0.47)	10.22	5.27	3,578	0.72		3.95		101

03/31/2002	0.00	(0.84)	10.16	3.90	1,612	0.75	(g)	4.51		94

03/31/2001	0.00	(0.47)	10.60	10.36	1,717	0.74		4.28		257

09/07/1999-03/31/2000	0.00	(0.24)	10.05	2.73	10	0.75	*(i)	3.95	*	357

California Municipal Bond Fund
Institutional Class
03/31/2003	$0.00	$(0.47)	$10.36	8.15%	$9,290	0.49	%(o)	4.44%		221%

03/31/2002	0.00	(0.77)	10.02	4.20	9,670	0.49		3.78		164

05/16/2000-03/31/2001	0.00	(0.86)	10.35	12.49	11,941	0.49	*	4.76	*	338

Administrative Class
08/19/2002-03/31/2003	0.00	(0.27)	10.36	2.98	10	0.72	*	3.68	*	221

CommodityRealReturn Strategy Fund
Institutional Class
06/28/2002-03/31/2003	$0.00	$(0.86)	$12.03	29.33%	$91,773	0.74	%*(m)	11.13	%*	492%

Administrative Class
02/14/2003-03/31/2003	0.00	0.00	12.03	(6.60)	9	0.99	*(n)	(49.55	)*	492

Convertible Fund
Institutional Class
03/31/2003	$0.00	$(0.36)	$9.40	(6.34)%	$11,469	0.67	%(d)	2.92%		187%

03/31/2002	0.00	(0.65)	10.42	(2.26)	14,794	0.73	(d)	1.76		307

03/31/2001	0.00	(0.95)	11.33	(23.00)	65,980	0.67	(d)	0.08		225

03/31/2000	0.00	(0.27)	15.77	60.66	168,224	0.65	(f)	0.50		247

Administrative Class

03/31/2003	0.00	(0.33)	9.56	(7.00)	8	0.92	(e)	2.71		187

03/31/2002	0.00	(0.44)	10.64	(2.42)	8	1.01	(e)	1.27		307

08/01/2000-03/31/2001	0.00	(0.91)	11.36	(16.25)	322	0.90	*	(0.32	)*	225

Emerging Markets Bond Fund
Institutional Class
03/31/2003	$0.00	$(0.95)	$10.05	16.11%	$445,720	0.87	%(b)	7.50%		388%

03/31/2002	0.00	(1.28)	9.60	31.46	177,399	0.92	(b)	8.35		620

03/31/2001	0.00	(1.23)	8.40	12.94	46,239	0.93	(b)	9.73		902

03/31/2000	0.00	(0.87)	8.61	27.90	12,614	0.89	(b)	10.69		328

03/31/1999	0.00	(0.92)	7.51	(12.55)	3,641	0.85		11.08		315

Administrative Class
03/31/2003	0.00	(0.92)	10.05	15.85	31,735	1.12	(c)	7.11		388

03/31/2002	0.00	(1.26)	9.60	31.11	11,685	1.19	(c)	8.36		620

03/31/2001	0.00	(1.21)	8.40	12.65	7,793	1.17	(c)	9.46		902

03/31/2000	0.00	(0.85)	8.61	27.60	13,490	1.14	(c)	10.30		328

09/30/1998-03/31/1999	0.00	(0.50)	7.51	17.88	118	1.10	*	6.24	*	315

(h)	Ratio of expenses to average net assets excluding interest expense is 0.49%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.01%.
(j)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.02%.
(k)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.25%.
(l)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.50%.
(m)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.17%.
(n)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.17%.
(o)	Ratio of expenses to average net assets excluding interest expense is 0.47%.

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	37

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gain (Loss) on Investments		Total Income from Investment Operations	Dividends from Net Investment Income

European Convertible Fund
Institutional Class
03/31/2003	$9.51	$0.10	(a)	$0.84	(a)	$0.94	$(0.21)

03/31/2002	9.97	0.17	(a)	(0.05	)(a)	0.12	(0.23)

11/30/2000-03/31/2001	10.00	0.04	(a)	(0.03	)(a)	0.01	(0.04)

Foreign Bond Fund
Institutional Class
03/31/2003	$10.39	$0.40	(a)	$0.57	(a)	$0.97	$(0.27)

03/31/2002	10.32	0.48	(a)	0.09	(a)	0.57	(0.48)

03/31/2001	10.03	0.58	(a)	0.51	(a)	1.09	(0.59)

03/31/2000	10.63	0.64	(a)	(0.45	)(a)	0.19	(0.64)

03/31/1999	10.74	0.58	(a)	0.24	(a)	0.82	(0.58)

Administrative Class
03/31/2003	10.39	0.37	(a)	0.59	(a)	0.96	(0.27)

03/31/2002	10.32	0.45	(a)	0.09	(a)	0.54	(0.45)

03/31/2001	10.03	0.55	(a)	0.51	(a)	1.06	(0.56)

03/31/2000	10.63	0.61	(a)	(0.45	)(a)	0.16	(0.61)

03/31/1999	10.74	0.56	(a)	0.24	(a)	0.80	(0.56)

Global Bond Fund
Institutional Class
03/31/2003	$8.33	$0.41	(a)	$1.79	(a)	$2.20	$(0.42)

03/31/2002	8.45	0.42	(a)	(0.12	)(a)	0.30	(0.41)

03/31/2001	9.01	0.48	(a)	(0.56	)(a)	(0.08)	(0.06)

03/31/2000	9.76	0.57	(a)	(0.75	)(a)	(0.18)	(0.52)

03/31/1999	9.70	0.52	(a)	0.14	(a)	0.66	(0.52)

Administrative Class
03/31/2003	8.33	0.38	(a)	1.80	(a)	2.18	(0.40)

03/31/2002	8.45	0.39	(a)	(0.11	)(a)	0.28	(0.39)

03/31/2001	9.01	0.46	(a)	(0.56	)(a)	(0.10)	(0.06)

03/31/2000	9.76	0.55	(a)	(0.75	)(a)	(0.20)	(0.50)

03/31/1999	9.70	0.51	(a)	0.14	(a)	0.65	(0.51)

Global Bond Fund II
Institutional Class
03/31/2003	$9.42	$0.40	(a)	$0.68	(a)	$1.08	$(0.40)

03/31/2002	9.61	0.43	(a)	0.12	(a)	0.55	(0.43)

03/31/2001	9.41	0.55	(a)	0.51	(a)	1.06	(0.56)

03/31/2000	9.89	0.56	(a)	(0.46	)(a)	0.10	(0.56)

03/31/1999	9.92	0.52	(a)	0.06	(a)	0.58	(0.52)

GNMA Fund
Institutional Class
03/31/2003	$10.67	$0.24	(a)	$0.67	(a)	$0.91	$(0.28)

03/31/2002	10.44	0.39	(a)	0.46	(a)	0.85	(0.50)

03/31/2001	9.89	0.63	(a)	0.60	(a)	1.23	(0.63)

03/31/2000	10.01	0.62	(a)	(0.12	)(a)	0.50	(0.62)

03/31/1999	10.13	0.64	(a)	(0.08	)(a)	0.56	(0.64)

High Yield Fund
Institutional Class
03/31/2003	$9.19	$0.74	(a)	$(0.29	)(a)	$0.45	$(0.74)

03/31/2002	9.88	0.78	(a)	(0.68	)(a)	0.10	(0.79)

03/31/2001	10.22	0.90	(a)	(0.33	)(a)	0.57	(0.91)

03/31/2000	11.23	0.94	(a)	(1.01	)(a)	(0.07)	(0.94)

03/31/1999	11.66	0.95	(a)	(0.43	)(a)	0.52	(0.95)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.50%.

38	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

European Convertible Fund
Institutional Class
03/31/2003	$0.00	$0.00	$(0.21)	$10.24	9.98%	$4,383	0.75%		1.01%	137%

03/31/2002	(0.35)	0.00	(0.58)	9.51	1.28	5,057	0.80	(b)	1.76	222

11/30/2000-03/31/2001	0.00	0.00	(0.04)	9.97	0.10	4,997	0.75	*(g)	1.27 *	175

Foreign Bond Fund
Institutional Class
03/31/2003	$(0.25)	$(0.14)	$(0.66)	$10.70	9.58%	$800,237	0.50%		3.77%	589%

03/31/2002	(0.02)	0.00	(0.50)	10.39	5.68	511,247	0.51	(c)	4.61	434

03/31/2001	(0.21)	0.00	(0.80)	10.32	11.34	482,480	0.54	(c)	5.78	417

03/31/2000	(0.15)	0.00	(0.79)	10.03	1.96	421,831	0.69	(c)	6.20	330

03/31/1999	(0.35)	0.00	(0.93)	10.63	7.92	530,325	0.50		5.39	376

Administrative Class
03/31/2003	(0.25)	(0.13)	(0.65)	10.70	9.49	31,805	0.75		3.53	589

03/31/2002	(0.02)	0.00	(0.47)	10.39	5.42	21,565	0.76	(b)	4.32	434

03/31/2001	(0.21)	0.00	(0.77)	10.32	11.06	17,056	0.78	(b)	5.36	417

03/31/2000	(0.15)	0.00	(0.76)	10.03	1.70	4,824	0.97	(b)	6.01	330

03/31/1999	(0.35)	0.00	(0.91)	10.63	7.65	2,096	0.75		5.13	376

Global Bond Fund
Institutional Class
03/31/2003	$0.00	$0.00	$(0.42)	$10.11	26.89%	$497,829	0.56	%(f)	4.38%	483%

03/31/2002	0.00	(0.01)	(0.42)	8.33	3.52	300,625	0.56	(f)	4.87	355

03/31/2001	0.00	(0.42)	(0.48)	8.45	(0.83)	307,686	0.57	(f)	5.58	416

03/31/2000	0.00	(0.05)	(0.57)	9.01	(1.81)	271,538	0.71	(f)	6.12	301

03/31/1999	(0.08)	0.00	(0.60)	9.76	6.90	266,984	0.55		5.35	143

Administrative Class
03/31/2003	0.00	0.00	(0.40)	10.11	26.59	37,875	0.81	(e)	4.01	483

03/31/2002	0.00	(0.01)	(0.40)	8.33	3.26	5,946	0.80		4.58	355

03/31/2001	0.00	(0.40)	(0.46)	8.45	(1.07)	2,142	0.81	(e)	5.33	416

03/31/2000	0.00	(0.05)	(0.55)	9.01	(2.05)	2,238	0.92	(e)	5.91	301

03/31/1999	(0.08)	0.00	(0.59)	9.76	6.78	1,326	0.80		5.21	143

Global Bond Fund II
Institutional Class
03/31/2003	$0.00	$0.00	$(0.40)	$10.10	11.70%	$114,956	0.57	%(f)	4.05%	413%

03/31/2002	(0.31)	0.00	(0.74)	9.42	5.84	66,036	0.56	(f)	4.49	373

03/31/2001	(0.30)	0.00	(0.86)	9.61	11.87	62,895	0.58	(f)	5.86	422

03/31/2000	(0.02)	0.00	(0.58)	9.41	1.11	84,926	0.61	(f)	5.92	290

03/31/1999	(0.09)	0.00	(0.61)	9.89	6.06	29,044	0.55		5.29	236

GNMA Fund
Institutional Class
03/31/2003	$(0.25)	$0.00	$(0.53)	$11.05	8.68%	$94,432	0.50%		2.18%	763%

03/31/2002	(0.12)	0.00	(0.62)	10.67	8.36	35,144	0.54	(c)	3.61	1292

03/31/2001	(0.05)	0.00	(0.68)	10.44	12.96	9,963	0.50		6.29	808

03/31/2000	0.00	0.00	(0.62)	9.89	5.16	4,308	1.60	(d)	6.23	952

03/31/1999	(0.04)	0.00	(0.68)	10.01	5.71	4,119	2.37	(d)	6.35	198

High Yield Fund
Institutional Class
03/31/2003	$0.00	$0.00	$(0.74)	$8.90	5.58%	$2,730,996	0.50%		8.60%	129%

03/31/2002	0.00	0.00	(0.79)	9.19	1.07	1,869,413	0.50		8.29	96

03/31/2001	0.00	0.00	(0.91)	9.88	5.85	1,182,954	0.50		8.91	53

03/31/2000	0.00	0.00	(0.94)	10.22	(0.74)	1,960,171	0.50		8.64	39

03/31/1999	0.00	0.00	(0.95)	11.23	4.73	2,162,868	0.50		8.41	39

(d)	Ratio of expenses to average net assets excluding interest expense is 0.51%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.80%.
(f)	Ratio of expenses to average net assets excluding interest expense is 0.55%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.78%.

3.31.03 I PIMCO Funds Annual Report	39

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gain (Loss) on Investments		Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

High Yield Fund (cont.)
Administrative Class
03/31/2003	$9.19	$0.72	(a)	$(0.29	)(a)	$0.43	$(0.72)	$0.00

03/31/2002	9.88	0.76	(a)	(0.68	)(a)	0.08	(0.77)	0.00

03/31/2001	10.22	0.88	(a)	(0.33	)(a)	0.55	(0.89)	0.00

03/31/2000	11.23	0.91	(a)	(1.01	)(a)	(0.10)	(0.91)	0.00

03/31/1999	11.66	0.93	(a)	(0.43	)(a)	0.50	(0.93)	0.00

Investment Grade Corporate Bond Fund
Institutional Class
03/31/2003	$10.10	$0.41	(a)	$0.93	(a)	$1.34	$(0.59)	$(0.36)

03/31/2002	10.68	0.74	(a)	(0.09	)(a)	0.65	(0.74)	(0.49)

04/28/2000 - 03/31/2001	10.00	0.72	(a)	0.72	(a)	1.44	(0.72)	(0.04)

Administrative Class
09/30/2002 - 03/31/2003	10.33	0.29	(a)	0.52	(a)	0.81	(0.29)	(0.36)

Long-Term U.S. Government Fund
Institutional Class
03/31/2003	$9.96	$0.47	(a)	$1.64	(a)	$2.11	$(0.48)	$(0.47)

03/31/2002	10.65	0.67	(a)	(0.39	)(a)	0.28	(0.67)	(0.30)

03/31/2001	9.79	0.62	(a)	0.85	(a)	1.47	(0.61)	0.00

03/31/2000	10.30	0.61	(a)	(0.50	)(a)	0.11	(0.62)	0.00

03/31/1999	10.57	0.63	(a)	0.20	(a)	0.83	(0.64)	(0.46)

Administrative Class
03/31/2003	9.96	0.44	(a)	1.64	(a)	2.08	(0.45)	(0.47)

03/31/2002	10.65	0.64	(a)	(0.39	)(a)	0.25	(0.64)	(0.30)

03/31/2001	9.79	0.40	(a)	1.05	(a)	1.45	(0.59)	0.00

03/31/2000	10.30	0.57	(a)	(0.49	)(a)	0.08	(0.59)	0.00

03/31/1999	10.57	0.60	(a)	0.20	(a)	0.80	(0.61)	(0.46)

Low Duration Fund
Institutional Class
03/31/2003	$10.06	$0.35	(a)	$0.45	(a)	$0.80	$(0.39)	$(0.14)

03/31/2002	10.03	0.54	(a)	0.04	(a)	0.58	(0.54)	(0.01)

03/31/2001	9.81	0.68	(a)	0.21	(a)	0.89	(0.67)	0.00

03/31/2000	10.10	0.64	(a)	(0.29	)(a)	0.35	(0.64)	0.00

03/31/1999	10.18	0.65	(a)	(0.02	)(a)	0.63	(0.65)	(0.06)

Administrative Class
03/31/2003	10.06	0.33	(a)	0.44	(a)	0.77	(0.36)	(0.14)

03/31/2002	10.03	0.50	(a)	0.05	(a)	0.55	(0.51)	(0.01)

03/31/2001	9.81	0.62	(a)	0.25	(a)	0.87	(0.65)	0.00

03/31/2000	10.10	0.61	(a)	(0.29	)(a)	0.32	(0.61)	0.00

03/31/1999	10.18	0.62	(a)	(0.02	)(a)	0.60	(0.62)	(0.06)

Low Duration Fund II
Institutional Class
03/31/2003	$9.77	$0.33	(a)	$0.40	(a)	$0.73	$(0.37)	$(0.11)

03/31/2002	9.98	0.52	(a)	0.05	(a)	0.57	(0.51)	(0.27)

03/31/2001	9.69	0.62	(a)	0.29	(a)	0.91	(0.62)	0.00

03/31/2000	9.95	0.58	(a)	(0.27	)(a)	0.31	(0.57)	0.00

03/31/1999	10.00	0.58	(a)	0.00	(a)	0.58	(0.58)	(0.05)

Administrative Class
03/31/2003	9.77	0.31	(a)	0.39	(a)	0.70	(0.34)	(0.11)

03/31/2002	9.98	0.42	(a)	0.12	(a)	0.54	(0.48)	(0.27)

03/31/2001	9.69	0.59	(a)	0.30	(a)	0.89	(0.60)	0.00

03/31/2000	9.95	0.52	(a)	(0.23	)(a)	0.29	(0.55)	0.00

03/31/1999	10.00	0.56	(a)	0.00	(a)	0.56	(0.56)	(0.05)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.43%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.68%.

40	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

Selected Per Share Data for the Year orPeriod Ended:	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

High Yield Fund (cont.)
Administrative Class
03/31/2003	$0.00	$(0.72)	$8.90	5.33%	$439,519	0.75%		8.35%	129%

03/31/2002	0.00	(0.77)	9.19	0.83	640,550	0.75		8.05	96

03/31/2001	0.00	(0.89)	9.88	5.59	462,899	0.75		8.79	53

03/31/2000	0.00	(0.91)	10.22	(0.99)	354,296	0.75		8.40	39

03/31/1999	0.00	(0.93)	11.23	4.49	238,792	0.75		8.17	39

Investment Grade Corporate Bond Fund
Institutional Class
03/31/2003	$0.00	$(0.95)	$10.49	13.87%	$23,079	0.51	%(e)	3.94%	681%

03/31/2002	0.00	(1.23)	10.10	6.34	6,092	0.50		7.01	512

04/28/2000 - 03/31/2001	0.00	(0.76)	10.68	15.00	5,751	0.50	*	7.54 *	253

Administrative Class
09/30/2002 - 03/31/2003	0.00	(0.65)	10.49	8.09	11	0.76	*(d)	5.62 *	681

Long-Term U.S. Government Fund
Institutional Class
03/31/2003	$0.00	$(0.95)	$11.12	21.74%	$380,638	0.50%		4.33%	427%

03/31/2002	0.00	(0.97)	9.96	2.51	65,291	0.52	(e)	6.36	682

03/31/2001	0.00	(0.61)	10.65	15.52	234,088	0.56	(e)	6.13	1046

03/31/2000	0.00	(0.62)	9.79	1.26	217,410	0.57	(e)	6.29	320

03/31/1999	0.00	(1.10)	10.30	7.76	170,847	0.89	(e)	5.83	364

Administrative Class
03/31/2003	0.00	(0.92)	11.12	21.44	170,280	0.75		3.96	427

03/31/2002	0.00	(0.94)	9.96	2.25	246,304	0.77	(d)	6.02	682

03/31/2001	0.00	(0.59)	10.65	15.24	77,435	0.80	(d)	3.91	1046

03/31/2000	0.00	(0.59)	9.79	1.01	39,808	0.82	(d)	5.82	320

03/31/1999	0.00	(1.07)	10.30	7.46	11,383	1.15	(f)	5.58	364

Low Duration Fund
Institutional Class
03/31/2003	$0.00	$(0.53)	$10.33	8.07%	$7,371,811	0.43%		3.43%	218%

03/31/2002	0.00	(0.55)	10.06	5.91	4,230,041	0.43		5.30	569

03/31/2001	0.00	(0.67)	10.03	9.44	3,950,592	0.49	(b)	6.86	348

03/31/2000	0.00	(0.64)	9.81	3.56	3,440,455	0.51	(b)	6.40	82

03/31/1999	0.00	(0.71)	10.10	6.35	3,367,438	0.43		6.36	245

Administrative Class
03/31/2003	0.00	(0.50)	10.33	7.81	396,817	0.68		3.20	218

03/31/2002	0.00	(0.52)	10.06	5.65	261,061	0.68		4.93	569

03/31/2001	0.00	(0.65)	10.03	9.17	151,774	0.74	(c)	6.31	348

03/31/2000	0.00	(0.61)	9.81	3.30	118,874	0.75	(c)	6.13	82

03/31/1999	0.00	(0.68)	10.10	6.09	128,212	0.68		6.09	245

Low Duration Fund II
Institutional Class
03/31/2003	$0.00	$(0.48)	$10.02	7.53%	$476,083	0.50%		3.34%	293%

03/31/2002	0.00	(0.78)	9.77	5.75	360,070	0.50		5.22	582

03/31/2001	0.00	(0.62)	9.98	9.74	636,542	0.50		6.37	382

03/31/2000	0.00	(0.57)	9.69	3.28	467,997	0.57	(e)	5.88	117

03/31/1999	0.00	(0.63)	9.95	5.89	414,463	0.57	(e)	5.79	322

Administrative Class
03/31/2003	0.00	(0.45)	10.02	7.26	1,536	0.75		3.09	293

03/31/2002	0.00	(0.75)	9.77	5.48	626	0.75		4.19	582

03/31/2001	0.00	(0.60)	9.98	9.50	82	0.75		6.06	382

03/31/2000	0.00	(0.55)	9.69	3.01	71	1.17	(d)	5.30	117

03/31/1999	0.00	(0.61)	9.95	5.63	22,594	0.85	(d)	5.47	322

(d)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.50%.
(f)	Ratio of expenses to average net assets excluding interest expense is 0.76%.

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	41

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gain (Loss) on Investments		Total Income from Investment Operations	Dividends from Net Investment Income

Low Duration Fund III
Institutional Class
03/31/2003	$9.99	$0.39	(a)	$0.47	(a)	$0.86	$(0.42)

03/31/2002	9.87	0.45	(a)	0.16	(a)	0.61	(0.46)

03/31/2001	9.66	0.64	(a)	0.21	(a)	0.85	(0.64)

03/31/2000	9.98	0.61	(a)	(0.32	)(a)	0.29	(0.61)

03/31/1999	10.05	0.60	(a)	0.00	(a)	0.60	(0.60)

Administrative Class
03/31/2003	9.99	0.37	(a)	0.47	(a)	0.84	(0.40)

03/31/2002	9.87	0.43	(a)	0.16	(a)	0.59	(0.44)

03/31/2001	9.66	0.63	(a)	0.20	(a)	0.83	(0.62)

03/31/2000	9.98	0.57	(a)	(0.31	)(a)	0.26	(0.58)

03/19/1999 - 03/31/1999	9.97	0.02	(a)	0.01	(a)	0.03	(0.02)

Moderate Duration Fund
Institutional Class
03/31/2003	$10.03	$0.43	(a)	$0.72	(a)	$1.15	$(0.44)

03/31/2002	10.00	0.46	(a)	0.23	(a)	0.69	(0.47)

03/31/2001	9.52	0.64	(a)	0.47	(a)	1.11	(0.63)

03/31/2000	9.94	0.60	(a)	(0.42	)(a)	0.18	(0.60)

03/31/1999	10.14	0.60	(a)	0.07	(a)	0.67	(0.60)

Money Market Fund
Institutional Class
03/31/2003	$1.00	$0.01	(a)	$0.00	(a)	$0.01	$(0.01)

03/31/2002	1.00	0.03	(a)	0.00	(a)	0.03	(0.03)

03/31/2001	1.00	0.06	(a)	0.00	(a)	0.06	(0.06)

03/31/2000	1.00	0.05	(a)	0.00	(a)	0.05	(0.05)

03/31/1999	1.00	0.05	(a)	0.00	(a)	0.05	(0.05)

Administrative Class
03/31/2003	1.00	0.01	(a)	0.00	(a)	0.01	(0.01)

03/31/2002	1.00	0.03	(a)	0.00	(a)	0.03	(0.03)

03/31/2001	1.00	0.06	(a)	0.00	(a)	0.06	(0.06)

03/31/2000	1.00	0.05	(a)	0.00	(a)	0.05	(0.05)

03/31/1999	1.00	0.05	(a)	0.00	(a)	0.05	(0.05)

Municipal Bond Fund
Institutional Class
03/31/2003	$10.03	$0.46	(a)	$0.18	(a)	$0.64	$(0.46)

03/31/2002	10.02	0.50	(a)	0.12	(a)	0.62	(0.50)

03/31/2001	9.47	0.48	(a)	0.54	(a)	1.02	(0.47)

03/31/2000	10.12	0.46	(a)	(0.65	)(a)	(0.19)	(0.46)

03/31/1999	9.97	0.45	(a)	0.14	(a)	0.59	(0.44)

Administrative Class
03/31/2003	10.03	0.43	(a)	0.19	(a)	0.62	(0.44)

03/31/2002	10.02	0.45	(a)	0.15	(a)	0.60	(0.48)

03/31/2001	9.47	0.45	(a)	0.55	(a)	1.00	(0.45)

03/31/2000	10.12	0.44	(a)	(0.65	)(a)	(0.21)	(0.44)

09/30/1998 - 03/31/1999	10.25	0.21	(a)	(0.13	)(a)	0.08	(0.21)

New York Municipal Bond Fund
Institutional Class
03/31/2003	$10.35	$0.44	(a)	$0.45	(a)	$0.89	$(0.44)

03/31/2002	10.64	0.49	(a)	0.17	(a)	0.66	(0.49)

03/31/2001	9.94	0.45	(a)	0.79	(a)	1.24	(0.45)

08/31/1999 - 03/31/2000	10.00	0.23	(a)	(0.04	)(a)	0.19	(0.23)

Real Return Asset Fund
Institutional Class
03/31/2003	$9.50	$0.51	(a)	$1.74	(a)	$2.25	$(0.56)

11/12/2001 - 03/31/2002	10.00	0.05	(a)	(0.50	)(a)	(0.45)	(0.05)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.50%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.45%.

42	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Low Duration Fund III
Institutional Class
03/31/2003	$(0.19)	$0.00	$(0.61)	$10.24	8.83%	$65,441	0.50%		3.87%	230%

03/31/2002	(0.03)	0.00	(0.49)	9.99	6.33	57,195	0.51	(c)	4.54	598

03/31/2001	0.00	0.00	(0.64)	9.87	9.06	42,924	0.50		6.53	419

03/31/2000	0.00	0.00	(0.61)	9.66	2.98	32,349	0.55	(c)	6.20	87

03/31/1999	(0.07)	0.00	(0.67)	9.98	6.10	26,549	0.50		5.94	167

Administrative Class
03/31/2003	(0.19)	0.00	(0.59)	10.24	8.57	17	0.75		3.68	230

03/31/2002	(0.03)	0.00	(0.47)	9.99	6.06	16	0.76	(b)	4.33	598

03/31/2001	0.00	0.00	(0.62)	9.87	8.82	11	0.75		6.49	419

03/31/2000	0.00	0.00	(0.58)	9.66	2.71	10	0.82	(b)	5.79	87

03/19/1999 - 03/31/1999	0.00	0.00	(0.02)	9.98	0.15	6	0.75	*	6.42 *	167

Moderate Duration Fund
Institutional Class
03/31/2003	$(0.28)	$0.00	$(0.72)	$10.46	11.75%	$1,085,141	0.45%		4.15%	458%

03/31/2002	(0.19)	0.00	(0.66)	10.03	7.09	767,037	0.45		4.57	490

03/31/2001	0.00	0.00	(0.63)	10.00	12.09	576,911	0.45		6.54	377

03/31/2000	0.00	0.00	(0.60)	9.52	1.86	387,126	0.47	(d)	6.16	129

03/31/1999	(0.27)	0.00	(0.87)	9.94	6.70	317,400	0.45		5.94	169

Money Market Fund
Institutional Class
03/31/2003	$0.00	$0.00	$(0.01)	$1.00	1.34%	$133,701	0.35%		1.28%	N/A

03/31/2002	0.00	0.00	(0.03)	1.00	2.91	104,369	0.35		2.87	N/A

03/31/2001	0.00	0.00	(0.06)	1.00	6.20	135,990	0.35		6.02	N/A

03/31/2000	0.00	0.00	(0.05)	1.00	5.21	305,016	0.35		5.04	N/A

03/31/1999	0.00	0.00	(0.05)	1.00	5.14	322,290	0.35		4.85	N/A

Administrative Class

03/31/2003	0.00	0.00	(0.01)	1.00	1.08	17,522	0.60		1.14	N/A

03/31/2002	0.00	0.00	(0.03)	1.00	2.65	13,360	0.60		2.33	N/A

03/31/2001	0.00	0.00	(0.06)	1.00	5.94	7,165	0.60		5.75	N/A

03/31/2000	0.00	0.00	(0.05)	1.00	4.96	9,791	0.60		4.79	N/A

03/31/1999	0.00	0.00	(0.05)	1.00	4.93	9,273	0.60		4.44	N/A

Municipal Bond Fund

Institutional Class

03/31/2003	$(0.03)	$0.00	$(0.49)	$10.18	6.48%	$100,773	0.49%		4.47%	108%

03/31/2002	(0.11)	0.00	(0.61)	10.03	6.32	51,622	0.50		4.95	231

03/31/2001	0.00	0.00	(0.47)	10.02	11.13	23,478	0.50		4.89	306

03/31/2000	0.00	0.00	(0.46)	9.47	(1.81)	5,684	0.50		4.80	145

03/31/1999	0.00	0.00	(0.44)	10.12	6.04	5,894	0.50		4.41	70

Administrative Class
03/31/2003	(0.03)	0.00	(0.47)	10.18	6.22	69,661	0.74		4.22	108

03/31/2002	(0.11)	0.00	(0.59)	10.03	6.07	41,816	0.74		4.41	231

03/31/2001	0.00	0.00	(0.45)	10.02	10.86	4,811	0.75	(e)	4.66	306

03/31/2000	0.00	0.00	(0.44)	9.47	(2.07)	3,141	0.75	(e)	4.58	145

09/30/1998 - 03/31/1999	0.00	0.00	(0.21)	10.12	0.83	1,419	0.75	*	2.11 *	70

New York Municipal Bond Fund
Institutional Class
03/31/2003	$(0.12)	$0.00	$(0.56)	$10.68	8.79%	$3,108	0.48	%(h)	4.10%	227%

03/31/2002	(0.46)	0.00	(0.95)	10.35	6.46	2,882	0.49		4.57	204

03/31/2001	(0.09)	0.00	(0.54)	10.64	12.77	3,753	0.50	(f)	4.41	973

08/31/1999 - 03/31/2000	(0.02)	0.00	(0.25)	9.94	1.93	3,058	0.49	*(g)	4.00 *	270

Real Return Asset Fund
Institutional Class
03/31/2003	$(0.05)	$0.00	$(0.61)	$11.14	24.35%	$70,886	0.68%		4.77%	157%

11/12/2001 - 03/31/2002	0.00	0.00	(0.05)	9.50	(4.47)	20,747	0.75	*	1.31 *	107

(e)	Ratio of expenses to average net assets excluding interest expense is 0.74%.
(f)	Ratio of expenses to average net assets excluding interest expense is 0.49%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.30%.
(h)	Ratio of expenses to average net assets excluding interest expense is 0.47%.

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	43

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gain (Loss) on Investments		Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Real Return Fund
Institutional Class

03/31/2003	$10.29	$0.51	(a)	$1.30	(a)	$1.81	$(0.53)	$(0.15)

03/31/2002	10.40	0.42	(a)	0.06	(a)	0.48	(0.49)	(0.10)

03/31/2001	9.92	0.76	(a)	0.60	(a)	1.36	(0.80)	(0.08)

03/31/2000	9.83	0.68	(a)	0.11	(a)	0.79	(0.68)	(0.02)

03/31/1999	9.77	0.51	(a)	0.10	(a)	0.61	(0.55)	0.00

Administrative Class
03/31/2003	10.29	0.50	(a)	1.28	(a)	1.78	(0.50)	(0.15)

03/31/2002	10.40	0.32	(a)	0.13	(a)	0.45	(0.46)	(0.10)

04/28/2000—03/31/2001	9.95	0.62	(a)	0.58	(a)	1.20	(0.67)	(0.08)

Real Return Fund II
Institutional Class
03/31/2003	$9.93	$0.48	(a)	$1.27	(a)	$1.75	$(0.49)	$(0.28)

02/28/2002 - 03/31/2002	10.00	0.05	(a)	(0.07	)(a)	(0.02)	(0.05)	0.00

Short Duration Municipal Income Fund
Institutional Class

03/31/2003	$10.17	$0.27	(a)	$(0.02	)(a)	$0.25	$(0.26)	$0.00

03/31/2002	10.16	0.38	(a)	0.05	(a)	0.43	(0.38)	(0.04)

03/31/2001	9.99	0.45	(a)	0.16	(a)	0.61	(0.44)	0.00

08/31/1999 - 03/31/2000	10.00	0.23	(a)	(0.01	)(a)	0.22	(0.23)	0.00

Administrative Class
10/22/2002 - 03/31/2003	10.12	0.11	(a)	0.04	(a)	0.15	(0.11)	0.00

Short-Term Fund
Institutional Class
03/31/2003	$10.00	$0.28	(a)	$0.07	(a)	$0.35	$(0.29)	$(0.02)

03/31/2002	10.03	0.39	(a)	0.02	(a)	0.41	(0.42)	(0.02)

03/31/2001	9.95	0.64	(a)	0.10	(a)	0.74	(0.64)	(0.02)

03/31/2000	10.03	0.59	(a)	(0.08	)(a)	0.51	(0.59)	0.00

03/31/1999	10.06	0.57	(a)	(0.02	)(a)	0.55	(0.57)	(0.01)

Administrative Class
03/31/2003	10.00	0.25	(a)	0.08	(a)	0.33	(0.27)	(0.02)

03/31/2002	10.03	0.29	(a)	0.09	(a)	0.38	(0.39)	(0.02)

03/31/2001	9.95	0.60	(a)	0.12	(a)	0.72	(0.62)	(0.02)

03/31/2000	10.03	0.57	(a)	(0.09	)(a)	0.48	(0.56)	0.00

03/31/1999	10.06	0.54	(a)	(0.02	)(a)	0.52	(0.54)	(0.01)

StocksPLUS Fund
Institutional Class
03/31/2003	$10.11	$(0.77	)(a)	$(1.49	)(a)	$(2.26)	$(0.13)	$0.00

03/31/2002	10.20	0.37	(a)	(0.21	)(a)	0.16	(0.25)	0.00

03/31/2001	14.15	0.06	(a)	(2.84	)(a)	(2.78)	(0.26)	(0.91)

03/31/2000	14.32	1.08	(a)	1.33	(a)	2.41	(1.10)	(1.48)

03/31/1999	14.09	0.97	(a)	1.32	(a)	2.29	(0.82)	(1.24)

Administrative Class
03/31/2003	9.94	(0.75	)(a)	(1.50	)(a)	(2.25)	(0.12)	0.00

03/31/2002	10.08	0.30	(a)	(0.20	)(a)	0.10	(0.24)	0.00

03/31/2001	14.03	(0.07	)(a)	(2.72	)(a)	(2.79)	(0.25)	(0.91)

03/31/2000	14.25	1.10	(a)	1.23	(a)	2.33	(1.07)	(1.48)

03/31/1999	14.06	1.10	(a)	1.13	(a)	2.23	(0.80)	(1.24)

StocksPLUS Total Return Fund
Institutional Class
06/28/2002 - 03/31/2003	$10.00	$0.11	(a)	$(0.89	)(a)	$(0.78)	$(0.08)	$(0.04)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.50%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.45%.

44	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Real Return Fund
Institutional Class
03/31/2003	$0.00	$(0.68)	$11.42	17.99%	$2,046,640	0.47	%(d)	4.61%	191%

03/31/2002	0.00	(0.59)	10.29	4.68	1,250,056	0.47	(g)	4.08	237

03/31/2001	0.00	(0.88)	10.40	14.44	557,849	0.54	(c)	7.57	202

03/31/2000	0.00	(0.70)	9.92	8.37	207,826	0.53	(c)	6.91	253

03/31/1999	0.00	(0.55)	9.83	6.41	15,588	0.52	(c)	5.18	438

Administrative Class
03/31/2003	0.00	(0.65)	11.42	17.67	319,992	0.72	(e)	4.49	191

03/31/2002	0.00	(0.56)	10.29	4.39	298,192	0.71	(g)	3.07	237

04/28/2000 - 03/31/2001	0.00	(0.75)	10.40	12.70	51,359	0.80	*(b)	6.61 *	202

Real Return Fund II
Institutional Class
03/31/2003	$0.00	$(0.77)	$10.91	18.14%	$19,410	0.46	%(d)	4.50%	170%

02/28/2002 - 03/31/2002	0.00	(0.05)	9.93	(0.22)	15,969	0.45	*	5.48 *	0

Short Duration Municipal Income Fund
Institutional Class
03/31/2003	$0.00	$(0.26)	$10.16	2.52%	$75,543	0.39%		2.64%	152%
03/31/2002	0.00	(0.42)	10.17	4.30	30,906	0.39		3.75	107

03/31/2001	0.00	(0.44)	10.16	6.22	13,645	0.40	(h)	4.48	208

08/31/1999 - 03/31/2000	0.00	(0.23)	9.99	2.19	10,725	0.39	*(i)	3.92 *	171

Administrative Class
10/22/2002 - 03/31/2003	0.00	(0.11)	10.16	1.48	715	0.64	*	2.42 *	152

Short-Term Fund
Institutional Class
03/31/2003	$0.00	$(0.31)	$10.04	3.60%	$1,720,546	0.45%		2.76%	77%

03/31/2002	0.00	(0.44)	10.00	4.11	1,053,121	0.57	(d)	3.88	131

03/31/2001	0.00	(0.66)	10.03	7.65	524,693	1.01	(d)	6.42	121

03/31/2000	0.00	(0.59)	9.95	5.19	589,203	0.64	(d)	5.88	38

03/31/1999	0.00	(0.58)	10.03	5.63	495,752	0.45		5.66	47

Administrative Class
03/31/2003	0.00	(0.29)	10.04	3.34	258,495	0.70		2.53	77

03/31/2002	0.00	(0.41)	10.00	3.85	290,124	0.74	(e)	2.88	131

03/31/2001	0.00	(0.64)	10.03	7.40	4,610	1.25	(e)	6.01	121

03/31/2000	0.00	(0.56)	9.95	4.91	15,137	0.89	(e)	5.67	38

03/31/1999	0.00	(0.55)	10.03	5.39	3,769	0.70		5.37	47

StocksPLUS Fund
Institutional Class
03/31/2003	$0.00	$(0.13)	$7.72	(22.42)%	$329,912	0.65%		(9.28)%	282%

03/31/2002	0.00	(0.25)	10.11	1.53	410,288	0.66	(f)	3.65	455

03/31/2001	0.00	(1.17)	10.20	(20.93)	420,050	0.65		0.48	270

03/31/2000	0.00	(2.58)	14.15	17.82	620,144	0.65		7.42	92

03/31/1999	0.00	(2.06)	14.32	17.65	512,953	0.65		6.92	81

Administrative Class
03/31/2003	0.00	(0.12)	7.57	(22.66)	124,597	0.90		(9.28)	282

03/31/2002	0.00	(0.24)	9.94	0.92	80,683	0.90		2.98	455

03/31/2001	0.00	(1.16)	10.08	(21.21)	35,474	0.90		(0.55)	270

03/31/2000	0.00	(2.55)	14.03	17.31	28,403	0.90		7.61	92

03/31/1999	0.00	(2.04)	14.25	17.21	11,302	0.90		7.83	81

StocksPLUS Total Return Fund
Institutional Class
06/28/2002 - 03/31/2003	$0.00	$(0.12)	$9.10	(7.83)%	$4,185	0.74	%*	1.62%*	398%

(e)	Ratio of expenses to average net assets excluding interest expense is 0.70%.
(f)	Ratio of expenses to average net assets excluding interest expense is 0.65%.
(g)	Effective October 1, 2001, the administrative expense was reduced to 0.20%.
(h)	Ratio of expenses to average net assets excluding interest expense is 0.39%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.62%.

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	45

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gain (Loss) on Investments		Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Strategic Balanced Fund
Institutional Class
03/31/2003	$10.52	$0.53	(a)	$(1.56	)(a)	$(1.03)	$(0.33)	$0.00

03/31/2002	10.46	0.45	(a)	(0.03	)(a)	0.42	(0.36)	0.00

03/31/2001	12.80	0.90	(a)	(1.88	)(a)	(0.98)	(0.67)	(0.69)

03/31/2000	12.76	0.80	(a)	0.44	(a)	1.24	(0.74)	(0.46)

03/31/1999	12.60	0.89	(a)	0.60	(a)	1.49	(0.66)	(0.67)

Administrative Class
03/31/2003	10.51	0.53	(a)	(1.58	)(a)	(1.05)	(0.31)	0.00

03/31/2002	10.47	0.52	(a)	(0.14	)(a)	0.38	(0.34)	0.00

03/31/2001	12.79	0.90	(a)	(1.88	)(a)	(0.98)	(0.65)	(0.69)

06/30/1999 - 03/31/2000	13.17	0.62	(a)	0.07	(a)	0.69	(0.61)	(0.46)

Total Return Fund II
Institutional Class
03/31/2003	$10.10	$0.39	(a)	$0.71	(a)	$1.10	$(0.40)	$(0.44)

03/31/2002	10.27	0.48	(a)	0.21	(a)	0.69	(0.48)	(0.38)

03/31/2001	9.67	0.62	(a)	0.60	(a)	1.22	(0.62)	0.00

03/31/2001	10.11	0.58	(a)	(0.44	)(a)	0.14	(0.58)	0.00

03/31/1999	10.26	0.59	(a)	0.17	(a)	0.76	(0.59)	(0.32)

Administrative Class
03/31/2003	10.10	0.36	(a)	0.72	(a)	1.08	(0.38)	(0.44)

03/31/2002	10.27	0.45	(a)	0.21	(a)	0.66	(0.45)	(0.38)

03/31/2001	9.67	0.59	(a)	0.60	(a)	1.19	(0.59)	0.00

03/31/2001	10.11	0.55	(a)	(0.44	)(a)	0.11	(0.55)	0.00

03/31/1999	10.26	0.56	(a)	0.17	(a)	0.73	(0.56)	(0.32)

Total Return Fund III
Institutional Class
03/31/2003	$9.24	$0.43	(a)	$0.66	(a)	$1.09	$(0.43)	$(0.33)

03/31/2002	9.19	0.51	(a)	0.19	(a)	0.70	(0.51)	(0.14)

03/31/2001	8.74	0.57	(a)	0.45	(a)	1.02	(0.57)	0.00

03/31/2000	9.27	0.55	(a)	(0.53	)(a)	0.02	(0.55)	0.00

03/31/1999	9.55	0.57	(a)	0.20	(a)	0.77	(0.56)	(0.49)

Administrative Class
03/31/2003	9.24	0.40	(a)	0.66	(a)	1.06	(0.40)	(0.33)

03/31/2002	9.19	0.50	(a)	0.17	(a)	0.67	(0.48)	(0.14)

03/31/2001	8.74	0.55	(a)	0.45	(a)	1.00	(0.55)	0.00

03/31/2000	9.27	0.54	(a)	(0.54	)(a)	0.00	(0.53)	0.00

03/31/1999	9.55	0.55	(a)	0.20	(a)	0.75	(0.54)	(0.49)

Total Return Mortgage Fund
Institutional Class
03/31/2003	$10.35	$0.26	(a)	$0.71	(a)	$0.97	$(0.30)	$(0.27)

03/31/2002	10.42	0.47	(a)	0.33	(a)	0.80	(0.47)	(0.40)

03/31/2001	9.97	0.63	(a)	0.63	(a)	1.26	(0.63)	(0.18)

03/31/2000	10.19	0.59	(a)	(0.21	)(a)	0.38	(0.59)	(0.01)

03/31/1999	10.24	0.58	(a)	0.05	(a)	0.63	(0.58)	(0.10)

Administrative Class
03/31/2003	10.35	0.24	(a)	0.70	(a)	0.94	(0.27)	(0.27)

12/13/2001 - 03/31/2002	10.31	0.10	(a)	0.04	(a)	0.14	(0.10)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.

46	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Strategic Balanced Fund
Institutional Class
03/31/2003	$0.00	$(0.33)	$9.16	(9.80)%	$27,595	0.05%		5.59%	36%

03/31/2002	0.00	(0.36)	10.52	4.16	30,727	0.05		4.23	35

03/31/2001	0.00	(1.36)	10.46	(8.31)	47,236	0.43	(d)	7.31	651

03/31/2000	0.00	(1.20)	12.80	10.05	124,934	0.65		6.19	176

03/31/1999	0.00	(1.33)	12.76	12.36	97,945	0.65		7.00	82

Administrative Class
03/31/2003	0.00	(0.31)	9.15	(10.02)	4,091	0.30		5.59	36

03/31/2002	0.00	(0.34)	10.51	3.75	1,588	0.30		4.93	35

03/31/2001	0.00	(1.34)	10.47	(8.34)	488	0.63	(d)	7.30	651

06/30/1999 - 03/31/2000	0.00	(1.07)	12.79	5.47	709	0.90	*	6.48 *	176

Total Return Fund II
Institutional Class
03/31/2003	$0.00	$(0.84)	$10.36	11.23%	$2,186,008	0.50%		3.74%	222%

03/31/2002	0.00	(0.86)	10.10	6.89	1,775,255	0.50		4.61	473

03/31/2001	0.00	(0.62)	10.27	13.02	1,606,998	0.51	(c)	6.24	566

03/31/2001	0.00	(0.58)	9.67	1.46	1,263,556	0.50		5.89	142

03/31/1999	0.00	(0.91)	10.11	7.46	986,690	0.50		5.65	213

Administrative Class
03/31/2003	0.00	(0.82)	10.36	10.96	133,732	0.75		3.49	222

03/31/2002	0.00	(0.83)	10.10	6.64	111,068	0.75		4.31	473

03/31/2001	0.00	(0.59)	10.27	12.74	77,183	0.76	(b)	6.00	566

03/31/2001	0.00	(0.55)	9.67	1.20	56,755	0.75		5.56	142

03/31/1999	0.00	(0.88)	10.11	7.19	54,736	0.75		5.33	213

Total Return Fund III
Institutional Class
03/31/2003	$0.00	$(0.76)	$9.57	12.20%	$982,838	0.50%		4.52%	221%

03/31/2002	0.00	(0.65)	9.24	7.76	844,807	0.50		5.44	449

03/31/2001	0.00	(0.57)	9.19	12.15	868,757	0.50		6.46	581

03/31/2000	0.00	(0.55)	8.74	0.33	635,592	0.50		6.21	186

03/31/1999	0.00	(1.05)	9.27	8.20	488,243	0.50		5.85	216

Administrative Class
03/31/2003	0.00	(0.73)	9.57	11.93	4,630	0.75		4.24	221

03/31/2002	0.00	(0.62)	9.24	7.42	1,167	0.75		5.36	449

03/31/2001	0.00	(0.55)	9.19	11.83	11,223	0.75		6.12	581

03/31/2000	0.00	(0.53)	8.74	0.08	10,144	0.75		6.11	186

03/31/1999	0.00	(1.03)	9.27	7.93	1,867	0.75		5.59	216

Total Return Mortgage Fund
Institutional Class
03/31/2003	$0.00	$(0.57)	$10.75	9.48%	$69,700	0.50%		2.46%	844%

03/31/2002	0.00	(0.87)	10.35	7.86	20,635	0.50		4.44	1193

03/31/2001	0.00	(0.81)	10.42	13.14	20,314	0.50		6.22	848

03/31/2000	0.00	(0.60)	9.97	3.91	3,971	0.50		5.94	1476

03/31/1999	0.00	(0.68)	10.19	6.27	4,128	0.50		5.66	158

Administrative Class
03/31/2003	0.00	(0.54)	10.75	9.22	14,920	0.75		2.22	844

12/13/2001 - 03/31/2002	0.00	(0.10)	10.35	1.38	8,479	0.75	*	3.24 *	1193

(c)	Ratio of expenses to average net assets excluding interest expense is 0.50%.
(d)	Effective September 29, 2000, the Strategic Balanced Fund did not incur advisory fee expenses.

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	47

Statements of Assets and Liabilities

March 31, 2003

Amounts in thousands, except per share amounts

	All Asset Fund	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	Commodity-RealReturn Strategy Fund	Convertible Fund	Emerging Markets Bond Fund

Assets:
Investments, at value	$151,902	$155,672	$15,015	$139,380	$12,199	$900,325
Repurchase agreement, at value	0	0	0	0	0	0
Cash	1,709	0	0	584	1	12
Foreign currency, at value	0	0	0	0	2	22
Receivable for investments sold	0	500	1,234	13,686	0	172,891
Unrealized appreciation on forward foreign currency contracts	0	0	0	0	0	238
Receivable for Fund shares sold	726	1,337	51	2,053	0	14,325
Interest and dividends receivable	385	2,046	193	1,297	86	15,496
Variation margin receivable	0	0	0	0	0	0
Manager reimbursement receivable	9	0	0	197	0	0
Swap premiums paid	0	0	0	0	0	0
Unrealized appreciation on swap agreements	0	0	0	0	0	255
Unrealized appreciation on forward volatility	0	0	0	0	0	0
Other assets	0	0	0	0	0	0

	154,731	159,555	16,493	157,197	12,288	1,103,564

Liabilities:
Payable for investments purchased	$2,063	$1,606	$1,222	$0	$0	$165,512
Unrealized depreciation on forward foreign currency contracts	0	0	0	0	2	0
Payable for financing transactions	0	0	0	0	670	175,131
Payable for short sale	0	0	0	13,901	0	6,123
Due to Custodian	0	0	0	0	0	0
Written options outstanding	0	0	0	0	0	0
Payable for Fund shares redeemed	0	283	0	55	129	1,956
Interest payable	0	0	0	10,563	0	0
Dividends payable	0	115	5	0	0	510
Accrued investment advisory fee	16	32	3	56	4	237
Accrued administration fee	6	37	3	36	2	239
Accrued distribution fee	0	0	0	8	0	53
Accrued servicing fee	0	13	1	7	0	47
Variation margin payable	0	270	36	0	0	0
Recoupment payable to Manager	0	10	1	0	3	0
Swap premiums received	0	0	0	0	0	172
Unrealized depreciation on swap agreements	0	0	0	0	0	2,569
Other liabilities	0	0	0	224	1	681
	2,085	2,366	1,271	24,850	811	353,230

Net Assets	$152,646	$157,189	$15,222	$132,347	$11,477	$750,334

Net Assets Consist of:
Paid in capital	$151,457	$154,071	$14,901	$128,756	$37,906	$696,561
Undistributed (over distributed) net investment income	1,255	300	2	3,200	659	23,076
Accumulated undistributed net realized gain (loss)	(171)	(3,268)	(185)	(245)	(24,844)	(96)
Net unrealized appreciation (depreciation)	105	6,086	504	636	(2,244)	30,793

	$152,646	$157,189	$15,222	$132,347	$11,477	$750,334

Net Assets:
Institutional Class	$152,635	$89,240	$9,290	$91,773	$11,469	$445,720
Administrative Class	11	3,578	10	9	8	31,735
Other Classes	0	64,371	5,922	40,565	0	272,879

Shares Issued and Outstanding:
Institutional Class	13,586	8,734	897	7,626	1,220	44,342
Administrative Class	1	350	1	1	1	3,157

Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding)
Institutional Class	$11.23	$10.22	$10.36	$12.03	$9.40	$10.05
Administrative Class	11.23	10.22	10.36	12.03	9.56	10.05

Cost of Investments Owned	$151,797	$149,923	$14,555	$138,529	$14,440	$867,782

Cost of Foreign Currency Held	$0	$0	$0	$0	$2	$22

48	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

Amounts in thousands, except per share amounts

	European Convertible Fund	Foreign Bond Fund	Global Bond Fund	Global Bond Fund II	GNMA Fund	High Yield Fund	Investment Grade Corporate Bond Fund	Long-Term U.S. Government Fund	Low Duration Fund	Low Duration Fund II

Assets:
Investments, at value	$4,344	$1,922,167	$713,572	$217,455	$536,925	$5,740,999	$23,469	$909,112	$14,008,971	$511,058
Repurchase agreement, at value	0	0	0	0	0	0	0	0	0	0
Cash	1	0	45	1	0	1,603	0	0	30,014	1
Foreign currency, at value	3	15,572	5,423	2,959	0	15,694	15	0	25,152	0
Receivable for investments sold	0	645,866	242,241	33,454	197,694	71,270	0	769	646,463	3,475
Unrealized appreciation on forward foreign currency contracts	3	3,955	2,897	307	0	3,789	0	0	304	0
Receivable for Fund shares sold	0	6,047	7,311	692	2,290	58,648	30	4,437	81,260	235
Interest and dividends receivable	43	31,838	10,474	2,628	909	116,824	398	8,654	55,279	2,914
Variation margin receivable	0	4,874	2,860	499	0	415	3	4,083	1,387	30
Manager reimbursement receivable	0	0	0	0	0	0	0	0	0	0
Swap premiums paid	0	5,277	2,752	785	316	1,709	3	377	1,496	0
Unrealized appreciation on swap agreements	0	11,071	5,661	1,411	0	2,135	0	217	2,941	5
Unrealized appreciation on forward volatility	0	371	134	31	0	0	0	0	0	0
Other assets	0	0	0	11	0	0	0	0	0	0

	4,394	2,647,038	993,370	260,233	738,134	6,013,086	23,918	927,649	14,853,267	517,718

Liabilities:
Payable for investments purchased	$0	$87,576	$53,691	$11,818	$281,756	$104,449	$693	$27,018	$2,792,185	$37,135
Unrealized depreciation on forward foreign currency contracts	8	799	2,114	136	0	129	0	0	1,378	0
Payable for financing transactions	0	534,705	185,378	43,679	0	0	0	0	0	0
Payable for short sale	0	619,295	186,518	30,495	103,412	49,064	0	0	49,891	0
Due to Custodian	0	0	0	0	0	0	1	0	0	0
Written options outstanding	0	13,319	6,185	1,288	0	21,736	34	5,460	5,689	496
Payable for Fund shares redeemed	0	3,705	105	148	1,047	10,331	58	6,090	35,852	2,185
Interest payable	0	0	0	0	0	0	0	0	0	0
Dividends payable	0	368	169	37	108	9,256	2	334	0	92
Accrued investment advisory fee	2	265	105	33	61	1,082	7	178	2,317	95
Accrued administration fee	1	343	126	46	91	1,370	6	218	2,327	95
Accrued distribution fee	0	92	7	19	0	870	0	161	847	1
Accrued servicing fee	0	98	0	10	143	479	0	67	805	0
Variation margin payable	0	549	818	0	0	0	0	1,900	0	0
Recoupment payable to Manager	0	0	0	0	0	0	0	0	0	0
Swap premiums received	0	17,918	2,425	875	0	1,439	0	0	44	0
Unrealized depreciation on swap agreements	0	29,715	16,768	2,758	42	1,422	18	0	4,664	0
Other liabilities	0	6,269	3,257	412	0	82	9	0	113	0
	11	1,315,016	457,666	91,754	386,660	201,709	828	41,426	2,896,112	40,099

Net Assets	$4,383	$1,332,022	$535,704	$168,479	$351,474	$5,811,377	$23,090	$886,223	$11,957,155	$477,619

Net Assets Consist of:
Paid in capital	$4,340	$1,251,052	$490,215	$164,580	$348,272	$6,579,708	$22,550	$855,939	$11,779,471	$467,154
Undistributed (over distributed) net investment income	57	(99,542)	(6,106)	(8,414)	3,323	(23,673)	465	3,836	92,882	3,259
Accumulated undistributed net realized gain (loss)	(222)	24,107	10,027	(102)	(176)	(695,926)	(92)	8,243	100	(41)
Net unrealized appreciation (depreciation)	208	156,405	41,568	12,415	55	(48,732)	167	18,205	84,702	7,247

	$4,383	$1,332,022	$535,704	$168,479	$351,474	$5,811,377	$23,090	$886,223	$11,957,155	$477,619

Net Assets:
Institutional Class	$4,383	$800,237	$497,829	$114,957	$94,432	$2,730,996	$23,079	$380,638	$7,371,811	$476,083
Administrative Class	0	31,805	37,875	0	0	439,519	11	170,280	396,817	1,536
Other Classes	0	499,980	0	53,522	257,042	2,640,862	0	335,305	4,188,527	0

Shares Issued and Outstanding:
Institutional Class	428	74,821	49,251	11,387	8,544	306,706	2,200	34,220	713,475	47,495
Administrative Class	0	2,974	3,747	0	0	49,361	1	15,309	38,406	153

Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding)
Institutional Class	$10.24	$10.70	$10.11	$10.10	$11.05	$8.90	$10.49	$11.12	$10.33	$10.02
Administrative Class	0.00	10.70	10.11	0.00	0.00	8.90	10.49	11.12	10.33	10.02

Cost of Investments Owned	$4,132	$1,745,464	$658,840	$203,029	$536,019	$5,794,081	$23,274	$885,886	$13,924,780	$503,811

Cost of Foreign Currency Held	$3	$15,382	$5,373	$2,904	$0	$15,403	$14	$0	$25,384	$0

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	49

Statements of Assets and Liabilities

March 31, 2003

Amounts in thousands, except per share amounts

	Low Duration Fund III	Moderate Duration Fund	Money Market Fund	Municipal Bond Fund	New York Municipal Bond Fund	Real Return Asset Fund

Assets:
Investments, at value	$66,027	$1,360,750	$338,999	$390,558	$16,005	$101,904
Repurchase agreement, at value	0	0	113,957	0	0	0
Cash	1	2,961	0	1	86	0
Foreign currency, at value	188	2,112	0	0	0	0
Receivable for investments sold	3,078	29,331	0	0	0	13,719
Unrealized appreciation on forward foreign currency contracts	5	50	0	0	0	0
Receivable for Fund shares sold	7,192	13,769	8,311	681	122	0
Interest and dividends receivable	348	8,799	682	5,663	188	682
Variation margin receivable	9	434	0	0	0	0
Manager reimbursement receivable	0	0	0	0	0	0
Swap premiums paid	10	12	0	0	0	0
Unrealized appreciation on swap agreements	21	57	0	0	0	0
Unrealized appreciation on forward volatility	0	0	0	0	0	0
Other assets	0	0	0	0	0	0

	76,879	1,418,275	461,949	396,903	16,401	116,305

Liabilities:
Payable for investments purchased	$11,312	$330,602	$1,072	$2,248	$0	$0
Unrealized depreciation on forward foreign currency contracts	6	95	0	0	0	0
Payable for financing transactions	0	0	0	0	0	31,394
Payable for short sale	0	0	0	0	0	13,872
Due to Custodian	0	0	0	0	0	0
Written options outstanding	39	997	0	0	0	0
Payable for Fund shares redeemed	1	95	14,617	524	3	1
Dividends payable	4	456	17	342	13	4
Accrued investment advisory fee	11	207	52	78	3	24
Accrued administration fee	11	166	115	103	5	15
Accrued distribution fee	0	0	30	77	0	0
Accrued servicing fee	0	0	33	44	3	0
Variation margin payable	0	68	0	636	36	26
Recoupment payable to Manager	0	0	0	0	0	2
Swap premiums received	0	16	0	0	0	0
Unrealized depreciation on swap agreements	36	418	0	0	0	0
Other liabilities	1	14	0	0	0	81
	11,421	333,134	15,936	4,052	63	45,419

Net Assets	$65,458	$1,085,141	$446,013	$392,851	$16,338	$70,886

Net Assets Consist of:
Paid in capital	$63,893	$1,046,107	$445,991	$389,310	$16,131	$67,812
Undistributed (over distributed) net investment income	506	10,574	19	(38)	(7)	199
Accumulated undistributed net realized gain (loss)	11	1,354	3	(10,192)	(157)	(235)
Net unrealized appreciation (depreciation)	1,048	27,106	0	13,771	371	3,110

	$65,458	$1,085,141	$446,013	$392,851	$16,338	$70,886

Net Assets:
Institutional Class	$65,441	$1,085,141	$133,701	$100,773	$3,108	$70,886
Administrative Class	17	0	17,522	69,661	0	0
Other Classes	0	0	294,790	222,417	13,230	0

Shares Issued and Outstanding:
Institutional Class	6,393	103,754	133,701	9,895	291	6,362
Administrative Class	2	0	17,522	6,840	0	0

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.24	$10.46	$1.00	$10.18	$10.68	$11.14
Administrative Class	10.24	0.00	1.00	10.18	0.00	0.00

Cost of Investments Owned	$64,977	$1,332,831	$452,956	$377,641	$15,678	$98,664

Cost of Foreign Currency Held	$191	$2,126	$0	$0	$0	$0

50	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

Amounts in thousands, except per share amounts

	Real Return Fund	Real Return Fund II	Short Duration Municipal Income Fund	Short-Term Fund	StocksPLUS Fund	StocksPLUS Total Return Fund	Strategic Balanced Fund	Total Return Fund II	Total Return Fund III	Total Return Mortgage Fund

Assets:
Investments, at value	$8,191,681	$19,236	$336,895	$3,457,794	$800,482	$4,334	$31,668	$2,445,600	$1,036,125	$455,097
Repurchase agreement, at value	0	0	0	0	0	0	0	0	0	0
Cash	0	0	1	7,988	316	1	54	65	1,037	0
Foreign currency, at value	1,526	0	0	2,350	2,538	17	0	0	4,163	0
Receivable for investments sold	456,742	257	0	54,709	26,588	412	0	52,442	63,382	225,407
Unrealized appreciation on forward foreign currency contracts	250	0	0	46	117	0	0	0	519	0
Receivable for Fund shares sold	49,410	0	4,249	27,910	3,376	408	20	22,729	90	1,107
Interest and dividends receivable	79,971	179	3,194	17,127	10,860	19	38	15,212	8,060	706
Variation margin receivable	0	0	0	2,604	146	8	0	1,867	554	0
Manager reimbursement receivable	344	0	0	0	0	9	0	0	0	0
Swap premiums paid	517	0	0	0	0	0	0	0	333	1,019
Unrealized appreciation on swap agreements	468	0	0	444	55	0	0	6	685	0
Unrealized appreciation on forward volatility	0	0	0	0	0	0	0	0	0	0
Other assets	0	0	0	20	0	0	0	0	0	0

	8,780,909	19,672	344,339	3,570,992	844,478	5,208	31,780	2,537,921	1,114,948	683,336

Liabilities:
Payable for investments purchased	$1,224	$0	$3,505	$10,783	$70,073	$949	$92	$201,312	$121,404	$326,700
Unrealized depreciation on forward foreign currency contracts	306	0	0	107	139	0	0	0	86	0
Payable for financing transactions	1,105,040	0	0	0	0	0	0	0	0	0
Payable for short sale	459,843	254	0	53,901	0	0	0	0	0	57,152
Due to Custodian	0	0	0	0	0	0	0	0	0	0
Written options outstanding	1,140	0	0	9,152	243	2	0	6,215	2,700	0
Payable for Fund shares redeemed	22,146	0	1,211	11,477	1,148	0	0	6,151	622	326
Dividends payable	5,969	0	100	1,178	0	0	0	1,007	510	54
Accrued investment advisory fee	1,439	4	51	703	239	3	0	465	195	52
Accrued administration fee	1,918	3	89	777	187	1	1	465	195	77
Accrued distribution fee	1,256	0	10	165	139	0	1	25	1	2
Accrued servicing fee	958	0	49	289	62	0	0	0	0	73
Variation margin payable	1,205	0	383	1,143	3,610	68	0	52	75	0
Recoupment payable to Manager	0	1	9	0	0	0	0	0	0	0
Swap premiums received	1,886	0	0	466	0	0	0	688	661	0
Unrealized depreciation on swap agreements	2,710	0	0	2,978	185	0	0	1,801	998	16
Other liabilities	3,396	0	0	734	331	0	0	0	33	0
	1,610,436	262	5,407	93,853	76,356	1,023	94	218,181	127,480	384,452

Net Assets	$7,170,473	$19,410	$338,932	$3,477,139	$768,122	$4,185	$31,686	$2,319,740	$987,468	$298,884

Net Assets Consist of:
Paid in capital	$6,690,506	$17,852	$340,385	$3,472,754	$1,235,827	$4,469	$52,091	$2,267,607	$947,335	$295,169
Undistributed (over distributed) net investment income	89,867	663	(27)	1,934	(2,409)	15	1,154	5,005	9,611	2,605
Accumulated undistributed net realized gain (loss)	20,548	0	(5,569)	(6,033)	(461,973)	(405)	(18,721)	9,257	3,615	(84)
Net unrealized appreciation (depreciation)	369,552	895	4,143	8,484	(3,323)	106	(2,838)	37,871	26,907	1,194

	$7,170,473	$19,410	$338,932	$3,477,139	$768,122	$4,185	$31,686	$2,319,740	$987,468	$298,884

Net Assets:
Institutional Class	$2,046,641	$19,410	$75,543	$1,720,546	$329,912	$4,185	$27,595	$2,186,008	$982,838	$69,700
Administrative Class	319,993	0	715	258,495	124,597	0	4,091	133,732	4,630	14,920
Other Classes	4,803,839	0	262,674	1,498,098	313,613	0	0	0	0	214,264

Shares Issued and Outstanding:
Institutional Class	179,139	1,779	7,434	171,401	42,718	460	3,011	210,920	102,685	6,482
Administrative Class	28,008	0	70	25,751	16,449	0	447	12,903	484	1,388

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$11.42	$10.91	$10.16	$10.04	$7.72	$9.10	$9.16	$10.36	$9.57	$10.75
Administrative Class	11.42	0.00	10.16	10.04	7.57	0.00	9.15	10.36	9.57	10.75

Cost of Investments Owned	$7,819,719	$18,345	$332,943	$3,452,028	$797,607	$4,299	$34,506	$2,406,476	$1,010,060	$453,556

Cost of Foreign Currency Held	$1,507	$0	$0	$2,314	$2,563	$17	$0	$0	$4,101	$0

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	51

Statements of Operations

For the period or year ended March 31, 2003

Amounts in thousands

	All Asset Fund	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	Commodity- RealReturn Strategy Fund	Convertible Fund	Emerging Markets Bond Fund

Investment Income:
Interest, net of foreign taxes	$0	$7,172	$790	$1,157	$523	$27,006
Dividends, net of foreign taxes	1,599	0	0	0	389	48
Miscellaneous income	2	0	0	(19)	0	1,913
Total Income	1,601	7,172	790	1,138	912	28,967
Expenses:
Investment advisory fees	53	375	40	176	106	1,555
Administration fees	14	401	42	101	86	1,548
Distribution and/or servicing fees – Administrative Class	0	7	2	0	0	31
Distribution and/or servicing fees – Other Classes	0	124	12	22	107	607
Trustees’ fees	0	1	0	0	0	1
Organization costs	11	0	0	199	0	0
Interest expense	0	2	2	0	4	73
Miscellaneous expense	0	7	1	0	1	0

Total Expenses	78	917	99	498	304	3,815
Reimbursement by Manager	(24)	0	0	(197)	0	0

Net Expenses	54	917	99	301	304	3,815

Net Investment Income	1,547	6,255	691	837	608	25,152

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	574	(1)	234	4,132	(793)	25,717
Net capital gain distributions received from underlying Funds	60	0	0	0	0	0
Net realized gain (loss) on futures contracts, written options and swaps	0	(2,971)	(179)	0	(13)	413
Net realized gain (loss) on foreign currency transactions	0	0	0	0	191	741
Net change in unrealized appreciation (depreciation) on investments	105	3,800	303	636	(1,891)	23,057
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	41	8	0	0	(2,441)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	0	3	248
Net Gain (Loss)	739	869	366	4,768	(2,503)	47,735

Net Increase (Decrease) in Assets Resulting from Operations	$2,286	$7,124	$1,057	$5,605	$(1,895)	$72,887

52	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

Amounts in thousands

	European Convertible Fund	Foreign Bond Fund	Global Bond Fund	Global Bond Fund II	GNMA Fund	High Yield Fund	Investment Grade Corporate Bond Fund	Long-Term U.S Government Fund	Low Duration Fund	Low Duration Fund II

Investment Income:
Interest, net of foreign taxes	$76	$46,284	$19,945	$4,482	$5,714	$373,181	$1,576	$36,284	$322,154	$16,522
Dividends, net of foreign taxes	7	269	132	29	0	4,649	0	0	526	261
Miscellaneous income	0	(1,606)	(179)	96	0	8,128	(3)	(136)	1,832	30
Total Income	83	44,947	19,898	4,607	5,714	385,958	1,573	36,148	324,512	16,813
Expenses:
Investment advisory fees	24	2,625	1,009	250	538	10,591	64	1,874	21,105	1,093
Administration fees	12	3,342	1,210	347	878	13,293	64	2,312	20,946	1,093
Distribution and/or servicing fees – Administrative Class	0	69	57	0	0	1,148	0	308	790	2
Distribution and/or servicing fees – Other Classes	0	1,695	0	234	1,158	12,315	0	1,882	13,572	0
Trustees’ fees	0	5	2	0	1	20	0	4	38	2
Organization costs	0	0	0	0	0	0	0	0	0	0
Interest expense	0	50	27	19	8	21	3	24	0	10
Miscellaneous expense	0	0	0	0	0	0	0	0	0	0

Total Expenses	36	7,786	2,305	850	2,583	37,388	131	6,404	56,451	2,200
Reimbursement by Manager	0	0	0	0	0	0	0	0	0	0

Net Expenses	36	7,786	2,305	850	2,583	37,388	131	6,404	56,451	2,200

Net Investment Income	47	37,161	17,593	3,757	3,131	348,570	1,442	29,744	268,061	14,613

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(276)	(32,869)	3,225	(398)	10,351	(251,084)	2,323	4,947	91,146	7,051
Net capital gain distributions received from underlying Funds	0	0	0	0	0	0	0	0	0	0
Net realized gain (loss) on futures contracts, written options and swaps	0	40,468	12,152	2,433	(224)	11,484	349	64,225	110,196	2,655
Net realized gain (loss) on foreign currency transactions	226	(138,835)	(723)	(10,720)	0	(16,635)	0	0	19,345	0
Net change in unrealized appreciation (depreciation) on investments	430	216,824	72,441	17,545	227	180,752	254	32,675	112,870	5,607
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	(33,480)	(18,615)	(2,999)	(44)	(1,063)	(68)	(3,643)	24,027	965
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(33)	3,351	3,033	213	0	4,401	0	0	(2,389)	0
Net Gain (Loss)	347	55,459	71,513	6,074	10,310	(72,145)	2,858	98,204	355,195	16,278

Net Increase (Decrease) in Assets Resulting from Operations	$394	$92,620	$89,106	$9,831	$13,441	$276,425	$4,300	$127,948	$623,256	$30,891

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	53

Statements of Operations (Cont.)

For the period or year ended March 31, 2003

Amounts in thousands

	Low Duration Fund III	Moderate Duration Fund	Money Market Fund	Municipal Bond Fund	New York Municipal Bond Fund	Real Return Asset Fund	Real Return Fund	Real Return Fund II

Investment Income:
Interest, net of foreign taxes	$2,246	$40,079	$6,355	$15,918	$447	$1,929	$280,853	$893
Dividends, net of foreign taxes	0	165	0	0	0	0	0	0
Miscellaneous income	30	89	0	1	0	(4)	(609)	0
Total Income	2,276	40,333	6,355	15,919	447	1,925	280,244	893
Expenses:
Investment advisory fees	130	2,189	581	803	25	152	14,082	45
Administration fees	130	1,751	1,201	991	33	88	18,201	36
Distribution and/or servicing fees—Administrative Class	0	0	35	148	0	0	917	0
Distribution and/or servicing fees—Other Classes	0	0	832	1,075	18	0	19,163	0
Trustees’ fees	0	4	2	1	0	0	26	0
Organization costs	0	0	0	0	0	0	2	0
Interest expense	0	17	3	0	0	0	734	2
Miscellaneous expense	0	0	0	0	1	2	172	1

Total Expenses	260	3,961	2,654	3,018	77	242	53,297	84
Reimbursement by Manager	0	0	(54)	0	0	0	0	0

Net Expenses	260	3,961	2,600	3,018	77	242	53,297	84

Net Investment Income	2,016	36,372	3,755	12,901	370	1,683	226,947	809

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	825	25,017	77	149	200	162	198,186	1,138
Net capital gain distributions received from underlying Funds	0	0	0	0	0	0	0	0
Net realized gain (loss) on futures contracts, written options and swaps	416	8,344	0	(9,902)	(110)	(52)	1,539	0
Net realized gain (loss) on foreign currency Transactions	173	1,644	0	0	0	0	(11,086)	0
Net change in unrealized appreciation on investments	828	26,000	0	11,907	207	3,518	379,611	1,002
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	147	415	0	415	(50)	23	2,901	0
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(12)	(267)	0	0	0	0	695	0
Net Gain (Loss)	2,377	61,153	77	2,569	247	3,651	571,846	2,140

Net Increase (Decrease) in Assets Resulting from Operations	$4,393	$97,525	$3,832	$15,470	$617	$5,334	$798,793	$2,949

54	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

Amounts in thousands

	Short Duration Municipal Income Fund	Short-Term Fund	StocksPLUS Fund	StocksPLUS Total Return Fund	Strategic Balanced Fund	Total Return Fund II	Total Return Fund III	Total Return Mortgage Fund

Investment Income:
Interest, net of foreign taxes	$5,566	$97,997	$26,012	$51	$0	$86,600	$46,381	$5,232
Dividends, net of foreign taxes	0	0	46	0	1,973	683	0	0
Miscellaneous income	1	(1,635)	(96,036)	0	0	174	316	42
Total Income	5,567	96,362	(69,978)	51	1,973	87,457	46,697	5,274
Expenses:
Investment advisory fees	370	7,487	3,208	11	0	5,152	2,321	453
Administration fees	584	7,962	2,558	6	104	5,152	2,321	655
Distribution and/or servicing fees—Administrative Class	0	731	262	0	5	287	5	23
Distribution and/or servicing fees—Other Classes	382	4,347	2,668	0	187	0	0	596
Trustees’ fees	1	13	4	0	0	10	5	1
Organization costs	0	0	0	9	0	0	0	0
Interest expense	0	15	5	0	0	3	38	7
Miscellaneous expense	8	0	0	0	0	0	0	0

Total Expenses	1,345	20,555	8,705	26	296	10,604	4,690	1,735
Reimbursement by Manager	0	0	0	(9)	0	0	0	0

Net Expenses	1,345	20,555	8,705	17	296	10,604	4,690	1,735

Net Investment Income	4,222	75,807	(78,683)	34	1,677	76,853	42,007	3,539

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(20)	(1,088)	4,102	35	(12,520)	26,472	11,775	8,817
Net capital gain distributions received from underlying Funds	0	0	0	0	219	0	0	0
Net realized gain (loss) on futures contracts, written options and swaps	(5,548)	10,137	(118,725)	(422)	0	72,598	25,305	(219)
Net realized gain (loss) on foreign currency Transactions	0	(625)	(1,253)	(1)	0	0	1,796	0
Net change in unrealized appreciation on investments	3,740	8,409	5,050	35	4,278	45,834	24,478	1,088
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	191	7,561	(33,141)	71	0	(4,774)	1,982	(23)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(24)	228	0	0	0	378	0
Net Gain (Loss)	(1,637)	24,370	(143,739)	(282)	(8,023)	140,130	65,714	9,663

Net Increase (Decrease) in Assets Resulting from Operations	$2,585	$100,177	$(222,422)	$(248)	$(6,346)	$216,983	$107,721	$13,202

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	55

Statements of Changes in Net Assets

Amounts in thousands

	All Asset Fund	California Intermediate Municipal Bond Fund		California Municipal Bond Fund		Commodity- RealReturn Strategy Fund
	Period from July 31, 2002 to March 31, 2003	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002	Period from June 28, 2002 to March 31, 2003
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,547	$6,255	$4,536	$691	$566	$837
Net realized gain (loss)	574	(2,972)	2,479	55	213	4,132
Net capital gain distributions received from underlying Funds	60	0	0	0	0	0
Net change in unrealized appreciation (depreciation)	105	3,841	(2,953)	311	(235)	636

Net increase (decrease) resulting from operations	2,286	7,124	4,062	1,057	544	5,605

Distributions to Shareholders:
From net investment income
Institutional Class	(1,097)	(4,228)	(3,266)	(472)	(447)	(1,981)
Administrative Class	0	(106)	(72)	(33)	0	0
Other Classes	0	(1,922)	(897)	(186)	(87)	(33)
From net realized capital gains Institutional Class	0	(473)	(2,483)	(6)	(385)	0
Administrative Class	0	(10)	(61)	(1)	0	0
Other Classes	0	(279)	(509)	(3)	(233)	0
Tax basis return of capital
Institutional Class	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(1,097)	(7,018)	(7,288)	(701)	(1,152)	(2,014)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	174,182	38,932	57,076	4,612	8,220	208,023
Administrative Class	10	7,381	0	3,028	0	10
Other Classes	0	62,909	24,544	6,198	7,047	52,982

Issued as reinvestment of distributions
Institutional Class	1,056	4,250	5,621	467	835	1,923
Administrative Class	0	111	132	39	0	0
Other Classes	0	1,442	1,166	146	275	33

Cost of shares redeemed
Institutional Class	(23,791)	(38,028)	(63,750)	(5,738)	(11,071)	(124,933)
Administrative Class	0	(5,529)	(171)	(3,066)	0	0
Other Classes	0	(23,925)	(30,316)	(2,538)	(5,637)	(9,282)

Net increase (decrease) resulting from Fund share transactions	151,547	47,543	(5,698)	3,148	(331)	128,756

Total Increase (Decrease) in Net Assets	152,646	47,649	(8,924)	3,504	(939)	132,347

Net Assets:
Beginning of period	0	109,540	118,464	11,718	12,657	0
End of period*	$152,646	$157,189	$109,540	$15,222	$11,718	$132,347

*Including undistributed (overdistributed) net investment income of:	$1,255	$300	$636	$2	$7	$3,200

56	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

	Convertible Fund		Emerging Markets Bond Fund		European Convertible Fund		Foreign Bond Fund		Global Bond Fund
	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$608	$576	$25,152	$8,688	$47	$90	$37,161	$32,280	$17,593	$15,605
Net realized gain (loss)	(615)	(11,313)	26,871	10,618	(50)	52	(131,236)	39,346	14,654	2,898
Net capital gain distributions received from underlying Funds	0	0	0	0	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation)	(1,888)	7,790	20,864	9,149	397	(82)	186,695	(33,033)	56,859	(7,209)

Net increase (decrease) resulting from operations	(1,895)	(2,947)	72,887	28,455	394	60	92,620	38,593	89,106	11,294

Distributions to Shareholders:
From net investment income
Institutional Class	(515)	(1,013)	(16,778)	(6,786)	(93)	(127)	(16,919)	(23,434)	(16,759)	(11,085)
Administrative Class	0	(4)	(881)	(746)	0	0	(681)	(809)	(929)	(72)
Other Classes	(473)	(1,116)	(7,504)	(1,106)	0	0	(7,590)	(8,134)	0	0
From net realized capital gains
Institutional Class	0	0	(6,170)	(4,650)	0	(178)	(16,741)	(1,201)	0	0
Administrative Class	0	0	(438)	(435)	0	0	(713)	(44)	0	0
Other Classes	0	0	(3,065)	(826)	0	0	(9,045)	(505)	0	0
Tax basis return of capital
Institutional Class	0	0	0	0	0	0	(8,679)	0	0	(4,363)
Administrative Class	0	0	0	0	0	0	(349)	0	0	(86)
Other Classes	0	0	0	0	0	0	(3,893)	0	0	0

Total Distributions	(988)	(2,133)	(34,836)	(14,549)	(93)	(305)	(64,610)	(34,127)	(17,688)	(15,606)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	2,167	1,509	426,153	159,605	482	0	442,284	194,705	332,780	39,724
Administrative Class	0	0	50,418	12,302	0	0	31,919	11,206	53,200	8,527
Other Classes	9,887	9,807	327,863	69,095	0	0	373,286	142,837	0	0

Issued as reinvestment of distributions
Institutional Class	463	888	21,324	11,037	93	304	39,568	21,851	13,603	11,983
Administrative Class	0	0	1,319	1,181	0	0	1,716	843	924	157
Other Classes	317	734	7,680	1,198	0	1	17,064	7,259	0	0

Cost of shares redeemed
Institutional Class	(4,574)	(50,424)	(203,056)	(50,301)	(1,550)	0	(210,786)	(190,979)	(217,582)	(54,609)
Administrative Class	0	(293)	(32,834)	(10,725)	0	0	(24,091)	(7,612)	(25,210)	(4,727)
Other Classes	(29,181)	(13,550)	(141,685)	(9,795)	(10)	0	(147,311)	(79,054)	0	0

Net increase (decrease) resulting from Fund share transactions	(20,921)	(51,329)	457,182	183,597	(985)	305	523,649	101,056	157,715	1,055

Total Increase (Decrease) in Net Assets	(23,804)	(56,409)	495,233	197,503	(684)	60	551,659	105,522	229,133	(3,257)

Net Assets:
Beginning of period	35,281	91,690	255,101	57,598	5,067	5,007	780,363	674,841	306,571	309,828
End of period*	$11,477	$35,281	$750,334	$255,101	$4,383	$5,067	$1,332,022	$780,363	$535,704	$306,571

*Including undistributed (overdistributed) net investment income of:	$659	$878	$23,076	$6,375	$57	$46	$(99,542)	$29,512	$(6,106)	$(9,089)

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	57

Statements of Changes in Net Assets (Cont.)

Amounts in thousands

	Global Bond Fund II		GNMA Fund		High Yield Fund
	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$3,757	$3,398	$3,131	$1,318	$348,570	$253,870
Net realized gain (loss)	(8,685)	3,636	10,127	848	(256,235)	(160,982)
Net capital gain distributions received from underlying Funds	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation)	14,759	(2,682)	183	(332)	184,090	(67,205)

Net increase (decrease) resulting from operations	9,831	4,352	13,441	1,834	276,425	25,683

Distributions to Shareholders:
From net investment income
Institutional Class	(2,788)	(2,843)	(1,260)	(875)	(170,548)	(120,860)
Administrative Class	0	0	0	0	(38,364)	(43,159)
Other Classes	(969)	(556)	(2,897)	(498)	(140,367)	(89,466)
From net realized capital gains
Institutional Class	0	(1,971)	(1,218)	(429)	0	0
Administrative Class	0	0	0	0	0	0
Other Classes	0	(550)	(4,915)	(482)	0	0
Tax basis return of capital
Institutional Class	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(3,757)	(5,920)	(10,290)	(2,284)	(349,279)	(253,485)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	55,470	5,057	86,115	53,099	1,962,612	1,242,136
Administrative Class	0	0	0	0	300,325	383,346
Other Classes	45,846	9,512	281,721	74,554	1,783,827	1,111,997

Issued as reinvestment of distributions
Institutional Class	2,643	4,667	2,157	1,168	130,836	90,010
Administrative Class	0	0	0	0	37,913	43,040
Other Classes	684	792	5,965	824	81,904	47,213

Cost of shares redeemed
Institutional Class	(13,242)	(5,435)	(30,305)	(29,128)	(1,204,928)	(542,560)
Administrative Class	0	0	0	0	(512,623)	(209,851)
Other Classes	(13,770)	(4,344)	(95,879)	(11,492)	(852,118)	(423,188)

Net increase (decrease) resulting from Fund share transactions	77,631	10,249	249,774	89,025	1,727,748	1,742,143

Total Increase (Decrease) in Net Assets	83,705	8,681	252,925	88,575	1,654,894	1,514,341

Net Assets:
Beginning of period	84,774	76,093	98,549	9,974	4,156,483	2,642,142
End of period*	$168,479	$84,774	$351,474	$98,549	$5,811,377	$4,156,483

*Including undistributed (overdistributed) net investment income of:	$(8,414)	$571	$3,323	$83	$(23,673)	$644

58	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

	Investment Grade Corporate Bond Fund		Long-Term U.S. Government Fund		Low Duration Fund		Low Duration Fund II		Low Duration Fund III
	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,442	$416	$29,744	$31,644	$268,061	$269,366	$14,613	$24,624	$2,016	$2,221
Net realized gain (loss)	2,669	184	69,172	(2,569)	220,687	77,736	9,706	11,922	1,414	859
Net capital gain distributions received from underlying Funds	0	0	0	0	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation)	189	(239)	29,032	(20,667)	134,508	(70,073)	6,572	(8,326)	963	(334)

Net increase (decrease) resulting from operations	4,300	361	127,948	8,408	623,256	277,029	30,891	28,220	4,393	2,746

Distributions to Shareholders:
From net investment income
Institutional Class	(1,441)	(416)	(14,380)	(15,775)	(198,704)	(219,800)	(16,029)	(24,635)	(2,134)	(2,221)
Administrative Class	0	0	(4,867)	(4,324)	(10,989)	(10,774)	(32)	(4)	(1)	(1)
Other Classes	0	0	(10,309)	(11,481)	(82,293)	(38,773)	0	0	0	0
From net realized capital gains
Institutional Class	(900)	(279)	(15,929)	(7,799)	(76,428)	(5,977)	(5,237)	(8,434)	(970)	(162)
Administrative Class	(1)	0	(6,420)	(1,901)	(4,601)	(354)	(12)	(2)	0	0
Other Classes	0	0	(13,660)	(6,478)	(45,008)	(1,678)	0	0	0	0
Tax basis return of capital
Institutional Class	0	0	0	0	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0	0	0

Total Distributions	(2,342)	(695)	(65,565)	(47,758)	(418,023)	(277,356)	(21,310)	(33,075)	(3,105)	(2,384)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	74,068	0	303,901	168,745	5,277,110	2,746,458	343,069	152,623	30,206	18,296
Administrative Class	10	0	182,204	69,020	227,757	186,711	1,128	567	4	5
Other Classes	0	0	330,291	252,472	3,669,526	1,665,238	0	0	0	0

Issued as reinvestment of distributions
Institutional Class	2,323	695	28,644	20,428	251,974	203,560	19,590	29,336	3,018	2,370
Administrative Class	1	0	11,268	6,224	11,189	8,594	36	5	1	1
Other Classes	0	0	17,200	12,297	84,620	25,669	0	0	0	0

Cost of shares redeemed
Institutional Class	(61,362)	(20)	(226,405)	(156,445)	(2,522,004)	(2,679,138)	(256,211)	(453,578)	(26,265)	(6,758)
Administrative Class	0	0	(96,136)	(83,717)	(111,086)	(86,011)	(270)	(26)	(5)	0
Other Classes	0	0	(258,634)	(199,216)	(1,197,197)	(614,010)	0	0	0	0

Net increase (decrease) resulting from Fund share transactions	15,040	675	292,333	89,808	5,691,889	1,457,071	107,342	(271,073)	6,959	13,914

Total Increase (Decrease) in Net Assets	16,998	341	354,716	50,458	5,897,122	1,456,744	116,923	(275,928)	8,247	14,276

Net Assets:
Beginning of period	6,092	5,751	531,507	481,049	6,060,033	4,603,289	360,696	636,624	57,211	42,935
End of period*	$23,090	$6,092	$886,223	$531,507	$11,957,155	$6,060,033	$477,619	$360,696	$65,458	$57,211

*Including undistributed (overdistributed) net investment income of:	$465	$91	$3,836	$444	$92,882	$20,114	$3,259	$92	$506	$112

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	59

Statements of Changes in Net Assets (Cont.)

Amounts in thousands

	Moderate Duration Fund		Money Market Fund		Municipal Bond Fund
	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$36,372	$29,870	$3,755	$9,494	$12,901	$4,866
Net realized gain (loss)	35,005	16,934	77	0	(9,753)	1,501
Net capital gain distributions received from underlying Funds	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation)	26,148	(4,936)	0	0	12,322	(979)

Net increase (decrease) resulting from operations	97,525	41,868	3,832	9,494	15,470	5,388

Distributions to Shareholders:
From net investment income
Institutional Class	(37,361)	(29,872)	(1,461)	(4,403)	(3,733)	(1,655)
Administrative Class	0	0	(159)	(360)	(2,502)	(314)
Other Classes	0	0	(2,211)	(4,733)	(6,635)	(2,927)
From net realized capital gains
Institutional Class	(24,541)	(13,609)	0	0	(321)	(356)
Administrative Class	0	0	0	0	(190)	(59)
Other Classes	0	0	0	0	(638)	(791)
Tax basis return of capital
Institutional Class	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(61,902)	(43,481)	(3,831)	(9,496)	(14,019)	(6,102)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	668,413	277,410	388,622	172,703	115,297	41,696
Administrative Class	0	0	70,616	61,315	60,022	39,822
Other Classes	0	0	1,050,017	916,321	200,488	78,014

Issued as reinvestment of distributions
Institutional Class	56,970	39,583	1,633	4,385	2,833	1,794
Administrative Class	0	0	333	391	2,683	370
Other Classes	0	0	1,854	4,002	4,354	2,222

Cost of shares redeemed
Institutional Class	(442,902)	(125,254)	(360,923)	(208,710)	(69,635)	(15,142)
Administrative Class	0	0	(66,787)	(55,511)	(35,464)	(3,126)
Other Classes	0	0	(922,970)	(960,207)	(77,449)	(36,801)

Net increase (decrease) resulting from Fund share transactions	282,481	191,739	162,395	(65,311)	203,129	108,849

Total Increase (Decrease) in Net Assets	318,104	190,126	162,396	(65,313)	204,580	108,135

Net Assets:
Beginning of period	767,037	576,911	283,617	348,930	188,271	80,136
End of period*	$1,085,141	$767,037	$446,013	$283,617	$392,851	$188,271

*Including undistributed (overdistributed) net investment income of:	$10,574	$4,209	$19	$113	$(38)	$553

60	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

	New York Municipal Bond Fund		Real Return Asset Fund		Real Return Fund		Real Return Fund II		Short Duration Municipal Income Fund
	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Period from November 12, 2001 to March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Period from February 28, 2002 to March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$370	$228	$1,683	$84	$226,947	$67,329	$809	$76	$4,222	$591
Net realized gain (loss)	90	22	110	33	188,639	27,718	1,138	0	(5,568)	14
Net capital gain distributions received from underlying Funds	0	0	0	0	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation)	157	100	3,541	(431)	383,207	(47,485)	1,002	(107)	3,931	24

Net increase (decrease) resulting from operations	617	350	5,334	(314)	798,793	47,562	2,949	(31)	2,585	629

Distributions to Shareholders:
From net investment income
Institutional Class	(115)	(169)	(1,683)	(83)	(83,070)	(34,570)	(809)	(76)	(1,442)	(591)
Administrative Class	0	0	0	0	(16,467)	(4,179)	0	0	(4)	0
Other Classes	(254)	(56)	0	0	(127,391)	(28,755)	0	0	(2,763)	(1)
From net realized capital gains
Institutional Class	(36)	(154)	(180)	0	(24,650)	(9,073)	(475)	0	0	(54)
Administrative Class	0	0	0	0	(5,521)	(2,027)	0	0	0	0
Other Classes	(115)	(72)	0	0	(53,018)	(13,921)	0	0	0	0
Tax basis return of capital
Institutional Class	0	0	0	0	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0	0	0

Total Distributions	(520)	(451)	(1,863)	(83)	(310,117)	(92,525)	(1,284)	(76)	(4,209)	(646)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	2,313	575	63,435	21,061	1,578,139	912,609	1,588	16,000	66,983	21,629
Administrative Class	0	0	0	0	309,605	303,160	0	0	711	0
Other Classes	12,101	4,542	0	0	4,159,702	2,034,105	0	0	357,904	460

Issued as reinvestment of distributions
Institutional Class	73	294	1,855	83	99,596	40,497	1,283	76	1,448	640
Administrative Class	0	0	0	0	21,858	6,188	0	0	4	0
Other Classes	295	111	0	0	130,492	31,101	0	0	2,226	1

Cost of shares redeemed
Institutional Class	(2,240)	(1,680)	(18,622)	0	(1,046,132)	(247,011)	(1,095)	0	(23,503)	(4,993)
Administrative Class	0	0	0	0	(345,496)	(59,738)	0	0	0	0
Other Classes	(1,459)	(2,635)	0	0	(1,564,469)	(536,568)	0	0	(96,593)	0

Net increase (decrease) resulting from Fund share transactions	11,083	1,207	46,668	21,144	3,343,295	2,484,343	1,776	16,076	309,180	17,737

Total Increase (Decrease) in Net Assets	11,180	1,106	50,139	20,747	3,831,971	2,439,380	3,441	15,969	307,556	17,720

Net Assets:
Beginning of period	5,158	4,052	20,747	0	3,338,502	899,122	15,969	0	31,376	13,656
End of period*	$16,338	$5,158	$70,886	$20,747	$7,170,473	$3,338,502	$19,410	$15,969	$338,932	$31,376

*Including undistributed (overdistributed) net investment income of:	$(7)	$(8)	$199	$34	$89,867	$2,359	$663	$0	$(27)	$(9)

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	61

Statements of Changes in Net Assets (Cont.)

Amounts in thousands

	Short-Term Fund		StocksPLUS Fund		StocksPLUS Total Return Fund
	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002	Period from June 28, 2002 to March 31, 2003
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$75,807	$49,421	$(78,683)	$30,350	$34
Net realized gain (loss)	8,424	3,678	(115,876)	(66,413)	(388)
Net capital gain distributions received from underlying Funds	0	0	0	0	0
Net change in unrealized appreciation (depreciation)	15,946	(10,284)	(27,863)	45,453	106

Net increase (decrease) resulting from operations	100,177	42,815	(222,422)	9,390	(248)

Distributions to Shareholders:
From net investment income
Institutional Class	(41,096)	(29,948)	(4,838)	(10,083)	(19)
Administrative Class	(7,787)	(1,904)	(1,851)	(1,313)	0
Other Classes	(31,080)	(17,570)	(4,781)	(9,794)	0
From net realized capital gains
Institutional Class	(3,220)	(1,475)	0	0	(17)
Administrative Class	(591)	(136)	0	0	0
Other Classes	(2,991)	(1,247)	0	0	0
Tax basis return of capital
Institutional Class	0	0	0	0	0
Administrative Class	0	0	0	0	0
Other Classes	0	0	0	0	0

Total Distributions	(86,765)	(52,280)	(11,470)	(21,190)	(36)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	1,925,237	1,218,044	117,741	79,926	12,519
Administrative Class	212,385	326,512	118,398	49,369	0
Other Classes	1,408,571	1,588,251	102,870	83,448	0

Issued as reinvestment of distributions
Institutional Class	38,058	25,628	4,772	9,837	37
Administrative Class	8,281	2,016	1,848	1,306	0
Other Classes	24,399	13,523	3,658	7,611	0

Cost of shares redeemed
Institutional Class	(1,302,537)	(710,987)	(106,319)	(97,615)	(8,087)
Administrative Class	(252,969)	(42,322)	(51,956)	(4,295)	0
Other Classes	(1,045,137)	(614,934)	(176,162)	(146,106)	0

Net increase (decrease) resulting from Fund share transactions	1,016,288	1,805,731	14,850	(16,519)	4,469

Total Increase (Decrease) in Net Assets	1,029,700	1,796,266	(219,042)	(28,319)	4,185

Net Assets:
Beginning of period	2,447,439	651,173	987,164	1,015,483	0
End of period*	$3,477,139	$2,447,439	$768,122	$987,164	$4,185

*Including undistributed (overdistributed) net investment income of:	$1,934	$(316)	$(2,409)	$10,513	$15

62	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

	Strategic Balanced Fund		Total Return Fund II		Total Return Fund III		Total Return Mortgage Fund
	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,677	$2,896	$76,853	$80,513	$42,007	$46,449	$3,539	$1,837
Net realized gain (loss)	(12,520)	(4,259)	99,070	65,863	38,876	30,390	8,598	1,637
Net capital gain distributions received from underlying Funds	219	239	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation)	4,278	3,688	41,060	(32,836)	26,838	(13,566)	1,065	(498)

Net increase (decrease) resulting from operations	(6,346)	2,564	216,983	113,540	107,721	63,273	13,202	2,976

Distributions to Shareholders:
From net investment income
Institutional Class	(962)	(1,548)	(75,401)	(76,508)	(41,879)	(46,036)	(1,081)	(903)
Administrative Class	(54)	(39)	(4,161)	(4,009)	(86)	(438)	(237)	(83)
Other Classes	(700)	(666)	0	0	0	0	(2,991)	(866)
From net realized capital gains
Institutional Class	0	0	(83,888)	(61,742)	(32,460)	(12,875)	(1,150)	(681)
Administrative Class	0	0	(5,192)	(3,673)	(70)	(151)	(228)	0
Other Classes	0	0	0	0	0	0	(4,086)	(1,164)
Tax basis return of capital
Institutional Class	0	0	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0

Total Distributions	(1,716)	(2,253)	(168,642)	(145,932)	(74,495)	(59,500)	(9,773)	(3,697)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	2,790	3,726	1,016,256	517,374	265,683	133,009	83,163	9,237
Administrative Class	3,440	1,409	72,989	65,036	3,950	1,252	5,890	8,400
Other Classes	8,942	9,166	0	0	0	0	236,892	63,840

Issued as reinvestment of distributions
Institutional Class	959	1,546	141,564	116,001	66,560	53,795	2,139	1,548
Administrative Class	54	39	9,282	7,675	113	518	465	83
Other Classes	514	487	0	0	0	0	5,892	1,607

Cost of shares redeemed
Institutional Class	(2,920)	(22,018)	(792,792)	(434,820)	(227,376)	(214,489)	(37,081)	(10,470)
Administrative Class	(771)	(335)	(62,223)	(36,732)	(662)	(11,864)	(246)	(35)
Other Classes	(34,623)	(7,472)	0	0	0	0	(82,084)	(18,132)

Net increase (decrease) resulting from Fund share transactions	(21,615)	(13,452)	385,076	234,534	108,268	(37,779)	215,030	56,078

Total Increase (Decrease) in Net Assets	(29,677)	(13,141)	433,417	202,142	141,494	(34,006)	218,459	55,357

Net Assets:
Beginning of period	61,363	74,504	1,886,323	1,684,181	845,974	879,980	80,425	25,068
End of period*	$31,686	$61,363	$2,319,740	$1,886,323	$987,468	$845,974	$298,884	$80,425

* Including undistributed (overdistributed) net investment income of:	$1,154	$1,193	$5,005	$18,099	$9,611	$8,416	$2,605	$159

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	63

Statements of Cash Flows

Amounts in thousands

	Commodity- Real Return Strategy Fund	Emerging Markets Bond Fund	Foreign Bond Fund	Global Bond Fund
Increase (Decrease) in Cash and Foreign Currency from:
Financing Activities
Sales of Fund shares	$258,962	$792,827	$843,886	$378,711
Redemptions of Fund shares	(134,160)	(376,290)	(380,551)	(242,694)
Cash distributions paid	(58)	(4,124)	(6,272)	(3,296)
Proceeds from financing transactions (net)	0	56,898	62,865	(70,567)
Net increase (decrease) from financing activities	124,744	469,311	519,928	62,154

Operating Activities
Purchases of long-term securities and foreign currency	(388,390)	(1,618,156)	(9,623,962)	(3,076,882)
Proceeds from sales of long-term securities and foreign currency	260,472	1,230,249	9,332,645	3,049,547
Purchases of short-term securities (net)	(6,986)	(97,017)	(274,679)	(93,714)
Net investment income	837	25,152	37,161	17,593
Changes in other receivables/payables (net)	9,907	(9,505)	2,473	31,647
Net (decrease) from operating activities	(124,160)	(469,277)	(526,362)	(71,809)

Net Increase (Decrease) in Cash and Foreign Currency	584	34	(6,434)	(9,655)

Cash and Foreign Currency
Beginning of period	0	0	22,006	15,123

End of period	$584	$34	$15,572	$5,468

Amounts in thousands

	Global Bond Fund II	Real Return Asset Fund	Real Return Fund
Increase (Decrease) in Cash and Foreign Currency from:
Financing Activities
Sales of Fund shares	$100,703	$63,435	$6,051,172
Redemptions of Fund shares	(26,923)	(18,622)	(2,957,567)
Cash distributions paid	(416)	(4)	(52,506)
Proceeds from financing transactions (net)	(8,389)	27,951	672,197
Net increase (decrease) from financing activities	64,975	72,760	3,713,296

Operating Activities
Purchases of long-term securities and foreign currency	(688,629)	(137,725)	(16,476,410)
Proceeds from sales of long-term securities and foreign currency	664,905	71,254	12,549,427
Purchases of short-term securities (net)	(42,292)	(7,896)	(13,352)
Net investment income	3,757	1,683	226,947
Changes in other receivables/payables (net)	(2,442)	(127)	(7,953)
Net (decrease) from operating activities	(64,701)	(72,811)	(3,721,341)

Net Increase (Decrease) in Cash and Foreign Currency	274	(51)	(8,045)

Cash and Foreign Currency
Beginning of period	2,686	51	9,571

End of period	$2,960	$0	$1,526

64	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

Schedule of Investments

All Asset Fund

March 31, 2003

	Shares	Value (000s)

PIMCO FUNDS (a) 99.5%
CommodityRealReturn Strategy	2,124,374	$25,556
Emerging Markets Bond	2,623,308	26,364
GNMA	866,559	9,576
High Yield	42,339	377
Long- Term U.S. Government	168,325	1,872
Low Duration	449,165	4,640
Real Return	3,462,696	39,544
Real Return Asset	3,083,113	34,346
StocksPLUS	705,071	5,443
StocksPLUS Total Return	459,823	4,184

Total Investments 99.5% (Cost $151,797)		$151,902
Other Assets and Liabilities (Net) 0.5%		744

Net Assets 100.0%		$152,646

Notes to Schedule of Investments:

(a)	Institutional Class of each PIMCO Fund.

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	65

Schedule of Investments

California Intermediate Municipal Bond Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

MUNICIPAL BONDS & NOTES 98.4%
California 77.5%
A B C California Unified School District General Obligation Bonds, (FGIC Insured), Series 2001
0.000% due 08/01/2030	$1,850	$431
0.000% due 08/01/2031	1,285	283
0.000% due 08/01/2032	1,965	411
0.000% due 08/01/2033	1,670	329
0.000% due 08/01/2034	1,755	328
Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	3,500	3,582
Anaheim, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 1999
4.625% due 10/01/2027 (a)	150	161
Antioch, California Public Financing Authority Reassessment Revenue Bonds, Series 1998-B
5.500% due 09/02/2008	475	502
Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, (California Mtg. Insured), Series 2001
5.250% due 04/01/2026	2,000	2,041
Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, (California State Mtg. Insured), Series 2003
5.200% due 11/15/2022	2,000	2,016
Banning, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
4.000% due 08/01/2011	175	183
4.000% due 08/01/2012	225	233
Bay Area Toll Authority California Toll Bridge Revenue Bonds, Series 2001
1.100% due 04/01/2029 (a)	600	600
1.200% due 04/01/2025	500	500
California Educational Facilities Authority Revenue Bonds, Series 1997-A
5.700% due 10/01/2015	135	154
California Health Facilities Financing Authority Revenue Bonds, (CA MTG Insured), Series 2000
5.000% due 09/01/2010	350	378
California Housing Financial Agency Revenue Bonds, (AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011	100	107
California Infrastructure & Economic Development Bank Insured Revenue Bonds, Series 2002
1.150% due 04/01/2042 (a)	2,150	2,150
California Pollution Control Financing Authority Revenue Bonds, Series 1999-A
4.500% due 08/01/2003	150	152
California State Department of Water Resources Central Valley Project Revenue Bonds, Series 1997
5.000% due 12/01/2022	125	128
California State General Obligation Bonds, (FGIC Insured), Series 1997
5.000% due 10/01/2004	325	343
California State General Obligation Bonds, (MBIA Insured), Series 1991
6.600% due 02/01/2011	1,000	1,207
California State General Obligation Bonds, (MBIA Insured), Series 1992
7.500% due 10/01/2007	400	488
California State General Obligation Bonds, Series 1991
6.500% due 09/01/2010	1,730	2,048
California State General Obligation Bonds, Series 1997-BL
5.300% due 12/01/2012	400	419
California State General Obligation Bonds, Series 2000
5.250% due 03/01/2005	100	107
5.250% due 03/01/2013	300	323
5.700% due 12/01/2032	180	184
California State General Obligation Bonds, Series 2002
5.250% due 04/01/2030	3,000	3,045
California State Inverse-Floater Bonds, Series 1992
11.059% due 09/01/2012 (a)	5,000	7,044
California State Public Works Board Lease Revenue Bonds, Series 1994-A
6.375% due 11/01/2014	500	551
California Statewide Communities Development Authority Apartment Development Revenue Bonds, Series 1998-A-3
5.100% due 05/15/2025	2,000	2,118
California Statewide Communities Development Authority Certificates of Participation Bonds, Series 1994
6.500% due 07/01/2015	1,000	1,087
California Statewide Communities Development Authority Revenue Bonds, (CA Mortgage Insured), Series 2001
5.000% due 10/01/2018	2,000	2,045
California Statewide Communities Development Authority Revenue Bonds, Series 1998
5.250% due 05/15/2025	1,000	1,058
California Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	1,015
6.750% due 07/01/2032 (b)	2,705	2,773
California Statewide Financing Authority Tobacco Settlement Revenue Bonds, Series 2002
4.600% due 05/01/2012	1,030	967
California Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	858
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1997
7.100% due 09/01/2021	1,950	2,330
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020	1,500	1,491
Chico, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1996
5.200% due 04/01/2011	485	516
Chula Vista, California Special Tax Bonds, Series 2000-1
6.350% due 09/01/2017	230	242
6.400% due 09/01/2018	120	126
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	1,000	1,018
East Bay, California Municipal Utility District Wastewater Treatment System Revenue Bonds, (AMBAC Insured), Series 1993
9.370% due 06/01/2020 (a)	6,000	6,326
East Bay, California Municipal Utility District Water System Revenue Bonds, (MBIA Insured), Series 1993
9.270% due 06/01/2013 (a)	3,450	3,637
East Bay, California Municipal Utility District Water System Revenue Bonds, Series 2002-A
1.100% due 06/01/2025 (a)	3,000	3,000
Evergreen, California School District General Obligation Bonds, (FGIC Insured), Series 2000-C
10.000% due 09/01/2005	465	559
10.000% due 09/01/2006	380	482
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
5.875% due 01/15/2027	2,500	1,839
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	313
Fresno, California Special Tax Bonds, Series 1998
4.750% due 09/01/2005	755	764
Golden State Tobacco Securitization Corporate Revenue Bonds, Series 2003
5.000% due 06/01/2021	7,700	7,679
Healdsburg, California Community Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,530	2,621
Irvine Ranch California Water District Certificate Participation, (LOC-Toronto Dominio Bank Insured), Series 1986
1.150% due 08/01/2016	1,400	1,400
Irvine Ranch, Water District Revenue Bonds, Series 1993
1.150% due 10/01/2004	1,100	1,100
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series 1993-A
1.100% due 07/01/2020 (a)	2,100	2,100
Long Beach, California Harbor Revenue Bonds, (MBIA Insured), Series 1995
6.500% due 05/15/2005	220	241
Long Beach, California Harbor Revenue Bonds, Series 1993
4.700% due 05/15/2004	150	156
Los Altos, California School District General Obligation Bonds, Series 2001
5.000% due 08/01/2016	200	214
Los Angeles, California Community Redevelopment Agency Certificates of Participation Bonds, Series 1984
7.550% due 11/01/2008	340	352

66	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 07/01/2013	$1,500	$1,667
Los Angeles, California General Obligation Bonds, Series 2002
4.000% due 09/01/2012	2,525	2,611
Los Angeles, California State Building Authority Lease Revenue Bonds, Series 1999-A
4.600% due 10/01/2007	150	163
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999-C
4.750% due 07/01/2010	30	33
Lucia Mar Unified School District, California General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,263
Manhattan Beach, California Unified School District General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 09/01/2025	1,400	429
Metropolitan Water District Southern California General Obligation Bonds, Series 1993-A1
7.250% due 03/01/2007	150	179
Metropolitan Water District Southern California Revenue Inverse Floater Bonds, Series 1993
9.031% due 10/30/2020 (a)	600	652
Murrieta Valley, California Unified School District Special Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025	580	592
6.400% due 09/01/2031	700	714
Orange County, California Community Facilities District Special Tax Bonds, Series 2000
5.600% due 08/15/2011	455	470
5.700% due 08/15/2012	485	498
5.800% due 08/15/2013	600	616
6.200% due 08/15/2018	1,025	1,049
Orange County, California Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	3,250	3,838
Orange County, California Revenue Bonds, (MBIA Insured), Series 1995-A
6.000% due 06/01/2010	1,000	1,178
Orange County, California Sanitation District Certificates of Participation Bonds, (SPA-DEXIA Public Finance Insured), Series 2000
1.150% due 08/01/2030 (a)	1,100	1,100
Oxnard, California Improvement Bond Act 1915 Special Assessment Bonds, Series 1997
5.500% due 09/02/2004	1,130	1,167
Pacific Housing & Finance Agency, California Revenue Bonds, (MBIA Insured), Series 1999
4.625% due 12/01/2004	250	257
Pleasant Valley, California School District Ventura County General Obligation Bonds, (MBIA Insured), Series 2002
5.850% due 08/01/2031	2,500	2,956
Port of Oakland, California Revenue Bonds, (FGIC Insured), Series 2000
5.500% due 11/01/2009	500	566
Redding, California Electric System Revenue Certificates of Participation, (FGIC Insured), Series 1993
5.684% due 06/28/2019	500	522
Riverside County, California Asset Leasing Corp. Revenue Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010	250	284
Sacramento, California Municipal Utility District Revenue Bonds, Series 1983-M
9.000% due 04/01/2013	960	1,286
San Bernardino County, California Certificates of Participation Bonds, (MBIA Insured), Series 2002
5.000% due 07/01/2015	2,365	2,604
San Diego, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 07/01/2026	1,000	1,025
San Francisco, California City & County Airport Commission International Airport Revenue Bonds, (FGIC Insured), Series 1996-12-A
5.625% due 05/01/2005	400	432
San Francisco, California City & County Airport Commission International Airport Revenue Bonds, (FSA Insured), Series 1998-16A
5.500% due 05/01/2015	300	327
San Francisco, California City & County Airport Commission International Airport Revenue Bonds, (MBIA Insured), Series 1996-14A
8.000% due 05/01/2005	500	562
San Jose, California Multifamily Housing Revenue Bonds, (Bay View Bank & Federal Home Loan Bank Insured), Series 1999
4.950% due 06/01/2039	990	1,068
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	600	707
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,073
San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	120	147
Santa Margarita/Dana Point Authority, California Revenue Bonds, (MBIA Insured), Series 1994-A
7.250% due 08/01/2006	150	176
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 1999-A
7.300% due 10/01/2007	150	156
Stockton, California Certificates of Participation, Series 1999
4.750% due 08/01/2006	120	130
Tulare County, California Certificates of Participation Bonds, (MBIA Insured), Series 1998
5.000% due 08/15/2013	3,225	3,577
Vernon, California Electric Systems Revenue Bonds, Series 2003
1.000% due 04/01/2010	1,135	1,188
West Sacramento, California Financing Authority Revenue Bonds, (FGIC Insured), Series 2002
5.000% due 08/01/2032	2,675	2,738

		121,855

Illinois 1.0%
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
9.770% due 07/01/2012 (a)	1,400	1,631

Louisiana 1.0%
Louisiana Tobacco Settlement Financing Corporate Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,000	1,618

New Hampshire 1.9%
New Hampshire Health & Educational Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 07/01/2014	2,690	2,999

New Jersey 1.8%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2031	2,000	2,478
6.800% due 04/01/2018	250	268
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	150	141

		2,887

Puerto Rico 8.4%
Children Trust Fund Tobacco Settlement Revenue Bonds, Series 2002
5.000% due 05/15/2009	1,000	1,032
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, (FSA Surety Bond Insured), Series 1985-A
9.000% due 07/01/2009	3,835	4,331
Puerto Rico Commonwealth General Obligation Bonds, (MBIA Insured), Series 1995
5.200% due 07/01/2006	410	451
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds, Series 1993-X
5.200% due 07/01/2003	500	505
5.350% due 07/01/2005	5,000	5,114
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998-A
5.250% due 07/01/2010	150	168
Puerto Rico Electric Power Authority Revenue Bonds, Series 1995-X
6.125% due 07/01/2021	500	563
Puerto Rico Industrial Tourist Educational, Medical & Environmental Control Facilities Revenue Bonds, Series 2000
5.300% due 11/15/2005	250	271
Puerto Rico Industrial Tourist Environmental Central Facilities Revenue Bonds, Series 2000
5.300% due 11/15/2004	150	159
Puerto Rico Public Finance Corp. Revenue Bonds, (AMBAC Insured), Series 1998-A
5.000% due 06/01/2007	500	558

		13,152

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	67

Schedule of Investments (Cont.)

California Intermediate Municipal Bond Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

Texas 0.2%
Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
8.490% due 02/15/2024 (a)	$250	$258

Virgin Islands 3.8%
Virgin Islands Government Refinery Facility Revenue Bonds, Series 2002
6.500% due 07/01/2021	1,000	1,014
Virgin Islands Public Finance Authority Revenue Bonds, Series 1998-C
5.500% due 10/01/2007	1,500	1,642
5.500% due 10/01/2008	3,000	3,276

		5,932

Washington 2.8%
Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
6.625% due 06/01/2032	4,750	4,389

Total Municipal Bonds & Notes (Cost $148,972)		154,721

SHORT-TERM INSTRUMENTS 0.6%
Money Market Fund 0.2%
Reich & Tang New York Money Market
0.530% due 04/01/2003	357	357
U.S. Treasury Bills 0.4%
1.141% due 05/08/2003-05/15/2003 (c)(d)	595	594

Total Short-Term Instruments (Cost $951)		951

Total Investments 99.0% (Cost $149,923)		$155,672
Other Assets and Liabilities (Net) 1.0%		1,517

Net Assets 100.0%		$157,189

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Restricted security.

(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d)	Securities with an aggregate market value of $594 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation

U.S. Treasury 30 Year Bond
(06/2003)—Short	262	$337

68	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

Schedule of Investments

California Municipal Bond Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

MUNICIPAL BONDS & NOTES 96.0%
California 82.0%
Alameda-Contra Costa Schools Financing Authority Revenue Bonds, Series 2003
1.200% due 08/01/2024 (a)	$100	$100
Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 2002
3.900% due 10/01/2012	500	513
Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, (California State Mtg. Insured), Series 2003
5.200% due 11/15/2022	1,000	1,008
California State Department Water Center Revenue Bonds, Series 1993
8.375% due 12/01/2003	150	157
California State General Obligation Bonds, Series 2001
5.125% due 03/01/2031	625	628
California State Inverse-Floater Bonds, Series 1992
11.059% due 09/01/2012 (a)	500	704
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.125% due 10/01/2030	400	392
California Statewide Communities Development Authority Revenue Bonds, Series 2002
6.750% due 07/01/2032 (b)	400	410
California Statewide Tobacco Settlement Financing Authority Revenue Bonds, Series 2002
4.875% due 05/01/2014	295	273
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020	400	398
Chula Vista, California Special Tax Bonds, Series 2000-1
6.400% due 09/01/2018	125	131
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	150	153
East Bay, California Municipal Utility District Water System Revenue Bonds, (MBIA Insured), Series 1993
9.270% due 06/01/2013 (a)	400	422
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
5.875% due 01/15/2027	500	368
Fresno, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
6.000% due 08/01/2026	500	596
Los Angeles, California Department of Water & Power Waterworks Revenue Bonds, (MBIA Insured), Series 1994
6.375% due 07/01/2034	350	378
Los Angeles, California General Obligation Bonds, Series 2002
4.000% due 09/01/2012	500	517
Los Angeles, California Water and Power Revenue Bonds, Series 2001
1.150% due 07/01/2034 (a)	150	150
Metropolitan Water District Southern California Revenue Inverse Floater Bonds, Series 1993
9.031% due 10/30/2020 (a)	200	217
Metropolitan Water District Southern California Waterworks Revenue Bonds, (Lloyds TSB Bank PLC Insured), Series 2001
1.050% due 07/01/2036 (a)	200	200
Murrieta Valley, California Unified School District Special Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025	55	56
Orange County, California Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	750	886
Orange County, California Revenue Bonds, (MBIA Insured), Series 1995-A
6.000% due 06/01/2010	400	471
Pioneers Memorial Healthcare District, California General Obligation Bonds, (AMBAC Insured), Series 1998
5.125% due 10/01/2024	400	412
Placer, California Unified High School District General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 08/01/2018	1,450	702
Pleasant Valley, California School District Ventura County General Obligation Bonds, (MBIA Insured), Series 2002
5.850% due 08/01/2031	500	591
San Bernardino County, California Certificates of Participation Bonds, (MBIA Insured), Series 2001
4.000% due 11/01/2012	50	51
San Diego, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 07/01/2026	1,000	1,025
San Joaquin Hills, California Transportation Corridor Agency Toll Road Revenue Bonds, (MBIA Insured), Series 1997
0.000% due 01/15/2032	500	108
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	300	353
Southern California Public Power Authority Revenue Bonds, (FSA-CR Insured), Series 1993
5.000% due 07/01/2015	110	113

		12,483

Louisiana 4.0%
Louisiana Tobacco Settlement Financing Corporate Revenue Bonds, Series 2001
5.875% due 05/15/2039	750	607

Massachusetts 0.7%
Massachusetts State College Building Authority Revenue Bonds, Series 2003
5.500% due 05/01/2033	100	112

New Jersey 3.5%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018	500	537

Puerto Rico 1.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, (FSA Surety Bond Insured), Series 1985-A
9.000% due 07/01/2009	$205	$231

Virgin Islands 4.3%
Virgin Islands Government Refinery Facility Revenue Bonds, Series 2002
6.500% due 07/01/2021	200	203
Virgin Islands Public Finance Authority Revenue Bonds, Series 1998-C
5.500% due 10/01/2008	405	442

		645

Total Municipal Bonds & Notes (Cost $14,155)		14,615

SHORT-TERM INSTRUMENTS 2.6%
Money Market Fund 1.9%
Reich & Tang New York Money Market
0.530% due 04/01/2003	295	295

U.S. Treasury Bills 0.7%
1.136% due 05/08/2003 - 05/15/2003 (c)(d)	105	105

Total Short-Term Instruments (Cost $400)		400

Total Investments 98.6% (Cost $14,555)		$15,015
Other Assets and Liabilities (Net) 1.4%		207

Net Assets 100.0%		$15,222

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.
(b)	Restricted security.
(c)	Securities with an aggregate market value of $105 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation

U.S. Treasury 30 Year Bond (06/2003)—Short	35	$44

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	69

Schedule of Investments

CommodityRealReturn Strategy Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 5.1%
Banking & Finance 4.8%
CIT Group, Inc.
2.630% due 01/09/2004 (a)	$3,600	$3,613
Ford Motor Credit Co.
3.227% due 10/25/2004 (a)	200	191
General Motors Acceptance Corp.
2.088% due 01/20/2004 (a)	2,200	2,189
Studio Re Ltd.
6.500% due 07/07/2006 (a)	250	250
Travelers Property Casualty Corp.
3.750% due 03/15/2008	100	100

		6,343

Industrials 0.3%
DaimlerChrysler North America Holding Corp.
7.750% due 06/15/2005	100	110
Pemex Project Funding Master Trust
7.375% due 12/15/2014	250	257

		367

Total Corporate Bonds & Notes (Cost $6,709)		6,710

U.S. TREASURY OBLIGATIONS 94.2%
Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007	5,791	6,373
3.625% due 01/15/2008	4,358	4,879
3.875% due 01/15/2009	35,449	40,400
4.250% due 01/15/2010	14,038	16,420
3.500% due 01/15/2011	1,044	1,172
3.375% due 01/15/2012	2,302	2,575
3.000% due 07/15/2012	2,147	2,337
3.625% due 04/15/2028	28,239	33,198
3.875% due 04/15/2029	14,090	17,327

Total U.S. Treasury Obligations (Cost $123,859)		124,681

SOVEREIGN ISSUES 0.8%
United Mexican States
6.375% due 01/16/2013	1,000	1,003

Total Sovereign Issues (Cost $976)		1,003

SHORT-TERM INSTRUMENTS 5.2%
Commercial Paper 4.7%
Fannie Mae
1.230% due 07/01/2003	3,500	3,490
Freddie Mac
1.180% due 05/13/2003	2,700	2,696
HBOS Treasury Services PLC
1.250% due 04/02/2003	100	100

		6,286

Repurchase Agreement 0.5%
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Freddie Mac 2.050% due 01/28/2005 valued at $717. Repurchase proceeds are $700.)	700	700

Total Short-Term Instruments (Cost $6,985)		6,986

Total Investments 105.3% (Cost $138,529)		$139,380
Other Assets and Liabilities (Net) (5.3%)		(7,033)

Net Assets 100.0%		$132,347

Notes to Schedule of Investments (amounts in thousands):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Principal amount of security is adjusted for inflation.

(c)	Short sales open at March 31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note	4.250	01/15/2010	$10,150	$11,872	$11,648
U.S. Treasury Note	3.000	11/15/2007	1,000	1,014	1,011
U.S. Treasury Note	4.000	11/15/2012	1,000	1,015	1,027

				$13,901	$13,686

(d)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized Appreciation

Receive total return on Dow Jones—AIG Commodity Index and pay a floating rate based on 1-month Treasury Bill rate plus 0.680%.
Counterparty: AIG International, Inc. Exp. 04/30/2003	$115,000	$0
Receive total return on Dow Jones—AIG Commodity Index and pay a floating rate based on 1-month Treasury Bill rate plus 0.750%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 04/30/2003	15,000	0

		$0

70	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

Schedule of Investments

Convertible Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

U.S. TREASURY OBLIGATIONS 5.9%
Treasury Inflation Protected Securities
3.875% due 04/15/2029 (a)(b)	$553	$679

Total U.S. Treasury Obligations (Cost $671)		679

COMMON STOCKS 0.0%
	Shares
Healthcare 0.0%
Elan Corp. PLC SP—ADR (c)	1	0

Total Common Stocks (Cost $0)		0

CONVERTIBLE PREFERRED STOCK 40.5%
Banking & Finance 20.6%
Equity Office Properties Trust
5.250% due 02/15/2008	8,000	383
Equity Residentials Properties Trust
7.250% due 12/31/2049	15,200	380
Ford Motor Co. Capital Trust II
6.500% due 01/15/2032	11,900	424
State Street Corp
6.750% due 02/15/2006	2,000	355
Travelers Property Casualty Corp.
4.500% due 04/15/2032	20,000	448
Washington Mutual, Inc.
5.375% due 05/03/2041	7,000	368

		2,358

Consumer Discretionary 5.3%
General Motors Corp.
5.250% due 03/06/2032	27,000	613

Financial & Business Services 3.9%
Household Finance Corp.
8.875% due 02/15/2006	15,000	452

Industrials 5.3%
Electronic Data Systems Corp.
7.625% due 08/17/2004	6,000	120
Tribune Co.
2.000% due 05/15/2029	6,600	486

		606

Technology 5.4%
Northrop Grumman Corp.
7.000% due 04/04/2021	5,000	621

Total Convertible Preferred Stock (Cost $5,394)		4,650

CONVERTIBLE BONDS & NOTES 58.7%
	Principal Amount (000s)
Banking & Finance 7.8%
American International Group, Inc.
0.000% due 11/09/2031	$500	324

Countrywide Credit Industries, Inc.
0.000% due 02/08/2031	500	418
PMI Group, Inc.
2.500% due 07/15/2021	150	154

		896

Capital Goods 3.3%
Amgen, Inc.
0.000% due 03/01/2032	500	383
Consumer Staples 1.1%
Elan Finance Corp. Ltd.
0.000% due 12/14/2018	250	121

Healthcare 15.6%
Allergan, Inc.
0.000% due 11/06/2022	500	468
ALZA Corp.
0.000% due 07/28/2020	500	409
Lifepoint Hospitals, Inc.
4.500% due 06/01/2009	200	195
Medtronic, Inc.
1.250% due 09/15/2021	400	419
Total Renal Care Holdings
7.000% due 05/15/2009	300	305

		1,796

Industrials 23.4%
Brinker International, Inc.
0.000% due 10/10/2021	350	239
Costco Wholesale Corp.
0.000% due 08/19/2017	250	181
DDI Corp.
6.250% due 04/01/2007	500	50
L-3 Communications Holdings, Inc.
4.000% due 09/15/2011	400	426
Lowe’s Cos., Inc.
0.000% due 02/16/2021	500	381
Tech Data Corp.
2.000% due 12/15/2021	500	456
Tyco International Group SA
2.750% due 01/15/2018	500	465
Young & Rubicam, Inc.
3.000% due 01/15/2005	500	484

		2,682

Technology 1.2%
Advanced Micro Devices, Inc.
4.750% due 02/01/2022 (d)	200	135

Utilities 6.3%
Adelphia Communications Corp.
6.000% due 02/15/2006 (e)	500	46
Charter Communications, Inc.
4.750% due 06/01/2006	850	149
Liberty Media Corp.
4.000% due 11/15/2029	500	287
Rogers Communication, Inc.
2.000% due 11/26/2005	300	240

		722

Total Convertible Bonds & Notes (Cost $8,240)		6,735

SHORT-TERM INSTRUMENTS 1.2%
Repurchase Agreement 1.1%
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Federal Home Loan Bank 6.250% due 11/15/2004 valued at $132. Repurchase proceeds are $125.)	$125	$125

U.S. Treasury Bills 0.1%
1.155% due 05/15/2003	10	10

Total Short-Term Instruments (Cost $135)		135

Total Investments 106.3% (Cost $14,440)		$12,199
Other Assets and Liabilities (Net) (6.3%)		(722)

Net Assets 100.0%		$11,477

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

(b)	Security, or a portion thereof, subject to financing transaction.

(c)	Non-income producing security.

(e)	Security is in default.

(f)	Principal amount denoted in indicated currency:

EC—Euro

(g)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	(Depreciation) Unrealized	Net Unrealized (Depreciation)

Buy	EC	362	04/2003	$0	$(2)	$(2)

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	71

Schedule of Investments

Emerging Markets Bond Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

BERMUDA 0.0%
IMEXA Export Trust
10.625% due 12/31/2005	$42	$25

Total Bermuda (Cost $42)		25

BRAZIL 25.7%
Republic of Brazil
2.562% due 04/15/2006 (a)	$21,840	19,957
11.250% due 07/26/2007	1,000	937
11.500% due 03/12/2008	3,250	2,998
2.625% due 04/15/2009 (a)	22,603	17,856
14.500% due 10/15/2009	540	546
12.000% due 04/15/2010	1,000	910
11.000% due 01/11/2012	4,710	4,015
8.000% due 04/15/2014	119,436	94,653
12.750% due 01/15/2020	2,250	1,968
2.562% due 04/15/2024 (a)	1,100	742
6.000% due 04/15/2024	11,667	8,378
8.875% due 04/15/2024 (b)	3,350	2,177
8.875% due 04/15/2024	500	321
10.125% due 05/15/2027 (b)	7,650	5,431
12.250% due 03/06/2030 (b)	5,625	4,669
11.000% due 08/17/2040 (b)	36,244	27,274

Total Brazil (Cost $181,231)		192,832

BULGARIA 0.6%
Republic of Bulgaria
2.187% due 07/28/2011 (a)	$1,920	1,824
2.187% due 07/28/2012 (a)	1,375	1,320
2.687% due 07/28/2024 (a)	1,050	1,013

Total Bulgaria (Cost $3,853)		4,157

CAYMAN ISLANDS 1.3%
OUB Sovereign Emerging Market CBO—II Ltd.
2.150% due 05/12/2009 (a)	$10,000	10,008

Total Cayman Islands (Cost $10,006)		10,008

CHILE 2.9%
Republic of Chile
5.625% due 07/23/2007	$4,505	4,771
6.875% due 04/28/2009	710	787
7.125% due 01/11/2012 (b)	6,165	6,908
5.500% due 01/15/2013	9,340	9,423

Total Chile (Cost $21,440)		21,889

COLOMBIA 6.6%
Republic of Colombia
7.625% due 02/15/2007	$1,750	1,737
9.750% due 04/23/2009	4,250	4,420
10.000% due 01/23/2012	1,000	1,030
10.750% due 01/15/2013	19,450	20,617
11.750% due 02/25/2020	2,000	2,190
10.375% due 01/28/2033	19,860	19,612

Total Colombia (Cost $47,929)		49,606

CROATIA 0.2%
Republic of Croatia
2.187% due 07/31/2010 (a)	$1,486	1,479

Total Croatia (Cost $1,478)		1,479

DOMINICAN REPUBLIC 0.2%
Dominican Republic
9.500% due 09/27/2006	$1,070	$1,144

Total Dominican Republic (Cost $1,136)		1,144

ECUADOR 2.2%
Republic of Ecuador
12.000% due 11/15/2012	$3,380	2,456
6.000% due 08/15/2030 (a)	6,700	3,538
6.000% due 08/15/2030 (b)	20,175	10,572

Total Ecuador (Cost $14,966)		16,566

EL SALVADOR 0.3%
Republic of El Salvador
8.500% due 07/25/2011	$2,040	2,261

Total El Salvador (Cost $2,180)		2,261

MALAYSIA 2.3%
Petronas Capital Ltd.
7.000% due 05/22/2012	$5,000	5,412
7.875% due 05/22/2022	3,000	3,184
Republic of Malaysia
8.750% due 06/01/2009	4,400	5,397
7.500% due 07/15/2011 (b)	3,390	3,915

Total Malaysia (Cost $17,658)		17,908

MEXICO 18.7%
Banco Nacional de Comercio Exterior
7.250% due 02/02/2004	$200	209
Banco Nacional de Obras
9.625% due 11/15/2003	500	525
Pemex Project Funding Master Trust
8.500% due 02/15/2008	1,000	1,134
9.125% due 10/13/2010	100	117
8.000% due 11/15/2011	2,350	2,580
7.375% due 12/15/2014	4,380	4,506
8.625% due 02/01/2022	17,214	18,204
Telefonos de Mexico S.A.
8.250% due 01/26/2006	1,000	1,124
United Mexican States
9.750% due 04/06/2005	50	58
8.500% due 02/01/2006	1,500	1,736
9.875% due 02/01/2010	9,620	11,929
8.375% due 01/14/2011 (b)	13,745	15,864
7.500% due 01/14/2012	4,301	4,700
6.375% due 01/16/2013	1,400	1,403
6.625% due 03/03/2015	2,500	2,506
11.375% due 09/15/2016 (b)	27,000	37,159
8.125% due 12/30/2019 (b)	1,770	1,908
8.000% due 09/24/2022 (b)	14,250	14,948
11.500% due 05/15/2026 (b)	4,055	5,636
8.300% due 08/15/2031 (b)	12,700	13,684
United Mexican States Value Recovery Right
0.000% due 06/30/2003 (a)	17,596	80
0.000% due 06/30/2004 (a)	19,094	87
0.000% due 06/30/2005 (a)	19,094	67
0.000% due 06/30/2006 (a)	19,094	15
0.000% due 06/30/2007 (a)	17,325	3

Total Mexico (Cost $134,380)		140,182

MOROCCO 0.4%
Kingdom of Morocco
2.562% due 01/05/2009	$935	$869
2.562% due 01/05/2009 (a)	750	698
Morroco Restructured
2.750% due 01/01/2009 (a)	1,480	1,376

Total Morocco (Cost $2,871)		2,943

PANAMA 5.7%
Republic of Panama
8.250% due 04/22/2008	$3,190	3,405
9.625% due 02/08/2011	5,665	6,414
9.375% due 07/23/2012	5,647	6,254
9.375% due 07/23/2012 (b)	7,720	8,531
2.750% due 07/17/2016 (a)	2,027	1,662
10.750% due 05/15/2020	500	581
9.375% due 01/16/2023	6,620	6,984
8.875% due 09/30/2027	8,580	8,816
9.375% due 04/01/2029	175	192

Total Panama (Cost $40,577)		42,839

PERU 4.4%
Republic of Peru
9.125% due 02/21/2012	$2,571	2,719
9.875% due 02/06/2015	9,300	10,044
4.500% due 03/07/2017	11,319	9,013
5.000% due 03/07/2017	13,128	11,126

Total Peru (Cost $31,894)		32,902

POLAND 0.5%
Republic of Poland
6.000% due 10/27/2014	$2,444	2,450
3.750% due 10/27/2024 (b)	1,190	1,019

Total Poland (Cost $3,350)		3,469

RUSSIA 17.2%
Russian Federation
8.750% due 07/24/2005	$20	22
10.000% due 06/26/2007	1,200	1,416
8.250% due 03/31/2010	7,000	7,735
11.000% due 07/24/2018	1,950	2,574
12.750% due 06/24/2028 (b)	2,100	3,122
5.000% due 03/31/2030	132,056	114,446

Total Russia (Cost $123,080)		129,315

SOUTH AFRICA 0.2%
Republic of South Africa
9.125% due 05/19/2009	$300	366
7.375% due 04/25/2012	695	784

Total South Africa (Cost $1,041)		1,150

SOUTH KOREA 3.6%
Export-Import Bank Korea
7.100% due 03/15/2007	$2,000	2,198
Hanvit Bank
12.750% due 03/01/2010 (a)	5,000	5,712
Republic of Korea
8.875% due 04/15/2008	16,000	19,261

Total South Korea (Cost $27,166)		27,171

72	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

TUNISIA 2.5%
Banque Centrale De Tunisie
7.375% due 04/25/2012 (b)	$17,335	$18,678

Total Tunisia (Cost $17,992)		18,678

UKRAINE 0.7%
Republic of Ukraine
11.000% due 03/15/2007	$4,984	5,438

Total Ukraine (Cost $5,162)		5,438

UNITED STATES 0.2%
Corporate Bonds & Notes 0.2%
Korea Development Bank
5.500% due 11/13/2012	$1,000	994
Petroleos Mexicanos
9.375% due 12/02/2008	250	291

Total United States (Cost $1,273)		1,285

SHORT-TERM INSTRUMENTS 23.6%
Commercial Paper 21.8%
Anz, Inc.
1.240% due 05/05/2003	$12,000	11,986
1.250% due 05/27/2003	800	798
Barclays U.S. Funding Corp.
1.253% due 05/06/2003	5,000	4,994
1.255% due 06/04/2003	8,000	7,982
Danske Corp.
1.280% due 04/08/2003	4,000	3,999
1.250% due 04/30/2003	8,000	7,992
Fannie Mae
1.710% due 04/09/2003	7,100	7,097
1.230% due 05/14/2003	12,000	11,982
1.290% due 05/14/2003	28,350	28,306
1.290% due 05/21/2003	7,000	6,988
Freddie Mac
1.240% due 04/17/2003	6,000	5,997
1.225% due 05/30/2003	18,000	17,964
General Electric Capital Corp.
1.260% due 06/12/2003	5,000	4,988
1.250% due 06/25/2003	800	798
HBOS Treasury Services PLC
1.255% due 05/08/2003	8,000	7,990
National Australia Funding, Inc.
1.280% due 04/03/2003	10,200	10,199
Nestle Capital Corp.
1.245% due 06/12/2003	4,500	4,489
UBS AG
1.280% due 04/07/2003	1,150	1,150
1.180% due 04/10/2003	14,000	13,996
Westpac Capital Corp.
1.280% due 05/14/2003	4,000	3,994

		163,689

Repurchase Agreement 1.4%
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Federal Home Loan Bank 4.125% due 01/14/2005 valued at $10,602. Repurchase proceeds are $10,393.)	10,393	10,393

U.S. Treasury Bills 0.4%
1.150% due 05/08/2003—05/15/2003 (c)	3,000	2,996

Total Short-Term Instruments (Cost $177,077)		177,078

Total Investments 120.0% (Cost $867,782)		$900,325
Other Assets and Liabilities (Net) (20.0%)		(149,991)

Net Assets 100.0%		$750,334

Notes to Schedule of Investments (amounts in thousands):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Security, or a portion thereof, subject to financing transaction.

(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d)	Short sales open at March 31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

Republic of Venezuela	2.875	12/18/2007	$8,810	$6,123	$6,449

(e)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized Appreciation/ [Depreciation)

Receive a fixed rate equal to 9.050% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014.
Counterparty: Goldman Sachs & Co. Exp. 09/27/2003	$2,000	$53
Receive a fixed rate equal to 8.250% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 10.125% due 05/15/2027.
Counterparty: Credit Suisse First Boston Exp. 03/11/2009	14,000	(2,531)
Receive a fixed rate equal to 1.500% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 4.500% due 03/07/2017.
Counterparty: Credit Suisse First Boston Exp. 04/24/2003	2,500	0
Receive a fixed rate equal to 1.900% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 5.000% due 03/07/2017.
Counterparty: J.P. Morgan Chase & Co. Exp. 05/01/2003	2,000	1
Receive a fixed rate equal to 7.850% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 2.563% due 04/15/2006.
Counterparty: Goldman Sachs & Co. Exp. 05/09/2004	3,000	10
Receive a fixed rate equal to 1.750% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: J.P. Morgan Chase & Co. Exp. 05/24/2003	5,000	4
Receive a fixed rate equal to 1.200% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 2.250% due 06/17/2016.
Counterparty: J.P. Morgan Chase & Co. Exp. 05/24/2003	3,000	0
Receive a fixed rate equal to 1.570% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 05/29/2003	1,500	1
Receive a fixed rate equal to 1.820% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	3,000	15
Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 8.250% due 09/19/2027.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003	750	0
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/16/2003	850	2
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 01/22/2005	1,500	7
Receive a fixed rate equal to 1.310% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/29/2005	500	3
Receive a fixed rate equal to 2.840% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/06/2013	5,400	(13)

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	73

Schedule of Investments (Cont.)

Emerging Markets Bond Fund

March 31, 2003

Receive a fixed rate equal to 2.800% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Credit Suisse First Boston Exp. 01/16/2013	$4,000	$(22)
Receive a fixed rate equal to 2.250% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	15
Receive a fixed rate equal to 0.700% and the Fund will pay to the counterparty at par in the event of default of Republic of Croatia 2.188% due 07/31/2010.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	1
Receive a fixed rate equal to 1.400% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003	750	1
Receive a fixed rate equal to 0.950% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 07/23/2012.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	(3)
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of Republic of South Africa 9.125% due 05/19/2009.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	2
Receive a fixed rate equal to 0.000% and the Fund will pay to the counterparty at par in the event of default of Republic of Brazil 8.000% due 04/15/2004.
Counterparty: J.P. Morgan Chase & Co. Exp. 07/03/2003	2,000	125
Receive a fixed rate equal to 0.000% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 05/31/2030.
Counterparty: Credit Suisse First Boston Exp. 05/05/2003	16,000	15

		$(2,314)

(f)	Principal amount denoted in indicated currency:

MP—Mexican Peso

(g)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation

Buy	MP	25,957	06/2003	$71	$0	$71
Buy		61,719	09/2003	167	0	167

				$238	$0	$238

74	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

Schedule of Investments

European Convertible Fund

March 31, 2003

	Principal Amount (000s)		Value (000s)

U.S. TREASURY OBLIGATIONS 7.8%
Treasury Inflation Protected Securities (a)
3.875% due 04/15/2029		$276$	340

Total U.S. Treasury Obligations (Cost $335)			340

CONVERTIBLE PREFERRED STOCK 3.9%
	Shares
Banking & Finance 1.6%
Ford Motor Co. Capital Trust II
6.500% due 01/15/2032		2,000	71

Industrials 2.3%
News Corp Finance Trust II
0.750% due 03/15/2023		100	101

Total Convertible Preferred Stock (Cost $170)			172

CONVERTIBLE BONDS & NOTES (b)(c) 84.6%
	Principal Amount (000s)
Banking & Finance 40.1%
Axa S.A.
3.750% due 01/01/2017	EC	166	183
BCP Finance Bank Ltd.
4.750% due 06/20/2011		200	209
Belgelectric Finance S.A.
1.500% due 08/04/2004		168	185
CIBA Specialty Chemical Investments Ltd.
1.250% due 07/24/2003		$200	199
Fortis (NL) NV
1.500% due 07/29/2004	EC	200	235
Fosters Finance Corp.
4.750% due 10/05/2003		$100	102
Hellenic Exchangeable Finance
2.000% due 08/02/2005	EC	150	176
Parmalat Finanziaria SpA
0.875% due 06/30/2021		150	158
SAB Finance
4.250% due 08/10/2006		$150	162
Swiss America Holdings
2.250% due 06/10/2004		150	151

			1,760

Healthcare 5.3%
Roche Holdings, Inc.
0.000% due 04/20/2010		200	124
0.000% due 07/25/2021		200	108

			232

Industrials 25.9%
British Aerospace
3.750% due 07/21/2006	BP	100	168
Deutsche Lufthansa AG
1.250% due 01/04/2012	EC	150	151
Korea Tabacco & Ginseng Corp.
2.000% due 10/31/2006		$100	110
Olivetti SpA
1.500% due 01/01/2010	EC	150	173
Siemens Nederland NV
1.000% due 08/10/2005		200	217
Tyco International Group S.A.
3.125% due 01/15/2023		$200	179
WPP Group PLC
2.000% due 04/11/2007	BP	100	138

			1,136

	Principal Amount (000s)		Value (000s)
Technology 7.1%
STMicroelectronics NV
0.000% due 09/22/2009		100	$88

Thales S.A.
2.576% due 01/01/2007	EC	204	222

			310

Utilities 6.2%
France Telecom S.A.
4.125% due 11/29/2004		250	272

Total Convertible Bonds & Notes (Cost $3,505)			3,710

SHORT-TERM INSTRUMENTS 2.8%
Repurchase Agreement 2.8%
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Fannie Mae 2.030% due 03/10/2005 valued at $125. Repurchase proceeds are $122.)		$122	122

Total Short-Term Instruments (Cost $122)			122

Total Investments 99.1% (Cost $4,132)			$4,344
Other Assets and Liabilities (Net) 0.9%			39

Net Assets 100.0%			$4,383

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

(b)	Principal amount denoted in indicated currency:

BP—British Pound

EC—Euro

(c) Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	BP	10	04/2003	$0	$0	$0
Buy	EC	1,052	04/2003	3	(7)	(4)
Sell		49	04/2003	0	(1)	(1)

				$3	$(8)	$(5)

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	75

Schedule of Investments

Foreign Bond Fund

March 31, 2003

	Principal Amount (000s)		Value (000s)

AUSTRALIA (k)(l) 0.8%
Commonwealth of Australia
10.000% due 10/15/2007 (a)	A$	750	$547
Crusade Global Trust
1.670% due 05/15/2021 (b)		$5,048	5,054
Homeside Mortgage Securities Trust
1.560% due 01/20/2027 (b)		1,231	1,226
Medallion Trust
1.610% due 07/12/2031 (b)		2,536	2,540
Torrens Trust
1.540% due 07/15/2031 (b)		1,224	1,225

Total Australia (Cost $10,496)			10,592

AUSTRIA (k)(l) 1.1%
Republic of Austria
5.000% due 07/15/2012	EC	12,700	14,853

Total Austria (Cost $14,088)			14,853

BELGIUM (k)(l) 1.6%
Kingdom of Belgium
7.000% due 11/21/2004	EC	183,200	5,298
6.250% due 03/28/2007		1,400	1,709
7.500% due 07/29/2008		10,500	13,738

Total Belgium (Cost $18,333)			20,745

CANADA (k)(l) 4.0%
Commonwealth of Canada
5.250% due 09/01/2003	C	$ 640	438
5.500% due 06/01/2009		17,400	12,302
5.500% due 06/01/2010		17,300	12,187
6.000% due 06/01/2011		35,400	25,630
Newcourt Credit Group, Inc.
7.125% due 12/17/2003		$2,000	2,067

Total Canada (Cost $51,410)			52,624

CAYMAN ISLANDS (k)(l) 0.9%
MBNA Master Credit Card Trust
2.823% due 05/19/2004 (b)	EC	8,100	8,834
Redwood Capital II Ltd.
4.380% due 01/01/2004 (b)		$2,500	2,494
SHL Corp. Ltd.
0.755% due 12/25/2024 (b)	JY	63,069	532

Total Cayman Islands (Cost $11,620)			11,860

CHILE 0.2%
Republic of Chile
6.875% due 04/28/2009		$750	840
5.500% due 01/15/2013		1,200	1,211

Total Chile (Cost $2,015)			2,051

DENMARK (k)(l) 0.5%
Nykredit
6.000% due 10/01/2029	DK	23,789	3,584
Unikredit Realkredit
6.000% due 07/01/2029		21,728	3,279

Total Denmark (Cost $5,050)			6,863

FRANCE (k)(l) 8.1%
Axa S.A.
3.750% due 01/01/2017	EC	828	$914
France Telecom S.A.
0.458% due 06/19/2003 (b)	JY	700,000	5,874
1.013% due 07/16/2003 (b)		270,000	2,260
Republic of France
5.250% due 04/25/2008	EC	47,000	55,902
4.000% due 04/25/2009		8,250	9,245
4.000% due 10/25/2009		30,070	33,567

Total France (Cost $85,469)			107,762

GERMANY (k)(l) 24.5%
Deutsche Telekom AG
1.673% due 03/10/2004 (b)	JY	200,000	1,668
DSL Bank AG
7.250% due 08/07/2007 (b)	BP	3,000	5,283
Hypothekenbank in Essen AG
5.500% due 02/20/2007	EC	1,690	1,995
Landesbank Baden-
Wuerttemberg AG
5.500% due 04/02/2007		440	521
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		1,430	1,656
Republic of Germany
6.000% due 01/05/2006 (a)		18,100	21,459
5.000% due 02/17/2006 (a)		4,000	4,638
6.250% due 04/26/2006 (a)		35,400	42,511
4.500% due 08/18/2006 (a)		28,800	33,061
4.125% due 07/04/2008 (b)		1,950	2,211
4.500% due 07/04/2009 (a)		5,785	6,644
5.250% due 07/04/2010 (a)		30,000	35,830
5.000% due 07/04/2011		100	117
6.250% due 01/04/2024 (a)		11,180	14,585
6.500% due 07/04/2027 (a)		75,260	101,751
5.625% due 01/04/2028 (a)		8,400	10,202
6.250% due 01/04/2030 (a)		19,700	25,968
5.500% due 01/04/2031 (a)		13,900	16,692

Total Germany (Cost $255,359)			326,792

GREECE (k)(l) 0.1%
Hellenic Republic
4.700% due 05/19/2003 (b)	EC	293	319
5.220% due 06/17/2003 (b)		315	344
4.660% due 10/23/2003 (b)		1,103	1,220

Total Greece (Cost $2,213)			1,883

IRELAND (k)(l) 0.3%
Emerald Mortgages PLC
2.898% due 04/30/2028 (b)	EC	3,532	3,845

Total Ireland (Cost $3,106)			3,845

ITALY (k)(l) 7.4%
First Italian Auto Transaction
3.720% due 07/01/2008 (b)	EC	5,530	5,942
Republic of Italy
7.750% due 11/01/2006 (a)		5,700	7,219
4.500% due 05/01/2009 (a)		69,210	79,262
5.250% due 08/01/2011		3,400	4,042
Siena Mortgage SpA
3.516% due 02/07/2037 (b)		1,500	1,633
Upgrade SpA
3.200% due 12/31/2035 (b)		1,000	1,089

Total Italy (Cost $77,481)			99,187

JAPAN (k)(l) 8.4%
Government of Japan
1.900% due 12/21/2009 (a)	JY	110,000	$1,020
1.500% due 12/20/2011 (a)		7,461,000	67,778
1.300% due 09/20/2012		3,870,000	34,558
2.600% due 03/20/2019		550,000	5,771
1.900% due 09/20/2022 (a)		270,000	2,594

Total Japan (Cost $107,107)			111,721

LUXEMBOURG (k)(l) 0.3%
Hellenic Finance
2.000% due 07/15/2003 (b) EC		1,600	1,787
Tyco International Group S.A.
4.375% due 11/19/2004		2,170	2,277
6.750% due 02/15/2011		$8	8

Total Luxembourg (Cost $3,961)			4,072

MEXICO (k)(l) 1.0%
Bancomext Trust
8.000% due 08/05/2003		$390	399
Petroleos Mexicanos
8.850% due 09/15/2007		1,040	1,206
9.375% due 12/02/2008		1,290	1,506
United Mexican States
4.000% due 03/11/2004	JY	130,000	1,132
6.375% due 01/16/2013		$8,250	8,271
11.375% due 09/15/2016		500	688
8.000% due 09/24/2022		610	640

Total Mexico (Cost $13,293)			13,842

NETHERLANDS (k)(l) 1.3%
Deutsche Telekom International Finance BV
8.250% due 06/15/2005		$1,700	1,874
8.000% due 06/15/2010		1,300	1,528
Kingdom of Netherlands
6.000% due 01/15/2006	EC	12,000	14,227

Total Netherlands (Cost $14,993)			17,629

NEW ZEALAND (k)(l) 0.3%
Commonwealth of New Zealand
4.500% due 02/15/2016 (c)	N$	5,130	3,537

Total New Zealand (Cost $3,130)			3,537

PANAMA 0.2%
Republic of Panama
9.625% due 02/08/2011		$1,600	1,806
9.375% due 07/23/2012		450	497
9.375% due 01/16/2023		830	876

Total Panama (Cost $2,900)			3,179

PERU 0.6%
Republic of Peru
9.125% due 02/21/2012		$5,900	6,239
5.000% due 03/07/2017		2,016	1,709

Total Peru (Cost $7,299)			7,948

76	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

	Principal Amount (000s)		Value (000s)

SPAIN (k)(l) 4.9%
Hipotebansa Mortgage Securitization Fund
2.976% due 01/18/2018 (b)	EC	2,878	$3,151
2.986% due 07/18/2022 (b)		3,056	3,322
Kingdom of Spain
5.150% due 07/30/2009		37,730	44,856
5.350% due 10/31/2011		11,100	13,330

Total Spain ( Cost $54,324)			64,659

SUPRANATIONAL (k)(l) 1.5%
Asian Development Bank
6.220% due 08/15/2027		$2,200	2,552
Eurofima
4.750% due 07/07/2004	SK	60,900	7,269
European Investment Bank
6.000% due 05/07/2003	BP	3,250	5,150
8.000% due 06/10/2003		3,250	5,176

Total Supranational (Cost $18,988)			20,147

SWEDEN (k)(l) 0.2%
Kingdom of Sweden
5.000% due 01/28/2009	SK	27,000	3,309

Total Sweden (Cost $2,670)			3,309

UNITED KINGDOM (k)(l) 11.2%
Abbey National Treasury Service PLC
5.250% due 01/21/2004	BP	2,670	4,267
Bauhaus Securities Ltd.
3.138% due 10/30/2052 (b)	EC	5,462	5,962
British Telecom PLC
2.553% due 12/15/2003 (b)		$12,380	12,438
Core
1.453% due 03/17/2009 (b)		959	956
Dolerite Funding PLC
1.620% due 08/20/2032 (b)		4,887	4,884
Haus Ltd.
2.818% due 12/14/2037 (b)	EC	8,237	8,997
Lloyds TSB Capital I
7.375% due 02/07/2049 (b)		500	631
Originated Mortgage Loans PLC
3.187% due 12/15/2031 (b)		463	506
Residential Mortgage Securities
1.719% due 05/12/2032 (b)		$2,744	2,744
United Kingdom Gilt
7.125% due 12/07/2007 (a)	BP	59,500	107,310

Total United Kingdom (Cost $142,788)			148,695

UNITED STATES (k)(l) 42.7%
Asset- Backed Securities 3.4%
Ace Securities Corp.
1.656% due 11/25/2028 (b)		$109	109
AFC Home Equity Loan Trust
1.525% due 03/25/2027 (b)		333	333
AMRESCO Residential Securities Corp.
Mortgage Loan Trust
1.775% due 06/25/2029 (b)		3,183	3,187
Asset- Backed Securities Corp.
1.700% due 03/15/2032 (b)		582	583
Bear Stearns Asset- Backed Securities, Inc.
1.635% due 10/25/2032 (b)		897	899
1.705% due 10/25/2032 (b)		1,159	1,161
CDC Mortgage Capital Trust
1.645% due 01/10/2032 (b)		5,667	5,654
1.595% due 08/25/2032 (b)		1,028	1,027
Conseco Finance Corp.
1.650% due 10/15/2031 (b)		$239	$239
CS First Boston Mortgage Securities Corp.
1.540% due 12/15/2030 (b)		2,165	2,167
1.655% due 08/25/2031 (b)		93	93
1.645% due 07/25/2032 (b)		1,653	1,656
1.755% due 10/25/2032 (b)		3,066	3,071
EQCC Home Equity Loan Trust
1.533% due 03/20/2030 (b)		198	198
First Alliance Mortgage Loan Trust
1.513% due 12/20/2027 (b)		100	100
GMAC Mortgage Corp. Loan Trust
6.356% due 11/25/2030 (b)		26	25
Long Beach Auto Receivables Trust
3.114% due 03/13/2005 (b)		1,091	1,093
Mesa Trust Asset- Backed Certificates
1.705% due 11/25/2031 (b)		3,646	3,650
MLCC Mortgage Investors, Inc.
1.660% due 03/15/2025 (b)		2,249	2,251
North Carolina State Education Authority
1.500% due 06/01/2009 (b)		416	416
Novastar Home Equity Loan
1.585% due 01/25/2031 (b)		844	846
Option One Mortgage Loan Trust
1.666% due 04/25/2030 (b)		28	28
Providian Gateway Master Trust
1.500% due 03/15/2007 (b)		7,000	7,004
Providian Home Equity Loan Trust
1.595% due 06/25/2025 (b)		1,330	1,333
Residential Asset Securities Corp.
1.555% due 07/25/2032 (b)		6,800	6,785
Salomon Brothers Mortgage Securities VII, Inc.
1.700% due 11/15/2029 (b)		241	241
1.645% due 02/25/2030 (b)		1,224	1,220

			45,369

Convertible Bonds & Notes 0.2%
Verizon Global Funding Corp.
5.750% due 04/01/2003		2,200	2,200

Corporate Bonds & Notes 7.2%
AOL Time Warner, Inc.
5.625% due 05/01/2005		5,100	5,319
AT& T Corp.
4.687% due 11/21/2003 (b)	EC	10,600	11,613
CIT Group, Inc.
1.840% due 04/07/2003 (b)		$638	638
7.500% due 11/14/2003		1,400	1,447
2.660% due 07/30/2004 (b)		500	501
2.840% due 01/31/2005 (b)		1,500	1,498
Conoco Funding Co.
7.250% due 10/15/2031		400	473
Conoco, Inc.
2.225% due 04/15/2003 (b)		1,200	1,200
Ford Motor Credit Co.
1.560% due 06/20/2003 (b)		5,200	5,189
1.000% due 12/22/2003 (b)	JY	107,000	898
5.750% due 02/23/2004		$1,000	1,008
1.718% due 07/19/2004 (b)		2,800	2,674
3.227% due 10/25/2004 (b)		2,800	2,674
GE Finance Assurance Holdings
1.600% due 06/20/2011	JY	520,000	4,398
General Electric Capital Corp.
6.125% due 02/22/2011		$2,500	2,750
General Motors Acceptance Corp.
1.440% due 08/18/2003 (b)		13,790	13,747
1.718% due 07/21/2004 (b)		5,100	5,015
General Motors Corp.
1.250% due 12/20/2004	JY	208,000	1,741
Goldman Sachs Group, Inc.
5.250% due 04/01/2013		$1,750	1,779
Household Finance Corp.
2.564% due 03/11/2004 (b)		400	403
J.P. Morgan Chase & Co.
5.385% due 02/15/2012 (b)		$4,670	$4,835
Kroger Co.
5.500% due 02/01/2013		6,120	6,252
Merrill Lynch & Co., Inc.
1.640% due 05/21/2004 (b)		6,710	6,727
MetLife, Inc.
3.911% due 05/15/2005		900	926
MGM Mirage, Inc.
6.950% due 02/01/2005		180	187
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (b)		800	733
Morgan Stanley TRACERS
4.582% due 09/15/2011 (b)		256	292
Pfizer, Inc.
0.800% due 03/18/2008	JY	637,000	5,482
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		$8	6
Sprint Capital Corp.
5.875% due 05/01/2004		690	707
Sumitomo Bank Treasury Co.
9.400% due 12/29/2049 (b)		1,400	1,466
Verizon Global Funding Corp.
5.750% due 04/01/2003		3,090	3,090
Verizon Wireless Capital LLC
1.658% due 12/17/2003 (b)		500	500
WorldCom, Inc.—WorldCom Group
7.500% due 05/15/2011 (d)		8	2

			96,170

Mortgage- Backed Securities 10.7%
Amortizing Residential Collateral Trust
1.565% due 09/25/2030 (b)		289	289
Bank of America Mortgage Securities, Inc.
6.500% due 05/25/2029		257	260
Bear Stearns Adjustable Rate Mortgage Trust
6.823% due 02/25/2031 (b)		786	797
6.122% due 12/25/2031 (b)		1,136	1,152
6.191% due 01/25/2032 (b)		2,867	2,881
Chase Mortgage Finance Corp.
6.500% due 01/25/2032		753	762
Citicorp Mortgage Securities, Inc.
6.500% due 03/25/2029		140	145
CS First Boston Mortgage Securities Corp.
5.727% due 05/25/2032 (b)		1,398	1,431
1.886% due 08/25/2033 (b)		5,431	5,431
Fannie Mae
5.000% due 05/19/2018		28,000	28,656
4.653% due 07/01/2021 (b)		175	182
4.290% due 11/01/2022 (b)		111	115
4.238% due 01/01/2023 (b)		248	257
4.599% due 08/01/2023 (b)		473	491
6.589% due 12/01/2030 (b)		627	646
6.500% due 02/01/2026 - 08/01/2032 (e)		14,269	14,903
Freddie Mac
5.125% due 01/15/2012	EC	1,700	1,994
5.500% due 05/15/2012		$1,190	1,212
9.050% due 06/15/2019		25	25
4.673% due 06/01/2022 (b)		836	864
4.439% due 08/01/2022 (b)		124	129
6.000% due 06/15/2028		5,673	5,782
6.500% due 08/01/2032		13,017	13,584
GE Capital Mortgage Services, Inc.
6.250% due 07/25/2029		320	324
Government National Mortgage Association
5.625% due 11/20/2021 - 12/20/2025 (b)(e)		1,238	1,270
5.750% due 07/20/2022 - 08/20/2027 (b)(e)		3,479	3,577
5.375% due 05/20/2022 - 05/20/2028 (b)(e)		2,335	2,397

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	77

Schedule of Investments (Cont.)

Foreign Bond Fund

March 31, 2003

	Principal Amount (000s)		Value (000s)

4.250% due 04/20/2030-
05/20/2030 (b)(e)		$5,605	$5,711
5.000% due 04/20/2030 - 05/20/2030 (b)(e)		2,112	2,168
4.500% due 11/20/2030		228	234
6.500% due 09/15/2032		7,950	8,361
GS Mortgage Securities Corp.
6.526% due 08/15/2011 (b)		2,000	2,229
J.P. Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		10,100	11,421
Prudential Home Mortgage Securities
7.000% due 01/25/2008		2,177	2,174
6.800% due 05/25/2024		549	582
Residential Funding Mortgage Securities I, Inc.
6.500% due 05/25/2029		1,498	1,530
5.654% due 09/25/2032 (b)		2,961	3,011
Structured Asset Mortgage Investments, Inc.
6.503% due 06/25/2029 (b)		1,081	1,091
Structured Asset Securities Corp.
1.605% due 10/25/2027 (b)		1,624	1,563
5.800% due 09/25/2031		1,804	1,827
Washington Mutual Loan Trust
3.502% due 12/25/2040 (b)		1,251	1,260
Washington Mutual Mortgage Securities Corp.
6.010% due 04/25/2031 (b)		433	437
5.215% due 10/25/2032 (b)		7,557	7,746
Wells Fargo Mortgage- Backed Securities Trust
4.944% due 09/25/2032 (b)		1,866	1,884

			142,785

Municipal Bonds & Notes 0.6%
California State Revenue Anticipation Notes, Series 2002
1.280% due 06/20/2003 (b)		3,400	3,397
2.500% due 06/20/2003		1,800	1,805
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		2,400	2,215
Chicago, Illinois Board of Education General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 12/01/2031		300	302
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026		200	203
Louisville and Jefferson County, Kentucky Metro Sewer and Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		200	202
Maryland State Health and Education Facilities Authority Revenue Bonds, Series 2001
5.000% due 07/01/2041		300	303

			8,427

	Shares
Preferred Security 0.5%
DG Funding Trust
3.650% due 12/29/2049 (b)		640	6,592

	Principal Amount (000s)
U.S. Government Agencies 6.3%
Fannie Mae
4.250% due 10/25/2004		$800	802
3.800% due 12/20/2004		3,000	3,018
7.250% due 01/15/2010		3,500	4,247
Federal Home Loan Bank
5.665% due 03/22/2006		3,200	3,513
5.660% due 04/26/2006		1,200	1,319
4.375% due 08/15/2007		8,500	8,601
Freddie Mac
4.500% due 04/15/2005		$7,000	$7,008
5.750% due 09/15/2010	EC	1,600	1,945
4.750% due 01/15/2013	EC	5,360	6,025
Small Business Administration
6.640% due 02/10/2011		$3,869	4,283
6.344% due 08/10/2011		5,461	5,960
5.980% due 11/01/2022		8,171	8,809
Tennessee Valley Authority
4.875% due 12/15/2016		16,050	17,453
5.880% due 04/01/2036		10,000	11,308

			84,291

U.S. Treasury Obligations 13.8%
Treasury Inflation Protected Securities (c)
3.625% due 01/15/2008		1,968	2,203
3.875% due 01/15/2009		1,662	1,894
3.625% due 04/15/2028		3,145	3,697
3.875% due 04/15/2029		2,210	2,718
U.S. Treasury Bonds
11.250% due 02/15/2015		16,400	27,312
7.250% due 05/15/2016		600	771
7.500% due 11/15/2016		1,200	1,576
8.125% due 08/15/2019		67,300	93,944
6.500% due 08/15/2023		10,200	11,992
U.S. Treasury Strips
0.000% due 05/15/2017		7,000	3,524
0.000% due 08/15/2019		37,100	16,137
0.000% due 08/15/2020		42,700	17,415

			183,183

Total United States (Cost $541,924)			569,017

PURCHASED PUT OPTIONS (k)(l) 0.0%
Government of Japan 10 Year
Note June Futures (OTC)
Strike @ 118.000
Exp. 06/05/2003	JY	20,000,000	0
Republic of Germany (OTC)
4.500% due 08/17/2007
Strike @ 93.000
Exp. 04/03/2003	EC	250,000	0
Republic of Germany (OTC)
4.750% due 07/04/2008
Strike @ 92.000
Exp. 04/03/2003		326,700	0
Republic of Germany (OTC)
6.500% due 07/04/2027
Strike @ 101.000
Exp. 04/03/2003		200	0
Euro- Bund 10 Year Note
June Futures (OTC)
Strike @ 100.000
Exp. 06/05/2003		67,200	7
U.S. Treasury 10 Year Note
June Futures (CBOT)
Strike @ 101.000
Exp. 05/24/2003		$125,000	20
United Kingdom Gilt (OTC)
7.250% due 12/07/2007
Strike @ 101.000
Exp. 04/03/2003	BP	59,500	0

Total Purchased Put Options (Cost $118)			27

SHORT-TERM INSTRUMENTS 22.2%
Commercial Paper 17.1%
ABN AMRO North America
1.290% due 04/07/2003		$1,625	1,625
1.280% due 05/14/2003		20,000	19,969
Alcon Capital Corp.
1.250% due 05/28/2003		7,500	7,485
Anz, Inc.
1.250% due 05/27/2003		3,000	2,994
CDC Commercial Corp.
1.240% due 04/24/2003		10,700	10,691
1.250% due 05/06/2003		14,000	13,983
Fannie Mae
1.190% due 06/25/2003		27,900	27,820
HBOS Treasury Services PLC
1.250% due 04/07/2003		5,500	5,499
1.290% due 04/14/2003		20,000	19,991
1.260% due 05/06/2003		11,000	10,987
1.245% due 05/28/2003		4,900	4,890
Nestle Capital Corp.
1.245% due 06/12/2003		18,000	17,956
Pfizer, Inc.
1.245% due 04/24/2003		30,000	29,976
Royal Bank of Scotland PLC
1.255% due 04/30/2003		13,000	12,987
Stadshypotek, Inc.
1.265% due 04/23/2003		30,000	29,977
Svenska Handelsbank, Inc.
1.255% due 05/07/2003		5,000	4,994
UBS Finance, Inc.
1.180% due 04/10/2003		6,000	5,998

			227,822

Repurchase Agreement 1.2%
State Street Bank
1.050% due 04/01/2003		15,248	15,248

(Dated 03/31/2003. Collateralized by Federal Home Loan Bank 4.125% due 01/14/2005 valued at $15,553. Repurchase proceeds are $15,248.)
U.S. Treasury Bills 3.9%
1.169% due 05/05/2003 - 05/15/2003 (e)(f)		52,330	52,258

Total Short- Term Instruments (Cost $295,329)			295,328

Total Investments 144.3% (Cost $1,745,464)			$1,922,167

Written Options (g) (1.0%) (Premiums $8,159)			(13,319)

Other Assets and Liabilities (Net) (43.3%)			(576,826)

Net Assets 100.0%			$1,332,022

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Security, or a portion thereof, subject to financing transaction.

(b)	Variable rate security. The rate listed is as of March 31, 2003.

(c)	Principal amount of security is adjusted for inflation.

(d)	Security is in default.

(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

78	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

(f)	Securities with an aggregate market value of $14,436 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euro-Bobl 5 Year Note
(06/2003)—Long	2,158	$(1,783)
Euro- Bund 10 Year Note
(06/2003)—Long	557	(651)
Government of Japan 10 Year
Notes (06/2003)—Long	76	358
10 Year Swap June Futures
(06/2003)—Long	489	(451)
U.S. Treasury 2 Year Note
(06/2003)—Short	103	(31)
U.S. Treasury 5 Year Note
(06/2003)—Long	186	4
U.S. Treasury 10 Year Note
(06/2003)—Long	1,926	803

		$(1,751)

(g)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Call—OTC 7 Year Interest Rate Swap
Strike @ 5.970%**
Exp. 10/04/2004	$700	$23	$65
Put—OTC 7 Year Interest Rate Swap
Strike @ 5.970%*
Exp. 10/04/2004	700	31	11
Call—OTC 7 Year Interest Rate Swap
Strike @ 5.175%**
Exp. 10/04/2004	84,000	2,493	4,863
Call—OTC 10 Year Interest Rate Swap
Strike @ 5.130%**
Exp. 11/10/2003	2,100	32	130
Put—OTC 10 Year Interest Rate Swap
Strike @ 6.000%*
Exp. 10/20/2003	18,800	874	74
Put—OTC 10 Year Interest Rate Swap
Strike @ 6.130%*
Exp. 11/10/2003	2,100	89	9
Call—OTC 10 Year Interest Rate Swap
Strike @ 5.650%**
Exp. 11/19/2003	30,700	1,042	2,927
Call—OTC 7 Year Interest Rate Swap
Strike @ 5.500%**
Exp. 01/07/2005	8,700	195	586
Call—OTC 30 Year Interest Rate Swap
Strike @ 5.480%**
Exp. 04/03/2006	10,000	297	662
Call—OTC 10 Year Interest Rate Swap
Strike @ 4.375%**
Exp. 12/15/2006	2,900	38	55
Call—OTC 7 Year Interest Rate Swap
Strike @ 5.500%**
Exp. 01/07/2005	42,500	1,945	2,864
Put—OTC 7 Year Interest Rate Swap
Strike @ 7.000%*
Exp. 01/07/2005	$2,500	$48	$24
Call—OTC 10 Year Interest Rate Swap
Strike @ 4.000%*
Exp. 10/20/2003	18,800	272	233
Call—OTC 10 Year Interest Rate Swap
Strike @ 4.000%**
Exp. 03/03/2004	8,900	197	128

Type	# of Contracts	Premium	Value

Call—CBOT 5 Year June Futures
Strike @ 114.500
Exp. 05/24/2003	109	89	56
Call—CBOT U.S. Treasury Note June Futures
Strike @ 116.000
Exp. 05/24/2003	204	152	172
Call—CBOT U.S. Treasury Note June Futures
Strike @ 113.000
Exp. 05/24/2003	183	342	460

		$8,159	$13,319

*	The Fund will pay a floating rate based on 3- month LIBOR.
**	The Fund will receive a floating rate based on 3- month LIBOR.

(h)	Written options with premiums to be determined on a future date:

Type	# of Contracts	Unrealized Appreciation

Call & Put—OTC% U.S. Dollar Forward Delta/Neutral Straddle vs. Japanese Yen Strike and premium determined on 12/18/2007, based upon implied volatility parameter of 18.500%. Counterparty: AIG International Inc. Exp. 12/18/2012	12,220	$371

(i)	Short sales open at March 31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

Republic of Venezuela	2.313	12/18/2007	$5,000	$3,475	$3,650
U.S. Treasury Note	5.625	05/15/2008	33,200	37,585	37,875
U.S. Treasury Note	4.750	11/15/2008	41,300	45,023	45,000
U.S. Treasury Note	5.500	05/15/2009	162,600	184,125	182,050
U.S. Treasury Note	6.000	08/15/2009	6,000	6,960	6,870
U.S. Treasury Note	5.750	08/15/2010	700	804	793
U.S. Treasury Note	5.000	02/15/2011	3,800	4,177	4,115
U.S. Treasury Note	5.000	08/15/2011	30,300	33,233	32,724
U.S. Treasury Note	3.500	11/15/2006	49,900	52,017	51,528
U.S. Treasury Note	4.875	02/15/2012	92,400	100,352	101,977
U.S. Treasury Note	4.375	05/15/2007	101,200	108,699	108,293
U.S. Treasury Note	4.375	08/15/2012	35,200	36,809	37,398
U.S. Treasury Note	3.000	11/15/2007	3,250	3,296	3,286

U.S. Treasury Note	4.000	11/15/2012	2,700	$2,740	$2,774

				$619,295	$618,333

(j)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 5.500% and pay floating rate based on 6 month BP - LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2008	BP 5,500	$566
Receive floating rate based on 6- month BP - LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2032	10,500	(86)
Receive a fixed rate equal to 5.500% and pay floating rate based on 6- month BP - LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 03/15/2008	6,100	629
Receive floating rate based on 6- month BP - LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2032	28,600	395
Receive floating rate based on 6- month BP - LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2017	13,400	(55)
Receive a fixed rate equal to 5.250% and pay floating rate based on 6- month BP - LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2004	3,900	137
Receive floating rate based on 6- month BP - LIBOR and pay a fixed rate equal to 5.500%
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2016	10,120	(175)
Receive floating rate based on 6- month BP - LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Lehman Brothers, Inc. Exp. 03/15/2016	30,200	(370)
Receive a fixed rate equal to 6.949% and pay floating rate based on 6- month BP - LIBOR.
Counterparty: Merril Lynch & Co., Inc. Exp. 08/06/2003	4,500	75
Receive a fixed rate equal to 4.000% and pay floating rate based on 6- month BP - LIBOR.
Counterparty: UBS Warburg LLC Exp. 06/17/2006	37,900	164
Receive floating rate based on 6- month BP - LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 06/17/2013	12,600	55
Receive a fixed rate equal to 4.000% and pay floating rate based on 6- month BP - LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/17/2006	42,100	281

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	79

Schedule of Investments (Cont.)

Foreign Bond Fund

March 31, 2003

Receive floating rate based on 6- month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/17/2013		21,000	$152
Receive a fixed rate equal to 4.000% and pay floating rate based on 6- month BP - LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 06/17/2006	BP	5,000	$38
Receive floating rate based on 6- month BP - LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Merrill Lynch & Co., Inc. Exp. 06/17/2013		2,700	18
Receive floating rate based on 6- month BP - LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/20/2018		2,800	2
Receive a fixed rate equal to 1.500% and pay floating rate based on 3- month SF - LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/29/2005	SF	77,800	58
Receive a fixed rate equal to 4.500% and pay floating rate based on 6 - month EC - LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/19/2004	EC	83,600	539
Receive a fixed rate equal to 4.000% and pay floating rate based on 6 - month EC - LIBOR.
Counterparty: UBS Warburg LLC Exp. 03/15/2007		11,300	36
Receive a fixed rate equal to 6.000% and pay floating rate based on 6 - month EC - LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/20/2018		38,200	(241)
Receive a fixed rate equal to 5.500% and pay floating rate based on 6 - month EC - LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2016		24,100	(42)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6 - month EC - LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/20/2018		3,700	(12)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6- month EC - LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2032		15,800	206
Receive floating rate based on 6- month EC - LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Lehman Brothers, Inc. Exp. 12/15/2031		8,000	(654)
Receive floating rate based on 6- month EC - LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 12/15/2031		20,300	(2,003)
Receive floating rate based on 6- month EC - LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2031		4,000	(759)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6- month EC - LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2032		49,500	$581
Receive floating rate based on 6- month EC - LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Citibank N.A., London Exp. 06/17/2012 EC		89,700	(7,851)
Receive floating rate based on 6- month EC - LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2031		14,100	(2,533)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6- month EC - LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2017		21,600	262
Receive floating rate based on 3- month H$ - HIBOR and pay a fixed rate equal to 5.550%.
Counterparty: Goldman Sachs & Co. Exp. 03/16/2006 H		$86,600	(868)
Receive floating rate based on 3- month H$ - HIBOR and pay a fixed rate equal to 5.906%.
Counterparty: Goldman Sachs & Co. Exp. 07/11/2006		427,000	(5,430)
Receive floating rate based on 6- month JY - LIBOR and pay a fixed rate equal to 0.390%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/18/2007 JY		525,000	(3)
Receive floating rate based on 6- month JY - LIBOR and pay a fixed rate equal to 2.020%.
Counterparty: Goldman Sachs & Co. Exp. 05/18/2010		1,776,000	(1,691)
Receive floating rate based on 6- month JY - LIBOR and pay a fixed rate equal to 1.300%.
Counterparty: Goldman Sachs & Co. Exp. 09/21/2011		2,820,000	(1,487)
Receive floating rate based on 6- month JY - LIBOR and pay a fixed rate equal to 0.660%.
Counterparty: UBS Warburg LLC Exp. 06/17/2007		6,240,000	(954)
Receive a fixed rate equal to 4.500% and pay floating rate based on 3- month SK - LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/17/2008 SK		48,000	(45)
Receive a fixed rate equal to 7.100% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014.
Counterparty: J.P. Morgan Chase & Co. Exp. 02/14/2004		$400	79
Receive a fixed rate equal to 7.100% and the Fund will pay to the counterparty at par In the event of default of Federative Republic of Brazil 11.125% due 09/30/2004.
Counterparty: J.P. Morgan Chase & Co. Exp. 02/14/2004		5,400	(1)
Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of defautl of Vodafone Group PLC 7.750% due 02/15/2010.
Counterparty: Lehman Brothers, Inc. Exp. 09/10/2003		6,700	$7
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co. Exp. 05/19/2004		$4,400	$6
Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 8.250% due 09/19/2027.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003		2,000	0
Receive a fixed rate equal to 1.400% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003		2,000	2
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co. Exp. 01/22/2005		4,800	22
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/27/2005		6,000	33
Receive a fixed rate equal to 4.800% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 0.000% due 12/06/2019.
Counterparty: Merrill Lynch & Co. Exp. 12/06/2004		2,675	43
Receive a fixed rate equal to 5.710% and pay floating rate based on 3- month LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 07/11/2006		53,700	5,531
Receive a fixed rate equal to 5.440% and pay floating rate based on 3- month LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 03/19/2006		11,100	926
Receive floating rate based on 3- month LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: Merrill Lynch & Co. Exp. 06/18/2023		94,700	(4,142)
Receive floating rate based on 3- month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Bank of America, N.A. Exp. 06/18/2008		600	(17)

80	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

Receive a fixed rate equal to 5.000% and pay floating based on 3- month LIBOR.
Counterparty: Merrill Lynch & Co. Exp. 06/18/2013	$21,000	$66
Receive a fixed rate equal to 4.000% and pay floating rate based on 3- month LIBOR.
Counterparty: UBS Warburg LLC Exp. 06/18/2005	12,300	162
Receive floating rate based on 3- month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co. Exp. 06/18/2010	19,700	(296)

		$(18,644)

(k)	Principal amount denoted in indicated currency:

A$—Australian Dollar

BP—British Pound

C$—Canadian Dollar

DK—Danish Krone

EC—Euro

H$—Hong Kong Dollar

JY—Japanese Yen

MP—Mexican Peso

N$—New Zealand Dollar

SF—Swiss Franc

SK—Swedish Krona

(l)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	A$	1,741	04/2003	$29	$0	$29
Buy	BP	1,639	04/2003	23	0	23
Sell		14,126	04/2003	57	(89)	(32)
Sell	C$	75,058	04/2003	0	(256)	(256)
Buy	DK	53,618	06/2003	86	0	86
Buy	EC	13,136	04/2003	9	(134)	(125)
Sell		346,958	04/2003	3,330	(264)	3,066
Buy	H$	45,306	04/2003	1	0	1
Sell	JY	3,069,366	04/2003	169	0	169
Buy		78,585	06/2003	0	(6)	(6)
Buy	MP	37,617	09/2003	133	0	133
Buy	N$	1,271	05/2003	0	(2)	(2)
Sell		6,872	05/2003	0	(48)	(48)
Buy	SK	88,113	06/2003	118	0	118

				$3,955	$(799)	$3,156

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	81

Schedule of Investments

Global Bond Fund

March 31, 2003

	Principal Amount (000s)		Value (000s)

AUSTRALIA 1.1%
Crusade Global Trust
1.670% due 05/15/2021 (a)		$2,454$	2,457
Homeside Mortgage Securities Trust
1.560% due 01/20/2027 (a)		637	634
Medallion Trust
1.610% due 07/12/2031 (a)		1,419	1,421
Superannuation Members Home Loans Global Fund
1.513% due 06/15/2026 (a)		726	727
Torrens Trust
1.540% due 07/15/2031 (a)		612	613

Total Australia (Cost $5,848)			5,852

AUSTRIA (j)(k) 0.8%
Republic of Austria
5.000% due 01/15/2008	EC	3,000	3,526
5.500% due 01/15/2010		600	726

Total Austria (Cost $3,504)			4,252

BELGIUM (j)(k) 1.0%
Kingdom of Belgium
7.000% due 11/21/2004	EC	95,900	2,773
6.250% due 03/28/2007		1,200	1,465
7.500% due 07/29/2008		900	1,177

Total Belgium (Cost $5,276)			5,415

CANADA (j)(k) 2.9%
Commonwealth of Canada
5.500% due 06/01/2009		C$ 3,500	2,475
5.500% due 06/01/2010		4,300	3,029
6.000% due 06/01/2011		12,400	8,978
Newcourt Credit Group, Inc.
7.125% due 12/17/2003		$800	827

Total Canada (Cost $15,105)			15,309

CAYMAN ISLANDS (j)(k) 0.8%
International Credit Recovery- Japan
0.807% due 05/10/2006 (a)	JY	300,000	2,531
Redwood Capital II Ltd.
4.380% due 01/01/2004 (a)		$1,000	997
SHL Corp. Ltd.
0.756% due 12/25/2024 (a)	JY	85,475	721

Total Cayman Islands (Cost $4,167)			4,249

CHILE 0.1%
Republic of Chile
6.875% due 04/28/2009		$250	280
5.500% due 01/15/2013		500	504

Total Chile (Cost $771)			784

DENMARK (j)(k) 0.4%
Nykredit
6.000% due 10/01/2029	DK	11,873	1,789
Unikredit Realkredit
6.000% due 07/01/2029		2,803	423

Total Denmark (Cost $1,606)			2,212

FINLAND (j)(k) 0.2%
Republic of Finland
5.000% due 07/04/2007	EC	1,000	$1,172

Total Finland (Cost $997)			1,172

FRANCE (j)(k) 4.9%
Auto Asset- Backed Securities Compartment
3.043% due 10/28/2011 (a)	EC	3,000	3,275
Axa S.A.
3.750% due 01/01/2017		397	439
France Telecom S.A.
1.013% due 07/16/2003 (a)	JY	90,000	753
10.000% due 03/01/2031		$700	915
Republic of France
4.000% due 04/25/2009	EC	2,260	2,533
4.000% due 10/25/2009 (b)		16,080	17,950

Total France (Cost $19,969)			25,865

GERMANY (j)(k) 14.2%
Hypothekenbank in Essen AG
5.500% due 02/20/2007	EC	1,350	1,594
Kreditanstalt fuer Wiederaufbau
3.500% due 11/15/2005		5,300	5,885
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		520	616
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		530	614
Republic of Germany
6.250% due 04/26/2006 (b)		7,800	9,367
5.375% due 01/04/2010		100	120
5.250% due 07/04/2010		5,000	5,972
6.250% due 01/04/2024 (b)		4,000	5,218
6.500% due 07/04/2027 (b)		15,930	21,494
5.625% due 01/04/2028 (b)		3,600	4,372
4.750% due 07/04/2028		1,300	1,400
6.250% due 01/04/2030 (b)		8,400	11,073
5.500% due 01/04/2031		7,200	8,646

Total Germany (Cost $62,032)			76,371

GREECE (j)(k) 0.5%
Hellenic Republic
4.700% due 05/19/2003 (a)	EC	440	478
5.220% due 06/17/2003 (a)		346	378
4.660% due 10/23/2003 (a)		1,595	1,763

Total Greece (Cost $2,771)			2,619

ITALY (j)(k) 7.8%
First Italian Auto Transaction
3.730% due 07/01/2008 (a)	EC	2,000	2,149
Republic of Italy
4.750% due 07/01/2005 (b)		6,690	7,641
7.750% due 11/01/2006 (b)		3,100	3,926
6.000% due 11/01/2007 (b)		14,000	17,050
4.500% due 05/01/2009 (b)		4,150	4,753
4.250% due 11/01/2009 (b)		2,470	2,787
Siena Mortgages SPA
3.007% due 11/07/2011 (a)		3,000	3,090

Total Italy (Cost $34,840)			41,396

JAPAN (j)(k) 5.8%
Government of Japan
1.500% due 12/20/2011 (b)	JY	2,615,000	$23,755
1.300% due 09/20/2012		840,000	7,501

Total Japan (Cost $29,969)			31,256

LUXEMBOURG (j)(k) 0.3%
Hellenic Finance
2.000% due 07/15/2003 (a)	EC	500	559
Tyco International Group S.A.
4.375% due 11/19/2004		870	913

Total Luxembourg (Cost $1,433)			1,472

MEXICO (j)(k) 0.6%
Bancomext Trust
8.000% due 08/05/2003		$180	184
Petroleos Mexicanos
8.850% due 09/15/2007		480	557
9.375% due 12/02/2008		650	759
United Mexican States
4.000% due 03/11/2004	JY	73,000	636
6.375% due 01/16/2013		$400	401
11.375% due 09/15/2016		880	1,211

Total Mexico (Cost $3,552)			3,748

NETHERLANDS (j)(k) 3.7%
Delphinus BV
2.835% due 11/28/2031 (a)	EC	3,000	3,259
Deutsche Telekom International Finance BV
7.750% due 06/15/2005		$700	772
Dutch MBS BV
2.882% due 07/02/2077 (a)	EC	1,968	2,145
Holland Euro- Denominated Mortgage- Backed SeriesTrust
3.098% due 04/18/2012 (a)		1,160	1,266
Kingdom of Netherlands
6.000% due 01/15/2006		10,700	12,686
WestLB Finance Curacao NV
8.500% due 06/02/2003		BP 110	175

Total Netherlands (Cost $16,995)			20,303

NEW ZEALAND (j)(k) 0.5%
Commonwealth of New Zealand
5.500% due 04/15/2003	N$	1,900	1,053
4.500% due 02/15/2016 (c)		2,307	1,591

Total New Zealand (Cost $2,088)			2,644

PANAMA 0.5%
Republic of Panama
9.375% due 07/23/2012		$1,400	1,547
9.375% due 01/16/2023		1,160	1,224

Total Panama (Cost $2,497)			2,771

PERU 0.7%
Republic of Peru
9.125% due 02/21/2012		$2,450	2,591
4.500% due 03/07/2017		1,632	1,383

Total Peru (Cost $3,690)			3,974

82	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

	Principal Amount (000s)		Value (000s)
SPAIN (j)(k) 2.3%
Hipotebansa Mortgage Securitization Fund
3.566% due 01/18/2018 (a)	EC	2,489	$2,725
Kingdom of Spain
4.950% due 07/30/2005		880	1,012
5.150% due 07/30/2009		6,140	7,300
4.000% due 01/31/2010		980	1,090

Total Spain (Cost $9,381)			12,127

SUPRANATIONAL (j)(k) 1.4%
Asian Development Bank
5.375% due 09/15/2003	A	2,300	$1,395
6.220% due 08/15/2027		$900	1,044
Eurofima
4.750% due 07/07/2004	SK	4,700	561
European Investment Bank
6.000% due 05/07/2003	BP	1,600	2,535
8.000% due 06/10/2003		1,000	1,592

Total Supranational (Cost $6,808)			7,127

SWEDEN (j)(k) 0.5%
Kingdom of Sweden
5.000% due 01/28/2009	SK	20,200	2,475

Total Sweden (Cost $1,998)			2,475

UNITED KINGDOM (j)(k) 9.8%
Abbey National Treasury Service PLC
5.250% due 01/21/2004	BP	150	240
Bauhaus Securities Ltd.
3.138% due 10/30/2052 (a)	EC	5,918	6,459
British Telecom PLC
2.553% due 12/15/2003 (a)		$2,600	2,612
Core
1.453% due 03/17/2009 (a)		94	94
Dolerite Funding PLC
1.620% due 08/20/2032 (a)		2,007	2,006
Haus Ltd.
5.062% due 12/14/2037 (a)	EC	3,680	4,020
Holmes Financing PLC
3.089% due 07/25/2010 (a)		3,200	3,498
Lloyds TSB Bank PLC
5.625% due 07/15/2049 (a)		2,410	2,720
Originated Mortgage Loans PLC
3.187% due 12/15/2031 (a)		501	548
United Kingdom Gilt
7.125% due 12/07/2007 (b)		BP 16,900	30,479

Total United Kingdom (Cost $49,215)			52,676

UNITED STATES (j)(k) 51.0%
Asset-Backed Securities 3.5%
AFC Home Equity Loan Trust
1.646% due 12/22/2027 (a)		$240	240
AMRESCO Residential Securities Corp.
Mortgage Loan Trust
1.806% due 06/25/2029 (a)		774	775
Bear Stearns Asset-Backed Securities, Inc.
1.666% due 10/25/2032 (a)		414	415
1.736% due 10/25/2032 (a)		580	580
CDC Mortgage Capital Trust
1.676% due 01/10/2032 (a)		2,033	2,028
1.626% due 08/25/2032 (a)		428	428
Citibank Credit Card Master Trust
5.750% due 07/16/2007		EC 1,000	602
Conseco Finance Corp.
1.650% due 10/15/2031 (a)		$184$	184
CS First Boston Mortgage Securities Corp.
1.540% due 12/15/2030 (a)		582	583
1.786% due 10/25/2032 (a)		1,324	1,326
First Franklin Mortgage Loan Trust
Asset-Backed Certificates
1.686% due 09/25/2032 (a)		1,143	1,143
GMAC Mortgage Corp. Loan Trust
1.690% due 11/18/2025 (a)		905	906
Novastar Home Equity Loan
1.611% due 04/25/2028 (a)		991	989
1.516% due 08/25/2028 (a)		498	499
Option One Mortgage Loan Trust
1.586% due 10/12/2032 (a)		2,154	2,150
Provident Bank Home Equity Loan Trust
1.556% due 04/25/2029 (a)		222	221
Providian Gateway Master Trust
1.500% due 03/15/2007 (a)		2,500	2,501
Providian Home Equity Loan Trust
1.626% due 06/25/2025 (a)		116	116
Residential Asset Securities Corp.
1.586% due 07/25/2032 (a)		2,863	2,857
Sand Trust
1.616% due 08/25/2032 (a)		454	454

			18,997

Convertible Bonds& Notes 0.3%
Verizon Global Funding Corp.
5.750% due 04/01/2003		530	530
Verizon Global Funding Corp.—REGS
5.750% due 04/01/2003		1,000	1,000

			1,530

Corporate Bonds& Notes 5.4%
AOL Time Warner, Inc.
5.625% due 05/01/2005		2,200	2,294
Associates Corp. of North America
3.006% due 06/30/2003 (a)	EC	800	873
AT&T Corp.
4.687% due 11/21/2003 (a)		4,400	4,826
CIT Group, Inc.
1.840% due 04/07/2003 (a)		700	700
7.500% due 11/14/2003		500	517
2.840% due 01/31/2005 (a)		100	100
Ford Motor Credit Co.
1.560% due 06/20/2003 (a)		700	699
1.000% due 12/22/2003 (a)	JY	55,000	462
5.750% due 02/23/2004		$500	504
1.718% due 07/19/2004 (a)		300	286
3.227% due 10/25/2004 (a)		1,400	1,337
1.808% due 07/18/2005 (a)		2,400	2,174
General Motors Acceptance Corp.
1.630% due 04/05/2004 (a)		1,200	1,184
6.875% due 09/09/2004	BP	730	1,165
5.000% due 01/18/2005	EC	800	905
5.500% due 02/02/2005		2,500	2,766
7.430% due 12/01/2021		$189	202
General Motors Acceptance Corp.—MTN
1.630% due 04/05/2004 (a)		1,210	1,198
Household Finance Corp.
2.564% due 03/11/2004 (a)		900	906
J.P. Morgan Chase& Co.
5.385% due 02/15/2012 (a)		760	787
Merrill Lynch& Co., Inc.
1.640% due 05/21/2004 (a)		700	702
MetLife, Inc.
3.911% due 05/15/2005		700	721
MGM Mirage, Inc.
6.950% due 02/01/2005		80	83
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)		400	366
Pemex Project Funding Master Trust
8.625% due 02/01/2022		400	423
Pfizer, Inc.
0.800% due 03/18/2008	JY	171,000	$1,472
Sprint Capital Corp.
5.875% due 05/01/2004		$280	287
Sumitomo Bank Treasury Co.
9.400% due 12/29/2049 (a)		600	628
Verizon Wireless Capital LLC
1.658% due 12/17/2003 (a)		500	500

			29,067

Mortgage-Backed Securities 13.6%
Bear Stearns Adjustable Rate Mortgage Trust
6.119% due 12/25/2031 (a)		487	494
6.210% due 01/25/2032 (a)		1,134	1,140
Chase Mortgage Finance Corp.
6.500% due 01/25/2032		405	410
Citicorp Mortgage Securities, Inc.
7.430% due 01/01/2024		169	181
6.500% due 03/25/2029 (d)		60	62
Countrywide Home Loans, Inc.
5.004% due 09/19/2032 (a)		1,787	1,815
Credit-Based Asset Servicing& Securitization LLC
1.676% due 01/25/2032 (a)		410	411
CS First Boston Mortgage Securities Corp.
5.747% due 05/25/2032 (a)		538	551
Fannie Mae
7.000% due 01/01/2005		89	90
15.750% due 12/01/2011		4	5
9.000% due 04/01/2016		115	126
5.000% due 05/19/2018		12,000	12,281
4.517% due 11/01/2023 (a)		49	51
4.402% due 03/01/2024 (a)		54	56
5.500% due 05/14/2033		12,000	12,206
Federal Housing Administration
7.400% due 02/01/2021		875	937
Freddie Mac
5.125% due 01/15/2012		EC 2,800	3,284
4.750% due 01/15/2013		2,240	2,518
5.150% due 05/01/2023 (a)		$197	204
6.000% due 06/15/2028		2,209	2,252
5.625% due 07/15/2028		175	178
5.418% due 02/01/2029 (a)		1,393	1,446
6.500% due 08/01/2032		4,634	4,836
5.500% due 05/14/2033 (a)		5,200	5,297
GE Capital Mortgage Services, Inc.
6.250% due 07/25/2029		288	291
Government National Mortgage Association
13.500% due 02/15/2011		9	11
1.880% due 02/16/2030 (a)		1,674	1,686
4.250% due 05/20/2030 (a)		438	446
5.000% due 04/20/2030-
05/20/2030 (a)(d)		787	808
5.250% due 01/20/2030 (a)(d)		727	741
5.380% due 05/20/2023-
05/20/2028 (a)(d)		1,216	1,244
5.625% due 12/20/2026-
12/20/2026 (a)(d)		424	435
5.750% due 07/20/2022-
09/20/2026 (a)(d)		837	861
6.375% due 05/20/2022 (a)(d)		12	12
6.500% due 09/15/2032		3,374	3,548
8.500% due 12/15/2029-
03/15/2031 (d)		1,987	2,160
GS Mortgage Securities Corp.
6.526% due 08/15/2011 (a)		400	446
Independent National Mortgage Corp.
2.936% due 07/25/2025 (a)		40	40
J.P. Morgan Commercial Mortgage Finance Corp.
1.560% due 04/15/2010 (a)		69	69
6.465% due 11/15/2035		2,300	2,601
Residential Funding Mortgage Securities I, Inc.
5.690% due 09/25/2032 (a)		846	860
Structured Asset Mortgage Investments, Inc.
6.516% due 06/25/2029 (a)		567	572

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	83

Schedule of Investments (Cont.)

Global Bond Fund

March 31, 2003

	Principal Amount (000s)		Value (000s)

Structured Asset Securities Corp.
1.636% due 10/25/2027 (a)		$2,214	$2,131
5.800% due 09/25/2031		120	122
Washington Mutual Mortgage Securities Corp.
6.010% due 04/25/2031 (a)		233	235
5.237% due 10/25/2032 (a)		2,170	2,224
Wells Fargo Mortgage-Backed Securities Trust
5.221% due 09/25/2032 (a)		240	245

			72,619

Municipal Bonds& Notes 0.6%
California State Revenue Anticipation Notes, Series2002
1.301% due 06/20/2003 (a)		1,100	1,099
2.500% due 06/20/2003		600	602
California State Tobacco Securitization Corp. Revenue Bonds, Series2003-A1
6.250% due 06/01/2033		900	831
Chicago, Illinois Board of Education General Obligation Bonds, (FSA Insured), Series2001
5.000% due 12/01/2031		200	202
Chicago, Illinois General Obligaton Bonds, (MBIA Insured), Series2003
5.000% due 01/01/2034		300	302
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series2001
5.000% due 11/01/2026		100	101
Louisville and Jefferson County, Kentucky Metro Sewer and Drain District Revenue Bonds, (MBIA Insured), Series2001
5.000% due 05/15/2036		100	101
Maryland State Health and Education Facilities Authority Revenue Bonds, Series2001
5.000% due 07/01/2041		200	202

			3,440

	Shares
Preferred Security 0.3%
DG Funding Trust
3.650% due 12/29/2049 (a)		130	1,339

	Principal Amount (000s)
U.S. Government Agencies 7.6%
Fannie Mae
3.810% due 04/30/2004		$3,200	3,207
4.250% due 10/25/2004		3,500	3,507
6.250% due 07/19/2011		200	210
6.470% due 09/25/2012		1,000	1,172
0.000% due 06/01/2017		30,300	14,151
Federal Home Loan Bank
5.750% due 08/15/2011		500	558
Freddie Mac
3.875% due 06/27/2005		1,600	1,609
Small Business Administration
7.640% due 03/10/2010		832	957
6.640% due 02/01/2011		2,022	2,239
Tennessee Valley Authority
7.140% due 05/23/2012		1,000	1,219
4.875% due 12/15/2016		6,700	7,286
5.880% due 04/01/2036		3,900	4,410

			40,525

	Principal Amount (000s)		Value (000s)
U.S. Treasury Obligations 19.7%
Treasury Inflation Protected Securities (c)
3.500% due 01/15/2011		$522	$586
3.625% due 04/15/2028		337	396
3.875% due 04/15/2029		2,542	3,126
U.S. Treasury Bonds
11.250% due 02/15/2015		500	833
7.500% due 11/15/2016		26,900	35,339
8.875% due 08/15/2017		23,400	34,304
8.125% due 08/15/2019		1,050	1,466
6.625% due 02/15/2027		4,200	5,187
5.375% due 02/15/2031		1,500	1,623
U.S. Treasury Strips
0.000% due 02/15/2019		20,800	9,338
0.000% due 08/15/2020		26,800	10,930
0.000% due 02/15/2027		8,200	2,309

			105,437

Total United Stat0es (cost $259,748)			272,954

PURCHASED PUT OPTIONS (j)(k) 0.0%
EuroBund JuneFutures (OTC)
Strike @ 101.000 Exp. 06/05/2003	EC	21,800	2
EuroBund JuneFutures (OTC)
Strike @ 100.000 Exp. 05/26/2003		40,000	4
Government of Japan Bond JuneFutures (OTC)
Strike @ 118.000 Exp. 06/05/2003	JY	5,900,000	0
Republic of France (OTC) 4.000% due 10/15/2009
Strike @ 82.000 Exp. 04/03/2003	EC	16,000	0
Republic of Germany (OTC) 4.125% due 07/04/2008
Strike @ 90.000 Exp. 04/03/2003		44,600	0
Republic of Germany (OTC) 4.750% due 07/04/2008
Strike @ 92.000 Exp. 04/03/2003		147,700	0
Republic of Germany (OTC) 6.500% due 10/14/2005
Strike @ 101.000 Exp. 04/29/2003		12,000	0
Republic of Italy (OTC) 4.750% due 07/01/2005
Strike @ 94.000 Exp. 06/05/2003		12,000	1
Republic of Italy (OTC) 6.000% due 11/01/2007
Strike @ 100.000 Exp. 06/05/2003		14,000	0
U.S. Treasury Note JuneFutures (CBOT)
Strike @ 98.000 Exp. 05/24/2003		$53,800	9

Total Purchased Put Options (Cost $48)			16

SHORT-TERM INSTRUMENTS 21.4%
Commercial Paper 17.5%
Alcon Capital Corp.
1.250% due 05/28/2003		$3,800	3,792
CDC Commercial Paper Corp.
1.280% due 04/02/2003		5,800	5,800
1.240% due 04/24/2003		3,800	3,797
Danske Corp.
1.280% due 04/08/2003		$950	$950
1.250% due 04/30/2003		1,200	1,199
1.240% due 06/11/2003		1,700	1,696
Fannie Mae
1.230% due 07/01/2003		12,000	11,963
HBOS Treasury Services PLC
1.300% due 04/02/2003		6,150	6,150
1.300% due 04/11/2003		4,000	3,998
1.260% due 05/06/2003		8,500	8,490
1.255% due 05/08/2003		4,000	3,995
Pfizer, Inc.
1.245% due 04/24/2003		13,500	13,489
Royal Bank of Scotland PLC
1.240% due 05/02/2003		2,600	2,597
Svenska Handelsbank, Inc.
1.270% due 04/22/2003		3,500	3,497
UBS Finance, Inc.
1.180% due 04/09/2003		10,500	10,497
1.180% due 04/10/2003		1,500	1,499
1.240% due 04/16/2003		10,000	9,995

			93,404

Repurchase Agreement 0.7%
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Federal Home Loan Bank 1.425% due 03/08/2004 valued at $3,968. Repurchase proceeds are $3,886.)		3,886	3,886

U.S. Treasury Bills 3.2%
1.136% due 05/08/2003-05/15/2003 (d)(e)		17,265	17,243

Total Short-Term Instruments (Cost $114,532)			114,533

Total Investments 133.2% (Cost $658,840)			$713,572
Written Options (f) (1.2%)			(6,185)

(Premiums $3,218)
Other Assets and Liabilities (Net) (32.0%)			(171,683)

Net Assets 100.0%			$535,704

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March31, 2003.

(b)	Security, or a portion thereof, subject to financing transaction.

(c)	Principal amount of security is adjusted for inflation.

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

84	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

(e)	Securities with an aggregate market value of $5,258 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March31, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euro-Bobl 5 Year Note (06/2003)—Long	644	$97
Euro-Bund 10 Year Note (06/2003)—Long	735	(597)
Government of Japan 10 Year Note (06/2003)—Long	25	117
U.S. Treasury 2 Year Note (06/2003)—Short	34	(10)
U.S. Treasury 5 Year Note (06/2003)—Long	66	2
U.S. Treasury 10 Year Note (06/2003)—Long	820	(322)
10 Year Swap JuneFutures (06/2003) Long	98	(91)

		$(804)

(f)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Call—OTC 7YearInterest Rate Swap Strike @ 5.175%** Exp. 10/04/2004	$40,000	$1,242	$2,316
Put—OTC 10YearInterest Rate Swap Strike @ 6.000%* Exp. 10/20/2003	5,100	237	20
Call—OTC 10 Year Interest Rate Swap Strike @ 5.650%** Exp. 11/19/2003	19,500	662	1,860
Call—OTC 7 Year Interest Rate Swap Strike @ 5.500%** Exp. 01/07/2005	19,200	422	1,293
Call—OTC 30 Year Interest Rate Swap Strike @ 5.480%** Exp. 04/03/2006	3,900	116	258
Call—OTC 10 Year Interest Rate Swap Strike @ 4.000%** Exp. 10/20/2003	5,100	74	63
Call—OTC 10 Year Interest Rate Swap Strike @ 4.000%** Exp. 03/03/2004	3,100	69	45
Call—OTC 10 Year Interest Rate Swap Strike @ 3.500%** Exp. 03/05/2004	18,675	217	99

Type	# of Contracts	Premium	Value

Call—CBOT U.S. Treasury Note June Futures Strike @ 116.000 Exp. 05/24/2003	59	44	50
Call—CBOT U.S. Treasury Note June Futures Strike @ 113.000 Exp. 05/24/2003	72	135	181

		$3,218	$6,185

*	The Fund will pay a floating rate based on 3-month LIBOR.

**	The Fund will receive a floating rate based on 3-month LIBOR.

(g)	Written options with premiums to be determined on a future date:

Type	# of Contracts	Unrealized Appreciation

Call& Put—OTC% U.S. Dollar Forward Delta/Neutral
Straddle vs. Japanese Yen Strike and premium determined on 12/18/2007, based upon implied volatility parameter of 18.5000%.
Counterparty: AIG International Inc.Exp. 12/18/2012	4,420	$134

(h)	Swap agreements outstanding at March31, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Lehman Brothers, Inc. Exp. 03/15/2016	BP 15,000	$(184)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2016	10,940	(167)
Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Goldman Sachs & Co, Inc. Exp. 03/15/2006	2,300	166
Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/15/2004	7,300	328
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 03/15/2017	2,600	(8)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2017	2,600	(11)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2032	6,900	82
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2032	4,700	(38)
Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2008	4,500	464
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: UBS Warburg LLC Exp. 06/17/2006	$16,900	$183
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 06/17/2013	BP 7,500	33
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/17/2006	16,900	113
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/17/2013	9,100	66
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 06/17/2006	2,900	22
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Merrill Lynch & Co., Inc. Exp. 06/17/2013	1,600	11
Receive a fixed rate equal to 1.500% and pay floating rate based on 3-month SF-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/17/2013	SF 30,900	23
Receive a fixed rate equal to 4.500% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/19/2004	EC 66,900	447
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC Exp. 03/15/2017	3,900	27
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2032	7,100	93
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co, Inc. Exp. 06/17/2012	800	(58)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2017	4,200	51
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2031	7,200	(1,294)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Citibank N.A., London Exp. 06/18/2012	40,500	(3,545)

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	85

Schedule of Investments (Cont.)

Global Bond Fund

March 31, 2003

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/07/2032		$12,400	$243
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/17/2031	EC	5,400	(1,025)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 12/15/2031		10,700	(1,075)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Lehman Brothers, Inc. Exp. 12/15/2031		1,000	(82)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 12/15/2017		5,300	(9)
Receive a fixed rate equal to 4.500% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: ABN AMRO Bank, N.V. Exp. 03/19/2004		21,100	91
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC Exp. 03/15/2007		4,400	14
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/20/2018		15,800	(101)
Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2016		15,500	(27)
Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.906%.
Counterparty: Goldman Sachs & Co. Exp. 07/11/2006	H$	221,000	(2,846)
Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.550%.
Counterparty: Goldman Sachs & Co. Exp. 03/16/2006		6,000	(66)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.310%.
Counterparty: Goldman Sachs & Co. Exp. 07/14/2005		JY 693,000	(157)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.035%.
Counterparty: Goldman Sachs & Co. Exp. 05/18/2010		1,160,000	(1,115)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.300%.
Counterparty: Goldman Sachs & Co. Exp. 09/21/2011		1,040,000	(549)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.660%.
Counterparty: UBS Warburg LLC Exp. 06/17/2007		$2,590,000	$(396)
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: Goldman Sachs & Co. Exp. 12/17/2031		13,400	(2,106)
Receive a fixed rate equal to 7.100% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 11.125% due 09/30/2004.
Counterparty: J.P. Morgan Chase & Co. Exp. 02/14/2004		1,700	12
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 12/17/2031		5,500	(1,077)
Receive a fixed rate equal to 5.710% and pay floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 07/11/2006		28,300	2,915
Receive a fixed rate equal to 5.440% and pay floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 03/19/2006		800	72
Receive a fixed rate equal to 7.100% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014.
Counterparty: J.P. Morgan Chase & Co. Exp. 02/14/2004		200	39
Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.
Counterparty: Lehman Brothers, Inc. Exp. 09/10/2003		3,300	3
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: Merrill Lynch & Co., Inc. Exp. 06/18/2023		19,000	(832)
Receive a fixed rate equal to 5.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 06/18/2013		3,000	9
Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: UBS Warburg LLC Exp. 06/18/2005		9,900	131
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/19/2004		3,900	5
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/16/2003		$1,400	$4
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 01/22/2005		800	4
Receive a fixed rate equal to 4.800% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 0.000% due 12/06/2019.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/06/2004		600	10

			$(11,107)

(i)	Short sales open at March31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

Republic of Germany	6.500	07/04/2027	$4,500	$6,072	$6,089
Fannie Mae	6.000	04/21/2018	3,000	3,138	3,139
Republic of Venezuela	2.875	12/18/2007	2,143	1,489	1,565
U.S. Treasury Note	4.750	11/15/2008	15,600	17,006	16,996
U.S. Treasury Note	5.500	05/15/2009	38,800	43,937	43,441
U.S. Treasury Note	6.000	08/15/2009	2,000	2,320	2,290
U.S. Treasury Note	5.000	08/15/2011	9,400	10,310	10,152
U.S. Treasury Note	3.500	11/15/2006	3,500	3,648	3,614
U.S. Treasury Note	4.875	02/15/2012	15,600	16,942	17,217
U.S. Treasury Note	4.375	05/15/2007	58,400	62,729	62,493
U.S. Treasury Note	4.375	08/15/2012	18,100	18,927	19,230

				$186,518	$186,226

(j)	Principal amount denoted in indicated currency:

A$—Australian Dollar
BP—British Pound
C$—Canadian Dollar
DK—Danish Krone
EC—Euro
H$—Hong Kong Dollar
JY—Japanese Yen
MP—Mexican Peso
N$—New Zealand Dollar
SF—Swiss Franc
SK—Swedish Krona

86	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

(k)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Buy	A$	290	04/2003	$5	$0	$5
Buy		1,142	06/2003	12	0	12
Buy	BP	12,207	04/2003	99	0	99
Buy	C$	9,057	04/2003	65	0	65
Sell		13,653	04/2003	0	(24)	(24)
Buy	DK	19,472	06/2003	0	(31)	(31)
Buy	EC	92,544	04/2003	458	(568)	(110)
Sell		28,550	04/2003	48	(687)	(639)
Buy	H$	21,353	04/2003	0	0	0
Buy	JY	12,510,898	04/2003	21	(637)	(616)
Sell		1,770,393	04/2003	43	(114)	(71)
Buy		5,760,000	06/2003	2,093	0	2,093
Buy	MP	14,928	09/2003	53	0	53
Buy	N$	1,416	05/2003	0	(2)	(2)
Sell		5,954	05/2003	0	(42)	(42)
Buy	SK	6,987	06/2003	0	(9)	(9)

				$2,897	$(2,114)	$783

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	87

Schedule of Investments

Global Bond Fund II

March 31, 2003

	Principal Amount (000s)		Value (000s)

AUSTRALIA 0.9%
Crusade Global Trust
1.670% due 05/15/2021 (a)		$540	$540
Homeside Mortgage Securities Trust
1.560% due 01/20/2027 (a)		127	127
Medallion Trust
1.610% due 07/12/2031 (a)		430	430
Puma Finance Ltd.
1.615% due 04/15/2031 (a)(b)		63	63
Superannuation Members Home Loans Global Fund
1.513% due 06/15/2026 (a)		182	182
Torrens Trust
1.540% due 07/15/2031 (a)		180	180

Total Australia (Cost $1,521)			1,522

BELGIUM (k)(l) 1.2%
Kingdom of Belgium
7.000% due 11/21/2004	EC	5,800	168
6.250% due 03/28/2007		500	610
7.500% due 07/29/2008		900	1,178

Total Belgium (Cost $1,623)			1,956

CANADA (k)(l) 2.7%
Commonwealth of Canada
5.500% due 06/01/2009	C	$ 900	636
5.500% due 06/01/2010		1,600	1,127
6.000% due 06/01/2011		3,900	2,824

Total Canada (Cost $4,531)			4,587

CAYMAN ISLANDS (k)(l) 0.4%
MBNA Master Credit Card Trust
2.833% due 05/19/2004 (a)	EC	280	305
Redwood Capital II Ltd.
4.380% due 01/01/2004 (a)		$300	299
SHL Corp. Ltd.
0.755% due 12/25/2024 (a)	JY	4,149	35

Total Cayman Islands (Cost $629)			639

CHILE 0.1%
Republic of Chile
5.500% due 01/15/2013		$100	101

Total Chile (Cost $99)			101

DENMARK (k)(l) 0.4%
Nykredit
6.000% due 10/01/2029	DK	3,172	478
Unikredit Realkredit
6.000% due 07/01/2029		801	121

Total Denmark (Cost $435)			599

FRANCE (k)(l) 2.2%
Axa S.A.
3.750% due 01/01/2017	EC	50	55
Compagnie Financiere de CIC-UE
2.823% due 10/29/2049 (a)		$300	299
France Telecom S.A.
0.458% due 06/19/2003 (a)	JY	100,000	839
Republic of France
4.000% due 10/25/2009	EC	2,260	$2,523

Total France (Cost $3,004)			3,716

GERMANY (k)(l) 17.7%
Kreditanstalt fuer Wiederaufbau
3.500% due 11/15/2005	EC	1,300	1,443
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		90	107
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		210	243
Republic of Germany
6.000% due 01/05/2006 (c)		2,600	3,083
6.250% due 04/26/2006 (c)		5,000	6,004
4.500% due 08/18/2006 (c)		3,600	4,133
6.500% due 07/04/2007 (c)		2,000	2,430
6.500% due 07/04/2027 (c)		5,000	6,760
5.625% due 01/04/2028 (c)		1,000	1,215
6.250% due 01/04/2030 (c)		2,000	2,636
5.500% due 01/04/2031 (c)		1,500	1,801

Total Germany (Cost $23,460)			29,855

GREECE (k)(l) 0.1%
Hellenic Republic
5.220% due 06/17/2003 (a)	EC	22	24
4.660% due 10/23/2003 (a)		99	109

Total Greece (Cost $156)			133

ITALY (k)(l) 4.3%
Findomestic Securitisation Vehicle SRL
2.876% due 12/20/2008 (a)	EC	900	943
First Italian Auto Transaction
3.147% due 07/01/2008 (a)		490	527
Republic of Italy
4.750% due 07/01/2005 (c)		1,680	1,919
7.750% due 11/01/2006 (c)		700	886
6.000% due 11/01/2007 (c)		1,200	1,461
4.500% due 05/01/2009 (c)		1,280	1,466

Total Italy (Cost $5,822)			7,202

JAPAN (k)(l) 5.6%
Government of Japan
1.500% due 12/20/2011 (c)	JY	492,000	4,469
1.300% due 09/20/2012 (c)		550,000	4,911

Total Japan (Cost $9,098)			9,380

LUXEMBOURG (k)(l) 0.1%
Tyco International Group S.A.
4.375% due 11/19/2004	EC	180	189

Total Luxembourg (Cost $188)			189

MEXICO (k)(l) 0.7%
Bancomext Trust
8.000% due 08/05/2003		$70	72
Petroleos Mexicanos
8.850% due 09/15/2007		140	162
9.375% due 12/02/2008		190	222
United Mexican States
4.000% due 03/11/2004	JY	20,000	$175
6.375% due 01/16/2013		$600	602

Total Mexico (Cost $1,170)			1,233

NETHERLANDS (k)(l) 0.8%
Deutsche Telekom International Finance BV
8.250% due 06/15/2005		$200	220
8.750% due 06/15/2030		200	237
Kingdom of Netherlands
6.000% due 01/15/2006	EC	800	948

Total Netherlands (Cost $1,183)			1,405

NEW ZEALAND (k)(l) 0.2%
Commonwealth of New Zealand
4.500% due 02/15/2016 (d)	N$	430	297

Total New Zealand (Cost $239)			297

PANAMA 0.4%
Republic of Panama
9.375% due 07/23/2012		$300	332
9.375% due 01/16/2023		290	306

Total Panama (Cost $576)			638

PERU 0.6%
Republic of Peru
9.125% due 02/21/2012		$600	635
4.000% due 03/07/2017		250	199
4.500% due 03/07/2017		288	244

Total Peru (Cost $959)			1,078

SPAIN (k)(l) 2.1%
Hipotebansa Mortgage Securitization Fund
2.976% due 01/18/2018 (a)	EC	233	256
2.986% due 07/18/2022 (a)		566	615
Kingdom of Spain
4.950% due 07/30/2005		220	253
5.150% due 07/30/2009		1,990	2,366

Total Spain (Cost $2,734)			3,490

SUPRANATIONAL (k)(l) 1.6%
Asian Development Bank
5.375% due 09/15/2003	A$	600	364
5.250% due 09/15/2004		600	366
6.220% due 08/15/2027		$300	348
Eurofima
4.750% due 07/07/2004	SK	7,200	859
European Investment Bank
6.000% due 05/07/2003	BP	250	396
8.000% due 06/10/2003		250	398

Total Supranational (Cost $2,666)			2,731

SWEDEN (k)(l) 0.2%
Kingdom of Sweden
5.000% due 01/28/2009	SK	2,300	282

Total Sweden (Cost $227)			282

88	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

	Principal Amount (000s)		Value (000s)

UNITED KINGDOM (k)(l) 11.3%
Bauhaus Securities Ltd.
3.138% due 10/30/2052 (a)	EC	683	$745
British Telecom PLC
2.553% due 12/15/2003 (a)		$1,200	1,206
Core
1.453% due 03/17/2009 (a)		132	131
Dolerite Funding PLC
1.620% due 08/20/2032 (a)		349	349
Haus Ltd.
2.818% due 12/14/2037 (a)		1,314	1,436
Lloyds TSB Bank PLC
5.625% due 07/15/2049 (a)	EC	590	666
Originated Mortgage Loans PLC
3.187% due 12/15/2031 (a)		39	42
Residential Mortgage Securities
1.719% due 05/12/2032 (a)		$481	481
United Kingdom Gilt
7.500% due 12/07/2006	BP	250	445
7.125% due 12/07/2007 (c)		7,500	13,526

Total United Kingdom (Cost $18,412)			19,027

UNITED STATES (k)(l) 40.6%
Asset-Backed Securities 3.0%
AFC Home Equity Loan Trust
1.615% due 12/22/2027 (a)		$117	117
AMRESCO Residential Securities Corp. Mortgage Loan Trust
1.775% due 06/25/2029 (a)		126	126
Bear Stearns Asset-Backed Securities, Inc.
1.635% due 10/25/2032 (a)		69	69
CDC Mortgage Capital Trust
1.645% due 01/10/2032 (a)		493	492
1.595% due 08/25/2032 (a)		86	86
Citibank Credit Card Master Trust
4.875% due 04/07/2005	DM	800	463
Conseco Finance Corp.
1.650% due 10/15/2031 (a)		$129	129
Countrywide Asset-Backed Certificates
1.565% due 08/25/2032 (a)		889	888
CS First Boston Mortgage Securities Corp.
1.540% due 12/15/2030 (a)		127	127
1.755% due 10/25/2032 (a)		279	279
First Alliance Mortgage Loan Trust
1.513% due 12/20/2027 (a)		269	269
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.655% due 09/25/2032 (a)		264	264
MLCC Mortgage Investors, Inc.
1.660% due 03/15/2025 (a)		234	235
Providian Gateway Master Trust
1.560% due 03/15/2007 (a)		600	600
Providian Home Equity Loan Trust
1.595% due 06/25/2025 (a)		174	174
Residential Asset Securities Corp.
1.555% due 07/25/2032 (a)		761	759
Salomon Brothers Mortgage Securities VII, Inc.
1.700% due 11/15/2029 (a)		14	14

			5,091

Convertible Bonds & Notes 0.3%
Verizon Global Funding Corp.
5.750% due 04/01/2003		190	190
Verizon Global Funding Corp.—REGS
5.750% due 04/01/2003		300	300

			490

Corporate Bonds & Notes 4.2%
AOL Time Warner, Inc.
5.625% due 05/01/2005		600	626
AT&T Corp.
4.687% due 11/21/2003 (a)	EC	1,100	1,205
CIT Group, Inc.
1.840% due 04/07/2003 (a)		$50	$50
5.625% due 05/17/2004		420	434
Ford Motor Credit Co.
1.000% due 12/22/2003 (a)	JY	14,000	118
5.750% due 02/23/2004		$150	151
3.227% due 10/25/2004 (a)		400	382
GE Finance Assurance Holdings
1.600% due 06/20/2011	JY	90,000	761
General Motors Acceptance Corp.
1.680% due 08/04/2003 (a)		$300	299
1.440% due 08/18/2003 (a)		340	339
J.P. Morgan Chase & Co.
5.385% due 02/15/2012 (a)		100	104
Kroger Co.
5.500% due 02/01/2013		100	102
MetLife, Inc.
3.911% due 05/15/2005		100	103
MGM Mirage, Inc.
6.950% due 02/01/2005		10	10
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)		200	183
Norfolk Southern Corp.
2.040% due 02/28/2005 (a)		300	302
Pemex Project Funding Master Trust
8.625% due 02/01/2022		400	423
Pfizer, Inc.
0.800% due 03/18/2008	JY	69,000	594
Sprint Capital Corp.
5.875% due 05/01/2004		$50	51
Sumitomo Bank Treasury Co.
9.400% due 12/29/2049 (a)		100	105
Walt Disney Co.
3.900% due 09/15/2003		800	808

			7,150

Mortgage-Backed Securities 8.7%
Chase Mortgage Finance Corp.
6.500% due 01/25/2032		58	59
Citicorp Mortgage Securities, Inc.
6.500% due 03/25/2029		10	10
Fannie Mae
5.000% due 05/19/2018		4,000	4,094
5.500% due 05/14/2033		2,000	2,034
Freddie Mac
6.000% due 06/15/2028		717	730
5.625% due 07/15/2028		175	178
6.500% due 08/01/2032		1,022	1,067
GMAC Commercial Mortgage Securities, Inc.
1.750% due 09/09/2015 (a)		250	240
Government National Mortgage Association
1.880% due 02/16/2030 (a)		478	482
1.930% due 02/16/2030 (a)		544	548
4.250% due 06/20/2030 (a)		459	467
5.000% due 04/20/2030-05/20/2030 (a)(e)		660	677
5.250% due 01/20/2030 (a)		295	301
5.375% due 05/20/2028 (a)		67	69
5.625% due 11/20/2021-12/20/2026 (a)(e)		247	252
5.750% due 07/20/2022-09/20/2026 (a)(e)		496	510
6.000% due 08/15/2028		33	34
6.500% due 09/15/2032		843	887
GS Mortgage Securities Corp.
6.526% due 08/15/2011 (a)		100	111
J.P. Morgan Commercial Mortgage Finance Corp.
6.465% due 11/15/2035		600	678
Residential Funding Mortgage Securities I, Inc.
5.654% due 09/25/2032 (a)		181	184
Structured Asset Mortgage Investments, Inc.
6.503% due 06/25/2029 (a)		75	76
Structured Asset Securities Corp.
5.800% due 09/25/2031		$241	$244
Washington Mutual Mortgage Securities Corp.
6.010% due 04/25/2031 (a)		67	67
5.215% due 10/25/2032 (a)		524	537
Wells Fargo Mortgage-Backed Securities Trust
4.944% due 09/25/2032 (a)		158	160

			14,696

Municipal Bonds & Notes 0.7%
California State Revenue Anticipation Notes, Series 2002
1.325% due 06/20/2003 (a)		200	200
2.500% due 06/20/2003		100	100
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		200	185
Chicago, Illinois General Obligaton Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2034		200	202
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026		100	101
Louisville and Jefferson County, Kentucky Metro Sewer and Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		100	101
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FSA-CR Insured), Series 2002
5.125% due 06/15/2034		100	102
Salt River Project Arizona Agriculture Improvement & Power District Revenue Bonds, Series 2002
5.000% due 01/01/2031		100	102

			1,093

	Shares
Preferred Security 0.4%
DG Funding Trust
3.650% due 12/29/2049 (a)		70	721

	Principal Amount (000s)
U.S. Government Agencies 6.5%
Fannie Mae
3.810% due 04/30/2004		900	902
4.250% due 10/25/2004		900	902
6.470% due 09/25/2012		1,000	1,172
Federal Home Loan Bank
4.375% due 08/15/2007		$900	911
5.750% due 08/15/2011		1,000	1,116
Freddie Mac
4.500% due 04/15/2005		1,000	1,001
3.875% due 06/27/2005		400	402
5.125% due 01/15/2012	EC	300	352
4.750% due 01/15/2013		720	809
Small Business Administration
6.640% due 02/10/2011		$528	584
Tennessee Valley Authority
7.140% due 05/23/2012		1,000	1,219
4.875% due 12/15/2016		400	435
5.880% due 04/01/2036		1,000	1,131

			10,936

U.S. Treasury Obligations 16.8%
Treasury Inflation Protected Securities (d)
3.625% due 01/15/2008		956	1,070
3.875% due 04/15/2029		221	272
U.S. Treasury Bonds
11.250% due 02/15/2015		700	1,166
7.250% due 05/15/2016		200	257
7.500% due 11/15/2016		2,700	3,547

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	89

Schedule of Investments (Cont.)

Global Bond Fund II

March 31, 2003

	Principal Amount (000s)		Value (000s)

8.875% due 08/15/2017		$1,400	$2,052
8.125% due 08/15/2019		6,600	9,213
8.125% due 08/15/2021		200	282
6.250% due 08/15/2023		2,600	3,057
6.625% due 02/15/2027		300	370
U.S. Treasury Strips
0.000% due 08/15/2019		10,100	4,393
0.000% due 08/15/2020		6,500	2,651

			28,330

Total United States (Cost $65,401)			68,507

PURCHASED CALL OPTIONS 0.0%
U.S. Treasury Notes (OTC)
3.000% due 11/15/2007 Strike @ 106.859 Exp. 04/03/2003		12,000	0

Total Purchased Call Options (Cost $2)			0

PURCHASED PUT OPTIONS (k)(l) 0.0%
Republic of Germany (OTC)
4.750% due 07/04/2008 Strike @ 92.000 Exp. 04/03/2003	EC	45,200	0
Republic of Germany (OTC)
6.500% due 10/14/2005 Strike @ 105.000 Exp. 04/03/2003		7,000	0
Republic of Germany (OTC)
6.500% due 10/14/2005 Strike @ 98.000 Exp. 04/03/2003		2,000	0
U.S. Treasury Note June Futures (CBOT)
Strike @ 98.000 Exp. 05/24/2003		$33,100	5
United Kingdom Gilt (OTC)
7.250% due 12/07/2007 Strike @ 101.000 Exp. 04/03/2003	BP	3,000	0

Total Purchased Put Options (Cost $12)			5

SHORT-TERM INSTRUMENTS 34.9%
Commercial Paper 32.0%
Barclays US Funding Corp.
1.220% due 06/11/2003		$2,400	2,394
Canadian Wheat Board
1.240% due 06/11/2003		1,500	1,496
CDC Commercial Paper Corp.
1.240% due 04/24/2003		6,800	6,795
Danske Corp.
1.240% due 04/25/2003		6,000	5,995
1.220% due 05/12/2003		700	699
Federal Home Loan Bank
1.225% due 05/09/2003		1,000	999
1.230% due 05/28/2003		1,500	1,497
HBOS Treasury Services PLC
1.280% due 04/02/2003		500	500
1.270% due 04/24/2003		1,500	1,499
1.250% due 04/30/2003		1,800	1,798
1.250% due 05/01/2003		2,400	2,397
1.260% due 05/06/2003		800	799
National Australia Funding, Inc.
1.250% due 04/02/2003		8,000	8,000
Nestle Capital Corp.
1.245% due 06/12/2003		2,500	2,494
Royal Bank of Scotland PLC
1.255% due 04/29/2003		3,000	2,997
1.245% due 05/02/2003		4,000	3,996
Svenska Handelsbank, Inc.
1.270% due 04/22/2003		800	799
1.255% due 05/07/2003		800	799
UBS Finance, Inc.
1.215% due 04/21/2003		8,000	7,994

			53,947

Repurchase Agreement 0.6%
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Federal Home Loan Bank 1.250% due 04/08/2004 valued at $1,030. Repurchase proceeds are $1,005.)		1,005	1,005

U.S. Treasury Bills 2.3%
1.154% due 05/08/2003-05/15/2003 (e)(f)		3,935	3,931

Total Short-Term Instruments (Cost $58,882)			58,883

Total Investments 129.1% (Cost $203,029)			$217,455
Written Options (g) (0.8%)			(1,288)
(Premiums $695)
Other Assets and Liabilities (Net) (28.3%)			(47,688)

Net Assets 100.0%			$168,479

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Restricted security.

(c)	Security, or a portion thereof, subject to financing transaction.

(d)	Principal amount of security is adjusted for inflation.

(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f)	Securities with an aggregate market value of $1,683 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor March Futures (03/2004)—Short	7	$(19)
Euribor December Futures (12/2003)—Long	15	45
Euro-Bobl 5 Year Note (06/2003)—Long	352	(290)
Euro-Bund 10 Year Note (06/2003)—Long	72	(84)
Government of Japan 10 Year Note (06/2003)—Long	5	$23
U.S. Treasury 5 Year Note (06/2003)—Long	7	0
U.S. Treasury 10 Year Note (06/2003)—Long	131	(90)

		$(415)

(g)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Call—OTC 7 Year Interest Rate Swap
Strike @ 5.175%** Exp. 10/04/2004	$8,000	$248	$463
Put—OTC 10 Year Interest Rate Swap
Strike @ 6.000%* Exp. 10/20/2003	2,200	102	9
Call—OTC 10 Year Interest Rate Swap
Strike @ 5.650%** Exp. 11/19/2003	3,200	109	305
Call—OTC 7 Year Interest Rate Swap
Strike @ 5.500%** Exp. 01/07/2005	5,200	114	351
Call—OTC 30 Year Interest Rate Swap
Strike @ 5.480%** Exp. 04/03/2006	1,000	30	66
Call—OTC 10 Year Interest Rate Swap
Strike @ 4.000%** Exp. 10/20/2003	2,200	32	27
Call—OTC 10 Year Interest Rate Swap
Strike @ 4.000%** Exp. 03/03/2004	700	16	10

Type	# of Contracts	Premium	Value

Call—CBOT U.S. Treasury Note June Futures
Strike @ 116.000 Exp. 05/24/2003	14	10	12
Call—CBOT U.S. Treasury Note June Futures
Strike @ 113.000 Exp. 05/24/2003	18	34	45

		$695	$1,288

*	The Fund will pay a floating rate based on 3-month LIBOR.

** The Fund will receive a floating rate based on 3-month LIBOR

(h)	Written options with premiums to be determined on a future date:

Type	# of Contracts	Unrealized Appreciation

Call & Put—OTC% U.S. Dollar Forward Delta/Neutral Straddle vs. Japanese Yen Strike and premium determined on 12/18/2007, based upon implied volatility parameter of 18.500%.
Counterparty: AIG International Inc. Exp. 12/18/2012	1,030	$31

90	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

(i)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Lehman Brothers, Inc. Exp. 03/15/2016	BP	3,500	$(43)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2016		7,980	(4)
Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 03/15/2006		400	29
Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/15/2004		1,700	76
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2017		800	(3)
Receive floating rate based on 6- month BP- LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2032		2,100	26
Receive floating rate based on 6- month BP- LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2032		1,000	(8)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6- month BP- LIBOR.
Counterparty: UBS Warburg LLC Exp. 06/17/2006		4,000	43
Receive floating rate based on 6- month BP- LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 06/17/2013		2,200	11
Receive a fixed rate equal to 5.500% and pay floating rate based on 6- month BP- LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2008		900	93
Receive a fixed rate equal to 4.000% and pay floating rate based on 6- month BP- LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/17/2006		6,600	44
Receive floating rate based on 6- month BP- LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/17/2013		3,300	24
Receive a fixed rate equal to 1.500% and pay floating rate based on 3- month SF-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/29/2005	SF	9,800	7
Receive a fixed rate equal to 6.500% and pay floating rate based on 6- month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2016	EC	8,700	$(27)
Receive a fixed rate equal to 4.500% and pay floating rate based on 6- month EC-LIBOR.
Counterparty: ABN AMRO Bank, N.V. Exp. 03/19/2004		5,000	22
Receive a fixed rate equal to 4.000% and pay floating rate based on 6- month EC-LIBOR.
Counterparty: UBS Warburg LLC Exp. 03/15/2007		1,400	4
Receive a fixed rate equal to 6.000% and pay floating rate based on 6- month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/20/2018		5,100	(32)
Receive a fixed rate equal to 4.500% and pay floating rate based on 6- month EC-LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/19/2004		16,500	110
Receive a fixed rate equal to 6.000% and pay floating rate based on 6- month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2032		1,400	18
Receive floating rate based on 6- month EC-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 12/15/2031		2,900	(290)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6- month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2032		3,800	74
Receive floating rate based on 6- month EC-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Citibank N.A., London Exp. 06/18/2012		3,700	(305)
Receive floating rate based on 6- month EC-LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2031		1,500	(269)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6- month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2017		1,300	16
Receive a fixed rate equal to 5.500% and pay floating rate based on 6- month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2016		1,800	(3)
Receive floating rate based on 3- month H$-HIBOR and pay a fixed rate equal to 5.550%.
Counterparty: Goldman Sachs & Co. Exp. 03/16/2006	H$	4,300	(48)
Receive floating rate based on 3- month H$-HIBOR and pay a fixed rate equal to 5.906%.
Counterparty: Goldman Sachs & Co. Exp. 07/11/2006		50,000	(644)
Receive floating rate based on 6- month JY-LIBOR and pay a fixed rate equal to 1.300%.
Counterparty: Goldman Sachs & Co. Exp. 09/21/2011	JY	340,000	$(179)
Receive floating rate based on 6- month JY-LIBOR and pay a fixed rate equal to 2.020%.
Counterparty: Goldman Sachs & Co. Exp. 05/18/2010		226,000	(215)
Receive floating rate based on 6- month JY-LIBOR and pay a fixed rate equal to 1.310%.
Counterparty: Goldman Sachs & Co. Exp. 07/14/2005		232,000	(53)
Receive floating rate based on 6- month JY-LIBOR and pay a fixed rate equal to 0.660%.
Counterparty: UBS Warburg LLC Exp. 06/17/2007		660,000	(101)
Receive a fixed rate equal to 5.710% and pay floating rate based on 3- month LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 07/11/2006		$6,400	659
Receive a fixed rate equal to 5.440% and pay floating rate based on 3- month LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 03/19/2006		600	54
Receive a fixed rate equal to 7.100% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 11.125% due 09/30/2004.
Counterparty: J.P. Morgan Chase & Co. Exp. 02/14/2004		400	3
Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.
Counterparty: Lehman Brothers, Inc. Exp. 09/10/2003		800	1
Receive floating rate based on 3- month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Bank of America, N.A. Exp. 06/08/2013		1,300	(43)
Receive floating rate based on 3- month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 06/18/2013		3,500	(143)
Receive floating rate based on 3- month LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: Merrill Lynch & Co., Inc. Exp. 06/08/2023		5,800	(254)
Receive floating rate based on 3- month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Lehman Brothers, Inc. Exp. 06/08/2013		2,300	(94)
Receive a fixed rate equal to 4.000% and pay floating rate based on 3- month LIBOR.
Counterparty: UBS Warburg LLC Exp. 06/18/2005		7,300	96

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	91

Schedule of Investments (Cont.)

Global Bond Fund II

March 31, 2003

Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 01/22/2005	$300	$1
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/19/2004	300	0

		$(1,347)

(j)	Short sales open at March 31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note	4.750	11/15/2008	$2,400	$2,616	$2,623
U.S. Treasury Note	5.500	05/15/2009	9,900	11,211	11,084
U.S. Treasury Note	6.000	08/15/2009	1,400	1,624	1,603
U.S. Treasury Note	5.000	08/15/2011	1,100	1,206	1,188
U.S. Treasury Note	4.375	05/15/2007	8,800	9,453	9,417
U.S. Treasury Note	4.375	08/15/2012	1,700	1,778	1,806
U.S. Treasury Note	3.000	11/15/2007	2,000	2,028	2,022
Republic of Venezuela	1.000	12/18/2007	833	579	609

				$30,495	$30,352

(k)	Principal amount denoted in indicated currency:

A$—Australian Dollar

BP—British Pound

C$—Canadian Dollar

DK—Danish Krone

EC—Euro

H$—Hong Kong Dollar

JY—Japanese Yen

MP—Mexican Peso

N$—New Zealand Dollar

SF—Swiss Franc

SK—Swedish Krona

(l)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	A$	876	04/2003	$0	$(14)	$(14)
Sell		359	06/2003	0	(4)	(4)
Sell	BP	6,209	04/2003	118	(5)	113
Sell	C$	7,105	04/2003	0	(27)	(27)
Sell	DK	4,609	06/2003	7	0	7
Buy	EC	1,141	04/2003	0	(12)	(12)
Sell		23,869	04/2003	137	(68)	69
Buy	H$	5,088	04/2003	0	0	0
Sell	JY	291,457	04/2003	15	0	15
Buy		11,230	06/2003	0	(1)	(1)
Buy	MP	4,740	09/2003	17	0	17
Buy	N$	192	05/2003	0	0	0
Sell		664	05/2003	0	(5)	(5)
Sell	SK	9,852	06/2003	13	0	13

				$307	$(136)	$171

92	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

Schedule of Investments

GNMA Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

U.S. GOVERNMENT AGENCIES 0.1%
Small Business Administration
7.449% due 08/01/2010	$398	$455

Total U.S. Government Agencies (Cost $399)		455

MORTGAGE-BACKED SECURITIES 118.0%
Collateralized Mortgage Obligations 23.0%
Bank of America Mortgage Securities, Inc.
5.775% due 10/20/2032 (a)	1,380	1,408
CS First Boston Mortgage Securities Corp.
2.305% due 08/25/2031 (a)	700	707
1.666% due 03/25/2032 (a)	1,072	1,060
2.000% due 03/25/2032 (a)	1,339	1,320
1.930% due 08/25/2033 (a)	1,940	1,940
Fannie Mae
1.655% due 02/25/2025 (a)	1,000	1,002
Freddie Mac
5.000% due 01/15/2022	8,887	8,968
6.500% due 11/25/2023	31	31
General Electric Capital Mortgage Services, Inc.
6.750% due 06/25/2028	50	51
Government National Mortgage Association
6.000% due 02/20/2024	1,244	1,244
6.500% due 10/20/2025	15,736	15,854
1.580% due 12/16/2026 (a)	3,991	3,992
7.500% due 01/16/2027	3,425	3,441
1.812% due 05/16/2027	454	456
1.680% due 06/16/2027 (a)	8,453	8,480
5.800% due 07/20/2027	935	950
7.500% due 09/16/2027	6,632	6,737
1.780% due 07/16/2028 (a)	885	889
1.933% due 06/20/2030	864	871
1.580% due 08/16/2031 (a)	511	508
1.480% due 02/16/2032 (a)	6,877	6,875
1.830% due 04/16/2032	2,682	2,697
1.530% due 08/16/2032 (a)	3,795	3,801
Sequoia Mortgage Trust
1.624% due 06/20/2032 (a)	912	910
Structured Asset Mortgage Investments, Inc.
1.611% due 09/19/2032 (a)	1,457	1,452
Structured Asset Securities Corp.
1.605% due 10/25/2027 (a)	1,476	1,421
1.785% due 03/25/2031 (a)	209	211
1.955% due 08/25/2032 (a)	1,374	1,374
1.595% due 01/25/2033 (a)	1,453	1,451
Washington Mutual Mortgage Securities Corp.
6.010% due 01/25/2031 (a)	667	672

		80,773

Fannie Mae 3.6%
2.137% due 07/01/2011 (a)	2,574	2,560
2.184% due 07/01/2011 (a)	6,158	6,132
5.500% due 05/14/2033	3,500	3,560
6.500% due 05/01/2032	207	216
6.763% due 03/01/2018 (a)	27	28
9.000% due 07/01/2018	22	24

		12,520

Federal Housing Administration 0.1%
7.430% due 03/01/2022	47	51
8.137% due 09/01/2040	471	500

		551

Freddie Mac 1.7%
4.257% due 05/01/2019 (a)	25	26
5.057% due 06/01/2030 (a)	70	72
5.500% due 05/14/2033 (a)	2,000	2,037
6.000% due 05/14/2033	3,000	3,100
7.243% due 05/01/2031 (a)	676	698

		5,933

Government National Mortgage Association 88.9%
4.500% due 07/20/2029 (a)	$1,570	$1,606
5.375% due 05/20/2016 - 2/20/2026 (a)(b)	439	453
5.500% due 10/20/2030 - 5/21/2033 (a)(b)	169,604	174,269
5.625% due 12/20/2017 (a)	44	45
5.750% due 07/20/2018 - 8/20/2025 (a)(b)	94	97
6.000% due 04/23/2033 - 5/21/2033 (b)	19,000	19,814
6.500% due 02/15/2029 - -4/23/2033 (b)	93,447	98,128
7.000% due 04/23/2033	17,000	18,025
11.250% due 07/20/2015	110	128

		312,565

Stripped Mortgage-Backed Securities 0.7%
CS First Boston Mortgage Securities Corp. (IO)
7.000% due 08/25/2004	1,858	74
Fannie Mae Grantor Trust (PO)
0.000% due 07/25/2042	483	383
Freddie Mac (IO)
7.500% due 08/15/2029	452	48
Government National Mortgage Association (PO)
0.000% due 03/16/2026	737	724
0.000% due 03/20/2030	1,097	1,083

		2,312

Total Mortgage-Backed Securities (Cost $413,558)		414,654

ASSET-BACKED SECURITIES 5.2%
Ace Securities Corp.
1.645% due 06/25/2032 (a)	818	818
Advanta Business Card Master Trust
2.733% due 04/20/2008 (a)	100	99
Amortizing Residential Collateral Trust
1.595% due 07/25/2032 (a)	1,260	1,258
Asset-Backed Securities Corp.
1.700% due 03/15/2032 (a)	431	432
Centex Home Equity Loan Trust
1.605% due 01/25/2032 (a)	639	639
1.565% due 04/25/2032 (a)	1,425	1,423
Chase Funding Loan Acquisition Trust
1.545% due 04/25/2031 (a)	915	915
CIT Group Home Equity Loan Trust
1.575% due 06/25/2033 (a)	1,595	1,595
Conseco Finance Corp.
9.290% due 12/15/2029	399	419
8.480% due 12/01/2031	1,250	1,310
Countrywide Asset-Backed Certificates
1.565% due 05/25/2032 (a)	1,283	1,281
Credit-Based Asset Servicing and Securities
1.625% due 06/25/2032 (a)	795	794
CS First Boston Mortgage Securities Corp.
1.495% due 06/25/2032 (a)	536	536
General Electric Capital Mortgage Services, Inc.
7.200% due 04/25/2029	282	301
Home Equity Asset Trust
1.605% due 11/25/2032 (a)	831	830
Household Mortgage Loan Trust
1.583% due 05/20/2032 (a)	725	726
Indymac Home Equity Loan Asset-Backed Trust
2.375% due 12/25/2031 (a)	200	198
Irwin Home Equity Loan Trust
1.595% due 06/25/2029 (a)	771	770
NPF XII, Inc.
7.345% due 10/01/2003 (a)(c)	300	3
Saxon Asset Securities Trust
1.565% due 08/25/2032 (a)	836	835
Sequoia Mortgage Trust
1.645% due 10/25/2024 (a)	$2,035	$2,022
WFS Financial Owner Trust
1.590% due 10/20/2008 (a)	1,000	1,001

Total Asset-Backed Securities (Cost $18,451)		18,205

PURCHASED PUT OPTIONS 0.0%
Government National Mortgage Association (OTC)
5.500% due 06/19/2033 Strike @ 91.594 Exp. 06/12/2003	33,000	4

Total Purchased Put Options (Cost $4)		4

SHORT-TERM INSTRUMENTS 29.5%
Commercial Paper 28.7%
Alcon Capital Corp.
1.250% due 05/28/2003	21,200	21,158
Danske Corp.
1.250% due 04/30/2003	5,000	4,995
1.230% due 06/11/2003	4,400	4,389
Fannie Mae
1.200% due 06/18/2003	16,500	16,456
1.230% due 07/01/2003	2,100	2,094
Freddie Mac
1.230% due 05/29/2003	1,100	1,098
General Electric Capital Corp.
1.260% due 06/12/2003	2,800	2,793
HBOS Treasury Services PLC
1.255% due 06/05/2003	9,800	9,778
Nestle Capital Corp.
1.245% due 06/12/2003	2,400	2,394
Rabobank Nederland NV
1.390% due 04/01/2003	15,000	15,000
Royal Bank of Scotland PLC
1.250% due 05/28/2003	4,200	4,192
Svenska Handelsbank, Inc.
1.230% due 06/24/2003	1,600	1,596
UBS Finance, Inc.
1.390% due 04/01/2003	15,000	15,000

		100,943

Repurchase Agreement 0.6%
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Fannie Mae 2.600% due 10/24/2004 valued at $2,247. Repurchase proceeds are $2,200.)	2,200	2,200

U.S. Treasury Bills 0.2%
1.123% due 05/08/2003—5/15/2003 (b)	465	464

Total Short-Term Instruments (Cost $103,607)		103,607

Total Investments 152.8% (Cost $536,019)		$536,925
Other Assets and Liabilities (Net) (52.8%)		(185,451)

Net Assets 100.0%		$351,474

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	93

Schedule of Investments (Cont.)

GNMA Fund

March 31, 2003

Notes to Schedule of Investments (amounts in thousands):

(a)	Variable rate security. The rate listed is as of March31, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Security is in default.

(d)	Short sales open at March 31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

Fannie Mae	6.000	05/14/2033	$5,000	$5,170	$5,148
Government National Mortgage Association	5.500	04/23/2033	95,700	98,242	97,455

				$103,412	$102,603

(e)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized (Depreciation)

Receive floating rate based on 3- month LIBOR with 6.940% interest rate cap and pay a fixed amount equal to $316.
Counterparty: Lehman Brothers, Inc. Exp. 07/01/2011	$8,000	$(42)

94	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

Schedule of Investments

High Yield Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 73.6%
Banking & Finance 9.1%
Arvin Capital I
9.500% due 02/01/2027	$14,500	$14,192
Beaver Valley Funding Corp.
8.625% due 06/01/2007	15,248	16,486
9.000% due 06/01/2017	9,382	10,572
Bluewater Finance Ltd.
10.250% due 02/15/2012	25,070	25,070
Cedar Brakes II, LLC
9.875% due 09/01/2013	17,474	15,290
Choctaw Resort Development Enterprise
9.250% due 04/01/2009	11,495	12,300
Credit & Repackaged Securities Ltd.
11.100% due 12/19/2004	3,000	2,925
10.250% due 10/30/2006	10,150	11,340
8.900% due 04/01/2007	5,000	5,068
Finova Group, Inc.
7.500% due 11/15/2009	65,435	23,393
Fuji Bank Ltd.
9.870% due 12/31/2049 (a)	4,100	3,969
Gemstone Investors Ltd.
7.710% due 10/31/2004	34,050	31,671
H&E Equipment Services LLC
11.125% due 06/15/2012	16,990	13,040
HYDI 100
8.750% due 11/15/2007	103,780	105,252
9.700% due 11/15/2007	20,000	19,998
JET Equipment Trust
10.000% due 06/15/2012	8,680	2,213
7.630% due 08/15/2012	2,820	1,248
MDP Acquisition PLC
9.625% due 10/01/2012	11,460	12,133
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)	12,000	10,991
Morgan Stanley Dean Witter & Co.
12.563% due 05/01/2012	5,589	5,810
Pride Credit Linked
8.850% due 04/02/2007	5,000	5,309
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	6,930	5,371
7.250% due 02/15/2011	75,150	57,490
7.750% due 02/15/2031	5,730	4,040
Reliance Group Holdings, Inc.
9.000% due 11/15/2049 (b)	3,769	188
Riggs Capital Trust II
8.875% due 03/15/2027	12,175	11,417
Rotech Healthcare, Inc.
9.500% due 04/01/2012	23,600	23,364
SPX Corp.
9.400% due 06/14/2005	15,900	16,479
Steers Credit Backed Trust
6.965% due 05/27/2003 (a)	12,500	11,250
Tokai Capital Corp.
9.980% due 12/29/2049 (a)	9,400	8,873
Universal City Development Partners
11.750% due 04/01/2010	19,375	19,593
Ventas Capital Corp.
8.750% due 05/01/2009	18,900	20,058

		526,393

Industrials 52.0%
Abitibi-Consolidated Inc
6.950% due 04/01/2008	6,000	6,212
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	1,170	1,287
8.500% due 08/01/2029	4,500	4,567
8.850% due 08/01/2030	6,330	6,697
Allbritton Communications Co.
7.750% due 12/15/2012	3,075	3,144
7.750% due 12/15/2012	23,425	23,952
Allied Waste North America, Inc.
7.375% due 01/01/2004	$70	$71
8.875% due 04/01/2008	9,149	9,732
8.500% due 12/01/2008	27,795	29,358
7.875% due 01/01/2009	37,040	37,920
10.000% due 08/01/2009	13,693	14,275
9.250% due 09/01/2012	18,700	19,986
American Cellular Corp.
9.500% due 10/15/2009	21,975	5,494
American Media Operations, Inc.
10.250% due 05/01/2009	24,694	26,793
American Media, Inc.
8.875% due 01/15/2011	5,700	6,184
AmeriGas Partners LP
10.000% due 04/15/2006	5,905	6,407
8.830% due 04/19/2010	18,815	19,922
8.875% due 05/20/2011	2,490	2,652
Amphenol Corp.
9.875% due 05/15/2007	4,749	4,975
ANR Pipeline Co
8.875% due 03/15/2010	6,375	6,789
AOL Time Warner, Inc.
7.625% due 04/15/2031	17,050	18,158
Arco Chemical Co.
9.375% due 12/15/2005	9,825	9,690
10.250% due 11/01/2010	6,000	5,842
Avecia Group PLC
11.000% due 07/01/2009	23,373	19,984
Barrett Resources Corp.
7.550% due 02/01/2007	8,407	7,994
Beverly Enterprises, Inc.
9.000% due 02/15/2006	17,530	15,163
9.625% due 04/15/2009	12,400	10,478
Boyd Gaming Corp.
7.750% due 12/15/2012	28,580	28,937
British Sky Broadcasting Group PLC
6.875% due 02/23/2009	5,755	6,167
8.200% due 07/15/2009	18,949	21,255
BRL Universal Equipment
8.875% due 02/15/2008	1,315	1,414
Building Materials Corp.
7.750% due 07/15/2005	1,196	1,044
8.000% due 10/15/2007	1,222	999
8.000% due 12/01/2008	9,701	7,834
Cadmus Communications Corp.
9.750% due 06/01/2009	7,675	8,059
Canwest Media, Inc.
10.625% due 05/15/2011	16,275	18,004
Case Corp.
6.250% due 12/01/2003	29,145	29,145
CenterPoint Energy Resources Corp.
6.500% due 02/01/2008	3,500	3,377
Century Aluminum Co.
11.750% due 04/15/2008	6,675	6,708
CF Cable TV, Inc.
9.125% due 07/15/2007	10,349	10,851
Charter Communications Holdings LLC
8.250% due 04/01/2007	11,845	5,567
8.625% due 04/01/2009	5,934	2,774
10.000% due 04/01/2009	16,565	7,744
9.625% due 11/15/2009	23,557	10,365
0.000% due 04/01/2011 (c)	21,325	8,743
Chesapeake Energy Corp.
8.500% due 03/15/2012	8,400	8,904
9.000% due 08/15/2012	22,765	24,814
7.500% due 09/15/2013	18,115	18,613
7.750% due 01/15/2015	5,545	5,739
Circus & Eldorado Joint Venture Silver Legacy Capital Corp.
10.125% due 03/01/2012	9,921	9,425
Clear Channel Communications, Inc.
7.250% due 09/15/2003	4,100	4,188
CMS Panhandle Holding Co.
6.500% due 07/15/2009	$5,470	$5,388
7.000% due 07/15/2029	3,815	3,662
Coastal Corp.
7.750% due 06/15/2010	3,600	2,952
9.625% due 05/15/2012	2,550	2,218
Comcast Corp.
6.500% due 01/15/2015	1,500	1,583
7.050% due 03/15/2033	15,000	15,402
Community Health Systems, Inc.
10.228% due 10/19/2006	4,000	4,320
10.000% due 03/13/2007	3,500	3,724
Compass Minerals Group, Inc.
10.000% due 08/15/2011	2,875	3,191
Continental Airlines, Inc.
7.033% due 06/15/2011	1,855	911
7.461% due 04/01/2015	3,483	2,553
7.373% due 12/15/2015	10,000	4,706
Continental Cablevision
9.500% due 08/01/2013	7,900	9,224
Crown Castle International Corp.
10.625% due 11/15/2007	3,315	3,249
10.750% due 08/01/2011	19,188	18,804
Crown European Holdings S.A.
9.500% due 03/01/2011	31,120	31,237
10.875% due 03/01/2013	14,150	14,380
CSC Holdings, Inc.
8.125% due 07/15/2009	7,165	7,362
8.125% due 08/15/2009	7,150	7,329
7.625% due 04/01/2011	41,560	41,872
7.625% due 07/15/2018	21,900	21,298
Dex Media East LLC
9.875% due 11/15/2009	18,530	20,985
12.125% due 11/15/2012	10,470	12,250
7.375% due 12/15/2012	10,200	7,854
DirecTV Holdings LLC
8.375% due 03/15/2013	24,445	27,073
Dresser, Inc.
9.375% due 04/15/2011	32,995	32,665
Dunlop Stand Aerospace Holdings
11.875% due 05/15/2009	10,785	10,785
Dura Operating Corp.
8.625% due 04/15/2012	29,110	27,800
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010	6,350	5,084
7.670% due 11/08/2016	11,200	7,399
EchoStar DBS Corp.
10.375% due 10/01/2007	2,000	2,210
9.125% due 01/15/2009	5,000	5,487
9.375% due 02/01/2009	28,512	30,508
Equistar Chemicals LP
10.125% due 09/01/2008	18,500	17,945
8.750% due 02/15/2009	14,050	12,732
Extended Stay America, Inc.
9.875% due 06/15/2011	29,620	29,250
Extendicare Health Services
9.350% due 12/15/2007	10,050	8,191
9.500% due 07/01/2010	7,115	7,079
Fairpoint Communications, Inc.
6.358% due 05/01/2008 (a)	2,000	1,490
Ferrellgas Partners LP
6.990% due 08/01/2005	7,000	7,308
7.080% due 08/01/2006	5,000	4,940
7.120% due 08/01/2008	5,000	5,183
7.240% due 08/01/2010	10,000	10,911
8.750% due 06/15/2012	15,803	16,593
Fimep S.A.
10.500% due 02/15/2013	7,900	8,413
Fisher Scientific International, Inc.
8.125% due 05/01/2012	4,700	5,029
Foamex L.P.
10.750% due 04/01/2009	10,715	7,125

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	95

Schedule of Investments (Cont.)

High Yield Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

Fresenius Medical Care
7.875% due 06/15/2011	$18,895	$19,273
Gap, Inc.
5.625% due 05/01/2003	14,505	14,523
Garden State Newspapers, Inc.
8.750% due 10/01/2009	14,590	15,028
8.625% due 07/01/2011	11,456	11,828
Georgia-Pacific Corp.
6.700% due 11/15/2003	16,470	16,717
8.125% due 05/15/2011	910	860
9.875% due 11/01/2021	1,650	1,493
9.625% due 03/15/2022	7,486	6,625
9.500% due 05/15/2022	25,719	22,761
9.125% due 07/01/2022	17,310	15,146
8.250% due 03/01/2023	7,100	5,715
8.125% due 06/15/2023	13,525	11,023
8.875% due 05/15/2031	9,700	8,293
Giant Industries, Inc.
11.000% due 05/15/2012	6,970	6,203
Golden Northwest Aluminum
12.000% due 12/15/2006	950	95
Gray Television, Inc.
9.250% due 12/15/2011	14,295	15,564
Greif Brothers Corp.
8.875% due 08/01/2012	6,125	6,416
Hanover Equipment Trust
8.500% due 09/01/2008	30,925	30,461
HCA, Inc.
8.130% due 08/04/2003	126	128
7.875% due 02/01/2011	4,553	5,104
6.300% due 10/01/2012	2,000	2,058
7.690% due 06/15/2025	5,000	5,237
HEALTHSOUTH Corp.
8.500% due 02/01/2008 (b)	12,780	5,943
8.375% due 10/01/2011 (b)	26,365	12,260
Hercules, Inc.
11.125% due 11/15/2007	200	221
11.125% due 11/15/2007	7,025	7,973
Hilton Hotels Corp.
7.625% due 12/01/2012	29,300	29,433
HMH Properties, Inc.
7.875% due 08/01/2008	8,400	7,938
Hollinger International Publishing, Inc.
9.000% due 12/15/2010	25,670	27,274
Hollinger Participation Trust
12.125% due 11/15/2010 (d)	19,433	19,579
Host Marriott LP
8.375% due 02/15/2006 (a)	11,832	11,625
9.500% due 01/15/2007	27,485	27,519
9.250% due 10/01/2007	6,765	6,765
Houghton Mifflin Co.
8.250% due 02/01/2011	13,000	13,975
9.875% due 02/01/2013	8,000	8,680
Ingles Markets, Inc.
8.875% due 12/01/2011	8,575	8,275
Insight Midwest, L.P.
9.750% due 10/01/2009	20,930	21,714
10.500% due 11/01/2010	20,026	21,428
ISP Chemco, Inc.
10.250% due 07/01/2011	22,740	24,616
ISP Holdings, Inc.
10.625% due 12/15/2009	10,154	10,002
ITT Corp.
6.750% due 11/15/2003	1,500	1,523
Johnsondiversey, Inc.
9.625% due 05/15/2012	7,970	8,608
Jupiters Ltd.
8.500% due 03/01/2006	11,395	12,364
K&F Industries, Inc.
9.625% due 12/15/2010	6,600	7,029
Kmart Corp.
12.350% due 01/01/2008 (e)	3,363	888
La Quinta Corp.
8.875% due 03/15/2011	$7,600	$7,666
Leviathan Gas Corp.
10.375% due 06/01/2009	6,548	6,875
Lyondell Chemical Co.
9.625% due 05/01/2007	7,737	7,776
9.500% due 12/15/2008	25,625	24,984
11.125% due 07/15/2012	2,273	2,353
Lyondell Petroleum
6.280% due 06/30/2006	147	148
Mail Well I Corp.
9.625% due 03/15/2012	19,170	18,739
Mandalay Resort Group
6.750% due 07/15/2003	18,832	19,020
9.375% due 02/15/2010	37,292	39,250
7.625% due 07/15/2013	11,475	11,188
6.700% due 11/15/2096	3,474	3,489
Mediacom Broadband LLC
11.000% due 07/15/2013	27,290	30,633
MGM Mirage, Inc.
8.500% due 09/15/2010	3,000	3,330
8.375% due 02/01/2011	30,080	32,336
Midwest Generation LLC
8.300% due 07/02/2009	4,450	4,116
8.560% due 01/02/2016	25,650	22,700
Millenium America, Inc.
9.250% due 06/15/2008	16,590	18,000
Mirage Resorts, Inc.
7.250% due 10/15/2006	4,000	4,190
6.750% due 08/01/2007	5,750	5,923
6.750% due 02/01/2008	5,975	6,154
Newpark Resources, Inc.
8.625% due 12/15/2007	12,635	12,572
OM Group, Inc.
9.250% due 12/15/2011	15,295	12,007
Owens-Brockway Glass Container, Inc.
8.750% due 11/15/2012	30,500	31,530
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009	25,720	28,035
Packaging Corp. of America
9.625% due 04/01/2009	4,000	4,345
PanAmSat Corp.
8.500% due 02/01/2012	59,958	62,057
6.875% due 01/15/2028	9,595	8,935
Park Place Entertainment Corp.
7.875% due 12/15/2005	3,695	3,806
9.375% due 02/15/2007	5	5
8.875% due 09/15/2008	5,325	5,671
Peabody Energy Corp.
6.875% due 03/15/2013	25,100	25,539
Pemex Project Funding Master Trust
7.375% due 12/15/2014	16,900	17,386
Premcor Refining Group, Inc.
9.250% due 02/01/2010	500	535
Pride International, Inc.
9.375% due 05/01/2007	24,023	25,044
10.000% due 06/01/2009 (a)	104	114
Quebecor Media, Inc.
11.125% due 07/15/2011	37,649	41,037
Qwest Corp.
4.920% due 05/03/2003	5,897	5,566
7.625% due 06/09/2003	18,031	18,121
7.200% due 11/01/2004	7,150	7,150
7.250% due 11/01/2008 (a)	4,170	3,565
7.500% due 11/01/2008	3,900	3,383
8.875% due 03/15/2012	37,615	40,248
6.875% due 09/15/2033	2,170	1,845
Racers
8.375% due 10/01/2007 (a)	19,299	15,102
Renaissance Media Group
10.000% due 04/15/2008	7,460	6,621
RH Donnelley Finance Corp.
8.875% due 12/15/2010	$2,500	$2,769
10.875% due 12/15/2012	11,200	12,852
Riggs Capital Trust
8.625% due 12/31/2026	13,550	12,628
Rogers Cablesystems, Inc.
10.000% due 03/15/2005	4,718	5,025
10.000% due 12/01/2007	3,600	3,807
11.000% due 12/01/2015	8,000	8,480
Rogers Cantel, Inc.
8.300% due 10/01/2007	4,359	4,424
9.375% due 06/01/2008	37,253	38,650
Roundy’s, Inc.
8.875% due 06/15/2012	36,408	36,408
Safety-Kleen Corp.
9.250% due 06/01/2008 (b)	22,459	225
9.250% due 05/15/2009 (b)	11,042	373
Salem Communications Holding Corp.
7.750% due 12/15/2010	12,420	12,544
Shaw Communications, Inc.
8.250% due 04/11/2010	8,770	9,077
7.200% due 12/15/2011	8,975	8,840
Silgan Holdings, Inc.
9.000% due 06/01/2009	2,620	2,725
Sonat, Inc.
7.625% due 07/15/2011	7,027	5,586
SPX Corp.
7.500% due 01/01/2013	4,475	4,777
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	18,300	18,323
8.375% due 05/01/2012	19,800	19,825
Stone Container Corp.
11.500% due 08/15/2006	4,600	4,957
9.750% due 02/01/2011	1,000	1,113
TCI Communications Finance
9.650% due 03/31/2027	10,610	11,534
TeleCorp PCS, Inc.
7.500% due 06/01/2007	48,685	51,606
10.625% due 07/15/2010	14,574	16,797
Tembec Industries, Inc.
8.500% due 02/01/2011	2,200	2,263
Tesoro Petroleum Corp.
9.625% due 04/01/2012	26,475	22,769
Time Warner Telecom, Inc.
9.750% due 07/15/2008	6,515	5,179
10.125% due 02/01/2011	5,325	4,233
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	70	75
Tritel PCS, Inc.
0.000% due 05/15/2009 (c)	16,639	16,722
10.375% due 01/15/2011	33,971	39,321
TRW Automotive, Inc.
9.375% due 02/15/2013	25,295	25,421
11.750% due 02/15/2013	1,000	1,034
Tyco International Group S.A.
6.250% due 06/15/2003	38,834	39,222
6.125% due 01/15/2009	1,100	1,040
6.750% due 02/15/2011	27,020	25,939
6.375% due 10/15/2011	1,650	1,551
U.S. Airways, Inc.
9.625% due 09/01/2003 (b)	18,718	4,399
9.330% due 01/01/2006 (b)	3,336	683
United Airlines, Inc.
2.120% due 12/02/2002 (a)	3,669	2,647
6.201% due 09/01/2008	2,300	1,701
9.410% due 06/15/2010	1,172	299
7.730% due 07/01/2010	27,485	18,700
7.186% due 04/01/2011	4,074	2,974
6.602% due 09/01/2013	6,500	4,715
7.783% due 01/01/2014	846	584
8.360% due 01/20/2019	1,909	1,521

96	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Vintage Petroleum, Inc.
8.625% due 02/01/2009	$6,243	$6,462
9.750% due 06/30/2009 (a)	5,000	5,325
7.875% due 05/15/2011	12,495	12,682
8.250% due 05/01/2012	24,900	26,581
VoiceStream Wireless Corp.
10.375% due 11/15/2009	12,825	14,235
Williams Cos., Inc.
9.250% due 03/15/2004	61,545	60,776
7.375% due 11/15/2006	3,600	3,672
7.625% due 07/15/2019	4,910	3,903
7.875% due 09/01/2021	25,990	20,792
7.500% due 01/15/2031	8,050	6,279
7.750% due 06/15/2031	10,625	8,288
8.750% due 03/15/2032	2,200	1,859
Young Broadcasting, Inc.
9.000% due 01/15/2006	13,406	13,540
8.750% due 06/15/2007	8,000	8,120
8.500% due 12/15/2008	7,070	7,512
10.000% due 03/01/2011	28,567	30,424

		3,024,109

Utilities 12.5%
AES Corp.
10.000% due 12/12/2005	5,000	5,125
AT&T Corp.
8.500% due 11/15/2031	17,755	19,150
Calpine Corp.
7.625% due 04/15/2006	6,225	3,766
8.750% due 07/15/2007	24,241	14,181
7.875% due 04/01/2008	9,898	5,592
8.500% due 05/01/2008	9,400	5,452
8.625% due 08/15/2010	6,260	3,506
8.500% due 02/15/2011	995	562
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	6,950	6,915
CMS Energy Corp.
8.375% due 07/01/2003	5,575	5,547
7.625% due 11/15/2004	7,815	7,268
7.000% due 01/15/2005	13,602	12,038
8.900% due 07/15/2008	8,100	7,169
7.500% due 01/15/2009	11,605	9,806
CMS Panhandle Holding Co.
6.125% due 03/15/2004	70	71
Consumers Energy Co.
6.200% due 05/01/2008	7,700	7,713
Edison International, Inc.
6.875% due 09/15/2004	18,250	18,341
Edison Mission Energy
10.000% due 08/15/2008	2,425	1,879
9.875% due 04/15/2011	7,225	5,455
El Paso Corp.
6.750% due 05/15/2009	8,400	6,804
7.000% due 05/15/2011	2,150	1,709
7.800% due 08/01/2031	4,700	3,384
7.750% due 01/15/2032	34,785	25,045
El Paso Energy Partners
8.500% due 06/01/2010	13,675	13,983
8.500% due 06/01/2011	20,084	20,586
El Paso Natural Gas Co.
8.625% due 01/15/2022	7,000	6,545
Fairpoint Communications, Inc.
11.875% due 03/01/2010	6,775	7,148
France Telecom S.A.
9.250% due 03/01/2011	19,760	23,794
IPALCO Enterprises, Inc.
7.625% due 11/14/2011	5,015	4,924
Niagara Mohawk Power Co.
0.000% due 07/01/2010 (c)	6,900	7,141
NorAm Energy Corp.
6.375% due 11/01/2003	20,855	20,803
7.750% due 02/15/2011	27,855	27,855
Pinnacle Partners
8.830% due 08/15/2004	$51,840	$52,149
PSEG Energy Holdings, Inc.
8.625% due 02/15/2008	2,000	2,067
10.000% due 10/01/2009	15,185	16,157
8.500% due 06/15/2011	37,525	38,296
Reliant Energy Resources Corp.
8.125% due 07/15/2005	13,000	13,065
Rocky River Realty
8.810% due 04/14/2007 (e)	2,021	2,318
Rogers Communication, Inc.
9.125% due 01/15/2006	2,211	2,258
8.875% due 07/15/2007	354	363
Rural Cellular Corp.
9.625% due 05/15/2008	10,208	7,426
9.750% due 01/15/2010	2,950	2,146
SESI, LLC
8.875% due 05/15/2011	19,579	20,852
South Point Energy Corp.
8.400% due 05/30/2012	29,976	22,346
Southern California Edison Co.
8.000% due 02/15/2007	17,920	19,264
Sprint Capital Corp.
6.125% due 11/15/2008	10,055	10,005
7.625% due 01/30/2011	31,700	32,651
8.375% due 03/15/2012	10,820	11,577
6.900% due 05/01/2019	11,800	10,856
6.875% due 11/15/2028	34,790	30,615
8.750% due 03/15/2032	37,690	39,009
TeleCorp PCS, Inc.
0.000% due 04/15/2009 (c)	10,244	10,295
Texas Utilities Corp.
5.520% due 08/16/2003	18,340	18,523
TSI Telecommunication Services, Inc.
12.750% due 02/01/2009	9,800	9,212
TXU Corp.
6.375% due 01/01/2008	2,095	2,153
7.000% due 03/15/2013	14,500	14,819
Wilmington Trust Co.—Tucson Electric
10.210% due 01/01/2009 (e)	448	448
10.732% due 01/01/2013 (e)	7,015	7,015
WorldCom, Inc.—WorldCom Group
7.750% due 04/01/2007 (b)	10,000	2,700
7.500% due 05/15/2011 (b)	8,000	2,160
6.950% due 08/15/2028 (b)	12,700	3,429
8.250% due 05/15/2031 (b)	43,450	11,732

		725,163

Total Corporate Bonds& Notes (Cost $4,351,199)		4,275,665

MUNICIPAL BONDS & NOTES 0.2%
California 0.2%
Los Angeles, California Community Redevelopment Agency Revenue Bonds, Series 2002
8.250% due 09/01/2007	855	909
9.000% due 09/01/2012	725	786
9.750% due 09/01/2017	1,160	1,270
9.750% due 09/01/2022	1,375	1,476
9.750% due 09/01/2027	2,170	2,352
9.750% due 09/01/2032	3,480	3,782

		10,575

New Jersey 0.0%
New Jersey Tobacco Settlement Funding Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	2,000	1,844

Total Municipal Bonds& Notes (Cost $11,844)		12,419

MORTGAGE-BACKED SECURITIES 0.0%
Collateralized Mortgage Obligations 0.0%
Red Mountain Funding Corp.
9.150% due 11/28/2027	$4,517	$2,278

Total Mortgage-Backed Securities (Cost $4,247)		2,278

ASSET-BACKED SECURITIES 2.5%
American Cellular Corp.
7.000% due 03/31/2007 (a)	4,616	3,508
Ball Corp.
3.510% due 12/31/2009 (a)	1,995	2,003
Centennial Cellular
4.340% due 05/30/2007	192	155
4.340% due 05/31/2007 (a)	835	675
4.350% due 05/31/2007 (a)	4,093	3,412
4.590% due 11/30/2007 (a)	184	148
4.510% due 01/04/2008 (a)	1,835	1,484
Centennial Puerto Rico
4.340% due 05/31/2007 (a)	99	80
4.590% due 01/04/2008	100	81
4.590% due 01/04/2008 (a)	1,835	1,484
Charter Communications Holdings LLC
4.120% due 03/18/2008 (a)	11,889	10,392
CITGO Petroleum Corp.
8.250% due 02/24/2006 (a)	2,000	2,016
Commonwealth Brands
5.375% due 08/28/2007 (a)	3,000	2,994
DaVita, Inc.
4.310% due 03/31/2009 (a)	304	305
4.340% due 04/30/2009 (a)	1,388	1,391
4.352% due 04/30/2009 (a)	797	799
4.456% due 04/30/2009 (a)	1,388	1,391
4.821% due 04/30/2009 (a)	1,092	1,095
Del Monte Corp.
5.040% due 12/31/2010 (a)	532	537
5.051% due 12/31/2010 (a)	2,468	2,492
Dex Media East LLC
5.560% due 06/30/2009 (a)	2,449	2,477
DirecTV Holdings LLC
4.830% due 06/30/2010 (a)	2,500	2,499
Extended Stay America, Inc.
4.310% due 01/31/2009 (a)	4,611	4,521
Insight Midwest, L.P.
4.562% due 12/15/2009 (a)	3,500	3,387
4.562% due 12/31/2009 (a)	7,000	6,775
Las Vegas Sands, Inc.
4.400% due 06/30/2004	1,995	2,008
Lyondell Petroleum
6.250% due 06/30/2006 (a)	29	29
Messer Griesheim Holding AG
4.100% due 04/27/2009 (a)	1,491	1,500
4.600% due 04/27/2010 (a)	2,203	2,216
4.550% due 10/04/2027 (a)	556	559
Mission Energy
8.880% due 07/25/2006 (a)	6,500	2,202
Nextel Communications, Inc.
4.375% due 03/31/2008 (a)	9,146	8,793
Nextel Partners, Inc.
4.750% due 06/30/2008 (a)	17,918	17,485
5.000% due 12/31/2008 (a)	17,918	17,485
Penn National Gaming, Inc.
5.290% due 03/01/2009 (a)	1,667	1,668
5.320% due 04/01/2009 (a)	1,667	1,667
5.320% due 05/01/2009 (a)	1,667	1,667
RH Donnelley Finance Corp.
5.290% due 06/30/2010 (a)	2,917	2,940
5.340% due 07/30/2010 (a)	2,917	2,889
5.310% due 08/30/2010 (a)	1,647	1,631

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	97

Schedule of Investments (Cont.)

High Yield Fund

March 31, 2003

	Principal Amount (000s)		Value (000s)

Rural Cellular Corp.
4.590% due 03/31/2008 (a)		$8	$6
4.590% due 10/03/2008 (a)		8	6
4.630% due 10/03/2008 (a)		8	6
4.840% due 04/02/2009 (a)		8	6
4.630% due 04/03/2009 (a)		2,978	2,581
4.840% due 04/03/2009 (a)		8	6
4.880% due 04/03/2009 (a)		2,978	2,581
4.840% due 04/04/2009 (a)		8	7
Southern California Edison Co.
4.375% due 03/01/2005 (a)		3,000	3,004
Stone Container Corp.
3.812% due 06/30/2009 (a)		7,419	7,342
TRW Automotive, Inc.
7.250% due 03/01/2011 (a)		3,000	2,960
Ventas Capital Corp.
3.870% due 04/17/2007 (a)		2,481	2,460
Xerox Corp.
5.300% due 04/30/2005 (a)		4,990	4,913

Total Asset-Backed Securities (Cost $152,338)			146,718

SOVEREIGN ISSUES 6.7%
Republic of Brazil
2.562% due 04/15/2006 (a)		83,748	76,529
11.500% due 03/12/2008		10,000	9,225
11.000% due 01/11/2012		17,100	14,578
8.000% due 04/15/2014		42,902	34,000
11.000% due 08/17/2040		10,525	7,920
Republic of Colombia
7.625% due 02/15/2007		3,050	2,997
10.000% due 01/23/2012		11,300	11,639
10.750% due 01/15/2013		4,000	4,240
11.750% due 02/25/2020		7,000	7,665
10.375% due 01/28/2033		14,850	14,664
Republic of Panama
8.250% due 04/22/2008		7,000	7,472
9.625% due 02/08/2011		13,000	14,723
9.375% due 07/23/2012		6,000	6,634
4.750% due 07/17/2014		3,194	2,843
2.250% due 07/17/2016 (a)		5,727	4,696
10.750% due 05/15/2020		4,000	4,650
9.375% due 01/16/2023		2,720	2,870
8.875% due 09/30/2027		1,525	1,567
Republic of Peru
9.125% due 01/15/2008		6,000	6,480
9.125% due 02/21/2012		45,760	48,391
9.875% due 02/06/2015		4,000	4,320
Russian Federation
11.000% due 07/24/2018		5,000	6,600
5.000% due 03/31/2030		33,900	29,398
United Mexican States
6.375% due 01/16/2013		21,130	21,183
6.625% due 03/03/2015		6,000	6,015
8.125% due 12/30/2019		2,500	2,695
8.000% due 09/24/2022		7,950	8,340
8.300% due 08/15/2031		22,550	24,298

Total Sovereign Issues (Cost $366,510)			386,632

FOREIGN CURRENCY-DENOMINATED ISSUES (k)(l) 3.5%
Ball Corp.
5.025% due 11/30/2009	EC	5,440	5,961
Barry Callebaut Services NV
9.250% due 03/15/2010		3,000	3,429
Del Monte Corp.
6.578% due 12/31/2010		978	1,077
El Paso Corp.
5.750% due 03/14/2006		5,000	4,395
7.125% due 05/06/2009		13,600	11,479
Fort James Corp.
4.750% due 06/29/2004	EC	5,700	$5,931
Fresenius Medical Care
7.375% due 06/15/2011		6,000	6,419
Johnsondiversey, Inc.
9.625% due 05/15/2012		3,500	3,949
Kronos International, Inc.
8.875% due 06/30/2009		15,865	17,104
Legrand S.A.
11.000% due 02/15/2013		18,060	20,656
MDP Acquisitions PLC
10.125% due 10/01/2012		22,475	25,248
Messer Griesheim Holding AG
5.471% due 04/27/2009		2,000	2,195
10.375% due 06/01/2011		5,700	6,670
Remy Cointreau S.A.
10.000% due 07/30/2005		4,900	5,620
TRW Automotive, Inc.
10.125% due 02/15/2013		13,000	14,257
Tyco International Group S.A.
4.375% due 11/19/2004		28,500	29,902
6.125% due 04/04/2007		6,400	6,502
5.500% due 11/19/2008		15,737	15,206
Vivendi Universal S.A.
1.000% due 07/05/2003		1,211	1,352
Xerox Capital Europe PLC
5.250% due 12/03/2004		9,500	9,833
Xerox Corp.
3.500% due 02/04/2004		5,000	5,279

Total Foreign Currency-Denominated Issues (Cost $186,302)			202,464

CONVERTIBLE BONDS & NOTES 2.1%
Consumer Staples 0.2%
Elan Finance Corp. Ltd.
0.000% due 12/14/2018		$26,850	13,022

Healthcare 0.5%
HEALTHSOUTH Corp.
3.250% due 04/01/2049 (b)		12,900	1,677
Total Renal Care Holdings
7.000% due 05/15/2009		24,203	24,596

			26,273

Industrials 1.0%
Clear Channel Communications, Inc.
2.625% due 04/01/2003		2,400	2,403
Dimon, Inc.
6.250% due 03/31/2007		39,027	35,199
Pride International, Inc.
0.000% due 04/24/2018		36,200	18,010

			55,612

Technology 0.1%
Solectron Corp.
0.000% due 05/08/2020		7,499	4,696

Utilities 0.3%
America Online, Inc.
0.000% due 12/06/2019		10,000	5,863
Rogers Communication, Inc.
2.000% due 11/26/2005		17,615	14,092

			19,955

Total Convertible Bonds & Notes (Cost $127,450)			119,558

PREFERRED STOCK 1.1%
		Shares
CSC Holdings, Inc.
11.125% due 04/01/2008		182,696	18,726
Fresenius Medical Care
7.875% due 02/01/2008		44,822	$46,279

Total Preferred Stock (Cost $63,931)			65,005

SHORT-TERM INSTRUMENTS 9.1%
	Principal Amount (000s)
Commercial Paper 7.2%
Alcon Capital Corp.
1.250% due 04/17/2003		$2,250	2,249
CDC Commercial Paper Corp.
1.230% due 05/21/2003		11,000	10,981
Danske Corp.
1.250% due 04/24/2003		5,000	4,996
1.240% due 04/25/2003		15,900	15,887
1.255% due 04/28/2003		29,100	29,073
Federal Home Loan Bank
1.230% due 05/28/2003		75,000	74,854
Freddie Mac
1.225% due 05/30/2003		65,000	64,869
HBOS Treasury Services PLC
1.260% due 05/02/2003		20,000	19,978
UBS Finance, Inc.
1.390% due 04/01/2003		95,000	95,000
1.240% due 04/14/2003		31,800	31,786
1.240% due 04/16/2003		44,800	44,777
1.215% due 04/21/2003		23,400	23,384

			417,834

Repurchase Agreements 1.4%
State Street Bank
1.050% due 04/01/2003		82,782	82,782

(Dated 03/31/2003. Collateralized by Federal Home Loan Bank 1.250% due 04/13/2004 valued at $7,940 and Fannie Mae 2.600% due 10/24/2004 valued at $76,501. Repurchase proceeds are $82,784.)

U.S. Treasury Bills 0.5%
1.151% due 05/08/2003 - 05/15/2003 (f)(g)		29,685	29,644

Total Short-Term Instruments (Cost $530,260)			530,260

Total Investments 98.8% (Cost $5,794,081)			$5,740,999
Written Options (j) (0.4%) (Premiums $17,926)			(21,736)
Other Assets and Liabilities (Net) 1.6%			92,114

Net Assets 100.0%			$5,811,377

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Security is in default.

(c)	Security becomes interest bearing at a future date.

(d)	Payment in-kind bond security.

(e)	Restricted security.

98	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

(f)	Securities with an aggregate market value of $9,882 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation

U.S. Treasury 10 Year Note
(06/2003)—Long	782	$2,293

(g)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h)	Short sales open at March 31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

Republic of Venezuela	2.313	12/18/2007	$70,595	$49,064	$50,559

(i)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Pay a fixed rate equal to 8.500% and the Fund will receive to the counterparty at par in the event of default of The Williams Cos., Inc. 8.125% due 03/15/2012.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2004	$2,500	$(395)
Pay a fixed rate equal to 3.500% and the Fund will receive to the counterparty at par in the event of default of The Williams Cos., Inc. 7.125% due 09/01/2011.
Counterparty: Goldman Sachs & Co. Exp. 03/15/2004	5,000	(978)
Receive a fixed rate equal to 2.250% and the Fund will pay to the counterparty at par in the event of default of Russian Federation 5.000% due 03/31/2030.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	15
Receive a fixed rate equal to 0.700% and the Fund will pay to the counterparty at par in the event of default of Republic of Croatia 2.188% due 07/31/2010.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	1
Receive a fixed rate equal to 1.750% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: J.P. Morgan Chase & Co. Exp. 05/24/2003	5,000	4
Receive a fixed rate equal to 1.200% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 2.250% due 06/17/2016.
Counterparty: J.P. Morgan Chase & Co. Exp. 05/24/2003	7,000	1
Receive a fixed rate equal to 3.000% and the Fund will pay to the counterparty at par in the event of default of Dynegy Holdings, Inc. 6.875% due 04/01/2011.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/15/2003	$8,000	$982
Receive a fixed rate equal to 1.500% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 5.000% due 03/07/2017.
Counterparty: J.P. Morgan Chase & Co. Exp. 05/28/2003	10,000	4
Receive a fixed rate equal to 0.900% and the Fund will pay to the counterparty at par in the event of default of Republic of Bulgaria 2.188% due 07/28/2011.
Counterparty: J.P. Morgan Chase & Co. Exp. 05/28/2003	7,000	5
Receive a fixed rate equal to 1.570% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 05/29/2003	7,000	4
Receive a fixed rate equal to 1.820% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	9,000	44
Receive a fixed rate equal to 2.100% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	7,000	40
Receive a fixed rate equal to 1.770% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	9,000	41
Receive a fixed rate equal to 3.550% and the Fund will pay to the counterparty at par in the event of default of France Telecom S.A. 4.160% due 03/14/2003.
Counterparty: ABN AMRO Bank, N.V. Exp. 06/03/2003	17,500	79
Receive a fixed rate equal to 7.500% and the Fund will pay to the counterparty at par in the event of default of Qwest Corp. 8.875% due 03/15/2012.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/05/2003	6,500	41
Receive a fixed rate equal to 7.250% and the Fund will pay to the counterparty at par in the event of default of Qwest Corp. 7.625% due 06/09/2003.
Counterparty: Merrill Lynch & Co., Inc. Exp. 06/03/2003	10,000	64
Receive a fixed rate equal to 3.700% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.375% due 03/15/2012.
Counterparty: UBS Warburg LLC Exp. 06/09/2003	$25,000	$(32)
Receive a fixed rate equal to 3.150% and the Fund will pay to the counterparty at par in the event of default of JPMorgan HYDI—BB due November 15, 2007
Counterparty: J.P. Morgan Chase & Co. Exp. 11/15/2007	4,000	(15)
Receive a fixed rate equal to 3.450% and the Fund will pay to the counterparty at par in the event of default of France Telecom S.A. 5.750% due 04/25/2007.
Counterparty: Goldman Sachs & Co. Exp. 06/05/2003	25,000	103
Receive a fixed rate equal to 3.950% and the Fund will pay to the counterparty at par in the event of default of France Telecom S.A. 5.700% due 07/25/2010.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/14/2003	4,000	32
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/2027.
Counterparty: Credit Suisse First Boston Exp. 06/14/2003	20,000	6
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Credit Suisse First Boston Exp. 06/14/2003	10,000	1
Receive a fixed rate equal to 2.000% and the Fund will pay to the counterparty at par in the event of default of Deutsche Telekom AG 5.250% due 05/20/2008.
Counterparty: UBS Warburg LLC Exp. 06/14/2003	41,500	81
Receive a fixed rate equal to 4.250% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 7.625% due 01/30/2011.
Counterparty: Credit Suisse First Boston Exp. 06/14/2003	2,500	32
Receive a fixed rate equal to 7.750% and the Fund will pay to the counterparty at par in the event of default of The Williams Cos., Inc. 8.125% due 03/15/2012.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/16/2003	2,800	18
Receive a fixed rate equal to 7.500% and the Fund will pay to the counterparty at par in the event of default of CIT Group, Inc. 7.750% due 04/02/2012.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/19/2003	20,000	285

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	99

Schedule of Investments (Cont.)

High Yield Fund

March 31, 2003

Receive a fixed rate equal to 5.000% and the Fund will pay to the counterparty at par in the event of default of CIT Group, Inc. 6.500% due 02/07/2006.
Counterparty: Credit Suisse First Boston Exp. 06/30/2003	$5,000	$41
Receive a fixed rate equal to 0.950% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 07/23/2012.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	(2)
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of Republic of South Africa 9.125% due 05/19/2009.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	2
Receive a fixed rate equal to 8.000% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2004.
Counterparty: J.P. Morgan Chase & Co. Exp. 07/03/2003	2,000	124
Receive a fixed rate equal to 0.600% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 02/14/2004	5,000	6
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/16/2003	5,000	13
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 01/22/2005	5,000	23
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/27/2005	5,000	27
Received a fixed rate equal to 5.450% and the Fund will pay to the counterparty at par in the event of default of Centerpoint Energy Resources Corporation 7.750% due 02/15/2011.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/31/2004	5,500	16
Receive a fixed rate to 6.750% and the Fund will pay to the counterparty at par in the event of default of Xerox Corp. 9.750% due 01/15/2009.
Counterparty: Goldman Sachs & Co. Exp. 12/20/2004	5,000	0

		$713

(j)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Put—OTC 7 Year Interest Rate Swap
Strike @ 7.000%* Exp. 01/07/2005	$206,100	$3,566	$2,013
Call—OTC 7 Year Interest Rate Swap
Strike @ 5.500%** Exp. 01/07/2005	76,500	1,581	5,155
Call—OTC 7 Year Interest Rate Swap
Strike @ 5.000%** Exp. 01/07/2005	117,800	2,780	5,661
Call—OTC 10 Year Interest Rate Swap
Strike @ 4.000%** Exp. 10/07/2004	160,800	2,564	2,380
Put—OTC 10 Year Interest Rate Swap
Strike @ 6.500%* Exp. 10/07/2004	92,500	2,643	1,476
Put—OTC 10 Year Interest Rate Swap
Strike @ 6.500%* Exp. 10/07/2004	68,300	2,015	1,090

Type	# of Contracts	Premium	Value

Call—CBOT U.S. Treasury Note June Futures
Strike @ 113.000 Exp. 05/24/2003	1,130	$1,726	$2,843
Call—CBOT U.S. Treasury Note June Futures
Strike @ 116.000 Exp. 05/24/2003	1,325	1,051	1,118

		$17,926	$21,736

*	The Fund will pay a floating rate based on 3-month LIBOR.

**	The Fund will receive a floating rate based on 3-month LIBOR.

(k)	Principal amount denoted in indicated currency:

EC—Euro

MP—Mexican Peso

(l)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation

Buy	EC	38,565	04/2003	$1,250	$(51)	$1,199
Sell		223,747	04/2003	2,155	(78)	2,077
Buy	MP	141,038	06/2003	384	0	384

.				$3,789	$(129)	$3,660

100	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

Schedule of Investments

Investment Grade Corporate Bond Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 86.3%
Banking & Finance 25.1%
Bank of America Corp.
3.875% due 01/15/2008	$50	$51
7.400% due 01/15/2011	160	191
Bank One Corp.
9.875% due 03/01/2009	50	65
Barclays Bank PLC
6.860% due 09/29/2049 (a)	140	147
Bear Stearns Cos., Inc.
7.625% due 12/07/2009	70	83
CIT Group, Inc.
7.750% due 04/02/2012	190	213
Citigroup, Inc.
6.000% due 02/21/2012	140	156
5.625% due 08/27/2012	300	322
Credit Suisse First Boston USA, Inc.
6.500% due 01/15/2012	30	32
Deutsche Telekom International Finance BV
8.000% due 06/15/2010	50	59
8.750% due 06/15/2030	170	202
9.250% due 06/01/2032	80	104
EOP Operating LP
7.375% due 11/15/2003	80	83
First Union National Bank
7.800% due 08/18/2010	30	37
Ford Motor Credit Co.
6.500% due 01/25/2007	470	453
7.250% due 10/25/2011	200	184
General Electric Capital Corp.
5.450% due 01/15/2013	190	199
5.000% due 02/01/2013	400	410
General Motors Acceptance Corp.
2.040% due 05/17/2004 (a)	30	30
6.125% due 08/28/2007	220	226
7.750% due 01/19/2010	50	53
7.250% due 03/02/2011	30	30
7.000% due 02/01/2012	50	50
6.875% due 08/28/2012	250	247
Goldman Sachs Group, Inc.
6.600% due 01/15/2012	30	34
5.700% due 09/01/2012	300	317
Household Finance Corp.
8.000% due 07/15/2010	25	30
6.375% due 10/15/2011	100	109
7.000% due 05/15/2012	190	217
6.375% due 11/27/2012	35	38
J.P. Morgan Chase & Co.
6.625% due 03/15/2012	50	55
5.750% due 01/02/2013	190	199
KFW International Finance, Inc.
5.750% due 01/15/2008	30	34
Lehman Brothers Holdings, Inc.
6.625% due 01/18/2012	30	34
MBNA America Bank
7.125% due 11/15/2012	100	109
Morgan Stanley Dean Witter & Co.
6.750% due 04/15/2011	200	224
6.600% due 04/01/2012	80	89
National Rural Utilities Cooperative Finance Corp.
6.500% due 03/01/2007	110	122
Pemex Project Funding Master Trust
8.000% due 11/15/2011	120	132
Principal Life Global Funding
5.250% due 01/15/2013	50	51
Royal Bank of Scotland PLC
9.118% due 03/31/2049	80	100
Verizon Global Funding Corp.
7.375% due 09/01/2012	190	225
Verizon Wireless Capital LLC
1.658% due 12/17/2003 (a)	30	30
Wells Fargo & Co.
6.450% due 02/01/2011	30	34

		5,810

Industrials 38.9%
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	$150	$165
Albertson’s, Inc.
8.000% due 05/01/2031	30	35
Allied Waste North America, Inc.
7.375% due 01/01/2004	30	31
Altria Group, Inc.
7.750% due 01/15/2027	80	79
Amerada Hess Corp.
5.300% due 08/15/2004	30	31
6.650% due 08/15/2011	200	219
American Airlines, Inc.
7.858% due 10/01/2011	80	70
10.180% due 01/02/2013	75	7
AOL Time Warner, Inc.
6.750% due 04/15/2011	25	27
6.875% due 05/01/2012	400	427
7.700% due 05/01/2032	50	54
Archstone-Smith Trust
7.900% due 02/15/2016	25	29
Avalon Bay Communities, Inc.
6.125% due 11/01/2012	50	54
BB&T Corp.
6.500% due 08/01/2011	30	34
Beckman Coulter, Inc.
6.875% due 11/15/2011	30	33
Boise Cascade Corp.
7.500% due 02/01/2008	10	11
British Sky Broadcasting Group PLC
8.200% due 07/15/2009	100	112
Canadian National Railway Co.
4.400% due 03/15/2013	80	78
Centex Corp.
7.500% due 01/15/2012	30	34
Clear Channel Communications, Inc.
7.650% due 09/15/2010	140	162
Comcast Cable Communications, Inc.
6.750% due 01/30/2011	200	216
8.875% due 05/01/2017	35	43
Conoco Phillips
4.750% due 10/15/2012	30	30
Continental Airlines, Inc.
6.320% due 11/01/2008	50	41
7.461% due 04/01/2015	171	125
Cox Communications, Inc.
6.150% due 08/01/2003 (a)	30	30
7.750% due 11/01/2010	30	35
7.125% due 10/01/2012	100	114
CSC Holdings, Inc.
7.625% due 04/01/2011	165	166
Cyprus Amax Minerals Co.
7.375% due 05/15/2007	30	32
DaimlerChrysler North America Holding Corp.
7.300% due 01/15/2012	200	224
Delta Air Lines, Inc.
7.779% due 01/02/2012	92	60
7.111% due 03/18/2013	140	130
10.500% due 04/30/2016	50	24
Devon Financing Corp. ULC
6.875% due 09/30/2011	200	228
Domtar, Inc.
7.875% due 10/15/2011	30	35
Dow Chemical Co.
6.000% due 10/01/2012	50	51
Georgia-Pacific Corp.
8.125% due 05/15/2011	90	85
Harrah’s Operating Co., Inc.
7.500% due 01/15/2009	30	34
8.000% due 02/01/2011	140	161
HCA, Inc.
8.130% due 08/04/2003	54	55
6.950% due 05/01/2012	190	204
HEALTHSOUTH Corp.
8.500% due 02/01/2008 (b)	$30	$14
8.375% due 10/01/2011 (b)	135	63
7.625% due 06/01/2012 (b)	45	21
Hilton Hotel Corp.
7.625% due 05/15/2008	80	82
8.250% due 02/15/2011	30	31
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	40	40
International Business Machines Corp.
8.375% due 11/01/2019	30	39
International Game Technology
7.875% due 05/15/2004	300	316
International Paper Co.
6.750% due 09/01/2011	200	225
5.850% due 10/30/2012	50	53
ITT Corp.
6.750% due 11/15/2005	30	30
Jupiters Ltd.
8.500% due 03/01/2006	30	33
Kerr-McGee Corp.
6.875% due 09/15/2011	200	223
Kinder Morgan Energy Partners LP
6.750% due 03/15/2011	100	111
Kinder Morgan, Inc.
6.650% due 03/01/2005	50	53
6.500% due 09/01/2012	40	44
Kroger Co.
6.200% due 06/15/2012	300	322
Lyondell Chemical Co.
9.625% due 05/01/2007	90	90
11.125% due 07/15/2012	45	47
Mandalay Resort Group
9.375% due 02/15/2010	90	95
Mead Westvaco Corp.
6.850% due 04/01/2012	110	124
MGM Mirage, Inc.
8.500% due 09/15/2010	240	266
Midwest Generation LLC
8.560% due 01/02/2016	30	27
Northwest Airlines, Inc.
8.520% due 04/07/2004	50	35
7.575% due 03/01/2019	94	88
Occidental Petroleum Corp.
6.750% due 01/15/2012	200	230
Park Place Entertainment Corp.
7.950% due 08/01/2003	170	173
Pemex Project Funding Master Trust
7.375% due 12/15/2014	30	31
Philip Morris Cos., Inc.
6.800% due 12/01/2003	62	63
6.375% due 02/01/2006	50	52
Qwest Corp.
8.875% due 03/15/2012	120	128
6.875% due 09/15/2033	30	25
R.J. Reynolds Tobacco Holdings, Inc.
6.500% due 06/01/2007	80	81
Raytheon Co.
6.500% due 07/15/2005	30	32
RJ Reynolds Tobacco Holdings, Inc.
7.625% due 09/15/2003	100	101
Safeway, Inc.
6.850% due 09/15/2004	30	32
6.500% due 11/15/2008	200	221
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	140	140
System Energy Resources, Inc.
7.430% due 01/15/2011	15	16
Telus Corp.
8.000% due 06/01/2011	30	32
Tenet Healthcare Corp.
6.375% due 12/01/2011	130	125

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	101

Schedule of Investments (Cont.)

Investment Grade Corporate Bond Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	$30	$32
Transocean, Inc.
7.500% due 04/15/2031	125	147
Tyco International Group S.A.
6.375% due 10/15/2011	120	113
United Airlines, Inc.
7.186% due 04/01/2011	74	54
10.125% due 03/22/2015 (b)	100	20
USX Corp.
6.850% due 03/01/2008	30	34
Valero Logistics Operations LP
6.050% due 03/15/2013	200	202
Wal-Mart Stores, Inc.
6.875% due 08/10/2009	30	36
Walt Disney Co.
5.125% due 12/15/2003	180	185
Waste Management, Inc.
7.375% due 08/01/2010	110	124
7.100% due 08/01/2026	10	11
7.750% due 05/15/2032	30	34
Weyerhaeuser Co.
6.750% due 03/15/2012	200	220

		8,981

Utilities 22.3%
AEP Texas Central Co.
5.500% due 02/15/2013	200	205
Alltel Corp.
7.875% due 07/01/2032	55	68
AT&T Broadband Corp.
8.375% due 03/15/2013	140	166
AT&T Corp.
7.800% due 11/15/2011	160	173
8.000% due 11/15/2031	220	237
AT&T Wireless Services, Inc.
8.125% due 05/01/2012	300	340
British Telecom PLC
7.875% due 12/15/2005	30	34
8.375% due 12/15/2010	110	134
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	100	100
Cingular Wireless, Inc.
6.500% due 12/15/2011	50	54
Citizens Communications Co.
9.250% due 05/15/2011	190	239
Cleveland Electric Illuminating Co.
7.670% due 07/01/2004	200	211
CMS Panhandle Holding Co.
6.125% due 03/15/2004	30	30
Columbus Southern Power Co.
6.600% due 03/01/2033	80	84
Dominion Resources, Inc.
6.750% due 12/15/2032	100	105
Duke Energy Corp.
6.250% due 01/15/2012	30	32
Entergy Gulf States, Inc.
2.638% due 09/01/2004 (a)	200	200
France Telecom S.A.
9.250% due 03/01/2011	300	361
10.000% due 03/01/2031	150	196
GTE South Inc
6.125% due 06/15/2007	30	33
IPALCO Enterprises, Inc.
7.375% due 11/14/2008	50	49
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	30	31
Niagara Mohawk Power Co.
7.750% due 05/15/2006	30	34
7.750% due 10/01/2008	30	36
Northern States Power Co.
8.000% due 08/28/2012	140	173
Oncor Electric Delivery Co.
6.375% due 05/01/2012	30	33
6.375% due 01/15/2015	80	88
Pinnacle Partners
8.830% due 08/15/2004	$60	$60
PNPP Funding Corp.
8.510% due 11/30/2006	140	147
Progress Energy, Inc.
6.850% due 04/15/2012	300	335
7.000% due 10/30/2031	50	54
PSEG Energy Holdings, Inc.
8.500% due 06/15/2011	30	31
PSEG Power LLC
7.750% due 04/15/2011	110	127
South Point Energy Corp.
8.400% due 05/30/2012	21	16
Sprint Capital Corp.
6.000% due 01/15/2007	40	41
8.375% due 03/15/2012	360	385
6.875% due 11/15/2028	150	132
Verizon New Jersey, Inc.
5.875% due 01/17/2012	200	217
Virginia Electric and Power Co.
5.375% due 02/01/2007	80	86
Vodafone Group PLC
3.950% due 01/30/2008	30	31
7.750% due 02/15/2010	30	36

		5,144

Total Corporate Bonds & Notes (Cost $19,799)		19,935

U.S. TREASURY OBLIGATIONS 8.7%
U.S. Treasury Notes
4.000% due 11/15/2012	1,000	1,015
3.875% due 02/15/2013	1,000	1,004

Total U.S. Treasury Obligations (Cost $1,993)		2,019

SOVEREIGN ISSUES 3.3%
Republic of Brazil
8.000% due 04/15/2014	277	220
Republic of Croatia
2.187% due 07/31/2010 (a)	51	51
Republic of Peru
9.125% due 02/21/2012	90	95
Republic of South Africa
9.125% due 05/19/2009	30	36
United Mexican States
9.750% due 04/06/2005	30	35
8.375% due 01/14/2011	200	231
8.300% due 08/15/2031	80	86

Total Sovereign Issues (Cost $722)		754

SHORT-TERM INSTRUMENTS 3.3%
Commercial Paper 1.7%
HBOS Treasury Services PLC
1.250% due 04/30/2003	400	400

Repurchase Agreement 1.3%
State Street Bank
1.050% due 04/01/2003	301	301

(Dated 03/31/2003. Collateralized by Federal Home Loan Bank 1.250% due 04/08/2004 valued at $310. Repurchase proceeds are $301.)
U.S. Treasury Bills 0.3%
1.105% due 05/08/2003 - 05/15/2003 (c)(e)	60	60

Total Short-Term Instruments (Cost $760)		761

Total Investments 101.6% (Cost $23,274)		$23,469
Written Options (e) (0.1%) (Premiums $25)		(34)
Other Assets and Liabilities (Net) (1.5%)		(345)

Net Assets 100.0%		$23,090

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Security is in default.

(c)	Securities with an aggregate market value of $60 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized (Depreciation)

Euro-Bund 10 Year Note
(06/2003)—Long	2	$(2)

(d)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Put—OTC 7 Year Interest Rate Swap
Strike @ 6.000%* Exp. 10/19/2004	$100	$4	$2
Call—OTC 7 Year Interest Rate Swap
Strike @ 6.000%** Exp. 10/19/2004	100	4	9
Call—OTC 7 Year Interest Rate Swap
Strike @ 5.500%** Exp. 01/07/2005	300	7	20
Put—OTC 7 Year Interest Rate Swap
Strike @ 7.000%* Exp. 01/07/2005	300	10	3

		$25	$34

*	The Fund will pay a floating rate based on 3-month LIBOR.

**	The Fund will receive a floating rate based on 3-month LIBOR.

(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount		Unrealized (Depreciation)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Citibank N.A., London Exp. 06/18/2012	EC	200	$(18)

(g)	Principal amount denoted in indicated currency:

EC—Euro

102	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

Schedule of Investments

Long-Term U.S. Government Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 8.7%
Banking & Finance 6.3%
Bankunited FSB
5.400% due 02/02/2004	$2,000	$2,069
CIT Group, Inc.
1.470% due 08/14/2003 (a)	700	699
Ford Motor Credit Co.
1.695% due 06/02/2003 (a)	1,900	1,897
1.602% due 04/26/2004 (a)	6,000	5,783
General Electric Capital Corp.
5.450% due 01/15/2013	3,200	3,357
6.750% due 03/15/2032	8,700	9,832
7.500% due 08/21/2035	200	246
General Motors Acceptance Corp.
2.088% due 01/20/2004 (a)	6,000	5,970
8.000% due 11/01/2031	150	147
Merrill Lynch & Co., Inc.
1.640% due 03/08/2004 (a)	600	601
Morgan Stanley
1.510% due 09/19/2003 (a)	1,600	1,601
National Rural Utilities Cooperative Finance Corp.
1.551% due 07/17/2003 (a)	5,000	4,996
2.352% due 04/26/2004 (a)	3,000	3,024
8.000% due 03/01/2032	2,000	2,486
Postal Square LP
6.500% due 06/15/2022	1,796	2,043
Travelers Property Casualty Corp.
6.375% due 03/15/2033	1,000	992
U.S. Trade Funding Corp.
4.260% due 11/15/2014	9,700	9,968
Verizon Global Funding Corp.
6.875% due 06/15/2012	60	69

		55,780

Industrials 2.2%
Caterpillar, Inc.
7.300% due 05/01/2031	1,620	1,959
Chrysler Corp.
7.450% due 03/01/2027	100	105
Continental Airlines, Inc.
6.320% due 11/01/2008	2,120	1,724
DaimlerChrysler North America Holding Corp.
7.750% due 05/27/2003	10,000	10,094
1.660% due 08/16/2004 (a)	3,000	2,980
8.500% due 01/18/2031	415	491
Ford Motor Co.
7.450% due 07/16/2031	2,800	2,148
General Motors Corp.
6.750% due 05/01/2028	485	411
Viacom, Inc.
5.625% due 08/15/2012	110	118

		20,030

Utilities 0.2%
BellSouth Corp.
6.875% due 10/15/2031	470	541
Cingular Wireless, Inc.
7.125% due 12/15/2031	415	439
GTE Corp.
6.840% due 04/15/2018	135	149
6.940% due 04/15/2028	215	233
SBC Communications, Inc.
5.875% due 08/15/2012	55	60

		1,422

Total Corporate Bonds & Notes (Cost $75,632)		77,232

MUNICIPAL BONDS & NOTES 1.3%
California 0.1%
Foothill Eastern Transportation Corridor Agency Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2029	1,970	528

Colorado 0.3%
Dawson Ridge Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	$6,800	$2,495

Florida 0.1%
Florida State Board Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	1,200	1,221

Massachusetts 0.6%
Massachusetts State Water Pollution Abatement Revenue Bonds, Series 2002
5.000% due 08/01/2032	5,000	5,082

Texas 0.2%
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	2,000	2,017

Total Municipal Bonds & Notes (Cost $11,259)		11,343

U.S. GOVERNMENT AGENCIES 20.2%
Fannie Mae
3.800% due 12/20/2004	3,000	3,018
7.125% due 01/15/2030	580	725
6.625% due 11/15/2030	80,350	95,039
Federal Home Loan Bank
5.500% due 04/17/2006	12,000	13,128
3.750% due 04/15/2008	25,000	25,291
5.120% due 01/10/2013	6,500	6,670
Freddie Mac
3.650% due 01/11/2005	1,500	1,510
3.875% due 06/27/2005	2,000	2,011
4.000% due 02/13/2017	4,800	4,876
Overseas Private Investment Corp.
3.800% due 08/15/2007	9,130	9,205
Tennessee Valley Authority
7.140% due 05/23/2012	4,000	4,877
7.125% due 05/01/2030	10,000	12,526

Total U.S. Government Agencies (Cost $172,035)		178,876

U.S. TREASURY OBLIGATIONS 29.6%
Treasury Inflation Protected Securities (e)
3.875% due 01/15/2009	22,155	25,250
3.500% due 01/15/2011	292	328
3.000% due 07/15/2012	162	176
3.875% due 04/15/2029	21,550	26,500
U.S. Treasury Bonds
7.500% due 11/15/2016	7,700	10,116
8.750% due 05/15/2017	41,100	59,608
8.875% due 08/15/2017	200	293
8.000% due 11/15/2021	20,550	28,644
5.500% due 08/15/2028	9,870	10,642
U.S. Treasury Notes
4.375% due 08/15/2012	13,100	13,699
U.S. Treasury Strips
0.000% due 02/15/2019	5,300	2,379
0.000% due 11/15/2027	311,170	85,009

Total U.S. Treasury Obligations (Cost $256,836)		262,644

MORTGAGE-BACKED SECURITIES 26.0%
Collateralized Mortgage Obligations 19.2%
Bank of America Mortgage Securities, Inc.
5.796% due 10/20/2032 (a)	10,692	10,914
Bear Stearns Adjustable Rate Mortgage Trust
6.210% due 01/25/2032 (a)	1,305	1,312
6.135% due 02/25/2032 (a)	1,140	1,157
5.381% due 02/25/2033 (a)	$2,922	$3,003
5.468% due 03/25/2033 (a)	3,983	4,096
Bear Stearns Commercial Mortgage Securities, Inc.
4.751% due 06/25/2030 (a)	380	378
Bear Stearns Mortgage Securities, Inc.
7.100% due 06/25/2024	385	385
California Federal Bank
5.136% due 08/25/2030 (a)	140	141
Chase Mortgage Finance Corp.
6.750% due 08/25/2028	1,850	1,887
Chemical Mortgage Securities, Inc.
7.250% due 01/25/2026	285	285
Countrywide Home Loans
5.986% due 03/19/2032 (a)	548	550
5.345% due 09/19/2032 (a)	4,777	4,881
CS First Boston Mortgage Securities Corp.
7.500% due 02/25/2031	141	146
Fannie Mae
6.250% due 12/25/2013	49	52
1.952% due 10/25/2017 (a)	1,202	1,207
6.950% due 07/25/2020	455	491
7.000% due 04/25/2022	1,047	1,139
7.000% due 06/25/2022	504	555
7.000% due 10/25/2022	1,951	2,192
7.800% due 10/25/2022	173	189
6.900% due 05/25/2023	781	840
7.000% due 05/25/2023	1,591	1,792
7.000% due 06/25/2023	671	761
7.000% due 07/25/2023	67	76
6.000% due 08/25/2023	164	173
4.500% due 10/25/2023	312	258
6.500% due 11/25/2023	2,000	2,097
6.500% due 12/25/2023	742	750
6.500% due 01/25/2024	332	354
6.500% due 02/25/2024	360	364
6.000% due 05/17/2027	2,500	2,663
7.000% due 05/18/2027	1,905	2,071
6.750% due 06/25/2032	4,184	4,592
5.500% due 12/25/2032	10,185	9,557
Federal Agricultural Mortgage Corp.
7.248% due 07/25/2011 (a)	3,172	3,523
Freddie Mac
9.500% due 01/15/2005	2	2
8.000% due 02/15/2015	519	530
7.000% due 07/15/2022	543	571
7.000% due 05/15/2023	322	349
7.000% due 08/15/2023	393	421
6.250% due 09/15/2023	5,000	5,493
7.000% due 09/15/2023	970	1,086
7.410% due 10/25/2023	457	465
6.000% due 11/15/2023	1,136	1,211
6.500% due 11/15/2023	1,154	1,210
6.500% due 11/25/2023	711	782
6.250% due 12/15/2023	0	0
6.500% due 12/15/2023	1,235	1,343
7.000% due 01/15/2024	119	134
6.500% due 02/15/2024	231	246
6.500% due 03/15/2024	1,520	1,589
6.500% due 11/15/2027	1,394	1,444
6.000% due 05/15/2029	126	126
5.750% due 06/15/2029	4,508	4,604
5.750% due 05/15/2031	3,067	3,130
6.500% due 06/15/2031	7,281	7,792
6.000% due 12/15/2031	2,155	2,208
6.000% due 08/15/2032	14,497	14,760
5.500% due 11/15/2032	4,440	4,146
General Electric Capital Mortgage Services, Inc.
9.000% due 10/25/2023	13	13
6.500% due 11/25/2023	3,000	3,052
6.500% due 03/25/2024	21	21
German American Capital Corp.
7.000% due 08/12/2010 (a)	3,000	3,354

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	103

Schedule of Investments (Cont.)

Long-Term U.S. Government Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

GMAC Commercial Mortgage Corp.
1.780% due 09/20/2012 (a)	$8,895	$8,900
Government National Mortgage Association
7.000% due 03/16/2029	331	376
6.000% due 05/20/2029	4,906	5,150
GS Mortgage Securities Corp. II
6.860% due 07/13/2030	9,000	9,324
Norwest Asset Securities Corp.
6.750% due 10/25/2028	948	956
PNC Mortgage Securities Corp.
7.500% due 01/25/2015	1,847	1,909
7.500% due 02/25/2027	551	551
1.802% due 12/25/2030 (a)	634	635
Prudential Home Mortgage Securities
6.950% due 09/25/2023	83	83
5.900% due 12/25/2023	13	13
6.500% due 01/25/2024	1,000	1,022
Residential Accredit Loans, Inc.
7.000% due 02/25/2028	1,215	1,243
Residential Asset Securitization Trust
6.180% due 05/25/2032	2,575	2,587
Residential Funding Mortgage Securities I, Inc.
7.500% due 04/25/2027	460	459
Resolution Trust Corp.
5.257% due 05/25/2029 (a)	339	338
Sequoia Mortgage Trust
1.680% due 05/20/2032 (a)	3,830	3,822
Structured Asset Mortgage Investments, Inc.
7.121% due 02/25/2030 (a)	461	467
Structured Asset Securities Corp.
6.250% due 01/25/2032	216	222
1.820% due 07/25/2032 (a)	4,456	4,445
United Mortgage Securities Corp.
4.722% due 06/25/2032 (a)	1,862	1,887
Washington Mutual
6.500% due 12/25/2031	357	357
Washington Mutual, Inc.
6.500% due 10/19/2029	493	505

		170,164

Fannie Mae 1.2%
4.470% due 08/01/2026 (a)	82	84
4.509% due 11/01/2023 (a)	1,166	1,192
4.590% due 08/01/2026 (a)	77	80
4.617% due 12/01/2027 (a)	694	718
4.632% due 02/01/2028 (a)	103	107
4.749% due 10/01/2024 (a)	755	776
5.000% due 04/21/2018	2,000	2,054
5.086% due 10/01/2024 (a)	21	22
6.055% due 04/01/2028 (a)	1,255	1,306
6.500% due 05/01/2003-07/01/2005 (a)(b)	427	433
7.000% due 03/01/2004-05/01/2004 (a)(b)	1,236	1,255
7.342% due 01/01/2026 (a)	312	329
7.492% due 05/01/2025 (a)	371	389
7.500% due 02/01/2004-07/01/2032 (b)	634	658
9.000% due 08/01/2021-06/01/2027 (b)	900	1,003

		10,406

Federal Housing Administration 2.5%
1.000% due 10/01/2022	627	672
3.000% due 11/25/2019	3,226	3,286
4.918% due 11/01/2019	41	44
6.896% due 07/01/2020	2,315	2,473
7.400% due 12/18/2018	1,450	1,553
7.430% due 08/01/2020-06/01/2024 (b)	13,185	14,133

		22,161

Freddie Mac 0.5%
3.843% due 01/01/2028 (a)	$928	$956
3.889% due 12/01/2024 (a)	299	309
4.489% due 10/01/2026 (a)	177	183
4.830% due 06/01/2022 (a)	27	28
4.866% due 05/01/2022 (a)	28	29
6.560% due 09/01/2027 (a)	694	728
6.912% due 01/01/2028 (a)	448	471
7.000% due 09/01/2007	2	2
7.450% due 03/25/2022	374	402
7.468% due 02/01/2028 (a)	561	595
7.500% due 06/01/2004-10/01/2004 (b)	388	396
8.000% due 05/01/2004	216	223
9.000% due 07/01/2004	4	4

		4,326

Government National
Mortgage Association 2.3%
4.500% due 05/20/2030 (a)	6,053	6,187
5.375% due 02/20/2017-01/20/2028 (a)(b)	5,416	5,548
5.625% due 12/20/2017-11/20/2027 (a)(b)	1,972	2,021
5.750% due 09/20/2017-09/20/2026 (a)(b)	2,444	2,514
6.500% due 03/15/2031-04/15/2032 (b)	1,917	2,016
6.800% due 10/15/2030	1,972	2,202

		20,488

Stripped Mortgage-Backed Securities 0.3%
Fannie Mae (IO)
1197.968% due 08/25/2007	2	31
6.500% due 09/25/2021	97	3
14.600% due 09/25/2007	1	15
Fannie Mae (PO)
0.000% due 03/25/2009	2,623	2,489
Freddie Mac (IO)
6.000% due 10/15/2007	6	0
6.500% due 11/15/2003	355	7
6.500% due 10/15/2007	136	5
6.500% due 11/15/2008	350	37
7.000% due 12/15/2023	532	59
7.500% due 06/15/2007	11	0
19.100% due 02/15/2007	1	10

		2,656

Total Mortgage-Backed Securities (Cost $220,304)		230,201

ASSET-BACKED SECURITIES 4.5%
Ace Securities Corp.
1.692% due 06/25/2032 (a)	4,908	4,910
Bayview Financial Acquisition Trust
1.732% due 02/25/2030 (a)	205	205
Bear Stearns Asset-Backed Securities, Inc.
1.682% due 10/25/2032 (a)	2,761	2,765
Countrywide Asset-Backed Certificates
1.612% due 05/25/2032 (a)	1,711	1,707
CS First Boston Mortgage Securities Corp.
1.600% due 12/15/2030 (a)	728	729
Household Automotive Trust
2.750% due 05/17/2005 (a)	6,953	6,992
Household Mortgage Loan Trust
1.640% due 05/20/2032 (a)	5,076	5,085
IMC Home Equity Loan Trust
1.532% due 03/25/2027 (a)	114	114
Novastar Home Equity Loan
1.632% due 01/25/2031 (a)	2,473	2,478
NPF XII, Inc.
2.233% due 10/01/2003 (a)(c)	3,000	600
Residential Funding Mortgage Securities II, Inc.
4.130% due 07/25/2011	5,000	5,048
SLM Student Loan Trust
1.889% due 01/25/2007 (a)	11	11
1.779% due 10/27/2025 (a)	1,414	1,415
WFS Financial Owner Trust
2.820% due 05/20/2005	7,463	7,504

Total Asset-Backed Securities (Cost $41,788)		39,563

SOVEREIGN ISSUES 4.0%
World Bank
7.625% due 01/19/2023	27,296	35,932

Total Sovereign Issues (Cost $34,712)		35,932

SHORT-TERM INSTRUMENTS 8.3%
Commercial Paper 4.9%
Fannie Mae
1.320% due 04/01/2003	7,800	7,800
1.230% due 07/01/2003	10,000	9,969
Federal Home Loan Bank
1.200% due 04/23/2003	4,600	4,597
Freddie Mac
1.230% due 05/29/2003	6,850	6,836
1.230% due 06/24/2003	14,000	13,960

		43,162

Repurchase Agreement 1.5%
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Federal Home Loan Bank 1.410% due 03/22/2004 valued at $13,448. Repurchase proceeds are $13,180.)	13,180	13,180

U.S. Treasury Bills 1.9%
1.147% due 05/08/2003-05/15/2003 (b)(d)	17,000	16,979

Total Short-Term Instruments (Cost $73,320)		73,321

Total Investments 102.6% (Cost $885,886)		$909,112
Written Options (f) (0.6%) (Premiums $3,297)		(5,460)
Other Assets and Liabilities (Net) (2.0%)		(17,429)

Net Assets 100.0%		$886,223

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Security is in default.

104	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

(d)	Securities with an aggregate market value of $13,234 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized (Depreciation)

U.S. Treasury 10 Year Note
(06/2003)—Long	418	$(119)
U.S. Treasury 30 Year Bond
(06/2003)—Long	1,902	(2,954)

		$(3,073)

(e)	Principal amount of security is adjusted for inflation.

(f)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Call—OTC 10 Year Interest Rate Swap
Strike @ 5.250%* Exp. 07/19/2004	$40,000	$1,052	$2,461
Call—OTC 2 Year Interest Rate Swap
Strike @ 3.500%* Exp. 07/22/2003	50,000	277	1,436
Call—OTC 5 Year Interest Rate Swap
Strike @ 3.250%* Exp. 03/03/2004	12,600	199	133
Call—OTC 5 Year Interest Rate Swap
Strike @ 3.250%* Exp. 03/03/2004	50,500	798	533

Type	# of Contracts	Premium	Value

Put—CME Eurodollar June Futures
Strike @ 97.000 Exp. 06/16/2003	378	103	5
Call—CME Eurodollar September Futures
Strike @ 98.750 Exp. 09/15/2003	104	36	56
Call—CBOT U.S. Treasury Note June Futures
Strike @ 116.000 Exp. 05/24/2003	812	501	685
Call—CBOT U.S. Treasury Note May Futures
Strike @ 120.000 Exp. 05/24/2003	110	51	12
Put—CBOT U.S. Treasury Note June Futures
Strike @ 111.000 Exp. 04/26/2003	238	103	63
Put—CBOT U.S. Treasury Note June Futures
Strike @ 107.000 Exp. 05/24/2003	196	177	76

		$3,297	$5,460

*	The Fund will receive a floating rate based on 3-month LIBOR.

(g)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized Appreciation

Receive a fixed rate equal to 5.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 06/18/2013	$11,200	$217

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	105

Schedule of Investments

Low Duration Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 20.8%
Banking & Finance 9.4%
Banco Nacional de Comercio Exterior
7.250% due 02/02/2004	$1,800	$1,881
Bank of America Corp.
6.625% due 06/15/2004	1,000	1,063
3.875% due 01/15/2008	1,600	1,641
Bear Stearns Cos., Inc.
1.940% due 05/24/2004 (a)	2,000	2,011
1.758% due 06/01/2004 (a)	3,000	3,012
Beaver Valley Funding Corp.
8.250% due 06/01/2003	318	320
Boeing Capital Corp.
5.750% due 02/15/2007	10,000	10,480
Capital One Bank
2.240% due 06/23/2003 (a)	1,100	1,097
CIT Group, Inc.
1.840% due 04/07/2003 (a)	2,900	2,900
2.840% due 01/31/2005 (a)	48,850	48,792
6.625% due 06/15/2005	7,840	8,316
4.125% due 02/21/2006	6,200	6,212
5.500% due 11/30/2007	10,000	10,233
Citigroup, Inc.
3.500% due 02/01/2008	76,000	76,223
Conoco Funding Co.
6.350% due 10/15/2011	950	1,076
Credit Asset Receivable LLC
6.274% due 10/31/2003	5,646	5,715
Credit Suisse First Boston USA, Inc.
4.625% due 01/15/2008	11,100	11,466
Export-Import Bank Korea
6.500% due 11/15/2006	6,700	7,182
7.100% due 03/15/2007	6,700	7,362
Finova Group, Inc.
7.500% due 11/15/2009	6,510	2,327
Ford Motor Credit Co.
6.125% due 04/28/2003	14,000	14,015
1.608% due 06/02/2003 (a)	600	599
1.806% due 06/23/2003 (a)	9,800	9,784
1.719% due 07/19/2004 (a)	800	764
6.875% due 02/01/2006	10,000	9,833
7.375% due 10/28/2009	100	95
7.875% due 06/15/2010	1,860	1,781
7.375% due 02/01/2011	580	541
7.250% due 10/25/2011	250	230
Gemstone Investors Ltd.
7.710% due 10/31/2004	36,300	33,764
General Motors Acceptance Corp.
1.340% due 07/20/2003 (a)	3,385	3,385
1.643% due 07/21/2003 (a)	200	200
1.680% due 08/04/2003 (a)	98,420	98,199
5.550% due 09/15/2003	3,000	3,043
5.750% due 11/10/2003	5,000	5,098
2.088% due 01/20/2004 (a)	41,720	41,510
2.140% due 03/22/2004 (a)	5,000	4,971
1.630% due 04/05/2004 (a)	1,700	1,677
2.150% due 05/04/2004 (a)	3,700	3,668
2.050% due 05/10/2004 (a)	600	594
2.040% due 05/17/2004 (a)	1,300	1,287
7.625% due 06/15/2004	1,000	1,051
6.850% due 06/17/2004	1,000	1,044
1.718% due 07/21/2004 (a)	600	590
1.740% due 07/30/2004 (a)	400	393
6.125% due 02/01/2007	4,000	4,108
6.125% due 08/28/2007	1,500	1,540
7.430% due 12/01/2021	379	405
General Motors Nova Scotia Finance
6.850% due 10/15/2008	20,500	21,289
Goldman Sachs Group, Inc.
4.125% due 01/15/2008	25,900	26,621
Heller Financial, Inc.
1.609% due 04/28/2003 (a)	20,000	20,005
Household Finance Corp.
1.550% due 06/24/2003 (a)	$1,500	$1,500
1.690% due 05/28/2004 (a)	500	498
7.125% due 09/01/2005	50	55
3.375% due 02/21/2006	15,000	15,161
7.200% due 07/15/2006	290	325
5.750% due 01/30/2007	1,000	1,077
4.625% due 01/15/2008	72,040	74,735
6.400% due 06/17/2008	20,000	22,279
IMEXA Export Trust
10.625% due 12/31/2005	2,491	1,445
J.P. Morgan Chase & Co.
7.625% due 09/15/2004	100	107
4.000% due 02/01/2008	16,000	16,261
5.250% due 05/30/2007	10,200	10,945
Korea Development Bank
5.383% due 06/16/2003 (a)	3,500	3,552
6.625% due 11/21/2003	20,300	20,825
Lehman Brothers Holdings, Inc.
8.250% due 06/15/2007	100	119
Marsh& McLennan Cos., Inc.
6.625% due 06/15/2004	1,000	1,060
Merrill Lynch & Co., Inc.
6.130% due 04/07/2003	7,770	7,774
6.550% due 08/01/2004	100	106
MetLife, Inc.
3.911% due 05/15/2005	65,850	67,787
Metropolitan Life Insurance Co.
6.300% due 11/01/2003	17,850	18,363
Middletown Trust
11.750% due 07/15/2010	811	836
Morgan Stanley Group, Inc.
6.875% due 03/01/2007	5,000	5,632
5.800% due 04/01/2007	6,200	6,755
National Rural Utilities Cooperative Finance Corp.
2.352% due 04/26/2004 (a)	1,000	1,008
6.125% due 05/15/2005	75	81
Newcourt Credit Group, Inc.
6.875% due 02/16/2005	26,515	27,947
Pemex Finance Ltd.
6.125% due 11/15/2003	3,800	3,859
Pemex Project Funding Master Trust
2.890% due 01/07/2005 (a)	46,000	46,625
Rothmans Holdings
6.500% due 05/06/2003	14,000	14,063
Salomon Smith Barney Holdings, Inc.
1.680% due 05/04/2004 (a)	32,760	32,844
Sears Roebuck Acceptance Corp.
6.900% due 08/01/2003	50	51
Shopping Center Associates
6.750% due 01/15/2004	11,725	12,196
Spieker Properties, Inc.
6.800% due 05/01/2004	2,000	2,095
State Street Capital Trust II
1.868% due 02/15/2008	12,000	12,005
Trinom Ltd.
5.278% due 12/18/2004 (a)	5,700	5,748
Verizon Global Funding Corp.
6.125% due 06/15/2007	143,600	159,137
Wells Fargo& Co.
6.625% due 07/15/2004	1,000	1,065
Wells Fargo Financial, Inc.
5.450% due 05/03/2004	6,250	6,522

		1,123,836

Industrials 5.8%
Allied Waste North America, Inc.
7.375% due 01/01/2004	5,000	5,100
Altria Group, Inc.
7.650% due 07/01/2008	7,500	7,943
Amerada Hess Corp.
5.300% due 08/15/2004	13,700	14,228
AOL Time Warner, Inc.
6.125% due 04/15/2006	$17,000	$17,804
Atlas Air, Inc.
8.010% due 01/02/2010	7,194	1,870
Clear Channel Communications, Inc.
6.000% due 11/01/2006	7,000	7,512
Coastal Corp.
6.500% due 05/15/2006	10,000	8,750
Comcast Cable Communications, Inc.
6.375% due 01/30/2006	8,000	8,569
8.375% due 05/01/2007	27,000	30,791
Conoco, Inc.
5.900% due 04/15/2004	3,100	3,240
Cox Communications, Inc.
6.875% due 06/15/2005	2,884	3,140
7.750% due 08/15/2006	10,000	11,280
Cox Enterprises, Inc.
2.250% due 05/01/2033 (a)	2,000	1,998
CSX Corp.
6.250% due 10/15/2008	1,197	1,333
DaimlerChrysler North America Holding Corp.
7.750% due 05/27/2003	16,500	16,656
1.570% due 08/21/2003 (a)	900	899
1.660% due 08/16/2004 (a)	1,000	993
6.900% due 09/01/2004	1,000	1,060
Dow Chemical Co.
5.750% due 12/15/2008	10,000	10,493
Eastman Chemical Co.
6.375% due 01/15/2004	250	259
Enron Corp.
6.500% due 08/01/2002 (b)	13,700	1,336
6.750% due 09/01/2004 (b)	1,545	239
7.625% due 09/10/2004 (b)	2,400	372
8.375% due 05/23/2005 (b)	7,355	1,140
8.000% due 08/15/2005 (b)	8,300	2,179
Federal-Mogul Corp.
7.500% due 07/01/2004 (b)	28,600	3,861
Fred Meyer, Inc.
7.375% due 03/01/2005	20,000	21,622
General Motors Corp.
6.250% due 05/01/2005	7,000	7,243
HCA, Inc.
8.130% due 08/04/2003	5,000	5,083
6.910% due 06/15/2005 (a)	2,125	2,251
8.850% due 01/01/2007	1,200	1,357
International Game Technology
7.875% due 05/15/2004	500	527
ITT Corp.
6.750% due 11/15/2005	2,000	2,031
Kellogg Co.
6.600% due 04/01/2011	290	331
Kroger Co.
7.650% due 04/15/2007	11,200	12,689
Lenfest Communications
8.375% due 11/01/2005	7,900	8,772
MGM Mirage, Inc.
8.500% due 09/15/2010	55	61
Oryx Energy Co.
8.375% due 07/15/2004	5,520	5,904
Park Place Entertainment Corp.
7.950% due 08/01/2003	15,955	16,234
Petroleos Mexicanos
9.375% due 12/02/2008	3,000	3,495
9.375% due 12/02/2008	5,500	6,421
Philip Morris Cos., Inc.
8.250% due 10/15/2003	1,000	1,021
7.500% due 04/01/2004	1,430	1,474
6.950% due 06/01/2006	25,000	26,070
Phillips Petroleum Co.
8.500% due 05/25/2005	2,000	2,268
Qwest Capital Funding, Inc.
5.875% due 08/03/2004	6,000	5,460

106	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Qwest Corp.
5.650% due 11/01/2004	$9,250	$8,926
6.125% due 11/15/2005	2,330	2,295
R.J. Reynolds Holdings, Inc.
7.750% due 05/15/2006	990	1,042
Raytheon Co.
6.500% due 07/15/2005	6,635	7,136
8.200% due 03/01/2006	10,000	11,293
Safeway, Inc.
6.850% due 09/15/2004	4,700	4,983
6.150% due 03/01/2006	17,000	18,490
6.500% due 11/15/2008	1,200	1,327
Sonat, Inc.
7.625% due 07/15/2011	1,340	1,065
SR Wind Ltd.
6.600% due 05/18/2005 (a)	6,000	6,113
7.100% due 05/18/2005 (a)	3,000	3,057
System Energy Resources, Inc.
7.430% due 01/15/2011	1,073	1,136
Time Warner, Inc.
7.975% due 08/15/2004	1,950	2,076
8.110% due 08/15/2006	11,750	12,974
Transocean, Inc.
6.750% due 04/15/2005	2,500	2,715
TTX Co.
7.820% due 07/21/2003	61,000	62,086
Tyco International Group S.A.
5.875% due 11/01/2004	10,000	9,950
6.375% due 06/15/2005	6,500	6,467
Union Pacific Corp.
6.650% due 01/15/2011	90	102
Walt Disney Co.
4.875% due 07/02/2004	9,609	9,916
6.750% due 03/30/2006	8,775	9,677
5.375% due 06/01/2007	7,000	7,380
Waste Management, Inc.
6.500% due 05/15/2004	65,500	67,387
7.000% due 10/01/2004	6,524	6,891
6.500% due 11/15/2008	550	601
6.875% due 05/15/2009	1,000	1,113
7.375% due 08/01/2010	1,810	2,047
Weyerhaeuser Co.
5.500% due 03/15/2005	61,060	64,304
6.125% due 03/15/2007	48,060	52,107
5.950% due 11/01/2008	10,000	10,796
Williams Cos., Inc.
9.250% due 03/15/2004	3,000	2,962
6.250% due 02/01/2006	110	100
7.625% due 07/15/2019	200	159

		692,032

Utilities 5.6%
ALLETE, Inc.
2.218% due 10/20/2003 (a)	100	100
Appalachian Power Co.
4.800% due 06/15/2005	34,040	35,411
Arkansas Power & Light
6.000% due 10/01/2003	450	453
AT&T Corp.
6.500% due 11/15/2006	17,000	18,192
AT&T Wireless Services, Inc.
6.875% due 04/18/2005	1,000	1,071
7.350% due 03/01/2006	7,000	7,707
7.500% due 05/01/2007	12,000	13,345
British Telecom PLC
2.553% due 12/15/2003 (a)	8,900	8,942
7.875% due 12/15/2005	88,400	100,262
8.375% due 12/15/2010	285	347
Cleveland Electric Illuminating Co.
9.500% due 05/15/2005	9,000	9,074
CMS Energy Corp.
8.375% due 07/01/2003	7,750	7,711
DTE Energy Co.
7.110% due 11/15/2038 (a)	$21,000	$21,365
Duke Energy Corp.
3.750% due 03/05/2008	25,000	24,996
El Paso CGP Co.
7.625% due 09/01/2008	1,075	898
Entergy Louisiana, Inc.
8.500% due 06/01/2003	4,000	4,045
Entergy Mississippi, Inc.
4.350% due 04/01/2008	34,480	34,815
France Telecom S.A.
1.978% due 07/16/2003 (a)	12,200	12,207
8.700% due 03/01/2006 (a)	62,000	70,458
Hydro-Quebec
6.300% due 05/11/2011	100	115
Illinois Power Co.
6.000% due 09/15/2003	12,500	12,687
Jersey Central Power & Light Co.
7.125% due 10/01/2004	500	504
Niagara Mohawk Power Co.
7.375% due 08/01/2003	145	148
7.750% due 10/01/2008	2,270	2,690
NorAm Energy Corp.
6.375% due 11/01/2003	2,000	1,995
Ohio Edison Co.
8.625% due 09/15/2003	5,000	5,156
Oncor Electric Delivery Co.
5.000% due 09/01/2007	7,000	7,348
Pacific Gas & Electric Co.
7.583% due 10/31/2049 (a)	46,700	45,999
Progress Energy, Inc.
6.750% due 03/01/2006	27,000	29,556
6.050% due 04/15/2007	11,200	12,094
7.100% due 03/01/2011	550	620
PSEG Power LLC
6.875% due 04/15/2006	3,000	3,306
Public Service Electric & Gas
6.500% due 05/01/2004	1,200	1,257
Reliant Energy Resources Corp.
8.125% due 07/15/2005	3,300	3,317
Sprint Capital Corp.
9.500% due 04/01/2003	5,800	5,800
5.700% due 11/15/2003	4,000	4,080
7.900% due 03/15/2005	16,700	17,619
6.000% due 01/15/2007	21,000	21,315
6.125% due 11/15/2008	88,441	87,999
6.875% due 11/15/2028	30	26
Texas Utilities Corp.
6.750% due 04/01/2003	3,875	3,875
6.875% due 08/01/2005	2,000	2,024
United Illuminating Co.
6.000% due 12/15/2003	13,000	13,316
Verizon Wireless Capital LLC
5.375% due 12/15/2006	1,200	1,284
Vodafone Group PLC
7.625% due 02/15/2005	10,000	11,018
3.950% due 01/30/2008	1,200	1,220

		667,767

Total Corporate Bonds & Notes (Cost $2,462,013)		2,483,635

MUNICIPAL BONDS & NOTES 0.3%
California 0.1%
California State Revenue Anticipation Notes, Series 2002
2.500% due 06/20/2003	14,400	14,439

Texas 0.1%
Texas State Turnpike Systems Authority Revenue Bonds, Series 2002
5.000% due 06/01/2008	8,000	8,893

Virginia 0.1%
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2002
3.000% due 05/15/2005	$6,790	$7,010

Total Municipal Bonds & Notes (Cost $30,045)		30,342

U.S. GOVERNMENT AGENCIES 0.0%
Federal Home Loan Bank
4.125% due 08/15/2003	2,000	2,022
Small Business Administration
3.500% due 01/25/2013 (a)	218	218
3.000% due 02/25/2014 (a)	416	422

Total U.S. Government Agencies (Cost $2,646)		2,662

U.S. TREASURY OBLIGATIONS 8.5%
Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007	3,784	4,165
3.625% due 01/15/2008	34,276	38,373
3.875% due 01/15/2009	104,020	118,550
U.S. Treasury Notes
1.625% due 03/31/2005	852,600	854,665

Total U.S. Treasury Obligations (Cost $1,007,377)		1,015,753

MORTGAGE-BACKED SECURITIES 48.0%
Collateralized Mortgage Obligations 12.4%
Amortizing Residential Collateral Trust
1.580% due 09/25/2030 (a)	3,174	3,171
Bank of America Mortgage Securities, Inc.
5.785% due 10/20/2032 (a)	30,560	31,194
Bear Stearns Adjustable Rate Mortgage Trust
6.750% due 03/25/2028	18,518	18,938
4.745% due 11/25/2030 (a)	836	857
6.278% due 09/25/2031 (a)	8,104	8,106
6.199% due 01/25/2032 (a)	6,633	6,666
6.040% due 02/25/2032 (a)	3,006	3,009
6.118% due 02/25/2032 (a)	5,428	5,507
5.418% due 10/25/2032 (a)	8,357	8,551
6.035% due 10/25/2032	764	784
5.382% due 01/25/2033 (a)	53,699	55,199
5.676% due 01/25/2033 (a)	18,101	18,075
5.235% due 03/25/2033 (a)	78,447	80,029
5.464% due 03/25/2033 (a)	102,275	105,168
Cendant Mortgage Corp.
6.750% due 04/25/2031	1,013	1,031
Chase Commercial Mortgage Securities Corp.
7.600% due 12/18/2005	23	23
Chase Mortgage Finance Corp.
6.750% due 06/25/2028	8,818	8,976
6.350% due 07/25/2029	1,183	1,189
Citicorp Mortgage Securities, Inc.
5.319% due 12/01/2019 (a)	111	111
6.750% due 05/25/2028	6,266	6,455
CMC Securities Corp.
7.250% due 10/25/2027 (a)	641	642
7.250% due 11/25/2027	723	728
Commercial Trust
6.670% due 12/15/2003 (a)	1,961	1,777
Countrywide Home Loans, Inc.
6.500% due 08/25/2032 (a)	3,215	3,234
4.980% due 09/19/2032 (a)	20,555	20,878
Countrywide Mortgage-Backed Securities, Inc.
6.500% due 11/01/2032	127,900	132,849
Criimi Mae Financial Corp.
7.000% due 01/01/2033	4,524	4,905

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	107

Schedule of Investments (Cont.)

Low Duration Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

CS First Boston Mortgage Securities Corp.
7.500% due 02/25/2031	$14,360	$14,872
7.500% due 03/25/2031	5,553	5,721
1.666% due 03/25/2032 (a)	32,430	32,077
2.500% due 03/25/2032 (a)	55,579	54,773
6.174% due 06/25/2032 (a)	24,692	25,425
5.768% due 10/25/2032 (a)	29,145	29,585
2.360% due 08/25/2033 (a)	1,843	1,843
6.400% due 01/17/2035	29	29
1.000% due 12/19/2039 (a)	4	4
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	195	228
DLJ Mortgage Acceptance Corp.
11.000% due 08/01/2019	360	420
5.748% due 05/25/2024 (a)	403	402
1.836% due 06/25/2026 (a)	3,414	3,422
6.850% due 12/17/2027	22	22
Drexel Burnham Lambert Trust
2.087% due 05/01/2016 (a)	11	11
E-Trade Bank Mortgage-Backed Securities Trust
7.025% due 09/25/2031	1,020	1,023
Fannie Mae
8.950% due 05/25/2003	0	0
9.400% due 07/25/2003	0	0
9.250% due 10/25/2018	28	32
9.500% due 03/25/2020	2,285	2,594
9.500% due 05/25/2020	445	503
9.000% due 03/25/2021	1,432	1,610
9.000% due 04/25/2021	47	53
8.000% due 12/25/2021	1,339	1,414
1.943% due 04/25/2022 (a)	81	81
1.705% due 06/25/2032 (a)	1,136	1,140
6.500% due 01/01/2033	21,039	22,374
5.000% due 04/25/2033	169,800	175,425
First Horizon Asset Securities, Inc.
6.750% due 02/25/2031	4,166	4,268
Freddie Mac
8.000% due 07/01/2006	14	15
8.500% due 01/01/2007	28	30
9.500% due 07/01/2010	30	33
6.500% due 08/15/2011	5,644	5,925
8.000% due 01/01/2012	63	68
12.500% due 09/30/2013	233	245
10.000% due 07/15/2019	106	111
10.000% due 05/15/2020	74	77
9.000% due 12/15/2020	961	961
9.500% due 01/15/2021	369	373
8.000% due 04/15/2021	454	468
9.000% due 05/15/2021	66	71
9.500% due 09/01/2021	10	11
8.000% due 04/01/2022	147	161
8.000% due 11/01/2022	108	118
8.500% due 08/01/2024	47	52
8.500% due 11/01/2024	405	441
6.250% due 04/15/2028	2,216	2,289
5.625% due 07/15/2028	8,383	8,563
5.750% due 06/15/2029	14,747	15,063
7.500% due 07/15/2030	5,486	5,825
1.730% due 11/15/2030 (a)	171	171
5.850% due 10/15/2031	25,144	25,274
4.273% due 08/15/2032 (a)	2,919	2,901
German American Capital Corp.
7.000% due 08/12/2010 (a)	6,800	7,602
Glendale Federal Savings & Loan
11.000% due 03/01/2010	11	12
GMAC Commercial Mortgage Corp.
1.733% due 09/20/2012 (a)	425	426
Golden Mortgage Loan
7.875% due 02/25/2031 (a)	4,958	5,014
Government National Mortgage Association
1.830% due 12/16/2025 (a)	1,075	1,081
GSR Mortgage Loan Trust
6.000% due 03/25/2032	$70,741	$72,711
6.000% due 07/25/2032	52,384	53,732
2.882% due 10/25/2032 (a)	25,196	25,247
Home Savings of America
4.241% due 05/25/2027 (a)	586	594
Impac Secured Assets CMN Owner Trust
8.000% due 07/25/2030	9,991	10,123
Imperial Savings Association
8.896% due 07/25/2017 (a)	13	13
8.414% due 02/25/2018	169	169
International Mortgage Acceptance Corp.
12.250% due 03/01/2014	61	65
LB Commercial Conduit Mortgage Trust
6.330% due 02/18/2030	59	59
Mellon Residential Funding Corp.
6.635% due 07/25/2029 (a)	8,042	8,040
Morgan Stanley Capital I
7.460% due 02/15/2020	9,673	9,715
10.137% due 08/15/2023	10	10
7.384% due 11/15/2028	74	76
Mortgage Capital Funding, Inc.
6.325% due 06/18/2030	12,029	12,886
Nationslink Funding Corp.
1.690% due 11/10/2030 (a)	1,565	1,570
6.297% due 11/10/2030	4,598	4,666
Norwest Asset Securities Corp.
6.500% due 04/25/2028	1	1
6.500% due 01/25/2029	5,930	6,060
PNC Mortgage Securities Corp.
6.500% due 12/25/2028	570	570
6.300% due 06/25/2029	10,106	10,179
7.340% due 05/25/2040 (a)	19	19
Prudential Home Mortgage Securities
7.500% due 09/25/2007	307	307
7.000% due 01/25/2008	5,356	5,351
6.750% due 11/25/2008	3,851	3,859
Prudential-Bache Trust
8.400% due 03/20/2021	1,501	1,555
Resecuritization Mortgage Trust
1.586% due 04/26/2021 (a)	1,300	1,300
6.500% due 04/19/2029	12,746	12,931
Residential Accredit Loans, Inc.
6.500% due 02/25/2029 (a)	3,259	3,274
7.000% due 07/25/2029	23	23
Residential Asset Securitization Trust
6.500% due 09/25/2014 (a)	125	129
1.566% due 06/25/2031	73	73
Residential Funding Mortgage Securities I, Inc.
7.500% due 12/25/2025	452	451
7.000% due 10/25/2027 (a)	3,050	3,048
6.250% due 11/25/2028	6,000	6,135
5.656% due 09/25/2032 (a)	17,584	17,882
Resolution Trust Corp.
6.705% due 05/25/2029 (a)	1,216	1,215
Ryland Acceptance Corp.
11.500% due 12/25/2016	5	6
Salomon Brothers Mortgage Securities VII, Inc.
6.993% due 12/25/2017 (a)	692	691
6.104% due 03/25/2024 (a)	359	359
6.092% due 10/25/2024 (a)	46	47
8.000% due 09/25/2030	266	280
7.612% due 12/25/2030 (a)	10	10
Sears Mortgage Securities
12.000% due 02/25/2014	31	31
Sequoia Mortgage Trust
1.640% due 08/20/2032 (a)	33,379	32,056
SLH Mortgage Trust
9.600% due 03/25/2021	304	304
Structured Asset Mortgage Investments, Inc.
6.861% due 06/25/2028 (a)	$871	$905
6.516% due 06/25/2029 (a)	10,690	10,788
9.207% due 06/25/2029 (a)	4,198	4,441
1.611% due 09/19/2032 (a)	63,149	62,910
Structured Asset Securities Corp.
6.750% due 07/25/2029	6,892	6,993
1.786% due 05/25/2031 (a)	1,012	1,012
1.886% due 05/25/2031 (a)	4,511	4,512
6.250% due 01/25/2032	9,916	10,192
6.150% due 07/25/2032 (a)	9,171	9,335
1.626% due 01/25/2033 (a)	12,716	12,693
Torrens Trust
1.600% due 07/15/2031 (a)	3,995	4,000
Union Planters Mortgage Finance Corp.
6.600% due 01/25/2028	6,310	6,359
Washington Mutual Mortgage Securities Corp.
6.190% due 07/25/2032 (a)	18,328	18,869
5.151% due 02/25/2033	1,471	1,523
5.462% due 02/25/2033 (a)	6,038	6,206
Wells Fargo Mortgage-Backed Securities Trust
7.000% due 02/25/2016	11,515	11,503
6.125% due 07/25/2031	109	110
6.114% due 01/25/2032 (a)	890	891
5.176% due 09/25/2032 (a)	9,612	9,798

		1,481,646

Fannie Mae 32.7%
3.335% due 11/01/2039 (a)	3,022	3,078
3.466% due 10/01/2030 (a)	4,319	4,398
3.560% due 06/01/2017 (a)	50	51
3.620% due 08/01/2017 (a)	22	23
3.689% due 11/01/2017 (a)	185	188
3.787% due 07/01/2018 (a)	26	27
3.876% due 11/01/2018 (a)	34	35
4.000% due 07/01/2017 (a)	184	188
4.180% due 12/01/2017 (a)	66	67
4.191% due 01/01/2021 (a)	136	138
4.221% due 07/01/2017 (a)	214	221
4.251% due 01/01/2024 (a)	39	41
4.471% due 01/01/2024 (a)	633	660
4.498% due 11/01/2017 (a)	96	97
4.500% due 04/21/2018	5,000	5,064
4.632% due 02/01/2028 (a)	1,385	1,434
4.654% due 04/01/2018 (a)	3,913	4,037
4.656% due 04/01/2024 (a)	790	816
4.705% due 07/25/2017 (a)	1,366	1,391
4.912% due 07/01/2023 (a)	199	203
4.977% due 10/01/2024 (a)	1,344	1,391
5.000% due 10/01/2017 - 05/19/2018 (c)	1,518,514	1,555,594
5.002% due 12/01/2023 (a)	129	132
5.500% due 04/01/2009 - 04/21/2018 (c)	993,574	1,031,562
6.000% due 10/01/2003 - 12/01/2031 (c)	1,014,283	1,061,825
6.230% due 08/01/2029 (a)	8,080	8,437
6.500% due 09/01/2005 - 02/01/2033 (c)	112,132	117,087
7.000% due 12/01/2006 - 07/01/2012 (c)	65,444	69,719
8.000% due 02/01/2027 - 11/01/2031 (c)	34,867	37,777
8.500% due 03/01/2008 - 04/01/2025 (c)	1,067	1,161
9.000% due 01/01/2025	1	1
9.500% due 07/01/2024 - 11/01/2025 (c)	1,415	1,576
10.000% due 02/01/2004 - 01/01/2025 (c)	357	399
10.500% due 06/01/2005 - 12/01/2024 (c)	44	49
11.000% due 11/01/2020	19	22

108	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

11.250% due 10/01/2015	$15	$18
11.500% due 12/01/2008 - 02/01/2020 (c)	26	30
11.750% due 02/01/2016	32	37
12.000% due 01/01/2015	4	4
13.000% due 07/01/2015	4	5
13.250% due 09/01/2011	8	10
15.500% due 10/01/2012 - 12/01/2012 (c)	3	3
15.750% due 12/01/2011	15	19
16.000% due 09/01/2012 - 12/01/2012 (c)	6	8

		3,909,023

Federal Housing Administration 0.3%
6.950% due 04/01/2014	1,826	1,950
7.400% due 02/01/2019	29	31
7.421% due 11/01/2019	177	190
7.430% due 10/01/2019 - 11/01/2025 (c)	31,523	33,606

		35,777

Freddie Mac 1.5%
4.336% due 11/01/2022 (a)	871	906
4.365% due 11/01/2023 (a)	171	178
4.375% due 03/01/2017 (a)	114	115
4.385% due 10/01/2023 (a)	488	509
4.462% due 01/01/2024 (a)	870	908
4.529% due 07/01/2018 (a)	128	132
4.547% due 09/01/2023 (a)	85	89
4.565% due 12/01/2022 (a)	288	299
4.649% due 06/01/2024 (a)	276	289
5.000% due 04/14/2033	1,500	1,500
5.061% due 01/01/2024 (a)	355	369
5.500% due 05/14/2033 (a)	500	509
5.625% due 01/01/2017 (a)	18	18
5.861% due 02/01/2020 (a)	1,250	1,284
6.000% due 09/01/2006 - 09/01/2016 (c)	152,190	159,102
6.396% due 03/01/2024 (a)	30	31
6.899% due 10/01/2027 (a)	372	390
7.500% due 09/01/2006	16	17
8.000% due 03/01/2007 - 12/01/2024 (c)	1,280	1,396
8.250% due 10/01/2007 - 01/01/2009 (c)	43	46
8.500% due 07/01/2003 - 11/01/2025 (c)	3,961	4,313
9.000% due 07/01/2004 - 08/01/2022 (c)	1,179	1,318
9.500% due 12/01/2004 - 02/01/2025 (c)	116	128
9.750% due 11/01/2008	246	273
10.000% due 03/01/2016 - 10/01/2019 (c)	42	47
10.500% due 10/01/2010 - 02/01/2016 (c)	12	13
10.750% due 09/01/2009 - 08/01/2011 (c)	156	177
11.500% due 10/01/2015 - 01/01/2016 (c)	22	25
11.750% due 11/01/2010 - 08/01/2015 (c)	4	4
12.000% due 09/01/2013	1	1
14.000% due 09/01/2012 - 04/01/2016 (c)	6	7
14.500% due 12/01/2010	1	2
15.000% due 08/01/2011 - 12/01/2011 (c)	2	3

		174,398

Government National Mortgage Association 1.1%
4.500% due 05/20/2030 (a)	$151	$154
5.000% due 07/20/2030 - 02/20/2032 (a)(c)	49,421	50,487
5.375% due 04/20/2016 - 06/20/2027 (a)(c)	17,576	18,009
5.500% due 04/23/2033 - 05/21/2033 (c)	5,100	5,231
5.625% due 10/20/2023 - 12/20/2027 (a)(c)	17,031	17,467
5.750% due 08/20/2022 - 07/20/2027 (a)(c)	22,423	23,060
6.500% due 10/15/2023 - 10/15/2032 (c)	1,181	1,243
7.000% due 03/15/2011 - 10/15/2011 (c)	73	79
7.500% due 03/15/2022 - 11/15/2026 (c)	1,965	2,117
8.000% due 11/15/2006 - 12/15/2024 (c)	11,674	12,849
8.500% due 12/15/2021	16	17
9.000% due 06/20/2016 - 12/15/2030 (c)	4,897	5,351
9.500% due 10/15/2016 - 06/15/2025 (c)	45	50
9.750% due 08/15/2017 - 10/15/2017 (c)	145	165
10.000% due 10/15/2013 - 11/15/2025 (c)	28	32
10.500% due 11/15/2019 - 02/15/2021 (c)	8	10
11.000% due 09/15/2010	3	3
11.500% due 08/15/2018	19	21
11.750% due 08/15/2013 - 08/15/2015 (c)	35	41
12.000% due 06/20/2015	5	6
12.250% due 01/15/2014	0	0
13.000% due 10/15/2013	5	6
13.500% due 05/15/2011 - 11/15/2012 (c)	18	22
16.000% due 12/15/2011 - 02/15/2012 (c)	19	24

		136,444

Stripped Mortgage-Backed Securities 0.0%
Fannie Mae (IO)
0.950% due 03/25/2009 (a)	5,293	87
6.500% due 03/25/2009	1,160	127
6.500% due 03/25/2023	985	99
7.000% due 05/25/2021	126	0
7.188% due 03/25/2024 (a)	267	2
256.000% due 11/01/2008	8	31
859.771% due 02/25/2022	2	10
Fannie Mae (PO)
0.000% due 09/25/2022	4	4
Freddie Mac (IO)
4.000% due 01/15/2024	16,652	1,569
6.500% due 04/15/2022	616	32
7.000% due 05/15/2023	103	7
Merrill Lynch Mortgage Investors, Inc. (IO)
6.700% due 07/25/2004	27,900	1,734
Prudential Home Mortgage Securities (IO)
0.265% due 04/25/2009 (a)	16,454	29

		3,731

Total Mortgage-Backed Securities (Cost $5,683,176)		5,741,019

ASSET-BACKED SECURITIES 2.8%
Ace Securities Corp.
1.645% due 06/25/2032 (a)	11,697	11,702
Advanta Mortgage Loan Trust
7.760% due 05/25/2018	$17,097	$17,477
Ameriquest Mortgage Securities, Inc.
1.600% due 06/15/2030 (a)	55	55
1.580% due 07/15/2030 (a)	100	100
1.646% due 05/25/2032 (a)	8,650	8,653
1.575% due 08/25/2032 (a)	25,623	25,595
Amortizing Residential Collateral Trust
1.626% due 07/25/2032 (a)	49,221	49,157
Amresco Residential Securities Mortgage Loan Trust
1.526% due 07/25/2027 (a)	26	26
Asset-Backed Securities Home Equity Corp.
1.540% due 06/15/2031 (a)	193	193
Capital Asset Research Funding LP
6.400% due 12/15/2004	32	32
CIT Group Home Equity Loan Trust
1.610% due 06/25/2033 (a)	40,397	40,409
CIT Marine Trust
5.800% due 04/15/2010	13	12
Community Program Loan Trust
4.500% due 10/01/2018	12,274	12,562
Compucredit Credit Card Master Trust
1.500% due 03/15/2007 (a)	11,400	11,406
Contimortgage Home Equity Loan Trust
6.770% due 01/25/2018	0	0
Countrywide Asset-Backed Certificates
1.535% due 06/25/2031 (a)	13,865	13,861
Credit-Based Asset Servicing and Securities
1.656% due 06/25/2032 (a)	6,119	6,117
CS First Boston Mortgage Securities Corp.
1.540% due 12/15/2030 (a)	146	146
Embarcadero Aircraft Securitization Trust
1.760% due 08/15/2025 (a)	4,900	2,450
EQCC Home Equity Loan Trust
1.440% due 10/15/2027 (a)	118	118
Equity One ABS, Inc.
1.585% due 11/25/2032 (a)	47,062	46,842
GF Funding Corp.
6.890% due 01/20/2006	3,835	3,725
Green Tree Financial Corp.
7.400% due 06/15/2027	6,999	7,186
Green Tree Home Improvement Loan Trust
1.450% due 08/15/2029 (a)	244	244
Household Mortgage Loan Trust
1.640% due 05/20/2032 (a)	10,805	10,823
IMC Home Equity Loan Trust
1.555% due 10/20/2027 (a)	1,267	1,268
Irwin Home Equity Loan Trust
1.680% due 06/25/2021 (a)	57	57
1.595% due 06/25/2029 (a)	10,411	10,399
Morgan Stanley Dean Witter Capital I
1.635% due 07/25/2032 (a)	12,737	12,731
Ocwen Mortgage Loan Trust
1.615% due 10/25/2029 (a)	83	83
Option One Mortgage Loan Trust
1.626% due 09/25/2030 (a)	343	343
Pacificamerica Home Equity Loan
1.556% due 04/25/2028 (a)	30	30
Renaissance Home Equity Loan Trust
1.686% due 08/25/2032 (a)	13,092	13,108
Salomon Brothers Mortgage Securities VII, Inc.
1.736% due 09/25/2029 (a)	31	31
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013	20,341	20,540
Whole Auto Loan Trust
1.880% due 06/15/2005	5,000	5,019
WMC Mortgage Loan
1.620% due 05/15/2030 (a)	1,959	1,958

Total Asset-Backed Securities (Cost $337,182)		334,458

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	109

Schedule of Investments (Cont.)

Low Duration Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

SOVEREIGN ISSUES 0.7%
Republic of Brazil
2.562% due 04/15/2006 (a)	$56,448	$51,582
2.625% due 04/15/2009 (a)	2,141	1,692
11.000% due 01/11/2012	3,000	2,557
8.000% due 04/15/2014	9,667	7,661
Republic of Korea
8.875% due 04/15/2008	10,000	12,038
Republic of Panama
8.250% due 04/22/2008	5,500	5,871

Total Sovereign Issues (Cost $81,512)		81,401

PURCHASED PUT OPTIONS 0.0%
PNC Mortgage Securities Corp. (OTC)
6.250% due 05/25/2040 Strike @ 100.000 Exp. 04/01/2005	300	0

Total Purchased Put Options (Cost $0)		0

PREFERRED STOCK 0.0%
	Shares
Home Ownership Funding
13.331% due 12/31/2049	3,000	1,808
Rhone-Poulenc S.A.
8.125% due 12/31/2049	13,000	329

Total Preferred Stock (Cost $3,213)		2,137

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 36.1%
Commercial Paper 34.7%
AT&T Corp.
3.720% due 04/18/2003	$62,300	62,300
Barclays U.S. Funding Corp.
1.230% due 05/27/2003	1,700	1,697
1.245% due 05/28/2003	100,000	99,803
CBA Finance, Inc.
1.280% due 04/10/2003	8,000	7,997
Danske Corp.
1.280% due 04/08/2003	30,000	29,993
Eksportfinanans A.S.A.
1.270% due 04/02/2003	25,000	24,999
Fannie Mae
1.300% due 04/01/2003	510,000	510,000
1.250% due 04/09/2003	8,000	7,998
1.190% due 06/03/2003	500,000	498,920
1.230% due 06/11/2003	200,000	199,516
1.190% due 06/25/2003	250,000	249,282
Federal Home Loan Bank
1.225% due 04/16/2003	10,000	9,995
1.179% due 04/21/2003	300,000	299,803
1.270% due 05/21/2003	40,000	39,929
Freddie Mac
1.305% due 06/02/2003	92,756	92,558
1.190% due 06/26/2003	266,700	265,927
General Electric Capital Corp.
1.260% due 06/11/2003	71,100	70,928
1.250% due 06/25/2003	4,000	3,989
HBOS Treasury Services PLC
1.340% due 04/08/2003	100,000	99,974
1.250% due 04/30/2003	50,000	49,950
1.261% due 05/07/2003	900	899
Rabobank Nederland NV
1.230% due 04/01/2003	$300,000	$300,000
1.390% due 04/01/2003	560,000	560,000
Royal Bank of Scotland PLC
1.220% due 04/14/2003	600	600
Stadshypotek Delaware
1.240% due 05/08/2003	97,600	97,476
Svenska Handelsbank, Inc.
1.258% due 04/22/2003	2,100	2,098
Swedbank Forenings PLC
1.260% due 04/08/2003	8,900	8,898
UBS Finance, Inc.
1.390% due 04/01/2003	50,000	50,000
1.315% due 04/04/2003	98,000	97,989
1.275% due 04/08/2003	45,000	44,989
1.275% due 04/09/2003	45,000	44,987
1.180% due 04/10/2003	200,000	199,941
1.210% due 04/10/2003	700	700
1.240% due 04/14/2003	119,100	119,047

		4,153,182

Repurchase Agreement 1.2%
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Federal Home Loan Bank 1.550% due 12/22/2003 valued at $45,904, 4.125% due 01/14/2005 valued at $25,502 and 1.600% due 12/17/2003 valued at $76,504. Repurchase proceeds are $145,004.)	145,000	145,000

U.S. Treasury Bills 0.2%
1.153% due 05/08/2003- 05/15/2003 (c)(e)	19,410	19,382

Total Short-Term Instruments (Cost $4,317,616)		4,317,564

Total Investments 117.2% (Cost $13,924,780)		$14,008,971
Written Options (f) (0.1%) (Premiums $8,191)		(5,689)
Other Assets and Liabilities (Net) (17.1%)		(2,046,127)

Net Assets 100.0%		$11,957,155

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Security is in default.

(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d)	Principal amount of security is adjusted for inflation.

(e)	Securities with an aggregate market value of $17,387 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor March Futures
(03/2004)—Long	317	$(145)
Euribor June Futures
(06/2003)—Long	412	864
Euribor September Futures
(09/2003)—Long	1,426	1,257
Euribor December Futures
(12/2003)—Long	496	74
United Kingdom 90 Day LIBOR
Futures (03/2004)—Long	317	(164)
United Kingdom 90 Day LIBOR
Futures (12/2003)—Long	312	(124)
Eurodollar March Futures
(03/2005)—Long	470	(194)
Eurodollar June Futures
(06/2004)—Long	302	60
Eurodollar September Futures
(09/2004)—Long	464	(104)
Eurodollar December Futures
(12/2004)—Long	934	(315)

		$1,209

(f)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Call—OTC 10 Year Interest Rate Swap
Strike @ 4.000%** Exp. 07/22/2003	$201,200	$1,874	$1,840
Call—OTC 7 Year Interest Rate Swap
Strike @ 3.500%** Exp. 12/17/2003	129,300	1,319	1,294
Put—OTC 7 Year Interest Rate Swap
Strike @ 5.500%* Exp. 12/17/2003	129,300	1,668	865
Call—OTC 10 Year Interest Rate Swap
Strike @ 4.000%** Exp. 08/01/2003	21,900	177	210

Type	# of Contracts	Premium	Value

Put—CME Eurodollar December Futures
Strike @ 98.000 Exp. 12/15/2003	5,000	2,998	1,250
Call—CBOT U.S. Treasury Note June Futures
Strike @ 116.000 Exp. 05/24/2003	273	155	230

		$8,191	$5,689

*	The Fund will pay a floating rate based on 3-month LIBOR.

**	The Fund will receive a floating rate based on 3-month LIBOR.

(g)	Short sales open at March 31, 2003 were as follows:

110	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

Type	Coupon (%)	Maturity	Par	Value	Proceeds

Fannie Mae	6.000	04/21/2018	$47,700	$49,891	$49,720

(h)	Principal amount denoted in indicated currency:

BP—British Pound

EC—Euro

JY—Japanese Yen

MP—Mexican Peso

(i)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 4.000% and pay a floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/17/2005	BP	14,300	$(73)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2032		95,800	(1,419)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2032	EC	148,500	2,657
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.805%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 01/11/2011	JY	3,285,600	(2,836)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.390%.
Counterparty: Goldman Sachs & Co. Exp. 06/18/2007		4,481,100	(189)
Receive a fixed rate equal to 0.430% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.
Counterparty: Lehman Brothers, Inc. Exp. 07/11/2003		$20,000	(49)
Receive a fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.
Counterparty: Lehman Brothers, Inc. Exp. 01/25/2005		5,000	(78)
Receive a fixed rate equal to 0.810% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding 6.750% due 12/01/2005.
Counterparty: Goldman Sachs & Co. Exp. 06/15/2004		50,000	111
Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding 0.000% due 05/15/2021.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/12/2004		30,000	50
Receive a fixed rate equal to 1.500% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 4.500% due 03/07/2017.
Counterparty: Credit Suisse First Boston Exp. 04/24/2003		$10,000	1
Receive a fixed rate equal to 1.200% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/2027.
Counterparty: Credit Suisse First Boston Exp. 06/03/2003		5,000	1
Receive a fixed rate equal to 5.550% and the Fund will pay to the counterparty at par in the event of default of CIT Group, Inc. 7.750% due 04/02/2012.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/20/2003		10,000	99
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/19/2004		$16,400	$22
Receive a fixed rate equal to 0.800% and the Fund will pay to the counterparty at par in the event of default of International Paper Co. 8.125% due 07/08/2005.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 07/31/2003		25,000	(20)

			$(1,723)

(j)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	BP	1,616	04/2003	$0	$(25)	$(25)
Buy	EC	54,612	04/2003	83	(350)	(267)
Sell		74,472	04/2003	35	(951)	(916)
Buy	MP	63,498	09/2003	186	0	186
Sell		63,498	09/2003	0	(52)	(52)

				$304	$(1,378)	$(1,074)

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	111

Schedule of Investments

Low Duration Fund II

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 21.0%
Banking & Finance 17.9%
Associates Corp. of North America
5.750% due 11/01/2003	$400	$410
Bank of America Corp.
5.250% due 02/01/2007	4,500	4,879
CIT Group, Inc.
1.840% due 04/07/2003 (a)	900	900
5.625% due 05/17/2004	6,300	6,515
Citigroup, Inc.
5.000% due 03/06/2007	4,500	4,838
Countrywide Home Loans, Inc.
6.850% due 06/15/2004	1,000	1,060
DaimlerChrysler Financial Services North America LLC
1.401% due 06/17/2003 (a)	1,100	1,099
1.401% due 06/18/2003 (a)	13,000	12,987
General Electric Capital Corp.
6.375% due 08/23/2008	9,550	10,729
General Motors Acceptance Corp.
7.625% due 05/05/2003	1,100	1,106
1.680% due 08/04/2003 (a)	1,400	1,397
8.950% due 07/02/2009	4,409	4,856
Goldman Sachs Group, Inc.
4.125% due 01/15/2008	4,500	4,625
Household Finance Corp.
1.760% due 12/19/2003 (a)	10,000	10,012
JP Morgan Chase & Co.
5.250% due 05/30/2007	4,500	4,829
Lehman Brothers Holdings, Inc.
4.000% due 01/22/2008	4,500	4,599
Morgan Stanley Group, Inc.
6.875% due 03/01/2007	4,500	5,069
National Rural Utilities Cooperative Finance Corp.
6.500% due 03/01/2007	4,500	4,982
NationsBank Corp.
6.500% due 03/15/2006	250	276
Wells Fargo & Co.
6.625% due 07/15/2004	105	112

		85,280

Industrials 2.1%
Altria Group, Inc.
7.650% due 07/01/2008	4,500	4,766
Procter & Gamble Co.
5.250% due 09/15/2003	400	407
Viacom, Inc.
5.625% due 05/01/2007	4,500	4,920
Wal-Mart Stores, Inc.
6.550% due 08/10/2004	100	107

		10,200

Utilities 1.0%
DTE Energy Co.
6.170% due 06/15/2038 (a)	5,000	5,032

Total Corporate Bonds & Notes (Cost $98,921)		100,512

U.S. GOVERNMENT AGENCIES 0.5%
Freddie Mac
3.875% due 06/27/2005	2,400	2,413

Total U.S. Government Agencies (Cost $2,420)		2,413

U.S. TREASURY OBLIGATIONS 7.3%
Treasury Inflation Protected Securities (d)
3.875% due 01/15/2009	6,425	7,323
4.250% due 01/15/2010	16,305	19,072
3.875% due 04/15/2029	774	951
U.S. Treasury Notes
1.625% due 03/31/2005	$7,300	$7,318

Total U.S. Treasury Obligations (Cost $33,713)		34,664

MORTGAGE-BACKED SECURITIES 52.2%
Collateralized Mortgage Obligations 14.5%
Bear Stearns Adjustable Rate Mortgage Trust
6.750% due 03/25/2028	1,005	1,028
6.050% due 02/25/2032 (a)	171	171
6.107% due 02/25/2032 (a)	319	324
5.407% due 10/25/2032 (a)	426	436
5.381% due 01/25/2033 (a)	3,019	3,103
5.674% due 02/25/2033 (a)	953	951
5.464% due 03/25/2033 (a)	4,896	5,035
Countrywide Alternative Loan Trust
4.750% due 01/25/2033	7,728	7,852
Countrywide Home Loans
5.660% due 03/19/2032 (a)	3,508	3,519
Countrywide Mortgage Backed Securities, Inc.
6.500% due 11/01/2032	5,300	5,505
Criimi Mae Financial Corp.
7.000% due 01/01/2033	5,838	6,329
CS First Boston Mortgage Securities Corp.
2.081% due 03/25/2032 (a)	3,348	3,300
6.182% due 06/25/2032 (a)	1,030	1,061
5.768% due 10/25/2032 (a)	1,745	1,772
1.930% due 08/25/2033 (a)	3,782	3,782
DLJ Mortgage Acceptance Corp.
5.748% due 05/25/2024 (a)	204	203
Fannie Mae
9.250% due 10/25/2018	28	32
8.000% due 11/25/2023	1,386	1,490
1.755% due 09/25/2030 (a)	1,539	1,540
6.500% due 01/01/2033	1,076	1,145
First Horizon Asset Securities, Inc.
6.750% due 02/25/2031	393	403
Freddie Mac
12.100% due 01/31/2009	391	416
12.900% due 05/01/2014	64	69
5.625% due 07/15/2028	2,096	2,141
Government National Mortgage Association
7.750% due 01/17/2030	551	579
1.783% due 09/20/2030 (a)	707	710
GSR Mortgage Loan Trust
2.882% due 10/25/2032 (a)	1,442	1,445
Nationslink Funding Corp.
1.675% due 11/10/2030 (a)	487	488
7.030% due 06/20/2031	126	140
Norwest Asset Securities Corp.
6.500% due 04/25/2028	1	1
Residential Funding Mortgage Securities I, Inc.
7.500% due 10/25/2022	177	177
5.654% due 09/25/2032 (a)	906	922
Salomon Brothers Mortgage Securities VII, Inc.
4.523% due 11/25/2022 (a)	236	235
7.612% due 11/25/2030 (a)	2	2
1.625% due 06/25/2032 (a)	715	715
Sequoia Mortgage Trust
1.583% due 08/20/2032 (a)	1,878	1,803
Structured Asset Mortgage Investments, Inc.
9.222% due 06/25/2029 (a)	2,605	2,756
1.611% due 09/19/2032 (a)	3,497	3,484
Structured Asset Securities Corp.
6.750% due 07/25/2029	2,192	2,224
6.150% due 07/25/2032 (a)	510	519
1.595% due 01/25/2033 (a)	799	798
Washington Mutual Mortgage Securities Corp.
6.190% due 07/25/2032 (a)	189	195
Wells Fargo Mortgage-Backed Securities Trust
5.176% due 09/25/2032 (a)	$601	$612

		69,412

Fannie Mae 27.7%
3.402% due 08/01/2030 - 10/01/2030 (a)(b)	2,304	2,346
4.315% due 01/01/2024 (a)	403	419
4.424% due 09/01/2028 (a)	820	835
5.000% due 05/19/2018	8,300	8,495
5.500% due 01/01/2009 - 04/01/2018 (b)	65,834	68,375
6.000% due 03/01/2016 - 07/01/2017 (b)	48,072	50,324
7.500% due 08/01/2029 - 09/01/2029 (b)	872	931
10.500% due 05/01/2012	412	472

		132,197

Federal Housing Administration 5.2%
7.200% due 05/01/2009	1,327	1,419
7.430% due 07/01/2024	21,581	23,133

		24,552

Freddie Mac 1.2%
4.840% due 07/01/2023 (a)	194	202
6.000% due 02/01/2016 - 09/01/2016 (b)	2,907	3,041
6.500% due 08/01/2032	2,385	2,489
8.000% due 07/01/2024	32	35
8.500% due 06/01/2009 - 06/01/2025 (b)	138	148
10.500% due 09/01/2015	4	4

		5,919

Government National Mortgage Association 3.6%
4.500% due 07/15/2030 (a)	2,648	2,706
5.375% due 04/20/2022 - 05/20/2027 (a)(b)	4,600	4,721
5.625% due 10/20/2025 (a)	2,325	2,383
5.750% due 07/20/2023 - 07/20/2025 (a)(b)	2,846	2,927
6.500% due 08/15/2023	41	43
7.000% due 11/15/2022	710	759
7.500% due 02/15/2022 - 03/15/2024 (b)	1,508	1,623
8.000% due 03/15/2023 - 09/15/2024 (b)	349	382
9.000% due 07/20/2016 - 10/15/2030 (b)	1,391	1,524

		17,068

Total Mortgage-Backed Securities (Cost $244,032)		249,148

ASSET-BACKED SECURITIES 3.2%
Ace Securities Corp.
1.645% due 06/25/2032 (a)	654	655
Ameriquest Mortgage Securities, Inc.
1.575% due 08/25/2032 (a)	2,176	2,173
Amortizing Residential Collateral Trust
1.595% due 07/25/2032 (a)	2,856	2,852
CIT Group Home Equity Loan Trust
1.575% due 06/25/2033 (a)	2,312	2,313
Countrywide Asset-Backed Certificates
1.605% due 03/25/2031 (a)	8	8
1.535% due 06/25/2031 (a)	857	856
Countrywide Home Equity Loan Trust
1.520% due 08/15/2025 (a)	2,619	2,610
Embarcadero Aircraft Securitization Trust
1.760% due 08/15/2025 (a)	1,806	1,264
Household Mortgage Loan Trust
1.583% due 05/20/2032 (a)	580	581
Irwin Home Equity Loan Trust
1.595% due 06/25/2029 (a)	617	616

112	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Morgan Stanley Dean Witter Capital I
1.635% due 07/25/2032 (a)	$1,444	$1,443

Total Asset-Backed Securities (Cost $15,929)		15,371

CONVERTIBLE BONDS & NOTES 1.8%
Banking & Finance 1.8%
Verizon Global Funding Corp.
5.750% due 04/01/2003	8,400	8,400

Total Convertible Bonds & Notes (Cost $8,400)		8,400

PREFERRED SECURITY 1.1%
	Shares
DG Funding Trust
3.650% due 12/29/2049 (a)	510	5,253

Total Preferred Security (Cost $5,100)		5,253

SHORT-TERM INSTRUMENTS 19.9%
	Principal Amount (000s)
Commercial Paper 19.5%
AT & T Corp.
3.572% due 04/18/2003	$4,300	4,301
Fannie Mae
1.290% due 05/14/2003	4,300	4,293
1.270% due 05/21/2003	3,800	3,793
1.290% due 05/21/2003	6,000	5,989
1.190% due 06/25/2003	5,300	5,285
1.195% due 06/25/2003	3,600	3,590
Federal Home Loan Bank
1.225% due 05/07/2003	5,200	5,194
1.230% due 05/28/2003	3,000	2,994
Freddie Mac
1.230% due 04/30/2003	4,650	4,645
1.180% due 05/23/2003	500	499
1.230% due 05/29/2003	10,000	9,980
1.220% due 06/05/2003	1,200	1,197
1.200% due 06/12/2003	900	898
1.225% due 06/16/2003	33,000	32,915
1.230% due 06/24/2003	7,600	7,579

		93,152

Repurchase Agreement 0.3%
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Fannie Mae 2.600% due 10/24/2004 valued at $1,346. Repurchase proceeds are $1,316.)	1,316	1,316

U.S. Treasury Bills 0.1%
1.163% due 05/08/2003 - 05/15/2003 (b)(d)	830	829

Total Short-Term Instruments (Cost $95,296)		95,297

Total Investments 107.0% (Cost $503,811)		$511,058
Written Options (e) (0.1%) (Premiums $529)		(496)
Other Assets and Liabilities (Net) (6.9%)		(32,943)

Net Assets 100.0%		$477,619

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Securities with an aggregate market value of $330 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Eurodollar March Futures
(03/2005)—Long	28	$(12)
Eurodollar June Futures
(06/2004)—Long	15	3
Eurodollar September
Futures (09/2004)—Long	36	(8)
Eurodollar December
Futures (12/2004)—Long	64	(21)

		$(38)

(d)	Principal amount of security is adjusted for inflation.

(e)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Call—OTC 10 Year Interest Rate Swap
Strike @ 4.000%** Exp. 07/22/2003	$37,200	$347	$340
Call—OTC 7 Year Interest Rate Swap
Strike @ 3.500%** Exp. 12/17/2003	6,200	63	62
Put—OTC 7 Year Interest Rate Swap
Strike @ 5.500%* Exp. 12/17/2003	6,200	80	42
Call—OTC 10 Year Interest Rate Swap
Strike @ 4.000%** Exp. 08/01/2003	2,600	21	25

Type	# of Contracts	Premium	Value

Call—CBOT U.S. Treasury Note June Futures
Strike @ 116.000 Exp. 05/24/2003	32	18	27

		$529	$496

*	The Fund will pay a floating rate based on 3-month LIBOR.

**	The Fund will receive a float ingrate based on 3-month LIBOR.

(f)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized Appreciation

Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Lehman Brothers, Inc. Exp 05/19/2004	$1,000	$1
Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.
Counterparty: Lehman Brothers, Inc. Exp. 09/10/2003	4,000	4

		$5

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	113

Schedule of Investments

Low Duration Fund III

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 26.8%
Banking & Finance 15.5%
Bank of America Corp.
1.622% due 08/26/2005 (a)	$1,000	$1,001
CIT Group, Inc.
5.500% due 02/15/2004	725	745
5.500% due 11/30/2007	500	512
Credit Suisse First Boston USA, Inc.
4.625% due 01/15/2008	100	103
DaimlerChrysler Financial Services North America LLC
1.431% due 06/17/2003 (a)	400	400
1.401% due 06/18/2003 (a)	1,000	999
Gemstone Investors Ltd.
7.710% due 10/31/2004	100	93
General Electric Capital Corp.
4.250% due 01/15/2008	500	518
General Motors Acceptance Corp.
1.680% due 08/04/2003 (a)	400	399
2.088% due 01/20/2004 (a)	1,000	995
1.718% due 07/21/2004 (a)	300	295
Goldman Sachs Group, Inc.
4.125% due 01/15/2008	600	617
Household Finance Corp.
4.625% due 01/15/2008	300	311
National Rural Utilities Cooperative Finance Corp.
1.450% due 07/17/2003 (a)	1,000	999
Pemex Project Funding Master Trust
2.890% due 01/07/2005 (a)	800	811
Salomon Smith Barney Holdings, Inc.
1.680% due 05/04/2004 (a)	325	326
Verizon Global Funding Corp.
6.125% due 06/15/2007	900	997

		10,121

Industrials 3.9%
Comcast Cable Communications, Inc.
8.375% due 05/01/2007	500	570
Conoco Funding Co.
5.450% due 10/15/2006	300	327
Cox Communications, Inc.
7.750% due 08/15/2006	500	564
Kroger Co.
7.650% due 04/15/2007	500	566
Weyerhaeuser Co.
5.950% due 11/01/2008	500	540

		2,567

Utilities 7.4%
AT&T Wireless Services, Inc.
7.350% due 03/01/2006	500	550
British Telecom PLC
7.875% due 12/15/2005	200	227
Entergy Mississippi, Inc.
4.350% due 04/01/2008	200	202
Florida Power & Light Co.
6.875% due 12/01/2005	1,000	1,117
France Telecom S.A.
8.700% due 03/01/2006 (a)	300	341
Pacific Gas & Electric Co.
7.583% due 10/31/2049 (a)	400	394
Peco Energy Co.
6.500% due 05/01/2003	1,500	1,506
Progress Energy, Inc.
6.050% due 04/15/2007	500	540

		4,877

Total Corporate Bonds & Notes (Cost $17,117)		17,565

U.S. TREASURY OBLIGATIONS 4.1%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007	115	126
3.875% due 01/15/2009	332	379
3.875% due 04/15/2029	$33	$41
U.S. Treasury Notes
1.625% due 03/31/2005	2,100	2,105

Total U.S. Treasury Obligations (Cost $2,623)		2,651

MORTGAGE-BACKED SECURITIES 46.7%
Collateralized Mortgage Obligations 9.4%
Bear Stearns Adjustable Rate Mortgage Trust
6.210% due 01/25/2032 (a)	107	108
6.059% due 02/25/2032 (a)	21	21
6.135% due 02/25/2032 (a)	46	46
5.381% due 02/25/2033 (a)	292	300
5.680% due 02/25/2033 (a)	95	95
5.464% due 03/25/2033 (a)	600	616
Countrywide Mortgage-Backed Securities, Inc.
6.500% due 11/01/2032	600	623
CS First Boston Mortgage Securities Corp.
7.500% due 02/25/2031	240	249
6.171% due 06/25/2032 (a)	129	133
Fannie Mae
6.500% due 01/01/2033	98	104
First Horizon Asset Securities, Inc.
6.750% due 02/25/2031	26	27
Freddie Mac
1.730% due 11/15/2030 (a)	213	214
GMAC Commercial Mortgage Securities, Inc.
6.570% due 09/15/2033	560	611
Prudential Home Mortgage Securities
7.500% due 08/25/2024	469	471
Salomon Brothers Mortgage Securities VII, Inc.
7.612% due 11/25/2030 (a)	0	0
Structured Asset Securities Corp.
1.652% due 10/25/2027 (a)	221	213
6.750% due 07/25/2029	689	699
6.250% due 01/25/2032	270	277
Washington Mutual Loan Trust
4.460% due 01/25/2040 (a)	32	31
Washington Mutual Mortgage Securities Corp.
6.010% due 04/25/2031 (a)	100	101
5.462% due 02/25/2033 (a)	1,089	1,119
Wells Fargo Mortgage-Backed Securities Trust
7.000% due 02/25/2016	110	110

		6,168

Fannie Mae 33.0%
3.526% due 09/01/2040 (a)	428	436
4.083% due 08/01/2029 (a)	832	847
5.000% due 05/19/2018	4,400	4,503
5.500% due 01/01/2009-04/01/2018 (b)	7,374	7,656
5.854% due 02/01/2031 (a)	363	374
6.000% due 09/01/2016-12/01/2031 (b)	7,065	7,396
6.500% due 07/01/2032	353	369

		21,581

Freddie Mac 1.9%
6.000% due 03/01/2016-08/01/2016 (b)	943	986
6.500% due 08/01/2032	273	284

		1,270

Government National Mortgage Association 2.4%
5.000% due 05/20/2030-02/20/2032 (a)(b)	1,166	1,194
5.375% due 06/20/2027 (a)	215	221
8.500% due 10/20/2026	108	117

		1,532

Total Mortgage-Backed Securities (Cost $29,978)		30,551

SOVEREIGN ISSUES 0.7%
Republic of Brazil
3.062% due 04/15/2006 (a)	$515	$471

Total Sovereign Issues (Cost $470)		471

SHORT-TERM INSTRUMENTS 22.6%
Commercial Paper 22.1%
Alcon Capital Corp.
1.250% due 05/28/2003	900	898
Anz (Delaware), Inc.
1.250% due 05/27/2003	800	799
AT&T Corp.
3.720% due 04/18/2003	700	700
Barclays US Funding Corp.
1.255% due 05/19/2003	1,000	998
CDC Commercial Paper Corp.
1.240% due 04/24/2003	2,000	1,998
Danske Corp.
1.220% due 05/12/2003	400	399
1.230% due 06/11/2003	1,800	1,796
Freddie Mac
1.220% due 06/05/2003	1,800	1,796
HBOS Treasury Services PLC
1.250% due 04/30/2003	1,400	1,399
Nestle Capital Corp.
1.245% due 06/12/2003	900	898
Royal Bank of Scotland PLC
1.245% due 05/02/2003	1,500	1,498
Svenska Handelsbank, Inc.
1.270% due 04/22/2003	400	400
UBS Finance, Inc.
1.180% due 04/10/2003	100	100
1.235% due 04/11/2003	800	800

		14,479

Repurchase Agreement 0.4%
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Federal Home Loan Bank 1.250% due 04/08/2004 valued at $295. Repurchase proceeds are $285.)	285	285

U.S. Treasury Bills 0.1%
1.151% due 05/08/2003-05/15/2003 (b)(d)	25	25

Total Short-Term Instruments (Cost $14,789)		14,789

Total Investments 100.9% (Cost $64,977)		$66,027
Written Options (e) (0.1%) (Premiums $45)		(39)
Other Assets and Liabilities (Net) (0.8%)		(530)

Net Assets 100.0%		$65,458

114	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Principal amount of security is adjusted for inflation.

(d)	Securities with an aggregate market value of $151 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor Purchased Put Options
Strike @ 95.500 (12/2003)—Long	11	$0
Euribor March Futures
(03/2004)—Long	1	0
Euribor June Futures
(06/2003)—Long	3	6
Euribor September Futures
(09/2003)—Long	9	9
Euribor December Futures
(12/2003)—Long	4	1
Euro-Bobl 5 Year Note
(06/2003)—Long	2	(2)
United Kingdom 90 Day LIBOR Futures
(03/2004)—Long	1	0
United Kingdom 90 Day LIBOR Futures
(12/2003)—Long	1	0
Eurodollar March Futures
(03/2005)—Long	1	(1)
Eurodollar June Futures
(06/2004)—Long	1	0
Eurodollar September Futures
(09/2004)—Long	2	(1)
Eurodollar December Futures
(12/2004)—Long	3	(1)

		$11

(e)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Call—OTC 10 Year Interest Rate Swap
Strike @ 4.000%** Exp. 07/22/2003	$2,800	$26	$26
Call—OTC 7 Year Interest Rate Swap
Strike @ 3.500%** Exp. 12/17/2003	800	8	8
Put—OTC 7 Year Interest Rate Swap
Strike @ 5.500%* Exp. 12/17/2003	800	11	5

		$45	$39

*	The Fund will pay a floating rate based on 3-month LIBOR.

**	The Fund will receive a floating rate based on 3-month LIBOR.

(f)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2032	BP	700	$(10)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2032	EC	1,100	20
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.390%.
Counterparty: Goldman Sachs & Co. Exp. 06/18/2007	JY	23,600	(1)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.805%.
Counterparty: Morgan Stanley Dean Witter& Co. Exp. 01/11/2011		28,400	(25)
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/19/2004		$100	$0
Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.
Counterparty: Lehman Brothers, Inc. Exp. 09/10/2003		500	1
Receive a fixed rate equal to 7.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.000% due 01/15/2007.
Counterparty: Merrill Lynch & Co., Inc. Exp. 04/04/2003		500	0

			$(15)

(g)	Principal amount denoted in indicated currency:

(h)	Foreign forward currency contracts outstanding at March 31, 2003:

BP—British Pound

EC—Euro

JY—Japanese Yen

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Buy	EC	293	04/2003	$3	$(1)	$2
Sell		491	04/2003	2	(5)	(3)
Buy	JY	1,525	04/2003	0	0	0

				$5	$(6)	$(1)

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	115

Schedule of Investments

Moderate Duration Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 44.7%
Banking & Finance 12.9%
AMERCO
7.230% due 01/21/2027	$500	$401
Beaver Valley Funding Corp.
8.250% due 06/01/2003	18	18
CIT Group, Inc.
7.750% due 04/02/2012	6,250	7,004
Ford Motor Credit Co.
1.920% due 06/23/2003 (a)	5,000	4,992
General Electric Capital Corp.
6.125% due 02/22/2011	3,200	3,520
General Motors Acceptance Corp.
2.016% due 08/04/2003 (a)	19,900	19,855
5.450% due 09/15/2003	1,000	1,014
2.190% due 07/21/2004 (a)	900	885
6.150% due 04/05/2007	350	358
Goldman Sachs Group, Inc.
1.671% due 06/02/2004 (a)	5,000	4,992
4.125% due 01/15/2008	500	514
5.700% due 09/01/2012	4,000	4,225
Household Finance Corp.
4.625% due 01/15/2008	9,000	9,337
J.P. Morgan Chase & Co.
5.750% due 01/02/2013	8,000	8,397
Morgan Stanley Dean Witter & Co.
6.600% due 04/01/2012	9,000	10,064
Morgan Stanley TRACERS
4.582% due 09/15/2011 (a)	26,272	29,958
National Rural Utilities Cooperative Finance Corp.
1.450% due 07/17/2003 (a)	10,000	9,992
7.250% due 03/01/2012	10,000	11,643
Nationsbank Corp.
1.775% due 04/15/2003 (a)	5,000	5,000
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	1,461	1,118
Royal Bank of Scotland PLC
8.817% due 03/31/2049	3,600	4,025
Salomon Smith Barney Holdings, Inc.
2.016% due 05/04/2004 (a)	2,000	2,005
Trinom Ltd.
5.410% due 12/18/2004 (a)	1,000	1,008

		140,325

Industrials 17.7%
Amerada Hess Corp.
6.650% due 08/15/2011	9,000	9,847
AOL Time Warner, Inc.
6.150% due 05/01/2007	10,000	10,615
Clear Channel Communications, Inc.
7.650% due 09/15/2010	9,000	10,412
Comcast Cable Communications, Inc.
8.375% due 05/01/2007	10,000	11,404
Comcast Corp.
5.850% due 01/15/2010	9,000	9,339
ConAgra Foods, Inc.
2.120% due 09/10/2003 (a)	6,000	6,007
Cox Communications, Inc.
6.750% due 03/15/2011	9,000	9,977
Delta Air Lines, Inc.
7.111% due 03/18/2013	2,030	1,892
Devon Financing Corp. ULC
6.875% due 09/30/2011	9,000	10,260
HNA Holdings, Inc.
6.125% due 02/01/2004	150	156
International Paper Co.
3.800% due 04/01/2008	10,000	10,010
6.750% due 09/01/2011	9,000	10,106
Kroger Co.
7.650% due 04/15/2007	10,000	11,329
6.200% due 06/15/2012	9,000	9,654
Occidental Petroleum Corp.
7.650% due 02/15/2006	3,000	3,387
Petroleos Mexicanos
9.500% due 09/15/2027	$600	$696
Qwest Corp.
6.875% due 09/15/2033	2,700	2,295
7.250% due 10/15/2035	4,600	3,979
Safeway, Inc.
5.800% due 08/15/2012	9,000	9,502
SR Wind Ltd.
6.600% due 05/18/2005 (a)	1,000	1,019
7.145% due 05/18/2005 (a)	1,000	1,019
TCI Communications, Inc.
7.550% due 09/02/2003	500	504
6.875% due 02/15/2006	100	108
Tennessee Gas Pipeline Co.
7.000% due 03/15/2027	7,800	7,352
United Airlines, Inc.
7.186% due 04/01/2011	4,908	3,583
Walt Disney Co.
5.375% due 06/01/2007	9,000	9,489
Waste Management, Inc.
6.375% due 12/01/2003	2,000	2,040
Weyerhaeuser Co.
6.125% due 03/15/2007	19,000	20,600
Williams Cos., Inc.
8.125% due 03/15/2012	6,250	5,500

		192,081

Utilities 14.1%
AT&T Corp.
7.800% due 11/15/2011	15,000	16,174
AT&T Wireless Services, Inc.
7.500% due 05/01/2007	15,000	16,682
British Telecom PLC
7.875% due 12/15/2005	6,200	7,032
8.125% due 12/15/2010	3,000	3,650
Cincinnati Gas & Electric Co.
6.350% due 06/15/2003	1,200	1,207
Cingular Wireless, Inc.
6.500% due 12/15/2011	3,200	3,466
Dominion Resources, Inc.
4.125% due 02/15/2008	10,000	10,125
DTE Energy Co.
7.110% due 11/15/2038 (a)	7,710	7,844
El Paso Corp.
7.750% due 01/15/2032	3,000	2,160
Entergy Gulf States, Inc.
2.725% due 09/01/2004 (a)	8,800	8,788
France Telecom S.A.
2.385% due 07/16/2003 (a)	2,200	2,201
9.250% due 03/01/2011	1,000	1,204
GTE Southwest Corp.
6.540% due 12/01/2005	7,050	7,790
Hydro—Quebec
1.937% due 09/29/2049 (a)	5,000	4,325
New York Telephone Co.
6.250% due 02/15/2004	100	104
Oncor Electric Delivery Co.
5.000% due 09/01/2007	10,000	10,497
6.375% due 05/01/2012	5,000	5,425
Progress Energy, Inc.
6.050% due 04/15/2007	10,000	10,799
6.850% due 04/15/2012	9,000	10,044
Reliant Energy Resources Corp.
8.125% due 07/15/2005	3,000	3,015
Southern California Edison Co.
6.375% due 01/15/2006	100	99
Sprint Capital Corp.
6.375% due 05/01/2009	10,000	10,000
8.375% due 03/15/2012	6,250	6,688
Verizon New York, Inc.
6.875% due 04/01/2012	$2,700	$3,096

		152,415

Total Corporate Bonds & Notes (Cost $471,238)		484,821

U.S. GOVERNMENT AGENCIES 2.7%
Small Business Administration
7.449% due 08/01/2010	11,939	13,658
6.640% due 02/01/2011	14,068	15,573

Total U.S. Government Agencies (Cost $26,007)		29,231

U.S. TREASURY OBLIGATIONS 3.1%
Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007 (b)	2,064	2,272
3.875% due 01/15/2009	4,320	4,924
3.875% due 04/15/2029	3,868	4,756
U.S. Treasury Notes
1.625% due 03/31/2005	21,700	21,753

Total U.S. Treasury Obligations (Cost $32,982)		33,705

MORTGAGE-BACKED SECURITIES 48.3%
Collateralized Mortgage Obligations 6.2%
Bear Stearns Adjustable Rate Mortgage Trust
5.439% due 10/25/2032 (a)	853	873
5.248% due 02/25/2033 (a)	5,551	5,706
5.681% due 02/25/2033 (a)	2,382	2,378
Cendant Mortgage Corp.
6.500% due 04/25/2031	387	390
Criimi Mae Financial Corp.
7.000% due 01/01/2033	5,838	6,329
CS First Boston Mortgage Securities Corp.
2.478% due 03/25/2032 (a)	1,674	1,650
Fannie Mae
6.000% due 03/25/2009	1,714	1,828
7.000% due 10/25/2020	2	2
7.000% due 09/25/2021	954	983
6.750% due 11/25/2021	67	68
6.500% due 01/01/2033	2,055	2,185
Freddie Mac
7.000% due 05/15/2004	1,877	1,919
7.000% due 11/15/2005	268	272
7.000% due 07/15/2022	21	22
6.250% due 08/25/2022	9,293	9,621
8.500% due 04/15/2025	1,657	1,774
Government National Mortgage Association
7.500% due 04/20/2027	3,113	3,366
2.440% due 02/16/2030 (a)	4,334	4,365
2.490% due 02/16/2030 (a)	3,434	3,460
2.290% due 10/16/2030 (a)	644	647
IMPAC CMB Trust
1.700% due 11/25/2031 (a)	4,156	4,158
Impac Secured Assets CMN Owner Trust
8.000% due 07/25/2030	1,698	1,721
Indymac Adjustable Rate Mortgage Trust
6.476% due 01/25/2032 (a)	3,133	3,157
Residential Funding Mortgage Securities I, Inc.
5.654% due 09/25/2032 (a)	1,813	1,844
Saco I, Inc.
6.769% due 07/25/2030 (a)	755	797
Structured Asset Securities Corp.
6.500% due 10/25/2031 (a)	818	847
6.311% due 02/25/2032 (a)	986	989
Washington Mutual Mortgage Securities Corp.
5.215% due 10/25/2032 (a)	5,986	6,136

		67,487

116	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

	Principal Amount (000s)		Value (000s)

Fannie Mae 39.8%
2.910% due 08/01/2008 (a)		$11,383	$11,336
4.823% due 01/01/2027 (a)		286	293
5.000% due 05/19/2018		41,000	41,961
5.500% due 06/01/2007 - 03/01/2032 (a)(c)		273,907	284,420
6.000% due 05/01/2005 - 04/21/2018 (c)		81,096	84,869
6.500% due 07/01/2032		5,512	5,756
7.000% due 05/01/2012		191	204
7.500% due 08/01/2015 - 07/01/2029 (c)		1,517	1,627
8.000% due 12/01/2006 - 10/01/2026 (c)		1,144	1,250

			431,716

Federal Housing Administration 0.6%
7.430% due 04/01/2022 - 06/01/2023 (c)		6,248	6,698

Freddie Mac 0.8%
6.000% due 02/01/2016 - 09/01/2016 (c)		3,299	3,450
6.500% due 08/01/2032		4,839	5,050
7.500% due 07/01/2003		9	9

			8,509

Government National Mortgage Association 0.9%
5.375% due 03/20/2020 - 03/20/2028 (a)(c)		2,171	2,217
6.625% due 11/20/2017 - 11/20/2025 (a)(c)		229	234
7.500% due 03/15/2008		73	78
8.000% due 04/15/2017 - 11/15/2017 (c)		5,793	6,378
8.500% due 02/15/2008		67	74
9.000% due 06/15/2009		479	521

			9,502

Total Mortgage-Backed Securities (Cost $517,090)			523,912

ASSET-BACKED SECURITIES 1.7%
Brazos Student Loan Finance Co.
2.170% due 06/01/2023 (a)		7,195	7,276
Fremont Home Loan Owner Trust
1.815% due 12/25/2029 (a)		2,633	2,636
IMC Home Equity Loan Trust
1.600% due 03/25/2027 (a)		19	19
Option One Mortgage Loan Trust
1.595% due 06/25/2030 (a)		1,037	1,030
Provident Bank Home Equity Loan Trust
1.690% due 08/25/2031 (a)		7,919	7,904

Total Asset-Backed Securities (Cost $18,763)			18,865

SOVEREIGN ISSUES 3.2%
Republic of Brazil
2.562% due 04/15/2006		1,837	1,679
Republic of Panama
8.875% due 09/30/2027		700	719
Republic of Peru
9.125% due 01/15/2008		12,000	12,960
United Mexican States
6.375% due 01/16/2013		5,040	5,053
8.000% due 09/24/2022		13,300	13,952
United Mexican States Value Recovery Right
0.000% due 06/30/2004 (a)		22,000	100
0.000% due 06/30/2005 (a)		22,000	77
0.000% due 06/30/2006 (a)		$22,000	$17
0.000% due 06/30/2007 (a)		22,000	3

Total Sovereign Issues (Cost $32,283)			34,560

FOREIGN CURRENCY-DENOMINATED ISSUES (g)(h) 0.7%
Banque Centrale De Tunisie
7.500% due 08/06/2009	EC	6,000	7,136
Commonwealth of New Zealand
4.500% due 02/15/2016 (d)	N$	800	552

Total Foreign Currency-Denominated Issues (Cost $6,624)			7,688

PREFERRED SECURITY 0.4%
		Shares
DG Funding Trust
3.650% due 12/29/2049 (a)		410	4,223

Total Preferred Security (Cost $4,100)			4,223

SHORT-TERM INSTRUMENTS 20.6%
		Principal Amount (000s)
Commercial Paper 19.9%
ABN AMRO Mortgage Corp.
1.280% due 05/14/2003		$15,000	14,977
Alcon Finance PLC
1.250% due 05/28/2003		18,000	17,964
Anz Delaware, Inc.
1.240% due 05/05/2003		4,000	3,995
Barclays U.S. Funding Corp.
1.253% due 05/06/2003		1,000	999
1.255% due 06/04/2003		4,000	3,991
Danske Corp.
1.250% due 04/24/2003		3,000	2,998
1.240% due 04/25/2003		7,500	7,494
1.240% due 04/28/2003		2,100	2,098
1.220% due 05/05/2003		7,300	7,292
Fannie Mae
1.290% due 05/14/2003		19,000	18,971
1.190% due 06/25/2003		10,300	10,270
1.230% due 07/01/2003		45,000	44,862
HBOS Treasury Services PLC
7.000% due 04/02/2003		3,600	3,600
1.205% due 04/03/2003		4,000	4,000
1.260% due 05/06/2003		28,000	27,966
1.255% due 05/08/2003		2,000	1,997
1.250% due 05/14/2003		4,000	3,994
Royal Bank of Scotland PLC
1.255% due 04/30/2003		2,000	1,998
UBS Finance, Inc.
1.235% due 04/11/2003		16,000	15,994
1.215% due 04/21/2003		10,800	10,793
Westpac Trust Securities NZ Ltd.
1.245% due 05/28/2003		10,000	9,980

			216,233

Repurchase Agreement 0.5%
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Federal Home Loan Bank 1.250% due 04/13/2004 valued at $5,305. Repurchase proceeds are $5,200.)		5,200	5,200

U.S. Treasury Bills 0.2%
1.110% due 05/08/2003-05/15/2003 (b)(c)		$2,315	$2,312

Total Short-Term Instruments (Cost $223,744)			223,745

Total Investments 125.4% (Cost $1,332,831)			$1,360,750
Written Options (e) (0.1%) (Premiums $925)			(997)
Other Assets and Liabilities (Net) (25.3%)			(274,612)

Net Assets 100.0%			$1,085,141

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Securities with an aggregate market value of $4,084 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor Written Put Options
Strike @ 96.750
(06/2003)—Short	68	$21
Euribor March Futures
(03/2004)—Long	11	(5)
Euribor June Futures
(06/2003)—Long	44	92
Euribor September Futures
(09/2003)—Long	57	52
Euribor December Futures
(12/2003)—Long	20	3
Euro-Bobl 5 Year Note
(06/2003)—Long	58	(51)
United Kingdom 90 Day LIBOR Futures
(03/2004)—Long	11	(5)
United Kingdom 90 Day LIBOR Futures
(12/2003)—Long	11	(4)
U.S. Treasury 10 Year Note
(06/2003)—Long	412	(600)
Eurodollar March Futures
(03/2004)—Long	189	175
Eurodollar March Futures
(03/2005)—Long	15	(6)
Eurodollar June Futures
(06/2004)—Long	9	2
Eurodollar September Futures
(09/2004)—Long	16	(4)
Eurodollar December Futures
(12/2004)—Long	31	(11)

		$(341)

(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d)	Principal amount of security is adjusted for inflation.

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	117

Schedule of Investments (Cont.)

Moderate Duration Fund

March 31, 2003

(e)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Call—OTC 10 Year Interest Rate Swap
Strike @ 4.000%* Exp. 07/22/2003	$57,800	$538	$529
Call—OTC 10 Year Interest Rate Swap
Strike @ 4.000%* Exp. 08/01/2003	200	2	2

Type	# of Contracts	Premium	Value

Call—CME Eurodollar June Futures
Strike @ 98.750 Exp. 06/16/2003	1,099	367	439
Call—CBOT U.S. Treasury Note June Futures
Strike @ 116.000 Exp. 05/24/2003	32	18	27

		$925	$997

*	The Fund will receive a floating rate based on 3-month LIBOR.

(f)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 03/15/2032	BP	1,300	$1
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC Exp. 03/15/2032	EC	2,400	48
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.805%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 01/11/2001	JY	394,000	(340)
Receive a fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.
Counterparty: Lehman Brothers, Inc. Exp. 01/25/2005		$5,000	(78)
Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of National Rural Utilities Cooperative Finance Corp. 5.750% due 12/01/2008.
Counterparty: Lehman Brothers, Inc. Exp. 09/01/2003		500	0
Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.
Counterparty: Lehman Brothers, Inc. Exp. 09/10/2003		6,000	6
Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 04/23/2003		500	0
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/19/2004		1,800	2

			$(361)

(g)	Principal amount denoted in indicated currency:

BP—British Pound

EC—Euro

JY—Japanese Yen

MP—Mexican Peso

N$—New Zealand Dollar

(h) Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	EC	8,911	04/2003	$33	$(82)	$(49)
Buy	MP	5,772	09/2003	17	0	17
Sell		5,772	09/2003	0	(5)	(5)
Sell	N$	1,162	05/2003	0	(8)	(8)

				$50	$(95)	$(45)

118	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

Schedule of Investments

Money Market Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 11.0%
Banking& Finance 11.0%
Associates Corp. of North America
5.800% due 04/20/2004	$1,000	$1,046
Bank of America Corp.
1.480% due 08/18/2003 (a)	6,500	6,506
Bank of Nova Scotia
1.235% due 09/25/2003 (a)	15,330	15,329
Citigroup, Inc.
1.420% due 05/30/2003 (a)	8,250	8,253
General Electric Capital Corp.
1.433% due 10/22/2003	6,400	6,404
Heller Financial, Inc.
1.609% due 04/28/2003 (a)	2,000	2,000
National Westminster Bank PLC
9.375% due 11/15/2003	2,250	2,357
US Bank National Association
1.638% due 12/02/2003 (a)	7,000	7,017

Total Corporate Bonds & Notes (Cost $48,912)		48,912

U.S. GOVERNMENT AGENCIES 19.5%
Fannie Mae
3.125% due 11/15/2003	24,796	25,080
1.142% due 01/01/2004 (a)	15,088	15,077
Federal Home Loan Bank
3.750% due 04/15/2004	5,400	5,533
Freddie Mac
1.165% due 09/04/2003 (a)	38,012	38,005
5.250% due 02/15/2004	3,000	3,102

Total U.S. Government Agencies (Cost $86,797)		86,797

SHORT-TERM INSTRUMENTS 71.1%
Commercial Paper 45.6%
CBA Finance, Inc.
1.280% due 04/10/2003	12,000	11,996
Fannie Mae
1.240% due 03/05/2004	14,300	14,133
Federal Home Loan Bank
1.710% due 04/16/2003	2,000	1,999
Freddie Mac
1.300% due 04/01/2003	20,000	20,000
1.250% due 04/10/2003	11,000	10,996
1.220% due 08/14/2003	20,000	19,908
1.230% due 08/21/2003	10,100	10,051
General Electric Capital Corp.
1.250% due 04/17/2003	8,800	8,795
HBOS Treasury Services PLC
1.300% due 04/11/2003	3,500	3,499
1.473% due 01/16/2004	15,900	15,917
Rabobank Nederland NV
1.390% due 04/01/2003	22,000	22,000
TotalFinaElf Capital S.A.
1.360% due 04/01/2003	22,000	22,000
UBS Finance, Inc.
1.390% due 04/01/2003	22,000	22,000
Westpac Trust Securities NZ Ltd.
1.290% due 04/07/2003	20,000	19,996

		203,290

Repurchase Agreements 25.5%
Credit Suisse First Boston
1.270% due 04/01/2003	85,000	85,000
(Dated 03/31/2003. Collateralized by U.S. Treasury Bonds 4.250% due 11/15/2004 valued at $86,785. Repurchase proceeds are $85,003.)
State Street Bank
1.050% due 04/01/2003	$28,957	$28,957
(Dated 03/31/2003. Collateralized by Freddie Mac 1.550% due 02/04/2004 valued at $4,039 and Federal Home Loan Bank 4.125% due 01/14/2005 valued at $25, 502. Repurchase proceeds are $25,958.)

		113,957

Total Short-Term Instruments (Cost $317,247)		317,247

Total Investments 101.6% (Cost $452,956)		$452,956
Other Assets and Liabilities (Net) (1.6%)		(6,943)

Net Assets 100.0%		$446,013

Notes to Schedule of Investments:

(a)	Variable rate security. The rate listed is as of March 31, 2003.

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	119

Schedule of Investments

Municipal Bond Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

MUNICIPAL BONDS & NOTES 99.0%
Alabama 0.6%
Alabama 21st Century Settlement Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	$ 2,295	$2,238

Alaska 0.1%
Alaska State Housing Finance Corp. Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/01/2032	540	545

Arizona 1.2%
Phoenix Industrial Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2000-1A
5.875% due 06/01/2016	650	677
Pima County, Arizona Industrial Development Authority Multi - Family Revenue Bonds, (HUD SECT 8 Insured), Series 1998
5.375% due 06/01/2010	1,210	1,328
Salt River Project Agricultural Import and Power District Revenue Bonds, Series 2002
4.750% due 01/01/2032	1,700	1,692
Scottsdale, Arizona Industrial Development Authority Hospital Revenue Bonds, (AMBAC Insured), Series 1997-A
6.500% due 09/01/2004	880	944

		4,641

California 5.7%
Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.000% due 09/02/2006	360	369
Association of Bay Area Governments Financing Authority for Non - Profit Corporations Revenue Bonds, (California State Mtg. Insured), Series 2003
5.200% due 11/15/2022	2,565	2,586
California State General Obligation Bonds, (MBIA-IBC Insured), Series 1992
6.250% due 09/01/2012	800	955
California State General Obligation Bonds, Series 2002
5.250% due 04/01/2030	1,000	1,015
California State Inverse-Floater Bonds, Series 1992
11.059% due 09/01/2012 (a)	100	141
California Statewide Communities Development Authority Revenue Bonds, (CA Mortgage Insured), Series 2001
5.000% due 10/01/2018	1,500	1,534
Capistrano, California Unified School District Special Tax Bonds, Series 1999
5.000% due 09/01/2008	350	351
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2026	1,565	1,192
5.875% due 01/15/2027	1,500	1,103
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	313
Lake Elsinore, California School Refunding Bonds, Series 1998
5.000% due 09/01/2006	350	373
Long Beach, California Unified School District Certificate Participation Bonds, (AMBAC Insured), Series 2001
1.150% due 06/01/2024	750	750
Los Angeles, California Community Redevelopment Agency Certificates of Participation Bonds, Series 1984
7.550% due 11/01/2008 $	$925	$957
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
5.125% due 01/01/2027	3,000	3,106
Oceanside, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2032	2,095	2,184
Orange County, California Improvement Bonds, Series 1998-A
4.900% due 09/02/2005	200	205
Pittsburg, California Infrastructure Refunding Bonds, Series 1998-A
4.900% due 09/02/2003	150	152
5.000% due 09/02/2004	150	157
Riverside County, California Special Tax Refunding Bonds, Series 1999
4.700% due 09/01/2005	170	176
Roseville, California Special Tax Bonds, Series 1999
5.000% due 09/01/2004	345	352
San Juan, California M.S.R. Public Power Project Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 07/01/2012	1,000	1,105
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 1999-A
7.300% due 10/01/2007	350	364
Southern California Public Power Authority Power Project Revenue Bonds, (FSA Insured), Series 2002
5.375% due 01/01/2012	1,100	1,248
West Sacramento, California Financing Authority Revenue Bonds, (FGIC Insured), Series 2002
5.000% due 08/01/2032	1,000	1,023
West Sacramento, California Refunding Bonds, Series 1998
4.900% due 09/02/2005	290	300
5.000% due 09/02/2004	345	354

		22,365

Colorado 1.3%
Colorado Housing& Finance Authority Revenue Bonds, (FHA/VA Mortgages Insured), Series 2000-C3
5.700% due 10/01/2022	500	530
Colorado Housing& Finance Authority Revenue Bonds, Series 2000-B3
6.700% due 10/01/2016	160	168
Colorado Housing& Finance Authority Revenue Bonds, Series 2000-D3
6.750% due 04/01/2015	225	239
Denver, Colorado Health& Hospital Revenue Bonds, Series 1998-A
5.000% due 12/01/2009	1,390	1,464
Larimer County, Colorado Sales& Use Tax Revenue Bonds, (MBIA Insured), Series 2002
4.625% due 12/15/2012	1,325	1,440
Meridian Metro District of Colorado General Obligation Bonds, (Asset Guaranty Insured), Series 2001
4.125% due 12/01/2009	$1,075	$1,134

		4,975

Connecticut 3.2%
Connecticut State General Obligation Bonds, Series 2001
9.458% due 12/15/2012 (a)	5,000	6,561
Connecticut State Health& Educational Facilities Authority Revenue Bonds, Series 1997
1.125% due 07/01/2029	500	500
Connecticut State Health& Educational Facilities Authority Revenue Bonds, Series 2003
1.125% due 07/01/2037 (a)	650	650
Connecticut State Housing Finance Authority Revenue Bonds, (AMBAC Insured), Series 1998
1.000% due 11/15/2028 (a)	1,000	1,000
1.100% due 05/15/2018 (a)	1,500	1,500
University of Connecticut General Obligation Bonds, Series 2002
5.375% due 04/01/2019	2,230	2,447

		12,658

Florida 1.7%
Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	347
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2002
5.625% due 11/15/2032	5,000	5,061
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
2.163% due 10/01/2015 (a)	500	514
Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	969

		6,891

Georgia 2.8%
Atlanta, Georgia Water& Wastewater Revenue Bonds, (FSA Insured), Series 2002
1.150% due 11/01/2041 (a)	2,150	2,150
Georgia Municipal Electric Authority Revenue Bonds, (FGIC-TCRS Insured), Series 1993
5.500% due 01/01/2012	1,255	1,431
Georgia Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	200	238
Georgia State General Obligation Bonds, Series 1991
6.300% due 11/01/2009	1,500	1,806
Georgia State General Obligation Bonds, Series 2002
5.000% due 05/01/2021	5,000	5,219

		10,844

Hawaii 0.6%
Hawaii State Housing Financial& Development Corporation Single Family Mortgage Pure Revenue Bonds, Series 1998
4.850% due 07/01/2029	1,190	1,212
Honolulu Hawaii City& County General Obligation Bonds, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008	1,000	1,144

		2,356

120	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Illinois 6.5%
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020	$1,000	$412
Chicago, Illinois Board of Education General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2021	3,000	3,102
Chicago, Illinois Board of Education General Obligation Bonds, Series 1999
0.000% due 12/01/2031	1,000	211
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020	1,290	920
Chicago, Illinois O’Hare International Airport Revenue Bonds, Series 2002
5.375% due 01/01/2032	2,500	2,548
Cook County, Illinois Community School District No. 097 Oak Park General Obligation Bonds, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,426
Cook County, Illinois High School District No. 225 Northfield General Obligation Ltd. Bonds, Series 2002
0.000% due 12/01/2011	125	88
0.000% due 12/01/2012	135	91
0.000% due 12/01/2014	255	154
0.000% due 12/01/2015	1,885	1,072
4.400% due 12/01/2012	1,365	1,447
4.400% due 12/01/2013	1,740	1,829
Fox Lake, Illinois Water & Sewer Revenue Bonds, (AMBAC Insured), Series 1996
5.750% due 05/01/2013	1,135	1,254
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
9.770% due 07/01/2012 (a)	2,000	2,330
Illinois Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	838
Illinois Health Facilities Authority Revenue Bonds, Series 1998
5.500% due 11/15/2019	1,000	800
Lake County, Illinois Community High School District No. 127 Grayslake General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	2,813
9.000% due 02/01/2009	650	857
9.000% due 02/01/2011	690	940
9.000% due 02/01/2012	1,065	1,484
Palatine, Illinois Tax Increment Revenue Bonds, (AMBAC Insured), Series 1998
5.250% due 01/01/2017	1,000	1,053

		25,669

Indiana 11.0%
Baugo, Indiana School Building Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.125% due 01/15/2025	2,225	2,284
Brownsburg, Indiana 1999 School Building Corp. General Obligation Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	1,395	1,475
Carmel, Indiana School Building Corp. Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 07/15/2020 $	$5,795	$6,044
Danville, Indiana Multi-School Building General Obligation Bonds, (FSA Insured), Series 2001
3.900% due 07/15/2008	485	516
4.250% due 07/15/2011	290	305
4.400% due 01/15/2012	170	179
4.500% due 01/15/2013	190	199
4.650% due 01/15/2014	210	220
4.750% due 07/15/2009	200	221
4.750% due 01/15/2015	235	247
4.850% due 01/15/2016	295	310
5.000% due 07/15/2010	180	200
East Washington, Indiana Multi-School Building Corp. Revenue Bonds, (FGIC Insured), Series 2002
5.375% due 07/15/2028	2,560	2,691
Goshen-Chandler, Indiana School Building Corp. Revenue Bonds, (FGIC Insured), Series 2002
4.000% due 07/10/2007	860	920
4.125% due 01/10/2009	1,075	1,142
4.250% due 01/10/2010	950	1,007
Hamilton Southeastern Indiana Construction School Building
Revenue Bonds, (FSA State Aid Withholding Insured), Series 2001
5.000% due 07/15/2010	760	845
Indianapolis, Indiana Local Public Improvement Bonds Bank Transportation Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,233
La Porte Indiana Multi-School Building Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 01/15/2013	1,000	1,121
North Side, Indiana High School Building Corp. Revenue Bonds, (FSA Insured), Series 2003
5.250% due 07/15/2016	6,660	7,374
5.250% due 07/15/2017	2,000	2,197
5.250% due 01/15/2018	1,000	1,093
Pike, Indiana Multi- School Building Corp. Revenue Bonds, (FGIC Insured), Series 2002
5.000% due 01/15/2011	7,245	7,980
South Bend, Indiana Redevelopment Authority Lease Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	443
5.200% due 02/01/2012	230	252
5.500% due 02/01/2015	180	198
Sunman Dearborn, Indiana Intermediate School Building Corp., (FGIC Insured), Series 2001
5.375% due 07/15/2014	2,145	2,388

		43,084

Kentucky 1.3%
Kentucky State Turnpike Authority Economic Development Road Revenue Bonds, Series 1993
9.909% due 06/06/2012 (a)	5,000	5,286

Louisiana 1.6%
Louisiana Local Government Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	250	276
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
8.520% due 04/01/2019 (a)	$2,850	$3,168
Louisiana Tobacco Settlement Financing Corporate Revenue Bonds, Series 2001
5.875% due 05/15/2039 (a)	1,000	809
9.667% due 05/15/2039 (a)	3,215	1,987

		6,240

Maryland 0.9%
Baltimore, Maryland Project Revenue Bonds, (FGIC Insured), Series 2002
5.125% due 07/01/2042	3,500	3,566

Massachusetts 1.0%
Massachusetts Housing Finance Agency Revenue Bonds, (AMBAC Insured), Series 1993
5.950% due 10/01/2008	1,500	1,533
Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 1999
4.600% due 03/01/2009	400	423
Massachusetts State Development Finance Agency Revenue Bonds, Series 1998
4.700% due 11/01/2007	210	222
4.800% due 11/01/2008	90	96
Massachusetts State Health& Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	564
Massachusetts State Housing Finance Agency Revenue Bonds, (FSA Insured), Series 2003
1.150% due 12/01/2037 (a)	1,000	1,000

		3,838

Michigan 4.8%
Detroit, Michigan City School District General Obligation Bonds, (FSA Q-SBLF Insured), Series 2001
5.125% due 05/01/2031	750	767
Detroit, Michigan General Obligation Ltd. Bonds, (MBIA Insured), Series 2002
5.000% due 04/01/2005	2,500	2,675
Lake Fenton, Michigan Community Schools General Obligation Bonds, (SBLF Insured), Series 2002
5.000% due 05/01/2022	2,720	2,790
Michigan Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,100
Michigan State Building Authority Revenue Bonds, (SPA-West Landesbank Insured), Series 2002
1.100% due 10/15/2036 (a)	1,500	1,500
Michigan State Environmental Protection General Obligation Bonds, Series 1992
6.250% due 11/01/2012	1,100	1,312
Michigan State General Obligation Bonds, Series 2002
5.000% due 12/01/2008	1,000	1,130
Mount Clemens, Michigan Community School District General Obligation Bonds, (Q-SBLF Insured), Series 2001
5.000% due 05/01/2031	3,000	3,025
Rochester, Michigan Community School District General Obligation Bonds, (MBIA Insured), Series 1997
5.000% due 05/01/2019	750	811

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	121

Schedule of Investments (Cont.)

Municipal Bond Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

Western Michigan University Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 07/15/2021	$3,500	$3,605

		18,715

Minnesota 0.7%
Dakota County, Minnesota Community Development Agency Multi-Family Housing Revenue Bonds, (GNMA Insured), Series 2002
4.750% due 07/20/2015	385	402
5.400% due 07/20/2028	1,265	1,305
New Richland, Minnesota Revenue Bonds, Series 1998
4.500% due 08/01/2004	1,000	1,040

		2,747

Mississippi 0.6%
Mississippi State General Obligation Bonds, (FSA Insured), Series 2001
6.000% due 09/01/2011	2,000	2,368

Missouri 0.3%
Missouri State Housing Development Community Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	995	1,050

Nevada 1.7%
Clark County, Nevada School District General Obligation Bonds, (FSA Insured), Series 2001
1.000% due 06/15/2021 (a)	900	900
1.125% due 06/15/2021 (a)	600	600
Nevada State General Obligation Bonds, (FGIC Insured), Series 1998
5.000% due 05/15/2028	1,000	1,014
Nevada State General Obligation Ltd. Bonds, Series 2002
4.900% due 11/01/2016	790	839
Washoe County, Nevada School District General Obligation Ltd. Bonds, (FSA Insured), Series 1999
5.750% due 06/01/2013	3,000	3,524

		6,877

New Hampshire 0.8%
New Hampshire Health& Educational Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
5.125% due 07/01/2016	2,980	3,228

New Jersey 7.5%
New Jersey Economic Development Authority Revenue Bonds, (GTY AGMT Insured), Series 1998
6.000% due 11/01/2028	5,000	5,045
New Jersey Economic Development Authority Revenue Bonds, Series 1998
0.010% due 04/01/2013	1,595	1,059
5.600% due 01/01/2012	1,000	973
6.375% due 04/01/2018	1,500	1,858
6.375% due 04/01/2031	10,000	12,389
6.500% due 04/01/2031	2,115	2,382
6.800% due 04/01/2018	250	268
New Jersey Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	2,258
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	3,500	3,300

		29,532

New Mexico 0.1%
Santa Fe County, New Mexico El Castillo Retirement Nursing Home Bonds, Series 1998-A
5.250% due 05/15/2007	$315	$307

New York 11.2%
Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 1999
5.250% due 07/15/2011	1,000	1,007
New York City Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 1994
1.150% due 06/15/2024 (a)	1,000	1,000
New York City, New York Transitional Finance Authority Revenue Bonds, Series 1998
5.000% due 11/15/2026	2,500	2,530
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029	5,275	5,773
New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	1,000	1,103
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	3,800	4,344
New York State Thruway Authority Service Contract Revenue Bonds, Series 2001
5.000% due 04/01/2010	2,605	2,863
New York State Tri borough Bridge and Tunnel Authority Revenue Bonds, (FGIC Insured), Series 2001
5.000% due 01/01/2032	3,550	3,605
New York State Urban Development Corporate Revenue Bonds, Series 2002
5.500% due 01/01/2017	3,000	3,316
New York, New York General Obligation Bonds, Series 2002
5.250% due 08/01/2007	3,100	3,388
5.750% due 08/01/2014	5,000	5,472
Port Authority New York and New Jersey Revenue Bonds, (FGIC Insured), Series 2002
5.125% due 11/15/2028	3,860	3,964
Schenectady, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2001
5.500% due 07/01/2016	1,640	1,857
TSASC, Inc. Revenue Bonds, Series 1999
5.400% due 07/15/2012	3,550	3,669

		43,891

North Carolina 1.6%
Durham County, North Carolina General Obligation Revenue Bonds, Series 2002
8.550% due 04/01/2021 (a)	275	301
Mecklenburg County, North Carolina General Obligation Bonds( Bank of America N.A. Insured), Series 1996
1.100% due 03/01/2015 (a)	500	500
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,148
North Carolina Eastern Municipal Power Agency Revenue Bonds, Series 2003
5.500% due 01/01/2012	$4,000	$4,286

		6,235

Ohio 0.8%
Ohio State Water Development Authority Revenue Bonds, Series 2002
5.375% due 12/01/2020	1,100	1,194
5.375% due 12/01/2021	1,750	1,888

		3,082

Oklahoma 0.3%
Oklahoma Housing Finance Agency Single Family Revenue Bonds, Series 2001
0.000% due 09/01/2032	6,690	1,186

Pennsylvania 1.0%
Delaware County, Pennsylvania Hospital Revenue Bonds, Series 1998
4.900% due 12/01/2008	100	103
Delaware County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 1997
6.500% due 01/01/2008	725	765
Pennsylvania Convention Center Revenue Bonds, (MBIA-IBC Insured), Series 1994
6.750% due 09/01/2019	2,000	2,182
Philadelphia, Pennsylvania Hospitals& Higher Education Facilities Authority Revenue Bonds, Series 2002
1.200% due 07/01/2022 (a)	900	900

		3,950

Puerto Rico 0.3%
Childrens Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010	750	875
6.000% due 07/01/2026	150	178

		1,053

Rhode Island 1.9%
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	2,067
Rhode Island Tobacco Settlement Financing Corporate Revenue Bonds, Series 2002
6.250% due 06/01/2042	6,025	5,251

		7,318

South Carolina 0.3%
Medical University South Carolina Hospital Facilities Revenue Bonds, Series 1999
5.700% due 07/01/2012	1,000	1,164

South Dakota 0.0%
South Dakota Housing Development Authority, (FHA/VA Insured), Series 2000
5.050% due 05/01/2010	225	237

Tennessee 1.2%
Knox County, Tennessee Health Educational& Housing Facilities Board Revenue Bonds, Series 2002
6.375% due 04/15/2022	1,000	1,027
Nashville& Davidson County, Tennessee Revenue Bonds, Series 1998
4.450% due 08/01/2007	1,000	1,074
Shelby County, Tennessee General Obligation Bonds, Series 2001
5.000% due 04/01/2023	1,000	1,020

122	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Sullivan County, Tennessee Health, Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	$1,000	$1,025
Sullivan County, Tennessee Industrial Development Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015	750	794

		4,940

Texas 15.2%
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 02/15/2035	2,765	2,813
Bexar County, Texas Housing Finance Corporate Multi-Family Revenue Bonds, (FNMA Insured), Series 2001
4.875% due 06/15/2011	900	959
Bexar, Texas Metro Water District Waterworks System Revenue Bonds, (MBIA Insured), Series 1998
0.000% due 05/01/2035	2,190	387
Brazos River Authority Texas Revenue Bonds, (MBIA Insured), Series 1998
4.900% due 10/01/2015	1,500	1,603
Del Rio, Texas Waterworks & Sewer System Revenue Bonds, (MBIA Insured), Series 1993
5.500% due 06/01/2015	2,400	2,415
Denton, Texas Utility System Revenue Bonds, (FSA Insured), Series 2002
5.250% due 12/01/2016	1,690	1,849
Duncanville, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.250% due 02/15/2032	2,000	2,060
Harris County, Texas General Obligation Bonds, Series 1997
5.100% due 08/15/2015	250	265
Houston, Texas Airport System Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	518
Houston, Texas Airport Systems Revenue Bonds, (FGIC Insured), Series 2000
8.470% due 07/01/2025 (a)	2,500	2,466
Houston, Texas Independent School District General Obligation Ltd. Bonds, (PSF-GTD Insured), Series 1999
5.250% due 02/15/2018	355	378
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,100
Houston, Texas Water Conveyance System Contract Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.250% due 12/15/2012	5,000	6,058
Katy, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1998
4.750% due 02/15/2024	1,500	1,490
Lamar, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1998
4.750% due 02/15/2020	1,750	1,776
Lower Colorado River, Texas Authority Revenue Bonds, (FSA Insured), Series 1998
4.750% due 01/01/2028	3,000	3,022
Lower Colorado River, Texas Authority Revenue Bonds, (FSA Insured), Series 2001
5.000% due 05/15/2026	$2,000	$2,024
Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.010% due 02/15/2018	1,000	428
North Central, Texas Health Facility Development Corp. Revenue Bonds, Series 1985
1.150% due 10/01/2015 (a)	1,000	1,000
North Texas Health Facilities Development Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2016	2,905	3,236
5.500% due 08/15/2017	1,000	1,106
North Texas State University Revenue Bonds, (FSA Insured), Series 1999
5.375% due 04/15/2014	250	270
Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,750	1,799
Peaster, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 08/15/2031	430	434
Quinlan, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 02/15/2027	1,000	1,010
Red River, Texas Educational Finance Revenue Bonds, Series 2000
5.750% due 05/15/2017	750	832
Rio Grande City, Texas Construction Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
5.875% due 08/15/2018	1,825	2,064
Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	969
San Antonio, Texas Electric and Gas Systems Revenue Bonds, Series 1997
5.500% due 02/01/2015	975	1,130
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	1,050	1,059
San Jacinto, Texas Community College District General Obligation Ltd. Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	231
Texas State Affordable Multi-Family Housing Revenue Bonds, (MBIA Insured), Series 2002
4.850% due 09/01/2012	2,000	2,113
4.850% due 09/01/2012	1,335	1,424
Texas State Turnpike Systems Authority Revenue Bonds, Series 2002
5.000% due 06/01/2008	5,000	5,558
Texas Water Development Board Revenue Bonds, (JP Morgan Chase Bank Insured), Series 2003
1.150% due 07/15/2022 (a)	1,845	1,845
Travis County, Texas Health Facilities Development Hospital Revenue Bonds, Series 1993
6.000% due 11/15/2022	$1,400	$1,493
University of Texas Revenue Bonds, Series 2001
1.150% due 08/15/2013 (a)	500	500

		59,684

Utah 0.6%
Utah State General Obligation Bonds, Series 2002
5.375% due 07/01/2009	2,000	2,288

Virgin Islands 0.2%
Virgin Islands Government Refinery Facility Revenue Bonds, Series 2002
6.500% due 07/01/2021	900	913

Virginia 0.8%
Newport News, Virginia General Obligation Bonds, Series 2002
5.000% due 07/01/2022	1,000	1,033
Virginia Polytechnic Institute& State University Revenue Bonds, Series 1996
5.400% due 06/01/2012	1,000	1,081
Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	1,027

		3,141

Washington 3.5%
Energy Northwest Washington Electric Revenue Bonds, Series 2003
5.500% due 07/01/2014	1,000	1,126
Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	4,620
University of Washington Revenue Bonds, (AMBAC Insured), Series 2002
5.125% due 12/01/2017	2,715	2,904
5.250% due 12/01/2023	2,595	2,717
Walla Walla County School District Revenue Bonds, (AMBAC Insured), Series 1998
6.000% due 12/01/2010	1,175	1,387
Washington Energy Northwest Revenue Bonds, Series 2003
5.500% due 07/01/2013	1,000	1,123

		13,877

Washington, D.C. 0.5%
Metropolitan Washington D.C. Airport Systems Authority Revenue Bonds, Series 2002
5.250% due 10/01/2032	2,000	2,034

West Virginia 0.3%
West Virginia State Parkways Economic Development& Tourism Authority Revenue Bonds, (FGIC Insured), Series 1993
10.313% due 05/16/2019 a)	1,200	1,254

Wisconsin 3.1%
Hudson, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 10/01/2017	1,420	1,504
5.000% due 10/01/2019	1,040	1,083
South Milwaukee, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
3.750% due 04/01/2011	385	391
4.000% due 04/01/2013	415	421
4.375% due 04/01/2014	565	584

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	123

Schedule of Investments (Cont.)

Municipal Bond Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

Wisconsin Housing & Economic Development Authority Housing Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 05/01/2012	$1,170	$1,218
4.700% due 11/01/2012	1,555	1,619
Wisconsin Housing & Economic Development Authority Housing Revenue Bonds, Series 2002
4.700% due 05/01/2012	1,640	1,708
Wisconsin State Clean Water Revenue Bonds, Series 2002
8.750% due 06/01/2023 (a)	350	391
Wisconsin State General Obligation Bonds, Series 2001
5.250% due 05/01/2020	3,000	3,187

		12,106

Wyoming 0.2%
Lincoln County, Wyoming Pollution Control Revenue Bonds, Series 1985
1.125% due 08/01/2015 (a)	650	650

Total Municipal Bonds & Notes (Cost $376,131)		389,023

U.S. TREASURY OBLIGATIONS 0.1%
Treasury Inflation Protected Securities (b)(c)
3.375% due 01/15/2007	287	315

Total U.S. Treasury Obligations (Cost $290)		315

SHORT-TERM INSTRUMENTS 0.3%
Money Market Fund 0.0%
SSgA Tax Free Money Market
0.620% due 04/01/2003	19	19

Repurchase Agreement 0.0%
State Street Bank
1.050% due 04/01/2003	162	162

(Dated 03/31/2003. Collateralized by Fannie Mae 2.600% due 10/08/2004 valued at $170. Repurchase proceeds are $162.)
U.S. Treasury Bills 0.3%
1.145% due 05/08/2003 (c)	1,040	1,039

Total Short-Term Instruments (Cost $1,220)		1,220

Total Investments 99.4% (Cost $377,641)		$390,558
Other Assets and Liabilities (Net) 0.6%		2,293

Net Assets 100.0%		$392,851

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Principal amount of security is adjusted for inflation.

(c)	Securities with an aggregate market value of $1,354 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation

U.S. Treasury 30 Year Bond
(06/2003)—Short	617	$854

124	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

Schedule of Investments

New York Municipal Bond Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

MUNICIPAL BONDS & NOTES 97.3%
Georgia 0.9%
Atlanta, Georgia Water & Wastewater Revenue Bonds, (FSA Insured), Series 2002
1.150% due 11/01/2041 (a)	$150	$150

Montana 6.3%
Forsyth, Montana Pollution Control Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 03/01/2031	1,000	1,021

New York 84.2%
Amherst, New York General Obligation Bonds, (FGIC Insured), Series 1999-A
5.500% due 12/01/2008	150	170
Buffalo, New York Municipal Water Finance Authority Water Systems Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	509
Edmeston, New York Central School District General Obligation Bonds, (MBIA Insured), Series 1999
5.100% due 06/15/2007	150	168
Metropolitan Transportation Authority New York Revenue Bonds, (FSA Insured), Series 2002
1.100% due 11/01/2022 (a)	500	500
Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 1999
5.250% due 07/15/2011	150	151
New York City Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 1994
1.150% due 06/15/2024 (a)	350	350
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.000% due 08/01/2024	525	533
New York City, New York Individual Development Agency Civic Facility Revenue Bonds, Series 2002
6.450% due 07/01/2032	250	259
New York City, New York Individual Development Agency Special Facilities Revenue Bonds, Series 1998
5.250% due 12/01/2032	150	72
New York City, New York Individual Development Revenue Bonds, Series 1997
5.650% due 10/01/2028	150	139
New York City, New York Industrial Development Agency Pipeline Airport Facility Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	242
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029	500	547
New York State Dormitory Authority Revenue Bonds, (FGIC Insured), Series 2002
5.000% due 07/01/2032	500	509
New York State Dormitory Authority Revenue Bonds, (FSA Insured), Series 1998
4.750% due 07/01/2008	150	166
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
8.060% due 08/15/2022 (a)	250	255
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 10/01/2012	$500	$551
5.000% due 10/01/2030	750	761
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 08/01/2031	1,000	1,014
New York State Dormitory Authority Revenue Bonds, Series 1990
1.200% due 07/01/2025 (a)	400	400
New York State Dormitory Authority Revenue Bonds, Series 2000
6.000% due 07/01/2010	150	159
New York State Dormitory Authority Revenue Bonds, Series 2001
5.500% due 07/01/2030	200	205
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	400	457
New York State Environmental Facilities Corp. Revenue Bonds, Series 2002
5.000% due 06/15/2014	400	436
New York State General Obligation Bonds, Series 1997-D
5.250% due 08/01/2021	100	102
New York State Local Government Assistance Corporate Revenue Bonds, (MBIA Insured), Series 1997-B
5.125% due 04/01/2013	150	164
New York State Local Government Assistance Corporate Revenue Bonds, Series 1993
6.000% due 04/01/2014	320	377
New York State Power Authority Revenue & General Purpose Bonds, Series 1972-E
5.500% due 01/01/2010	105	118
New York State Thruway Authority Revenue Bonds, Series 1993
1.150% due 01/01/2024 (a)	300	300
New York State Triborough Bridge and Tunnel Authority Revenue Bonds, (FGIC Insured), Series 2001
5.000% due 01/01/2032	400	406
New York State Urban Development Corporate Revenue Bonds, Series 1999
5.000% due 01/01/2005	150	159
New York State Urban Development Corporate Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	553
New York, New York General Obligation Bonds, Series 2002
5.250% due 08/01/2007	400	437
Rockland County, New York Solid Waste Management Authority Revenue Bonds, Series 1999-A
4.800% due 12/15/2005	145	156
Sachem Central School District of Holbrook, New York General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 06/15/2028	500	509
Schenectady, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2001
5.500% due 07/01/2016	$500	$566
Troy, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	561
TSASC, Inc. Revenue Bonds, Series 1999
5.400% due 07/15/2012	300	310
TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	500	490

		13,761

Puerto Rico 4.3%
Childrens Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
6.000% due 07/01/2026	100	118
Puerto Rico Commonwealth General Obligation Bonds, Series 1998
5.750% due 07/01/2012	500	590

		708

Texas 0.8%
Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.000% due 08/15/2021	120	123

Virgin Islands 0.8%
Virgin Islands Government Refinery Facility Revenue Bonds, Series 2002
6.500% due 07/01/2021	125	127

Total Municipal Bonds & Notes (Cost $15,563)		15,890

SHORT-TERM INSTRUMENTS	0.7%
U.S. Treasury Bills 0.7%
1.134% due 05/08/2003 - 05/15/2003 (b)(c)	115	115

Total Short-Term Instruments (Cost $115)		115

Total Investments 98.0% (Cost $15,678)		$16,005

Other Assets and Liabilities (Net) 2.0%		333

Net Assets 100.0%		$16,338

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Securities with an aggregate market value of $115 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation

U.S. Treasury 30 Year Bond
(06/2003)—Short	35	$44

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	125

Schedule of Investments

Real Return Asset Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 5.6%
Banking & Finance 4.6%
Atlas Reinsurance PLC
8.140% due 04/07/2005 (a)	$250	$250
CIT Group, Inc.
2.630% due 01/09/2004 (a)	1,200	1,204
Ford Motor Credit Co.
3.227% due 10/25/2004 (a)	100	96
1.808% due 07/18/2005 (a)	500	453
General Motors Acceptance Corp.
2.040% due 05/17/2004 (a)	900	891
Studio Re Ltd.
6.500% due 07/07/2006 (a)	250	250
Travelers Property Casualty Corp.
3.750% due 03/15/2008	100	100

		3,244

Industrials 1.0%
DaimlerChrysler North America Holding Corp.
7.750% due 06/15/2005	100	110
Petroleos Mexicanos
9.500% due 09/15/2027	500	580

		690

Total Corporate Bonds & Notes (Cost $3,936)		3,934

U.S. TREASURY OBLIGATIONS 126.3%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (b)	11,467	12,621
3.625% due 01/15/2008	5,623	6,295
4.250% due 01/15/2010	1,350	1,579
3.500% due 01/15/2011	1,044	1,172
3.000% due 07/15/2012	505	550
3.625% due 04/15/2028	24,712	29,051
3.875% due 04/15/2029 (b)	31,109	38,254

Total U.S. Treasury Obligations (Cost $86,280)		89,522

SHORT-TERM INSTRUMENTS 11.9%
Commercial Paper 11.6%
Fannie Mae
1.300% due 04/01/2003	4,000	4,000
Federal Home Loan Bank
1.200% due 04/23/2003	1,800	1,799
Royal Bank of Scotland PLC
1.245% due 05/02/2003	2,400	2,397

		8,196

Repurchase Agreement 0.2%
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Freddie Mac 2.125% due 05/20/2004 valued at $160. Repurchase proceeds are $152.)	152	152

U.S. Treasury Bills 0.1%
1.155% due 05/15/2003 (d)	100	100

Total Short-Term Instruments (Cost $8,448)		8,448

Total Investments 143.8% (Cost $98,664)		$101,904
Other Assets and Liabilities (Net) (43.8%)		(31,018)

Net Assets 100.0%		$70,886

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Security, or a portion thereof, subject to financing transaction.

(c)	Principal amount of security is adjusted for inflation.

(d)	Securities with an aggregate market value of $100 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation

U.S. Treasury 10 Year Note
06/2003)—Short	50	$24

(e)	Short sales open at March 31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

Treasury
Inflation
Protected
Securities	3.875	01/15/2009	$12,250	$13,872	$13,718

(f)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized Appreciation

Receive total return on Dow Jones—AIG Commodity Index and pay a floating rate based on 1-month Treasury Bill rate plus 0.680%.
Counterparty: AIG International Inc. Exp. 04/30/2003	$3,750	$0

126	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

Schedule of Investments

Real Return Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 9.0%
Banking & Finance 6.6%
Allstate Financial Global Funding
7.125% due 09/26/2005	$5,000	$5,577
Atlas Reinsurance PLC
4.080% due 04/04/2003 (a)	6,700	6,700
5.080% due 10/04/2004 (a)	4,400	4,400
3.765% due 01/07/2005 (a)	1,250	1,260
8.510% due 04/07/2005 (a)	6,250	6,250
Bear Stearns Cos., Inc.
1.695% due 12/01/2003 (a)	500	501
1.676% due 09/21/2004 (a)	1,000	1,003
CIT Group, Inc.
1.840% due 04/07/2003 (a)	300	300
2.630% due 01/09/2004 (a)	600	602
5.625% due 05/17/2004	1,000	1,034
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	10,000	11,022
Export-Import Bank Korea
6.500% due 11/15/2006	2,500	2,680
Finova Group, Inc.
7.500% due 11/15/2009	840	300
Ford Motor Credit Co.
2.060% due 04/17/2003 (a)	36,000	35,992
1.683% due 11/24/2003 (a)	3,000	2,957
1.772% due 01/26/2004 (a)	8,200	8,021
2.220% due 03/08/2004 (a)	1,000	975
1.602% due 04/26/2004 (a)	2,000	1,928
6.700% due 07/16/2004	300	306
3.227% due 10/25/2004 (a)	28,480	27,202
1.850% due 06/30/2005 (a)	3,100	2,818
1.808% due 07/18/2005 (a)	47,750	43,259
General Motors Acceptance Corp.
1.905% due 05/16/2003 (a)	19,925	19,918
1.643% due 07/21/2003 (a)	6,500	6,489
2.016% due 08/04/2003 (a)	5,000	4,989
2.088% due 01/20/2004 (a)	2,400	2,388
1.630% due 04/05/2004 (a)	700	693
2.486% due 05/04/2004 (a)	19,600	19,431
2.105% due 05/17/2004 (a)	3,600	3,564
1.670% due 05/28/2004 (a)	2,000	1,976
1.718% due 07/21/2004 (a)	50,400	49,563
Goldman Sachs Group
1.825% due 12/01/2004 (a)	1,600	1,598
Heller Financial, Inc.
1.609% due 04/28/2003 (a)	3,000	3,001
J.P. Morgan Chase & Co.
5.385% due 02/15/2012 (a)	2,500	2,588
Korea Development Bank
5.383% due 06/16/2003 (a)	500	507
MBNA America Bank
7.125% due 11/15/2012	5,000	5,426
Merrill Lynch & Co.
1.986% due 08/01/2003 (a)	4,000	4,004
Merrill Lynch & Co., Inc.
1.720% due 05/21/2004 (a)	2,100	2,105
National Australia Bank Ltd.
2.045% due 05/19/2010 (a)	1,500	1,505
National Rural Utilities Cooperative Finance Corp.
1.536% due 07/17/2003 (a)	10,000	9,992
NeHi, Inc.
5.440% due 06/09/2003 (a)	3,000	3,019
Parametric Re Ltd.
3.510% due 11/19/2007	11,500	11,040
Pemex Finance Ltd.
6.125% due 11/15/2003	100	102
Premium Asset Trust
1.755% due 11/27/2004 (a)	5,000	5,017
Prudential Funding Corp.
6.375% due 07/23/2006	7,000	7,656
Redwood Capital II Ltd.
4.380% due 01/01/2004 (a)	33,700	33,613
Residential Reinsurance Ltd.
6.415% due 06/01/2004 (a)	$4,500	$4,550
6.325% due 06/01/2005 (a)	15,900	16,059
Salomon Smith Barney Holdings
1.599% due 04/28/2003 (a)	3,000	3,000
Studio Re Ltd.
6.500% due 07/07/2006 (a)	28,750	28,750
Travelers Property Casualty Corp.
3.750% due 03/15/2008	7,000	7,002
Trinom Ltd.
5.410% due 12/18/2004 (a)	4,500	4,538
Verizon Global Funding Corp.
5.750% due 04/01/2003	10,000	10,000
Wachovia Bank North America
1.660% due 02/20/2004 (a)	2,250	2,255
Wachovia Corp.
7.550% due 08/18/2005	12,500	14,074
Washington Mutual Bank
1.720% due 05/14/2004 (a)	1,700	1,703
1.705% due 05/17/2004 (a)	17,900	17,933

		475,135

Industrials 1.5%
American Airlines, Inc.
6.978% due 04/01/2011	2,570	2,238
Clear Channel Communications, Inc.
7.250% due 09/15/2003	13,000	13,278
Coastal Corp.
2.306% due 07/21/2003 (a)	9,000	8,649
Cox Enterprises, Inc.
2.606% due 05/01/2033 (a)	2,000	1,998
DaimlerChrysler North America Holding Corp.
1.725% due 08/16/2004 (a)	5,000	4,967
7.750% due 06/15/2005	1,087	1,196
Delta Air Lines, Inc.
8.540% due 01/02/2007	3,244	1,898
Fred Meyer, Inc.
7.375% due 03/01/2005	2,000	2,162
Pemex Project Funding Master Trust
7.375% due 12/15/2014	21,500	22,118
Petroleos Mexicanos
9.500% due 09/15/2027	14,850	17,226
SR Wind Ltd.
6.645% due 05/18/2005 (a)	2,000	2,038
7.145% due 05/18/2005 (a)	1,600	1,630
United Airlines, Inc.
2.026% due 03/02/2004 (a)	1,109	800
Walt Disney Co.
4.500% due 09/15/2004	15,000	15,482
Waste Management, Inc.
6.375% due 11/15/2012	1,000	1,069
7.100% due 08/01/2026	2,000	2,104
Weyerhaeuser Co.
5.500% due 03/15/2005	5,460	5,750
6.125% due 03/15/2007	3,085	3,345

		107,948

Utilities 0.9%
ALLETE, Inc.
2.218% due 10/20/2003 (a)	2,500	2,497
British Telecom PLC
2.705% due 12/15/2003 (a)	6,200	6,229
7.875% due 12/15/2005	10,750	12,192
Dominion Resources, Inc.
7.600% due 07/15/2003	5,000	5,077
Hawaiian Electric Industries, Inc.
2.425% due 04/15/2003 (a)	2,000	2,000
Progress Energy, Inc.
6.750% due 03/01/2006	32,150	35,193
WorldCom, Inc.—WorldCom Group
7.375% due 01/15/2011 (b)	1,000	270

		63,458

Total Corporate Bonds & Notes (Cost $645,031)		646,541

MUNICIPAL BONDS & NOTES 0.7%
Arizona 0.0%
Salt River Project Arizona Agriculture Improvement& Power District Revenue Bonds, Series 2002
5.000% due 01/01/2031	$4,000	$4,067

California 0.4%
California State Tobacco Securitization Corp. Revenue Bonds,
Series2003-A1
6.250% due 06/01/2033	25,000	23,074
Golden State Tobacco Securitization Corporate Revenue Bonds, Series 2003
5.000% due 06/01/2021	5,000	4,987

		28,061

Florida 0.0%
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	3,000	3,052

Massachusetts 0.1%
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 02
5.000% due 08/01/2032	5,000	5,067

New Jersey 0.1%
New Jersey Tobacco Settlement Funding Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	6,000	5,531

New York 0.1%
New York State Triborough Bridge and Tunnels Authority Revenue Bonds, Series 2002
5.000% due 11/15/2032	5,000	5,053

Total Municipal Bonds & Notes (Cost $51,778)		50,831

U.S. TREASURY OBLIGATIONS 100.8%
Treasury Inflation Protected Securities (f)
3.375% due 01/15/2007 (c)(d)	897,453	987,760
3.625% due 01/15/2008 (c)	883,474	989,077
3.875% due 01/15/2009	702,326	800,433
4.250% due 01/15/2010	684,253	800,362
3.500% due 01/15/2011 (c)	182,670	205,162
3.375% due 01/15/2012	277,625	310,593
3.000% due 07/15/2012	568,114	618,357
3.625% due 04/15/2028	856,815	1,007,294
3.875% due 04/15/2029	1,078,663	1,326,419
3.375% due 04/15/2032	156,292	182,031

Total U.S. Treasury Obligations (Cost $6,874,502)		7,227,488

MORTGAGE-BACKED SECURITIES 1.3%
Collateralized Mortgage Obligations 0.3%
Bear Stearns Adjustable Rate Mortgage Trust
4.581% due 11/25/2030 (a)	2,089	2,143
Freddie Mac
6.500% due 01/25/2028	100	106
7.000% due 10/15/2030	3,000	3,104
Mellon Residential Funding Corp.
1.851% due 10/20/2029 (a)	800	811
Residential Asset Securitization Trust
6.860% due 08/25/2029	16,000	16,431

		22,595

Fannie Mae 0.0%
5.530% due 10/01/2024 (a)	188	202

Federal Housing Administration 0.0%
7.430% due 12/01/2020	114	122

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	127

Schedule of Investments (Cont.)

Real Return Fund

March 31, 2003

	Principal Amount (000s)		Value (000s)

Government National Mortgage Association 1.0%
6.500% due 02/15/2029- 10/15/2032 (e)		$66,430	$69,910

Total Mortgage-Backed Securities (Cost $91,966)			92,829

ASSET-BACKED SECURITIES 0.4%
AFC Home Equity Loan Trust
1.525% due 03/25/2027 (a)		83	83
American Residential Eagle Trust
1.645% due 07/25/2029 (a)		1,340	1,341
Asset Backed Securities Corp. Home Equity
1.730% due 06/21/2029 (a)		618	619
Citifinancial Mortgage Securities, Inc.
1.605% due 01/25/2033		24,407	24,407
Conseco Finance Corp.
7.890% due 07/15/2018		497	507
8.170% due 12/15/2025		2,000	2,128
Conseco Finance Home Loan Trust
8.880% due 06/15/2024		750	783
EQCC Home Equity Loan Trust
1.533% due 03/20/2029 (a)		99	99
SLM Student Loan Trust
1.909% due 01/25/2007 (a)		6	5

Total Asset-Backed Securities (Cost $29,800)			29,972

SOVEREIGN ISSUES 0.1%
United Mexican States
6.375% due 01/16/2013		9,850	9,875
United Mexican States Value Recovery Right
0.000% due 06/30/2003 (a)		718	3
0.000% due 06/30/2004 (a)		718	3
0.000% due 06/30/2005 (a)		718	3

Total Sovereign Issues (Cost $9,617)			9,884

FOREIGN CURRENCY- DENOMINATED ISSUES (j)(k) 1.1%
Caisse D’amort Dette Soc
3.800% due 07/25/2006 (f)		EC 5,283	6,281
Commonwealth of New Zealand
4.500% due 02/15/2016	N$	34,200	23,582
Republic of France
3.000% due 07/25/2012 (f)		EC 26,601	31,054
Tyco International Group S.A.
4.375% due 11/19/2004		14,000	14,689

Total Foreign Currency-Denominated Issues (Cost $58,495)			75,606

CONVERTIBLE BONDS & NOTES 0.0%
Banking & Finance 0.0%
Verizon Global Funding Corp.
.750% due 04/01/2003		$3,000	3,000

Total Convertible Bonds& Notes (Cost $3,000)			3,000

SHORT-TERM INSTRUMENTS 0.8%
Commercial Paper 0.2%
HBOS Treasury Services PLC
1.245% due 05/28/2003		4,400	4,391
1.255% due 06/05/2003		13,600	13,570

			17,961

Repurchase Agreement 0.4%
State Street Bank
1.050% due 04/01/2003		$25,466	$25,466

(Dated 03/31/2003. Collateralized by Federal Farm Credit Banks 1.970% due 10/20/2004 valued at $476 and Federal Home Loan Bank 1.250% due 04/08/2004 valued at $25,500. Repurchase proceeds are $25,467.)

U.S. Treasury Bills 0.2%
1.150% due 05/08/2003 - 05/15/2003 (d)(e)		12,120	12,103

Total Short-Term Instruments (Cost $55,530)			55,530

Total Investments 114.2% (Cost $7,819,719)			$8,191,681
Written Options (0.0%) (Premiums $2,603)			(1,140)
Other Assets and Liabilities (Net) (14.2%)			(1,020,068)

Net Assets 100.0%			$7,170,473

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Security is in default.

(c)	Security, or a portion thereof, subject to financing transaction.

(d)	Securities with an aggregate market value of $6,294 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation/(Depreciation)

Euro-Bund 10 Year Note
(06/2003)—Long	250	$(292)
U.S. Treasury 5 Year Note
(06/2003)—Short	24	3
U.S. Treasury 10 Year Note
(06/2003)—Short	1,750	1,249
U.S. Treasury 30 Year Bond
(06/2003)—Short	259	496

		$1,456

(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f)	Principal amount of security is adjusted for inflation.

(g)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Put—OTC 10Year Interest Rate Swap
Strike @ 5.500%* Exp. 05/01/2003	$65,000	$796	$1
Call—OTC 10Year Interest Rate Swap
Strike @ 4.000%** Exp. 03/03/2004	65,000	1,427	934

Type	# of Contracts	Premium	Value

Call—CBOT U.S. Treasury Note JuneFutures
Strike @ 118.000 Exp. 05/24/2003	625	380	205

		$2,603	$1,140

*	The Fund will pay a floating rate based on 3-month LIBOR.

**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Short sales open at March31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note	3.250	08/15/2007	$255,600	$262,689	$260,205
U.S. Treasury Note	4.000	11/15/2012	37,100	37,648	38,115
U.S. Treasury Note	3.000	02/15/2008	9,800	9,918	9,834
U.S. Treasury Note	3.875	02/15/2013	75,000	75,337	74,408
U.S. Treasury Note	5.250	08/15/2003	73,100	74,251	74,181

				$459,843	$456,743

(i)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive floating rate based on 3-month LIBOR plus 0.470% and pay a fixed rate equal to 7.750%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/15/2005	$10,000	$(1,164)
Receive floating rate based on 3-month LIBOR plus 0.500% and pay a fixed rate equal to 7.600%.
Counterparty: Lehman Brothers, Inc. Exp. 07/15/2003	5,000	(83)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month LIBOR.
Counterparty: Morgan Stanley Dean Witter& Co. Exp. 03/17/2005	250,000	89
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: Bank of America, N.A. Exp. 06/15/2003	15,900	233
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co. Exp. 06/18/2008	30,000	(824)

128	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

Receive a fixed rate equal to 0.200% and the Fund will pay to the counterparty at par in the event of default of Federal National Mortgage Association 5.375% due 11/15/2011.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/03/2005	$80,000	$146
Receive a fixed rate equal to 5.000% and the Fund will pay to the counterparty at par in the event of default of El Paso Corp. 7.000% due 05/15/2011.
Counterparty: Merrill Lynch & Co., Inc. Exp. 09/15/2003	15,000	(639)

		$(2,242)

(j)	Principal amount denoted in indicated currency:

EC—Euro

N$—New Zealand Dollar

(k)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell		EC	37,576	04/2003	$250	$0	$250
Sell	N$		43,520	05/2003	0	(306)	(306)

					$250	$(306)	$(56)

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	129

Schedule of Investments

Real Return Fund II

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 2.1%
Banking & Finance 2.1%
CIT Group, Inc.
2.630% due 01/09/2004 (a)	$400	$401

Total Corporate Bonds & Notes (Cost $402)		401

U.S. TREASURY OBLIGATIONS 86.0%
Treasury Inflation Protected Securities (b)
3.875% due 01/15/2009	5,539	6,313
4.250% due 01/15/2010	540	631
3.500% due 01/15/2011	1,044	1,172
3.000% due 07/15/2012	1,010	1,100
3.875% due 04/15/2029	6,078	7,474

Total U.S. Treasury Obligations (Cost $15,804)		16,690

SOVEREIGN ISSUES 1.0%
United Mexican States
6.375% due 01/16/2013	200	201

Total Sovereign Issues (Cost $195)		201

SHORT-TERM INSTRUMENTS 10.0%
Commercial Paper 9.0%
General Electric Capital Corp.
1.260% due 06/12/2003	100	100
HBOS Treasury Services PLC
1.250% due 05/09/2003	400	399
Royal Bank of Scotland PLC
1.240% due 04/28/2003	450	450
Svenska Handelsbank, Inc.
1.230% due 06/24/2003	400	399
Westpac Trust Securities NZ Ltd.
1.250% due 06/19/2003	400	399

		1,747

Repurchase Agreement 1.0%
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Fannie Mae 1.875% due 12/15/2004 valued at $202. Repurchase proceeds are $197.)	197	197

Total Short-Term Instruments (Cost $1,944)		1,944

Total Investments 99.1% (Cost $18,345)		$19,236
Other Assets and Liabilities (Net) 0.9%		174

Net Assets 100.0%		$19,410

Notes to Schedule of Investments (amounts in thousands):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Principal amount of security is adjusted for inflation.

(c)	Short sales open at March 31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note
	4.000	11/15/2012	$250	$254	$258

130	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

Schedule of Investments

Short Duration Municipal Income Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

MUNICIPAL BONDS & NOTES 98.9%
Arizona 1.0%
Arizona State Transportation Board of Excise Tax Revenue Bonds, Series 2002
5.000% due 12/15/2005	$3,000	$3,282

California 10.4%
Alameda-Contra Costa Schools Financing Authority Revenue Bonds, Series 2003
1.200% due 08/01/2024 (a)	3,000	3,000
California State Revenue Anticipation Notes, Series 2002
1.419% due 06/20/2003 (a)	5,000	4,995
2.500% due 06/27/2003	5,000	5,014
California Statewide Communities Development Authority Revenue Bonds, Series 2002
3.700% due 11/01/2029	1,000	1,031
East Bay, California Municipal Utility District Water System Revenue Bonds, (MBIA Insured), Series 1993
5.200% due 06/01/2008	1,000	1,026
Golden State Tobacco Securitization Corporate Revenue Bonds, Series 2003
5.000% due 06/01/2021	12,800	12,766
Long Beach, California Unified School District Certificate Participation Bonds, (AMBAC Insured), Series 2001
1.150% due 06/01/2024	2,000	2,000
Sacramento, California Municipal Utility District Revenue Bonds, (FSA Insured), Series 1993
5.400% due 11/15/2006	2,000	2,090
Santa Ana, California Unified School District General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 08/01/2013	2,000	1,293
Santa Clara County, California Transportation Authority Revenue Bonds, (AMBAC Insured), Series 1985
1.750% due 06/01/2015	2,000	2,000

		35,215

Colorado 6.7%
Arapahoe County, Colorado Capital Improvement Highway Revenue Bonds, Series 1986
0.000% due 08/31/2026	2,000	401
Arapahoe County, Colorado Capital Trust Fund Highway Revenue Bonds, (MBIA Insured), Series 1986
6.150% due 08/31/2026	3,000	3,424
Colorado Housing & Finance Authority Revenue Bonds (Lloyds TSB Bank Insured), Series 2003
1.200% due 11/01/2021	1,500	1,500
Colorado Housing & Finance Authority Revenue Bonds, (Federal Home Loan Bank Insured), Series 2002
1.200% due 11/01/2021 (a)	2,900	2,900
Colorado Housing & Finance Authority Revenue Bonds, (MBIA Insured), Series 2000
1.150% due 04/01/2030	2,240	2,240
Colorado Housing & Finance Authority Revenue Bonds, (SPA—Federal Home Loan Bank Insured), Series 2000
1.200% due 04/01/2020 (a)	1,110	1,110
1.200% due 10/01/2030	2,500	2,500
Colorado Housing & Finance Authority Revenue Bonds, (SPA—Landesbank Hessen Insured), Series 2001
1.200% due 05/01/2031	$3,125	$3,125
Colorado Regional Transportation District Sales Tax Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 11/01/2005	4,210	4,574
Denver, Colorado City & County General Obligation Bonds, Series 1998
5.250% due 08/01/2004	350	368
South Metro, Colorado Fire Rescue Finance Corporate Certificate of Participation Bonds, Series 2002
2.750% due 12/01/2004	695	711

		22,853

Connecticut 2.4%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2003
0.650% due 07/01/2037 (a)	2,100	2,100
Connecticut State Housing Finance Authority Revenue Bonds, (AMBAC Insured), Series 1998
1.100% due 05/15/2018 (a)	3,500	3,500
New Britain Connecticut General Obligation Bonds, Series 2003
3.000% due 04/15/2006	140	143
4.000% due 04/15/2007	560	589
Norwalk, Connecticut General Obligation Bonds, (SPA—Dexia Credit Local Insured), Series 2002
1.150% due 02/01/2017 (a)	1,815	1,815

		8,147

Florida 3.0%
Collier County, Florida Multi-Family Housing Finance Authority Revenue Bonds, (Fannie Mae Insured), Series 2002
4.600% due 08/15/2011	665	699
Florida State Board of Education General Obligation Bonds, Series 2002
5.375% due 01/01/2010	3,000	3,391
Gulf Breeze Florida Revenue Bonds, (MBIA Insured), Series 1997
4.840% due 12/01/2017 (a)	500	484
Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	470	523
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
4.143% due 10/01/2015 (a)	750	771
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, (MBIA-IBC Insured), Series 1993
6.300% due 10/01/2022	500	523
St. John’s River Power Park Revenue Bonds, Series 2002
5.000% due 10/01/2005	3,325	3,610

		10,001

Georgia 2.4%
Atlanta, Georgia Water & Wastewater Revenue Bonds, (FSA Insured), Series 2002
1.150% due 11/01/2038	1,500	1,500
1.150% due 11/01/2041 (a)	1,550	1,550
Coweta County, Georgia School District General Obligation Bonds, (State Aid Witholding Insured), Series 2002
3.250% due 08/01/2004	$560	$575
Georgia State General Obligation Bonds, Series 1994
6.750% due 12/01/2006	3,890	4,575

		8,200

Illinois 6.7%
Chicago, Illinois Board of Education Certificate Participation Bonds, (MBIA Insured), Series 1992
6.250% due 01/01/2011	3,000	3,542
Chicago, Illinois General Obligation Bonds, (AMBAC Insured), Series 2002
4.000% due 01/01/2005	1,000	1,042
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2002
1.150% due 01/01/2037 (a)	3,500	3,500
Chicago, Illinois Public Building Commission Building Revenue Bonds, (FGIC Insured), Series 1999
5.250% due 12/01/2018	475	534
Chicago, Illinois Public Building Community Revenue Bonds, (FGIC Government of Board Insured), Series 1999
5.500% due 02/01/2006	1,000	1,099
Cook County, Illinois General Obligation Bonds, (FGIC Insured), Series 1996
5.875% due 11/15/2022	1,000	1,155
Cook County, Illinois High School District No. 205, (FSA Insured), Series 2002
0.000% due 12/01/2004	2,600	2,535
0.000% due 06/01/2005	500	478
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
6.520% due 07/01/2012 (a)	300	350
Illinois Health Facilities Authority Revenue Bonds, Series 1977
6.700% due 10/01/2005	370	397
Illinois Health Facilities Authority Revenue Bonds, Series 1978
6.250% due 07/01/2006	355	381
Illinois Metropolitan Pier & Exposition Dedicated State Tax Revenue Bonds, (AMBAC Insured), Series 1996
6.000% due 12/15/2006	3,740	4,293
Illinois State General Obligation Bonds, (MBIA Insured), Series 1995
5.750% due 02/01/2008	300	329
Illinois State General Obligation Bonds, (MBIA Insured), Series 2000
5.500% due 12/01/2007	1,800	2,048
Lake County, Illinois Community High School District No. 127, (FGIC Insured), Series 2002
9.000% due 02/01/2005	1,000	1,132

		22,815

Indiana 1.2%
Indiana Educational Facilities Authority Revenue Bonds, (Bank of America Insured), Series 1995
1.080% due 03/01/2025	1,000	1,000

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	131

Schedule of Investments (Cont.)

Short Duration Municipal Income Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

St. Joseph County, Indiana Educational Facilities Revenue Bonds, Series 2002
1.150% due 03/01/2037	$3,200	$3,200

		4,200

Kansas 0.2%
Burlington, Kansas Pollution Control Revenue Bonds, (MBIA Insured), Series 1991
7.000% due 06/01/2031	500	525

Kentucky 0.9%
Kentucky State Turnpike Authority Economic Development Road Revenue Bonds, Series 1993
8.450% due 06/06/2012 (a)	3,000	3,171

Louisiana 0.4%
East Baton Rouge Parish, Louisiana Pollution Control Revenue Bond, Series 1989
1.100% due 11/01/2019	1,400	1,400

Maine 0.1%
Eastport, Maine Industrial Development Revenue Bonds, (Wachovia Bank Insured), Series 1989
5.100% due 11/15/2003	300	301

Maryland 2.8%
Maryland State General Obligation Bonds, Series 2002
5.000% due 02/01/2007	5,000	5,529
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, (SPA-Suntrust Bank Insured), Series 2002
1.200% due 10/01/2037 (a)	4,100	4,100

		9,629

Massachusetts 4.3%
Massachusetts Housing Finance Agency Revenue Bonds, (AMBAC Insured), Series 1993
5.950% due 10/01/2008	250	255
Massachusetts Municipal Wholesale Electric Company Power Supply System Revenue Bonds, (AMBAC Insured), Series 1993
5.450% due 07/01/2018	1,600	1,647
Massachusetts State Development Finance Agency Revenue Bonds, Series 2002
1.150% due 07/01/2029 (a)	1,200	1,200
Massachusetts State General Obligation Bonds, (FGIC Government of Commonwealth Insured), Series 2002
5.500% due 11/01/2014	2,000	2,306
Massachusetts State General Obligation Bonds, Series 1998
5.250% due 04/01/2011	1,000	1,137
Massachusetts State General Obligation Bonds, Series 2001
5.250% due 12/01/2007	1,000	1,128
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, (FSA Insured), Series 1997
1.100% due 07/01/2027 (a)	2,000	2,000
Massachusetts State Housing Finance Agency Revenue Bonds, (FSA Insured), Series 2003
1.150% due 12/01/2037 (a)	4,000	4,000
Massachusetts State Water Resources Authority Revenue Bonds, (Landsbank Insured), Series 2002
1.150% due 08/01/2017	$800	$800

		14,473

Michigan 5.7%
Detroit, Michigan General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 04/01/2006	4,000	4,384
Holt, Michigan Public Schools General Obligation Bonds, (Q-SBLF Insured), Series 2002
1.150% due 05/01/2030	6,000	6,000
Kalamazoo, Michigan Hospital Financing Authority Revenue Bonds, Series 1977
6.750% due 04/01/2003	210	210
Michigan State Building Authority Revenue Bonds, (SPA-Westdeutsche Landesbank Insured), Series 2002
1.100% due 10/15/2036 (a)	500	500
Michigan State Comprehensive Transportation Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2005	2,000	2,149
Michigan State Environmental Protection General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	3,279
Michigan State Strategic Funding Ltd. Obligation Revenue Bonds, Series 1991
7.100% due 02/01/2006	2,500	2,682

		19,204

Missouri 0.7%
Missouri Financial Board of Development of Cultural Facilities Revenue Bonds, Series 2001
1.200% due 12/01/2031 (a)	1,000	1,000
Missouri State Health & Educational Facilities Authority Revenue Bonds, (SPA-Landesbank Hessen Insured), Series 2003
1.150% due 02/15/2033 (a)	400	400
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 1996
1.150% due 09/01/2030 (a)	800	800
Missouri State Housing Development Community Mortgage Revenue Bonds, (GNMA/FNMA Insured), Series 1996
7.100% due 09/01/2027	80	83

		2,283

Nevada 0.5%
Clark County, Nevada School District General Obligation Bonds, (FSA Insured), Series 2001
1.000% due 06/15/2021 (a)	1,600	1,600

New Hampshire 0.9%
New Hampshire Health & Education Facilities Authority Revenue Bonds, (SPA-JP Morgan Chase Bank Insured), Series 2003
1.000% due 06/01/2023	3,000	3,000

New Jersey 4.5%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	500	619
6.375% due 04/01/2031	1,000	1,239
New Jersey State Educational Facilities Authority Revenue Bonds, Series 2002
1.100% due 07/01/2022	$1,600	$1,600
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 1999
5.500% due 06/15/2008	5,000	5,693
5.625% due 06/15/2013	3,000	3,465
New Jersey Wastewater Treatment Trust Revenue Bonds, (MBIA Insured), Series 1997
7.000% due 05/15/2009	1,020	1,249
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,500	1,414

		15,279

New Mexico 0.3%
New Mexico State Severance Special Tax, Series 2001
5.000% due 07/01/2007	1,000	1,110

New York 10.9%
New York City Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 1992
1.200% due 06/15/2022 (a)	800	800
New York City Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 1993
1.200% due 06/15/2023 (a)	3,100	3,100
New York City Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 1994
1.150% due 06/15/2024 (a)	6,100	6,100
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029 (a)	2,500	2,736
New York Local Government Assistance Corporation Revenue Bonds, (FSA Insured), Series 2003
1.150% due 04/01/2022	300	300
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	800	915
New York State Thruway Authority Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 04/01/2007	3,000	3,353
New York State Thruway Service Contract Revenue Bonds, Series 2002
5.250% due 04/01/2010	3,000	3,343
New York State Urban Development Corporate Revenue Bonds, (FSA Insured), Series 1994
6.500% due 01/01/2011	4,000	4,814
New York State Urban Development Corporate Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,000	2,211
New York, New York General Obligation Bonds, (FGIC Insured), Series 1992
1.150% due 02/01/2022 (a)	1,225	1,225
New York, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	2,505	2,765

132	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

New York, New York General Obligation Bonds, Series 2002
5.750% due 08/01/2014	$1,425	$1,559
TSASC, Inc. Revenue Bonds, Series 1999
5.400% due 07/15/2012	1,700	1,757
TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	2,000	1,961

		36,939

North Carolina 3.2%
Charlotte, North Carolina Water & Sewer Systems Revenue Bonds, (SPA Union National Bank Insured), Series 2002
1.150% due 07/01/2027	1,000	1,000
Greensboro, North Carolina General Obligation Bonds (SPA-Wachovia Bank of North Carolina Insured), Series 1994
1.150% due 04/01/2011	1,200	1,200
Guilford County, North Carolina General Obligation Bonds (SPA-Bank of America Insured), Series 2002
1.150% due 10/01/2022 (a)	2,500	2,500
Mecklenburg County, North Carolina General Obligation, (Bank of America Insured), Series 2000
1.150% due 04/01/2018 (a)	800	800
Mecklenburg County, North Carolina General Obligation, (Bank of America Insured), Series 2002
1.150% due 02/01/2021 (a)	2,500	2,500
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,148
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds, (MBIA Insured), Series 1993
7.920% due 01/01/2020 (a)	1,000	1,040
North Carolina State General Obligation Bonds, (Landesbank Hessen Insured), Series 2002
1.070% due 05/01/2021 (a)	750	750

		10,938

Oklahoma 0.1%
Tulsa, Oklahoma Apartments Improvement Trust General Revenue Bonds, (FGIC Insured), Series 1978
6.400% due 06/01/2006	320	345

Pennsylvania 3.2%
Beaver Falls, Pennsylvania Municipal Authority Water & Hydroelectric Revenue Bonds, (AMBAC Insured), Series 2003
4.000% due 06/01/2005	1,325	1,373
5.000% due 06/01/2006	1,400	1,501
5.000% due 06/01/2007	1,390	1,508
Deer Lakes, Pennsylvania School District, (MBIA State Aid Witholding Insured), Series 1995
6.000% due 01/15/2006	150	155
Delaware River Joint Toll Bridge Commission Pennsylvania Revenue Bonds, Series 2003
5.250% due 07/01/2013	2,975	3,261
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, (MBIA Insured), Series 2002
1.200% due 07/01/2031	2,000	2,000
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2002
1.200% due 07/01/2022 (a)	$1,000	$1,000

		10,798

Puerto Rico 1.6%
Childrens Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010	250	292
Puerto Rico Commonwealth Revenue Notes, Series 2003
2.500% due 07/30/2003	5,000	5,025

		5,317

Rhode Island 0.9%
Rhode Island State Industrial Facilities Corp. Revenue Bonds, Series 2001
1.100% due 02/01/2025 (a)	2,950	2,950

Tennessee 1.8%
Metropolitan Government of Nashville & Davidson County Tennessee General Obligation Bonds, Series 1993
5.250% due 05/15/2006	3,000	3,315
Nashville & Davidson County, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	465	526
Shelby County, Tennessee General Obligation Bonds, Series 2001
4.500% due 11/01/2004	2,000	2,101

		5,942

Texas 10.9%
Dallas, Texas General Obligation Bonds, Series 2001
3.000% due 08/15/2004	300	307
Denton, Texas Utility System Revenue Bonds, (FSA Insured), Series 2002
4.250% due 12/01/2004	800	839
Gulf Coast Waste Disposal Authority Revenue Bonds, Series 1995
1.000% due 10/01/2024 (a)	1,000	1,000
Gulf Coast, Texas Waste Disposal Authority Pollution Control Revenue Bonds, Series 1995
1.125% due 06/01/2020	1,300	1,300
Harris County, Texas Flood Control General Obligation Bonds, Series 2002
3.200% due 10/01/2006	940	982
Harris County, Texas Health Facilities Development Revenue Bonds, (MBIA Insured), Series 1999
1.200% due 10/01/2029 (a)	6,255	6,255
Harris County, Texas Industrial Development Corporation Revenue Bonds, Series 1984
1.200% due 03/01/2024 (a)	2,700	2,700
Harris County, Texas Municipal Utility District No. 203, (MBIA Insured), Series 1990
0.000% due 09/01/2015	285	129
Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.125% due 12/15/2009	1,000	1,188
6.800% due 12/15/2011	3,000	3,729
Hurst Euless Bedford, Texas Independent School District General Obligation Bonds, PSF-GTD Insured), Series 1994
6.500% due 08/15/2024	1,000	1,066
Laredo, Texas General Obligation Bonds, (FGIC Insured), Series 1996
5.250% due 02/15/2009	$400	$436
North Central, Texas Health Facility Development Corp. Revenue Bonds, Series 1985
1.150% due 10/01/2015 (a)	2,000	2,000
Odessa, Texas Junior College District Revenue Bonds, Series 1995
8.125% due 12/01/2018	270	311
Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
4.000% due 05/01/2028	500	500
San Antonio, Texas Airport System Revenue Bonds, (AMBAC Insured), Series 1991
7.375% due 07/01/2012	425	440
San Antonio, Texas Water Revenue Bonds, Series 2003
1.150% due 05/15/2033	2,500	2,500
Southeast Texas Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	935	1,108
Texas State General Obligation Bonds, Series 2002
5.250% due 08/01/2010	1,050	1,182
Texas State Turnpike Systems Authority Revenue Bonds, Series 2002
5.000% due 06/01/2007	2,000	2,213
Texas State Water Financial Assistance, Series 2002
5.000% due 08/01/2009	685	765
Texas Water Development Board Revenue Bonds, (JP Morgan Chase Bank Insured), Series 2003
1.150% due 07/15/2022 (a)	5,565	5,565
University of Texas Revenue Bonds, Series 2001
1.150% due 08/15/2013 (a)	600	600

		37,115

Utah 0.2%
Utah Water Financing Agency Revenue Bonds, (AMBAC Insured), Series 2002
4.000% due 07/01/2004	425	440
Utah Water Financing Agency Revenue Bonds, (AMBAC Insured), Series 2002
3.500% due 07/01/2005	300	313

		753

Virgin Islands 0.2%
Virgin Islands Government Refinery Facility Revenue Bonds, Series 2002
6.500% due 07/01/2021	775	786

Virginia 2.1%
Loudoun County, Virginia Industrial Development Authority Revenue Bonds, Series 2003
1.125% due 02/15/2038 (a)	1,000	1,000
1.150% due 02/15/2038 (a)	800	800
Virginia Polytechnic Institute & State University Revenue Bonds, Series 1996
5.400% due 06/01/2012	1,400	1,513

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	133

Schedule of Investments (Cont.)

Short Duration Municipal Income Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

Virginia State Public Facilities Authority Revenue Bonds, Series 2003
5.000% due 08/01/2006	$3,580	$3,956

		7,269

Washington 4.1%
Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
5.250% due 06/01/2010	8,245	8,152
Washington State Health Care Facilities Authority Revenue Bonds, (SPA-JP Morgan Chase Bank Insured), Series 2002
1.200% due 12/01/2030	2,200	2,200
Washington State Public Power Supply System & Nucleur Project No. 1 Revenue Bonds, (AMBAC Insured), Series 1996
6.000% due 07/01/2007	1,000	1,141
Washington State Public Power Supply System & Nucleur Project No. 2 Revenue Bonds, (MBIA-IBC Insured), Series 1993
5.500% due 07/01/2006	2,100	2,335

		13,828

West Virginia 0.1%
Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	160	190

Wisconsin 4.3%
Badger Tobacco Asset Securitization Corporation Revenue Bonds, Series 2002
5.000% due 06/01/2008	2,240	2,257
5.500% due 06/01/2005	5,635	5,879
Marshfield, Wisconsin Hospital Facilities Revenue Bonds, Series 1978
6.625% due 04/01/2006	705	753
South Milwaukee, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
3.000% due 04/01/2007	275	283
3.750% due 04/01/2009	240	250
South Milwaukee, Wisconsin School District, (FGIC Insured), Series 2002
3.750% due 04/01/2010	275	282
Two Rivers, Wisconsin Public School District General Obligation Bonds, (FSA Insured), Series 2002
4.250% due 03/01/2013	1,255	1,297
Wisconsin Housing and Economic Development Revenue Bonds, (MBIA Government of Authority Insured), Series 2002
4.500% due 05/01/2010	1,095	1,137
Wisconsin State Clean Water Revenue Bonds, Series 1998
5.500% due 06/01/2014	2,000	2,303

		14,441

Wyoming 0.2%
Lincoln County, Wyoming Pollution Control Revenue Bonds, Series 1984
1.000% due 11/01/2014	800	800

Total Municipal Bonds & Notes (Cost $331,147)		335,099

SHORT-TERM INSTRUMENTS 0.5%
Money Market Fund 0.1%
SSgA Tax Free Money Market
0.620% due 04/01/2003	$363	$363

U.S. Treasury Bills 0.4%
1.145% due 05/08/2003- 05/15/2003 (b)(c)	1,435	1,433

Total Short-Term Instruments (Cost $1,796)		1,796

Total Investments 99.4% (Cost $332,943)		$336,895
Other Assets and Liabilities (Net) 0.6%		2,037

Net Assets 100.0%		$338,932

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Securities with an aggregate market value of $1,433 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

U.S. Treasury 5 Year Note (06/2003)—Short	320	$3
U.S. Treasury 10 Year Note (06/2003)—Short	280	195
U.S. Treasury 30 Year Bond (06/2003)—Short	125	(7)

		$191

134	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

Schedule of Investments

Short-Term Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 30.4%
Banking & Finance 11.7%
Banco Nacional Obra Services
9.625% due 11/15/2003 (a)	$3,900	$4,085
Bankunited FSB
5.400% due 02/02/2004	4,000	4,139
Bear Stearns Cos., Inc.
5.125% due 02/22/2004 (a)	4,200	4,155
1.676% due 09/21/2004 (a)	900	903
1.925% due 07/15/2005 (a)	4,801	4,826
1.560% due 09/16/2005 (a)	5,000	4,983
CIT Group, Inc.
2.630% due 01/09/2004 (a)	5,250	5,269
5.500% due 02/15/2004	5,200	5,341
2.660% due 07/30/2004 (a)	15,200	15,229
7.125% due 10/15/2004	9,701	10,273
Citicorp.
5.500% due 08/19/2003 (a)	11,040	11,081
Countrywide Home Loans, Inc.
1.588% due 06/03/2003 (a)	2,800	2,800
Deutsche Telekom International Finance BV
7.750% due 06/15/2005	34,910	38,477
Ford Motor Credit Co.
6.125% due 04/28/2003	2,000	2,002
1.560% due 06/20/2003 (a)	900	898
2.117% due 03/08/2004 (a)	43,592	42,485
1.602% due 04/26/2004 (a)	17,400	16,770
1.718% due 07/19/2004 (a)	6,700	6,399
Gemstone Investors Ltd.
7.710% due 10/31/2004	3,500	3,256
General Motors Acceptance Corp.
1.440% due 08/18/2003 (a)	16,575	16,523
1.648% due 11/07/2003 (a)	10,000	9,952
2.088% due 01/20/2004 (a)	14,040	13,969
2.150% due 05/04/2004 (a)	21,598	21,412
Household Finance Corp.
1.698% due 08/07/2003 (a)	5,950	5,951
2.564% due 03/11/2004 (a)	6,650	6,693
5.750% due 01/30/2007	22,813	24,578
4.625% due 01/15/2008	8,700	9,025
Merrill Lynch & Co.
1.630% due 08/01/2003 (a)	4,000	4,004
National Rural Utilities Cooperative Finance Corp.
5.250% due 07/15/2004	13,796	14,412
1.748% due 02/07/2005 (a)	17,200	17,206
Popular North America, Inc.
6.625% due 01/15/2004	14,807	15,299
Salomon Smith Barney Holdings, Inc.
1.648% due 07/18/2007 (a)	4,800	4,804
Security Capital Group, Inc.
7.750% due 11/15/2003	7,695	7,981
U.S. Bank National Association
1.320% due 11/14/2003 (a)	31,020	31,030
USAA Capital Corp.
7.050% due 11/08/2006	445	503
Verizon Global Funding Corp.
6.750% due 12/01/2005	3,000	3,329
Verizon Wireless Capital LLC
1.658% due 12/17/2003 (a)	17,510	17,498

		407,540

Industrials 11.9%
Air Canada
1.975% due 07/31/2005 (a)	909	755
Allied Waste North America, Inc.
7.375% due 01/01/2004	4,880	4,978
AOL Time Warner, Inc.
6.125% due 04/15/2006	3,000	3,142
Clear Channel Communications, Inc.
7.250% due 09/15/2003	12,404	12,669
Coastal Corp.
1.950% due 07/21/2003 (a)	4,791	4,604
Comcast Corp.
6.500% due 01/15/2015	$1,600	$1,688
Cox Communications, Inc.
6.150% due 08/01/2003 (a)	8,200	8,218
7.170% due 10/01/2003	5,043	5,166
Cox Enterprises, Inc.
2.250% due 05/01/2033 (a)	9,000	8,989
DaimlerChrysler North America Holding Corp.
7.750% due 05/27/2003	2,000	2,019
1.850% due 08/01/2003 (a)	2,800	2,800
1.660% due 08/16/2004 (a)	36,208	35,968
HCA, Inc.
8.120% due 08/04/2003	800	813
6.870% due 09/15/2003	9,803	9,962
6.730% due 07/15/2045	8,170	8,226
Hilton Hotels Corp.
7.000% due 07/15/2004	8,126	8,276
International Game Technology
7.875% due 05/15/2004	9,809	10,337
International Paper Co.
2.660% due 06/20/2004 (a)	5,400	5,336
Kerr-McGee Corp.
2.150% due 06/28/2004 (a)	7,170	7,171
Mandalay Resort Group
6.750% due 07/15/2003	9,701	9,798
Martin Marietta Corp.
6.500% due 04/15/2003	34,451	34,497
MGM Mirage, Inc.
6.950% due 02/01/2005	2,257	2,348
Mirage Resorts, Inc.
7.250% due 10/15/2006	300	314
Norfolk Southern Corp.
2.040% due 02/28/2005 (a)	7,501	7,543
7.050% due 05/01/2037	20,975	23,925
Packaging Corp. of America
9.625% due 04/01/2009	10,000	10,863
PanAmSat Corp.
6.125% due 01/15/2005	2,595	2,621
Park Place Entertainment Corp.
7.950% due 08/01/2003	8,304	8,449
Petroleos Mexicanos
6.500% due 02/01/2005	5,250	5,607
Pioneer National Resources Co.
8.875% due 04/15/2005	3,811	4,056
Qwest Capital Funding, Inc.
5.875% due 08/03/2004	4,900	4,459
R.J. Reynolds Tobacco Holdings, Inc.
7.375% due 05/15/2003	35,726	35,871
Raytheon Co.
5.700% due 11/01/2003	10,148	10,303
Safeway, Inc.
6.050% due 11/15/2003	12,210	12,525
TCI Communications, Inc.
6.375% due 05/01/2003	10,961	11,002
Time Warner, Inc.
7.975% due 08/15/2004	13,737	14,626
Transocean, Inc.
6.500% due 04/15/2003	3,786	3,792
Turner Broadcasting System, Inc.
7.400% due 02/01/2004	2,200	2,261
Tyco International Group S.A.
6.250% due 06/15/2003	25,477	25,732
United Airlines, Inc.
2.026% due 03/02/2004 (a)	9,311	6,715
Weyerhaeuser Co.
2.383% due 09/15/2003 (a)	34,900	34,907

		413,331

Utilities 6.8%
AEP Texas Central Co.
3.000% due 02/15/2005	3,000	3,013
ALLETE, Inc.
2.218% due 10/20/2003 (a)	$8,600	$8,591
Appalachian Power Co.
2.040% due 08/20/2003 (a)	3,800	3,802
4.800% due 06/15/2005	10,330	10,746
AT&T Corp.
6.500% due 11/15/2006	9,811	10,499
British Telecom PLC
2.553% due 12/15/2003 (a)	58,001	58,272
7.875% due 12/15/2005	3,000	3,403
Commonwealth Edison Co.
2.025% due 09/30/2003 (a)	10,649	10,621
DTE Energy Co.
6.000% due 06/01/2004	8,400	8,758
7.110% due 11/15/2038 (a)	1,500	1,526
Entergy Gulf States, Inc.
8.250% due 04/01/2004	10,000	10,614
2.638% due 09/01/2004 (a)	9,800	9,787
France Telecom S.A.
1.978% due 07/16/2003 (a)	6,600	6,604
Georgia Power Co.
1.465% due 02/18/2005 (a)	14,115	14,121
Jersey Central Power & Light Co.
6.375% due 05/01/2003	4,951	4,970
Niagara Mohawk Power Co.
7.375% due 07/01/2003	15,005	15,200
8.000% due 06/01/2004	50	54
Pacific Gas & Electric Co.
7.583% due 10/31/2049 (a)	1,900	1,872
Potomac Electric Power Co.
6.250% due 10/15/2007	3,600	3,958
Southern California Edison Co.
5.875% due 09/01/2004	5,440	5,522
Sprint Capital Corp.
9.500% due 04/01/2003	1,000	1,000
5.700% due 11/15/2003	19,655	20,048
5.875% due 05/01/2004	13,005	13,330
Texas Utilities Corp.
6.750% due 04/01/2003	1,665	1,665
Vodafone Group PLC
7.625% due 02/15/2005	3,000	3,305
WorldCom, Inc.—WorldCom Group
7.375% due 01/15/2011 (b)	11,600	3,132

		234,413

Total Corporate Bonds & Notes (Cost $1,053,357)		1,055,284

U.S. GOVERNMENT AGENCIES 1.6%
Fannie Mae
5.750% due 04/15/2003	850	852
4.625% due 05/15/2003	500	502
Federal Home Loan Bank
3.125% due 11/14/2003	500	506
5.150% due 04/15/2005	5,500	5,510
Freddie Mac
4.500% due 04/15/2005	42,105	42,156
3.875% due 06/27/2005	5,400	5,429

Total U.S. Government Agencies (Cost $55,433)		54,955

U.S. TREASURY OBLIGATIONS 2.8%
Treasury Inflation Protected Securities (e)
3.375% due 01/15/2007 (c)	3,727	4,101
3.875% due 01/15/2009	1,662	1,894
U.S. Treasury Notes
1.625% due 03/31/2005	89,130	89,346

Total U.S. Treasury Obligations (Cost $94,696)		95,341

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	135

Schedule of Investments (Cont.)

Short-Term Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

MORTGAGE-BACKED SECURITIES 16.6%
Collateralized Mortgage Obligations 11.4%
Bank of America Mortgage Securities, Inc.
6.500% due 05/25/2029	$806	$815
6.337% due 07/25/2032 (a)	10,859	11,071
5.775% due 10/20/2032 (a)	28,904	29,504
Bear Stearns Adjustable Rate Mortgage Trust
6.191% due 01/25/2032 (a)	5,114	5,139
6.886% due 01/25/2032 (a)	497	512
5.407% due 10/25/2032 (a)	2,217	2,269
Countrywide Alternative Loan Trust
6.500% due 04/25/2031	3,746	3,799
Countrywide Home Loans
6.500% due 07/25/2013	631	646
6.050% due 04/25/2029	2,046	2,069
Countrywide Home Loans, Inc.
6.500% due 08/25/2032 (a)	2,088	2,100
4.975% due 09/19/2032 (a)	14,120	14,342
Credit-Based Asset Servicing & Securitization LLC
1.645% due 01/25/2032 (a)	684	684
CS First Boston Mortgage Securities Corp.
6.750% due 01/15/2008	2,775	2,793
1.655% due 08/25/2031 (a)	373	372
2.478% due 03/25/2032 (a)	837	825
1.695% due 05/25/2032 (a)	10,927	10,927
1.970% due 08/25/2033 (a)	33,266	33,266
DLJ Acceptance Trust
7.100% due 10/17/2020 (a)	180	184
E-Trade Bank Mortgage-Backed Securities Trust
7.030% due 09/25/2031	397	398
Fannie Mae
5.000% due 09/19/2005	7,000	7,119
6.000% due 02/25/2008	281	293
7.000% due 09/18/2017	0	0
1.905% due 10/25/2017 (a)	1,837	1,845
6.500% due 09/18/2023	0	0
8.985% due 06/25/2032 (a)	3,840	4,240
Federal Housing Administration
7.350% due 04/01/2019	1,153	1,233
FFCA Secured Lending Corp.
7.850% due 10/18/2017	1,000	1,098
First Republic Mortgage Loan Trust
1.580% due 08/15/2032 (a)	33,213	32,860
Freddie Mac
6.000% due 09/15/2011	5,120	5,187
4.500% due 11/15/2018	19,996	20,286
6.000% due 09/15/2022	98	98
5.625% due 07/15/2028	4,715	4,817
5.750% due 06/15/2029	10,754	10,985
5.750% due 05/15/2031	20,905	21,331
General Electric Captial Mortgage Services, Inc.
6.500% due 04/25/2024	180	183
Government National Mortgage Association
7.500% due 02/20/2030	1,000	1,072
GSRPM Mortgage Loan Trust
1.705% due 11/25/2031 (a)	26,112	26,112
IMPAC CMB Trust
1.585% due 11/25/2031 (a)	2,676	2,677
Mellon Residential Funding Corp.
1.773% due 10/20/2029 (a)	10,000	10,139
PNC Mortgage Securities Corp.
6.500% due 12/25/2028	2,998	3,086
7.500% due 02/25/2031	52	52
Prudential Home Mortgage Securities
6.950% due 11/25/2022	233	233
Residential Funding Mortgage Securities I, Inc.
7.500% due 12/25/2030	609	609
Resolution Trust Corp.
5.246% due 05/25/2029 (a)	254	254
Sequoia Mortgage Trust
1.663% due 10/20/2027 (a)	16,096	16,148
Small Business Administration
7.540% due 08/10/2009	$1,329	$1,524
Structured Asset Mortgage Investments, Inc.
1.611% due 09/19/2032 (a)	972	968
Structured Asset Securities Corp.
6.500% due 09/25/2031 (a)	5,605	5,799
6.175% due 02/25/2032 (a)	8,499	8,529
6.150% due 07/25/2032 (a)	14,971	15,238
1.595% due 01/25/2033 (a)	23,761	23,718
Vendee Mortgage Trust
6.500% due 05/15/2025 (a)	1,300	1,382
Washington Mutual Loan Trust
6.003% due 10/19/2039 (a)	1,046	1,048
6.454% due 10/19/2039 (a)	4,825	4,891
4.124% due 01/25/2041 (a)	948	942
Washington Mutual Mortgage Securities Corp.
5.780% due 02/25/2031	1,246	1,273
5.215% due 10/25/2032 (a)	24,326	24,934
5.460% due 02/25/2033 (a)	7,919	8,138
Wells Fargo Mortgage-Backed Securities Trust
6.125% due 07/25/2031	16	16
6.568% due 10/25/2031 (a)	4,177	4,199
6.022% due 01/25/2032	1,344	1,346

		397,617

Fannie Mae 2.1%
3.620% due 02/01/2018 (a)	62	63
3.630% due 05/01/2021-04/01/2029 (a)(d)	1,083	1,107
3.680% due 01/01/2029 (a)	86	88
4.090% due 05/01/2036 (a)	49,456	50,589
4.230% due 11/01/2025 (a)	95	96
4.390% due 05/01/2036 (a)	659	675
4.490% due 08/01/2029 (a)	8,533	8,882
5.450% due 01/01/2032 (a)	7,061	7,313
6.000% due 01/01/2004	39	39
6.100% due 07/01/2029 (a)	1,964	2,050
6.500% due 12/01/2003	271	272
7.000% due 06/01/2003-03/01/2013 (d)	950	976

		72,150

Federal Housing Administration 0.0%
7.435% due 02/01/2019	352	377

Freddie Mac 0.6%
1.680% due 06/15/2031 (a)	4,191	4,181
6.500% due 08/01/2032	16,834	17,567

		21,748

Government National Mortgage Association 2.5%
4.000% due 08/20/2029-09/20/2029 (a)(d)	20,910	21,484
4.250% due 06/20/2029-05/20/2030 (a)(d)	16,693	17,022
4.500% due 04/20/2030 (a)	8,037	8,217
5.000% due 02/20/2032 (a)	7,128	7,282
5.250% due 03/20/2029-03/20/2030 (a)(d)	7,757	7,906
5.375% due 02/20/2024-06/20/2027 (a)(d)	10,445	10,693
5.630% due 11/20/2026-10/20/2027 (a)(d)	5,879	6,026
5.750% due 09/20/2023-09/20/2027 (a)(d)	3,462	3,559
8.000% due 07/15/2030-05/15/2032 (d)	2,497	2,708
8.500% due 06/20/2027	1,364	1,481

		86,378

Stripped Mortgage-Backed Securities 0.0%
Fannie Mae (IO)
6.500% due 10/25/2023	429	44
Freddie Mac (IO)
6.500% due 11/15/2007	$1,283	$56

		100

Total Mortgage-Backed Securities (Cost $576,199)		578,370

ASSET-BACKED SECURITIES 5.4%
Advanta Revolving Home Equity Loan Trust
1.675% due 01/25/2024 (a)	83	83
American Residential Eagle Trust
1.645% due 07/25/2029 (a)	357	358
Amortizing Residential Collateral Trust
1.595% due 07/25/2032 (a)	840	839
Bayview Financial Acquisition Trust
1.685% due 02/25/2030 (a)	862	863
1.695% due 07/25/2030 (a)	1,220	1,221
Bear Stearns Asset-Backed Securities, Inc.
1.460% due 06/15/2016 (a)	5,744	5,748
1.635% due 10/25/2032 (a)	11,197	11,215
Brazos Student Loan Finance Co.
2.040% due 06/01/2023 (a)	14,390	14,552
Capital Asset Research Funding LP
6.400% due 12/15/2004	839	854
5.905% due 12/15/2005	180	179
Chase Funding Loan Acquisition Trust
1.545% due 07/25/2030 (a)	7,601	7,583
CIT Group Home Equity Loan Trust
1.575% due 06/25/2033 (a)	1,076	1,077
Conseco Finance Corp.
7.350% due 10/15/2030	1,038	1,061
Countrywide Home Equity Loan Trust
1.520% due 08/15/2025 (a)	397	395
CS First Boston Mortgage Securities Corp.
1.540% due 12/15/2030 (a)	1,819	1,821
1.645% due 02/25/2032 (a)	7,035	7,045
Delta Funding Home Equity Loan Trust
1.690% due 09/15/2029 (a)	509	510
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.655% due 09/25/2032 (a)	23,118	23,118
Fremont Home Loan Trust
1.650% due 02/25/2033 (a)	8,760	8,760
GMAC Mortgage Corp. Loan Trust
1.590% due 06/18/2027 (a)	651	650
Green Tree Home Improvement Loan Trust
1.450% due 08/15/2029 (a)	1,098	1,098
Household Mortgage Loan Trust
1.583% due 05/20/2032 (a)	2,030	2,034
Irwin Home Equity Loan Trust
1.595% due 06/25/2029 (a)	1,311	1,310
1.575% due 07/25/2032 (a)	5,967	5,962
Long Beach Mortgage Loan Trust
1.585% due 11/25/2009 (a)	8,382	8,369
1.655% due 03/25/2032 (a)	16,855	16,865
MLCC Mortgage Investors, Inc.
1.660% due 03/15/2025 (a)	2,483	2,486
Morgan Stanley ABS Capital, Inc.
1.605% due 08/25/2030 (a)	2,762	2,755
Morgan Stanley Dean Witter Capital I
1.706% due 07/25/2030 (a)	3,225	3,228
1.655% due 10/26/2031 (a)	9,757	9,763
1.605% due 09/25/2032 (a)	8,390	8,382
New York City Tax Lien
5.590% due 09/10/2014	2,116	2,138
North Carolina State Education Authority
1.500% due 06/01/2009 (a)	4,369	4,371
Premier Auto Trust
6.430% due 03/08/2004	210	211
Regions Auto Receivables Trust
1.940% due 11/15/2004	14,500	14,545

136	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

	Principal Amount (000s)		Value (000s)

Residential Asset Securities Corp.
1.425% due 05/25/2017 (a)		$5,053	$5,055
Salomon Brothers Mortgage Securities VII, Inc.
1.655% due 07/25/2029 (a)		99	98
1.700% due 11/15/2029 (a)		140	140
1.860% due 12/15/2029 (a)		2,000	2,002
1.645% due 12/25/2029 (a)		1,857	1,851
Specialty Underwriting & Residential Finance
1.645% due 01/25/2034 (a)		7,100	7,097
SVO Timeshare Mortgage Corp.
5.470% due 12/20/2006		892	934
WFS Financial Owner Trust
6.420% due 07/20/2004		59	59
7.750% due 11/20/2004		483	487

Total Asset-Backed Securities (Cost $188,782)			189,172

SOVEREIGN ISSUES 1.2%
Republic of Brazil
2.562% due 04/15/2006 (a)		36,411	33,273
11.500% due 03/12/2008		2,600	2,398
2.625% due 04/15/2009 (a)		5,888	4,652
8.000% due 04/15/2014		493	390

Total Sovereign Issues (Cost $39,668)			40,713

FOREIGN CURRENCY—DENOMINATED ISSUES (i)(j) 0.1%
France Telecom S.A.
1.013% due 07/16/2003 (a)	JY	200,000	1,674

Total Foreign Currency-Denominated Issues (Cost $1,653)			1,674

PURCHASED PUT OPTIONS 0.0%
Eurodollar June Futures (CME)
Strike @ 98.125 Exp. 06/16/2003		$1,500,000	9

Total Purchased Put Options (Cost $14)			9

CONVERTIBLE BONDS & NOTES 0.1%
Industrials 0.1%
Clear Channel Communications, Inc.
2.625% due 04/01/2003		5,000	5,006

Total Convertible Bonds & Notes (Cost $5,000)			5,006

SHORT-TERM INSTRUMENTS 41.3%
Commercial Paper 39.9%
Alcon Capital Corp.
1.250% due 04/17/2003		10,000	9,994
AT&T Corp.
3.120% due 04/18/2003		800	800
3.605% due 04/18/2003		67,500	67,520
CDC Commercial Corp.
1.230% due 05/22/2003		100,000	99,826
Danske Corp.
1.280% due 04/08/2003		6,000	5,999
1.250% due 04/24/2003		40,650	40,618
Fannie Mae
1.190% due 06/04/2003		73,050	72,889
1.190% due 06/10/2003		84,800	84,597
1.240% due 06/25/2003		200,000	199,426
1.230% due 07/02/2003		100,000	99,690
Federal Home Loan Bank
1.179% due 04/21/2003		$187,000	$186,878
1.270% due 05/21/2003		63,000	62,889
1.305% due 05/23/2003		50,000	49,906
Freddie Mac
1.230% due 05/15/2003		55,000	54,917
1.200% due 06/12/2003		40,000	39,902
GlaxoSmithKline Finance PLC
1.250% due 04/02/2003		18,000	17,999
HBOS Treasury Services PLC
1.300% due 04/11/2003		20,000	19,993
1.260% due 05/02/2003		20,000	19,978
Nestle Capital Corp.
1.245% due 06/11/2003		50,000	49,879
Rabobank Nederland NV
1.230% due 04/01/2003		34,000	34,000
UBS Finance, Inc.
1.180% due 04/10/2003		70,000	69,979
1.240% due 04/14/2003		99,000	98,956

			1,386,635

Repurchase Agreement 0.6%
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Federal Home Loan Bank 1.600% due 12/17/2003 valued at $21,403. Repurchase proceeds are $20,980.)		20,979	20,979

U.S. Treasury Bills 0.8%
1.142% due 05/08/2003-05/15/2003 (c)(d)		29,695	29,656

Total Short-Term Instruments (Cost $1,437,226)			1,437,270

Total Investments 99.5% (Cost $3,452,028)			$3,457,794
Written Options (f) (0.3%) (Premiums $12,486)			(9,152)
Other Assets and Liabilities (Net) 0.8%			28,497

Net Assets 100.0%			$3,477,139

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Security is in default.

(c)	Securities with an aggregate market value of $25,289 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor Written Put Options
Strike @ 97.250 (03/2004)—Short	4,895	$1,790
Euribor Purchased Put Options
Strike @ 95.000 (03/2004)—Long	2,981	(39)
Euribor Written Put Options
Strike @ 97.5000 (03/2004)—Short	2,181	$274
Euribor Purchased Put Options
Strike @ 95.125 (03/2004)—Short	3,979	(54)
Eurodollar June Futures (06/2004)—Long	211	38
U. S. Treasury 10 Year Note (06/2003)—Long	515	(115)

		$1,894

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e)	Principal amount of security is adjusted for inflation.

(f)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Put—OTC 7 Year Interest Rate Swap
Strike @ 7.000%* Exp. 01/07/2005	$55,570	$1,225	$543
Call—OTC Norfolk Southern Corp.
7.050% due 05/01/2037
Strike @ 100.000 Exp. 05/01/2004	20,975	0	1,038
Call—OTC 7 Year Interest Rate Swap
Strike @ 5.000%** Exp. 01/07/2005	55,570	1,089	2,670

Type	# of Contracts	Premium	Value

Put—CME Eurodollar March Futures
Strike @ 97.000 Exp. 03/15/2004	2,650	1,697	646
Call—CME Eurodollar June Futures
Strike @ 98.750 Exp. 06/16/2003	926	298	370
Put—CME Eurodollar June Futures
Strike @ 96.750 Exp. 06/16/2003	1,900	1,888	12
Call—CME Eurodollar June Futures
Strike @ 98.500 Exp. 06/14/2004	1,262	755	954
Put—CME Eurodollar June Futures
Strike @ 97.000 Exp. 06/14/2004	4,396	4,922	2,583
Put—CME Eurodollar June Futures
Strike @ 97.250 Exp. 06/14/2004	463	612	336

		$12,486	$9,152

*	The Fund will pay a floating rate based on 3-month LIBOR.

**	The Fund will receive a floating rate based on 3-month LIBOR.

(g)	Short sales open at March 31, 2003 were as follows:

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	137

Schedule of Investments (Cont.)

Short-Term Fund

March 31, 2003

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note	5.500	05/15/2009	$26,500	$30,008	$29,670
U.S. Treasury Note	4.875	02/15/2012	22,000	23,893	24,280

				$53,901	$53,950

(h)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)

Receive a fixed amount equal to EC73 and pay floating rate based on 3-months EC-LIBOR with 3.250% interest rate cap.
Counterparty: Citibank N.A., London Exp. 06/19/2003	EC	(200,000)	$71
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 7.750%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/15/2005		$5,000	(582)
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co. Exp. 06/18/2008		7,900	(217)
Receive floating rate based on 3-month LIBOR plus 1.150% and pay a fixed rate equal to 7.050%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/01/2004		20,975	(1,027)
Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 8.250% due 09/19/2027.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003		700	0
Receive a fixed rate equal to 0.430% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.
Counterparty: Lehman Brothers, Inc. Exp. 07/11/2003		5,000	(12)
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/16/2003		510	1
Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.
Counterparty: Lehman Brothers, Inc. Exp. 09/10/2003		13,300	13
Receive a fixed rate equal to 2.700% and the Fund will pay to the counterparty at par in the event of default of El Paso Corp. 7.000% due 05/15/2011.
Counterparty: Credit Suisse First Boston Exp. 04/30/2005		5,000	(1,135)
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merill Lynch & Co., Inc. Exp. 01/22/2005		1,400	6
Receive a fixed rate equal to 1.100% and the Fund will pay to the counterparty at par in the event of default of Republic of South Africa 9.125% due 05/19/2009.
Counterparty: J.P.Morgan Chase & Co. Exp. 07/28/2003		$9,600	$22
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/27/2005		11,500	62
Receive a fixed rate equal to 1.450% and the Fund will pay to the counterparty at par in the event of default of Republic of Bulgaria 2.813% due 07/28/2011.
Counterparty: Goldman Sachs & Co. Exp. 04/15/2004		19,300	121
Pay a fixed rate equal to 0.880% and the Fund will receive from the counterparty at par in the event of default of Republic of Bulgaria 2.813% due 07/28/2011.
Counterparty: Goldman Sachs & Co. Exp. 04/15/2003		19,300	(5)
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 04/15/2003		9,050	1
Receive a fixed rate equal to 0.950% and the Fund will pay to the counterparty at par in the event of default of Republic of South Africa 9.125% due 05/19/2009.
Counterparty: Goldman Sachs & Co. Exp. 04/15/2003		6,250	2
Receive a fixed rate equal to 0.600% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 02/14/2004		7,500	9
Receive a fixed rate equal to 0.410% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.
Counterparty: Goldman Sachs & Co. Exp. 06/07/2004		$21,100	$8
Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.
Counterparty: Goldman Sachs & Co. Exp. 06/07/2004		17,000	4
Receive a fixed rate equal to 0.360% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.
Counterparty: ABN AMRO Bank, N.V. Exp. 07/11/2003		16,150	3
Receive a fixed rate equal to 1.310% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/29/2005		5,000	28
Receive a fixed rate equal to 16.500% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2006.
Counterparty: Merill Lynch & Co., Inc. Exp. 01/16/2005		925	92
Receive a fixed rate equal to 1.400% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003		1,000	1

			$(2,534)

(i)	Principal amount denoted in indicated currency:

EC—Euro

JY—Japanese Yen

(j)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Buy	EC	4,300	04/2003	$5	$0	$5
Sell		8,019	04/2003	30	(107)	(77)
Sell	JY	199,108	04/2003	11	0	11

				$46	$(107)	$(61)

138	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

Schedule of Investments

StocksPLUS Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 16.8%
Banking & Finance 13.4%
Atlas Reinsurance PLC
5.080% due 10/04/2004 (a)	$7,000	$7,000
Bear Stearns Cos., Inc.
1.940% due 05/24/2004 (a)	21,600	21,719
Beaver Valley Funding Corp.
8.250% due 06/01/2003	114	115
Capital One Bank
2.240% due 06/23/2003 (a)	5,400	5,383
CIT Group, Inc.
5.625% due 05/17/2004	1,900	1,965
7.125% due 10/15/2004	2,000	2,118
Ford Motor Credit Co.
2.060% due 04/17/2003 (a)	4,200	4,199
1.806% due 06/23/2003 (a)	2,100	2,096
6.700% due 07/16/2004	3,400	3,467
General Motors Acceptance Corp.
2.040% due 05/17/2004 (a)	5,800	5,742
Heller Financial, Inc.
1.609% due 04/28/2003 (a)	1,800	1,800
Household Finance Corp.
4.625% due 01/15/2008	3,600	3,735
Korea Development Bank
6.625% due 11/21/2003	2,500	2,565
MetLife, Inc.
3.911% due 05/15/2005	4,500	4,632
National Australia Bank Ltd.
1.965% due 05/19/2010 (a)	11,700	11,742
National Rural Utilities Cooperative Finance Corp.
2.830% due 04/26/2004 (a)	8,000	8,064
Popular North America, Inc.
3.025% due 10/15/2003 (a)	4,700	4,725
Studio Re Ltd.
6.500% due 07/07/2006 (a)	7,300	7,300
Trinom Ltd.
5.278% due 12/18/2004 (a)	1,200	1,210
Verizon Global Funding Corp.
5.750% due 04/01/2003	3,500	3,500

		103,077

Industrials 1.8%
Air Canada
1.975% due 07/31/2005 (a)	2,273	1,888
Enron Corp.
8.000% due 08/15/2005 (b)	1,100	289
R.J. Reynolds Tobacco Holdings, Inc.
7.375% due 05/15/2003	2,400	2,410
Walt Disney Co.
3.900% due 09/15/2003	4,700	4,744
Waste Management, Inc.
7.000% due 10/01/2004	1,000	1,056
Weyerhaeuser Co.
2.383% due 09/15/2003 (a)	3,200	3,201

		13,588

Utilities 1.6%
Georgia Power Co.
5.250% due 05/08/2003	3,800	3,815
Hydro-Quebec
1.312% due 09/29/2049 (a)	1,200	1,038
Niagara Mohawk Power Co.
7.375% due 07/01/2003	1,815	1,838
Sprint Capital Corp.
5.700% due 11/15/2003	3,800	3,876
7.900% due 03/15/2005	1,500	1,582

		12,149

Total Corporate Bonds & Notes (Cost $128,889)		128,814

MUNICIPAL BONDS & NOTES 0.5%
California 0.5%
Golden State Tobacco Securitization Corporate Revenue Bonds, Series 2003
5.000% due 06/01/2021	$3,700	$3,690

Total Municipal Bonds & Notes (Cost $3,682)		3,690

U.S. TREASURY OBLIGATIONS 3.4%
Treasury Inflation Protected Securities (f)
3.625% due 01/15/2008 (c)	22,716	25,431
3.875% due 01/15/2009	443	505

Total U.S. Treasury Obligations (Cost $24,282)		25,936

MORTGAGE-BACKED SECURITIES 27.7%
Collateralized Mortgage Obligations 12.7%
Bank Mart
4.878% due 03/01/2019 (a)(d)	2,180	2,209
Bear Stearns Adjustable Rate Mortgage Trust
6.184% due 12/25/2031 (a)	2,985	3,029
6.299% due 01/25/2032 (a)	407	409
5.381% due 01/25/2033 (a)	4,577	4,705
5.235% due 03/25/2033 (a)	5,185	5,290
Citicorp Mortgage Securities, Inc.
5.500% due 09/25/2031	799	803
CS First Boston Mortgage Securities Corp.
2.310% due 11/25/2031 (a)	3,909	3,918
1.705% due 02/25/2032 (a)	3,598	3,564
2.081% due 03/25/2032 (a)	8,873	8,744
5.932% due 06/25/2032 (a)	1,462	1,495
6.169% due 06/25/2032 (a)	3,863	3,977
DLJ Acceptance Trust
7.100% due 10/17/2020 (a)	51	52
Fannie Mae
6.260% due 04/25/2020 (a)	15	15
6.000% due 12/25/2028	6,292	6,426
5.000% due 04/25/2033	11,500	11,881
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030	1,011	1,026
Freddie Mac
5.500% due 11/15/2024	5,649	5,670
5.850% due 10/15/2031	1,833	1,842
Fund America Investors Corp. II
7.184% due 06/25/2023 (a)	51	52
General Electric Capital Mortgage Services, Inc.
6.300% due 09/25/2023	101	101
6.250% due 12/25/2028	1,425	1,459
Government National Mortgage Association
1.683% due 09/20/2030 (a)	50	50
GSR Mortgage Loan Trust
6.000% due 07/25/2032	3,530	3,621
Housing Securities, Inc.
2.036% due 07/25/2032 (a)	151	151
PNC Mortgage Securities Corp.
7.480% due 10/25/2030 (a)	399	399
Resecuritization Mortgage Trust
1.602% due 04/26/2021 (a)	41	41
Residential Funding Mortgage Securities, Inc.
4.010% due 03/25/2018 (a)	586	585
Salomon Brothers Mortgage Securities VII, Inc.
6.151% due 12/25/2030 (a)	4,413	4,496
Structured Asset Mortgage Investments, Inc.
7.000% due 07/28/2028	644	646
9.200% due 06/25/2029 (a)	5,300	5,607
Structured Asset Securities Corp.
1.605% due 10/25/2027 (a)	3,469	3,338
1.785% due 03/25/2031 (a)	2,591	2,612
4.916% due 09/25/2036 (a)	227	232
Washington Mutual Mortgage Securities Corp.
6.010% due 04/25/2031 (a)	$1,500	$1,512
Washington Mutual, Inc.
6.500% due 10/19/2029	7,485	7,677

		97,634

Fannie Mae 11.5%
3.625% due 04/01/2018 (a)	80	81
4.100% due 07/01/2018 (a)	349	354
4.336% due 11/01/2027 (a)	146	149
4.413% due 11/01/2028 (a)	200	204
4.454% due 05/01/2022 (a)	67	68
4.464% due 04/01/2028 (a)	134	136
4.882% due 02/01/2027 (a)	20	20
5.000% due 05/19/2018	23,000	23,539
5.002% due 12/01/2023 (a)	12	12
5.602% due 08/01/2029 (a)	145	149
6.000% due 04/01/2016-
04/21/2018 (e)	36,474	38,167
6.446% due 07/01/2028
11/01/2028 (a)(e)	321	327
6.500% due 09/01/2005
01/01/2033 (e)	5,054	5,260
7.000% due 02/01/2015
03/01/2015 (e)	8,779	9,376
7.500% due 09/01/2015
05/01/2016 (e)	7,424	7,963
8.000% due 03/01/2030
07/01/2031 (e)	1,960	2,122

		87,927

Freddie Mac 0.9%
4.322% due 12/01/2022 (a)	242	252
4.610% due 07/01/2019 (a)	1,550	1,605
4.619% due 06/01/2022 (a)	147	151
6.000% due 03/01/2016
09/01/2016 (e)	1,119	1,171
6.500% due 08/01/2032	3,748	3,912
8.500% due 04/01/2025
06/01/2025 (e)	44	47

		7,138

Government National Mortgage Association 2.6%
5.375% due 02/20/2026
02/20/2028 (a)(e)	5,372	5,503
5.625% due 11/20/2025
12/20/2027 (a)(e)	794	814
5.630% due 12/20/2022
10/20/2025 (a)(e)	1,337	1,372
5.750% due 07/20/2018
07/20/2027 (a)(e)	9,524	9,791
8.000% due 04/20/2030	1,950	2,096

		19,576

Stripped Mortgage-Backed Securities 0.0%
Fannie Mae (IO)
6.500% due 09/25/2008	35	4
6.500% due 03/25/2023	956	96
7.000% due 07/25/2021	65	1

		101

Total Mortgage-Backed Securities (Cost $210,866)		212,376

ASSET-BACKED SECURITIES 3.2%
ABSC Long Beach Home Equity Loan Trust
1.560% due 08/21/2030 (a)	1,164	1,164
AFC Home Equity Loan Trust
1.455% due 06/25/2028 (a)	2,686	2,672
Ameriquest Mortgage Securities, Inc.
1.615% due 05/25/2032 (a)	2,613	2,614
1.575% due 08/25/2032 (a)	5,157	5,151
Amresco Residential Securities Mortgage Loan Trust
1.495% due 07/25/2027 (a)	5	4

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	139

Schedule of Investments (Cont.)

StocksPLUS Fund

March 31, 2003

	Principal Amount (000s)		Value (000s)

Countrywide Asset-Backed Certificates
1.525% due 05/25/2029 (a)		$2,060	$2,059
Cross Country Master Credit Card Trust II
1.780% due 06/15/2006 (a)		5,355	5,366
Green Tree Financial Corp.
6.970% due 04/01/2031		1,973	2,001
Green Tree Home Improvement Loan Trust
1.500% due 11/15/2029 (a)		1,177	1,178
Novastar Home Equity Loan
1.580% due 04/25/2028 (a)		1,017	1,015
USAA Auto Loan Grantor Trust
6.100% due 02/15/2006		1,392	1,400

Total Asset-Backed Securities (Cost $24,645)			24,624

SOVEREIGN ISSUES 1.0%
Republic of Brazil
2.562% due 04/15/2006 (a)		7,980	7,292
2.625% due 04/15/2009 (a)		841	665

Total Sovereign Issues (Cost $8,385)			7,957

FOREIGN CURRENCY- DENOMINATED ISSUES (i)(j) 1.4%
Commonwealth of New Zealand
4.500% due 02/15/2016 (f)	N$	9,750	6,723
United Mexican States
7.000% due 06/02/2003	C$	6,000	4,086

Total Foreign Currency-Denominated Issues (Cost $10,700)			10,809

PURCHASED PUT OPTIONS 0.0%
PNC Mortgage Securities Corp. (OTC)
7.430% due 05/25/2040
Strike @ 100.000
Exp. 04/01/2005		$6,200	0

Total Purchased Put Options (Cost $0)			0

CONVERTIBLE BONDS& NOTES 0.1%
Banking & Finance 0.1%
Verizon Global Funding Corp.
0.000% due 05/15/2021R		1,700	1,005

Total Convertible Bonds & Notes (Cost $922)			1,005

PREFERRED SECURITY 0.1%
		Shares
DG Funding Trust
3.650% due 12/29/2049 (a)		110	1,133

Total Preferred Security (Cost $1,103)			1,133

SHORT-TERM INSTRUMENTS 50.0%

		Principal Amount (000s)
Commercial Paper 45.9%
AT&T Corp.
3.720% due 04/18/2003		$14,900	14,904
Danske Corp.
1.240% due 04/25/2003		$200	$200
1.240% due 04/28/2003		31,000	30,971
Eksportfinans AS
1.270% due 04/02/2003		12,000	12,000
1.245% due 04/10/2003		18,000	17,994
Fannie Mae
1.180% due 04/16/2003		24,100	24,088
1.290% due 05/14/2003		14,000	13,978
1.290% due 05/21/2003		16,000	15,971
1.230% due 07/01/2003		20,000	19,939
Freddie Mac
1.250% due 04/10/2003		12,000	11,996
1.240% due 04/17/2003		3,000	2,998
1.190% due 04/23/2003		65,900	65,852
1.230% due 06/16/2003		21,000	20,946
HBOS Treasury Services PLC
1.260% due 05/06/2003		2,000	1,998
1.255% due 05/08/2003		16,500	16,479
1.250% due 05/19/2003		11,900	11,880
National Australia Funding, Inc.
1.250% due 04/02/2003		9,200	9,200
Rabobank Nederland NV
1.390% due 04/01/2003		37,000	37,000
Royal Bank of Scotland PLC
1.255% due 04/30/2003		4,500	4,495
UBS Finance, Inc.
1.315% due 04/04/2003		10,000	9,999
1.275% due 04/08/2003		3,600	3,599
1.180% due 04/10/2003		6,000	5,998

			352,485

Repurchase Agreement 1.8%
State Street Bank
1.050% due 04/01/2003		14,100	14,100

(Dated 03/31/2003. Collateralized by Fannie Mae
4.100% due 03/30/2004 valued at $14,385. Repurchase
Proceeds are $14,100.)
U.S. Treasury Bills 2.3%
1.134% due 05/08/2003-
05/15/2003 (c)(e)		17,575	17,553

Total Short-Term Instruments (Cost $384,133)			384,138

Total Investments 104.2%			$800,482
(Cost $797,607)
Written Options (g) (0.0%)			(243)
(Premiums $354)
Other Assets and Liabilities (Net) (4.2%)			(32,117)

Net Assets 100.0%			$768,122

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Security is in default.

(c)	Securities with an aggregate market value of $27,546 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March31, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor Purchased Put Options
Strike @ 95.125 (06/2003)—Long	510	$(6)
Euribor Written Put Options
Strike @ 97.000 (06/2003)—Short	524	328
Euribor Written Put Options
Strike @ 97.500 (09/2003)—Short	504	197
Euribor March Futures
(03/2004)—Long	6	(3)
Euribor June Futures
(06/2003)—Long	40	84
Euribor September Futures
(09/2003)—Long	111	126
Euribor December Futures
(12/2003)—Long	145	40
United Kingdom 90 Day
3LIBOR Futures (03/2004)—Long	6	(3)
United Kingdom 90 Day
LIBOR Futures (12/2003)—Long	6	(2)
S& P 500 Index (06/2003)—Long	909	(6,980)
Eurodollar March Futures
(03/2004)—Long	102	94
Eurodollar March Futures
(03/2005)—Long	8	(3)
Eurodollar June Futures
(06/2004)—Long	7	1
Eurodollar September Futures
(09/2004)—Long	9	(2)
Eurodollar December Futures
(12/2004)—Long	17	(5)

		$(6,134)

(d)	Restricted security.

(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f)	Principal amount of security is adjusted for inflation.

(g)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Call—OTC 7Year Interest Rate Swap
Strike @ 3.500%** Exp. 12/17/2003	$10,700	$109	$106

Put—OTC 7 YearInterest Rate Swap
Strike @ 5.500%* Exp. 12/17/2003	10,700	137	72

Call—OTC 10YearInterest Rate Swap
Strike @ 4.000%** Exp. 08/01/2003	100	1	1

140	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

Type	# of Contracts	Premium	Value

Call—CME S&P June Futures
Strike @ 940.000 Exp. 06/20/2003	29	$105	$63
Call—CBOT U.S. Treasury Note June Futures
Strike @ 116.000 Exp. 05/24/2003	1	1	1

		$353	$243

*	The Fund will pay a floating rate based on 3-month LIBOR.

**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.100%.
Counterparty: J.P. Morgan Chase & Co. Exp. 10/02/2003	$45,081	$0
Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.140%.
Counterparty: J.P. Morgan Chase & Co. Exp. 05/03/2003	17,643	0
Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.100%.
Counterparty: J.P. Morgan Chase & Co. Exp. 09/23/2003	41,153	0
Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.040%.
Counterparty: Goldman Sachs & Co. Exp. 01/16/2004	500,000	0
Receive a fixed rate equal to 4.250% and the Fund will pay to the counterparty at par in the event of default of Dynegy Holdings, Inc. 8.125% due 03/15/2005.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/31/2003	5,500	(184)
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/16/2003	10,000	26
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/19/2004	1,400	2
Receive a fixed rate equal to 1.770% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	$5,000	$23
Receive a fixed rate equal to 0.340% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Citibank N.A., London Exp. 06/13/2003	10,500	(1)
Receive a fixed rate equal to 7.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.000% due 01/15/2007.
Counterparty: Merrill Lynch & Co., Inc. Exp. 04/04/2003	$5,000	$4

		$(130)

(i)	Principal amount denoted in indicated currency:

C$—Canadian Dollar

EC—Euro

N$—New Zealand Dollar

(j)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	C$	6,032	04/2003	$0	$(43)	$(43)
Buy	EC	2,280	04/2003	88	0	88
Sell		4,550	04/2003	29	(2)	27
Buy	N$	1,400	05/2003	0	(2)	(2)
Sell		12,967	05/2003	0	(92)	(92)

				$117	$(139)	$(22)

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	141

Schedule of Investments

StocksPLUS Total Return Fund

March 31, 2003

	Principal Amount (000s)		Value (000s)

CORPORATE BONDS & NOTES 11.8%
Banking & Finance 4.8%
CIT Group, Inc.
1.840% due 04/07/2003 (a)		$10	$10
2.660% due 07/30/2004 (a)		10	10
2.840% due 01/31/2005 (a)		50	50
Deutsche Telekom International Finance BV
8.500% due 06/15/2010		30	35
General Electric Capital Corp.
5.450% due 01/15/2013		10	11
General Motors Acceptance Corp.
1.718% due 07/21/2004 (a)		20	20
MetLife, Inc.
3.911% due 05/15/2005		50	52
Verizon Global Funding Corp.
6.125% due 06/15/2007		10	11

			199

Industrials 4.7%
DaimlerChrysler North America Holding Corp.
4.750% due 01/15/2008		30	30
Pemex Project Funding Master Trust
7.375% due 12/15/2014		10	10
Time Warner, Inc.
9.125% due 01/15/2013		30	35
Walt Disney Co.
3.900% due 09/15/2003		10	10
Waste Management, Inc.
6.500% due 11/15/2008		70	77
Weyerhaeuser Co.
7.950% due 03/15/2025		30	35

			197

Utilities 2.3%
AEP Texas Central Co.
2.590% due 02/15/2005 (a)		5	5
France Telecom S.A.
9.250% due 03/01/2011		50	60
Oncor Electric Delivery Co.
6.375% due 01/15/2015		20	22
Sprint Capital Corp.
5.700% due 11/15/2003		10	10

			97

Total Corporate Bonds& Notes (Cost $479)			493

MUNICIPAL BONDS & NOTES 2.4%
California 1.5%
California State Revenue Anticipation Notes, Series 2002
2.500% due 06/20/2003		30	30
Golden State Tobacco Securitization Corporate Revenue
Bonds, Series 2003
5.000% due 06/01/2021		30	30

			60

New Jersey 0.9%
Tobaco Settlement Financing Corp., Series 2003
4.375% due 06/01/2019		40	39

Total Municipal Bonds & Notes (Cost $100)			99

U.S. GOVERNMENT AGENCIES 2.9%
Federal Home Loan Bank
4.300% due 05/13/2005		35	35
Freddie Mac
4.500% due 04/15/2005		80	80
3.875% due 06/27/2005		7	7

Total U.S. Government Agencies (Cost $123)			122

U.S. TREASURY OBLIGATIONS 9.4%
Treasury Inflation Protected Securities (c)
3.625% due 01/15/2008		$90	$101
3.875% due 01/15/2009		133	151
3.625% due 04/15/2028		112	132
U.S. Treasury Strips
0.000% due 05/15/2017		20	10

Total U.S. Treasury Obligations (Cost $383)			394

MORTGAGE-BACKED SECURITIES 38.3%
Collateralized Mortgage Obligations 11.8%
ABN AMRO Mortgage Corp.
6.750% due 11/25/2028		48	49
Bear Stearns Adjustable Rate Mortgage Trust
5.381% due 02/25/2033 (a)		11	11
5.235% due 03/25/2033 (a)		50	51
Countrywide Alternative Loan Trust
4.750% due 01/25/2033		16	17
Countrywide Home Loans, Inc.
5.228% due 05/19/2032 (a)		5	5
CS First Boston Mortgage Securities Corp.
5.727% due 05/25/2032 (a)		35	36
Fannie Mae
5.000% due 04/25/2033		110	114
Freddie Mac
5.500% due 08/15/2021		11	11
5.625% due 07/15/2028		6	6
6.000% due 01/15/2029		22	22
5.850% due 10/15/2031		18	18
GSR Mortgage Loan Trust
6.000% due 03/25/2032		44	45
6.000% due 07/25/2032		38	39
Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017		29	29
Washington Mutual Mortgage Securities Corp.
5.460% due 02/25/2033 (a)		30	30
Washington Mutual, Inc.
5.500% due 09/25/2032		11	11

			494

Fannie Mae 18.2%
4.086% due 05/01/2036 (a)		45	46
5.000% due 05/19/2018		500	512
6.500% due 05/01/2032 -
08/01/2032 (b)		104	110
7.000% due 09/01/2013		62	66
8.000% due 12/01/2030		25	27

			761

Freddie Mac 6.7%
4.154% due 02/01/2024 (a)		51	53
6.500% due 08/01/2032		34	36
8.000% due 01/01/2017		176	191

			280

Government National Mortgage Association 1.6%
5.375% due 03/20/2027 (a)		22	22
5.500% due 05/21/2033		30	31
8.000% due 02/15/2030		13	14

			67

Total Mortgage-Backed Securities (Cost $1,591)			1,602

ASSET-BACKED SECURITIES 2.4%
Ameriquest Mortgage Securities, Inc.
1.615% due 04/25/2032 (a)		28	28
Centex Home Equity
5.770% due 11/25/2027		70	72

Total Asset-Backed Securities (Cost $100)			100

SOVEREIGN ISSUES 1.2%
United Mexican States
6.375% due 01/16/2013		$50	$50

Total Sovereign Issues (Cost $50)			50

PURCHASED PUT OPTIONS 0.0%
Eurodollar March Futures (CME)
Strike @ 93.750 Exp. 03/15/2004		4,000	0
Fannie Mae (OTC)
5.000% due 04/14/2033 Strike @ 88.406 Exp. 04/07/2003		3,000	0
S&P 500 Index Futures (CME)
Strike @ 500.000 Exp. 06/20/2003		2	1
U.S. Treasury Note JuneFutures (CBOT)
Strike @ 98.000 Exp. 05/24/2003		2,000	0

Total Purchased Put Options (Cost $1)			1

CONVERTIBLE BONDS & NOTES 0.4%
Utilities 0.4%
France Telecom S.A.
2.000% due 01/01/2004	EC	16	17

Total Convertible Bonds & Notes			17

(Cost $16)
SHORT-TERM INSTRUMENTS 34.8%
Commercial Paper 12.0%
ABN Amro Mortgage Corp.
1.280% due 04/08/2003		$100	100
CDC Commercial Paper Corp.
1.280% due 04/02/2003		100	100
Danske Corp.
1.280% due 04/07/2003		100	100
HBOS Treasury Services PLC
1.280% due 04/02/2003		100	100
Westpac Capital Corp.
1.280% due 05/14/2003		100	100

			500

Repurchase Agreement 6.5%
State Street Bank
1.050% due 04/01/2003		272	272

(Dated 03/31/2003. Collateralized by Federal Home Loan Bank 3.375% due 05/15/2004 valued at $280. Repurchase proceeds are $272.)

142	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

U.S. Treasury Bills 16.3%
1.151% due 05/08/2003-05/15/2003 (b)(d)	$685	$684

Total Short-Term Instruments (Cost $1,456)		1,456

Total Investments 103.6%		$4,334
(Cost $4,299)
Written Options (e) (0.0%)		(2)
(Premiums $4)
Other Assets and Liabilities (Net) (3.5%)		(147)

Net Assets 100.0%		$4,185

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Principal amount of security is adjusted for inflation.

(d)	Securities with an aggregate market value of $684 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor Purchased Put Options
Strike @ 95.125 (06/2003)—Long	1	$0
Euribor Written Put Options
Strike @ 97.000 (06/2003)—Short	1	1
Euribor Written Put Options
Strike @ 97.500 (09/2003)—Short	4	2
Euribor Purchased Put Options
Strike @ 95.500 (12/2003)—Long	5	0
Euribor Purchased Put Options
Strike @ 96.125 (12/2003)—Long	2	0
Euribor December
Futures (12/2003)—Long	3	1
United Kingdom 90 Day LIBOR
Futures (03/2004)—Long	1	0
S&P 500 Index
(06/2003)—Long	15	86
Emini S&P 500
Index (06/2003)—Long	21	(20)
U.S. Treasury 10 Year
Note (06/2003)—Long	12	(2)
Eurodollar March
Futures (03/2004)—Long	2	2

		$70

(e)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Call—CME S&P 500 June Futures
Strike @ 940.000 Exp. 06/20/2003	1	$4	$2

(f)	Principal amount denoted in indicated currency:

BP—British Pound

EC—Euro

(g)	Foreign forward currency contracts outstanding at March 31 , 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation

Sell	BP	4	04/2003	$0	$0	$0
Sell	EC	27	04/2003	0	0	0

				$0	$0	$0

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	143

Schedule of Investments

Strategic Balanced Fund

March 31, 2003

	Shares	Value (000s)

PIMCO FUNDS (a) 99.9%
StocksPLUS	2,469,741	$19,066
Total Return	1,167,946	12,602

Total Investments 99.9% (Cost $34,506)		$31,668
Other Assets and Liabilities (Net) 0.1%
		18

Net Assets 100.0%		$31,686

Notes to Schedule of Investments:

(a)	Institutional Class of each PIMCO Fund.

144	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

Schedule of Investments

Total Return Fund II

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 24.2%
Banking & Finance 11.4%
AIG SunAmerica Global Funding IX
6.900% due 03/15/2032	$400	$461
Allstate Corp.
6.750% due 06/15/2003	9,300	9,401
7.875% due 05/01/2005	200	224
American Express Travel
5.625% due 01/22/2004	5,000	5,162
Associates Corp. of North America
5.750% due 11/01/2003	600	616
Bank of America Corp.
7.800% due 02/15/2010	400	486
Bank of New York Co., Inc.
6.625% due 06/15/2003	5,000	5,053
Bank One Corp.
7.625% due 08/01/2005	65	73
4.125% due 09/01/2007	45	47
5.900% due 11/15/2011	1,000	1,097
BankAmerica Corp.
6.625% due 08/01/2007	500	567
Bear Stearns Cos., Inc.
1.630% due 12/01/2003 (a)	17,200	17,227
Bellsouth Savings & Employee Stock Ownership Trust
9.125% due 07/01/2003	3	3
CIT Group, Inc.
1.840% due 04/07/2003 (a)	9,700	9,700
5.625% due 05/17/2004	8,765	9,064
7.125% due 10/15/2004	2,000	2,118
Citicorp
7.125% due 06/01/2003	4,000	4,038
7.125% due 05/15/2006	250	284
Citigroup, Inc.
5.500% due 08/09/2006	400	437
6.625% due 06/15/2032	400	440
Donaldson, Lufkin & Jenrette, Inc.
6.875% due 11/01/2005	225	247
First Chicago Corp.
6.875% due 06/15/2003	4,000	4,043
Ford Motor Credit Co.
1.600% due 11/24/2003 (a)	5,000	4,928
6.700% due 07/16/2004	90	92
6.750% due 08/15/2008	250	237
General Electric Capital Corp.
8.300% due 09/20/2009	100	123
6.125% due 02/22/2011	3,400	3,740
6.000% due 06/15/2012	595	650
5.000% due 02/01/2013	1,500	1,537
6.750% due 03/15/2032	100	113
General Motors Acceptance Corp.
1.440% due 08/18/2003 (a)	1,700	1,695
2.088% due 01/20/2004 (a)	24,825	24,700
2.150% due 05/04/2004 (a)	32,700	32,418
7.500% due 07/15/2005	400	425
6.750% due 01/15/2006	135	141
8.000% due 11/01/2031	576	562
Goldman Sachs Group, Inc.
2.088% due 01/20/2009 (a)	5,000	5,010
6.125% due 02/15/2033	100	101
Heller Financial, Inc.
1.609% due 04/28/2003 (a)	15,000	15,004
7.875% due 05/15/2003	150	151
Household Finance Corp.
1.550% due 06/24/2003 (a)	15,000	15,001
6.250% due 08/15/2003	50	51
1.690% due 05/28/2004 (a)	4,800	4,782
5.875% due 09/25/2004	15,000	15,832
6.750% due 05/15/2011	130	145
J.P. Morgan Chase & Co.
7.625% due 09/15/2004	550	590
KBC Bank Fund Trust III
9.860% due 11/29/2049 (a)	12,000	14,875
Mellon Funding Corp.
5.750% due 11/15/2003	$200	$206
Morgan Stanley
7.250% due 04/01/2032	600	689
National Rural Utilities Cooperative Finance Corp.
2.352% due 04/26/2004 (a)	3,000	3,024
7.250% due 03/01/2012	3,500	4,075
8.000% due 03/01/2032	15,076	18,742
NationsBank Corp.
6.200% due 08/15/2003	10,800	10,994
8.625% due 11/15/2003	1,550	1,620
6.500% due 03/15/2006	250	276
PNC Funding Corp.
6.125% due 09/01/2003	1,400	1,428
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,900	2,218
Salomon, Inc.
7.000% due 05/12/2003	500	503
Travelers Property Casualty Corp.
6.375% due 03/15/2033	500	496
U.S. Trade Funding Corp.
4.260% due 11/15/2014	500	514
Verizon Global Funding Corp.
7.375% due 09/01/2012	45	53
7.750% due 06/15/2032	300	364
Wachovia Corp.
4.950% due 11/01/2006	4,490	4,829
Wells Fargo Bank NA
7.550% due 06/21/2010	140	169

		263,891

Industrials 5.7%
AOL Time Warner, Inc.
7.625% due 04/15/2031	2,400	2,556
7.700% due 05/01/2032	18,600	19,992
Caterpillar, Inc.
7.300% due 05/01/2031	300	363
ChevronTexaco Capital Co.
3.500% due 09/17/2007	50	51
Comcast Cable Communications, Inc.
6.375% due 01/30/2006	830	889
6.750% due 01/30/2011	2,900	3,133
Comcast Corp.
7.050% due 03/15/2033	400	411
ConAgra Foods, Inc.
2.017% due 09/10/2003 (a)	17,000	17,021
Conoco, Inc.
5.900% due 04/15/2004	250	261
Continental Airlines, Inc.
7.056% due 09/15/2009	1,600	1,327
Continental Cablevision, Inc.
8.300% due 05/15/2006	695	781
DaimlerChrysler North America Holding Corp.
1.850% due 08/01/2003 (a)	24,700	24,700
1.570% due 08/21/2003 (a)	2,700	2,697
7.400% due 01/20/2005	400	432
7.200% due 09/01/2009	500	561
Dow Chemical Co.
8.040% due 07/02/2005	3,580	3,777
Eli Lilly& Co.
8.375% due 12/01/2006	135	159
Ford Motor Co.
7.125% due 11/15/2025	55	42
7.450% due 07/16/2031	600	460
General Motors Corp.
6.250% due 05/01/2005	250	259
GTE California, Inc.
7.650% due 03/15/2007	400	462
International Paper Co.
2.660% due 06/20/2004 (a)	17,100	16,897
Kellogg Co.
7.450% due 04/01/2031	76	93
Kerr-McGee Corp.
2.040% due 06/28/2004 (a)	$1,550	$1,550
7.875% due 09/15/2031	500	582
Kinder Morgan Energy Partners LP
7.300% due 08/15/2033	6,900	7,632
Kraft Foods, Inc.
6.500% due 11/01/2031	76	74
Kroger Co.
7.500% due 04/01/2031	3,300	3,702
Occidental Petroleum Corp.
8.450% due 02/15/2029	500	651
Phillips Petroleum Co.
8.500% due 05/25/2005	140	159
Procter & Gamble Co.
5.250% due 09/15/2003	600	611
Qwest Corp.
8.875% due 03/15/2012	2,200	2,354
Target Corp.
7.000% due 07/15/2031	76	86
Time Warner, Inc.
7.975% due 08/15/2004	3,345	3,562
Times Mirror Co.
7.450% due 10/15/2009	100	120
Transcontinental Gas Pipeline Corp.
6.125% due 01/15/2005	300	297
United Air Lines, Inc.
9.190% due 12/24/2013 (b)	7,213	1,226
United Parcel Service, Inc.
8.375% due 04/01/2030	400	543
Wal-Mart Stores, Inc.
5.450% due 08/01/2006	450	493
Walt Disney Co.
7.300% due 02/08/2005	500	541
Waste Management, Inc.
6.875% due 05/15/2009	7,000	7,794
Weyerhaeuser Co.
6.750% due 03/15/2012	2,600	2,855
Williams Cos., Inc.
7.625% due 07/15/2019	1,100	874

		133,030

Utilities 7.1%
AEP Texas Central Co.
2.590% due 02/15/2005 (a)	1,600	1,602
AT&T Corp.
7.500% due 04/01/2004	500	521
8.000% due 11/15/2031	11,200	12,080
AT&T Wireless Services, Inc.
7.350% due 03/01/2006	30	33
7.875% due 03/01/2011	700	784
BellSouth Corp.
6.875% due 10/15/2031	200	230
Carolina Power & Light, Inc.
7.875% due 04/15/2004	400	425
Cingular Wireless
6.500% due 12/15/2011	10,000	10,830
Citizens Communications Co.
9.250% due 05/15/2011	5,200	6,543
Commonwealth Edison Co.
6.625% due 07/15/2003	288	292
El Paso Corp.
6.750% due 05/15/2009	16,700	13,527
Entergy Gulf States, Inc.
2.638% due 09/01/2004 (a)	24,600	24,568
GTE South, Inc.
6.125% due 06/15/2007	250	276
Midamerican Energy Co.
5.125% due 01/15/2013	65	67
Peco Energy Co.
6.500% due 05/01/2003	1,840	1,847
Progress Energy, Inc.
6.550% due 03/01/2004	400	416
7.750% due 03/01/2031	5,500	6,429

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	145

Schedule of Investments (Cont.)

Total Return Fund II

March 31, 2003

	Principal Amount (000s)	Value (000s)

7.000% due 10/30/2031	$500	$536
South Point Energy Corp.
8.400% due 05/30/2012	8,403	6,264
Sprint Capital Corp.
5.700% due 11/15/2003	2,325	2,371
6.000% due 01/15/2007	300	305
6.125% due 11/15/2008	3,500	3,483
8.375% due 03/15/2012	1,215	1,300
6.900% due 05/01/2019	4,300	3,956
8.750% due 03/15/2032	32,200	33,327
TXU Corp.
7.000% due 03/15/2013	14,100	14,410
Verizon Pennsylvania
5.650% due 11/15/2011	16,800	17,952

		164,374

Total Corporate Bonds & Notes (Cost $552,021)		561,295

MUNICIPAL BONDS & NOTES 2.2%
California 0.4%
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A-1
6.250% due 06/01/2033	5,300	4,892
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2028	5,000	5,116

		10,008

Florida 0.0%
Florida State Board of Education General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 06/01/2031	500	509
Miami, Florida Rent Revenue Bonds, Series 1989
8.650% due 07/01/2019	200	272

		781

Nevada 1.0%
Clark County, Nevada General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 06/01/2032	21,800	22,116

Texas 0.3%
Lower Colorado River Authority Revenue Bonds, (FSA Insured), Series 2003
5.375% due 05/15/2013	3,500	3,921
University of Texas, Texas Revenue Bonds, Series 2003
5.000% due 08/15/2033	1,700	1,719

		5,640

Virginia 0.2%
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.250% due 06/01/2027	5,400	5,055

Washington 0.3%
Energy Northwest Washington Electric Revenue Bonds, Series 2003
5.500% due 07/01/2013	3,400	3,819
5.500% due 07/01/2014	2,700	3,040

		6,859

Total Municipal Bonds & Notes (Cost $50,298)		50,459

U.S. GOVERNMENT AGENCIES 0.9%
Fannie Mae
5.125% due 02/13/2004	500	517
7.125% due 02/15/2005	60	66
3.250% due 11/15/2007	700	711
5.750% due 02/15/2008	$500	$562
6.375% due 06/15/2009	200	232
6.625% due 11/15/2010	300	355
5.500% due 03/15/2011	150	166
6.250% due 05/15/2029	300	337
7.250% due 05/15/2030	2,000	2,541
6.625% due 11/15/2030	1,400	1,656
Federal Farm Credit Bank
5.390% due 09/15/2004	500	528
Federal Home Loan Bank
6.320% due 02/21/2006	500	557
3.000% due 11/15/2006	300	305
Freddie Mac
6.875% due 01/15/2005	200	219
5.825% due 02/09/2006	200	221
6.700% due 01/05/2007	100	115
5.625% due 03/15/2011	650	725
6.250% due 03/05/2012	500	547
6.250% due 07/15/2032	4,600	5,242
Small Business Administration
7.449% due 08/01/2010	4,688	5,363

Total U.S. Government Agencies (Cost $20,121)		20,965

U.S. TREASURY OBLIGATIONS 16.0%
Treasury Inflation Protected Securities (e)
3.375% due 01/15/2007 (c)	11,467	12,621
3.875% due 01/15/2009	11,742	13,383
4.250% due 01/15/2010	1,620	1,894
3.000% due 07/15/2012	2,223	2,419
3.875% due 04/15/2029	60,229	74,063
U.S. Treasury Bonds
7.250% due 05/15/2016	5,225	6,718
7.500% due 11/15/2016	52,755	69,305
8.750% due 05/15/2017	44,800	64,974
8.875% due 08/15/2017	65,800	96,461
U.S. Treasury Notes
5.875% due 11/15/2004	70	75
6.500% due 10/15/2006	150	172
5.625% due 05/15/2008	682	772
6.500% due 02/15/2010	1,261	1,505
4.375% due 08/15/2012	700	732
4.000% due 11/15/2012	1,271	1,290
U.S. Treasury Strips
0.000% due 11/15/2016	4,100	2,129
0.000% due 02/15/2017	20,600	10,525
0.000% due 05/15/2017	5,100	2,578
0.000% due 05/15/2017	18,100	9,111

Total U.S. Treasury Obligations (Cost $358,992)		370,727

MORTGAGE-BACKED SECURITIES 24.0%
Collateralized Mortgage Obligations 7.4%
Bear Stearns Adjustable Rate Mortgage Trust
6.598% due 11/25/2031 (a)	2,944	2,992
6.050% due 02/25/2032 (a)	1,002	1,003
6.107% due 02/25/2032 (a)	1,642	1,666
5.235% due 04/25/2033 (a)	13,562	13,835
Chase Mortgage Finance Corp.
6.200% due 12/25/2029 (a)	2,650	2,696
COMM Mortgage Trust
6.145% due 05/15/2032	2,706	2,911
CS First Boston Mortgage Securities Corp.
6.245% due 04/25/2032 (a)	2,028	2,088
6.182% due 06/25/2032 (a)	25,299	26,051
DLJ Mortgage Acceptance Corp.
11.000% due 08/01/2019	67	78
E-Trade Bank Mortgage-Backed Securities Trust
7.030% due 09/25/2031	3,404	3,414
Fannie Mae
9.000% due 06/25/2018	$7	$7
9.250% due 07/25/2019	778	871
7.000% due 09/25/2020	16	18
6.247% due 03/17/2021	105	106
6.500% due 01/01/2033	4,893	5,203
First Horizon Asset Securities, Inc.
6.750% due 11/25/2031	1,467	1,503
Freddie Mac
5.950% due 07/15/2003	13	13
11.875% due 06/15/2013	63	65
9.250% due 11/15/2019	12	13
9.000% due 12/15/2020	371	377
7.000% due 07/15/2022	8,336	8,751
7.500% due 01/15/2023	21,130	22,524
8.000% due 06/15/2030	9,339	10,264
6.000% due 09/15/2032	4,018	4,095
GMAC Commercial Mortgage Securities, Inc.
0.015% due 09/11/2006 (a)	3,000	2,880
Guaranteed Mortgage Corp.
9.300% due 07/20/2019	184	184
Indymac Adjustable Rate Mortgage Trust
6.476% due 01/25/2032 (a)	1,531	1,546
Merrill Lynch Mortgage Investors, Inc.
1.583% due 01/20/2030 (a)	2,202	2,201
Nationslink Funding Corp.
1.675% due 11/10/2030 (a)	1,252	1,256
6.654% due 11/10/2030	3,000	3,249
Norwest Asset Securities Corp.
7.500% due 03/25/2027	2,860	2,858
Residential Funding Mortgage Securities I, Inc.
7.000% due 11/25/2027	2,959	2,955
Salomon Brothers Mortgage Securities VII, Inc.
1.685% due 04/25/2029 (a)	1,621	1,624
7.614% due 11/25/2030 (a)	4	4
Small Business Administration
7.970% due 01/25/2025	1,805	1,969
Structured Asset Mortgage Investments, Inc.
6.304% due 03/25/2032 (a)	218	222
1.611% due 09/19/2032 (a)	6,315	6,291
Structured Asset Securities Corp.
6.500% due 10/25/2031 (a)	2,332	2,413
6.250% due 01/25/2032	4,966	5,104
6.175% due 02/25/2032 (a)	2,550	2,559
1.595% due 01/25/2033 (a)	3,996	3,989
Washington Mutual Mortgage Securities Corp.
5.215% due 10/25/2032 (a)	14,591	14,956
Wells Fargo Mortgage-Backed Securities Trust
7.000% due 03/25/2031	680	680
6.510% due 10/25/2031 (a)	4,601	4,624

		172,108

Fannie Mae 12.8%
3.402% due 09/01/2040 (a)	14,602	14,869
3.882% due 02/01/2023 (a)	334	340
4.347% due 01/01/2024 (a)	287	297
4.367% due 12/01/2023 (a)	250	261
4.500% due 07/01/2017	169	172
4.654% due 07/01/2020 (a)	274	283
4.694% due 04/01/2024 (a)	291	301
4.741% due 03/01/2024	9	9
5.000% due 05/19/2018	38,000	38,891
5.500% due 03/01/2016 - 04/01/2018 (d)	76,736	79,661
5.934% due 11/01/2011	8,863	9,807
6.000% due 05/01/2009 - 06/01/2029 (d)	127,743	133,704
6.500% due 07/01/2013 - 07/01/2032 (d)	14,509	15,158
7.000% due 08/01/2009 - 04/01/2032 (d)	2,030	2,147

146	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

7.500% due 04/01/2008-05/01/2032 (d)	$492	$524
7.750% due 10/01/2007	21	21
8.000% due 10/01/2005-10/01/2030 (d)	119	126
8.500% due 07/01/2003-04/01/2017 (d)	215	225
9.000% due 06/01/2010-12/01/2017(d)	91	100
9.500% due 09/01/2009	13	14
10.000% due 11/01/2021	23	27
11.000% due 09/01/2010	75	85
13.750% due 11/01/2011-09/01/2013(d)	39	44

		297,066

Federal Housing Administration 0.0%
8.954% due 05/01/2019	90	93

Freddie Mac 1.1%
4.565% due 12/01/2022 (a)	1,765	1,834
6.000% due 02/01/2016-10/01/2029 (d)	9,697	10,139
6.161% due 02/01/2023 (a)	109	114
6.500% due 12/01/2010-08/01/2032 (d)	12,119	12,649
7.000% due 03/01/2007	6	6
7.250% due 03/01/2006	13	13
7.500% due 01/01/2026	173	185
7.855% due 07/01/2030 (a)	918	951
8.000% due 11/01/2025	31	33
8.250% due 03/01/2008-05/01/2008 (d)	15	16
9.500% due 02/01/2011-02/01/2018 (d)	43	48
10.000% due 06/01/2011-03/01/2021 (d)	46	53
15.500% due 06/01/2011	0	0

		26,041

Government National
Mortgage Association 2.7%
4.500% due 07/15/2030 (a)	710	726
5.000% due 12/20/2029 (a)	6,032	6,228
5.375% due 06/20/2023-06/20/2027 (a)(d)	9,793	10,023
5.500% due 04/23/2033-05/21/2033 (d)	5,000	5,118
5.750% due 09/20/2024-08/20/2027 (a)(d)	9,257	9,517
6.000% due 01/15/2024-10/15/2031 (d)	825	864
6.500% due 09/15/2028-10/15/2032 (d)	9,285	9,772
6.650% due 06/15/2040	15,744	17,431
7.500% due 09/15/2014-05/15/2030 (d)	403	433
8.000% due 07/15/2010-04/15/2030 (d)	598	655
8.500% due 11/15/2006	23	25
9.000% due 09/15/2008-11/15/2017 (d)	138	154
9.500% due 01/20/2019-12/15/2021 (d)	54	61
10.000% due 09/15/2004	11	12
12.000% due 01/15/2013-06/15/2015 (d)	12	12

		61,031

Total Mortgage-Backed Securities (Cost $544,744)		556,339

ASSET-BACKED SECURITIES 3.6%
Advanta Equipment Receivables
7.560% due 02/15/2007	$652	$661
Amortizing Residential Collateral Trust
1.575% due 06/25/2032 (a)	16,017	15,990
Bayview Financial Acquisition Trust
1.695% due 07/25/2030 (a)	1,304	1,305
1.705% due 04/25/2031 (a)	2,053	2,050
1.585% due 07/25/2031 (a)	9,430	9,412
Conseco Finance Corp.
7.890% due 07/15/2018	4,974	5,071
8.170% due 12/15/2025	11,800	12,557
EMC Mortgage Loan Trust
1.675% due 05/25/2040 (a)	13,004	13,003
Irwin Home Equity Loan Trust
1.595% due 06/25/2029 (a)	3,008	3,005
Morgan Stanley Dean Witter Capital I
1.635% due 07/25/2032 (a)	7,133	7,129
North Carolina State Education Authority
1.498% due 06/01/2009 (a)	3,190	3,191
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013	10,442	10,544

Total Asset-Backed Securities (Cost $83,000)		83,918

CONVERTIBLE BONDS & NOTES 0.1%
Banking & Finance 0.1%
Verizon Global Funding Corp.
0.000% due 05/15/2021	3,800	2,247

Total Convertible Bonds & Notes (Cost $2,087)		2,247

PREFERRED SECURITY 1.0%
	Shares
UBS Preferred Funding Trust I
8.622% due 10/29/2049 (a)	19,700,000	24,124

Total Preferred Security (Cost $19,875)		24,124

PREFERRED STOCK 0.1%
Fortis Amev NV
3.860% due 12/31/2049 (a)	6	816
3.870% due 12/31/2049 (a)	6	816

Total Preferred Stock (Cost $1,451)		1,632

SHORT-TERM INSTRUMENTS 33.3%
	Principal Amount (000s)
Commercial Paper 31.8%
AT&T Corp.
3.720% due 04/18/2003	$19,400	19,406
Fannie Mae
1.320% due 04/01/2003	13,000	13,000
1.290% due 05/14/2003	15,000	14,977
1.290% due 05/21/2003	10,000	9,982
1.310% due 06/04/2003	1,900	1,896
1.240% due 06/24/2003	14,000	13,960
1.190% due 06/25/2003	17,200	17,151
1.195% due 06/25/2003	7,100	7,080
Federal Home Loan Bank
1.179% due 04/21/2003	50,000	49,967
1.225% due 04/30/2003	26,600	26,574
1.270% due 05/21/2003	42,000	41,926
1.305% due 05/23/2003	30,000	29,943
1.225% due 05/28/2003	58,200	58,087
Freddie Mac
1.235% due 04/01/2003	$37,000	$37,000
1.280% due 04/09/2003	70,000	69,980
1.250% due 04/10/2003	50,000	49,984
1.285% due 04/14/2003	5,000	4,998
1.180% due 05/13/2003	18,000	17,975
1.230% due 05/29/2003	65,000	64,871
1.250% due 05/29/2003	9,000	8,982
1.225% due 05/30/2003	82,000	81,835
1.230% due 06/16/2003	15,200	15,161
1.235% due 06/16/2003	61,000	60,842
Pfizer, Inc.
1.240% due 04/08/2003	24,000	23,994

		739,571

Repurchase Agreement 0.7%
State Street Bank
1.050% due 04/01/2003	15,962	15,962

(Dated 03/31/2003. Collateralized by Freddie Mac 1.550% due 02/04/2004 valued at $16,282. Repurchase proceeds are $15,962.)
U.S. Treasury Bills 0.8%
1.150% due 01/25/2001-05/15/2003 (c)(d)	18,385	18,361

Total Short-Term Instruments (Cost $773,887)		773,894

Total Investments 105.4%		$2,445,600
(Cost $2,406,476)
Written Options (f) (0.3%)		(6,215)
(Premiums $6,655)
Other Assets and Liabilities (Net) (5.1%)		(119,645)

Net Assets 100.0%		$2,319,740

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Security is in default.

(c)	Securities with an aggregate market value of $23,492 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

U.S. Treasury 5 Year Note
(06/2003)—Long	179	$132
U.S. Treasury 10 Year Note
(06/2003)—Long	3,060	(316)
U.S. Treasury 30 Year Bond
(06/2003)—Long	2	(1)
Eurodollar March Futures
(03/2004)—Long	435	332
Eurodollar March Futures
(03/2005)—Long	54	(22)
Eurodollar June Futures
(06/2004)—Long	91	21
Eurodollar September Futures
(09/2004)—Long	129	(5)
Eurodollar December Futures
(12/2004)—Long	183	(39)

		$102

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	147

Schedule of Investments (Cont.)

Total Return Fund II

March 31, 2003

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e)	Principal amount of security is adjusted for inflation.

(f)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Put—OTC 7YearInterest Rate Swap
Strike @ 6.000%* Exp. 10/19/2004	$9,600	$391	$154
Call—OTC 7 Year Interest Rate Swap
Strike @ 6.000%** Exp. 10/19/2004	9,600	391	898
Call—OTC 7 Year Interest Rate Swap
Strike @ 5.200%** Exp. 11/02/2004	32,300	1,014	1,870
Put—OTC 7 Year Interest Rate Swap
Strike @ 6.700%* Exp. 11/02/2004	52,300	1,697	530
Call—OTC 5 Year Interest Rate Swap
Strike @ 3.500%** Exp. 12/15/2003	7,500	79	120
Call—OTC 10 Year Interest Rate Swap
Strike @ 4.000%** Exp. 07/22/2003	23,000	206	210
Call—OTC 5 Year Interest Rate Swap
Strike @ 3.500%** Exp. 12/16/2003	22,700	244	362
Call—OTC 10 Year Interest Rate Swap
Strike @ 4.000%** Exp. 08/01/2003	12,000	112	115
Put—OTC 7 Year Interest Rate Swap
Strike @ 5.500%* Exp. 12/17/2003	7,400	106	50
Call—OTC 7 Year Interest Rate Swap
Strike @ 3.500%** Exp. 12/17/2003	12,400	114	124
Put—OTC 7 Year Interest Rate Swap
Strike @ 5.500%* Exp. 12/17/2003	2,500	43	17
Call—OTC 7 Year Interest Rate Swap
Strike @ 3.500%** Exp. 12/17/2003	2,500	19	25
Call—OTC 10 Year Interest Rate Swap
Strike @ 4.000%** Exp. 08/01/2003	4,800	39	46
Call—OTC 10 Year Interest Rate Swap
Strike @ 4.000%** Exp. 03/03/2004	11,800	258	169
Call—OTC 5 Year Interest Rate Swap
Strike @ 3.250%** Exp. 03/03/2004	39,700	610	419
Call—CME Eurodollar March Futures
Strike @ 98.500 Exp. 03/15/2004	38	$19	$31
Put—CME Eurodollar March Futures
Strike @ 97.250 Exp. 03/15/2004	19	15	6
Put—CME Eurodollar March Futures
Strike @ 97.750 Exp. 03/15/2004	119	71	67
Call—CME Eurodollar June Futures
Strike @ 98.750 Exp. 06/16/2003	695	226	278
Call—CME Eurodollar June Futures
Strike @ 99.000 Exp. 06/16/2003	117	14	17
Put—CME Eurodollar June Futures
Strike @ 97.500 Exp. 06/16/2003	351	136	2
Put—CME Eurodollar December Futures
Strike @ 98.000 Exp. 12/15/2003	355	193	89
Call—CBOT 5 Year June Futures
Strike @ 113.500 Exp. 05/24/2003	233	212	218
Call—CBOT U.S. Treasury Note June Futures
Strike @ 116.000 Exp. 05/24/2003	304	200	256
Call—CBOT U.S. Treasury Note June Futures
Strike @ 117.000 Exp. 05/24/2003	191	124	101
Put—CBOT U.S. Treasury Note June Futures
Strike @ 110.000 Exp. 05/24/2003	236	122	41

		$6,655	$6,215

*	The Fund will pay a floating rate based on 3-month LIBOR.

**	The Fund will receive a floating rate based on 3-month LIBOR.

(g)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: Merrill Lynch & Co., Inc. Exp. 06/18/2023	$9,300	(413)
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/19/2004 4,100	4,100	6
Receive a fixed rate equal to 0.500% and the Fund will pay to the counterparty at par in the event of default of Williams Cos., Inc. 6.625% due 11/15/2004.
Counterparty: UBS Warburg LLC Exp. 09/16/2003	20,000	(1,386)
Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of National Rural Utilities Cooperative Finance Corp. 5.750% due 12/01/2008.
Counterparty: Lehman Brothers, Inc. Exp. 09/01/2003	2,900	(2)

		$(1,795)

148	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

Schedule of Investments

Total Return Fund III

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 24.6%
Banking& Finance 9.7%
ABN AMRO Mortgage Corp.
7.000% due 04/01/2008	$1,000	$1,161
Associates Corp. of North America
7.240% due 05/17/2006	1,000	1,128
Bank of America Corp.
7.400% due 01/15/2011	190	227
Bank One Corp.
5.900% due 11/15/2011	700	768
CIT Group, Inc.
7.750% due 04/02/2012	6,600	7,396
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	900	992
Export-Import Bank Korea
7.100% due 03/15/2007	50	55
Ford Motor Credit Co.
2.060% due 04/17/2003 (a)	16,000	15,996
1.806% due 06/23/2003 (a)	300	300
6.620% due 02/27/2006	1,000	980
Gemstone Investors Ltd.
7.710% due 10/31/2004	1,700	1,581
General Electric Capital Corp.
6.125% due 02/22/2011	1,600	1,760
General Motors Acceptance Corp.
1.643% due 07/21/2003 (a)	6,500	6,489
1.680% due 08/04/2003 (a)	5,100	5,089
2.823% due 10/16/2003 (a)	4,100	4,107
1.630% due 04/05/2004 (a)	3,200	3,169
2.050% due 05/10/2004 (a)	2,900	2,871
2.040% due 05/17/2004 (a)	10,400	10,296
Goldman Sachs Group, Inc.
4.125% due 01/15/2008	1,100	1,131
Household Finance Corp.
1.690% due 05/28/2004 (a)	300	299
Morgan Stanley Dean Witter & Co.
5.300% due 03/01/2013	4,300	4,389
Morgan Stanley TRACERS
4.582% due 09/15/2011 (a)	3,712	4,233
National Rural Utilities Cooperative Finance Corp.
2.352% due 04/26/2004 (a)	1,000	1,008
NationsBank Corp.
8.625% due 11/15/2003	25	26
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	1,196	915
Residential Reinsurance Ltd.
6.415% due 06/01/2004 (a)	4,200	4,247
Studio Re Ltd.
6.500% due 07/07/2006 (a)	5,800	5,800
Trinom Ltd.
5.278% due 12/18/2004 (a)	1,000	1,008
Verizon Global Funding Corp.
6.125% due 06/15/2007	4,900	5,430
Wachovia Corp.
4.950% due 11/01/2006	2,500	2,689

		95,540

Industrials 4.5%
AOL Time Warner, Inc.
7.700% due 05/01/2032	17,500	18,810
Coastal Corp.
9.625% due 05/15/2012	3,000	2,610
Comcast Cable Communications, Inc.
6.750% due 01/30/2011	500	540
Continental Airlines, Inc.
7.256% due 03/15/2020	580	476
DaimlerChrysler North America Holding Corp.
1.850% due 08/02/2004 (a)	6,000	5,975
Dow Chemical Co.
6.000% due 10/01/2012	1,100	1,120
Pemex Project Funding Master Trust
7.375% due 12/15/2014	500	514
Qwest Corp.
8.875% due 03/15/2012	$1,100	$1,177
7.250% due 09/15/2025	3,300	2,904
8.875% due 06/01/2031	300	299
7.250% due 10/15/2035	400	346
SR Wind Ltd.
6.600% due 05/18/2005 (a)	2,000	2,038
7.100% due 05/18/2005 (a)	1,000	1,019
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	8,400	7,014

		44,842

Utilities 10.4%
AEP Texas Central Co.
2.590% due 02/15/2005 (a)	700	701
AT&T Corp.
7.800% due 11/15/2011	1,700	1,833
8.500% due 11/15/2031	3,190	3,441
AT&T Wireless Services, Inc.
8.125% due 05/01/2012	10,000	11,340
8.750% due 03/01/2031	5,000	5,753
Bell Atlantic Pennsylvania, Inc.
7.375% due 07/15/2007	75	86
British Telecom PLC
7.875% due 12/15/2005	8,300	9,414
8.375% due 12/15/2010	1,700	2,068
Cleco Power LLC
6.550% due 05/19/2003	7,000	7,039
Dynegy Holdings, Inc.
8.750% due 02/15/2012	5,000	3,525
El Paso Corp.
8.050% due 10/15/2030	14,550	10,622
7.800% due 08/01/2031	300	216
7.750% due 01/15/2032	400	288
El Paso Natural Gas Co.
8.375% due 06/15/2032	1,100	1,012
Entergy Gulf States, Inc.
2.638% due 09/01/2004 (a)	12,000	11,984
France Telecom S.A.
9.250% due 03/01/2011	5,000	6,021
Niagara Mohawk Power Co.
7.375% due 07/01/2003	3,024	3,064
Progress Energy, Inc.
6.550% due 03/01/2004	200	208
Sprint Capital Corp.
6.000% due 01/15/2007	4,400	4,466
6.125% due 11/15/2008	4,200	4,179
7.625% due 01/30/2011	900	927
8.375% due 03/15/2012	6,100	6,527
8.750% due 03/15/2032	3,100	3,209
TXU Corp.
6.375% due 10/01/2004	1,000	1,064
6.375% due 06/15/2006	3,000	3,105
Verizon New York, Inc.
6.875% due 04/01/2012	300	344

		102,436

Total Corporate Bonds & Notes (Cost $232,550)		242,818

MUNICIPAL BONDS & NOTES 2.7%
California 0.0%
California State General Obligation Bonds, Series 2003
5.250% due 02/01/2033	300	305

Illinois 0.4%
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2034	4,085	4,119

Nevada 1.1%
Clark County, Nevada General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 06/01/2032	$10,000	$10,145

Texas 0.9%
Lower Colorado River Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 05/15/2024	4,000	4,058
University of Texas Revenue Bonds, Series 2003
5.000% due 08/15/2033	700	708
Wylie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
5.000% due 08/15/2027	4,740	4,785

		9,551

Washington 0.3%
Energy Northwest Washington Electric Revenue Bonds, Series 2003
5.500% due 07/01/2014	2,500	2,815

Total Municipal Bonds & Notes (Cost $26,632)		26,935

U.S. GOVERNMENT AGENCIES 0.4%
Federal Farm Credit Bank
6.900% due 09/08/2015	100	122
Federal Home Loan Bank
3.625% due 10/15/2004	495	511
5.520% due 04/17/2006	100	100
Freddie Mac
8.000% due 01/01/2012	58	64
6.250% due 07/15/2032	1,000	1,139
Small Business Administration
7.449% due 08/01/2010	1,910	2,185

Total U.S. Government Agencies (Cost $3,795)		4,121

U.S. TREASURY OBLIGATIONS 12.7%
Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007 (b)	1,376	1,515
3.875% due 01/15/2009	15,066	17,170
4.250% due 01/15/2010	756	884
3.375% due 01/15/2012	2,456	2,747
3.000% due 07/15/2012	21,724	23,645
3.875% due 04/15/2029	5,968	7,338
U.S. Treasury Bonds
7.250% due 05/15/2016	1,400	1,800
7.500% due 11/15/2016	22,300	29,296
8.750% due 05/15/2017	10,530	15,272
8.875% due 08/15/2017	11,100	16,272
U.S. Treasury Strips
0.000% due 11/15/2016	1,800	935
0.000% due 02/15/2017	4,000	2,044
0.000% due 05/15/2017	2,800	1,415
0.000% due 05/15/2017	9,600	4,832

Total U.S. Treasury Obligations (Cost $122,006)		125,165

MORTGAGE-BACKED SECURITIES 33.3%
Collateralized Mortgage Obligations 16.9%
ABN AMRO Mortgage Corp.
6.750% due 11/25/2028	9,750	9,990
Amortizing Residential Collateral Trust
1.565% due 09/25/2030 (a)	747	746
Bank of America Mortgage Securities, Inc.
5.796% due 10/20/2032 (a)	4,538	4,633

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	149

Schedule of Investments (Cont.)

Total Return Fund III

March 31, 2003

	Principal Amount (000s)	Value (000s)

Bear Stearns Adjustable Rate Mortgage Trust
6.611% due 11/25/2031 (a)	$1,427	$1,451
6.059% due 02/25/2032 (a)	576	576
5.427% due 10/25/2032 (a)	938	960
5.381% due 01/25/2033 (a)	5,843	6,006
5.680% due 01/25/2033 (a)	1,905	1,903
Cendant Mortgage Corp.
1.805% due 01/25/2032 (a)	637	635
CS First Boston Mortgage Securities Corp.
6.154% due 12/25/2031	5,797	5,877
DLJ Mortgage Acceptance Corp.
7.580% due 02/12/2006 (a)	8,883	9,365
E-Trade Bank Mortgage-Backed Securities Trust
7.011% due 09/25/2031	2,040	2,046
Fannie Mae
6.500% due 12/18/2004	1,489	1,500
7.000% due 09/25/2021	1,938	1,997
Freddie Mac
7.000% due 02/15/2027	14,495	15,218
6.500% due 05/15/2032	26,388	28,290
4.270% due 08/15/2032 (a)	2,919	2,901
GMAC Commercial Mortgage Securities, Inc.
2.540% due 09/11/2006 (a)	4,000	3,840
Government National Mortgage Association
1.880% due 02/16/2030 (a)	867	873
Impac Secured Assets CMN Owner Trust
7.750% due 10/25/2030	13,695	13,818
Indymac Adjustable Rate Mortgage Trust
6.448% due 01/25/2032 (a)	746	753
PNC Mortgage Securities Corp.
6.500% due 12/25/2028	6,446	6,635
Residential Accredit Loans, Inc.
7.250% due 01/25/2026	766	765
6.500% due 12/25/2028	24,000	24,725
Residential Funding Mortgage Securities I, Inc.
5.663% due 09/25/2032 (a)	2,054	2,089
Resolution Trust Corp.
6.208% due 05/25/2029 (a)	543	534
Sequoia Mortgage Trust
1.583% due 08/20/2032 (a)	4,319	4,148
Structured Asset Mortgage Investments, Inc.
6.516% due 06/25/2029 (a)	3,276	3,306
Structured Asset Securities Corp.
6.222% due 02/25/2032 (a)	1,190	1,194
Washington Mutual Mortgage Securities Corp.
5.229% due 10/25/2032 (a)	6,884	7,056
Wells Fargo Mortgage-Backed Securities Trust
7.000% due 03/25/2031	340	340
6.481% due 10/25/2031 (a)	55	55
6.554% due 10/25/2031 (a)	1,454	1,461
5.192% due 09/25/2032 (a)	1,202	1,225

		166,911

Fannie Mae 10.0%
5.000% due 05/19/2018	13,000	13,305
5.500% due 12/01/2016- 04/01/2018 (c)	36,474	37,870
5.854% due 02/01/2031 (a)	28	29
6.000% due 03/01/2016-
04/21/2018 (c)	42,946	44,948
6.500% due 01/01/2011-09/01/2028 (c)	566	592
7.000% due 01/01/2018-05/01/2032 (c)	407	430
7.500% due 05/01/2011-02/01/2027 (c)	1,846	1,964
8.250% due 07/01/2017	19	20
8.500% due 02/01/2007	17	18
9.000% due 07/01/2005-06/01/2025 (c)	8	8
12.500% due 06/01/2015	19	22

		99,206

Federal Housing Administration 1.5%
7.430% due 11/25/2019-01/25/2023 (c)	$14,255	$15,281

Freddie Mac 1.0%
4.564% due 12/01/2022 (a)	288	299
6.000% due 02/01/2016-05/01/2032 (c)	3,301	3,446
6.500% due 08/01/2032	4,975	5,192
6.750% due 10/01/2006	0	0
7.000% due 11/01/2011	20	21
7.500% due 07/01/2011	116	125
7.813% due 07/01/2030 (a)	284	294
8.000% due 02/01/2006	41	43

		9,420

Government National
Mortgage Association 3.9%
4.500% due 02/20/2032 (a)	11,373	11,651
5.375% due 06/20/2022-01/20/2026 (c)	3,051	3,121
5.500% due 04/23/2033-05/21/2033 (c)	4,000	4,099
5.625% due 10/20/2024-12/20/2026 (a)(c)	1,755	1,800
5.750% due 09/20/2023- 08/20/2027 (a)(c)	1,778	1,829
6.500% due 02/15/2014-10/15/2032 (c)	6,638	7,004
7.000% due 01/15/2025-03/15/2028 (c)	356	380
7.400% due 12/15/2040	6,945	7,890
7.500% due 09/15/2029	24	25
10.250% due 02/15/2017	575	631
12.750% due 02/20/2015	3	4

		38,434

Stripped Mortgage-Backed Securities 0.0%
Freddie Mac (IO)
6.500% due 04/15/2022	372	19

Total Mortgage-Backed Securities (Cost $321,073)		329,271

ASSET-BACKED SECURITIES 0.8%
Ace Securities Corp.
1.645% due 06/25/2032 (a)	1,472	1,473
Bayview Financial Acquisition Trust
1.705% due 04/25/2031 (a)	1,081	1,079
CDC Mortgage Capital Trust
1.595% due 08/25/2032 (a)	3,770	3,765
Household Mortgage Loan Trust
1.583% due 05/20/2032 (a)	1,378	1,380

Total Asset-Backed Securities (Cost $7,700)		7,697

SOVEREIGN ISSUES 3.5%
Province of Quebec
8.800% due 04/15/2003	1,000	1,003
Republic of Brazil
2.562% due 04/15/2006 (a)	5,354	4,892
11.500% due 03/12/2008	900	830
2.625% due 04/15/2009 (a)	306	242
8.000% due 04/15/2014	493	390
11.000% due 08/17/2040	6,900	5,192
Republic of Chile
5.500% due 01/15/2013	200	202
Republic of Korea
8.750% due 04/15/2003	900	902
Republic of Panama
9.625% due 02/08/2011	4,200	4,756
9.375% due 07/23/2012	1,050	1,160
2.250% due 07/17/2016 (a)	344	282
9.375% due 01/16/2023	2,240	2,363
8.875% due 09/30/2027	900	925
Republic of Peru
9.125% due 02/21/2012	1,100	1,163
United Mexican States
9.875% due 02/01/2010	300	373
8.375% due 01/14/2011	800	922
6.375% due 01/16/2013	900	902
11.375% due 09/15/2016	100	138
8.300% due 08/15/2031	7,400	7,974
United Mexican States Value Recovery Right
0.000% due 06/30/2004 (a)	3,000	14
0.000% due 06/30/2005 (a)	3,000	11
0.000% due 06/30/2006 (a)	3,000	2
0.000% due 06/30/2007 (a)	3,000	0

Total Sovereign Issues (Cost $33,571)		34,638

FOREIGN CURRENCY-DENOMINATED ISSUES (g)(h) 1.3%
Halifax Group Euro Finance
7.627% due 12/29/2049	EC 9,700	12,587

Total Foreign Currency-Denominated Issues (Cost $10,003)		12,587

CONVERTIBLE BONDS & NOTES 0.2%
Banking & Finance 0.2%
Verizon Global Funding Corp.
0.000% due 05/15/2021	$3,800	2,247

Total Convertible Bonds & Notes (Cost $2,086)		2,247

SHORT-TERM INSTRUMENTS 25.4%
Commercial Paper 24.3%
ABN AMRO Mortgage Corp.
1.290% due 04/07/2003	19,000	18,996
Alcon Capital Corp.
1.250% due 05/28/2003	15,000	14,970
Anz (Delaware), Inc.
1.240% due 05/05/2003	6,000	5,993
AT&T Corp.
3.720% due 04/18/2003	9,300	9,303
Barclays US Funding Corp.
1.253% due 05/06/2003	4,500	4,494
CDC Commercial Corp.
1.240% due 04/24/2003	4,200	4,197
1.250% due 05/06/2003	1,200	1,198
Danske Corp.
1.280% due 04/07/2003	5,000	4,999
1.290% due 04/09/2003	1,500	1,500
1.250% due 04/30/2003	1,700	1,698
1.220% due 05/05/2003	9,000	8,990
Fannie Mae
1.190% due 06/04/2003	24,000	23,947
1.230% due 07/01/2003	9,000	8,972
Freddie Mac
1.275% due 05/22/2003	5,500	5,490
HBOS Treasury Services PLC
1.205% due 04/02/2003	2,200	2,200
1.205% due 04/03/2003	6,800	6,800
1.255% due 04/14/2003	5,800	5,797
1.270% due 04/24/2003	4,000	3,997
1.250% due 05/14/2003	2,200	2,197
1.255% due 06/05/2003	5,000	4,989
Nestle Capital Corp.
1.245% due 06/11/2003	18,000	17,956

150	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Royal Bank of Scotland PLC
1.255% due 04/29/2003	$5,600	$5,594
1.255% due 04/30/2003	5,000	4,995
1.240% due 05/02/2003	700	699
Shell Finance
1.280% due 05/19/2003	3,500	3,494
Stadshypotek Delaware
1.265% due 04/23/2003	25,000	24,981
Svenska Handelsbank, Inc.
1.250% due 04/02/2003	12,000	12,000
Swedbank
1.260% due 04/08/2003	2,600	2,599
UBS Finance, Inc.
1.315% due 04/04/2003	4,000	4,000
1.250% due 04/08/2003	18,000	17,996
1.260% due 04/09/2003	1,600	1,600
1.235% due 04/11/2003	2,200	2,199
1.215% due 04/21/2003	1,000	999

		239,839

Repurchase Agreement 0.3%
State Street Bank
1.050% due 04/01/2003	3,396	3,396

(Dated 03/31/2003. Collateralized by Federal Home Loan Bank 1.550% due 12/22/2003 valued at $3,468. Repurchase proceeds are $3,396.)
U.S. Treasury Bills 0.8%
1.150% due 05/08/2003-05/15/2003 (b)(c)	7,420	7,411

Total Short-Term Instruments (Cost $250,644)		250,646

Total Investments 104.9% (Cost $1,010,060)		$1,036,125
Written Options (e) (0.3%)		(2,700)
(Premiums $3,117)
Other Assets and Liabilities (Net) (4.6%)		(45,957)

Net Assets 100.0%		$987,468

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Securities with an aggregate market value of $5,180 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor Written Put Options
Strike @97.500 (03/2004)—Short	55	$6
Euribor Written Put Options
Strike @96.750 (06/2003)—Short	59	30
Euribor Written Put Options
Strike @97.500 (09/2003)—Short	82	27
Euribor Written Put Options
Strike @96.500 (12/2003)—Short	59	$47
Euribor Written Put Options
Strike @97.375 (12/2003)—Short	56	30
Euribor Written Put Options
Strike @97.500 (12/2003)—Short	109	42
Euribor Purchased Put Options
Strike @95.500 (12/2003)—Long	158	(2)
U.S. Treasury 5 Year Note
(06/2003)—Long	93	66
U.S. Treasury 10 Year Note
(06/2003)—Long	668	(139)
Eurodollar March Futures
(03/2004)—Long	188	144
Eurodollar March Futures
(03/2005)—Long	22	(9)
Eurodollar June Futures
(06/2004)—Long	38	9
Eurodollar September Futures
(09/2004)—Long	48	(1)
Eurodollar December Futures
(12/2004)—Long	70	(14)

		$236

(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d)	Principal amount of security is adjusted for inflation.

(e)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Put—OTC 7 Year Interest Rate Swap
Strike @6.000%* Exp. 10/19/2004	$4,600	$187	$74
Call—OTC 7 Year Interest Rate Swap
Strike @6.000%** Exp. 10/19/2004	4,600	187	430
Call—OTC 7 Year Interest Rate Swap
Strike @5.200%** Exp. 11/02/2004	15,400	484	892
Put—OTC 7 Year Interest Rate Swap
Strike @6.700%* Exp. 11/02/2004	35,400	1,147	359
Call—OTC 5 Year Interest Rate Swap
Strike @3.500%** Exp. 12/15/2003	2,500	26	40
Call—OTC 10 Year Interest Rate Swap
Strike @4.000%** Exp. 07/22/2003	7,600	68	70
Call—OTC 5 Year Interest Rate Swap
Strike @3.500%** Exp. 12/16/2003	7,500	81	120
Call—OTC 10 Year Interest Rate Swap
Strike @4.000%** Exp. 08/01/2003	4,000	37	38
Put—OTC 7 Year Interest Rate Swap
Strike @5.500%* Exp. 12/17/2003	3,200	46	21
Call—OTC 7 Year Interest Rate Swap
Strike @3.500%** Exp. 12/17/2003	$5,400	$50	$54
Put—OTC 7 Year Interest Rate Swap
Strike @5.500%* Exp. 12/17/2003	1,100	19	7
Call—OTC 7 Year Interest Rate Swap
Strike @3.500%** Exp. 12/17/2003	1,100	8	11
Call—OTC 10 Year Interest Rate Swap
Strike @4.000%** Exp. 08/01/2003	2,000	16	19
Call—OTC 10 Year Interest Rate Swap
Strike @4.000%** Exp. 03/03/2004	3,900	85	56
Call—OTC 5 Year Interest Rate Swap
Strike @3.250%** Exp. 03/03/2004	8,600	132	91

Type	# of Contracts	Premium	Value

Call—CME Eurodollar March Futures
Strike @98.500 Exp. 03/15/2004	14	7	12
Put—CME Eurodollar March Futures
Strike @97.250 Exp. 03/15/2004	7	6	2
Put—CME Eurodollar March Futures
Strike @97.750 Exp. 03/15/2004	50	30	28
Call—CME Eurodollar June Futures
Strike @98.750 Exp. 06/16/2003	321	105	128
Call—CME Eurodollar June Futures
Strike @99.000 Exp. 06/16/2003	50	6	7
Put—CME Eurodollar June Futures
Strike @97.500 Exp. 06/16/2003	159	62	1
Put—CME Eurodollar December Futures
Strike @98.000 Exp. 12/15/2003	150	81	37
Call—CBOT 5 Year June Futures
Strike @113.500 Exp. 05/24/2003	37	34	35
Call—CBOT U.S. Treasury Note June Futures
Strike @116.000 Exp. 05/24/2003	108	70	91
Call—CBOT U.S. Treasury Note June Futures
Strike @117.000 Exp. 05/24/2003	81	52	43
Put—CBOT U.S. Treasury Note June Futures
Strike @110.000 Exp. 05/24/2003	201	91	34

		$3,117	$2,700

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	151

Schedule of Investments (Cont.)

Total Return Fund III

March 31, 2003

*	The Fund will pay a floating rate based on 3-month LIBOR.

**	The Fund will receive a floating rate based on 3-month LIBOR.

(f)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 03/15/2017		BP 1,300	$(6)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2017		600	(3)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co. Exp. 03/15/2017		3,300	2
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/17/2005		26,400	(60)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 03/15/2032		600	8
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2032		11,700	163
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2017	EC	1,000	12
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2032		21,200	412
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 03/15/2017		7,400	83
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC Exp. 03/15/2032		900	2
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.390%.
Counterparty: Goldman Sachs & Co. Exp. 06/18/2007	JY	471,700	(20)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.777%.
Counterparty: Goldman Sachs & Co. Exp. 01/12/2011	JY	308,000	$(260)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.771%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 01/11/2011		212,000	(178)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.669%.
Counterparty: Goldman Sachs & Co. Exp. 05/18/2007		283,800	(142)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.324%.
Counterparty: Goldman Sachs & Co. Exp. 09/12/2007		1,200,000	(38)
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: Merrill Lynch & Co., Inc. Exp. 06/18/2023		$4,400	(196)
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012. .
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/19/2004		1,900	3
Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 8.250% due 09/19/2027.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003		5,000	0
Receive a fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.
Counterparty: Lehman Brothers, Inc. Exp. 01/25/2005		$5,000	$(78)
Receive a fixed rate equal to 0.250% and the Fund will pay to the counterparty at par in the event of default of CIT Group, Inc. 7.125% due 10/15/2004.
Counterparty: Lehman Brothers, Inc. Exp. 04/11/2003		25,000	(16)
Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of National Rural Utilities Cooperative Finance Corp. 5.750% due 12/01/2008.
Counterparty: Lehman Brothers, Inc. Exp. 09/01/2003		1,500	(1)
Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 04/23/2003		600	0

			$(313)

(g)	Principal amount denoted in indicated currency:

BP—British Pound

EC—Euro

JY—Japanese Yen

MP—Mexican Peso

(h)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	BP	525	04/2003	$0	$(5)	$(5)
Buy	EC	11,860	04/2003	342	0	342
Sell		27,495	04/2003	160	(74)	86
Buy	JY	42,628	04/2003	0	(2)	(2)
Buy	MP	5,772	09/2003	17	0	17
Sell		5,772	09/2003	0	(5)	(5)

				$519	$(86)	$433

152	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

Schedule of Investments

Total Return Mortgage Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

MORTGAGE-BACKED SECURITIES 109.2%
Collateralized Mortgage Obligations 18.8%
Bank of America Mortgage Securities, Inc.
6.000% due 04/25/2017	$757	$758
5.815% due 10/20/2032 (a)	1,380	1,408
Bank of America Structural Security Trust
1.820% due 10/11/2033 (a)	1,000	981
Bank Trust Mortgage
5.700% due 12/01/2023	546	537
Citicorp Mortgage Securities Corp.
6.500% due 05/25/2029	763	768
Countrywide Alternative Loan Trust
6.750% due 08/25/2028	3	3
5.250% due 02/25/2033	1,750	1,785
Countrywide Home Loans
6.500% due 03/25/2029	100	100
CS First Boston Mortgage Securities Corp.
2.055% due 11/25/2031 (a)	647	644
1.437% due 03/25/2032 (a)	837	825
2.170% due 03/25/2032 (a)	893	884
3.055% due 03/25/2033	1,486	1,486
2.360% due 08/25/2033 (a)	1,940	1,940
E-Trade Bank Mortgage-Backed Securities Trust
7.044% due 09/25/2031	265	266
Fannie Mae
6.900% due 08/25/2011	100	104
7.750% due 08/25/2022	77	86
2.312% due 04/25/2023 (a)	22	23
6.500% due 09/25/2023	244	272
6.750% due 09/25/2023	41	41
7.000% due 09/25/2023	19	21
6.500% due 10/25/2023	217	237
6.500% due 12/25/2023	28	28
1.655% due 02/25/2025 (a)	1,000	1,002
1.700% due 04/18/2028 (a)	45	45
1.655% due 11/25/2032 (a)	1,995	1,994
Freddie Mac
6.000% due 06/15/2008	235	244
4.500% due 03/15/2021	17	17
5.000% due 01/15/2022	8,887	8,968
3.500% due 12/15/2022	10	10
6.500% due 12/15/2023	55	59
6.500% due 03/15/2024	125	132
8.000% due 06/15/2026	86	95
6.500% due 05/15/2027	59	60
General Electric Capital Mortgage Services, Inc.
6.750% due 06/25/2028 (a)	200	206
Government National Mortgage Association
1.480% due 02/16/2032 (a)	3,439	3,438
1.530% due 08/16/2032 (a)	6,247	6,257
GSR Mortgage Loan Trust
5.575% due 10/25/2031 (a)	527	534
6.000% due 07/25/2032	1,908	1,957
Mellon Residential Funding Corp.
6.580% due 07/25/2029 (a)	189	189
Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017	1,141	1,148
Norwest Asset Securities Corp.
6.250% due 09/25/2028	236	239
6.250% due 01/25/2029	31	31
Prudential Home Mortgage Securities
6.750% due 09/25/2008	199	199
Residential Funding Mortgage Securities I, Inc.
6.000% due 07/25/2032	3,133	3,144
Sequoia Mortgage Trust
1.663% due 10/20/2027 (a)	976	979
1.624% due 05/20/2032 (a)	912	910
1.583% due 08/20/2032 (a)	939	902
Structured Asset Mortgage Investments, Inc.
1.611% due 09/19/2032 (a)	1,457	1,452
Structured Asset Securities Corp.
6.250% due 04/25/2017	2,213	2,267
1.605% due 10/25/2027 (a)	$1,476	$1,421
1.785% due 03/25/2031 (a)	209	211
1.955% due 08/25/2032 (a)	1,374	1,374
1.595% due 01/25/2033 (a)	727	725
Superannuation Members Home Loans Global Fund
1.513% due 06/15/2026 (a)	136	136
Washington Mutual Mortgage Securities Corp.
6.010% due 04/25/2031 (a)	1,500	1,512
Washington Mutual, Inc.
5.530% due 07/25/2032 (a)	1,102	1,127

		56,181

Fannie Mae 54.4%
3.010% due 07/01/2011 (a)	971	966
3.083% due 07/01/2008 (a)	4,849	4,775
3.160% due 07/01/2011 (a)	2,333	2,323
3.950% due 04/01/2007	1,676	1,676
5.000% due 05/19/2018-04/01/2026 (b)	13,514	13,830
5.234% due 11/01/2018 (a)	24	25
5.453% due 10/01/2011	970	979
5.500% due 05/01/2006-05/14/2033 (b)	26,020	26,935
5.750% due 01/01/2021 (a)	85	88
5.892% due 10/01/2028 (a)	52	53
6.000% due 05/14/2033	39,500	40,845
6.500% due 01/01/2028-05/14/2033 (b)	61,675	64,339
6.511% due 08/01/2026 (a)	46	49
6.920% due 05/01/2003	886	888
7.009% due 05/01/2023 (a)	79	82
7.500% due 06/01/2030-08/01/2031 (b)	3,589	3,826
9.000% due 01/01/2020	104	117
6.096% due 05/01/2032 (a)	848	880

		162,676

Federal Housing Administration 2.0%
7.430% due 06/01/2019-10/25/2022 (b)	5,489	5,884

Freddie Mac 11.7%
3.787% due 02/01/2018 (a)	115	117
6.000% due 10/01/2024-05/14/2033 (b)	33,088	34,195
6.884% due 07/01/2030 (a)	505	535
7.170% due 08/01/2025	64	67
7.309% due 11/01/2028 (a)	38	39

		34,953

Government National
Mortgage Association 19.1%
5.375% due 03/20/2016-03/20/2027 (a) (b)	652	669
5.500% due 03/15/2033-05/21/2033 (b)	54,000	55,414
5.625% due 12/20/2021-11/20/2023 (a) (b)	96	99
5.750% due 07/20/2022-08/20/2026 (b)	258	265
7.000% due 04/23/2033	500	530
7.500% due 05/15/2027-08/15/2027 (b)	38	41

		57,018

Stripped Mortgage-Backed Securities 3.2%
CS First Boston Mortgage Securities Corp. (IO)
7.000% due 08/25/2004	1,858	74
Fannie Mae (IO)
6.500% due 11/25/2022	652	35
Fannie Mae (PO)
0.000% due 07/25/2022	120	104
Fannie Mae Grantor Trust (PO)
0.000% due 07/25/2042	$11,792	$9,353

		9,566

Total Mortgage-Backed Securities (Cost $324,753)		326,278

ASSET-BACKED SECURITIES 12.6%
Ace Securities Corp.
1.645% due 06/25/2032 (a)	818	818
Ameriquest Mortgage Securities, Inc.
1.615% due 05/25/2032 (a)	1,412	1,413
1.715% due 03/25/2033	1,978	1,983
Amortizing Residential Collateral Trust
1.595% due 07/25/2032 (a)	1,680	1,678
Asset-Backed Securities Corp.
1.700% due 03/15/2032 (a)	646	648
Bayview Financial Acquisition Trust
1.695% due 07/25/2030 (a)	84	84
CDC Mortgage Capital Trust
1.595% due 08/25/2032 (a)	1,200	1,198
Centex Home Equity Loan Trust
1.605% due 01/25/2032 (a)	639	639
1.565% due 04/25/2032 (a)	1,069	1,067
Chase Funding Loan Acquisition Trust
1.545% due 04/25/2031 (a)	915	915
CIT Group Home Equity Loan Trust
1.418% due 07/20/2018	3,000	3,000
1.575% due 06/25/2033 (a)	1,595	1,595
Conseco Finance Corp.
8.480% due 12/01/2031	1,000	1,048
Conseco Finance Securitizations Corp.
5.808% due 06/15/2032	4,354	4,395
Countrywide Asset-Backed Certificates
1.565% due 05/25/2032 (a)	855	854
Credit-Based Asset Servicing and Securities
1.625% due 06/25/2032 (a)	795	795
CS First Boston Mortgage Securities Corp.
1.495% due 06/25/2032 (a)	322	322
Fremont Home Loan Trust
1.650% due 02/25/2033 (a)	2,500	2,500
Home Equity Asset Trust
1.605% due 11/25/2032 (a)	831	831
Home Equity Mortgage Corp.
1.555% due 04/25/2033 (a)	1,570	1,571
Household Mortgage Loan Trust
1.583% due 05/20/2032 (a)	725	726
Irwin Home Equity Loan Trust
1.595% due 06/25/2029 (a)	771	770
Long Beach Mortgage Loan Trust
1.625% due 05/25/2032 (a)	4,172	4,163
MLCC Mortgage Investors, Inc.
1.660% due 03/15/2025 (a)	143	143
Morgan Stanley Dean Witter Capital I
1.725% due 11/25/2032	1,951	1,957
Option One Mortgage Loan Trust
1.635% due 04/25/2030 (a)	22	22
Renaissance Home Equity Loan Trust
1.685% due 12/25/2032 (a)	2,378	2,382

Total Asset-Backed Securities (Cost $37,498)		37,517

PURCHASED PUT OPTIONS 0.0%
Fannie Mae
5.500% due 04/14/2033
Strike @ 86.750
Exp. 04/07/2003	13,000	0

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	153

Schedule of Investments (Cont.)

Total Return Mortgage Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

5.500% due 04/14/2033
Strike @ 86.500 Exp.
04/07/2003	$18,000	$0

Total Purchased Put Options (Cost $4)		0

SHORT-TERM INSTRUMENTS 30.5%
Commercial Paper 28.8%
Alcon Capital Corp.
1.250% due 04/17/2003	10,000	9,994
Anz, Inc.
1.250% due 05/27/2003	2,000	1,996
Barclays U.S. Funding Corp.
1.253% due 05/06/2003	1,600	1,598
1.255% due 05/28/2003	1,500	1,497
CDC Commercial Paper Corp.
1.250% due 05/08/2003	10,500	10,486
Danske Corp.
1.250% due 04/30/2003	4,500	4,495
1.220% due 05/12/2003	800	799
Fannie Mae
1.230% due 07/01/2003	400	399
Federal Home Loan Bank
1.240% due 04/16/2003	950	949
Freddie Mac
1.272% due 05/22/2003	1,100	1,098
General Electric Capital Corp.
1.260% due 06/12/2003	2,500	2,494
HBOS Treasury Services PLC
1.260% due 04/22/2003	3,000	2,998
1.255% due 05/08/2003	1,800	1,798
1.250% due 05/14/2003	700	699
KFW International Finance, Inc.
1.240% due 06/12/2003	2,500	2,494
Nestle Capital Corp.
1.245% due 06/12/2003	2,000	1,995
Rabobank Nederland NV
1.390% due 04/01/2003	13,000	13,000
Royal Bank of Scotland PLC
1.240% due 05/02/2003	5,000	4,995
1.250% due 05/28/2003	4,000	3,992
Svenska Handelsbank, Inc.
1.250% due 04/22/2003	1,500	1,499
1.270% due 04/22/2003	4,000	3,997
UBS Finance, Inc.
1.390% due 04/01/2003	7,500	7,500
1.240% due 04/16/2003	700	700
1.215% due 04/21/2003	4,500	4,497

		85,969

Repurchase Agreement 1.6%
State Street Bank
1.050% due 04/01/2003	4,938	4,938

(Dated 03/31/2003. Collateralized by Freddie Mac 2.200% due 10/15/2004 valued at $5,038. Repurchase proceeds are $4,938.)
U.S. Treasury Bills 0.1%
1.123% due 05/08/2003-05/15/2003 (b)	395	395

Total Short-Term Instruments (Cost $91,301)		91,302

Total Investments 152.3% (Cost $453,556)		$455,097
Other Assets and Liabilities (Net) (52.3%)		$(156,213)

Net Assets 100.0%		$298,884

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Short sales open at March 31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

Government
National
Mortgage
Association	5.500	04/23/2033	$14,900	$15,296	$15,173
Government
National
Mortgage
Association	6.000	05/21/2033	28,000	29,129	29,038
Government
National
Mortgage
Association	6.500	04/23/2033	5,000	5,250	5,244
Freddie Mac	5.625	03/15/2011	6,700	7,477	7,366

				$57,152	$56,821

(d)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 8.180% and pay 0.000% based on 1-month LIBOR.
Counterparty: Morgan Stanley Dean Witter& Co. Exp. 09/18/2027	$3,000	$0
Receive floating rate based on 3-month LIBOR with 6.940% interest rate cap and pay a fixed amount equal to $119.
Counterparty: Lehman Brothers, Inc. Exp. 07/01/2011	3,000	(16)

		$16)

154	PIMCO Funds Annual Report I 3.31.03 I See accompanying notes

Notes to Financial Statements

March 31, 2003

1. Organization

PIMCO Funds: Pacific Investment Management Series (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 48 separate investment funds (the “Funds”). The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor class had not commenced operations as of March 31, 2003. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of the Trust. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the All Asset, CommodityRealReturn Strategy, Convertible, European Convertible, StocksPLUS, StocksPLUS Total Return and Strategic Balanced Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the All Asset, CommodityRealReturn Strategy, Convertible, European Convertible, StocksPLUS, StocksPLUS Total Return and Strategic Balanced Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange

3.31.03 I PIMCO Funds Annual Report	155

rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of each Fund, except the All Asset, CommodityRealReturn Strategy, Convertible, European Convertible, StocksPLUS, StocksPLUS Total Return and Strategic Balanced Funds, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the All Asset, CommodityRealReturn Strategy, Convertible, European Convertible, StocksPLUS, StocksPLUS Total Return and Strategic Balanced Funds are allocated daily to each class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. Certain Funds may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income in the Statements of Operations. If the counterparty to whom the Fund sells the security becomes insolvent, a Fund’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Fund with the proceeds of a financing transaction may not exceed transaction costs. The Fund will designate assets determined to be liquid by PIMCO or otherwise cover its obligations under financing transactions.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Options Contracts. Certain Funds may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with

156	PIMCO Funds Annual Report I 3.31.03

purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Forward Currency Transactions. Certain Funds may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Swap Agreements. Certain Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of miscellaneous income on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Loan Agreements. Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Short Sales. Certain Funds have entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Fund sells securities it does not own in anticipation

3.31.03 I PIMCO Funds Annual Report	157

of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Delayed Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Reverse Repurchase Agreements. Certain Funds are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. The Funds will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, except the Strategic Balanced Fund, at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.15% for the Money Market Fund; 0.20% for the All Asset2 and Short Duration Municipal Income Funds; 0.40% for the Convertible; Real Return Asset1 and StocksPLUS Funds; 0.45% for the Emerging Markets Bond Fund; 0.49% for the CommodityRealReturn Strategy and StocksPLUS Total Return Funds; 0.50% for the European Convertible Fund; and 0.25% for all other Funds.

[1]	Effective October 1, 2002, the investment advisory fee for the Real Return Asset Fund was reduced to an annual rate of 0.40%.

[2]	PIMCO has contractually agreed, for the All Asset Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrate Fees exceed 0.60%. PIMCO may recoup these waivers in future period, not exceed three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.

158	PIMCO Funds Annual Report I 3.31.03

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class’ average daily net assets. The Administration Fee for the Institutional Classes is charged at the annual rate of 0.18% for the Low Duration and Total Return Funds; 0.19% for the Short Duration Municipal Income Fund; 0.20% for the Moderate Duration, Money Market, Real Return1, Real Return II and Short-Term Funds; 0.22% for the California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds2; 0.24% for the Municipal Bond Fund3; 0.30% for the Global Bond and Global Bond II Funds; 0.40% for the Emerging Markets Bond Fund; and 0.25% for all other Funds. The Administration Fee for the Retail Classes is charged at an annual rate of 0.35% for the California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds; 0.45% for the Foreign Bond and Global Bond II Funds; 0.55% for the Emerging Markets Bond Fund; and 0.40% for all other Funds.4,5,6 The Administration Fee for Class D is charged at the annual rate of 0.25% for the Low Duration, Short-Term and Total Return Funds; 0.35% for the California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds; 0.45% for the Foreign Bond Fund; 0.55% for the Emerging Markets Bond Fund; and 0.40% for all other Funds4. The Administration Fee for Class R is charged at the annual rate of 0.45% for the Foreign Bond Fund; and 0.40% for all other Funds.

[1]	Effective October 1, 2001, the Fund’s Administrative Fee was reduced by 0.05% to 0.20% per annum.

[2]	Effective October 1, 2001, the Funds’ Administrative Fees were reduced by 0.02% to 0.22% per annum.

[3]	Effective October 1, 2001, the Fund’s Administrative Fee was reduced by 0.01% to 0.24% per annum.

[4]	Effective December 1, 2002, the Administrative Fee for the GNMA Fund was reduced by 0.10% to 0.40% per annum.

[5]	Effective January 1, 2003, the Administrative Fee for the Money Market and Short-Term Funds was increased by 0.05% to 0.40% per annum.

[6]	Effective November 7, 2002 through March 31, 2003, the Administrative Fee for the Money Market Fund Class B shares was voluntarily waived by 0.35% per annum by the Administrator.

Distribution and Servicing Fees. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to PAD was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2003.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates PAD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid PAD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)

Class A
Money Market Fund	—	0.10
All other Funds	—	0.25
Class B
All Funds	0.75	0.25
Class C
and StocksPLUS Funds	0.50	0.25
Short Duration Municipal Income and Short-Term Funds	0.30	0.25
Money Market Fund	—	0.10
All other Funds	0.75	0.25
Class D
All Funds	—	0.25
Class R
All Funds	0.25	0.25

PAD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2003 PAD received $64,218,097 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers,

3.31.03 I PIMCO Funds Annual Report	159

directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of All Asset, California Intermediate Municipal Bond, California Municipal Bond, Convertible, European Convertible, Investment Grade Corporate Bond, New York Municipal Bond, Real Return Asset, Real Return II, Short Duration Municipal Income and StocksPLUS Total Return Funds administrative fees to the extent that the payment of each Fund’s pro rata share of Trustee fees and organizational expenses cause the actual expense ratios to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Inst’l Class	Admn. Class	Class A	Class B	Class C	Class D

All Asset Fund	0.25%	0.25%	—	—	—	—
California Intermediate Municipal Bond Fund	0.47%	0.72%	0.90%	—	—	0.85%
California Municipal Bond Fund	0.47%	0.72%	0.90%	—	—	0.85%
CommodityRealReturn Strategy Fund	0.74%	0.99%	1.24%	1.99%	1.99%	1.24%
Convertible Fund	0.65%	0.90%	—	—	—	—
European Convertible Fund	0.75%	—	—	—	—	—
Investment Grade Corporate Bond Fund	0.50%	0.75%	—	—	—	—
New York Municipal Bond Fund	0.47%	—	0.90%	—	—	0.85%
Real Return Asset Fund	0.65%	—	—	—	—	—
Real Return Fund II	0.45%	—	—	—	—	—
Short Duration Municipal Income Fund	0.39%	0.64%	0.85%	—	1.15%	0.80%
StocksPLUS Total Return Fund	0.74%	—	—	—	—	—

PIMCO may be reimbursed for these waived amounts in future periods. Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2003, were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales

All Asset Fund	$0	$0	$197,909	$46,686
California Intermediate Municipal Bond Fund	9,556	19,089	165,543	124,994
California Municipal Bond Fund	0	112	37,280	34,697
CommodityRealReturn Strategy Fund	379,749	259,857	7,931	246
Convertible Fund	2,332	1,759	42,239	61,833
Emerging Markets Bond Fund	47,661	47,101	1,704,649	1,259,053
European Convertible Bond Fund	833	499	5,733	6,365
Foreign Bond Fund	8,417,132	8,489,600	1,121,531	705,751
Global Bond Fund	2,472,085	2,535,777	509,734	469,106
Global Bond Fund II	527,711	535,001	123,314	83,782
GNMA Fund	2,515,468	2,083,690	34,700	4,020
High Yield Fund	172,484	282,069	6,161,482	4,788,929
Investment Grade Corporate Bond Fund	42,830	41,241	125,322	112,222
Long Term U.S. Government Fund	2,880,081	2,809,633	240,578	95,492
Low Duration Fund	19,208,274	14,813,951	3,255,534	1,204,186
Low Duration Fund II	1,246,004	1,138,997	204,432	102,376
Low Duration Fund III	110,633	108,252	14,803	7,908
Moderate Duration Fund	4,099,703	4,076,509	519,290	258,088
Municipal Bond Fund	15,768	31,496	491,230	315,985
New York Municipal Bond Fund	0	0	33,186	22,557
Real Return Asset Fund	133,339	70,860	3,459	262
Real Return Fund	15,800,520	12,267,897	525,962	244,593
Real Return Fund II	28,304	30,970	597	0
Short Duration Municipal Income Fund	0	0	583,381	279,033
Short-Term Fund	756,611	671,928	1,904,017	1,119,632
StocksPLUS Fund	893,181	930,896	703,005	727,210
StocksPLUS Total Return Fund	7,234	5,360	1,222	165
Strategic Balanced Fund	0	0	19,353	46,693
Total Return Fund II	3,910,936	3,755,373	478,940	572,705
Total Return Fund III	1,488,450	1,489,430	313,634	319,340
Total Return Mortgage Fund	2,240,703	1,639,365	181,824	347,695

160	PIMCO Funds Annual Report I 3.31.03

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

	Foreign Bond Fund	Global Bond Fund	Global Bond Fund II	High Yield Fund	Investment Grade Corporate Bond Fund	Long-Term U.S. Government Fund
	Premium
Balance at 03/31/2002	$8,915	$3,815	$871	$1,149	$47	$186
Sales	8,032	2,559	616	28,663	0	7,800
Closing Buys	(6,953)	(2,450)	(596)	(10,745)	(2)	(1,612)
Expirations	(1,835)	(706)	(196)	(1,141)	(20)	(3,077)

Balance at 03/31/2003	$8,159	$3,218	$695	$17,926	$25	$3,297

	Low Duration Fund	Low Duration Fund II	Low Duration Fund III	Moderate Duration Fund	Real Return Fund	Short-Term Fund
	Premium
Balance at 03/31/2002	$25,640	$362	$184	$3,301	$0	$1,213
Sales	8,390	540	46	2,409	4,558	37,019
Closing Buys	(5,473)	(6)	(25)	(2,626)	(761)	(22,736)
Expirations	(20,366)	(367)	(160)	(2,159)	(1,194)	(3,010)

Balance at 03/31/2003	$8,191	$529	$45	$925	$2,603	$12,486

	StocksPLUS Fund	StocksPLUS Total Return Fund	Total Return Fund	Total Return Fund II	Total Return Fund III
	Premium
Balance at 03/31/2002	$2,886	$0	$316,125	$14,098	$7,011
Sales	2,665	9	178,912	8,391	4,129
Closing Buys	(477)	0	(33,706)	(1,304)	(705)
Expirations	(4,720)	(5)	(317,266)	(14,530)	(7,318)

Balance at 03/31/2003	$354	$4	$144,065	$6,655	$3,117

6. In-Kind Transactions

For the year ended March 31, 2003, the following Funds realized gains or losses from in-kind redemptions of approximately (amounts in thousands):

	Realized Gains	Realized Losses

Investment Grade Corporate Bond Fund	$1,639	$(198)

3.31.03 I PIMCO Funds Annual Report	161

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund		California Intermediate Municipal Bond Fund				California Municipal Bond Fund				CommodityRealReturn Strategy Fund
	Period from 07/31/2002 to 03/31/2003		Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002		Period from 06/28/2002 to 03/31/2003
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	15,611	$174,182	3,770	$38,932	5,454	$57,076	441	$4,612	796	$8,220	17,105	$208,023
Administrative Class	1	10	714	7,381	0	0	293	3,028	0	0	1	10
Other Classes	0	0	6,093	62,909	2,353	24,544	598	6,198	662	7,047	4,129	52,982

Issued as reinvestment of distributions
Institutional Class	97	1,056	412	4,250	542	5,621	45	467	81	835	167	1,923
Administrative Class	0	0	11	111	13	132	4	39	0	0	0	0
Other Classes	0	0	140	1,442	112	1,166	14	146	27	275	3	33

Cost of shares redeemed
Institutional Class	(2,122)	(23,791)	(3,683)	(38,028)	(6,021)	(63,750)	(554)	(5,738)	(1,066)	(11,071)	(9,646)	(124,933)
Administrative Class	0	0	(534)	(5,529)	(16)	(171)	(296)	(3,066)	0	0	0	0
Other Classes	0	0	(2,322)	(23,925)	(2,833)	(30,316)	(244)	(2,538)	(554)	(5,637)	(754)	(9,282)

Net increase (decrease) resulting from Fund share transactions	13,587	$151,457	4,601	$47,543	(396)	$(5,698)	301	$3,148	(54)	$(331)	11,005	$128,756

	Global Bond Fund				Global Bond Fund II				GNMA Fund
	Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	34,278	$332,780	4,694	$39,724	5,465	$55,470	536	$5,057	7,800	$86,115	4,943	$53,099
Administrative Class	5,597	53,200	993	8,527	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	4,632	45,846	986	9,512	25,417	281,721	6,937	74,554

Issued as reinvestment of distributions
Institutional Class	1,443	13,603	1,411	11,983	270	2,643	486	4,667	195	2,157	109	1,168
Administrative Class	98	924	19	157	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	70	684	83	792	541	5,965	77	824

Cost of shares redeemed
Institutional Class	(22,539)	(217,582)	(6,451)	(54,609)	(1,355)	(13,242)	(560)	(5,435)	(2,744)	(30,305)	(2,714)	(29,128)
Administrative Class	(2,661)	(25,210)	(552)	(4,727)	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	(1,389)	(13,770)	(455)	(4,344)	(8,640)	(95,879)	(1,075)	(11,492)

Net increase resulting from Fund share transactions	16,216	$157,715	114	$1,055	7,693	$77,631	1,076	$10,249	22,569	$249,774	8,277	$89,025

162	PIMCO Funds Annual Report I 3.31.03

	Convertible Fund				Emerging Markets Bond Fund				European Convertible Fund				Foreign Bond Fund
	Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003			Year Ended 03/31/2002	Year Ended 03/31/2003		Year Ended 03/31/2002
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	231	$2,167	134	$1,509	45,907	$426,153	17,325	$159,605	49	$482	0	$0	41,768	$442,284	18,659	$194,705
Administrative Class	0	0	0	0	5,271	50,418	1,303	12,302	0	0	0	0	3,001	31,919	1,076	11,206
Other Classes	1,037	9,887	872	9,807	34,925	327,863	7,365	69,095	0	0	0	0	35,202	373,286	13,733	142,837

Issued as reinvestment of distributions
Institutional Class	49	463	84	888	2,336	21,324	1,210	11,037	9	93	31	304	3,748	39,568	2,102	21,851
Administrative Class	0	0	0	0	144	1,319	130	1,181	0	0	0	0	163	1,716	81	843
Other Classes	34	317	70	734	838	7,680	129	1,198	0	0	0	1	1,617	17,064	697	7,259

Cost of shares redeemed
Institutional Class	(480)	(4,574)	(4,623)	(50,424)	(22,377)	(203,056)	(5,555)	(50,301)	(161)	(1,550)	0	0	(19,882)	(210,786)	(18,309)	(190,979)
Administrative Class	0	0	(27)	(293)	(3,475)	(32,834)	(1,142)	(10,725)	0	0	0	0	(2,265)	(24,091)	(734)	(7,612)
Other Classes	(3,029)	(29,181)	(1,217)	(13,550)	(15,491)	(141,685)	(1,043)	(9,795)	(1)	(10)	0	0	(13,889)	(147,311)	(7,595)	(79,054)

Net increase (decrease) resulting from Fund share transactions	(2,158)	$(20,921)	(4,707)	$(51,329)	48,078	$457,182	19,722	$183,597	(104)	$(985)	31	$305	49,463	$523,649	9,710	$101,056

	High Yield Fund				Investment Grade Corporate Bond Fund				Long-Term U.S. Government Fund				Low Duration Fund
	Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	229,900	$1,962,612	131,747	$1,242,136	7,227	$74,068	0	$0	27,555	$303,901	15,622	$168,745	514,408	$5,277,110	271,724	$2,746,458
Administrative Class	35,376	300,325	40,597	383,346	1	10	0	0	16,494	182,204	6,443	69,020	22,198	227,757	18,459	186,711
Other Classes	207,745	1,783,827	118,206	1,111,997	0	0	0	0	30,186	330,291	23,831	252,472	357,859	3,669,526	164,152	1,665,238

Issued as reinvestment of distributions
Institutional Class	15,342	130,836	9,541	90,010	226	2,323	67	695	2,638	28,644	1,962	20,428	24,593	251,974	20,135	203,560
Administrative Class	4,443	37,913	4,561	43,040	0	1	0	0	1,036	11,268	596	6,224	1,092	11,189	850	8,594
Other Classes	9,601	81,904	5,010	47,213	0	0	0	0	1,586	17,200	1,180	12,297	8,259	84,620	2,537	25,669

Cost of shares redeemed
Institutional Class	(142,011)	(1,204,928)	(57,600)	(542,560)	(5,856)	(61,362)	(2)	(20)	(20,692)	(226,405)	(14,850)	(156,445)	(246,208)	(2,522,004)	(265,102)	(2,679,138)
Administrative Class	(60,178)	(512,623)	(22,312)	(209,851)	0	0	0	0	(8,774)	(96,136)	(7,759)	(83,717)	(10,847)	(111,086)	(8,480)	(86,011)
Other Classes	(99,978)	(852,118)	(44,887)	(423,188)	0	0	0	0	(23,696)	(258,634)	(18,864)	(199,216)	(116,763)	(1,197,197)	(60,606)	(614,010)

Net increase (decrease) resulting from Fund share transactions	200,240	$1,727,748	184,863	$1,742,143	1,598	$15,040	65	$675	26,333	$292,333	8,161	$89,808	554,591	$5,691,889	143,669	$1,457,071

3.31.03 I PIMCO Funds Annual Report	163

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Low Duration Fund II				Low Duration Fund III				Moderate Duration Fund
	Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	34,395	$343,069	15,377	$152,623	2,959	$30,206	1,820	$18,296	64,839	$668,413	27,295	$277,410
Administrative Class	112	1,128	58	567	0	4	1	5	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0	0	0	0	0

Issued as reinvestment of distributions
Institutional Class	1,961	19,590	2,939	29,336	297	3,018	237	2,370	5,552	56,970	3,918	39,583
Administrative Class	4	36	1	5	0	1	0	1	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0	0	0	0	0

Cost of shares redeemed
Institutional Class	(25,716)	(256,211)	(45,261)	(453,578)	(2,590)	(26,265)	(675)	(6,758)	(43,139)	(442,902)	(12,425)	(125,254)
Administrative Class	(27)	(270)	(3)	(26)	0	(5)	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0	0	0	0	0

Net increase (decrease) resulting from Fund share transactions	10,729	$107,342	(26,889)	$(271,073)	666	$6,959	1,383	$13,914	27,252	$282,481	18,788	$191,739

	Real Return Fund				Real Return Fund II				Short Duration Municipal Income Fund
	Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Period from 02/28/2002 to 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	142,676	$1,578,139	87,805	$912,609	150	$1,588	1,600	$16,000	6,557	$66,983	2,123	$21,629
Administrative Class	28,074	309,605	29,126	303,160	0	0	0	0	70	711	0	0
Other Classes	374,995	4,159,702	195,004	2,034,105	0	0	0	0	35,053	357,904	45	460

Issued as reinvestment of distributions
Institutional Class	9,042	99,596	3,916	40,497	122	1,283	8	76	142	1,448	63	640
Administrative Class	1,991	21,858	599	6,188	0	0	0	0	0	4	0	0
Other Classes	11,830	130,492	3,011	31,101	0	0	0	0	219	2,226	0	1

Cost of shares redeemed
Institutional Class	(94,116)	(1,046,132)	(23,824)	(247,011)	(101)	(1,095)	0	0	(2,305)	(23,503)	(489)	(4,993)
Administrative Class	(31,049)	(345,496)	(5,671)	(59,738)	0	0	0	0	0	0	0	0
Other Classes	(140,411)	(1,564,469)	(51,833)	(536,568)	0	0	0	0	(9,471)	(96,593)	0	0

Net increase (decrease) resulting from Fund share transactions	303,032	$3,343,295	238,133	$2,484,343	171	$1,776	1,608	$16,076	30,265	$309,180	1,742	$17,737

164	PIMCO Funds Annual Report I 3.31.03

	Money Market Fund				Municipal Bond Fund				New York Municipal Bond Fund				Real Return Asset Fund
	Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Period from 11/12/2001 to 03/31/2002
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	388,622	$388,622	172,703	$172,703	11,249	$115,297	4,122	$41,696	216	$2,313	53	$575	5,673	$63,435	2,176	$ 21,061
Administrative Class	70,616	70,616	61,315	61,315	5,859	60,022	3,958	39,822	0	0	0	0	0	0	0	0
Other Classes	1,050,017	1,050,017	916,321	916,321	19,530	200,488	7,699	78,014	1,129	12,101	436	4,542	0	0	0	0

Issued as reinvestment of distributions
Institutional Class	1,633	1,633	4,385	4,385	277	2,833	178	1,794	7	73	28	294	175	1,855	9	83
Administrative Class	333	333	391	391	262	2,683	37	370	0	0	0	0	0	0	0	0
Other Classes	1,854	1,854	4,002	4,002	425	4,354	220	2,222	27	295	11	111	0	0	0	0

Cost of shares redeemed
Institutional Class	(360,923)	(360,923)	(208,710)	(208,710)	(6,776)	(69,635)	(1,498)	(15,142)	(210)	(2,240)	(156)	(1,680)	(1,671)	(18,622)	0	0
Administrative Class	(66,787)	(66,787)	(55,511)	(55,511)	(3,449)	(35,464)	(307)	(3,126)	0	0	0	0	0	0	0	0
Other Classes	(922,970)	(922,970)	(960,207)	(960,207)	(7,567)	(77,449)	(3,642)	(36,801)	(137)	(1,459)	(255)	(2,635)	0	0	0	0

Net increase (decrease) resulting from Fund share transactions	162,395	$162,395	(65,311)	$(65,311)	19,810	$203,129	10,767	$108,849	1,032	$11,083	117	$1,207	4,177	$46,668	2,185	$ 21,144

	Short-Term Fund				StocksPLUS Fund				StocksPLUS Total Return Fund		Strategic Balanced Fund
	Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002		Period from 06/28/2002 to 03/31/2003		Year Ended 03/31/2003		Year Ended 03/31/2002
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	192,819	$1,925,237	121,344	$1,218,044	14,680	$117,741	7,781	$79,926	1,326	$12,519	293	$2,790	353	$3,726
Administrative Class	21,284	212,385	32,592	326,512	14,789	118,398	4,895	49,369	0	0	373	3,440	134	1,409
Other Classes	141,141	1,408,571	158,246	1,588,251	13,021	102,870	8,342	83,448	0	0	947	8,942	873	9,166

Issued as reinvestment of distributions
Institutional Class	3,813	38,058	2,554	25,628	605	4,772	946	9,837	4	37	104	959	149	1,546
Administrative Class	830	8,281	201	2,016	239	1,848	129	1,306	0	0	6	54	4	39
Other Classes	2,445	24,399	1,348	13,523	477	3,658	744	7,611	0	0	56	514	47	487

Cost of shares redeemed
Institutional Class	(130,592)	(1,302,537)	(70,862)	(710,987)	(13,137)	(106,319)	(9,324)	(97,615)	(870)	(8,087)	(308)	(2,920)	(2,093)	(22,018)
Administrative Class	(25,389)	(252,969)	(4,227)	(42,322)	(6,694)	(51,956)	(423)	(4,295)	0	0	(83)	(771)	(34)	(335)
Other Classes	(104,820)	(1,045,137)	(61,277)	(614,934)	(21,890)	(176,162)	(14,699)	(146,106)	0	0	(3,785)	(34,623)	(715)	(7,472)

Net increase (decrease) resulting from Fund share transactions	101,531	$1,016,288	179,919	$1,805,731	2,090	$14,850	(1,609)	$(16,519)	460	$4,469	(2,397)	$(21,615)	(1,282)	$(13,452)

3.31.03 I PIMCO Funds Annual Report	165

7. Shares of Beneficial Interest (Cont.)

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Total Return Fund II				Total Return Fund III				Total Return Mortgage Fund
	Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	97,816	$1,016,256	50,201	$517,374	28,214	$265,683	14,157	$133,009	7,733	$83,163	882	$9,237
Administrative Class	7,011	72,989	6,286	65,036	416	3,950	135	1,252	549	5,890	815	8,400
Other Classes	0	0	0	0	0	0	0	0	22,034	236,892	6,054	63,840

Issued as reinvestment of distributions
Institutional Class	13,778	141,564	11,322	116,001	7,096	66,560	5,786	53,795	200	2,139	148	1,548
Administrative Class	904	9,282	749	7,675	12	113	56	518	43	465	8	83
Other Classes	0	0	0	0	0	0	0	0	550	5,892	154	1,607

Cost of shares redeemed
Institutional Class	(76,439)	(792,792)	(42,208)	(434,820)	(24,077)	(227,376)	(23,067)	(214,489)	(3,445)	(37,081)	(985)	(10,470)
Administrative Class	(6,009)	(62,223)	(3,552)	(36,732)	(70)	(662)	(1,287)	(11,864)	(23)	(246)	(4)	(35)
Other Classes	0	0	0	0	0	0	0	0	(7,613)	(82,084)	(1,707)	(18,132)

Net increase (decrease) resulting from Fund share transactions	37,061	$385,076	22,798	$234,534	11,591	$108,268	(4,220)	$(37,779)	20,028	$215,030	5,365	$56,078

8. Federal Income Tax Matters

As of March 31, 2003, the components of distributable taxable earnings were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Appreciation/ (Depreciation) on Derivatives and Foreign Currency Denominated Assets/Liabilities(1)	Other Book-to-Tax Accounting Differences(2)	Accumulated Capital Losses(3)	Post-October Deferral(4)
All Asset Fund	$1,263	$60	$0	$(9)	$0	$0
California Intermediate Municipal Bond Fund	304	0	(1)	(4)	(2)	(2,928)
California Municipal Bond Fund	14	57	(1)	(12)	0	(198)
CommodityRealReturn Strategy Fund	3,369	0	(215)	(169)	0	0
Convertible Fund	694	0	(1)	(4)	(24,668)	(202)
Emerging Markets Bond Fund	23,315	1,319	(1,988)	0	0	0
European Convertible Fund	306	0	(245)	(9)	(175)	(13)
Foreign Bond Fund	0	30,075	(111,644)	0	0	(9,387)
Global Bond Fund	11,110	15,791	(24,909)	0	0	(5,753)
Global Bond Fund II	0	8	(8,761)	0	0	(1,570)
GNMA Fund	3,353	6	(852)	0	0	0
High Yield Fund	0	0	(18,411)	0	(665,544)	(17,539)
Investment Grade Corporate Bond Fund	464	5	(28)	0	0	(77)
Long-Term U.S. Government Fund	3,535	11,896	(7,963)	0	0	0
Low Duration Fund	95,172	4,029	59	0	0	0
Low Duration Fund II	3,258	24	28	0	0	0
Low Duration Fund III	504	10	(1)	0	0	0
Moderate Duration Fund	11,593	953	(1,388)	0	0	0
Money Market Fund	19	3	0	0	0	0
Municipal Bond Fund	0	0	(38)	0	(6,846)	(2,492)
New York Municipal Bond Fund	0	33	1	(4)	0	(149)
Real Return Asset Fund	205	0	(152)	(7)	0	(15)
Real Return Fund	100,034	27,225	(14,500)	0	0	0
Real Return Fund II	668	0	4	(6)	0	0
Short Duration Municipal Income Fund	0	0	(23)	(4)	(19)	(5,359)
Short-Term Fund	2,624	33	(2,494)	0	0	(756)
StocksPLUS Fund	0	0	567	0	(468,732)	(2,306)
StocksPLUS Total Return Fund	25	0	0	(8)	0	(336)
Strategic Balanced Fund	1,154	0	0	0	(4,176)	(6,968)
Total Return Fund II	5,005	12,592	(4,419)	0	0	0
Total Return Fund III	12,670	6,387	(4,433)	0	0	0
Total Return Mortgage Fund	2,557	0	(346)	0	0	(59)

(1)	Adjusted for accelerated recognition of unrealized gain/(loss) or deferral of realized losses for certain options, futures, and foreign currency transactions.

(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, namely unamortized organizational costs.

(3)	Capital loss carryovers expire in varying amounts through March 31, 2011.

(4)	Capital losses realized during the period November 1, 2002 through March 31, 2003 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

166	PIMCO Funds Annual Report I 3.31.03

8. Federal Income Tax Matters (Cont.)

As of March 31, 2003, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (5)

All Asset Fund	$152,027	$1,739	$(1,864)	$(125)
California Intermediate Municipal Bond Fund	149,923	6,594	(845)	5,749
California Municipal Bond Fund	14,554	623	(162)	461
CommodityRealReturn Strategy Fund	138,774	1,910	(1,304)	606
Convertible Fund	14,447	300	(2,548)	(2,248)
Emerging Markets Bond Fund	869,198	33,377	(2,250)	31,127
European Convertible Fund	4,165	259	(80)	179
Foreign Bond Fund	1,750,241	175,557	(3,631)	171,926
Global Bond Fund	664,322	51,193	(1,943)	49,250
Global Bond Fund II	203,233	14,628	(406)	14,222
GNMA Fund	536,230	1,631	(936)	695
High Yield Fund	5,807,836	231,226	(298,063)	(66,837)
Investment Grade Corporate Bond Fund	23,293	596	(420)	176
Long-Term U.S. Government Fund	886,296	27,460	(4,644)	22,816
Low Duration Fund	13,930,547	159,603	(81,179)	78,424
Low Duration Fund II	503,903	8,518	(1,363)	7,155
Low Duration Fund III	64,975	1,104	(52)	1,052
Moderate Duration Fund	1,332,874	31,907	(4,031)	27,876
Money Market Fund	452,956	0	0	0
Municipal Bond Fund	377,641	17,095	(4,178)	12,917
New York Municipal Bond Fund	15,679	418	(92)	326
Real Return Asset Fund	98,861	3,169	(126)	3,043
Real Return Fund	7,824,473	378,542	(11,334)	367,208
Real Return Fund II	18,344	912	(20)	892
Short Duration Municipal Income Fund	332,943	4,348	(396)	3,952
Short-Term Fund	3,452,816	20,557	(15,579)	4,978
StocksPLUS Fund	797,716	5,138	(2,372)	2,766
StocksPLUS Total Return Fund	4,299	39	(4)	35
Strategic Balanced Fund	42,083	63	(10,478)	(10,415)
Total Return Fund II	2,406,645	51,892	(12,937)	38,955
Total Return Fund III	1,010,616	32,202	(6,693)	25,509
Total Return Mortgage Fund	453,534	1,929	(366)	1,563

(5)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, unamortized premium on convertible bonds, constructive sales, and differences in the timing of income recognition on certain bonds for federal income tax purposes.

3.31.03 I PIMCO Funds Annual Report	167

8. Federal Income Tax Matters (Cont.)

For the fiscal year ended March 31, 2003, the Funds made the following tax basis distributions (amounts in thousands):

	Ordinary Income Distributions (6)	Long-Term Capital Gains Distributions	Return of Capital (7)
All Asset Fund	$1,097	$0	$0
California Intermediate Municipal Bond Fund	6,591	427	0
California Municipal Bond Fund	701	0	0
CommodityRealReturn Strategy Fund	2,014	0	0
Convertible Fund	988	0	0
Emerging Markets Bond Fund	32,943	1,893	0
European Convertible Fund	93	0	0
Foreign Bond Fund	51,689	0	12,921
Global Bond Fund	17,688	0	0
Global Bond Fund II	2,897	860	0
GNMA Fund	9,858	432	0
High Yield Fund	349,279	0	0
Investment Grade Corporate Bond Fund	2,342	0	0
Long-Term U.S. Government Fund	33,529	32,036	0
Low Duration Fund	404,850	13,173	0
Low Duration Fund II	19,761	1,549	0
Low Duration Fund III	2,925	180	0
Moderate Duration Fund	58,502	3,400	0
Money Market Fund	3,831	0	0
Municipal Bond Fund	13,491	528	0
New York Municipal Bond Fund	370	150	0
Real Return Asset Fund	1,863	0	0
Real Return Fund	277,729	32,388	0
Real Return Fund II	1,284	0	0
Short Duration Municipal Income Fund	4,209	0	0
Short-Term Fund	80,364	6,401	0
StocksPLUS Fund	11,470	0	0
StocksPLUS Total Return Fund	25	11	0
Strategic Balanced Fund	1,716	0	0
Total Return Fund II	133,186	35,456	0
Total Return Fund III	66,965	7,530	0
Total Return Mortgage Fund	9,350	423	0

(6)	Includes short-term capital gains.

(7)	Return of capital distributions have been reclassified from undistributed net investment income to paid in capital to more appropriately conform financial accounting to tax accounting.

Net operating losses for the Foreign Bond Fund and the StockPLUS Fund in the amount of $41,722,539 and $76,809,772, respectively, have been reclassified from undistributed net investment income to paid in capital to more appropriately conform financial accounting to tax accounting.

Realized loss from in-kind redemptions in the Investment Grade Corporate Bond Fund have been reclassified from accumulated undistributed net capital gains to paid in capital to more appropriately conform financial accounting to tax accounting.

168	PIMCO Funds Annual Report I 3.31.03

Report of Independent Accountants

To the Trustees and Institutional and Administrative Class Shareholders of the PIMCO Funds:

Pacific Investment Management Series

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights for the Institutional and Administrative Class shares present fairly, in all material respects, the financial position of the All Asset Fund, California Intermediate Municipal Bond Fund, California Municipal Bond Fund, CommodityRealReturn Strategy Fund, Convertible Fund, Emerging Markets Bond Fund, European Convertible Fund, Foreign Bond Fund, Global Bond Fund, Global Bond Fund II, GNMA Fund, High Yield Fund, Investment Grade Corporate Bond Fund, Long-Term U.S. Government Fund, Low Duration Fund, Low Duration Fund II, Low Duration Fund III, Moderate Duration Fund, Money Market Fund, Municipal Bond Fund, New York Municipal Bond Fund, Real Return Asset Fund, Real Return Fund, Real Return Fund II, Short Duration Municipal Bond Fund, Short-Term Fund, StocksPLUS Fund, StocksPLUS Total Return Fund, Strategic Balanced Fund, Total Return Fund II, Total Return Fund III, and Total Return Mortgage Fund, (hereafter referred to as the “Funds”) at March 31, 2003, the results of each of their operations, the changes in each of their net assets and cash flows for the CommodityRealReturn Strategy Fund, Emerging Markets Bond Fund, Foreign Bond Fund, Global Bond Fund, Global Bond Fund II, Real Return Asset Fund and Real Return Fund, and the financial highlights of the Funds for the Institutional and Administrative Class shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2003 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 27, 2003OO

3.31.03 I PIMCO Funds Annual Report	169

Federal Income Tax Information (unaudited)

As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2003) regarding the status of the certain dividends paid or received.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund’s fiscal 2003 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below:

Convertible Fund	33.83%
Emerging Markets Bond Fund	0.02%
European Convertible Fund	0.44%
Foreign Bond Fund	0.31%
Global Bond Fund	0.31%
Global Bond Fund II	0.59%
High Yield Fund	1.33%
Low Duration Fund II	1.32%
Moderate Duration Fund	0.28%
StocksPLUS Fund	0.40%
Total Return Fund II	0.04%

For the benefit of shareholders of the California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds, this is to inform you that 95.71%, 99.54%, 98.97%, 99.25% and 100.00%, respectively, of the dividends paid by the Funds during its fiscal year qualify as exempt-interest dividends.

The California Municipal Bond has designated an additional $10,268 of capital gain distributions for federal income tax purposes.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2004, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2003.

170	PIMCO Funds Annual Report I 3.31.03

Trustees and Officers of the PIMCO Funds: Pacific Investment

Management Series (Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees
Brent R. Harris* (43) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO; Chairman and Director, . PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Chairman, Director and President, PIMCO Strategic Global Government Fund, Inc.; Director, PIMCO Luxembourg S.A.; and Board of Governors and Executive Committee, Investment Company Institute.	71	None

R. Wesley Burns* (43) President and Trustee	07/1987 to present (since 11/1997 as Trustee)	Director, PIMCO; President and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; President and Trustee, PIMCO Variable Insurance Trust; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.; Director, PIMCO Funds: Global Investors Series plc; and Director, PIMCO Global Advisors (Ireland) Limited. Formerly, Managing Director, PIMCO and Executive Vice President, PIMCO Funds: Multi-Manager Series.	70	None

Independent Trustees
Guilford C. Babcock (71) Trustee	04/1987 to present	Professor of Finance Emeritus, University of Southern California; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, San Marino Community Church.	70	Director, Growth Fund of America and Fundamental Investors Fund of the Capital Group.

E. Philip Cannon (62) Trustee	03/2000 to present	Proprietor, Cannon & Company, an affiliate of Inverness Management LLC, (a private equity investment firm); President, Houston Zoo; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO Funds: Multi-Manager Series. Formerly, Headmaster, St. John’s School, Houston, Texas.	114	None

Vern O. Curtis (68) Trustee	02/1995 to present	Private Investor; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust.	70	Director, Public Storage Business Parks, Inc., (a Real Estate Investment Trust); and Director, Fresh Choice, Inc. (restaurant company).

J. Michael Hagan (63) Trustee	03/2000 to present	Private Investor and Business Consultant; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Freedom Communications; Director, Remedy Temp (staffing); Director, Saint Gobain Corporation(manufacturing); Member of the Board of Regents, Santa Clara University; and Member of the Board, Taller San Jose. Formerly, Chairman and CEO, Furon Company (manufacturing).	70	Director, Ameron International(manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

Thomas P. Kemp (72) Trustee	04/1987 to present	Private Investor; Vice Chairman, Board of Regents, Pepperdine University; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust.	70	Chairman, OneTouch Technologies Corp. (electronic systems for long term care facilities).

William J. Popejoy (65) Trustee	07/1993 to 02/1995 and 08/1995 to present	Managing Member, Pacific Capital Investors; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust. Formerly, Director, California State Lottery.	70	Director, First Century Financial Corporation.

*	Each of Mr. Harris and Mr. Burns is an “interested person” of the Fund (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.

**	Trustees serve until their successors are duly elected and qualified.

3.31.03 I PIMCO Funds Annual Report	171

Trustees and Officers of the PIMCO Funds: Pacific Investment

Management Series (Unaudited) (Cont.)

Officers of the Trust

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Gregory A. Bishop (41) Senior Vice President	02/2003 to present	Senior Vice President, PIMCO.

William H. Gross (58) Senior Vice President	04/1987 to present	Managing Director and Chief Investment Officer, PIMCO.

Raymond C. Hayes (58) Senior Vice President	02/1995 to present (since 02/2003 as Senior Vice President)	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Margaret Isberg (46) Senior Vice President	02/1996 to present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO.

Steven P. Kirkbaumer (47) Senior Vice President	02/2003 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John S. Loftus (43) Senior Vice President	02/2001 to present	Managing Director, PIMCO.

James F. Muzzy (63) Senior Vice President	04/1987 to present (since 02/2003 as Senior Vice President)	Managing Director, PIMCO.

Douglas J. Ongaro (42) Senior Vice President	08/1995 to present (since 02/2003 as Senior Vice President)	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Mark A. Romano (44) Senior Vice President	02/1998 to present (since 02/2003 as Senior Vice President)	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Jeffrey M. Sargent (40) Senior Vice President	02/1993 to present (since 02/1999 as Senior Vice President)	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Leland T. Scholey (50) Senior Vice President	02/1996 to present	Senior Vice President, PIMCO.

William S. Thompson, Jr. (57) Senior Vice President	11/1993 to present (since 02/2003 as Senior Vice President	Managing Director and Chief Executive Officer, PIMCO.

Jim Johnstone (38) Vice President	02/2002 to present	Vice President, PIMCO. Formerly, Vice President, Fidelity Investments.

Thomas J. Kelleher, III (52) Vice President	02/1998 to present	Vice President, PIMCO.

Kevin D. Kuhner (37) Vice President	02/2003 to present	Vice President, PIMCO. Formerly, Account Manager, PIMCO.

Henrik P. Larsen (33) Vice President	02/1999 to present	Vice President, PIMCO. Formerly, Manager, PIMCO.

Andre J. Mallegol, III (36) Vice President	02/1998 to present	Vice President, PIMCO.

***	The Officers of the Fund are re-appointed annually by the Board of Trustees.

172	PIMCO Funds Annual Report I 3.31.03

Officers of the Trust (Cont.)

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Gail Mitchell (53) Vice President	02/2003 to present	Vice President, PIMCO. Formerly, Account Manager, PIMCO.

Bruce P. Pflug (44) Vice President	02/2003 to present	Senior Vice President, PIMCO.

David J. Pittman (55) Vice President	02/1998 to present	Vice President, PIMCO.

Scott M. Spalding (33) Vice President	02/2002 to present	Vice President, PIMCO. Formerly, associated with PacificCare Healthcare Systems.

Christina L. Stauffer (39) Vice President	02/2003 to present	Vice President, PIMCO. Formerly, Account Manager, PIMCO and a vice president of client services and marketing with Transamerica Investment Management.

Michael J. Willemsen (43) Vice President	11/1988 to present (since 02/2002 as Vice President)	Vice President, PIMCO. Formerly, Manager, PIMCO.

Garlin G. Flynn (56) Secretary	08/1995 to present	Specialist, PIMCO.

John P. Hardaway (45) Treasurer	08/1990 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Erik C. Brown (35) Assistant Treasurer	02/2001 to present	Vice President, PIMCO. Formerly, tax consultant with Deloitte & Touche LLP and PricewaterhouseCoopers LLP.

***	The Officers of the Fund are re-appointed annually by the Board of Trustees.

3.31.03 I PIMCO Funds Annual Report	173

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174	PIMCO Funds Annual Report I 3.31.03

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3.31.03 I PIMCO Funds Annual Report	175

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176	PIMCO Funds Annual Report I 3.31.03

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Advisors Distributors LLC

840 Newport Center Drive

Newport Beach, CA 92660

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

National Financial Data Services

330 W. 9th Street, 4th Floor

Kansas City, MO 64105

Counsel

Dechert

1775 Eye Street, N.W.

Washington, D.C. 20006-2401

Independent Accountants

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Funds, which contains information covering its investment policies as well as other pertinent information.

P I M C O

F U N D S

Annual Report for the PIMCO Total Return Fund is printed separately.

840 Newport Center Drive

Newport Beach, CA 92660

15-20316-02

Pacific Investment

Management Series

Share Classes

A    B    C

SHORT DURATION BOND FUNDS

Money Market Fund

Short-Term Fund

Low Duration Fund

MORTGAGE-BACKED BOND FUNDS

GNMA Fund

Total Return Mortgage Fund

LONG DURATION BOND FUNDS

Long-Term

U.S. Government Fund

INTERNATIONAL BOND FUNDS

Global Bond Fund II

Foreign Bond Fund

Emerging Markets Bond Fund

HIGH YIELD BOND FUNDS

High Yield Fund

REAL RETURN STRATEGY FUNDS

CommodityRealReturn

Strategy Fund

Real Return Fund

EQUITY-RELATED FUNDS

StocksPLUS Fund

Annual Reports for the PIMCO Total Return Fund and

the PIMCO Municipal Bond Funds are printed separately.

Chairman’s Letter

Dear Shareholder:

The bond market showed consistent strength over the past year as equities struggled to recover from a long and painful downturn. With a sluggish economy and war in Iraq, it is understandable that investors have continued to be drawn to the relative stability of bonds.

To be sure, many of the PIMCO Bond Funds in this report have delivered solid relative performance: most have beaten their benchmarks. But past performance is no guarantee of future results, and it remains critical for investors to maintain a diversified portfolio. Just as it was important for investors not to ignore bonds when equities were performing favorably, it is important for them to maintain an allocation to stocks and other asset classes today. We encourage you to work with your financial advisor to develop an asset allocation strategy based on your goals, age and risk tolerance.

In December, we increased the number of funds we offer when we introduced PIMCO CommodityRealReturn Strategy Fund. The Fund offers access to the diversification and inflation-hedging potential of commodities.

If you have any questions concerning this report or your investment, please contact your financial advisor. You can also call PIMCO Advisors at 1-800-426-0107 or visit www.pimcoadvisors.com.

As always, we thank you for the trust you’ve placed in us.

Sincerely,

Brent R. Harris

Chairman of the Board

April 30, 2003

03.31.03 I PIMCO Bond Funds Annual Report	3

A REAL RETURN STRATEGY FUND

PIMCO CommodityRealReturn Strategy Fund

•	PIMCO CommodityRealReturn Strategy Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments.

•	For the nine months since its inception on June 28, 2002, PIMCO CommodityRealReturn Strategy Fund Class A Shares returned 28.97%, versus 14.94% for the Dow Jones-AIG Commodity Index Total Return (“DJAIGCITR”).

•	The Fund invested the collateral backing its commodity derivatives positions primarily in TIPS, implementing a “double real”TM strategy.

•	The primary source of outperformance was that TIPS significantly outperformed the Treasury bill rate embedded in the benchmark.

•	An overweight to intermediate maturity TIPS was positive for performance as the real yield curve steepened significantly.

•	The Fund kept its commodity exposure at benchmark levels.

•	For the nine-month period, the primary driver of returns to the DJAIGCITRI was an increase in energy prices. Natural gas returns were positive due to supply concerns. Crude oil prices were higher due to market tightness and worries leading up to the eventual war in the Middle East.

AVERAGE ANNUAL TOTAL RETURN  For periods ended 3/31/03

	1 year	5 year	10 year	Inception (6/28/02)

PIMCO CommodityRealReturn Strategy Fund Class A	—	—	—	28.97%

PIMCO CommodityRealReturn Strategy Fund Class A (adjusted)	—	—	—	21.88%

PIMCO CommodityRealReturn Strategy Fund Class B	—	—	—	28.34%

PIMCO CommodityRealReturn Strategy Fund Class B (adjusted)	—	—	—	23.34%

PIMCO CommodityRealReturn Strategy Fund Class C (adjusted)	—	—	—	26.05%

Dow Jones-AIG Commodity Index Total Return	—	—	—	14.94%

Lipper Specialty/Miscellaneous Fund Average	—	—	—	—

CHANGE IN VALUE  For periods ended 3/31/03

Past performance is no guarantee of future results.

4	PIMCO Bond Funds Annual Report I 03.31.03

AN INTERNATIONAL BOND FUND

PIMCO Emerging Markets Bond Fund

•	PIMCO Emerging Markets Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed income instruments of issuers that are economically tied to countries with emerging securities markets.

•	The Fund’s Class A Shares returned 15.65% for the 1-year period ended March 31, 2003, outperforming the 13.99% return of the benchmark J.P. Morgan EMBI Global over the same period.

•	For the 1-year period ending March 31, 2003, emerging markets were subject to fluid global economic conditions and uncertainties regarding policy continuity due to the heavy election calendar.

•	The Fund’s focus on countries with improving credit fundamentals and avoidance of troubled credits added to returns.

•	An overweight in Brazil was a significant positive for returns, as newly elected President Lula provided further indications of his commitment to fiscal and monetary discipline.

•	Underweight positions in Venezuela and Turkey added to relative performance as financial and economic fragilities in these countries deepened.

AVERAGE ANNUAL TOTAL RETURN  For periods ended 3/31/03

	1 year	5 year	10 year	Inception (7/31/97)

PIMCO Emerging Markets Bond Fund Class A	15.65%	13.56%		12.43%

PIMCO Emerging Markets Bond Fund Class A (adjusted)	10.44%	12.52%		11.52%

PIMCO Emerging Markets Bond Fund Class B	14.79%	12.70%		11.58%

PIMCO Emerging Markets Bond Fund Class B (adjusted)	9.79%	12.46%		11.47%

PIMCO Emerging Markets Bond Fund Class C (adjusted)	13.78%	12.74%		11.61%

J.P. Morgan Emerging Markets Bond Global Index	13.99%	7.81%		—

J.P. Morgan Emerging Markets Bond Index Plus	15.36%	7.67%		—

Lipper Emerging Markets Debt Fund Average	12.23%	6.91%		—

CHANGE IN VALUE  For periods ended 3/31/03

Past performance is no guarantee of future results.

03.31.03 I PIMCO Bond Funds Annual Report	5

AN INTERNATIONAL BOND FUND

PIMCO Foreign Bond Fund

•	PIMCO Foreign Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	The Fund’s Class A Shares returned 9.10% for the 1-year period ended March 31, 2003, outperforming the 8.79% return of the J.P. Morgan Non-U.S. Index (Hedged).

•	An overweight in core European bonds relative to U.S. Treasuries detracted from returns, as investors flocked to the relative safety of Treasuries.

•	An underweight to longer maturities in the U.K. relative to longer maturity European bonds enhanced returns as their already relatively low yields were prevented from falling further due to concerns about additional issuance.

•	An underweight to Japanese bonds was positive for returns, as low yields and an expected increase in bond issuance prevented yields from falling as much as other developed global markets.

•	An allocation to real return bonds added to performance as prospects for the U.S. economy worsened while inflation expectations increased.

AVERAGE ANNUAL TOTAL RETURN  For periods ended 3/31/03

	1 year	5 year	10 year	Inception (12/2/92)

PIMCO Foreign Bond Fund Class A	9.10%	6.76%	8.77%	8.98%

PIMCO Foreign Bond Fund Class A (adjusted)	4.19%	5.78%	8.27%	8.50%

PIMCO Foreign Bond Fund Class B	8.36%	5.98%	8.21%	8.45%

PIMCO Foreign Bond Fund Class B (adjusted)	3.36%	5.66%	8.21%	8.45%

PIMCO Foreign Bond Fund Class C (adjusted)	7.33%	5.96%	7.97%	8.18%

J.P. Morgan Non-U.S. Index (Hedged)	8.79%	7.04%	8.45%	—

Lipper International Income Fund Average	21.01%	5.37%	7.12%	—

CHANGE IN VALUE  For periods ended 3/31/03

Past performance is no guarantee of future results.

6	PIMCO Bond Funds Annual Report I 03.31.03

AN INTERNATIONAL BOND FUND

PIMCO Global Bond Fund II

•	PIMCO Global Bond Fund II seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed income instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	The Fund’s Class A Shares returned 11.25% for the 1-year period ended March 31, 2003, outperforming the 10.30% return of the J.P. Morgan Global Index (Hedged).

•	An overweight in core European bonds relative to U.S. Treasuries detracted from returns, as investors flocked to the relative safety of Treasuries.

•	An underweight to longer maturities in the U.K. relative to longer maturity European bonds enhanced returns as their already relatively low yields were prevented from falling further due to concerns about additional issuance.

•	An underweight to Japanese bonds was positive for returns, as low yields and an expected increase in bond issuance prevented yields from falling as much as other developed global markets.

•	An allocation to real return bonds added to performance as prospects for the U.S. economy worsened while inflation expectations increased.

AVERAGE ANNUAL TOTAL RETURN  For periods ended 3/31/03

	1 year	5 year	10 year	Inception (10/2/95)

PIMCO Global Bond Fund II Class A	11.25%	6.81%	—	8.61%

PIMCO Global Bond Fund II Class A (adjusted)	6.24%	5.83%	—	7.94%

PIMCO Global Bond Fund II Class B	10.42%	6.02%	—	7.83%

PIMCO Global Bond Fund II Class B (adjusted)	5.42%	5.70%	—	7.83%

PIMCO Global Bond Fund II Class C (adjusted)	9.42%	6.01%	—	7.78%

J.P. Morgan Global Index (Hedged)	10.30%	7.16%	—	—

Lipper Global Income Fund Average	15.34%	4.52%	—	—

CHANGE IN VALUE  For periods ended 3/31/03

Past performance is no guarantee of future results.

03.31.03 I PIMCO Bond Funds Annual Report	7

A MORTGAGE-BACKED BOND FUND

PIMCO GNMA Fund

•	PIMCO GNMA Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”).

•	The Fund’s Class A Shares trailed the Lehman Brothers GNMA Index for the 1-year period ended March 31, 2003, returning 8.17%, versus 8.46% for the Index.

•	The Fund’s greater-than-benchmark duration added to performance as rates declined across the maturity spectrum during the course of the year.

•	An underweight to the 15-year sector was negative as these issues provided relatively stable cash flows in the low mortgage rate environment.

•	Holdings of asset-backed bonds were negative for performance as credit events related to Conseco and National Century Financial Enterprises weighed on the sector.

•	The focus on 30-yr 6.5% issues was negative as lower coupons outperformed during the period.

•	Buying mortgage forwards and investing the purchase amount at relatively high short-term rates added to returns.

•	Prepayment continues to remain at unprecedented rates, but investor concerns about extension risk remain.

•	Financial institutions have played a key role in absorbing the supply of MBS over the past several quarters. Their willingness to be purchasers has influenced mortgage performance.

AVERAGE ANNUAL TOTAL RETURN  For periods ended 3/31/03

	1 year	5 year	10 year	Inception (7/31/97)

PIMCO GNMA Fund Class A	8.17%	7.71%		7.80%

PIMCO GNMA Fund Class A (adjusted)	3.32%	6.72%		6.93%

PIMCO GNMA Fund Class B	7.35%	6.87%		6.97%

PIMCO GNMA Fund Class B (adjusted)	2.35%	6.56%		6.84%

PIMCO GNMA Fund Class C (adjusted)	6.35%	6.88%		6.98%

Lehman Brothers GNMA Index	8.46%	7.17%		—

Lipper GNMA Fund Average	8.28%	6.33%		—

CHANGE IN VALUE  For periods ended 3/31/03

Past performance is no guarantee of future results.

8	PIMCO Bond Funds Annual Report I 03.31.03

A HIGH YIELD BOND FUND

PIMCO High Yield Fund

•	PIMCO High Yield Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least B by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

•	The Fund’s Class A Shares returned 5.18% for the annual period ended March 31, 2003, compared to 2.64% for the Merrill Lynch U.S. High Yield BB-B Rated Index. The Fund also outperformed the Lipper High Current Yield Fund category average, which returned 2.71%.

•	The Fund’s exposure to BBB rated issues helped relative returns as these issues significantly outperformed the lower quality tiers.

•	An overweight to telecom, with an emphasis on large-cap companies, contributed to returns as credits across the quality spectrum continued their positive trend for the sixth consecutive month.

•	An underweight to the transportation sector and a focus on secured Enhanced Equipment Trust Certificates (“EETCs”) added to returns as airlines came under additional pressure with the bankruptcy filings of UAL and US Air in late 2002, and more recently with the onset of war.

•	As the utility sector was the top performer in the first quarter of 2003, an underweight here detracted from relative performance.

•	Modest holdings of emerging market bonds were a significant contributor to outperformance as attractive yield premiums and improving economic fundamentals more than offset the sector’s risk.

AVERAGE ANNUAL TOTAL RETURN  For periods ended 3/31/03

	1 year	5 year	10 year	Inception (12/15/92)

PIMCO High Yield Fund Class A	5.18%	2.86%	7.35%	7.79%

PIMCO High Yield Fund Class A (adjusted)	0.45%	1.92%	6.86%	7.31%

PIMCO High Yield Fund Class B	4.40%	2.09%	6.81%	7.25%

PIMCO High Yield Fund Class B (adjusted)	-0.45%	1.81%	6.81%	7.25%

PIMCO High Yield Fund Class C (adjusted)	3.43%	2.09%	6.57%	7.00%

Merrill Lynch U.S. High Yield BB-B Rated Index	2.64%	1.85%	6.28%	—

Lipper High Current Yield Fund Average	2.71%	-1.02%	4.54%	—

CHANGE IN VALUE  For periods ended 3/31/03

Past performance is no guarantee of future results.

03.31.03 I PIMCO Bond Funds Annual Report	9

A LONG DURATION BOND FUND

PIMCO Long-Term U.S. Government Fund

•	PIMCO Long-Term U.S. Government Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises.

•	The Fund’s Class A Shares outperformed the benchmark Lehman Brothers Long-Term Treasury Index, returning 21.25% for the year ended March 31, 2003, compared to 20.42% for the Index.

•	The Fund also outperformed the Lipper General U.S. Government Fund category average, which returned 10.87%.

•	The Fund’s duration, or sensitivity to interest rates, averaged slightly below the Index and detracted from Fund performance as rates decreased significantly during the period.

•	A focus on intermediate maturities more than offset the Fund’s duration as rates rallied most along this part of the yield curve.

•	An emphasis on longer duration structured mortgages added to performance as mortgage risk premiums declined.

•	Modest exposure to high quality, intermediate and long maturity agency bonds enhanced returns as they enjoyed one of their best years of performance amid spread tightening and a flight to relatively safe assets.

•	A gradual increase in longer duration corporates enhanced returns when spreads narrowed as risk appetites revived in the second half of the year.

•	An allocation to real return bonds was a slight negative as nominal Treasuries outperformed inflation protected issues.

AVERAGE ANNUAL TOTAL RETURN  For periods ended 3/31/03

	1 year	5 year	10 year	Inception (7/1/91)

PIMCO Long-Term U.S. Government Fund Class A	21.25%	9.05%	9.14%	10.94%

PIMCO Long-Term U.S. Government Fund Class A (adjusted)	15.80%	8.05%	8.64%	10.51%

PIMCO Long-Term U.S. Government Fund Class B	20.35%	8.24%	8.57%	10.45%

PIMCO Long-Term U.S. Government Fund Class B (adjusted)	15.35%	7.94%	8.57%	10.45%

PIMCO Long-Term U.S. Government Fund Class C (adjusted)	19.35%	8.24%	8.34%	10.13%

Lehman Brothers Long-Term Treasury Index	20.42%	8.66%	8.82%	—

Lipper General U.S. Government Fund Average	10.87%	6.44%	6.18%	—

CHANGE IN VALUE  For periods ended 3/31/03

Past performance is no guarantee of future results.

10	PIMCO Bond Funds Annual Report I 03.31.03

A SHORT DURATION BOND FUND

PIMCO Low Duration Fund

•	PIMCO Low Duration Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.

•	The Fund’s Class A Shares returned 7.56% for the annual period ended March 31, 2003, outperforming the Merrill Lynch 1-3 year Treasury Index return of 6.37%. The Fund also outperformed its Lipper peer group average, which was 5.38%.

•	The Fund maintained an above-benchmark duration for most of the period, which added to performance. Yields fell dramatically across the curve in response to significant economic weakness.

•	Our broader-than-Index maturity distribution had a negative impact on performance as the two-year portion of the curve performed best.

•	An emphasis on mortgage-backed securities was positive for performance as mortgages outperformed Treasuries.

•	The Fund’s corporate holdings were positive for performance. The sector’s yield advantage allowed it to outperform despite a high level of economic uncertainty and sustained volatility.

•	Developed non-U.S. holdings detracted from performance.

AVERAGE ANNUAL TOTAL RETURN  For periods ended 3/31/03

	1 year	5 year	10 year	Inception (5/11/87)

PIMCO Low Duration Fund Class A	7.56%	6.15%	6.14%	7.27%

PIMCO Low Duration Fund Class A (adjusted)	4.34%	5.50%	5.82%	7.06%

PIMCO Low Duration Fund Class B	6.76%	5.36%	5.58%	6.92%

PIMCO Low Duration Fund Class B (adjusted)	1.76%	5.03%	5.58%	6.92%

PIMCO Low Duration Fund Class C (adjusted)	6.03%	5.62%	5.62%	6.74%

Merrill Lynch 1-3 Year Treasury Index	6.37%	6.22%	5.87%	—

Lipper Short Investment Grade Debt Fund Average	5.38%	5.49%	5.38%	—

CHANGE IN VALUE  For periods ended 3/31/03

Past performance is no guarantee of future results.

03.31.03 I PIMCO Bond Funds Annual Report	11

A SHORT DURATION BOND FUND

PIMCO Money Market Fund

•	PIMCO Money Market Fund seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

•	The Fund’s Class A shares returned 1.08% for the annual period ended March 31, 2003, underperforming the Salomon 3-Month Treasury Bill Index return of 1.56%.

•	The Fund, which has an Aaa money market fund rating by Moody’s Investors Service, emphasizes high quality commercial paper, shorter-term agency and high quality corporate debt issues due to strong liquidity, attractive yields and limited credit risks.

•	High quality (A1/P1) commercial paper yields fell approximately 0.70% for three-month maturities, partially reflecting a Federal Reserve rate decrease of 0.50%.

•	Three-month commercial paper yields relative to Treasuries narrowed by 0.05% to approximately 0.11% on March 31, 2003.

•	The SEC 7-day and 30-day yields for the Class A were 0.64% and 0.63%, respectively as of March 31, 2003.

AVERAGE ANNUAL TOTAL RETURN  For periods ended 3/31/03

	1 year	5 year	10 year	Inception (3/1/91)

PIMCO Money Market Fund Class A	1.08%	3.86%	4.19%	4.16%

PIMCO Money Market Fund Class B	0.25%	2.99%	3.57%	3.62%

PIMCO Money Market Fund Class C	1.08%	3.88%	4.21%	4.17%

Salomon 3-Month Treasury Bill Index	1.56%	4.09%	4.46%	—

Lipper Money Market Fund Average	0.86%	3.69%	4.13%	—

CHANGE IN VALUE  For periods ended 3/31/03

Past performance is no guarantee of future results.

12	PIMCO Bond Funds Annual Report I 03.31.03

A REAL RETURN STRATEGY FUND

PIMCO Real Return Fund

•	PIMCO Real Return Fund seeks its investment objective by investing under normal circumstances at least 65% of its total assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations with quality and non-U.S. issuer restrictions.

•	For the 12 months ended March 31, 2003, the Class A Shares of the Real Return Fund returned 17.46%, versus 18.11% for the Lehman Brothers Global Real: U.S. TIPS Index.

•	Real yields decreased by 1.45% over the past 12 months, compared to a decrease of 1.72% for conventional U.S. Treasury issues of similar maturities.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 1.82% at March 31, 2003 for the 10-year maturity. This compares to a breakeven yield of 2.09% on March 31, 2002. The 12-month CPI-U change for the last report as of March 31, 2003, was 2.98%.

•	The effective duration of the Fund was 7.56 years on March 31, 2003, compared to a duration of 7.60 years for the benchmark.

•	The Fund’s duration was longer than that of the benchmark for most of the first eight months of the period, which was positive for performance as real yields dropped.

•	The Fund’s duration was shorter than the benchmark for the last four months of the period, which was a negative for performance as yields fell.

•	The Fund maintained a modest barbell strategy for the entire 12-month period, which was negative for performance compared to the benchmark as yields on short maturity TIPS fell further than yields on long maturity TIPS.

•	The Fund’s yield was improved by using a combination of TIPS buy-forward agreements and low duration, high quality conventional yield debt instruments. The steepness of the real yield curve made this an attractive option for the Fund.

AVERAGE ANNUAL TOTAL RETURN  For periods ended 3/31/03

	1 year	5 year	10 year	Inception (1/29/97)

PIMCO Real Return Fund Class A	17.46%	9.80%	—	8.61%

PIMCO Real Return Fund Class A (adjusted)	13.94%	9.13%	—	8.08%

PIMCO Real Return Fund Class B	16.59%	8.99%	—	7.81%

PIMCO Real Return Fund Class B (adjusted)	11.59%	8.70%	—	7.81%

PIMCO Real Return Fund Class C (adjusted)	15.88%	9.26%	—	8.07%

Lehman Brothers Global Real: U.S. TIPS Index	18.11%	9.19%	—	—

Lipper Intermediate U.S. Treasury Fund Average	16.32%	8.19%	—	—

CHANGE IN VALUE  For periods ended 3/31/03

Past performance is no guarantee of future results.

03.31.03 I PIMCO Bond Funds Annual Report	13

A SHORT DURATION BOND FUND

PIMCO Short-Term Fund

•	PIMCO Short-Term Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.

•	The Fund’s Class A Shares returned 3.18% for the annual period ended March 31, 2003, outperforming the Salomon 3-Month Treasury Bill Index return of 1.56%.

•	An above-Index duration boosted returns as short-term interest rates fell significantly.

•	Mortgage-backed holdings provided an attractive source of yield and positive price performance during 2002 and 2003.

•	The Fund’s investment-grade corporate holdings slightly enhanced performance due to a revival in investor risk appetite during the latter half of 2002 and the first quarter of 2003. This was slightly offset by concerns surrounding corporate profitability and disclosure practices during 2002.

•	Limited holdings of U.S. dollar-denominated emerging markets bonds had a positive impact on performance as economic fundamentals continued to improve.

•	An allocation to real return bonds was positive as most real yields fell amid strong demand from investors.

•	Asset-backed bonds helped returns, providing yields that exceeded short-term Treasuries.

AVERAGE ANNUAL TOTAL RETURN  For periods ended 3/31/03

	1 year	5 year	10 year	Inception (10/7/87)

PIMCO Short-Term Fund Class A	3.18%	4.80%	5.26%	5.73%

PIMCO Short-Term Fund Class A (adjusted)	1.11%	4.38%	5.05%	5.60%

PIMCO Short-Term Fund Class B	2.42%	4.03%	4.73%	5.38%

PIMCO Short-Term Fund Class B (adjusted)	-2.58%	3.69%	4.73%	5.38%

PIMCO Short-Term Fund Class C (adjusted)	1.87%	4.49%	4.95%	5.42%

Salomon 3-Month Treasury Bill Index	1.56%	4.09%	4.46%	—

Lipper Ultra-Short Obligations Fund Average	2.76%	4.74%	4.91%	—

CHANGE IN VALUE  For periods ended 3/31/03

Past performance is no guarantee of future results.

14	PIMCO Bond Funds Annual Report I 03.31.03

AN ENHANCED INDEX STOCK FUND

PIMCO StocksPLUS Fund

•	PIMCO StocksPLUS Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments.

•	Investors fled to safe assets amid worries about sluggish growth, corporate scandals and geopolitical uncertainty. Most sectors of the bond market fared well whereas most stock market indexes experienced significant declines.

•	The S&P 500 Index posted a total return of –24.76% for the 12-months ended March 31, 2003. The StocksPLUS Fund Class A Shares delivered a total return of –22.82%, outperforming the S&P 500 Index.

•	A longer relative duration and broader exposure to the yield curve allowed the Fund to benefit from price appreciation associated with falling interest rates; the upward slope of the yield curve also resulted in the capture of attractive yield premium.

•	Mortgage backed securities provided an attractive source of yield and enhanced the Fund’s credit quality.

•	Corporate fixed-income holdings were positive overall for performance due to high relative yield premiums and stable price performance.

•	Modest holdings of upper-tier emerging market bonds helped performance as the sector benefited from improving issuer fundamentals, higher commodity prices and significant cash inflows.

AVERAGE ANNUAL TOTAL RETURN  For periods ended 3/31/03

	1 year	5 year	10 year	Inception (5/13/93)

PIMCO StocksPLUS Fund Class A	–22.82%	–3.40%	—	9.32%

PIMCO StocksPLUS Fund Class A (adjusted)	–25.13%	–3.99%	—	8.98%

PIMCO StocksPLUS Fund Class B	–23.32%	–4.10%	—	8.74%

PIMCO StocksPLUS Fund Class B (adjusted)	–27.10%	–4.35%	—	8.74%

PIMCO StocksPLUS Fund Class C (adjusted)	–23.90%	–3.87%	—	8.78%

S&P 500 Index	–24.76%	–3.77%	—	—

Lipper Large-Cap Core Fund Average	–25.78%	–5.00%	—	—

CHANGE IN VALUE  For periods ended 3/31/03

Past performance is no guarantee of future results.

03.31.03 I PIMCO Bond Funds Annual Report	15

A MORTGAGE-BACKED BOND FUND

PIMCO Total Return Mortgage Fund

•	PIMCO Total Return Mortgage Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related fixed income instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls).

•	The Fund’s Class A Shares outperformed the Lehman Brothers Mortgage Index for the year ended March 31, 2003, returning 9.04%, versus 8.68% for the Index.

•	The Fund’s greater-than-benchmark duration added to performance as rates declined across the maturity spectrum over the course of the year.

•	A modest allocation to GNMA II ARMs added to returns for most of the year as they provided attractive yields relative to their short durations; however, in the recent quarter, historically low mortgage rates prompted record refinancing activity, including investors moving out of ARMs and into fixed-rate pass-throughs.

•	A focus on the 15-Year FNMA sector added to returns as investors preferred the relatively stable cash flows offered by these securities.

•	An emphasis on lower coupons helped protect against rapid prepayments and contributed positively to performance for the period.

•	Buying mortgage forwards and investing the purchase amount at relatively high short-term rates added to returns.

•	Prepayment continues to remain at unprecedented rates, but investor concerns about extension risk remain.

•	Financial institutions have played a key role in absorbing the supply of MBS over the past several quarters. Their willingness to be purchasers has influenced mortgage performance.

AVERAGE ANNUAL TOTAL RETURN  For periods ended 3/31/03

	1 year	5 year	10 year	Inception (7/31/97)

PIMCO Total Return Mortgage Fund Class A	9.04%	7.66%	—	7.90%

PIMCO Total Return Mortgage Fund Class A (adjusted)	4.11%	6.67%	—	7.03%

PIMCO Total Return Mortgage Fund Class B	8.27%	6.86%	—	7.10%

PIMCO Total Return Mortgage Fund Class B (adjusted)	3.27%	6.55%	—	6.97%

PIMCO Total Return Mortgage Fund Class C (adjusted)	7.23%	6.85%	—	7.10%

Lehman Brothers Mortgage Index	8.68%	7.19%	—	—

Lipper U.S. Mortgage Fund Average	8.18%	6.34%	—	—

CHANGE IN VALUE  For periods ended 3/31/03

Past performance is no guarantee of future results.

03.31.03 I PIMCO Bond Funds Annual Report	16

Footnotes

Past performance is no guarantee of future results. Investment return and the value of an investor’s shares will fluctuate and may be worth more or less than original cost when redeemed. The average annual total return measures performance assuming that all dividend and capital gain distributions were reinvested. Returns shown do not reflect the deduction of taxes that a shareholder would pay (i) on fund distributions or (ii) the redemption of fund shares. Emerging Markets Bond & Real Return Bond Fund Inst’l shares and retail shares commenced operations on the same day, 7/97 and 1/97, respectively. Returns for the remaining PIMS Funds represent the blended performance of the Fund’s retail shares (Class A, B or C) and the prior performance of the Fund’s Institutional shares, adjusted, as necessary, to reflect retail share current sales charges and different operating expenses. The retail shares were first offered in January 1997 for StocksPLUS, Short-Term, Money Market, Low Duration, Long-Term U.S. Gov’t, High Yield and Foreign Bond. Total Return Mortgage Fund was first offered in 8/00, Global Bond II in 10/95, GNMA in 6/01 and CommodityRealReturn in 12/02. Returns for Class A Shares adjusted include the effect of the 4.5% maximum initial sales charge for the PIMS Funds except for Low Duration, Real Return & StocksPLUS which includes a 3% maximum initial sales charge, Short-Term Bond Fund which includes a 2% maximum initial sales charge and CommodityRealReturn which includes a 5.5% maximum initial sales charge. Returns for Class B Shares include the effect of paying the contingent deferred sales charge (CDSC), which declines from 5% in the first year to 0% at the beginning of the seventh year. Returns for Class C Shares have a 1% CDSC, which may apply in the first year of ownership. Returns for Class A Shares, which apply to the CommodityRealReturn Strategy Fund, have a 1% initial sales charge and a 1% CDSC, which may apply in the first 18 months of ownership. The credit quality of the investment in the portfolio does not apply to the stability or safety of the fund. The Growth of $10,000 does include the effect of the maximum initial sales charge only associated with Class A Shares. The Lipper Averages are calculated by Lipper, Inc. It is the total return performance average of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges. An investment in a (the) fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. In addition, it is possible to lose money on investments in a (the) fund. PIMCO Advisors Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.pimcoadvisors.com, 1-888-87-PIMCO.

03.31.03 I PIMCO Bond Funds Annual Report	17

Schedule of Investments

CommodityRealReturn Strategy Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 5.1%
Banking & Finance 4.8%
CIT Group, Inc.
2.630% due 01/09/2004(a)	$3,600	$3,613
Ford Motor Credit Co.
3.227% due 10/25/2004(a)	200	191
General Motors Acceptance Corp.
2.088% due 01/20/2004(a)	2,200	2,189
Studio Re Ltd.
6.500% due 07/07/2006(a)	250	250
Travelers Property Casualty Corp.
3.750% due 03/15/2008	100	100

		6,343

Industrials 0.3%
DaimlerChrysler North America Holding Corp.
7.750% due 06/15/2005	100	110
Pemex Project Funding Master Trust
7.375% due 12/15/2014	250	257

		367

Total Corporate Bonds & Notes (Cost $6,709)		6,710

U.S. TREASURY OBLIGATIONS 94.2%
Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007	5,791	6,373
3.625% due 01/15/2008	4,358	4,879
3.875% due 01/15/2009	35,449	40,400
4.250% due 01/15/2010	14,038	16,420
3.500% due 01/15/2011	1,044	1,172
3.375% due 01/15/2012	2,302	2,575
3.000% due 07/15/2012	2,147	2,337
3.625% due 04/15/2028	28,239	33,198
3.875% due 04/15/2029	14,090	17,327

Total U.S. Treasury Obligations (Cost $123,859)		124,681

SOVEREIGN ISSUES 0.8%
United Mexican States
6.375% due 01/16/2013	1,000	1,003

Total Sovereign Issues (Cost $976)		1,003

SHORT-TERM INSTRUMENTS 5.2%
Commercial Paper 4.7%
Fannie Mae
1.230% due 07/01/2003	3,500	3,490
Freddie Mac
1.180% due 05/13/2003	2,700	2,696
HBOS Treasury Services PLC
1.250% due 04/02/2003	100	100

		6,286

Repurchase Agreement 0.5%
State Street Bank
1.050% due 04/01/2003	700	700

(Dated 03/31/2003. Collateralized by Freddie Mac 2.050% due 01/28/2005 valued at $717. Repurchase proceeds are $700.)
Total Short-Term Instruments (Cost $6,985)		6,986

Total Investments 105.3% (Cost $138,529)		$139,380
Other Assets and Liabilities (Net) (5.3%)		(7,033)

Net Assets 100.0%		$132,347

Notes to Schedule of Investments (amounts in thousands):

(a) Variable rate security. The rate listed is as of March 31, 2003.

(b) Principal amount of security is adjusted for inflation.

(c) Short sales open at March 31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note	4.250	01/15/2010	$10,150	$11,872	$11,648
U.S. Treasury Note	3.000	11/15/2007	1,000	1,014	1,011
U.S. Treasury Note	4.000	11/15/2012	1,000	1,015	1,027

				$13,901	$13,686

(d) Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized Appreciation

Receive total return on Dow Jones—AIG Commodity Index and pay a floating rate based on 1-month Treasury Bill rate plus 0.680%.
Counterparty: AIG International, Inc. Exp. 04/30/2003	$115,000	$0
Receive total return on Dow Jones—AIG Commodity Index and pay a floating rate based on 1-month Treasury Bill rate plus 0.750%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 04/30/2003	15,000	0

		$0

18	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Schedule of Investments

Emerging Markets Bond Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

BERMUDA 0.0%
IMEXA Export Trust
10.625% due 12/31/2005	$42	$25

Total Bermuda (Cost $42)		25

BRAZIL 25.7%
Republic of Brazil
2.562% due 04/15/2006 (a)	$21,840	19,957
11.250% due 07/26/2007	1,000	937
11.500% due 03/12/2008	3,250	2,998
2.625% due 04/15/2009 (a)	22,603	17,856
14.500% due 10/15/2009	540	546
12.000% due 04/15/2010	1,000	910
11.000% due 01/11/2012	4,710	4,015
8.000% due 04/15/2014	119,436	94,653
12.750% due 01/15/2020	2,250	1,968
2.562% due 04/15/2024 (a)	1,100	742
6.000% due 04/15/2024	11,667	8,378
8.875% due 04/15/2024 (b)	3,350	2,177
8.875% due 04/15/2024	500	321
10.125% due 05/15/2027 (b)	7,650	5,431
12.250% due 03/06/2030 (b)	5,625	4,669
11.000% due 08/17/2040 (b)	36,244	27,274

Total Brazil (Cost $181,231)		192,832

BULGARIA 0.6%
Republic of Bulgaria
2.187% due 07/28/2011 (a)	$1,920	1,824
2.187% due 07/28/2012 (a)	1,375	1,320
2.687% due 07/28/2024 (a)	1,050	1,013

Total Bulgaria (Cost $3,853)		4,157

CAYMAN ISLANDS 1.3%
OUB Sovereign Emerging Market CBO—II Ltd.
2.150% due 05/12/2009 (a)	$10,000	10,008

Total Cayman Islands (Cost $10,006)		10,008

CHILE 2.9%
Republic of Chile
5.625% due 07/23/2007	$4,505	4,771
6.875% due 04/28/2009	710	787
7.125% due 01/11/2012 (b)	6,165	6,908
5.500% due 01/15/2013	9,340	9,423

Total Chile (Cost $21,440)		21,889

COLOMBIA 6.6%
Republic of Colombia
7.625% due 02/15/2007	$1,750	1,737
9.750% due 04/23/2009	4,250	4,420
10.000% due 01/23/2012	1,000	1,030
10.750% due 01/15/2013	19,450	20,617
11.750% due 02/25/2020	2,000	2,190
10.375% due 01/28/2033	19,860	19,612

Total Colombia (Cost $47,929)		49,606

CROATIA 0.2%
Republic of Croatia
2.187% due 07/31/2010 (a)	$1,486	1,479

Total Croatia (Cost $1,478)		1,479

DOMINICAN REPUBLIC 0.2%
Dominican Republic
9.500% due 09/27/2006	$1,070	1,144

Total Dominican Republic (Cost $1,136)		1,144

ECUADOR 2.2%
Republic of Ecuador
12.000% due 11/15/2012	$3,380	2,456
6.000% due 08/15/2030 (a)	6,700	3,538
6.000% due 08/15/2030 (b)	20,175	10,572

Total Ecuador (Cost $14,966)		16,566

EL SALVADOR 0.3%
Republic of El Salvador
8.500% due 07/25/2011	$2,040	2,261

Total El Salvador (Cost $2,180)		2,261

MALAYSIA 2.3%
Petronas Capital Ltd.
7.000% due 05/22/2012	$5,000	5,412
7.875% due 05/22/2022	3,000	3,184
Republic of Malaysia
8.750% due 06/01/2009	4,400	5,397
7.500% due 07/15/2011 (b)	3,390	3,915

Total Malaysia (Cost $17,658)		17,908

MEXICO 18.7%
Banco Nacional de Comercio Exterior
7.250% due 02/02/2004	$200	209
Banco Nacional de Obras
9.625% due 11/15/2003	500	525
Pemex Project Funding Master Trust
8.500% due 02/15/2008	1,000	1,134
9.125% due 10/13/2010	100	117
8.000% due 11/15/2011	2,350	2,580
7.375% due 12/15/2014	4,380	4,506
8.625% due 02/01/2022	17,214	18,204
Telefonos de Mexico S.A.
8.250% due 01/26/2006	1,000	1,124
United Mexican States
9.750% due 04/06/2005	50	58
8.500% due 02/01/2006	1,500	1,736
9.875% due 02/01/2010	9,620	11,929
8.375% due 01/14/2011 (b)	13,745	15,864
7.500% due 01/14/2012	4,301	4,700
6.375% due 01/16/2013	1,400	1,403
6.625% due 03/03/2015	2,500	2,506
11.375% due 09/15/2016 (b)	27,000	37,159
8.125% due 12/30/2019 (b)	1,770	1,908
8.000% due 09/24/2022 (b)	14,250	14,948
11.500% due 05/15/2026 (b)	4,055	5,636
8.300% due 08/15/2031 (b)	12,700	13,684
United Mexican States Value Recovery Right
0.000% due 06/30/2003 (a)	17,596	80
0.000% due 06/30/2004 (a)	19,094	87
0.000% due 06/30/2005 (a)	19,094	67
0.000% due 06/30/2006 (a)	19,094	15
0.000% due 06/30/2007 (a)	17,325	3

Total Mexico (Cost $134,380)		140,182

MOROCCO 0.4%
Kingdom of Morocco
2.562% due 01/05/2009	$935	869
2.562% due 01/05/2009 (a)	750	698
Morroco Restructured
2.750% due 01/01/2009 (a)	1,480	1,376

Total Morocco (Cost $2,871)		2,943

PANAMA 5.7%
Republic of Panama
8.250% due 04/22/2008	$3,190	3,405
9.625% due 02/08/2011	5,665	6,414
9.375% due 07/23/2012	5,647	6,254
9.375% due 07/23/2012 (b)	7,720	8,531
2.750% due 07/17/2016 (a)	2,027	1,662
10.750% due 05/15/2020	500	581
9.375% due 01/16/2023	6,620	6,984
8.875% due 09/30/2027	8,580	8,816
9.375% due 04/01/2029	175	192

Total Panama (Cost $40,577)		42,839

PERU 4.4%
Republic of Peru
9.125% due 02/21/2012	$2,571	2,719
9.875% due 02/06/2015	9,300	10,044
4.500% due 03/07/2017	11,319	9,013
5.000% due 03/07/2017	13,128	11,126

Total Peru (Cost $31,894)		32,902

POLAND 0.5%
Republic of Poland
6.000% due 10/27/2014	$2,444	2,450
3.750% due 10/27/2024 (b)	1,190	1,019

Total Poland (Cost $3,350)		3,469

RUSSIA 17.2%
Russian Federation
8.750% due 07/24/2005	$20	22
10.000% due 06/26/2007	1,200	1,416
8.250% due 03/31/2010	7,000	7,735
11.000% due 07/24/2018	1,950	2,574
12.750% due 06/24/2028 (b)	2,100	3,122
5.000% due 03/31/2030	132,056	114,446

Total Russia (Cost $123,080)		129,315

SOUTH AFRICA 0.2%
Republic of South Africa
9.125% due 05/19/2009	$300	366
7.375% due 04/25/2012	695	784

Total South Africa (Cost $1,041)		1,150

SOUTH KOREA 3.6%
Export-Import Bank Korea
7.100% due 03/15/2007	$2,000	2,198
Hanvit Bank
12.750% due 03/01/2010 (a)	5,000	5,712
Republic of Korea
8.875% due 04/15/2008	16,000	19,261

Total South Korea (Cost $27,166)		27,171

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	19

Schedule of Investments (Cont.)

Emerging Markets Bond Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

TUNISIA 2.5%
Banque Centrale De Tunisie
7.375% due 04/25/2012 (b)	$17,335	$18,678

Total Tunisia (Cost $17,992)		18,678

UKRAINE 0.7%
Republic of Ukraine
11.000% due 03/15/2007	$4,984	5,438

Total Ukraine (Cost $5,162)		5,438

UNITED STATES 0.2%
Corporate Bonds & Notes 0.2%
Korea Development Bank
5.500% due 11/13/2012	$1,000	994
Petroleos Mexicanos
9.375% due 12/02/2008	250	291

Total United States (Cost $1,273)		1,285

SHORT-TERM INSTRUMENTS 23.6%
Commercial Paper 21.8%
Anz, Inc.
1.240% due 05/05/2003	$12,000	11,986
1.250% due 05/27/2003	800	798
Barclays U.S. Funding Corp.
1.253% due 05/06/2003	5,000	4,994
1.255% due 06/04/2003	8,000	7,982
Danske Corp.
1.280% due 04/08/2003	4,000	3,999
1.250% due 04/30/2003	8,000	7,992
Fannie Mae
1.710% due 04/09/2003	7,100	7,097
1.230% due 05/14/2003	12,000	11,982
1.290% due 05/14/2003	28,350	28,306
1.290% due 05/21/2003	7,000	6,988
Freddie Mac
1.240% due 04/17/2003	6,000	5,997
1.225% due 05/30/2003	18,000	17,964
General Electric Capital Corp.
1.260% due 06/12/2003	5,000	4,988
1.250% due 06/25/2003	800	798
HBOS Treasury Services PLC
1.255% due 05/08/2003	8,000	7,990
National Australia Funding, Inc.
1.280% due 04/03/2003	10,200	10,199
Nestle Capital Corp.
1.245% due 06/12/2003	4,500	4,489
UBS AG
1.280% due 04/07/2003	1,150	1,150
1.180% due 04/10/2003	14,000	13,996
Westpac Capital Corp.
1.280% due 05/14/2003	4,000	3,994

		163,689

Repurchase Agreement 1.4%
State Street Bank
1.050% due 04/01/2003	10,393	10,393

(Dated 03/31/2003. Collateralized by Federal Home Loan Bank 4.125% due 01/14/2005 valued at $10,602. Repurchase proceeds are $10,393.)
U.S. Treasury Bills 0.4%
1.150% due 05/08/2003-05/15/2003 (c)	3,000	2,996

Total Short-Term Instruments (Cost $177,077)		177,078

Total Investments 120.0% (Cost $867,782)		$900,325
Other Assets and Liabilities (Net) (20.0%)		(149,991)

Net Assets 100.0%		$750,334

Notes to Schedule of Investments (amounts in thousands):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Security, or a portion thereof, subject to financing transaction.

(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d)	Short sales open at March 31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

Republic of Venezuela	2.875	12/18/2007	$8,810	$6,123	$6,449

(e)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 9.050% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014.
Counterparty: Goldman Sachs & Co. Exp. 09/27/2003	$2,000	$53
Receive a fixed rate equal to 8.250% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 10.125% due 05/15/2027.
Counterparty: Credit Suisse First Boston Exp. 03/11/2009	14,000	(2,531)
Receive a fixed rate equal to 1.500% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 4.500% due 03/07/2017.
Counterparty: Credit Suisse First Boston Exp. 04/24/2003	2,500	0
Receive a fixed rate equal to 1.900% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 5.000% due 03/07/2017.
Counterparty: J.P. Morgan Chase & Co. Exp. 05/01/2003	2,000	1
Receive a fixed rate equal to 7.850% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 2.563% due 04/15/2006.
Counterparty: Goldman Sachs & Co. Exp. 05/09/2004	3,000	10
Receive a fixed rate equal to 1.750% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: J.P. Morgan Chase & Co. Exp. 05/24/2003	5,000	4
Receive a fixed rate equal to 1.200% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 2.250% due 06/17/2016.
Counterparty: J.P. Morgan Chase & Co. Exp. 05/24/2003	3,000	0
Receive a fixed rate equal to 1.570% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 05/29/2003	1,500	1
Receive a fixed rate equal to 1.820% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	3,000	15
Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 8.250% due 09/19/2027.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003	750	0
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/16/2003	850	2
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 01/22/2005	1,500	7
Receive a fixed rate equal to 1.310% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/29/2005	500	3
Receive a fixed rate equal to 2.840% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/06/2013	5,400	(13)

20	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Receive a fixed rate equal to 2.800% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Credit Suisse First Boston Exp. 01/16/2013	$4,000	$(22)
Receive a fixed rate equal to 2.250% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	15
Receive a fixed rate equal to 0.700% and the Fund will pay to the counterparty at par in the event of default of Republic of Croatia 2.188% due 07/31/2010.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	1
Receive a fixed rate equal to 1.400% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003	750	1
Receive a fixed rate equal to 0.950% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 07/23/2012.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	(3)
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of Republic of South Africa 9.125% due 05/19/2009.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	2
Receive a fixed rate equal to 0.000% and the Fund will pay to the counterparty at par in the event of default of Republic of Brazil 8.000% due 04/15/2004.
Counterparty: J.P. Morgan Chase & Co. Exp. 07/03/2003	2,000	125
Receive a fixed rate equal to 0.000% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 05/31/2030.
Counterparty: Credit Suisse First Boston Exp. 05/05/2003	16,000	15

		$(2,314)

(f)	Principal amount denoted in indicated currency:

MP—Mexican Peso

(g)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation

Buy	MP	25,957	06/2003	$71	$0	$71
Buy		61,719	09/2003	167	0	167

				$238	$0	$238

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	21

Schedule of Investments

Foreign Bond Fund

March 31, 2003

	Principal Amount (000s)		Value (000s)

AUSTRALIA (k)(l) 0.8%
Commonwealth of Australia
10.000% due 10/15/2007 (a)	A$	750	$547
Crusade Global Trust
1.670% due 05/15/2021 (b)		$5,048	5,054
Homeside Mortgage Securities Trust
1.560% due 01/20/2027 (b)		1,231	1,226
Medallion Trust
1.610% due 07/12/2031 (b)		2,536	2,540
Torrens Trust
1.540% due 07/15/2031 (b)		1,224	1,225

Total Australia (Cost $10,496)			10,592

AUSTRIA (k)(l) 1.1%
Republic of Austria
5.000% due 07/15/2012	EC	12,700	14,853

Total Austria (Cost $14,088)			14,853

BELGIUM (k)(l) 1.6%
Kingdom of Belgium
7.000% due 11/21/2004	EC	183,200	5,298
6.250% due 03/28/2007		1,400	1,709
7.500% due 07/29/2008		10,500	13,738

Total Belgium (Cost $18,333)			20,745

CANADA (k)(l) 4.0%
Commonwealth of Canada
5.250% due 09/01/2003	C$	40	438
5.500% due 06/01/2009		17,400	12,302
5.500% due 06/01/2010		17,300	12,187
6.000% due 06/01/2011		35,400	25,630
Newcourt Credit Group, Inc.
7.125% due 12/17/2003		$2,000	2,067

Total Canada (Cost $51,410)			52,624

CAYMAN ISLANDS (k)(l) 0.9%
MBNA Master Credit Card Trust
2.823% due 05/19/2004 (b)	EC	8,100	8,834
Redwood Capital II Ltd.
4.380% due 01/01/2004 (b)		$2,500	2,494
SHL Corp. Ltd.
0.755% due 12/25/2024 (b)	JY	63,069	532

Total Cayman Islands (Cost $11,620)			11,860

CHILE 0.2%
Republic of Chile
6.875% due 04/28/2009		$750	840
5.500% due 01/15/2013		1,200	1,211

Total Chile (Cost $2,015)			2,051

DENMARK (k)(l) 0.5%
Nykredit
6.000% due 10/01/2029	DK	23,789	3,584
Unikredit Realkredit
6.000% due 07/01/2029		21,728	3,279

Total Denmark (Cost $5,050)			6,863

FRANCE (k)(l) 8.1%
Axa S.A.
3.750% due 01/01/2017	EC	828	$914
France Telecom S.A.
0.458% due 06/19/2003 (b)	JY	700,000	5,874
1.013% due 07/16/2003 (b)		270,000	2,260
Republic of France
5.250% due 04/25/2008	EC	47,000	55,902
4.000% due 04/25/2009		8,250	9,245
4.000% due 10/25/2009		30,070	33,567

Total France (Cost $85,469)			107,762

GERMANY (k)(l) 24.5%
Deutsche Telekom AG
1.673% due 03/10/2004 (b)	JY	200,000	1,668
DSL Bank AG
7.250% due 08/07/2007 (b)	BP	3,000	5,283
Hypothekenbank in Essen AG
5.500% due 02/20/2007	EC	1,690	1,995
Landesbank Baden-
Wuerttemberg AG
5.500% due 04/02/2007		440	521
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		1,430	1,656
Republic of Germany
6.000% due 01/05/2006 (a)		18,100	21,459
5.000% due 02/17/2006 (a)		4,000	4,638
6.250% due 04/26/2006 (a)		35,400	42,511
4.500% due 08/18/2006 (a)		28,800	33,061
4.125% due 07/04/2008 (b)		1,950	2,211
4.500% due 07/04/2009 (a)		5,785	6,644
5.250% due 07/04/2010 (a)		30,000	35,830
5.000% due 07/04/2011		100	117
6.250% due 01/04/2024 (a)		11,180	14,585
6.500% due 07/04/2027 (a)		75,260	101,751
5.625% due 01/04/2028 (a)		8,400	10,202
6.250% due 01/04/2030 (a)		19,700	25,968
5.500% due 01/04/2031 (a)		13,900	16,692

Total Germany (Cost $255,359)			326,792

GREECE (k)(l) 0.1%
Hellenic Republic
4.700% due 05/19/2003 (b)	EC	293	319
5.220% due 06/17/2003 (b)		315	344
4.660% due 10/23/2003 (b)		1,103	1,220

Total Greece (Cost $2,213)			1,883

IRELAND (k)(l) 0.3%
Emerald Mortgages PLC
2.898% due 04/30/2028 (b)	EC	3,532	3,845

Total Ireland (Cost $3,106)			3,845

ITALY (k)(l) 7.4%
First Italian Auto Transaction
3.720% due 07/01/2008 (b)	EC	5,530	5,942
Republic of Italy
7.750% due 11/01/2006 (a)		5,700	7,219
4.500% due 05/01/2009 (a)		69,210	79,262
5.250% due 08/01/2011		3,400	4,042
Siena Mortgage SpA
3.516% due 02/07/2037 (b)		1,500	1,633
Upgrade SpA
3.200% due 12/31/2035 (b)		1,000	1,089

Total Italy (Cost $77,481)			99,187

JAPAN (k)(l) 8.4%
Government of Japan
1.900% due 12/21/2009 (a)	JY	110,000	$1,020
1.500% due 12/20/2011 (a)		7,461,000	67,778
1.300% due 09/20/2012		3,870,000	34,558
2.600% due 03/20/2019		550,000	5,771
1.900% due 09/20/2022 (a)		270,000	2,594

Total Japan (Cost $107,107)			111,721

LUXEMBOURG (k)(l) 0.3%
Hellenic Finance
2.000% due 07/15/2003 (b)	EC	1,600	1,787
Tyco International Group S.A.
4.375% due 11/19/2004		2,170	2,277
6.750% due 02/15/2011		$8	8

Total Luxembourg (Cost $3,961)			4,072

MEXICO (k)(l) 1.0%
Bancomext Trust
8.000% due 08/05/2003		$390	399
Petroleos Mexicanos
8.850% due 09/15/2007		1,040	1,206
9.375% due 12/02/2008		1,290	1,506
United Mexican States
4.000% due 03/11/2004	JY	130,000	1,132
6.375% due 01/16/2013		$8,250	8,271
11.375% due 09/15/2016		500	688
8.000% due 09/24/2022		610	640

Total Mexico (Cost $13,293)			13,842

NETHERLANDS (k)(l) 1.3%
Deutsche Telekom International Finance BV
8.250% due 06/15/2005		$1,700	1,874
8.000% due 06/15/2010		1,300	1,528
Kingdom of Netherlands
6.000% due 01/15/2006	EC	12,000	14,227

Total Netherlands (Cost $14,993)			17,629

NEW ZEALAND (k)(l) 0.3%
Commonwealth of New Zealand
4.500% due 02/15/2016 (c)	N$	5,130	3,537

Total New Zealand (Cost $3,130)			3,537

PANAMA 0.2%
Republic of Panama
9.625% due 02/08/2011		$1,600	1,806
9.375% due 07/23/2012		450	497
9.375% due 01/16/2023		830	876

Total Panama (Cost $2,900)			3,179

PERU 0.6%
Republic of Peru
9.125% due 02/21/2012		$5,900	6,239
5.000% due 03/07/2017		2,016	1,709

Total Peru (Cost $7,299)			7,948

22	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)		Value (000s)

SPAIN (k)(l) 4.9%
Hipotebansa Mortgage Securitization Fund
2.976% due 01/18/2018 (b)	EC	2,878	$3,151
2.986% due 07/18/2022 (b)		3,056	3,322
Kingdom of Spain
5.150% due 07/30/2009		37,730	44,856
5.350% due 10/31/2011		11,100	13,330

Total Spain (Cost $54,324)			64,659

SUPRANATIONAL (k)(l) 1.5%
Asian Development Bank
6.220% due 08/15/2027		$2,200	2,552
Eurofima
4.750% due 07/07/2004	SK	60,900	7,269
European Investment Bank
6.000% due 05/07/2003	BP	3,250	5,150
8.000% due 06/10/2003		3,250	5,176

Total Supranational (Cost $18,988)			20,147

SWEDEN (k)(l) 0.2%
Kingdom of Sweden
5.000% due 01/28/2009	SK	27,000	3,309

Total Sweden (Cost $2,670)			3,309

UNITED KINGDOM (k)(l) 11.2%
Abbey National Treasury Service PLC
5.250% due 01/21/2004	BP	2,670	4,267
Bauhaus Securities Ltd.
3.138% due 10/30/2052 (b)	EC	5,462	5,962
British Telecom PLC
2.553% due 12/15/2003 (b)		$12,380	12,438
Core
1.453% due 03/17/2009 (b)		959	956
Dolerite Funding PLC
1.620% due 08/20/2032 (b)		4,887	4,884
Haus Ltd.
2.818% due 12/14/2037 (b)	EC	8,237	8,997
Lloyds TSB Capital I
7.375% due 02/07/2049 (b)		500	631
Originated Mortgage Loans PLC
3.187% due 12/15/2031 (b)		463	506
Residential Mortgage Securities
1.719% due 05/12/2032 (b)		$2,744	2,744
United Kingdom Gilt
7.125% due 12/07/2007 (a)	BP	59,500	107,310

Total United Kingdom (Cost $142,788)			148,695

UNITED STATES (k)(l) 42.7%
Asset-Backed Securities 3.4%
Ace Securities Corp.
1.656% due 11/25/2028 (b)		$109	109
AFC Home Equity Loan Trust
1.525% due 03/25/2027 (b)		333	333
AMRESCO Residential Securities Corp.
Mortgage Loan Trust
1.775% due 06/25/2029 (b)		3,183	3,187
Asset-Backed Securities Corp.
1.700% due 03/15/2032 (b)		582	583
Bear Stearns Asset-Backed Securities, Inc.
1.635% due 10/25/2032 (b)		897	899
1.705% due 10/25/2032 (b)		1,159	1,161
CDC Mortgage Capital Trust
1.645% due 01/10/2032 (b)		5,667	5,654
1.595% due 08/25/2032 (b)		1,028	1,027
Conseco Finance Corp.
1.650% due 10/15/2031 (b)		$239	239
CS First Boston Mortgage Securities Corp.
1.540% due 12/15/2030 (b)		2,165	2,167
1.655% due 08/25/2031 (b)		93	93
1.645% due 07/25/2032 (b)		1,653	1,656
1.755% due 10/25/2032 (b)		3,066	3,071
EQCC Home Equity Loan Trust
1.533% due 03/20/2030 (b)		198	198
First Alliance Mortgage Loan Trust
1.513% due 12/20/2027 (b)		100	100
GMAC Mortgage Corp. Loan Trust
6.356% due 11/25/2030 (b)		26	25
Long Beach Auto Receivables Trust
3.114% due 03/13/2005 (b)		1,091	1,093
Mesa Trust Asset-Backed Certificates
1.705% due 11/25/2031 (b)		3,646	3,650
MLCC Mortgage Investors, Inc.
1.660% due 03/15/2025 (b)		2,249	2,251
North Carolina State Education Authority
1.500% due 06/01/2009 (b)		416	416
Novastar Home Equity Loan
1.585% due 01/25/2031 (b)		844	846
Option One Mortgage Loan Trust
1.666% due 04/25/2030 (b)		28	28
Providian Gateway Master Trust
1.500% due 03/15/2007 (b)		7,000	7,004
Providian Home Equity Loan Trust
1.595% due 06/25/2025 (b)		1,330	1,333
Residential Asset Securities Corp.
1.555% due 07/25/2032 (b)		6,800	6,785
Salomon Brothers Mortgage Securities VII, Inc.
1.700% due 11/15/2029 (b)		241	241
1.645% due 02/25/2030 (b)		1,224	1,220

			45,369

Convertible Bonds & Notes 0.2%
Verizon Global Funding Corp.
5.750% due 04/01/2003		2,200	2,200

Corporate Bonds & Notes 7.2%
AOL Time Warner, Inc.
5.625% due 05/01/2005		5,100	5,319
AT&T Corp.
4.687% due 11/21/2003 (b)	EC	10,600	11,613
CIT Group, Inc.
1.840% due 04/07/2003 (b)		$638	638
7.500% due 11/14/2003		1,400	1,447
2.660% due 07/30/2004 (b)		500	501
2.840% due 01/31/2005 (b)		1,500	1,498
Conoco Funding Co.
7.250% due 10/15/2031		400	473
Conoco, Inc.
2.225% due 04/15/2003 (b)		1,200	1,200
Ford Motor Credit Co.
1.560% due 06/20/2003 (b)		5,200	5,189
1.000% due 12/22/2003 (b)	JY	107,000	898
5.750% due 02/23/2004		$1,000	1,008
1.718% due 07/19/2004 (b)		2,800	2,674
3.227% due 10/25/2004 (b)		2,800	2,674
GE Finance Assurance Holdings
1.600% due 06/20/2011	JY	520,000	4,398
General Electric Capital Corp.
6.125% due 02/22/2011		$2,500	2,750
General Motors Acceptance Corp.
1.440% due 08/18/2003 (b)		13,790	13,747
1.718% due 07/21/2004 (b)		5,100	5,015
General Motors Corp.
1.250% due 12/20/2004	JY	208,000	1,741
Goldman Sachs Group, Inc.
5.250% due 04/01/2013		$1,750	1,779
Household Finance Corp.
2.564% due 03/11/2004 (b)		400	403
J.P. Morgan Chase & Co.
5.385% due 02/15/2012 (b)		4,670	4,835
Kroger Co.
5.500% due 02/01/2013		6,120	6,252
Merrill Lynch & Co., Inc.
1.640% due 05/21/2004 (b)		6,710	6,727
MetLife, Inc.
3.911% due 05/15/2005		900	926
MGM Mirage, Inc.
6.950% due 02/01/2005		180	187
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (b)		800	733
Morgan Stanley TRACERS
4.582% due 09/15/2011 (b)		256	292
Pfizer, Inc.
0.800% due 03/18/2008	JY	637,000	5,482
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		$8	6
Sprint Capital Corp.
5.875% due 05/01/2004		690	707
Sumitomo Bank Treasury Co.
9.400% due 12/29/2049 (b)		1,400	1,466
Verizon Global Funding Corp.
5.750% due 04/01/2003		3,090	3,090
Verizon Wireless Capital LLC
1.658% due 12/17/2003 (b)		500	500
WorldCom, Inc.—WorldCom Group
7.500% due 05/15/2011 (d)		8	2

			96,170

Mortgage-Backed Securities 10.7%
Amortizing Residential Collateral Trust
1.565% due 09/25/2030 (b)		289	289
Bank of America Mortgage Securities, Inc.
6.500% due 05/25/2029		257	260
Bear Stearns Adjustable Rate Mortgage Trust
6.823% due 02/25/2031 (b)		786	797
6.122% due 12/25/2031 (b)		1,136	1,152
6.191% due 01/25/2032 (b)		2,867	2,881
Chase Mortgage Finance Corp.
6.500% due 01/25/2032		753	762
Citicorp Mortgage Securities, Inc.
6.500% due 03/25/2029		140	145
CS First Boston Mortgage Securities Corp.
5.727% due 05/25/2032 (b)		1,398	1,431
1.886% due 08/25/2033 (b)		5,431	5,431
Fannie Mae
5.000% due 05/19/2018		28,000	28,656
4.653% due 07/01/2021 (b)		175	182
4.290% due 11/01/2022 (b)		111	115
4.238% due 01/01/2023 (b)		248	257
4.599% due 08/01/2023 (b)		473	491
6.589% due 12/01/2030 (b)		627	646
6.500% due 02/01/2026-08/01/2032 (e)		14,269	14,903
Freddie Mac
5.125% due 01/15/2012	EC	1,700	1,994
5.500% due 05/15/2012		$1,190	1,212
9.050% due 06/15/2019		25	25
4.673% due 06/01/2022 (b)		836	864
4.439% due 08/01/2022 (b)		124	129
6.000% due 06/15/2028		5,673	5,782
6.500% due 08/01/2032		13,017	13,584
GE Capital Mortgage Services, Inc.
6.250% due 07/25/2029		320	324
Government National Mortgage Association
5.625% due 11/20/2021-12/20/2025 (b)(e)		1,238	1,270
5.750% due 07/20/2022-08/20/2027 (b)(e)		3,479	3,577
5.375% due 05/20/2022-05/20/2028 (b)(e)		2,335	2,397

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	23

Schedule of Investments (Cont.)

Foreign Bond Fund

March 31, 2003

	Principal Amount (000s)		Value (000s)

4.250% due 04/20/2030-05/20/2030 (b)(e)		$5,605	$5,711
5.000% due 04/20/2030-05/20/2030 (b)(e)		2,112	2,168
4.500% due 11/20/2030		228	234
6.500% due 09/15/2032		7,950	8,361
GS Mortgage Securities Corp.
6.526% due 08/15/2011 (b)		2,000	2,229
J.P. Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		10,100	11,421
Prudential Home Mortgage Securities
7.000% due 01/25/2008		2,177	2,174
6.800% due 05/25/2024		549	582
Residential Funding Mortgage Securities I, Inc.
6.500% due 05/25/2029		1,498	1,530
5.654% due 09/25/2032 (b)		2,961	3,011
Structured Asset Mortgage Investments, Inc.
6.503% due 06/25/2029 (b)		1,081	1,091
Structured Asset Securities Corp.
1.605% due 10/25/2027 (b)		1,624	1,563
5.800% due 09/25/2031		1,804	1,827
Washington Mutual Loan Trust
3.502% due 12/25/2040 (b)		1,251	1,260
Washington Mutual Mortgage Securities Corp.
6.010% due 04/25/2031 (b)		433	437
5.215% due 10/25/2032 (b)		7,557	7,746
Wells Fargo Mortgage-Backed Securities Trust
4.944% due 09/25/2032 (b)		1,866	1,884

			142,785

Municipal Bonds & Notes 0.6%
California State Revenue Anticipation Notes, Series 2002
1.280% due 06/20/2003 (b)		3,400	3,397
2.500% due 06/20/2003		1,800	1,805
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		2,400	2,215
Chicago, Illinois Board of Education
General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 12/01/2031		300	302
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026		200	203
Louisville and Jefferson County, Kentucky Metro Sewer andDrain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		200	202
Maryland State Health and Education Facilities Authority Revenue Bonds, Series 2001
5.000% due 07/01/2041		300	303

			8,427

		Shares
Preferred Security 0.5%
DG Funding Trust
3.650% due 12/29/2049 (b)		640	6,592

	Principal Amount (000s)
U.S. Government Agencies 6.3%
Fannie Mae
4.250% due 10/25/2004		$800	802
3.800% due 12/20/2004		3,000	3,018
7.250% due 01/15/2010		3,500	4,247
Federal Home Loan Bank
5.665% due 03/22/2006		3,200	3,513
5.660% due 04/26/2006		1,200	1,319
4.375% due 08/15/2007		8,500	8,601
Freddie Mac
4.500% due 04/15/2005		7,000	7,008
5.750% due 09/15/2010	EC	1,600	1,945
4.750% due 01/15/2013	EC	5,360	6,025
Small Business Administration
6.640% due 02/10/2011		$3,869	4,283
6.344% due 08/10/2011		5,461	5,960
5.980% due 11/01/2022		8,171	8,809
Tennessee Valley Authority
4.875% due 12/15/2016		16,050	17,453
5.880% due 04/01/2036		10,000	11,308

			84,291

U.S. Treasury Obligations 13.8%
Treasury Inflation Protected Securities (c)
3.625% due 01/15/2008		1,968	2,203
3.875% due 01/15/2009		1,662	1,894
3.625% due 04/15/2028		3,145	3,697
3.875% due 04/15/2029		2,210	2,718
U.S. Treasury Bonds
11.250% due 02/15/2015		16,400	27,312
7.250% due 05/15/2016		600	771
7.500% due 11/15/2016		1,200	1,576
8.125% due 08/15/2019		67,300	93,944
6.500% due 08/15/2023		10,200	11,992
U.S. Treasury Strips
0.000% due 05/15/2017		7,000	3,524
0.000% due 08/15/2019		37,100	16,137
0.000% due 08/15/2020		42,700	17,415

			183,183

Total United States (Cost $541,924)			569,017

PURCHASED PUT OPTIONS (k)(l) 0.0%
Government of Japan 10 Year
Note June Futures (OTC)
Strike @ 118.000 Exp. 06/05/2003	JY	20,000,000	0
Republic of Germany (OTC)
4.500% due 08/17/2007
Strike @ 93.000 Exp. 04/03/2003	EC	250,000	0
Republic of Germany (OTC)
4.750% due 07/04/2008
Strike @ 92.000 Exp. 04/03/2003		326,700	0
Republic of Germany (OTC)
6.500% due 07/04/2027
Strike @ 101.000 Exp. 04/03/2003		200	0
Euro-Bund 10 Year Note
June Futures (OTC)
Strike @ 100.000 Exp. 06/05/2003		67,200	7
U.S. Treasury 10 Year Note
June Futures (CBOT)
Strike @ 101.000 Exp. 05/24/2003		$125,000	20
United Kingdom Gilt (OTC)
7.250% due 12/07/2007
Strike @ 101.000 Exp. 04/03/2003	BP	59,500	0

Total Purchased Put Options (Cost $118)			27

SHORT-TERM INSTRUMENTS 22.2%
Commercial Paper 17.1%
ABN AMRO North America
1.290% due 04/07/2003		$1,625	1,625
1.280% due 05/14/2003		20,000	19,969
Alcon Capital Corp.
1.250% due 05/28/2003		7,500	7,485
Anz, Inc.
1.250% due 05/27/2003		3,000	2,994
CDC Commercial Corp.
1.240% due 04/24/2003		10,700	10,691
1.250% due 05/06/2003		14,000	13,983
Fannie Mae
1.190% due 06/25/2003		27,900	27,820
HBOS Treasury Services PLC
1.250% due 04/07/2003		5,500	5,499
1.290% due 04/14/2003		20,000	19,991
1.260% due 05/06/2003		11,000	10,987
1.245% due 05/28/2003		4,900	4,890
Nestle Capital Corp.
1.245% due 06/12/2003		18,000	17,956
Pfizer, Inc.
1.245% due 04/24/2003		30,000	29,976
Royal Bank of Scotland PLC
1.255% due 04/30/2003		13,000	12,987
Stadshypotek, Inc.
1.265% due 04/23/2003		30,000	29,977
Svenska Handelsbank, Inc.
1.255% due 05/07/2003		5,000	4,994
UBS Finance, Inc.
1.180% due 04/10/2003		6,000	5,998

			227,822

Repurchase Agreement 1.2%
State Street Bank
1.050% due 04/01/2003		15,248	15,248

(Dated 03/31/2003. Collateralized by Federal Home Loan Bank 4.125% due 01/14/2005 valued at $15,553 Repurchase proceeds are $15,248.)
U.S. Treasury Bills 3.9%
1.169% due 05/05/2003- 05/15/2003 (e)(f)		52,330	52,258

Total Short-Term Instruments (Cost $295,329)			295,328

Total Investments 144.3% (Cost $1,745,464)			$1,922,167
Written Options (g) (1.0%) (Premiums $8,159)			(13,319)

Other Assets and Liabilities (Net) (43.3%)			(576,826)

Net Assets 100.0%			$1,332,022

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Security, or a portion thereof, subject to financing transaction.

(b)	Variable rate security. The rate listed is as of March 31, 2003.

(c)	Principal amount of security is adjusted for inflation.

(d)	Security is in default.

(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

24	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

(f)	Securities with an aggregate market value of $14,436 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euro-Bobl 5 Year Note
(06/2003)—Long	2,158	$(1,783)
Euro-Bund 10 Year Note
(06/2003)—Long	557	(651)
Government of Japan 10 Year
Notes (06/2003)—Long	76	358
10 Year Swap June Futures
(06/2003)—Long	489	(451)
U.S. Treasury 2 Year Note
(06/2003)—Short	103	(31)
U.S. Treasury 5 Year Note
(06/2003)—Long	186	4
U.S. Treasury 10 Year Note
(06/2003)—Long	1,926	803

		$(1,751)

(g)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Call—OTC 7 Year Interest Rate Swap
Strike @ 5.970%** Exp. 10/04/2004	$700	$23	$65
Put—OTC 7 Year Interest Rate Swap
Strike @ 5.970%* Exp. 10/04/2004	700	31	11
Call—OTC 7 Year Interest Rate Swap
Strike @ 5.175%** Exp. 10/04/2004	84,000	2,493	4,863
Call—OTC 10 Year Interest Rate Swap
Strike @ 5.130%** Exp. 11/10/2003	2,100	32	130
Put—OTC 10 Year Interest Rate Swap
Strike @ 6.000%* Exp. 10/20/2003	18,800	874	74
Put—OTC 10 Year Interest Rate Swap
Strike @ 6.130%* Exp. 11/10/2003	2,100	89	9
Call—OTC 10 Year Interest Rate Swap
Strike @ 5.650%** Exp. 11/19/2003	30,700	1,042	2,927
Call—OTC 7 Year Interest Rate Swap
Strike @ 5.500%** Exp. 01/07/2005	8,700	195	586
Call—OTC 30 Year Interest Rate Swap
Strike @ 5.480%** Exp. 04/03/2006	10,000	297	662
Call—OTC 10 Year Interest Rate Swap
Strike @ 4.375%** Exp. 12/15/2006	2,900	38	55
Call—OTC 7 Year Interest Rate Swap
Strike @ 5.500%** Exp. 01/07/2005	42,500	1,945	2,864
Put—OTC 7 Year Interest Rate Swap
Strike @ 7.000%* Exp. 01/07/2005	2,500	48	24
Call—OTC 10 Year Interest Rate Swap
Strike @ 4.000%* Exp. 10/20/2003	18,800	272	233
Call—OTC 10 Year Interest Rate Swap
Strike @ 4.000%** Exp. 03/03/2004	8,900	197	128

Type	# of Contracts	Premium	Value

Call—CBOT 5 Year June Futures
Strike @ 114.500 Exp. 05/24/2003	109	89	56
Call—CBOT U.S. Treasury Note June Futures
Strike @ 116.000 Exp. 05/24/2003	204	152	172
Call—CBOT U.S. Treasury Note JuneFutures
Strike @ 113.000 Exp. 05/24/2003	183	342	460

		$8,159	$13,319

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Written options with premiums to be determined on a future date:

Type	# of Contracts	Appreciation Unrealized

Call & Put—OTC% U.S. Dollar Forward Delta/Neutral Straddle vs. Japanese Yen Strike and premium determined on 12/18/2007, based upon implied volatility parameter of 18.500%.
Counterparty: AIG International Inc. Exp. 12/18/2012	12,220	$371

(i)	Short sales open at March 31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

Republic of Venezuela	2.313	12/18/2007	$5,000	$3,475	$3,650
U.S. Treasury Note	5.625	05/15/2008	33,200	37,585	37,875
U.S. Treasury Note	4.750	11/15/2008	41,300	45,023	45,000
U.S. Treasury Note	5.500	05/15/2009	162,600	184,125	182,050
U.S. Treasury Note	6.000	08/15/2009	6,000	6,960	6,870
U.S. Treasury Note	5.750	08/15/2010	700	804	793
U.S. Treasury Note	5.000	02/15/2011	3,800	4,177	4,115
U.S. Treasury Note	5.000	08/15/2011	30,300	33,233	32,724
U.S. Treasury Note	3.500	11/15/2006	49,900	52,017	51,528
U.S. Treasury Note	4.875	02/15/2012	92,400	100,352	101,977
U.S. Treasury Note	4.375	05/15/2007	101,200	108,699	108,293
U.S. Treasury Note	4.375	08/15/2012	35,200	36,809	37,398
U.S. Treasury Note	3.000	11/15/2007	3,250	3,296	3,286
U.S. Treasury Note	4.000	11/15/2012	2,700	2,740	2,774

				$619,295	$618,333

(j)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 5.500% and pay floating rate based on 6 month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2008	BP	5,500	$566
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2032		10,500	(86)
Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 03/15/2008		6,100	629
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2032		28,600	395
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2017		13,400	(55)
Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2004		3,900	137
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2016		10,120	(175)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Lehman Brothers, Inc. Exp. 03/15/2016		30,200	(370)
Receive a fixed rate equal to 6.949% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Merril Lynch & Co., Inc. Exp. 08/06/2003		4,500	75
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: UBS Warburg LLC Exp. 06/17/2006		37,900	164
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 06/17/2013		12,600	55
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/17/2006		42,100	281
Receive floating rate based on 6-month LIBOR- and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/17/2013		21,000	152

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	25

Schedule of Investments (Cont.)

Foreign Bond Fund

March 31, 2003

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 06/17/2006	BP	5,000	$38
Receive floating rate based on 6-month BP- LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Merrill Lynch & Co., Inc. Exp. 06/17/2013		2,700	18
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/20/2018		2,800	2
Receive a fixed rate equal to 1.500% and pay floating rate based on 3-month SF-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/29/2005	SF	77,800	58
Receive a fixed rate equal to 4.500% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/19/2004	EC	83,600	539
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC Exp. 03/15/2007		11,300	36
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/20/2018		38,200	(241)
Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2016		24,100	(42)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/20/2018		3,700	(12)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2032		15,800	206
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Lehman Brothers, Inc. Exp. 12/15/2031		8,000	(654)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 12/15/2031		20,300	(2,003)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2031		4,000	(759)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2032		49,500	581
Receive floating rate based on 6-month EC- LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Citibank N.A., London Exp. 06/17/2012		89,700	(7,851)
Receive floating rate based on 6-month EC- LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2031		14,100	(2,533)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2017		21,600	262
Receive floating rate based on 3-month H$- HIBOR and pay a fixed rate equal to 5.550%.
Counterparty: Goldman Sachs & Co. Exp. 03/16/2006	H$	86,600	(868)
Receive floating rate based on 3-month H$- HIBOR and pay a fixed rate equal to 5.906%.
Counterparty: Goldman Sachs & Co. Exp. 07/11/2006		427,000	(5,430)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.390%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/18/2007	JY	525,000	(3)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.020%.
Counterparty: Goldman Sachs & Co. Exp. 05/18/2010		1,776,000	(1,691)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.300%.
Counterparty: Goldman Sachs & Co. Exp. 09/21/2011		2,820,000	(1,487)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.660%.
Counterparty: UBS Warburg LLC Exp. 06/17/2007		6,240,000	(954)
Receive a fixed rate equal to 4.500% and pay floating rate based on 3-month SK-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/17/2008	SK	48,000	(45)
Receive a fixed rate equal to 7.100% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014.
Counterparty: J.P. Morgan Chase & Co. Exp. 02/14/2004		$400	79
Receive a fixed rate equal to 7.100% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 11.125% due 09/30/2004.
Counterparty: J.P. Morgan Chase & Co. Exp. 02/14/2004		5,400	(1)
Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of defautl of Vodafone Group PLC 7.750% due 02/15/2010.
Counterparty: Lehman Brothers, Inc. Exp. 09/10/2003		6,700	7
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co. Exp. 05/19/2004		4,400	6
Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 8.250% due 09/19/2027.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003		2,000	0
Receive a fixed rate equal to 1.400% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003		2,000	2
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co. Exp. 01/22/2005		4,800	22
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/27/2005		6,000	33
Receive a fixed rate equal to 4.800% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 0.000% due 12/06/2019.
Counterparty: Merrill Lynch & Co. Exp. 12/06/2004		2,675	43
Receive a fixed rate equal to 5.710% and pay floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs& Co. Exp. 07/11/2006		53,700	5,531
Receive a fixed rate equal to 5.440% and pay floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 03/19/2006		11,100	926
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: Merrill Lynch & Co. Exp. 06/18/2023		94,700	(4,142)
Recive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Bank of America, N.A. Exp. 06/18/2008		600	(17)
Receive a fixed rate equal to 5.000% and pay floating based on 3-month LIBOR.
Counterparty: Merrill Lynch & Co. Exp. 06/18/2013		21,000	66

26	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: UBS Warburg LLC Exp. 06/18/2005	$12,300	$162
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co. Exp. 06/18/2010	19,700	(296)

		$(18,644)

(k)	Principal amount denoted in indicated currency:

A$—Australian Dollar
BP—British Pound
C$—Canadian Dollar
DK—Danish Krone
EC—Euro
H$—Hong Kong Dollar
JY—Japanese Yen
MP—Mexican Peso
N$—New Zealand Dollar
SF—Swiss Franc
SK—Swedish Krona

(l)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	A$	1,741	04/2003	$29	$0	$29
Buy	BP	1,639	04/2003	23	0	23
Sell		14,126	04/2003	57	(89)	(32)
Sell	C$	75,058	04/2003	0	(256)	(256)
Buy	DK	53,618	06/2003	86	0	86
Buy	EC	13,136	04/2003	9	(134)	(125)
Sell		346,958	04/2003	3,330	(264)	3,066
Buy	H$	45,306	04/2003	1	0	1
Sell	JY	3,069,366	04/2003	169	0	169
Buy		78,585	06/2003	0	(6)	(6)
Buy	MP	37,617	09/2003	133	0	133
Buy	N$	1,271	05/2003	0	(2)	(2)
Sell		6,872	05/2003	0	(48)	(48)
Buy	SK	88,113	06/2003	118	0	118

				$3,955	$(799)	$3,156

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	27

Schedule of Investments

Global Bond Fund II

March 31, 2003

	Principal Amount (000s)		Value (000s)

AUSTRALIA 0.9%
Crusade Global Trust
1.670% due 05/15/2021 (a)		$540	$540
Homeside Mortgage Securities Trust
1.560% due 01/20/2027 (a)		127	127
Medallion Trust
1.610% due 07/12/2031 (a)		430	430
Puma Finance Ltd.
1.615% due 04/15/2031 (a)(b)		63	63
Superannuation Members Home Loans Global Fund
1.513% due 06/15/2026 (a)		182	182
Torrens Trust
1.540% due 07/15/2031 (a)		180	180

Total Australia (Cost $1,521)			1,522

BELGIUM (k)(l) 1.2%
Kingdom of Belgium
7.000% due 11/21/2004	EC	5,800	168
6.250% due 03/28/2007		500	610
7.500% due 07/29/2008		900	1,178

Total Belgium (Cost $1,623)			1,956

CANADA (k)(l) 2.7%
Commonwealth of Canada
5.500% due 06/01/2009	C$	900	636
5.500% due 06/01/2010		1,600	1,127
6.000% due 06/01/2011		3,900	2,824

Total Canada (Cost $4,531)			4,587

CAYMAN ISLANDS (k)(l) 0.4%
MBNA Master Credit Card Trust
2.833% due 05/19/2004 (a)	EC	280	305
Redwood Capital II Ltd.
4.380% due 01/01/2004 (a)		$300	299
SHL Corp. Ltd.
0.755% due 12/25/2024 (a)	JY	4,149	35

Total Cayman Islands (Cost $629)			639

CHILE 0.1%
Republic of Chile
5.500% due 01/15/2013		$100	101

Total Chile (Cost $99)			101

DENMARK (k)(l) 0.4%
Nykredit
6.000% due 10/01/2029	DK	3,172	478
Unikredit Realkredit
6.000% due 07/01/2029		801	121

Total Denmark (Cost $435)			599

FRANCE (k)(l) 2.2%
Axa S.A.
3.750% due 01/01/2017		EC 50	55
Compagnie Financiere de CIC-UE
2.823% due 10/29/2049 (a)		$300	299
France Telecom S.A.
0.458% due 06/19/2003 (a)	JY	100,000	839
Republic of France
4.000% due 10/25/2009	EC	2,260	$2,523

Total France (Cost $3,004)			3,716

GERMANY (k)(l) 17.7%
Kreditanstalt fuer Wiederaufbau
3.500% due 11/15/2005	EC	1,300	1,443
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		90	107
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		210	243
Republic of Germany
6.000% due 01/05/2006 (c)		2,600	3,083
6.250% due 04/26/2006 (c)		5,000	6,004
4.500% due 08/18/2006 (c)		3,600	4,133
6.500% due 07/04/2007 (c)		2,000	2,430
6.500% due 07/04/2027 (c)		5,000	6,760
5.625% due 01/04/2028 (c)		1,000	1,215
6.250% due 01/04/2030 (c)		2,000	2,636
5.500% due 01/04/2031 (c)		1,500	1,801

Total Germany (Cost $23,460)			29,855

GREECE (k)(l) 0.1%
Hellenic Republic
5.220% due 06/17/2003 (a)	EC	22	24
4.660% due 10/23/2003 (a)		99	109

Total Greece (Cost $156)			133

ITALY (k)(l) 4.3%
Findomestic Securitisation Vehicle SRL
2.876% due 12/20/2008 (a)	EC	900	943
First Italian Auto Transaction
3.147% due 07/01/2008 (a)		490	527
Republic of Italy
4.750% due 07/01/2005 (c)		1,680	1,919
7.750% due 11/01/2006 (c)		700	886
6.000% due 11/01/2007 (c)		1,200	1,461
4.500% due 05/01/2009 (c)		1,280	1,466

Total Italy (Cost $5,822)			7,202

JAPAN (k)(l) 5.6%
Government of Japan
1.500% due 12/20/2011 (c)	JY	492,000	4,469
1.300% due 09/20/2012 (c)		550,000	4,911

Total Japan (Cost $9,098)			9,380

LUXEMBOURG (k)(l) 0.1%
Tyco International Group S.A.
4.375% due 11/19/2004	EC	180	189

Total Luxembourg (Cost $188)			189

MEXICO (k)(l) 0.7%
Bancomext Trust
8.000% due 08/05/2003		$70	72
Petroleos Mexicanos
8.850% due 09/15/2007		140	162
9.375% due 12/02/2008		190	222
United Mexican States
4.000% due 03/11/2004	JY	20,000	175
6.375% due 01/16/2013		$600	602

Total Mexico (Cost $1,170)			1,233

NETHERLANDS (k)(l) 0.8%
Deutsche Telekom International Finance BV
8.250% due 06/15/2005		$200	220
8.750% due 06/15/2030		200	237
Kingdom of Netherlands
6.000% due 01/15/2006	EC	800	948

Total Netherlands (Cost $1,183)			1,405

NEW ZEALAND (k)(l) 0.2%
Commonwealth of New Zealand
4.500% due 02/15/2016 (d)	N$	430	297

Total New Zealand (Cost $239)			297

PANAMA 0.4%
Republic of Panama
9.375% due 07/23/2012		$300	332
9.375% due 01/16/2023		290	306

Total Panama (Cost $576)			638

PERU 0.6%
Republic of Peru
9.125% due 02/21/2012		$600	635
4.000% due 03/07/2017		250	199
4.500% due 03/07/2017		288	244

Total Peru (Cost $959)			1,078

SPAIN (k)(l) 2.1%
Hipotebansa Mortgage Securitization Fund
2.976% due 01/18/2018 (a)	EC	233	256
2.986% due 07/18/2022 (a)		566	615
Kingdom of Spain
4.950% due 07/30/2005		220	253
5.150% due 07/30/2009		1,990	2,366

Total Spain (Cost $2,734)			3,490

SUPRANATIONAL (k)(l) 1.6%
Asian Development Bank
5.375% due 09/15/2003	A$	600	364
5.250% due 09/15/2004		600	366
6.220% due 08/15/2027		$300	348
Eurofima
4.750% due 07/07/2004	SK	7,200	859
European Investment Bank
6.000% due 05/07/2003	BP	250	396
8.000% due 06/10/2003		250	398

Total Supranational (Cost $2,666)			2,731

SWEDEN (k)(l) 0.2%
Kingdom of Sweden
5.000% due 01/28/2009	SK	2,300	282

Total Sweden (Cost $227)			282

28	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)		Value (000s)

UNITED KINGDOM (k)(l) 11.3%
Bauhaus Securities Ltd.
3.138% due 10/30/2052 (a)	EC	683	$745
British Telecom PLC
2.553% due 12/15/2003 (a)		$1,200	1,206
Core
1.453% due 03/17/2009 (a)		132	131
Dolerite Funding PLC
1.620% due 08/20/2032 (a)		349	349
Haus Ltd.
2.818% due 12/14/2037 (a)		1,314	1,436
Lloyds TSB Bank PLC
5.625% due 07/15/2049 (a)	EC	590	666
Originated Mortgage Loans PLC
3.187% due 12/15/2031 (a)		39	42
Residential Mortgage Securities
1.719% due 05/12/2032 (a)		$481	481
United Kingdom Gilt
7.500% due 12/07/2006	BP	250	445
7.125% due 12/07/2007 (c)		7,500	13,526

Total United Kingdom (Cost $18,412)			19,027

UNITED STATES (k)(l) 40.6%
Asset-Backed Securities 3.0%
AFC Home Equity Loan Trust
1.615% due 12/22/2027 (a)		$117	117
AMRESCO Residential Securities Corp. Mortgage Loan Trust
1.775% due 06/25/2029 (a)		126	126
Bear Stearns Asset-Backed Securities, Inc.
1.635% due 10/25/2032 (a)		69	69
CDC Mortgage Capital Trust
1.645% due 01/10/2032 (a)		493	492
1.595% due 08/25/2032 (a)		86	86
Citibank Credit Card Master Trust
4.875% due 04/07/2005	DM	800	463
Conseco Finance Corp.
1.650% due 10/15/2031 (a)		$129	129
Countrywide Asset-Backed Certificates
1.565% due 08/25/2032 (a)		889	888
CS First Boston Mortgage Securities Corp.
1.540% due 12/15/2030 (a)		127	127
1.755% due 10/25/2032 (a)		279	279
First Alliance Mortgage Loan Trust
1.513% due 12/20/2027 (a)		269	269
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.655% due 09/25/2032 (a)		264	264
MLCC Mortgage Investors, Inc.
1.660% due 03/15/2025 (a)		234	235
Providian Gateway Master Trust
1.560% due 03/15/2007 (a)		600	600
Providian Home Equity Loan Trust
1.595% due 06/25/2025 (a)		174	174
Residential Asset Securities Corp.
1.555% due 07/25/2032 (a)		761	759
Salomon Brothers Mortgage Securities VII, Inc.
1.700% due 11/15/2029 (a)		14	14

			5,091

Convertible Bonds & Notes 0.3%
Verizon Global Funding Corp.
5.750% due 04/01/2003		190	190
Verizon Global Funding Corp.—REGS
5.750% due 04/01/2003		300	300

			490

Corporate Bonds & Notes 4.2%
AOL Time Warner, Inc.
5.625% due 05/01/2005		600	626
AT&T Corp.
4.687% due 11/21/2003 (a)	EC	1,100	1,205
CIT Group, Inc.
1.840% due 04/07/2003 (a)		$50	50
5.625% due 05/17/2004		420	434
Ford Motor Credit Co.
1.000% due 12/22/2003 (a)	JY	14,000	118
5.750% due 02/23/2004		$150	151
3.227% due 10/25/2004 (a)		400	382
GE Finance Assurance Holdings
1.600% due 06/20/2011	JY	90,000	761
General Motors Acceptance Corp.
1.680% due 08/04/2003 (a)		$300	299
1.440% due 08/18/2003 (a)		340	339
J.P. Morgan Chase & Co.
5.385% due 02/15/2012 (a)		100	104
Kroger Co.
5.500% due 02/01/2013		100	102
MetLife, Inc.
3.911% due 05/15/2005		100	103
MGM Mirage, Inc.
6.950% due 02/01/2005		10	10
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)		200	183
Norfolk Southern Corp.
2.040% due 02/28/2005 (a)		300	302
Pemex Project Funding Master Trust
8.625% due 02/01/2022		400	423
Pfizer, Inc.
0.800% due 03/18/2008	JY	69,000	594
Sprint Capital Corp.
5.875% due 05/01/2004		$50	51
Sumitomo Bank Treasury Co.
9.400% due 12/29/2049 (a)		100	105
Walt Disney Co.
3.900% due 09/15/2003		800	808

			7,150

Mortgage-Backed Securities 8.7%
Chase Mortgage Finance Corp.
6.500% due 01/25/2032		58	59
Citicorp Mortgage Securities, Inc.
6.500% due 03/25/2029		10	10
Fannie Mae
5.000% due 05/19/2018		4,000	4,094
5.500% due 05/14/2033		2,000	2,034
Freddie Mac
6.000% due 06/15/2028		717	730
5.625% due 07/15/2028		175	178
6.500% due 08/01/2032		1,022	1,067
GMAC Commercial Mortgage Securities, Inc.
1.750% due 09/09/2015 (a)		250	240
Government National Mortgage Association
1.880% due 02/16/2030 (a)		478	482
1.930% due 02/16/2030 (a)		544	548
4.250% due 06/20/2030 (a)		459	467
5.000% due 04/20/2030- 05/20/2030 (a)(e)		660	677
5.250% due 01/20/2030 (a)		295	301
5.375% due 05/20/2028 (a)		67	69
5.625% due 11/20/2021- 12/20/2026 (a)(e)		247	252
5.750% due 07/20/2022- 09/20/2026 (a)(e)		496	510
6.000% due 08/15/2028		33	34
6.500% due 09/15/2032		843	887
GS Mortgage Securities Corp.
6.526% due 08/15/2011 (a)		100	111
J.P. Morgan Commercial Mortgage Finance Corp.
6.465% due 11/15/2035		600	678
Residential Funding Mortgage Securities I, Inc.
5.654% due 09/25/2032 (a)		181	184
Structured Asset Mortgage Investments, Inc.
6.503% due 06/25/2029 (a)		75	76
Structured Asset Securities Corp.
5.800% due 09/25/2031		241	244
Washington Mutual Mortgage Securities Corp.
6.010% due 04/25/2031 (a)		67	67
5.215% due 10/25/2032 (a)		524	537
Wells Fargo Mortgage-Backed Securities Trust
4.944% due 09/25/2032 (a)		158	160

			14,696

Municipal Bonds & Notes 0.7%
California State Revenue Anticipation Notes, Series 2002
1.325% due 06/20/2003 (a)		200	200
2.500% due 06/20/2003		100	100
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		200	185
Chicago, Illinois General Obligaton Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2034		200	202
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026		100	101
Louisville and Jefferson County, Kentucky Metro Sewer and Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		100	101
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FSA-CR Insured), Series 2002
5.125% due 06/15/2034		100	102
Salt River Project Arizona Agriculture Improvement & Power District Revenue Bonds, Series 2002
5.000% due 01/01/2031		100	102

			1,093

	Shares
Preferred Security 0.4%
DG Funding Trust
3.650% due 12/29/2049 (a)		70	721

	Principal Amount (000s)
U.S. Government Agencies 6.5%
Fannie Mae
3.810% due 04/30/2004		900	902
4.250% due 10/25/2004		900	902
6.470% due 09/25/2012		1,000	1,172
Federal Home Loan Bank
4.375% due 08/15/2007		$900	911
5.750% due 08/15/2011		1,000	1,116
Freddie Mac
4.500% due 04/15/2005		1,000	1,001
3.875% due 06/27/2005		400	402
5.125% due 01/15/2012	EC	300	352
4.750% due 01/15/2013		720	809
Small Business Administration
6.640% due 02/10/2011		$528	584
Tennessee Valley Authority
7.140% due 05/23/2012		1,000	1,219
4.875% due 12/15/2016		400	435
5.880% due 04/01/2036		1,000	1,131

			10,936

U.S. Treasury Obligations 16.8%
Treasury Inflation Protected Securities (d)
3.625% due 01/15/2008		956	1,070
3.875% due 04/15/2029		221	272
U.S. Treasury Bonds
11.250% due 02/15/2015		700	1,166
7.250% due 05/15/2016		200	257
7.500% due 11/15/2016		2,700	3,547

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	29

Schedule of Investments (Cont.)

Global Bond Fund II

March 31, 2003

	Principal Amount (000s)		Value (000s)

8.875% due 08/15/2017		$1,400	$2,052
8.125% due 08/15/2019		6,600	9,213
8.125% due 08/15/2021		200	282
6.250% due 08/15/2023		2,600	3,057
6.625% due 02/15/2027		300	370
U.S. Treasury Strips
0.000% due 08/15/2019		10,100	4,393
0.000% due 08/15/2020		6,500	2,651

			28,330

Total United States (Cost $65,401)			68,507

PURCHASED CALL OPTIONS 0.0%
U.S. Treasury Notes (OTC)
3.000% due 11/15/2007
Strike @ 106.859 Exp. 04/03/2003		12,000	0

Total Purchased Call Options (Cost $2)			0

PURCHASED PUT OPTIONS (k)(l) 0.0%
Republic of Germany (OTC)
4.750% due 07/04/2008
Strike @ 92.000 Exp. 04/03/2003	EC	45,200	0
Republic of Germany (OTC)
6.500% due 10/14/2005
Strike @ 105.000 Exp. 04/03/2003		7,000	0
Republic of Germany (OTC)
6.500% due 10/14/2005
Strike @ 98.000 Exp. 04/03/2003		2,000	0
U.S. Treasury Note June Futures (CBOT)
Strike @ 98.000 Exp. 05/24/2003		$33,100	5
United Kingdom Gilt (OTC)
7.250% due 12/07/2007
Strike @ 01.000 Exp. 04/03/2003	BP	3,000	0

Total Purchased Put Options (Cost $12)			5

SHORT-TERM INSTRUMENTS 34.9%
Commercial Paper 32.0%
Barclays US Funding Corp.
1.220% due 06/11/2003		$2,400	2,394
Canadian Wheat Board
1.240% due 06/11/2003		1,500	1,496
CDC Commercial Paper Corp.
1.240% due 04/24/2003		6,800	6,795
Danske Corp.
1.240% due 04/25/2003		6,000	5,995
1.220% due 05/12/2003		700	699
Federal Home Loan Bank
1.225% due 05/09/2003		1,000	999
1.230% due 05/28/2003		1,500	1,497
HBOS Treasury Services PLC
1.280% due 04/02/2003		500	500
1.270% due 04/24/2003		1,500	1,499
1.250% due 04/30/2003		1,800	1,798
1.250% due 05/01/2003		2,400	2,397
1.260% due 05/06/2003		800	799
National Australia Funding, Inc.
1.250% due 04/02/2003		8,000	8,000
Nestle Capital Corp.
1.245% due 06/12/2003		2,500	2,494
Royal Bank of Scotland PLC
1.255% due 04/29/2003		3,000	2,997
1.245% due 05/02/2003		4,000	3,996
Svenska Handelsbank, Inc.
1.270% due 04/22/2003		800	799
1.255% due 05/07/2003		800	799
.UBS Finance, Inc.
1.215% due 04/21/2003		8,000	7,994

			53,947

Repurchase Agreement 0.6%
State Street Bank
1.050% due 04/01/2003		1,005	1,005

(Dated 03/31/2003. Collateralized by Federal Home Loan Bank 1.250% due 04/08/2004 valued at $1,030. Repurchase proceeds are $1,005.)
U.S. Treasury Bills 2.3%
1.154% due 05/08/2003-05/15/2003 (e)(f)		3,935	3,931

Total Short-Term Instruments (Cost $58,882)			58,883

Total Investments 129.1% (Cost $203,029)			$217,455
Written Options (g) (0.8%) (Premiums $695)			(1,288)
Other Assets and Liabilities (Net) (28.3%)			(47,688)

Net Assets 100.0%			$168,479

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Restricted security.

(c)	Security, or a portion thereof, subject to financing transaction.

(d)	Principal amount of security is adjusted for inflation.

(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f)	Securities with an aggregate market value of $1,683 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor March Futures (03/2004)—Short	7	$(19)
Euribor December Futures (12/2003)—Long	15	45
Euro-Bobl 5 Year Note (06/2003)—Long	352	(290)
Euro-Bund 10 Year Note (06/2003)—Long	72	(84)
Government of Japan 10 Year Note (06/2003)—Long	5	23
U.S. Treasury 5 Year Note (06/2003)—Long	7	0
U.S. Treasury 10 Year Note (06/2003)—Long	131	(90)

		$(415)

(g)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Call—OTC 7 Year Interest Rate Swap
Strike @ 5.175%** Exp. 10/04/2004	$8,000	$248	$463
Put—OTC 10 Year Interest Rate Swap
Strike @ 6.000%* Exp. 10/20/2003	2,200	102	9
Call—OTC 10 Year Interest Rate Swap
Strike @ 5.650%** Exp. 11/19/2003	3,200	109	305
Call—OTC 7 Year Interest Rate Swap
Strike @ 5.500%** Exp. 01/07/2005	5,200	114	351
Call—OTC 30 Year Interest Rate Swap
Strike @ 5.480%** Exp. 04/03/2006	1,000	30	66
Call—OTC 10 Year Interest Rate Swap
Strike @ 4.000%** Exp. 10/20/2003	2,200	32	27
Call—OTC 10 Year Interest Rate Swap
Strike @ 4.000%** Exp. 03/03/2004	700	16	10

Type	# of Contracts	Premium	Value

Call—CBOT U.S. Treasury Note June Futures
Strike @ 116.000 Exp. 05/24/2003	14	10	12
Call—CBOT U.S. Treasury Note June Futures
Strike @ 113.000 Exp. 05/24/2003	18	34	45

		$695	$1,288

*	The Fund will pay a floating rate based on 3-month LIBOR.

**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Written options with premiums to be determined on a future date:

Type	# of Contracts	Unrealized Appreciation

Call & Put—OTC % U.S. Dollar Forward Delta/Neutral Straddle vs. Japanese Yen Strike and premium determined on 12/18/2007, based upon implied volatility parameter of 18.500%.
Counterparty: AIG International Inc. Exp. 12/18/2012	1,030	$31

30	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

(i)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Lehman Brothers, Inc. Exp. 03/15/2016	BP	3,500	$(43)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2016		7,980	(4)
Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 03/15/2006		400	29
Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/15/2004		1,700	76
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2017		800	(3)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2032		2,100	26
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2032		1,000	(8)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: UBS Warburg LLC Exp. 06/17/2006		4,000	43
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 06/17/2013		2,200	11
Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2008		900	93
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/17/2006		6,600	44
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/17/2013		3,300	24
Receive a fixed rate equal to 1.500% and pay floating rate based on 3-month SF-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/29/2005	SF	9,800	7
Receive a fixed rate equal to 6.500% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2016	EC	8,700	(27)
Receive a fixed rate equal to 4.500% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: ABN AMRO Bank, N.V. Exp. 03/19/2004		5,000	22
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC Exp. 03/15/2007		1,400	4
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/20/2018		5,100	(32)
Receive a fixed rate equal to 4.500% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/19/2004		16,500	110
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2032		1,400	18
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 12/15/2031		2,900	(290)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2032		3,800	74
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Citibank N.A., London Exp. 06/18/2012		3,700	(305)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2031		1,500	(269)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2017		1,300	16
Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2016		1,800	(3)
Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.550%.
Counterparty: Goldman Sachs & Co. Exp. 03/16/2006	H$	4,300	(48)
Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.906%.
Counterparty: Goldman Sachs & Co. Exp. 07/11/2006		50,000	(644)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.300%.
Counterparty: Goldman Sachs & Co. Exp. 09/21/2011	JY	340,000	$(179)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.020%.
Counterparty: Goldman Sachs & Co. Exp. 05/18/2010		226,000	(215)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.310%.
Counterparty: Goldman Sachs & Co. Exp. 07/14/2005		232,000	(53)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.660%.
Counterparty: UBS Warburg LLC Exp. 06/17/2007		660,000	(101)
Receive a fixed rate equal to 5.710% and pay floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 07/11/2006		$6,400	659
Receive a fixed rate equal to 5.440% and pay floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 03/19/2006		600	54
Receive a fixed rate equal to 7.100% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 11.125% due 09/30/2004.
Counterparty: J.P. Morgan Chase & Co. Exp. 02/14/2004		400	3
Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.
Counterparty: Lehman Brothers, Inc. Exp. 09/10/2003		800	1
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Bank of America, N.A. Exp. 06/08/2013		1,300	(43)
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 06/18/2013		3,500	(143)
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: Merrill Lynch & Co., Inc. Exp. 06/08/2023		5,800	(254)
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Lehman Brothers, Inc. Exp. 06/08/2013		2,300	(94)
Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: UBS Warburg LLC Exp. 06/18/2005		7,300	96

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	31

Schedule of Investments (Cont.)

Global Bond Fund II

March 31, 2003

Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 01/22/2005	$300	$1
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/19/2004	300	0

		$(1,347)

(j)	Short sales open at March 31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note	4.750	11/15/2008	$2,400	$2,616	$2,623
U.S. Treasury Note	5.500	05/15/2009	9,900	11,211	11,084
U.S. Treasury Note	6.000	08/15/2009	1,400	1,624	1,603
U.S. Treasury Note	5.000	08/15/2011	1,100	1,206	1,188
U.S. Treasury Note	4.375	05/15/2007	8,800	9,453	9,417
U.S. Treasury Note	4.375	08/15/2012	1,700	1,778	1,806
U.S. Treasury Note	3.000	11/15/2007	2,000	2,028	2,022
Republic of Venezuela	1.000	12/18/2007	833	579	609

				$30,495	$30,352

(k)	Principal amount denoted in indicated currency:

A$—Australian Dollar

BP—British Pound

C$—Canadian Dollar

DK—Danish Krone

EC—Euro

H$—Hong Kong Dollar

JY—Japanese Yen

MP—Mexican Peso

N$—New Zealand Dollar

SF—Swiss Franc

SK—Swedish Krona

(l)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	A$	876	04/2003	$0	$(14)	$(14)
Sell		359	06/2003	0	(4)	(4)
Sell	BP	6,209	04/2003	118	(5)	113
Sell	C$	7,105	04/2003	0	(27)	(27)
Sell	DK	4,609	06/2003	7	0	7
Buy	EC	1,141	04/2003	0	(12)	(12)
Sell		23,869	04/2003	137	(68)	69
Buy	H$	5,088	04/2003	0	0	0
Sell	JY	291,457	04/2003	15	0	15
Buy		11,230	06/2003	0	(1)	(1)
Buy	MP	4,740	09/2003	17	0	17
Buy	N$	192	05/2003	0	0	0
Sell		664	05/2003	0	(5)	(5)
Sell	SK	9,852	06/2003	13	0	13

				$307	$(136)	$171

32	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Schedule of Investments

GNMA Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

U.S. GOVERNMENT AGENCIES 0.1%
Small Business Administration
7.449% due 08/01/2010	$398	$455

Total U.S. Government Agencies (Cost $399)		455

MORTGAGE-BACKED SECURITIES 118.0%
Collateralized Mortgage Obligations 23.0%
Bank of America Mortgage Securities, Inc.
5.775% due 10/20/2032 (a)	1,380	1,408
CS First Boston Mortgage Securities Corp.
2.305% due 08/25/2031 (a)	700	707
1.666% due 03/25/2032 (a)	1,072	1,060
2.000% due 03/25/2032 (a)	1,339	1,320
1.930% due 08/25/2033 (a)	1,940	1,940
Fannie Mae
1.655% due 02/25/2025 (a)	1,000	1,002
Freddie Mac
5.000% due 01/15/2022	8,887	8,968
6.500% due 11/25/2023	31	31
General Electric Capital Mortgage Services, Inc.
6.750% due 06/25/2028	50	51
Government National Mortgage Association
6.000% due 02/20/2024	1,244	1,244
6.500% due 10/20/2025	15,736	15,854
1.580% due 12/16/2026 (a)	3,991	3,992
7.500% due 01/16/2027	3,425	3,441
1.812% due 05/16/2027	454	456
1.680% due 06/16/2027 (a)	8,453	8,480
5.800% due 07/20/2027	935	950
7.500% due 09/16/2027	6,632	6,737
1.780% due 07/16/2028 (a)	885	889
1.933% due 06/20/2030	864	871
1.580% due 08/16/2031 (a)	511	508
1.480% due 02/16/2032 (a)	6,877	6,875
1.830% due 04/16/2032	2,682	2,697
1.530% due 08/16/2032 (a)	3,795	3,801
Sequoia Mortgage Trust
1.624% due 06/20/2032 (a)	912	910
Structured Asset Mortgage Investments, Inc.
1.611% due 09/19/2032 (a)	1,457	1,452
Structured Asset Securities Corp.
1.605% due 10/25/2027 (a)	1,476	1,421
1.785% due 03/25/2031 (a)	209	211
1.955% due 08/25/2032 (a)	1,374	1,374
1.595% due 01/25/2033 (a)	1,453	1,451
Washington Mutual Mortgage Securities Corp.
6.010% due 01/25/2031 (a)	667	672

		80,773

Fannie Mae 3.6%
2.137% due 07/01/2011 (a)	2,574	2,560
2.184% due 07/01/2011 (a)	6,158	6,132
5.500% due 05/14/2033	3,500	3,560
6.500% due 05/01/2032	207	216
6.763% due 03/01/2018 (a)	27	28
9.000% due 07/01/2018	22	24

		12,520

Federal Housing Administration 0.1%
7.430% due 03/01/2022	47	51
8.137% due 09/01/2040	471	500

		551

Freddie Mac 1.7%
4.257% due 05/01/2019 (a)	25	26
5.057% due 06/01/2030 (a)	70	72
5.500% due 05/14/2033 (a)	2,000	2,037
6.000% due 05/14/2033	3,000	3,100
7.243% due 05/01/2031 (a)	676	698

		5,933

Government National Mortgage Association 88.9%
4.500% due 07/20/2029 (a)	1,570	1,606
5.375% due 05/20/2016-02/20/2026 (a)(b)	439	453
5.500% due 10/20/2030-05/21/2033 (a)(b)	169,604	174,269
5.625% due 12/20/2017 (a)	44	45
5.750% due 07/20/2018-08/20/2025 (a)(b)	94	97
6.000% due 04/23/2033-05/21/2033 (b)	19,000	19,814
6.500% due 02/15/2029-04/23/2033 (b)	93,447	98,128
7.000% due 04/23/2033	17,000	18,025
11.250% due 07/20/2015	110	128

		312,565

Stripped Mortgage-Backed Securities 0.7%
CS First Boston Mortgage Securities Corp. (IO)
7.000% due 08/25/2004	1,858	74
Fannie Mae Grantor Trust (PO)
0.000% due 07/25/2042	483	383
Freddie Mac (IO)
7.500% due 08/15/2029	452	48
Government National Mortgage Association (PO)
0.000% due 03/16/2026	737	724
0.000% due 03/20/2030	1,097	1,083

		2,312

Total Mortgage-Backed Securities (Cost $413,558)		414,654

ASSET-BACKED SECURITIES 5.2%
Ace Securities Corp.
1.645% due 06/25/2032 (a)	818	818
Advanta Business Card Master Trust
2.733% due 04/20/2008 (a)	100	99
Amortizing Residential Collateral Trust
1.595% due 07/25/2032 (a)	1,260	1,258
Asset-Backed Securities Corp.
1.700% due 03/15/2032 (a)	431	432
Centex Home Equity Loan Trust
1.605% due 01/25/2032 (a)	639	639
1.565% due 04/25/2032 (a)	1,425	1,423
Chase Funding Loan Acquisition Trust
1.545% due 04/25/2031 (a)	915	915
CIT Group Home Equity Loan Trust
1.575% due 06/25/2033 (a)	1,595	1,595
Conseco Finance Corp.
9.290% due 12/15/2029	399	419
8.480% due 12/01/2031	1,250	1,310
Countrywide Asset-Backed Certificates
1.565% due 05/25/2032 (a)	1,283	1,281
Credit-Based Asset Servicing and Securities
1.625% due 06/25/2032 (a)	795	794
CS First Boston Mortgage Securities Corp.
1.495% due 06/25/2032 (a)	536	536
General Electric Capital Mortgage Services, Inc.
7.200% due 04/25/2029	282	301
Home Equity Asset Trust
1.605% due 11/25/2032 (a)	831	830
Household Mortgage Loan Trust
1.583% due 05/20/2032 (a)	725	726
Indymac Home Equity Loan Asset-Backed Trust
2.375% due 12/25/2031 (a)	200	198
Irwin Home Equity Loan Trust
1.595% due 06/25/2029 (a)	771	770
NPF XII, Inc.
7.345% due 10/01/2003 (a)(c)	300	3
Saxon Asset Securities Trust
1.565% due 08/25/2032 (a)	836	835
Sequoia Mortgage Trust
1.645% due 10/25/2024 (a)	2,035	2,022
WFS Financial Owner Trust
1.590% due 10/20/2008 (a)	1,000	1,001

Total Asset-Backed Securities (Cost $18,451)		18,205

PURCHASED PUT OPTIONS 0.0%
Government National Mortgage Association (OTC)
5.500% due 06/19/2033
Strike @ 91.594 Exp. 06/12/2003	33,000	4

Total Purchased Put Options (Cost $4)		4

SHORT-TERM INSTRUMENTS 29.5%
Commercial Paper 28.7%
Alcon Capital Corp.
1.250% due 05/28/2003	21,200	21,158
Danske Corp.
1.250% due 04/30/2003	5,000	4,995
1.230% due 06/11/2003	4,400	4,389
Fannie Mae
1.200% due 06/18/2003	16,500	16,456
1.230% due 07/01/2003	2,100	2,094
Freddie Mac
1.230% due 05/29/2003	1,100	1,098
General Electric Capital Corp.
1.260% due 06/12/2003	2,800	2,793
HBOS Treasury Services PLC
1.255% due 06/05/2003	9,800	9,778
Nestle Capital Corp.
1.245% due 06/12/2003	2,400	2,394
Rabobank Nederland NV
1.390% due 04/01/2003	15,000	15,000
Royal Bank of Scotland PLC
1.250% due 05/28/2003	4,200	4,192
Svenska Handelsbank, Inc.
1.230% due 06/24/2003	1,600	1,596
UBS Finance, Inc.
1.390% due 04/01/2003	15,000	15,000

		100,943

Repurchase Agreement 0.6%
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Fannie Mae 2.600% due 10/24/2004 valued at $2,247. Repurchase proceeds are $2,200.)	2,200	2,200

U.S. Treasury Bills 0.2%
1.123% due 05/08/2003-05/15/2003 (b)	465	464

Total Short-Term Instruments (Cost $103,607)		103,607

Total Investments 152.8% (Cost $536,019)		$536,925
Other Assets and Liabilities (Net) (52.8%)		(185,451)

Net Assets 100.0%		$351,474

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	33

Schedule of Investments (Cont.)

GNMA Fund

March 31, 2003

Notes to Schedule of Investments (amounts in thousands):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Security is in default.

(d)	Short sales open at March 31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

Fannie Mae	6.000	05/14/2033	$5,000	$5,170	$5,148
Government National Mortgage Association	5.500	04/23/2033	95,700	98,242	97,455

				$103,412	$102,603

(e)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized (Depreciation)

Receive floating rate based on 3-month LIBOR with 6.940% interest rate cap and pay a fixed amount equal to $316.
Counterparty: Lehman Brothers, Inc. Exp. 07/01/2011	$8,000	$(42)

34	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Schedule of Investments

High Yield Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 73.6%
Banking & Finance 9.1%
Arvin Capital I
9.500% due 02/01/2027	$14,500	$14,192
Beaver Valley Funding Corp.
8.625% due 06/01/2007	15,248	16,486
9.000% due 06/01/2017	9,382	10,572
Bluewater Finance Ltd.
10.250% due 02/15/2012	25,070	25,070
Cedar Brakes II, LLC
9.875% due 09/01/2013	17,474	15,290
Choctaw Resort Development Enterprise
9.250% due 04/01/2009	11,495	12,300
Credit & Repackaged Securities Ltd.
11.100% due 12/19/2004	3,000	2,925
10.250% due 10/30/2006	10,150	11,340
8.900% due 04/01/2007	5,000	5,068
Finova Group, Inc.
7.500% due 11/15/2009	65,435	23,393
Fuji Bank Ltd.
9.870% due 12/31/2049 (a)	4,100	3,969
Gemstone Investors Ltd.
7.710% due 10/31/2004	34,050	31,671
H&E Equipment Services LLC
11.125% due 06/15/2012	16,990	13,040
HYDI 100
8.750% due 11/15/2007	103,780	105,252
9.700% due 11/15/2007	20,000	19,998
JET Equipment Trust
10.000% due 06/15/2012	8,680	2,213
7.630% due 08/15/2012	2,820	1,248
MDP Acquisition PLC
9.625% due 10/01/2012	11,460	12,133
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)	12,000	10,991
Morgan Stanley Dean Witter & Co.
12.563% due 05/01/2012	5,589	5,810
Pride Credit Linked
8.850% due 04/02/2007	5,000	5,309
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	6,930	5,371
7.250% due 02/15/2011	75,150	57,490
7.750% due 02/15/2031	5,730	4,040
Reliance Group Holdings, Inc.
9.000% due 11/15/2049 (b)	3,769	188
Riggs Capital Trust II
8.875% due 03/15/2027	12,175	11,417
Rotech Healthcare, Inc.
9.500% due 04/01/2012	23,600	23,364
SPX Corp.
9.400% due 06/14/2005	15,900	16,479
Steers Credit Backed Trust
6.965% due 05/27/2003 (a)	12,500	11,250
Tokai Capital Corp.
9.980% due 12/29/2049 (a)	9,400	8,873
Universal City Development Partners
11.750% due 04/01/2010	19,375	19,593
Ventas Capital Corp.
8.750% due 05/01/2009	18,900	20,058

		526,393

Industrials 52.0%
Abitibi-Consolidated Inc
6.950% due 04/01/2008	6,000	6,212
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	1,170	1,287
8.500% due 08/01/2029	4,500	4,567
8.850% due 08/01/2030	6,330	6,697
Allbritton Communications Co.
7.750% due 12/15/2012	3,075	3,144
7.750% due 12/15/2012	23,425	23,952
Allied Waste North America, Inc.
7.375% due 01/01/2004	70	71
8.875% due 04/01/2008	9,149	9,732
8.500% due 12/01/2008	27,795	29,358
7.875% due 01/01/2009	37,040	37,920
10.000% due 08/01/2009	13,693	14,275
9.250% due 09/01/2012	18,700	19,986
American Cellular Corp.
9.500% due 10/15/2009	21,975	5,494
American Media Operations, Inc.
10.250% due 05/01/2009	24,694	26,793
American Media, Inc.
8.875% due 01/15/2011	5,700	6,184
AmeriGas Partners LP
10.000% due 04/15/2006	5,905	6,407
8.830% due 04/19/2010	18,815	19,922
8.875% due 05/20/2011	2,490	2,652
Amphenol Corp.
9.875% due 05/15/2007	4,749	4,975
ANR Pipeline Co
8.875% due 03/15/2010	6,375	6,789
AOL Time Warner, Inc.
7.625% due 04/15/2031	17,050	18,158
Arco Chemical Co.
9.375% due 12/15/2005	9,825	9,690
10.250% due 11/01/2010	6,000	5,842
Avecia Group PLC
11.000% due 07/01/2009	23,373	19,984
Barrett Resources Corp.
7.550% due 02/01/2007	8,407	7,994
Beverly Enterprises, Inc.
9.000% due 02/15/2006	17,530	15,163
9.625% due 04/15/2009	12,400	10,478
Boyd Gaming Corp.
7.750% due 12/15/2012	28,580	28,937
British Sky Broadcasting Group PLC
6.875% due 02/23/2009	5,755	6,167
8.200% due 07/15/2009	18,949	21,255
BRL Universal Equipment
8.875% due 02/15/2008	1,315	1,414
Building Materials Corp.
7.750% due 07/15/2005	1,196	1,044
8.000% due 10/15/2007	1,222	999
8.000% due 12/01/2008	9,701	7,834
Cadmus Communications Corp.
9.750% due 06/01/2009	7,675	8,059
Canwest Media, Inc.
10.625% due 05/15/2011	16,275	18,004
Case Corp.
6.250% due 12/01/2003	29,145	29,145
CenterPoint Energy Resources Corp.
6.500% due 02/01/2008	3,500	3,377
Century Aluminum Co.
11.750% due 04/15/2008	6,675	6,708
CF Cable TV, Inc.
9.125% due 07/15/2007	10,349	10,851
Charter Communications Holdings LLC
8.250% due 04/01/2007	11,845	5,567
8.625% due 04/01/2009	5,934	2,774
10.000% due 04/01/2009	16,565	7,744
9.625% due 11/15/2009	23,557	10,365
0.000% due 04/01/2011 (c)	21,325	8,743
Chesapeake Energy Corp.
8.500% due 03/15/2012	8,400	8,904
9.000% due 08/15/2012	22,765	24,814
7.500% due 09/15/2013	18,115	18,613
7.750% due 01/15/2015	5,545	5,739
Circus & Eldorado Joint Venture Silver Legacy Capital Corp.
10.125% due 03/01/2012	9,921	9,425
Clear Channel Communications, Inc.
7.250% due 09/15/2003	4,100	4,188
CMS Panhandle Holding Co.
6.500% due 07/15/2009	5,470	5,388
7.000% due 07/15/2029	3,815	3,662
Coastal Corp.
7.750% due 06/15/2010	3,600	2,952
9.625% due 05/15/2012	2,550	2,218
Comcast Corp.
6.500% due 01/15/2015	1,500	1,583
7.050% due 03/15/2033	15,000	15,402
Community Health Systems, Inc.
10.228% due 10/19/2006	4,000	4,320
10.000% due 03/13/2007	3,500	3,724
Compass Minerals Group, Inc.
10.000% due 08/15/2011	2,875	3,191
Continental Airlines, Inc.
7.033% due 06/15/2011	1,855	911
7.461% due 04/01/2015	3,483	2,553
7.373% due 12/15/2015	10,000	4,706
Continental Cablevision
9.500% due 08/01/2013	7,900	9,224
Crown Castle International Corp.
10.625% due 11/15/2007	3,315	3,249
10.750% due 08/01/2011	19,188	18,804
Crown European Holdings S.A.
9.500% due 03/01/2011	31,120	31,237
10.875% due 03/01/2013	14,150	14,380
CSC Holdings, Inc.
8.125% due 07/15/2009	7,165	7,362
8.125% due 08/15/2009	7,150	7,329
7.625% due 04/01/2011	41,560	41,872
7.625% due 07/15/2018	21,900	21,298
Dex Media East LLC
9.875% due 11/15/2009	18,530	20,985
12.125% due 11/15/2012	10,470	12,250
7.375% due 12/15/2012	10,200	7,854
DirecTV Holdings LLC
8.375% due 03/15/2013	24,445	27,073
Dresser, Inc.
9.375% due 04/15/2011	32,995	32,665
Dunlop Stand Aerospace Holdings
11.875% due 05/15/2009	10,785	10,785
Dura Operating Corp.
8.625% due 04/15/2012	29,110	27,800
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010	6,350	5,084
7.670% due 11/08/2016	11,200	7,399
EchoStar DBS Corp.
10.375% due 10/01/2007	2,000	2,210
9.125% due 01/15/2009	5,000	5,487
9.375% due 02/01/2009	28,512	30,508
Equistar Chemicals LP
10.125% due 09/01/2008	18,500	17,945
8.750% due 02/15/2009	14,050	12,732
Extended Stay America, Inc.
9.875% due 06/15/2011	29,620	29,250
Extendicare Health Services
9.350% due 12/15/2007	10,050	8,191
9.500% due 07/01/2010	7,115	7,079
Fairpoint Communications, Inc.
6.358% due 05/01/2008 (a)	2,000	1,490
Ferrellgas Partners LP
6.990% due 08/01/2005	7,000	7,308
7.080% due 08/01/2006	5,000	4,940
7.120% due 08/01/2008	5,000	5,183
7.240% due 08/01/2010	10,000	10,911
8.750% due 06/15/2012	15,803	16,593
Fimep S.A.
10.500% due 02/15/2013	7,900	8,413
Fisher Scientific International, Inc.
8.125% due 05/01/2012	4,700	5,029
Foamex L.P.
10.750% due 04/01/2009	10,715	7,125

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	35

Schedule of Investments (Cont.)

High Yield Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

Fresenius Medical Care
7.875% due 06/15/2011	$18,895	$19,273
Gap, Inc.
5.625% due 05/01/2003	14,505	14,523
Garden State Newspapers, Inc.
8.750% due 10/01/2009	14,590	15,028
8.625% due 07/01/2011	11,456	11,828
Georgia-Pacific Corp.
6.700% due 11/15/2003	16,470	16,717
8.125% due 05/15/2011	910	860
9.875% due 11/01/2021	1,650	1,493
9.625% due 03/15/2022	7,486	6,625
9.500% due 05/15/2022	25,719	22,761
9.125% due 07/01/2022	17,310	15,146
8.250% due 03/01/2023	7,100	5,715
8.125% due 06/15/2023	13,525	11,023
8.875% due 05/15/2031	9,700	8,293
Giant Industries, Inc.
11.000% due 05/15/2012	6,970	6,203
Golden Northwest Aluminum
12.000% due 12/15/2006	950	95
Gray Television, Inc.
9.250% due 12/15/2011	14,295	15,564
Greif Brothers Corp.
8.875% due 08/01/2012	6,125	6,416
Hanover Equipment Trust
8.500% due 09/01/2008	30,925	30,461
HCA, Inc.
8.130% due 08/04/2003	126	128
7.875% due 02/01/2011	4,553	5,104
6.300% due 10/01/2012	2,000	2,058
7.690% due 06/15/2025	5,000	5,237
HEALTHSOUTH Corp.
8.500% due 02/01/2008 (b)	12,780	5,943
8.375% due 10/01/2011 (b)	26,365	12,260
Hercules, Inc.
11.125% due 11/15/2007	200	221
11.125% due 11/15/2007	7,025	7,973
Hilton Hotels Corp.
7.625% due 12/01/2012	29,300	29,433
HMH Properties, Inc.
7.875% due 08/01/2008	8,400	7,938
Hollinger International Publishing, Inc.
9.000% due 12/15/2010	25,670	27,274
Hollinger Participation Trust
12.125% due 11/15/2010 (d)	19,433	19,579
Host Marriott LP
8.375% due 02/15/2006 (a)	11,832	11,625
9.500% due 01/15/2007	27,485	27,519
9.250% due 10/01/2007	6,765	6,765
Houghton Mifflin Co.
8.250% due 02/01/2011	13,000	13,975
9.875% due 02/01/2013	8,000	8,680
Ingles Markets, Inc.
8.875% due 12/01/2011	8,575	8,275
Insight Midwest, L.P.
9.750% due 10/01/2009	20,930	21,714
10.500% due 11/01/2010	20,026	21,428
ISP Chemco, Inc.
10.250% due 07/01/2011	22,740	24,616
ISP Holdings, Inc.
10.625% due 12/15/2009	10,154	10,002
ITT Corp.
6.750% due 11/15/2003	1,500	1,523
Johnsondiversey, Inc.
9.625% due 05/15/2012	7,970	8,608
Jupiters Ltd.
8.500% due 03/01/2006	11,395	12,364
K&F Industries, Inc.
9.625% due 12/15/2010	6,600	7,029
Kmart Corp.
12.350% due 01/01/2008 (e)	3,363	888
La Quinta Corp.
8.875% due 03/15/2011	7,600	7,666
Leviathan Gas Corp.
10.375% due 06/01/2009	6,548	6,875
Lyondell Chemical Co.
9.625% due 05/01/2007	7,737	7,776
9.500% due 12/15/2008	25,625	24,984
11.125% due 07/15/2012	2,273	2,353
Lyondell Petroleum
6.280% due 06/30/2006	147	148
Mail Well I Corp.
9.625% due 03/15/2012	19,170	18,739
Mandalay Resort Group
6.750% due 07/15/2003	18,832	19,020
9.375% due 02/15/2010	37,292	39,250
7.625% due 07/15/2013	11,475	11,188
6.700% due 11/15/2096	3,474	3,489
Mediacom Broadband LLC
11.000% due 07/15/2013	27,290	30,633
MGM Mirage, Inc.
8.500% due 09/15/2010	3,000	3,330
8.375% due 02/01/2011	30,080	32,336
Midwest Generation LLC
8.300% due 07/02/2009	4,450	4,116
8.560% due 01/02/2016	25,650	22,700
Millenium America, Inc.
9.250% due 06/15/2008	16,590	18,000
Mirage Resorts, Inc.
7.250% due 10/15/2006	4,000	4,190
6.750% due 08/01/2007	5,750	5,923
6.750% due 02/01/2008	5,975	6,154
Newpark Resources, Inc.
8.625% due 12/15/2007	12,635	12,572
OM Group, Inc.
9.250% due 12/15/2011	15,295	12,007
Owens-Brockway Glass Container, Inc.
8.750% due 11/15/2012	30,500	31,530
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009	25,720	28,035
Packaging Corp. of America
9.625% due 04/01/2009	4,000	4,345
PanAmSat Corp.
8.500% due 02/01/2012	59,958	62,057
6.875% due 01/15/2028	9,595	8,935
Park Place Entertainment Corp.
7.875% due 12/15/2005	3,695	3,806
9.375% due 02/15/2007	5	5
8.875% due 09/15/2008	5,325	5,671
Peabody Energy Corp.
6.875% due 03/15/2013	25,100	25,539
Pemex Project Funding Master Trust
7.375% due 12/15/2014	16,900	17,386
Premcor Refining Group, Inc.
9.250% due 02/01/2010	500	535
Pride International, Inc.
9.375% due 05/01/2007	24,023	25,044
10.000% due 06/01/2009 (a)	104	114
Quebecor Media, Inc.
11.125% due 07/15/2011	37,649	41,037
Qwest Corp.
4.920% due 05/03/2003	5,897	5,566
7.625% due 06/09/2003	18,031	18,121
7.200% due 11/01/2004	7,150	7,150
7.250% due 11/01/2008 (a)	4,170	3,565
7.500% due 11/01/2008	3,900	3,383
8.875% due 03/15/2012	37,615	40,248
6.875% due 09/15/2033	2,170	1,845
Racers
8.375% due 10/01/2007 (a)	19,299	15,102
Renaissance Media Group
10.000% due 04/15/2008	7,460	6,621
RH Donnelley Finance Corp.
8.875% due 12/15/2010	2,500	2,769
10.875% due 12/15/2012	11,200	12,852
Riggs Capital Trust
8.625% due 12/31/2026	13,550	12,628
Rogers Cablesystems, Inc.
10.000% due 03/15/2005	4,718	5,025
10.000% due 12/01/2007	3,600	3,807
11.000% due 12/01/2015	8,000	8,480
Rogers Cantel, Inc.
8.300% due 10/01/2007	4,359	4,424
9.375% due 06/01/2008	37,253	38,650
Roundy’s, Inc.
8.875% due 06/15/2012	36,408	36,408
Safety-Kleen Corp.
9.250% due 06/01/2008 (b)	22,459	225
9.250% due 05/15/2009 (b)	11,042	373
Salem Communications Holding Corp.
7.750% due 12/15/2010	12,420	12,544
Shaw Communications, Inc.
8.250% due 04/11/2010	8,770	9,077
7.200% due 12/15/2011	8,975	8,840
Silgan Holdings, Inc.
9.000% due 06/01/2009	2,620	2,725
Sonat, Inc.
7.625% due 07/15/2011	7,027	5,586
SPX Corp.
7.500% due 01/01/2013	4,475	4,777
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	18,300	18,323
8.375% due 05/01/2012	19,800	19,825
Stone Container Corp.
11.500% due 08/15/2006 (e)	4,600	4,957
9.750% due 02/01/2011	1,000	1,113
TCI Communications Finance
9.650% due 03/31/2027	10,610	11,534
TeleCorp PCS, Inc.
7.500% due 06/01/2007	48,685	51,606
10.625% due 07/15/2010	14,574	16,797
Tembec Industries, Inc.
8.500% due 02/01/2011	2,200	2,263
Tesoro Petroleum Corp.
9.625% due 04/01/2012	26,475	22,769
Time Warner Telecom, Inc.
9.750% due 07/15/2008	6,515	5,179
10.125% due 02/01/2011	5,325	4,233
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	70	75
Tritel PCS, Inc.
0.000% due 05/15/2009 (c)	16,639	16,722
10.375% due 01/15/2011	33,971	39,321
TRW Automotive, Inc.
9.375% due 02/15/2013	25,295	25,421
11.750% due 02/15/2013	1,000	1,034
Tyco International Group S.A.
6.250% due 06/15/2003	38,834	39,222
6.125% due 01/15/2009	1,100	1,040
6.750% due 02/15/2011	27,020	25,939
6.375% due 10/15/2011	1,650	1,551
U.S. Airways, Inc.
9.625% due 09/01/2003 (b)	18,718	4,399
9.330% due 01/01/2006 (b)	3,336	683
United Airlines, Inc.
2.120% due 12/02/2002 (a)	3,669	2,647
6.201% due 09/01/2008	2,300	1,701
9.410% due 06/15/2010	1,172	299
7.730% due 07/01/2010	27,485	18,700
7.186% due 04/01/2011	4,074	2,974
6.602% due 09/01/2013	6,500	4,715
7.783% due 01/01/2014	846	584
8.360% due 01/20/2019	1,909	1,521

36	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Vintage Petroleum, Inc.
8.625% due 02/01/2009	$6,243	$6,462
9.750% due 06/30/2009 (a)	5,000	5,325
7.875% due 05/15/2011	12,495	12,682
8.250% due 05/01/2012	24,900	26,581
VoiceStream Wireless Corp.
10.375% due 11/15/2009	12,825	14,235
Williams Cos., Inc.
9.250% due 03/15/2004	61,545	60,776
7.375% due 11/15/2006	3,600	3,672
7.625% due 07/15/2019	4,910	3,903
7.875% due 09/01/2021	25,990	20,792
7.500% due 01/15/2031	8,050	6,279
7.750% due 06/15/2031	10,625	8,288
8.750% due 03/15/2032	2,200	1,859
Young Broadcasting, Inc.
9.000% due 01/15/2006	13,406	13,540
8.750% due 06/15/2007	8,000	8,120
8.500% due 12/15/2008	7,070	7,512
10.000% due 03/01/2011	28,567	30,424

		3,024,109

Utilities 12.5%
AES Corp.
10.000% due 12/12/2005	5,000	5,125
AT&T Corp.
8.500% due 11/15/2031	17,755	19,150
Calpine Corp.
7.625% due 04/15/2006	6,225	3,766
8.750% due 07/15/2007	24,241	14,181
7.875% due 04/01/2008	9,898	5,592
8.500% due 05/01/2008	9,400	5,452
8.625% due 08/15/2010	6,260	3,506
8.500% due 02/15/2011	995	562
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	6,950	6,915
CMS Energy Corp.
8.375% due 07/01/2003	5,575	5,547
7.625% due 11/15/2004	7,815	7,268
7.000% due 01/15/2005	13,602	12,038
8.900% due 07/15/2008	8,100	7,169
7.500% due 01/15/2009	11,605	9,806
CMS Panhandle Holding Co.
6.125% due 03/15/2004	70	71
Consumers Energy Co.
6.200% due 05/01/2008	7,700	7,713
Edison International, Inc.
6.875% due 09/15/2004	18,250	18,341
Edison Mission Energy
10.000% due 08/15/2008	2,425	1,879
9.875% due 04/15/2011	7,225	5,455
El Paso Corp.
6.750% due 05/15/2009	8,400	6,804
7.000% due 05/15/2011	2,150	1,709
7.800% due 08/01/2031	4,700	3,384
7.750% due 01/15/2032	34,785	25,045
El Paso Energy Partners
8.500% due 06/01/2010	13,675	13,983
8.500% due 06/01/2011	20,084	20,586
El Paso Natural Gas Co.
8.625% due 01/15/2022	7,000	6,545
Fairpoint Communications, Inc.
11.875% due 03/01/2010	6,775	7,148
France Telecom S.A.
9.250% due 03/01/2011	19,760	23,794
IPALCO Enterprises, Inc.
7.625% due 11/14/2011	5,015	4,924
Niagara Mohawk Power Co.
0.000% due 07/01/2010 (c)	6,900	7,141
NorAm Energy Corp.
6.375% due 11/01/2003	20,855	20,803
7.750% due 02/15/2011	27,855	27,855
Pinnacle Partners
8.830% due 08/15/2004	51,840	52,149
PSEG Energy Holdings, Inc.
8.625% due 02/15/2008	2,000	2,067
10.000% due 10/01/2009	15,185	16,157
8.500% due 06/15/2011	37,525	38,296
Reliant Energy Resources Corp.
8.125% due 07/15/2005	13,000	13,065
Rocky River Realty
8.810% due 04/14/2007 (e)	2,021	2,318
Rogers Communication, Inc.
9.125% due 01/15/2006	2,211	2,258
8.875% due 07/15/2007	354	363
Rural Cellular Corp.
9.625% due 05/15/2008	10,208	7,426
9.750% due 01/15/2010	2,950	2,146
SESI, LLC
8.875% due 05/15/2011	19,579	20,852
South Point Energy Corp.
8.400% due 05/30/2012	29,976	22,346
Southern California Edison Co.
8.000% due 02/15/2007	17,920	19,264
Sprint Capital Corp.
6.125% due 11/15/2008	10,055	10,005
7.625% due 01/30/2011	31,700	32,651
8.375% due 03/15/2012	10,820	11,577
6.900% due 05/01/2019	11,800	10,856
6.875% due 11/15/2028	34,790	30,615
8.750% due 03/15/2032	37,690	39,009
TeleCorp PCS, Inc.
0.000% due 04/15/2009 (c)	10,244	10,295
Texas Utilities Corp.
5.520% due 08/16/2003	18,340	18,523
TSI Telecommunication Services, Inc.
12.750% due 02/01/2009	9,800	9,212
TXU Corp.
6.375% due 01/01/2008	2,095	2,153
7.000% due 03/15/2013	14,500	14,819
Wilmington Trust Co.—Tucson Electric
10.210% due 01/01/2009 (e)	448	448
10.732% due 01/01/2013 (e)	7,015	7,015
WorldCom, Inc.—WorldCom Group
7.750% due 04/01/2007 (b)	10,000	2,700
7.500% due 05/15/2011 (b)	8,000	2,160
6.950% due 08/15/2028 (b)	12,700	3,429
8.250% due 05/15/2031 (b)	43,450	11,732

		725,163

Total Corporate Bonds & Notes (Cost $4,351,199)		4,275,665

MUNICIPAL BONDS & NOTES 0.2%
California 0.2%
Los Angeles, California Community Redevelopment Agency Revenue Bonds, Series 2002
8.250% due 09/01/2007	855	909
9.000% due 09/01/2012	725	786
9.750% due 09/01/2017	1,160	1,270
9.750% due 09/01/2022	1,375	1,476
9.750% due 09/01/2027	2,170	2,352
9.750% due 09/01/2032	3,480	3,782

		10,575

New Jersey 0.0%
New Jersey Tobacco Settlement Funding Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	2,000	1,844

Total Municipal Bonds & Notes (Cost $11,844)		12,419

MORTGAGE-BACKED SECURITIES 0.0%
Collateralized Mortgage Obligations 0.0%
Red Mountain Funding Corp.
9.150% due 11/28/2027	4,517	2,278

Total Mortgage-Backed Securities (Cost $4,247)		2,278

ASSET-BACKED SECURITIES 2.5%
American Cellular Corp.
7.000% due 03/31/2007 (a)	4,616	3,508
Ball Corp.
3.510% due 12/31/2009 (a)	1,995	2,003
Centennial Cellular
4.340% due 05/30/2007	192	155
4.340% due 05/31/2007 (a)	835	675
4.350% due 05/31/2007 (a)	4,093	3,412
4.590% due 11/30/2007 (a)	184	148
4.510% due 01/04/2008 (a)	1,835	1,484
Centennial Puerto Rico
4.340% due 05/31/2007 (a)	99	80
4.590% due 01/04/2008	100	81
4.590% due 01/04/2008 (a)	1,835	1,484
Charter Communications Holdings LLC
4.120% due 03/18/2008 (a)	11,889	10,392
CITGO Petroleum Corp.
8.250% due 02/24/2006 (a)	2,000	2,016
Commonwealth Brands
5.375% due 08/28/2007 (a)	3,000	2,994
DaVita, Inc.
4.310% due 03/31/2009 (a)	304	305
4.340% due 04/30/2009 (a)	1,388	1,391
4.352% due 04/30/2009 (a)	797	799
4.456% due 04/30/2009 (a)	1,388	1,391
4.821% due 04/30/2009 (a)	1,092	1,095
Del Monte Corp.
5.040% due 12/31/2010 (a)	532	537
5.051% due 12/31/2010 (a)	2,468	2,492
Dex Media East LLC
5.560% due 06/30/2009 (a)	2,449	2,477
DirecTV Holdings LLC
4.830% due 06/30/2010 (a)	2,500	2,499
Extended Stay America, Inc.
4.310% due 01/31/2009 (a)	4,611	4,521
Insight Midwest, L.P.
4.562% due 12/15/2009 (a)	3,500	3,387
4.562% due 12/31/2009 (a)	7,000	6,775
Las Vegas Sands, Inc.
4.400% due 06/30/2004	1,995	2,008
Lyondell Petroleum
6.250% due 06/30/2006 (a)	29	29
Messer Griesheim Holding AG
4.100% due 04/27/2009 (a)	1,491	1,500
4.600% due 04/27/2010 (a)	2,203	2,216
4.550% due 10/04/2027 (a)	556	559
Mission Energy
8.880% due 07/25/2006 (a)	6,500	2,202
Nextel Communications, Inc.
4.375% due 03/31/2008 (a)	9,146	8,793
Nextel Partners, Inc.
4.750% due 06/30/2008 (a)	17,918	17,485
5.000% due 12/31/2008 (a)	17,918	17,485
Penn National Gaming, Inc.
5.290% due 03/01/2009 (a)	1,667	1,668
5.320% due 04/01/2009 (a)	1,667	1,667
5.320% due 05/01/2009 (a)	1,667	1,667
RH Donnelley Finance Corp.
5.290% due 06/30/2010 (a)	2,917	2,940
5.340% due 07/30/2010 (a)	2,917	2,889
5.310% due 08/30/2010 (a)	1,647	1,631

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	37

Schedule of Investments (Cont.)

High Yield Fund

March 31, 2003

	Principal Amount (000s)		Value (000s)

Rural Cellular Corp.
4.590% due 03/31/2008 (a)		$8	$6
4.590% due 10/03/2008 (a)		8	6
4.630% due 10/03/2008 (a)		8	6
4.840% due 04/02/2009 (a)		8	6
4.630% due 04/03/2009 (a)		2,978	2,581
4.840% due 04/03/2009 (a)		8	6
4.880% due 04/03/2009 (a)		2,978	2,581
4.840% due 04/04/2009 (a)		8	7
Southern California Edison Co.
4.375% due 03/01/2005 (a)		3,000	3,004
Stone Container Corp.
3.812% due 06/30/2009 (a)		7,419	7,342
TRW Automotive, Inc.
7.250% due 03/01/2011 (a)		3,000	2,960
Ventas Capital Corp.
3.870% due 04/17/2007 (a)		2,481	2,460
Xerox Corp.
5.300% due 04/30/2005 (a)		4,990	4,913

Total Asset-Backed Securities (Cost $152,338)			146,718

SOVEREIGN ISSUES 6.7%
Republic of Brazil
2.562% due 04/15/2006 (a)		83,748	76,529
11.500% due 03/12/2008		10,000	9,225
11.000% due 01/11/2012		17,100	14,578
8.000% due 04/15/2014		42,902	34,000
11.000% due 08/17/2040		10,525	7,920
Republic of Colombia
7.625% due 02/15/2007		3,050	2,997
10.000% due 01/23/2012		11,300	11,639
10.750% due 01/15/2013		4,000	4,240
11.750% due 02/25/2020		7,000	7,665
10.375% due 01/28/2033		14,850	14,664
Republic of Panama
8.250% due 04/22/2008		7,000	7,472
9.625% due 02/08/2011		13,000	14,723
9.375% due 07/23/2012		6,000	6,634
4.750% due 07/17/2014		3,194	2,843
2.250% due 07/17/2016 (a)		5,727	4,696
10.750% due 05/15/2020		4,000	4,650
9.375% due 01/16/2023		2,720	2,870
8.875% due 09/30/2027		1,525	1,567
Republic of Peru
9.125% due 01/15/2008		6,000	6,480
9.125% due 02/21/2012		45,760	48,391
9.875% due 02/06/2015		4,000	4,320
Russian Federation
11.000% due 07/24/2018		5,000	6,600
5.000% due 03/31/2030		33,900	29,398
United Mexican States
6.375% due 01/16/2013		21,130	21,183
6.625% due 03/03/2015		6,000	6,015
8.125% due 12/30/2019		2,500	2,695
8.000% due 09/24/2022		7,950	8,340
8.300% due 08/15/2031		22,550	24,298

Total Sovereign Issues (Cost $366,510)			386,632

FOREIGN CURRENCY-DENOMINATED ISSUES (k)(l) 3.5%
Ball Corp.
5.025% due 11/30/2009	EC	5,440	5,961
Barry Callebaut Services NV
9.250% due 03/15/2010		3,000	3,429
Del Monte Corp.
6.578% due 12/31/2010		978	1,077
El Paso Corp.
5.750% due 03/14/2006		5,000	4,395
7.125% due 05/06/2009		13,600	11,479
Fort James Corp.
4.750% due 06/29/2004		5,700	5,931
Fresenius Medical Care
7.375% due 06/15/2011		6,000	6,419
Johnsondiversey, Inc.
9.625% due 05/15/2012		3,500	3,949
Kronos International, Inc.
8.875% due 06/30/2009		15,865	17,104
Legrand S.A.
11.000% due 02/15/2013		18,060	20,656
MDP Acquisitions PLC
10.125% due 10/01/2012		22,475	25,248
Messer Griesheim Holding AG
5.471% due 04/27/2009		2,000	2,195
10.375% due 06/01/2011		5,700	6,670
Remy Cointreau S.A.
10.000% due 07/30/2005		4,900	5,620
TRW Automotive, Inc.
10.125% due 02/15/2013		13,000	14,257
Tyco International Group S.A.
4.375% due 11/19/2004		28,500	29,902
6.125% due 04/04/2007		6,400	6,502
5.500% due 11/19/2008		15,737	15,206
Vivendi Universal S.A.
1.000% due 07/05/2003		1,211	1,352
Xerox Capital Europe PLC
5.250% due 12/03/2004		9,500	9,833
Xerox Corp.
3.500% due 02/04/2004		5,000	5,279

Total Foreign Currency-Denominated Issues (Cost $186,302)			202,464

CONVERTIBLE BONDS & NOTES 2.1%
Consumer Staples 0.2%
Elan Finance Corp. Ltd.
0.000% due 12/14/2018		$26,850	13,022

Healthcare 0.5%
HEALTHSOUTH Corp.
3.250% due 04/01/2049 (b)		12,900	1,677
Total Renal Care Holdings
7.000% due 05/15/2009		24,203	24,596

			26,273

Industrials 1.0%
Clear Channel Communications, Inc.
2.625% due 04/01/2003		2,400	2,403
Dimon, Inc.
6.250% due 03/31/2007		39,027	35,199
Pride International, Inc.
0.000% due 04/24/2018		36,200	18,010

			55,612

Technology 0.1%
Solectron Corp.
0.000% due 05/08/2020		7,499	4,696

Utilities 0.3%
America Online, Inc.
0.000% due 12/06/2019		10,000	5,863
Rogers Communication, Inc.
2.000% due 11/26/2005		17,615	14,092

			19,955

Total Convertible Bonds & Notes (Cost $127,450)			119,558

PREFERRED STOCK 1.1%
	Shares

CSC Holdings, Inc.
11.125% due 04/01/2008		182,696	18,726
Fresenius Medical Care
7.875% due 02/01/2008		44,822	46,279

Total Preferred Stock (Cost $63,931)			65,005

SHORT-TERM INSTRUMENTS 9.1%
	Principal Amount (000s)

Commercial Paper 7.2%
Alcon Capital Corp.
1.250% due 04/17/2003		$2,250	2,249
CDC Commercial Paper Corp.
1.230% due 05/21/2003		11,000	10,981
Danske Corp.
1.250% due 04/24/2003		5,000	4,996
1.240% due 04/25/2003		15,900	15,887
1.255% due 04/28/2003		29,100	29,073
Federal Home Loan Bank
1.230% due 05/28/2003		75,000	74,854
Freddie Mac
1.225% due 05/30/2003		65,000	64,869
HBOS Treasury Services PLC
1.260% due 05/02/2003		20,000	19,978
UBS Finance, Inc.
1.390% due 04/01/2003		95,000	95,000
1.240% due 04/14/2003		31,800	31,786
1.240% due 04/16/2003		44,800	44,777
1.215% due 04/21/2003		23,400	23,384

			417,834

Repurchase Agreements 1.4%
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Federal Home Loan Bank 1.250% due 04/13/2004 valued at $7,940 and Fannie Mae 2.600% due 10/24/2004 valued at $76,501. Repurchase proceeds are $82,784.)		82,782	82,782

U.S. Treasury Bills 0.5%
1.151% due 05/08/2003- 05/15/2003 (f)(g)		29,685	29,644

Total Short-Term Instruments (Cost $530,260)			530,260

Total Investments 98.8% (Cost $5,794,081)			$5,740,999
Written Options (j)(0.4%) (Premiums $17,926)			(21,736)
Other Assets and Liabilities (Net) 1.6%			92,114

Net Assets 100.0%			$5,811,377

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Security is in default.

(c)	Security becomes interest bearing at a future date.

(d)	Payment in-kind bond security.

(e)	Restricted security.

38	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

(f)	Securities with an aggregate market value of $9,882 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation

U.S. Treasury 10 Year Note (06/2003)—Long	782	$2,293

(g)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h)	Short sales open at March 31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

Republic of Venezuela	2.313	12/18/2007	$70,595	$49,064	$50,559

(i)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Pay a fixed rate equal to 8.500% and the Fund will receive to the counterparty at par in the event of default of The Williams Cos., Inc. 8.125% due 03/15/2012.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2004	$2,500	$(395)
Pay a fixed rate equal to 3.500% and the Fund will receive to the counterparty at par in the event of default of The Williams Cos., Inc. 7.125% due 09/01/2011.
Counterparty: Goldman Sachs & Co. Exp. 03/15/2004	5,000	(978)
Receive a fixed rate equal to 2.250% and the Fund will pay to the counterparty at par in the event of default of Russian Federation 5.000% due 03/31/2030.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	15
Receive a fixed rate equal to 0.700% and the Fund will pay to the counterparty at par in the event of default of Republic of Croatia 2.188% due 07/31/2010.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	1
Receive a fixed rate equal to 1.750% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: J.P. Morgan Chase & Co. Exp. 05/24/2003	5,000	4
Receive a fixed rate equal to 1.200% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 2.250% due 06/17/2016.
Counterparty: J.P. Morgan Chase & Co. Exp. 05/24/2003	7,000	1
Receive a fixed rate equal to 3.000% and the Fund will pay to the counterparty at par in the event of default of Dynegy Holdings, Inc. 6.875% due 04/01/2011.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/15/2003	8,000	982
Receive a fixed rate equal to 1.500% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 5.000% due 03/07/2017.
Counterparty: J.P. Morgan Chase & Co. Exp. 05/28/2003	10,000	4
Receive a fixed rate equal to 0.900% and the Fund will pay to the counterparty at par in the event of default of Republic of Bulgaria 2.188% due 07/28/2011.
Counterparty: J.P. Morgan Chase & Co. Exp. 05/28/2003	7,000	5
Receive a fixed rate equal to 1.570% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 05/29/2003	7,000	4
Receive a fixed rate equal to 1.820% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	9,000	44
Receive a fixed rate equal to 2.100% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	7,000	40
Receive a fixed rate equal to 1.770% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	9,000	41
Receive a fixed rate equal to 3.550% and the Fund will pay to the counterparty at par in the event of default of France Telecom S.A. 4.160% due 03/14/2003.
Counterparty: ABN AMRO Bank, N.V. Exp. 06/03/2003	17,500	79
Receive a fixed rate equal to 7.500% and the Fund will pay to the counterparty at par in the event of default of Qwest Corp. 8.875% due 03/15/2012.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/05/2003	6,500	41
Receive a fixed rate equal to 7.250% and the Fund will pay to the counterparty at par in the event of default of Qwest Corp. 7.625% due 06/09/2003.
Counterparty: Merrill Lynch & Co., Inc. Exp. 06/03/2003	10,000	64
Receive a fixed rate equal to 3.700% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.375% due 03/15/2012.
Counterparty: UBS Warburg LLC Exp. 06/09/2003	25,000	(32)
Receive a fixed rate equal to 3.150% and the Fund will pay to the counterparty at par in the event of default of JPMorgan HYDI—BB due November 15, 2007
Counterparty: J.P. Morgan Chase & Co. Exp. 11/15/2007	4,000	(15)
Receive a fixed rate equal to 3.450% and the Fund will pay to the counterparty at par in the event of default of France Telecom S.A. 5.750% due 04/25/2007.
Counterparty: Goldman Sachs & Co. Exp. 06/05/2003	25,000	103
Receive a fixed rate equal to 3.950% and the Fund will pay to the counterparty at par in the event of default of France Telecom S.A. 5.700% due 07/25/2010.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/14/2003	4,000	32
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/2027.
Counterparty: Credit Suisse First Boston Exp. 06/14/2003	20,000	6
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Credit Suisse First Boston Exp. 06/14/2003	10,000	1
Receive a fixed rate equal to 2.000% and the Fund will pay to the counterparty at par in the event of default of Deutsche Telekom AG 5.250% due 05/20/2008.
Counterparty: UBS Warburg LLC Exp. 06/14/2003	41,500	81
Receive a fixed rate equal to 4.250% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 7.625% due 01/30/2011.
Counterparty: Credit Suisse First Boston Exp. 06/14/2003	2,500	32
Receive a fixed rate equal to 7.750% and the Fund will pay to the counterparty at par in the event of default of The Williams Cos., Inc. 8.125% due 03/15/2012.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/16/2003	2,800	18
Receive a fixed rate equal to 7.500% and the Fund will pay to the counterparty at par in the event of default of CIT Group, Inc. 7.750% due 04/02/2012.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/19/2003	20,000	285

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	39

Schedule of Investments (Cont.)

High Yield Fund

March 31, 2003

Receive a fixed rate equal to 5.000% and the Fund will pay to the counterparty at par in the event of default of CIT Group, Inc. 6.500% due 02/07/2006.
Counterparty: Credit Suisse First Boston Exp. 06/30/2003	$5,000	$41
Receive a fixed rate equal to 0.950% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 07/23/2012.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	(2)
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of Republic of South Africa 9.125% due 05/19/2009.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	2
Receive a fixed rate equal to 8.000% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2004.
Counterparty: J.P. Morgan Chase & Co. Exp. 07/03/2003	2,000	124
Receive a fixed rate equal to 0.600% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 02/14/2004	5,000	6
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/16/2003	5,000	13
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 01/22/2005	5,000	23
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/27/2005	5,000	27
Received a fixed rate equal to 5.450% and the Fund will pay to the counteraprty at par in the event of default of Centerpoint Energy Resources Corporation 7.750% due 02/15/2011.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/31/2004	5,500	16
Receive a fixed rate to 6.750% and the Fund will pay to the counterparty at par in the event of default of Xerox Corp. 9.750% due 01/15/2009.
Counterparty: Goldman Sachs & Co. Exp. 12/20/2004	5,000	0

		$713

(j)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Put—OTC 7 Year Interest Rate Swap
Strike @ 7.000%* Exp. 01/07/2005	$206,100	$3,566	$2,013
Call—OTC 7 Year Interest Rate Swap
Strike @ 5.500%** Exp. 01/07/2005	76,500	1,581	5,155
Call—OTC 7 Year Interest Rate Swap
Strike @ 5.000%** Exp. 01/07/2005	117,800	2,780	5,661
Call—OTC 10 Year Interest Rate Swap
Strike @ 4.000%** Exp. 10/07/2004	160,800	2,564	2,380
Put—OTC 10 Year Interest Rate Swap
Strike @ 6.500%* Exp. 10/07/2004	92,500	2,643	1,476
Put—OTC 10 Year Interest Rate Swap
Strike @ 6.500%* Exp. 10/07/2004	68,300	$2,015	$1,090

Type	# of Contracts	Premium	Value

Call—CBOT U.S. Treasury Note June Futures
Strike @ 113.000 Exp. 05/24/2003	1,130	1,726	2,843
Call—CBOT U.S. Treasury Note June Futures
Strike @ 116.000 Exp. 05/24/2003	1,325	1,051	1,118

		$17,926	$21,736

*	The Fund will pay a floating rate based on 3-month LIBOR.

**	The Fund will receive a floating rate based on 3-month LIBOR.

(k)	Principal amount denoted in indicated currency:

EC—Euro

MP—Mexican Peso

(l)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation

Buy	EC	38,565	04/2003	$1,250	$(51)	$1,199
Sell		223,747	04/2003	2,155	(78)	2,077
Buy	MP	141,038	06/2003	384	0	384

				$3,789	$(129)	$3,660

40	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Schedule of Investments

Long-Term U.S. Government Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 8.7%
Banking & Finance 6.3%
Bankunited FSB
5.400% due 02/02/2004	$2,000	$2,069
CIT Group, Inc.
1.470% due 08/14/2003 (a)	700	699
Ford Motor Credit Co.
1.695% due 06/02/2003 (a)	1,900	1,897
1.602% due 04/26/2004 (a)	6,000	5,783
General Electric Capital Corp.
5.450% due 01/15/2013	3,200	3,357
6.750% due 03/15/2032	8,700	9,832
7.500% due 08/21/2035	200	246
General Motors Acceptance Corp.
2.088% due 01/20/2004 (a)	6,000	5,970
8.000% due 11/01/2031	150	147
Merrill Lynch & Co., Inc.
1.640% due 03/08/2004 (a)	600	601
Morgan Stanley
1.510% due 09/19/2003 (a)	1,600	1,601
National Rural Utilities Cooperative Finance Corp.
1.551% due 07/17/2003 (a)	5,000	4,996
2.352% due 04/26/2004 (a)	3,000	3,024
8.000% due 03/01/2032	2,000	2,486
Postal Square LP
6.500% due 06/15/2022	1,796	2,043
Travelers Property Casualty Corp.
6.375% due 03/15/2033	1,000	992
U.S. Trade Funding Corp.
4.260% due 11/15/2014	9,700	9,968
Verizon Global Funding Corp.
6.875% due 06/15/2012	60	69

		55,780

Industrials 2.2%
Caterpillar, Inc.
7.300% due 05/01/2031	1,620	1,959
Chrysler Corp.
7.450% due 03/01/2027	100	105
Continental Airlines, Inc.
6.320% due 11/01/2008	2,120	1,724
DaimlerChrysler North America Holding Corp.
7.750% due 05/27/2003	10,000	10,094
1.660% due 08/16/2004 (a)	3,000	2,980
8.500% due 01/18/2031	415	491
Ford Motor Co.
7.450% due 07/16/2031	2,800	2,148
General Motors Corp.
6.750% due 05/01/2028	485	411
Viacom, Inc.
5.625% due 08/15/2012	110	118

		20,030

Utilities 0.2%
BellSouth Corp.
6.875% due 10/15/2031	470	541
Cingular Wireless, Inc.
7.125% due 12/15/2031	415	439
GTE Corp.
6.840% due 04/15/2018	135	149
6.940% due 04/15/2028	215	233
SBC Communications, Inc.
5.875% due 08/15/2012	55	60

		1,422

Total Corporate Bonds & Notes (Cost $75,632)		77,232

MUNICIPAL BONDS & NOTES 1.3%
California 0.1%
Foothill Eastern Transportation Corridor Agency Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2029	1,970	528

Colorado 0.3%
Dawson Ridge Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	6,800	2,495

Florida 0.1%
Florida State Board Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	1,200	1,221

Massachusetts 0.6%
Massachusetts State Water Pollution Abatement Revenue Bonds, Series 2002
5.000% due 08/01/2032	5,000	5,082

Texas 0.2%
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	2,000	2,017

Total Municipal Bonds & Notes (Cost $11,259)		11,343

U.S. GOVERNMENT AGENCIES 20.2%
Fannie Mae
3.800% due 12/20/2004	3,000	3,018
7.125% due 01/15/2030	580	725
6.625% due 11/15/2030	80,350	95,039
Federal Home Loan Bank
5.500% due 04/17/2006	12,000	13,128
3.750% due 04/15/2008	25,000	25,291
5.120% due 01/10/2013	6,500	6,670
Freddie Mac
3.650% due 01/11/2005	1,500	1,510
3.875% due 06/27/2005	2,000	2,011
4.000% due 02/13/2017	4,800	4,876
Overseas Private Investment Corp.
3.800% due 08/15/2007	9,130	9,205
Tennessee Valley Authority
7.140% due 05/23/2012	4,000	4,877
7.125% due 05/01/2030	10,000	12,526

Total U.S. Government Agencies (Cost $172,035)		178,876

U.S. TREASURY OBLIGATIONS 29.6%
Treasury Inflation Protected Securities (e)
3.875% due 01/15/2009	22,155	25,250
3.500% due 01/15/2011	292	328
3.000% due 07/15/2012	162	176
3.875% due 04/15/2029	21,550	26,500
U.S. Treasury Bonds
7.500% due 11/15/2016	7,700	10,116
8.750% due 05/15/2017	41,100	59,608
8.875% due 08/15/2017	200	293
8.000% due 11/15/2021	20,550	28,644
5.500% due 08/15/2028	9,870	10,642
U.S. Treasury Notes
4.375% due 08/15/2012	13,100	13,699
U.S. Treasury Strips
0.000% due 02/15/2019	5,300	2,379
0.000% due 11/15/2027	311,170	85,009

Total U.S. Treasury Obligations (Cost $256,836)		262,644

MORTGAGE-BACKED SECURITIES 26.0%
Collateralized Mortgage Obligations 19.2%
Bank of America Mortgage Securities, Inc.
5.796% due 10/20/2032 (a)	10,692	10,914
Bear Stearns Adjustable Rate Mortgage Trust
6.210% due 01/25/2032 (a)	1,305	1,312
6.135% due 02/25/2032 (a)	1,140	1,157
5.381% due 02/25/2033 (a)	2,922	3,003
5.468% due 03/25/2033 (a)	3,983	4,096
Bear Stearns Commercial Mortgage Securities, Inc.
4.751% due 06/25/2030 (a)	380	378
Bear Stearns Mortgage Securities, Inc.
7.100% due 06/25/2024	385	385
California Federal Bank
5.136% due 08/25/2030 (a)	140	141
Chase Mortgage Finance Corp.
6.750% due 08/25/2028	1,850	1,887
Chemical Mortgage Securities, Inc.
7.250% due 01/25/2026	285	285
Countrywide Home Loans
5.986% due 03/19/2032 (a)	548	550
5.345% due 09/19/2032 (a)	4,777	4,881
CS First Boston Mortgage Securities Corp.
7.500% due 02/25/2031	141	146
Fannie Mae
6.250% due 12/25/2013	49	52
1.952% due 10/25/2017 (a)	1,202	1,207
6.950% due 07/25/2020	455	491
7.000% due 04/25/2022	1,047	1,139
7.000% due 06/25/2022	504	555
7.000% due 10/25/2022	1,951	2,192
7.800% due 10/25/2022	173	189
6.900% due 05/25/2023	781	840
7.000% due 05/25/2023	1,591	1,792
7.000% due 06/25/2023	671	761
7.000% due 07/25/2023	67	76
6.000% due 08/25/2023	164	173
4.500% due 10/25/2023	312	258
6.500% due 11/25/2023	2,000	2,097
6.500% due 12/25/2023	742	750
6.500% due 01/25/2024	332	354
6.500% due 02/25/2024	360	364
6.000% due 05/17/2027	2,500	2,663
7.000% due 05/18/2027	1,905	2,071
6.750% due 06/25/2032	4,184	4,592
5.500% due 12/25/2032	10,185	9,557
Federal Agricultural Mortgage Corp.
7.248% due 07/25/2011 (a)	3,172	3,523
Freddie Mac
9.500% due 01/15/2005	2	2
8.000% due 02/15/2015	519	530
7.000% due 07/15/2022	543	571
7.000% due 05/15/2023	322	349
7.000% due 08/15/2023	393	421
6.250% due 09/15/2023	5,000	5,493
7.000% due 09/15/2023	970	1,086
7.410% due 10/25/2023	457	465
6.000% due 11/15/2023	1,136	1,211
6.500% due 11/15/2023	1,154	1,210
6.500% due 11/25/2023	711	782
6.250% due 12/15/2023	0	0
6.500% due 12/15/2023	1,235	1,343
7.000% due 01/15/2024	119	134
6.500% due 02/15/2024	231	246
6.500% due 03/15/2024	1,520	1,589
6.500% due 11/15/2027	1,394	1,444
6.000% due 05/15/2029	126	126
5.750% due 06/15/2029	4,508	4,604
5.750% due 05/15/2031	3,067	3,130
6.500% due 06/15/2031	7,281	7,792
6.000% due 12/15/2031	2,155	2,208
6.000% due 08/15/2032	14,497	14,760
5.500% due 11/15/2032	4,440	4,146
General Electric Capital Mortgage Services, Inc.
9.000% due 10/25/2023	13	13
6.500% due 11/25/2023	3,000	3,052
6.500% due 03/25/2024	21	21
German American Capital Corp.
7.000% due 08/12/2010 (a)	3,000	3,354

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	41

Schedule of Investments (Cont.)

Long-Term U.S. Government Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

GMAC Commercial Mortgage Corp.
1.780% due 09/20/2012 (a)	$8,895	$8,900
Government National Mortgage Association
7.000% due 03/16/2029	331	376
6.000% due 05/20/2029	4,906	5,150
GS Mortgage Securities Corp. II
6.860% due 07/13/2030	9,000	9,324
Norwest Asset Securities Corp.
6.750% due 10/25/2028	948	956
PNC Mortgage Securities Corp.
7.500% due 01/25/2015	1,847	1,909
7.500% due 02/25/2027	551	551
1.802% due 12/25/2030 (a)	634	635
Prudential Home Mortgage Securities
6.950% due 09/25/2023	83	83
5.900% due 12/25/2023	13	13
6.500% due 01/25/2024	1,000	1,022
Residential Accredit Loans, Inc.
7.000% due 02/25/2028	1,215	1,243
Residential Asset Securitization Trust
6.180% due 05/25/2032	2,575	2,587
Residential Funding Mortgage Securities I, Inc.
7.500% due 04/25/2027	460	459
Resolution Trust Corp.
5.257% due 05/25/2029 (a)	339	338
Sequoia Mortgage Trust
1.680% due 05/20/2032 (a)	3,830	3,822
Structured Asset Mortgage Investments, Inc.
7.121% due 02/25/2030 (a)	461	467
Structured Asset Securities Corp.
6.250% due 01/25/2032	216	222
1.820% due 07/25/2032 (a)	4,456	4,445
United Mortgage Securities Corp.
4.722% due 06/25/2032 (a)	1,862	1,887
Washington Mutual
6.500% due 12/25/2031	357	357
Washington Mutual, Inc.
6.500% due 10/19/2029	493	505

		170,164

Fannie Mae 1.2%
4.470% due 08/01/2026 (a)	82	84
4.509% due 11/01/2023 (a)	1,166	1,192
4.590% due 08/01/2026 (a)	77	80
4.617% due 12/01/2027 (a)	694	718
4.632% due 02/01/2028 (a)	103	107
4.749% due 10/01/2024 (a)	755	776
5.000% due 04/21/2018	2,000	2,054
5.086% due 10/01/2024 (a)	21	22
6.055% due 04/01/2028 (a)	1,255	1,306
6.500% due 05/01/2003-07/01/2005 (a)(b)	427	433
7.000% due 03/01/2004-05/01/2004 (a)(b)	1,236	1,255
7.342% due 01/01/2026 (a)	312	329
7.492% due 05/01/2025 (a)	371	389
7.500% due 02/01/2004-07/01/2032 (b)	634	658
9.000% due 08/01/2021-06/01/2027 (b)	900	1,003

		10,406

Federal Housing Administration 2.5%
1.000% due 10/01/2022	627	672
3.000% due 11/25/2019	3,226	3,286
4.918% due 11/01/2019	41	44
6.896% due 07/01/2020	2,315	2,473
7.400% due 12/18/2018	1,450	1,553
7.430% due 08/01/2020-06/01/2024 (b)	13,185	14,133

		22,161

Freddie Mac 0.5%
3.843% due 01/01/2028 (a)	928	956
3.889% due 12/01/2024 (a)	299	309
4.489% due 10/01/2026 (a)	177	183
4.830% due 06/01/2022 (a)	27	28
4.866% due 05/01/2022 (a)	28	29
6.560% due 09/01/2027 (a)	694	728
6.912% due 01/01/2028 (a)	448	471
7.000% due 09/01/2007	2	2
7.450% due 03/25/2022	374	402
7.468% due 02/01/2028 (a)	561	595
7.500% due 06/01/2004-10/01/2004 (b)	388	396
8.000% due 05/01/2004	216	223
9.000% due 07/01/2004	4	4

		4,326

Government National Mortgage Association 2.3%
4.500% due 05/20/2030 (a)	6,053	6,187
5.375% due 02/20/2017-01/20/2028 (a)(b)	5,416	5,548
5.625% due 12/20/2017-11/20/2027 (a)(b)	1,972	2,021
5.750% due 09/20/2017-09/20/2026 (a)(b)	2,444	2,514
6.500% due 03/15/2031-04/15/2032 (b)	1,917	2,016
6.800% due 10/15/2030	1,972	2,202

		20,488

Stripped Mortgage-Backed Securities 0.3%
Fannie Mae (IO)
1197.968% due 08/25/2007	2	31
6.500% due 09/25/2021	97	3
14.600% due 09/25/2007	1	15
Fannie Mae (PO)
0.000% due 03/25/2009	2,623	2,489
Freddie Mac (IO)
6.000% due 10/15/2007	6	0
6.500% due 11/15/2003	355	7
6.500% due 10/15/2007	136	5
6.500% due 11/15/2008	350	37
7.000% due 12/15/2023	532	59
7.500% due 06/15/2007	11	0
19.100% due 02/15/2007	1	10

		2,656

Total Mortgage-Backed Securities (Cost $220,304)		230,201

ASSET-BACKED SECURITIES 4.5%
Ace Securities Corp.
1.692% due 06/25/2032 (a)	4,908	4,910
Bayview Financial Acquisition Trust
1.732% due 02/25/2030 (a)	205	205
Bear Stearns Asset-Backed Securities, Inc.
1.682% due 10/25/2032 (a)	2,761	2,765
Countrywide Asset-Backed Certificates
1.612% due 05/25/2032 (a)	1,711	1,707
CS First Boston Mortgage Securities Corp.
1.600% due 12/15/2030 (a)	728	729
Household Automotive Trust
2.750% due 05/17/2005 (a)	6,953	6,992
Household Mortgage Loan Trust
1.640% due 05/20/2032 (a)	5,076	5,085
IMC Home Equity Loan Trust
1.532% due 03/25/2027 (a)	114	114
Novastar Home Equity Loan
1.632% due 01/25/2031 (a)	2,473	2,478
NPF XII, Inc.
2.233% due 10/01/2003 (a)(c)	3,000	600
Residential Funding Mortgage Securities II, Inc.
4.130% due 07/25/2011	5,000	5,048
SLM Student Loan Trust
1.889% due 01/25/2007 (a)	11	11
1.779% due 10/27/2025 (a)	1,414	1,415
WFS Financial Owner Trust
2.820% due 05/20/2005	7,463	7,504

Total Asset-Backed Securities (Cost $41,788)		39,563

SOVEREIGN ISSUES 4.0%
World Bank
7.625% due 01/19/2023	27,296	35,932

Total Sovereign Issues (Cost $34,712)		35,932

SHORT-TERM INSTRUMENTS 8.3%
Commercial Paper 4.9%
Fannie Mae
1.320% due 04/01/2003	7,800	7,800
1.230% due 07/01/2003	10,000	9,969
Federal Home Loan Bank
1.200% due 04/23/2003	4,600	4,597
Freddie Mac
1.230% due 05/29/2003	6,850	6,836
1.230% due 06/24/2003	14,000	13,960

		43,162

Repurchase Agreement 1.5%
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Federal Home Loan Bank 1.410% due 03/22/2004 valued at $13,448. Repurchase proceeds are $13,180.)	13,180	13,180

U.S. Treasury Bills 1.9%
1.147% due 05/08/2003-05/15/2003 (b)(d)	17,000	16,979

Total Short-Term Instruments (Cost $73,320)		73,321

Total Investments 102.6% (Cost $885,886)		$909,112
Written Options (f) (0.6%) (Premiums $3,297)		(5,460)
Other Assets and Liabilities (Net) (2.0%)		(17,429)

Net Assets 100.0%		$886,223

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Security is in default.

42	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

(d)	Securities with an aggregate market value of $13,234 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized (Depreciation)

U.S. Treasury 10 Year Note (06/2003)—Long	418	$(119)
U.S. Treasury 30 Year Bond(06/2003)—Long	1,902	(2,954)

		$(3,073)

(e)	Principal amount of security is adjusted for inflation.

(f)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Call—OTC 10 Year Interest Rate Swap
Strike @ 5.250%* Exp. 07/19/2004	$40,000	$1,052	$2,461
Call—OTC 2 Year Interest Rate Swap
Strike @ 3.500%* Exp. 07/22/2003	50,000	277	1,436
Call—OTC 5 Year Interest Rate Swap
Strike @ 3.250%* Exp. 03/03/2004	12,600	199	133
Call—OTC 5 Year Interest Rate Swap
Strike @ 3.250%* Exp. 03/03/2004	50,500	798	533

Type	# of Contracts	Premium	Value

Put—CME Eurodollar June Futures
Strike @ 97.000 Exp. 06/16/2003	378	103	5
Call—CME Eurodollar September Futures
Strike @ 98.750 Exp. 09/15/2003	104	36	56
Call—CBOT U.S. Treasury Note June Futures
Strike @ 116.000 Exp. 05/24/2003	812	501	685
Call—CBOT U.S. Treasury Note May Futures
Strike @ 120.000 Exp. 05/24/2003	110	512	12
Put—CBOT U.S. Treasury Note June Futures
Strike @ 111.000 Exp. 04/26/2003	238	103	63
Put—CBOT U.S. Treasury Note June Futures
Strike @ 107.000 Exp. 05/24/2003	196	177	76

		$3,297	$5,460

*	The Fund will receive a floating rate based on 3-month LIBOR.

(g)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized Appreciation

Receive a fixed rate equal to 5.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 06/18/2013	$11,200	$217

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	43

Schedule of Investments

Low Duration Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 20.8%
Banking & Finance 9.4%
Banco Nacional de Comercio Exterior
7.250% due 02/02/2004	$1,800	$1,881
Bank of America Corp.
6.625% due 06/15/2004	1,000	1,063
3.875% due 01/15/2008	1,600	1,641
Bear Stearns Cos., Inc.
1.940% due 05/24/2004 (a)	2,000	2,011
1.758% due 06/01/2004 (a)	3,000	3,012
Beaver Valley Funding Corp.
8.250% due 06/01/2003	318	320
Boeing Capital Corp.
5.750% due 02/15/2007	10,000	10,480
Capital One Bank
2.240% due 06/23/2003 (a)	1,100	1,097
CIT Group, Inc.
1.840% due 04/07/2003 (a)	2,900	2,900
2.840% due 01/31/2005 (a)	48,850	48,792
6.625% due 06/15/2005	7,840	8,316
4.125% due 02/21/2006	6,200	6,212
5.500% due 11/30/2007	10,000	10,233
Citigroup, Inc.
3.500% due 02/01/2008	76,000	76,223
Conoco Funding Co.
6.350% due 10/15/2011	950	1,076
Credit Asset Receivable LLC
6.274% due 10/31/2003	5,646	5,715
Credit Suisse First Boston USA, Inc.
4.625% due 01/15/2008	11,100	11,466
Export-Import Bank Korea
6.500% due 11/15/2006	6,700	7,182
7.100% due 03/15/2007	6,700	7,362
Finova Group, Inc.
7.500% due 11/15/2009	6,510	2,327
Ford Motor Credit Co.
6.125% due 04/28/2003	14,000	14,015
1.608% due 06/02/2003 (a)	600	599
1.806% due 06/23/2003 (a)	9,800	9,784
1.719% due 07/19/2004 (a)	800	764
6.875% due 02/01/2006	10,000	9,833
7.375% due 10/28/2009	100	95
7.875% due 06/15/2010	1,860	1,781
7.375% due 02/01/2011	580	541
7.250% due 10/25/2011	250	230
Gemstone Investors Ltd.
7.710% due 10/31/2004	36,300	33,764
General Motors Acceptance Corp.
1.340% due 07/20/2003 (a)	3,385	3,385
1.643% due 07/21/2003 (a)	200	200
1.680% due 08/04/2003 (a)	98,420	98,199
5.550% due 09/15/2003	3,000	3,043
5.750% due 11/10/2003	5,000	5,098
2.088% due 01/20/2004 (a)	41,720	41,510
2.140% due 03/22/2004 (a)	5,000	4,971
1.630% due 04/05/2004 (a)	1,700	1,677
2.150% due 05/04/2004 (a)	3,700	3,668
2.050% due 05/10/2004 (a)	600	594
2.040% due 05/17/2004 (a)	1,300	1,287
7.625% due 06/15/2004	1,000	1,051
6.850% due 06/17/2004	1,000	1,044
1.718% due 07/21/2004 (a)	600	590
1.740% due 07/30/2004 (a)	400	393
6.125% due 02/01/2007	4,000	4,108
6.125% due 08/28/2007	1,500	1,540
7.430% due 12/01/2021	379	405
General Motors Nova Scotia Finance
6.850% due 10/15/2008	20,500	21,289
Goldman Sachs Group, Inc.
4.125% due 01/15/2008	25,900	26,621
Heller Financial, Inc.
1.609% due 04/28/2003 (a)	20,000	20,005
Household Finance Corp.
1.550% due 06/24/2003 (a)	1,500	1,500
1.690% due 05/28/2004 (a)	500	498
7.125% due 09/01/2005	50	55
3.375% due 02/21/2006	15,000	15,161
7.200% due 07/15/2006	290	325
5.750% due 01/30/2007	1,000	1,077
4.625% due 01/15/2008	72,040	74,735
6.400% due 06/17/2008	20,000	22,279
IMEXA Export Trust
10.625% due 12/31/2005	2,491	1,445
J.P. Morgan Chase & Co.
7.625% due 09/15/2004	100	107
4.000% due 02/01/2008	16,000	16,261
5.250% due 05/30/2007	10,200	10,945
Korea Development Bank
5.383% due 06/16/2003 (a)	3,500	3,552
6.625% due 11/21/2003	20,300	20,825
Lehman Brothers Holdings, Inc.
8.250% due 06/15/2007	100	119
Marsh & McLennan Cos., Inc.
6.625% due 06/15/2004	1,000	1,060
Merrill Lynch & Co., Inc.
6.130% due 04/07/2003	7,770	7,774
6.550% due 08/01/2004	100	106
MetLife, Inc.
3.911% due 05/15/2005	65,850	67,787
Metropolitan Life Insurance Co.
6.300% due 11/01/2003	17,850	18,363
Middletown Trust
11.750% due 07/15/2010	811	836
Morgan Stanley Group, Inc.
6.875% due 03/01/2007	5,000	5,632
5.800% due 04/01/2007	6,200	6,755
National Rural Utilities Cooperative Finance Corp.
2.352% due 04/26/2004 (a)	1,000	1,008
6.125% due 05/15/2005	75	81
Newcourt Credit Group, Inc.
6.875% due 02/16/2005	26,515	27,947
Pemex Finance Ltd.
6.125% due 11/15/2003	3,800	3,859
Pemex Project Funding Master Trust
2.890% due 01/07/2005 (a)	46,000	46,625
Rothmans Holdings
6.500% due 05/06/2003	14,000	14,063
Salomon Smith Barney Holdings, Inc.
1.680% due 05/04/2004 (a)	32,760	32,844
Sears Roebuck Acceptance Corp.
6.900% due 08/01/2003	50	51
Shopping Center Associates
6.750% due 01/15/2004	11,725	12,196
Spieker Properties, Inc.
6.800% due 05/01/2004	2,000	2,095
State Street Capital Trust II
1.868% due 02/15/2008	12,000	12,005
Trinom Ltd.
5.278% due 12/18/2004 (a)	5,700	5,748
Verizon Global Funding Corp.
6.125% due 06/15/2007	143,600	159,137
Wells Fargo & Co.
6.625% due 07/15/2004	1,000	1,065
Wells Fargo Financial, Inc.
5.450% due 05/03/2004	6,250	6,522

		1,123,836

Industrials 5.8%
Allied Waste North America, Inc.
7.375% due 01/01/2004	5,000	5,100
Altria Group, Inc.
7.650% due 07/01/2008	7,500	7,943
Amerada Hess Corp.
5.300% due 08/15/2004	13,700	14,228
AOL Time Warner, Inc.
6.125% due 04/15/2006	17,000	17,804
Atlas Air, Inc.
8.010% due 01/02/2010	7,194	1,870
Clear Channel Communications, Inc.
6.000% due 11/01/2006	7,000	7,512
Coastal Corp.
6.500% due 05/15/2006	10,000	8,750
Comcast Cable Communications, Inc.
6.375% due 01/30/2006	8,000	8,569
8.375% due 05/01/2007	27,000	30,791
Conoco, Inc.
5.900% due 04/15/2004	3,100	3,240
Cox Communications, Inc.
6.875% due 06/15/2005	2,884	3,140
7.750% due 08/15/2006	10,000	11,280
Cox Enterprises, Inc.
2.250% due 05/01/2033 (a)	2,000	1,998
CSX Corp.
6.250% due 10/15/2008	1,197	1,333
DaimlerChrysler North America Holding Corp.
7.750% due 05/27/2003	16,500	16,656
1.570% due 08/21/2003 (a)	900	899
1.660% due 08/16/2004 (a)	1,000	993
6.900% due 09/01/2004	1,000	1,060
Dow Chemical Co.
5.750% due 12/15/2008	10,000	10,493
Eastman Chemical Co.
6.375% due 01/15/2004	250	259
Enron Corp.
6.500% due 08/01/2002 (b)	13,700	1,336
6.750% due 09/01/2004 (b)	1,545	239
7.625% due 09/10/2004 (b)	2,400	372
8.375% due 05/23/2005 (b)	7,355	1,140
8.000% due 08/15/2005 (b)	8,300	2,179
Federal-Mogul Corp.
7.500% due 07/01/2004 (b)	28,600	3,861
Fred Meyer, Inc.
7.375% due 03/01/2005	20,000	21,622
General Motors Corp.
6.250% due 05/01/2005	7,000	7,243
HCA, Inc.
8.130% due 08/04/2003	5,000	5,083
6.910% due 06/15/2005 (a)	2,125	2,251
8.850% due 01/01/2007	1,200	1,357
International Game Technology
7.875% due 05/15/2004	500	527
ITT Corp.
6.750% due 11/15/2005	2,000	2,031
Kellogg Co.
6.600% due 04/01/2011	290	331
Kroger Co.
7.650% due 04/15/2007	11,200	12,689
Lenfest Communications
8.375% due 11/01/2005	7,900	8,772
MGM Mirage, Inc.
8.500% due 09/15/2010	55	61
Oryx Energy Co.
8.375% due 07/15/2004	5,520	5,904
Park Place Entertainment Corp.
7.950% due 08/01/2003	15,955	16,234
Petroleos Mexicanos
9.375% due 12/02/2008	3,000	3,495
9.375% due 12/02/2008	5,500	6,421
Philip Morris Cos., Inc.
8.250% due 10/15/2003	1,000	1,021
7.500% due 04/01/2004	1,430	1,474
6.950% due 06/01/2006	25,000	26,070
Phillips Petroleum Co.
8.500% due 05/25/2005	2,000	2,268
Qwest Capital Funding, Inc.
5.875% due 08/03/2004	6,000	5,460

44	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Qwest Corp.
5.650% due 11/01/2004	$9,250	$8,926
6.125% due 11/15/2005	2,330	2,295
R.J. Reynolds Holdings, Inc.
7.750% due 05/15/2006	990	1,042
Raytheon Co.
6.500% due 07/15/2005	6,635	7,136
8.200% due 03/01/2006	10,000	11,293
Safeway, Inc.
6.850% due 09/15/2004	4,700	4,983
6.150% due 03/01/2006	17,000	18,490
6.500% due 11/15/2008	1,200	1,327
Sonat, Inc.
7.625% due 07/15/2011	1,340	1,065
SR Wind Ltd.
6.600% due 05/18/2005 (a)	6,000	6,113
7.100% due 05/18/2005 (a)	3,000	3,057
System Energy Resources, Inc.
7.430% due 01/15/2011	1,073	1,136
Time Warner, Inc.
7.975% due 08/15/2004	1,950	2,076
8.110% due 08/15/2006	11,750	12,974
Transocean, Inc.
6.750% due 04/15/2005	2,500	2,715
TTX Co.
7.820% due 07/21/2003	61,000	62,086
Tyco International Group S.A.
5.875% due 11/01/2004	10,000	9,950
6.375% due 06/15/2005	6,500	6,467
Union Pacific Corp.
6.650% due 01/15/2011	90	102
Walt Disney Co.
4.875% due 07/02/2004	9,609	9,916
6.750% due 03/30/2006	8,775	9,677
5.375% due 06/01/2007	7,000	7,380
Waste Management, Inc.
6.500% due 05/15/2004	65,500	67,387
7.000% due 10/01/2004	6,524	6,891
6.500% due 11/15/2008	550	601
6.875% due 05/15/2009	1,000	1,113
7.375% due 08/01/2010	1,810	2,047
Weyerhaeuser Co.
5.500% due 03/15/2005	61,060	64,304
6.125% due 03/15/2007	48,060	52,107
5.950% due 11/01/2008	10,000	10,796
Williams Cos., Inc.
9.250% due 03/15/2004	3,000	2,962
6.250% due 02/01/2006	110	100
7.625% due 07/15/2019	200	159

		692,032

Utilities 5.6%
ALLETE, Inc.
2.218% due 10/20/2003 (a)	100	100
Appalachian Power Co.
4.800% due 06/15/2005	34,040	35,411
Arkansas Power & Light
6.000% due 10/01/2003	450	453
AT&T Corp.
6.500% due 11/15/2006	17,000	18,192
AT&T Wireless Services, Inc.
6.875% due 04/18/2005	1,000	1,071
7.350% due 03/01/2006	7,000	7,707
7.500% due 05/01/2007	12,000	13,345
British Telecom PLC
2.553% due 12/15/2003 (a)	8,900	8,942
7.875% due 12/15/2005	88,400	100,262
8.375% due 12/15/2010	285	347
Cleveland Electric Illuminating Co.
9.500% due 05/15/2005	9,000	9,074
CMS Energy Corp.
8.375% due 07/01/2003	7,750	7,711
DTE Energy Co.
7.110% due 11/15/2038 (a)	21,000	21,365
Duke Energy Corp.
3.750% due 03/05/2008	25,000	24,996
El Paso CGP Co.
7.625% due 09/01/2008	1,075	898
Entergy Louisiana, Inc.
8.500% due 06/01/2003	4,000	4,045
Entergy Mississippi, Inc.
4.350% due 04/01/2008	34,480	34,815
France Telecom S.A.
1.978% due 07/16/2003 (a)	12,200	12,207
8.700% due 03/01/2006 (a)	62,000	70,458
Hydro-Quebec
6.300% due 05/11/2011	100	115
Illinois Power Co.
6.000% due 09/15/2003	12,500	12,687
Jersey Central Power & Light Co.
7.125% due 10/01/2004	500	504
Niagara Mohawk Power Co.
7.375% due 08/01/2003	145	148
7.750% due 10/01/2008	2,270	2,690
NorAm Energy Corp.
6.375% due 11/01/2003	2,000	1,995
Ohio Edison Co.
8.625% due 09/15/2003	5,000	5,156
Oncor Electric Delivery Co.
5.000% due 09/01/2007	7,000	7,348
Pacific Gas & Electric Co.
7.583% due 10/31/2049 (a)	46,700	45,999
Progress Energy, Inc.
6.750% due 03/01/2006	27,000	29,556
6.050% due 04/15/2007	11,200	12,094
7.100% due 03/01/2011	550	620
PSEG Power LLC
6.875% due 04/15/2006	3,000	3,306
Public Service Electric & Gas
6.500% due 05/01/2004	1,200	1,257
Reliant Energy Resources Corp.
8.125% due 07/15/2005	3,300	3,317
Sprint Capital Corp.
9.500% due 04/01/2003	5,800	5,800
5.700% due 11/15/2003	4,000	4,080
7.900% due 03/15/2005	16,700	17,619
6.000% due 01/15/2007	21,000	21,315
6.125% due 11/15/2008	88,441	87,999
6.875% due 11/15/2028	30	26
Texas Utilities Corp.
6.750% due 04/01/2003	3,875	3,875
6.875% due 08/01/2005	2,000	2,024
United Illuminating Co.
6.000% due 12/15/2003	13,000	13,316
Verizon Wireless Capital LLC
5.375% due 12/15/2006	1,200	1,284
Vodafone Group PLC
7.625% due 02/15/2005	10,000	11,018
3.950% due 01/30/2008	1,200	1,220

		667,767

Total Corporate Bonds & Notes (Cost $2,462,013)		2,483,635

MUNICIPAL BONDS & NOTES 0.3%
California 0.1%
California State Revenue Anticipation Notes, Series 2002
2.500% due 06/20/2003	14,400	14,439

Texas 0.1%
Texas State Turnpike Systems Authority Revenue Bonds, Series 2002
5.000% due 06/01/2008	8,000	8,893

Virginia 0.1%
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2002
3.000% due 05/15/2005	6,790	7,010

Total Municipal Bonds & Notes (Cost $30,045)		30,342

U.S. GOVERNMENT AGENCIES 0.0%
Federal Home Loan Bank
4.125% due 08/15/2003	2,000	2,022
Small Business Administration
3.500% due 01/25/2013 (a)	218	218
3.000% due 02/25/2014 (a)	416	422

Total U.S. Government Agencies (Cost $2,646)		2,662

U.S. TREASURY OBLIGATIONS 8.5%
Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007	3,784	4,165
3.625% due 01/15/2008	34,276	38,373
3.875% due 01/15/2009	104,020	118,550
U.S. Treasury Notes
1.625% due 03/31/2005	852,600	854,665

Total U.S. Treasury Obligations (Cost $1,007,377)		1,015,753

MORTGAGE-BACKED SECURITIES 48.0%
Collateralized Mortgage Obligations 12.4%
Amortizing Residential Collateral Trust
1.580% due 09/25/2030 (a)	3,174	3,171
Bank of America Mortgage Securities, Inc.
5.785% due 10/20/2032 (a)	30,560	31,194
Bear Stearns Adjustable Rate Mortgage Trust
6.750% due 03/25/2028	18,518	18,938
4.745% due 11/25/2030 (a)	836	857
6.278% due 09/25/2031 (a)	8,104	8,106
6.199% due 01/25/2032 (a)	6,633	6,666
6.040% due 02/25/2032 (a)	3,006	3,009
6.118% due 02/25/2032 (a)	5,428	5,507
5.418% due 10/25/2032 (a)	8,357	8,551
6.035% due 10/25/2032	764	784
5.382% due 01/25/2033 (a)	53,699	55,199
5.676% due 01/25/2033 (a)	18,101	18,075
5.235% due 03/25/2033 (a)	78,447	80,029
5.464% due 03/25/2033 (a)	102,275	105,168
Cendant Mortgage Corp.
6.750% due 04/25/2031	1,013	1,031
Chase Commercial Mortgage Securities Corp.
7.600% due 12/18/2005	23	23
Chase Mortgage Finance Corp.
6.750% due 06/25/2028	8,818	8,976
6.350% due 07/25/2029	1,183	1,189
Citicorp Mortgage Securities, Inc.
5.319% due 12/01/2019 (a)	111	111
6.750% due 05/25/2028	6,266	6,455
CMC Securities Corp.
7.250% due 10/25/2027 (a)	641	642
7.250% due 11/25/2027	723	728
Commercial Trust
6.670% due 12/15/2003 (a)	1,961	1,777
Countrywide Home Loans, Inc.
6.500% due 08/25/2032 (a)	3,215	3,234
4.980% due 09/19/2032 (a)	20,555	20,878
Countrywide Mortgage-Backed Securities, Inc.
6.500% due 11/01/2032	127,900	132,849
Criimi Mae Financial Corp.
7.000% due 01/01/2033	4,524	4,905

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	45

Schedule of Investments (Cont.)

Low Duration Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

CS First Boston Mortgage Securities Corp.
7.500% due 02/25/2031	$14,360	$14,872
7.500% due 03/25/2031	5,553	5,721
1.666% due 03/25/2032 (a)	32,430	32,077
2.500% due 03/25/2032 (a)	55,579	54,773
6.174% due 06/25/2032 (a)	24,692	25,425
5.768% due 10/25/2032 (a)	29,145	29,585
2.360% due 08/25/2033 (a)	1,843	1,843
6.400% due 01/17/2035	29	29
1.000% due 12/19/2039 (a)	4	4
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	195	228
DLJ Mortgage Acceptance Corp.
11.000% due 08/01/2019	360	420
5.748% due 05/25/2024 (a)	403	402
1.836% due 06/25/2026 (a)	3,414	3,422
6.850% due 12/17/2027	22	22
Drexel Burnham Lambert Trust
2.087% due 05/01/2016 (a)	11	11
E-Trade Bank Mortgage-Backed Securities Trust
7.025% due 09/25/2031	1,020	1,023
Fannie Mae
8.950% due 05/25/2003	0	0
9.400% due 07/25/2003	0	0
9.250% due 10/25/2018	28	32
9.500% due 03/25/2020	2,285	2,594
9.500% due 05/25/2020	445	503
9.000% due 03/25/2021	1,432	1,610
9.000% due 04/25/2021	47	53
8.000% due 12/25/2021	1,339	1,414
1.943% due 04/25/2022 (a)	81	81
1.705% due 06/25/2032 (a)	1,136	1,140
6.500% due 01/01/2033	21,039	22,374
5.000% due 04/25/2033	169,800	175,425
First Horizon Asset Securities, Inc.
6.750% due 02/25/2031	4,166	4,268
Freddie Mac
8.000% due 07/01/2006	14	15
8.500% due 01/01/2007	28	30
9.500% due 07/01/2010	30	33
6.500% due 08/15/2011	5,644	5,925
8.000% due 01/01/2012	63	68
12.500% due 09/30/2013	233	245
10.000% due 07/15/2019	106	111
10.000% due 05/15/2020	74	77
9.000% due 12/15/2020	961	961
9.500% due 01/15/2021	369	373
8.000% due 04/15/2021	454	468
9.000% due 05/15/2021	66	71
9.500% due 09/01/2021	10	11
8.000% due 04/01/2022	147	161
8.000% due 11/01/2022	108	118
8.500% due 08/01/2024	47	52
8.500% due 11/01/2024	405	441
6.250% due 04/15/2028	2,216	2,289
5.625% due 07/15/2028	8,383	8,563
5.750% due 06/15/2029	14,747	15,063
7.500% due 07/15/2030	5,486	5,825
1.730% due 11/15/2030 (a)	171	171
5.850% due 10/15/2031	25,144	25,274
4.273% due 08/15/2032 (a)	2,919	2,901
German American Capital Corp.
7.000% due 08/12/2010 (a)	6,800	7,602
Glendale Federal Savings & Loan
11.000% due 03/01/2010	11	12
GMAC Commercial Mortgage Corp.
1.733% due 09/20/2012 (a)	425	426
Golden Mortgage Loan
7.875% due 02/25/2031 (a)	4,958	5,014
Government National Mortgage Association
1.830% due 12/16/2025 (a)	1,075	1,081
GSR Mortgage Loan Trust
6.000% due 03/25/2032	70,741	72,711
6.000% due 07/25/2032	52,384	53,732
2.882% due 10/25/2032 (a)	25,196	25,247
Home Savings of America
4.241% due 05/25/2027 (a)	586	594
Impac Secured Assets CMN Owner Trust
8.000% due 07/25/2030	9,991	10,123
Imperial Savings Association
8.896% due 07/25/2017 (a)	13	13
8.414% due 02/25/2018	169	169
International Mortgage Acceptance Corp.
12.250% due 03/01/2014	61	65
LB Commercial Conduit Mortgage Trust
6.330% due 02/18/2030	59	59
Mellon Residential Funding Corp.
6.635% due 07/25/2029 (a)	8,042	8,040
Morgan Stanley Capital I
7.460% due 02/15/2020	9,673	9,715
10.137% due 08/15/2023	10	10
7.384% due 11/15/2028	74	76
Mortgage Capital Funding, Inc.
6.325% due 06/18/2030	12,029	12,886
Nationslink Funding Corp.
1.690% due 11/10/2030 (a)	1,565	1,570
6.297% due 11/10/2030	4,598	4,666
Norwest Asset Securities Corp.
6.500% due 04/25/2028	1	1
6.500% due 01/25/2029	5,930	6,060
PNC Mortgage Securities Corp.
6.500% due 12/25/2028	570	570
6.300% due 06/25/2029	10,106	10,179
7.340% due 05/25/2040 (a)	19	19
Prudential Home Mortgage Securities
7.500% due 09/25/2007	307	307
7.000% due 01/25/2008	5,356	5,351
6.750% due 11/25/2008	3,851	3,859
Prudential-Bache Trust
8.400% due 03/20/2021	1,501	1,555
Resecuritization Mortgage Trust
1.586% due 04/26/2021 (a)	1,300	1,300
6.500% due 04/19/2029	12,746	12,931
Residential Accredit Loans, Inc.
6.500% due 02/25/2029 (a)	3,259	3,274
7.000% due 07/25/2029	23	23
Residential Asset Securitization Trust
6.500% due 09/25/2014 (a)	125	129
1.566% due 06/25/2031	73	73
Residential Funding Mortgage Securities I, Inc.
7.500% due 12/25/2025	452	451
7.000% due 10/25/2027 (a)	3,050	3,048
6.250% due 11/25/2028	6,000	6,135
5.656% due 09/25/2032 (a)	17,584	17,882
Resolution Trust Corp.
6.705% due 05/25/2029 (a)	1,216	1,215
Ryland Acceptance Corp.
11.500% due 12/25/2016	5	6
Salomon Brothers Mortgage Securities VII, Inc.
6.993% due 12/25/2017 (a)	692	691
6.104% due 03/25/2024 (a)	359	359
6.092% due 10/25/2024 (a)	46	47
8.000% due 09/25/2030	266	280
7.612% due 12/25/2030 (a)	10	10
Sears Mortgage Securities
12.000% due 02/25/2014	31	31
Sequoia Mortgage Trust
1.640% due 08/20/2032 (a)	33,379	32,056
SLH Mortgage Trust
9.600% due 03/25/2021	304	304
Structured Asset Mortgage Investments, Inc.
6.861% due 06/25/2028 (a)	871	905
6.516% due 06/25/2029 (a)	10,690	10,788
9.207% due 06/25/2029 (a)	4,198	4,441
1.611% due 09/19/2032 (a)	63,149	62,910
Structured Asset Securities Corp.
6.750% due 07/25/2029	6,892	6,993
1.786% due 05/25/2031 (a)	1,012	1,012
1.886% due 05/25/2031 (a)	4,511	4,512
6.250% due 01/25/2032	9,916	10,192
6.150% due 07/25/2032 (a)	9,171	9,335
1.626% due 01/25/2033 (a)	12,716	12,693
Torrens Trust
1.600% due 07/15/2031 (a)	3,995	4,000
Union Planters Mortgage Finance Corp.
6.600% due 01/25/2028	6,310	6,359
Washington Mutual Mortgage Securities Corp.
6.190% due 07/25/2032 (a)	18,328	18,869
5.151% due 02/25/2033	1,471	1,523
5.462% due 02/25/2033 (a)	6,038	6,206
Wells Fargo Mortgage-Backed Securities Trust
7.000% due 02/25/2016	11,515	11,503
6.125% due 07/25/2031	109	110
6.114% due 01/25/2032 (a)	890	891
5.176% due 09/25/2032 (a)	9,612	9,798

		1,481,646

Fannie Mae 32.7%
3.335% due 11/01/2039 (a)	3,022	3,078
3.466% due 10/01/2030 (a)	4,319	4,398
3.560% due 06/01/2017 (a)	50	51
3.620% due 08/01/2017 (a)	22	23
3.689% due 11/01/2017 (a)	185	188
3.787% due 07/01/2018 (a)	26	27
3.876% due 11/01/2018 (a)	34	35
4.000% due 07/01/2017 (a)	184	188
4.180% due 12/01/2017 (a)	66	67
4.191% due 01/01/2021 (a)	136	138
4.221% due 07/01/2017 (a)	214	221
4.251% due 01/01/2024 (a)	39	41
4.471% due 01/01/2024 (a)	633	660
4.498% due 11/01/2017 (a)	96	97
4.500% due 04/21/2018	5,000	5,064
4.632% due 02/01/2028 (a)	1,385	1,434
4.654% due 04/01/2018 (a)	3,913	4,037
4.656% due 04/01/2024 (a)	790	816
4.705% due 07/25/2017 (a)	1,366	1,391
4.912% due 07/01/2023 (a)	199	203
4.977% due 10/01/2024 (a)	1,344	1,391
5.000% due 10/01/2017-05/19/2018 (c)	1,518,514	1,555,594
5.002% due 12/01/2023 (a)	129	132
5.500% due 04/01/2009-04/21/2018 (c)	993,574	1,031,562
6.000% due 10/01/2003-12/01/2031 (c)	1,014,283	1,061,825
6.230% due 08/01/2029 (a)	8,080	8,437
6.500% due 09/01/2005-02/01/2033 (c)	112,132	117,087
7.000% due 12/01/2006-07/01/2012 (c)	65,444	69,719
8.000% due 02/01/2027-11/01/2031 (c)	34,867	37,777
8.500% due 03/01/2008-04/01/2025 (c)	1,067	1,161
9.000% due 01/01/2025	1	1
9.500% due 07/01/2024-11/01/2025 (c)	1,415	1,576
10.000% due 02/01/2004-01/01/2025 (c)	357	399
10.500% due 06/01/2005-12/01/2024 (c)	44	49
11.000% due 11/01/2020	19	22

46	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

11.250% due 10/01/2015	$15	$18
11.500% due 12/01/2008-02/01/2020 (c)	26	30
11.750% due 02/01/2016	32	37
12.000% due 01/01/2015	4	4
13.000% due 07/01/2015	4	5
13.250% due 09/01/2011	8	10
15.500% due 10/01/2012-12/01/2012 (c)	3	3
15.750% due 12/01/2011	15	19
16.000% due 09/01/2012-12/01/2012 (c)	6	8

		3,909,023

Federal Housing Administration 0.3%
6.950% due 04/01/2014	1,826	1,950
7.400% due 02/01/2019	29	31
7.421% due 11/01/2019	177	190
7.430% due 10/01/2019-11/01/2025 (c)	31,523	33,606

		35,777

Freddie Mac 1.5%
4.336% due 11/01/2022 (a)	871	906
4.365% due 11/01/2023 (a)	171	178
4.375% due 03/01/2017 (a)	114	115
4.385% due 10/01/2023 (a)	488	509
4.462% due 01/01/2024 (a)	870	908
4.529% due 07/01/2018 (a)	128	132
4.547% due 09/01/2023 (a)	85	89
4.565% due 12/01/2022 (a)	288	299
4.649% due 06/01/2024 (a)	276	289
5.000% due 04/14/2033	1,500	1,500
5.061% due 01/01/2024 (a)	355	369
5.500% due 05/14/2033 (a)	500	509
5.625% due 01/01/2017 (a)	18	18
5.861% due 02/01/2020 (a)	1,250	1,284
6.000% due 09/01/2006 - 09/01/2016 (c)	152,190	159,102
6.396% due 03/01/2024 (a)	30	31
6.899% due 10/01/2027 (a)	372	390
7.500% due 09/01/2006	16	17
8.000% due 03/01/2007-12/01/2024 (c)	1,280	1,396
8.250% due 10/01/2007-01/01/2009 (c)	43	46
8.500% due 07/01/2003-11/01/2025 (c)	3,961	4,313
9.000% due 07/01/2004-08/01/2022 (c)	1,179	1,318
9.500% due 12/01/2004-02/01/2025 (c)	116	128
9.750% due 11/01/2008	246	273
10.000% due 03/01/2016-10/01/2019 (c)	42	47
10.500% due 10/01/2010-02/01/2016 (c)	12	13
10.750% due 09/01/2009-08/01/2011 (c)	156	177
11.500% due 10/01/2015-01/01/2016 (c)	22	25
11.750% due 11/01/2010-08/01/2015 (c)	4	4
12.000% due 09/01/2013	1	1
14.000% due 09/01/2012-04/01/2016 (c)	6	7
14.500% due 12/01/2010	1	2
15.000% due 08/01/2011-12/01/2011 (c)	2	3

		174,398

Government National Mortgage Association 1.1%
4.500% due 05/20/2030 (a)	151	154
5.000% due 07/20/2030-02/20/2032 (a)(c)	49,421	50,487
5.375% due 04/20/2016-06/20/2027 (a)(c)	17,576	18,009
5.500% due 04/23/2033-05/21/2033 (c)	5,100	5,231
5.625% due 10/20/2023-12/20/2027 (a)(c)	17,031	17,467
5.750% due 08/20/2022-07/20/2027 (a)(c)	22,423	23,060
6.500% due 10/15/2023-10/15/2032 (c)	1,181	1,243
7.000% due 03/15/2011-10/15/2011 (c)	73	79
7.500% due 03/15/2022-11/15/2026 (c)	1,965	2,117
8.000% due 11/15/2006-12/15/2024 (c)	11,674	12,849
8.500% due 12/15/2021	16	17
9.000% due 06/20/2016-12/15/2030 (c)	4,897	5,351
9.500% due 10/15/2016-06/15/2025 (c)	45	50
9.750% due 08/15/2017-10/15/2017 (c)	145	165
10.000% due 10/15/2013-11/15/2025 (c)	28	32
10.500% due 11/15/2019-02/15/2021 (c)	8	10
11.000% due 09/15/2010	3	3
11.500% due 08/15/2018	19	21
11.750% due 08/15/2013-08/15/2015 (c)	35	41
12.000% due 06/20/2015	5	6
12.250% due 01/15/2014	0	0
13.000% due 10/15/2013	5	6
13.500% due 05/15/2011-11/15/2012 (c)	18	22
16.000% due 12/15/2011-02/15/2012 (c)	19	24

		136,444

Stripped Mortgage-Backed Securities 0.0%
Fannie Mae (IO)
0.950% due 03/25/2009 (a)	5,293	87
6.500% due 03/25/2009	1,160	127
6.500% due 03/25/2023	985	99
7.000% due 05/25/2021	126	0
7.188% due 03/25/2024 (a)	267	2
256.000% due 11/01/2008	8	31
859.771% due 02/25/2022	2	10
Fannie Mae (PO)
0.000% due 09/25/2022	4	4
Freddie Mac (IO)
4.000% due 01/15/2024	16,652	1,569
6.500% due 04/15/2022	616	32
7.000% due 05/15/2023	103	7
Merrill Lynch Mortgage Investors, Inc. (IO)
6.700% due 07/25/2004	27,900	1,734
Prudential Home Mortgage Securities (IO)
0.265% due 04/25/2009 (a)	16,454	29

		3,731

Total Mortgage-Backed Securities (Cost $5,683,176)		5,741,019

ASSET-BACKED SECURITIES 2.8%
Ace Securities Corp.
1.645% due 06/25/2032 (a)	11,697	11,702
Advanta Mortgage Loan Trust
7.760% due 05/25/2018	17,097	17,477
Ameriquest Mortgage Securities, Inc.
1.600% due 06/15/2030 (a)	55	55
1.580% due 07/15/2030 (a)	100	100
1.646% due 05/25/2032 (a)	8,650	8,653
1.575% due 08/25/2032 (a)	25,623	25,595
Amortizing Residential Collateral Trust
1.626% due 07/25/2032 (a)	49,221	49,157
Amresco Residential Securities Mortgage Loan Trust
1.526% due 07/25/2027 (a)	26	26
Asset-Backed Securities Home Equity Corp.
1.540% due 06/15/2031 (a)	193	193
Capital Asset Research Funding LP
6.400% due 12/15/2004	32	32
CIT Group Home Equity Loan Trust
1.610% due 06/25/2033 (a)	40,397	40,409
CIT Marine Trust
5.800% due 04/15/2010	13	12
Community Program Loan Trust
4.500% due 10/01/2018	12,274	12,562
Compucredit Credit Card Master Trust
1.500% due 03/15/2007 (a)	11,400	11,406
Contimortgage Home Equity Loan Trust
6.770% due 01/25/2018	0	0
Countrywide Asset-Backed Certificates
1.535% due 06/25/2031 (a)	13,865	13,861
Credit-Based Asset Servicing and Securities
1.656% due 06/25/2032 (a)	6,119	6,117
CS First Boston Mortgage Securities Corp.
1.540% due 12/15/2030 (a)	146	146
Embarcadero Aircraft Securitization Trust
1.760% due 08/15/2025 (a)	4,900	2,450
EQCC Home Equity Loan Trust
1.440% due 10/15/2027 (a)	118	118
Equity One ABS, Inc.
1.585% due 11/25/2032 (a)	47,062	46,842
GF Funding Corp.
6.890% due 01/20/2006	3,835	3,725
Green Tree Financial Corp.
7.400% due 06/15/2027	6,999	7,186
Green Tree Home Improvement Loan Trust
1.450% due 08/15/2029 (a)	244	244
Household Mortgage Loan Trust
1.640% due 05/20/2032 (a)	10,805	10,823
IMC Home Equity Loan Trust
1.555% due 10/20/2027 (a)	1,267	1,268
Irwin Home Equity Loan Trust
1.680% due 06/25/2021 (a)	57	57
1.595% due 06/25/2029 (a)	10,411	10,399
Morgan Stanley Dean Witter Capital I
1.635% due 07/25/2032 (a)	12,737	12,731
Ocwen Mortgage Loan Trust
1.615% due 10/25/2029 (a)	83	83
Option One Mortgage Loan Trust
1.626% due 09/25/2030 (a)	343	343
Pacificamerica Home Equity Loan
1.556% due 04/25/2028 (a)	30	30
Renaissance Home Equity Loan Trust
1.686% due 08/25/2032 (a)	13,092	13,108
Salomon Brothers Mortgage Securities VII, Inc.
1.736% due 09/25/2029 (a)	31	31
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013	20,341	20,540
Whole Auto Loan Trust
1.880% due 06/15/2005	5,000	5,019
WMC Mortgage Loan
1.620% due 05/15/2030 (a)	1,959	1,958

Total Asset-Backed Securities (Cost $337,182)		334,458

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	47

Schedule of Investments (Cont.)

Low Duration Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

SOVEREIGN ISSUES 0.7%
Republic of Brazil
2.562% due 04/15/2006 (a)	$56,448	$51,582
2.625% due 04/15/2009 (a)	2,141	1,692
11.000% due 01/11/2012	3,000	2,557
8.000% due 04/15/2014	9,667	7,661
Republic of Korea
8.875% due 04/15/2008	10,000	12,038
Republic of Panama
8.250% due 04/22/2008	5,500	5,871

Total Sovereign Issues (Cost $81,512)		81,401

PURCHASED PUT OPTIONS 0.0%
PNC Mortgage Securities Corp. (OTC)
6.250% due 05/25/2040
Strike @ 100.000 Exp. 04/01/2005	300	0

Total Purchased Put Options (Cost $0)		0

PREFERRED STOCK 0.0%
	Shares
Home Ownership Funding
13.331% due 12/31/2049	3,000	1,808
Rhone-Poulenc S.A.
8.125% due 12/31/2049	13,000	329

Total Preferred Stock (Cost $3,213)		2,137

SHORT-TERM INSTRUMENTS 36.1%
	Principal Amount (000s)
Commercial Paper 34.7%
AT&T Corp.
3.720% due 04/18/2003	$62,300	62,300
Barclays U.S. Funding Corp.
1.230% due 05/27/2003	1,700	1,697
1.245% due 05/28/2003	100,000	99,803
CBA Finance, Inc.
1.280% due 04/10/2003	8,000	7,997
Danske Corp.
1.280% due 04/08/2003	30,000	29,993
Eksportfinanans A.S.A.
1.270% due 04/02/2003	25,000	24,999
Fannie Mae
1.300% due 04/01/2003	510,000	510,000
1.250% due 04/09/2003	8,000	7,998
1.190% due 06/03/2003	500,000	498,920
1.230% due 06/11/2003	200,000	199,516
1.190% due 06/25/2003	250,000	249,282
Federal Home Loan Bank
1.225% due 04/16/2003	10,000	9,995
1.179% due 04/21/2003	300,000	299,803
1.270% due 05/21/2003	40,000	39,929
Freddie Mac
1.305% due 06/02/2003	92,756	92,558
1.190% due 06/26/2003	266,700	265,927
General Electric Capital Corp.
1.260% due 06/11/2003	71,100	70,928
1.250% due 06/25/2003	4,000	3,989
HBOS Treasury Services PLC
1.340% due 04/08/2003	100,000	99,974
1.250% due 04/30/2003	50,000	49,950
1.261% due 05/07/2003	900	899
Rabobank Nederland NV
1.230% due 04/01/2003	300,000	300,000
1.390% due 04/01/2003	560,000	560,000
Royal Bank of Scotland PLC
1.220% due 04/14/2003	600	600
Stadshypotek Delaware
1.240% due 05/08/2003	97,600	97,476
Svenska Handelsbank, Inc.
1.258% due 04/22/2003	2,100	2,098
Swedbank Forenings PLC
1.260% due 04/08/2003	8,900	8,898
UBS Finance, Inc.
1.390% due 04/01/2003	50,000	50,000
1.315% due 04/04/2003	98,000	97,989
1.275% due 04/08/2003	45,000	44,989
1.275% due 04/09/2003	45,000	44,987
1.180% due 04/10/2003	200,000	199,941
1.210% due 04/10/2003	700	700
1.240% due 04/14/2003	119,100	119,047

		4,153,182

Repurchase Agreement 1.2%
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Federal Home Loan Bank 1.550% due 12/22/2003 valued at $45,904,4.125% due 01/14/2005 valued at $25,502 and 1.600% due 12/17/2003 valued at $76,504. Repurchase proceeds are $145,004.)	145,000	145,000

U.S. Treasury Bills 0.2%
1.153% due 05/08/2003 - 05/15/2003 (c)(e)	19,410	19,382

Total Short-Term Instruments (Cost $4,317,616)		4,317,564

Total Investments 117.2% (Cost $13,924,780)		$14,008,971
Written Options (f) (0.1%) (Premiums $8,191)		(5,689)
Other Assets and Liabilities (Net) (17.1%)		(2,046,127)

Net Assets 100.0%		$11,957,155

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Security is in default.

(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d)	Principal amount of security is adjusted for inflation.

(e)	Securities with an aggregate market value of $17,387 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor March Futures (03/2004)—Long	317	$(145)
Euribor June Futures (06/2003)—Long	412	864
Euribor September Futures (09/2003)—Long	1,426	1,257
Euribor December Futures (12/2003)—Long	496	74
United Kingdom 90 Day LIBOR Futures (03/2004)—Long	317	(164)
United Kingdom 90 Day LIBOR Futures (12/2003)—Long	312	(124)
Eurodollar March Futures (03/2005)—Long	470	(194)
Eurodollar June Futures (06/2004)—Long	302	60
Eurodollar September Futures (09/2004)—Long	464	(104)
Eurodollar December Futures (12/2004)—Long	934	(315)

		$1,209

(f)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Call—OTC 10 Year Interest Rate Swap
Strike @ 4.000%**Exp. 07/22/2003	$201,200	$1,874	$1,840
Call—OTC 7 Year Interest Rate Swap
Strike @ 3.500%**Exp. 12/17/2003	129,300	1,319	1,294
Put—OTC 7 Year Interest Rate Swap
Strike @ 5.500%*Exp. 12/17/2003	129,300	1,668	865
Call—OTC 10 Year Interest Rate Swap
Strike @ 4.000%**Exp. 08/01/2003	21,900	177	210

Type	# of Contracts	Premium	Value

Put—CME Eurodollar December Futures
Strike @ 98.000 Exp. 12/15/2003	5,000	2,998	1,250
Call—CBOT U.S. Treasury Note June Futures
Strike @ 116.000 Exp. 05/24/2003	273	155	230

		$8,191	$5,689

*	The Fund will pay a floating rate based on 3-month LIBOR.

**	The Fund will receive a floating rate based on 3-month LIBOR.

48	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

(g)	Short sales open at March 31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

Fannie Mae	6.000	04/21/2018	$47,700	$49,891	$49,720

(h)	Principal amount denoted in indicated currency:

BP—British Pound

EC—Euro

JY—Japanese Yen

MP—Mexican Peso

(i)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 4.000% and pay a floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/17/2005	BP	14,300	$(73)
Receive floating rate based on 6-month BP - LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2032		95,800	(1,419)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2032	EC	148,500	2,657
Receive floating rate based on 6-month JY—LIBOR and pay a fixed rate equal to 1.805%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 01/11/2011	JY	3,285,600	(2,836)
Receive floating rate based on 6-month JY—LIBOR and pay a fixed rate equal to 0.390%.
Counterparty: Goldman Sachs & Co. Exp. 06/18/2007		4,481,100	(189)
Receive a fixed rate equal to 0.430% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.
Counterparty: Lehman Brothers, Inc. Exp. 07/11/2003		$20,000	(49)
Receive a fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.
Counterparty: Lehman Brothers, Inc. Exp. 01/25/2005		5,000	(78)
Receive a fixed rate equal to 0.810% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding 6.750% due 12/01/2005.
Counterparty: Goldman Sachs & Co. Exp. 06/15/2004		50,000	111
Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding 0.000% due 05/15/2021.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/12/2004		30,000	50
Receive a fixed rate equal to 1.500% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 4.500% due 03/07/2017.
Counterparty: Credit Suisse First Boston Exp. 04/24/2003		10,000	1
Receive a fixed rate equal to 1.200% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/2027.
Counterparty: Credit Suisse First Boston Exp. 06/03/2003		5,000	1
Receive a fixed rate equal to 5.550% and the Fund will pay to the counterparty at par in the event of default of CIT Group, Inc. 7.750% due 04/02/2012.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/20/2003		10,000	99
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/19/2004		16,400	22
Receive a fixed rate equal to 0.800% and the Fund will pay to the counterparty at par in the event of default of International Paper Co. 8.125% due 07/08/2005.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 07/31/2003		25,000	(20)

			$(1,723)

(j)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	BP	1,616	04/2003	$0	$(25)	$(25)
Buy	EC	54,612	04/2003	83	(350)	(267)
Sell		74,472	04/2003	35	(951)	(916)
Buy	MP	63,498	09/2003	186	0	186
Sell		63,498	09/2003	0	(52)	(52)

				$304	$(1,378)	$(1,074)

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	49

Schedule of Investments

Money Market Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 11.0%
Banking & Finance 11.0%
Associates Corp. of North America
5.800% due 04/20/2004	$1,000	$1,046
Bank of America Corp.
1.480% due 08/18/2003 (a)	6,500	6,506
Bank of Nova Scotia
1.235% due 09/25/2003 (a)	15,330	15,329
Citigroup, Inc.
1.420% due 05/30/2003 (a)	8,250	8,253
General Electric Capital Corp.
1.433% due 10/22/2003	6,400	6,404
Heller Financial, Inc.
1.609% due 04/28/2003 (a)	2,000	2,000
National Westminster Bank PLC
9.375% due 11/15/2003	2,250	2,357
US Bank National Association
1.638% due 12/02/2003 (a)	7,000	7,017

Total Corporate Bonds & Notes (Cost $48,912)		48,912

U.S. GOVERNMENT AGENCIES 19.5%
Fannie Mae
3.125% due 11/15/2003	24,796	25,080
1.142% due 01/01/2004 (a)	15,088	15,077
Federal Home Loan Bank
3.750% due 04/15/2004	5,400	5,533
Freddie Mac
1.165% due 09/04/2003 (a)	38,012	38,005
5.250% due 02/15/2004	3,000	3,102

Total U.S. Government Agencies (Cost $86,797)		86,797

SHORT-TERM INSTRUMENTS 71.1%
Commercial Paper 45.6%
CBA Finance, Inc.
1.280% due 04/10/2003	12,000	11,996
Fannie Mae
1.240% due 03/05/2004	14,300	14,133
Federal Home Loan Bank
1.710% due 04/16/2003	2,000	1,999
Freddie Mac
1.300% due 04/01/2003	20,000	20,000
1.250% due 04/10/2003	11,000	10,996
1.220% due 08/14/2003	20,000	19,908
1.230% due 08/21/2003	10,100	10,051
General Electric Capital Corp.
1.250% due 04/17/2003	8,800	8,795
HBOS Treasury Services PLC
1.300% due 04/11/2003	3,500	3,499
1.473% due 01/16/2004	15,900	15,917
Rabobank Nederland NV
1.390% due 04/01/2003	22,000	22,000
TotalFinaElf Capital S.A.
1.360% due 04/01/2003	22,000	22,000
UBS Finance, Inc.
1.390% due 04/01/2003	22,000	22,000
Westpac Trust Securities NZ Ltd.
1.290% due 04/07/2003	20,000	19,996

		203,290

Repurchase Agreements 25.5%
Credit Suisse First Boston
1.270% due 04/01/2003 (Dated 03/31/2003. Collateralized by U.S. Treasury Bonds 4.250% due 11/15/2004 valued at $86,785. Repurchase proceeds are $85,003.)	85,000	85,000
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Freddie Mac 1.550% due 02/04/2004 valued at $4,039 and Federal Home Loan Bank 4.125% due 01/14/2005 valued at $25,502. Repurchase proceeds are $25,958.)	28,957	28,957

		113,957

Total Short-Term Instruments (Cost $317,247)		317,247

Total Investments 101.6% (Cost $452,956)		$452,956
Other Assets and Liabilities (Net) (1.6%)		(6,943)

Net Assets 100.0%		$446,013

Notes to Schedule of Investments:

(a)	Variable rate security. The rate listed is as of March 31, 2003.

50	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Schedule of Investments

Real Return Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 9.0%
Banking & Finance 6.6%
Allstate Financial Global Funding
7.125% due 09/26/2005	$5,000	$5,577
Atlas Reinsurance PLC
4.080% due 04/04/2003 (a)	6,700	6,700
5.080% due 10/04/2004 (a)	4,400	4,400
3.765% due 01/07/2005 (a)	1,250	1,260
8.510% due 04/07/2005 (a)	6,250	6,250
Bear Stearns Cos., Inc.
1.695% due 12/01/2003 (a)	500	501
1.676% due 09/21/2004 (a)	1,000	1,003
CIT Group, Inc.
1.840% due 04/07/2003 (a)	300	300
2.630% due 01/09/2004 (a)	600	602
5.625% due 05/17/2004	1,000	1,034
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	10,000	11,022
Export-Import Bank Korea
6.500% due 11/15/2006	2,500	2,680
Finova Group, Inc.
7.500% due 11/15/2009	840	300
Ford Motor Credit Co.
2.060% due 04/17/2003 (a)	36,000	35,992
1.683% due 11/24/2003 (a)	3,000	2,957
1.772% due 01/26/2004 (a)	8,200	8,021
2.220% due 03/08/2004 (a)	1,000	975
1.602% due 04/26/2004 (a)	2,000	1,928
6.700% due 07/16/2004	300	306
3.227% due 10/25/2004 (a)	28,480	27,202
1.850% due 06/30/2005 (a)	3,100	2,818
1.808% due 07/18/2005 (a)	47,750	43,259
General Motors Acceptance Corp.
1.905% due 05/16/2003 (a)	19,925	19,918
1.643% due 07/21/2003 (a)	6,500	6,489
2.016% due 08/04/2003 (a)	5,000	4,989
2.088% due 01/20/2004 (a)	2,400	2,388
1.630% due 04/05/2004 (a)	700	693
2.486% due 05/04/2004 (a)	19,600	19,431
2.105% due 05/17/2004 (a)	3,600	3,564
1.670% due 05/28/2004 (a)	2,000	1,976
1.718% due 07/21/2004 (a)	50,400	49,563
Goldman Sachs Group
1.825% due 12/01/2004 (a)	1,600	1,598
Heller Financial, Inc.
1.609% due 04/28/2003 (a)	3,000	3,001
J.P. Morgan Chase & Co.
5.385% due 02/15/2012 (a)	2,500	2,588
Korea Development Bank
5.383% due 06/16/2003 (a)	500	507
MBNA America Bank
7.125% due 11/15/2012	5,000	5,426
Merrill Lynch & Co.
1.986% due 08/01/2003 (a)	4,000	4,004
Merrill Lynch & Co., Inc.
1.720% due 05/21/2004 (a)	2,100	2,105
National Australia Bank Ltd.
2.045% due 05/19/2010 (a)	1,500	1,505
National Rural Utilities Cooperative Finance Corp.
1.536% due 07/17/2003 (a)	10,000	9,992
NeHi, Inc.
5.440% due 06/09/2003 (a)	3,000	3,019
Parametric Re Ltd.
3.510% due 11/19/2007	11,500	11,040
Pemex Finance Ltd.
6.125% due 11/15/2003	100	102
Premium Asset Trust
1.755% due 11/27/2004 (a)	5,000	5,017
Prudential Funding Corp.
6.375% due 07/23/2006	7,000	7,656
Redwood Capital II Ltd.
4.380% due 01/01/2004 (a)	33,700	33,613
Residential Reinsurance Ltd.
6.415% due 06/01/2004 (a)	4,500	4,550
6.325% due 06/01/2005 (a)	15,900	16,059
Salomon Smith Barney Holdings
1.599% due 04/28/2003 (a)	3,000	3,000
Studio Re Ltd.
6.500% due 07/07/2006 (a)	28,750	28,750
Travelers Property Casualty Corp.
3.750% due 03/15/2008	7,000	7,002
Trinom Ltd.
5.410% due 12/18/2004 (a)	4,500	4,538
Verizon Global Funding Corp.
5.750% due 04/01/2003	10,000	10,000
Wachovia Bank North America
1.660% due 02/20/2004 (a)	2,250	2,255
Wachovia Corp.
7.550% due 08/18/2005	12,500	14,074
Washington Mutual Bank
1.720% due 05/14/2004 (a)	1,700	1,703
1.705% due 05/17/2004 (a)	17,900	17,933

		475,135

Industrials 1.5%
American Airlines, Inc.
6.978% due 04/01/2011	2,570	2,238
Clear Channel Communications, Inc.
7.250% due 09/15/2003	13,000	13,278
Coastal Corp.
2.306% due 07/21/2003 (a)	9,000	8,649
Cox Enterprises, Inc.
2.606% due 05/01/2033 (a)	2,000	1,998
DaimlerChrysler North America Holding Corp.
1.725% due 08/16/2004 (a)	5,000	4,967
7.750% due 06/15/2005	1,087	1,196
Delta Air Lines, Inc.
8.540% due 01/02/2007	3,244	1,898
Fred Meyer, Inc.
7.375% due 03/01/2005	2,000	2,162
Pemex Project Funding Master Trust
7.375% due 12/15/2014	21,500	22,118
Petroleos Mexicanos
9.500% due 09/15/2027	14,850	17,226
SR Wind Ltd.
6.645% due 05/18/2005 (a)	2,000	2,038
7.145% due 05/18/2005 (a)	1,600	1,630
United Airlines, Inc.
2.026% due 03/02/2004 (a)	1,109	800
Walt Disney Co.
4.500% due 09/15/2004	15,000	15,482
Waste Management, Inc.
6.375% due 11/15/2012	1,000	1,069
7.100% due 08/01/2026	2,000	2,104
Weyerhaeuser Co.
5.500% due 03/15/2005	5,460	5,750
6.125% due 03/15/2007	3,085	3,345

		107,948

Utilities 0.9%
ALLETE, Inc.
2.218% due 10/20/2003 (a)	2,500	2,497
British Telecom PLC
2.705% due 12/15/2003 (a)	6,200	6,229
7.875% due 12/15/2005	10,750	12,192
Dominion Resources, Inc.
7.600% due 07/15/2003	5,000	5,077
Hawaiian Electric Industries, Inc.
2.425% due 04/15/2003 (a)	2,000	2,000
Progress Energy, Inc.
6.750% due 03/01/2006	32,150	35,193
WorldCom, Inc.—WorldCom Group
7.375% due 01/15/2011 (b)	1,000	270

		63,458

Total Corporate Bonds & Notes (Cost $645,031)		646,541

MUNICIPAL BONDS & NOTES 0.7%
Arizona 0.0%
Salt River Project Arizona Agriculture Improvement & Power District Revenue Bonds, Series 2002
5.000% due 01/01/2031	4,000	4,067

California 0.4%
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	25,000	23,074
Golden State Tobacco Securitization Corporate Revenue Bonds, Series 2003
5.000% due 06/01/2021	5,000	4,987

		28,061

Florida 0.0%
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	3,000	3,052

Massachusetts 0.1%
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	5,000	5,067

New Jersey 0.1%
New Jersey Tobacco Settlement Funding Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	6,000	5,531

New York 0.1%
New York State Triborough Bridge and Tunnels Authority Revenue Bonds, Series 2002
5.000% due 11/15/2032	5,000	5,053

Total Municipal Bonds & Notes (Cost $51,778)		50,831

U.S. TREASURY OBLIGATIONS 100.8%
Treasury Inflation Protected Securities (f)
3.375% due 01/15/2007 (c)(d)	897,453	987,760
3.625% due 01/15/2008 (c)	883,474	989,077
3.875% due 01/15/2009	702,326	800,433
4.250% due 01/15/2010	684,253	800,362
3.500% due 01/15/2011 (c)	182,670	205,162
3.375% due 01/15/2012	277,625	310,593
3.000% due 07/15/2012	568,114	618,357
3.625% due 04/15/2028	856,815	1,007,294
3.875% due 04/15/2029	1,078,663	1,326,419
3.375% due 04/15/2032	156,292	182,031

Total U.S. Treasury Obligations (Cost $6,874,502)		7,227,488

MORTGAGE-BACKED SECURITIES 1.3%
Collateralized Mortgage Obligations 0.3%
Bear Stearns Adjustable Rate Mortgage Trust
4.581% due 11/25/2030 (a)	2,089	2,143
Freddie Mac
6.500% due 01/25/2028	100	106
7.000% due 10/15/2030	3,000	3,104
Mellon Residential Funding Corp.
1.851% due 10/20/2029 (a)	800	811
Residential Asset Securitization Trust
6.860% due 08/25/2029	16,000	16,431

		22,595

Fannie Mae 0.0%
5.530% due 10/01/2024 (a)	188	202

Federal Housing Administration 0.0%
7.430% due 12/01/2020	114	122

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	51

Schedule of Investments (Cont.)

Real Return Fund

March 31, 2003

	Principal Amount (000s)		Value (000s)

Government National Mortgage Association 1.0%
6.500% due 02/15/2029 - 10/15/2032 (e)		$66,430	$69,910

Total Mortgage-Backed Securities (Cost $91,966)			92,829

ASSET-BACKED SECURITIES 0.4%
AFC Home Equity Loan Trust
1.525% due 03/25/2027 (a)		83	83
American Residential Eagle Trust
1.645% due 07/25/2029 (a)		1,340	1,341
Asset Backed Securities Corp. Home Equity
1.730% due 06/21/2029 (a)		618	619
Citifinancial Mortgage Securities, Inc.
1.605% due 01/25/2033		24,407	24,407
Conseco Finance Corp.
7.890% due 07/15/2018		497	507
8.170% due 12/15/2025		2,000	2,128
Conseco Finance Home Loan Trust
8.880% due 06/15/2024		750	783
EQCC Home Equity Loan Trust
1.533% due 03/20/2029 (a)		99	99
SLM Student Loan Trust
1.909% due 01/25/2007 (a)		6	5

Total Asset-Backed Securities (Cost $29,800)			29,972

SOVEREIGN ISSUES 0.1%
United Mexican States
6.375% due 01/16/2013		9,850	9,875
United Mexican States Value Recovery Right
0.000% due 06/30/2003 (a)		718	3
0.000% due 06/30/2004 (a)		718	3
0.000% due 06/30/2005 (a)		718	3

Total Sovereign Issues (Cost $9,617)			9,884

FOREIGN CURRENCY-DENOMINATED ISSUES (j)(k) 1.1%
Caisse D’amort Dette Soc
3.800% due 07/25/2006 (f)	EC	5,283	6,281
Commonwealth of New Zealand
4.500% due 02/15/2016	N$	34,200	23,582
Republic of France
3.000% due 07/25/2012 (f)	EC	26,601	31,054
Tyco International Group S.A.
4.375% due 11/19/2004		14,000	14,689

Total Foreign Currency-Denominated Issues (Cost $58,495)			75,606

CONVERTIBLE BONDS & NOTES 0.0%
Banking & Finance 0.0%
Verizon Global Funding Corp.
.750% due 04/01/2003		$3,000	3,000

Total Convertible Bonds & Notes (Cost $3,000)			3,000

SHORT-TERM INSTRUMENTS 0.8%
Commercial Paper 0.2%
HBOS Treasury Services PLC
1.245% due 05/28/2003		4,400	4,391
1.255% due 06/05/2003		13,600	13,570

			17,961

Repurchase Agreement 0.4%
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Federal Farm Credit Banks 1.970% due 10/20/2004 valued at $476 and Federal Home Loan Bank 1.250% due 04/08/2004 valued at $25,500. Repurchase proceeds are $25,467.)		25,466	25,466

U.S. Treasury Bills 0.2%
1.150% due 05/08/2003 - 05/15/2003 (d)(e)		12,120	12,103

Total Short-Term Instruments (Cost $55,530)			55,530

Total Investments 114.2% (Cost $7,819,719)			$8,191,681
Written Options (0.0%)			(1,140)
(Premiums $2,603)

Other Assets and Liabilities (Net) (14.2%)			(1,020,068)

Net Assets 100.0%			$7,170,473

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security. The rate listed is as of March 31, 2003.

(b) Security is in default.

(c) Security, or a portion thereof, subject to financing transaction.

(d) Securities with an aggregate market value of $6,294 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euro-Bund 10 Year Note (06/2003)—Long	250	$(292)
U.S. Treasury 5 Year Note (06/2003)—Short	24	3
U.S. Treasury 10 Year Note (06/2003)—Short	1,750	1,249
U.S. Treasury 30 Year Bond (06/2003)—Short	259	496

		$1,456

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Principal amount of security is adjusted for inflation.

(g) Premiums received on written options:

Type	Notional Amount	Premium	Value

Put—OTC 10 Year Interest Rate Swap
Strike @ 5.500%* Exp. 05/01/2003	$65,000	$796	$1
Call—OTC 10 Year Interest Rate Swap
Strike @ 4.000%** Exp. 03/03/2004	65,000	1,427	934

Type	# of Contracts	Premium	Value

Call—CBOT U.S. Treasury Note June Futures
Strike @ 118.000 Exp. 05/24/2003	625	380	205

		$2,603	$1,140

*	The Fund will pay a floating rate based on 3-month LIBOR.

**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Short sales open at March 31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note	3.250	08/15/2007	$255,600	$262,689	$260,205
U.S. Treasury Note	4.000	11/15/2012	37,100	37,648	38,115
U.S. Treasury Note	3.000	02/15/2008	9,800	9,918	9,834
U.S. Treasury Note	3.875	02/15/2013	75,000	75,337	74,408
U.S. Treasury Note	5.250	08/15/2003	73,100	74,251	74,181

				$459,843	$456,743

(i)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive floating rate based on 3-month LIBOR plus 0.470% and pay a fixed rate equal to 7.750%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/15/2005	$10,000	$(1,164)
Receive floating rate based on 3-month LIBOR plus 0.500% and pay a fixed rate equal to 7.600%.
Counterparty: Lehman Brothers, Inc. Exp. 07/15/2003	5,000	(83)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/17/2005	250,000	89
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: Bank of America, N.A. Exp. 06/15/2003	15,900	233

52	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co. Exp. 06/18/2008	30,000	(824)
Receive a fixed rate equal to 0.200% and the Fund will pay to the counterparty at par in the event of default of Federal National Mortgage Association 5.375% due 11/15/2011.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/03/2005	$80,000	$146
Receive a fixed rate equal to 5.000% and the Fund will pay to the counterparty at par in the event of default of El Paso Corp. 7.000% due 05/15/2011.
Counterparty: Merrill Lynch & Co., Inc. Exp. 09/15/2003	15,000	(639)

		$(2,242)

(j)	Principal amount denoted in indicated currency:

    EC—Euro

    N$—New Zealand Dollar

(k)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	EC	37,576	04/2003	$250	$0	$250
Sell	N$	43,520	05/2003	0	(306)	(306)

				$250	$(306)	$(56)

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	53

Schedule of Investments

Short-Term Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 30.4%
Banking & Finance 11.7%
Banco Nacional Obra Services
9.625% due 11/15/2003 (a)	$3,900	$4,085
Bankunited FSB
5.400% due 02/02/2004	4,000	4,139
Bear Stearns Cos., Inc.
5.125% due 02/22/2004 (a)	4,200	4,155
1.676% due 09/21/2004 (a)	900	903
1.925% due 07/15/2005 (a)	4,801	4,826
1.560% due 09/16/2005 (a)	5,000	4,983
CIT Group, Inc.
2.630% due 01/09/2004 (a)	5,250	5,269
5.500% due 02/15/2004	5,200	5,341
2.660% due 07/30/2004 (a)	15,200	15,229
7.125% due 10/15/2004	9,701	10,273
Citicorp.
5.500% due 08/19/2003 (a)	11,040	11,081
Countrywide Home Loans, Inc.
1.588% due 06/03/2003 (a)	2,800	2,800
Deutsche Telekom International Finance BV
7.750% due 06/15/2005	34,910	38,477
Ford Motor Credit Co.
6.125% due 04/28/2003	2,000	2,002
1.560% due 06/20/2003 (a)	900	898
2.117% due 03/08/2004 (a)	43,592	42,485
1.602% due 04/26/2004 (a)	17,400	16,770
1.718% due 07/19/2004 (a)	6,700	6,399
Gemstone Investors Ltd.
7.710% due 10/31/2004	3,500	3,256
General Motors Acceptance Corp.
1.440% due 08/18/2003 (a)	16,575	16,523
1.648% due 11/07/2003 (a)	10,000	9,952
2.088% due 01/20/2004 (a)	14,040	13,969
2.150% due 05/04/2004 (a)	21,598	21,412
Household Finance Corp.
1.698% due 08/07/2003 (a)	5,950	5,951
2.564% due 03/11/2004 (a)	6,650	6,693
5.750% due 01/30/2007	22,813	24,578
4.625% due 01/15/2008	8,700	9,025
Merrill Lynch & Co.
1.630% due 08/01/2003 (a)	4,000	4,004
National Rural Utilities Cooperative Finance Corp.
5.250% due 07/15/2004	13,796	14,412
1.748% due 02/07/2005 (a)	17,200	17,206
Popular North America, Inc.
6.625% due 01/15/2004	14,807	15,299
Salomon Smith Barney Holdings, Inc.
1.648% due 07/18/2007 (a)	4,800	4,804
Security Capital Group, Inc.
7.750% due 11/15/2003	7,695	7,981
U.S. Bank National Association
1.320% due 11/14/2003 (a)	31,020	31,030
USAA Capital Corp.
7.050% due 11/08/2006	445	503
Verizon Global Funding Corp.
6.750% due 12/01/2005	3,000	3,329
Verizon Wireless Capital LLC
1.658% due 12/17/2003 (a)	17,510	17,498

		407,540

Industrials 11.9%
Air Canada
1.975% due 07/31/2005 (a)	909	755
Allied Waste North America, Inc.
7.375% due 01/01/2004	4,880	4,978
AOL Time Warner, Inc.
6.125% due 04/15/2006	3,000	3,142
Clear Channel Communications, Inc.
7.250% due 09/15/2003	12,404	12,669
Coastal Corp.
1.950% due 07/21/2003 (a)	4,791	4,604
Comcast Corp.
6.500% due 01/15/2015	1,600	1,688
Cox Communications, Inc.
6.150% due 08/01/2003 (a)	8,200	8,218
7.170% due 10/01/2003	5,043	5,166
Cox Enterprises, Inc.
2.250% due 05/01/2033 (a)	9,000	8,989
DaimlerChrysler North America Holding Corp.
7.750% due 05/27/2003	2,000	2,019
1.850% due 08/01/2003 (a)	2,800	2,800
1.660% due 08/16/2004 (a)	36,208	35,968
HCA, Inc.
8.120% due 08/04/2003	800	813
6.870% due 09/15/2003	9,803	9,962
6.730% due 07/15/2045	8,170	8,226
Hilton Hotels Corp.
7.000% due 07/15/2004	8,126	8,276
International Game Technology
7.875% due 05/15/2004	9,809	10,337
International Paper Co.
2.660% due 06/20/2004 (a)	5,400	5,336
Kerr-McGee Corp.
2.150% due 06/28/2004 (a)	7,170	7,171
Mandalay Resort Group
6.750% due 07/15/2003	9,701	9,798
Martin Marietta Corp.
6.500% due 04/15/2003	34,451	34,497
MGM Mirage, Inc.
6.950% due 02/01/2005	2,257	2,348
Mirage Resorts, Inc.
7.250% due 10/15/2006	300	314
Norfolk Southern Corp.
2.040% due 02/28/2005 (a)	7,501	7,543
7.050% due 05/01/2037	20,975	23,925
Packaging Corp. of America
9.625% due 04/01/2009	10,000	10,863
PanAmSat Corp.
6.125% due 01/15/2005	2,595	2,621
Park Place Entertainment Corp.
7.950% due 08/01/2003	8,304	8,449
Petroleos Mexicanos
6.500% due 02/01/2005	5,250	5,607
Pioneer National Resources Co.
8.875% due 04/15/2005	3,811	4,056
Qwest Capital Funding, Inc.
5.875% due 08/03/2004	4,900	4,459
R.J. Reynolds Tobacco Holdings, Inc.
7.375% due 05/15/2003	35,726	35,871
Raytheon Co.
5.700% due 11/01/2003	10,148	10,303
Safeway, Inc.
6.050% due 11/15/2003	12,210	12,525
TCI Communications, Inc.
6.375% due 05/01/2003	10,961	11,002
Time Warner, Inc.
7.975% due 08/15/2004	13,737	14,626
Transocean, Inc.
6.500% due 04/15/2003	3,786	3,792
Turner Broadcasting System, Inc.
7.400% due 02/01/2004	2,200	2,261
Tyco International Group S.A.
6.250% due 06/15/2003	25,477	25,732
United Airlines, Inc.
2.026% due 03/02/2004 (a)	9,311	6,715
Weyerhaeuser Co.
2.383% due 09/15/2003 (a)	34,900	34,907

		413,331

Utilities 6.8%
AEP Texas Central Co.
3.000% due 02/15/2005	3,000	3,013
ALLETE, Inc.
2.218% due 10/20/2003 (a)	8,600	8,591
Appalachian Power Co.
2.040% due 08/20/2003 (a)	3,800	3,802
4.800% due 06/15/2005	10,330	10,746
AT&T Corp.
6.500% due 11/15/2006	9,811	10,499
British Telecom PLC
2.553% due 12/15/2003 (a)	58,001	58,272
7.875% due 12/15/2005	3,000	3,403
Commonwealth Edison Co.
2.025% due 09/30/2003 (a)	10,649	10,621
DTE Energy Co.
6.000% due 06/01/2004	8,400	8,758
7.110% due 11/15/2038 (a)	1,500	1,526
Entergy Gulf States, Inc.
8.250% due 04/01/2004	10,000	10,614
2.638% due 09/01/2004 (a)	9,800	9,787
France Telecom S.A.
1.978% due 07/16/2003 (a)	6,600	6,604
Georgia Power Co.
1.465% due 02/18/2005 (a)	14,115	14,121
Jersey Central Power & Light Co.
6.375% due 05/01/2003	4,951	4,970
Niagara Mohawk Power Co.
7.375% due 07/01/2003	15,005	15,200
8.000% due 06/01/2004	50	54
Pacific Gas & Electric Co.
7.583% due 10/31/2049 (a)	1,900	1,872
Potomac Electric Power Co.
6.250% due 10/15/2007	3,600	3,958
Southern California Edison Co.
5.875% due 09/01/2004	5,440	5,522
Sprint Capital Corp.
9.500% due 04/01/2003	1,000	1,000
5.700% due 11/15/2003	19,655	20,048
5.875% due 05/01/2004	13,005	13,330
Texas Utilities Corp.
6.750% due 04/01/2003	1,665	1,665
Vodafone Group PLC
7.625% due 02/15/2005	3,000	3,305
WorldCom, Inc.—WorldCom Group
7.375% due 01/15/2011 (b)	11,600	3,132

		234,413

Total Corporate Bonds & Notes (Cost $1,053,357)		1,055,284

U.S. GOVERNMENT AGENCIES 1.6%
Fannie Mae
5.750% due 04/15/2003	850	852
4.625% due 05/15/2003	500	502
Federal Home Loan Bank
3.125% due 11/14/2003	500	506
5.150% due 04/15/2005	5,500	5,510
Freddie Mac
4.500% due 04/15/2005	42,105	42,156
3.875% due 06/27/2005	5,400	5,429

Total U.S. Government Agencies (Cost $55,433)		54,955

U.S. TREASURY OBLIGATIONS 2.8%
Treasury Inflation Protected Securities (e)
3.375% due 01/15/2007 (c)	3,727	4,101
3.875% due 01/15/2009	1,662	1,894
U.S. Treasury Notes
1.625% due 03/31/2005	89,130	89,346

Total U.S. Treasury Obligations (Cost $94,696)		95,341

54	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

MORTGAGE-BACKED SECURITIES 16.6%
Collateralized Mortgage Obligations 11.4%
Bank of America Mortgage Securities, Inc.
6.500% due 05/25/2029	$806	$815
6.337% due 07/25/2032 (a)	10,859	11,071
5.775% due 10/20/2032 (a)	28,904	29,504
Bear Stearns Adjustable Rate Mortgage Trust
6.191% due 01/25/2032 (a)	5,114	5,139
6.886% due 01/25/2032 (a)	497	512
5.407% due 10/25/2032 (a)	2,217	2,269
Countrywide Alternative Loan Trust
6.500% due 04/25/2031	3,746	3,799
Countrywide Home Loans
6.500% due 07/25/2013	631	646
6.050% due 04/25/2029	2,046	2,069
Countrywide Home Loans, Inc.
6.500% due 08/25/2032 (a)	2,088	2,100
4.975% due 09/19/2032 (a)	14,120	14,342
Credit-Based Asset Servicing & Securitization LLC
1.645% due 01/25/2032 (a)	684	684
CS First Boston Mortgage Securities Corp.
6.750% due 01/15/2008	2,775	2,793
1.655% due 08/25/2031 (a)	373	372
2.478% due 03/25/2032 (a)	837	825
1.695% due 05/25/2032 (a)	10,927	10,927
1.970% due 08/25/2033 (a)	33,266	33,266
DLJ Acceptance Trust
7.100% due 10/17/2020 (a)	180	184
E-Trade Bank Mortgage-Backed Securities Trust
7.030% due 09/25/2031	397	398
Fannie Mae
5.000% due 09/19/2005	7,000	7,119
6.000% due 02/25/2008	281	293
7.000% due 09/18/2017	0	0
1.905% due 10/25/2017 (a)	1,837	1,845
6.500% due 09/18/2023	0	0
8.985% due 06/25/2032 (a)	3,840	4,240
Federal Housing Administration
7.350% due 04/01/2019	1,153	1,233
FFCA Secured Lending Corp.
7.850% due 10/18/2017	1,000	1,098
First Republic Mortgage Loan Trust
1.580% due 08/15/2032 (a)	33,213	32,860
Freddie Mac
6.000% due 09/15/2011	5,120	5,187
4.500% due 11/15/2018	19,996	20,286
6.000% due 09/15/2022	98	98
5.625% due 07/15/2028	4,715	4,817
5.750% due 06/15/2029	10,754	10,985
5.750% due 05/15/2031	20,905	21,331
General Electric Captial Mortgage Services, Inc.
6.500% due 04/25/2024	180	183
Government National Mortgage Association
7.500% due 02/20/2030	1,000	1,072
GSRPM Mortgage Loan Trust
1.705% due 11/25/2031 (a)	26,112	26,112
IMPAC CMB Trust
1.585% due 11/25/2031 (a)	2,676	2,677
Mellon Residential Funding Corp.
1.773% due 10/20/2029 (a)	10,000	10,139
PNC Mortgage Securities Corp.
6.500% due 12/25/2028	2,998	3,086
7.500% due 02/25/2031	52	52
Prudential Home Mortgage Securities
6.950% due 11/25/2022	233	233
Residential Funding Mortgage Securities I, Inc.
7.500% due 12/25/2030	609	609
Resolution Trust Corp.
5.246% due 05/25/2029 (a)	254	254
Sequoia Mortgage Trust
1.663% due 10/20/2027 (a)	16,096	16,148
Small Business Administration
7.540% due 08/10/2009	1,329	1,524
Structured Asset Mortgage Investments, Inc.
1.611% due 09/19/2032 (a)	972	968
Structured Asset Securities Corp.
6.500% due 09/25/2031 (a)	5,605	5,799
6.175% due 02/25/2032 (a)	8,499	8,529
6.150% due 07/25/2032 (a)	14,971	15,238
1.595% due 01/25/2033 (a)	23,761	23,718
Vendee Mortgage Trust
6.500% due 05/15/2025 (a)	1,300	1,382
Washington Mutual Loan Trust
6.003% due 10/19/2039 (a)	1,046	1,048
6.454% due 10/19/2039 (a)	4,825	4,891
4.124% due 01/25/2041 (a)	948	942
Washington Mutual Mortgage Securities Corp.
5.780% due 02/25/2031	1,246	1,273
5.215% due 10/25/2032 (a)	24,326	24,934
5.460% due 02/25/2033 (a)	7,919	8,138
Wells Fargo Mortgage-Backed Securities Trust
6.125% due 07/25/2031	16	16
6.568% due 10/25/2031 (a)	4,177	4,199
6.022% due 01/25/2032	1,344	1,346

		397,617

Fannie Mae 2.1%
3.620% due 02/01/2018 (a)	62	63
3.630% due 05/01/2021-04/01/2029 (a)(d)	1,083	1,107
3.680% due 01/01/2029 (a)	86	88
4.090% due 05/01/2036 (a)	49,456	50,589
4.230% due 11/01/2025 (a)	95	96
4.390% due 05/01/2036 (a)	659	675
4.490% due 08/01/2029 (a)	8,533	8,882
5.450% due 01/01/2032 (a)	7,061	7,313
6.000% due 01/01/2004	39	39
6.100% due 07/01/2029 (a)	1,964	2,050
6.500% due 12/01/2003	271	272
7.000% due 06/01/2003-03/01/2013 (d)	950	976

		72,150

Federal Housing Administration 0.0%
7.435% due 02/01/2019	352	377

Freddie Mac 0.6%
1.680% due 06/15/2031 (a)	4,191	4,181
6.500% due 08/01/2032	16,834	17,567

		21,748

Government National Mortgage Association 2.5%
4.000% due 08/20/2029-09/20/2029 (a)(d)	20,910	21,484
4.250% due 06/20/2029-05/20/2030 (a)(d)	16,693	17,022
4.500% due 04/20/2030 (a)	8,037	8,217
5.000% due 02/20/2032 (a)	7,128	7,282
5.250% due 03/20/2029-03/20/2030 (a)(d)	7,757	7,906
5.375% due 02/20/2024-06/20/2027 (a)(d)	10,445	10,693
5.630% due 11/20/2026-10/20/2027 (a)(d)	5,879	6,026
5.750% due 09/20/2023-09/20/2027 (a)(d)	3,462	3,559
8.000% due 07/15/2030-05/15/2032 (d)	2,497	2,708
8.500% due 06/20/2027	1,364	1,481

		86,378

Stripped Mortgage-Backed Securities 0.0%
Fannie Mae (IO)
6.500% due 10/25/2023	429	44
Freddie Mac (IO)
6.500% due 11/15/2007	1,283	56
		100

Total Mortgage-Backed Securities (Cost $576,199)		578,370

ASSET-BACKED SECURITIES 5.4%
Advanta Revolving Home Equity Loan Trust
1.675% due 01/25/2024 (a)	83	83
American Residential Eagle Trust
1.645% due 07/25/2029 (a)	357	358
Amortizing Residential Collateral Trust
1.595% due 07/25/2032 (a)	840	839
Bayview Financial Acquisition Trust
1.685% due 02/25/2030 (a)	862	863
1.695% due 07/25/2030 (a)	1,220	1,221
Bear Stearns Asset-Backed Securities, Inc.
1.460% due 06/15/2016 (a)	5,744	5,748
1.635% due 10/25/2032 (a)	11,197	11,215
Brazos Student Loan Finance Co.
2.040% due 06/01/2023 (a)	14,390	14,552
Capital Asset Research Funding LP
6.400% due 12/15/2004	839	854
5.905% due 12/15/2005	180	179
Chase Funding Loan Acquisition Trust
1.545% due 07/25/2030 (a)	7,601	7,583
CIT Group Home Equity Loan Trust
1.575% due 06/25/2033 (a)	1,076	1,077
Conseco Finance Corp.
7.350% due 10/15/2030	1,038	1,061
Countrywide Home Equity Loan Trust
1.520% due 08/15/2025 (a)	397	395
CS First Boston Mortgage Securities Corp.
1.540% due 12/15/2030 (a)	1,819	1,821
1.645% due 02/25/2032 (a)	7,035	7,045
Delta Funding Home Equity Loan Trust
1.690% due 09/15/2029 (a)	509	510
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.655% due 09/25/2032 (a)	23,118	23,118
Fremont Home Loan Trust
1.650% due 02/25/2033 (a)	8,760	8,760
GMAC Mortgage Corp. Loan Trust
1.590% due 06/18/2027 (a)	651	650
Green Tree Home Improvement Loan Trust
1.450% due 08/15/2029 (a)	1,098	1,098
Household Mortgage Loan Trust
1.583% due 05/20/2032 (a)	2,030	2,034
Irwin Home Equity Loan Trust
1.595% due 06/25/2029 (a)	1,311	1,310
1.575% due 07/25/2032 (a)	5,967	5,962
Long Beach Mortgage Loan Trust
1.585% due 11/25/2009 (a)	8,382	8,369
1.655% due 03/25/2032 (a)	16,855	16,865
MLCC Mortgage Investors, Inc.
1.660% due 03/15/2025 (a)	2,483	2,486
Morgan Stanley ABS Capital, Inc.
1.605% due 08/25/2030 (a)	2,762	2,755
Morgan Stanley Dean Witter Capital I
1.706% due 07/25/2030 (a)	3,225	3,228
1.655% due 10/26/2031 (a)	9,757	9,763
1.605% due 09/25/2032 (a)	8,390	8,382
New York City Tax Lien
5.590% due 09/10/2014	2,116	2,138
North Carolina State Education Authority
1.500% due 06/01/2009 (a)	4,369	4,371
Premier Auto Trust
6.430% due 03/08/2004	210	211
Regions Auto Receivables Trust
1.940% due 11/15/2004	14,500	14,545

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	55

Schedule of Investments (Cont.)

Short-Term Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

Residential Asset Securities Corp.
1.425% due 05/25/2017 (a)	$5,053	$5,055
Salomon Brothers Mortgage Securities VII, Inc.
1.655% due 07/25/2029 (a)	99	98
1.700% due 11/15/2029 (a)	140	140
1.860% due 12/15/2029 (a)	2,000	2,002
1.645% due 12/25/2029 (a)	1,857	1,851
Specialty Underwriting & Residential Finance
1.645% due 01/25/2034 (a)	7,100	7,097
SVO Timeshare Mortgage Corp.
5.470% due 12/20/2006	892	934
WFS Financial Owner Trust
6.420% due 07/20/2004	59	59
7.750% due 11/20/2004	483	487

Total Asset-Backed Securities (Cost $188,782)		189,172

SOVEREIGN ISSUES 1.2%
Republic of Brazil
2.562% due 04/15/2006 (a)	36,411	33,273
11.500% due 03/12/2008	2,600	2,398
2.625% due 04/15/2009 (a)	5,888	4,652
8.000% due 04/15/2014	493	390

Total Sovereign Issues (Cost $39,668)		40,713

FOREIGN CURRENCY-DENOMINATED ISSUES (i)(j) 0.1%
France Telecom S.A.
1.013% due 07/16/2003 (a) JY	200,000	1,674

Total Foreign Currency-Denominated Issues (Cost $1,653)		1,674

PURCHASED PUT OPTIONS 0.0%
Eurodollar June Futures (CME)
Strike @ 98.125 Exp. 06/16/2003	1,500,000	9

Total Purchased Put Options (Cost $14)		9

CONVERTIBLE BONDS & NOTES 0.1%
Industrials 0.1%
Clear Channel Communications, Inc.
2.625% due 04/01/2003	5,000	5,006

Total Convertible Bonds & Notes (Cost $5,000)		5,006

SHORT-TERM INSTRUMENTS 41.3%
Commercial Paper 39.9%
Alcon Capital Corp.
1.250% due 04/17/2003	10,000	9,994
AT&T Corp.
3.120% due 04/18/2003	800	800
3.605% due 04/18/2003	67,500	67,520
CDC Commercial Corp.
1.230% due 05/22/2003	100,000	99,826
Danske Corp.
1.280% due 04/08/2003	6,000	5,999
1.250% due 04/24/2003	40,650	40,618
Fannie Mae
1.190% due 06/04/2003	73,050	72,889
1.190% due 06/10/2003	84,800	84,597
1.240% due 06/25/2003	200,000	199,426
1.230% due 07/02/2003	100,000	99,690
Federal Home Loan Bank
1.179% due 04/21/2003	187,000	186,878
1.270% due 05/21/2003	63,000	62,889
1.305% due 05/23/2003	50,000	49,906
Freddie Mac
1.230% due 05/15/2003	55,000	54,917
1.200% due 06/12/2003	40,000	39,902
GlaxoSmithKline Finance PLC
1.250% due 04/02/2003	18,000	17,999
HBOS Treasury Services PLC
1.300% due 04/11/2003	20,000	19,993
1.260% due 05/02/2003	20,000	19,978
Nestle Capital Corp.
1.245% due 06/11/2003	50,000	49,879
Rabobank Nederland NV
1.230% due 04/01/2003	34,000	34,000
UBS Finance, Inc.
1.180% due 04/10/2003	70,000	69,979
1.240% due 04/14/2003	99,000	98,956

		1,386,635

Repurchase Agreement 0.6%
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Federal Home Loan Bank 1.600% due 12/17/2003 valued at $21,403. Repurchase proceeds are $20,980.)	20,979	20,979

U.S. Treasury Bills 0.8%
1.142% due 05/08/2003-05/15/2003 (c)(d)	29,695	29,656

Total Short-Term Instruments (Cost $1,437,226)		1,437,270

Total Investments 99.5% (Cost $3,452,028)		$3,457,794
Written Options (f) (0.3%) (Premiums $12,486)		(9,152)
Other Assets and Liabilities (Net) 0.8%		28,497

Net Assets 100.0%		$3,477,139

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Security is in default.

(c)	Securities with an aggregate market value of $25,289 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor Written Put Options Strike @ 97.250 (03/2004)—Short	4,895	$1,790
Euribor Purchased Put Options Strike @ 95.000 (03/2004)—Long	2,981	(39)
Euribor Written Put Options Strike @ 97.5000 (03/2004)—Short	2,181	274
Euribor Purchased Put Options Strike @ 95.125 (03/2004)—Short	3,979	(54)
Eurodollar June Futures (06/2004)—Long	211	38
U. S. Treasury 10 Year Note (06/2003)—Long	515	(115)

		$1,894

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e)	Principal amount of security is adjusted for inflation.

(f)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Put—OTC 7 Year Interest Rate Swap
Strike @ 7.000%* Exp. 01/07/2005	$55,570	$1,225	$543
Call—OTC Norfolk Southern Corp. 7.050% due 05/01/2037
Strike @ 100.000 Exp. 05/01/2004	20,975	0	1,038
Call—OTC 7 Year Interest Rate Swap
Strike @ 5.000%** Exp. 01/07/2005	55,570	1,089	2,670

Type	# of Contracts	Premium	Value

Put—CME Eurodollar March Futures
Strike @ 97.000 Exp. 03/15/2004	2,650	1,697	646
Call—CME Eurodollar June Futures
Strike @ 98.750 Exp. 06/16/2003	926	298	370
Put—CME Eurodollar June Futures
Strike @ 96.750 Exp. 06/16/2003	1,900	1,888	12
Call—CME Eurodollar June Futures
Strike @ 98.500 Exp. 06/14/2004	1,262	755	954
Put—CME Eurodollar June Futures
Strike @ 97.000 Exp. 06/14/2004	4,396	4,922	2,583
Put—CME Eurodollar June Futures
Strike @ 97.250 Exp. 06/14/2004	463	612	336

		$12,486	$9,152

*	The Fund will pay a floating rate based on 3-month LIBOR.

**	The Fund will receive a floating rate based on 3-month LIBOR.

(g)	Short sales open at March 31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note	5.500	05/15/2009	$26,500	$30,008	$29,670
U.S. Treasury Note	4.875	02/15/2012	22,000	23,893	24,280

				$53,901	$53,950

56	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

(h)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)

Receive a fixed amount equal to EC73 and pay floating rate based on 3-months EC- LIBOR with 3.250% interest rate cap.
Counterparty: Citibank N.A., London Exp. 06/19/2003	EC	(200,000)	$71
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 7.750%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/15/2005		$5,000	(582)
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co. Exp. 06/18/2008		7,900	(217)
Receive floating rate based on 3-month LIBOR plus 1.150% and pay a fixed rate equal to 7.050%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/01/2004		20,975	(1,027)
Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 8.250% due 09/19/2027.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003		700	0
Receive a fixed rate equal to 0.430% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.
Counterparty: Lehman Brothers, Inc. Exp. 07/11/2003		5,000	(12)
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/16/2003		510	1
Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.
Counterparty: Lehman Brothers, Inc. Exp. 09/10/2003		13,300	13
Receive a fixed rate equal to 2.700% and the Fund will pay to the counterparty at par in the event of default of El Paso Corp. 7.000% due 05/15/2011.
Counterparty: Credit Suisse First Boston Exp. 04/30/2005		5,000	(1,135)
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merill Lynch & Co., Inc. Exp. 01/22/2005		1,400	6
Receive a fixed rate equal to 1.100% and the Fund will pay to the counterparty at par in the event of default of Republic of South Africa 9.125% due 05/19/2009.
Counterparty: J.P.Morgan Chase & Co. Exp. 07/28/2003		9,600	22
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/27/2005		11,500	62
Receive a fixed rate equal to 1.450% and the Fund will pay to the counterparty at par in the event of default of Republic of Bulgaria 2.813% due 07/28/2011.
Counterparty: Goldman Sachs & Co. Exp. 04/15/2004		19,300	121
Pay a fixed rate equal to 0.880% and the Fund will receive from the counterparty at par in the event of default of Republic of Bulgaria 2.813% due 07/28/2011.
Counterparty: Goldman Sachs & Co. Exp. 04/15/2003		19,300	(5)
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 04/15/2003		9,050	1
Receive a fixed rate equal to 0.950% and the Fund will pay to the counterparty at par in the event of default of Republic of South Africa 9.125% due 05/19/2009.
Counterparty: Goldman Sachs & Co. Exp. 04/15/2003		6,250	2
Receive a fixed rate equal to 0.600% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 02/14/2004		7,500	9
Receive a fixed rate equal to 0.410% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.
Counterparty: Goldman Sachs & Co. Exp. 06/07/2004		$21,100	$8
Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.
Counterparty: Goldman Sachs & Co. Exp. 06/07/2004		17,000	4
Receive a fixed rate equal to 0.360% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.
Counterparty: ABN AMRO Bank, N.V. Exp. 07/11/2003		16,150	3
Receive a fixed rate equal to 1.310% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/29/2005		5,000	28
Receive a fixed rate equal to 16.500% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2006.
Counterparty: Merill Lynch & Co., Inc. Exp. 01/16/2005		925	92
Receive a fixed rate equal to 1.400% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003		1,000	1

			$(2,534)

(i)	Principal amount denoted in indicated currency:

EC—Euro

JY—Japanese Yen

(j)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Buy	EC	4,300	04/2003	$5	$0	$5
Sell		8,019	04/2003	30	(107)	(77)
Sell	JY	199,108	04/2003	11	0	11

				$46	$(107)	$(61)

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	57

Schedule of Investments

StocksPLUS Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 16.8%
Banking & Finance 13.4%
Atlas Reinsurance PLC
5.080% due 10/04/2004 (a)	$7,000	$7,000
Bear Stearns Cos., Inc.
1.940% due 05/24/2004 (a)	21,600	21,719
Beaver Valley Funding Corp.
8.250% due 06/01/2003	114	115
Capital One Bank
2.240% due 06/23/2003 (a)	5,400	5,383
CIT Group, Inc.
5.625% due 05/17/2004	1,900	1,965
7.125% due 10/15/2004	2,000	2,118
Ford Motor Credit Co.
2.060% due 04/17/2003 (a)	4,200	4,199
1.806% due 06/23/2003 (a)	2,100	2,096
6.700% due 07/16/2004	3,400	3,467
General Motors Acceptance Corp.
2.040% due 05/17/2004 (a)	5,800	5,742
Heller Financial, Inc.
1.609% due 04/28/2003 (a)	1,800	1,800
Household Finance Corp.
4.625% due 01/15/2008	3,600	3,735
Korea Development Bank
6.625% due 11/21/2003	2,500	2,565
MetLife, Inc.
3.911% due 05/15/2005	4,500	4,632
National Australia Bank Ltd.
1.965% due 05/19/2010 (a)	11,700	11,742
National Rural Utilities Cooperative Finance Corp.
2.830% due 04/26/2004 (a)	8,000	8,064
Popular North America, Inc.
3.025% due 10/15/2003 (a)	4,700	4,725
Studio Re Ltd.
6.500% due 07/07/2006 (a)	7,300	7,300
Trinom Ltd.
5.278% due 12/18/2004 (a)	1,200	1,210
Verizon Global Funding Corp.
5.750% due 04/01/2003	3,500	3,500

		103,077

Industrials 1.8%
Air Canada
1.975% due 07/31/2005 (a)	2,273	1,888
Enron Corp.
8.000% due 08/15/2005 (b)	1,100	289
R.J. Reynolds Tobacco Holdings, Inc.
7.375% due 05/15/2003	2,400	2,410
Walt Disney Co.
3.900% due 09/15/2003	4,700	4,744
Waste Management, Inc.
7.000% due 10/01/2004	1,000	1,056
Weyerhaeuser Co.
2.383% due 09/15/2003 (a)	3,200	3,201

		13,588

Utilities 1.6%
Georgia Power Co.
5.250% due 05/08/2003	3,800	3,815
Hydro-Quebec
1.312% due 09/29/2049 (a)	1,200	1,038
Niagara Mohawk Power Co.
7.375% due 07/01/2003	1,815	1,838
Sprint Capital Corp.
5.700% due 11/15/2003	3,800	3,876
7.900% due 03/15/2005	1,500	1,582

		12,149

Total Corporate Bonds & Notes (Cost $128,889)		128,814

MUNICIPAL BONDS & NOTES 0.5%
California 0.5%
Golden State Tobacco Securitization Corporate Revenue Bonds, Series 2003
5.000% due 06/01/2021	3,700	3,690

Total Municipal Bonds & Notes (Cost $3,682)		3,690

U.S. TREASURY OBLIGATIONS 3.4%
Treasury Inflation Protected Securities (f)
3.625% due 01/15/2008 (c)	22,716	25,431
3.875% due 01/15/2009	443	505

Total U.S. Treasury Obligations (Cost $24,282)		25,936

MORTGAGE-BACKED SECURITIES 27.7%
Collateralized Mortgage Obligations 12.7%
Bank Mart
4.878% due 03/01/2019 (a)(d)	2,180	2,209
Bear Stearns Adjustable Rate Mortgage Trust
6.184% due 12/25/2031 (a)	2,985	3,029
6.299% due 01/25/2032 (a)	407	409
5.381% due 01/25/2033 (a)	4,577	4,705
5.235% due 03/25/2033 (a)	5,185	5,290
Citicorp Mortgage Securities, Inc.
5.500% due 09/25/2031	799	803
CS First Boston Mortgage Securities Corp.
2.310% due 11/25/2031 (a)	3,909	3,918
1.705% due 02/25/2032 (a)	3,598	3,564
2.081% due 03/25/2032 (a)	8,873	8,744
5.932% due 06/25/2032 (a)	1,462	1,495
6.169% due 06/25/2032 (a)	3,863	3,977
DLJ Acceptance Trust
7.100% due 10/17/2020 (a)	51	52
Fannie Mae
6.260% due 04/25/2020 (a)	15	15
6.000% due 12/25/2028	6,292	6,426
5.000% due 04/25/2033	11,500	11,881
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030	1,011	1,026
Freddie Mac
5.500% due 11/15/2024	5,649	5,670
5.850% due 10/15/2031	1,833	1,842
Fund America Investors Corp. II
7.184% due 06/25/2023 (a)	51	52
General Electric Capital Mortgage Services, Inc.
6.300% due 09/25/2023	101	101
6.250% due 12/25/2028	1,425	1,459
Government National Mortgage Association
1.683% due 09/20/2030 (a)	50	50
GSR Mortgage Loan Trust
6.000% due 07/25/2032	3,530	3,621
Housing Securities, Inc.
2.036% due 07/25/2032 (a)	151	151
PNC Mortgage Securities Corp.
7.480% due 10/25/2030 (a)	399	399
Resecuritization Mortgage Trust
1.602% due 04/26/2021 (a)	41	41
Residential Funding Mortgage Securities, Inc.
4.010% due 03/25/2018 (a)	586	585
Salomon Brothers Mortgage Securities VII, Inc.
6.151% due 12/25/2030 (a)	4,413	4,496
Structured Asset Mortgage Investments, Inc.
7.000% due 07/28/2028	644	646
9.200% due 06/25/2029 (a)	5,300	5,607
Structured Asset Securities Corp.
1.605% due 10/25/2027 (a)	3,469	3,338
1.785% due 03/25/2031 (a)	2,591	2,612
4.916% due 09/25/2036 (a)	227	232
Washington Mutual Mortgage Securities Corp.
6.010% due 04/25/2031 (a)	1,500	1,512
Washington Mutual, Inc.
6.500% due 10/19/2029	7,485	7,677

		97,634

Fannie Mae 11.5%
3.625% due 04/01/2018 (a)	80	81
4.100% due 07/01/2018 (a)	349	354
4.336% due 11/01/2027 (a)	146	149
4.413% due 11/01/2028 (a)	200	204
4.454% due 05/01/2022 (a)	67	68
4.464% due 04/01/2028 (a)	134	136
4.882% due 02/01/2027 (a)	20	20
5.000% due 05/19/2018	23,000	23,539
5.002% due 12/01/2023 (a)	12	12
5.602% due 08/01/2029 (a)	145	149
6.000% due 04/01/2016-04/21/2018 (e)	36,474	38,167
6.446% due 07/01/2028-11/01/2028 (a)(e)	321	327
6.500% due 09/01/2005-01/01/2033 (e)	5,054	5,260
7.000% due 02/01/2015-03/01/2015 (e)	8,779	9,376
7.500% due 09/01/2015-05/01/2016 (e)	7,424	7,963
8.000% due 03/01/2030-07/01/2031 (e)	1,960	2,122

		87,927

Freddie Mac 0.9%
4.322% due 12/01/2022 (a)	242	252
4.610% due 07/01/2019 (a)	1,550	1,605
4.619% due 06/01/2022 (a)	147	151
6.000% due 03/01/2016-09/01/2016 (e)	1,119	1,171
6.500% due 08/01/2032	3,748	3,912
8.500% due 04/01/2025-06/01/2025 (e)	44	47

		7,138

Government National Mortgage Association 2.6%
5.375% due 02/20/2026-02/20/2028 (a)(e)	5,372	5,503
5.625% due 11/20/2025-12/20/2027 (a)(e)	794	814
5.630% due 12/20/2022-10/20/2025 (a)(e)	1,337	1,372
5.750% due 07/20/2018-07/20/2027 (a)(e)	9,524	9,791
8.000% due 04/20/2030	1,950	2,096

		19,576

Stripped Mortgage-Backed Securities 0.0%
Fannie Mae (IO)
6.500% due 09/25/2008	35	4
6.500% due 03/25/2023	956	96
7.000% due 07/25/2021	65	1

		101

Total Mortgage-Backed Securities (Cost $210,866)		212,376

ASSET-BACKED SECURITIES 3.2%
ABSC Long Beach Home Equity Loan Trust
1.560% due 08/21/2030 (a)	1,164	1,164
AFC Home Equity Loan Trust
1.455% due 06/25/2028 (a)	2,686	2,672
Ameriquest Mortgage Securities, Inc.
1.615% due 05/25/2032 (a)	2,613	2,614
1.575% due 08/25/2032 (a)	5,157	5,151
Amresco Residential Securities Mortgage Loan Trust
1.495% due 07/25/2027 (a)	5	4

58	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)		Value (000s)

Countrywide Asset-Backed Certificates
1.525% due 05/25/2029 (a)		$2,060	$2,059
Cross Country Master Credit Card Trust II
1.780% due 06/15/2006 (a)		5,355	5,366
Green Tree Financial Corp.
6.970% due 04/01/2031		1,973	2,001
Green Tree Home Improvement Loan Trust
1.500% due 11/15/2029 (a)		1,177	1,178
Novastar Home Equity Loan
1.580% due 04/25/2028 (a)		1,017	1,015
USAA Auto Loan Grantor Trust
6.100% due 02/15/2006		1,392	1,400

Total Asset-Backed Securities (Cost $24,645)			24,624

SOVEREIGN ISSUES 1.0%
Republic of Brazil
2.562% due 04/15/2006 (a)		7,980	7,292
2.625% due 04/15/2009 (a)		841	665

Total Sovereign Issues (Cost $8,385)			7,957

FOREIGN CURRENCY-DENOMINATED ISSUES (i)(j) 1.4%
Commonwealth of New Zealand
4.500% due 02/15/2016 (f)	N$	9,750	6,723
United Mexican States
7.000% due 06/02/2003	C$	6,000	4,086

Total Foreign Currency-Denominated Issues (Cost $10,700)			10,809

PURCHASED PUT OPTIONS 0.0%
PNC Mortgage Securities Corp. (OTC)
7.430% due 05/25/2040
Strike @ 100.000
Exp. 04/01/2005		$6,200	0

Total Purchased Put Options (Cost $0)			0

CONVERTIBLE BONDS & NOTES 0.1%
Banking & Finance 0.1%
Verizon Global Funding Corp.
0.000% due 05/15/2021		1,700	1,005

Total Convertible Bonds & Notes (Cost $922)			1,005

PREFERRED SECURITY 0.1%
	Shares
DG Funding Trust
3.650% due 12/29/2049 (a)		110	1,133

Total Preferred Security (Cost $1,103)			1,133

SHORT-TERM INSTRUMENTS 50.0%
	Principal Amount (000s)
Commercial Paper 45.9%
AT&T Corp.
3.720% due 04/18/2003		$14,900	14,904
Danske Corp.
1.240% due 04/25/2003		200	200
1.240% due 04/28/2003		31,000	30,971
Eksportfinans AS
1.270% due 04/02/2003		12,000	12,000
1.245% due 04/10/2003		18,000	17,994
Fannie Mae
1.180% due 04/16/2003		24,100	24,088
1.290% due 05/14/2003		14,000	13,978
1.290% due 05/21/2003		16,000	15,971
1.230% due 07/01/2003		20,000	19,939
Freddie Mac
1.250% due 04/10/2003		12,000	11,996
1.240% due 04/17/2003		3,000	2,998
1.190% due 04/23/2003		65,900	65,852
1.230% due 06/16/2003		21,000	20,946
HBOS Treasury Services PLC
1.260% due 05/06/2003		2,000	1,998
1.255% due 05/08/2003		16,500	16,479
1.250% due 05/19/2003		11,900	11,880
National Australia Funding, Inc.
1.250% due 04/02/2003		9,200	9,200
Rabobank Nederland NV
1.390% due 04/01/2003		37,000	37,000
Royal Bank of Scotland PLC
1.255% due 04/30/2003		4,500	4,495
UBS Finance, Inc.
1.315% due 04/04/2003		10,000	9,999
1.275% due 04/08/2003		3,600	3,599
1.180% due 04/10/2003		6,000	5,998

			352,485

Repurchase Agreement 1.8%
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Fannie Mae 4.100% due 03/30/2004 valued at $14,385. Repurchase Proceeds are $14,100.)		14,100	14,100

U.S. Treasury Bills 2.3%
1.134% due 05/08/2003-05/15/2003 (c)(e)		17,575	17,553

Total Short-Term Instruments (Cost $384,133)			384,138

Total Investments 104.2% (Cost $797,607)			$800,482
Written Options (g) (0.0%) (Premiums $354)			(243)

Other Assets and Liabilities (Net) (4.2%)			(32,117)

Net Assets 100.0%			$768,122

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Security is in default.

(c)	Securities with an aggregate market value of $27,546 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor Purchased Put Options Strike @ 95.125 (06/2003)—Long	510	$(6)
Euribor Written Put Options Strike @ 97.000 (06/2003)—Short	524	328
Euribor Written Put Options Strike @ 97.500 (09/2003)—Short	504	197
Euribor March Futures (03/2004)—Long	6	(3)
Euribor June Futures (06/2003)—Long	40	84
Euribor September Futures (09/2003)—Long	111	126
Euribor December Futures (12/2003)—Long	145	40
United Kingdom 90 Day LIBOR Futures (03/2004)—Long	6	(3)
United Kingdom 90 Day LIBOR Futures (12/2003)—Long	6	(2)
S & P 500 Index (06/2003)—Long Eurodollar March Futures (03/2004)—Long	102	94
Eurodollar March Futures (03/2005)—Long	8	(3)
Eurodollar June Futures (06/2004)—Long	7	1
Eurodollar September Futures (09/2004)—Long	9	(2)
Eurodollar December Futures (12/2004)—Long	17	(5)

		$(6,134)

(d)	Restricted security.

(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f)	Principal amount of security is adjusted for inflation.

(g)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Call—OTC 7 Year Interest Rate Swap
Strike @ 3.500%** Exp. 12/17/2003	$10,700	$109	$106
Put—OTC 7 Year Interest Rate Swap
Strike @ 5.500%* Exp. 12/17/2003	10,700	137	72
Call—OTC 10 Year Interest Rate Swap
Strike @ 4.000%** Exp. 08/01/2003	100	1	1

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	59

Schedule of Investments (Cont.)

StocksPLUS Fund

March 31, 2003

Type	# of Contracts	Premium	Value

Call—CME S&P June Futures
Strike @ 940.000 Exp. 06/20/2003	29	$105	$63
Call—CBOT U.S. Treasury Note June Futures
Strike @ 116.000 Exp. 05/24/2003	1	1	1

		$353	$243

*	The Fund will pay a floating rate based on 3-month LIBOR.

**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.100%.
Counterparty: J.P. Morgan Chase & Co. Exp. 10/02/2003	$45,081	$0
Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.140%.
Counterparty: J.P. Morgan Chase & Co. Exp. 05/03/2003	17,643	0
Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.100%.
Counterparty: J.P. Morgan Chase & Co. Exp. 09/23/2003	41,153	0
Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.040%.
Counterparty: Goldman Sachs & Co. Exp. 01/16/2004	500,000	0
Receive a fixed rate equal to 4.250% and the Fund will pay to the counterparty at par in the event of default of Dynegy Holdings, Inc. 8.125% due 03/15/2005.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/31/2003	5,500	(184)
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/16/2003	10,000	26
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/19/2004	1,400	2
Receive a fixed rate equal to 1.770% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	5,000	23
Receive a fixed rate equal to 0.340% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Citibank N.A., London Exp. 06/13/2003	10,500	(1)
Receive a fixed rate equal to 7.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.000% due 01/15/2007.
Counterparty: Merrill Lynch & Co., Inc. Exp. 04/04/2003	5,000	4

		$(130)

(i)	Principal amount denoted in indicated currency:

    C$—Canadian Dollar

    EC—Euro

    N$—New Zealand Dollar

(j)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	C$	6,032	04/2003	$0	$(43)	$(43)
Buy	EC	2,280	04/2003	88	0	88
Sell		4,550	04/2003	29	(2)	27
Buy	N$	1,400	05/2003	0	(2)	(2)
Sell		12,967	05/2003	0	(92)	(92)

				$117	$(139)	$(22)

60	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Schedule of Investments

Total Return Mortgage Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

MORTGAGE-BACKED SECURITIES 109.2%
Collateralized Mortgage Obligations 18.8%
Bank of America Mortgage Securities, Inc.
6.000% due 04/25/2017	$757	$758
5.815% due 10/20/2032 (a)	1,380	1,408
Bank of America Structural Security Trust
1.820% due 10/11/2033 (a)	1,000	981
Bank Trust Mortgage
5.700% due 12/01/2023	546	537
Citicorp Mortgage Securities Corp.
6.500% due 05/25/2029	763	768
Countrywide Alternative Loan Trust
6.750% due 08/25/2028	3	3
5.250% due 02/25/2033	1,750	1,785
Countrywide Home Loans
6.500% due 03/25/2029	100	100
CS First Boston Mortgage Securities Corp.
2.055% due 11/25/2031 (a)	647	644
1.437% due 03/25/2032 (a)	837	825
2.170% due 03/25/2032 (a)	893	884
3.055% due 03/25/2033	1,486	1,486
2.360% due 08/25/2033 (a)	1,940	1,940
E-Trade Bank Mortgage-Backed Securities Trust
7.044% due 09/25/2031	265	266
Fannie Mae
6.900% due 08/25/2011	100	104
7.750% due 08/25/2022	77	86
2.312% due 04/25/2023 (a)	22	23
6.500% due 09/25/2023	244	272
6.750% due 09/25/2023	41	41
7.000% due 09/25/2023	19	21
6.500% due 10/25/2023	217	237
6.500% due 12/25/2023	28	28
1.655% due 02/25/2025 (a)	1,000	1,002
1.700% due 04/18/2028 (a)	45	45
1.655% due 11/25/2032 (a)	1,995	1,994
Freddie Mac
6.000% due 06/15/2008	235	244
4.500% due 03/15/2021	17	17
5.000% due 01/15/2022	8,887	8,968
3.500% due 12/15/2022	10	10
6.500% due 12/15/2023	55	59
6.500% due 03/15/2024	125	132
8.000% due 06/15/2026	86	95
6.500% due 05/15/2027	59	60
General Electric Capital Mortgage Services, Inc.
6.750% due 06/25/2028 (a)	200	206
Government National Mortgage Association
1.480% due 02/16/2032 (a)	3,439	3,438
1.530% due 08/16/2032 (a)	6,247	6,257
GSR Mortgage Loan Trust
5.575% due 10/25/2031 (a)	527	534
6.000% due 07/25/2032	1,908	1,957
Mellon Residential Funding Corp.
6.580% due 07/25/2029 (a)	189	189
Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017	1,141	1,148
Norwest Asset Securities Corp.
6.250% due 09/25/2028	236	239
6.250% due 01/25/2029	31	31
Prudential Home Mortgage Securities
6.750% due 09/25/2008	199	199
Residential Funding Mortgage Securities I, Inc.
6.000% due 07/25/2032	3,133	3,144
Sequoia Mortgage Trust
1.663% due 10/20/2027 (a)	976	979
1.624% due 05/20/2032 (a)	912	910
1.583% due 08/20/2032 (a)	939	902
Structured Asset Mortgage Investments, Inc.
1.611% due 09/19/2032 (a)	1,457	1,452
Structured Asset Securities Corp.
6.250% due 04/25/2017	2,213	2,267
1.605% due 10/25/2027 (a)	1,476	1,421
1.785% due 03/25/2031 (a)	209	211
1.955% due 08/25/2032 (a)	1,374	1,374
1.595% due 01/25/2033 (a)	727	725
Superannuation Members Home Loans Global Fund
1.513% due 06/15/2026 (a)	136	136
Washington Mutual Mortgage Securities Corp.
6.010% due 04/25/2031 (a)	1,500	1,512
Washington Mutual, Inc.
5.530% due 07/25/2032 (a)	1,102	1,127

		56,181

Fannie Mae 54.4%
3.010% due 07/01/2011 (a)	971	966
3.083% due 07/01/2008 (a)	4,849	4,775
3.160% due 07/01/2011 (a)	2,333	2,323
3.950% due 04/01/2007	1,676	1,676
5.000% due 05/19/2018-04/01/2026 (b)	13,514	13,830
5.234% due 11/01/2018 (a)	24	25
5.453% due 10/01/2011	970	979
5.500% due 05/01/2006-05/14/2033 (b)	26,020	26,935
5.750% due 01/01/2021 (a)	85	88
5.892% due 10/01/2028 (a)	52	53
6.000% due 05/14/2033	39,500	40,845
6.500% due 01/01/2028-05/14/2033 (b)	61,675	64,339
6.511% due 08/01/2026 (a)	46	49
6.920% due 05/01/2003	886	888
7.009% due 05/01/2023 (a)	79	82
7.500% due 06/01/2030-08/01/2031 (b)	3,589	3,826
9.000% due 01/01/2020	104	117
6.096% due 05/01/2032 (a)	848	880

		162,676

Federal Housing Administration 2.0%
7.430% due 06/01/2019-10/25/2022 (b)	5,489	5,884

Freddie Mac 11.7%
3.787% due 02/01/2018 (a)	115	117
6.000% due 10/01/2024-05/14/2033 (b)	33,088	34,195
6.884% due 07/01/2030 (a)	505	535
7.170% due 08/01/2025	64	67
7.309% due 11/01/2028 (a)	38	39

		34,953

Government National Mortgage Association 19.1%
5.375% due 03/20/2016-03/20/2027 (a) (b)	652	669
5.500% due 03/15/2033-05/21/2033 (b)	54,000	55,414
5.625% due 12/20/2021-11/20/2023 (a) (b)	96	99
5.750% due 07/20/2022-08/20/2026 (b)	258	265
7.000% due 04/23/2033	500	530
7.500% due 05/15/2027-08/15/2027 (b)	38	41

		57,018

Stripped Mortgage-Backed Securities 3.2%
CS First Boston Mortgage Securities Corp. (IO)
7.000% due 08/25/2004	1,858	74
Fannie Mae (IO)
6.500% due 11/25/2022	652	35
Fannie Mae (PO)
0.000% due 07/25/2022	120	104
Fannie Mae Grantor Trust (PO)
0.000% due 07/25/2042	11,792	9,353

		9,566

Total Mortgage-Backed Securities (Cost $324,753)		326,278

ASSET-BACKED SECURITIES 12.6%
Ace Securities Corp.
1.645% due 06/25/2032 (a)	818	818
Ameriquest Mortgage Securities, Inc.
1.615% due 05/25/2032 (a)	1,412	1,413
1.715% due 03/25/2033	1,978	1,983
Amortizing Residential Collateral Trust
1.595% due 07/25/2032 (a)	1,680	1,678
Asset-Backed Securities Corp.
1.700% due 03/15/2032 (a)	646	648
Bayview Financial Acquisition Trust
1.695% due 07/25/2030 (a)	84	84
CDC Mortgage Capital Trust
1.595% due 08/25/2032 (a)	1,200	1,198
Centex Home Equity Loan Trust
1.605% due 01/25/2032 (a)	639	639
1.565% due 04/25/2032 (a)	1,069	1,067
Chase Funding Loan Acquisition Trust
1.545% due 04/25/2031 (a)	915	915
CIT Group Home Equity Loan Trust
1.418% due 07/20/2018	3,000	3,000
1.575% due 06/25/2033 (a)	1,595	1,595
Conseco Finance Corp.
8.480% due 12/01/2031	1,000	1,048
Conseco Finance Securitizations Corp.
5.808% due 06/15/2032	4,354	4,395
Countrywide Asset-Backed Certificates
1.565% due 05/25/2032 (a)	855	854
Credit-Based Asset Servicing and Securities
1.625% due 06/25/2032 (a)	795	795
CS First Boston Mortgage Securities Corp.
1.495% due 06/25/2032 (a)	322	322
Fremont Home Loan Trust
1.650% due 02/25/2033 (a)	2,500	2,500
Home Equity Asset Trust
1.605% due 11/25/2032 (a)	831	831
Home Equity Mortgage Corp.
1.555% due 04/25/2033 (a)	1,570	1,571
Household Mortgage Loan Trust
1.583% due 05/20/2032 (a)	725	726
Irwin Home Equity Loan Trust
1.595% due 06/25/2029 (a)	771	770
Long Beach Mortgage Loan Trust
1.625% due 05/25/2032 (a)	4,172	4,163
MLCC Mortgage Investors, Inc.
1.660% due 03/15/2025 (a)	143	143
Morgan Stanley Dean Witter Capital I
1.725% due 11/25/2032	1,951	1,957
Option One Mortgage Loan Trust
1.635% due 04/25/2030 (a)	22	22
Renaissance Home Equity Loan Trust
1.685% due 12/25/2032 (a)	2,378	2,382

Total Asset-Backed Securities (Cost $37,498)		37,517

PURCHASED PUT OPTIONS 0.0%
Fannie Mae
5.500% due 04/14/2033
Strike @ 86.750 Exp. 04/07/2003	13,000	0

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	61

Schedule of Investments (Cont.)

Total Return Mortgage Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

5.500% due 04/14/2033
Strike @ 86.500 Exp. 04/07/2003	$18,000	$0

Total Purchased Put Options (Cost $4)		0

SHORT-TERM INSTRUMENTS 30.5%
Commercial Paper 28.8%
Alcon Capital Corp.
1.250% due 04/17/2003	10,000	9,994
Anz, Inc.
1.250% due 05/27/2003	2,000	1,996
Barclays U.S. Funding Corp.
1.253% due 05/06/2003	1,600	1,598
1.255% due 05/28/2003	1,500	1,497
CDC Commercial Paper Corp.
1.250% due 05/08/2003	10,500	10,486
Danske Corp.
1.250% due 04/30/2003	4,500	4,495
1.220% due 05/12/2003	800	799
Fannie Mae
1.230% due 07/01/2003	400	399
Federal Home Loan Bank
1.240% due 04/16/2003	950	949
Freddie Mac
1.272% due 05/22/2003	1,100	1,098
General Electric Capital Corp.
1.260% due 06/12/2003	2,500	2,494
HBOS Treasury Services PLC
1.260% due 04/22/2003	3,000	2,998
1.255% due 05/08/2003	1,800	1,798
1.250% due 05/14/2003	700	699
KFW International Finance, Inc.
1.240% due 06/12/2003	2,500	2,494
Nestle Capital Corp.
1.245% due 06/12/2003	2,000	1,995
Rabobank Nederland NV
1.390% due 04/01/2003	13,000	13,000
Royal Bank of Scotland PLC
1.240% due 05/02/2003	5,000	4,995
1.250% due 05/28/2003	4,000	3,992
Svenska Handelsbank, Inc.
1.250% due 04/22/2003	1,500	1,499
1.270% due 04/22/2003	4,000	3,997
UBS Finance, Inc.
1.390% due 04/01/2003	7,500	7,500
1.240% due 04/16/2003	700	700
1.215% due 04/21/2003	4,500	4,497

		85,969

Repurchase Agreement 1.6%
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Freddie Mac 2.200% due 10/15/2004 valued at $5,038. Repurchase proceeds are $4,938.)	4,938	4,938

U.S. Treasury Bills 0.1%
1.123% due 05/08/2003-05/15/2003 (b)	395	395

Total Short-Term Instruments (Cost $91,301)		91,302

Total Investments 152.3% (Cost $453,556)		$455,097
Other Assets and Liabilities (Net) (52.3%)		$(156,213)

Net Assets 100.0%		$298,884

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Short sales open at March 31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

Government National
Mortgage Association	5.500	04/23/2033	$14,900	$15,296	$15,173
Government National
Mortgage Association	6.000	05/21/2033	28,000	29,129	29,038
Government National
Mortgage Association	6.500	04/23/2033	5,000	5,250	5,244
Freddie Mac	5.625	03/15/2011	6,700	7,477	7,366

				$57,152	$56,821

(d)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 8.180% and pay 0.000% based on 1-month LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 09/18/2027	$3,000	$0
Receive floating rate based on 3-month LIBOR with 6.940% interest rate cap and pay a fixed amount equal to $119.
Counterparty: Lehman Brothers, Inc. Exp. 07/01/2011	3,000	(16)

		$(16)

62	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

(This Page Intentionally Left Blank)

03.31.03 I PIMCO Funds Annual Report	63

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gain (Loss) on Investments		Total Income from Investment Operations	Dividends from Net Investment Income

CommodityRealReturn Strategy Fund
Class A
11/29/2002-03/31/2003	$11.38	$(2.36	)(a)	$3.77	(a)	$1.41	$(0.77)

Class B
11/29/2002-03/31/2003	11.38	(2.45	)(a)	3.83	(a)	1.38	(0.76)

Class C
11/29/2002-03/31/2003	11.38	(2.53	)(a)	3.91	(a)	1.38	(0.76)

Emerging Markets Bond Fund
Class A
03/31/2003	$9.60	$0.64	(a)	$0.72	(a)	$1.36	$(0.66)

03/31/2002	8.40	0.69	(a)	1.75	(a)	2.44	(0.74)

03/31/2001	8.61	0.77	(a)	0.21	(a)	0.98	(0.79)

03/31/2000	7.51	0.84	(a)	1.10	(a)	1.94	(0.84)

03/31/1999	9.67	0.83	(a)	(2.11	)(a)	(1.28)	(0.83)

Class B
03/31/2003	9.60	0.58	(a)	0.71	(a)	1.29	(0.59)

03/31/2002	8.40	0.64	(a)	1.74	(a)	2.38	(0.68)

03/31/2001	8.61	0.73	(a)	0.19	(a)	0.92	(0.73)

03/31/2000	7.51	0.77	(a)	1.11	(a)	1.88	(0.78)

03/31/1999	9.67	0.77	(a)	(2.11	)(a)	(1.34)	(0.77)

Class C
03/31/2003	9.60	0.58	(a)	0.71	(a)	1.29	(0.59)

03/31/2002	8.40	0.61	(a)	1.77	(a)	2.38	(0.68)

03/31/2001	8.61	0.72	(a)	0.21	(a)	0.93	(0.74)

03/31/2000	7.51	0.78	(a)	1.10	(a)	1.88	(0.78)

03/31/1999	9.67	0.77	(a)	(2.11	)(a)	(1.34)	(0.77)

Foreign Bond Fund
Class A
03/31/2003	$10.39	$0.35	(a)	$0.57	(a)	$0.92	$(0.23)

03/31/2002	10.32	0.43	(a)	0.09	(a)	0.52	(0.43)

03/31/2001	10.03	0.54	(a)	0.50	(a)	1.04	(0.54)

03/31/2000	10.63	0.59	(a)	(0.45	)(a)	0.14	(0.59)

03/31/1999	10.74	0.53	(a)	0.24	(a)	0.77	(0.53)

Class B
03/31/2003	10.39	0.27	(a)	0.58	(a)	0.85	(0.16)

03/31/2002	10.32	0.35	(a)	0.10	(a)	0.45	(0.36)

03/31/2001	10.03	0.46	(a)	0.50	(a)	0.96	(0.46)

03/31/2000	10.63	0.51	(a)	(0.45	)(a)	0.06	(0.51)

03/31/1999	10.74	0.46	(a)	0.24	(a)	0.70	(0.46)

Class C
03/31/2003	10.39	0.27	(a)	0.58	(a)	0.85	(0.16)

03/31/2002	10.32	0.35	(a)	0.10	(a)	0.45	(0.36)

03/31/2001	10.03	0.46	(a)	0.50	(a)	0.96	(0.46)

03/31/2000	10.63	0.51	(a)	(0.45	)(a)	0.06	(0.51)

03/31/1999	10.74	0.45	(a)	0.24	(a)	0.69	(0.45)

Global Bond Fund II
Class A
03/31/2003	$9.42	$0.35	(a)	$0.69	(a)	$1.04	$(0.36)

03/31/2002	9.61	0.38	(a)	0.13	(a)	0.51	(0.39)

03/31/2001	9.41	0.52	(a)	0.50	(a)	1.02	(0.52)

03/31/2000	9.89	0.52	(a)	(0.46	)(a)	0.06	(0.52)

03/31/1999	9.92	0.48	(a)	0.06	(a)	0.54	(0.48)

Class B
03/31/2003	9.42	0.28	(a)	0.69	(a)	0.97	(0.29)

03/31/2002	9.61	0.32	(a)	0.12	(a)	0.44	(0.32)

03/31/2001	9.41	0.45	(a)	0.50	(a)	0.95	(0.45)

03/31/2000	9.89	0.45	(a)	(0.46	)(a)	(0.01)	(0.45)

03/31/1999	9.92	0.41	(a)	0.06	(a)	0.47	(0.41)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 1.25%.
(c)	Ratio of expenses to average net assets excluding interest expense is 2.00%.

64	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

CommodityRealReturn Strategy Fund
Class A
11/29/2002-03/31/2003	$0.00	$0.00	$(0.77)	$12.02	12.64%	$22,380	1.24	%*(f)	(55.21	)%*	492%

Class B
11/29/2002-03/31/2003	0.00	0.00	(0.76)	12.00	12.44	5,858	1.99	*(g)	(57.66	)*	492

Class C
11/29/2002-03/31/2003	0.00	0.00	(0.76)	12.00	12.42	9,258	1.99	*(h)	(59.69	)*	492

Emerging Markets Bond Fund
Class A
03/31/2003	$(0.25)	$0.00	$(0.91)	$10.05	15.65%	$90,079	1.27	%(b)	6.99%		388%

03/31/2002	(0.50)	0.00	(1.24)	9.60	30.88	15,589	1.27	(b)	7.47		620

03/31/2001	(0.40)	0.00	(1.19)	8.40	12.46	1,143	1.34	(b)	9.08		902

03/31/2000	0.00	0.00	(0.84)	8.61	27.39	316	1.29	(b)	10.59		328

03/31/1999	(0.05)	0.00	(0.88)	7.51	(12.90)	172	1.25		10.26		315

Class B
03/31/2003	(0.25)	0.00	(0.84)	10.05	14.79	38,002	2.02	(c)	6.34		388

03/31/2002	(0.50)	0.00	(1.18)	9.60	29.93	10,844	2.04	(c)	6.99		620

03/31/2001	(0.40)	0.00	(1.13)	8.40	11.59	1,620	2.09	(c)	8.58		902

03/31/2000	0.00	0.00	(0.78)	8.61	26.43	1,168	2.04	(c)	9.57		328

03/31/1999	(0.05)	0.00	(0.82)	7.51	(13.58)	398	2.00		9.68		315

Class C
03/31/2003	(0.25)	0.00	(0.84)	10.05	14.78	52,168	2.02	(c)	6.29		388

03/31/2002	(0.50)	0.00	(1.18)	9.60	29.91	12,580	2.00		6.62		620

03/31/2001	(0.40)	0.00	(1.14)	8.40	11.74	792	2.08	(c)	8.52		902

03/31/2000	0.00	0.00	(0.78)	8.61	26.49	249	2.04	(c)	9.87		328

03/31/1999	(0.05)	0.00	(0.82)	7.51	(13.57)	229	2.00		9.79		315

Foreign Bond Fund
Class A
03/31/2003	$(0.24)	$(0.12)	$(0.61)	$10.70	9.10%	$206,753	0.95%		3.30%		589%

03/31/2002	(0.02)	0.00	(0.45)	10.39	5.21	112,047	0.96	(d)	4.12		434

03/31/2001	(0.21)	0.00	(0.75)	10.32	10.82	84,631	0.99	(d)	5.28		417

03/31/2000	(0.15)	0.00	(0.74)	10.03	1.50	54,299	1.19	(d)	5.75		330

03/31/1999	(0.35)	0.00	(0.88)	10.63	7.43	29,009	0.95		4.87		376

Class B
03/31/2003	(0.19)	(0.10)	(0.54)	10.70	8.36	54,571	1.70		2.57		589

03/31/2002	(0.02)	0.00	(0.38)	10.39	4.42	34,602	1.71	(e)	3.38		434

03/31/2001	(0.21)	0.00	(0.67)	10.32	9.94	28,747	1.74	(e)	4.57		417

03/31/2000	(0.15)	0.00	(0.66)	10.03	0.72	24,402	1.91	(e)	5.00		330

03/31/1999	(0.35)	0.00	(0.81)	10.63	6.69	21,256	1.70		4.14		376

Class C
03/31/2003	(0.19)	(0.10)	(0.54)	10.70	8.33	94,504	1.70		2.55		589

03/31/2002	(0.02)	0.00	(0.38)	10.39	4.42	47,725	1.71	(e)	3.37		434

03/31/2001	(0.21)	0.00	(0.67)	10.32	9.96	35,337	1.74	(e)	4.57		417

03/31/2000	(0.15)	0.00	(0.66)	10.03	0.73	30,214	1.91	(e)	5.01		330

03/31/1999	(0.35)	0.00	(0.80)	10.63	6.63	29,584	1.70		4.16		376

Global Bond Fund II
Class A
03/31/2003	$0.00	$0.00	$(0.36)	$10.10	11.25%	$21,667	0.97	%(d)	3.50%		413%

03/31/2002	(0.31)	0.00	(0.70)	9.42	5.42	5,262	0.96	(d)	3.99		373

03/31/2001	(0.30)	0.00	(0.82)	9.61	11.43	2,747	0.98	(d)	5.46		422

03/31/2000	(0.02)	0.00	(0.54)	9.41	0.71	2,279	0.98	(d)	5.45		290

03/31/1999	(0.09)	0.00	(0.57)	9.89	5.65	2,728	0.95		5.07		236

Class B
03/31/2003	0.00	0.00	(0.29)	10.10	10.42	13,538	1.72	(e)	2.90		413

03/31/2002	(0.31)	0.00	(0.63)	9.42	4.63	6,586	1.71	(e)	3.30		373

03/31/2001	(0.30)	0.00	(0.75)	9.61	10.60	5,243	1.73	(e)	4.73		422

03/31/2000	(0.02)	0.00	(0.47)	9.41	(0.05)	4,590	1.73	(e)	4.72		290

03/31/1999	(0.09)	0.00	(0.50)	9.89	4.85	4,909	1.70		4.16		236

(d)	Ratio of expenses to average net assets excluding interest expense is 0.95%.
(e)	Ratio of expenses to average net assets excluding interest expense is 1.70%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.45%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 3.43%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 3.48%.

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	65

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gain (Loss) on Investments		Total Income from Investment Operations

Global Bond Fund II (cont.)
Class C
03/31/2003	$9.42	$0.28	(a)	$0.69	(a)	$0.97

03/31/2002	9.61	0.32	(a)	0.12	(a)	0.44

03/31/2001	9.41	0.45	(a)	0.50	(a)	0.95

03/31/2000	9.89	0.45	(a)	(0.46	)(a)	(0.01)

03/31/1999	9.92	0.41	(a)	0.06	(a)	0.47

GNMA Fund
Class A
03/31/2003	$10.67	$0.19	(a)	$0.67	(a)	$0.86

03/31/2002	10.44	0.25	(a)	0.56	(a)	0.81

11/30/2000-03/31/2001	10.13	0.21	(a)	0.31	(a)	0.52

Class B
03/31/2003	10.67	0.10	(a)	0.68	(a)	0.78

05/31/2001-03/31/2002	10.43	0.12	(a)	0.51	(a)	0.63

Class C
03/31/2003	10.67	0.10	(a)	0.68	(a)	0.78

05/31/2001-03/31/2002	10.43	0.13	(a)	0.50	(a)	0.63

High Yield Fund
Class A
03/31/2003	$9.19	$0.70	(a)	$(0.28	)(a)	$0.42

03/31/2002	9.88	0.74	(a)	(0.68	)(a)	0.06

03/31/2001	10.22	0.87	(a)	(0.34	)(a)	0.53

03/31/2000	11.23	0.89	(a)	(1.01	)(a)	(0.12)

03/31/1999	11.66	0.91	(a)	(0.43	)(a)	0.48

Class B
03/31/2003	9.19	0.64	(a)	(0.29	)(a)	0.35

03/31/2002	9.88	0.68	(a)	(0.69	)(a)	(0.01)

03/31/2001	10.22	0.79	(a)	(0.33	)(a)	0.46

03/31/2000	11.23	0.81	(a)	(1.01	)(a)	(0.20)

03/31/1999	11.66	0.82	(a)	(0.43	)(a)	0.39

Class C
03/31/2003	9.19	0.64	(a)	(0.29	)(a)	0.35

03/31/2002	9.88	0.67	(a)	(0.68	)(a)	(0.01)

03/31/2001	10.22	0.79	(a)	(0.33	)(a)	0.46

03/31/2000	11.23	0.81	(a)	(1.01	)(a)	(0.20)

03/31/1999	11.66	0.82	(a)	(0.43	)(a)	0.39

Long-Term U.S. Government Fund
Class A
03/31/2003	$9.96	$0.43	(a)	$1.64	(a)	$2.07

03/31/2002	10.65	0.62	(a)	(0.39	)(a)	0.23

03/31/2001	9.79	0.34	(a)	1.09	(a)	1.43

03/31/2000	10.30	0.58	(a)	(0.51	)(a)	0.07

03/31/1999	10.57	0.59	(a)	0.20	(a)	0.79

Class B
03/31/2003	9.96	0.34	(a)	1.64	(a)	1.98

03/31/2002	10.65	0.54	(a)	(0.39	)(a)	0.15

03/31/2001	9.79	0.65	(a)	0.71	(a)	1.36

03/31/2000	10.30	0.50	(a)	(0.50	)(a)	0.00

03/31/1999	10.57	0.51	(a)	0.20	(a)	0.71

Class C
03/31/2003	9.96	0.34	(a)	1.64	(a)	1.98

03/31/2002	10.65	0.54	(a)	(0.39	)(a)	0.15

03/31/2001	9.79	0.92	(a)	0.44	(a)	1.36

03/31/2000	10.30	0.51	(a)	(0.51	)(a)	0.00

03/31/1999	10.57	0.50	(a)	0.21	(a)	0.71

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 1.70%.
(c)	Ratio of expenses to average net assets excluding interest expense is 1.00%.

66	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Global Bond Fund II (cont.)
Class C
03/31/2003	$(0.29)	$0.00	$(0.29)	$10.10	10.42%	$18,317	1.72	%(b)	2.87%	413%

03/31/2002	(0.32)	(0.31)	(0.63)	9.42	4.63	6,890	1.71	(b)	3.29	373

03/31/2001	(0.45)	(0.30)	(0.75)	9.61	10.60	5,208	1.73	(b)	4.75	422

03/31/2000	(0.45)	(0.02)	(0.47)	9.41	(0.05)	5,254	1.73	(b)	4.71	290

03/31/1999	(0.41)	(0.09)	(0.50)	9.89	4.82	5,863	1.70		4.16	236

GNMA Fund
Class A
03/31/2003	$(0.23)	$(0.25)	$(0.48)	$11.05	8.17%	$92,680	0.95	%(g)	1.69%	763%

03/31/2002	(0.46)	(0.12)	(0.58)	10.67	7.92	31,836	1.01	(c)	2.32	1292

11/30/2000 - 03/31/2001	(0.21)	0.00	(0.21)	10.44	5.68	11	0.65	*(e)	6.11 *	808

Class B
03/31/2003	(0.15)	(0.25)	(0.40)	11.05	7.35	68,749	1.70	(g)	0.92	763

05/31/2001 - 03/31/2002	(0.27)	(0.12)	(0.39)	10.67	6.62	13,063	1.76	*(d)	1.41 *	1292

Class C
03/31/2003	(0.15)	(0.25)	(0.40)	11.05	7.35	89,530	1.70	(g)	0.93	763

05/31/2001 - 03/31/2002	(0.27)	(0.12)	(0.39)	10.67	6.66	17,521	1.76	*(d)	1.45 *	1292

High Yield Fund
Class A
03/31/2003	$(0.71)	$0.00	$(0.71)	$8.90	5.18%	$960,993	0.90%		8.18%	129%

03/31/2002	(0.75)	0.00	(0.75)	9.19	0.67	539,679	0.90		7.83	96

03/31/2001	(0.87)	0.00	(0.87)	9.88	5.44	262,572	0.90		8.62	53

03/31/2000	(0.89)	0.00	(0.89)	10.22	(1.15)	187,039	0.90		8.23	39

03/31/1999	(0.91)	0.00	(0.91)	11.23	4.32	155,466	0.90		7.94	39

Class B
03/31/2003	(0.64)	0.00	(0.64)	8.90	4.40	577,476	1.65		7.46	129

03/31/2002	(0.68)	0.00	(0.68)	9.19	(0.07)	447,674	1.65		7.14	96

03/31/2001	(0.80)	0.00	(0.80)	9.88	4.66	327,367	1.65		7.90	53

03/31/2000	(0.81)	0.00	(0.81)	10.22	(1.89)	303,333	1.65		7.48	39

03/31/1999	(0.82)	0.00	(0.82)	11.23	3.54	286,198	1.65		7.21	39

Class C
03/31/2003	(0.64)	0.00	(0.64)	8.90	4.39	831,310	1.65		7.45	129

03/31/2002	(0.68)	0.00	(0.68)	9.19	(0.07)	537,595	1.65		7.13	96

03/31/2001	(0.80)	0.00	(0.80)	9.88	4.66	373,530	1.65		7.90	53

03/31/2000	(0.81)	0.00	(0.81)	10.22	(1.89)	341,953	1.65		7.49	39

03/31/1999	(0.82)	0.00	(0.82)	11.23	3.55	370,861	1.65		7.24	39

Long-Term U.S. Government Fund
Class A
03/31/2003	$(0.44)	$(0.47)	$(0.91)	$11.12	21.25%	$155,096	0.90%		3.97%	427%

03/31/2002	(0.62)	(0.30)	(0.92)	9.96	2.11	110,780	0.92	(f)	5.89	682

03/31/2001	(0.57)	0.00	(0.57)	10.65	15.07	79,477	0.97	(f)	3.36	1046

03/31/2000	(0.58)	0.00	(0.58)	9.79	0.86	42,773	0.99	(f)	5.96	320

03/31/1999	(0.60)	(0.46)	(1.06)	10.30	7.34	29,809	1.34	(f)	5.33	364

Class B
03/31/2003	(0.35)	(0.47)	(0.82)	11.12	20.35	114,830	1.65		3.16	427

03/31/2002	(0.54)	(0.30)	(0.84)	9.96	1.35	67,302	1.67	(h)	5.14	682

03/31/2001	(0.50)	0.00	(0.50)	10.65	14.22	54,374	1.70	(h)	6.40	1046

03/31/2000	(0.51)	0.00	(0.51)	9.79	0.11	34,301	1.72	(h)	5.16	320

03/31/1999	(0.52)	(0.46)	(0.98)	10.30	6.51	37,946	2.13	(h)	4.53	364

Class C
03/31/2003	(0.35)	(0.47)	(0.82)	11.12	20.35	65,379	1.65		3.15	427

03/31/2002	(0.54)	(0.30)	(0.84)	9.96	1.33	41,830	1.67	(h)	5.14	682

03/31/2001	(0.50)	0.00	(0.50)	10.65	14.24	35,675	1.71	(h)	9.01	1046

03/31/2000	(0.51)	0.00	(0.51)	9.79	0.11	20,955	1.71	(h)	5.16	320

03/31/1999	(0.52)	(0.46)	(0.98)	10.30	6.52	31,653	2.16	(h)	4.50	364

(d)	Ratio of expenses to average net assets excluding interest expense is 1.75%.
(e)	The accrual of expenses reflect Advisory fees of 0.25% and Administrative fees of 0.40%.
(f)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(g)	Effective December 1, 2002, the administrative expense was reduced to 0.40%.
(h)	Ratio of expenses to average net assets excluding interest expense is 1.65%.

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	67

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gain (Loss) on Investments		Total Income from Investment Operations

Low Duration Fund
Class A
03/31/2003	$10.06	$0.30	(a)	$0.45	(a)	$0.75

03/31/2002	10.03	0.46	(a)	0.07	(a)	0.53

03/31/2001	9.81	0.60	(a)	0.25	(a)	0.85

03/31/2000	10.10	0.59	(a)	(0.29	)(a)	0.30

03/31/1999	10.18	0.60	(a)	(0.02	)(a)	0.58

Class B
03/31/2003	10.06	0.22	(a)	0.45	(a)	0.67

03/31/2002	10.03	0.39	(a)	0.06	(a)	0.45

03/31/2001	9.81	0.53	(a)	0.24	(a)	0.77

03/31/2000	10.10	0.51	(a)	(0.29	)(a)	0.22

03/31/1999	10.18	0.52	(a)	(0.02	)(a)	0.50

Class C
03/31/2003	10.06	0.24	(a)	0.46	(a)	0.70

03/31/2002	10.03	0.40	(a)	0.08	(a)	0.48

03/31/2001	9.81	0.55	(a)	0.25	(a)	0.80

03/31/2000	10.10	0.54	(a)	(0.29	)(a)	0.25

03/31/1999	10.18	0.55	(a)	(0.02	)(a)	0.53

Money Market Fund
Class A
03/31/2003	$1.00	$0.01	(a)	$0.00	(a)	$0.01

03/31/2002	1.00	0.03	(a)	0.00	(a)	0.03

03/31/2001	1.00	0.06	(a)	0.00	(a)	0.06

03/31/2000	1.00	0.05	(a)	0.00	(a)	0.05

03/31/1999	1.00	0.05	(a)	0.00	(a)	0.05

Class B
03/31/2003	1.00	0.00	(a)	0.00	(a)	0.00

03/31/2002	1.00	0.02	(a)	0.00	(a)	0.02

03/31/2001	1.00	0.05	(a)	0.00	(a)	0.05

03/31/2000	1.00	0.04	(a)	0.00	(a)	0.04

03/31/1999	1.00	0.04	(a)	0.00	(a)	0.04

Class C
03/31/2003	1.00	0.01	(a)	0.00	(a)	0.01

03/31/2002	1.00	0.03	(a)	0.00	(a)	0.03

03/31/2001	1.00	0.06	(a)	0.00	(a)	0.06

03/31/2000	1.00	0.05	(a)	0.00	(a)	0.05

03/31/1999	1.00	0.05	(a)	0.00	(a)	0.05

Real Return Fund
Class A
03/31/2003	$10.29	$0.44	(a)	$1.32	(a)	$1.76

03/31/2002	10.40	0.31	(a)	0.13	(a)	0.44

03/31/2001	9.92	0.71	(a)	0.61	(a)	1.32

03/31/2000	9.83	0.64	(a)	0.11	(a)	0.75

03/31/1999	9.77	0.43	(a)	0.14	(a)	0.57

Class B
03/31/2003	10.29	0.36	(a)	1.31	(a)	1.67

03/31/2002	10.40	0.23	(a)	0.13	(a)	0.36

03/31/2001	9.92	0.64	(a)	0.60	(a)	1.24

03/31/2000	9.83	0.57	(a)	0.11	(a)	0.68

03/31/1999	9.77	0.37	(a)	0.12	(a)	0.49

Class C
03/31/2003	10.29	0.38	(a)	1.32	(a)	1.70

03/31/2002	10.40	0.25	(a)	0.13	(a)	0.38

03/31/2001	9.92	0.68	(a)	0.59	(a)	1.27

03/31/2000	9.83	0.58	(a)	0.12	(a)	0.70

03/31/1999	9.77	0.44	(a)	0.08	(a)	0.52

(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(c)	Ratio of expenses to average net assets excluding interest expense is 1.65%.

68	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Low Duration Fund
Class A
03/31/2003	$(0.34)	$(0.14)	$(0.48)	$10.33	7.56%	$1,987,140	0.90%		2.89%	218%

03/31/2002	(0.49)	(0.01)	(0.50)	10.06	5.41	829,238	0.90		4.51	569

03/31/2001	(0.63)	0.00	(0.63)	10.03	8.93	273,994	0.96	(b)	6.07	348

03/31/2000	(0.59)	0.00	(0.59)	9.81	3.07	235,413	0.98	(b)	5.91	82

03/31/1999	(0.60)	(0.06)	(0.66)	10.10	5.86	191,727	0.90		5.85	245

Class B
03/31/2003	(0.26)	(0.14)	(0.40)	10.33	6.76	542,652	1.65		2.13	218

03/31/2002	(0.41)	(0.01)	(0.42)	10.06	4.63	203,092	1.65		3.87	569

03/31/2001	(0.55)	0.00	(0.55)	10.03	8.12	88,585	1.71	(c)	5.32	348

03/31/2000	(0.51)	0.00	(0.51)	9.81	2.30	73,121	1.73	(c)	5.16	82

03/31/1999	(0.52)	(0.06)	(0.58)	10.10	5.07	65,160	1.65		5.03	245

Class C
03/31/2003	(0.29)	(0.14)	(0.43)	10.33	7.03	1,220,084	1.40		2.36	218

03/31/2002	(0.44)	(0.01)	(0.45)	10.06	4.89	429,436	1.40		3.99	569

03/31/2001	(0.58)	0.00	(0.58)	10.03	8.39	119,062	1.46	(d)	5.58	348

03/31/2000	(0.54)	0.00	(0.54)	9.81	2.55	110,447	1.48	(d)	5.42	82

03/31/1999	(0.55)	(0.06)	(0.61)	10.10	5.33	112,229	1.40		5.35	245

Money Market Fund
Class A
03/31/2003	$(0.01)	$0.00	$(0.01)	$1.00	1.08%	$83,840	0.62	%(e)	1.03%	N/A

03/31/2002	(0.03)	0.00	(0.03)	1.00	2.65	46,077	0.60		2.59	N/A

03/31/2001	(0.06)	0.00	(0.06)	1.00	5.94	58,940	0.60		5.85	N/A

03/31/2000	(0.05)	0.00	(0.05)	1.00	4.92	101,734	0.60		4.90	N/A

03/31/1999	(0.05)	0.00	(0.05)	1.00	4.76	105,200	0.60		4.78	N/A

Class B
03/31/2003	0.00	0.00	0.00	1.00	0.25	82,262	1.43	(e)(f)	0.19	N/A

03/31/2002	(0.02)	0.00	(0.02)	1.00	1.73	39,283	1.50		1.63	N/A

03/31/2001	(0.05)	0.00	(0.05)	1.00	5.02	38,286	1.50		4.87	N/A

03/31/2000	(0.04)	0.00	(0.04)	1.00	3.99	25,507	1.50		4.05	N/A

03/31/1999	(0.04)	0.00	(0.04)	1.00	4.03	14,968	1.50		3.79	N/A

Class C
03/31/2003	(0.01)	0.00	(0.01)	1.00	1.08	128,687	0.62	(e)	1.04	N/A

03/31/2002	(0.03)	0.00	(0.03)	1.00	2.65	80,530	0.60		2.71	N/A

03/31/2001	(0.06)	0.00	(0.06)	1.00	5.94	108,549	0.60		5.77	N/A

03/31/2000	(0.05)	0.00	(0.05)	1.00	4.95	99,475	0.60		4.78	N/A

03/31/1999	(0.05)	0.00	(0.05)	1.00	4.85	86,159	0.60		4.79	N/A

Real Return Fund
Class A
03/31/2003	$(0.48)	$(0.15)	$(0.63)	$11.42	17.46%	$1,482,474	0.91	%(b)	3.96%	191%

03/31/2002	(0.45)	(0.10)	(0.55)	10.29	4.22	527,616	0.90		3.03	237

03/31/2001	(0.76)	(0.08)	(0.84)	10.40	13.97	95,899	0.94	(b)	7.03	202

03/31/2000	(0.64)	(0.02)	(0.66)	9.92	7.93	17,676	0.93	(b)	6.57	253

03/31/1999	(0.51)	0.00	(0.51)	9.83	5.99	6,250	0.92	(b)	4.40	438

Class B
03/31/2003	(0.39)	(0.15)	(0.54)	11.42	16.59	1,019,107	1.66	(c)	3.20	191

03/31/2002	(0.37)	(0.10)	(0.47)	10.29	3.44	367,369	1.65		2.17	237

03/31/2001	(0.68)	(0.08)	(0.76)	10.40	13.12	54,875	1.69	(c)	6.33	202

03/31/2000	(0.57)	(0.02)	(0.59)	9.92	7.16	11,463	1.68	(c)	5.82	253

03/31/1999	(0.43)	0.00	(0.43)	9.83	5.19	3,646	1.68	(c)	3.72	438

Class C
03/31/2003	(0.42)	(0.15)	(0.57)	11.42	16.88	1,464,288	1.41	(d)	3.43	191

03/31/2002	(0.39)	(0.10)	(0.49)	10.29	3.70	516,693	1.40		2.43	237

03/31/2001	(0.71)	(0.08)	(0.79)	10.40	13.42	81,407	1.44	(d)	6.69	202

03/31/2000	(0.59)	(0.02)	(0.61)	9.92	7.40	17,336	1.43	(d)	5.90	253

03/31/1999	(0.46)	0.00	(0.46)	9.83	5.46	2,534	1.43	(d)	4.49	438

(d)	Ratio of expenses to average net assets excluding interest expense is 1.40%.
(e)	Effective January 1, 2003, the administrative expense was increased to 0.40%.
(f)	If the administrator didn’t waive the administrative fees, the ratio of expenses to average net assets would have been 1.51%.

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	69

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gain (Loss) on Investments		Total Income from Investment Operations

Short-Term Fund
Class A
03/31/2003	$10.00	$0.24	(a)	$0.07	(a)	$0.31

03/31/2002	10.03	0.31	(a)	0.06	(a)	0.37

03/31/2001	9.95	0.60	(a)	0.10	(a)	0.70

03/31/2000	10.03	0.55	(a)	(0.09	)(a)	0.46

03/31/1999	10.06	0.53	(a)	(0.02	)(a)	0.51

Class B
03/31/2003	10.00	0.16	(a)	0.08	(a)	0.24

03/31/2002	10.03	0.28	(a)	0.01	(a)	0.29

03/31/2001	9.95	0.53	(a)	0.10	(a)	0.63

03/31/2000	10.03	0.48	(a)	(0.09	)(a)	0.39

03/31/1999	10.06	0.45	(a)	(0.02	)(a)	0.43

Class C
03/31/2003	10.00	0.20	(a)	0.08	(a)	0.28

03/31/2002	10.03	0.27	(a)	0.07	(a)	0.34

03/31/2001	9.95	0.57	(a)	0.10	(a)	0.67

03/31/2000	10.03	0.52	(a)	(0.09	)(a)	0.43

03/31/1999	10.06	0.50	(a)	(0.02	)(a)	0.48

StocksPLUS Fund
Class A
03/31/2003	$9.97	$(0.81	)(a)	$(1.46	)(a)	$(2.27)

03/31/2002	10.10	0.31	(a)	(0.22	)(a)	0.09

03/31/2001	14.06	(0.01	)(a)	(2.80	)(a)	(2.81)

03/31/2000	14.26	1.05	(a)	1.27	(a)	2.32

03/31/1999	14.06	0.93	(a)	1.29	(a)	2.22

Class B
03/31/2003	9.83	(0.87	)(a)	(1.42	)(a)	(2.29)

03/31/2002	9.98	0.24	(a)	(0.22	)(a)	0.02

03/31/2001	13.96	(0.09	)(a)	(2.79	)(a)	(2.88)

03/31/2000	14.18	0.90	(a)	1.30	(a)	2.20

03/31/1999	14.01	0.84	(a)	1.26	(a)	2.10

Class C
03/31/2003	9.88	(0.86	)(a)	(1.42	)(a)	(2.28)

03/31/2002	10.03	0.26	(a)	(0.22	)(a)	0.04

03/31/2001	14.00	(0.07	)(a)	(2.79	)(a)	(2.86)

03/31/2000	14.21	0.94	(a)	1.30	(a)	2.24

03/31/1999	14.03	0.86	(a)	1.28	(a)	2.14

Total Return Mortgage Fund
Class A
03/31/2003	$10.35	$0.21	(a)	$0.72	(a)	$0.93

03/31/2002	10.42	0.41	(a)	0.35	(a)	0.76

07/31/2000-03/31/2001	10.02	0.39	(a)	0.57	(a)	0.96

Class B
03/31/2003	10.35	0.13	(a)	0.72	(a)	0.85

03/31/2002	10.42	0.31	(a)	0.43	(a)	0.74

07/31/2000-03/31/2001	10.02	0.34	(a)	0.59	(a)	0.93

Class C
03/31/2003	10.35	0.13	(a)	0.72	(a)	0.85

03/31/2002	10.42	0.31	(a)	0.37	(a)	0.68

07/31/2000-03/31/2001	10.02	0.34	(a)	0.61	(a)	0.95

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 1.15%.
(c)	Ratio of expenses to average net assets excluding interest expense is 1.05%.
(d)	Ratio of expenses to average net assets excluding interest expense is 1.80%.

70	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Short-Term Fund
Class A
03/31/2003	$(0.25)	$(0.02)	$(0.27)	$10.04	3.18%	$923,383	0.86	%(h)	2.36%	77%

03/31/2002	(0.38)	(0.02)	(0.40)	10.00	3.68	756,465	0.92	(f)	3.04	131

03/31/2001	(0.60)	(0.02)	(0.62)	10.03	7.23	84,342	1.41	(f)	6.03	121

03/31/2000	(0.54)	0.00	(0.54)	9.95	4.76	75,671	1.03	(f)	5.45	38

03/31/1999	(0.53)	(0.01)	(0.54)	10.03	5.21	80,787	0.85		5.15	47

Class B
03/31/2003	(0.18)	(0.02)	(0.20)	10.04	2.42	28,014	1.61	(h)	1.57	77

03/31/2002	(0.30)	(0.02)	(0.32)	10.00	2.93	11,277	1.74	(g)	2.80	131

03/31/2001	(0.53)	(0.02)	(0.55)	10.03	6.44	6,954	2.15	(g)	5.28	121

03/31/2000	(0.47)	0.00	(0.47)	9.95	4.00	6,694	1.80	(g)	4.77	38

03/31/1999	(0.45)	(0.01)	(0.46)	10.03	4.43	3,813	1.60		4.45	47

Class C
03/31/2003	(0.22)	(0.02)	(0.24)	10.04	2.87	408,817	1.16	(h)	2.03	77

03/31/2002	(0.35)	(0.02)	(0.37)	10.00	3.37	254,809	1.22	(b)	2.68	131

03/31/2001	(0.57)	(0.02)	(0.59)	10.03	6.91	23,961	1.70	(b)	5.72	121

03/31/2000	(0.51)	0.00	(0.51)	9.95	4.45	18,935	1.34	(b)	5.17	38

03/31/1999	(0.50)	(0.01)	(0.51)	10.03	4.91	15,589	1.15		4.92	47

StocksPLUS Fund
Class A
03/31/2003	$(0.12)	$0.00	$(0.12)	$7.58	(22.82)%	$78,753	1.05%		(9.89)%	282%

03/31/2002	(0.22)	0.00	(0.22)	9.97	0.86	107,085	1.06	(c)	3.10	455

03/31/2001	(0.24)	(0.91)	(1.15)	10.10	(21.31)	108,332	1.05		(0.05)	270

03/31/2000	(1.04)	(1.48)	(2.52)	14.06	17.26	160,847	1.05		7.21	92

03/31/1999	(0.78)	(1.24)	(2.02)	14.26	17.07	148,748	1.05		6.66	81

Class B
03/31/2003	(0.10)	0.00	(0.10)	7.44	(23.32)	116,047	1.80		(10.72)	282

03/31/2002	(0.17)	0.00	(0.17)	9.83	0.13	200,010	1.81	(d)	2.42	455

03/31/2001	(0.19)	(0.91)	(1.10)	9.98	(21.91)	240,913	1.80		(0.74)	270

03/31/2000	(0.94)	(1.48)	(2.42)	13.96	16.40	374,171	1.80		6.27	92

03/31/1999	(0.69)	(1.24)	(1.93)	14.18	16.21	281,930	1.80		6.05	81

Class C
03/31/2003	(0.11)	0.00	(0.11)	7.49	(23.14)	116,803	1.55		(10.57)	282

03/31/2002	(0.19)	0.00	(0.19)	9.88	0.31	187,100	1.56	(e)	2.60	455

03/31/2001	(0.20)	(0.91)	(1.11)	10.03	(21.66)	207,945	1.55		(0.59)	270

03/31/2000	(0.97)	(1.48)	(2.45)	14.00	16.69	311,942	1.55		6.47	92

03/31/1999	(0.72)	(1.24)	(1.96)	14.21	16.48	245,088	1.55		6.19	81

Total Return Mortgage Fund
Class A
03/31/2003	$(0.26)	$(0.27)	$(0.53)	$10.75	9.04%	$33,435	0.90%		1.94%	844%

03/31/2002	(0.43)	(0.40)	(0.83)	10.35	7.43	7,010	0.90		3.88	1193

07/31/2000-03/31/2001	(0.38)	(0.18)	(0.56)	10.42	10.58	769	0.90	*	5.68 *	848

Class B
03/31/2003	(0.18)	(0.27)	(0.45)	10.75	8.27	18,464	1.65		1.25	844

03/31/2002	(0.41)	(0.40)	(0.81)	10.35	6.61	5,787	1.65		2.92	1193

07/31/2000-03/31/2001	(0.35)	(0.18)	(0.53)	10.42	9.95	816	1.65	*	4.89 *	848

Class C
03/31/2003	(0.18)	(0.27)	(0.45)	10.75	8.23	36,233	1.65		1.21	844

03/31/2002	(0.35)	(0.40)	(0.75)	10.35	6.62	9,585	1.65		2.91	1193

07/31/2000-03/31/2001	(0.37)	(0.18)	(0.55)	10.42	9.94	1,908	1.65	*	4.94 *	848

(e)	Ratio of expenses to average net assets excluding interest expense is 1.55%.
(f)	Ratio of expenses to average net assets excluding interest expense is 0.85%.
(g)	Ratio of expenses to average net assets excluding interest expense is 1.60%.
(h)	Effective January 1, 2003, the administrative expense was increased to 0.40%.

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	71

Statements of Assets and Liabilities

March 31, 2003

Amounts in thousands, except per share amounts	CommodityReal- Return Strategy Fund	Emerging Markets Bond Fund	Foreign Bond Fund	Global Bond Fund II

Assets:
Investments, at value	$139,380	$900,325	$1,922,167	$217,455
Repurchase agreement, at value	0	0	0	0
Cash	584	12	0	1
Foreign currency, at value	0	22	15,572	2,959
Receivable for investments sold	13,686	172,891	645,866	33,454
Unrealized appreciation on forward foreign currency contracts	0	238	3,955	307
Receivable for Fund shares sold	2,053	14,325	6,047	692
Interest and dividends receivable	1,297	15,496	31,838	2,628
Variation margin receivable	0	0	4,874	499
Manager reimbursement receivable	197	0	0	0
Swap premiums paid	0	0	5,277	785
Unrealized appreciation on swap agreements	0	255	11,071	1,411
Unrealized appreciation on forward volatility agreements	0	0	371	31
Other assets	0	0	0	11

	157,197	1,103,564	2,647,038	260,233

Liabilities:
Payable for investments purchased	$0	$165,512	$87,576	$11,818
Unrealized depreciation on forward foreign currency contracts	0	0	799	136
Payable for financing transactions	0	175,131	534,705	43,679
Payable for short sale	13,901	6,123	619,295	30,495
Interest payable	10,563	0	0	0
Written options outstanding	0	0	13,319	1,288
Payable for Fund shares redeemed	55	1,956	3,705	148
Dividends payable	0	510	368	37
Accrued investment advisory fee	56	237	265	33
Accrued administration fee	36	239	343	46
Accrued distribution fee	8	53	92	19
Accrued servicing fee	7	47	98	10
Variation margin payable	0	0	549	0
Swap premiums received	0	172	17,918	875
Unrealized depreciation on swap agreements	0	2,569	29,715	2,758
Other liabilities	224	681	6,269	412

	24,850	353,230	1,315,016	91,754

Net Assets	$132,347	$750,334	$1,332,022	$168,479

Net Assets Consist of:
Paid in capital	$128,756	$696,561	$1,251,052	$164,580
Undistributed (overdistributed) net investment income	3,200	23,076	(99,542)	(8,414)
Accumulated undistributed net realized gain (loss)	(245)	(96)	24,107	(102)
Net unrealized appreciation (depreciation)	636	30,793	156,405	12,415

	$132,347	$750,334	$1,332,022	$168,479

Net Assets:
Class A	$22,380	$90,079	$206,753	$21,667
Class B	5,858	38,002	54,571	13,538
Class C	9,258	52,168	94,504	18,317
Other Classes	94,851	570,085	976,194	114,957

Shares Issued and Outstanding:
Class A	1,863	8,961	19,331	2,146
Class B	488	3,781	5,102	1,341
Class C	772	5,190	8,836	1,814

Net Asset Value and Redemption Price* Per Share (Net Assets Per Share Outstanding)
Class A	$12.02	$10.05	$10.70	$10.10
Class B	12.00	10.05	10.70	10.10
Class C	12.00	10.05	10.70	10.10

Cost of Investments Owned	$138,529	$867,782	$1,745,464	$203,029

Cost of Foreign Currency Held	$0	$22	$15,382	$2,904

*	With respect to the Retail Classes, the redemption price varies by the length of time the shares are held.

72	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Amounts in thousands, except per share amounts	GNMA Fund	High Yield Fund	Long- Term U.S. Government Fund	Low Duration Fund	Money Market Fund	Real Return Fund	Short- Term Fund	StocksPLUS Fund	Total Return Mortgage Fund

Assets:
Investments, at value	$536,925	$5,740,999	$909,112	$14,008,971	$338,999	$8,191,681	$3,457,794	$800,482	$455,097
Repurchase agreement, at value	0	0	0	0	113,957	0	0	0	0
Cash	0	1,603	0	30,014	0	0	7,988	316	0
Foreign currency, at value	0	15,694	0	25,152	0	1,526	2,350	2,538	0
Receivable for investments sold	197,694	71,270	769	646,463	0	456,742	54,709	26,588	225,407
Unrealized appreciation on forward foreign currency contracts	0	3,789	0	304	0	250	46	117	0
Receivable for Fund shares sold	2,290	58,648	4,437	81,260	8,311	49,410	27,910	3,376	1,107
Interest and dividends receivable	909	116,824	8,654	55,279	682	79,971	17,127	10,860	706
Variation margin receivable	0	415	4,083	1,387	0	344	2,604	146	0
Manager reimbursement receivable	0	0	0	0	0	0	0	0	0
Swap premiums paid	316	1,709	377	1,496	0	517	0	0	1,019
Unrealized appreciation on swap agreements	0	2,135	217	2,941	0	468	444	55	0
Unrealized appreciation on forward volatility agreements	0	0	0	0	0	0	0	0	0
Other assets	0	0	0	0	0	0	20	0	0

	738,134	6,013,086	927,649	14,853,267	461,949	8,780,909	3,570,992	844,478	683,336

Liabilities:
Payable for investments purchased	$281,756	$104,449	$27,018	$2,792,185	$1,072	$1,224	$10,783	$70,073	$326,700
Unrealized depreciation on forward foreign currency contracts	0	129	0	1,378	0	306	107	139	0
Payable for financing transactions	0	0	0	0	0	1,105,040	0	0	0
Payable for short sale	103,412	49,064	0	49,891	0	459,843	53,901	0	57,152
Interest payable	0	0	0	0	0	0	0	0	0
Written options outstanding	0	21,736	5,460	5,689	0	1,140	9,152	243	0
Payable for Fund shares redeemed	1,047	10,331	6,090	35,852	14,617	22,146	11,477	1,148	326
Dividends payable	108	9,256	334	0	17	5,969	1,178	0	54
Accrued investment advisory fee	61	1,082	178	2,317	52	1,439	703	239	52
Accrued administration fee	91	1,370	218	2,327	115	1,918	777	187	77
Accrued distribution fee	0	870	161	847	30	1,256	165	139	2
Accrued servicing fee	143	479	67	805	33	958	289	62	73
Variation margin payable	0	0	1,900	0	0	1,205	1,143	3,610	0
Swap premiums received	0	1,439	0	44	0	1,886	466	0	0
Unrealized depreciation on swap agreements	42	1,422	0	4,664	0	2,710	2,978	185	16
Other liabilities	0	82	0	113	0	3,396	734	331	0

	386,660	201,709	41,426	2,896,112	15,936	1,610,436	93,853	76,356	384,452

Net Assets	$351,474	$5,811,377	$886,223	$11,957,155	$446,013	$7,170,473	$3,477,139	$768,122	$298,884

Net Assets Consist of:
Paid in capital	$348,272	$6,579,708	$855,939	$11,779,471	$445,991	$6,690,506	$3,472,754	$1,235,827	$295,169
Undistributed (overdistributed) net investment income	3,323	(23,673)	3,836	92,882	19	89,867	1,934	(2,409)	2,605
Accumulated undistributed net realized gain (loss)	(176)	(695,926)	8,243	100	3	20,548	(6,033)	(461,973)	(84)
Net unrealized appreciation (depreciation)	55	(48,732)	18,205	84,702	0	369,552	8,484	(3,323)	1,194

	$351,474	$5,811,377	$886,223	$11,957,155	$446,013	$7,170,473	$3,477,139	$768,122	$298,884

Net Assets:
Class A	$92,680	$960,993	$155,096	$1,987,140	$83,840	$1,482,474	$923,383	$78,753	$33,435
Class B	68,749	577,476	114,830	542,652	82,262	1,019,107	28,014	116,047	18,464
Class C	89,530	831,310	65,379	1,220,084	128,687	1,464,288	408,817	116,803	36,233
Other Classes	100,515	3,441,598	550,918	8,207,279	151,223	3,204,604	2,116,925	456,519	210,752

Shares Issued and Outstanding:
Class A	8,386	107,925	13,944	192,325	83,840	129,759	91,985	10,388	3,110
Class B	6,221	64,854	10,323	52,521	82,262	89,201	2,791	15,600	1,717
Class C	8,101	93,360	5,878	118,086	128,687	128,167	40,725	15,588	3,370

Net Asset Value and Redemption Price* Per Share (Net Assets Per Share Outstanding)
Class A	$11.05	$8.90	$11.12	$10.33	$1.00	$11.42	$10.04	$7.58	$10.75
Class B	11.05	8.90	11.12	10.33	1.00	11.42	10.04	7.44	10.75
Class C	11.05	8.90	11.12	10.33	1.00	11.42	10.04	7.49	10.75

Cost of Investments Owned	$536,019	$5,794,081	$885,886	$13,924,780	$452,956	$7,819,719	$3,452,028	$797,607	$453,556

Cost of Foreign Currency Held	$0	$15,403	$0	$25,384	$0	$1,507	$2,314	$2,563	$0

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	73

Statements of Operations

For the year or period ended March 31, 2003

Amounts in thousands	CommodityReal- Return Strategy Fund	Emerging Markets Bond Fund	Foreign Bond Fund	Global Bond Fund II

Investment Income:
Interest, net of foreign taxes	$1,157	$27,006	$46,284	$4,482
Dividends, net of foreign taxes	0	48	269	29
Miscellaneous income	(19)	1,913	(1,606)	96

Total Income	1,138	28,967	44,947	4,607
Expenses:
Investment advisory fees	176	1,555	2,625	250
Administration fees	101	1,548	3,342	347
Distribution fees—Class B	4	151	312	67
Distribution fees—Class C	7	179	486	89
Servicing fees—Class A	7	89	393	26
Servicing fees—Class B	1	50	104	22
Servicing fees—Class C	2	60	162	30
Distribution and/or servicing fees—Other Classes	1	109	307	0
Trustees’ fees	0	1	5	0
Organization costs	199	0	0	0
Interest expense	0	73	50	19
Miscellaneous expense	0	0	0	0

Total Expenses	498	3,815	7,786	850

Reimbursement by Manager	(197)	0	0	0
Net Expenses	301	3,815	7,786	850
Net Investment Income	837	25,152	37,161	3,757

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	4,132	25,717	(32,869)	(398)
Net realized gain (loss) on futures contracts, written options and swaps	0	413	40,468	2,433
Net realized gain (loss) on foreign currency transactions	0	741	(138,835)	(10,720)
Net change in unrealized appreciation on investments	636	23,057	216,824	17,545
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	(2,441)	(33,480)	(2,999)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	248	3,351	213
Net Gain (Loss)	4,768	47,735	55,459	6,074

Net Increase (Decrease) in Assets Resulting from Operations	$5,605	$72,887	$92,620	$9,831

74	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Amounts in thousands	GNMA Fund	High Yield Fund	Long- Term U.S. Government Fund	Low Duration Fund	Money Market Fund	Real Return Fund	Short- Term Fund	StocksPLUS Fund	Total Return Mortgage Fund

Investment Income:
Interest, net of foreign taxes	$5,714	$373,181	$36,284	$322,154	$6,355	$280,853	$97,997	$26,012	$5,232
Dividends, net of foreign taxes	0	4,649	0	526	0	0	0	46	0
Miscellaneous income	0	8,128	(136)	1,832	0	(609)	(1,635)	(96,036)	42

Total Income	5,714	385,958	36,148	324,512	6,355	280,244	96,362	(69,978)	5,274
Expenses:
Investment advisory fees	538	10,591	1,874	21,105	581	14,082	7,487	3,208	453
Administration fees	878	13,293	2,312	20,946	1,201	18,201	7,962	2,558	655
Distribution fees—Class B	319	3,431	711	2,666	476	5,221	139	1,065	0
Distribution fees—Class C	422	4,380	440	3,954	0	5,274	991	681	0
Servicing fees—Class A	160	1,531	347	3,474	80	2,670	2,064	222	49
Servicing fees—Class B	106	1,144	237	889	159	1,740	46	355	119
Servicing fees—Class C	140	1,460	147	1,977	117	2,637	826	340	228
Distribution and/or servicing fees—Other Classes	11	1,517	308	1,402	35	2,538	1,012	267	223
Trustees’ fees	1	20	4	38	2	26	13	4	1
Organization costs	0	0	0	0	0	2	0	0	0
Interest expense	8	21	24	0	3	734	15	5	7
Miscellaneous expense	0	0	0	0	0	172	0	0	0

Total Expenses	2,583	37,388	6,404	56,451	2,654	53,297	20,555	8,705	1,735

Reimbursement by Manager	0	0	0	0	(54)	0	0	0	0
Net Expenses	2,583	37,388	6,404	56,451	2,600	53,297	20,555	8,705	1,735
Net Investment Income	3,131	348,570	29,744	268,061	3,755	226,947	75,807	(78,683)	3,539

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	10,351	(251,084)	4,947	91,146	77	198,186	(1,088)	4,102	8,817
Net realized gain (loss) on futures contracts, written options and swaps	(224)	11,484	64,225	110,196	0	1,539	10,137	(118,725)	(219)
Net realized gain (loss) on foreign currency transactions	0	(16,635)	0	19,345	0	(11,086)	(625)	(1,253)	0
Net change in unrealized appreciation on investments	227	180,752	32,675	112,870	0	379,611	8,409	5,050	1,088
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(44)	(1,063)	(3,643)	24,027	0	2,901	7,561	(33,141)	(23)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	4,401	0	(2,389)	0	695	(24)	228	0
Net Gain (Loss)	10,310	(72,145)	98,204	355,195	77	571,846	24,370	(143,739)	9,663

Net Increase (Decrease) in Assets Resulting from Operations	$13,441	$276,425	$127,948	$623,256	$3,832	$798,793	$100,177	$(222,422)	$13,202

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	75

Statements of Changes in Net Assets

	Commodity- RealReturn Strategy Fund	Emerging Markets Bond Fund		Foreign Bond Fund
Amounts in thousands	Period from June 28, 2002 to March 31, 2003	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$837	$25,152	$8,688	$37,161	$32,280
Net realized gain (loss)	4,132	26,871	10,618	(131,236)	39,346
Net change in unrealized appreciation (depreciation)	636	20,864	9,149	186,695	(33,033)

Net increase resulting from operations	5,605	72,887	28,455	92,620	38,593

Distributions to Shareholders:
From net investment income
Class A	(23)	(2,515)	(320)	(3,528)	(4,056)
Class B	(5)	(1,287)	(273)	(749)	(1,079)
Class C	(3)	(1,508)	(191)	(1,151)	(1,406)
Other Classes	(1,983)	(19,853)	(7,854)	(19,762)	(25,836)

From net realized capital gains
Class A	0	(1,036)	(245)	(3,909)	(230)
Class B	0	(603)	(227)	(1,030)	(75)
Class C	0	(680)	(156)	(1,602)	(100)
Other Classes	0	(7,354)	(5,283)	(19,958)	(1,345)

Tax basis return of capital
Class A	0	0	0	(1,809)	0
Class B	0	0	0	(384)	0
Class C	0	0	0	(591)	0
Other Classes	0	0	0	(10,137)	0

Total Distributions	(2,014)	(34,836)	(14,549)	(64,610)	(34,127)

Fund Share Transactions:
Receipts for shares sold
Class A	29,294	146,811	17,761	170,812	78,394
Class B	7,302	27,273	8,795	25,795	10,254
Class C	11,268	47,124	11,971	58,676	17,448
Other Classes	213,151	583,226	202,475	592,206	242,652

Issued as reinvestment of distributions
Class A	23	2,291	247	7,545	3,527
Class B	5	1,160	250	1,614	856
Class C	3	1,570	208	2,751	1,221
Other Classes	1,925	25,302	12,711	46,438	24,349

Cost of shares redeemed
Class A	(5,153)	(79,530)	(4,137)	(87,807)	(55,153)
Class B	(1,029)	(3,531)	(350)	(8,563)	(5,449)
Class C	(1,340)	(11,616)	(738)	(16,339)	(6,518)
Other Classes	(126,693)	(282,898)	(65,596)	(269,479)	(210,525)
Net increase resulting from Fund share transactions	128,756	457,182	183,597	523,649	101,056

Total Increase in Net Assets	132,347	495,233	197,503	551,659	105,522

Net Assets:
Beginning of period	0	255,101	57,598	780,363	674,841
End of period*	$132,347	$750,334	$255,101	$1,332,022	$780,363

*Including undistributed (overdistributed) net investment income of:	$3,200	$23,076	$6,375	$(99,542)	$29,512

76	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Global Bond Fund II		GNMA Fund		High Yield Fund		Long-Term U.S. Government Fund
Amounts in thousands	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$3,757	$3,398	$3,131	$1,318	$348,570	$253,870	$29,744	$31,644
Net realized gain (loss)	(8,685)	3,636	10,127	848	(256,235)	(160,982)	69,172	(2,569)
Net change in unrealized appreciation (depreciation)	14,759	(2,682)	183	(332)	184,090	(67,205)	29,032	(20,667)

Net increase resulting from operations	9,831	4,352	13,441	1,834	276,425	25,683	127,948	8,408

Distributions to Shareholders:
From net investment income
Class A	(364)	(157)	(1,388)	(337)	(50,298)	(27,505)	(5,493)	(6,077)
Class B	(261)	(193)	(609)	(67)	(34,240)	(26,546)	(2,977)	(3,317)
Class C	(344)	(206)	(806)	(90)	(43,662)	(30,307)	(1,839)	(2,087)
Other Classes	(2,788)	(2,843)	(1,354)	(879)	(221,079)	(169,127)	(19,247)	(20,099)

From net realized capital gains
Class A	0	(137)	(1,800)	(298)	0	0	(6,399)	(3,307)
Class B	0	(195)	(1,302)	(82)	0	0	(4,553)	(1,968)
Class C	0	(218)	(1,697)	(100)	0	0	(2,708)	(1,203)
Other Classes	0	(1,971)	(1,334)	(431)	0	0	(22,349)	(9,700)

Tax basis return of capital
Class A	0	0	0	0	0	0	0	0
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0

Total Distributions	(3,757)	(5,920)	(10,290)	(2,284)	(349,279)	(253,485)	(65,565)	(47,758)

Fund Share Transactions:
Receipts for shares sold
Class A	22,718	3,975	120,790	38,489	805,217	487,259	205,145	189,397
Class B	8,025	2,152	64,558	14,510	227,840	196,537	70,818	36,447
Class C	15,103	3,385	86,218	20,275	458,588	301,457	54,328	26,628
Other Classes	55,470	5,057	96,270	54,379	2,555,119	1,752,226	486,105	237,765

Issued as reinvestment of distributions
Class A	256	221	2,570	591	30,533	16,313	9,529	7,381
Class B	175	256	1,296	90	14,901	10,169	4,795	2,937
Class C	253	315	1,937	137	24,918	15,812	2,876	1,979
Other Classes	2,643	4,667	2,319	1,174	180,301	137,969	39,912	26,652

Cost of shares redeemed
Class A	(7,200)	(1,556)	(63,535)	(6,947)	(413,132)	(202,204)	(183,388)	(157,963)
Class B	(1,847)	(923)	(10,475)	(1,459)	(101,513)	(59,749)	(36,354)	(21,739)
Class C	(4,723)	(1,865)	(16,604)	(2,793)	(181,124)	(122,660)	(38,892)	(19,514)
Other Classes	(13,242)	(5,435)	(35,570)	(29,421)	(1,873,900)	(790,986)	(322,541)	(240,162)
Net increase resulting from Fund share transactions	77,631	10,249	249,774	89,025	1,727,748	1,742,143	292,333	89,808

Total Increase in Net Assets	83,705	8,681	252,925	88,575	1,654,894	1,514,341	354,716	50,458

Net Assets:
Beginning of period	84,774	76,093	98,549	9,974	4,156,483	2,642,142	531,507	481,049
End of period*	$168,479	$84,774	$351,474	$98,549	$5,811,377	$4,156,483	$886,223	$531,507

*Including undistributed (overdistributed) net investment income of:	$(8,414)	$571	$3,323	$83	$(23,673)	$644	$3,836	$444

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	77

Statements of Changes in Net Assets (Cont.)

Amounts in thousands	Low Duration Fund		Money Market Fund
	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$268,061	$269,366	$3,755	$9,494
Net realized gain (loss)	220,687	77,736	77	0
Net change in unrealized appreciation (depreciation)	134,508	(70,073)	0	0

Net increase (decrease) resulting from operations	623,256	277,029	3,832	9,494

Distributions to Shareholders:
From net investment income
Class A	(44,420)	(22,081)	(839)	(1,435)
Class B	(8,643)	(5,082)	(134)	(647)
Class C	(21,131)	(9,068)	(1,238)	(2,651)
Other Classes	(217,792)	(233,116)	(1,620)	(4,763)

From net realized capital gains
Class A	(22,079)	(922)	0	0
Class B	(5,795)	(223)	0	0
Class C	(12,951)	(418)	0	0
Other Classes	(85,212)	(6,446)	0	0

Total Distributions	(418,023)	(277,356)	(3,831)	(9,496)

Fund Share Transactions:
Receipts for shares sold
Class A	1,913,798	1,019,082	549,817	537,794
Class B	387,713	144,646	127,825	54,685
Class C	934,083	375,302	372,375	323,842
Other Classes	5,938,799	3,059,377	459,238	234,018

Issued as reinvestment of distributions
Class A	44,618	14,640	659	1,091
Class B	8,708	2,926	113	554
Class C	20,169	5,865	1,082	2,357
Other Classes	274,288	214,392	1,966	4,776

Cost of shares redeemed
Class A	(832,152)	(473,627)	(512,713)	(551,747)
Class B	(64,942)	(32,360)	(84,957)	(54,243)
Class C	(181,365)	(68,299)	(325,300)	(354,217)
Other Classes	(2,751,828)	(2,804,873)	(427,710)	(264,221)
Net increase (decrease) resulting from Fund share transactions	5,691,889	1,457,071	162,395	(65,311)

Total Increase (Decrease) in Net Assets	5,897,122	1,456,744	162,396	(65,313)

Net Assets:
Beginning of period	6,060,033	4,603,289	283,617	348,930
End of period*	$11,957,155	$6,060,033	$446,013	$283,617

*Including undistributed (overdistributed) net investment income of:	$92,882	$20,114	$19	$113

78	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Real Return Fund		Short-Term Fund		StocksPLUS Fund		Total Return Mortgage Fund
Amounts in thousands	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$226,947	$67,329	$75,807	$49,421	$(78,683)	$30,350	$3,539	$1,837
Net realized gain (loss)	188,639	27,718	8,424	3,678	(115,876)	(66,413)	8,598	1,637
Net change in unrealized appreciation (depreciation)	383,207	(47,485)	15,946	(10,284)	(27,863)	45,453	1,065	(498)

Net increase (decrease) resulting from operations	798,793	47,562	100,177	42,815	(222,422)	9,390	13,202	2,976

Distributions to Shareholders:
From net investment income
Class A	(42,401)	(9,214)	(20,627)	(12,869)	(1,415)	(2,390)	(468)	(247)
Class B	(22,352)	(4,654)	(319)	(242)	(1,636)	(3,662)	(202)	(100)
Class C	(36,349)	(6,868)	(7,199)	(3,231)	(1,702)	(3,690)	(378)	(158)
Other Classes	(125,826)	(46,768)	(51,818)	(33,080)	(6,717)	(11,448)	(3,261)	(1,347)

From net realized capital gains
Class A	(16,172)	(3,842)	(1,866)	(847)	0	0	(594)	(201)
Class B	(11,061)	(2,805)	(54)	(17)	0	0	(374)	(173)
Class C	(16,332)	(3,719)	(818)	(295)	0	0	(731)	(292)
Other Classes	(39,624)	(14,655)	(4,064)	(1,699)	0	0	(3,765)	(1,179)

Total Distributions	(310,117)	(92,525)	(86,765)	(52,280)	(11,470)	(21,190)	(9,773)	(3,697)

Fund Share Transactions:
Receipts for shares sold
Class A	1,448,286	641,830	939,308	1,204,450	65,207	37,265	33,395	12,310
Class B	720,819	349,676	25,405	10,278	11,584	18,893	15,150	5,751
Class C	1,176,797	505,240	295,172	263,130	25,115	26,431	31,510	8,867
Other Classes	2,701,544	1,753,128	2,286,308	1,654,949	237,103	130,154	245,890	54,549

Issued as reinvestment of distributions
Class A	43,507	9,633	16,802	10,204	976	1,780	707	296
Class B	20,884	4,341	231	161	1,211	2,702	385	153
Class C	32,518	6,699	4,425	2,003	1,443	3,078	734	343
Other Classes	155,037	57,113	49,280	28,799	6,648	11,194	6,670	2,446

Cost of shares redeemed
Class A	(624,815)	(212,194)	(792,472)	(539,477)	(70,557)	(38,763)	(7,977)	(6,425)
Class B	(147,790)	(36,378)	(9,083)	(6,067)	(51,204)	(58,950)	(3,064)	(821)
Class C	(349,343)	(69,209)	(147,702)	(33,186)	(53,927)	(46,762)	(5,949)	(1,323)
Other Classes	(1,834,149)	(525,536)	(1,651,386)	(789,513)	(158,749)	(103,541)	(102,421)	(20,068)
Net increase (decrease) resulting from Fund share transactions	3,343,295	2,484,343	1,016,288	1,805,731	14,850	(16,519)	215,030	56,078

Total Increase (Decrease) in Net Assets	3,831,971	2,439,380	1,029,700	1,796,266	(219,042)	(28,319)	218,459	55,357

Net Assets:
Beginning of period	3,338,502	899,122	2,447,439	651,173	987,164	1,015,483	80,425	25,068
End of period*	$7,170,473	$3,338,502	$3,477,139	$2,447,439	$768,122	$987,164	$298,884	$80,425

*Including undistributed (overdistributed) net investment income of:	$89,867	$2,359	$1,934	$(316)	$(2,409)	$10,513	$2,605	$159

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	79

Statements of Cash Flows

For the year ended March 31, 2003

Amounts in thousands	Commodity- RealReturn Strategy Fund	Emerging Markets Bond Fund	Foreign Bond Fund	Global Bond Fund II	Real Return Fund
Increase (Decrease) in Cash and Foreign Currency from:
Financing Activities
Sales of Fund shares	$258,962	$792,827	$843,886	$100,703	$6,051,172
Redemptions of Fund shares	(134,160)	(376,290)	(380,551)	(26,923)	(2,957,567)
Cash distributions paid	(58)	(4,124)	(6,272)	(416)	(52,506)
Proceeds from financing transactions (net)	0	56,898	62,865	(8,389)	672,197
Net increase (decrease) from financing activities	124,744	469,311	519,928	64,975	3,713,296

Operating Activities
Purchases of long-term securities and foreign currency	(388,390)	(1,618,156)	(9,623,962)	(688,629)	(16,476,410)
Proceeds from sales of long-term securities and foreign currency	260,472	1,230,249	9,332,645	664,905	12,549,427
Purchases of short-term securities (net)	(6,986)	(97,017)	(274,679)	(42,292)	(13,352)
Net investment income	837	25,152	37,161	3,757	226,947
Changes in other receivables/payables (net)	9,907	(9,505)	2,473	(2,442)	(7,953)
Net (decrease) from operating activities	(124,160)	(469,277)	(526,362)	(64,701)	(3,721,341)

Net Increase (Decrease) in Cash and Foreign Currency	584	34	(6,434)	274	(8,045)

Cash and Foreign Currency
Beginning of period	0	0	22,006	2,686	9,571

End of period	$584	$34	$15,572	$2,960	$1,526

80	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Notes to Financial Statements

March 31, 2003

1. Organization

PIMCO Funds: Pacific Investment Management Series (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 48 separate investment funds (the “Funds”). The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor class had not commenced operations as of March 31, 2003. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the A, B and C Classes (the “Retail Classes”) of the Trust. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the CommodityRealReturn Strategy and StocksPLUS Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the CommodityRealReturn Strategy and StocksPLUS Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized

03.31.03 I PIMCO Funds Annual Report	81

Notes to Financial Statements (Cont.)

March 31, 2003

appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of each Fund, except CommodityRealReturn Strategy and StocksPLUS Funds, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the CommodityRealReturn Strategy and StocksPLUS Funds are allocated daily to each class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. Certain Funds may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income in the Statements of Operations. If the counterparty to whom the Fund sells the security becomes insolvent, a Fund’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Fund with the proceeds of a financing transaction may not exceed transaction costs. The Fund will designate assets determined to be liquid by PIMCO or otherwise cover its obligations under financing transactions.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Options Contracts. Certain Funds may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

82	PIMCO Funds Annual Report I 03.31.03

Forward Currency Transactions. Certain Funds may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Swap Agreements. Certain Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of miscellaneous income on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Loan Agreements. Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Short Sales. Certain Funds have entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

03.31.03 I PIMCO Funds Annual Report	83

Notes to Financial Statements (Cont.)

March 31, 2003

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Delayed Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Reverse Repurchase Agreements. Certain Funds are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. The Funds will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.15% for the Money Market Fund; 0.40% for the StocksPLUS Fund; 0.45% for the Emerging Markets Bond Fund; 0.49% for the CommodityRealReturn Strategy Fund; and 0.25% for all other Funds.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class’ average daily net assets. The Administration Fee for the Retail Classes is charged at an annual rate of 0.45% for the Foreign Bond and Global Bond II Funds; 0.55% for the Emerging Markets Bond Fund; and 0.40% for all other Funds.2,3,4 The Administration Fee for the Institutional Classes is charged at the annual rate of 0.18% for the Low Duration Fund; 0.20% for the Money Market, Real Return1 and Short-Term Funds; 0.30% for the Global Bond II Fund; 0.40% for the Emerging Markets Bond Fund; and 0.25% for all other Funds. The Administration Fee for Class D is charged at the annual rate of 0.25% for the Low Duration and Short-Term Funds; 0.45% for the Foreign Bond Fund; 0.55% for the Emerging Markets Bond Fund; and 0.40% for all other Funds2. The Administration Fee for Class R is charged at the annual rate of 0.45% for the Foreign Bond Fund; and 0.40% for all other Funds

84	PIMCO Funds Annual Report I 03.31.03

1	Effective October 1, 2001, the Fund’s Administrative Fee was reduced by 0.05% to 0.20% per annum.

2	Effective December 1, 2002, the Administrative Fee for the GNMA Fund was reduced by 0.10% to 0.40% per annum.

3	Effective January 1, 2003, the Administrative Fee for the Money Market and Short-Term Funds was increased by 0.05% to 0.40% per annum.

4	Effective November 7, 2002 through March 31, 2003, the Administrative Fee for the Money Market Fund Class B shares was voluntarily waived by 0.35% per annum by the Administrator.

Distribution and Servicing Fees. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to PAD was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2003.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates PAD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid PAD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Distribution Fee (%)	Servicing Fee (%)

Class A
Money Market Fund	—	0.10
All other Funds	—	0.25
Class B
All Funds	0.75	0.25
Class C
Low Duration, Real Return and StocksPLUS Funds	0.50	0.25
Money Market Fund	—	0.10
Short-Term Fund	0.30	0.25
All other Funds	0.75	0.25
Class D
All Funds	—	0.25
Class R
All Funds	0.25	0.25

PAD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2003 PAD received $32,998,372 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of CommodityRealReturn Strategy Fund administrative fees to the extent that the payment of each Fund’s pro rata share of Trustee fees and organizational expenses cause the actual expense ratios to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Inst’l Class	Admn Class	Class A	Class B	Class C	Class D

CommodityReal-Return Strategy Fund	0.74%	0.99%	1.24%	1.99%	1.99%	1.24%

PIMCO may be reimbursed for these waived amounts in future periods. Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets.

03.31.03 I PIMCO Funds Annual Report	85

Notes to Financial Statements (Cont.)

March 31, 2003

4. Shares of Beneficial Interest Table

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Commodity- RealReturn Strategy Fund		Emerging Markets Bond Fund				Foreign Bond Fund
	Period from 06/28/2002 to 03/31/2003		Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	2,283	$29,294	15,823	$146,811	1,901	$17,761	16,113	$170,812	7,545	$78,394
Class B	571	7,302	2,917	27,273	948	8,795	2,429	25,795	985	10,254
Class C	881	11,268	5,000	47,124	1,275	11,971	5,525	58,676	1,678	17,448
Other Classes	17,500	213,151	62,363	583,226	21,869	202,475	55,904	592,206	23,260	242,652

Issued as reinvestment of distributions
Class A	3	23	250	2,291	27	247	715	7,545	339	3,527
Class B	0	5	128	1,160	27	250	153	1,614	82	856
Class C	0	3	172	1,570	22	208	261	2,751	117	1,221
Other Classes	167	1,925	2,768	25,302	1,393	12,711	4,399	46,438	2,342	24,349

Cost of shares redeemed
Class A	(423)	(5,153)	(8,736)	(79,530)	(440)	(4,137)	(8,277)	(87,807)	(5,302)	(55,153)
Class B	(83)	(1,029)	(393)	(3,531)	(39)	(350)	(809)	(8,563)	(523)	(5,449)
Class C	(109)	(1,340)	(1,292)	(11,616)	(81)	(738)	(1,542)	(16,339)	(626)	(6,518)
Other Classes	(9,785)	(126,693)	(30,922)	(282,898)	(7,180)	(65,596)	(25,408)	(269,479)	(20,187)	(210,525)

Net increase resulting from Fund share transactions	11,005	$128,756	48,078	$457,182	19,722	$183,597	49,463	$523,649	9,710	$101,056

	Low Duration Fund				Money Market Fund				Real Return Fund
	Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	186,673	$1,913,798	100,440	$1,019,082	549,817	$549,817	537,794	$537,794	130,575	$1,448,286	61,665	$641,830
Class B	37,804	387,713	14,274	144,646	127,825	127,825	54,685	54,685	64,847	720,819	33,534	349,676
Class C	91,091	934,083	37,007	375,302	372,375	372,375	323,842	323,842	106,331	1,176,797	48,442	505,240
Other Classes	578,897	5,938,799	302,614	3,059,377	459,238	459,238	234,018	234,018	243,992	2,701,544	168,294	1,753,128

Issued as reinvestment of distributions
Class A	4,355	44,618	1,447	14,640	659	659	1,091	1,091	3,941	43,507	932	9,633
Class B	850	8,708	289	2,926	113	113	554	554	1,895	20,884	421	4,341
Class C	1,969	20,169	580	5,865	1,082	1,082	2,357	2,357	2,949	32,518	649	6,699
Other Classes	26,770	274,288	21,206	214,392	1,966	1,966	4,776	4,776	14,078	155,037	5,524	57,113

Cost of shares redeemed
Class A	(81,170)	(832,152)	(46,740)	(473,627)	(512,713)	(512,713)	(551,747)	(551,747)	(56,055)	(624,815)	(20,520)	(212,194)
Class B	(6,331)	(64,942)	(3,198)	(32,360)	(84,957)	(84,957)	(54,243)	(54,243)	(13,259)	(147,790)	(3,514)	(36,378)
Class C	(17,683)	(181,365)	(6,751)	(68,299)	(325,300)	(325,300)	(354,217)	(354,217)	(31,349)	(349,343)	(6,683)	(69,209)
Other Classes	(268,634)	(2,751,828)	(277,499)	(2,804,873)	(427,710)	(427,710)	(264,221)	(264,221)	(164,913)	(1,834,149)	(50,611)	(525,536)

Net increase resulting from Fund share transactions	554,591	$5,691,889	143,669	$1,457,071	162,395	$162,395	(65,311)	$(65,311)	303,032	$3,343,295	238,133	$2,484,343

86	PIMCO Funds Annual Report I 03.31.03

	Global Bond Fund II				GNMA Fund				High Yield Fund				Long-Term U.S. Government Fund
	Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	2,291	$22,718	412	$3,975	10,890	$120,790	3,577	$38,489	94,044	$805,217	51,863	$487,259	18,766	$205,145	17,872	$189,397
Class B	811	8,025	223	2,152	5,825	64,558	1,352	14,510	26,396	227,840	20,826	196,537	6,448	70,818	3,443	36,447
Class C	1,530	15,103	351	3,385	7,784	86,218	1,889	20,275	53,218	458,588	32,029	301,457	4,972	54,328	2,516	26,628
Other Classes	5,465	55,470	536	5,057	8,718	96,270	5,062	54,379	299,363	2,555,119	185,832	1,752,226	44,049	486,105	22,065	237,765

Issued as reinvestment of distributions
Class A	26	256	23	221	233	2,570	55	591	3,578	30,533	1,733	16,313	879	9,529	708	7,381
Class B	18	175	27	256	117	1,296	8	90	1,749	14,901	1,077	10,169	442	4,795	282	2,937
Class C	26	253	33	315	176	1,937	13	137	2,923	24,918	1,676	15,812	265	2,876	190	1,979
Other Classes	270	2,643	486	4,667	210	2,319	110	1,174	21,136	180,301	14,626	137,969	3,674	39,912	2,558	26,652

Cost of shares redeemed
Class A	(729)	(7,200)	(163)	(1,556)	(5,720)	(63,535)	(650)	(6,947)	(48,438)	(413,132)	(21,444)	(202,204)	(16,818)	(183,388)	(14,927)	(157,963)
Class B	(187)	(1,847)	(97)	(923)	(945)	(10,475)	(136)	(1,459)	(12,018)	(101,513)	(6,326)	(59,749)	(3,321)	(36,354)	(2,078)	(21,739)
Class C	(473)	(4,723)	(195)	(1,865)	(1,500)	(16,604)	(261)	(2,793)	(21,295)	(181,124)	(13,015)	(122,660)	(3,557)	(38,892)	(1,859)	(19,514)
Other Classes	(1,355)	(13,242)	(560)	(5,435)	(3,219)	(35,570)	(2,742)	(29,421)	(220,416)	(1,873,900)	(84,014)	(790,986)	(29,466)	(322,541)	(22,609)	(240,162)

Net increase resulting from Fund share transactions	7,693	$77,631	1,076	$10,249	22,569	$249,774	8,277	$89,025	200,240	$1,727,748	184,863	$1,742,143	26,333	$292,333	8,161	$89,808

	Short-Term Fund				StocksPLUS Fund				Total Return Mortgage Fund
	Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	94,108	$939,308	120,012	$1,204,450	8,332	$65,207	3,711	$37,265	3,106	$33,395	1,173	$12,310
Class B	2,549	25,405	1,024	10,278	1,436	11,584	1,914	18,893	1,407	15,150	544	5,751
Class C	29,588	295,172	26,211	263,130	3,133	25,115	2,632	26,431	2,929	31,510	837	8,867
Other Classes	228,999	2,286,308	164,935	1,654,949	29,589	237,103	12,761	130,154	22,874	245,890	5,197	54,549

Issued as reinvestment of distributions
Class A	1,684	16,802	1,017	10,204	126	976	173	1,780	66	707	28	296
Class B	23	231	16	161	159	1,211	265	2,702	36	385	15	153
Class C	443	4,425	200	2,003	188	1,443	301	3,078	68	734	33	343
Other Classes	4,938	49,280	2,870	28,799	848	6,648	1,080	11,194	623	6,670	234	2,446

Cost of shares redeemed
Class A	(79,489)	(792,472)	(53,758)	(539,477)	(8,814)	(70,557)	(3,861)	(38,763)	(739)	(7,977)	(598)	(6,425)
Class B	(909)	(9,083)	(606)	(6,067)	(6,346)	(51,204)	(5,956)	(58,950)	(285)	(3,064)	(78)	(821)
Class C	(14,799)	(147,702)	(3,308)	(33,186)	(6,671)	(53,927)	(4,721)	(46,762)	(553)	(5,949)	(127)	(1,323)
Other Classes	(165,604)	(1,651,386)	(78,694)	(789,513)	(19,890)	(158,749)	(9,908)	(103,541)	(9,504)	(102,421)	(1,893)	(20,068)

Net increase resulting from Fund share transactions	101,531	$1,016,288	179,919	$1,805,731	2,090	$14,850	(1,609)	$(16,519)	20,028	$215,030	5,365	$56,078

87

Notes to Financial Statements (Cont.)

March 31, 2003

5. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2003, were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales

CommodityRealReturn Strategy Fund	$379,749	$259,857	$7,931	$246
Emerging Markets Bond Fund	47,661	47,101	1,704,649	1,259,053
Foreign Bond Fund	8,417,132	8,489,600	1,121,531	705,751
Global Bond Fund II	527,711	535,001	123,314	83,782
GNMA Fund	2,515,468	2,083,690	34,700	4,020
High Yield Fund	172,484	282,069	6,161,482	4,788,929
Long Term U.S. Government Fund	2,880,081	2,809,633	240,578	95,492
Low Duration Fund	19,208,274	14,813,951	3,255,534	1,204,186
Real Return Fund	15,800,520	12,267,897	525,962	244,593
Short-Term Fund	756,611	671,928	1,904,017	1,119,632
StocksPLUS Fund	893,181	930,896	703,005	727,210
Total Return Mortgage Fund	2,240,703	1,639,365	181,824	347,695

6. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

	Foreign BondFund	Global Bond Fund II	High Yield Fund	Long-Term U.S. Government Fund	Low Duration Fund	Real Return Fund	Short-Term Fund	StocksPLUS Fund
	Premium

Balance at 03/31/2002	$8,915	$871	$1,149	$186	$25,640	$0	$1,213	$2,886
Sales	8,032	616	28,663	7,800	8,390	4,558	37,019	2,665
Closing Buys	(6,953)	(596)	(10,745)	(1,612)	(5,473)	(761)	(22,736)	(477)
Expirations	(1,835)	(196)	(1,141)	(3,077)	(20,366)	(1,194)	(3,010)	(4,720)

Balance at 03/31/2003	$8,159	$695	$17,926	$3,297	$8,191	$2,603	$12,486	$354

7. Federal Income Tax Matters

As of March 31, 2003, the components of distributable taxable earnings were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Appreciation/ (Depreciation) on Derivatives and Foreign Currency Denominated Assets/Liabilities(1)	Other Book-to-Tax Accounting Differences	Accumulated Capital Losses(2)	Post-October Deferral(3)
CommodityRealReturn Strategy Fund	$3,369	$0	$(215)	$(169)	$0	$0
Emerging Markets Bond Fund	23,315	1,319	(1,988)	0	0	0
Foreign Bond Fund	0	30,075	(111,644)	0	0	(9,387)
Global Bond Fund II	0	8	(8,761)	0	0	(1,570)
GNMA Fund	3,353	6	(852)	0	0	0
High Yield Fund	0	0	(18,411)	0	(665,544)	(17,539)
Long-Term U.S. Government Fund	3,535	11,896	(7,963)	0	0	0
Low Duration Fund	95,172	4,029	59	0	0	0
Money Market Fund	19	3	0	0	0	0
Real Return Fund	100,034	27,225	(14,500)	0	0	0
Short-Term Fund	2,624	33	(2,494)	0	0	(756)
StocksPLUS Fund	0	0	567	0	(468,732)	(2,306)
Total Return Mortgage Fund	2,557	0	(346)	0	0	(59)

(1)	Adjusted for accelerated recognition of unrealized gain/(loss) or deferral of realized losses for certain options, futures, and foreign currency transactions.

(2)	Capital loss carryovers expire in varying amounts through March 31, 2011.

(3)	Capital losses realized during the period November 1, 2002 through March 31, 2003 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

88	PIMCO Funds Annual Report I 03.31.03

As of March 31, 2003, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(4)
CommodityRealReturn Strategy Fund	$138,774	$1,910	$(1,304)	$606
Emerging Markets Bond Fund	869,198	33,377	(2,250)	31,127
Foreign Bond Fund	1,750,241	175,557	(3,631)	171,926
Global Bond Fund II	203,233	14,628	(406)	14,222
GNMA Fund	536,230	1,631	(936)	695
High Yield Fund	5,807,836	231,226	(298,063)	(66,837)
Long-Term U.S. Government Fund	886,296	27,460	(4,644)	22,816
Low Duration Fund	13,930,547	159,603	(81,179)	78,424
Money Market Fund	452,956	0	0	0
Real Return Fund	7,824,473	378,542	(11,334)	367,208
Short-Term Fund	3,452,816	20,557	(15,579)	4,978
StocksPLUS Fund	797,716	5,138	(2,372)	2,766
Total Return Mortgage Fund	453,534	1,929	(366)	1,563

(4)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, unamortized premium on convertible bonds, constructive sales, and differences in the timing of income recognition on certain bonds for federal income tax purposes.

For the fiscal year ended March 31, 2003, the Funds made the following tax basis distributions (amounts in thousands):

	Ordinary Income Distributions(5)	Long-Term Capital Gains Distributions	Return of Capital(6)
CommodityRealReturn Strategy Fund	$2,014	$0	$0
Emerging Markets Bond Fund	32,943	1,893	0
Foreign Bond Fund	51,689	0	12,921
Global Bond Fund II	2,897	860	0
GNMA Fund	9,858	432	0
High Yield Fund	349,279	0	0
Long-Term U.S. Government Fund	33,529	32,036	0
Low Duration Fund	404,850	13,173	0
Money Market Fund	3,831	0	0
Real Return Fund	277,729	32,388	0
Short-Term Fund	80,364	6,401	0
StocksPLUS Fund	11,470	0	0
Total Return Mortgage Fund	9,350	423	0

(5)	Includes short-term capital gains.
(6)	Return of capital distributions have been reclassified from undistributed net investment income to paid in capital to more appropriately conform financial accounting to tax accounting.

Net operating losses for the Foreign Bond Fund and the StockPLUS Fund in the amount of $41,722,539 and $76,809,772, respectively, have been reclassified from undistributed net investment income to paid in capital to more appropriately conform financial accounting to tax accounting.

03.31.03 I PIMCO Funds Annual Report	89

Report of Independent Accountants

To the Trustees and Class A, Class B and Class C Shareholders of the PIMCO Funds: Pacific Investment Management Series

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights for the Class A, Class B and Class C shares present fairly, in all material respects, the financial position of the CommodityRealReturn Strategy Fund, Emerging Markets Bond Fund, Foreign Bond Fund, Global Bond Fund II, GNMA Fund, High Yield Fund, Long-Term U.S. Government Fund, Low Duration Fund, Money Market Fund, Real Return Fund, Short-Term Fund, StocksPLUS Fund and Total Return Mortgage Fund (hereafter referred to as the “Funds”) at March 31, 2003, the results of each of their operations, the changes in each of their net assets and cash flows for the CommodityRealReturn Strategy Fund, Emerging Markets Bond Fund, Foreign Bond Fund, Global Bond Fund II and Real Return Fund and the financial highlights of the Funds for the Class A, Class B and Class C shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2003 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 27, 2003

90	PIMCO Funds Annual Report I 03.31.03

Federal Income Tax Information

(unaudited)

As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2003) regarding the status of the dividend received deduction for corporations.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund’s fiscal 2003 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below:

Emerging Markets Bond Fund	0.02%
Foreign Bond Fund	0.31%
Global Bond Fund	0.31%
High Yield Fund	1.33%
StocksPLUS Fund	0.40%

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2004, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2003.

03.31.03 I PIMCO Funds Annual Report	91

Trustees and Officers of the PIMCO Funds: Pacific Investment Management Series (Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees
Brent R. Harris* (43) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO; Chairman and Director . PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Chairman, Director and President, PIMCO Strategic Global Government Fund, Inc.; Director, PIMCO Luxembourg S.A.; and Board of Governors and Executive Committee, Investment Company Institute.	71	None

R. Wesley Burns* (43) President and Trustee	07/1987 to present (since 11/1997 as Trustee)	Director, PIMCO; President and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; President and Trustee, PIMCO Variable Insurance Trust; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.; Director, PIMCO Funds: Global Investors Series plc; and Director, PIMCO Global Advisors (Ireland) Limited. Formerly, Managing Director, PIMCO and Executive Vice President, PIMCO Funds: Multi-Manager Series.	70	None

Independent Trustees
Guilford C. Babcock (71) Trustee	04/1987 to present	Professor of Finance Emeritus, University of Southern California; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, San Marino Community Church.	70	Director, Growth Fund of America and Fundamental Investors Fund of the Capital Group.
E. Philip Cannon (62) Trustee	03/2000 to present	Proprietor, Cannon & Company, an affiliate of Inverness Management LLC, (a private equity investment firm); President, Houston Zoo; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO Funds: Multi-Manager Series. Formerly, Headmaster, St. John’s School, Houston, Texas.	114	None

Vern O. Curtis (68) Trustee	02/1995 to present	Private Investor; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust.	70	Director, Public Storage Business Parks, Inc., (a Real Estate Investment Trust); and Director, Fresh Choice, Inc. (restaurant company).

J. Michael Hagan (63) Trustee	03/2000 to present	Private Investor and Business Consultant; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Freedom Communications; Director, Remedy Temp (staffing); Director, Saint Gobain Corporation (manufacturing); Member of the Board of Regents, Santa Clara University; and Member of the Board, Taller San Jose. Formerly, Chairman and CEO, Furon Company (manufacturing).	70	Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

Thomas P. Kemp (72) Trustee	04/1987 to present	Private Investor; Vice Chairman, Board of Regents, Pepperdine University; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust.	70	Chairman, OneTouch Technologies Corp. (electronic systems for long term care facilities).

William J. Popejoy (65) Trustee	07/1993 to 02/1995 and 08/1995 to present	Managing Member, Pacific Capital Investors; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust. Formerly, Director, California State Lottery.	70	Director, First Century Financial Corporation.

*	Each of Mr. Harris and Mr. Burns is an “interested person” of the Fund (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.

**	Trustees serve until their successors are duly elected and qualified.

92	PIMCO Funds Annual Report I 03.31.03

Officers of the Trust

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Gregory A.Bishop(41) Senior Vice President	02/2003 to present	Senior Vice President, PIMCO.

William H.Gross(58) Senior Vice President	04/1987 to present	Managing Director and Chief Investment Officer, PIMCO.

Raymond C. Hayes (58) Senior Vice President	02/1995 to present (since 02/2003 as Senior Vice President)	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Margaret Isberg (46) Senior Vice President	02/1996 to present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO.

Steven P. Kirkbaumer (47) Senior Vice President	02/2003 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John S. Loftus (43) Senior Vice President	02/2001 to present	Managing Director, PIMCO.

James F. Muzzy (63) Senior Vice President	04/1987 to present (since 02/2003 as Senior Vice President)	Managing Director, PIMCO.

Douglas J. Ongaro (42) Senior Vice President	08/1995 to present (since 02/2003 as Senior Vice President)	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Mark A. Romano (44) Senior Vice President	02/1998 to present (since 02/2003 as Senior Vice President)	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Jeffrey M. Sargent (40) Senior Vice President	02/1993 to present (since 02/1999 as Senior Vice President)	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Leland T. Scholey (50) Senior Vice President	02/1996 to present	Senior Vice President, PIMCO.

William S. Thompson, Jr. (57) Senior Vice President	11/1993 to present (since 02/2003 as Senior Vice President)	Managing Director and Chief Executive Officer, PIMCO.

Jim Johnstone (38) Vice President	02/2002 to present	Vice President, PIMCO. Formerly, Vice President, Fidelity Investments.

Thomas J.Kelleher, III(52) Vice President	02/1998 to present	Vice President, PIMCO.

Kevin D. Kuhner (37) Vice President	02/2003 to present	Vice President, PIMCO. Formerly, Account Manager, PIMCO.

Henrik P. Larsen (33) Vice President	02/1999 to present	Vice President, PIMCO. Formerly, Manager, PIMCO.

Andre J. Mallegol, III (36) Vice President	02/1998 to present	Vice President, PIMCO.

Gail Mitchell (53) Vice President	02/2003 to present	Vice President, PIMCO. Formerly, Account Manager, PIMCO.

Bruce P. Pflug (44) Vice President	02/2003 to present	Senior Vice President, PIMCO.

David J. Pittman (55) Vice President	02/1998 to present	Vice President, PIMCO.

***	The Officers of the Fund are re-appointed annually by the Board of Trustees.

03.31.03 I PIMCO Funds Annual Report	93

Trustees and Officers of the PIMCO Funds: Pacific Investment Management Series (Unaudited) (Cont.)

Officers of the Trust (Cont.)

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Scott M. Spalding (33) Vice President	02/2002 to present	Vice President, PIMCO. Formerly, associated with PacificCare Healthcare Systems.

Christina L.Stauffer (39) Vice President	02/2003 to present	Vice President, PIMCO. Formerly, Account Manager, PIMCO and a vice president of client services and marketing with Transamerica Investment Management.

Michael J.Willemsen (43) Vice President	11/1988 to present (since 02/2002 as Vice President)	Vice President, PIMCO. Formerly, Manager, PIMCO.

Garlin G. Flynn (56) Secretary	08/1995 to present	Specialist, PIMCO.

John P.Hardaway (45) Treasurer	08/1990 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Erik C. Brown (35) Assistant Treasurer	02/2001 to present	Vice President, PIMCO. Formerly, tax consultant with Deloitte & Touche LLP and PricewaterhouseCoopers LLP.

***	The Officers of the Fund are re-appointed annually by the Board of Trustees.

94	PIMCO Funds Annual Report I 03.31.03

Pacific Investment Management Series

Investment Adviser and Administrator	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Distributor	PIMCO Advisors Distributor LLC, 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC Global Fund Services, Inc., P.O. Box 9688, Providence, RI 02940-9688

Independent Accountant	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert, 1775 Eye Street, N.W., Washington, D.C., 20006-2404

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from PIMCO Funds, you can also call 1-800-426-0107. Telephone representatives are available Monday–Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.pimcoadvisors.com.

03.31.03 I PIMCO Funds Annual Report	95

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This page is not part of the report

PZ003A.5/03

PIMCO

ADVISORS

Annual Report

3 . 3 1 . 0 3

PIMCO Bond Funds

Share Class D

SHORT DURATION BOND FUNDS	TAX-EXEMPT BOND FUNDS
Short-Term Fund	Short Duration Municipal
Low Duration Fund	Income Fund

MORTGAGE-BACKED BOND FUNDS	Municipal Bond Fund
GNMA Fund
Total Return Mortgage Fund	California Intermediate
Municipal Bond Fund

INTERNATIONAL BOND FUNDS	California Municipal
Foreign Bond Fund	Bond Fund
Emerging Markets Bond Fund
New York Municipal
HIGH YIELD BOND FUNDS	Bond Fund
High Yield Fund
EQUITY RELATED FUNDS
REAL RETURN STRATEGY FUNDS	StocksPLUS Fund
CommodityRealReturn Strategy Fund
Real Return Fund

Annual Report for the

PIMCO Total Return Fund is

printed separately.

PIMCO

ADVISORS

Chairman’s Letter

Dear Shareholder:

The bond market showed consistent strength over the past year as equities struggled to recover from a long and painful downturn. With a sluggish economy and war in Iraq, it is understandable that investors have continued to be drawn to the relative stability of bonds.

To be sure, many of the PIMCO Bond Funds in this report have delivered solid relative performance: most have beaten their benchmarks. But past performance is no guarantee of future results, and it remains critical for investors to maintain a diversified portfolio. Just as it was important for investors not to ignore bonds when equities were performing favorably, it is important for them to maintain an allocation to stocks and other asset classes today. We encourage you to work with your financial advisor to develop an asset allocation strategy based on your goals, age and risk tolerance.

In December, we increased the number of funds we offer when we introduced PIMCO CommodityRealReturn Strategy Fund. The Fund offers access to the diversification and inflation-hedging potential of commodities.

If you have any questions concerning this report or your investment, please contact your financial advisor. You can also call PIMCO Advisors at 1-800-426-0107 or visit www.pimcoadvisors.com.

As always, we thank you for the trust you’ve placed in us.

Sincerely,

Brent R. Harris

Chairman of the Board

April 30, 2003

03.31.03 I PIMCO Bond Funds Annual Report	3

A STATE-SPECIFIC TAX-EXEMPT BOND FUND

PIMCO CA Intermediate Municipal Bond Fund

•	PIMCO California Intermediate Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in municipal bonds whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal and California income tax.

•	The Fund’s Class D Shares returned 5.16% for the fiscal year ended March 31, 2003 versus 9.56% for the Fund’s benchmark, the Lehman Brothers Intermediate California Municipal Bond Index.

•	The return for the Lipper California Intermediate Municipal Debt Fund Average, consisting of California municipal funds with average maturities between 5 and 10 years, was 7.63% for the 1-year period ended March 31, 2003.

•	The Fund’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the municipal curve.

•	Interest-rate hedging strategies detracted from returns as Treasury rates declined more than municipal rates.

•	The Fund’s average credit quality was AA- at the end of the fiscal year, versus the benchmark’s average of AA.

•	The Fund’s Class D Share SEC yield after fees at March 31, 2003 was 2.89%, or 5.19% on a fully tax adjusted basis with a federal tax rate of 38.6% and state tax rate of 5.71%.

•	Exposure to tobacco securitization debt hindered performance in March 2003 due to the judicial decision against Philip Morris in the Miles case in Illinois.

•	The combination of increased municipal supply and the overhang of budgetary issues for most states was the cause for underperformance of the municipal asset class versus many other fixed-income asset classes.

•	Underweight in California general obligation bonds was positive, as California’s projected deficit for fiscal 2004 increased from $21 billion to $35 billion, prompting Standard & Poor’s to downgrade California long-term debt from A+ to A.

AVERAGE ANNUAL TOTAL RETURN    For periods ended 3/31/03

	1 year	5 year	10 year	Inception (8/31/99)

PIMCO California Intermediate Municipal Bond Fund Class D	5.16%	—	—	6.13%

Lehman Brothers California Intermediate Municipal Bond Index	9.56%	—	—	—

Lipper California Intermediate Municipal Debt Fund Average	7.63%	—	—	—

CHANGE IN VALUE    For periods ended 3/31/03

Past performance is no guarantee of future results.

4	PIMCO Bond Funds Annual Report I 03.31.03

A STATE-SPECIFIC TAX-EXEMPT BOND FUND

PIMCO CA Municipal Bond Fund

•	PIMCO California Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in municipal bonds whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal and California income tax.

•	The Fund’s Class D Shares returned 7.76% for the fiscal year ended March 31, 2003 versus 9.99% for the Fund’s benchmark, the Lehman Brothers California Insured Municipal Bond Index.

•	The return for the Lipper California Municipal Debt Fund Average, consisting of California municipal funds with average maturities of 10 years or more, was 8.40% for the 1-year period ended March 31, 2003.

•	The Fund’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the municipal curve.

•	Interest-rate hedging strategies detracted from returns as Treasury rates declined more than municipal rates.

•	The Fund’s average credit quality was AA- at the end of the fiscal year, versus the benchmark’s average of AA+.

•	The Fund’s Class D Share SEC yield after fees at March 31, 2003 was 3.61%, or 6.48% on a fully tax-adjusted basis with a federal tax rate of 38.6% and state tax rate of 5.71%.

•	Exposure to tobacco securitization debt hindered performance in March 2003 due to the judicial decision against Philip Morris in the Miles case in Illinois.

•	The combination of increased municipal supply and the overhang of budgetary issues for most states was the cause for underperformance of the municipal asset class versus many other fixed-income asset classes.

•	Underweight in California general obligation bonds was positive, as California’s projected deficit for fiscal 2004 increased from $21 billion to $35 billion, prompting S&P to downgrade California long-term debt from A+ to A.

AVERAGE ANNUAL TOTAL RETURN    For periods ended 3/31/03

	1 year	5 year	10 year	Inception (5/16/00)

PIMCO California Municipal Bond Fund Class D	7.76%	—	—	8.23%

Lehman Brothers California Insured Municipal Bond Index	9.99%	—	—	—

Lipper California Municipal Debt Fund Average	8.40%	—	—	—

CHANGE IN VALUE    For periods ended 3/31/03

Past performance is no guarantee of future results.

03.31.03 I PIMCO Bond Funds Annual Report	5

A REAL RETURN STRATEGY FUND

PIMCO CommodityRealReturn Strategy Fund

•	PIMCO CommodityRealReturn Strategy Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments.

•	For the nine months since its inception on June 28, 2002, PIMCO CommodityRealReturn Strategy Fund Class D Shares returned 29.05%, versus 14.94% for the Dow Jones-AIG Commodity Index Total Return(“DJAIGITR”).

•	The Fund invested the collateral backing its commodity derivatives positions primarily in TIPS, implementing a “double real”TM strategy.

•	The primary source of outperformance was that TIPS significantly outperformed the Treasury bill rate embedded in the benchmark.

•	An overweight to intermediate maturity TIPS was positive for performance as the real yield curve steepened significantly.

•	The Fund kept its commodity exposure at benchmark levels.

•	For the nine-month period, the primary driver of returns to the DJAIGCTRI was an increase in energy prices. Natural gas returns were positive due to supply concerns. Crude oil prices were higher due to market tightness and worries leading up to the eventual war in the Middle East.

AVERAGE ANNUAL TOTAL RETURN    For periods ended 3/31/03

	1 year	5 year	10 year	Inception (6/28/02)

PIMCO CommodityRealReturn Strategy Bond Fund Class D	—	—	—	29.05%

Dow Jones-AIG Commodity Index Total Return	—	—	—	14.94%

Lipper Specialty/Miscellaneous Fund Average	—	—	—	—

CHANGE IN VALUE    For periods ended 3/31/03

Past performance is no guarantee of future results.

6	PIMCO Bond Funds Annual Report I 03.31.03

AN INTERNATIONAL BOND FUND

PIMCO Emerging Markets Bond Fund

•	PIMCO Emerging Markets Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed income instruments of issuers that are economically tied to countries with emerging securities markets.

•	The Fund’s Class D Shares returned 15.66% for the 1-year period ended March 31, 2003, outperforming the 13.99% return of the benchmark J.P. Morgan EMBI Global over the same period.

•	For the 1-year period ending March 31, 2003, emerging markets were subject to fluid global economic conditions and uncertainties regarding policy continuity due to the heavy election calendar.

•	The Fund’s focus on countries with improving credit fundamentals and avoidance of troubled credits added to returns.

•	An overweight in Brazil was a significant positive for returns, as newly elected President Lula provided further indications of his commitment to fiscal and monetary discipline.

•	Underweight positions in Venezuela and Turkey added to relative performance as financial and economic fragilities in these countries deepened.

AVERAGE ANNUAL TOTAL RETURN    For periods ended 3/31/03

	1 year	5 year	10 year	Inception (7/31/97)

PIMCO Emerging Markets Bond Fund Class D	15.66%	13.60%	—	12.46%

J.P. Morgan Emerging Markets Bond Global Index	13.99%	7.81%	—	—

J.P. Morgan Emerging Markets Bond Index Plus	15.36%	7.67%	—	—

Lipper Emerging Markets Debt Fund Average	12.23%	6.91%	—	—

CHANGE IN VALUE    For periods ended 3/31/03

Past performance is no guarantee of future results.

03.31.03 I PIMCO Bond Funds Annual Report	7

AN INTERNATIONAL BOND FUND

PIMCO Foreign Bond Fund

•	PIMCO Foreign Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	The Foreign Bond Fund’s Class D Shares returned 9.13% for the 1-year period ended March 31, 2003, outperforming the 8.79% return of the J.P. Morgan Non-U.S. Index (Hedged).

•	An overweight in core European bonds relative to U.S. Treasuries detracted from returns, as investors flocked to the relative safety of Treasuries.

•	An underweight to longer maturities in the U.K. relative to longer maturity European bonds enhanced returns as their already relatively low yields were prevented from falling further due to concerns about additional issuance.

•	An underweight to Japanese bonds was positive for returns, as low yields and an expected increase in bond issuance prevented yields from falling as much as other developed global markets.

•	An allocation to real return bonds added to performance as prospects for the U.S. economy worsened while inflation expectations increased.

AVERAGE ANNUAL TOTAL  RETURN    For periods ended 3/31/03

	1 year	5 year	10 year	Inception (12/2/92)

PIMCO Foreign Bond Fund Class D	9.13%	6.78%	8.78%	9.00%

J.P. Morgan Non-U.S. Index (Hedged)	8.79%	7.04%	8.45%	—

Lipper International Income Fund Average	21.01%	5.37%	7.12%	—

CHANGE IN VALUE    For periods ended 3/31/03

Past performance is no guarantee of future results.

8	PIMCO Bond Funds Annual Report I 03.31.03

A MORTGAGE-BACKED BOND FUND

PIMCO GNMA Fund

•	PIMCO GNMA Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”).

•	The Fund’s Class D Shares trailed the Lehman Brothers GNMA Index for the 1-year period ended March 31, 2003, returning 8.16%, versus 8.46% for the Index.

•	The Fund’s greater-than-benchmark duration added to performance as rates declined across the maturity spectrum during the course of the year.

•	An underweight to the 15-year sector was negative as these issues provided relatively stable cash flows in the low mortgage rate environment.

•	Holdings of asset-backed bonds were negative for performance as credit events related to Conseco and National Century Financial Enterprises weighed on the sector.

•	The focus on 30-yr 6.5% issues was negative as lower coupons outperformed during the period.

•	Buying mortgage forwards and investing the purchase amount at relatively high short-term rates added to returns.

•	Prepayment continues to remain at unprecedented rates, but investor concerns about extension risk remain.

•	Financial institutions have played a key role in absorbing the supply of MBS over the past several quarters. Their willingness to be purchasers has influenced mortgage performance.

AVERAGE ANNUAL TOTAL RETURN    For periods ended 3/31/03

	1 year	5 year	10 year	Inception (7/31/97)

PIMCO GNMA Fund Class D	8.16%	7.68%	—	7.78%

Lehman Brothers GNMA Index	8.46%	7.17%	—	—

Lipper GNMA Fund Average	8.28%	6.33%	—	—

CHANGE IN VALUE    For periods ended 3/31/03

Past performance is no guarantee of future results.

03.31.03 I PIMCO Bond Funds Annual Report	9

A HIGH YIELD BOND FUND

PIMCO High Yield Fund

•	PIMCO High Yield Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least B by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

•	The Fund’s Class D Shares returned 5.18% for the annual period ended March 31, 2003 compared to 2.64% for the Merrill Lynch U.S. High Yield BB-B Rated Index. The Fund also outperformed the Lipper High Current Yield Fund category average, which returned 2.71%.

•	The Fund’s exposure to BBB rated issues helped relative returns as these issues significantly outperformed the lower quality tiers.

•	An overweight to telecom, with an emphasis on large-cap companies, contributed to returns as credits across the quality spectrum continued their positive trend for the sixth consecutive month.

•	An underweight to the transportation sector and a focus on secured Enhanced Equipment Trust Certificates (“EETCs”) added to returns as airlines came under additional pressure with the bankruptcy filings of UAL and US Air in late 2002, and more recently with the onset of war.

•	As the utility sector was the top performer in the first quarter of 2003, an underweight here detracted from relative performance.

•	Modest holdings of emerging market bonds were a significant contributor to outperformance as attractive yield premiums and improving economic fundamentals more than offset the sector’s risk.

AVERAGE ANNUAL TOTAL  RETURN    For periods ended 3/31/03

	1 year	5 year	10 year	Inception (12/15/92)

PIMCO High Yield Fund Class D	5.18%	2.86%	7.36%	7.79%

Merrill Lynch U.S. High Yield BB-B Rated Index	2.64%	1.85%	6.28%	—

Lipper High Current Yield Fund Average	2.71%	-1.02%	4.54%	—

CHANGE IN VALUE    For periods ended 3/31/03

Past performance is no guarantee of future results.

10	PIMCO Bond Funds Annual Report I 03.31.03

A SHORT DURATION BOND FUND

PIMCO Low Duration Fund

•	PIMCO Low Duration Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.

•	The Fund’s Class D Shares returned 7.73% for the annual period ended March 31, 2003, outperforming the Merrill Lynch 1-3 year Treasury Index return of 6.37%. The Fund also outperformed its Lipper peer group average, which was 5.38%.

•	The Fund maintained an above-benchmark duration for most of the period, which added to performance. Yields fell dramatically across the curve in response to significant economic weakness.

•	Our broader-than-Index maturity distribution had a negative impact on performance as the two-year portion of the curve performed best.

•	An emphasis on mortgage-backed securities was positive for performance as mortgages outperformed Treasuries.

•	The Fund’s corporate holdings were positive for performance. The sector’s yield advantage allowed it to outperform despite a high level of economic uncertainty and sustained volatility.

•	Developed non-U.S. holdings detracted from performance.

AVERAGE ANNUAL TOTAL    Return For periods ended 3/31/03

	1 year	5 year	10 year	Inception (5/11/87)

PIMCO Low Duration Fund Class D	7.73%	6.31%	6.30%	7.43%

Merrill Lynch 1-3 Year Treasury Index	6.37%	6.22%	5.87%	—

Lipper Short Investment Grade Debt Fund Average	5.38%	5.49%	5.38%	—

CHANGE IN VALUE    For periods ended 3/31/03

Past performance is no guarantee of future results.

03.31.03 I PIMCO Bond Funds Annual Report	11

A NATIONAL TAX-EXEMPT BOND FUND

PIMCO Municipal Bond Fund

•	PIMCO Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s Class D shares returned 6.10% for the fiscal year ended March 31, 2003 versus 9.89% for the Fund’s benchmark, the Lehman Brothers General Municipal Bond Index.

•	The return for the Lipper General Municipal Debt Fund Average, consisting of national municipal funds with average maturities of 10 years or greater, was 8.30% for the 1-year period ended March 31, 2003.

•	The Fund’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the municipal curve.

•	Interest-rate hedging strategies impeded returns as Treasury rates declined more than municipal rates.

•	The Fund’s average credit quality was AA+ at the end of the fiscal year, versus the benchmark’s average of AA.

•	The Fund’s Class D Share SEC yield after fees at March 31, 2003 was 3.37%, or 5.49% on a fully tax-adjusted basis with a federal tax rate of 38.6%.

•	Exposure to tobacco securitization debt hindered performance in March 2003 due to the judicial decision against Philip Morris in the Miles case in Illinois.

•	The combination of increased municipal supply and the overhang of budgetary issues for most states was the cause for underperformance of the municipal asset class versus many other fixed-income asset classes.

•	Underweight in California general obligation bonds was positive, as California’s projected deficit for fiscal 2004 increased from $21 billion to $35 billion, prompting S&P to downgrade California long-term debt from A+ to A.

AVERAGE ANNUAL TOTAL RETURN  For periods ended 3/31/03

	1 year	5 year	10 year	Inception (12/31/97)

PIMCO Municipal Bond Fund Class D	6.10%	5.17%	—	5.06%

Lehman Brothers General Municipal Bond Index	9.89%	6.07%	—	—

Lipper General Municipal Debt Fund Average	8.30%	4.57%	—	—

CHANGE IN VALUE For periods ended 3/31/03

Past performance is no guarantee of future results.

12	PIMCO Bond Funds Annual Report I 03.31.03

A STATE- SPECIFIC TAX-EXEMPT BOND FUND

PIMCO NY Municipal Bond Fund

•	PIMCO New York Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in municipal bonds whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal and New York income tax.

•	The Fund’s Class D Shares returned 8.35% for the fiscal year ended March 31, 2003 versus 11.14% for the Fund’s benchmark, the Lehman Brothers New York Insured Municipal Bond Index.

•	The Fund outperformed the return for the Lipper New York Municipal Debt Fund Average, consisting of New York municipal funds with average maturities of 10 years or more, which was 8.23% for the 1-year period ended March 31, 2003.

•	The Fund’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the muni curve.

•	Interest-rate hedging strategies detracted from returns as Treasury rates declined more than municipal rates.

•	The Fund’s credit quality averaged AA+ at the end of the fiscal year, versus the benchmark’s average of AA+.

•	The Fund’s Class D Share SEC yield after fees at March 31, 2003 was 2.98%, or 5.42% on a fully tax-adjusted basis with a federal tax rate of 38.6% and state tax rate of 6.45%.

•	Exposure to tobacco securitization debt hindered performance in March 2003 due to the judicial decision against Philip Morris in the Miles case in Illinois.

•	The combination of increased municipal supply and the overhang of budgetary issues for most states was the cause for underperformance of the municipal asset class versus many other fixed-income asset classes.

AVERAGE ANNUAL TOTAL RETURN    For periods ended 3/31/03

	1 year	5 year	10 year	Inception (8/31/99)

PIMCO New York Municipal Bond Fund Class D	8.35%	—	—	7.92%

Lehman Brothers New York Insured Municipal Bond Index	11.14%	—	—	—

Lipper New York Municipal Debt Fund Average	8.23%	—	—	—

CHANGE IN VALUE    For periods ended 3/31/03

Past performance is no guarantee of future results.

03.31.03 I PIMCO Bond Funds Annual Report	13

A REAL RETURN STRATEGY FUND

PIMCO Real Return Fund

•	PIMCO Real Return Fund seeks its investment objective by investing under normal circumstances at least 65% of its total assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations with quality and non-U.S. issuer restrictions.

•	For the 12 months ended March 31, 2003, the Class D Shares of the Real Return Fund returned 17.47%, versus 18.11% for the Lehman Brothers Global Real: U.S. TIPS Index.

•	Real yields decreased by 1.45% over the past 12 months, compared to a decrease of 1.72% for conventional U.S. Treasury issues of similar maturities.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 1.82% at March 31, 2003 for the 10-year maturity. This compares to a breakeven yield of 2.09% on March 31, 2002. The 12-month CPI-U change for the last report as of March 31, 2003, was 2.98%.

•	The effective duration of the Fund was 7.56 years on March 31, 2003, compared to a duration of 7.60 years for the benchmark.

•	The Fund’s duration was longer than that of the benchmark for most of the first eight months of the period, which was positive for performance as real yields dropped.

•	The Fund’s duration was shorter than the benchmark for the last four months of the period, which was a negative for performance as yields fell.

•	The Fund maintained a modest barbell strategy for the entire 12-month period, which was negative for performance compared to the benchmark as yields on short maturity TIPS fell further than yields on long maturity TIPS.

•	The Fund’s yield was improved by using a combination of TIPS buy-forward agreements and low duration, high quality conventional yield debt instruments. The steepness of the real yield curve made this an attractive option for the Fund.

AVERAGE ANNUAL TOTAL RETURN    For periods ended 3/31/03

	1 year	5 year	10 year	Inception (1/29/97)

PIMCO Real Return Fund Class D	17.47%	9.81%	—	8.62%

Lehman Brothers Global Real: U.S. TIPS Index	18.11%	9.19%	—	—

Lipper Intermediate U.S. Treasury Fund Average	16.32%	8.19%	—	—

CHANGE IN VALUE  For periods ended 3/31/03

Past performance is no guarantee of future results.

14	PIMCO Bond Funds Annual Report I 03.31.03

A NATIONAL SHORT DURATION TAX-EXEMPT BOND FUND

PIMCO Short Duration Municipal Income Fund

•	PIMCO Short Duration Municipal Income Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s Class D Shares returned 2.10% for the fiscal year ended March 31, 2003 versus 3.87% for the Fund’s benchmark, the Lehman Brothers 1-Year Municipal Bond Index.

•	The return for the Lipper Short Municipal Debt Fund Average, consisting of national municipal funds with average maturities between 1 and 5 years, was 4.26% for the 1-year period ended March 31, 2003.

•	The Fund’s effective duration was managed slightly above that of the benchmark, helping performance as yields declined across the muni curve.

•	Interest-rate hedging strategies hindered returns as Treasury rates declined more than municipal rates.

•	The Fund’s average credit quality was AA+ at the end of the fiscal year, versus the benchmark’s average of AA.

•	The Fund’s Class D SEC yield after fees at March 31, 2003 was 1.49%, or 2.43% on a fully tax-adjusted basis with a federal tax rate of 38.6%.

•	Exposure to tobacco securitization debt hindered performance in March 2003 due to the judicial decision against Philip Morris in the Miles case in Illinois.

•	The combination of increased municipal supply and the overhang of budgetary issues for most states was the cause for underperformance of the municipal asset class versus many other fixed-income asset classes.

•	Underweight in California general obligation bonds was positive, as California’s projected deficit for fiscal 2004 increased from $21 billion to $35 billion, prompting S&P to downgrade California long-term debt from A+ to A.

AVERAGE ANNUAL TOTAL RETURN  For periods ended 3/31/03

	1 year	5 year	10 year	Inception (8/31/99)

PIMCO Short Duration Municipal Income Fund Class D	2.10%	—	—	3.82%

Lehman Brothers 1-Year Municipal Bond Index	3.87%	—	—	—

Lipper Short Municipal Debt Fund Average	4.26%	—	—	—

CHANGE IN VALUE For periods ended 3/31/03

Past performance is no guarantee of future results.

03.31.03 I PIMCO Bond Funds Annual Report	15

A SHORT DURATION BOND FUND

PIMCO Short-Term Fund

•	PIMCO Short-Term Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.

•	The Fund’s Class D Shares returned 3.30% for the annual period ended March 31, 2003, outperforming the Salomon 3-Month Treasury Bill Index return of 1.56%.

•	An above-Index duration boosted returns as short-term interest rates fell significantly.

•	Mortgage-backed holdings provided an attractive source of yield and positive price performance during 2002 and 2003.

•	The Fund’s investment-grade corporate holdings slightly enhanced performance due to a revival in investor risk appetite during the latter half of 2002 and the first quarter of 2003. This was slightly offset by concerns surrounding corporate profitability and disclosure practices during 2002.

•	Limited holdings of U.S. dollar-denominated emerging markets bonds had a positive impact on performance as economic fundamentals continued to improve.

•	An allocation to real return bonds was positive as most real yields fell amid strong demand from investors.

•	Asset-backed bonds helped returns, providing yields that exceeded short-term Treasuries.

AVERAGE ANNUAL TOTAL RETURN  For periods ended 3/31/03

	1 year	5 year	10 year	Inception (10/7/87)

PIMCO Short-Term Fund Class D	3.30%	4.92%	5.37%	5.84%

Salomon 3-Month Treasury Bill Index	1.56%	4.09%	4.46%	—

Lipper Ultra-Short Obligations Fund Average	2.76%	4.74%	4.91%	—

CHANGE IN VALUE  For periods ended 3/31/03

Past performance is no guarantee of future results.

16	PIMCO Bond Funds Annual Report I 03.31.03

AN ENHANCED INDEX STOCK FUND

PIMCO StocksPLUS Fund

•	PIMCO StocksPLUS Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments.

•	Investors fled to safe assets amid worries about sluggish growth, corporate scandals and geopolitical uncertainty. Most sectors of the bond market fared well whereas most stock market indexes experienced significant declines.

•	The S&P 500 Index posted a total return of –24.76% for the 12-months ended March 31, 2003. The StocksPLUS Fund Class D Shares delivered a total return of –22.71%, outperforming the S&P 500 Index.

•	A longer relative duration and broader exposure to the yield curve allowed the Fund to benefit from price appreciation associated with falling interest rates; the upward slope of the yield curve also resulted in the capture of attractive yield premium.

•	Mortgage-backed securities provided an attractive source of yield and enhanced the Fund’s credit quality.

•	Corporate fixed income holdings were positive overall for performance due to high relative yield premiums and stable price performance.

•	Modest holdings of upper-tier emerging market bonds helped performance as the sector benefited from improving issuer fundamentals, higher commodity prices and significant cash inflows.

AVERAGE ANNUAL TOTAL RETURN    For periods ended 3/31/03

	1 year	5 year	10 year	Inception (5/13/93)

PIMCO StocksPLUS Fund Class D	–22.71%	–3.49%	—	9.27%

S&P 500 Index	–24.76%	–3.77%	—	—

Lipper Large-Cap Core Fund Average	–25.78%	–5.00%	—	—

CHANGE IN VALUE    For periods ended 3/31/03

Past performance is no guarantee of future results.

03.31.03 I PIMCO Bond Funds Annual Report	17

A MORTGAGE-BACKED BOND FUND

PIMCO Total Return Mortgage Fund

•	PIMCO Total Return Mortgage Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related fixed income instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls).

•	The Fund’s Class D Shares outperformed the Lehman Brothers Mortgage Index for the year ended March 31, 2003, returning 9.05%, versus 8.68% for the Index.

•	The Fund’s greater-than-benchmark duration added to performance as rates declined across the maturity spectrum over the course of the year.

•	A modest allocation to GNMA II ARMs added to returns for most of the year as they provided attractive yields relative to their short durations; however, in the recent quarter, historically low mortgage rates prompted record refinancing activity, including investors moving out of ARMs and into fixed-rate pass-throughs.

•	A focus on the 15-Year FNMA sector added to returns as investors preferred the relatively stable cash flows offered by these securities.

•	An emphasis on lower coupons helped protect against rapid prepayments and contributed positively to performance for the period.

•	Buying mortgage forwards and investing the purchase amount at relatively high short-term rates added to returns.

•	Prepayment continues to remain at unprecedented rates, but investor concerns about extension risk remain.

•	Financial institutions have played a key role in absorbing the supply of MBS over the past several quarters. Their willingness to be purchasers has influenced mortgage performance.

AVERAGE ANNUAL TOTAL RETURN  For periods ended 3/31/03

	1 year	5 year	10 year	Inception (7/31/97)

PIMCO Total Return Mortgage Fund Class D	9.05%	7.66%	—	7.90%

Lehman Brothers Mortgage Index	8.68%	7.19%	—	—

Lipper U.S. Mortgage Fund Average	8.18%	6.34%	—	—

CHANGE IN VALUE  For periods ended 3/31/03

Past performance is no guarantee of future results.

18	PIMCO Bond Funds Annual Report I 03.31.03

Footnotes

Past performance is no guarantee of future results. Investment return and the value of an investor’s shares will fluctuate and may be worth more or less than original cost when redeemed. The average annual total return measures performance assuming that all dividend and capital gain distributions were reinvested. Returns shown do not reflect the deduction of taxes that a shareholder would pay (i) on fund distributions or (ii) the redemption of fund shares. Returns represent the blended performance of the Fund’s D shares and the prior performance of the Fund’s Institutional shares, adjusted, as necessary, to reflect D share current sales charges and different operating expenses. The D shares were first offered in April 1998 for the PIMS Funds except CA Intermediate Municipal, NY Municipal and Short Duration Municipal D on 1/00, CA Municipal D on 5/00, Emerging Markets D on 3/00, GNMA D on 6/01 and CommodityRealReturn Strategy D on 12/02. The credit quality of the investment in the portfolio does not apply to the stability or safety of the fund. The Growth of $10,000 does not include the effect of the maximum initial sales charge only associated with class A shares. The Lipper Averages are calculated by Lipper, Inc. It is the total return performance average of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges. This report may not be distributed publicly unless accompanied or preceded by the current PIMCO Funds prospectus. An investment in a (the) fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. In addition, it is possible to lose money on investments in a (the) fund. PIMCO Advisors Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.pimcoadvisors.com, 1-888-87-PIMCO.

03.31.03 I PIMCO Bond Funds Annual Report	19

Schedule of Investments

California Intermediate Municipal Bond Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

MUNICIPAL BONDS & NOTES 98.4%
California 77.5%
A B C California Unified School District General Obligation Bonds, (FGIC Insured), Series 2001
0.000% due 08/01/2030	$1,850	$431
0.000% due 08/01/2031	1,285	283
0.000% due 08/01/2032	1,965	411
0.000% due 08/01/2033	1,670	329
0.000% due 08/01/2034	1,755	328
Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	3,500	3,582
Anaheim, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 1999
4.625% due 10/01/2027 (a)	150	161
Antioch, California Public Financing Authority Reassessment Revenue Bonds, Series 1998-B
5.500% due 09/02/2008	475	502
Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, (California Mtg. Insured), Series 2001
5.250% due 04/01/2026	2,000	2,041
Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, (California State Mtg. Insured), Series 2003
5.200% due 11/15/2022	2,000	2,016
Banning, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
4.000% due 08/01/2011	175	183
4.000% due 08/01/2012	225	233
Bay Area Toll Authority California Toll Bridge Revenue Bonds, Series 2001
1.100% due 04/01/2029 (a)	600	600
1.200% due 04/01/2025	500	500
California Educational Facilities Authority Revenue Bonds, Series 1997-A
5.700% due 10/01/2015	135	154
California Health Facilities Financing Authority Revenue Bonds, (CA MTG Insured), Series 2000
5.000% due 09/01/2010	350	378
California Housing Financial Agency Revenue Bonds, (AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011	100	107
California Infrastructure & Economic Development Bank Insured Revenue Bonds, Series 2002
1.150% due 04/01/2042 (a)	2,150	2,150
California Pollution Control Financing Authority Revenue Bonds, Series 1999-A
4.500% due 08/01/2003	150	152
California State Department of Water Resources Central Valley Project Revenue Bonds, Series 1997
5.000% due 12/01/2022	125	128
California State General Obligation Bonds, (FGIC Insured), Series 1997
5.000% due 10/01/2004	325	343
California State General Obligation Bonds, (MBIA Insured), Series 1991
6.600% due 02/01/2011	1,000	1,207
California State General Obligation Bonds, (MBIA Insured), Series 1992
7.500% due 10/01/2007	400	488
California State General Obligation Bonds, Series 1991
6.500% due 09/01/2010	1,730	2,048
California State General Obligation Bonds, Series 1997-BL
5.300% due 12/01/2012	400	419
California State General Obligation Bonds, Series 2000
5.250% due 03/01/2005	100	107
5.250% due 03/01/2013	300	323
5.700% due 12/01/2032	180	184
California State General Obligation Bonds, Series 2002
5.250% due 04/01/2030	3,000	3,045
California State Inverse-Floater Bonds, Series 1992
11.059% due 09/01/2012 (a)	5,000	7,044
California State Public Works Board Lease Revenue Bonds, Series 1994-A
6.375% due 11/01/2014	500	551
California Statewide Communities Development Authority Apartment Development Revenue Bonds, Series 1998-A-3
5.100% due 05/15/2025	2,000	2,118
California Statewide Communities Development Authority Certificates of Participation Bonds, Series 1994
6.500% due 07/01/2015	1,000	1,087
California Statewide Communities Development Authority Revenue Bonds, (CA Mortgage Insured), Series 2001
5.000% due 10/01/2018	2,000	2,045
California Statewide Communities Development Authority Revenue Bonds, Series 1998
5.250% due 05/15/2025	1,000	1,058
California Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	1,015
6.750% due 07/01/2032 (b)	2,705	2,773
California Statewide Financing Authority Tobacco Settlement Revenue Bonds, Series 2002
4.600% due 05/01/2012	1,030	967
California Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	858
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1997
7.100% due 09/01/2021	1,950	2,330
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020	1,500	1,491
Chico, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1996
5.200% due 04/01/2011	485	516
Chula Vista, California Special Tax Bonds, Series 2000-1
6.350% due 09/01/2017	230	242
6.400% due 09/01/2018	120	126
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	1,000	1,018
East Bay, California Municipal Utility District Wastewater Treatment System Revenue Bonds, (AMBAC Insured), Series 1993
9.370% due 06/01/2020 (a)	6,000	6,326
East Bay, California Municipal Utility District Water System Revenue Bonds, (MBIA Insured), Series 1993
9.270% due 06/01/2013 (a)	3,450	3,637
East Bay, California Municipal Utility District Water System Revenue Bonds, Series 2002-A
1.100% due 06/01/2025 (a)	3,000	3,000
Evergreen, California School District General Obligation Bonds, (FGIC Insured), Series 2000-C
10.000% due 09/01/2005	465	559
10.000% due 09/01/2006	380	482
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
5.875% due 01/15/2027	2,500	1,839
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	313
Fresno, California Special Tax Bonds, Series 1998
4.750% due 09/01/2005	755	764
Golden State Tobacco Securitization Corporate Revenue Bonds, Series 2003
5.000% due 06/01/2021	7,700	7,679
Healdsburg, California Community Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,530	2,621
Irvine Ranch California Water District Certificate Participation, (LOC-Toronto Dominio Bank Insured), Series 1986
1.150% due 08/01/2016	1,400	1,400
Irvine Ranch, Water District Revenue Bonds, Series 1993
1.150% due 10/01/2004	1,100	1,100
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series 1993-A
1.100% due 07/01/2020 (a)	2,100	2,100
Long Beach, California Harbor Revenue Bonds, (MBIA Insured), Series 1995
6.500% due 05/15/2005	220	241
Long Beach, California Harbor Revenue Bonds, Series 1993
4.700% due 05/15/2004	150	156
Los Altos, California School District General Obligation Bonds, Series 2001
5.000% due 08/01/2016	200	214
Los Angeles, California Community Redevelopment Agency Certificates of Participation Bonds, Series 1984
7.550% due 11/01/2008	340	352

20	PIMCO Bond Funds Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 07/01/2013	$1,500	$1,667
Los Angeles, California General Obligation Bonds, Series 2002
4.000% due 09/01/2012	2,525	2,611
Los Angeles, California State Building Authority Lease Revenue Bonds, Series 1999-A
4.600% due 10/01/2007	150	163
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999-C
4.750% due 07/01/2010	30	33
Lucia Mar Unified School District, California General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,263
Manhattan Beach, California Unified School District General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 09/01/2025	1,400	429
Metropolitan Water District Southern California General Obligation Bonds, Series 1993-A1
7.250% due 03/01/2007	150	179
Metropolitan Water District Southern California Revenue Inverse Floater Bonds, Series 1993
9.031% due 10/30/2020 (a)	600	652
Murrieta Valley, California Unified School District Special Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025	580	592
6.400% due 09/01/2031	700	714
Orange County, California Community Facilities District Special Tax Bonds, Series 2000
5.600% due 08/15/2011	455	470
5.700% due 08/15/2012	485	498
5.800% due 08/15/2013	600	616
6.200% due 08/15/2018	1,025	1,049
Orange County, California Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	3,250	3,838
Orange County, California Revenue Bonds, (MBIA Insured), Series 1995-A
6.000% due 06/01/2010	1,000	1,178
Orange County, California Sanitation District Certificates of Participation Bonds, (SPA-DEXIA Public Finance Insured), Series 2000
1.150% due 08/01/2030 (a)	1,100	1,100
Oxnard, California Improvement Bond Act 1915 Special Assessment Bonds, Series 1997
5.500% due 09/02/2004	1,130	1,167
Pacific Housing & Finance Agency, California Revenue Bonds, (MBIA Insured), Series 1999
4.625% due 12/01/2004	250	257
Pleasant Valley, California School District Ventura County General Obligation Bonds, (MBIA Insured), Series 2002
5.850% due 08/01/2031	2,500	2,956
Port of Oakland, California Revenue Bonds, (FGIC Insured), Series 2000
5.500% due 11/01/2009	500	566
Redding, California Electric System Revenue Certificates of Participation, (FGIC Insured), Series 1993
5.684% due 06/28/2019	500	522
Riverside County, California Asset Leasing Corp. Revenue Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010	250	284
Sacramento, California Municipal Utility District Revenue Bonds, Series 1983-M
9.000% due 04/01/2013	960	1,286
San Bernardino County, California Certificates of Participation Bonds, (MBIA Insured), Series 2002
5.000% due 07/01/2015	2,365	2,604
San Diego, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 07/01/2026	1,000	1,025
San Francisco, California City & County Airport Commission International Airport Revenue Bonds, (FGIC Insured), Series 1996-12-A
5.625% due 05/01/2005	400	432
San Francisco, California City & County Airport CommissionInternational Airport Revenue Bonds, (FSA Insured), Series 1998-16A
5.500% due 05/01/2015	300	327
San Francisco, California City & County Airport CommissionInternational Airport Revenue Bonds, (MBIA Insured), Series 1996-14A
8.000% due 05/01/2005	500	562
San Jose, California Multifamily Housing Revenue Bonds, (Bay View Bank & Federal Home Loan Bank Insured), Series 1999
4.950% due 06/01/2039	990	1,068
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	600	707
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,073
San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	120	147
Santa Margarita/Dana Point Authority, California Revenue Bonds, (MBIA Insured), Series 1994-A
7.250% due 08/01/2006	150	176
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 1999-A
7.300% due 10/01/2007	150	156
Stockton, California Certificates of Participation, Series 1999
4.750% due 08/01/2006	120	130
Tulare County, California Certificates of Participation Bonds, (MBIA Insured), Series 1998
5.000% due 08/15/2013	3,225	3,577
Vernon, California Electric Systems Revenue Bonds, Series 2003
1.000% due 04/01/2010	1,135	1,188
West Sacramento, California Financing Authority Revenue Bonds, (FGIC Insured), Series 2002
5.000% due 08/01/2032	2,675	2,738

		121,855

Illinois 1.0%
Illinois Educational Facilities Authority Revenue Bonds,Series 1993
9.770% due 07/01/2012 (a)	1,400	1,631

Louisiana 1.0%
Louisiana Tobacco Settlement Financing Corporate Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,000	1,618

New Hampshire 1.9%
New Hampshire Health & Educational Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 07/01/2014	2,690	2,999

New Jersey 1.8%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2031	2,000	2,478
6.800% due 04/01/2018	250	268
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	150	141

		2,887

Puerto Rico 8.4%
Children Trust Fund Tobacco Settlement Revenue Bonds, Series 2002
5.000% due 05/15/2009	1,000	1,032
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds,O (FSA Surety Bond Insured), Series 1985-A
9.000% due 07/01/2009	3,835	4,331
Puerto Rico Commonwealth General Obligation Bonds, (MBIA Insured), Series 1995
5.200% due 07/01/2006	410	451
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds, Series 1993-X
5.200% due 07/01/2003	500	505
5.350% due 07/01/2005	5,000	5,114
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998-A
5.250% due 07/01/2010	150	168
Puerto Rico Electric Power Authority Revenue Bonds, Series 1995-X
6.125% due 07/01/2021	500	563
Puerto Rico Industrial Tourist Educational, Medical & Environmental Control Facilities Revenue Bonds, Series 2000
5.300% due 11/15/2005	250	271
Puerto Rico Industrial Tourist Environmental Central Facilities Revenue Bonds, Series 2000
5.300% due 11/15/2004	150	159
Puerto Rico Public Finance Corp. Revenue Bonds, (AMBAC Insured), Series 1998-A
5.000% due 06/01/2007	500	558

		13,152

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	21

Schedule of Investments (Cont.)

California Intermediate Municipal Bond Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

Texas 0.2%
Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
8.490% due 02/15/2024 (a)	$250	$258

Virgin Islands 3.8%
Virgin Islands Government Refinery Facility Revenue Bonds, Series 2002
6.500% due 07/01/2021	1,000	1,014
Virgin Islands Public Finance Authority Revenue Bonds, Series 1998-C
5.500% due 10/01/2007	1,500	1,642
5.500% due 10/01/2008	3,000	3,276

		5,932

Washington 2.8%
Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
6.625% due 06/01/2032	4,750	4,389

Total Municipal Bonds & Notes (Cost $ 148,972)		154,721

SHORT-TERM INSTRUMENTS 0.6%
Money Market Fund 0.2%
Reich & Tang New York Money Market
0.530% due 04/01/2003	357	357

U.S. Treasury Bills 0.4%
1.141% due 05/08/2003-05/15/2003 (c)(d)	595	594

Total Short-Term Instruments (Cost $951)		951

Total Investments 99.0% (Cost $ 149,923)		$155,672
Other Assets and Liabilities (Net) 1.0%		1,517

Net Assets 100.0%		$157,189

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Restricted security.

(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d)	Securities with an aggregate market value of $ 59O4 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation

U.S. Treasury 30 Year Bond
(06/2003)—Short	262	$337

22	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Schedule of Investments

California Municipal Bond Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

MUNICIPAL BONDS & NOTES 96.0%
California 82.0%
Alameda-Contra Costa Schools Financing Authority Revenue Bonds, Series 2003
1.200% due 08/01/2024 (a)	$100	$100
Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 2002
3.900% due 10/01/2012	500	513
Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, (California State Mtg. Insured), Series 2003
5.200% due 11/15/2022	1,000	1,008
California State Department Water Center Revenue Bonds, Series 1993
8.375% due 12/01/2003	150	157
California State General Obligation Bonds, Series 2001
5.125% due 03/01/2031	625	628
California State Inverse-Floater Bonds, Series 1992
11.059% due 09/01/2012 (a)	500	704
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.125% due 10/01/2030	400	392
California Statewide Communities Development Authority Revenue Bonds, Series 2002
6.750% due 07/01/2032 (b)	400	410
California Statewide Tobacco Settlement Financing Authority Revenue Bonds, Series 2002
4.875% due 05/01/2014	295	273
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020	400	398
Chula Vista, California Special Tax Bonds, Series 2000-1
6.400% due 09/01/2018	125	131
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	150	153
East Bay, California Municipal Utility District Water System Revenue Bonds, (MBIA Insured), Series 1993
9.270% due 06/01/2013 (a)	400	422
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
5.875% due 01/15/2027	500	368
Fresno, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
6.000% due 08/01/2026	500	596
Los Angeles, California Department of Water & Power Waterworks Revenue Bonds, (MBIA Insured), Series 1994
6.375% due 07/01/2034	350	378
Los Angeles, California General Obligation Bonds, Series 2002
4.000% due 09/01/2012	500	517
Los Angeles, California Water and Power Revenue Bonds, Series 2001
1.150% due 07/01/2034 (a)	150	150
Metropolitan Water District Southern California Revenue Inverse Floater Bonds, Series 1993
9.031% due 10/30/2020 (a)	200	217
Metropolitan Water District Southern California Waterworks Revenue Bonds, (Lloyds TSB Bank PLC Insured), Series 2001
1.050% due 07/01/2036 (a)	200	200
Murrieta Valley, California Unified School District Special Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025	55	56
Orange County, California Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	750	886
Orange County, California Revenue Bonds, (MBIA Insured), Series 1995-A
6.000% due 06/01/2010	400	471
Pioneers Memorial Healthcare District, California General Obligation Bonds, (AMBAC Insured), Series 1998
5.125% due 10/01/2024	400	412
Placer, California Unified High School District General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 08/01/2018	1,450	702
Pleasant Valley, California School District Ventura County General Obligation Bonds, (MBIA Insured), Series 2002
5.850% due 08/01/2031	500	591
San Bernardino County, California Certificates of Participation Bonds, (MBIA Insured), Series 2001
4.000% due 11/01/2012	50	51
San Diego, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 07/01/2026	1,000	1,025
San Joaquin Hills, California Transportation Corridor Agency Toll Road Revenue Bonds, (MBIA Insured), Series 1997
0.000% due 01/15/2032	500	108
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	300	353
Southern California Public Power Authority Revenue Bonds, (FSA-CR Insured), Series 1993
5.000% due 07/01/2015	110	113

		12,483

Louisiana 4.0%
Louisiana Tobacco Settlement Financing Corporate Revenue Bonds, Series 2001
5.875% due 05/15/2039	750	607

Massachusetts 0.7%
Massachusetts State College Building Authority Revenue Bonds, Series 2003
5.500% due 05/01/2033	100	112

New Jersey 3.5%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018	500	537

Puerto Rico 1.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, (FSA Surety Bond Insured), Series 1985-A
9.000% due 07/01/2009	205	231

Virgin Islands 4.3%
Virgin Islands Government Refinery Facility Revenue Bonds, Series 2002
6.500% due 07/01/2021	200	203
Virgin Islands Public Finance Authority Revenue Bonds, Series 1998-C
5.500% due 10/01/2008	405	442

		645

Total Municipal Bonds & Notes (Cost $14,155)		14,615

SHORT-TERM INSTRUMENTS 2.6%
Money Market Fund 1.9%
Reich & Tang New York Money Market
0.530% due 04/01/2003	295	295

U.S. Treasury Bills 0.7%
1.136% due 05/08/2003- 05/15/2003 (c)(d)	105	105

Total Short-Term Instruments (Cost $400)		400

Total Investments 98.6% (Cost $14,555)		$15,015
Other Assets and Liabilities (Net) 1.4%		207

Net Assets 100.0%		$15,222

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Restricted security.

(c)	Securities with an aggregate market value of $ 105 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation

U.S. Treasury 30 Year Bond
(06/2003)—Short	35	$44

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	23

Schedule of Investments

CommodityRealReturn Strategy Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 5.1%
Banking & Finance 4.8%
CIT Group, Inc.
2.630% due 01/09/2004 (a)	$3,600	$3,613
Ford Motor Credit Co.
3.227% due 10/25/2004 (a)	200	191
General Motors Acceptance Corp.
2.088% due 01/20/2004 (a)	2,200	2,189
Studio Re Ltd.
6.500% due 07/07/2006 (a)	250	250
Travelers Property Casualty Corp.
3.750% due 03/15/2008	100	100

		6,343

Industrials 0.3%
DaimlerChrysler North America Holding Corp.
7.750% due 06/15/2005	100	110
Pemex Project Funding Master Trust
7.375% due 12/15/2014	250	257

		367

Total Corporate Bonds & Notes (Cost $6,709)		6,710

U.S. TREASURY OBLIGATIONS 94.2%
Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007	5,791	6,373
3.625% due 01/15/2008	4,358	4,879
3.875% due 01/15/2009	35,449	40,400
4.250% due 01/15/2010	14,038	16,420
3.500% due 01/15/2011	1,044	1,172
3.375% due 01/15/2012	2,302	2,575
3.000% due 07/15/2012	2,147	2,337
3.625% due 04/15/2028	28,239	33,198
3.875% due 04/15/2029	14,090	17,327

Total U.S. Treasury Obligations (Cost $123,859)		124,681

SOVEREIGN ISSUES 0.8%
United Mexican States
6.375% due 01/16/2013	1,000	1,003

Total Sovereign Issues (Cost $976)		1,003

SHORT-TERM INSTRUMENTS 5.2%
Commercial Paper 4.7%
Fannie Mae
1.230% due 07/01/2003	3,500	3,490
Freddie Mac
1.180% due 05/13/2003	2,700	2,696
HBOS Treasury Services PLC
1.250% due 04/02/2003	100	100

		6,286

Repurchase Agreement 0.5%
State Street Bank
1.050% due 04/01/2003	700	700

(Dated 03/31/2003. Collateralized byFreddie Mac 2.050% due 01/28/2005 valuedat $717. Repurchase proceeds are $700.)
Total Short-Term Instruments (Cost $6,985)		6,986

Total Investments 105.3% (Cost $138,529)		$139,380

Other Assets and Liabilities (Net) (5.3%)		(7,033)

Net Assets 100.0%		$132,347

Notes to Schedule of Investments (amounts in thousands):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Principal amount of security is adjusted for inflation.

(c)	Short sales open at March 31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury
Note	4.250	01/15/2010	$10,150	$11,872	$11,648
U.S. Treasury
Note	3.000	11/15/2007	1,000	1,014	1,011
U.S. Treasury
Note	4.000	11/15/2012	1,000	1,015	1,027

				$13,901	$13,686

(d) Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized Appreciation

Receive total return on Dow Jones—AIG Commodity Index and pay a floating rate based on 1-month Treasury Bill rate plus 0.680%.
Counterparty: AIG International, Inc. Exp. 04/30/2003	$115,000	$0
Receive total return on Dow Jones—AIG Commodity Index and pay a floating rate based on 1-month Treasury Bill rate plus 0.750%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 04/30/2003	15,000	0

		$0

24	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Schedule of Investments

Emerging Markets Bond Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

BERMUDA 0.0%
IMEXA Export Trust
10.625% due 12/31/2005	$42	$25

Total Bermuda (Cost $42)		25

BRAZIL 25.7%
Republic of Brazil
2.562% due 04/15/2006 (a)	$21,840	19,957
11.250% due 07/26/2007	1,000	937
11.500% due 03/12/2008	3,250	2,998
2.625% due 04/15/2009 (a)	22,603	17,856
14.500% due 10/15/2009	540	546
12.000% due 04/15/2010	1,000	910
11.000% due 01/11/2012	4,710	4,015
8.000% due 04/15/2014	119,436	94,653
12.750% due 01/15/2020	2,250	1,968
2.562% due 04/15/2024 (a)	1,100	742
6.000% due 04/15/2024	11,667	8,378
8.875% due 04/15/2024 (b)	3,350	2,177
8.875% due 04/15/2024	500	321
10.125% due 05/15/2027 (b)	7,650	5,431
12.250% due 03/06/2030 (b)	5,625	4,669
11.000% due 08/17/2040 (b)	36,244	27,274

Total Brazil (Cost $181,231)		192,832

BULGARIA 0.6%
Republic of Bulgaria
2.187% due 07/28/2011 (a)	$1,920	1,824
2.187% due 07/28/2012 (a)	1,375	1,320
2.687% due 07/28/2024 (a)	1,050	1,013

Total Bulgaria (Cost $3,853)		4,157

CAYMAN ISLANDS 1.3%
OUB Sovereign Emerging Market CBO—II Ltd.
2.150% due 05/12/2009 (a)	$10,000	10,008

Total Cayman Islands (Cost $10,006)		10,008

CHILE 2.9%
Republic of Chile
5.625% due 07/23/2007	$4,505	4,771
6.875% due 04/28/2009	710	787
7.125% due 01/11/2012 (b)	6,165	6,908
5.500% due 01/15/2013	9,340	9,423

Total Chile (Cost $21,440)		21,889

COLOMBIA 6.6%
Republic of Colombia
7.625% due 02/15/2007	$1,750	1,737
9.750% due 04/23/2009	4,250	4,420
10.000% due 01/23/2012	1,000	1,030
10.750% due 01/15/2013	19,450	20,617
11.750% due 02/25/2020	2,000	2,190
10.375% due 01/28/2033	19,860	19,612

Total Colombia (Cost $47,929)		49,606

CROATIA 0.2%
Republic of Croatia
2.187% due 07/31/2010 (a)	$1,486	1,479

Total Croatia (Cost $1,478)		1,479

DOMINICAN REPUBLIC 0.2%
Dominican Republic
9.500% due 09/27/2006	$1,070	1,144

Total Dominican Republic (Cost $1,136)		1,144

ECUADOR 2.2%
Republic of Ecuador
12.000% due 11/15/2012	$3,380	2,456
6.000% due 08/15/2030 (a)	6,700	3,538
6.000% due 08/15/2030 (b)	20,175	10,572

Total Ecuador (Cost $14,966)		16,566

EL SALVADOR 0.3%
Republic of El Salvador
8.500% due 07/25/2011	$2,040	2,261

Total El Salvador (Cost $2,180)		2,261

MALAYSIA 2.3%
Petronas Capital Ltd.
7.000% due 05/22/2012	$5,000	5,412
7.875% due 05/22/2022	3,000	3,184
Republic of Malaysia
8.750% due 06/01/2009	4,400	5,397
7.500% due 07/15/2011 (b)	3,390	3,915

Total Malaysia (Cost $17,658)		17,908

MEXICO 18.7%
Banco Nacional de Comercio Exterior
7.250% due 02/02/2004	$200	209
Banco Nacional de Obras
9.625% due 11/15/2003	500	525
Pemex Project Funding Master Trust
8.500% due 02/15/2008	1,000	1,134
9.125% due 10/13/2010	100	117
8.000% due 11/15/2011	2,350	2,580
7.375% due 12/15/2014	4,380	4,506
8.625% due 02/01/2022	17,214	18,204
Telefonos de Mexico S.A.
8.250% due 01/26/2006	1,000	1,124
United Mexican States
9.750% due 04/06/2005	50	58
8.500% due 02/01/2006	1,500	1,736
9.875% due 02/01/2010	9,620	11,929
8.375% due 01/14/2011 (b)	13,745	15,864
7.500% due 01/14/2012	4,301	4,700
6.375% due 01/16/2013	1,400	1,403
6.625% due 03/03/2015	2,500	2,506
11.375% due 09/15/2016 (b)	27,000	37,159
8.125% due 12/30/2019 (b)	1,770	1,908
8.000% due 09/24/2022 (b)	14,250	14,948
11.500% due 05/15/2026 (b)	4,055	5,636
8.300% due 08/15/2031 (b)	12,700	13,684
United Mexican States Value Recovery Right
0.000% due 06/30/2003 (a)	17,596	80
0.000% due 06/30/2004 (a)	19,094	87
0.000% due 06/30/2005 (a)	19,094	67
0.000% due 06/30/2006 (a)	19,094	15
0.000% due 06/30/2007 (a)	17,325	3

Total Mexico (Cost $134,380)		140,182

MOROCCO 0.4%
Kingdom of Morocco
2.562% due 01/05/2009	$935	869
2.562% due 01/05/2009 (a)	750	698
Morroco Restructured
2.750% due 01/01/2009 (a)	1,480	1,376

Total Morocco (Cost $2,871)		2,943

PANAMA 5.7%
Republic of Panama
8.250% due 04/22/2008	$3,190	3,405
9.625% due 02/08/2011	5,665	6,414
9.375% due 07/23/2012	5,647	6,254
9.375% due 07/23/2012 (b)	7,720	8,531
2.750% due 07/17/2016 (a)	2,027	1,662
10.750% due 05/15/2020	500	581
9.375% due 01/16/2023	6,620	6,984
8.875% due 09/30/2027	8,580	8,816
9.375% due 04/01/2029	175	192

Total Panama (Cost $40,577)		42,839

PERU 4.4%
Republic of Peru
9.125% due 02/21/2012	$2,571	2,719
9.875% due 02/06/2015	9,300	10,044
4.500% due 03/07/2017	11,319	9,013
5.000% due 03/07/2017	13,128	11,126

Total Peru (Cost $31,894)		32,902

POLAND 0.5%
Republic of Poland
6.000% due 10/27/2014	$2,444	2,450
3.750% due 10/27/2024 (b)	1,190	1,019

Total Poland (Cost $3,350)		3,469

RUSSIA 17.2%
Russian Federation
8.750% due 07/24/2005	$20	22
10.000% due 06/26/2007	1,200	1,416
8.250% due 03/31/2010	7,000	7,735
11.000% due 07/24/2018	1,950	2,574
12.750% due 06/24/2028 (b)	2,100	3,122
5.000% due 03/31/2030	132,056	114,446

Total Russia (Cost $123,080)		129,315

SOUTH AFRICA 0.2%
Republic of South Africa
9.125% due 05/19/2009	$300	366
7.375% due 04/25/2012	695	784

Total South Africa (Cost $1,041)		1,150

SOUTH KOREA 3.6%
Export-Import Bank Korea
7.100% due 03/15/2007	$2,000	2,198
Hanvit Bank
12.750% due 03/01/2010 (a)	5,000	5,712
Republic of Korea
8.875% due 04/15/2008	16,000	19,261

Total South Korea (Cost $27,166)		27,171

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	25

Schedule of Investments (Cont.)

Emerging Markets Bond Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

TUNISIA 2.5%
Banque Centrale De Tunisie
7.375% due 04/25/2012 (b)	$17,335	$18,678

Total Tunisia (Cost $ 17,992)		18,678

UKRAINE 0.7%
Republic of Ukraine
11.000% due 03/15/2007	$4,984	5,438

Total Ukraine (Cost $ 5,162)		5,438

UNITED STATES 0.2%
Corporate Bonds & Notes 0.2%
Korea Development Bank
5.500% due 11/13/2012	$1,000	994
Petroleos Mexicanos
9.375% due 12/02/2008	250	291

Total United States (Cost $ 1,273)		1,285

SHORT-TERM INSTRUMENTS 23.6%
Commercial Paper 21.8%
Anz, Inc.
1.240% due 05/05/2003	$12,000	11,986
1.250% due 05/27/2003	800	798
Barclays U.S. Funding Corp.
1.253% due 05/06/2003	5,000	4,994
1.255% due 06/04/2003	8,000	7,982
Danske Corp.
1.280% due 04/08/2003	4,000	3,999
1.250% due 04/30/2003	8,000	7,992
Fannie Mae
1.710% due 04/09/2003	7,100	7,097
1.230% due 05/14/2003	12,000	11,982
1.290% due 05/14/2003	28,350	28,306
1.290% due 05/21/2003	7,000	6,988
Freddie Mac
1.240% due 04/17/2003	6,000	5,997
1.225% due 05/30/2003	18,000	17,964
General Electric Capital Corp.
1.260% due 06/12/2003	5,000	4,988
1.250% due 06/25/2003	800	798
HBOS Treasury Services PLC
1.255% due 05/08/2003	8,000	7,990
National Australia Funding, Inc.
1.280% due 04/03/2003	10,200	10,199
Nestle Capital Corp.
1.245% due 06/12/2003	4,500	4,489
UBS AG
1.280% due 04/07/2003	1,150	1,150
1.180% due 04/10/2003	14,000	13,996
Westpac Capital Corp.
1.280% due 05/14/2003	4,000	3,994

		163,689

Repurchase Agreement 1.4%
State Street Bank
1.050% due 04/01/2003	10,393	10,393

(Dated 03/31/2003. Collateralized by Federal Home Loan Bank 4.125% due 01/14/2005 valued at $10,602. Repurchase proceeds are $10,393.)
U.S. Treasury Bills 0.4%
1.150% due 05/08/2003-05/15/2003 (c)	3,000	2,996

Total Short-Term Instruments (Cost $177,077)		177,078

Total Investments 120.0% (Cost $867,782)		$900,325
Other Assets and Liabilities (Net) (20.0%)		(149,991)

Net Assets 100.0%		$750,334

Notes to Schedule of Investments (amounts in thousands):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Security, or a portion thereof, subject to financing transaction.

(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d)	Short sales open at March 31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

Republic of Venezuela	2.875	12/18/2007	$8,810	$6,123	$6,449

(e)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 9.050% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014.
Counterparty: Goldman Sachs & Co. Exp. 09/27/2003	$2,000	$53
Receive a fixed rate equal to 8.250% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 10.125% due 05/15/2027.
Counterparty: Credit Suisse First Boston Exp. 03/11/2009	14,000	(2,531)
Receive a fixed rate equal to 1.500% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 4.500% due 03/07/2017.
Counterparty: Credit Suisse First Boston Exp. 04/24/2003	2,500	0
Receive a fixed rate equal to 1.900% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 5.000% due 03/07/2017.
Counterparty: J.P. Morgan Chase & Co. Exp. 05/01/2003	2,000	1
Receive a fixed rate equal to 7.850% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 2.563% due 04/15/2006.
Counterparty: Goldman Sachs & Co. Exp. 05/09/2004	3,000	10
Receive a fixed rate equal to 1.750% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: J.P. Morgan Chase & Co. Exp. 05/24/2003	5,000	4
Receive a fixed rate equal to 1.200% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 2.250% due 06/17/2016.
Counterparty: J.P. Morgan Chase & Co. Exp. 05/24/2003	3,000	0
Receive a fixed rate equal to 1.570% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 05/29/2003	1,500	1
Receive a fixed rate equal to 1.820% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	3,000	15
Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 8.250% due 09/19/2027.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003	750	0
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/16/2003	850	2
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 01/22/2005	1,500	7
Receive a fixed rate equal to 1.310% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/29/2005	500	3
Receive a fixed rate equal to 2.840% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/06/2013	5,400	(13)

26	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Receive a fixed rate equal to 2.800% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Credit Suisse First Boston Exp. 01/16/2013	$4,000	$(22)
Receive a fixed rate equal to 2.250% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	15
Receive a fixed rate equal to 0.700% and the Fund will pay to the counterparty at par in the event of default of Republic of Croatia 2.188% due 07/31/2010.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	1
Receive a fixed rate equal to 1.400% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003	750	1
Receive a fixed rate equal to 0.950% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 07/23/2012.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	(3)
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of Republic of South Africa 9.125% due 05/19/2009.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	2
Receive a fixed rate equal to 0.000% and the Fund will pay to the counterparty at par in the event of default of Republic of Brazil 8.000% due 04/15/2004.
Counterparty: J.P. Morgan Chase & Co. Exp. 07/03/2003	2,000	125
Receive a fixed rate equal to 0.000% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 05/31/2030.
Counterparty: Credit Suisse First Boston Exp. 05/05/2003	16,000	15

		$(2,314)

(f)	Principal amount denoted in indicated currency:

MP—Mexican Peso

(g)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation

Buy	MP	25,957	06/2003	$71	$0	$71
Buy		61,719	09/2003	167	0	167

				$238	$0	$238

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	27

Schedule of Investments

Foreign Bond Fund

March 31, 2003

	Principal Amount (000s)		Value (000s)

AUSTRALIA (k)(l) 0.8%
Commonwealth of Australia
10.000% due 10/15/2007 (a)	A$	750	$547
Crusade Global Trust
1.670% due 05/15/2021 (b)		$5,048	5,054
Homeside Mortgage Securities Trust
1.560% due 01/20/2027 (b)		1,231	1,226
Medallion Trust
1.610% due 07/12/2031 (b)		2,536	2,540
Torrens Trust
1.540% due 07/15/2031 (b)		1,224	1,225

Total Australia (Cost $10,496)			10,592

AUSTRIA (k)(l) 1.1%
Republic of Austria
5.000% due 07/15/2012	EC	12,700	14,853

Total Austria (Cost $14,088)			14,853

BELGIUM (k)(l) 1.6%
Kingdom of Belgium
7.000% due 11/21/2004	EC	183,200	5,298
6.250% due 03/28/2007		1,400	1,709
7.500% due 07/29/2008		10,500	13,738

Total Belgium (Cost $18,333)			20,745

CANADA (k)(l) 4.0%
Commonwealth of Canada
5.250% due 09/01/2003	C$	640	438
5.500% due 06/01/2009		17,400	12,302
5.500% due 06/01/2010		17,300	12,187
6.000% due 06/01/2011		35,400	25,630
Newcourt Credit Group, Inc.
7.125% due 12/17/2003		$2,000	2,067

Total Canada (Cost $51,410)			52,624

CAYMAN ISLANDS (k)(l) 0.9%
MBNA Master Credit Card Trust
2.823% due 05/19/2004 (b)	EC	8,100	8,834
Redwood Capital II Ltd.
4.380% due 01/01/2004 (b)		$2,500	2,494
SHL Corp. Ltd.
0.755% due 12/25/2024 (b)	JY	63,069	532

Total Cayman Islands (Cost $11,620)			11,860

CHILE 0.2%
Republic of Chile
6.875% due 04/28/2009		$750	840
5.500% due 01/15/2013		1,200	1,211

Total Chile (Cost $2,015)			2,051

DENMARK (k)(l) 0.5%
Nykredit
6.000% due 10/01/2029	DK	23,789	3,584
Unikredit Realkredit
6.000% due 07/01/2029		21,728	3,279

Total Denmark (Cost $5,050)			6,863

FRANCE (k)(l) 8.1%
Axa S.A.
3.750% due 01/01/2017	EC	828	$914
France Telecom S.A.
0.458% due 06/19/2003 (b)	JY	700,000	5,874
1.013% due 07/16/2003 (b)		270,000	2,260
Republic of France
5.250% due 04/25/2008	EC	47,000	55,902
4.000% due 04/25/2009		8,250	9,245
4.000% due 10/25/2009		30,070	33,567

Total France (Cost $85,469)			107,762

GERMANY (k)(l) 24.5%
Deutsche Telekom AG
1.673% due 03/10/2004 (b)	JY	200,000	1,668
DSL Bank AG
7.250% due 08/07/2007 (b)	BP	3,000	5,283
Hypothekenbank in Essen AG
5.500% due 02/20/2007	EC	1,690	1,995
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		440	521
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		1,430	1,656
Republic of Germany
6.000% due 01/05/2006 (a)		18,100	21,459
5.000% due 02/17/2006 (a)		4,000	4,638
6.250% due 04/26/2006 (a)		35,400	42,511
4.500% due 08/18/2006 (a)		28,800	33,061
4.125% due 07/04/2008 (b)		1,950	2,211
4.500% due 07/04/2009 (a)		5,785	6,644
5.250% due 07/04/2010 (a)		30,000	35,830
5.000% due 07/04/2011		100	117
6.250% due 01/04/2024 (a)		11,180	14,585
6.500% due 07/04/2027 (a)		75,260	101,751
5.625% due 01/04/2028 (a)		8,400	10,202
6.250% due 01/04/2030 (a)		19,700	25,968
5.500% due 01/04/2031 (a)		13,900	16,692

Total Germany (Cost $255,359)			326,792

GREECE (k)(l) 0.1%
Hellenic Republic
4.700% due 05/19/2003 (b)	EC	293	319
5.220% due 06/17/2003 (b)		315	344
4.660% due 10/23/2003 (b)		1,103	1,220

Total Greece (Cost $2,213)			1,883

IRELAND (k)(l) 0.3%
Emerald Mortgages PLC
2.898% due 04/30/2028 (b)	EC	3,532	3,845

Total Ireland (Cost $3,106)			3,845

ITALY (k)(l) 7.4%
First Italian Auto Transaction
3.720% due 07/01/2008 (b)	EC	5,530	5,942
Republic of Italy
7.750% due 11/01/2006 (a)		5,700	7,219
4.500% due 05/01/2009 (a)		69,210	79,262
5.250% due 08/01/2011		3,400	4,042
Siena Mortgage SpA
3.516% due 02/07/2037 (b)		1,500	1,633
Upgrade SpA
3.200% due 12/31/2035 (b)		1,000	1,089

Total Italy (Cost $77,481)			99,187

JAPAN (k)(l) 8.4%
Government of Japan
1.900% due 12/21/2009 (a)	JY	110,000	$1,020
1.500% due 12/20/2011 (a)		7,461,000	67,778
1.300% due 09/20/2012		3,870,000	34,558
2.600% due 03/20/2019		550,000	5,771
1.900% due 09/20/2022 (a)		270,000	2,594

Total Japan (Cost $107,107)			111,721

LUXEMBOURG (k)(l) 0.3%
Hellenic Finance
2.000% due 07/15/2003 (b)	EC	1,600	1,787
Tyco International Group S.A.
4.375% due 11/19/2004		2,170	2,277
6.750% due 02/15/2011		$8	8

Total Luxembourg (Cost $3,961)			4,072

MEXICO (k)(l) 1.0%
Bancomext Trust
8.000% due 08/05/2003		$390	399
Petroleos Mexicanos
8.850% due 09/15/2007		1,040	1,206
9.375% due 12/02/2008		1,290	1,506
United Mexican States
4.000% due 03/11/2004	JY	130,000	1,132
6.375% due 01/16/2013		$8,250	8,271
11.375% due 09/15/2016		500	688
8.000% due 09/24/2022		610	640

Total Mexico (Cost $13,293)			13,842

NETHERLANDS (k)(l) 1.3%
Deutsche Telekom International Finance BV
8.250% due 06/15/2005		$1,700	1,874
8.000% due 06/15/2010		1,300	1,528
Kingdom of Netherlands
6.000% due 01/15/2006	EC	12,000	14,227

Total Netherlands (Cost $14,993)			17,629

NEW ZEALAND (k)(l) 0.3%
Commonwealth of New Zealand
4.500% due 02/15/2016 (c)	N$	5,130	3,537

Total New Zealand (Cost $3,130)			3,537

PANAMA 0.2%
Republic of Panama
9.625% due 02/08/2011		$1,600	1,806
9.375% due 07/23/2012		450	497
9.375% due 01/16/2023		830	876

Total Panama (Cost $2,900)			3,179

PERU 0.6%
Republic of Peru
9.125% due 02/21/2012		$5,900	6,239
5.000% due 03/07/2017		2,016	1,709

Total Peru (Cost $7,299)			7,948

28	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)		Value (000s)

SPAIN (k)(l) 4.9%
Hipotebansa Mortgage Securitization Fund
2.976% due 01/18/2018 (b)	EC	2,878	$3,151
2.986% due 07/18/2022 (b)		3,056	3,322
Kingdom of Spain
5.150% due 07/30/2009		37,730	44,856
5.350% due 10/31/2011		11,100	13,330

Total Spain (Cost $54,324)			64,659

SUPRANATIONAL (k)(l) 1.5%
Asian Development Bank
6.220% due 08/15/2027		$2,200	2,552
Eurofima
4.750% due 07/07/2004	SK	60,900	7,269
European Investment Bank
6.000% due 05/07/2003	BP	3,250	5,150
8.000% due 06/10/2003		3,250	5,176

Total Supranational (Cost $18,988)			20,147

SWEDEN (k)(l) 0.2%
Kingdom of Sweden
5.000% due 01/28/2009	SK	27,000	3,309

Total Sweden (Cost $2,670)			3,309

UNITED KINGDOM (k)(l) 11.2%
Abbey National Treasury Service PLC
5.250% due 01/21/2004	BP	2,670	4,267
Bauhaus Securities Ltd.
3.138% due 10/30/2052 (b)	EC	5,462	5,962
British Telecom PLC
2.553% due 12/15/2003 (b)		$12,380	12,438
Core
1.453% due 03/17/2009 (b)		959	956
Dolerite Funding PLC
1.620% due 08/20/2032 (b)		4,887	4,884
Haus Ltd.
2.818% due 12/14/2037 (b)	EC	8,237	8,997
Lloyds TSB Capital I
7.375% due 02/07/2049 (b)		500	631
Originated Mortgage Loans PLC
3.187% due 12/15/2031 (b)		463	506
Residential Mortgage Securities
1.719% due 05/12/2032 (b)		$2,744	2,744
United Kingdom Gilt
7.125% due 12/07/2007 (a)	BP	59,500	107,310

Total United Kingdom (Cost $142,788)			148,695

UNITED STATES (k)(l) 42.7%
Asset-Backed Securities 3.4%
Ace Securities Corp.
1.656% due 11/25/2028 (b)		$109	109
AFC Home Equity Loan Trust
1.525% due 03/25/2027 (b)		333	333
AMRESCO Residential Securities Corp.
Mortgage Loan Trust
1.775% due 06/25/2029 (b)		3,183	3,187
Asset-Backed Securities Corp.
1.700% due 03/15/2032 (b)		582	583
Bear Stearns Asset-Backed Securities, Inc.
1.635% due 10/25/2032 (b)		897	899
1.705% due 10/25/2032 (b)		1,159	1,161
CDC Mortgage Capital Trust
1.645% due 01/10/2032 (b)		5,667	5,654
1.595% due 08/25/2032 (b)		1,028	1,027
Conseco Finance Corp.
1.650% due 10/15/2031 (b)		239	239
CS First Boston Mortgage Securities Corp.
1.540% due 12/15/2030 (b)		2,165	2,167
1.655% due 08/25/2031 (b)		93	93
1.645% due 07/25/2032 (b)		1,653	1,656
1.755% due 10/25/2032 (b)		3,066	3,071
EQCC Home Equity Loan Trust
1.533% due 03/20/2030 (b)		198	198
First Alliance Mortgage Loan Trust
1.513% due 12/20/2027 (b)		100	100
GMAC Mortgage Corp. Loan Trust
6.356% due 11/25/2030 (b)		26	25
Long Beach Auto Receivables Trust
3.114% due 03/13/2005 (b)		1,091	1,093
Mesa Trust Asset-Backed Certificates
1.705% due 11/25/2031 (b)		3,646	3,650
MLCC Mortgage Investors, Inc.
1.660% due 03/15/2025 (b)		2,249	2,251
North Carolina State Education Authority
1.500% due 06/01/2009 (b)		416	416
Novastar Home Equity Loan
1.585% due 01/25/2031 (b)		844	846
Option One Mortgage Loan Trust
1.666% due 04/25/2030 (b)		28	28
Providian Gateway Master Trust
1.500% due 03/15/2007 (b)		7,000	7,004
Providian Home Equity Loan Trust
1.595% due 06/25/2025 (b)		1,330	1,333
Residential Asset Securities Corp.
1.555% due 07/25/2032 (b)		6,800	6,785
Salomon Brothers Mortgage Securities VII, Inc.
1.700% due 11/15/2029 (b)		241	241
1.645% due 02/25/2030 (b)		1,224	1,220

			45,369

Convertible Bonds & Notes 0.2%
Verizon Global Funding Corp.
5.750% due 04/01/2003		2,200	2,200

Corporate Bonds & Notes 7.2%
AOL Time Warner, Inc.
5.625% due 05/01/2005		5,100	5,319
AT&T Corp.
4.687% due 11/21/2003 (b)	EC	10,600	11,613
CIT Group, Inc.
1.840% due 04/07/2003 (b)		$638	638
7.500% due 11/14/2003		1,400	1,447
2.660% due 07/30/2004 (b)		500	501
2.840% due 01/31/2005 (b)		1,500	1,498
Conoco Funding Co.
7.250% due 10/15/2031		400	473
Conoco, Inc.
2.225% due 04/15/2003 (b)		1,200	1,200
Ford Motor Credit Co.
1.560% due 06/20/2003 (b)		5,200	5,189
1.000% due 12/22/2003 (b)	JY	107,000	898
5.750% due 02/23/2004		$1,000	1,008
1.718% due 07/19/2004 (b)		2,800	2,674
3.227% due 10/25/2004 (b)		2,800	2,674
GE Finance Assurance Holdings
1.600% due 06/20/2011	JY	520,000	4,398
General Electric Capital Corp.
6.125% due 02/22/2011		$2,500	2,750
General Motors Acceptance Corp.
1.440% due 08/18/2003 (b)		13,790	13,747
1.718% due 07/21/2004 (b)		5,100	5,015
General Motors Corp.
1.250% due 12/20/2004	JY	208,000	1,741
Goldman Sachs Group, Inc.
5.250% due 04/01/2013		$1,750	1,779
Household Finance Corp.
2.564% due 03/11/2004 (b)		400	403
J.P. Morgan Chase & Co.
5.385% due 02/15/2012 (b)		$4,670	4,835
Kroger Co.
5.500% due 02/01/2013		6,120	6,252
Merrill Lynch & Co., Inc.
1.640% due 05/21/2004 (b)		6,710	6,727
MetLife, Inc.
3.911% due 05/15/2005		900	926
MGM Mirage, Inc.
6.950% due 02/01/2005		180	187
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (b)		800	733
Morgan Stanley TRACERS
4.582% due 09/15/2011 (b)		256	292
Pfizer, Inc.
0.800% due 03/18/2008	JY	637,000	5,482
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		$8	6
Sprint Capital Corp.
5.875% due 05/01/2004		690	707
Sumitomo Bank Treasury Co.
9.400% due 12/29/2049 (b)		1,400	1,466
Verizon Global Funding Corp.
5.750% due 04/01/2003		3,090	3,090
Verizon Wireless Capital LLC
1.658% due 12/17/2003 (b)		500	500
WorldCom, Inc.—WorldCom Group
7.500% due 05/15/2011 (d)		8	2

			96,170

Mortgage-Backed Securities 10.7%
Amortizing Residential Collateral Trust
1.565% due 09/25/2030 (b)		289	289
Bank of America Mortgage Securities, Inc.
6.500% due 05/25/2029		257	260
Bear Stearns Adjustable Rate Mortgage Trust
6.823% due 02/25/2031 (b)		786	797
6.122% due 12/25/2031 (b)		1,136	1,152
6.191% due 01/25/2032 (b)		2,867	2,881
Chase Mortgage Finance Corp.
6.500% due 01/25/2032		753	762
Citicorp Mortgage Securities, Inc.
6.500% due 03/25/2029		140	145
CS First Boston Mortgage Securities Corp.
5.727% due 05/25/2032 (b)		1,398	1,431
1.886% due 08/25/2033 (b)		5,431	5,431
Fannie Mae
5.000% due 05/19/2018		28,000	28,656
4.653% due 07/01/2021 (b)		175	182
4.290% due 11/01/2022 (b)		111	115
4.238% due 01/01/2023 (b)		248	257
4.599% due 08/01/2023 (b)		473	491
6.589% due 12/01/2030 (b)		627	646
6.500% due 02/01/2026-08/01/2032 (e)		14,269	14,903
Freddie Mac
5.125% due 01/15/2012	EC	1,700	1,994
5.500% due 05/15/2012		$1,190	1,212
9.050% due 06/15/2019		25	25
4.673% due 06/01/2022 (b)		836	864
4.439% due 08/01/2022 (b)		124	129
6.000% due 06/15/2028		5,673	5,782
6.500% due 08/01/2032		13,017	13,584
GE Capital Mortgage Services, Inc.
6.250% due 07/25/2029		320	324
Government National Mortgage Association
5.625% due 11/20/2021-12/20/2025 (b)(e)		1,238	1,270
5.750% due 07/20/2022-08/20/2027 (b)(e)		3,479	3,577
5.375% due 05/20/2022-05/20/2028 (b)(e)		2,335	2,397

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	29

Schedule of Investments (Cont.)

Foreign Bond Fund

March 31, 2003

	Principal Amount (000s)		Value (000s)

4.250% due 04/20/2030-05/20/2030 (b)(e)		$5,605	$5,711
5.000% due 04/20/2030-05/20/2030 (b)(e)		2,112	2,168
4.500% due 11/20/2030		228	234
6.500% due 09/15/2032		7,950	8,361
GS Mortgage Securities Corp.
6.526% due 08/15/2011 (b)		2,000	2,229
J.P. Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		10,100	11,421
Prudential Home Mortgage Securities
7.000% due 01/25/2008		2,177	2,174
6.800% due 05/25/2024		549	582
Residential Funding Mortgage Securities I, Inc.
`6.500% due 05/25/2029		1,498	1,530
5.654% due 09/25/2032 (b)		2,961	3,011
Structured Asset Mortgage Investments, Inc.
6.503% due 06/25/2029 (b)		1,081	1,091
Structured Asset Securities Corp.
1.605% due 10/25/2027 (b)		1,624	1,563
5.800% due 09/25/2031		1,804	1,827
Washington Mutual Loan Trust
3.502% due 12/25/2040 (b)		1,251	1,260
Washington Mutual Mortgage Securities Corp.
6.010% due 04/25/2031 (b)		433	437
5.215% due 10/25/2032 (b)		7,557	7,746
Wells Fargo Mortgage-Backed Securities Trust
4.944% due 09/25/2032 (b)		1,866	1,884

			142,785

Municipal Bonds & Notes 0.6%
California State Revenue Anticipation Notes, Series 2002
1.280% due 06/20/2003 (b)		3,400	3,397
2.500% due 06/20/2003		1,800	1,805
California State Tobacco Securitization Corp.
Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		2,400	2,215
Chicago, Illinois Board of Education
General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 12/01/2031		300	302
Chicago, Illinois Water Revenue Bonds,
(AMBAC Insured), Series 2001
5.000% due 11/01/2026		200	203
Louisville and Jefferson County, Kentucky Metro Sewer and
Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		200	202
Maryland State Health and Education Facilities Authority
Revenue Bonds, Series 2001
5.000% due 07/01/2041		300	303

			8,427

		Shares
Preferred Security 0.5%
DG Funding Trust
3.650% due 12/29/2049 (b)		640	6,592

		Principal Amount (000s)
U.S. Government Agencies 6.3%
Fannie Mae
4.250% due 10/25/2004		$800	802
3.800% due 12/20/2004		3,000	3,018
7.250% due 01/15/2010		3,500	4,247
Federal Home Loan Bank
5.665% due 03/22/2006		3,200	3,513
5.660% due 04/26/2006		1,200	1,319
4.375% due 08/15/2007		8,500	8,601
Freddie Mac
4.500% due 04/15/2005		7,000	7,008
5.750% due 09/15/2010	EC	1,600	1,945
4.750% due 01/15/2013	EC	5,360	6,025
Small Business Administration
6.640% due 02/10/2011		$3,869	4,283
6.344% due 08/10/2011		5,461	5,960
5.980% due 11/01/2022		8,171	8,809
Tennessee Valley Authority
4.875% due 12/15/2016		16,050	17,453
5.880% due 04/01/2036		10,000	11,308

			84,291

U.S. Treasury Obligations 13.8%
Treasury Inflation Protected Securities (c)
3.625% due 01/15/2008		1,968	2,203
3.875% due 01/15/2009		1,662	1,894
3.625% due 04/15/2028		3,145	3,697
3.875% due 04/15/2029		2,210	2,718
U.S. Treasury Bonds
11.250% due 02/15/2015		16,400	27,312
7.250% due 05/15/2016		600	771
7.500% due 11/15/2016		1,200	1,576
8.125% due 08/15/2019		67,300	93,944
6.500% due 08/15/2023		10,200	11,992
U.S. Treasury Strips
0.000% due 05/15/2017		7,000	3,524
0.000% due 08/15/2019		37,100	16,137
0.000% due 08/15/2020		42,700	17,415

			183,183

Total United States (Cost $541,924)			569,017

PURCHASED PUT OPTIONS (k)(l) 0.0%
Government of Japan 10 Year Note June Futures (OTC)
Strike @ 118.000 Exp. 06/05/2003	JY	20,000,000	0
Republic of Germany (OTC)
4.500% due 08/17/2007
Strike @ 93.000 Exp. 04/03/2003	EC	250,000	0
Republic of Germany (OTC)
4.750% due 07/04/2008
Strike @ 92.000 Exp. 04/03/2003		326,700	0
Republic of Germany (OTC)
6.500% due 07/04/2027
Strike @ 101.000 Exp. 04/03/2003		200	0
Euro-Bund 10 Year Note June Futures (OTC)
Strike @ 100.000 Exp. 06/05/2003		67,200	7
U.S. Treasury 10 Year Note June Futures (CBOT)
Strike @ 101.000 Exp. 05/24/2003		$125,000	20
United Kingdom Gilt (OTC)
7.250% due 12/07/2007
Strike @ 101.000 Exp. 04/03/2003	BP	59,500	0

Total Purchased Put Options (Cost $118)			27

SHORT-TERM INSTRUMENTS 22.2%
Commercial Paper 17.1%
ABN AMRO North America
1.290% due 04/07/2003		$1,625	1,625
1.280% due 05/14/2003		20,000	19,969
Alcon Capital Corp.
1.250% due 05/28/2003		7,500	7,485
Anz, Inc.
1.250% due 05/27/2003		3,000	2,994
CDC Commercial Corp.
1.240% due 04/24/2003		10,700	10,691
1.250% due 05/06/2003		14,000	13,983
Fannie Mae
1.190% due 06/25/2003		27,900	27,820
HBOS Treasury Services PLC
1.250% due 04/07/2003		5,500	5,499
1.290% due 04/14/2003		20,000	19,991
1.260% due 05/06/2003		11,000	10,987
1.245% due 05/28/2003		4,900	4,890
Nestle Capital Corp.
1.245% due 06/12/2003		18,000	17,956
Pfizer, Inc.
1.245% due 04/24/2003		30,000	29,976
Royal Bank of Scotland PLC
1.255% due 04/30/2003		13,000	12,987
Stadshypotek, Inc.
1.265% due 04/23/2003		30,000	29,977
Svenska Handelsbank, Inc.
1.255% due 05/07/2003		5,000	4,994
UBS Finance, Inc.
1.180% due 04/10/2003		6,000	5,998

			227,822

Repurchase Agreement 1.2%
State Street Bank
1.050% due 04/01/2003		15,248	15,248

(Dated 03/31/2003. Collateralized by Federal Home Loan Bank 4.125% due 01/14/2005 valued at $15,553. Repurchase proceeds are $15,248.)
U.S. Treasury Bills 3.9%
1.169% due 05/05/2003-05/15/2003 (e)(f)		52,330	52,258

Total Short-Term Instruments (Cost $295,329)			295,328

Total Investments 144.3% (Cost $1,745,464)			$1,922,167
Written Options (g) (1.0%) (Premiums $8,159)			(13,319)
Other Assets and Liabilities (Net) (43.3%)			(576,826)

Net Assets 100.0%			$1,332,022

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Security, or a portion thereof, subject to financing transaction.

(b)	Variable rate security. The rate listed is as of March 31, 2003.

(c)	Principal amount of security is adjusted for inflation.

(d)	Security is in default.

(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

30	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

(f)	Securities with an aggregate market value of $14,436 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euro-Bobl 5 Year Note (06/2003)—Long	2,158	$(1,783)
Euro-Bund 10 Year Note (06/2003)—Long	557	(651)
Government of Japan 10 Year Notes (06/2003)—Long	76	358
10 Year Swap June Futures (06/2003)—Long	489	(451)
U.S. Treasury 2 Year Note (06/2003)—Short	103	(31)
U.S. Treasury 5 Year Note (06/2003)—Long	186	4
U.S. Treasury 10 Year Note (06/2003)—Long	1,926	803

		$(1,751)

(g)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Call—OTC 7 Year Interest Rate Swap Strike @ 5.970%** Exp. 10/04/2004	$700	$23	$65
Put—OTC 7 Year Interest Rate Swap Strike @ 5.970%* Exp. 10/04/2004	700	31	11
Call—OTC 7 Year Interest Rate Swap Strike @ 5.175%** Exp. 10/04/2004	84,000	2,493	4,863
Call—OTC 10 Year LIBOR Interest Rate Swap Strike @ 5.130%** Exp. 11/10/2003	2,100	32	130
Put—OTC 10 Year Interest Rate Swap Strike @ 6.000%* Exp. 10/20/2003	18,800	874	74
Put—OTC 10 Year Interest Rate Swap Strike @ 6.130%* Exp. 11/10/2003	2,100	89	9
Call—OTC 10 Year Interest Rate Swap Strike @ 5.650%** Exp. 11/19/2003	30,700	1,042	2,927
Call—OTC 7 Year Interest Rate Swap Strike @ 5.500%** Exp. 01/07/2005	8,700	195	586
Call—OTC 30 Year Interest Rate Swap Strike @ 5.480%** Exp. 04/03/2006	10,000	297	662
Call—OTC 10 Year Interest Rate Swap Strike @ 4.375%** Exp. 12/15/2006	2,900	38	55
Call—OTC 7 Year Interest Rate Swap Strike @ 5.500%** Exp. 01/07/2005	42,500	1,945	2,864
Put—OTC 10 Year Interest Rate Swap Strike @ 7.000%* Exp. 01/07/2005	2,500	48	24
Call—OTC 10 Year Interest Rate Swap Strike @ 4.000%* Exp. 10/20/2003	18,800	272	233
Call—OTC 10 Year Interest Rate Swap Strike @ 4.000%** Exp. 03/03/2004	8,900	197	128

Type	# of Contracts	Premium	Value

Call—CBOT 5 Year June Futures Strike @ 114.500 Exp. 05/24/2003	109	89	56
Call—CBOT U.S. Treasury Note June Futures Strike @ 116.000 Exp. 05/24/2003	204	152	172
Call—CBOT U.S. Treasury Note June Futures Strike @ 113.000 Exp. 05/24/2003	183	342	460

		$8,159	$13,319

*	The Fund will pay a floating rate based on 3-month LIBOR.

**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Written options with premiums to be determined on a future date:

Type	# of Contracts	Unrealized Appreciation

Call & Put—OTC% U.S. Dollar Forward Delta/Neutral Straddle vs. Japanese Yen Strike and premium determined on 12/18/2007, based upon implied volatility parameter of 18.500%.
Counterparty: AIG International Inc. Exp. 12/18/2012	12,220	$371

(i)	Short sales open at March 31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

Republic of Venezuela	2.313	12/18/2007	$5,000	$3,475	$3,650
U.S. Treasury Note	5.625	05/15/2008	33,200	37,585	37,875
U.S. Treasury Note	4.750	11/15/2008	41,300	45,023	45,000
U.S. Treasury Note	5.500	05/15/2009	162,600	184,125	182,050
U.S. Treasury Note	6.000	08/15/2009	6,000	6,960	6,870
U.S. Treasury Note	5.750	08/15/2010	700	804	793
U.S. Treasury Note	5.000	02/15/2011	3,800	4,177	4,115
U.S. Treasury Note	5.000	08/15/2011	30,300	33,233	32,724
U.S. Treasury Note	3.500	11/15/2006	49,900	52,017	51,528
U.S. Treasury Note	4.875	02/15/2012	92,400	100,352	101,977
U.S. Treasury Note	4.375	05/15/2007	101,200	108,699	108,293
U.S. Treasury Note	4.375	08/15/2012	35,200	36,809	37,398
U.S. Treasury Note	3.000	11/15/2007	3,250	3,296	3,286
U.S. Treasury Note	4.000	11/15/2012	2,700	2,740	2,774

				$619,295	$618,333

(j)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 5.500% and pay floating rate based on 6 month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2008	BP	5,500	$566
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2032		10,500	(86)
Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 03/15/2008		6,100	629
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2032		28,600	395
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2017		13,400	(55)
Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2004		3,900	137
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2016		10,120	(175)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Lehman Brothers, Inc. Exp. 03/15/2016		30,200	(370)
Receive a fixed rate equal to 6.949% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Merril Lynch & Co., Inc. Exp. 08/06/2003		4,500	75
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: UBS Warburg LLC Exp. 06/17/2006		37,900	164
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 06/17/2013		12,600	55
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/17/2006		42,100	281
Receive floating rate based on 6-month LI-BOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/17/2013		21,000	152

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	31

Schedule of Investments (Cont.)

Foreign Bond Fund

March 31, 2003

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 06/17/2006	BP	5,000	$38
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Merrill Lynch & Co., Inc. Exp. 06/17/2013		2,700	18
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/20/2018		2,800	2
Receive a fixed rate equal to 1.500% and pay floating rate based on 3-month SF-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/29/2005	SF	77,800	58
Receive a fixed rate equal to 4.500% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/19/2004	EC	83,600	539
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC Exp. 03/15/2007		11,300	36
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/20/2018		38,200	(241)
Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2016		24,100	(42)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/20/2018		3,700	(12)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2032		15,800	206
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Lehman Brothers, Inc. Exp. 12/15/2031		8,000	(654)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 12/15/2031		20,300	(2,003)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2031		4,000	(759)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2032		49,500	581
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Citibank N.A., London Exp. 06/17/2012		89,700	(7,851)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2031		14,100	(2,533)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2017		21,600	262
Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.550%.
Counterparty: Goldman Sachs & Co. Exp. 03/16/2006	H$	86,600	(868)
Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.906%.
Counterparty: Goldman Sachs & Co. Exp. 07/11/2006		427,000	(5,430)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.390%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/18/2007	JY	525,000	(3)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.020%.
Counterparty: Goldman Sachs & Co. Exp. 05/18/2010		1,776,000	(1,691)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.300%.
Counterparty: Goldman Sachs & Co. Exp. 09/21/2011		2,820,000	(1,487)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.660%.
Counterparty: UBS Warburg LLC Exp. 06/17/2007		6,240,000	(954)
Receive a fixed rate equal to 4.500% and pay floating rate based on 3-month SK-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/17/2008	SK	48,000	(45)
Receive a fixed rate equal to 7.100% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014.
Counterparty: J.P. Morgan Chase & Co. Exp. 02/14/2004		$400	79
Receive a fixed rate equal to 7.100% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 11.125% due 09/30/2004.
Counterparty: J.P. Morgan Chase & Co. Exp. 02/14/2004		5,400	(1)
Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.
Counterparty: Lehman Brothers, Inc. Exp. 09/10/2003		6,700	7
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co. Exp. 05/19/2004		4,400	6
Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 8.250% due 09/19/2027.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003		2,000	0
Receive a fixed rate equal to 1.400% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003		2,000	2
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co. Exp. 01/22/2005		4,800	22
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/27/2005		6,000	33
Receive a fixed rate equal to 4.800% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 0.000% due 12/06/2019.
Counterparty: Merrill Lynch & Co. Exp. 12/06/2004		2,675	43
Receive a fixed rate equal to 5.710% and pay floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 07/11/2006		53,700	5,531
Receive a fixed rate equal to 5.440% and pay floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 03/19/2006		11,100	926
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: Merrill Lynch & Co. Exp. 06/18/2023		94,700	(4,142)
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Bank of America, N.A. Exp. 06/18/2008		600	(17)
Receive a fixed rate equal to 5.000% and pay floating based on 3-month LIBOR.
Counterparty: Merrill Lynch & Co. Exp. 06/18/2013		21,000	66

32	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: UBS Warburg LLC Exp. 06/18/2005	$12,300	$162
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co. Exp. 06/18/2010	19,700	(296)

		$(18,644)

(k)	Principal amount denoted in indicated currency:

A$—Australian Dollar
BP—British Pound
C$—Canadian Dollar
DK—Danish Krone
EC—Euro
H$—Hong Kong Dollar
JY—Japanese Yen
MP—Mexican Peso
N$—New Zealand Dollar
SF—Swiss Franc
SK—Swedish Krona

(l)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	A$	1,741	04/2003	$29	$0	$29
Buy	BP	1,639	04/2003	23	0	23
Sell		14,126	04/2003	57	(89)	(32)
Sell	C$	75,058	04/2003	0	(256)	(256)
Buy	DK	53,618	06/2003	86	0	86
Buy	EC	13,136	04/2003	9	(134)	(125)
Sell		346,958	04/2003	3,330	(264)	3,066
Buy	H$	45,306	04/2003	1	0	1
Sell	JY	3,069,366	04/2003	169	0	169
Buy		78,585	06/2003	0	(6)	(6)
Buy	MP	37,617	09/2003	133	0	133
Buy	N$	1,271	05/2003	0	(2)	(2)
Sell		6,872	05/2003	0	(48)	(48)
Buy	SK	88,113	06/2003	118	0	118

				$3,955	$(799)	$3,156

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	33

Schedule of Investments

GNMA Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

U.S. GOVERNMENT AGENCIES 0.1%
Small Business Administration
7.449% due 08/01/2010	$398	$455

Total U.S. Government Agencies (Cost $399)		455

MORTGAGE-BACKED SECURITIES 118.0%
Collateralized Mortgage Obligations 23.0%
Bank of America Mortgage Securities, Inc.
5.775% due 10/20/2032 (a)	1,380	1,408
CS First Boston Mortgage Securities Corp.
2.305% due 08/25/2031 (a)	700	707
1.666% due 03/25/2032 (a)	1,072	1,060
2.000% due 03/25/2032 (a)	1,339	1,320
1.930% due 08/25/2033 (a)	1,940	1,940
Fannie Mae
1.655% due 02/25/2025 (a)	1,000	1,002
Freddie Mac
5.000% due 01/15/2022	8,887	8,968
6.500% due 11/25/2023	31	31
General Electric Capital Mortgage Services, Inc.
6.750% due 06/25/2028	50	51
Government National Mortgage Association
6.000% due 02/20/2024	1,244	1,244
6.500% due 10/20/2025	15,736	15,854
1.580% due 12/16/2026 (a)	3,991	3,992
7.500% due 01/16/2027	3,425	3,441
1.812% due 05/16/2027	454	456
1.680% due 06/16/2027 (a)	8,453	8,480
5.800% due 07/20/2027	935	950
7.500% due 09/16/2027	6,632	6,737
1.780% due 07/16/2028 (a)	885	889
1.933% due 06/20/2030	864	871
1.580% due 08/16/2031 (a)	511	508
1.480% due 02/16/2032 (a)	6,877	6,875
1.830% due 04/16/2032	2,682	2,697
1.530% due 08/16/2032 (a)	3,795	3,801
Sequoia Mortgage Trust
1.624% due 06/20/2032 (a)	912	910
Structured Asset Mortgage Investments, Inc.
1.611% due 09/19/2032 (a)	1,457	1,452
Structured Asset Securities Corp.
1.605% due 10/25/2027 (a)	1,476	1,421
1.785% due 03/25/2031 (a)	209	211
1.955% due 08/25/2032 (a)	1,374	1,374
1.595% due 01/25/2033 (a)	1,453	1,451
Washington Mutual Mortgage Securities Corp.
6.010% due 01/25/2031 (a)	667	672

		80,773

Fannie Mae 3.6%
2.137% due 07/01/2011 (a)	2,574	2,560
2.184% due 07/01/2011 (a)	6,158	6,132
5.500% due 05/14/2033	3,500	3,560
6.500% due 05/01/2032	207	216
6.763% due 03/01/2018 (a)	27	28
9.000% due 07/01/2018	22	24

		12,520

Federal Housing Administration 0.1%
7.430% due 03/01/2022	47	51
8.137% due 09/01/2040	471	500

		551

Freddie Mac 1.7%
4.257% due 05/01/2019 (a)	25	26
5.057% due 06/01/2030 (a)	70	72
5.500% due 05/14/2033 (a)	2,000	2,037
6.000% due 05/14/2033	3,000	3,100
7.243% due 05/01/2031 (a)	676	698

		5,933

Government National Mortgage Association 88.9%
4.500% due 07/20/2029 (a)	1,570	1,606
5.375% due 05/20/2016-02/20/2026 (a)(b)	439	453
5.500% due 10/20/2030-05/21/2033 (a)(b)	169,604	174,269
5.625% due 12/20/2017 (a)	44	45
5.750% due 07/20/2018-08/20/2025 (a)(b)	94	97
6.000% due 04/23/2033-05/21/2033 (b)	19,000	19,814
6.500% due 02/15/2029-04/23/2033 (b)	93,447	98,128
7.000% due 04/23/2033	17,000	18,025
11.250% due 07/20/2015	110	128

		312,565

Stripped Mortgage-Backed Securities 0.7%
CS First Boston Mortgage Securities Corp. (IO)
7.000% due 08/25/2004	1,858	74
Fannie Mae Grantor Trust (PO)
0.000% due 07/25/2042	483	383
Freddie Mac (IO)
7.500% due 08/15/2029	452	48
Government National Mortgage Association (PO)
0.000% due 03/16/2026	737	724
0.000% due 03/20/2030	1,097	1,083

		2,312

Total Mortgage-Backed Securities (Cost $413,558)		414,654

ASSET-BACKED SECURITIES 5.2%
Ace Securities Corp.
1.645% due 06/25/2032 (a)	818	818
Advanta Business Card Master Trust
2.733% due 04/20/2008 (a)	100	99
Amortizing Residential Collateral Trust
1.595% due 07/25/2032 (a)	1,260	1,258
Asset-Backed Securities Corp.
1.700% due 03/15/2032 (a)	431	432
Centex Home Equity Loan Trust
1.605% due 01/25/2032 (a)	639	639
1.565% due 04/25/2032 (a)	1,425	1,423
Chase Funding Loan Acquisition Trust
1.545% due 04/25/2031 (a)	915	915
CIT Group Home Equity Loan Trust
1.575% due 06/25/2033 (a)	1,595	1,595
Conseco Finance Corp.
9.290% due 12/15/2029	399	419
8.480% due 12/01/2031	1,250	1,310
Countrywide Asset-Backed Certificates
1.565% due 05/25/2032 (a)	1,283	1,281
Credit-Based Asset Servicing and Securities
1.625% due 06/25/2032 (a)	795	794
CS First Boston Mortgage Securities Corp.
1.495% due 06/25/2032 (a)	536	536
General Electric Capital Mortgage Services, Inc.
7.200% due 04/25/2029	282	301
Home Equity Asset Trust
1.605% due 11/25/2032 (a)	831	830
Household Mortgage Loan Trust
1.583% due 05/20/2032 (a)	725	726
Indymac Home Equity Loan Asset-Backed Trust
2.375% due 12/25/2031 (a)	200	198
Irwin Home Equity Loan Trust
1.595% due 06/25/2029 (a)	771	770
NPF XII, Inc.
7.345% due 10/01/2003 (a)(c)	300	3
Saxon Asset Securities Trust
1.565% due 08/25/2032 (a)	836	835
Sequoia Mortgage Trust
1.645% due 10/25/2024 (a)	2,035	2,022
WFS Financial Owner Trust
1.590% due 10/20/2008 (a)	1,000	1,001

Total Asset-Backed Securities (Cost $18,451)		18,205

PURCHASED PUT OPTIONS 0.0%
Government National Mortgage Association (OTC)
5.500% due 06/19/2033
Strike @ 91.594 Exp. 06/12/2003	33,000	4

Total Purchased Put Options (Cost $4)		4

SHORT-TERM INSTRUMENTS 29.5%
Commercial Paper 28.7%
Alcon Capital Corp.
1.250% due 05/28/2003	21,200	21,158
Danske Corp.
1.250% due 04/30/2003	5,000	4,995
1.230% due 06/11/2003	4,400	4,389
Fannie Mae
1.200% due 06/18/2003	16,500	16,456
1.230% due 07/01/2003	2,100	2,094
Freddie Mac
1.230% due 05/29/2003	1,100	1,098
General Electric Capital Corp.
1.260% due 06/12/2003	2,800	2,793
HBOS Treasury Services PLC
1.255% due 06/05/2003	9,800	9,778
Nestle Capital Corp.
1.245% due 06/12/2003	2,400	2,394
Rabobank Nederland NV
1.390% due 04/01/2003	15,000	15,000
Royal Bank of Scotland PLC
1.250% due 05/28/2003	4,200	4,192
Svenska Handelsbank, Inc.
1.230% due 06/24/2003	1,600	1,596
UBS Finance, Inc.
1.390% due 04/01/2003	15,000	15,000

		100,943

Repurchase Agreement 0.6%
State Street Bank
1.050% due 04/01/2003	2,200	2,200

(Dated 03/31/2003. Collateralized by Fannie Mae 2.600% due 10/24/2004 valued at $2,247. Repurchase proceeds are $2,200.)
U.S. Treasury Bills 0.2%
1.123% due 05/08/2003-05/15/2003 (b)	465	464

Total Short-Term Instruments (Cost $103,607)		103,607

Total Investments 152.8% (Cost $536,019)		$536,925
Other Assets and Liabilities (Net) (52.8%)		(185,451)

Net Assets 100.0%		$351,474

34	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Notes to Schedule of Investments (amounts in thousands):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Security is in default.

(d)	Short sales open at March 31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

Fannie Mae	6.000	05/14/2033	$5,000	$5,170	$5,148
Government National Mortgage Association	5.500	04/23/2033	95,700	98,242	97,455

				$103,412	$102,603

(e)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized (Depreciation)

Receive floating rate based on 3-month LIBOR with 6.940% interest rate cap and pay a fixed amount equal to $316.
Counterparty: Lehman Brothers, Inc. Exp. 07/01/2011	$8,000	$(42)

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	35

Schedule of Investments

High Yield Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 73.6%
Banking & Finance 9.1%
Arvin Capital I
9.500% due 02/01/2027	$14,500	$14,192
Beaver Valley Funding Corp.
8.625% due 06/01/2007	15,248	16,486
9.000% due 06/01/2017	9,382	10,572
Bluewater Finance Ltd.
10.250% due 02/15/2012	25,070	25,070
Cedar Brakes II, LLC
9.875% due 09/01/2013	17,474	15,290
Choctaw Resort Development Enterprise
9.250% due 04/01/2009	11,495	12,300
Credit & Repackaged Securities Ltd.
11.100% due 12/19/2004	3,000	2,925
10.250% due 10/30/2006	10,150	11,340
8.900% due 04/01/2007	5,000	5,068
Finova Group, Inc.
7.500% due 11/15/2009	65,435	23,393
Fuji Bank Ltd.
9.870% due 12/31/2049 (a)	4,100	3,969
Gemstone Investors Ltd.
7.710% due 10/31/2004	34,050	31,671
H&E Equipment Services LLC
11.125% due 06/15/2012	16,990	13,040
HYDI 100
8.750% due 11/15/2007	103,780	105,252
9.700% due 11/15/2007	20,000	19,998
JET Equipment Trust
10.000% due 06/15/2012	8,680	2,213
7.630% due 08/15/2012	2,820	1,248
MDP Acquisition PLC
9.625% due 10/01/2012	11,460	12,133
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)	12,000	10,991
Morgan Stanley Dean Witter & Co.
12.563% due 05/01/2012	5,589	5,810
Pride Credit Linked
8.850% due 04/02/2007	5,000	5,309
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	6,930	5,371
7.250% due 02/15/2011	75,150	57,490
7.750% due 02/15/2031	5,730	4,040
Reliance Group Holdings, Inc.
9.000% due 11/15/2049 (b)	3,769	188
Riggs Capital Trust II
8.875% due 03/15/2027	12,175	11,417
Rotech Healthcare, Inc.
9.500% due 04/01/2012	23,600	23,364
SPX Corp.
9.400% due 06/14/2005	15,900	16,479
Steers Credit Backed Trust
6.965% due 05/27/2003 (a)	12,500	11,250
Tokai Capital Corp.
9.980% due 12/29/2049 (a)	9,400	8,873
Universal City Development Partners
11.750% due 04/01/2010	19,375	19,593
Ventas Capital Corp.
8.750% due 05/01/2009	18,900	20,058

		526,393

Industrials 52.0%
Abitibi-Consolidated Inc
6.950% due 04/01/2008	6,000	6,212
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	1,170	1,287
8.500% due 08/01/2029	4,500	4,567
8.850% due 08/01/2030	6,330	6,697
Allbritton Communications Co.
7.750% due 12/15/2012	3,075	3,144
7.750% due 12/15/2012	23,425	23,952
Allied Waste North America, Inc.
7.375% due 01/01/2004	70	71
8.875% due 04/01/2008	9,149	9,732
8.500% due 12/01/2008	27,795	29,358
7.875% due 01/01/2009	37,040	37,920
10.000% due 08/01/2009	13,693	14,275
9.250% due 09/01/2012	18,700	19,986
American Cellular Corp.
9.500% due 10/15/2009	21,975	5,494
American Media Operations, Inc.
10.250% due 05/01/2009	24,694	26,793
American Media, Inc.
8.875% due 01/15/2011	5,700	6,184
AmeriGas Partners LP
10.000% due 04/15/2006	5,905	6,407
8.830% due 04/19/2010	18,815	19,922
8.875% due 05/20/2011	2,490	2,652
Amphenol Corp.
9.875% due 05/15/2007	4,749	4,975
ANR Pipeline Co
8.875% due 03/15/2010	6,375	6,789
AOL Time Warner, Inc.
7.625% due 04/15/2031	17,050	18,158
Arco Chemical Co.
9.375% due 12/15/2005	9,825	9,690
10.250% due 11/01/2010	6,000	5,842
Avecia Group PLC
11.000% due 07/01/2009	23,373	19,984
Barrett Resources Corp.
7.550% due 02/01/2007	8,407	7,994
Beverly Enterprises, Inc.
9.000% due 02/15/2006	17,530	15,163
9.625% due 04/15/2009	12,400	10,478
Boyd Gaming Corp.
7.750% due 12/15/2012	28,580	28,937
British Sky Broadcasting Group PLC
6.875% due 02/23/2009	5,755	6,167
8.200% due 07/15/2009	18,949	21,255
BRL Universal Equipment
8.875% due 02/15/2008	1,315	1,414
Building Materials Corp.
7.750% due 07/15/2005	1,196	1,044
8.000% due 10/15/2007	1,222	999
8.000% due 12/01/2008	9,701	7,834
Cadmus Communications Corp.
9.750% due 06/01/2009	7,675	8,059
Canwest Media, Inc.
10.625% due 05/15/2011	16,275	18,004
Case Corp.
6.250% due 12/01/2003	29,145	29,145
CenterPoint Energy Resources Corp.
6.500% due 02/01/2008	3,500	3,377
Century Aluminum Co.
11.750% due 04/15/2008	6,675	6,708
CF Cable TV, Inc.
9.125% due 07/15/2007	10,349	10,851
Charter Communications Holdings LLC
8.250% due 04/01/2007	11,845	5,567
8.625% due 04/01/2009	5,934	2,774
10.000% due 04/01/2009	16,565	7,744
9.625% due 11/15/2009	23,557	10,365
0.000% due 04/01/2011 (c)	21,325	8,743
Chesapeake Energy Corp.
8.500% due 03/15/2012	8,400	8,904
9.000% due 08/15/2012	22,765	24,814
7.500% due 09/15/2013	18,115	18,613
7.750% due 01/15/2015	5,545	5,739
Circus & Eldorado Joint Venture Silver Legacy Capital Corp.
10.125% due 03/01/2012	9,921	9,425
Clear Channel Communications, Inc.
7.250% due 09/15/2003	4,100	4,188
CMS Panhandle Holding Co.
6.500% due 07/15/2009	5,470	5,388
7.000% due 07/15/2029	3,815	3,662
Coastal Corp.
7.750% due 06/15/2010	3,600	2,952
9.625% due 05/15/2012	2,550	2,218
Comcast Corp.
6.500% due 01/15/2015	1,500	1,583
7.050% due 03/15/2033	15,000	15,402
Community Health Systems, Inc.
10.228% due 10/19/2006	4,000	4,320
10.000% due 03/13/2007	3,500	3,724
Compass Minerals Group, Inc.
10.000% due 08/15/2011	2,875	3,191
Continental Airlines, Inc.
7.033% due 06/15/2011	1,855	911
7.461% due 04/01/2015	3,483	2,553
7.373% due 12/15/2015	10,000	4,706
Continental Cablevision
9.500% due 08/01/2013	7,900	9,224
Crown Castle International Corp.
10.625% due 11/15/2007	3,315	3,249
10.750% due 08/01/2011	19,188	18,804
Crown European Holdings S.A.
9.500% due 03/01/2011	31,120	31,237
10.875% due 03/01/2013	14,150	14,380
CSC Holdings, Inc.
8.125% due 07/15/2009	7,165	7,362
8.125% due 08/15/2009	7,150	7,329
7.625% due 04/01/2011	41,560	41,872
7.625% due 07/15/2018	21,900	21,298
Dex Media East LLC
9.875% due 11/15/2009	18,530	20,985
12.125% due 11/15/2012	10,470	12,250
7.375% due 12/15/2012	10,200	7,854
DirecTV Holdings LLC
8.375% due 03/15/2013	24,445	27,073
Dresser, Inc.
9.375% due 04/15/2011	32,995	32,665
Dunlop Stand Aerospace Holdings
11.875% due 05/15/2009	10,785	10,785
Dura Operating Corp.
8.625% due 04/15/2012	29,110	27,800
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010	6,350	5,084
7.670% due 11/08/2016	11,200	7,399
EchoStar DBS Corp.
10.375% due 10/01/2007	2,000	2,210
9.125% due 01/15/2009	5,000	5,487
9.375% due 02/01/2009	28,512	30,508
Equistar Chemicals LP
10.125% due 09/01/2008	18,500	17,945
8.750% due 02/15/2009	14,050	12,732
Extended Stay America, Inc.
9.875% due 06/15/2011	29,620	29,250
Extendicare Health Services
9.350% due 12/15/2007	10,050	8,191
9.500% due 07/01/2010	7,115	7,079
Fairpoint Communications, Inc.
6.358% due 05/01/2008 (a)	2,000	1,490
Ferrellgas Partners LP
6.990% due 08/01/2005	7,000	7,308
7.080% due 08/01/2006	5,000	4,940
7.120% due 08/01/2008	5,000	5,183
7.240% due 08/01/2010	10,000	10,911
8.750% due 06/15/2012	15,803	16,593
Fimep S.A.
10.500% due 02/15/2013	7,900	8,413
Fisher Scientific International, Inc.
8.125% due 05/01/2012	4,700	5,029
Foamex L.P.
10.750% due 04/01/2009	10,715	7,125

36	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Fresenius Medical Care
7.875% due 06/15/2011	$18,895	$19,273
Gap, Inc.
5.625% due 05/01/2003	14,505	14,523
Garden State Newspapers, Inc.
8.750% due 10/01/2009	14,590	15,028
8.625% due 07/01/2011	11,456	11,828
Georgia-Pacific Corp.
6.700% due 11/15/2003	16,470	16,717
8.125% due 05/15/2011	910	860
9.875% due 11/01/2021	1,650	1,493
9.625% due 03/15/2022	7,486	6,625
9.500% due 05/15/2022	25,719	22,761
9.125% due 07/01/2022	17,310	15,146
8.250% due 03/01/2023	7,100	5,715
8.125% due 06/15/2023	13,525	11,023
8.875% due 05/15/2031	9,700	8,293
Giant Industries, Inc.
11.000% due 05/15/2012	6,970	6,203
Golden Northwest Aluminum
12.000% due 12/15/2006	950	95
Gray Television, Inc.
9.250% due 12/15/2011	14,295	15,564
Greif Brothers Corp.
8.875% due 08/01/2012	6,125	6,416
Hanover Equipment Trust
8.500% due 09/01/2008	30,925	30,461
HCA, Inc.
8.130% due 08/04/2003	126	128
7.875% due 02/01/2011	4,553	5,104
6.300% due 10/01/2012	2,000	2,058
7.690% due 06/15/2025	5,000	5,237
HEALTHSOUTH Corp.
8.500% due 02/01/2008 (b)	12,780	5,943
8.375% due 10/01/2011 (b)	26,365	12,260
Hercules, Inc.
11.125% due 11/15/2007	200	221
11.125% due 11/15/2007	7,025	7,973
Hilton Hotels Corp.
7.625% due 12/01/2012	29,300	29,433
HMH Properties, Inc.
7.875% due 08/01/2008	8,400	7,938
Hollinger International Publishing, Inc.
9.000% due 12/15/2010	25,670	27,274
Hollinger Participation Trust
12.125% due 11/15/2010 (d)	19,433	19,579
Host Marriott LP
8.375% due 02/15/2006 (a)	11,832	11,625
9.500% due 01/15/2007	27,485	27,519
9.250% due 10/01/2007	6,765	6,765
Houghton Mifflin Co.
8.250% due 02/01/2011	13,000	13,975
9.875% due 02/01/2013	8,000	8,680
Ingles Markets, Inc.
8.875% due 12/01/2011	8,575	8,275
Insight Midwest, L.P.
9.750% due 10/01/2009	20,930	21,714
10.500% due 11/01/2010	20,026	21,428
ISP Chemco, Inc.
10.250% due 07/01/2011	22,740	24,616
ISP Holdings, Inc.
10.625% due 12/15/2009	10,154	10,002
ITT Corp.
6.750% due 11/15/2003	1,500	1,523
Johnsondiversey, Inc.
9.625% due 05/15/2012	7,970	8,608
Jupiters Ltd.
8.500% due 03/01/2006	11,395	12,364
K&F Industries, Inc.
9.625% due 12/15/2010	6,600	7,029
Kmart Corp.
12.350% due 01/01/2008 (e)	3,363	888
La Quinta Corp.
8.875% due 03/15/2011	7,600	7,666
Leviathan Gas Corp.
10.375% due 06/01/2009	6,548	6,875
Lyondell Chemical Co.
9.625% due 05/01/2007	7,737	7,776
9.500% due 12/15/2008	25,625	24,984
11.125% due 07/15/2012	2,273	2,353
Lyondell Petroleum
6.280% due 06/30/2006	147	148
Mail Well I Corp.
9.625% due 03/15/2012	19,170	18,739
Mandalay Resort Group
6.750% due 07/15/2003	18,832	19,020
9.375% due 02/15/2010	37,292	39,250
7.625% due 07/15/2013	11,475	11,188
6.700% due 11/15/2096	3,474	3,489
Mediacom Broadband LLC
11.000% due 07/15/2013	27,290	30,633
MGM Mirage, Inc.
8.500% due 09/15/2010	3,000	3,330
8.375% due 02/01/2011	30,080	32,336
Midwest Generation LLC
8.300% due 07/02/2009	4,450	4,116
8.560% due 01/02/2016	25,650	22,700
Millenium America, Inc.
9.250% due 06/15/2008	16,590	18,000
Mirage Resorts, Inc.
7.250% due 10/15/2006	4,000	4,190
6.750% due 08/01/2007	5,750	5,923
6.750% due 02/01/2008	5,975	6,154
Newpark Resources, Inc.
8.625% due 12/15/2007	12,635	12,572
OM Group, Inc.
9.250% due 12/15/2011	15,295	12,007
Owens-Brockway Glass Container, Inc.
8.750% due 11/15/2012	30,500	31,530
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009	25,720	28,035
Packaging Corp. of America
9.625% due 04/01/2009	4,000	4,345
PanAmSat Corp.
8.500% due 02/01/2012	59,958	62,057
6.875% due 01/15/2028	9,595	8,935
Park Place Entertainment Corp.
7.875% due 12/15/2005	3,695	3,806
9.375% due 02/15/2007	5	5
8.875% due 09/15/2008	5,325	5,671
Peabody Energy Corp.
6.875% due 03/15/2013	25,100	25,539
Pemex Project Funding Master Trust
7.375% due 12/15/2014	16,900	17,386
Premcor Refining Group, Inc.
9.250% due 02/01/2010	500	535
Pride International, Inc.
9.375% due 05/01/2007	24,023	25,044
10.000% due 06/01/2009 (a)	104	114
Quebecor Media, Inc.
11.125% due 07/15/2011	37,649	41,037
Qwest Corp.
4.920% due 05/03/2003	5,897	5,566
7.625% due 06/09/2003	18,031	18,121
7.200% due 11/01/2004	7,150	7,150
7.250% due 11/01/2008 (a)	4,170	3,565
7.500% due 11/01/2008	3,900	3,383
8.875% due 03/15/2012	37,615	40,248
6.875% due 09/15/2033	2,170	1,845
Racers
8.375% due 10/01/2007 (a)	19,299	15,102
Renaissance Media Group
10.000% due 04/15/2008	7,460	6,621
RH Donnelley Finance Corp.
8.875% due 12/15/2010	2,500	2,769
10.875% due 12/15/2012	11,200	12,852
Riggs Capital Trust
8.625% due 12/31/2026	13,550	12,628
Rogers Cablesystems, Inc.
10.000% due 03/15/2005	4,718	5,025
10.000% due 12/01/2007	3,600	3,807
11.000% due 12/01/2015	8,000	8,480
Rogers Cantel, Inc.
8.300% due 10/01/2007	4,359	4,424
9.375% due 06/01/2008	37,253	38,650
Roundy’s, Inc.
8.875% due 06/15/2012	36,408	36,408
Safety-Kleen Corp.
9.250% due 06/01/2008 (b)	22,459	225
9.250% due 05/15/2009 (b)	11,042	373
Salem Communications Holding Corp.
7.750% due 12/15/2010	12,420	12,544
Shaw Communications, Inc.
8.250% due 04/11/2010	8,770	9,077
7.200% due 12/15/2011	8,975	8,840
Silgan Holdings, Inc.
9.000% due 06/01/2009	2,620	2,725
Sonat, Inc.
7.625% due 07/15/2011	7,027	5,586
SPX Corp.
7.500% due 01/01/2013	4,475	4,777
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	18,300	18,323
8.375% due 05/01/2012	19,800	19,825
Stone Container Corp.
11.500% due 08/15/2006 (e)	4,600	4,957
9.750% due 02/01/2011	1,000	1,113
TCI Communications Finance
9.650% due 03/31/2027	10,610	11,534
TeleCorp PCS, Inc.
7.500% due 06/01/2007	48,685	51,606
10.625% due 07/15/2010	14,574	16,797
Tembec Industries, Inc.
8.500% due 02/01/2011	2,200	2,263
Tesoro Petroleum Corp.
9.625% due 04/01/2012	26,475	22,769
Time Warner Telecom, Inc.
9.750% due 07/15/2008	6,515	5,179
10.125% due 02/01/2011	5,325	4,233
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	70	75
Tritel PCS, Inc.
0.000% due 05/15/2009 (c)	16,639	16,722
10.375% due 01/15/2011	33,971	39,321
TRW Automotive, Inc.
9.375% due 02/15/2013	25,295	25,421
11.750% due 02/15/2013	1,000	1,034
Tyco International Group S.A.
6.250% due 06/15/2003	38,834	39,222
6.125% due 01/15/2009	1,100	1,040
6.750% due 02/15/2011	27,020	25,939
6.375% due 10/15/2011	1,650	1,551
U.S. Airways, Inc.
9.625% due 09/01/2003 (b)	18,718	4,399
9.330% due 01/01/2006 (b)	3,336	683
United Airlines, Inc.
2.120% due 12/02/2002 (a)	3,669	2,647
6.201% due 09/01/2008	2,300	1,701
9.410% due 06/15/2010	1,172	299
7.730% due 07/01/2010	27,485	18,700
7.186% due 04/01/2011	4,074	2,974
6.602% due 09/01/2013	6,500	4,715
7.783% due 01/01/2014	846	584
8.360% due 01/20/2019	1,909	1,521

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	37

Schedule of Investments (Cont.)

High Yield Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

Vintage Petroleum, Inc.
8.625% due 02/01/2009	$6,243	$6,462
9.750% due 06/30/2009 (a)	5,000	5,325
7.875% due 05/15/2011	12,495	12,682
8.250% due 05/01/2012	24,900	26,581
VoiceStream Wireless Corp.
10.375% due 11/15/2009	12,825	14,235
Williams Cos., Inc.
9.250% due 03/15/2004	61,545	60,776
7.375% due 11/15/2006	3,600	3,672
7.625% due 07/15/2019	4,910	3,903
7.875% due 09/01/2021	25,990	20,792
7.500% due 01/15/2031	8,050	6,279
7.750% due 06/15/2031	10,625	8,288
8.750% due 03/15/2032	2,200	1,859
Young Broadcasting, Inc.
9.000% due 01/15/2006	13,406	13,540
8.750% due 06/15/2007	8,000	8,120
8.500% due 12/15/2008	7,070	7,512
10.000% due 03/01/2011	28,567	30,424

		3,024,109

Utilities 12.5%
AES Corp.
10.000% due 12/12/2005	5,000	5,125
AT&T Corp.
8.500% due 11/15/2031	17,755	19,150
Calpine Corp.
7.625% due 04/15/2006	6,225	3,766
8.750% due 07/15/2007	24,241	14,181
7.875% due 04/01/2008	9,898	5,592
8.500% due 05/01/2008	9,400	5,452
8.625% due 08/15/2010	6,260	3,506
8.500% due 02/15/2011	995	562
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	6,950	6,915
CMS Energy Corp.
8.375% due 07/01/2003	5,575	5,547
7.625% due 11/15/2004	7,815	7,268
7.000% due 01/15/2005	13,602	12,038
8.900% due 07/15/2008	8,100	7,169
7.500% due 01/15/2009	11,605	9,806
CMS Panhandle Holding Co.
6.125% due 03/15/2004	70	71
Consumers Energy Co.
6.200% due 05/01/2008	7,700	7,713
Edison International, Inc.
6.875% due 09/15/2004	18,250	18,341
Edison Mission Energy
10.000% due 08/15/2008	2,425	1,879
9.875% due 04/15/2011	7,225	5,455
El Paso Corp.
6.750% due 05/15/2009	8,400	6,804
7.000% due 05/15/2011	2,150	1,709
7.800% due 08/01/2031	4,700	3,384
7.750% due 01/15/2032	34,785	25,045
El Paso Energy Partners
8.500% due 06/01/2010	13,675	13,983
8.500% due 06/01/2011	20,084	20,586
El Paso Natural Gas Co.
8.625% due 01/15/2022	7,000	6,545
Fairpoint Communications, Inc.
11.875% due 03/01/2010	6,775	7,148
France Telecom S.A.
9.250% due 03/01/2011	19,760	23,794
IPALCO Enterprises, Inc.
7.625% due 11/14/2011	5,015	4,924
Niagara Mohawk Power Co.
0.000% due 07/01/2010 (c)	6,900	7,141
NorAm Energy Corp.
6.375% due 11/01/2003	20,855	20,803
7.750% due 02/15/2011	27,855	27,855
Pinnacle Partners
8.830% due 08/15/2004	51,840	52,149
PSEG Energy Holdings, Inc.
8.625% due 02/15/2008	2,000	2,067
10.000% due 10/01/2009	15,185	16,157
8.500% due 06/15/2011	37,525	38,296
Reliant Energy Resources Corp.
8.125% due 07/15/2005	13,000	13,065
Rocky River Realty
8.810% due 04/14/2007 (e)	2,021	2,318
Rogers Communication, Inc.
9.125% due 01/15/2006	2,211	2,258
8.875% due 07/15/2007	354	363
Rural Cellular Corp.
9.625% due 05/15/2008	10,208	7,426
9.750% due 01/15/2010	2,950	2,146
SESI, LLC
8.875% due 05/15/2011	19,579	20,852
South Point Energy Corp.
8.400% due 05/30/2012	29,976	22,346
Southern California Edison Co.
8.000% due 02/15/2007	17,920	19,264
Sprint Capital Corp.
6.125% due 11/15/2008	10,055	10,005
7.625% due 01/30/2011	31,700	32,651
8.375% due 03/15/2012	10,820	11,577
6.900% due 05/01/2019	11,800	10,856
6.875% due 11/15/2028	34,790	30,615
8.750% due 03/15/2032	37,690	39,009
TeleCorp PCS, Inc.
0.000% due 04/15/2009 (c)	10,244	10,295
Texas Utilities Corp.
5.520% due 08/16/2003	18,340	18,523
TSI Telecommunication Services, Inc.
12.750% due 02/01/2009	9,800	9,212
TXU Corp.
6.375% due 01/01/2008	2,095	2,153
7.000% due 03/15/2013	14,500	14,819
Wilmington Trust Co.—Tucson Electric
10.210% due 01/01/2009 (e)	448	448
10.732% due 01/01/2013 (e)	7,015	7,015
WorldCom, Inc.—WorldCom Group
7.750% due 04/01/2007 (b)	10,000	2,700
7.500% due 05/15/2011 (b)	8,000	2,160
6.950% due 08/15/2028 (b)	12,700	3,429
8.250% due 05/15/2031 (b)	43,450	11,732

		725,163

Total Corporate Bonds & Notes (Cost $4,351,199)		4,275,665

MUNICIPAL BONDS & NOTES 0.2%
California 0.2%
Los Angeles, California Community Redevelopment Agency Revenue Bonds, Series 2002
8.250% due 09/01/2007	855	909
9.000% due 09/01/2012	725	786
9.750% due 09/01/2017	1,160	1,270
9.750% due 09/01/2022	1,375	1,476
9.750% due 09/01/2027	2,170	2,352
9.750% due 09/01/2032	3,480	3,782

		10,575

New Jersey 0.0%
New Jersey Tobacco Settlement Funding Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	2,000	1,844

Total Municipal Bonds & Notes (Cost $11,844)		12,419

MORTGAGE-BACKED SECURITIES 0.0%
Collateralized Mortgage Obligations 0.0%
Red Mountain Funding Corp.
9.150% due 11/28/2027	4,517	2,278

Total Mortgage-Backed Securities (Cost $4,247)		2,278

ASSET-BACKED SECURITIES 2.5%
American Cellular Corp.
7.000% due 03/31/2007 (a)	4,616	3,508
Ball Corp.
3.510% due 12/31/2009 (a)	1,995	2,003
Centennial Cellular
4.340% due 05/30/2007	192	155
4.340% due 05/31/2007 (a)	835	675
4.350% due 05/31/2007 (a)	4,093	3,412
4.590% due 11/30/2007 (a)	184	148
4.510% due 01/04/2008 (a)	1,835	1,484
Centennial Puerto Rico
4.340% due 05/31/2007 (a)	99	80
4.590% due 01/04/2008	100	81
4.590% due 01/04/2008 (a)	1,835	1,484
Charter Communications Holdings LLC
4.120% due 03/18/2008 (a)	11,889	10,392
CITGO Petroleum Corp.
8.250% due 02/24/2006 (a)	2,000	2,016
Commonwealth Brands
5.375% due 08/28/2007 (a)	3,000	2,994
DaVita, Inc.
4.310% due 03/31/2009 (a)	304	305
4.340% due 04/30/2009 (a)	1,388	1,391
4.352% due 04/30/2009 (a)	797	799
4.456% due 04/30/2009 (a)	1,388	1,391
4.821% due 04/30/2009 (a)	1,092	1,095
Del Monte Corp.
5.040% due 12/20/2010 (a)	532	537
5.051% due 03/31/2008 (a)	2,468	2,492
Dex Media East LLC
5.560% due 06/30/2009 (a)	2,449	2,477
DirecTV Holdings LLC
4.830% due 06/30/2010 (a)	2,500	2,499
Extended Stay America, Inc.
4.310% due 01/31/2009 (a)	4,611	4,521
Insight Midwest, L.P.
4.562% due 12/15/2009 (a)	3,500	3,387
4.562% due 12/31/2009 (a)	7,000	6,775
Las Vegas Sands, Inc.
4.400% due 06/30/2004	1,995	2,008
Lyondell Petroleum
6.250% due 06/30/2006 (a)	29	29
Messer Griesheim Holding AG
4.100% due 04/27/2009 (a)	1,491	1,500
4.600% due 04/27/2010 (a)	2,203	2,216
4.550% due 10/04/2027 (a)	556	559
Mission Energy
8.880% due 07/25/2006 (a)	6,500	2,202
Nextel Communications, Inc.
4.375% due 03/31/2008 (a)	9,146	8,793
Nextel Partners, Inc.
4.750% due 06/30/2008 (a)	17,918	17,485
5.000% due 12/31/2008 (a)	17,918	17,485
Penn National Gaming, Inc.
5.290% due 03/01/2009 (a)	1,667	1,668
5.320% due 04/01/2009 (a)	1,667	1,667
5.320% due 05/01/2009 (a)	1,667	1,667
RH Donnelley Finance Corp.
5.290% due 06/30/2010 (a)	2,917	2,940
5.340% due 07/30/2010 (a)	2,917	2,889
5.310% due 08/30/2010 (a)	1,647	1,631

38	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)		Value (000s)

Rural Cellular Corp.
4.590% due 03/31/2008 (a)		$8	$6
4.590% due 10/03/2008 (a)		8	6
4.630% due 10/03/2008 (a)		8	6
4.840% due 04/02/2009 (a)		8	6
4.630% due 04/03/2009 (a)		2,978	2,581
4.840% due 04/03/2009 (a)		8	6
4.880% due 04/03/2009 (a)		2,978	2,581
4.840% due 04/04/2009 (a)		8	7
Southern California Edison Co.
4.375% due 03/01/2005 (a)		3,000	3,004
Stone Container Corp.
3.812% due 06/30/2009 (a)		7,419	7,342
TRW Automotive, Inc.
7.250% due 03/01/2011 (a)		3,000	2,960
Ventas Capital Corp.
3.870% due 04/17/2007 (a)		2,481	2,460
Xerox Corp.
5.300% due 04/30/2005 (a)		4,990	4,913

Total Asset-Backed Securities (Cost $152,338)			146,718

SOVEREIGN ISSUES 6.7%
Republic of Brazil
2.562% due 04/15/2006 (a)		83,748	76,529
11.500% due 03/12/2008		10,000	9,225
11.000% due 01/11/2012		17,100	14,578
8.000% due 04/15/2014		42,902	34,000
11.000% due 08/17/2040		10,525	7,920
Republic of Colombia
7.625% due 02/15/2007		3,050	2,997
10.000% due 01/23/2012		11,300	11,639
10.750% due 01/15/2013		4,000	4,240
11.750% due 02/25/2020		7,000	7,665
10.375% due 01/28/2033		14,850	14,664
Republic of Panama
8.250% due 04/22/2008		7,000	7,472
9.625% due 02/08/2011		13,000	14,723
9.375% due 07/23/2012		6,000	6,634
4.750% due 07/17/2014		3,194	2,843
2.250% due 07/17/2016 (a)		5,727	4,696
10.750% due 05/15/2020		4,000	4,650
9.375% due 01/16/2023		2,720	2,870
8.875% due 09/30/2027		1,525	1,567
Republic of Peru
9.125% due 01/15/2008		6,000	6,480
9.125% due 02/21/2012		45,760	48,391
9.875% due 02/06/2015		4,000	4,320
Russian Federation
11.000% due 07/24/2018		5,000	6,600
5.000% due 03/31/2030		33,900	29,398
United Mexican States
6.375% due 01/16/2013		21,130	21,183
6.625% due 03/03/2015		6,000	6,015
8.125% due 12/30/2019		2,500	2,695
8.000% due 09/24/2022		7,950	8,340
8.300% due 08/15/2031		22,550	24,298

Total Sovereign Issues (Cost $366,510)			386,632

FOREIGN CURRENCY-DENOMINATED ISSUES (k)(l) 3.5%
Ball Corp.
5.025% due 11/30/2009	EC	5,440	5,961
Barry Callebaut Services NV
9.250% due 03/15/2010		3,000	3,429
Del Monte Corp.
6.578% due 12/31/2010		978	1,077
El Paso Corp.
5.750% due 03/14/2006		5,000	4,395
7.125% due 05/06/2009		13,600	11,479
Fort James Corp.
4.750% due 06/29/2004		5,700	5,931
Fresenius Medical Care
7.375% due 06/15/2011		6,000	6,419
Johnsondiversey, Inc.
9.625% due 05/15/2012		3,500	3,949
Kronos International, Inc.
8.875% due 06/30/2009		15,865	17,104
Legrand S.A.
11.000% due 02/15/2013		18,060	20,656
MDP Acquisitions PLC
10.125% due 10/01/2012		22,475	25,248
Messer Griesheim Holding AG
5.471% due 04/27/2009		2,000	2,195
10.375% due 06/01/2011		5,700	6,670
Remy Cointreau S.A.
10.000% due 07/30/2005		4,900	5,620
TRW Automotive, Inc.
10.125% due 02/15/2013		13,000	14,257
Tyco International Group S.A.
4.375% due 11/19/2004		28,500	29,902
6.125% due 04/04/2007		6,400	6,502
5.500% due 11/19/2008		15,737	15,206
Vivendi Universal S.A.
1.000% due 07/05/2003		1,211	1,352
Xerox Capital Europe PLC
5.250% due 12/03/2004		9,500	9,833
Xerox Corp.
3.500% due 02/04/2004		5,000	5,279

Total Foreign Currency-Denominated Issues (Cost $186,302)			202,464

CONVERTIBLE BONDS & NOTES 2.1%
Consumer Staples 0.2%
Elan Finance Corp. Ltd.
0.000% due 12/14/2018		$26,850	13,022

Healthcare 0.5%
HEALTHSOUTH Corp.
3.250% due 04/01/2049 (b)		12,900	1,677
Total Renal Care Holdings
7.000% due 05/15/2009		24,203	24,596

			26,273

Industrials 1.0%
Clear Channel Communications, Inc.
2.625% due 04/01/2003		2,400	2,403
Dimon, Inc.
6.250% due 03/31/2007		39,027	35,199
Pride International, Inc.
0.000% due 04/24/2018		36,200	18,010

			55,612

Technology 0.1%
Solectron Corp.
0.000% due 05/08/2020		7,499	4,696

Utilities 0.3%
America Online, Inc.
0.000% due 12/06/2019		10,000	5,863
Rogers Communication, Inc.
2.000% due 11/26/2005		17,615	14,092

			19,955

Total Convertible Bonds & Notes (Cost $ 127,450)			119,558

PREFERRED STOCK 1.1%
		Shares
CSC Holdings, Inc.
11.125% due 04/01/2008		182,696	18,726
Fresenius Medical Care
7.875% due 02/01/2008		44,822	46,279

Total Preferred Stock (Cost $63,931)			65,005

SHORT-TERM INSTRUMENTS 9.1%
	Principal Amount (000s)
Commercial Paper 7.2%
Alcon Capital Corp.
1.250% due 04/17/2003		$2,250	2,249
CDC Commercial Paper Corp.
1.230% due 05/21/2003		11,000	10,981
Danske Corp.
1.250% due 04/24/2003		5,000	4,996
1.240% due 04/25/2003		15,900	15,887
1.255% due 04/28/2003		29,100	29,073
Federal Home Loan Bank
1.230% due 05/28/2003		75,000	74,854
Freddie Mac
1.225% due 05/30/2003		65,000	64,869
HBOS Treasury Services PLC
1.260% due 05/02/2003		20,000	19,978
UBS Finance, Inc.
1.390% due 04/01/2003		95,000	95,000
1.240% due 04/14/2003		31,800	31,786
1.240% due 04/16/2003		44,800	44,777
1.215% due 04/21/2003		23,400	23,384

			417,834

Repurchase Agreements 1.4%
State Street Bank
1.050% due 04/01/2003		82,782	82,782

(Dated 03/31/2003. Collateralized by Federal Home Loan Bank 1.250% due 04/13/2004 valued at $7,940 and Fannie Mae 2.600% due 10/24/2004 valued at $76,501. Repurchase proceeds are $82,784.)
U.S. Treasury Bills 0.5%
1.151% due 05/08/2003 - 05/15/2003 (f)(g)		29,685	29,644

Total Short-Term Instruments (Cost $530,260)			530,260

Total Investments 98.8%			$5,740,999
(Cost $5,794,081)
Written Options (j) (0.4%)			(21,736)
(Premiums $17,926)
Other Assets and Liabilities (Net) 1.6%			92,114

Net Assets 100%			$5,811,377

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Security is in default.

(c)	Security becomes interest bearing at a future date.

(d)	Payment in-kind bond security.

(e)	Restricted security.

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	39

Schedule of Investments (Cont.)

High Yield Fund

March 31, 2003

(f)	Securities with an aggregate market value of $9,882 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation

U.S. Treasury 10 Year Note
(06/2003)—Long	782	$2,293

(g)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h)	Short sales open at March 31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

Republic of Venezuela	2.313	12/18/2007	$70,595	$49,064	$50,559

(i)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Pay a fixed rate equal to 8.500% and the Fund will receive to the counterparty at par in the event of default of The Williams Cos., Inc. 8.125% due 03/15/2012.
Counterparty: J.P. Morgan Chase & Co.Exp. 03/15/2004	$2,500	$(395)
Pay a fixed rate equal to 3.500% and the Fund will receive to the counterparty at par in the event of default of The Williams Cos., Inc. 7.125% due 09/01/2011.
Counterparty: Goldman Sachs & Co. Exp. 03/15/2004	5,000	(978)
Receive a fixed rate equal to 2.250% and the Fund will pay to the counterparty at par in the event of default of Russian Federation 5.000% due 03/31/2030.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	15
Receive a fixed rate equal to 0.700% and the Fund will pay to the counterparty at par in the event of default of Republic of Croatia 2.188% due 07/31/2010.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	1
Receive a fixed rate equal to 1.750% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: J.P. Morgan Chase & Co. Exp. 05/24/2003	5,000	4
Receive a fixed rate equal to 1.200% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 2.250% due 06/17/2016.
Counterparty: J.P. Morgan Chase & Co. Exp. 05/24/2003	7,000	1
Receive a fixed rate equal to 3.000% and the Fund will pay to the counterparty at par in the event of default of Dynegy Holdings, Inc. 6.875% due 04/01/2011.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/15/2003	8,000	982
Receive a fixed rate equal to 1.500% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 5.000% due 03/07/2017.
Counterparty: J.P. Morgan Chase & Co. Exp. 05/28/2003	10,000	4
Receive a fixed rate equal to 0.900% and the Fund will pay to the counterparty at par in the event of default of Republic of Bulgaria 2.188% due 07/28/2011.
Counterparty: J.P. Morgan Chase & Co. Exp. 05/28/2003	7,000	5
Receive a fixed rate equal to 1.570% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 05/29/2003	7,000	4
Receive a fixed rate equal to 1.820% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	9,000	44
Receive a fixed rate equal to 2.100% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	7,000	40
Receive a fixed rate equal to 1.770% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	9,000	41
Receive a fixed rate equal to 3.550% and the Fund will pay to the counterparty at par in the event of default of France Telecom S.A. 4.160% due 03/14/2003.
Counterparty: ABN AMRO Bank, N.V. Exp. 06/03/2003	17,500	79
Receive a fixed rate equal to 7.500% and the Fund will pay to the counterparty at par in the event of default of Qwest Corp. 8.875% due 03/15/2012.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/05/2003	6,500	41
Receive a fixed rate equal to 7.250% and the Fund will pay to the counterparty at par in the event of default of Qwest Corp. 7.625% due 06/09/2003.
Counterparty: Merrill Lynch Exp. 06/03/2003 & Co., Inc.	10,000	64
Receive a fixed rate equal to 3.700% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.375% due 03/15/2012.
Counterparty: UBS Warburg LLC Exp. 06/09/2003	25,000	(32)
Receive a fixed rate equal to 3.150% and the Fund will pay to the counterparty at par in the event of default of JPMorgan HYDI—BB due November 15, 2007
Counterparty: J.P. Morgan Chase Exp. 11/15/2007 & Co.	4,000	(15)
Receive a fixed rate equal to 3.450% and the Fund will pay to the counterparty at par in the event of default of France Telecom S.A. 5.750% due 04/25/2007.
Counterparty: Goldman Sachs & Co. Exp. 06/05/2003	25,000	103
Receive a fixed rate equal to 3.950% and the Fund will pay to the counterparty at par in the event of default of France Telecom S.A. 5.700% due 07/25/2010.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/14/2003	4,000	32
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/2027.
Counterparty: Credit Suisse First Boston Exp. 06/14/2003	20,000	6
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Credit Suisse First Boston Exp. 06/14/2003	10,000	1
Receive a fixed rate equal to 2.000% and the Fund will pay to the counterparty at par in the event of default of Deutsche Telekom AG 5.250% due 05/20/2008.
Counterparty: UBS Warburg LLC Exp. 06/14/2003	41,500	81
Receive a fixed rate equal to 4.250% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 7.625% due 01/30/2011.
Counterparty: Credit Suisse First Boston Exp. 06/14/2003	2,500	32
Receive a fixed rate equal to 7.750% and the Fund will pay to the counterparty at par in the event of default of The Williams Cos., Inc. 8.125% due 03/15/2012.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/16/2003	2,800	18
Receive a fixed rate equal to 7.500% and the Fund will pay to the counterparty at par in the event of default of CIT Group, Inc. 7.750% due 04/02/2012.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/19/2003	20,000	285

40	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Receive a fixed rate equal to 5.000% and the Fund will pay to the counterparty at par in the event of default of CIT Group, Inc. 6.500% due 02/07/2006.
Counterparty: Credit Suisse First Boston Exp. 06/30/2003	$5,000	$41
Receive a fixed rate equal to 0.950% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 07/23/2012.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	(2)
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of Republic of South Africa 9.125% due 05/19/2009.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	2
Receive a fixed rate equal to 8.000% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2004.
Counterparty: J.P. Morgan Chase & Co. Exp. 07/03/2003	2,000	124
Receive a fixed rate equal to 0.600% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 02/14/2004	5,000	6
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/16/2003	5,000	13
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 01/22/2005	5,000	23
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/27/2005	5,000	27
Received a fixed rate equal to 5.450% and the Fund will pay to the counterparty at par in the event of default of Centerpoint Energy Resources Corporation 7.750% due 02/15/2011.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/31/2004	5,500	16
Receive a fixed rate to 6.750% and the Fund will pay to the counterparty at par in the event of default of Xerox Corp. 9.750% due 01/15/2009.
Counterparty: Goldman Sachs & Co. Exp. 12/20/2004	5,000	0

		$713

(j)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Put—OTC 7 Year Interest Rate Swap
Strike @ 7.000%* Exp. 01/07/2005	$206,100	$3,566	$2,013
Call—OTC 7 Year Interest Rate Swap
Strike @ 5.500%** Exp. 01/07/2005	76,500	1,581	5,155
Call—OTC 7 Year Interest Rate Swap
Strike @ 5.000%** Exp. 01/07/2005	117,800	2,780	5,661
Call—OTC 10 Year Interest Rate Swap
Strike @ 4.000%** Exp. 10/07/2004	160,800	2,564	2,380
Put—OTC 10 Year Interest Rate Swap
Strike @ 6.500%* Exp. 10/07/2004	92,500	2,643	1,476
Put—OTC 10 Year Interest Rate Swap
Strike @ 6.500%* Exp. 10/07/2004	$68,300	$2,015	$1,090

Type	# of Contracts	Premium	Value

Call—CBOT U.S. Treasury Note Futures Strike June @ 116.000 Exp. 05/24/2003	1,325	1,051	1,118
Call—CBOT U.S. Treasury Note Futures Strike June @ 113.000 Exp. 05/24/2003	1,130	1,726	2,843

		$17,926	$21,736

*	The Fund will pay a floating rate based on 3-month LIBOR.

**	The Fund will receive a floating rate based on 3-month LIBOR.

(k)	Principal amount denoted in indicated currency:

EC—Euro

MP— Mexican Peso

(l)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation

Buy	EC	38,565	04/2003	$1,250	$(51)	$1,199
Sell		223,747	04/2003	2,155	(78)	2,077
Buy	MP	141,038	06/2003	384	0	384

				$3,789	$(129)	$3,660

See accompanying notes I 03.31.03 I PIMCO Bond Funds Annual Report	41

Schedule of Investments

Low Duration Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 20.8%
Banking & Finance 9.4%
Banco Nacional de Comercio Exterior
7.250% due 02/02/2004	$1,800	$1,881
Bank of America Corp.
6.625% due 06/15/2004	1,000	1,063
3.875% due 01/15/2008	1,600	1,641
Bear Stearns Cos., Inc.
1.940% due 05/24/2004 (a)	2,000	2,011
1.758% due 06/01/2004 (a)	3,000	3,012
Beaver Valley Funding Corp.
8.250% due 06/01/2003	318	320
Boeing Capital Corp.
5.750% due 02/15/2007	10,000	10,480
Capital One Bank
2.240% due 06/23/2003 (a)	1,100	1,097
CIT Group, Inc.
1.840% due 04/07/2003 (a)	2,900	2,900
2.840% due 01/31/2005 (a)	48,850	48,792
6.625% due 06/15/2005	7,840	8,316
4.125% due 02/21/2006	6,200	6,212
5.500% due 11/30/2007	10,000	10,233
Citigroup, Inc.
3.500% due 02/01/2008	76,000	76,223
Conoco Funding Co.
6.350% due 10/15/2011	950	1,076
Credit Asset Receivable LLC
6.274% due 10/31/2003	5,646	5,715
Credit Suisse First Boston USA, Inc.
4.625% due 01/15/2008	11,100	11,466
Export-Import Bank Korea
6.500% due 11/15/2006	6,700	7,182
7.100% due 03/15/2007	6,700	7,362
Finova Group, Inc.
7.500% due 11/15/2009	6,510	2,327
Ford Motor Credit Co.
6.125% due 04/28/2003	14,000	14,015
1.608% due 06/02/2003 (a)	600	599
1.806% due 06/23/2003 (a)	9,800	9,784
1.719% due 07/19/2004 (a)	800	764
6.875% due 02/01/2006	10,000	9,833
7.375% due 10/28/2009	100	95
7.875% due 06/15/2010	1,860	1,781
7.375% due 02/01/2011	580	541
7.250% due 10/25/2011	250	230
Gemstone Investors Ltd.
7.710% due 10/31/2004	36,300	33,764
General Motors Acceptance Corp.
1.340% due 07/20/2003 (a)	3,385	3,385
1.643% due 07/21/2003 (a)	200	200
1.680% due 08/04/2003 (a)	98,420	98,199
5.550% due 09/15/2003	3,000	3,043
5.750% due 11/10/2003	5,000	5,098
2.088% due 01/20/2004 (a)	41,720	41,510
2.140% due 03/22/2004 (a)	5,000	4,971
1.630% due 04/05/2004 (a)	1,700	1,677
2.150% due 05/04/2004 (a)	3,700	3,668
2.050% due 05/10/2004 (a)	600	594
2.040% due 05/17/2004 (a)	1,300	1,287
7.625% due 06/15/2004	1,000	1,051
6.850% due 06/17/2004	1,000	1,044
1.718% due 07/21/2004 (a)	600	590
1.740% due 07/30/2004 (a)	400	393
6.125% due 02/01/2007	4,000	4,108
6.125% due 08/28/2007	1,500	1,540
7.430% due 12/01/2021	379	405
General Motors Nova Scotia Finance
6.850% due 10/15/2008	20,500	21,289
Goldman Sachs Group, Inc.
4.125% due 01/15/2008	25,900	26,621
Heller Financial, Inc.
1.609% due 04/28/2003 (a)	20,000	20,005
Household Finance Corp.
1.550% due 06/24/2003 (a)	1,500	1,500
1.690% due 05/28/2004 (a)	500	498
7.125% due 09/01/2005	50	55
3.375% due 02/21/2006	15,000	15,161
7.200% due 07/15/2006	290	325
5.750% due 01/30/2007	1,000	1,077
4.625% due 01/15/2008	72,040	74,735
6.400% due 06/17/2008	20,000	22,279
IMEXA Export Trust
10.625% due 12/31/2005	2,491	1,445
J.P. Morgan Chase & Co.
7.625% due 09/15/2004	100	107
4.000% due 02/01/2008	16,000	16,261
5.250% due 05/30/2007	10,200	10,945
Korea Development Bank
5.383% due 06/16/2003 (a)	3,500	3,552
6.625% due 11/21/2003	20,300	20,825
Lehman Brothers Holdings, Inc.
8.250% due 06/15/2007	100	119
Marsh & McLennan Cos., Inc.
6.625% due 06/15/2004	1,000	1,060
Merrill Lynch & Co., Inc.
6.130% due 04/07/2003	7,770	7,774
6.550% due 08/01/2004	100	106
MetLife, Inc.
3.911% due 05/15/2005	65,850	67,787
Metropolitan Life Insurance Co.
6.300% due 11/01/2003	17,850	18,363
Middletown Trust
11.750% due 07/15/2010	811	836
Morgan Stanley Group, Inc.
6.875% due 03/01/2007	5,000	5,632
5.800% due 04/01/2007	6,200	6,755
National Rural Utilities Cooperative Finance Corp.
2.352% due 04/26/2004 (a)	1,000	1,008
6.125% due 05/15/2005	75	81
Newcourt Credit Group, Inc.
6.875% due 02/16/2005	26,515	27,947
Pemex Finance Ltd.
6.125% due 11/15/2003	3,800	3,859
Pemex Project Funding Master Trust
2.890% due 01/07/2005 (a)	46,000	46,625
Rothmans Holdings
6.500% due 05/06/2003	14,000	14,063
Salomon Smith Barney Holdings, Inc.
1.680% due 05/04/2004 (a)	32,760	32,844
Sears Roebuck Acceptance Corp.
6.900% due 08/01/2003	50	51
Shopping Center Associates
6.750% due 01/15/2004	11,725	12,196
Spieker Properties, Inc.
6.800% due 05/01/2004	2,000	2,095
State Street Capital Trust II
1.868% due 02/15/2008	12,000	12,005
Trinom Ltd.
5.278% due 12/18/2004 (a)	5,700	5,748
Verizon Global Funding Corp.
6.125% due 06/15/2007	143,600	159,137
Wells Fargo & Co.
6.625% due 07/15/2004	1,000	1,065
Wells Fargo Financial, Inc.
5.450% due 05/03/2004	6,250	6,522

		1,123,836

Industrials 5.8%
Allied Waste North America, Inc.
7.375% due 01/01/2004	5,000	5,100
Altria Group, Inc.
7.650% due 07/01/2008	7,500	7,943
Amerada Hess Corp.
5.300% due 08/15/2004	13,700	14,228
AOL Time Warner, Inc.
6.125% due 04/15/2006	17,000	17,804
Atlas Air, Inc.
8.010% due 01/02/2010	7,194	1,870
Clear Channel Communications, Inc.
6.000% due 11/01/2006	7,000	7,512
Coastal Corp.
6.500% due 05/15/2006	10,000	8,750
Comcast Cable Communications, Inc.
6.375% due 01/30/2006	8,000	8,569
8.375% due 05/01/2007	27,000	30,791
Conoco, Inc.
5.900% due 04/15/2004	3,100	3,240
Cox Communications, Inc.
6.875% due 06/15/2005	2,884	3,140
7.750% due 08/15/2006	10,000	11,280
Cox Enterprises, Inc.
2.250% due 05/01/2033 (a)	2,000	1,998
CSX Corp.
6.250% due 10/15/2008	1,197	1,333
DaimlerChrysler North America Holding Corp.
7.750% due 05/27/2003	16,500	16,656
1.570% due 08/21/2003 (a)	900	899
1.660% due 08/16/2004 (a)	1,000	993
6.900% due 09/01/2004	1,000	1,060
Dow Chemical Co.
5.750% due 12/15/2008	10,000	10,493
Eastman Chemical Co.
6.375% due 01/15/2004	250	259
Enron Corp.
6.500% due 08/01/2002 (b)	13,700	1,336
6.750% due 09/01/2004 (b)	1,545	239
7.625% due 09/10/2004 (b)	2,400	372
8.375% due 05/23/2005 (b)	7,355	1,140
8.000% due 08/15/2005 (b)	8,300	2,179
Federal-Mogul Corp.
7.500% due 07/01/2004 (b)	28,600	3,861
Fred Meyer, Inc.
7.375% due 03/01/2005	20,000	21,622
General Motors Corp.
6.250% due 05/01/2005	7,000	7,243
HCA, Inc.
8.130% due 08/04/2003	5,000	5,083
6.910% due 06/15/2005 (a)	2,125	2,251
8.850% due 01/01/2007	1,200	1,357
International Game Technology
7.875% due 05/15/2004	500	527
ITT Corp.
6.750% due 11/15/2005	2,000	2,031
Kellogg Co.
6.600% due 04/01/2011	290	331
Kroger Co.
7.650% due 04/15/2007	11,200	12,689
Lenfest Communications
8.375% due 11/01/2005	7,900	8,772
MGM Mirage, Inc.
8.500% due 09/15/2010	55	61
Oryx Energy Co.
8.375% due 07/15/2004	5,520	5,904
Park Place Entertainment Corp.
7.950% due 08/01/2003	15,955	16,234
Petroleos Mexicanos
9.375% due 12/02/2008	3,000	3,495
9.375% due 12/02/2008	5,500	6,421
Philip Morris Cos., Inc.
8.250% due 10/15/2003	1,000	1,021
7.500% due 04/01/2004	1,430	1,474
6.950% due 06/01/2006	25,000	26,070
Phillips Petroleum Co.
8.500% due 05/25/2005	2,000	2,268
Qwest Capital Funding, Inc.
5.875% due 08/03/2004	6,000	5,460

42	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Qwest Corp.
5.650% due 11/01/2004	$9,250	$8,926
6.125% due 11/15/2005	2,330	2,295
R.J. Reynolds Holdings, Inc.
7.750% due 05/15/2006	990	1,042
Raytheon Co.
6.500% due 07/15/2005	6,635	7,136
8.200% due 03/01/2006	10,000	11,293
Safeway, Inc.
6.850% due 09/15/2004	4,700	4,983
6.150% due 03/01/2006	17,000	18,490
6.500% due 11/15/2008	1,200	1,327
Sonat, Inc.
7.625% due 07/15/2011	1,340	1,065
SR Wind Ltd.
6.600% due 05/18/2005 (a)	6,000	6,113
7.100% due 05/18/2005 (a)	3,000	3,057
System Energy Resources, Inc.
7.430% due 01/15/2011	1,073	1,136
Time Warner, Inc.
7.975% due 08/15/2004	1,950	2,076
8.110% due 08/15/2006	11,750	12,974
Transocean, Inc.
6.750% due 04/15/2005	2,500	2,715
TTX Co.
7.820% due 07/21/2003	61,000	62,086
Tyco International Group S.A.
5.875% due 11/01/2004	10,000	9,950
6.375% due 06/15/2005	6,500	6,467
Union Pacific Corp.
6.650% due 01/15/2011	90	102
Walt Disney Co.
4.875% due 07/02/2004	9,609	9,916
6.750% due 03/30/2006	8,775	9,677
5.375% due 06/01/2007	7,000	7,380
Waste Management, Inc.
6.500% due 05/15/2004	65,500	67,387
7.000% due 10/01/2004	6,524	6,891
6.500% due 11/15/2008	550	601
6.875% due 05/15/2009	1,000	1,113
7.375% due 08/01/2010	1,810	2,047
Weyerhaeuser Co.
5.500% due 03/15/2005	61,060	64,304
6.125% due 03/15/2007	48,060	52,107
5.950% due 11/01/2008	10,000	10,796
Williams Cos., Inc.
9.250% due 03/15/2004	3,000	2,962
6.250% due 02/01/2006	110	100
7.625% due 07/15/2019	200	159

		692,032

Utilities 5.6%
ALLETE, Inc.
2.218% due 10/20/2003 (a)	100	100
Appalachian Power Co.
4.800% due 06/15/2005	34,040	35,411
Arkansas Power & Light
6.000% due 10/01/2003	450	453
AT&T Corp.
6.500% due 11/15/2006	17,000	18,192
AT&T Wireless Services, Inc.
6.875% due 04/18/2005	1,000	1,071
7.350% due 03/01/2006	7,000	7,707
7.500% due 05/01/2007	12,000	13,345
British Telecom PLC
2.553% due 12/15/2003 (a)	8,900	8,942
7.875% due 12/15/2005	88,400	100,262
8.375% due 12/15/2010	285	347
Cleveland Electric Illuminating Co.
9.500% due 05/15/2005	9,000	9,074
CMS Energy Corp.
8.375% due 07/01/2003	7,750	7,711
DTE Energy Co.
7.110% due 11/15/2038 (a)	21,000	21,365
Duke Energy Corp.
3.750% due 03/05/2008	25,000	24,996
El Paso CGP Co.
7.625% due 09/01/2008	1,075	898
Entergy Louisiana, Inc.
8.500% due 06/01/2003	4,000	4,045
Entergy Mississippi, Inc.
4.350% due 04/01/2008	34,480	34,815
France Telecom S.A.
1.978% due 07/16/2003 (a)	12,200	12,207
8.700% due 03/01/2006 (a)	62,000	70,458
Hydro-Quebec
6.300% due 05/11/2011	100	115
Illinois Power Co.
6.000% due 09/15/2003	12,500	12,687
Jersey Central Power & Light Co.
7.125% due 10/01/2004	500	504
Niagara Mohawk Power Co.
7.375% due 08/01/2003	145	148
7.750% due 10/01/2008	2,270	2,690
NorAm Energy Corp.
6.375% due 11/01/2003	2,000	1,995
Ohio Edison Co.
8.625% due 09/15/2003	5,000	5,156
Oncor Electric Delivery Co.
5.000% due 09/01/2007	7,000	7,348
Pacific Gas & Electric Co.
7.583% due 10/31/2049 (a)	46,700	45,999
Progress Energy, Inc.
6.750% due 03/01/2006	27,000	29,556
6.050% due 04/15/2007	11,200	12,094
7.100% due 03/01/2011	550	620
PSEG Power LLC
6.875% due 04/15/2006	3,000	3,306
Public Service Electric & Gas
6.500% due 05/01/2004	1,200	1,257
Reliant Energy Resources Corp.
8.125% due 07/15/2005	3,300	3,317
Sprint Capital Corp.
9.500% due 04/01/2003	5,800	5,800
5.700% due 11/15/2003	4,000	4,080
7.900% due 03/15/2005	16,700	17,619
6.000% due 01/15/2007	21,000	21,315
6.125% due 11/15/2008	88,441	87,999
6.875% due 11/15/2028	30	26
Texas Utilities Corp.
6.750% due 04/01/2003	3,875	3,875
6.875% due 08/01/2005	2,000	2,024
United Illuminating Co.
6.000% due 12/15/2003	13,000	13,316
Verizon Wireless Capital LLC
5.375% due 12/15/2006	1,200	1,284
Vodafone Group PLC
7.625% due 02/15/2005	10,000	11,018
3.950% due 01/30/2008	1,200	1,220

		667,767

Total Corporate Bonds & Notes (Cost $2,462,013)		2,483,635

MUNICIPAL BONDS & NOTES 0.3%
California 0.1%
California State Revenue Anticipation Notes, Series 2002
2.500% due 06/20/2003	14,400	14,439

Texas 0.1%
Texas State Turnpike Systems Authority Revenue Bonds, Series 2002
5.000% due 06/01/2008	8,000	8,893

Virginia 0.1%
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2002
3.000% due 05/15/2005	6,790	7,010

Total Municipal Bonds & Notes (Cost $30,045)		30,342

U.S. GOVERNMENT AGENCIES 0.0%
Federal Home Loan Bank
4.125% due 08/15/2003	2,000	2,022
Small Business Administration
3.500% due 01/25/2013 (a)	218	218
3.000% due 02/25/2014 (a)	416	422

Total U.S. Government Agencies (Cost $2,646)		2,662

U.S. TREASURY OBLIGATIONS 8.5%
Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007	3,784	4,165
3.625% due 01/15/2008	34,276	38,373
3.875% due 01/15/2009	104,020	118,550
U.S. Treasury Notes
1.625% due 03/31/2005	852,600	854,665

Total U.S. Treasury Obligations (Cost $1,007,377)		1,015,753

MORTGAGE-BACKED SECURITIES 48.0%
Collateralized Mortgage Obligations 12.4%
Amortizing Residential Collateral Trust
1.580% due 09/25/2030 (a)	3,174	3,171
Bank of America Mortgage Securities, Inc.
5.785% due 10/20/2032 (a)	30,560	31,194
Bear Stearns Adjustable Rate Mortgage Trust
6.750% due 03/25/2028	18,518	18,938
4.745% due 11/25/2030 (a)	836	857
6.278% due 09/25/2031 (a)	8,104	8,106
6.199% due 01/25/2032 (a)	6,633	6,666
6.040% due 02/25/2032 (a)	3,006	3,009
6.118% due 02/25/2032 (a)	5,428	5,507
5.418% due 10/25/2032 (a)	8,357	8,551
6.035% due 10/25/2032	764	784
5.382% due 01/25/2033 (a)	53,699	55,199
5.676% due 01/25/2033 (a)	18,101	18,075
5.235% due 03/25/2033 (a)	78,447	80,029
5.464% due 03/25/2033 (a)	102,275	105,168
Cendant Mortgage Corp.
6.750% due 04/25/2031	1,013	1,031
Chase Commercial Mortgage Securities Corp.
7.600% due 12/18/2005	23	23
Chase Mortgage Finance Corp.
6.750% due 06/25/2028	8,818	8,976
6.350% due 07/25/2029	1,183	1,189
Citicorp Mortgage Securities, Inc.
5.319% due 12/01/2019 (a)	111	111
6.750% due 05/25/2028	6,266	6,455
CMC Securities Corp.
7.250% due 10/25/2027 (a)	641	642
7.250% due 11/25/2027	723	728
Commercial Trust
6.670% due 12/15/2003 (a)	1,961	1,777
Countrywide Home Loans, Inc.
6.500% due 08/25/2032 (a)	3,215	3,234
4.980% due 09/19/2032 (a)	20,555	20,878
Countrywide Mortgage-Backed Securities, Inc.
6.500% due 11/01/2032	127,900	132,849
Criimi Mae Financial Corp.
7.000% due 01/01/2033	4,524	4,905

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	43

Schedule of Investments (Cont.)

Low Duration Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

CS First Boston Mortgage Securities Corp.
7.500% due 02/25/2031	$14,360	$14,872
7.500% due 03/25/2031	5,553	5,721
1.666% due 03/25/2032 (a)	32,430	32,077
2.500% due 03/25/2032 (a)	55,579	54,773
6.174% due 06/25/2032 (a)	24,692	25,425
5.768% due 10/25/2032 (a)	29,145	29,585
2.360% due 08/25/2033 (a)	1,843	1,843
6.400% due 01/17/2035	29	29
1.000% due 12/19/2039 (a)	4	4
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	195	228
DLJ Mortgage Acceptance Corp.
11.000% due 08/01/2019	360	420
5.748% due 05/25/2024 (a)	403	402
1.836% due 06/25/2026 (a)	3,414	3,422
6.850% due 12/17/2027	22	22
Drexel Burnham Lambert Trust
2.087% due 05/01/2016 (a)	11	11
E-Trade Bank Mortgage-Backed Securities Trust
7.025% due 09/25/2031	1,020	1,023
Fannie Mae
8.950% due 05/25/2003	0	0
9.400% due 07/25/2003	0	0
9.250% due 10/25/2018	28	32
9.500% due 03/25/2020	2,285	2,594
9.500% due 05/25/2020	445	503
9.000% due 03/25/2021	1,432	1,610
9.000% due 04/25/2021	47	53
8.000% due 12/25/2021	1,339	1,414
1.943% due 04/25/2022 (a)	81	81
1.705% due 06/25/2032 (a)	1,136	1,140
6.500% due 01/01/2033	21,039	22,374
5.000% due 04/25/2033	169,800	175,425
First Horizon Asset Securities, Inc.
6.750% due 02/25/2031	4,166	4,268
Freddie Mac
8.000% due 07/01/2006	14	15
8.500% due 01/01/2007	28	30
9.500% due 07/01/2010	30	33
6.500% due 08/15/2011	5,644	5,925
8.000% due 01/01/2012	63	68
12.500% due 09/30/2013	233	245
10.000% due 07/15/2019	106	111
10.000% due 05/15/2020	74	77
9.000% due 12/15/2020	961	961
9.500% due 01/15/2021	369	373
8.000% due 04/15/2021	454	468
9.000% due 05/15/2021	66	71
9.500% due 09/01/2021	10	11
8.000% due 04/01/2022	147	161
8.000% due 11/01/2022	108	118
8.500% due 08/01/2024	47	52
8.500% due 11/01/2024	405	441
6.250% due 04/15/2028	2,216	2,289
5.625% due 07/15/2028	8,383	8,563
5.750% due 06/15/2029	14,747	15,063
7.500% due 07/15/2030	5,486	5,825
1.730% due 11/15/2030 (a)	171	171
5.850% due 10/15/2031	25,144	25,274
4.273% due 08/15/2032 (a)	2,919	2,901
German American Capital Corp.
7.000% due 08/12/2010 (a)	6,800	7,602
Glendale Federal Savings & Loan
11.000% due 03/01/2010	11	12
GMAC Commercial Mortgage Corp.
1.733% due 09/20/2012 (a)	425	426
Golden Mortgage Loan
7.875% due 02/25/2031 (a)	4,958	5,014
Government National Mortgage Association
1.830% due 12/16/2025 (a)	1,075	1,081
GSR Mortgage Loan Trust
6.000% due 03/25/2032	70,741	72,711
6.000% due 07/25/2032	52,384	53,732
2.882% due 10/25/2032 (a)	25,196	25,247
Home Savings of America
4.241% due 05/25/2027 (a)	586	594
Impac Secured Assets CMN Owner Trust
8.000% due 07/25/2030	9,991	10,123
Imperial Savings Association
8.896% due 07/25/2017 (a)	13	13
8.414% due 02/25/2018	169	169
International Mortgage Acceptance Corp.
12.250% due 03/01/2014	61	65
LB Commercial Conduit Mortgage Trust
6.330% due 02/18/2030	59	59
Mellon Residential Funding Corp.
6.635% due 07/25/2029 (a)	8,042	8,040
Morgan Stanley Capital I
7.460% due 02/15/2020	9,673	9,715
10.137% due 08/15/2023	10	10
7.384% due 11/15/2028	74	76
Mortgage Capital Funding, Inc.
6.325% due 06/18/2030	12,029	12,886
Nationslink Funding Corp.
1.690% due 11/10/2030 (a)	1,565	1,570
6.297% due 11/10/2030	4,598	4,666
Norwest Asset Securities Corp.
6.500% due 04/25/2028	1	1
6.500% due 01/25/2029	5,930	6,060
PNC Mortgage Securities Corp.
6.500% due 12/25/2028	570	570
6.300% due 06/25/2029	10,106	10,179
7.340% due 05/25/2040 (a)	19	19
Prudential Home Mortgage Securities
7.500% due 09/25/2007	307	307
7.000% due 01/25/2008	5,356	5,351
6.750% due 11/25/2008	3,851	3,859
Prudential-Bache Trust
8.400% due 03/20/2021	1,501	1,555
Resecuritization Mortgage Trust
1.586% due 04/26/2021 (a)	1,300	1,300
6.500% due 04/19/2029	12,746	12,931
Residential Accredit Loans, Inc.
6.500% due 02/25/2029 (a)	3,259	3,274
7.000% due 07/25/2029	23	23
Residential Asset Securitization Trust
6.500% due 09/25/2014 (a)	125	129
1.566% due 06/25/2031	73	73
Residential Funding Mortgage Securities I, Inc.
7.500% due 12/25/2025	452	451
7.000% due 10/25/2027 (a)	3,050	3,048
6.250% due 11/25/2028	6,000	6,135
5.656% due 09/25/2032 (a)	17,584	17,882
Resolution Trust Corp.
6.705% due 05/25/2029 (a)	1,216	1,215
Ryland Acceptance Corp.
11.500% due 12/25/2016	5	6
Salomon Brothers Mortgage Securities VII, Inc.
6.993% due 12/25/2017 (a)	692	691
6.104% due 03/25/2024 (a)	359	359
6.092% due 10/25/2024 (a)	46	47
8.000% due 09/25/2030	266	280
7.612% due 12/25/2030 (a)	10	10
Sears Mortgage Securities
12.000% due 02/25/2014	31	31
Sequoia Mortgage Trust
1.640% due 08/20/2032 (a)	33,379	32,056
SLH Mortgage Trust
9.600% due 03/25/2021	304	304
Structured Asset Mortgage Investments, Inc.
6.861% due 06/25/2028 (a)	871	905
6.516% due 06/25/2029 (a)	10,690	10,788
9.207% due 06/25/2029 (a)	4,198	4,441
1.611% due 09/19/2032 (a)	63,149	62,910
Structured Asset Securities Corp.
6.750% due 07/25/2029	6,892	6,993
1.786% due 05/25/2031 (a)	1,012	1,012
1.886% due 05/25/2031 (a)	4,511	4,512
6.250% due 01/25/2032	9,916	10,192
6.150% due 07/25/2032 (a)	9,171	9,335
1.626% due 01/25/2033 (a)	12,716	12,693
Torrens Trust
1.600% due 07/15/2031 (a)	3,995	4,000
Union Planters Mortgage Finance Corp.
6.600% due 01/25/2028	6,310	6,359
Washington Mutual Mortgage Securities Corp.
6.190% due 07/25/2032 (a)	18,328	18,869
5.151% due 02/25/2033	1,471	1,523
5.462% due 02/25/2033 (a)	6,038	6,206
Wells Fargo Mortgage-Backed Securities Trust
7.000% due 02/25/2016	11,515	11,503
6.125% due 07/25/2031	109	110
6.114% due 01/25/2032 (a)	890	891
5.176% due 09/25/2032 (a)	9,612	9,798

		1,481,646

Fannie Mae 32.7%
3.335% due 11/01/2039 (a)	3,022	3,078
3.466% due 10/01/2030 (a)	4,319	4,398
3.560% due 06/01/2017 (a)	50	51
3.620% due 08/01/2017 (a)	22	23
3.689% due 11/01/2017 (a)	185	188
3.787% due 07/01/2018 (a)	26	27
3.876% due 11/01/2018 (a)	34	35
4.000% due 07/01/2017 (a)	184	188
4.180% due 12/01/2017 (a)	66	67
4.191% due 01/01/2021 (a)	136	138
4.221% due 07/01/2017 (a)	214	221
4.251% due 01/01/2024 (a)	39	41
4.471% due 01/01/2024 (a)	633	660
4.498% due 11/01/2017 (a)	96	97
4.500% due 04/21/2018	5,000	5,064
4.632% due 02/01/2028 (a)	1,385	1,434
4.654% due 04/01/2018 (a)	3,913	4,037
4.656% due 04/01/2024 (a)	790	816
4.705% due 07/25/2017 (a)	1,366	1,391
4.912% due 07/01/2023 (a)	199	203
4.977% due 10/01/2024 (a)	1,344	1,391
5.000% due 10/01/2017-05/19/2018 (c)	1,518,514	1,555,594
5.002% due 12/01/2023 (a)	129	132
5.500% due 04/01/2009-04/21/2018 (c)	993,574	1,031,562
6.000% due 10/01/2003-12/01/2031 (c)	1,014,283	1,061,825
6.230% due 08/01/2029 (a)	8,080	8,437
6.500% due 09/01/2005-02/01/2033 (c)	112,132	117,087
7.000% due 12/01/2006-07/01/2012 (c)	65,444	69,719
8.000% due 02/01/2027-11/01/2031 (c)	34,867	37,777
8.500% due 03/01/2008-04/01/2025 (c)	1,067	1,161
9.000% due 01/01/2025	1	1
9.500% due 07/01/2024-11/01/2025 (c)	1,415	1,576
10.000% due 02/01/2004-01/01/2025 (c)	357	399
10.500% due 06/01/2005-12/01/2024 (c)	44	49
11.000% due 11/01/2020	19	22

44	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

11.250% due 10/01/2015	$15	$18
11.500% due 12/01/2008-02/01/2020 (c)	26	30
11.750% due 02/01/2016	32	37
12.000% due 01/01/2015	4	4
13.000% due 07/01/2015	4	5
13.250% due 09/01/2011	8	10
15.500% due 10/01/2012-12/01/2012 (c)	3	3
15.750% due 12/01/2011	15	19
16.000% due 09/01/2012-12/01/2012 (c)	6	8

		3,909,023

Federal Housing Administration 0.3%
6.950% due 04/01/2014	1,826	1,950
7.400% due 02/01/2019	29	31
7.421% due 11/01/2019	177	190
7.430% due 10/01/2019-11/01/2025 (c)	31,523	33,606

		35,777

Freddie Mac 1.5%
4.336% due 11/01/2022 (a)	871	906
4.365% due 11/01/2023 (a)	171	178
4.375% due 03/01/2017 (a)	114	115
4.385% due 10/01/2023 (a)	488	509
4.462% due 01/01/2024 (a)	870	908
4.529% due 07/01/2018 (a)	128	132
4.547% due 09/01/2023 (a)	85	89
4.565% due 12/01/2022 (a)	288	299
4.649% due 06/01/2024 (a)	276	289
5.000% due 04/14/2033	1,500	1,500
5.061% due 01/01/2024 (a)	355	369
5.500% due 05/14/2033 (a)	500	509
5.625% due 01/01/2017 (a)	18	18
5.861% due 02/01/2020 (a)	1,250	1,284
6.000% due 09/01/2006-09/01/2016 (c)	152,190	159,102
6.396% due 03/01/2024 (a)	30	31
6.899% due 10/01/2027 (a)	372	390
7.500% due 09/01/2006	16	17
8.000% due 03/01/2007-12/01/2024 (c)	1,280	1,396
8.250% due 10/01/2007-01/01/2009 (c)	43	46
8.500% due 07/01/2003-11/01/2025 (c)	3,961	4,313
9.000% due 07/01/2004-08/01/2022 (c)	1,179	1,318
9.500% due 12/01/2004-02/01/2025 (c)	116	128
9.750% due 11/01/2008	246	273
10.000% due 03/01/2016-10/01/2019 (c)	42	47
10.500% due 10/01/2010-02/01/2016 (c)	12	13
10.750% due 09/01/2009-08/01/2011 (c)	156	177
11.500% due 10/01/2015-01/01/2016 (c)	22	25
11.750% due 11/01/2010-08/01/2015 (c)	4	4
12.000% due 09/01/2013	1	1
14.000% due 09/01/2012-04/01/2016 (c)	6	7
14.500% due 12/01/2010	1	2
15.000% due 08/01/2011-12/01/2011 (c)	2	3

		174,398

Government National Mortgage Association 1.1%
4.500% due 05/20/2030 (a)	151	154
5.000% due 07/20/2030-02/20/2032 (a)(c)	49,421	50,487
5.375% due 04/20/2016-06/20/2027 (a)(c)	17,576	18,009
5.500% due 04/23/2033-05/21/2033 (c)	5,100	5,231
5.625% due 10/20/2023-12/20/2027 (a)(c)	17,031	17,467
5.750% due 08/20/2022-07/20/2027 (a)(c)	22,423	23,060
6.500% due 10/15/2023-10/15/2032 (c)	1,181	1,243
7.000% due 03/15/2011-10/15/2011 (c)	73	79
7.500% due 03/15/2022-11/15/2026 (c)	1,965	2,117
8.000% due 11/15/2006-12/15/2024 (c)	11,674	12,849
8.500% due 12/15/2021	16	17
9.000% due 06/20/2016-12/15/2030 (c)	4,897	5,351
9.500% due 10/15/2016-06/15/2025 (c)	45	50
9.750% due 08/15/2017-10/15/2017 (c)	145	165
10.000% due 10/15/2013-11/15/2025 (c)	28	32
10.500% due 11/15/2019-02/15/2021 (c)	8	10
11.000% due 09/15/2010	3	3
11.500% due 08/15/2018	19	21
11.750% due 08/15/2013-08/15/2015 (c)	35	41
12.000% due 06/20/2015	5	6
12.250% due 01/15/2014	0	0
13.000% due 10/15/2013	5	6
13.500% due 05/15/2011-11/15/2012 (c)	18	22
16.000% due 12/15/2011-02/15/2012 (c)	19	24

		136,444

Stripped Mortgage-Backed Securities 0.0%
Fannie Mae (IO)
0.950% due 03/25/2009 (a)	5,293	87
6.500% due 03/25/2009	1,160	127
6.500% due 03/25/2023	985	99
7.000% due 05/25/2021	126	0
7.188% due 03/25/2024 (a)	267	2
256.000% due 11/01/2008	8	31
859.771% due 02/25/2022	2	10
Fannie Mae (PO)
0.000% due 09/25/2022	4	4
Freddie Mac (IO)
4.000% due 01/15/2024	16,652	1,569
6.500% due 04/15/2022	616	32
7.000% due 05/15/2023	103	7
Merrill Lynch Mortgage Investors, Inc. (IO)
6.700% due 07/25/2004	27,900	1,734
Prudential Home Mortgage Securities (IO)
0.265% due 04/25/2009 (a)	16,454	29

		3,731

Total Mortgage-Backed Securities (Cost $5683,176)		5,741,019

ASSET-BACKED SECURITIES 2.8%
Ace Securities Corp.
1.645% due 06/25/2032 (a)	11,697	11,702
Advanta Mortgage Loan Trust
7.760% due 05/25/2018	17,097	17,477
Ameriquest Mortgage Securities, Inc.
1.600% due 06/15/2030 (a)	55	55
1.580% due 07/15/2030 (a)	100	100
1.646% due 05/25/2032 (a)	8,650	8,653
1.575% due 08/25/2032 (a)	25,623	25,595
Amortizing Residential Collateral Trust
1.626% due 07/25/2032 (a)	49,221	49,157
Amresco Residential Securities Mortgage Loan Trust
1.526% due 07/25/2027 (a)	26	26
Asset-Backed Securities Home Equity Corp.
1.540% due 06/15/2031 (a)	193	193
Capital Asset Research Funding LP
6.400% due 12/15/2004	32	32
CIT Group Home Equity Loan Trust
1.610% due 06/25/2033 (a)	40,397	40,409
CIT Marine Trust
5.800% due 04/15/2010	13	12
Community Program Loan Trust
4.500% due 10/01/2018	12,274	12,562
Compucredit Credit Card Master Trust
1.500% due 03/15/2007 (a)	11,400	11,406
Contimortgage Home Equity Loan Trust
6.770% due 01/25/2018	0	0
Countrywide Asset-Backed Certificates
1.535% due 06/25/2031 (a)	13,865	13,861
Credit-Based Asset Servicing and Securities
1.656% due 06/25/2032 (a)	6,119	6,117
CS First Boston Mortgage Securities Corp.
1.540% due 12/15/2030 (a)	146	146
Embarcadero Aircraft Securitization Trust
1.760% due 08/15/2025 (a)	4,900	2,450
EQCC Home Equity Loan Trust
1.440% due 10/15/2027 (a)	118	118
Equity One ABS, Inc.
1.585% due 11/25/2032 (a)	47,062	46,842
GF Funding Corp.
6.890% due 01/20/2006	3,835	3,725
Green Tree Financial Corp.
7.400% due 06/15/2027	6,999	7,186
Green Tree Home Improvement Loan Trust
1.450% due 08/15/2029 (a)	244	244
Household Mortgage Loan Trust
1.640% due 05/20/2032 (a)	10,805	10,823
IMC Home Equity Loan Trust
1.555% due 10/20/2027 (a)	1,267	1,268
Irwin Home Equity Loan Trust
1.680% due 06/25/2021 (a)	57	57
1.595% due 06/25/2029 (a)	10,411	10,399
Morgan Stanley Dean Witter Capital I
1.635% due 07/25/2032 (a)	12,737	12,731
Ocwen Mortgage Loan Trust
1.615% due 10/25/2029 (a)	83	83
Option One Mortgage Loan Trust
1.626% due 09/25/2030 (a)	343	343
Pacificamerica Home Equity Loan
1.556% due 04/25/2028 (a)	30	30
Renaissance Home Equity Loan Trust
1.686% due 08/25/2032 (a)	13,092	13,108
Salomon Brothers Mortgage Securities VII, Inc.
1.736% due 09/25/2029 (a)	31	31
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013	20,341	20,540
Whole Auto Loan Trust
1.880% due 06/15/2005	5,000	5,019
WMC Mortgage Loan
1.620% due 05/15/2030 (a)	1,959	1,958

Total Asset-Backed Securities (Cost $337,182)		334,458

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	45

Schedule of Investments (Cont.)

Low Duration Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

SOVEREIGN ISSUES 0.7%
Republic of Brazil
2.562% due 04/15/2006 (a)	$56,448	$51,582
2.625% due 04/15/2009 (a)	2,141	1,692
11.000% due 01/11/2012	3,000	2,557
8.000% due 04/15/2014	9,667	7,661
Republic of Korea
8.875% due 04/15/2008	10,000	12,038
Republic of Panama
8.250% due 04/22/2008	5,500	5,871

Total Sovereign Issues (Cost $ 81,512)		81,401

PURCHASED PUT OPTIONS 0.0%
PNC Mortgage Securities Corp. (OTC)
6.250% due 05/25/2040 Strike @ 100.000 Exp. 04/01/2005	300	0

Total Purchased Put Options (Cost $0)		0

PREFERRED STOCK 0.0%
	Shares
Home Ownership Funding
13.331% due 12/31/2049	3,000	1,808
Rhone-Poulenc S.A.
8.125% due 12/31/2049	13,000	329

Total Preferred Stock (Cost $3,213)		2,137

SHORT-TERM INSTRUMENTS 36.1%
Commercial Paper 34.7%
	Principal Amount (000s)
AT&T Corp.
3.720% due 04/18/2003	$62,300	62,300
Barclays U.S. Funding Corp.
1.230% due 05/27/2003	1,700	1,697
1.245% due 05/28/2003	100,000	99,803
CBA Finance, Inc.
1.280% due 04/10/2003	8,000	7,997
Danske Corp.
1.280% due 04/08/2003	30,000	29,993
Eksportfinanans A.S.A.
1.270% due 04/02/2003	25,000	24,999
Fannie Mae
1.300% due 04/01/2003	510,000	510,000
1.250% due 04/09/2003	8,000	7,998
1.190% due 06/03/2003	500,000	498,920
1.230% due 06/11/2003	200,000	199,516
1.190% due 06/25/2003	250,000	249,282
Federal Home Loan Bank
1.225% due 04/16/2003	10,000	9,995
1.179% due 04/21/2003	300,000	299,803
1.270% due 05/21/2003	40,000	39,929
Freddie Mac
1.305% due 06/02/2003	92,756	92,558
1.190% due 06/26/2003	266,700	265,927
General Electric Capital Corp.
1.260% due 06/11/2003	71,100	70,928
1.250% due 06/25/2003	4,000	3,989
HBOS Treasury Services PLC
1.340% due 04/08/2003	100,000	99,974
1.250% due 04/30/2003	50,000	49,950
1.261% due 05/07/2003	900	899
Rabobank Nederland NV
1.230% due 04/01/2003	300,000	300,000
1.390% due 04/01/2003	560,000	560,000
Royal Bank of Scotland PLC
1.220% due 04/14/2003	600	600
Stadshypotek Delaware
1.240% due 05/08/2003	97,600	97,476
Svenska Handelsbank, Inc.
1.258% due 04/22/2003	2,100	2,098
Swedbank Forenings PLC
1.260% due 04/08/2003	8,900	8,898
UBS Finance, Inc.
1.390% due 04/01/2003	50,000	50,000
1.315% due 04/04/2003	98,000	97,989
1.275% due 04/08/2003	45,000	44,989
1.275% due 04/09/2003	45,000	44,987
1.180% due 04/10/2003	200,000	199,941
1.210% due 04/10/2003	700	700
1.240% due 04/14/2003	119,100	119,047

		4,153,182

Repurchase Agreement 1.2%
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Federal Home Loan Bank 1.550% due 12/22/2003 valued at $45,904, 4.125% due 01/14/2005 valued at $25,502 and 1.600% due 12/17/2003 valued at $76,504. Repurchase proceeds are $145,004.)	145,000	145,000

U.S. Treasury Bills 0.2%
1.153% due 05/08/2003-05/15/2003 (c)(e)	19,410	19,382

Total Short-Term Instruments (Cost $4,317,616)		4,317,564

Total Investments 117.2% (Cost $13,924,780)		$14,008,971
Written Options (f) (0.1%) (Premiums $8,191)		(5,689)
Other Assets and Liabilities (Net) (17.1%)		(2,046,127)

Net Assets 100.0%		$11,957,155

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Security is in default.

(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d)	Principal amount of security is adjusted for inflation.

(e)	Securities with an aggregate market value of $17,387 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor March Futures (03/2004)—Long	317	$(145)
Euribor June Futures (06/2003)—Long	412	864
Euribor September Futures (09/2003)—Long	1,426	1,257
Euribor December Futures (12/2003)—Long	496	74
United Kingdom 90 Day LIBOR Futures (03/2004)—Long	317	(164)
United Kingdom 90 Day LIBOR Futures (12/2003)—Long	312	(124)
Eurodollar March Futures (03/2005)—Long	470	(194)
Eurodollar June Futures (06/2004)—Long	302	60
Eurodollar September Futures (09/2004)—Long	464	(104)
Eurodollar December Futures (12/2004)—Long	934	(315)

		$1,209

(f)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Call—OTC 10 Year Interest Rate Swap
Strike @ 4.000%** Exp. 07/22/2003	$201,200	$1,874$	1,840
Call—OTC 7 Year Interest Rate Swap
Strike @ 3.500%** Exp. 12/17/2003	129,300	1,319	1,294
Put—OTC 7 Year Interest Rate Swap
Strike @ 5.500%* Exp. 12/17/2003	129,300	1,668	865
Call—OTC 10 Year Interest Rate Swap
Strike @ 4.000%** Exp. 08/01/2003	21,900	177	210

Type	# of Contracts	Premium	Value

Put—CME Eurodollar December Futures
Strike @ 98.000 Exp. 12/15/2003	5,000	2,998	1,250
Call—CBOT U.S. Treasury Note June Futures
Strike @ 116.000 Exp. 05/24/2003	273	155	230

		$8,191	$5,689

*	The Fund will pay a floating rate based on 3-month LIBOR.

**	The Fund will receive a floating rate based on 3-month LIBOR.

46	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

(g)	Short sales open at March 31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

Fannie Mae	$6.000	04/21/2018	$47,700	$49,891	$49,720

(h)	Principal amount denoted in indicated currency:

BP–British Pound

EC–Euro

JY–Japanese Yen

MP–Mexican Peso

(i)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 4.000% and pay a floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/17/2005	BP	14,300	$(73)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2032		95,800	(1,419)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2032	EC	148,500	2,657
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.805%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 01/11/2011	JY	3,285,600	(2,836)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.390%.
Counterparty: Goldman Sachs & Co. Exp. 06/18/2007		4,481,100	(189)
Receive a fixed rate equal to 0.430% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.
Counterparty: Lehman Brothers, Inc. Exp. 07/11/2003		$20,000	(49)
Receive a fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.
Counterparty: Lehman Brothers, Inc. Exp. 01/25/2005		5,000	(78)
Receive a fixed rate equal to 0.810% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding 6.750% due 12/01/2005.
Counterparty: Goldman Sachs & Co. Exp. 06/15/2004		50,000	111
Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding 0.000% due 05/15/2021.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/12/2004		30,000	50
Receive a fixed rate equal to 1.500% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 4.500% due 03/07/2017.
Counterparty: Credit Suisse First Boston Exp. 04/24/2003		10,000	1
Receive a fixed rate equal to 1.200% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/2027.
Counterparty: Credit Suisse First Boston Exp. 06/03/2003		5,000	1
Receive a fixed rate equal to 5.550% and the Fund will pay to the counterparty at par in the event of default of CIT Group, Inc. 7.750% due 04/02/2012.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/20/2003		10,000	99
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/19/2004		16,400	22
Receive a fixed rate equal to 0.800% and the Fund will pay to the counterparty at par in the event of default of International Paper Co. 8.125% due 07/08/2005.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 07/31/2003		25,000	(20)

			$(1,723)

(j)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)

Sell	BP	1,616	04/2003	$0	$(25)	$(25)
Buy	EC	54,612	04/2003	83	(350)	(267)
Sell		74,472	04/2003	35	(951)	(916)
Buy	MP	63,498	09/2003	186	0	186
Sell		63,498	09/2003	0	(52)	(52)

				$304	$(1,378)	$(1,074)

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	47

Schedule of Investments

Municipal Bond Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

MUNICIPAL BONDS & NOTES 99.0%
Alabama 0.6%
Alabama 21st Century Settlement Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	$2,295	$2,238

Alaska 0.1%
Alaska State Housing Finance Corp. Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/01/2032	540	545

Arizona 1.2%
Phoenix Industrial Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2000-1A
5.875% due 06/01/2016	650	677
Pima County, Arizona Industrial Development Authority Multi-Family Revenue Bonds, (HUD SECT 8 Insured), Series 1998
5.375% due 06/01/2010	1,210	1,328
Salt River Project Agricultural Import and Power District Revenue Bonds, Series 2002
4.750% due 01/01/2032	1,700	1,692
Scottsdale, Arizona Industrial Development Authority Hospital Revenue Bonds, (AMBAC Insured), Series 1997-A
6.500% due 09/01/2004	880	944

		4,641

California 5.7%
Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.000% due 09/02/2006	360	369
Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, (California State Mtg. Insured), Series 2003
5.200% due 11/15/2022	2,565	2,586
California State General Obligation Bonds, (MBIA-IBC Insured), Series 1992
6.250% due 09/01/2012	800	955
California State General Obligation Bonds, Series 2002
5.250% due 04/01/2030	1,000	1,015
California State Inverse-Floater Bonds, Series 1992
11.059% due 09/01/2012 (a)	100	141
California Statewide Communities Development Authority Revenue Bonds, (CA Mortgage Insured), Series 2001
5.000% due 10/01/2018	1,500	1,534
Capistrano, California Unified School District Special Tax Bonds, Series 1999
5.000% due 09/01/2008	350	351
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2026	1,565	1,192
5.875% due 01/15/2027	1,500	1,103
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	313
Lake Elsinore, California School Refunding Bonds, Series 1998
5.000% due 09/01/2006	350	373
Long Beach, California Unified School District Certificate Participation Bonds, (AMBAC Insured), Series 2001
1.150% due 06/01/2024	750	750
Los Angeles, California Community Redevelopment Agency Certificates of Participation Bonds, Series 1984
7.550% due 11/01/2008	925	957
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
5.125% due 01/01/2027	3,000	3,106
Oceanside, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2032	2,095	2,184
Orange County, California Improvement Bonds, Series 1998-A
4.900% due 09/02/2005	200	205
Pittsburg, California Infrastructure Refunding Bonds, Series 1998-A
4.900% due 09/02/2003	150	152
5.000% due 09/02/2004	150	157
Riverside County, California Special Tax Refunding Bonds, Series 1999
4.700% due 09/01/2005	170	176
Roseville, California Special Tax Bonds, Series 1999
5.000% due 09/01/2004	345	352
San Juan, California M.S.R. Public Power Project Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 07/01/2012	1,000	1,105
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 1999-A
7.300% due 10/01/2007	350	364
Southern California Public Power Authority Power Project Revenue Bonds, (FSA Insured), Series 2002
5.375% due 01/01/2012	1,100	1,248
West Sacramento, California Financing Authority Revenue Bonds, (FGIC Insured), Series 2002
5.000% due 08/01/2032	1,000	1,023
West Sacramento, California Refunding Bonds, Series 1998
4.900% due 09/02/2005	290	300
5.000% due 09/02/2004	345	354

		22,365

Colorado 1.3%
Colorado Housing & Finance Authority Revenue Bonds, (FHA/VA Mortgages Insured), Series 2000-C3
5.700% due 10/01/2022	500	530
Colorado Housing & Finance Authority Revenue Bonds, Series 2000-B3
6.700% due 10/01/2016	160	168
Colorado Housing & Finance Authority Revenue Bonds, Series 2000-D3
6.750% due 04/01/2015	225	239
Denver, Colorado Health & Hospital Revenue Bonds, Series 1998-A
5.000% due 12/01/2009	1,390	1,464
Larimer County, Colorado Sales & Use Tax Revenue Bonds, (MBIA Insured), Series 2002
4.625% due 12/15/2012	1,325	1,440
Meridian Metro District of Colorado General Obligation Bonds, (Asset Guaranty Insured), Series 2001
4.125% due 12/01/2009	1,075	1,134

		4,975

Connecticut 3.2%
Connecticut State General Obligation Bonds, Series 2001
9.458% due 12/15/2012 (a)	5,000	6,561
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 1997
1.125% due 07/01/2029	500	500
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2003
1.125% due 07/01/2037 (a)	650	650
Connecticut State Housing Finance Authority Revenue Bonds, (AMBAC Insured), Series 1998
1.000% due 11/15/2028 (a)	1,000	1,000
1.100% due 05/15/2018 (a)	1,500	1,500
University of Connecticut General Obligation Bonds, Series 2002
5.375% due 04/01/2019	2,230	2,447

		12,658

Florida 1.7%
Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	347
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2002
5.625% due 11/15/2032	5,000	5,061
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
2.163% due 10/01/2015 (a)	500	514
Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	969

		6,891

Georgia 2.8%
Atlanta, Georgia Water & Wastewater Revenue Bonds, (FSA Insured), Series 2002
1.150% due 11/01/2041 (a)	2,150	2,150
Georgia Municipal Electric Authority Revenue Bonds, (FGIC-TCRS Insured), Series 1993
5.500% due 01/01/2012	1,255	1,431
Georgia Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	200	238
Georgia State General Obligation Bonds, Series 1991
6.300% due 11/01/2009	1,500	1,806
Georgia State General Obligation Bonds, Series 2002
5.000% due 05/01/2021	5,000	5,219

		10,844

Hawaii 0.6%
Hawaii State Housing Financial & Development Corporation Single Family Mortgage Pure Revenue Bonds, Series 1998
4.850% due 07/01/2029	1,190	1,212
Honolulu Hawaii City & County General Obligation Bonds, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008	1,000	1,144

		2,356

48	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Illinois 6.5%
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020	$1,000	$412
Chicago, Illinois Board of Education General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2021	3,000	3,102
Chicago, Illinois Board of Education General Obligation Bonds, Series 1999
0.000% due 12/01/2031	1,000	211
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020	1,290	920
Chicago, Illinois O’Hare International Airport Revenue Bonds, Series 2002
5.375% due 01/01/2032	2,500	2,548
Cook County, Illinois Community School District No. 097 Oak Park General Obligation Bonds, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,426
Cook County, Illinois High School District No. 225 Northfield General Obligation Ltd. Bonds, Series 2002
0.000% due 12/01/2011	125	88
0.000% due 12/01/2012	135	91
0.000% due 12/01/2014	255	154
0.000% due 12/01/2015	1,885	1,072
4.400% due 12/01/2012	1,365	1,447
4.400% due 12/01/2013	1,740	1,829
Fox Lake, Illinois Water & Sewer Revenue Bonds, (AMBAC Insured), Series 1996
5.750% due 05/01/2013	1,135	1,254
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
9.770% due 07/01/2012 (a)	2,000	2,330
Illinois Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	838
Illinois Health Facilities Authority Revenue Bonds, Series 1998
5.500% due 11/15/2019	1,000	800
Lake County, Illinois Community High School District No. 127 Grayslake General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	2,813
9.000% due 02/01/2009	650	857
9.000% due 02/01/2011	690	940
9.000% due 02/01/2012	1,065	1,484
Palatine, Illinois Tax Increment Revenue Bonds, (AMBAC Insured), Series 1998
5.250% due 01/01/2017	1,000	1,053

		25,669

Indiana 11.0%
Baugo, Indiana School Building Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.125% due 01/15/2025	2,225	2,284
Brownsburg, Indiana 1999 School Building Corp. General Obligation Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	1,395	1,475
Carmel, Indiana School Building Corp. Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 07/15/2020	5,795	6,044
Danville, Indiana Multi-School Building General Obligation Bonds, (FSA Insured), Series 2001
3.900% due 07/15/2008	485	516
4.250% due 07/15/2011	290	305
4.400% due 01/15/2012	170	179
4.500% due 01/15/2013	190	199
4.650% due 01/15/2014	210	220
4.750% due 07/15/2009	200	221
4.750% due 01/15/2015	235	247
4.850% due 01/15/2016	295	310
5.000% due 07/15/2010	180	200
East Washington, Indiana Multi-School Building Corp. Revenue Bonds, (FGIC Insured), Series 2002
5.375% due 07/15/2028	2,560	2,691
Goshen-Chandler, Indiana School Building Corp. Revenue Bonds, (FGIC Insured), Series 2002
4.000% due 07/10/2007	860	920
4.125% due 01/10/2009	1,075	1,142
4.250% due 01/10/2010	950	1,007
Hamilton Southeastern Indiana Construction School Building Revenue Bonds, (FSA State Aid Withholding Insured), Series 2001
5.000% due 07/15/2010	760	845
Indianapolis, Indiana Local Public Improvement Bonds Bank Transportation Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,233
La Porte Indiana Multi-School Building Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 01/15/2013	1,000	1,121
North Side, Indiana High School Building Corp. Revenue Bonds, (FSA Insured), Series 2003
5.250% due 07/15/2016	6,660	7,374
5.250% due 07/15/2017	2,000	2,197
5.250% due 01/15/2018	1,000	1,093
Pike, Indiana Multi-School Building Corp. Revenue Bonds, (FGIC Insured), Series 2002
5.000% due 01/15/2011	7,245	7,980
South Bend, Indiana Redevelopment Authority Lease Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	443
5.200% due 02/01/2012	230	252
5.500% due 02/01/2015	180	198
Sunman Dearborn, Indiana Intermediate School Building Corp., (FGIC Insured), Series 2001
5.375% due 07/15/2014	2,145	2,388

		43,084

Kentucky 1.3%
Kentucky State Turnpike Authority Economic Development Road Revenue Bonds, Series 1993
9.909% due 06/06/2012 (a)	5,000	5,286

Louisiana 1.6%
Louisiana Local Government Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	250	276
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
8.520% due 04/01/2019 (a)	2,850	3,168
Louisiana Tobacco Settlement Financing Corporate Revenue Bonds, Series 2001
5.875% due 05/15/2039 (a)	1,000	809
9.667% due 05/15/2039 (a)	3,215	1,987

		6,240

Maryland 0.9%
Baltimore, Maryland Project Revenue Bonds, (FGIC Insured), Series 2002
5.125% due 07/01/2042	3,500	3,566

Massachusetts 1.0%
Massachusetts Housing Finance Agency Revenue Bonds, (AMBAC Insured), Series 1993
5.950% due 10/01/2008	1,500	1,533
Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 1999
4.600% due 03/01/2009	400	423
Massachusetts State Development Finance Agency Revenue Bonds, Series 1998
4.700% due 11/01/2007	210	222
4.800% due 11/01/2008	90	96
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	564
Massachusetts State Housing Finance Agency Revenue Bonds, (FSA Insured), Series 2003
1.150% due 12/01/2037 (a)	1,000	1,000

		3,838

Michigan 4.8%
Detroit, Michigan City School District General Obligation Bonds, (FSA Q-SBLF Insured), Series 2001
5.125% due 05/01/2031	750	767
Detroit, Michigan General Obligation Ltd. Bonds, (MBIA Insured), Series 2002
5.000% due 04/01/2005	2,500	2,675
Lake Fenton, Michigan Community Schools General Obligation Bonds, (SBLF Insured), Series 2002
5.000% due 05/01/2022	2,720	2,790
Michigan Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,100
Michigan State Building Authority Revenue Bonds, (SPA-Westdeutsche Landesbank Insured), Series 2002
1.100% due 10/15/2036 (a)	1,500	1,500
Michigan State Environmental Protection General Obligation Bonds, Series 1992
6.250% due 11/01/2012	1,100	1,312
Michigan State General Obligation Bonds, Series 2002
5.000% due 12/01/2008	1,000	1,130
Mount Clemens, Michigan Community School District General Obligation Bonds, (Q-SBLF Insured), Series 2001
5.000% due 05/01/2031	3,000	3,025
Rochester, Michigan Community School District General Obligation Bonds, (MBIA Insured), Series 1997
5.000% due 05/01/2019	750	811

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	49

Schedule of Investments (Cont.)

Municipal Bond Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

Western Michigan University Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 07/15/2021	$3,500	$3,605

		18,715

Minnesota 0.7%
Dakota County, Minnesota Community Development Agency Multi-Family Housing Revenue Bonds, (GNMA Insured), Series 2002
4.750% due 07/20/2015	385	402
5.400% due 07/20/2028	1,265	1,305
New Richland, Minnesota Revenue Bonds, Series 1998
4.500% due 08/01/2004	1,000	1,040

		2,747

Mississippi 0.6%
Mississippi State General Obligation Bonds, (FSA Insured), Series 2001
6.000% due 09/01/2011	2,000	2,368

Missouri 0.3%
Missouri State Housing Development Community Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	995	1,050

Nevada 1.7%
Clark County, Nevada School District General Obligation Bonds, (FSA Insured), Series 2001
1.000% due 06/15/2021 (a)	900	900
1.125% due 06/15/2021 (a)	600	600
Nevada State General Obligation Bonds, (FGIC Insured), Series 1998
5.000% due 05/15/2028	1,000	1,014
Nevada State General Obligation Ltd. Bonds, Series 2002
4.900% due 11/01/2016	790	839
Washoe County, Nevada School District General Obligation Ltd. Bonds, (FSA Insured), Series 1999
5.750% due 06/01/2013	3,000	3,524

		6,877

New Hampshire 0.8%
New Hampshire Health & Educational Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
5.125% due 07/01/2016	2,980	3,228

New Jersey 7.5%
New Jersey Economic Development Authority Revenue Bonds, (GTY AGMT Insured), Series 1998
6.000% due 11/01/2028	5,000	5,045
New Jersey Economic Development Authority Revenue Bonds, Series 1998
0.010% due 04/01/2013	1,595	1,059
5.600% due 01/01/2012	1,000	973
6.375% due 04/01/2018	1,500	1,858
6.375% due 04/01/2031	10,000	12,389
6.500% due 04/01/2031	2,115	2,382
6.800% due 04/01/2018	250	268
New Jersey Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	2,258
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	3,500	3,300

		29,532

New Mexico 0.1%
Santa Fe County, New Mexico El Castillo Retirement Nursing Home Bonds, Series 1998-A
5.250% due 05/15/2007	315	307

New York 11.2%
Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 1999
5.250% due 07/15/2011	1,000	1,007
New York City Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 1994
1.150% due 06/15/2024 (a)	1,000	1,000
New York City, New York Transitional Finance Authority Revenue Bonds, Series 1998
5.000% due 11/15/2026	2,500	2,530
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029	5,275	5,773
New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	1,000	1,103
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	3,800	4,344
New York State Thruway Authority Service Contract Revenue Bonds, Series 2001
5.000% due 04/01/2010	2,605	2,863
New York State Triborough Bridge and Tunnel Authority Revenue Bonds, (FGIC Insured), Series 2001
5.000% due 01/01/2032	3,550	3,605
New York State Urban Development Corporate Revenue Bonds, Series 2002
5.500% due 01/01/2017	3,000	3,316
New York, New York General Obligation Bonds, Series 2002
5.250% due 08/01/2007	3,100	3,388
5.750% due 08/01/2014	5,000	5,472
Port Authority New York and New Jersey Revenue Bonds, (FGIC Insured), Series 2002
5.125% due 11/15/2028	3,860	3,964
Schenectady, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2001
5.500% due 07/01/2016	1,640	1,857
TSASC, Inc. Revenue Bonds, Series 1999
5.400% due 07/15/2012	3,550	3,669

		43,891

North Carolina 1.6%
Durham County, North Carolina General Obligation Revenue Bonds, Series 2002
8.550% due 04/01/2021 (a)	275	301
Mecklenburg County, North Carolina General Obligation Bonds, (Bank of America N.A. Insured), Series 1996
1.100% due 03/01/2015 (a)	500	500
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,148
North Carolina Eastern Municipal Power Agency Revenue Bonds, Series 2003
5.500% due 01/01/2012	4,000	4,286

		6,235

Ohio 0.8%
Ohio State Water Development Authority Revenue Bonds, Series 2002
5.375% due 12/01/2020	1,100	1,194
5.375% due 12/01/2021	1,750	1,888

		3,082

Oklahoma 0.3%
Oklahoma Housing Finance Agency Single Family Revenue Bonds, Series 2001
0.000% due 09/01/2032	6,690	1,186

Pennsylvania 1.0%
Delaware County, Pennsylvania Hospital Revenue Bonds, Series 1998
4.900% due 12/01/2008	100	103
Delaware County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 1997
6.500% due 01/01/2008	725	765
Pennsylvania Convention Center Revenue Bonds, (MBIA-IBC Insured), Series 1994
6.750% due 09/01/2019	2,000	2,182
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2002
1.200% due 07/01/2022 (a)	900	900

		3,950

Puerto Rico 0.3%
Childrens Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010	750	875
6.000% due 07/01/2026	150	178

		1,053

Rhode Island 1.9%
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	2,067
Rhode Island Tobacco Settlement Financing Corporate Revenue Bonds, Series 2002
6.250% due 06/01/2042	6,025	5,251

		7,318

South Carolina 0.3%
Medical University South Carolina Hospital Facilities Revenue Bonds, Series 1999
5.700% due 07/01/2012	1,000	1,164

South Dakota 0.0%
South Dakota Housing Development Authority, (FHA/VA Insured), Series 2000
5.050% due 05/01/2010	225	237

Tennessee 1.2%
Knox County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.375% due 04/15/2022	1,000	1,027
Nashville & Davidson County, Tennessee Revenue Bonds, Series 1998
4.450% due 08/01/2007	1,000	1,074
Shelby County, Tennessee General Obligation Bonds, Series 2001
5.000% due 04/01/2023	1,000	1,020

50	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Sullivan County, Tennessee Health, Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	$1,000	$1,025
Sullivan County, Tennessee Industrial Development Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015	750	794

		4,940

Texas 15.2%
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 02/15/2035	2,765	2,813
Bexar County, Texas Housing Finance Corporate Multi-Family Revenue Bonds, (FNMA Insured), Series 2001
4.875% due 06/15/2011	900	959
Bexar, Texas Metro Water District Waterworks System Revenue Bonds, (MBIA Insured), Series 1998
0.000% due 05/01/2035	2,190	387
Brazos River Authority Texas Revenue Bonds, (MBIA Insured), Series 1998
4.900% due 10/01/2015	1,500	1,603
Del Rio, Texas Waterworks & Sewer System Revenue Bonds, (MBIA Insured), Series 1993
5.500% due 06/01/2015	2,400	2,415
Denton, Texas Utility System Revenue Bonds, (FSA Insured), Series 2002
5.250% due 12/01/2016	1,690	1,849
Duncanville, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.250% due 02/15/2032	2,000	2,060
Harris County, Texas General Obligation Bonds, Series 1997
5.100% due 08/15/2015	250	265
Houston, Texas Airport System Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	518
Houston, Texas Airport Systems Revenue Bonds, (FGIC Insured), Series 2000
8.470% due 07/01/2025 (a)	2,500	2,466
Houston, Texas Independent School District General Obligation Ltd. Bonds, (PSF-GTD Insured), Series 1999
5.250% due 02/15/2018	355	378
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,100
Houston, Texas Water Conveyance System Contract Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.250% due 12/15/2012	5,000	6,058
Katy, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1998
4.750% due 02/15/2024	1,500	1,490
Lamar, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1998
4.750% due 02/15/2020	1,750	1,776
Lower Colorado River, Texas Authority Revenue Bonds, (FSA Insured), Series 1998
4.750% due 01/01/2028	3,000	3,022
Lower Colorado River, Texas Authority Revenue Bonds, (FSA Insured), Series 2001
5.000% due 05/15/2026	2,000	2,024
Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.010% due 02/15/2018	1,000	428
North Central, Texas Health Facility Development Corp. Revenue Bonds, Series 1985
1.150% due 10/01/2015 (a)	1,000	1,000
North Texas Health Facilities Development Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2016	2,905	3,236
5.500% due 08/15/2017	1,000	1,106
North Texas State University Revenue Bonds, (FSA Insured), Series 1999
5.375% due 04/15/2014	250	270
Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,750	1,799
Peaster, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 08/15/2031	430	434
Quinlan, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 02/15/2027	1,000	1,010
Red River, Texas Educational Finance Revenue Bonds, Series 2000
5.750% due 05/15/2017	750	832
Rio Grande City, Texas Construction Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
5.875% due 08/15/2018	1,825	2,064
Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	969
San Antonio, Texas Electric and Gas Systems Revenue Bonds, Series 1997
5.500% due 02/01/2015	975	1,130
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	1,050	1,059
San Jacinto, Texas Community College District General Obligation Ltd. Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	231
Texas State Affordable Multi-Family Housing Revenue Bonds, (MBIA Insured), Series 2002
4.850% due 09/01/2012	2,000	2,113
4.850% due 09/01/2012	1,335	1,424
Texas State Turnpike Systems Authority Revenue Bonds, Series 2002
5.000% due 06/01/2008	5,000	5,558
Texas Water Development Board Revenue Bonds, (JP Morgan Chase Bank Insured), Series 2003
1.150% due 07/15/2022 (a)	1,845	1,845
Travis County, Texas Health Facilities Development Hospital Revenue Bonds, Series 1993
6.000% due 11/15/2022	1,400	1,493
University of Texas Revenue Bonds, Series 2001
1.150% due 08/15/2013 (a)	500	500

		59,684

Utah 0.6%
Utah State General Obligation Bonds, Series 2002
5.375% due 07/01/2009	2,000	2,288

Virgin Islands 0.2%
Virgin Islands Government Refinery Facility Revenue Bonds, Series 2002
6.500% due 07/01/2021	900	913

Virginia 0.8%
Newport News, Virginia General Obligation Bonds, Series 2002
5.000% due 07/01/2022	1,000	1,033
Virginia Polytechnic Institute & State University Revenue Bonds, Series 1996
5.400% due 06/01/2012	1,000	1,081
Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	1,027

		3,141

Washington 3.5%
Energy Northwest Washington Electric Revenue Bonds, Series 2003
5.500% due 07/01/2014	1,000	1,126
Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	4,620
University of Washington Revenue Bonds, (AMBAC Insured), Series 2002
5.125% due 12/01/2017	2,715	2,904
5.250% due 12/01/2023	2,595	2,717
Walla Walla County School District Revenue Bonds, (AMBAC Insured), Series 1998
6.000% due 12/01/2010	1,175	1,387
Washington Energy Northwest Revenue Bonds, Series 2003
5.500% due 07/01/2013	1,000	1,123

		13,877

Washington, D.C. 0.5%
Metropolitan Washington D.C. Airport Systems Authority Revenue Bonds, Series 2002
5.250% due 10/01/2032	2,000	2,034

West Virginia 0.3%
West Virginia State Parkways Economic Development & Tourism Authority Revenue Bonds, (FGIC Insured), Series 1993
10.313% due 05/16/2019 (a)	1,200	1,254

Wisconsin 3.1%
Hudson, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 10/01/2017	1,420	1,504
5.000% due 10/01/2019	1,040	1,083
South Milwaukee, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
3.750% due 04/01/2011	385	391
4.000% due 04/01/2013	415	421
4.375% due 04/01/2014	565	584

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	51

Schedule of Investments (Cont.)

Municipal Bond Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

Wisconsin Housing & Economic Development Authority Housing Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 05/01/2012	$1,170	$1,218
4.700% due 11/01/2012	1,555	1,619
Wisconsin Housing & Economic Development Authority Housing Revenue Bonds, Series 2002
4.700% due 05/01/2012	1,640	1,708
Wisconsin State Clean Water Revenue Bonds, Series 2002
8.750% due 06/01/2023 (a)	350	391
Wisconsin State General Obligation Bonds, Series 2001
5.250% due 05/01/2020	3,000	3,187

		12,106

Wyoming 0.2%
Lincoln County, Wyoming Pollution Control Revenue Bonds, Series 1985
1.125% due 08/01/2015 (a)	650	650

Total Municipal Bonds & Notes (Cost $376,131)		389,023

U.S. TREASURY OBLIGATIONS 0.1%
Treasury Inflation Protected Securities (b) (c)
3.375% due 01/15/2007	287	315

Total U.S. Treasury Obligations		315

(Cost $ 290)
SHORT-TERM INSTRUMENTS 0.3%
Money Market Fund 0.0%
SSgA Tax Free Money Market
0.620% due 04/01/2003	19	19

Repurchase Agreement 0.0%
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Fannie Mae 2.600% due 10/08/2004 valued at $170. Repurchase proceeds are $162.)	162	162

U.S. Treasury Bills 0.3%
1.145% due 05/08/2003 (c)	1,040	1,039

Total Short-Term Instruments		1,220

(Cost $1,220)
Total Investments 99.4%		$390,558
(Cost $377,641)
Other Assets and Liabilities (Net) 0.6%		2,293

Net Assets 100.0%		$392,851

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Principal amount of security is adjusted for inflation.

(c)	Securities with an aggregate market value of $1,354 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation

U.S. Treasury 30 Year Bond (06/2003)—Short
	617	$854

52	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Schedule of Investments

New York Municipal Bond Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

MUNICIPAL BONDS & NOTES 97.3%
Georgia 0.9%
Atlanta, Georgia Water & Wastewater Revenue Bonds, (FSA Insured), Series 2002
1.150% due 11/01/2041 (a)	$150	$150

Montana 6.3%
Forsyth, Montana Pollution Control Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 03/01/2031	1,000	1,021

New York 84.2%
Amherst, New York General Obligation Bonds, (FGIC Insured), Series 1999-A
5.500% due 12/01/2008	150	170
Buffalo, New York Municipal Water Finance Authority Water Systems Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	509
Edmeston, New York Central School District General Obligation Bonds, (MBIA Insured), Series 1999
5.100% due 06/15/2007	150	168
Metropolitan Transportation Authority New York Revenue Bonds, (FSA Insured), Series 2002
1.100% due 11/01/2022 (a)	500	500
Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 1999
5.250% due 07/15/2011	150	151
New York City Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 1994
1.150% due 06/15/2024 (a)	350	350
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.000% due 08/01/2024	525	533
New York City, New York Individual Development Agency Civic Facility Revenue Bonds, Series 2002
6.450% due 07/01/2032	250	259
New York City, New York Individual Development Agency Special Facilities Revenue Bonds, Series 1998
5.250% due 12/01/2032	150	72
New York City, New York Individual Development Revenue Bonds, Series 1997
5.650% due 10/01/2028	150	139
New York City, New York Industrial Development Agency Pipeline Airport Facility Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	242
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029	500	547
New York State Dormitory Authority Revenue Bonds, (FGIC Insured), Series 2002
5.000% due 07/01/2032	500	509
New York State Dormitory Authority Revenue Bonds, (FSA Insured), Series 1998
4.750% due 07/01/2008	150	166
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
8.060% due 08/15/2022 (a)	250	255
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 10/01/2012	500	551
5.000% due 10/01/2030	750	761
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 08/01/2031	1,000	1,014
New York State Dormitory Authority Revenue Bonds, Series 1990
1.200% due 07/01/2025 (a)	400	400
New York State Dormitory Authority Revenue Bonds, Series 2000
6.000% due 07/01/2010	150	159
New York State Dormitory Authority Revenue Bonds, Series 2001
5.500% due 07/01/2030	200	205
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	400	457
New York State Environmental Facilities Corp. Revenue Bonds, Series 2002
5.000% due 06/15/2014	400	436
New York State General Obligation Bonds, Series 1997-D
5.250% due 08/01/2021	100	102
New York State Local Government Assistance Corporate Revenue Bonds, (MBIA Insured), Series 1997-B
5.125% due 04/01/2013	150	164
New York State Local Government Assistance Corporate Revenue Bonds, Series 1993
6.000% due 04/01/2014	320	377
New York State Power Authority Revenue & General Purpose Bonds, Series 1972-E
5.500% due 01/01/2010	105	118
New York State Thruway Authority Revenue Bonds, Series 1993
1.150% due 01/01/2024 (a)	300	300
New York State Triborough Bridge and Tunnel Authority Revenue Bonds, (FGIC Insured), Series 2001
5.000% due 01/01/2032	400	406
New York State Urban Development Corporate Revenue Bonds, Series 1999
5.000% due 01/01/2005	150	159
New York State Urban Development Corporate Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	553
New York, New York General Obligation Bonds, Series 2002
5.250% due 08/01/2007	400	437
Rockland County, New York Solid Waste Management Authority Revenue Bonds, Series 1999-A
4.800% due 12/15/2005	145	156
Sachem Central School District of Holbrook, New York General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 06/15/2028	500	509
Schenectady, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2001
5.500% due 07/01/2016	500	566
Troy, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	561
TSASC, Inc. Revenue Bonds, Series 1999
5.400% due 07/15/2012	300	310
TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	500	490

		13,761

Puerto Rico 4.3%
Childrens Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
6.000% due 07/01/2026	100	118
Puerto Rico Commonwealth General Obligation Bonds, Series 1998
5.750% due 07/01/2012	500	590

		708

Texas 0.8%
Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.000% due 08/15/2021	120	123

Virgin Islands 0.8%
Virgin Islands Government Refinery Facility Revenue Bonds, Series 2002
6.500% due 07/01/2021	125	127

Total Municipal Bonds & Notes (Cost $15,563)		15,890

SHORT-TERM INSTRUMENTS 0.7%
U.S. Treasury Bills 0.7%
1.134% due 05/08/2003-05/15/2003 (b)(c)	115	115

Total Short-Term Instruments (Cost $115)		115

Total Investments 98.0% (Cost $15,678)		$16,005
Other Assets and Liabilities (Net) 2.0%		333

Net Assets 100.0%		$16,338

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Securities with an aggregate market value of $115 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation

U.S. Treasury 30 Year Bond (06/2003)—Short	35	$44

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	53

Schedule of Investments

Real Return Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 9.0%
Banking & Finance 6.6%
Allstate Financial Global Funding
7.125% due 09/26/2005	$5,000	$5,577
Atlas Reinsurance PLC
4.080% due 04/04/2003 (a)	6,700	6,700
5.080% due 10/04/2004 (a)	4,400	4,400
3.765% due 01/07/2005 (a)	1,250	1,260
8.510% due 04/07/2005 (a)	6,250	6,250
Bear Stearns Cos., Inc.
1.695% due 12/01/2003 (a)	500	501
1.676% due 09/21/2004 (a)	1,000	1,003
CIT Group, Inc.
1.840% due 04/07/2003 (a)	300	300
2.630% due 01/09/2004 (a)	600	602
5.625% due 05/17/2004	1,000	1,034
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	10,000	11,022
Export-Import Bank Korea
6.500% due 11/15/2006	2,500	2,680
Finova Group, Inc.
7.500% due 11/15/2009	840	300
Ford Motor Credit Co.
2.060% due 04/17/2003 (a)	36,000	35,992
1.683% due 11/24/2003 (a)	3,000	2,957
1.772% due 01/26/2004 (a)	8,200	8,021
2.220% due 03/08/2004 (a)	1,000	975
1.602% due 04/26/2004 (a)	2,000	1,928
6.700% due 07/16/2004	300	306
3.227% due 10/25/2004 (a)	28,480	27,202
1.850% due 06/30/2005 (a)	3,100	2,818
1.808% due 07/18/2005 (a)	47,750	43,259
General Motors Acceptance Corp.
1.905% due 05/16/2003 (a)	19,925	19,918
1.643% due 07/21/2003 (a)	6,500	6,489
2.016% due 08/04/2003 (a)	5,000	4,989
2.088% due 01/20/2004 (a)	2,400	2,388
1.630% due 04/05/2004 (a)	700	693
2.486% due 05/04/2004 (a)	19,600	19,431
2.105% due 05/17/2004 (a)	3,600	3,564
1.670% due 05/28/2004 (a)	2,000	1,976
1.718% due 07/21/2004 (a)	50,400	49,563
Goldman Sachs Group
1.825% due 12/01/2004 (a)	1,600	1,598
Heller Financial, Inc.
1.609% due 04/28/2003 (a)	3,000	3,001
J.P. Morgan Chase & Co.
5.385% due 02/15/2012 (a)	2,500	2,588
Korea Development Bank
5.383% due 06/16/2003 (a)	500	507
MBNA America Bank
7.125% due 11/15/2012	5,000	5,426
Merrill Lynch & Co.
1.986% due 08/01/2003 (a)	4,000	4,004
Merrill Lynch & Co., Inc.
1.720% due 05/21/2004 (a)	2,100	2,105
National Australia Bank Ltd.
2.045% due 05/19/2010 (a)	1,500	1,505
National Rural Utilities Cooperative Finance Corp.
1.536% due 07/17/2003 (a)	10,000	9,992
NeHi, Inc.
5.440% due 06/09/2003 (a)	3,000	3,019
Parametric Re Ltd.
3.510% due 11/19/2007	11,500	11,040
Pemex Finance Ltd.
6.125% due 11/15/2003	100	102
Premium Asset Trust
1.755% due 11/27/2004 (a)	5,000	5,017
Prudential Funding Corp.
6.375% due 07/23/2006	7,000	7,656
Redwood Capital II Ltd.
4.380% due 01/01/2004 (a)	33,700	33,613
Residential Reinsurance Ltd.
6.415% due 06/01/2004 (a)	4,500	4,550
6.325% due 06/01/2005 (a)	15,900	16,059
Salomon Smith Barney Holdings
1.599% due 04/28/2003 (a)	3,000	3,000
Studio Re Ltd.
6.500% due 07/07/2006 (a)	28,750	28,750
Travelers Property Casualty Corp.
3.750% due 03/15/2008	7,000	7,002
Trinom Ltd.
5.410% due 12/18/2004 (a)	4,500	4,538
Verizon Global Funding Corp.
5.750% due 04/01/2003	10,000	10,000
Wachovia Bank North America
1.660% due 02/20/2004 (a)	2,250	2,255
Wachovia Corp.
7.550% due 08/18/2005	12,500	14,074
Washington Mutual Bank
1.720% due 05/14/2004 (a)	1,700	1,703
1.705% due 05/17/2004 (a)	17,900	17,933

		475,135

Industrials 1.5%
American Airlines, Inc.
6.978% due 04/01/2011	2,570	2,238
Clear Channel Communications, Inc.
7.250% due 09/15/2003	13,000	13,278
Coastal Corp.
2.306% due 07/21/2003 (a)	9,000	8,649
Cox Enterprises, Inc.
2.606% due 05/01/2033 (a)	2,000	1,998
DaimlerChrysler North America Holding Corp.
1.725% due 08/16/2004 (a)	5,000	4,967
7.750% due 06/15/2005	1,087	1,196
Delta Air Lines, Inc.
8.540% due 01/02/2007	3,244	1,898
Fred Meyer, Inc.
7.375% due 03/01/2005	2,000	2,162
Pemex Project Funding Master Trust
7.375% due 12/15/2014	21,500	22,118
Petroleos Mexicanos
9.500% due 09/15/2027	14,850	17,226
SR Wind Ltd.
6.645% due 05/18/2005 (a)	2,000	2,038
7.145% due 05/18/2005 (a)	1,600	1,630
United Airlines, Inc.
2.026% due 03/02/2004 (a)	1,109	800
Walt Disney Co.
4.500% due 09/15/2004	15,000	15,482
Waste Management, Inc.
6.375% due 11/15/2012	1,000	1,069
7.100% due 08/01/2026	2,000	2,104
Weyerhaeuser Co.
5.500% due 03/15/2005	5,460	5,750
6.125% due 03/15/2007	3,085	3,345

		107,948

Utilities 0.9%
ALLETE, Inc.
2.218% due 10/20/2003 (a)	2,500	2,497
British Telecom PLC
2.705% due 12/15/2003 (a)	6,200	6,229
7.875% due 12/15/2005	10,750	12,192
Dominion Resources, Inc.
7.600% due 07/15/2003	5,000	5,077
Hawaiian Electric Industries, Inc.
2.425% due 04/15/2003 (a)	2,000	2,000
Progress Energy, Inc.
6.750% due 03/01/2006	32,150	35,193
WorldCom, Inc.—WorldCom Group
7.375% due 01/15/2011 (b)	1,000	270

		63,458

Total Corporate Bonds & Notes (Cost $645,031)		646,541

MUNICIPAL BONDS & NOTES 0.7%
Arizona 0.0%
Salt River Project Arizona Agriculture Improvement & Power District Revenue Bonds, Series 2002
5.000% due 01/01/2031	4,000	4,067

California 0.4%
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	25,000	23,074
Golden State Tobacco Securitization Corporate Revenue Bonds, Series 2003
5.000% due 06/01/2021	5,000	4,987

		28,061

Florida 0.0%
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	3,000	3,052

Massachusetts 0.1%
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	5,000	5,067

New Jersey 0.1%
New Jersey Tobacco Settlement Funding Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	6,000	5,531

New York 0.1%
New York State Triborough Bridge and Tunnels Authority Revenue Bonds, Series 2002
5.000% due 11/15/2032	5,000	5,053

Total Municipal Bonds & Notes (Cost $51,778)		50,831

U.S. TREASURY OBLIGATIONS 100.8%
Treasury Inflation Protected Securities (f)
3.375% due 01/15/2007 (c)(d)	897,453	987,760
3.625% due 01/15/2008 (c)	883,474	989,077
3.875% due 01/15/2009	702,326	800,433
4.250% due 01/15/2010	684,253	800,362
3.500% due 01/15/2011 (c)	182,670	205,162
3.375% due 01/15/2012	277,625	310,593
3.000% due 07/15/2012	568,114	618,357
3.625% due 04/15/2028	856,815	1,007,294
3.875% due 04/15/2029	1,078,663	1,326,419
3.375% due 04/15/2032	156,292	182,031

Total U.S. Treasury Obligations (Cost $6,874,502)		7,227,488

MORTGAGE-BACKED SECURITIES 1.3%
Collateralized Mortgage Obligations 0.3%
Bear Stearns Adjustable Rate Mortgage Trust
4.581% due 11/25/2030 (a)	2,089	2,143
Freddie Mac
6.500% due 01/25/2028	100	106
7.000% due 10/15/2030	3,000	3,104
Mellon Residential Funding Corp.
1.851% due 10/20/2029 (a)	800	811
Residential Asset Securitization Trust
6.860% due 08/25/2029	16,000	16,431

		22,595

Fannie Mae 0.0%
5.530% due 10/01/2024 (a)	188	202

Federal Housing Administration 0.0%
7.430% due 12/01/2020	114	122

54	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)		Value (000s)

Government National Mortgage Association 1.0%
6.500% due 02/15/2029-10/15/2032 (e)		$66,430	$69,910

Total Mortgage-Backed Securities			92,829

(Cost $91,966)
ASSET-BACKED SECURITIES 0.4%
AFC Home Equity Loan Trust
1.525% due 03/25/2027 (a)		83	83
American Residential Eagle Trust
1.645% due 07/25/2029 (a)		1,340	1,341
Asset Backed Securities Corp. Home Equity
1.730% due 06/21/2029 (a)		618	619
Citifinancial Mortgage Securities, Inc.
1.605% due 01/25/2033		24,407	24,407
Conseco Finance Corp.
7.890% due 07/15/2018		497	507
8.170% due 12/15/2025		2,000	2,128
Conseco Finance Home Loan Trust
8.880% due 06/15/2024		750	783
EQCC Home Equity Loan Trust
1.533% due 03/20/2029 (a)		99	99
SLM Student Loan Trust
1.909% due 01/25/2007 (a)		6	5

Total Asset-Backed Securities			29,972

(Cost $29,800)
SOVEREIGN ISSUES 0.1%
United Mexican States
6.375% due 01/16/2013		9,850	9,875
United Mexican States Value Recovery Right
0.000% due 06/30/2003 (a)		718	3
0.000% due 06/30/2004 (a)		718	3
0.000% due 06/30/2005 (a)		718	3

Total Sovereign Issues			9,884

(Cost $9,617)
FOREIGN CURRENCY—DENOMINATED ISSUES (j)(k) 1.1%
Caisse D’amort Dette Soc
3.800% due 07/25/2006 (f)	EC	5,283	6,281
Commonwealth of New Zealand
4.500% due 02/15/2016	N$	34,200	23,582
Republic of France
3.000% due 07/25/2012 (f)	EC	26,601	31,054
Tyco International Group S.A.
4.375% due 11/19/2004		14,000	14,689

Total Foreign Currency-Denominated Issues			75,606

(Cost $58,495)
CONVERTIBLE BONDS & NOTES 0.0%
Banking & Finance 0.0%
Verizon Global Funding Corp.
.750% due 04/01/2003		$3,000	3,000

Total Convertible Bonds & Notes			3,000

(Cost $3,000)
SHORT-TERM INSTRUMENTS 0.8%
Commercial Paper 0.2%
HBOS Treasury Services PLC
1.245% due 05/28/2003		4,400	4,391
1.255% due 06/05/2003		13,600	13,570

			17,961

Repurchase Agreement 0.4%
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Federal Farm Credit Banks 1.970% due 10/20/2004 valued at $476 and Federal Home Loan Bank 1.250% due 04/08/2004 valued at $25,500. Repurchase proceeds are $25,467.)		25,466	25,466

U.S. Treasury Bills 0.2%
1.150% due 05/08/2003-05/15/2003 (d)(e)		12,120	12,103

Total Short-Term Instruments (Cost $55,530)			55,530

Total Investments 114.2% (Cost $7,819,719)			$8,191,681
Written Options (0.0%) (Premiums $2,603)			(1,140)
Other Assets and Liabilities (Net) (14.2%)			(1,020,068)

Net Assets 100.0%			$7,170,473

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Security is in default.

(c)	Security, or a portion thereof, subject to financing transaction.

(d)	Securities with an aggregate market value of $6,294 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euro-Bund 10 Year Note (06/2003)—Long	250	$(292)
U.S. Treasury 5 Year Note (06/2003)—Short	24	3
U.S. Treasury 10 Year Note (06/2003)—Short	1,750	1,249
U.S. Treasury 30 Year Bond (06/2003)—Short	259	496

		$1,456

(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f)	Principal amount of security is adjusted for inflation.

(g)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Put—OTC 10 Year Interest Rate Swap
Strike @ 5.500%* Exp. 05/01/2003	$65,000	$796	$1
Call—OTC 10 Year Interest Rate Swap
Strike @ 4.000%** Exp. 03/03/2004	65,000	1,427	934

Type	# of Contracts	Premium	Value

Call—CBOT U.S. Treasury Note June Futures
Strike @ 118.000 Exp. 05/24/2003	625	380	205

		$2,603	$1,140

*	The Fund will pay a floating rate based on 3-month LIBOR.

**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Short sales open at March 31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note	3.250	08/15/2007	$255,600	$262,689	$260,205
U.S. Treasury Note	4.000	11/15/2012	37,100	37,648	38,115
U.S. Treasury Note	3.000	02/15/2008	9,800	9,918	9,834
U.S. Treasury Note	3.875	02/15/2013	75,000	75,337	74,408
U.S. Treasury Note	5.250	08/15/2003	73,100	74,251	74,181

				$459,843	$456,743

(i)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive floating rate based on 3-month LIBOR plus 0.470% and pay a fixed rate equal to 7.750%. Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 06/15/2005	$10,000	$(1,164)
Receive floating rate based on 3-month LIBOR plus 0.500% and pay a fixed rate equal to 7.600%. Counterparty: Lehman Brothers, Inc.
Exp. 07/15/2003	5,000	(83)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month LIBOR. Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 03/17/2005	250,000	89
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%. Counterparty: Bank of America, N.A.
Exp. 06/15/2003	15,900	233
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%. Counterparty: Goldman Sachs & Co.
Exp. 06/18/2008	30,000	(824)

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	55

Schedule of Investments (Cont.)

Real Return Fund

March 31, 2003

Receive a fixed rate equal to 0.200% and the Fund will pay to the counterparty at par in the event of default of Federal National Mortgage Association 5.375% due 11/15/2011.

Counterparty: Morgan Stanley Dean Witter & Co.

Exp. 05/03/2005	$80,000	$146
Receive a fixed rate equal to 5.000% and the Fund will pay to the counterparty at par in the event of default of El Paso Corp. 7.000% due 05/15/2011. Counterparty: Merrill Lynch & Co., Inc.
Exp. 09/15/2003	15,000	(639)

		$(2,242)

(j)	Principal amount denoted in indicated currency:

EC—Euro

N$—New Zealand Dollar

(k)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	EC	37,576	04/2003	$250	$0	$250
Sell	N$	43,520	05/2003	0	(306)	(306)

				$250	$(306)	$(56)

56	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Schedule of Investments

Short Duration Municipal Income Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

MUNICIPAL BONDS & NOTES 98.9%
Arizona 1.0%
Arizona State Transportation Board of Excise Tax Revenue Bonds, Series 2002
5.000% due 12/15/2005	$3,000	$3,282

California 10.4%
Alameda-Contra Costa Schools Financing Authority Revenue Bonds, Series 2003
1.200% due 08/01/2024 (a)	3,000	3,000
California State Revenue Anticipation Notes, Series 2002
1.419% due 06/20/2003 (a)	5,000	4,995
2.500% due 06/27/2003	5,000	5,014
California Statewide Communities Development Authority Revenue Bonds, Series 2002
3.700% due 11/01/2029	1,000	1,031
East Bay, California Municipal Utility District Water System Revenue Bonds, (MBIA Insured), Series 1993
5.200% due 06/01/2008	1,000	1,026
Golden State Tobacco Securitization Corporate Revenue Bonds, Series 2003
5.000% due 06/01/2021	12,800	12,766
Long Beach, California Unified School District Certificate Participation Bonds, (AMBAC Insured), Series 2001
1.150% due 06/01/2024	2,000	2,000
Sacramento, California Municipal Utility District Revenue Bonds, (FSA Insured), Series 1993
5.400% due 11/15/2006	2,000	2,090
Santa Ana, California Unified School District General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 08/01/2013	2,000	1,293
Santa Clara County, California Transportation Authority Revenue Bonds, (AMBAC Insured), Series 1985
1.750% due 06/01/2015	2,000	2,000

		35,215

Colorado 6.7%
Arapahoe County, Colorado Capital Improvement Highway Revenue Bonds, Series 1986
0.000% due 08/31/2026	2,000	401
Arapahoe County, Colorado Capital Trust Fund Highway Revenue Bonds, (MBIA Insured), Series 1986
6.150% due 08/31/2026	3,000	3,424
Colorado Housing& Finance Authority Revenue Bonds (Lloyds TSB Bank Insured), Series 2003
1.200% due 11/01/2021	1,500	1,500
Colorado Housing& Finance Authority Revenue Bonds, (Federal Home Loan Bank Insured), Series 2002
1.200% due 11/01/2021 (a)	2,900	2,900
Colorado Housing& Finance Authority Revenue Bonds, (MBIA Insured), Series 2000
1.150% due 04/01/2030	2,240	2,240
Colorado Housing& Finance Authority Revenue Bonds, (SPA-Federal Home Loan Bank Insured), Series 2000
1.200% due 04/01/2020 (a)	1,110	1,110
1.200% due 10/01/2030	2,500	2,500
Colorado Housing& Finance Authority Revenue Bonds, (SPA-Landesbank Hessen Insured), Series 2001
1.200% due 05/01/2031	3,125	3,125
Colorado Regional Transportation District Sales Tax Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 11/01/2005	4,210	4,574
Denver, Colorado City & County General Obligation Bonds, Series 1998
5.250% due 08/01/2004	350	368
South Metro, Colorado Fire Rescue Finance Corporate Certificate of Participation Bonds, Series 2002
2.750% due 12/01/2004	695	711

		22,853

Connecticut 2.4%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2003
0.650% due 07/01/2037 (a)	2,100	2,100
Connecticut State Housing Finance Authority Revenue Bonds, (AMBAC Insured), Series 1998
1.100% due 05/15/2018 (a)	3,500	3,500
New Britain Connecticut General Obligation Bonds, Series 2003
3.000% due 04/15/2006	140	143
4.000% due 04/15/2007	560	589
Norwalk, Connecticut General Obligation Bonds, (SPA–Dexia Credit Local Insured), Series 2002
1.150% due 02/01/2017 (a)	1,815	1,815

		8,147

Florida 3.0%
Collier County, Florida Multi-Family Housing Finance Authority Revenue Bonds, (Fannie Mae Insured), Series 2002
4.600% due 08/15/2011	665	699
Florida State Board of Education General Obligation Bonds, Series 2002
5.375% due 01/01/2010	3,000	3,391
Gulf Breeze Florida Revenue Bonds, (MBIA Insured), Series 1997
4.840% due 12/01/2017 (a)	500	484
Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	470	523
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
4.143% due 10/01/2015 (a)	750	771
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, (MBIA-IBC Insured), Series 1993
6.300% due 10/01/2022	500	523
St. John’s River Power Park Revenue Bonds, Series 2002
5.000% due 10/01/2005	3,325	3,610

		10,001

Georgia 2.4%
Atlanta, Georgia Water & Wastewater Revenue Bonds, (FSA Insured), Series 2002
1.150% due 11/01/2038	1,500	1,500
1.150% due 11/01/2041 (a)	1,550	1,550
Coweta County, Georgia School District General Obligation Bonds, (State Aid Witholding Insured), Series 2002
3.250% due 08/01/2004	560	575
Georgia State General Obligation Bonds, Series 1994
6.750% due 12/01/2006	3,890	4,575

		8,200

Illinois 6.7%
Chicago, Illinois Board of Education Certificate Participation Bonds, (MBIA Insured), Series 1992
6.250% due 01/01/2011	3,000	3,542
Chicago, Illinois General Obligation Bonds, (AMBAC Insured), Series 2002
4.000% due 01/01/2005	1,000	1,042
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2002
1.150% due 01/01/2037 (a)	3,500	3,500
Chicago, Illinois Public Building Commission Building Revenue Bonds, (FGIC Insured), Series 1999
5.250% due 12/01/2018	475	534
Chicago, Illinois Public Building Community Revenue Bonds, (FGIC Government of Board Insured), Series 1999
5.500% due 02/01/2006	1,000	1,099
Cook County, Illinois General Obligation Bonds, (FGIC Insured), Series 1996
5.875% due 11/15/2022	1,000	1,155
Cook County, Illinois High School District No. 205, (FSA Insured), Series 2002
0.000% due 12/01/2004	2,600	2,535
0.000% due 06/01/2005	500	478
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
6.520% due 07/01/2012 (a)	300	350
Illinois Health Facilities Authority Revenue Bonds, Series 1977
6.700% due 10/01/2005	370	397
Illinois Health Facilities Authority Revenue Bonds, Series 1978
6.250% due 07/01/2006	355	381
Illinois Metropolitan Pier & Exposition Dedicated State Tax Revenue Bonds, (AMBAC Insured), Series 1996
6.000% due 12/15/2006	3,740	4,293
Illinois State General Obligation Bonds, (MBIA Insured), Series 1995
5.750% due 02/01/2008	300	329
Illinois State General Obligation Bonds, (MBIA Insured), Series 2000
5.500% due 12/01/2007	1,800	2,048
Lake County, Illinois Community High School District No.127, (FGIC Insured), Series 2002
9.000% due 02/01/2005	1,000	1,132

		22,815

Indiana 1.2%
Indiana Educational Facilities Authority Revenue Bonds, (Bank of America Insured), Series 1995
1.080% due 03/01/2025	1,000	1,000

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	57

Schedule of Investments (Cont.)

Short Duration Municipal Income Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

St. Joseph County, Indiana Educational Facilities Revenue Bonds, Series 2002
1.150% due 03/01/2037	$3,200	$3,200

		4,200

Kansas 0.2%
Burlington, Kansas Pollution Control Revenue Bonds, (MBIA Insured), Series 1991
7.000% due 06/01/2031	500	525

Kentucky 0.9%
Kentucky State Turnpike Authority Economic Development Road Revenue Bonds, Series 1993
8.450% due 06/06/2012 (a)	3,000	3,171

Louisiana 0.4%
East Baton Rouge Parish, Louisiana Pollution Control Revenue Bond, Series 1989
1.100% due 11/01/2019	1,400	1,400

Maine 0.1%
Eastport, Maine Industrial Development Revenue Bonds, (Wachovia Bank Insured), Series 1989
5.100% due 11/15/2003	300	301

Maryland 2.8%
Maryland State General Obligation Bonds, Series 2002
5.000% due 02/01/2007	5,000	5,529
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, (SPA-Suntrust Bank Insured), Series 2002
1.200% due 10/01/2037 (a)	4,100	4,100

		9,629

Massachusetts 4.3%
Massachusetts Housing Finance Agency Revenue Bonds, (AMBAC Insured), Series 1993
5.950% due 10/01/2008	250	255
Massachusetts Municipal Wholesale Electric Company Power Supply System Revenue Bonds, (AMBAC Insured), Series 1993
5.450% due 07/01/2018	1,600	1,647
Massachusetts State Development Finance Agency Revenue Bonds, Series 2002
1.150% due 07/01/2029 (a)	1,200	1,200
Massachusetts State General Obligation Bonds, (FGIC Government of Commonwealth Insured), Series 2002
5.500% due 11/01/2014	2,000	2,306
Massachusetts State General Obligation Bonds, Series 1998
5.250% due 04/01/2011	1,000	1,137
Massachusetts State General Obligation Bonds, Series 2001
5.250% due 12/01/2007	1,000	1,128
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, (FSA Insured), Series 1997
1.100% due 07/01/2027 (a)	2,000	2,000
Massachusetts State Housing Finance Agency Revenue Bonds, (FSA Insured), Series 2003
1.150% due 12/01/2037 (a)	4,000	4,000
Massachusetts State Water Resources Authority Revenue Bonds, (Landsbank Insured), Series 2002
1.150% due 08/01/2017	800	800

		14,473

Michigan 5.7%
Detroit, Michigan General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 04/01/2006	4,000	4,384
Holt, Michigan Public Schools General Obligation Bonds, (Q-SBLF Insured), Series 2002
1.150% due 05/01/2030	6,000	6,000
Kalamazoo, Michigan Hospital Financing Authority Revenue Bonds, Series 1977
6.750% due 04/01/2003	210	210
Michigan State Building Authority Revenue Bonds, (SPA-Westdeutsche Landesbank Insured), Series 2002
1.100% due 10/15/2036 (a)	500	500
Michigan State Comprehensive Transportation Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2005	2,000	2,149
Michigan State Environmental Protection General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	3,279
Michigan State Strategic Funding Ltd. Obligation Revenue Bonds, Series 1991
7.100% due 02/01/2006	2,500	2,682

		19,204

Missouri 0.7%
Missouri Financial Board of Development of Cultural Facilities Revenue Bonds, Series 2001
1.200% due 12/01/2031 (a)	1,000	1,000
Missouri State Health & Educational Facilities Authority Revenue Bonds, (SPA—Landesbank Hessen Insured), Series 2003
1.150% due 02/15/2033 (a)	400	400
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 1996
1.150% due 09/01/2030 (a)	800	800
Missouri State Housing Development Community Mortgage Revenue Bonds, (GNMA/FNMA Insured), Series 1996
7.100% due 09/01/2027	80	83

		2,283

Nevada 0.5%
Clark County, Nevada School District General Obligation Bonds, (FSA Insured), Series 2001
1.000% due 06/15/2021 (a)	1,600	1,600

New Hampshire 0.9%
New Hampshire Health & Education Facilities Authority Revenue Bonds, (SPA—JP Morgan Chase Bank Insured), Series 2003
1.000% due 06/01/2023	3,000	3,000

New Jersey 4.5%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	500	619
6.375% due 04/01/2031	1,000	1,239
New Jersey State Educational Facilities Authority Revenue Bonds, Series 2002
1.100% due 07/01/2022	1,600	1,600
New Jersey State Transportation Trust Fund Athority Revenue Bonds, Series 1999
5.500% due 06/15/2008	5,000	5,693
5.625% due 06/15/2013	3,000	3,465
New Jersey Wastewater Treatment Trust Revenue Bonds, (MBIA Insured), Series 1997
7.000% due 05/15/2009	1,020	1,249
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,500	1,414

		15,279

New Mexico 0.3%
New Mexico State Severance Special Tax, Series 2001
5.000% due 07/01/2007	1,000	1,110

New York 10.9%
New York City Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 1992
1.200% due 06/15/2022 (a)	800	800
New York City Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 1993
1.200% due 06/15/2023 (a)	3,100	3,100
New York City Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 1994
1.150% due 06/15/2024 (a)	6,100	6,100
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029 (a)	2,500	2,736
New York Local Government Assistance Corporation Revenue Bonds, (FSA Insured), Series 2003
1.150% due 04/01/2022	300	300
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	800	915
New York State Thruway Authority Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 04/01/2007	3,000	3,353
New York State Thruway Service Contract Revenue Bonds, Series 2002
5.250% due 04/01/2010	3,000	3,343
New York State Urban Development Corporate Revenue Bonds, (FSA Insured), Series 1994
6.500% due 01/01/2011	4,000	4,814
New York State Urban Development Corporate Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,000	2,211
New York, New York General Obligation Bonds, (FGIC Insured), Series 1992
1.150% due 02/01/2022 (a)	1,225	1,225
New York, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	2,505	2,765

58	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

New York, New York General Obligation Bonds, Series 2002
5.750% due 08/01/2014	$1,425	$1,559
TSASC, Inc. Revenue Bonds, Series 1999
5.400% due 07/15/2012	1,700	1,757
TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	2,000	1,961

		36,939

North Carolina 3.2%
Charlotte, North Carolina Water & Sewer Systems Revenue Bonds, (SPA Union National Bank Insured), Series 2002
1.150% due 07/01/2027	1,000	1,000
Greensboro, North Carolina General Obligation Bonds (SPA-Wachovia Bank of North Carolina Insured), Series 1994
1.150% due 04/01/2011	1,200	1,200
Guilford County, North Carolina General Obligation Bonds (SPA-Bank of America Insured), Series 2002
1.150% due 10/01/2022 (a)	2,500	2,500
Mecklenburg County, North Carolina General Obligation, (Bank of America Insured), Series 2000
1.150% due 04/01/2018 (a)	800	800
Mecklenburg County, North Carolina General Obligation, (Bank of America Insured), Series 2002
1.150% due 02/01/2021 (a)	2,500	2,500
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,148
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds, (MBIA Insured), Series 1993
7.920% due 01/01/2020 (a)	1,000	1,040
North Carolina State General Obligation Bonds, (Landesbank Hessen Insured), Series 2002
1.070% due 05/01/2021 (a)	750	750

		10,938

Oklahoma 0.1%
Tulsa, Oklahoma Apartments Improvement Trust General Revenue Bonds, (FGIC Insured), Series 1978
6.400% due 06/01/2006	320	345

Pennsylvania 3.2%
Beaver Falls, Pennsylvania Municipal Authority Water & Hydroelectric Revenue Bonds, (AMBAC Insured), Series 2003
4.000% due 06/01/2005	1,325	1,373
5.000% due 06/01/2006	1,400	1,501
5.000% due 06/01/2007	1,390	1,508
Deer Lakes, Pennsylvania School District, (MBIA State Aid Witholding Insured), Series 1995
6.000% due 01/15/2006	150	155
Delaware River Joint Toll Bridge Commission Pennsylvania Revenue Bonds, Series 2003
5.250% due 07/01/2013	2,975	3,261
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, (MBIA Insured), Series 2002
1.200% due 07/01/2031	2,000	2,000
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2002
1.200% due 07/01/2022 (a)	1,000	1,000

		10,798

Puerto Rico 1.6%
Childrens Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010	250	292
Puerto Rico Commonwealth Revenue Notes, Series 2003
2.500% due 07/30/2003	5,000	5,025

		5,317

Rhode Island 0.9%
Rhode Island State Industrial Facilities Corp. Revenue Bonds, Series 2001
1.100% due 02/01/2025 (a)	2,950	2,950

Tennessee 1.8%
Metropolitan Government of Nashville & Davidson County Tennessee General Obligation Bonds, Series 1993
5.250% due 05/15/2006	3,000	3,315
Nashville & Davidson County, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	465	526
Shelby County, Tennessee General Obligation Bonds, Series 2001
4.500% due 11/01/2004	2,000	2,101

		5,942

Texas 10.9%
Dallas, Texas General Obligation Bonds, Series 2001
3.000% due 08/15/2004	300	307
Denton, Texas Utility System Revenue Bonds, (FSA Insured), Series 2002
4.250% due 12/01/2004	800	839
Gulf Coast Waste Disposal Authority Revenue Bonds, Series 1995
1.000% due 10/01/2024 (a)	1,000	1,000
Gulf Coast, Texas Waste Disposal Authority Pollution Control Revenue Bonds, Series 1995
1.125% due 06/01/2020	1,300	1,300
Harris County, Texas Flood Control General Obligation Bonds, Series 2002
3.200% due 10/01/2006	940	982
Harris County, Texas Health Facilities Development Revenue Bonds, (MBIA Insured), Series 1999
1.200% due 10/01/2029 (a)	6,255	6,255
Harris County, Texas Industrial Development Corporation Revenue Bonds, Series 1984
1.200% due 03/01/2024 (a)	2,700	2,700
Harris County, Texas Municipal Utility District No. 203, (MBIA Insured), Series 1990
0.000% due 09/01/2015	285	129
Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.125% due 12/15/2009	1,000	1,188
6.800% due 12/15/2011	3,000	3,729
Hurst Euless Bedford, Texas Independent School District General Obligation Bonds, PSF-GTD Insured), Series 1994
6.500% due 08/15/2024	1,000	1,066
Laredo, Texas General Obligation Bonds, (FGIC Insured), Series 1996
5.250% due 02/15/2009	400	436
North Central, Texas Health Facility Development Corp. Revenue Bonds, Series 1985
1.150% due 10/01/2015 (a)	2,000	2,000
Odessa, Texas Junior College District Revenue Bonds, Series 1995
8.125% due 12/01/2018	270	311
Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
4.000% due 05/01/2028	500	500
San Antonio, Texas Airport System Revenue Bonds, (AMBAC Insured), Series 1991
7.375% due 07/01/2012	425	440
San Antonio, Texas Water Revenue Bonds, Series 2003
1.150% due 05/15/2033	2,500	2,500
Southeast Texas Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	935	1,108
Texas State General Obligation Bonds, Series 2002
5.250% due 08/01/2010	1,050	1,182
Texas State Turnpike Systems Authority Revenue Bonds, Series 2002
5.000% due 06/01/2007	2,000	2,213
Texas State Water Financial Assistance, Series 2002
5.000% due 08/01/2009	685	765
Texas Water Development Board Revenue Bonds, (JP Morgan Chase Bank Insured), Series 2003
1.150% due 07/15/2022 (a)	5,565	5,565
University of Texas Revenue Bonds, Series 2001
1.150% due 08/15/2013 (a)	600	600

		37,115

Utah 0.2%
Utah Water Financing Agency Revenue Bonds, (AMBAC Insured), Series 2002
4.000% due 07/01/2004	425	440
Utah Water Financing Agency Revenue Bonds, (AMBAC Insured), Series 2002
3.500% due 07/01/2005	300	313

		753

Virgin Islands 0.2%
Virgin Islands Government Refinery Facility Revenue Bonds, Series 2002
6.500% due 07/01/2021	775	786

Virginia 2.1%
Loudoun County, Virginia Industrial Development Authority Revenue Bonds, Series 2003
1.125% due 02/15/2038 (a)	1,000	1,000
1.150% due 02/15/2038 (a)	800	800
Virginia Polytechnic Institute & State University Revenue Bonds, Series 1996
5.400% due 06/01/2012	1,400	1,513

See accompanying notes | 03.31.03 | PIMCO Funds Annual Report	59

Schedule of Investments (Cont.)

Short Duration Municipal Income Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

Virginia State Public Facilities Authority Revenue Bonds, Series 2003
5.000% due 08/01/2006	$3,580	$3,956

		7,269

Washington 4.1%
Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
5.250% due 06/01/2010	8,245	8,152
Washington State Health Care Facilities Authority Revenue Bonds, (SPA—JP Morgan Chase Bank Insured), Series 2002
1.200% due 12/01/2030	2,200	2,200
Washington State Public Power Supply System & Nucleur Project No. 1 Revenue Bonds, (AMBAC Insured), Series 1996
6.000% due 07/01/2007	1,000	1,141
Washington State Public Power Supply System & Nucleur Project No. 2 Revenue Bonds, (MBIA-IBC Insured), Series 1993
5.500% due 07/01/2006	2,100	2,335

		13,828

West Virginia 0.1%
Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	160	190

Wisconsin 4.3%
Badger Tobacco Asset Securitization Corporation Revenue Bonds, Series 2002
5.000% due 06/01/2008	2,240	2,257
5.500% due 06/01/2005	5,635	5,879
Marshfield, Wisconsin Hospital Facilities Revenue Bonds, Series 1978
6.625% due 04/01/2006	705	753
South Milwaukee, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
3.000% due 04/01/2007	275	283
3.750% due 04/01/2009	240	250
South Milwaukee, Wisconsin School District, (FGIC Insured), Series 2002
3.750% due 04/01/2010	275	282
Two Rivers, Wisconsin Public School District General Obligation Bonds, (FSA Insured), Series 2002
4.250% due 03/01/2013	1,255	1,297
Wisconsin Housing and Economic Development Revenue Bonds, (MBIA Government of Authority Insured), Series 2002
4.500% due 05/01/2010	1,095	1,137
Wisconsin State Clean Water Revenue Bonds, Series 1998
5.500% due 06/01/2014	2,000	2,303

		14,441

Wyoming 0.2%
Lincoln County, Wyoming Pollution Control Revenue Bonds, Series 1984
1.000% due 11/01/2014	800	800

Total Municipal Bonds & Notes		335,099

(Cost $331,147)
SHORT-TERM INSTRUMENTS 0.5%
Money Market Fund 0.1%
SSgA Tax Free Money Market
0.620% due 04/01/2003	363	363

U.S. Treasury Bills 0.4%
1.145% due 05/08/2003- 05/15/2003 (b)(c)	1,435	1,433

Total Short-Term Instruments (Cost $1,796)		1,796

Total Investments 99.4% (Cost $332,943)		$336,895
Other Assets and Liabilities (Net) 0.6%		2,037

Net Assets 100.0%		$338,932

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Securities are grouped by coupon or range of coupon sand represent a range of maturities.

(c)	Securities with an aggregate market value of $1,433 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

U.S. Treasury 5 Year Note (06/2003)—Short	320	$3
U.S. Treasury 10 Year Note (06/2003)—Short	280	195
U.S. Treasury 30 Year Bond (06/2003)—Short	125	(7)

		$191

60	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Schedule of Investments

Short-Term Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 30.4%
Banking & Finance 11.7%
Banco Nacional Obra Services
9.625% due 11/15/2003 (a)	$3,900	$4,085
Bankunited FSB
5.400% due 02/02/2004	4,000	4,139
Bear Stearns Cos., Inc.
5.125% due 02/22/2004 (a)	4,200	4,155
1.676% due 09/21/2004 (a)	900	903
1.925% due 07/15/2005 (a)	4,801	4,826
1.560% due 09/16/2005 (a)	5,000	4,983
CIT Group, Inc.
2.630% due 01/09/2004 (a)	5,250	5,269
5.500% due 02/15/2004	5,200	5,341
2.660% due 07/30/2004 (a)	15,200	15,229
7.125% due 10/15/2004	9,701	10,273
Citicorp.
5.500% due 08/19/2003 (a)	11,040	11,081
Countrywide Home Loans, Inc.
1.588% due 06/03/2003 (a)	2,800	2,800
Deutsche Telekom International Finance BV
7.750% due 06/15/2005	34,910	38,477
Ford Motor Credit Co.
6.125% due 04/28/2003	2,000	2,002
1.560% due 06/20/2003 (a)	900	898
2.117% due 03/08/2004 (a)	43,592	42,485
1.602% due 04/26/2004 (a)	17,400	16,770
1.718% due 07/19/2004 (a)	6,700	6,399
Gemstone Investors Ltd.
7.710% due 10/31/2004	3,500	3,256
General Motors Acceptance Corp.
1.440% due 08/18/2003 (a)	16,575	16,523
1.648% due 11/07/2003 (a)	10,000	9,952
2.088% due 01/20/2004 (a)	14,040	13,969
2.150% due 05/04/2004 (a)	21,598	21,412
Household Finance Corp.
1.698% due 08/07/2003 (a)	5,950	5,951
2.564% due 03/11/2004 (a)	6,650	6,693
5.750% due 01/30/2007	22,813	24,578
4.625% due 01/15/2008	8,700	9,025
Merrill Lynch & Co.
1.630% due 08/01/2003 (a)	4,000	4,004
National Rural Utilities Cooperative Finance Corp.
5.250% due 07/15/2004	13,796	14,412
1.748% due 02/07/2005 (a)	17,200	17,206
Popular North America, Inc.
6.625% due 01/15/2004	14,807	15,299
Salomon Smith Barney Holdings, Inc.
1.648% due 07/18/2007 (a)	4,800	4,804
Security Capital Group, Inc.
7.750% due 11/15/2003	7,695	7,981
U.S. Bank National Association
1.320% due 11/14/2003 (a)	31,020	31,030
USAA Capital Corp.
7.050% due 11/08/2006	445	503
Verizon Global Funding Corp.
6.750% due 12/01/2005	3,000	3,329
Verizon Wireless Capital LLC
1.658% due 12/17/2003 (a)	17,510	17,498

		407,540

Industrials 11.9%
Air Canada
1.975% due 07/31/2005 (a)	909	755
Allied Waste North America, Inc.
7.375% due 01/01/2004	4,880	4,978
AOL Time Warner, Inc.
6.125% due 04/15/2006	3,000	3,142
Clear Channel Communications, Inc.
7.250% due 09/15/2003	12,404	12,669
Coastal Corp.
1.950% due 07/21/2003 (a)	4,791	4,604
Comcast Corp.
6.500% due 01/15/2015	1,600	1,688
Cox Communications, Inc.
6.150% due 08/01/2003 (a)	8,200	8,218
7.170% due 10/01/2003	5,043	5,166
Cox Enterprises, Inc.
2.250% due 05/01/2033 (a)	9,000	8,989
DaimlerChrysler North America Holding Corp.
7.750% due 05/27/2003	2,000	2,019
1.850% due 08/01/2003 (a)	2,800	2,800
1.660% due 08/16/2004 (a)	36,208	35,968
HCA, Inc.
8.120% due 08/04/2003	800	813
6.870% due 09/15/2003	9,803	9,962
6.730% due 07/15/2045	8,170	8,226
Hilton Hotels Corp.
7.000% due 07/15/2004	8,126	8,276
International Game Technology
7.875% due 05/15/2004	9,809	10,337
International Paper Co.
2.660% due 06/20/2004 (a)	5,400	5,336
Kerr-McGee Corp.
2.150% due 06/28/2004 (a)	7,170	7,171
Mandalay Resort Group
6.750% due 07/15/2003	9,701	9,798
Martin Marietta Corp.
6.500% due 04/15/2003	34,451	34,497
MGM Mirage, Inc.
6.950% due 02/01/2005	2,257	2,348
Mirage Resorts, Inc.
7.250% due 10/15/2006	300	314
Norfolk Southern Corp.
2.040% due 02/28/2005 (a)	7,501	7,543
7.050% due 05/01/2037	20,975	23,925
Packaging Corp. of America
9.625% due 04/01/2009	10,000	10,863
PanAmSat Corp.
6.125% due 01/15/2005	2,595	2,621
Park Place Entertainment Corp.
7.950% due 08/01/2003	8,304	8,449
Petroleos Mexicanos
6.500% due 02/01/2005	5,250	5,607
Pioneer National Resources Co.
8.875% due 04/15/2005	3,811	4,056
Qwest Capital Funding, Inc.
5.875% due 08/03/2004	4,900	4,459
R.J. Reynolds Tobacco Holdings, Inc.
7.375% due 05/15/2003	35,726	35,871
Raytheon Co.
5.700% due 11/01/2003	10,148	10,303
Safeway, Inc.
6.050% due 11/15/2003	12,210	12,525
TCI Communications, Inc.
6.375% due 05/01/2003	10,961	11,002
Time Warner, Inc.
7.975% due 08/15/2004	13,737	14,626
Transocean, Inc.
6.500% due 04/15/2003	3,786	3,792
Turner Broadcasting System, Inc.
7.400% due 02/01/2004	2,200	2,261
Tyco International Group S.A.
6.250% due 06/15/2003	25,477	25,732
United Airlines, Inc.
2.026% due 03/02/2004 (a)	9,311	6,715
Weyerhaeuser Co.
2.383% due 09/15/2003 (a)	34,900	34,907

		413,331

Utilities 6.8%
AEP Texas Central Co.
3.000% due 02/15/2005	3,000	3,013
ALLETE, Inc.
2.218% due 10/20/2003 (a)	8,600	8,591
Appalachian Power Co.
2.040% due 08/20/2003 (a)	3,800	3,802
4.800% due 06/15/2005	10,330	10,746
AT&T Corp.
6.500% due 11/15/2006	9,811	10,499
British Telecom PLC
2.553% due 12/15/2003 (a)	58,001	58,272
7.875% due 12/15/2005	3,000	3,403
Commonwealth Edison Co.
2.025% due 09/30/2003 (a)	10,649	10,621
DTE Energy Co.
6.000% due 06/01/2004	8,400	8,758
7.110% due 11/15/2038 (a)	1,500	1,526
Entergy Gulf States, Inc.
8.250% due 04/01/2004	10,000	10,614
2.638% due 09/01/2004 (a)	9,800	9,787
France Telecom S.A.
1.978% due 07/16/2003 (a)	6,600	6,604
Georgia Power Co.
1.465% due 02/18/2005 (a)	14,115	14,121
Jersey Central Power & Light Co.
6.375% due 05/01/2003	4,951	4,970
Niagara Mohawk Power Co.
7.375% due 07/01/2003	15,005	15,200
8.000% due 06/01/2004	50	54
Pacific Gas & Electric Co.
7.583% due 10/31/2049 (a)	1,900	1,872
Potomac Electric Power Co.
6.250% due 10/15/2007	3,600	3,958
Southern California Edison Co.
5.875% due 09/01/2004	5,440	5,522
Sprint Capital Corp.
9.500% due 04/01/2003	1,000	1,000
5.700% due 11/15/2003	19,655	20,048
5.875% due 05/01/2004	13,005	13,330
Texas Utilities Corp.
6.750% due 04/01/2003	1,665	1,665
Vodafone Group PLC
7.625% due 02/15/2005	3,000	3,305
WorldCom, Inc.—WorldCom Group
7.375% due 01/15/2011 (b)	11,600	3,132

		234,413

Total Corporate Bonds & Notes (Cost $1,053,357)		1,055,284

U.S. GOVERNMENT AGENCIES 1.6%
Fannie Mae
5.750% due 04/15/2003	850	852
4.625% due 05/15/2003	500	502
Federal Home Loan Bank
3.125% due 11/14/2003	500	506
5.150% due 04/15/2005	5,500	5,510
Freddie Mac
4.500% due 04/15/2005	42,105	42,156
3.875% due 06/27/2005	5,400	5,429

Total U.S. Government Agencies (Cost $55,433)		54,955

U.S. TREASURY OBLIGATIONS 2.8%
Treasury Inflation Protected Securities (e)
3.375% due 01/15/2007 (c)	3,727	4,101
3.875% due 01/15/2009	1,662	1,894
U.S. Treasury Notes
1.625% due 03/31/2005	89,130	89,346

Total U.S. Treasury Obligations (Cost $94,696)		95,341

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	61

Schedule of Investments (Cont.)

Short-Term Fund

March 31, 2003

	Principal Amount (000s )	Value (000s)

MORTGAGE-BACKED SECURITIES 16.6%
Collateralized Mortgage Obligations 11.4%
Bank of America Mortgage Securities, Inc.
6.500% due 05/25/2029	$806	$815
6.337% due 07/25/2032 (a)	10,859	11,071
5.775% due 10/20/2032 (a)	28,904	29,504
Bear Stearns Adjustable Rate Mortgage Trust
6.191% due 01/25/2032 (a)	5,114	5,139
6.886% due 01/25/2032 (a)	497	512
5.407% due 10/25/2032 (a)	2,217	2,269
Countrywide Alternative Loan Trust
6.500% due 04/25/2031	3,746	3,799
Countrywide Home Loans
6.500% due 07/25/2013	631	646
6.050% due 04/25/2029	2,046	2,069
Countrywide Home Loans, Inc.
6.500% due 08/25/2032 (a)	2,088	2,100
4.975% due 09/19/2032 (a)	14,120	14,342
Credit-Based Asset Servicing & Securitization LLC
1.645% due 01/25/2032 (a)	684	684
CS First Boston Mortgage Securities Corp.
6.750% due 01/15/2008	2,775	2,793
1.655% due 08/25/2031 (a)	373	372
2.478% due 03/25/2032 (a)	837	825
1.695% due 05/25/2032 (a)	10,927	10,927
1.970% due 08/25/2033 (a)	33,266	33,266
DLJ Acceptance Trust
7.100% due 10/17/2020 (a)	180	184
E-Trade Bank Mortgage-Backed Securities Trust
7.030% due 09/25/2031	397	398
Fannie Mae
5.000% due 09/19/2005	7,000	7,119
6.000% due 02/25/2008	281	293
7.000% due 09/18/2017	0	0
1.905% due 10/25/2017 (a)	1,837	1,845
6.500% due 09/18/2023	0	0
8.985% due 06/25/2032 (a)	3,840	4,240
Federal Housing Administration
7.350% due 04/01/2019	1,153	1,233
FFCA Secured Lending Corp.
7.850% due 10/18/2017	1,000	1,098
First Republic Mortgage Loan Trust
1.580% due 08/15/2032 (a)	33,213	32,860
Freddie Mac
6.000% due 09/15/2011	5,120	5,187
4.500% due 11/15/2018	19,996	20,286
6.000% due 09/15/2022	98	98
5.625% due 07/15/2028	4,715	4,817
5.750% due 06/15/2029	10,754	10,985
5.750% due 05/15/2031	20,905	21,331
General Electric Captial Mortgage Services, Inc.
6.500% due 04/25/2024	180	183
Government National Mortgage Association
7.500% due 02/20/2030	1,000	1,072
GSRPM Mortgage Loan Trust
1.705% due 11/25/2031 (a)	26,112	26,112
IMPAC CMB Trust
1.585% due 11/25/2031 (a)	2,676	2,677
Mellon Residential Funding Corp.
1.773% due 10/20/2029 (a)	10,000	10,139
PNC Mortgage Securities Corp.
6.500% due 12/25/2028	2,998	3,086
7.500% due 02/25/2031	52	52
Prudential Home Mortgage Securities
6.950% due 11/25/2022	233	233
Residential Funding Mortgage Securities I, Inc.
7.500% due 12/25/2030	609	609
Resolution Trust Corp.
5.246% due 05/25/2029 (a)	254	254
Sequoia Mortgage Trust
1.663% due 10/20/2027 (a)	16,096	16,148
Small Business Administration
7.540% due 08/10/2009	1,329	1,524
Structured Asset Mortgage Investments, Inc.
1.611% due 09/19/2032 (a)	972	968
Structured Asset Securities Corp.
6.500% due 09/25/2031 (a)	5,605	5,799
6.175% due 02/25/2032 (a)	8,499	8,529
6.150% due 07/25/2032 (a)	14,971	15,238
1.595% due 01/25/2033 (a)	23,761	23,718
Vendee Mortgage Trust
6.500% due 05/15/2025 (a)	1,300	1,382
Washington Mutual Loan Trust
6.003% due 10/19/2039 (a)	1,046	1,048
6.454% due 10/19/2039 (a)	4,825	4,891
4.124% due 01/25/2041 (a)	948	942
Washington Mutual Mortgage Securities Corp.
5.780% due 02/25/2031	1,246	1,273
5.215% due 10/25/2032 (a)	24,326	24,934
5.460% due 02/25/2033 (a)	7,919	8,138
Wells Fargo Mortgage-Backed Securities Trust
6.125% due 07/25/2031	16	16
6.568% due 10/25/2031 (a)	4,177	4,199
6.022% due 01/25/2032	1,344	1,346

		397,617

Fannie Mae 2.1%
3.620% due 02/01/2018 (a)	62	63
3.630% due 05/01/2021 - 04/01/2029 (a)(d)	1,083	1,107
3.680% due 01/01/2029 (a)	86	88
4.090% due 05/01/2036 (a)	49,456	50,589
4.230% due 11/01/2025 (a)	95	96
4.390% due 05/01/2036 (a)	659	675
4.490% due 08/01/2029 (a)	8,533	8,882
5.450% due 01/01/2032 (a)	7,061	7,313
6.000% due 01/01/2004	39	39
6.100% due 07/01/2029 (a)	1,964	2,050
6.500% due 12/01/2003	271	272
7.000% due 06/01/2003 - 03/01/2013 (d)	950	976

		72,150

Federal Housing Administration 0.0%
7.435% due 02/01/2019	352	377

Freddie Mac 0.6%
1.680% due 06/15/2031 (a)	4,191	4,181
6.500% due 08/01/2032	16,834	17,567

		21,748

Government National Mortgage Association 2.5%
4.000% due 08/20/2029-09/20/2029 (a)(d)	20,910	21,484
4.250% due 06/20/2029-05/20/2030 (a)(d)	16,693	17,022
4.500% due 04/20/2030 (a)	8,037	8,217
5.000% due 02/20/2032 (a)	7,128	7,282
5.250% due 03/20/2029-03/20/2030 (a)(d)	7,757	7,906
5.375% due 02/20/2024-06/20/2027 (a)(d)	10,445	10,693
5.630% due 11/20/2026-10/20/2027 (a)(d)	5,879	6,026
5.750% due 09/20/2023-09/20/2027 (a)(d)	3,462	3,559
8.000% due 07/15/2030-05/15/2032 (d)	2,497	2,708
8.500% due 06/20/2027	1,364	1,481

		86,378

Stripped Mortgage-Backed Securities 0.0%
Fannie Mae (IO)
6.500% due 10/25/2023	429	44
Freddie Mac (IO)
6.500% due 11/15/2007	1,283	56
		100

Total Mortgage-Backed Securities (Cost $576,199)		578,370

ASSET-BACKED SECURITIES 5.4%
Advanta Revolving Home Equity Loan Trust
1.675% due 01/25/2024 (a)	83	83
American Residential Eagle Trust
1.645% due 07/25/2029 (a)	357	358
Amortizing Residential Collateral Trust
1.595% due 07/25/2032 (a)	840	839
Bayview Financial Acquisition Trust
1.685% due 02/25/2030 (a)	862	863
1.695% due 07/25/2030 (a)	1,220	1,221
Bear Stearns Asset-Backed Securities, Inc.
1.460% due 06/15/2016 (a)	5,744	5,748
1.635% due 10/25/2032 (a)	11,197	11,215
Brazos Student Loan Finance Co.
2.040% due 06/01/2023 (a)	14,390	14,552
Capital Asset Research Funding LP
6.400% due 12/15/2004	839	854
5.905% due 12/15/2005	180	179
Chase Funding Loan Acquisition Trust
1.545% due 07/25/2030 (a)	7,601	7,583
CIT Group Home Equity Loan Trust
1.575% due 06/25/2033 (a)	1,076	1,077
Conseco Finance Corp.
7.350% due 10/15/2030	1,038	1,061
Countrywide Home Equity Loan Trust
1.520% due 08/15/2025 (a)	397	395
CS First Boston Mortgage Securities Corp.
1.540% due 12/15/2030 (a)	1,819	1,821
1.645% due 02/25/2032 (a)	7,035	7,045
Delta Funding Home Equity Loan Trust
1.690% due 09/15/2029 (a)	509	510
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.655% due 09/25/2032 (a)	23,118	23,118
Fremont Home Loan Trust
1.650% due 02/25/2033 (a)	8,760	8,760
GMAC Mortgage Corp. Loan Trust
1.590% due 06/18/2027 (a)	651	650
Green Tree Home Improvement Loan Trust
1.450% due 08/15/2029 (a)	1,098	1,098
Household Mortgage Loan Trust
1.583% due 05/20/2032 (a)	2,030	2,034
Irwin Home Equity Loan Trust
1.595% due 06/25/2029 (a)	1,311	1,310
1.575% due 07/25/2032 (a)	5,967	5,962
Long Beach Mortgage Loan Trust
1.585% due 11/25/2009 (a)	8,382	8,369
1.655% due 03/25/2032 (a)	16,855	16,865
MLCC Mortgage Investors, Inc.
1.660% due 03/15/2025 (a)	2,483	2,486
Morgan Stanley ABS Capital, Inc.
1.605% due 08/25/2030 (a)	2,762	2,755
Morgan Stanley Dean Witter Capital I
1.706% due 07/25/2030 (a)	3,225	3,228
1.655% due 10/26/2031 (a)	9,757	9,763
1.605% due 09/25/2032 (a)	8,390	8,382
New York City Tax Lien
5.590% due 09/10/2014	2,116	2,138
North Carolina State Education Authority
1.500% due 06/01/2009 (a)	4,369	4,371
Premier Auto Trust
6.430% due 03/08/2004	210	211
Regions Auto Receivables Trust
1.940% due 11/15/2004	14,500	14,545

62	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)		Value (000s)

Residential Asset Securities Corp.
1.425% due 05/25/2017 (a)		$5,053	$5,055
Salomon Brothers Mortgage Securities VII, Inc.
1.655% due 07/25/2029 (a)		99	98
1.700% due 11/15/2029 (a)		140	140
1.860% due 12/15/2029 (a)		2,000	2,002
1.645% due 12/25/2029 (a)		1,857	1,851
Specialty Underwriting & Residential Finance
1.645% due 01/25/2034 (a)		7,100	7,097
SVO Timeshare Mortgage Corp.
5.470% due 12/20/2006		892	934
WFS Financial Owner Trust
6.420% due 07/20/2004		59	59
7.750% due 11/20/2004		483	487

Total Asset-Backed Securities			189,172

(Cost $188,782)
SOVEREIGN ISSUES 1.2%
Republic of Brazil
2.562% due 04/15/2006 (a)		36,411	33,273
11.500% due 03/12/2008		2,600	2,398
2.625% due 04/15/2009 (a)		5,888	4,652
8.000% due 04/15/2014		493	390

Total Sovereign Issues (Cost $39,668)			40,713

FOREIGN CURRENCY-DENOMINATED ISSUES (i)(j) 0.1%
France Telecom S.A.
1.013% due 07/16/2003 (a)	JY	200,000	1,674

Total Foreign Currency-Denominated Issues (Cost $1,653)			1,674

PURCHASED PUT OPTIONS 0.0%
Eurodollar June Futures (CME)
Strike @ 98.125 Exp. 06/16/2003		$1,500,000	9

Total Purchased Put Options (Cost $14)			9

CONVERTIBLE BONDS & NOTES 0.1%
Industrials 0.1%
Clear Channel Communications, Inc.
2.625% due 04/01/2003		5,000	5,006

Total Convertible Bonds & Notes (Cost $5,000)			5,006

SHORT-TERM INSTRUMENTS 41.3%
Commercial Paper 39.9%
Alcon Capital Corp.
1.250% due 04/17/2003		10,000	9,994
AT&T Corp.
3.120% due 04/18/2003		800	800
3.605% due 04/18/2003		67,500	67,520
CDC Commercial Corp.
1.230% due 05/22/2003		100,000	99,826
Danske Corp.
1.280% due 04/08/2003		6,000	5,999
1.250% due 04/24/2003		13,700	13,689
1.250% due 04/24/2003		26,950	26,929
Fannie Mae
1.190% due 06/04/2003		73,050	72,889
1.190% due 06/10/2003		84,800	84,597
1.240% due 06/25/2003		200,000	199,426
1.230% due 07/02/2003		100,000	99,690
Federal Home Loan Bank
1.179% due 04/21/2003		187,000	186,878
1.270% due 05/21/2003		63,000	62,889
1.305% due 05/23/2003		50,000	49,906
Freddie Mac
1.230% due 05/15/2003		55,000	54,917
1.200% due 06/12/2003		40,000	39,902
GlaxoSmithKline Finance PLC
1.250% due 04/02/2003		18,000	17,999
HBOS Treasury Services PLC
1.300% due 04/11/2003		20,000	19,993
1.260% due 05/02/2003		20,000	19,978
Nestle Capital Corp.
1.245% due 06/11/2003		50,000	49,879
Rabobank Nederland NV
1.230% due 04/01/2003		34,000	34,000
UBS Finance, Inc.
1.180% due 04/10/2003		70,000	69,979
1.240% due 04/14/2003		99,000	98,956

			1,386,635

Repurchase Agreement 0.6%
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Federal Home Loan Bank 1.600% due 12/17/2003 valued at $21,403. Repurchase proceeds are $20,980.)		20,979	20,979

U.S. Treasury Bills 0.8%
1.142% due 05/08/2003- 05/15/2003 (c)(d)		29,695	29,656

Total Short-Term Instruments (Cost $1,437,226)			1,437,270

Total Investments 99.5% (Cost $3,452,028)			$3,457,794
Written Options (f) (0.3%) (Premiums $12,486)			(9,152)
Other Assets and Liabilities (Net) 0.8%			28,497

Net Assets 100.0%			$3,477,139

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Security is in default.

(c)	Securities with an aggregate market value of $25,289 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor Written Put Options Strike @ 97.250 (03/2004)—Short	4,895	$1,790
Euribor Purchased Put Options Strike @ 95.000 (03/2004)—Long	2,981	(39)
Euribor Written Put Options Strike @ 97.5000 (03/2004)—Short	2,181	$274
Euribor Purchased Put Options Strike @ 95.125 (03/2004)—Short	3,979	(54)
Eurodollar June Futures (06/2004)—Long	211	38
U. S. Treasury 10 Year Note (06/2003)—Long	515	(115)

		$1,894

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e)	Principal amount of security is adjusted for inflation.

(f)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Put—OTC 7 Year Interest Rate Swap Strike @ 7.000%* Exp. 01/07/2005	$55,570	$1,225	$543
Call—OTC Norfolk Southern Corp. 7.050% due 05/01/2037 Strike @ 100.000 Exp. 05/01/2004	20,975	0	1,038
Call—OTC 7 Year Interest Rate Swap Strike @ 5.000%** Exp. 01/07/2005	55,570	1,089	2,670

Type	# of Contracts	Premium	Value

Put—CME Eurodollar March Futures Strike @ 97.000 Exp. 03/15/2004	2,650	1,697	646
Call—CME Eurodollar June Futures Strike @ 98.750 Exp. 06/16/2003	926	298	370
Put—CME Eurodollar June Futures Strike @ 96.750 Exp. 06/16/2003	1,900	1,888	12
Call—CME Eurodollar June Futures Strike @ 98.500 Exp. 06/14/2004	1,262	755	954
Put—CME Eurodollar June Futures Strike @ 97.000 Exp. 06/14/2004	4,396	4,922	2,583
Put—CME Eurodollar June Futures Strike @ 97.250 Exp. 06/14/2004	463	612	336

		$12,486	$9,152

*	The Fund will pay a floating rate based on 3-month LIBOR.

**	The Fund will receive a floating rate based on 3-month LIBOR.

(g)	Short sales open at March 31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note	5.500	05/15/2009	$26,500	$30,008	$29,670
U.S. Treasury Note	4.875	02/15/2012	22,000	23,893	24,280

				$53,901	$53,950

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	63

Schedule of Investments (Cont.)

Short-Term Fund

March 31, 2003

(h)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)

Receive a fixed amount equal to EC73 and pay floating rate based on 3-months EC-LIBOR with 3.250% interest rate cap.
Counterparty: Citibank N.A., London Exp. 06/19/2003	EC	(200,000)	$71
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 7.750%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/15/2005		$5,000	(582)
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co. Exp. 06/18/2008		7,900	(217)
Receive floating rate based on 3-month LIBOR plus 1.150% and pay a fixed rate equal to 7.050%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/01/2004		20,975	(1,027)
Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 8.250% due 09/19/2027.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003		700	0
Receive a fixed rate equal to 0.430% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.
Counterparty: Lehman Brothers, Inc. Exp. 07/11/2003		5,000	(12)
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/16/2003		510	1
Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.
Counterparty: Lehman Brothers, Inc. Exp. 09/10/2003		13,300	13
Receive a fixed rate equal to 2.700% and the Fund will pay to the counterparty at par in the event of default of El Paso Corp. 7.000% due 05/15/2011.
Counterparty: Credit Suisse First Boston Exp. 04/30/2005		5,000	(1,135)
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merill Lynch & Co., Inc. Exp. 01/22/2005		1,400	6
Receive a fixed rate equal to 1.100% and the Fund will pay to the counterparty at par in the event of default of Republic of South Africa 9.125% due 05/19/2009.
Counterparty: J.P.Morgan Chase & Co. Exp. 07/28/2003		9,600	22
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/27/2005		11,500	62
Receive a fixed rate equal to 1.450% and the Fund will pay to the counterparty at par in the event of default of Republic of Bulgaria 2.813% due 07/28/2011.
Counterparty: Goldman Sachs & Co. Exp. 04/15/2004		19,300	121
Pay a fixed rate equal to 0.880% and the Fund will receive from the counterparty at par in the event of default of Republic of Bulgaria 2.813% due 07/28/2011.
Counterparty: Goldman Sachs & Co. Exp. 04/15/2003		19,300	(5)
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs& Co. Exp. 04/15/2003		9,050	1
Receive a fixed rate equal to 0.950% and the Fund will pay to the counterparty at par in the event of default of Republic of South Africa 9.125% due 05/19/2009.
Counterparty: Goldman Sachs & Co. Exp. 04/15/2003		6,250	2
Receive a fixed rate equal to 0.600% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 02/14/2004		7,500	9
Receive a fixed rate equal to 0.410% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.
Counterparty: Goldman Sachs & Co. Exp. 06/07/2004		21,100	8
Receive a fixed rate equal to 0.360% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.
Counterparty: Goldman Sachs & Co. Exp. 06/07/2004		17,000	4
Receive a fixed rate equal to 0.360% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.
Counterparty: ABN AMRO Bank, N.V. Exp. 07/11/2003		16,150	3
Receive a fixed rate equal to 1.310% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/29/2005		5,000	28
Receive a fixed rate equal to 16.500% and the Fund will pay to the counterparty at par in the event of default of Federative Republic Of Brazil 8.000% due 04/15/2006.
Counterparty: Merill Lynch & Co., Inc. Exp. 01/16/2005		925	92
Receive a fixed rate equal to 1.400% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003		1,000	1

			$(2,534)

(i)	Principal amount denoted in indicated currency:

EC—Euro

JY—Japanese Yen

(j)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Buy	EC	4,300	04/2003	$5	$0	$5
Sell		8,019	04/2003	30	(107)	(77)
Sell	JY	199,108	04/2003	11	0	11

				$46	$(107)	$(61)

64	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Schedule of Investments

StocksPLUS Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 16.8%
Banking & Finance 13.4%
Atlas Reinsurance PLC
5.080% due 10/04/2004 (a)	$7,000	$7,000
Bear Stearns Cos., Inc.
1.940% due 05/24/2004 (a)	21,600	21,719
Beaver Valley Funding Corp.
8.250% due 06/01/2003	114	115
Capital One Bank
2.240% due 06/23/2003 (a)	5,400	5,383
CIT Group, Inc.
5.625% due 05/17/2004	1,900	1,965
7.125% due 10/15/2004	2,000	2,118
Ford Motor Credit Co.
2.060% due 04/17/2003 (a)	4,200	4,199
1.806% due 06/23/2003 (a)	2,100	2,096
6.700% due 07/16/2004	3,400	3,467
General Motors Acceptance Corp.
2.040% due 05/17/2004 (a)	5,800	5,742
Heller Financial, Inc.
1.609% due 04/28/2003 (a)	1,800	1,800
Household Finance Corp.
4.625% due 01/15/2008	3,600	3,735
Korea Development Bank
6.625% due 11/21/2003	2,500	2,565
MetLife, Inc.
3.911% due 05/15/2005	4,500	4,632
National Australia Bank Ltd.
1.965% due 05/19/2010 (a)	11,700	11,742
National Rural Utilities Cooperative Finance Corp.
2.830% due 04/26/2004 (a)	8,000	8,064
Popular North America, Inc.
3.025% due 10/15/2003 (a)	4,700	4,725
Studio Re Ltd.
6.500% due 07/07/2006 (a)	7,300	7,300
Trinom Ltd.
5.278% due 12/18/2004 (a)	1,200	1,210
Verizon Global Funding Corp.
5.750% due 04/01/2003	3,500	3,500

		103,077

Industrials 1.8%
Air Canada
1.975% due 07/31/2005 (a)	2,273	1,888
Enron Corp.
8.000% due 08/15/2005 (b)	1,100	289
R.J. Reynolds Tobacco Holdings, Inc.
7.375% due 05/15/2003	2,400	2,410
Walt Disney Co.
3.900% due 09/15/2003	4,700	4,744
Waste Management, Inc.
7.000% due 10/01/2004	1,000	1,056
Weyerhaeuser Co.
2.383% due 09/15/2003 (a)	3,200	3,201

		13,588

Utilities 1.6%
Georgia Power Co.
5.250% due 05/08/2003	3,800	3,815
Hydro - Quebec
1.312% due 09/29/2049 (a)	1,200	1,038
Niagara Mohawk Power Co.
7.375% due 07/01/2003	1,815	1,838
Sprint Capital Corp.
5.700% due 11/15/2003	3,800	3,876
7.900% due 03/15/2005	1,500	1,582

		12,149

Total Corporate Bonds & Notes (Cost $128,889)		128,814

MUNICIPAL BONDS & NOTES 0.5%
California 0.5%
Golden State Tobacco Securitization Corporate Revenue Bonds, Series 2003
5.000% due 06/01/2021	3,700	3,690

Total Municipal Bonds & Notes (Cost $3,682)		3,690

U.S. TREASURY OBLIGATIONS 3.4%
Treasury Inflation Protected Securities (f)
3.625% due 01/15/2008 (c)	22,716	25,431
3.875% due 01/15/2009	443	505

Total U.S. Treasury Obligations (Cost $24,282)		25,936

MORTGAGE-BACKED SECURITIES 27.7%
Collateralized Mortgage Obligations 12.7%
Bank Mart
4.878% due 03/01/2019 (a)(d)	2,180	2,209
Bear Stearns Adjustable Rate Mortgage Trust
6.184% due 12/25/2031 (a)	2,985	3,029
6.299% due 01/25/2032 (a)	407	409
5.381% due 01/25/2033 (a)	4,577	4,705
5.235% due 03/25/2033 (a)	5,185	5,290
Citicorp Mortgage Securities, Inc.
5.500% due 09/25/2031	799	803
CS First Boston Mortgage Securities Corp.
2.310% due 11/25/2031 (a)	3,909	3,918
1.705% due 02/25/2032 (a)	3,598	3,564
2.081% due 03/25/2032 (a)	8,873	8,744
5.932% due 06/25/2032 (a)	1,462	1,495
6.169% due 06/25/2032 (a)	3,863	3,977
DLJ Acceptance Trust
7.100% due 10/17/2020 (a)	51	52
Fannie Mae
6.260% due 04/25/2020 (a)	15	15
6.000% due 12/25/2028	6,292	6,426
5.000% due 04/25/2033	11,500	11,881
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030	1,011	1,026
Freddie Mac
5.500% due 11/15/2024	5,649	5,670
5.850% due 10/15/2031	1,833	1,842
Fund America Investors Corp. II
7.184% due 06/25/2023 (a)	51	52
General Electric Capital Mortgage Services, Inc.
6.300% due 09/25/2023	101	101
6.250% due 12/25/2028	1,425	1,459
Government National Mortgage Association
1.683% due 09/20/2030 (a)	50	50
GSR Mortgage Loan Trust
6.000% due 07/25/2032	3,530	3,621
Housing Securities, Inc.
2.036% due 07/25/2032 (a)	151	151
PNC Mortgage Securities Corp.
7.480% due 10/25/2030 (a)	399	399
Resecuritization Mortgage Trust
1.602% due 04/26/2021 (a)	41	41
Residential Funding Mortgage Securities, Inc.
4.010% due 03/25/2018 (a)	586	585
Salomon Brothers Mortgage Securities VII, Inc.
6.151% due 12/25/2030 (a)	4,413	4,496
Structured Asset Mortgage Investments, Inc.
7.000% due 07/28/2028	644	646
9.200% due 06/25/2029 (a)	5,300	5,607
Structured Asset Securities Corp.
1.605% due 10/25/2027 (a)	3,469	3,338
1.785% due 03/25/2031 (a)	2,591	2,612
4.916% due 09/25/2036 (a)	227	232
Washington Mutual Mortgage Securities Corp.
6.010% due 04/25/2031 (a)	1,500	1,512
Washington Mutual, Inc.
6.500% due 10/19/2029	7,485	7,677

		97,634

Fannie Mae 11.5%
3.625% due 04/01/2018 (a)	80	81
4.100% due 07/01/2018 (a)	349	354
4.336% due 11/01/2027 (a)	146	149
4.413% due 11/01/2028 (a)	200	204
4.454% due 05/01/2022 (a)	67	68
4.464% due 04/01/2028 (a)	134	136
4.882% due 02/01/2027 (a)	20	20
5.000% due 05/19/2018	23,000	23,539
5.002% due 12/01/2023 (a)	12	12
5.602% due 08/01/2029 (a)	145	149
6.000% due 04/01/2016-04/21/2018 (e)	36,474	38,167
6.446% due 07/01/2028-11/01/2028 (a)(e)	321	327
6.500% due 09/01/2005-01/01/2033 (e)	5,054	5,260
7.000% due 02/01/2015-03/01/2015 (e)	8,779	9,376
7.500% due 09/01/2015-05/01/2016 (e)	7,424	7,963
8.000% due 03/01/2030-07/01/2031 (e)	1,960	2,122

		87,927

Freddie Mac 0.9%
4.322% due 12/01/2022 (a)	242	252
4.610% due 07/01/2019 (a)	1,550	1,605
4.619% due 06/01/2022 (a)	147	151
6.000% due 03/01/2016-09/01/2016 (e)	1,119	1,171
6.500% due 08/01/2032	3,748	3,912
8.500% due 04/01/2025-06/01/2025 (e)	44	47

		7,138

Government National Mortgage Association 2.6%
5.375% due 02/20/2026-02/20/2028 (a)(e)	5,372	5,503
5.625% due 11/20/2025-12/20/2027 (a)(e)	794	814
5.630% due 12/20/2022-10/20/2025 (a)(e)	1,337	1,372
5.750% due 07/20/2018-07/20/2027 (a)(e)	9,524	9,791
8.000% due 04/20/2030	1,950	2,096

		19,576

Stripped Mortgage-Backed Securities 0.0%
Fannie Mae (IO)
6.500% due 09/25/2008	35	4
6.500% due 03/25/2023	956	96
7.000% due 07/25/2021	65	1

		101

Total Mortgage-Backed Securities (Cost $210,866)		212,376

ASSET-BACKED SECURITIES 3.2%
ABSC Long Beach Home Equity Loan Trust
1.560% due 08/21/2030 (a)	1,164	1,164
AFC Home Equity Loan Trust
1.455% due 06/25/2028 (a)	2,686	2,672
Ameriquest Mortgage Securities, Inc.
1.615% due 05/25/2032 (a)	2,613	2,614
1.575% due 08/25/2032 (a)	5,157	5,151
Amresco Residential Securities Mortgage Loan Trust
1.495% due 07/25/2027 (a)	5	4

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	65

Schedule of Investments (Cont.)

StocksPLUS Fund

March 31, 2003

	Principal Amount (000s)		Value (000s)

Countrywide Asset-Backed Certificates
1.525% due 05/25/2029 (a)		$2,060	$2,059
Cross Country Master Credit Card Trust II
1.780% due 06/15/2006 (a)		5,355	5,366
Green Tree Financial Corp.
6.970% due 04/01/2031		1,973	2,001
Green Tree Home Improvement Loan Trust
1.500% due 11/15/2029 (a)		1,177	1,178
Novastar Home Equity Loan
1.580% due 04/25/2028 (a)		1,017	1,015
USAA Auto Loan Grantor Trust
6.100% due 02/15/2006		1,392	1,400

Total Asset-Backed Securities (Cost $24,645)			24,624

SOVEREIGN ISSUES 1.0%
Republic of Brazil
2.562% due 04/15/2006 (a)		7,980	7,292
2.625% due 04/15/2009 (a)		841	665

Total Sovereign Issues (Cost $8,385)			7,957

FOREIGN CURRENCY-DENOMINATED ISSUES (i)(j) 1.4%
Commonwealth of New Zealand
4.500% due 02/15/2016 (f)	N$	9,750	6,723
United Mexican States
7.000% due 06/02/2003	C$	6,000	4,086

Total Foreign Currency-Denominated Issues (Cost $10,700)			10,809

PURCHASED PUT OPTIONS 0.0%
PNC Mortgage Securities Corp. (OTC)
7.430% due 05/25/2040
Strike @ 100.000
Exp. 04/01/2005		$6,200	0

Total Purchased Put Options (Cost $0)			0

CONVERTIBLE BONDS & NOTES 0.1%

Banking & Finance 0.1%
Verizon Global Funding Corp.
0.000% due 05/15/2021		1,700	1,005

Total Convertible Bonds & Notes (Cost $922)			1,005

PREFERRED SECURITY 0.1%
	Shares
DG Funding Trust
3.650% due 12/29/2049 (a)		110	1,133

Total Preferred Security (Cost $1,103)			1,133

SHORT-TERM INSTRUMENTS 50.0%
	Principal Amount (000s)
Commercial Paper 45.9%
AT&T Corp.
3.720% due 04/18/2003		$14,900	14,904
	Principal Amount (000s)		Value (000s)

Danske Corp.
1.240% due 04/25/2003		$200	$200
1.240% due 04/28/2003		31,000	30,971
Eksportfinans AS
1.270% due 04/02/2003		12,000	12,000
1.245% due 04/10/2003		18,000	17,994
Fannie Mae
1.180% due 04/16/2003		24,100	24,088
1.290% due 05/14/2003		14,000	13,978
1.290% due 05/21/2003		16,000	15,971
1.230% due 07/01/2003		20,000	19,939
Freddie Mac
1.250% due 04/10/2003		12,000	11,996
1.240% due 04/17/2003		3,000	2,998
1.190% due 04/23/2003		65,900	65,852
1.230% due 06/16/2003		21,000	20,946
HBOS Treasury Services PLC
1.260% due 05/06/2003		2,000	1,998
1.255% due 05/08/2003		16,500	16,479
1.250% due 05/19/2003		11,900	11,880
National Australia Funding, Inc.
1.250% due 04/02/2003		9,200	9,200
Rabobank Nederland NV
1.390% due 04/01/2003		37,000	37,000
Royal Bank of Scotland PLC
1.255% due 04/30/2003		4,500	4,495
UBS Finance, Inc.
1.315% due 04/04/2003		10,000	9,999
1.275% due 04/08/2003		3,600	3,599
1.180% due 04/10/2003		6,000	5,998

			352,485

Repurchase Agreement 1.8%
State Street Bank
1.050% due 04/01/2003
(Dated 03/31/2003. Collateralized by Fannie Mae 4.100% due 03/30/2004 valued at $14,385. Repurchase Proceeds are $14,100.)		14,100	14,100

U.S. Treasury Bills 2.3%
1.134% due 05/08/2003-05/15/2003 (c)(e)		17,575	17,553

Total Short-Term Instruments (Cost $384,133)			384,138

Total Investments 104.2%			$800,482
(Cost $797,607)

Written Options(g) (0.0%)			(243)
(Premiums $354)
Other Assets and Liabilities (Net) (4.2%)			(32,117)

Net Assets 100.0%			$768,122

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Security is in default.

(c)	Securities with an aggregate market value of $27,546 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor Purchased Put Options
Strike @ 95.125 (06/2003)—Long	510	$(6)
Euribor Written Put Options
Strike @ 97.000 (06/2003)—Short	524	328
Euribor Written Put Options
Strike @ 97.500 (09/2003)—Short	504	197
Euribor March Futures (03/2004)—Long	6	(3)
Euribor June Futures (06/2003)—Long	40	84
Euribor September Futures (09/2003)—Long	111	126
Euribor December Futures (12/2003)—Long	145	40
United Kingdom 90 Day
LIBOR Futures (03/2004)—Long	6	(3)
United Kingdom 90 Day
LIBOR Futures (12/2003)—Long	6	(2)
S&P 500 Index (06/2003)—Long	909	(6,980)
Eurodollar March Futures (03/2004)—Long	102	94
Eurodollar March Futures (03/2005)—Long	8	(3)
Eurodollar June Futures (06/2004)—Long	7	1
Eurodollar September Futures (09/2004)—Long	9	(2)
Eurodollar December Futures (12/2004)—Long	17	(5)

		$(6,134)

(d)	Restricted security.

(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f)	Principal amount of security is adjusted for inflation.

(g)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Call—OTC 7 Year Interest Rate Swap Strike @ 3.500%** Exp. 12/17/2003	$10,700	$109	$106
Put—OTC 7 Year Interest Rate Swap Strike @ 5.500%* Exp. 12/17/2003	10,700	137	72
Call—OTC 10 Year Interest Rate Swap Strike @ 4.000%** Exp. 08/01/2003	100	1	1

66	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Type	# of Contracts	Premium	Value

Call—CME S&P June Futures Strike @ 940.000 Exp. 06/20/2003	29	$105	$63
Call—CBOT U.S. Treasury Note June Futures Strike @ 116.000 Exp. 05/24/2003	1	1	1

		$353	$243

*	The Fund will pay a floating rate based on 3-month LIBOR.

**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.100%.
Counterparty: J.P. Morgan Chase & Co. Exp. 10/02/2003	$45,081	$0
Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.140%.
Counterparty: J.P. Morgan Chase & Co Exp. 05/03/2003	17,643	0
Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.100%.
Counterparty: J.P. Morgan Chase & Co. Exp. 09/23/2003	41,153	0
Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.040%.
Counterparty: Goldman Sachs & Co. Exp. 01/16/2004	500,000	0
Receive a fixed rate equal to 4.250% and the Fund will pay to the counterparty at par in the event of default of Dynegy Holdings, Inc. 8.125% due 03/15/2005.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/31/2003	5,500	(184)
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/16/2003	10,000	26
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/19/2004	1,400	2
Receive a fixed rate equal to 1.770% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	5,000	23
Receive a fixed rate equal to 0.340% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Citibank N.A., London Exp. 06/13/2003	10,500	(1)
Receive a fixed rate equal to 7.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.000% due 01/15/2007.
Counterparty: Merrill Lynch & Co., Inc. Exp. 04/04/2003	5,000	4

		$(130)

(i)	Principal amount denoted in indicated currency:

C$—Canadian Dollar

EC—Euro

N$—New Zealand Dollar

(j)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	C$	6,032	04/2003	$0	$(43)	$(43)
Buy	EC	2,280	04/2003	88	0	88
Sell		4,550	04/2003	29	(2)	27
Buy	N$	1,400	05/2003	0	(2)	(2)
Sell		12,967	05/2003	0	(92)	(92)

				$117	$(139)	$(22)

67	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Schedule of Investments

Total Return Mortgage Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

MORTGAGE-BACKED SECURITIES 109.2%
Collateralized Mortgage Obligations 18.8%
Bank of America Mortgage Securities, Inc.
6.000% due 04/25/2017	$757	$758
5.815% due 10/20/2032 (a)	1,380	1,408
Bank of America Structural Security Trust
1.820% due 10/11/2033 (a)	1,000	981
Bank Trust Mortgage
5.700% due 12/01/2023	546	537
Citicorp Mortgage Securities Corp.
6.500% due 05/25/2029	763	768
Countrywide Alternative Loan Trust
6.750% due 08/25/2028	3	3
5.250% due 02/25/2033	1,750	1,785
Countrywide Home Loans
6.500% due 03/25/2029	100	100
CS First Boston Mortgage Securities Corp.
2.055% due 11/25/2031 (a)	647	644
1.437% due 03/25/2032 (a)	837	825
2.170% due 03/25/2032 (a)	893	884
3.055% due 03/25/2033	1,486	1,486
2.360% due 08/25/2033 (a)	1,940	1,940
E-Trade Bank Mortgage-Backed Securities Trust
7.044% due 09/25/2031	265	266
Fannie Mae
6.900% due 08/25/2011	100	104
7.750% due 08/25/2022	77	86
2.312% due 04/25/2023 (a)	22	23
6.500% due 09/25/2023	244	272
6.750% due 09/25/2023	41	41
7.000% due 09/25/2023	19	21
6.500% due 10/25/2023	217	237
6.500% due 12/25/2023	28	28
1.655% due 02/25/2025 (a)	1,000	1,002
1.700% due 04/18/2028 (a)	45	45
1.655% due 11/25/2032 (a)	1,995	1,994
Freddie Mac
6.000% due 06/15/2008	235	244
4.500% due 03/15/2021	17	17
5.000% due 01/15/2022	8,887	8,968
3.500% due 12/15/2022	10	10
6.500% due 12/15/2023	55	59
6.500% due 03/15/2024	125	132
8.000% due 06/15/2026	86	95
6.500% due 05/15/2027	59	60
General Electric Capital Mortgage Services, Inc.
6.750% due 06/25/2028 (a)	200	206
Government National Mortgage Association
1.480% due 02/16/2032 (a)	3,439	3,438
1.530% due 08/16/2032 (a)	6,247	6,257
GSR Mortgage Loan Trust
5.575% due 10/25/2031 (a)	527	534
6.000% due 07/25/2032	1,908	1,957
Mellon Residential Funding Corp.
6.580% due 07/25/2029 (a)	189	189
Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017	1,141	1,148
Norwest Asset Securities Corp.
6.250% due 09/25/2028	236	239
6.250% due 01/25/2029	31	31
Prudential Home Mortgage Securities
6.750% due 09/25/2008	199	199
Residential Funding Mortgage Securities I, Inc.
6.000% due 07/25/2032	3,133	3,144
Sequoia Mortgage Trust
1.663% due 10/20/2027 (a)	976	979
1.624% due 05/20/2032 (a)	912	910
1.583% due 08/20/2032 (a)	939	902
Structured Asset Mortgage Investments, Inc.
1.611% due 09/19/2032 (a)	1,457	1,452
Structured Asset Securities Corp.
6.250% due 04/25/2017	2,213	2,267
1.605% due 10/25/2027 (a)	1,476	1,421
1.785% due 03/25/2031 (a)	209	211
1.955% due 08/25/2032 (a)	1,374	1,374
1.595% due 01/25/2033 (a)	727	725
Superannuation Members Home Loans Global Fund
1.513% due 06/15/2026 (a)	136	136
Washington Mutual Mortgage Securities Corp.
6.010% due 04/25/2031 (a)	1,500	1,512
Washington Mutual, Inc.
5.530% due 07/25/2032 (a)	1,102	1,127

		56,181

Fannie Mae 54.4%
3.010% due 07/01/2011 (a)	971	966
3.083% due 07/01/2008 (a)	4,849	4,775
3.160% due 07/01/2011 (a)	2,333	2,323
3.950% due 04/01/2007	1,676	1,676
5.000% due 05/19/2018-04/01/2026 (b)	13,514	13,830
5.234% due 11/01/2018 (a)	24	25
5.453% due 10/01/2011	970	979
5.500% due 05/01/2006-05/14/2033 (b)	26,020	26,935
5.750% due 01/01/2021 (a)	85	88
5.892% due 10/01/2028 (a)	52	53
6.000% due 05/14/2033	39,500	40,845
6.500% due 01/01/2028-05/14/2033 (b)	61,675	64,339
6.511% due 08/01/2026 (a)	46	49
6.920% due 05/01/2003	886	888
7.009% due 05/01/2023 (a)	79	82
7.500% due 06/01/2030-08/01/2031 (b)	3,589	3,826
9.000% due 01/01/2020	104	117
6.096% due 05/01/2032 (a)	848	880

		162,676

Federal Housing Administration 2.0%
7.430% due 06/01/2019-10/25/2022 (b)	5,489	5,884

Freddie Mac 11.7%
3.787% due 02/01/2018 (a)	115	117
6.000% due 10/01/2024-05/14/2033 (b)	33,088	34,195
6.884% due 07/01/2030 (a)	505	535
7.170% due 08/01/2025	64	67
7.309% due 11/01/2028 (a)	38	39

		34,953

Government National Mortgage Association 19.1%
5.375% due 03/20/2016-03/20/2027 (a)(b)	652	669
5.500% due 03/15/2033-05/21/2033 (b)	54,000	55,414
5.625% due 12/20/2021-11/20/2023 (a)(b)	96	99
5.750% due 07/20/2022-08/20/2026 (b)	258	265
7.000% due 04/23/2033	500	530
7.500% due 05/15/2027-08/15/2027 (b)	38	41

		57,018

Stripped Mortgage-Backed Securities 3.2%
CS First Boston Mortgage Securities Corp. (IO)
7.000% due 08/25/2004	1,858	74
Fannie Mae (IO)
6.500% due 11/25/2022	652	35
Fannie Mae (PO)
0.000% due 07/25/2022	120	104
Fannie Mae Grantor Trust (PO)
0.000% due 07/25/2042	11,792	9,353

		9,566

Total Mortgage-Backed Securities (Cost $324,753)		326,278

ASSET-BACKED SECURITIES 12.6%
Ace Securities Corp.
1.645% due 06/25/2032 (a)	818	818
Ameriquest Mortgage Securities, Inc.
1.615% due 05/25/2032 (a)	1,412	1,413
1.715% due 03/25/2033	1,978	1,983
Amortizing Residential Collateral Trust
1.595% due 07/25/2032 (a)	1,680	1,678
Asset-Backed Securities Corp.
1.700% due 03/15/2032 (a)	646	648
Bayview Financial Acquisition Trust
1.695% due 07/25/2030 (a)	84	84
CDC Mortgage Capital Trust
1.595% due 08/25/2032 (a)	1,200	1,198
Centex Home Equity Loan Trust
1.605% due 01/25/2032 (a)	639	639
1.565% due 04/25/2032 (a)	1,069	1,067
Chase Funding Loan Acquisition Trust
1.545% due 04/25/2031 (a)	915	915
CIT Group Home Equity Loan Trust
1.418% due 07/20/2018	3,000	3,000
1.575% due 06/25/2033 (a)	1,595	1,595
Conseco Finance Corp.
8.480% due 12/01/2031	1,000	1,048
Conseco Finance Securitizations Corp.
5.808% due 06/15/2032	4,354	4,395
Countrywide Asset-Backed Certificates
1.565% due 05/25/2032 (a)	855	854
Credit-Based Asset Servicing and Securities
1.625% due 06/25/2032 (a)	795	795
CS First Boston Mortgage Securities Corp.
1.495% due 06/25/2032 (a)	322	322
Fremont Home Loan Trust
1.650% due 02/25/2033 (a)	2,500	2,500
Home Equity Asset Trust
1.605% due 11/25/2032 (a)	831	831
Home Equity Mortgage Corp.
1.555% due 04/25/2033 (a)	1,570	1,571
Household Mortgage Loan Trust
1.583% due 05/20/2032 (a)	725	726
Irwin Home Equity Loan Trust
1.595% due 06/25/2029 (a)	771	770
Long Beach Mortgage Loan Trust
1.625% due 05/25/2032 (a)	4,172	4,163
MLCC Mortgage Investors, Inc.
1.660% due 03/15/2025 (a)	143	143
Morgan Stanley Dean Witter Capital I
1.725% due 11/25/2032	1,951	1,957
Option One Mortgage Loan Trust
1.635% due 04/25/2030 (a)	22	22
Renaissance Home Equity Loan Trust
1.685% due 12/25/2032 (a)	2,378	2,382

Total Asset-Backed Securities (Cost $37,498)		37,517

PURCHASED PUT OPTIONS 0.0%
Fannie Mae
5.500% due 04/14/2033
Strike @ 86.750 Exp. 04/07/2003	13,000	0

68	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

5.500% due 04/14/2033
Strike @ 86.500 Exp. 04/07/2003	$18,000	$0

Total Purchased Put Options (Cost $4)		0

SHORT-TERM INSTRUMENTS 30.5%
Commercial Paper 28.8%
Alcon Capital Corp.
1.250% due 04/17/2003	10,000	9,994
Anz, Inc.
1.250% due 05/27/2003	2,000	1,996
Barclays U.S. Funding Corp.
1.253% due 05/06/2003	1,600	1,598
1.255% due 05/28/2003	1,500	1,497
CDC Commercial Paper Corp.
1.250% due 05/08/2003	10,500	10,486
Danske Corp.
1.250% due 04/30/2003	4,500	4,495
1.220% due 05/12/2003	800	799
Fannie Mae
1.230% due 07/01/2003	400	399
Federal Home Loan Bank
1.240% due 04/16/2003	950	949
Freddie Mac
1.272% due 05/22/2003	1,100	1,098
General Electric Capital Corp.
1.260% due 06/12/2003	2,500	2,494
HBOS Treasury Services PLC
1.260% due 04/22/2003	3,000	2,998
1.255% due 05/08/2003	1,800	1,798
1.250% due 05/14/2003	700	699
KFW International Finance, Inc.
1.240% due 06/12/2003	2,500	2,494
Nestle Capital Corp.
1.245% due 06/12/2003	2,000	1,995
Rabobank Nederland NV
1.390% due 04/01/2003	13,000	13,000
Royal Bank of Scotland PLC
1.240% due 05/02/2003	5,000	4,995
1.250% due 05/28/2003	4,000	3,992
Svenska Handelsbank, Inc.
1.250% due 04/22/2003	1,500	1,499
1.270% due 04/22/2003	4,000	3,997
UBS Finance, Inc.
1.390% due 04/01/2003	7,500	7,500
1.240% due 04/16/2003	700	700
1.215% due 04/21/2003	4,500	4,497

		85,969

Repurchase Agreement 1.6%
State Street Bank
1.050% due 04/01/2003
(Dated 03/31/2003. Collateralized by Freddie Mac 2.200% due 10/15/2004 valued at $5,038. Repurchase proceeds are $4,938.)	4,938	4,938

U.S. Treasury Bills 0.1%
1.123% due 05/08/2003-05/15/2003 (b)	395	395

Total Short-Term Instruments (Cost $91,301)		91,302

Total Investments 152.3% (Cost $453,556)		$455,097
Other Assets and Liabilities (Net) (52.3%)		$(156,213)

Net Assets 100.0%		$298,884

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Short sales open at March 31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

Government National Mortgage Association	5.500	04/23/2033	$14,900	$15,296	$15,173
Government National Mortgage Association	6.000	05/21/2033	28,000	29,129	29,038
Government National Mortgage Association	6.500	04/23/2033	5,000	5,250	5,244
Freddie Mac	5.625	03/15/2011	6,700	7,477	7,366

				$57,152	$56,821

(d)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 8.180% and pay 0.000% based on 1-month LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 09/18/2027	$3,000	$0
Receive floating rate based on 3-month LIBOR with 6.940% interest rate cap and pay a fixed amount equal to $119.
Counterparty: Lehman Brothers, Inc. Exp. 07/01/2011	3,000	(16)

		$(16)

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	69

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gain (Loss) on Investments		Total Income from Investment Operations	Dividends from Net Investment Income

California Intermediate Municipal Bond Fund
Class D
03/31/2003	$10.16	$0.40	(a)	$0.12	(a)	$0.52	$(0.41)

03/31/2002	10.60	0.46	(a)	(0.07	)(a)	0.39	(0.43)

03/31/2001	10.05	0.45	(a)	0.55	(a)	1.00	(0.42)

01/31/2000—03/31/2000	9.88	0.06	(a)	0.18	(a)	0.24	(0.07)

California Municipal Bond Fund
Class D
03/31/2003	$10.02	$0.43	(a)	$0.34	(a)	$0.77	$(0.42)

03/31/2002	10.35	0.36	(a)	0.04	(a)	0.40	(0.34)

07/31/2000—03/31/2001	10.35	0.31	(a)	0.43	(a)	0.74	(0.31)

CommodityRealReturn Strategy Fund
Class D
11/29/2002—03/31/2003	$11.38	$(2.68	)(a)	$4.09	(a)	$1.41	$(0.76)

Emerging Markets Bond Fund
Class D
03/31/2003	$9.60	$0.65	(a)	$0.71	(a)	$1.36	$(0.66)

03/31/2002	8.40	0.67	(a)	1.78	(a)	2.45	(0.75)

03/31/2001	8.61	0.79	(a)	0.20	(a)	0.99	(0.80)

Foreign Bond Fund
Class D
03/31/2003	$10.39	$0.35	(a)	$0.57	(a)	$0.92	$(0.23)

03/31/2002	10.32	0.43	(a)	0.09	(a)	0.52	(0.43)

03/31/2001	10.03	0.53	(a)	0.51	(a)	1.04	(0.54)

03/31/2000	10.63	0.59	(a)	(0.45	)(a)	0.14	(0.59)

04/08/1998—03/31/1999	10.83	0.53	(a)	0.15	(a)	0.68	(0.53)

GNMA Fund
Class D
03/31/2003	$10.67	$0.19	(a)	$0.67	(a)	$0.86	$(0.23)

05/31/2001—03/31/2002	10.43	0.18	(a)	0.52	(a)	0.70	(0.34)

High Yield Fund
Class D
03/31/2003	$9.19	$0.70	(a)	$(0.28	)(a)	$0.42	$(0.71)

03/31/2002	9.88	0.74	(a)	(0.68	)(a)	0.06	(0.75)

03/31/2001	10.22	1.52	(a)	(0.99	)(a)	0.53	(0.87)

03/31/2000	11.23	0.89	(a)	(1.01	)(a)	(0.12)	(0.89)

04/08/1998—03/31/1999	11.68	0.89	(a)	(0.45	)(a)	0.44	(0.89)

Low Duration Fund
Class D
03/31/2003	$10.06	$0.31	(a)	$0.45	(a)	$0.76	$(0.35)

03/31/2002	10.03	0.46	(a)	0.08	(a)	0.54	(0.50)

03/31/2001	9.81	0.62	(a)	0.24	(a)	0.86	(0.64)

03/31/2000	10.10	0.61	(a)	(0.29	)(a)	0.32	(0.61)

04/08/1998—03/31/1999	10.19	0.60	(a)	(0.03	)(a)	0.57	(0.60)

Municipal Bond Fund
Class D
03/31/2003	$10.03	$0.42	(a)	$0.18	(a)	$0.60	$(0.42)

03/31/2002	10.02	0.47	(a)	0.12	(a)	0.59	(0.47)

03/31/2001	9.47	0.43	(a)	0.56	(a)	0.99	(0.44)

03/31/2000	10.12	0.42	(a)	(0.64	)(a)	(0.22)	(0.43)

04/08/1998—03/31/1999	9.98	0.40	(a)	0.14	(a)	0.54	(0.40)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.95%.
(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.74%.

70	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

California Intermediate Municipal Bond Fund
Class D
03/31/2003	$(0.05)	$0.00	$(0.46)	$10.22	5.16%	$6,046	0.85%		3.91%		101%

03/31/2002	(0.40)	0.00	(0.83)	10.16	3.77	1,444	0.87	(e)	4.41		94

03/31/2001	(0.03)	0.00	(0.45)	10.60	10.21	181	0.86	(e)	4.26		257

01/31/2000—03/31/2000	0.00	0.00	(0.07)	10.05	2.39	10	0.85	*(d)	3.88	*	357

California Municipal Bond Fund
Class D
03/31/2003	$(0.01)	$0.00	$(0.43)	$10.36	7.76%	$92	0.85%		4.14%		221%

03/31/2002	(0.39)	0.00	(0.73)	10.02	3.81	11	0.87	(e)	3.44		164

07/31/2000—03/31/2001	(0.43)	0.00	(0.74)	10.35	7.82	10	0.85	*	4.47	*	338

Commodity Real Return Strategy Fund
Class D
11/29/2002—03/31/2003	$0.00	$0.00	$(0.76)	$12.03	12.71%	$3,069	1.24	%*(i)	(62.62	)%*	492%

Emerging Markets Bond Fund
Class D
03/31/2003	$(0.25)	$0.00	$(0.91)	$10.05	15.66%	$92,630	1.27	%(f)	7.02%		388%

03/31/2002	(0.50)	0.00	(1.25)	9.60	30.94	27,004	1.26	(f)	7.05		620

03/31/2001	(0.40)	0.00	(1.20)	8.40	12.58	11	1.33	(f)	9.33		902

Foreign Bond Fund
Class D
03/31/2003	$(0.24)	$(0.12)	$(0.61)	$10.70	9.13%	$144,142	0.95%		3.31%		589%

03/31/2002	(0.02)	0.00	(0.45)	10.39	5.21	53,177	0.96	(c)	4.09		434

03/31/2001	(0.21)	0.00	(0.75)	10.32	10.84	26,590	0.99	(c)	5.26		417

03/31/2000	(0.15)	0.00	(0.74)	10.03	1.51	9,955	1.16	(c)	5.77		330

04/08/1998—03/31/1999	(0.35)	0.00	(0.88)	10.63	6.46	8,513	0.95	*	4.82	*	376

GNMA Fund
Class D
03/31/2003	$(0.25)	$0.00	$(0.48)	$11.05	8.16%	$6,083	0.95	%(h)	1.69%		763%

05/31/2001—03/31/2002	(0.12)	0.00	(0.46)	10.67	7.40	985	1.01	*(g)	2.03	*	1292

High Yield Fund
Class D
03/31/2003	$0.00	$0.00	$(0.71)	$8.90	5.18%	$271,072	0.90%		8.20%		129%

03/31/2002	0.00	0.00	(0.75)	9.19	0.68	121,572	0.90		7.86		96

03/31/2001	0.00	0.00	(0.87)	9.88	5.40	32,820	0.90		15.06		53

03/31/2000	0.00	0.00	(0.89)	10.22	(1.14)	23,601	0.90		8.29		39

04/08/1998—03/31/1999	0.00	0.00	(0.89)	11.23	4.00	9,065	0.90	*	8.07	*	39

Low Duration Fund
Class D
03/31/2003	$(0.14)	$0.00	$(0.49)	$10.33	7.73%	$438,641	0.75%		2.98%		218%

03/31/2002	(0.01)	0.00	(0.51)	10.06	5.57	107,165	0.75		4.59		569

03/31/2001	0.00	0.00	(0.64)	10.03	9.10	19,282	0.82	(b)	6.23		348

03/31/2000	0.00	0.00	(0.61)	9.81	3.22	12,018	0.83	(b)	6.11		82

04/08/1998—03/31/1999	(0.06)	0.00	(0.66)	10.10	5.77	6,481	0.75	*	5.81	*	245

Municipal Bond Fund
Class D
03/31/2003	$(0.03)	$0.00	$(0.45)	$10.18	6.10%	$21,509	0.85%		4.08%		108%

03/31/2002	(0.11)	0.00	(0.58)	10.03	5.95	6,738	0.85		4.61		231

03/31/2001	0.00	0.00	(0.44)	10.02	10.74	1,414	0.85		4.41		306

03/31/2000	0.00	0.00	(0.43)	9.47	(2.16)	1,104	0.85		4.46		145

04/08/1998—03/31/1999	0.00	0.00	(0.40)	10.12	5.47	242	0.85	*	3.99	*	70

(e)	Ratio of expenses to average net assets excluding interest expense is 0.85%.
(f)	Ratio of expenses to average net assets excluding interest expense is 1.25%.
(g)	Ratio of expenses to average net assets excluding interest expense is 1.00%.
(h)	Effective December 1, 2002, the administrative expense was reduced to 0.40%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.40%.

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	71

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gain (Loss) on Investments		Total Income from Investment Operations

New York Municipal Bond Fund
Class D
03/31/2003	$10.35	$0.36	(a)	$0.49	(a)	$0.85

03/31/2002	10.64	0.45	(a)	0.17	(a)	0.62

03/31/2001	9.94	0.44	(a)	0.77	(a)	1.21

01/31/2000—03/31/2000	9.79	0.07	(a)	0.15	(a)	0.22

Real Return Fund
Class D
03/31/2003	$10.29	$0.45	(a)	$1.31	(a)	$1.76

03/31/2002	10.40	0.32	(a)	0.12	(a)	0.44

03/31/2001	9.92	0.72	(a)	0.60	(a)	1.32

03/31/2000	9.83	0.63	(a)	0.12	(a)	0.75

04/08/1998—03/31/1999	9.77	0.47	(a)	0.09	(a)	0.56

Short Duration Municipal Income Fund
Class D
03/31/2003	$10.17	$0.23	(a)	$(0.02	)(a)	$0.21

03/31/2002	10.16	0.30	(a)	0.09	(a)	0.39

03/31/2001	9.98	0.41	(a)	0.17	(a)	0.58

01/31/2000—03/31/2000	9.99	0.06	(a)	(0.01	)(a)	0.05

Short-Term Fund
Class D
03/31/2003	$10.00	$0.25	(a)	$0.07	(a)	$0.32

03/31/2002	10.03	0.32	(a)	0.06	(a)	0.38

03/31/2001	9.95	0.62	(a)	0.09	(a)	0.71

03/31/2000	10.03	0.55	(a)	(0.08	)(a)	0.47

04/08/1998—03/31/1999	10.07	0.53	(a)	(0.03	)(a)	0.50

StocksPLUS Fund
Class D
03/31/2003	$9.93	$(0.80	)(a)	$(1.45	)(a)	$(2.25)

03/31/2002	10.12	0.32	(a)	(0.29	)(a)	0.03

03/31/2001	14.08	(0.05	)(a)	(2.76	)(a)	(2.81)

03/31/2000	14.27	1.04	(a)	1.29	(a)	2.33

04/08/1998—03/31/1999	14.13	0.79	(a)	1.38	(a)	2.17

Total Return Mortgage Fund
Class D
03/31/2003	$10.35	$0.21	(a)	$0.72	(a)	$0.93

03/31/2002	10.42	0.35	(a)	0.35	(a)	0.70

03/31/2001	9.97	0.59	(a)	0.63	(a)	1.22

03/31/2000	10.19	0.54	(a)	(0.20	)(a)	0.34

04/08/1998—03/31/1999	10.27	0.53	(a)	0.02	(a)	0.55

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.29%.
(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.52%.

72	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

New York Municipal Bond Fund
Class D
03/31/2003	$(0.40)	$(0.12)	$(0.52)	$10.68	8.35%	$1,491	0.85%		3.36%	227%

03/31/2002	(0.45)	(0.46)	(0.91)	10.35	6.08	66	0.87	(e)	4.19	204

03/31/2001	(0.42)	(0.09)	(0.51)	10.64	12.44	113	0.90	(e)	4.23	973

01/31/2000—03/31/2000	(0.07)	0.00	(0.07)	9.94	2.21	10	0.87	*(d)(g)	4.02 *	270

Real Return Fund
Class D
03/31/2003	$(0.48)	$(0.15)	$(0.63)	$11.42	17.47%	$837,960	0.91	%(f)	4.04%	191%

03/31/2002	(0.45)	(0.10)	(0.55)	10.29	4.22	378,576	0.90		3.10	237

03/31/2001	(0.76)	(0.08)	(0.84)	10.40	13.99	57,696	0.94	(f)	7.14	202

03/31/2000	(0.64)	(0.02)	(0.66)	9.92	7.93	15,560	0.93	(f)	6.44	253

04/08/1998—03/31/1999	(0.50)	0.00	(0.50)	9.83	5.89	193	0.92	*(f)	4.75 *	438

Short Duration Municipal Income Fund
Class D
03/31/2003	$(0.22)	$0.00	$(0.22)	$10.16	2.10%	$9,210	0.80%		2.22%	152%

03/31/2002	(0.34)	(0.04)	(0.38)	10.17	3.88	470	0.80		2.93	107

03/31/2001	(0.40)	0.00	(0.40)	10.16	5.78	11	0.81	(g)	4.05	208

01/31/2000—03/31/2000	(0.06)	0.00	(0.06)	9.98	0.47	10	0.80	*(c)	3.51 *	171

Short-Term Fund
Class D
03/31/2003	$(0.26)	$(0.02)	$(0.28)	$10.04	3.30%	$137,874	0.75%		2.47%	77%

03/31/2002	(0.39)	(0.02)	(0.41)	10.00	3.80	81,643	0.82	(b)	3.17	131

03/31/2001	(0.61)	(0.02)	(0.63)	10.03	7.33	6,613	1.31	(b)	6.15	121

03/31/2000	(0.55)	0.00	(0.55)	9.95	4.87	3,361	0.93	(b)	5.54	38

04/08/1998—03/31/1999	(0.53)	(0.01)	(0.54)	10.03	5.10	2,278	0.75	*	5.05 *	47

StocksPLUS Fund
Class D
03/31/2003	$(0.12)	$0.00	$(0.12)	$7.56	(22.71)%	$2,000	1.05%		(9.87)%	282%

03/31/2002	(0.22)	0.00	(0.22)	9.93	0.22	1,998	1.06	(h)	3.14	455

03/31/2001	(0.24)	(0.91)	(1.15)	10.12	(21.27)	2,769	1.05		(0.43)	270

03/31/2000	(2.01)	(0.51)	(2.52)	14.08	17.32	3,288	1.05		7.16	92

04/08/1998—03/31/1999	(0.79)	(1.24)	(2.03)	14.27	16.69	1,721	1.05	*	8.12 *	81

Total Return Mortgage Fund
Class D
03/31/2003	$(0.26)	$(0.27)	$(0.53)	$10.75	9.05%	$126,132	0.90%		1.98%	844%

03/31/2002	(0.37)	(0.40)	(0.77)	10.35	7.43	28,929	0.90		3.37	1193

03/31/2001	(0.59)	(0.18)	(0.77)	10.42	12.69	1,261	0.90		5.78	848

03/31/2000	(0.56)	0.00	(0.56)	9.97	3.47	166	0.90		5.38	1476

04/08/1998—03/31/1999	(0.53)	(0.10)	(0.63)	10.19	5.41	183	0.90	*	5.15 *	158

(e)	Ratio of expenses to average net assets excluding interest expense is 0.85%.
(f)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(g)	Ratio of expenses to average net assets excluding interest expense is 0.80%.
(h)	Ratio of expenses to average net assets excluding interest expense is 1.05%.

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	73

Statements of Assets and Liabilities

March 31, 2003

Amounts in thousands, except per share amounts	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	Commodity- RealReturn Strategy Fund	Emerging Markets Bond Fund	Foreign Bond Fund	GNMA Fund

Assets:
Investments, at value	$155,672	$15,015	$139,380	$900,325	$1,922,167	$536,925
Cash	0	0	584	12	0	0
Foreign currency, at value	0	0	0	22	15,572	0
Receivable for investments sold	500	1,234	13,686	172,891	645,866	197,694
Unrealized appreciation on forward foreign currency contracts	0	0	0	238	3,955	0
Receivable for Fund shares sold	1,337	51	2,053	14,325	6,047	2,290
Interest and dividends receivable	2,046	193	1,297	15,496	31,838	909
Variation margin receivable	0	0	0	0	4,874	0
Manager reimbursement receivable	0	0	197	0	0	0
Swap premiums paid	0	0	0	0	5,277	316
Unrealized appreciation on swap agreements	0	0	0	255	11,071	0
Unrealized appreciation on forward volatility	0	0	0	0	371	0
Other assets	0	0	0	0	0	0

	159,555	16,493	157,197	1,103,564	2,647,038	738,134

Liabilities:
Payable for investments purchased	$1,606	$1,222	$0	$165,512	$87,576	$281,756
Unrealized depreciation on forward foreign currency contracts	0	0	0	0	799	0
Payable for financing transactions	0	0	0	175,131	534,705	0
Payable for short sale	0	0	13,901	6,123	619,295	103,412
Interest payable	0	0	10,563	0	0	0
Written options outstanding	0	0	0	0	13,319	0
Payable for Fund shares redeemed	283	0	55	1,956	3,705	1,047
Dividends payable	115	5	0	510	368	108
Accrued investment advisory fee	32	3	56	237	265	61
Accrued administration fee	37	3	36	239	343	91
Accrued distribution fee	0	0	8	53	92	0
Accrued servicing fee	13	1	7	47	98	143
Variation margin payable	270	36	0	0	549	0
Recoupment payable to Manager	10	1	0	0	0	0
Swap premiums received	0	0	0	172	17,918	0
Unrealized depreciation on swap agreements	0	0	0	2,569	29,715	42
Other liabilities	0	0	224	681	6,269	0

	2,366	1,271	24,850	353,230	1,315,016	386,660

Net Assets	$157,189	$15,222	$132,347	$750,334	$1,332,022	$351,474

Net Assets Consist of:
Paid in capital	$154,071	$14,901	$128,756	$696,561	$1,251,052	$348,272
Undistributed (overdistributed) net investment income	300	2	3,200	23,076	(99,542)	3,323
Accumulated undistributed net realized gain (loss)	(3,268)	(185)	(245)	(96)	24,107	(176)
Net unrealized appreciation (depreciation)	6,086	504	636	30,793	156,405	55

	$157,189	$15,222	$132,347	$750,334	$1,332,022	$351,474

Net Assets:
Class D	$6,046	$92	$3,069	$92,630	$144,142	$6,083

Other Classes	151,143	15,130	129,278	657,704	1,187,880	345,391

Shares Issued and Outstanding:
Class D	592	9	255	9,215	13,477	550

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Class D	$10.22	$10.36	$12.03	$10.05	$10.70	$11.05
Cost of Investments Owned	$149,923	$14,555	$138,529	$867,782	$1,745,464	$536,019

Cost of Foreign Currency Held	$0	$0	$0	$22	$15,382	$0

74	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Amounts in thousands, except per share amounts	High Yield Fund	Low Duration Fund	Municipal Bond Fund	New York Municipal Bond Fund	Real Return Fund	Short Duration Municipal Income Fund	Short-Term Fund	StocksPLUS Fund	Total Return Mortgage Fund

Assets:
Investments, at value	$5,740,999	$14,008,971	$390,558	$16,005	$8,191,681	$336,895	$3,457,794	$800,482	$455,097
Cash	1,603	30,014	1	86	0	1	7,988	316	0
Foreign currency, at value	15,694	25,152	0	0	1,526	0	2,350	2,538	0
Receivable for investments sold	71,270	646,463	0	0	456,742	0	54,709	26,588	225,407
Unrealized appreciation on forward foreign currency contracts	3,789	304	0	0	250	0	46	117	0
Receivable for Fund shares sold	58,648	81,260	681	122	49,410	4,249	27,910	3,376	1,107
Interest and dividends receivable	116,824	55,279	5,663	188	79,971	3,194	17,127	10,860	706
Variation margin receivable	415	1,387	0	0	344	0	2,604	146	0
Manager reimbursement receivable	0	0	0	0	0	0	0	0	0
Swap premiums paid	1,709	1,496	0	0	517	0	0	0	1,019
Unrealized appreciation on swap agreements	2,135	2,941	0	0	468	0	444	55	0
Unrealized appreciation on forward volatility	0	0	0	0	0	0	0	0	0
Other assets	0	0	0	0	0	0	20	0	0

	6,013,086	14,853,267	396,903	16,401	8,780,909	344,339	3,570,992	844,478	683,336

Liabilities:
Payable for investments purchased	$104,449	$2,792,185	$2,248	$0	$1,224	$3,505	$10,783	$70,073	$326,700
Unrealized depreciation on forward foreign currency contracts	129	1,378	0	0	306	0	107	139	0
Payable for financing transactions	0	0	0	0	1,105,040	0	0	0	0
Payable for short sale	49,064	49,891	0	0	459,843	0	53,901	0	57,152
Interest payable	0	0	0	0	0	0	0	0	0
Written options outstanding	21,736	5,689	0	0	1,140	0	9,152	243	0
Payable for Fund shares redeemed	10,331	35,852	524	3	22,146	1,211	11,477	1,148	326
Dividends payable	9,256	0	342	13	5,969	100	1,178	0	54
Accrued investment advisory fee	1,082	2,317	78	3	1,439	51	703	239	52
Accrued administration fee	1,370	2,327	103	5	1,918	89	777	187	77
Accrued distribution fee	870	847	77	0	1,256	10	165	139	2
Accrued servicing fee	479	805	44	3	958	49	289	62	73
Variation margin payable	0	0	636	36	1,205	383	1,143	3,610	0
Recoupment payable to Manager	0	0	0	0	0	9	0	0	0
Swap premiums received	1,439	44	0	0	1,886	0	466	0	0
Unrealized depreciation on swap agreements	1,422	4,664	0	0	2,710	0	2,978	185	16
Other liabilities	82	113	0	0	3,396	0	734	331	0

	201,709	2,896,112	4,052	63	1,610,436	5,407	93,853	76,356	384,452

Net Assets	$5,811,377	$11,957,155	$392,851	$16,338	$7,170,473	$338,932	$3,477,139	$768,122	$298,884

Net Assets Consist of:
Paid in capital	$6,579,708	$11,779,471	$389,310	$16,131	$6,690,506	$340,385	$3,472,754	$1,235,827	$295,169
Undistributed (overdistributed) net investment income	(23,673)	92,882	(38)	(7)	89,867	(27)	1,934	(2,409)	2,605
Accumulated undistributed net realized gain (loss)	(695,926)	100	(10,192)	(157)	20,548	(5,569)	(6,033)	(461,973)	(84)
Net unrealized appreciation (depreciation)	(48,732)	84,702	13,771	371	369,552	4,143	8,484	(3,323)	1,194

	$5,811,377	$11,957,155	$392,851	$16,338	$7,170,473	$338,932	$3,477,139	$768,122	$298,884

Net Assets:
Class D	$271,072	$438,641	$21,509	$1,491	$837,960	$9,210	$137,874	$2,000	$126,132

Other Classes	5,540,305	11,518,514	371,342	14,847	6,332,513	329,722	3,339,265	766,122	172,752

Shares Issued and Outstanding:
Class D	30,443	42,454	2,112	140	73,345	906	13,735	265	11,731

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Class D	$8.90	$10.33	$10.18	$10.68	$11.42	$10.16	$10.04	$7.56	$10.75

Cost of Investments Owned	$5,794,081	$13,924,780	$377,641	$15,678	$7,819,719	$332,943	$3,452,028	$797,607	$453,556

Cost of Foreign Currency Held	$15,403	$25,384	$0	$0	$1,507	$0	$2,314	$2,563	$0

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	75

Statements of Operations

For the year or period ended March 31, 2002

Amounts in thousands	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	CommodityReal- Return Strategy Fund	Emerging Markets Bond Fund	Foreign Bond Fund	GNMA Fund

Investment Income:
Interest, net of foreign taxes	$7,172	$790	$1,157	$27,006	$46,284	$5,714
Dividends, net of foreign taxes	0	0	0	48	269	0
Miscellaneous income	0	0	(19)	1,913	(1,606)	0

Total Income	7,172	790	1,138	28,967	44,947	5,714

Expenses:
Investment advisory fees	375	40	176	1,555	2,625	538
Administration fees	401	42	101	1,548	3,342	878
Servicing fees—Class D	8	0	1	78	238	11
Distribution and/or servicing fees—Other Classes	123	14	21	560	1,526	1,147
Trustees’ fees	1	0	0	1	5	1
Organization costs	0	0	199	0	0	0
Interest expense	2	2	0	73	50	8
Miscellaneous expense	7	1	0	0	0	0

Total Expenses	917	99	498	3,815	7,786	2,583

Reimbursement by Manager	0	0	(197)	0	0	0
Net Expenses	917	99	301	3,815	7,786	2,583

Net Investment Income	6,255	691	837	25,152	37,161	3,131

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(1)	234	4,132	25,717	(32,869)	10,351
Net realized gain (loss) on futures contracts, written options and swaps	(2,971)	(179)	0	413	40,468	(224)
Net realized gain (loss) on foreign currency transactions	0	0	0	741	(138,835)	0
Net change in unrealized appreciation on investments	3,800	303	636	23,057	216,824	227
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	41	8	0	(2,441)	(33,480)	(44)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	248	3,351	0

Net Gain (Loss)	869	366	4,768	47,735	55,459	10,310

Net Increase in Assets Resulting from Operations	$7,124	$1,057	$5,605	$72,887	$92,620	$13,441

76	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Statements of Operations (Cont.)

For the year or period ended March 31, 2002

Amounts in thousands	High Yield Fund	Low Duration Fund	Municipal Bond Fund	New York Municipal Bond Fund	Real Return Fund	Short Duration Municipal Income Fund	Short-Term Fund	StocksPLUS Fund	Total Return Mortgage Fund

Investment Income:
Interest, net of foreign taxes	$373,181	$322,154	$15,918	$447	$280,853	$5,566	$97,997	$26,012	$5,232
Dividends, net of foreign taxes	4,649	526	0	0	0	0	0	46	0
Miscellaneous income	8,128	1,832	1	0	(609)	1	(1,635)	(96,036)	42

Total Income	385,958	324,512	15,919	447	280,244	5,567	96,362	(69,978)	5,274

Expenses:
Investment advisory fees	10,591	21,105	803	25	14,082	370	7,487	3,208	453
Administration fees	13,293	20,946	991	33	18,201	584	7,962	2,558	655
Servicing fees—Class D	369	612	49	1	1,621	10	281	5	200
Distribution and/or servicing fees—Other Classes	13,094	13,750	1,174	17	18,459	372	4,797	2,925	419
Trustees’ fees	20	38	1	0	26	1	13	4	1
Organization costs	0	0	0	0	2	0	0	0	0
Interest expense	21	0	0	0	734	0	15	5	7
Miscellaneous expense	0	0	0	1	172	8	0	0	0

Total Expenses	37,388	56,451	3,018	77	53,297	1,345	20,555	8,705	1,735

Reimbursement by Manager	0	0	0	0	0	0	0	0	0
Net Expenses	37,388	56,451	3,018	77	53,297	1,345	20,555	8,705	1,735

Net Investment Income	348,570	268,061	12,901	370	226,947	4,222	75,807	(78,683)	3,539

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(251,084)	91,146	149	200	198,186	(20)	(1,088)	4,102	8,817
Net realized gain (loss) on futures contracts, written options and swaps	11,484	110,196	(9,902)	(110)	1,539	(5,548)	10,137	(118,725)	(219)
Net realized gain (loss) on foreign currency transactions	(16,635)	19,345	0	0	(11,086)	0	(625)	(1,253)	0
Net change in unrealized appreciation on investments	180,752	112,870	11,907	207	379,611	3,740	8,409	5,050	1,088
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(1,063)	24,027	415	(50)	2,901	191	7,561	(33,141)	(23)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	4,401	(2,389)	0	0	695	0	(24)	228	0

Net Gain (Loss)	(72,145)	355,195	2,569	247	571,846	(1,637)	24,370	(143,739)	9,663

Net Increase in Assets Resulting from Operations	$276,425	$623,256	$15,470	$617	$798,793	$2,585	$100,177	$(222,422)	$13,202

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	77

Statements of Changes in Net Assets

	California Intermediate Municipal Bond Fund		California Municipal Bond Fund		Commodity Real- Return Strategy Fund
Amounts in thousands	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002	Period from June 28, 2002 to March 31, 2003

Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$6,255	$4,536	$691	$566	$837
Net realized gain (loss)	(2,972)	2,479	55	213	4,132
Net change in unrealized appreciation (depreciation)	3,841	(2,953)	311	(235)	636

Net increase resulting from operations	7,124	4,062	1,057	544	5,605

Distributions to Shareholders:
From net investment income
Class D	(134)	(32)	(1)	0	(2)
Other Classes	(6,122)	(4,203)	(690)	(534)	(2,012)

From net realized capital gains
Class D	(19)	(47)	0	0	0
Other Classes	(743)	(3,006)	(10)	(618)	0

Tax basis return of capital
Class D	0	0	0	0	0
Other Classes	0	0	0	0	0

Total Distributions	(7,018)	(7,288)	(701)	(1,152)	(2,014)

Fund Share Transactions:
Receipts for shares sold
Class D	5,970	1,716	80	0	5,118
Other Classes	103,252	79,904	13,758	15,267	255,897

Issued as reinvestment of distributions
Class D	153	78	1	1	2
Other Classes	5,650	6,841	651	1,109	1,954

Cost of shares redeemed
Class D	(1,477)	(459)	0	0	(1,760)
Other Classes	(66,005)	(93,778)	(11,342)	(16,708)	(132,455)
Net increase (decrease) resulting from Fund share transactions	47,543	(5,698)	3,148	(331)	128,756

Total Increase (Decrease) in Net Assets	47,649	(8,924)	3,504	(939)	132,347

Net Assets:
Beginning of period	109,540	118,464	11,718	12,657	0
End of period*	$157,189	$109,540	$15,222	$11,718	$132,347

*Including undistributed (overdistributed) net investment income of:	$300	$636	$2	$7	$3,200

78	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Statements of Changes in Net Assets (Cont.)

	Emerging Markets Bond Fund		Foreign Bond Fund		GNMA Fund		High Yield Fund		Low Duration Fund
Amounts in thousands	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002

Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$25,152	$8,688	$37,161	$32,280	$3,131	$1,318	$348,570	$253,870	$268,061	$269,366
Net realized gain (loss)	26,871	10,618	(131,236)	39,346	10,127	848	(256,235)	(160,982)	220,687	77,736
Net change in unrealized appreciation (depreciation)	20,864	9,149	186,695	(33,033)	183	(332)	184,090	(67,205)	134,508	(70,073)

Net increasing resulting from operations	72,887	28,455	92,620	38,593	13,441	1,834	276,425	25,683	623,256	277,029

Distributions to Shareholders:
From net investment income
Class D	(2,194)	(322)	(2,162)	(1,593)	(94)	(4)	(12,167)	(5,108)	(8,099)	(2,542)
Other Classes	(22,969)	(8,316)	(23,028)	(30,784)	(4,063)	(1,369)	(337,112)	(248,377)	(283,887)	(266,805)

From net realized capital gains
Class D	(746)	(198)	(2,504)	(100)	(116)	(2)	0	0	(4,183)	(115)
Other Classes	(8,927)	(5,713)	(23,995)	(1,650)	(6,017)	(909)	0	0	(121,854)	(7,894)

Tax basis return of capital
Class D	0	0	(1,109)	0	0	0	0	0	0	0
Other Classes	0	0	(11,812)	0	0	0	0	0	0	0

Total Distributions	(34,836)	(14,549)	(64,610)	(34,127)	(10,290)	(2,284)	(349,279)	(253,485)	(418,023)	(277,356)

Fund Share Transactions:
Receipts for shares sold
Class D	106,655	30,568	117,993	36,741	10,155	1,280	292,172	126,744	433,922	126,208
Other Classes	697,779	210,434	729,496	312,007	357,681	126,373	3,754,592	2,610,735	8,740,471	4,472,199

Issued as reinvestment of distributions
Class D	2,659	493	5,154	1,655	162	6	11,552	4,919	11,125	2,238
Other Classes	27,664	12,923	53,194	28,298	7,960	1,986	239,101	175,344	336,658	235,585

Cost of shares redeemed
Class D	(47,008)	(4,570)	(34,602)	(11,934)	(5,265)	(293)	(156,349)	(38,575)	(118,738)	(39,724)
Other Classes	(330,567)	(66,251)	(347,586)	(265,711)	(120,919)	(40,327)	(2,413,320)	(1,137,024)	(3,711,549)	(3,339,435)
Net increase (decrease) resulting from Fund share transactions	457,182	183,597	523,649	101,056	249,774	89,025	1,727,748	1,742,143	5,691,889	1,457,071

Total Increase (decrease) in Net Assets	495,233	197,503	551,659	105,522	252,925	88,575	1,654,894	1,514,341	5,897,122	1,456,744

Net Assets:
Beginning of period	255,101	57,598	780,363	674,841	98,549	9,974	4,156,483	2,642,142	6,060,033	4,603,289
End of period*	$750,334	$255,101	$1,332,022	$780,363	$351,474	$98,549	$5,811,377	$4,156,483	$11,957,155	$6,060,033

*Including undistributed (overdistributed) net investment income of:	$23,076	$6,375	$(99,542)	$29,512	$3,323	$83	$(23,673)	$644	$92,882	$20,114

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	79

Statements of Changes in Net Assets (Cont.)

	Municipal Bond Fund		New York Municipal Bond Fund
Amounts in thousands	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002

Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$12,901	$4,866	$370	$228
Net realized gain (loss)	(9,753)	1,501	90	22
Net change in unrealized appreciation (depreciation)	12,322	(979)	157	100

Net increase (decrease) resulting from operations	15,470	5,388	617	350

Distributions to Shareholders:
From net investment income
Class D	(796)	(145)	(14)	(4)
Other Classes	(12,074)	(4,751)	(355)	(221)

From net realized capital gains
Class D	(74)	(31)	(8)	(3)
Other Classes	(1,075)	(1,175)	(143)	(223)

Total Distributions	(14,019)	(6,102)	(520)	(451)

Fund Share Transactions:
Receipts for shares sold
Class D	33,630	10,396	1,525	6
Other Classes	342,177	149,136	12,889	5,111

Issued as reinvestment of distributions
Class D	783	165	23	7
Other Classes	9,087	4,221	345	398

Cost of shares redeemed
Class D	(19,597)	(5,217)	(115)	(58)
Other Classes	(162,951)	(49,852)	(3,584)	(4,257)
Net increase (decrease) resulting from Fund share transactions	203,129	108,849	11,083	1,207

Total Increase (Decrease) in Net Assets	204,580	108,135	11,180	1,106

Net Assets:
Beginning of period	188,271	80,136	5,158	4,052
End of period*	$392,851	$188,271	$16,338	$5,158

*Including undistributed (overdistributed) net investment income of:	$(38)	$553	$(7)	$(8)

80	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Statements of Changes in Net Assets (Cont.)

	Real Return Fund		Short Duration Municipal Income Fund		Short-Term Fund		StocksPLUS Fund		Total Return Mortgage Fund
Amounts in thousands	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002

Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$226,947	$67,329	$4,222	$591	$75,807	$49,421	$(78,683)	$30,350	$3,539	$1,837
Net realized gain (loss)	188,639	27,718	(5,568)	14	8,424	3,678	(115,876)	(66,413)	8,598	1,637
Net change in unrealized appreciation (depreciation)	383,207	(47,485)	3,931	24	15,946	(10,284)	(27,863)	45,453	1,065	(498)

Net increase (decrease) resulting from operations	798,793	47,562	2,585	629	100,177	42,815	(222,422)	9,390	13,202	2,976

Distributions to Shareholders:
From net investment income
Class D	(26,289)	(8,019)	(91)	(1)	(2,935)	(1,228)	(28)	(52)	(1,943)	(361)
Other Classes	(200,639)	(59,485)	(4,118)	(591)	(77,028)	(48,194)	(11,442)	(21,138)	(2,366)	(1,491)

From net realized capital gains
Class D	(9,453)	(3,555)	0	0	(253)	(88)	0	0	(2,387)	(498)
Other Classes	(73,736)	(21,466)	0	(54)	(6,549)	(2,770)	0	0	(3,077)	(1,347)

Total Distributions	(310,117)	(92,525)	(4,209)	(646)	(86,765)	(52,280)	(11,470)	(21,190)	(9,773)	(3,697)

Fund Share Transactions:
Receipts for shares sold
Class D	813,790	537,359	11,804	460	148,676	110,393	954	859	156,837	36,912
Other Classes	5,233,656	2,712,515	413,794	21,629	3,397,517	3,022,414	338,055	211,884	169,108	44,565

Issued as reinvestment of distributions
Class D	33,583	10,428	90	1	2,941	1,155	28	51	4,066	815
Other Classes	218,363	67,358	3,588	640	67,797	40,012	10,250	18,703	4,430	2,423

Cost of shares redeemed
Class D	(442,521)	(218,787)	(3,091)	0	(95,880)	(36,204)	(474)	(1,631)	(65,094)	(9,563)
Other Classes	(2,513,576)	(624,530)	(117,005)	(4,993)	(2,504,763)	(1,332,039)	(333,963)	(246,385)	(54,317)	(19,074)

Net increase (decrease) resulting from Fund share transactions	3,343,295	2,484,343	309,180	17,737	1,016,288	1,805,731	14,850	(16,519)	215,030	56,078

Total Increase (Decrease) in Net Assets	3,831,971	2,439,380	307,556	17,720	1,029,700	1,796,266	(219,042)	(28,319)	218,459	55,357

Net Assets:
Beginning of period	3,338,502	899,122	31,376	13,656	2,447,439	651,173	987,164	1,015,483	80,425	25,068
End of period*	$7,170,473	$3,338,502	$338,932	$31,376	$3,477,139	$2,447,439	$768,122	$987,164	$298,884	$80,425

*Including undistributed (overdistributed) net investment income of:	$89,867	$2,359	$(27)	$(9)	$1,934	$(316)	$(2,409)	$10,513	$2,605	$159

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	81

Statements of Cash Flows

Amounts in thousands	Commodity- RealReturn Strategy Fund	Emerging Markets Bond Fund	Foreign Bond Fund	Real Return Fund

Increase (Decrease) in Cash and Foreign Currency from:
Financing Activities
Sales of Fund shares	$258,962	$792,827	$843,886	$6,051,172
Redemptions of Fund shares	(134,160)	(376,290)	(380,551)	(2,957,567)
Cash distributions paid	(58)	(4,124)	(6,272)	(52,506)
Proceeds from financing transactions (net)	0	56,898	62,865	672,197

Net increase (decrease) from financing activities	124,744	469,311	519,928	3,713,296

Operating Activities
Purchases of long-term securities and foreign currency	(388,390)	(1,618,156)	(9,623,962)	(16,476,410)
Proceeds from sales of long-term securities and foreign currency	260,472	1,230,249	9,332,645	12,549,427
Purchases of short-term securities (net)	(6,986)	(97,017)	(274,679)	(13,352)
Net investment income	837	25,152	37,161	226,947
Changes in other receivables/payables (net)	9,907	(9,505)	2,473	(7,953)

Net (decrease) from operating activities	(124,160)	(469,277)	(526,362)	(3,721,341)

Net Increase (Decrease) in Cash and Foreign Currency	584	34	(6,434)	(8,045)

Cash and Foreign Currency
Beginning of period	0	0	22,006	9,571

End of period	$584	$34	$15,572	$1,526

82	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Notes to Financial Statements

March 31, 2003

1. Organization

PIMCO Funds: Pacific Investment Management Series (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 48 separate investment funds (the “Funds”). The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor class had not commenced operations as of March 31, 2003. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Class D shares of the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-and asset-backed securities are recorded as adjustments to interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the CommodityRealReturn Strategy and StocksPLUS Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the CommodityRealReturn Strategy and StocksPLUS Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current

03.31.03 I PIMCO Bond Funds Annual Report	83

Notes to Financial Statements (Cont.)

March 31, 2003

exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of each Fund, except the CommodityRealReturn Strategy and StocksPLUS Funds, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the CommodityRealReturn Strategy and StocksPLUS Funds are allocated daily to each class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. Certain Funds may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income in the Statements of Operations. If the counterparty to whom the Fund sells the security becomes insolvent, a Fund’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Fund with the proceeds of a financing transaction may not exceed transaction costs. The Fund will designate assets determined to be liquid by PIMCO or otherwise cover its obligations under financing transactions.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Options Contracts. Certain Funds may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for

84	PIMCO Bond Funds Annual Report I 03.31.03

Notes to Financial Statements (Cont.)

March 31, 2003

purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Forward Currency Transactions. Certain Funds may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Swap Agreements. Certain Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of miscellaneous income on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Loan Agreements. Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

03.31.03 I PIMCO Bond Funds Annual Report	85

Notes to Financial Statements (Cont.)

March 31, 2003

Short Sales. Certain Funds have entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Delayed Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Reverse Repurchase Agreements. Certain Funds are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. The Funds will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.20% for the Short Duration Municipal Income Fund; 0.40% for the StocksPLUS Fund; 0.45% for the Emerging Markets Bond Fund; 0.49% for the CommodityRealReturn Strategy Fund; and 0.25% for all other Funds.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to

86	PIMCO Bond Funds Annual Report I 03.31.03

the Trust for which it receives from each Fund a monthly administrative fee based on each share class’ average daily net assets. The Administration Fee for Class D is charged at the annual rate of 0.25% for the Low Duration and Short-Term Funds; 0.35% for the California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds; 0.45% for the Foreign Bond Fund; 0.55% for the Emerging Markets Bond Fund; and 0.40% for all other Funds4. The Administration Fee for the Institutional Classes is charged at the annual rate of 0.18% for the Low Duration Fund; 0.19% for the Short Duration Municipal Income Fund; 0.20% for the Real Return1 and Short-Term Funds; 0.22% for the California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds2; 0.24% for the Municipal Bond Fund3; 0.40% for the Emerging Markets Bond Fund; and 0.25% for all other Funds. The Administration Fee for the Retail Classes is charged at an annual rate of 0.35% for the California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds; 0.45% for the Foreign Bond Fund; 0.55% for the Emerging Markets Bond Fund; and 0.40% for all other Funds.4,5 The Administration Fee for Class R is charged at the annual rate of 0.45% for the Foreign Bond Fund; and 0.40% for all other Funds.

1	Effective October 1, 2001, the Fund’s Administrative Fee was reduced by 0.05% to 0.20% per annum.
2	Effective October 1, 2001, the Funds’ Administrative Fees were reduced by 0.02% to 0.22% per annum.
3	Effective October 1, 2001, the Fund’s Administrative Fee was reduced by 0.01% to 0.24% per annum.
4	Effective December 1, 2002, the Administrative Fee for the GNMA Fund was reduced by 0.10% to 0.40% per annum.
5	Effective January 1, 2003, the Administrative Fee for the Money Market and Short-Term Funds was increased by 0.05% to 0.40% per annum.

Distribution and Servicing Fees. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to PAD was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2003.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates PAD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid PAD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)

Class A
All Funds	—	0.25
Class B
All Funds	0.75	0.25
Class C
Low Duration, Municipal Bond, Real Return and StocksPLUS Funds	0.50	0.25
Short Duration Municipal Income and Short-Term Funds	0.30	0.25
All other Funds	0.75	0.25
Class D
All Funds	—	0.25
Class R
All Funds	0.25	0.25

PAD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2003 PAD received $60,896,904 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the

03.31.03 I PIMCO Bond Funds Annual Report	87

Notes to Financial Statements (Cont.)

March 31, 2003

Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of California Intermediate Municipal Bond, California Municipal Bond, CommodityRealReturn Strategy, New York Municipal Bond and Short Duration Municipal Income Funds administrative fees to the extent that the payment of each Fund’s pro rata share of Trustee fees and organizational expenses cause the actual expense ratios to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class	Class A	Class B	Class C	Class D

California Intermediate Municipal Bond Fund	0.47%	0.72%	0.90%	—	—	0.85%
California Municipal Bond Fund	0.47%	0.72%	0.90%	—	—	0.85%
CommodityRealReturn Strategy Fund	0.74%	0.99%	1.24%	1.99%	1.99%	1.24%
New York Municipal Bond Fund	0.47%	—	0.90%	—	—	0.85%
Short Duration Municipal Income Fund	0.39%	0.64%	0.85%	—	1.15%	0.80%

PIMCO may be reimbursed for these waived amounts in future periods. Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2003, were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales

California Intermediate Municipal Bond Fund	$9,556	$19,089	$165,543	$124,994
California Municipal Bond Fund	0	112	37,280	34,697
CommodityRealReturn Strategy Fund	379,749	259,857	7,931	246
Emerging Markets Bond Fund	47,661	47,101	1,704,649	1,259,053
Foreign Bond Fund	8,417,132	8,489,600	1,121,531	705,751
GNMA Fund	2,515,468	2,083,690	34,700	4,020
High Yield Fund	172,484	282,069	6,161,482	4,788,929
Low Duration Fund	19,208,274	14,813,951	3,255,534	1,204,186
Municipal Bond Fund	15,768	31,496	491,230	315,985
New York Municipal Bond Fund	0	0	33,186	22,557
Real Return Fund	15,800,520	12,267,897	525,962	244,593
Short Duration Municipal Income Fund	0	0	583,381	279,033
Short-Term Fund	756,611	671,928	1,904,017	1,119,632
StocksPLUS Fund	893,181	930,896	703,005	727,210
Total Return Mortgage Fund	2,240,703	1,639,365	181,824	347,695

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

	Foreign Bond Fund	High Yield Fund	Low Duration Fund	Real Return Fund	Short-Term Fund	StocksPLUS Fund

Balance at 03/31/2002	$8,915	$1,149	$25,640	$0	$1,213	$2,886
Sales	8,032	28,663	8,390	4,558	37,019	2,665
Closing Buys	(6,953)	(10,745)	(5,473)	(761)	(22,736)	(477)
Expirations	(1,835)	(1,141)	(20,366)	(1,194)	(3,010)	(4,720)

Balance at 03/31/2003	$8,159	$17,926	$8,191	$2,603	$12,486	$354

88	PIMCO Bond Funds Annual Report I 03.31.03

Notes to Financial Statements (Cont.)

March 31, 2003

6. Federal Income Tax Matters

As of March 31, 2003, the components of distributable taxable earnings were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Appreciation/ (Depreciation) on Derivatives and Foreign Currency Denominated Assets/Liabilities (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferral (4)
California Intermediate Municipal Bond Fund	$304	$0	$(1)	$(4)	$(2)	$(2,928)
California Municipal Bond Fund	14	57	(1)	(12)	0	(198)
CommodityRealReturn Strategy Fund	3,369	0	(215)	(169)	0	0
Emerging Markets Bond Fund	23,315	1,319	(1,988)	0	0	0
Foreign Bond Fund	0	30,075	(111,644)	0	0	(9,387)
GNMA Fund	3,353	6	(852)	0	0	0
High Yield Fund	0	0	(18,411)	0	(665,544)	(17,539)
Low Duration Fund	95,172	4,029	59	0	0	0
Municipal Bond Fund	0	0	(38)	0	(6,846)	(2,492)
New York Municipal Bond Fund	0	33	1	(4)	0	(149)
Real Return Fund	100,034	27,225	(14,500)	0	0	0
Short Duration Municipal Income Fund	0	0	(23)	(4)	(19)	(5,359)
Short-Term Fund	2,624	33	(2,494)	0	0	(756)
StocksPLUS Fund	0	0	567	0	(468,732)	(2,306)
Total Return Mortgage Fund	2,557	0	(346)	0	0	(59)

(1)	Adjusted for accelerated recognition of unrealized gain/(loss) or deferral of realized losses for certain options, futures, and foreign currency transactions.

(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, namely unamortized organizational costs.

(3)	Capital loss carryovers expire in varying amounts through March 31, 2011.

(4)	Capital losses realized during the period November 1, 2002 through March 31, 2003 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

As of March 31, 2003, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)(5)
California Intermediate Municipal Bond Fund	$149,923	$6,594	$(845)	$5,749
California Municipal Bond Fund	14,554	623	(162)	461
CommodityRealReturn Strategy Fund	138,774	1,910	(1,304)	606
Emerging Markets Bond Fund	869,198	33,377	(2,250)	31,127
Foreign Bond Fund	1,750,241	175,557	(3,631)	171,926
GNMA Fund	536,230	1,631	(936)	695
High Yield Fund	5,807,836	231,226	(298,063)	(66,837)
Low Duration Fund	13,930,547	159,603	(81,179)	78,424
Municipal Bond Fund	377,641	17,095	(4,178)	12,917
New York Municipal Bond Fund	15,679	418	(92)	326
Real Return Fund	7,824,473	378,542	(11,334)	367,208
Short Duration Municipal Income Fund	332,943	4,348	(396)	3,952
Short-Term Fund	3,452,816	20,557	(15,579)	4,978
StocksPLUS Fund	797,716	5,138	(2,372)	2,766
Total Return Mortgage Fund	453,534	1,929	(366)	1,563

(5)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, unamortized premium on convertible bonds, constructive sales, and differences in the timing of income recognition on certain bonds for federal income tax purposes.

For the fiscal year ended March 31, 2003, the Funds made the following tax basis distributions (amounts in thousands):

	Ordinary Income Distributions(6)	Long-Term Capital Gains Distributions	Return of Capital(7)
California Intermediate Municipal Bond Fund	$6,591	$427	$0
California Municipal Bond Fund	701	0	0
CommodityRealReturn Strategy Fund	2,014	0	0
Emerging Markets Bond Fund	32,943	1,893	0
Foreign Bond Fund	51,689	0	12,921
GNMA Fund	9,858	432	0
High Yield Fund	349,279	0	0
Low Duration Fund	404,850	13,173	0
Municipal Bond Fund	13,491	528	0
New York Municipal Bond Fund	370	150	0
Real Return Fund	277,729	32,388	0
Short Duration Municipal Income Fund	4,209	0	0
Short-Term Fund	80,364	6,401	0
StocksPLUS Fund	11,470	0	0
Total Return Mortgage Fund	9,350	423	0

(6)	Includes short-term capital gains.

(7)	Return of capital distributions have been reclassified from undistributed net investment income to paid in capital to more appropriately conform financial accounting to tax accounting.

Net operating losses for the Foreign Bond Fund and the StockPLUS Fund in the amount of $41,722,539 and $76,809,772, respectively, have been reclassified from undistributed net investment income to paid in capital to more appropriately conform financial accounting to tax accounting.

03.31.03 I PIMCO Bond Funds Annual Report	89

Notes to Financial Statements (Cont.)

March 31, 2003

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	California Intermediate Municipal Bond Fund				California Municipal Bond Fund				CommodityRealReturn Strategy Fund
	Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002		Period from 06/28/2002 to 03/31/2003
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	578	$5,970	163	$1,716	8	$80	0	$0	394	$5,118
Other Classes	9,999	103,252	7,644	79,904	1,323	13,758	1,458	15,267	20,841	255,897

Issued as reinvestment of distributions
Class D	15	153	8	78	0	1	0	1	0	2
Other Classes	548	5,650	659	6,841	63	651	108	1,109	170	1,954

Cost of shares redeemed
Class D	(143)	(1,477)	(46)	(459)	0	0	0	0	(139)	(1,760)
Other Classes	(6,396)	(66,005)	(8,824)	(93,778)	(1,094)	(11,342)	(1,620)	(16,708)	(10,261)	(132,455)

Net increase (decrease) resulting from Fund share transactions	4,601	$47,543	(396)	$(5,698)	300	$3,148	(54)	$(331)	11,005	$128,756

	Low Duration Fund				Municipal Bond Fund				New York Municipal Bond Fund
	Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	42,290	$433,922	12,431	$126,208	3,273	$33,630	1,030	$10,396	143	$1,525	1	$6
Other Classes	852,175	8,740,471	441,904	4,472,199	33,365	342,177	14,749	149,136	1,202	12,889	488	5,111

Issued as reinvestment of distributions
Class D	1,085	11,125	221	2,238	76	783	16	165	2	23	1	7
Other Classes	32,859	336,658	23,301	235,585	888	9,087	419	4,221	32	345	38	398

Cost of shares redeemed
Class D	(11,579)	(118,738)	(3,917)	(39,724)	(1,909)	(19,597)	(515)	(5,217)	(11)	(115)	(7)	(58)
Other Classes	(362,239)	(3,711,549)	(330,271)	(3,339,435)	(15,883)	(162,951)	(4,932)	(49,852)	(336)	(3,584)	(404)	(4,257)

Net increase (decrease) resulting from Fund share transactions	554,591	$5,691,889	143,669	$1,457,071	19,810	$203,129	10,767	$108,849	1,032	$11,083	117	$1,207

	Total Return Mortgage Fund
	Year Ended 03/31/2003		Year Ended 03/31/2002
	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	14,592	$156,837	3,500	$36,912
Other Classes	15,724	169,108	4,251	44,565

Issued as reinvestment of distributions
Class D	380	4,066	78	815
Other Classes	413	4,430	232	2,423

Cost of shares redeemed
Class D	(6,036)	(65,094)	(904)	(9,563)
Other Classes	(5,045)	(54,317)	(1,792)	(19,074)

Net increase resulting from Fund share transactions	20,028	$215,030	5,365	$56,078

90	PIMCO Bond Funds Annual Report I 03.31.03

	Emerging Markets Bond Fund				Foreign Bond Fund				GNMA Fund				High Yield Fund
	Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	11,185	$106,655	3,241	$30,568	11,134	$117,993	3,525	$36,741	918	$10,155	119	$1,280	34,086	$292,172	13,488	$126,744
Other Classes	74,918	697,779	22,752	210,434	68,837	729,496	29,943	312,007	32,299	357,681	11,761	126,373	438,935	3,754,592	277,062	2,610,735

Issued as reinvestment of distributions
Class D	288	2,659	53	493	488	5,154	159	1,655	15	162	1	6	1,351	11,552	524	4,919
Other Classes	3,030	27,664	1,416	12,923	5,040	53,194	2,721	28,298	721	7,960	185	1,986	28,035	239,101	18,588	175,344

Cost of shares redeemed
Class D	(5,070)	(47,008)	(483)	(4,570)	(3,261)	(34,602)	(1,144)	(11,934)	(475)	(5,265)	(28)	(293)	(18,227)	(156,349)	(4,102)	(38,575)
Other Classes	(36,273)	(330,567)	(7,257)	(66,251)	(32,775)	(347,586)	(25,494)	(265,711)	(10,909)	(120,919)	(3,761)	(40,327)	(283,940)	(2,413,320)	(120,697)	(1,137,024)

Net increase (decrease) resulting from Fund share transactions	48,078	$457,182	19,722	$183,597	49,463	$523,649	9,710	$101,056	22,569	$249,774	8,277	$89,025	200,240	$1,727,748	184,863	$1,742,143

	Real Return Fund				Short Duration Municipal Income Fund				Short-Term Fund				StocksPLUS Fund
	Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	73,241	$813,790	51,363	$537,359	1,155	$11,804	45	$460	14,895	$148,676	10,999	$110,393	119	$954	85	$859
Other Classes	472,504	5,233,656	260,572	2,712,515	40,525	413,794	2,123	21,629	340,349	3,397,517	301,183	3,022,414	42,371	338,055	20,933	211,884

Issued as reinvestment of distributions
Class D	3,045	33,583	1,009	10,428	9	90	0	1	295	2,941	115	1,155	4	28	5	51
Other Classes	19,818	218,363	6,517	67,358	352	3,588	63	640	6,793	67,797	3,988	40,012	1,317	10,250	1,814	18,703

Cost of shares redeemed
Class D	(39,748)	(442,521)	(21,116)	(218,787)	(304)	(3,091)	0	0	(9,623)	(95,880)	(3,605)	(36,204)	(59)	(474)	(161)	(1,631)
Other Classes	(225,828)	(2,513,576)	(60,212)	(624,530)	(11,472)	(117,005)	(489)	(4,993)	(251,178)	(2,504,763)	(132,761)	(1,332,039)	(41,662)	(333,963)	(24,285)	(246,385)

Net increase (decrease) resulting from Fund share transactions	303,032	$3,343,295	238,133	$2,484,343	30,265	$309,180	1,742	$17,737	101,531	$1,016,288	179,919	$1,805,731	2,090	$14,850	(1,609)	$(16,519)

03.31.03 I PIMCO Bond Funds Annual Report	91

Report of Independent Accountants

To the Trustees and Class D Shareholders of the PIMCO Funds: Pacific Investment Management Series

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights for the Class D shares present fairly, in all material respects, the financial position of the California Intermediate Municipal Bond Fund, California Municipal Bond Fund, CommodityRealReturn Strategy Fund, Emerging Markets Bond Fund, Foreign Bond Fund, GNMA Fund, High Yield Fund, Low Duration Fund, Municipal Bond Fund, New York Municipal Bond Fund, Real Return Fund, Short Duration Municipal Income Bond Fund, Short-Term Fund, StocksPLUS Fund and Total Return Mortgage Fund, (hereafter referred to as the “Funds”) at March 31, 2003, the results of each of their operations, the changes in each of their net assets and cash flows for the CommodityRealReturn Strategy Fund, Emerging Markets Bond Fund, Foreign Bond Fund, Real Return Fund and the financial highlights of the Funds for the Class D shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2003 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 27, 2003

92	PIMCO Bond Funds Annual Report I 03.31.03

Federal Income Tax Information (Unaudited)

As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2003) regarding the status of the certain dividends paid or received.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund’s fiscal 2003 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below:

Emerging Markets Bond Fund	0.02%
Foreign Bond Fund	0.31%
High Yield Fund	1.33%
StocksPLUS Fund	0.40%

For the benefit of shareholders of the California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds, this is to inform you that 95.71%, 99.54%, 98.97%, 99.25% and 100.00%, respectively, of the dividends paid by the Funds during its fiscal year qualify as exempt-interest dividends.

The California Municipal Bond has designated an additional $10,268 of capital gain distributions for federal income tax purposes.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2004, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar yaer 2003.

03.31.03 I PIMCO Bond Funds Annual Report	93

Trustees and Officers of the PIMCO Funds: Pacific Investment Management Series (Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (43) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO; Chairman and Director, . PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Chairman, Director and President, PIMCO Strategic Global Government Fund, Inc.; Director, PIMCO Luxembourg S.A.; and Board of Governors and Executive Committee, Investment Company Institute.	71	None

R. Wesley Burns* (43) President and Trustee	07/1987 to present (since 11/1997 as Trustee)	Director, PIMCO; President and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; President and Trustee, PIMCO Variable Insurance Trust; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.; Director, PIMCO Funds: Global Investors Series plc; and Director, PIMCO Global Advisors (Ireland) Limited. Formerly, Managing Director, PIMCO and Executive Vice President, PIMCO Funds: Multi-Manager Series.	70	None

Independent Trustees

Guilford C. Babcock (71) Trustee	04/1987 to present	Professor of Finance Emeritus, University of Southern California; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, San Marino Community Church.	70	Director, Growth Fund of America and Fundamental Investors Fund of the Capital Group.

E. Philip Cannon (62) Trustee	03/2000 to present	Proprietor, Cannon & Company, an affiliate of Inverness Management LLC, (a private equity investment firm); President, Houston Zoo; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO Funds: Multi-Manager Series. Formerly, Headmaster, St. John’s School, Houston, Texas.	114	None

Vern O. Curtis (68) Trustee	02/1995 to present	Private Investor; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust.	70	Director, Public Storage Business Parks, Inc., (a Real Estate Investment Trust); and Director, Fresh Choice, Inc. (restaurant company).

J. Michael Hagan (63) Trustee	03/2000 to present	Private Investor and Business Consultant; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Freedom Communications; Director, Remedy Temp (staffing); Director, Saint Gobain Corporation (manufacturing); Member of the Board of Regents, Santa Clara University; and Member of the Board, Taller San Jose. Formerly, Chairman and CEO, Furon Company (manufacturing).	70	Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

Thomas P. Kemp (72) Trustee	04/1987 to present	Private Investor; Vice Chairman, Board of Regents, Pepperdine University; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust.	70	Chairman, OneTouch Technologies Corp. (electronic systems for long term care facilities).

William J. Popejoy (65) Trustee	07/1993 to 02/1995 and 08/1995 to present	Managing Member, Pacific Capital Investors; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust. Formerly, Director, California State Lottery.	70	Director, First Century Financial Corporation.

*	Each of Mr. Harris and Mr. Burns is an “interested person” of the Fund (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

94	PIMCO Bond Funds Annual Report I 03.31.03

Officers of the Trust

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Gregory A. Bishop (41) Senior Vice President	02/2003 to present	Senior Vice President, PIMCO.

William H. Gross (58) Senior Vice President	04/1987 to present	Managing Director and Chief Investment Officer, PIMCO.

Raymond C. Hayes (58) Senior Vice President	02/1995 to present (since 02/2003 as Senior Vice President)	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Margaret Isberg (46) Senior Vice President	02/1996 to present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO

Steven P. Kirkbaumer (47) Senior Vice President	02/2003 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John S. Loftus (43) Senior Vice President	02/2001 to present	Managing Director, PIMCO.

James F. Muzzy (63) Senior Vice President	04/1987 to present (since 02/2003 as Senior Vice President)	Managing Director, PIMCO.

Douglas J. Ongaro (42) Senior Vice President	08/1995 to present (since 02/2003 as Senior Vice President)	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Mark A. Romano (44) Senior Vice President	02/1998 to present (since 02/2003 as Senior Vice President)	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Jeffrey M. Sargent (40) Senior Vice President	02/1993 to present (since 02/1999 as Senior Vice President)	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Leland T. Scholey (50) Senior Vice President	02/1996 to present	Senior Vice President, PIMCO.

William S. Thompson, Jr. (57) Senior Vice President	11/1993 to present (since 02/2003 as Senior Vice President	Managing Director and Chief Executive Officer, PIMCO.

Jim Johnstone (38) Vice President	02/2002 to present	Vice President, PIMCO. Formerly, Vice President, Fidelity Investments.

Thomas J. Kelleher, III (52) Vice President	02/1998 to present	Vice President, PIMCO.

Kevin D. Kuhner (37) Vice President	02/2003 to present	Vice President, PIMCO. Formerly, Account Manager, PIMCO.

Henrik P. Larsen (33) Vice President	02/1999 to present	Vice President, PIMCO. Formerly, Manager, PIMCO.

Andre J. Mallegol, III (36) Vice President	02/1998 to present	Vice President, PIMCO.

Gail Mitchell (53) Vice President	02/2003 to present	Vice President, PIMCO. Formerly, Account Manager, PIMCO.

Bruce P. Pflug (44) Vice President	02/2003 to present	Senior Vice President, PIMCO.

David J. Pittman (55) Vice President	02/1998 to present	Vice President, PIMCO.

***	The Officers of the Fund are re-appointed annually by the Board of Trustees.

03.31.03 I PIMCO Bond Funds Annual Report	95

Trustees and Officers of the PIMCO Funds: Pacific Investment Management Series (Unaudited) (Cont.)

Officers of the Trust (Cont.)

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Scott M. Spalding (33) Vice President	02/2002 to present	Vice President, PIMCO. Formerly, associated with PacificCare Healthcare Systems.

Christina L. Stauffer (39) Vice President	02/2003 to present	Vice President, PIMCO. Formerly, Account Manager, PIMCO and a vice president of client services and marketing with Transamerica Investment Management.

Michael J. Willemsen (43) Vice President	11/1988 to present (since 02/2002 as Vice President)	Vice President, PIMCO. Formerly, Manager, PIMCO.

Garlin G. Flynn (56) Secretary	08/1995 to present	Specialist, PIMCO.

John P. Hardaway (45) Treasurer	08/1990 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Erik C. Brown (35) Assistant Treasurer	02/2001 to present	Vice President, PIMCO. Formerly, tax consultant with Deloitte & Touche LLP and PricewaterhouseCoopers LLP.

***	The Officers of the Fund are re-appointed annually by the Board of Trustees.

96	PIMCO Bond Funds Annual Report I 03.31.03

Pacific Investment Management Series

Investment Adviser and Administrator	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660
Distributor	PIMCO Advisors Distributor LLC, 2187 Atlantic Street, Stamford, CT 06902
Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105
Shareholder Servicing Agent and Transfer Agent	PFPC Global Fund Services, Inc., P.O. Box 9688, Providence, RI 02940-9688
Independent Accountant	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105
Legal Counsel	Dechert, 1775 Eye Street, N.W., Washington, D.C., 20006-2404
For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from PIMCO Funds, you can also call 1-800-426-0107. Telephone representatives are available Monday–Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.pimcoadvisors.com.

03.31.03 I PIMCO Bond Funds Annual Report	97

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98	PIMCO Bond Funds Annual Report I 03.31.03

This page is not part of the report

PZ020A 5/03

PIMCO

ADVISORS

Share Classes

A B C

Share Classes

A C

Share Class

A

NATIONAL TAX-EXEMPT BOND FUND

Municipal Bond Fund

NATIONAL SHORT DURATION TAX-EXEMPT BOND FUND

Short Duration Municipal Income Fund

STATE-SPECIFIC TAX-EXEMPT BOND FUNDS

California Intermediate Municipal Bond Fund

California Municipal Bond Fund

New York Municipal Bond Fund

Chairman’s Letter

Dear Shareholder:

The bond market showed consistent strength over the past year as equities struggled to recover from a long and painful downturn. With a sluggish economy and war in Iraq, it is understandable that investors have continued to be drawn to the relative stability of bonds.

Municipal bonds, too, delivered solid returns in spite of oversupply and state budget shortfalls. The PIMCO Municipal Bond Funds in this report generated positive results over the past year, although they lagged their benchmarks.

Of course, past performance is no guarantee of future returns, and it remains critical for investors to maintain a diversified portfolio. Just as it was important for investors not to ignore bonds when equities were performing favorably, it is important for them to maintain an allocation to stocks and other asset classes today. We encourage you to work with your financial advisor to develop an asset allocation strategy based on your goals, age and risk tolerance.

If you have any questions concerning this report or your investment, please contact your financial advisor. You can also call PIMCO Advisors at 1-800-426-0107 or visit www.pimcoadvisors.com.

As always, we thank you for the trust you’ve placed in us.

Sincerely,

Brent R. Harris

Chairman of the Board

April 30, 2003

03.31.03 I PIMCO Municipal Bond Funds Annual Report	3

A STATE-SPECIFIC TAX-EXEMPT BOND FUND

CA Intermediate Municipal Bond Fund

PIMCO California Intermediate Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in municipal bonds whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal and California income tax.

The Fund’s Class A shares returned 5.13% for the fiscal year ended March 31, 2003, versus 9.56% for the Fund’s benchmark, the Lehman Brothers Intermediate California Insured Municipal Bond Index.

The return for the Lipper California Intermediate Municipal Debt Fund Average, consisting of California municipal funds with average maturities between 5 and 10 years, was 7.63% for the one-year period ended March 31, 2003.

The Fund’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the municipal curve.

Interest-rate hedging strategies detracted from returns as Treasury rates declined more than municipal rates.

The Fund’s average credit quality was AA– at the end of the fiscal year, versus the benchmark’s average of AA.

The Fund’s Class A Share SEC yield after fees at March 31, 2003 was 2.74%, or 4.92% on a fully tax-adjusted basis with a federal tax rate of 38.6% and state tax rate of 5.71%.

Exposure to tobacco securitization debt hindered performance in March 2003, due to the judicial decision against Philip Morris in the Miles case in Illinois.

The combination of increased municipal supply and the overhang of budgetary issues for most states was the cause for underperformance of the municipal asset class versus many other fixed-income asset classes.

Underweight in California general obligation bonds was positive, as California’s projected deficit for fiscal 2004 increased from $21 billion to $35 billion, prompting Standard & Poor’s to downgrade California long-term debt from A+ to A.

AVERAGE ANNUAL TOTAL RETURN    For periods ended 3/31/03

	1 year	5 year	10 year	Inception (8/31/99)

PIMCO California Intermediate Municipal Bond Fund Class A	5.13%	—	—	6.12%

PIMCO California Intermediate Municipal Bond Fund Class A (adjusted)	1.98%	—	—	5.23%

Lehman Brothers Intermediate California Municipal Bond Index	9.56%	—	—	—

Lipper California Intermediate Municipal Debt Fund Average	7.63%	—	—	—

CHANGE IN VALUE    For periods ended 3/31/03

Past performance is no guarantee of future results.

4	PIMCO Municipal Bond Funds Annual Report I 03.31.03

A STATE-SPECIFIC TAX-EXEMPT BOND FUND

CA Municipal Bond Fund

PIMCO California Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in municipal bonds whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal and California income tax.

The Fund’s Class A Shares returned 7.74% for the fiscal year ended March 31, 2003, versus 9.99% for the Fund’s benchmark, the Lehman Brothers California Insured Municipal Bond Index.

The return for the Lipper California Municipal Debt Fund Average, consisting of California municipal funds with average maturities of 10 years or more, was 8.40% for the 1-year period ended March 31, 2003.

The Fund’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the municipal curve.

Interest-rate hedging strategies detracted from returns as Treasury rates declined more than municipal rates.

The Fund’s average credit quality was AA– at the end of the fiscal year, versus the benchmark’s average of AA+.

The Fund’s Class A Share SEC yield after fees at March 31, 2003 was 3.45%, or 6.19% on a fully tax-adjusted basis with a federal tax rate of 38.6% and state tax rate of 5.71%.

Exposure to tobacco securitization debt hindered performance in March 2003, due to the judicial decision against Philip Morris in the Miles case in Illinois.

The combination of increased municipal supply and the overhang of budgetary issues for most states was the cause for underperformance of the municipal asset class versus many other fixed-income asset classes.

Underweight in California general obligation bonds was positive, as California’s projected deficit for fiscal 2004 increased from $21 billion to $35 billion, prompting S&P to downgrade California long-term debt from A+ to A.

AVERAGE ANNUAL TOTAL RETURN    For periods ended 3/31/03

	1 year	5 year	10 year	Inception (5/16/00)

PIMCO California Municipal Bond Fund Class A	7.74%	—	—	8.18%

PIMCO California Municipal Bond Fund Class A (adjusted)	4.51%	—	—	7.04%

Lehman Brothers California Insured Municipal Bond Index	9.99%	—	—	—

Lipper California Municipal Debt Fund Average	8.40%	—	—	—

CHANGE IN VALUE    For periods ended 3/31/03

Past performance is no guarantee of future results.

03.31.03 I PIMCO Municipal Bond Funds Annual Report	5

A NATIONAL TAX-EXEMPT BOND FUND

Municipal Bond Fund

PIMCO Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

The Fund’s Class A Shares returned 6.08% for the fiscal year ended March 31, 2003, versus 9.89% for the Fund’s benchmark, the Lehman Brothers General Municipal Bond Index.

The return for the Lipper General Municipal Debt Fund Average, consisting of national municipal funds with average maturities of 10 years or greater, was 8.30% for the 1-year period ended March 31, 2003.

The Fund’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the municipal curve.

Interest-rate hedging strategies impeded returns as Treasury rates declined more than municipal rates.

The Fund’s average credit quality was AA+ at the end of the fiscal year, versus the benchmark’s average of AA.

The Fund’s Class A Share SEC yield after fees at March 31, 2003 was 3.22%, or 5.24% on a fully tax-adjusted basis with a federal tax rate of 38.6%.

Exposure to tobacco securitization debt hindered performance in March 2003, due to the judicial decision against Philip Morris in the Miles case in Illinois.

The combination of increased municipal supply and the overhang of budgetary issues for most states was the cause for underperformance of the municipal asset class versus many other fixed-income asset classes.

Underweight in California general obligation bonds was positive, as California’s projected deficit for fiscal 2004 increased from $21 billion to $35 billion, prompting S&P to downgrade California long-term debt from A+ to A.

AVERAGE ANNUAL TOTAL RETURN    For periods ended 3/31/03

	1 year	5 year	10 year	Inception (12/31/97)

PIMCO Municipal Bond Fund Class A	6.08%	5.17%	—	5.06%

PIMCO Municipal Bond Fund Class A (adjusted)	2.90%	4.53%	—	4.46%

PIMCO Municipal Bond Fund Class B	5.29%	4.39%	—	4.28%

PIMCO Municipal Bond Fund Class B (adjusted)	0.29%	4.05%	—	4.12%

PIMCO Municipal Bond Fund Class C (adjusted)	4.55%	4.65%	—	4.54%

Lehman Brothers General Municipal Bond Index	9.89%	6.07%	—	—

Lipper General Municipal Debt Fund Average	8.30%	4.57%	—	—

CHANGE IN VALUE    For periods ended 3/31/03

Past performance is no guarantee of future results.

6	PIMCO Municipal Bond Funds Annual Report I 03.31.03

A STATE-SPECIFIC TAX-EXEMPT BOND FUND

NY Municipal Bond Fund

PIMCO New York Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in municipal bonds whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal and New York income tax.

The Fund’s Class A Shares returned 8.36% for the fiscal year ended March 31, 2003, versus 11.14% for the Fund’s benchmark, the Lehman Brothers New York Insured Municipal Bond Index.

The Fund outperformed the return for the Lipper New York Municipal Debt Fund Average, consisting of New York municipal funds with average maturities of 10 years or more, which was 8.23% for the 1-year period ended March 31, 2003.

The Fund’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the municipal curve.

Interest-rate hedging strategies detracted from returns as Treasury rates declined more than municipal rates.

The Fund’s average credit quality was AA+ at the end of the fiscal year, versus the benchmark’s average of AA+.

The Fund’s Class A Share SEC yield after fees at March 31, 2003 was 2.85%, or 5.19% on a fully tax-adjusted basis with a federal tax rate of 38.6% and state tax rate of 6.45%.

Exposure to tobacco securitization debt hindered performance in March 2003, due to the judicial decision against Philip Morris in the Miles case in Illinois.

The combination of increased municipal supply and the overhang of budgetary issues for most states was the cause for underperformance of the municipal asset class versus many other fixed-income asset classes.

AVERAGE ANNUAL TOTAL RETURN    For periods ended 3/31/03

	1 year	5 year	10 year	Inception (8/31/99)

PIMCO New York Municipal Bond Fund Class A	8.36%	—	—	7.92%

PIMCO New York Municipal Bond Fund Class A (adjusted)	5.11%	—	—	7.00%

Lehman Brothers New York Insured Municipal Bond Index	11.14%	—	—	—

Lipper New York Municipal Debt Fund Average	8.23%	—	—	—

CHANGE IN VALUE    For periods ended 3/31/03

Past performance is no guarantee of future results.

03.31.03 I PIMCO Municipal Bond Funds Annual Report	7

A NATIONAL SHORT DURATION TAX-EXEMPT BOND FUND

Short Duration Municipal Income Fund

PIMCO Short Duration Municipal Income Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

The Fund’s Class A Shares returned 2.07% for the fiscal year ended March 31, 2003 versus 3.87% for the Fund’s benchmark, the Lehman Brothers 1-Year Municipal Bond Index.

The return for the Lipper Short Municipal Debt Fund Average, consisting of national municipal funds with average maturities between 1 and 5 years, was 4.26% for the 1-year period ended March 31, 2003.

The Fund’s effective duration was managed slightly above that of the benchmark, helping performance as yields declined across the municipal curve.

Interest-rate hedging strategies hindered returns as Treasury rates declined more than municipal rates.

The Fund’s average credit quality was AA+ at the end of the fiscal year, versus the benchmark’s average of AA.

The Fund’s Class A Share SEC yield after fees at March 31, 2003 was 1.42%, or 2.31% on a fully tax-adjusted basis with a federal tax rate of 38.6%.

Exposure to tobacco securitization debt hindered performance in March 2003, due to the judicial decision against Philip Morris in the Miles case in Illinois.

The combination of increased municipal supply and the overhang of budgetary issues for most states was the cause for underperformance of the municipal asset class versus many other fixed-income asset classes.

Underweight in California general obligation bonds was positive, as California’s projected deficit for fiscal 2004 increased from $21 billion to $35 billion, prompting S&P to downgrade California long-term debt from A+ to A.

AVERAGE ANNUAL TOTAL RETURN    For periods ended 3/31/03

	1 year	5 year	10 year	Inception (8/31/99)

PIMCO Short Duration Municipal Income Fund Class A	2.07%	—	—	3.82%

PIMCO Short Duration Municipal Income Fund Class A (adjusted)	0.01%	—	—	3.25%

PIMCO Short Duration Municipal Income Fund Class C (adjusted)	0.77%	—	—	3.18%

Lehman Brothers 1-Year Municipal Bond Index	3.87%	—	—	—

Lipper Short Municipal Debt Fund Average	4.26%	—	—	—

CHANGE IN VALUE    For periods ended 3/31/03

Past performance is no guarantee of future results.

8	PIMCO Municipal Bond Funds Annual Report I 03.31.03

Footnotes

Past performance is no guarantee of future results. Investment return and the value of an investor’s shares will fluctuate and may be worth more or less than original cost when redeemed. The average annual total return measures performance assuming that all dividend and capital gain distributions were reinvested. Returns shown do not reflect the deduction of taxes that a shareholder would pay (i) on fund distributions or (ii) the redemption of fund shares. The returns represent the blended performance of the Fund’s retail shares (Class A, B or C) and the prior performance of the Fund’s Institutional shares, adjusted, as necessary, to reflect retail share current sales charges and different operating expenses. The retail shares were first offered for the CA Intermediate Municipal on 10/99, CA Municipal on 8/00, NY Municipal on 10/99, Municipal Bond on 4/98, and for Short Duration Municipal on 4/02. Returns for Class A shares adjusted include the effect of the 3% maximum initial sales charge except for the Short Duration Municipal which includes a 2% maximum initial sales charge. Returns for Class B shares (Municipal Bond Only) include the effect of paying the contingent deferred sales charge (CDSC), which declines from 5% in the first year to 0% at the beginning of the seventh year. Returns for Class C shares have a 1% CDSC, which may apply in the first year of ownership. The credit quality of the investment in the portfolio does not apply to the stability or safety of the fund. The Growth of $10,000 does include the effect of the maximum initial sales charge only associated with class A shares. The Lipper Averages are calculated by Lipper, Inc. It is the total return performance average of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges. Lehman Brothers Intermediate CA Index is an unmanaged index comprised of California Municipal Bond issues with a maturity range of 5-10 Years. Lehman Brothers CA Insured Municipal Bond Index is an unmanaged index comprised of insured California Municipal Bond Issues. The Lehman Brothers 1-year Municipal Bond Index is an unmanaged index comprised of National Municipal Bond issues with a maturity range of 1-2 years. Lehman Brothers General Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one-year. Lehman Brothers NY Insured Municipal Bond Index is an unmanaged index comprised of insured New York Municipal Bond issues. It is not possible to invest directly in an unmanaged index. An investment in a (the) fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. In addition, it is possible to lose money on investments in a (the) fund. PIMCO Advisors Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.pimcoadvisors.com, 1-888-87-PIMCO.

03.31.03 I PIMCO Municipal Bond Funds Annual Report	9

Schedule of Investments

California Intermediate Municipal Bond Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

MUNICIPAL BONDS & NOTES 98.4%

California 77.5%
A B C California Unified School District General Obligation Bonds, (FGIC Insured), Series 2001
0.000% due 08/01/2030	$1,850	$431
0.000% due 08/01/2031	1,285	283
0.000% due 08/01/2032	1,965	411
0.000% due 08/01/2033	1,670	329
0.000% due 08/01/2034	1,755	328
Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	3,500	3,582
Anaheim, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 1999
4.625% due 10/01/2027 (a)	150	161
Antioch, California Public Financing Authority Reassessment Revenue Bonds, Series 1998-B
5.500% due 09/02/2008	475	502
Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, (California Mtg. Insured), Series 2001
5.250% due 04/01/2026	2,000	2,041
Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, (California State Mtg. Insured), Series 2003
5.200% due 11/15/2022	2,000	2,016
Banning, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
4.000% due 08/01/2011	175	183
4.000% due 08/01/2012	225	233
Bay Area Toll Authority California Toll Bridge Revenue Bonds, Series 2001
1.100% due 04/01/2029 (a)	600	600
1.200% due 04/01/2025	500	500
California Educational Facilities Authority Revenue Bonds, Series 1997-A
5.700% due 10/01/2015	135	154
California Health Facilities Financing Authority Revenue Bonds, (CA MTG Insured), Series 2000
5.000% due 09/01/2010	350	378
California Housing Financial Agency Revenue Bonds, (AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011	100	107
California Infrastructure & Economic Development Bank Insured Revenue Bonds, Series 2002
1.150% due 04/01/2042 (a)	2,150	2,150
California Pollution Control Financing Authority Revenue Bonds, Series 1999-A
4.500% due 08/01/2003	150	152
California State Department of Water Resources Central Valley Project Revenue Bonds, Series 1997
5.000% due 12/01/2022	125	128
California State General Obligation Bonds, (FGIC Insured), Series 1997
5.000% due 10/01/2004	325	343
California State General Obligation Bonds, (MBIA Insured), Series 1991
6.600% due 02/01/2011	1,000	1,207
California State General Obligation Bonds, (MBIA Insured), Series 1992
7.500% due 10/01/2007	400	488
California State General Obligation Bonds, Series 1991
6.500% due 09/01/2010	1,730	2,048
California State General Obligation Bonds, Series 1997-BL
5.300% due 12/01/2012	400	419
California State General Obligation Bonds, Series 2000
5.250% due 03/01/2005	100	107
5.250% due 03/01/2013	300	323
5.700% due 12/01/2032	180	184
California State General Obligation Bonds, Series 2002
5.250% due 04/01/2030	3,000	3,045
California State Inverse-Floater Bonds, Series 1992
11.059% due 09/01/2012 (a)	5,000	7,044
California State Public Works Board Lease Revenue Bonds, Series 1994-A
6.375% due 11/01/2014	500	551
California Statewide Communities Development Authority Apartment Development Revenue Bonds, Series 1998-A-3
5.100% due 05/15/2025	2,000	2,118
California Statewide Communities Development Authority Certificates of Participation Bonds, Series 1994
6.500% due 07/01/2015	1,000	1,087
California Statewide Communities Development Authority Revenue Bonds, (CA Mortgage Insured), Series 2001
5.000% due 10/01/2018	2,000	2,045
California Statewide Communities Development Authority Revenue Bonds, Series 1998
5.250% due 05/15/2025	1,000	1,058
California Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	1,015
6.750% due 07/01/2032 (b)	2,705	2,773
California Statewide Financing Authority Tobacco Settlement Revenue Bonds, Series 2002
4.600% due 05/01/2012	1,030	967
California Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	858
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1997
7.100% due 09/01/2021	1,950	2,330
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020	1,500	1,491
Chico, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1996
5.200% due 04/01/2011	485	516
Chula Vista, California Special Tax Bonds, Series 2000-1
6.350% due 09/01/2017	230	242
6.400% due 09/01/2018	120	126
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	1,000	1,018
East Bay, California Municipal Utility District Wastewater Treatment System Revenue Bonds, (AMBAC Insured), Series 1993
9.370% due 06/01/2020 (a)	6,000	6,326
East Bay, California Municipal Utility District Water System Revenue Bonds, (MBIA Insured), Series 1993
9.270% due 06/01/2013 (a)	3,450	3,637
East Bay, California Municipal Utility District Water System Revenue Bonds, Series 2002-A
1.100% due 06/01/2025 (a)	3,000	3,000
Evergreen, California School District General Obligation Bonds, (FGIC Insured), Series 2000-C
10.000% due 09/01/2005	465	559
10.000% due 09/01/2006	380	482
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
5.875% due 01/15/2027	2,500	1,839
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	313
Fresno, California Special Tax Bonds, Series 1998
4.750% due 09/01/2005	755	764
Golden State Tobacco Securitization Corporate Revenue Bonds, Series 2003
5.000% due 06/01/2021	7,700	7,679
Healdsburg, California Community Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,530	2,621
Irvine Ranch California Water District Certificate Participation, (LOC-Toronto Dominio Bank Insured), Series 1986
1.150% due 08/01/2016	1,400	1,400
Irvine Ranch, Water District Revenue Bonds, Series 1993
1.150% due 10/01/2004	1,100	1,100
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series 1993-A
1.100% due 07/01/2020 (a)	2,100	2,100
Long Beach, California Harbor Revenue Bonds, (MBIA Insured), Series 1995
6.500% due 05/15/2005	220	241
Long Beach, California Harbor Revenue Bonds, Series 1993
4.700% due 05/15/2004	150	156
Los Altos, California School District General Obligation Bonds, Series 2001
5.000% due 08/01/2016	200	214
Los Angeles, California Community Redevelopment Agency Certificates of Participation Bonds, Series 1984
7.550% due 11/01/2008	340	352

10	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 07/01/2013	$1,500	$1,667
Los Angeles, California General Obligation Bonds, Series 2002
4.000% due 09/01/2012	2,525	2,611
Los Angeles, California State Building Authority Lease Revenue Bonds, Series 1999-A
4.600% due 10/01/2007	150	163
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999-C
4.750% due 07/01/2010	30	33
Lucia Mar Unified School District, California General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,263
Manhattan Beach, California Unified School District General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 09/01/2025	1,400	429
Metropolitan Water District Southern California General Obligation Bonds, Series 1993-A1
7.250% due 03/01/2007	150	179
Metropolitan Water District Southern California Revenue Inverse Floater Bonds, Series 1993
9.031% due 10/30/2020 (a)	600	652
Murrieta Valley, California Unified School District Special Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025	580	592
6.400% due 09/01/2031	700	714
Orange County, California Community Facilities District Special Tax Bonds, Series 2000
5.600% due 08/15/2011	455	470
5.700% due 08/15/2012	485	498
5.800% due 08/15/2013	600	616
6.200% due 08/15/2018	1,025	1,049
Orange County, California Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	3,250	3,838
Orange County, California Revenue Bonds, (MBIA Insured), Series 1995-A
6.000% due 06/01/2010	1,000	1,178
Orange County, California Sanitation District Certificates of Participation Bonds, (SPA-DEXIA Public Finance Insured), Series 2000
1.150% due 08/01/2030 (a)	1,100	1,100
Oxnard, California Improvement Bond Act 1915 Special Assessment Bonds, Series 1997
5.500% due 09/02/2004	1,130	1,167
Pacific Housing & Finance Agency, California Revenue Bonds, (MBIA Insured), Series 1999
4.625% due 12/01/2004	250	257
Pleasant Valley, California School District Ventura County General Obligation Bonds, (MBIA Insured), Series 2002
5.850% due 08/01/2031	2,500	2,956
Port of Oakland, California Revenue Bonds, (FGIC Insured), Series 2000
5.500% due 11/01/2009	500	566
Redding, California Electric System Revenue Certificates of Participation, (FGIC Insured), Series 1993
5.684% due 06/28/2019	500	522
Riverside County, California Asset Leasing Corp. Revenue Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010	250	284
Sacramento, California Municipal Utility District Revenue Bonds, Series 1983-M
9.000% due 04/01/2013	960	1,286
San Bernardino County, California Certificates of Participation Bonds, (MBIA Insured), Series 2002
5.000% due 07/01/2015	2,365	2,604
San Diego, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 07/01/2026	1,000	1,025
San Francisco, California City & County Airport Commission International Airport Revenue Bonds, (FGIC Insured), Series 1996-12-A
5.625% due 05/01/2005	400	432
San Francisco, California City & County Airport Commission International Airport Revenue Bonds, (FSA Insured), Series 1998-16A
5.500% due 05/01/2015	300	327
San Francisco, California City & County Airport Commission International Airport Revenue Bonds, (MBIA Insured), Series 1996-14A
8.000% due 05/01/2005	500	562
San Jose, California Multifamily Housing Revenue Bonds, (Bay View Bank & Federal Home Loan Bank Insured), Series 1999
4.950% due 06/01/2039	990	1,068
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	600	707
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,073
San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	120	147
Santa Margarita/Dana Point Authority, California Revenue Bonds, (MBIA Insured), Series 1994-A
7.250% due 08/01/2006	150	176
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 1999-A
7.300% due 10/01/2007	150	156
Stockton, California Certificates of Participation, Series 1999
4.750% due 08/01/2006	120	130
Tulare County, California Certificates of Participation Bonds, (MBIA Insured), Series 1998
5.000% due 08/15/2013	3,225	3,577
Vernon, California Electric Systems Revenue Bonds, Series 2003
1.000% due 04/01/2010	1,135	1,188
West Sacramento, California Financing Authority Revenue Bonds, (FGIC Insured), Series 2002
5.000% due 08/01/2032	2,675	2,738

		121,855

Illinois 1.0%
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
9.770% due 07/01/2012 (a)	1,400	1,631

Louisiana 1.0%
Louisiana Tobacco Settlement Financing Corporate Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,000	1,618

New Hampshire 1.9%
New Hampshire Health & Educational Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 07/01/2014	2,690	2,999

New Jersey 1.8%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2031	2,000	2,478
6.800% due 04/01/2018	250	268
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	150	141

		2,887

Puerto Rico 8.4%
Children Trust Fund Tobacco Settlement Revenue Bonds, Series 2002
5.000% due 05/15/2009	1,000	1,032
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, (FSA Surety Bond Insured), Series 1985-A
9.000% due 07/01/2009	3,835	4,331
Puerto Rico Commonwealth General Obligation Bonds, (MBIA Insured), Series 1995
5.200% due 07/01/2006	410	451
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds, Series 1993-X
5.200% due 07/01/2003	500	505
5.350% due 07/01/2005	5,000	5,114
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998-A
5.250% due 07/01/2010	150	168
Puerto Rico Electric Power Authority Revenue Bonds, Series 1995-X
6.125% due 07/01/2021	500	563
Puerto Rico Industrial Tourist Educational, Medical & Environmental Control Facilities Revenue Bonds, Series 2000
5.300% due 11/15/2005	250	271
Puerto Rico Industrial Tourist Environmental Central Facilities Revenue Bonds, Series 2000
5.300% due 11/15/2004	150	159
Puerto Rico Public Finance Corp. Revenue Bonds, (AMBAC Insured), Series 1998-A
5.000% due 06/01/2007	500	558

		13,152

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	11

Schedule of Investments (Cont.)

California Intermediate Municipal Bond Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

Texas 0.2%
Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
8.490% due 02/15/2024 (a)	$250	$258

Virgin Islands 3.8%
Virgin Islands Government Refinery Facility Revenue Bonds, Series 2002
6.500% due 07/01/2021	1,000	1,014
Virgin Islands Public Finance Authority Revenue Bonds, Series 1998-C
5.500% due 10/01/2007	1,500	1,642
5.500% due 10/01/2008	3,000	3,276

		5,932

Washington 2.8%
Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
6.625% due 06/01/2032	4,750	4,389

Total Municipal Bonds & Notes (Cost $ 148,972)		154,721

SHORT-TERM INSTRUMENTS 0.6%

Money Market Fund 0.2%
Reich & Tang New York Money Market
0.530% due 04/01/2003	357	357

U.S. Treasury Bills 0.4%

1.141% due 05/08/2003- 05/15/2003 (c)(d)	595	594
Total Short-Term Instruments
(Cost $ 951)		951

Total Investments 99.0% (Cost $149,923)		$155,672
Other Assets and Liabilities (Net) 1.0%		1,517

Net Assets 100.0%		$157,189

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Restricted security.

(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d)	Securities with an aggregate market value of $594 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation

U.S. Treasury 30 Year Bond (06/2003)—Short	262	$337

12	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Schedule of Investments

California Municipal Bond Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

MUNICIPAL BONDS & NOTES 96.0%

California 82.0%
Alameda-Contra Costa Schools Financing Authority Revenue Bonds, Series 2003
1.200% due 08/01/2024 (a)	$100	$100
Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 2002
3.900% due 10/01/2012	500	513
Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, (California State Mtg. Insured), Series 2003
5.200% due 11/15/2022	1,000	1,008
California State Department Water Center Revenue Bonds, Series 1993
8.375% due 12/01/2003	150	157
California State General Obligation Bonds, Series 2001
5.125% due 03/01/2031	625	628
California State Inverse-Floater Bonds, Series 1992
11.059% due 09/01/2012 (a)	500	704
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.125% due 10/01/2030	400	392
California Statewide Communities Development Authority Revenue Bonds, Series 2002
6.750% due 07/01/2032 (b)	400	410
California Statewide Tobacco Settlement Financing Authority Revenue Bonds, Series 2002
4.875% due 05/01/2014	295	273
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020	400	398
Chula Vista, California Special Tax Bonds, Series 2000-1
6.400% due 09/01/2018	125	131
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	150	153
East Bay, California Municipal Utility District Water System Revenue Bonds, (MBIA Insured), Series 1993
9.270% due 06/01/2013 (a)	400	422
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
5.875% due 01/15/2027	500	368
Fresno, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
6.000% due 08/01/2026	500	596
Los Angeles, California Department of Water & Power Waterworks Revenue Bonds, (MBIA Insured), Series 1994
6.375% due 07/01/2034	350	378
Los Angeles, California General Obligation Bonds, Series 2002
4.000% due 09/01/2012	500	517
Los Angeles, California Water and Power Revenue Bonds, Series 2001
1.150% due 07/01/2034 (a)	150	150
Metropolitan Water District Southern California Revenue Inverse Floater Bonds, Series 1993
9.031% due 10/30/2020 (a)	200	217
Metropolitan Water District Southern California Waterworks Revenue Bonds, (Lloyds TSB Bank PLC Insured), Series 2001
1.050% due 07/01/2036 (a)	200	200
Murrieta Valley, California Unified School District Special Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025	55	56
Orange County, California Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	750	886
Orange County, California Revenue Bonds, (MBIA Insured), Series 1995-A
6.000% due 06/01/2010	400	471
Pioneers Memorial Healthcare District, California General Obligation Bonds, (AMBAC Insured), Series 1998
5.125% due 10/01/2024	400	412
Placer, California Unified High School District General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 08/01/2018	1,450	702
Pleasant Valley, California School District Ventura County General Obligation Bonds, (MBIA Insured), Series 2002
5.850% due 08/01/2031	500	591
San Bernardino County, California Certificates of Participation Bonds, (MBIA Insured), Series 2001
4.000% due 11/01/2012	50	51
San Diego, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 07/01/2026	1,000	1,025
San Joaquin Hills, California Transportation Corridor Agency Toll Road Revenue Bonds, (MBIA Insured), Series 1997
0.000% due 01/15/2032	500	108
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	300	353
Southern California Public Power Authority Revenue Bonds, (FSA-CR Insured), Series 1993
5.000% due 07/01/2015	110	113

		12,483

Louisiana 4.0%
Louisiana Tobacco Settlement Financing Corporate Revenue Bonds, Series 2001
5.875% due 05/15/2039	750	607

Massachusetts 0.7%
Massachusetts State College Building Authority Revenue Bonds, Series 2003
5.500% due 05/01/2033	100	112

New Jersey 3.5%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018	500	537

Puerto Rico 1.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, (FSA Surety Bond Insured), Series 1985-A
9.000% due 07/01/2009	205	231

Virgin Islands 4.3%
Virgin Islands Government Refinery Facility Revenue Bonds, Series 2002
6.500% due 07/01/2021	200	203

Virgin Islands Public Finance Authority Revenue Bonds, Series 1998-C
5.500% due 10/01/2008	405	442

		645

Total Municipal Bonds & Notes (Cost $14,155)		14,615

SHORT-TERM INSTRUMENTS 2.6%

Money Market Fund 1.9%
Reich& Tang New York Money Market
0.530% due 04/01/2003	295	295

U.S. Treasury Bills 0.7%
1.136% due 05/08/2003-05/15/2003 (c)(d)	105	105

Total Short-Term Instruments (Cost $400)		400

Total Investments 98.6% (Cost $14,555)		$15,015
Other Assets and Liabilities (Net) 1.4%		207

Net Assets 100.0%		$15,222

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Restricted security.

(c)	Securities with an aggregate market value of $105 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation

U.S. Treasury 30 Year Bond (06/2003)—Short	35	$44

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	13

Schedule of Investments

Municipal Bond Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

MUNICIPAL BONDS & NOTES 99.0%

Alabama 0.6%
Alabama 21st Century Settlement Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	$2,295	$2,238

Alaska 0.1%
Alaska State Housing Finance Corp. Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/01/2032	540	545

Arizona 1.2%
Phoenix Industrial Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2000-1A
5.875% due 06/01/2016	650	677
Pima County, Arizona Industrial Development Authority Multi-Family Revenue Bonds, (HUD SECT 8 Insured), Series 1998
5.375% due 06/01/2010	1,210	1,328
Salt River Project Agricultural Import and Power District Revenue Bonds, Series 2002
4.750% due 01/01/2032	1,700	1,692
Scottsdale, Arizona Industrial Development Authority Hospital Revenue Bonds, (AMBAC Insured), Series 1997-A
6.500% due 09/01/2004	880	944

		4,641

California 5.7%
Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.000% due 09/02/2006	360	369
Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, (California State Mtg. Insured), Series 2003
5.200% due 11/15/2022	2,565	2,586
California State General Obligation Bonds, (MBIA-IBC Insured), Series 1992
6.250% due 09/01/2012	800	955
California State General Obligation Bonds, Series 2002
5.250% due 04/01/2030	1,000	1,015
California State Inverse-Floater Bonds, Series 1992
11.059% due 09/01/2012 (a)	100	141
California Statewide Communities Development Authority Revenue Bonds, (CA Mortgage Insured), Series 2001
5.000% due 10/01/2018	1,500	1,534
Capistrano, California Unified School District Special Tax Bonds, Series 1999
5.000% due 09/01/2008	350	351
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2026	1,565	1,192
5.875% due 01/15/2027	1,500	1,103
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	313
Lake Elsinore, California School Refunding Bonds, Series 1998
5.000% due 09/01/2006	350	373
Long Beach, California Unified School District Certificate Participation Bonds, (AMBAC Insured), Series 2001
1.150% due 06/01/2024	750	750
Los Angeles, California Community Redevelopment Agency Certificates of Participation Bonds, Series 1984
7.550% due 11/01/2008	925	957
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
5.125% due 01/01/2027	3,000	3,106
Oceanside, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2032	2,095	2,184
Orange County, California Improvement Bonds, Series 1998-A
4.900% due 09/02/2005	200	205
Pittsburg, California Infrastructure Refunding Bonds, Series 1998-A
4.900% due 09/02/2003	150	152
5.000% due 09/02/2004	150	157
Riverside County, California Special Tax Refunding Bonds, Series 1999
4.700% due 09/01/2005	170	176
Roseville, California Special Tax Bonds, Series 1999
5.000% due 09/01/2004	345	352
San Juan, California M.S.R. Public Power Project Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 07/01/2012	1,000	1,105
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 1999-A
7.300% due 10/01/2007	350	364
Southern California Public Power Authority Power Project Revenue Bonds, (FSA Insured), Series 2002
5.375% due 01/01/2012	1,100	1,248
West Sacramento, California Financing Authority Revenue Bonds, (FGIC Insured), Series 2002
5.000% due 08/01/2032	1,000	1,023
West Sacramento, California Refunding Bonds, Series 1998
4.900% due 09/02/2005	290	300
5.000% due 09/02/2004	345	354

		22,365

Colorado 1.3%
Colorado Housing & Finance Authority Revenue Bonds, (FHA/VA Mortgages Insured), Series 2000-C3
5.700% due 10/01/2022	500	530
Colorado Housing & Finance Authority Revenue Bonds, Series 2000-B3
6.700% due 10/01/2016	160	168
Colorado Housing & Finance Authority Revenue Bonds, Series 2000-D3
6.750% due 04/01/2015	225	239
Denver, Colorado Health & Hospital Revenue Bonds, Series 1998-A
5.000% due 12/01/2009	1,390	1,464
Larimer County, Colorado Sales & Use Tax Revenue Bonds, (MBIA Insured), Series 2002
4.625% due 12/15/2012	1,325	1,440
Meridian Metro District of Colorado General Obligation Bonds, (Asset Guaranty Insured), Series 2001
4.125% due 12/01/2009	1,075	1,134

		4,975

Connecticut 3.2%
Connecticut State General Obligation Bonds, Series 2001
9.458% due 12/15/2012 (a)	5,000	6,561
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 1997
1.125% due 07/01/2029	500	500
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2003
1.125% due 07/01/2037 (a)	650	650
Connecticut State Housing Finance Authority Revenue Bonds, (AMBAC Insured), Series 1998
1.000% due 11/15/2028 (a)	1,000	1,000
1.100% due 05/15/2018 (a)	1,500	1,500
University of Connecticut General Obligation Bonds, Series 2002
5.375% due 04/01/2019	2,230	2,447

		12,658

Florida 1.7%
Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	347
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2002
5.625% due 11/15/2032	5,000	5,061
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
2.163% due 10/01/2015 (a)	500	514
Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	969

		6,891

Georgia 2.8%
Atlanta, Georgia Water & Wastewater Revenue Bonds, (FSA Insured), Series 2002
1.150% due 11/01/2041 (a)	2,150	2,150
Georgia Municipal Electric Authority Revenue Bonds, (FGIC-TCRS Insured), Series 1993
5.500% due 01/01/2012	1,255	1,431
Georgia Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	200	238
Georgia State General Obligation Bonds, Series 1991
6.300% due 11/01/2009	1,500	1,806
Georgia State General Obligation Bonds, Series 2002
5.000% due 05/01/2021	5,000	5,219

		10,844

Hawaii 0.6%
Hawaii State Housing Financial & Development Corporation Single Family Mortgage Pure Revenue Bonds, Series 1998
4.850% due 07/01/2029	1,190	1,212
Honolulu Hawaii City & County General Obligation Bonds, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008	1,000	1,144

		2,356

14	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Illinois 6.5%
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020	$1,000	$412
Chicago, Illinois Board of Education General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2021	3,000	3,102
Chicago, Illinois Board of Education General Obligaton Bonds, Series 1999
0.000% due 12/01/2031	1,000	211
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020	1,290	920
Chicago, Illinois O’Hare International Airport Revenue Bonds, Series 2002
5.375% due 01/01/2032	2,500	2,548
Cook County, Illinois Community School District No. 097 Oak Park General Obligation Bonds, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,426
Cook County, Illinois High School District No. 225 Northfield General Obligation Ltd. Bonds, Series 2002
0.000% due 12/01/2011	125	88
0.000% due 12/01/2012	135	91
0.000% due 12/01/2014	255	154
0.000% due 12/01/2015	1,885	1,072
4.400% due 12/01/2012	1,365	1,447
4.400% due 12/01/2013	1,740	1,829
Fox Lake, Illinois Water & Sewer Revenue Bonds, (AMBAC Insured), Series 1996
5.750% due 05/01/2013	1,135	1,254
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
9.770% due 07/01/2012 (a)	2,000	2,330
Illinois Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	838
Illinois Health Facilities Authority Revenue Bonds, Series 1998
5.500% due 11/15/2019	1,000	800
Lake County, Illinois Community High School District No. 127 Grayslake General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	2,813
9.000% due 02/01/2009	650	857
9.000% due 02/01/2011	690	940
9.000% due 02/01/2012	1,065	1,484
Palatine, Illinois Tax Increment Revenue Bonds, (AMBAC Insured), Series 1998
5.250% due 01/01/2017	1,000	1,053

		25,669

Indiana 11.0%
Baugo, Indiana School Building Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.125% due 01/15/2025	2,225	2,284
Brownsburg, Indiana 1999 School Building Corp. General Obligation Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	1,395	1,475
Carmel, Indiana School Building Corp. Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 07/15/2020	5,795	6,044
Danville, Indiana Multi-School Building General Obligation Bonds, (FSA Insured), Series 2001
3.900% due 07/15/2008	485	516
4.250% due 07/15/2011	290	305
4.400% due 01/15/2012	170	179
4.500% due 01/15/2013	190	199
4.650% due 01/15/2014	210	220
4.750% due 07/15/2009	200	221
4.750% due 01/15/2015	235	247
4.850% due 01/15/2016	295	310
5.000% due 07/15/2010	180	200
East Washington, Indiana Multi-School Building Corp. Revenue Bonds, (FGIC Insured), Series 2002
5.375% due 07/15/2028	2,560	2,691
Goshen-Chandler, Indiana School Building Corp. Revenue Bonds, (FGIC Insured), Series 2002
4.000% due 07/10/2007	860	920
4.125% due 01/10/2009	1,075	1,142
4.250% due 01/10/2010	950	1,007
Hamilton Southeastern Indiana Construction School Building Revenue Bonds, (FSA State Aid Withholding Insured), Series 2001
5.000% due 07/15/2010	760	845
Indianapolis, Indiana Local Public Improvement Bonds Bank Transportation Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,233
La Porte Indiana Multi-School Building Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 01/15/2013	1,000	1,121
North Side, Indiana High School Building Corp. Revenue Bonds, (FSA Insured), Series 2003
5.250% due 07/15/2016	6,660	7,374
5.250% due 07/15/2017	2,000	2,197
5.250% due 01/15/2018	1,000	1,093
Pike, Indiana Multi-School Building Corp. Revenue Bonds, (FGIC Insured), Series 2002
5.000% due 01/15/2011	7,245	7,980
South Bend, Indiana Redevelopment Authority Lease Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	443
5.200% due 02/01/2012	230	252
5.500% due 02/01/2015	180	198
Sunman Dearborn, Indiana Intermediate School Building Corp., (FGIC Insured), Series 2001
5.375% due 07/15/2014	2,145	2,388

		43,084

Kentucky 1.3%
Kentucky State Turnpike Authority Economic Development Road Revenue Bonds, Series 1993
9.909% due 06/06/2012 (a)	5,000	5,286

Louisiana 1.6%
Louisiana Local Government Revenue Bonds,(MBIA Insured), Series 2000
5.700% due 01/01/2010	250	276
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
8.520% due 04/01/2019 (a)	2,850	3,168
Louisiana Tobacco Settlement Financing Corporate Revenue Bonds, Series 2001
5.875% due 05/15/2039 (a)	1,000	809
9.667% due 05/15/2039 (a)	3,215	1,987

		6,240

Maryland 0.9%
Baltimore, Maryland Project Revenue Bonds, (FGIC Insured), Series 2002
5.125% due 07/01/2042	3,500	3,566

Massachusetts 1.0%
Massachusetts Housing Finance Agency Revenue Bonds, (AMBAC Insured), Series 1993
5.950% due 10/01/2008	1,500	1,533
Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 1999
4.600% due 03/01/2009	400	423
Massachusetts State Development Finance Agency Revenue Bonds, Series 1998
4.700% due 11/01/2007	210	222
4.800% due 11/01/2008	90	96
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	564
Massachusetts State Housing Finance Agency Revenue Bonds, (FSA Insured), Series 2001
1.150% due 12/01/2037 (a)	1,000	1,000

		3,838

Michigan 4.8%
Detroit, Michigan City School District General Obligation Bonds, (FSA Q-SBLF Insured), Series 2001
5.125% due 05/01/2031	750	767
Detroit, Michigan General Obligation Ltd. Bonds, (MBIA Insured), Series 2002
5.000% due 04/01/2005	2,500	2,675
Lake Fenton, Michigan Community Schools General Obligation Bonds, (SBLF Insured), Series 2002
5.000% due 05/01/2022	2,720	2,790
Michigan Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,100
Michigan State Building Authority Revenue Bonds, (SPA-Westdeutsche Landesbank Insured), Series 2002
1.100% due 10/15/2036 (a)	1,500	1,500
Michigan State Environmental Protection General Obligation Bonds, Series 1992
6.250% due 11/01/2012	1,100	1,312
Michigan State General Obligation Bonds, Series 2002
5.000% due 12/01/2008	1,000	1,130
Mount Clemens, Michigan Community School District General Obligation Bonds, (Q-SBLF Insured), Series 2001
5.000% due 05/01/2031	3,000	3,025
Rochester, Michigan Community School District General Obligation Bonds, (MBIA Insured), Series 1997
5.000% due 05/01/2019	750	811

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	15

Schedule of Investments (Cont.)

Municipal Bond Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

Western Michigan University Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 07/15/2021	$3,500	$3,605

		18,715

Minnesota 0.7%
Dakota County, Minnesota Community Development Agency Multi-Family Housing Revenue Bonds, (GNMA Insured), Series 2002
4.750% due 07/20/2015	385	402
5.400% due 07/20/2028	1,265	1,305
New Richland, Minnesota Revenue Bonds, Series 1998
4.500% due 08/01/2004	1,000	1,040

		2,747

Mississippi 0.6%
Mississippi State General Obligation Bonds, (FSA Insured), Series 2001
6.000% due 09/01/2011	2,000	2,368

Missouri 0.3%
Missouri State Housing Development Community Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	995	1,050

Nevada 1.7%
Clark County, Nevada School District General Obligations Bonds, (FSAInsured), Series 2001
1.000% due 06/15/2021 (a)	900	900
1.125% due 06/15/2021 (a)	600	600
Nevada State General Obligation Bonds, (FGIC Insured), Series 1998
5.000% due 05/15/2028	1,000	1,014
Nevada State General Obligation Ltd. Bonds, Series 2002
4.900% due 11/01/2016	790	839
Washoe County, Nevada School District General Obligation Ltd. Bonds, (FSA Insured), Series 1999
5.750% due 06/01/2013	3,000	3,524

		6,877

New Hampshire 0.8%
New Hampshire Health & Educational Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
5.125% due 07/01/2016	2,980	3,228

New Jersey 7.5%
New Jersey Economic Development Authority Revenue Bonds, (GTY AGMT Insured), Series 1998
6.000% due 11/01/2028	5,000	5,045
New Jersey Economic Development Authority Revenue Bonds, Series 1998
0.010% due 04/01/2013	1,595	1,059
5.600% due 01/01/2012	1,000	973
6.375% due 04/01/2018	1,500	1,858
6.375% due 04/01/2031	10,000	12,389
6.500% due 04/01/2031	2,115	2,382
6.800% due 04/01/2018	250	268
New Jersey Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	2,258
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	3,500	3,300

		29,532

New Mexico 0.1%
Santa Fe County, New Mexico El Castillo Retirement Nursing Home Bonds, Series 1998-A
5.250% due 05/15/2007	315	307

New York 11.2%
Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 1999
5.250% due 07/15/2011	1,000	1,007
New York City Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 1994
1.150% due 06/15/2024 (a)	1,000	1,000
New York City, New York Transitional Finance Authority Revenue Bonds, Series 1998
5.000% due 11/15/2026	2,500	2,530
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029	5,275	5,773
New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	1,000	1,103
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	3,800	4,344
New York State Thruway Authority Service Contract Revenue Bonds, Series 2001
5.000% due 04/01/2010	2,605	2,863
New York State Tri borough Bridge and Tunnel Authority Revenue Bonds, (FGIC Insured), Series 2001
5.000% due 01/01/2032	3,550	3,605
New York State Urban Development Corporate Revenue Bonds, Series 2002
5.500% due 01/01/2017	3,000	3,316
New York, New York General Obligation Bonds, Series 2002
5.250% due 08/01/2007	3,100	3,388
5.750% due 08/01/2014	5,000	5,472
Port Authority New York and New Jersey Revenue Bonds, (FGIC Insured), Series 2002
5.125% due 11/15/2028	3,860	3,964
Schenectady, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2001
5.500% due 07/01/2016	1,640	1,857
TSASC, Inc. Revenue Bonds, Series 1999
5.400% due 07/15/2012	3,550	3,669

		43,891

North Carolina 1.6%
Durham County, North Carolina General Obligation Revenue Bonds, Series 2002
8.550% due 04/01/2021 (a)	275	301
Mecklenburg County, North Carolina General Obligation Bonds, (Bank of America N.A. Insured), Series 1996
1.100% due 03/01/2015 (a)	500	500
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,148
North Carolina Eastern Municipal Power Agency Revenue Bonds, Series 2003
5.500% due 01/01/2012	4,000	4,286

		6,235

Ohio 0.8%
Ohio State Water Development Authority Revenue Bonds, Series 2002
5.375% due 12/01/2020	1,100	1,194
5.375% due 12/01/2021	1,750	1,888

		3,082

Oklahoma 0.3%
Oklahoma Housing Finance Agency Single Family Revenue Bonds, Series 2001
0.000% due 09/01/2032	6,690	1,186

Pennsylvania 1.0%
Delaware County, Pennsylvania Hospital Revenue Bonds, Series 1998
4.900% due 12/01/2008	100	103
Delaware County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 1997
6.500% due 01/01/2008	725	765
Pennsylvania Convention Center Revenue Bonds, (MBIA-IBC Insured), Series 1994
6.750% due 09/01/2019	2,000	2,182
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2002
1.200% due 07/01/2022 (a)	900	900

		3,950

Puerto Rico 0.3%
Childrens Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010	750	875
6.000% due 07/01/2026	150	178

		1,053

Rhode Island 1.9%
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	2,067
Rhode Island Tobacco Settlement Financing Corporate Revenue Bonds, Series 2002
6.250% due 06/01/2042	6,025	5,251

		7,318

South Carolina 0.3%
Medical University South Carolina Hospital Facilities Revenue Bonds, Series 1999
5.700% due 07/01/2012	1,000	1,164

South Dakota 0.0%
South Dakota Housing Development Authority, (FHA/VA Insured), Series 2000
5.050% due 05/01/2010	225	237

Tennessee 1.2%
Knox County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.375% due 04/15/2022	1,000	1,027
Nashville & Davidson County, Tennessee Revenue Bonds, Series 1998
4.450% due 08/01/2007	1,000	1,074
Shelby County, Tennessee General Obligation Bonds, Series 2001
5.000% due 04/01/2023	1,000	1,020

16	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Sullivan County, Tennessee Health, Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	$1,000	$1,025
Sullivan County, Tennessee Industrial Development Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015	750	794

		4,940

Texas 15.2%
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 02/15/2035	2,765	2,813
Bexar County, Texas Housing Finance Corporate Multi-Family Revenue Bonds, (FNMA Insured), Series 2001
4.875% due 06/15/2011	900	959
Bexar, Texas Metro Water District Waterworks System Revenue Bonds, (MBIA Insured), Series 1998
0.000% due 05/01/2035	2,190	387
Brazos River Authority Texas Revenue Bonds, (MBIA Insured), Series 1998
4.900% due 10/01/2015	1,500	1,603
Del Rio, Texas Waterworks & Sewer System Revenue Bonds, (MBIA Insured), Series 1993
5.500% due 06/01/2015	2,400	2,415
Denton, Texas Utility System Revenue Bonds, (FSA Insured), Series 2002
5.250% due 12/01/2016	1,690	1,849
Duncanville, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.250% due 02/15/2032	2,000	2,060
Harris County, Texas General Obligation Bonds, Series 1997
5.100% due 08/15/2015	250	265
Houston, Texas Airport System Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	518
Houston, Texas Airport Systems Revenue Bonds, (FGIC Insured), Series 2000
8.470% due 07/01/2025 (a)	2,500	2,466
Houston, Texas Independent School District General Obligation Ltd. Bonds, (PSF-GTD Insured), Series 1999
5.250% due 02/15/2018	355	378
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,100
Houston, Texas Water Conveyance System Contract Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.250% due 12/15/2012	5,000	6,058
Katy, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1998
4.750% due 02/15/2024	1,500	1,490
Lamar, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1998
4.750% due 02/15/2020	1,750	1,776
Lower Colorado River, Texas Authority Revenue Bonds, (FSA Insured), Series 1998
4.750% due 01/01/2028	3,000	3,022
Lower Colorado River, Texas Authority Revenue Bonds, (FSA Insured), Series 2001
5.000% due 05/15/2026	2,000	2,024
Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.010% due 02/15/2018	1,000	428
North Central, Texas Health Facility Development Corp. Revenue Bonds, Series 1985
1.150% due 10/01/2015 (a)	1,000	1,000
North Texas Health Facilities Development Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2016	2,905	3,236
5.500% due 08/15/2017	1,000	1,106
North Texas State University Revenue Bonds, (FSA Insured), Series 1999
5.375% due 04/15/2014	250	270
Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,750	1,799
Peaster, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 08/15/2031	430	434
Quinlan, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 02/15/2027	1,000	1,010
Red River, Texas Educational Finance Revenue Bonds, Series 2000
5.750% due 05/15/2017	750	832
Rio Grande City, Texas Construction Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
5.875% due 08/15/2018	1,825	2,064
Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	969
San Antonio, Texas Electric and Gas Systems Revenue Bonds, Series 1997
5.500% due 02/01/2015	975	1,130
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	1,050	1,059
San Jacinto, Texas Community College District General Obligation Ltd. Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	231
Texas State Affordable Mulit-Family Housing Revenue Bonds, (MBIA Insured), Series 2002
4.850% due 09/01/2012	2,000	2,113
4.850% due 09/01/2012	1,335	1,424
Texas State Turnpike Systems Authority Revenue Bonds, Series 2002
5.000% due 06/01/2008	5,000	5,558
Texas Water Development Board Revenue Bonds, (JP Morgan Chase Bank Insured), Series 2003
1.150% due 07/15/2022 (a)	1,845	1,845
Travis County, Texas Health Facilities Development Hosiptal Revenue Bonds, Series 1993
6.000% due 11/15/2022	1,400	1,493
University of Texas Revenue Bonds, Series 2001
1.150% due 08/15/2013 (a)	500	500

		59,684

Utah 0.6%
Utah State General Obligation Bonds, Series 2002
5.375% due 07/01/2009	2,000	2,288

Virgin Islands 0.2%
Virgin Islands Government Refinery Facility Revenue Bonds, Series 2002
6.500% due 07/01/2021	900	913

Virginia 0.8%
Newport News, Virginia General Obligation Bonds, Series 2002
5.000% due 07/01/2022	1,000	1,033
Virginia Polytechnic Institute & State University Revenue Bonds, Series 1996
5.400% due 06/01/2012	1,000	1,081
Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	1,027

		3,141

Washington 3.5%
Energy Northwest Washington Electric Revenue Bonds, Series 2003
5.500% due 07/01/2014	1,000	1,126
Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	4,620
University of Washington Revenue Bonds, (AMBAC Insured), Series 2002
5.125% due 12/01/2017	2,715	2,904
5.250% due 12/01/2023	2,595	2,717
Walla Walla County School District Revenue Bonds, (AMBAC Insured), Series 1998
6.000% due 12/01/2010	1,175	1,387
Washington Energy Northwest Revenue Bonds, Series 2003
5.500% due 07/01/2013	1,000	1,123

		13,877

Washington, D.C. 0.5%
Metropolitan Washington D.C. Airport Systems Authority Revenue Bonds, Series 2002
5.250% due 10/01/2032	2,000	2,034

West Virginia 0.3%
West Virginia State Parkways Economic Development & Tourism Authority Revenue Bonds, (FGIC Insured), Series 1993
10.313% due 05/16/2019 (a)	1,200	1,254

Wisconsin 3.1%
Hudson, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 10/01/2017	1,420	1,504
5.000% due 10/01/2019	1,040	1,083
South Milwaukee, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
3.750% due 04/01/2011	385	391
4.000% due 04/01/2013	415	421
4.375% due 04/01/2014	565	584

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	17

Schedule of Investments (Cont.)

Municipal Bond Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

Wisconsin Housing & Economic Development Authority Housing Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 05/01/2012	$1,170	$1,218
4.700% due 11/01/2012	1,555	1,619
Wisconsin Housing & Economic Development Authority Housing Revenue Bonds, Series 2002
4.700% due 05/01/2012	1,640	1,708
Wisconsin State Clean Water Revenue Bonds, Series 2002
8.750% due 06/01/2023 (a)	350	391
Wisconsin State General Obligation Bonds, Series 2001
5.250% due 05/01/2020	3,000	3,187

		12,106

Wyoming 0.2%
Lincoln County, Wyoming Pollution Control Revenue Bonds, Series 1985
1.125% due 08/01/2015 (a)	650	650

Total Municipal Bonds & Notes (Cost $376,131)		389,023

U.S. TREASURY OBLIGATIONS 0.1%

Treasury Inflation Protected Securities
3.375% due 01/15/2007 (b)(c)	287	315

Total U.S. Treasury Obligations (Cost $290)		315

SHORT-TERM INSTRUMENTS 0.3%

Money Market Fund 0.0%
SSgA Tax Free Money Market
0.620% due 04/01/2003	19	19

Repurchase Agreement 0.0%
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Fannie Mae 2.600% due 10/08/2004 valued at $170. Repurchase proceeds are $162.)	162	162

U.S. Treasury Bills 0.3%
1.145% due 05/08/2003 (c)	1,040	1,039

Total Short-Term Instruments (Cost $1,220)		1,220

Total Investments 99.4% (Cost $377,641)		$390,558
Other Assets and Liabilities (Net) 0.6%		2,293

Net Assets 100.0%		$392,851

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Principal amount of security is adjusted for inflation.

(c)	Securities with an aggregate market value of $1,354 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation

U.S. Treasury 30 Year Bond (06/2003)—Short	617	$854

18	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Schedule of Investments

New York Municipal Bond Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

MUNICIPAL BONDS & NOTES 97.3%

Georgia 0.9%
Atlanta, Georgia Water & Wastewater Revenue Bonds, (FSA Insured), Series 2002
1.150% due 11/01/2041 (a)	$150	$150

Montana 6.3%
Forsyth, Montana Pollution Control Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 03/01/2031	1,000	1,021

New York 84.2%
Amherst, New York General Obligation Bonds, (FGIC Insured), Series 1999-A
5.500% due 12/01/2008	150	170
Buffalo, New York Municipal Water Finance Authority Water Systems Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	509
Edmeston, New York Central School District General Obligation Bonds, (MBIA Insured), Series 1999
5.100% due 06/15/2007	150	168
Metropolitan Transportation Authority New York Revenue Bonds, (FSA Insured), Series 2002
1.100% due 11/01/2022 (a)	500	500
Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 1999
5.250% due 07/15/2011	150	151
New York City Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 1994
1.150% due 06/15/2024 (a)	350	350
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.000% due 08/01/2024	525	533
New York City, New York Individual Development Agency Civic Facility Revenue Bonds, Series 2002
6.450% due 07/01/2032	250	259
New York City, New York Individual Development Agency Special Facilities Revenue Bonds, Series 1998
5.250% due 12/01/2032	150	72
New York City, New York Individual Development Revenue Bonds, Series 1997
5.650% due 10/01/2028	150	139
New York City, New York Industrial Development Agency Pipeline Airport Facility Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	242
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029	500	547
New York State Dormitory Authority Revenue Bonds, (FGIC Insured), Series 2002
5.000% due 07/01/2032	500	509
New York State Dormitory Authority Revenue Bonds, (FSA Insured), Series 1998
4.750% due 07/01/2008	150	166
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
8.060% due 08/15/2022 (a)	250	255
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 10/01/2012	500	551
5.000% due 10/01/2030	750	761
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 08/01/2031	1,000	1,014
New York State Dormitory Authority Revenue Bonds, Series 1990
1.200% due 07/01/2025 (a)	400	400
New York State Dormitory Authority Revenue Bonds, Series 2000
6.000% due 07/01/2010	150	159
New York State Dormitory Authority Revenue Bonds, Series 2001
5.500% due 07/01/2030	200	205
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	400	457
New York State Environmental Facilities Corp. Revenue Bonds, Series 2002
5.000% due 06/15/2014	400	436
New York State General Obligation Bonds, Series 1997-D
5.250% due 08/01/2021	100	102
New York State Local Government Assistance Corporate Revenue Bonds, (MBIA Insured), Series 1997-B
5.125% due 04/01/2013	150	164
New York State Local Government Assistance Corporate Revenue Bonds, Series 1993
6.000% due 04/01/2014	320	377
New York State Power Authority Revenue & General Purpose Bonds, Series 1972-E
5.500% due 01/01/2010	105	118
New York State Thruway Authority Revenue Bonds, Series 1993
1.150% due 01/01/2024 (a)	300	300
New York State Triborough Bridge and Tunnel Authority Revenue Bonds, (FGIC Insured), Series 2001
5.000% due 01/01/2032	400	406
New York State Urban Development Corporate Revenue Bonds, Series 1999
5.000% due 01/01/2005	150	159
New York State Urban Development Corporate Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	553
New York, New York General Obligation Bonds, Series 2002
5.250% due 08/01/2007	400	437
Rockland County, New York Solid Waste Management Authority Revenue Bonds, Series 1999-A
4.800% due 12/15/2005	145	156
Sachem Central School District of Holbrook, New York General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 06/15/2028	500	509
Schenectady, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2001
5.500% due 07/01/2016	500	566
Troy, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	561
TSASC, Inc. Revenue Bonds, Series 1999
5.400% due 07/15/2012	300	310
TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	500	490

		13,761

Puerto Rico 4.3%
Childrens Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
6.000% due 07/01/2026	100	118
Puerto Rico Commonwealth General Obligation Bonds, Series 1998
5.750% due 07/01/2012	500	590

		708

Texas 0.8%
Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.000% due 08/15/2021	120	123

Virgin Islands 0.8%
Virgin Islands Government Refinery Facility Revenue Bonds, Series 2002
6.500% due 07/01/2021	125	127

Total Municipal Bonds & Notes (Cost $15,563)		15,890

SHORT-TERM INSTRUMENTS 0.7%

U.S. Treasury Bills 0.7%
1.134% due 05/08/2003-05/15/2003 (b)(c)	115	115

Total Short-Term Instruments (Cost $115)		115

Total Investments 98.0% (Cost $15,678 )		$16,005
Other Assets and Liabilities (Net) 2.0%		333

Net Assets 100.0%		$16,338

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Securities with an aggregate market value of $115 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation

U.S. Treasury 30 Year Bond (06/2003)—Short	35	$44

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	19

Schedule of Investments

Short Duration Municipal Income Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

MUNICIPAL BONDS & NOTES 98.9%

Arizona 1.0%
Arizona State Transportation Board of Excise Tax Revenue Bonds, Series 2002
5.000% due 12/15/2005	$3,000	$3,282

California 10.4%
Alameda-Contra Costa Schools Financing Authority Revenue Bonds, Series 2003
1.200% due 08/01/2024 (a)	3,000	3,000
California State Revenue Anticipation Notes, Series 2002
1.419% due 06/20/2003 (a)	5,000	4,995
2.500% due 06/27/2003	5,000	5,014
California Statewide Communities Development Authority Revenue Bonds, Series 2002
3.700% due 11/01/2029	1,000	1,031
East Bay, California Municipal Utility District Water System Revenue Bonds, (MBIA Insured), Series 1993
5.200% due 06/01/2008	1,000	1,026
Golden State Tobacco Securitization Corporate Revenue Bonds, Series 2003
5.000% due 06/01/2021	12,800	12,766
Long Beach, California Unified School District Certificate Participation Bonds, (AMBAC Insured), Series 2001
1.150% due 06/01/2024	2,000	2,000
Sacramento, California Municipal Utility District Revenue Bonds, (FSA Insured), Series 1993
5.400% due 11/15/2006	2,000	2,090
Santa Ana, California Unified School District General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 08/01/2013	2,000	1,293
Santa Clara County, California Transportation Authority Revenue Bonds, (AMBAC Insured), Series 1985
1.750% due 06/01/2015	2,000	2,000

		35,215

Colorado 6.7%
Arapahoe County, Colorado Capital Improvement Highway Revenue Bonds, Series 1986
0.000% due 08/31/2026	2,000	401
Arapahoe County, Colorado Capital Trust Fund Highway Revenue Bonds, (MBIA Insured), Series 1986
6.150% due 08/31/2026	3,000	3,424
Colorado Housing & Finance Authority Revenue Bonds (Lloyds TSB Bank Insured), Series 2003
1.200% due 11/01/2021	1,500	1,500
Colorado Housing & Finance Authority Revenue Bonds, (Federal Home Loan Bank Insured), Series 2002
1.200% due 11/01/2021 (a)	2,900	2,900
Colorado Housing & Finance Authority Revenue Bonds, (MBIA Insured), Series 2000
1.150% due 04/01/2030	2,240	2,240
Colorado Housing & Finance Authority Revenue Bonds, (SPA-Federal Home Loan Bank Insured), Series 2000
1.200% due 04/01/2020 (a)	1,110	1,110
1.200% due 10/01/2030	2,500	2,500
Colorado Housing & Finance Authority Revenue Bonds, (SPA-Landesbank Hessen Insured), Series 2001
1.200% due 05/01/2031	3,125	3,125
Colorado Regional Transportation District Sales Tax Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 11/01/2005	4,210	4,574
Denver, Colorado City & County General Obligation Bonds, Series 1998
5.250% due 08/01/2004	350	368
South Metro, Colorado Fire Rescue Finance Corporate Certificate of Participation Bonds, Series 2002
2.750% due 12/01/2004	695	711

		22,853

Connecticut 2.4%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2003
0.650% due 07/01/2037 (a)	2,100	2,100
Connecticut State Housing Finance Authority Revenue Bonds, (AMBAC Insured), Series 1998
1.100% due 05/15/2018 (a)	3,500	3,500
New Britain Connecticut General Obligation Bonds, Series 2003
3.000% due 04/15/2006	140	143
4.000% due 04/15/2007	560	589
Norwalk, Connecticut General Obligation Bonds, (SPA-Dexia Credit Local Insured), Series 2002
1.150% due 02/01/2017 (a)	1,815	1,815

		8,147

Florida 3.0%
Collier County, Florida Multi-Family Housing Finance Authority Revenue Bonds, (Fannie Mae Insured), Series 2002
4.600% due 08/15/2011	665	699
Florida State Board of Education General Obligation Bonds, Series 2002
5.375% due 01/01/2010	3,000	3,391
Gulf Breeze Florida Revenue Bonds, (MBIA Insured), Series 1997
4.840% due 12/01/2017 (a)	500	484
Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	470	523
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
4.143% due 10/01/2015 (a)	750	771
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, (MBIA-IBC Insured), Series 1993
6.300% due 10/01/2022	500	523
St. John’s River Power Park Revenue Bonds, Series 2002
5.000% due 10/01/2005	3,325	3,610

		10,001

Georgia 2.4%
Atlanta, Georgia Water & Wastewater Revenue Bonds, (FSA Insured), Series 2002
1.150% due 11/01/2038	1,500	1,500
1.150% due 11/01/2041 (a)	1,550	1,550
Coweta County, Georgia School District General Obligation Bonds, (State Aid Withholding Insured), Series 2002
3.250% due 08/01/2004	560	575
Georgia State General Obligation Bonds, Series 1994
6.750% due 12/01/2006	3,890	4,575

		8,200

Illinois 6.7%
Chicago, Illinois Board of Education Certificate Participation Bonds, (MBIA Insured), Series 1992
6.250% due 01/01/2011	3,000	3,542
Chicago, Illinois General Obligation Bonds, (AMBAC Insured), Series 2002
4.000% due 01/01/2005	1,000	1,042
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2002
1.150% due 01/01/2037 (a)	3,500	3,500
Chicago, Illinois Public Building Commission Building Revenue Bonds, (FGIC Insured), Series 1999
5.250% due 12/01/2018	475	534
Chicago, Illinois Public Building Community Revenue Bonds, (FGIC Government of Board Insured), Series 1999
5.500% due 02/01/2006	1,000	1,099
Cook County, Illinois General Obligation Bonds, (FGIC Insured), Series 1996
5.875% due 11/15/2022	1,000	1,155
Cook County, Illinois High School District No. 205, (FSA Insured), Series 2002
0.000% due 12/01/2004	2,600	2,535
0.000% due 06/01/2005	500	478
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
6.520% due 07/01/2012 (a)	300	350
Illinois Health Facilities Authority Revenue Bonds, Series 1977
6.700% due 10/01/2005	370	397
Illinois Health Facilities Authority Revenue Bonds, Series 1978
6.250% due 07/01/2006	355	381
Illinois Metropolitan Pier & Exposition Dedicated State Tax Revenue Bonds, (AMBAC Insured), Series 1996
6.000% due 12/15/2006	3,740	4,293
Illinois State General Obligation Bonds, (MBIA Insured), Series 1995
5.750% due 02/01/2008	300	329
Illinois State General Obligation Bonds, (MBIA Insured), Series 2000
5.500% due 12/01/2007	1,800	2,048
Lake County, Illinois Community High School District No. 127, (FGIC Insured), Series 2002
9.000% due 02/01/2005	1,000	1,132

		22,815

Indiana 1.2%
Indiana Educational Facilities Authority Revenue Bonds, (Bank of America Insured), Series 1995
1.080% due 03/01/2025	1,000	1,000

20	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

St. Joseph County, Indiana Educational Facilities Revenue Bonds, Series 2002
1.150% due 03/01/2037	$3,200	$3,200

		4,200

Kansas 0.2%
Burlington, Kansas Pollution Control Revenue Bonds, (MBIA Insured), Series 1991
7.000% due 06/01/2031	500	525

Kentucky 0.9%
Kentucky State Turnpike Authority Economic Development Road Revenue Bonds, Series 1993
8.450% due 06/06/2012 (a)	3,000	3,171

Louisiana 0.4%
East Baton Rouge Parish, Louisiana Pollution Control Revenue Bond, Series 1989
1.100% due 11/01/2019	1,400	1,400

Maine 0.1%
Eastport, Maine Industrial Development Revenue Bonds, (Wachovia Bank Insured), Series 1989
5.100% due 11/15/2003	300	301

Maryland 2.8%
Maryland State General Obligation Bonds, Series 2002
5.000% due 02/01/2007	5,000	5,529
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, (SPA-Suntrust Bank Insured), Series 2002
1.200% due 10/01/2037 (a)	4,100	4,100

		9,629

Massachusetts 4.3%
Massachusetts Housing Finance Agency Revenue Bonds, (AMBAC Insured), Series 1993
5.950% due 10/01/2008	250	255
Massachusetts Municipal Wholesale Electric Company Power Supply System Revenue Bonds, (AMBAC Insured), Series 1993
5.450% due 07/01/2018	1,600	1,647
Massachusetts State Development Finance Agency Revenue Bonds, Series 2002
1.150% due 07/01/2029 (a)	1,200	1,200
Massachusetts State General Obligation Bonds, (FGIC Government of Commonwealth Insured), Series 2002
5.500% due 11/01/2014	2,000	2,306
Massachusetts State General Obligation Bonds, Series 1998
5.250% due 04/01/2011	1,000	1,137
Massachusetts State General Obligation Bonds, Series 2001
5.250% due 12/01/2007	1,000	1,128
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, (FSA Insured), Series 1997
1.100% due 07/01/2027 (a)	2,000	2,000
Massachusetts State Housing Finance Agency Revenue Bonds, (FSA Insured), Series 2003
1.150% due 12/01/2037 (a)	4,000	4,000
Massachusetts State Water Resources Authority Revenue Bonds, (Landsbank Insured), Series 2002
1.150% due 08/01/2017	800	800

		14,473

Michigan 5.7%
Detroit, Michigan General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 04/01/2006	4,000	4,384
Holt, Michigan Public Schools General Obligation Bonds, (Q-SBLF Insured), Series 2002
1.150% due 05/01/2030	6,000	6,000
Kalamazoo, Michigan Hospital Financing Authority Revenue Bonds, Series 1977
6.750% due 04/01/2003	210	210
Michigan State Building Authority Revenue Bonds, (SPA-Westdeutsche Landesbank Insured), Series 2002
1.100% due 10/15/2036 (a)	500	500
Michigan State Comprehensive Transportation Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2005	2,000	2,149
Michigan State Environmental Protection General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	3,279
Michigan State Strategic Funding Ltd. Obligation Revenue Bonds, Series 1991
7.100% due 02/01/2006	2,500	2,682

		19,204

Missouri 0.7%
Missouri Financial Board of Development of Cultural Facilities Revenue Bonds, Series 2001
1.200% due 12/01/2031 (a)	1,000	1,000
Missouri State Health & Educational Facilities Authority Revenue Bonds, (SPA-Landesbank Hessen Insured), Series 2003
1.150% due 02/15/2033 (a)	400	400
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 1996
1.150% due 09/01/2030 (a)	800	800
Missouri State Housing Development Community Mortgage Revenue Bonds, (GNMA/FNMA Insured), Series 1996
7.100% due 09/01/2027	80	83

		2,283

Nevada 0.5%
Clark County, Nevada School District General Obligation Bonds, (FSA Insured), Series 2001
1.000% due 06/15/2021 (a)	1,600	1,600

New Hampshire 0.9%
New Hampshire Health & Education Facilities Authority Revenue Bonds, (SPA-JP Morgan Chase Bank Insured), Series 2003
1.000% due 06/01/2023	3,000	3,000

New Jersey 4.5%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	500	619
6.375% due 04/01/2031	1,000	1,239
New Jersey State Educational Facilities Authority Revenue Bonds, Series 2002
1.100% due 07/01/2022	1,600	1,600
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 1999
5.500% due 06/15/2008	5,000	5,693
5.625% due 06/15/2013	3,000	3,465
New Jersey Wastewater Treatment Trust Revenue Bonds, (MBIA Insured), Series 1997
7.000% due 05/15/2009	1,020	1,249
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,500	1,414

		15,279

New Mexico 0.3%
New Mexico State Severance Special Tax, Series 2001
5.000% due 07/01/2007	1,000	1,110

New York 10.9%
New York City Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 1992
1.200% due 06/15/2022 (a)	800	800
New York City Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 1993
1.200% due 06/15/2023 (a)	3,100	3,100
New York City Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 1994
1.150% due 06/15/2024 (a)	6,100	6,100
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029 (a)	2,500	2,736
New York Local Government Assistance Corporation Revenue Bonds, (FSA Insured), Series 2003
1.150% due 04/01/2022	300	300
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	800	915
New York State Thruway Authority Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 04/01/2007	3,000	3,353
New York State Thruway Service Contract Revenue Bonds, Series 2002
5.250% due 04/01/2010	3,000	3,343
New York State Urban Development Corporate Revenue Bonds, (FSA Insured), Series 1994
6.500% due 01/01/2011	4,000	4,814
New York State Urban Development Corporate Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,000	2,211
New York, New York General Obligation Bonds, (FGIC Insured), Series 1992
1.150% due 02/01/2022 (a)	1,225	1,225
New York, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	2,505	2,765

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	21

Schedule of Investments (Cont.)

Short Duration Municipal Income Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

New York, New York General Obligation Bonds, Series 2002
5.750% due 08/01/2014	$1,425	$1,559
TSASC, Inc. Revenue Bonds, Series 1999
5.400% due 07/15/2012	1,700	1,757
TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	2,000	1,961

		36,939

North Carolina 3.2%
Charlotte, North Carolina Water & Sewer Systems Revenue Bonds, (SPA Union National Bank Insured), Series 2002
1.150% due 07/01/2027	1,000	1,000
Greensboro, North Carolina General Obligation Bonds (SPA-Wachovia Bank of North Carolina Insured), Series 1994
1.150% due 04/01/2011	1,200	1,200
Guilford County, North Carolina General Obligation Bonds (SPA-Bank of America Insured), Series 2002
1.150% due 10/01/2022 (a)	2,500	2,500
Mecklenburg County, North Carolina General Obligation, (Bank of America Insured), Series 2000
1.150% due 04/01/2018 (a)	800	800
Mecklenburg County, North Carolina General Obligation, (Bank of America Insured), Series 2002
1.150% due 02/01/2021 (a)	2,500	2,500
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,148
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds, (MBIA Insured), Series 1993
7.920% due 01/01/2020 (a)	1,000	1,040
North Carolina State General Obligation Bonds, (Landesbank Hessen Insured), Series 2002
1.070% due 05/01/2021 (a)	750	750

		10,938

Oklahoma 0.1%
Tulsa, Oklahoma Apartments Improvement Trust General Revenue Bonds, (FGIC Insured), Series 1978
6.400% due 06/01/2006	320	345

Pennsylvania 3.2%
Beaver Falls, Pennsylvania Municipal Authority Water & Hydroelectric Revenue Bonds, (AMBAC Insured), Series 2003
4.000% due 06/01/2005	1,325	1,373
5.000% due 06/01/2006	1,400	1,501
5.000% due 06/01/2007	1,390	1,508
Deer Lakes, Pennsylvania School District, (MBIA State Aid Withholding Insured), Series 1995
6.000% due 01/15/2006	150	155
Delaware River Joint Toll Bridge Commission Pennsylvania Revenue Bonds, Series 2003
5.250% due 07/01/2013	2,975	3,261
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, (MBIA Insured), Series 2002
1.200% due 07/01/2031	2,000	2,000
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2002
1.200% due 07/01/2022 (a)	1,000	1,000

		10,798

Puerto Rico 1.6%
Childrens Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010	250	292
Puerto Rico Commonwealth Revenue Notes, Series 2003
2.500% due 07/30/2003	5,000	5,025

		5,317

Rhode Island 0.9%
Rhode Island State Industrial Facilities Corp. Revenue Bonds, Series 2001
1.100% due 02/01/2025 (a)	2,950	2,950

Tennessee 1.8%
Metropolitan Government of Nashville & Davidson County Tennessee General Obligation Bonds, Series 1993
5.250% due 05/15/2006	3,000	3,315
Nashville & Davidson County, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	465	526
Shelby County, Tennessee General Obligation Bonds, Series 2001
4.500% due 11/01/2004	2,000	2,101

		5,942

Texas 10.9%
Dallas, Texas General Obligation Bonds, Series 2001
3.000% due 08/15/2004	300	307
Denton, Texas Utility System Revenue Bonds, (FSA Insured), Series 2002
4.250% due 12/01/2004	800	839
Gulf Coast Waste Disposal Authority Revenue Bonds, Series 1995
1.000% due 10/01/2024 (a)	1,000	1,000
Gulf Coast, Texas Waste Disposal Authority Pollution Control Revenue Bonds, Series 1995
1.125% due 06/01/2020	1,300	1,300
Harris County, Texas Flood Control General Obligation Bonds, Series 2002
3.200% due 10/01/2006	940	982
Harris County, Texas Health Facilities Development Revenue Bonds, (MBIA Insured), Series 1999
1.200% due 10/01/2029 (a)	6,255	6,255
Harris County, Texas Industrial Development Corporation Revenue Bonds, Series 1984
1.200% due 03/01/2024 (a)	2,700	2,700
Harris County, Texas Municipal Utility District No. 203, (MBIA Insured), Series 1990
0.000% due 09/01/2015	285	129
Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.125% due 12/15/2009	1,000	1,188
6.800% due 12/15/2011	3,000	3,729
Hurst Euless Bedford, Texas Independent School District General Obligation Bonds, PSF-GTD Insured), Series 1994
6.500% due 08/15/2024	1,000	1,066
Laredo, Texas General Obligation Bonds, (FGIC Insured), Series 1996
5.250% due 02/15/2009	400	436
North Central, Texas Health Facility Development Corp. Revenue Bonds, Series 1985
1.150% due 10/01/2015 (a)	2,000	2,000
Odessa, Texas Junior College District Revenue Bonds, Series 1995
8.125% due 12/01/2018	270	311
Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
4.000% due 05/01/2028	500	500
San Antonio, Texas Airport System Revenue Bonds, (AMBAC Insured), Series 1991
7.375% due 07/01/2012	425	440
San Antonio, Texas Water Revenue Bonds, Series 2003
1.150% due 05/15/2033	2,500	2,500
Southeast Texas Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	935	1,108
Texas State General Obligation Bonds, Series 2002
5.250% due 08/01/2010	1,050	1,182
Texas State Turnpike Systems Authority Revenue Bonds, Series 2002
5.000% due 06/01/2007	2,000	2,213
Texas State Water Financial Assistance, Series 2002
5.000% due 08/01/2009	685	765
Texas Water Development Board Revenue Bonds, (JP Morgan Chase Bank Insured), Series 2003
1.150% due 07/15/2022 (a)	5,565	5,565
University of Texas Revenue Bonds, Series 2001
1.150% due 08/15/2013 (a)	600	600

		37,115

Utah 0.2%
Utah Water Financing Agency Revenue Bonds, (AMBAC Insured), Series 2002
4.000% due 07/01/2004	425	440
Utah Water Financing Agency Revenue Bonds, (AMBAC Insured), Series 2002
3.500% due 07/01/2005	300	313

		753

Virgin Islands 0.2%
Virgin Islands Government Refinery Facility Revenue Bonds, Series 2002
6.500% due 07/01/2021	775	786

Virginia 2.1%
Loudoun County, Virginia Industrial Development Authority Revenue Bonds, Series 2003
1.125% due 02/15/2038 (a)	1,000	1,000
1.150% due 02/15/2038 (a)	800	800
Virginia Polytechnic Institute & State University Revenue Bonds, Series 1996
5.400% due 06/01/2012	1,400	1,513

22	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Virginia State Public Facilities Authority Revenue Bonds, Series 2003
5.000% due 08/01/2006	$3,580	$3,956

		7,269

Washington 4.1%
Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
5.250% due 06/01/2010	8,245	8,152
Washington State Health Care Facilities Authority Revenue Bonds, (SPA-JP Morgan Chase Bank Insured), Series 2002
1.200% due 12/01/2030	2,200	2,200
Washington State Public Power Supply System & Nucleur Project No. 1 Revenue Bonds, (AMBAC Insured), Series1996
6.000% due 07/01/2007	1,000	1,141
Washington State Public Power Supply System & Nucleur Project No. 2 Revenue Bonds, (MBIA-IBC Insured), Series1993
5.500% due 07/01/2006	2,100	2,335

		13,828

West Virginia 0.1%
Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	160	190

Wisconsin 4.3%
Badger Tobacco Asset Securitization Corporation Revenue Bonds, Series 2002
5.000% due 06/01/2008	2,240	2,257
5.500% due 06/01/2005	5,635	5,879
Marshfield, Wisconsin Hospital Facilities Revenue Bonds, Series 1978
6.625% due 04/01/2006	705	753
South Milwaukee, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
3.000% due 04/01/2007	275	283
3.750% due 04/01/2009	240	250
South Milwaukee, Wisconsin School District, (FGIC Insured), Series 2002
3.750% due 04/01/2010	275	282
Two Rivers, Wisconsin Public School District General Obligation Bonds, (FSA Insured), Series 2002
4.250% due 03/01/2013	1,255	1,297
Wisconsin Housing and Economic Development Revenue Bonds, (MBIA Government of Authority Insured), Series 2002
4.500% due 05/01/2010	1,095	1,137
Wisconsin State Clean Water Revenue Bonds, Series 1998
5.500% due 06/01/2014	2,000	2,303

		14,441

Wyoming 0.2%
Lincoln County, Wyoming Pollution Control Revenue Bonds, Series 1984
1.000% due 11/01/2014	800	800

Total Municipal Bonds & Notes (Cost $331,147)		335,099

SHORT-TERM INSTRUMENTS 0.5%
Money Market Fund 0.1%
SSgA Tax Free Money Market 0.620% due 04/01/2003	$363	$363

U.S. Treasury Bills 0.4%
1.145% due 05/08/2003-05/15/2003 (b)(c)	1,435	1,433

Total Short-Term Instruments (Cost $1,796)		1,796

Total Investments 99.4% (Cost $332,943)		$336,895
Other Assets and Liabilities (Net) 0.6%		2,037

Net Assets 100.0%		$338,932

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Securities with an aggregate market value of $1,433 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

U.S. Treasury 5 Year Note (06/2003)—Short	320	$3
U.S. Treasury 10 Year Note (06/2003)—Short	280	195
U.S. Treasury 30 Year Bond (06/2003)—Short	125	(7)

		$191

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	23

F inancial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
California Intermediate Municipal Bond Fund
Class A
03/31/2003	$10.16	$0.40(a)	$0.12(a)	$0.52	$(0.41)	$(0.05)

03/31/2002	10.60	0.46(a)	(0.07)(a)	0.39	(0.43)	(0.40)

03/31/2001	10.05	0.43(a)	0.57(a)	1.00	(0.42)	(0.03)

10/19/1999—03/31/2000	9.94	0.18(a)	0.12(a)	0.30	(0.17)	(0.02)

California Municipal Bond Fund
Class A
03/31/2003	$10.02	$0.41(a)	$0.36(a)	$0.77	$(0.42)	$(0.01)

03/31/2002	10.35	0.32(a)	0.08(a)	0.40	(0.34)	(0.39)

07/31/2000—03/31/2001	10.35	0.27(a)	0.46(a)	0.73	(0.30)	(0.43)

Municipal Bond Fund
Class A
03/31/2003	$10.03	$0.42(a)	$0.18(a)	$0.60	(0.42)	$(0.03)

03/31/2002	10.02	0.47(a)	0.12(a)	0.59	(0.47)	(0.11)

03/31/2001	9.47	0.44(a)	0.55(a)	0.99	(0.44)	0.00

03/31/2000	10.12	0.43(a)	(0.65)(a)	(0.22)	(0.43)	0.00

03/31/1999	9.97	0.41(a)	0.15(a)	0.56	(0.41)	0.00

Class B
03/31/2003	10.03	0.34(a)	0.19(a)	0.53	(0.35)	(0.03)

03/31/2002	10.02	0.39(a)	0.12(a)	0.51	(0.39)	(0.11)

03/31/2001	9.47	0.37(a)	0.55(a)	0.92	(0.37)	0.00

03/31/2000	10.12	0.36(a)	(0.65)(a)	(0.29)	(0.36)	0.00

03/31/1999	9.97	0.34(a)	0.14(a)	0.48	(0.33)	0.00

Class C
03/31/2003	10.03	0.37(a)	0.18(a)	0.55	(0.37)	(0.03)

03/31/2002	10.02	0.42(a)	0.12(a)	0.54	(0.42)	(0.11)

03/31/2001	9.47	0.39(a)	0.55(a)	0.94	(0.39)	0.00

03/31/2000	10.12	0.38(a)	(0.65)(a)	(0.27)	(0.38)	0.00

03/31/1999	9.97	0.36(a)	0.15(a)	0.51	(0.36)	0.00

New York Municipal Bond Fund
Class A
03/31/2003	$10.35	$0.37(a)	$0.48(a)	$0.85	$(0.40)	$(0.12)

03/31/2002	10.64	0.44(a)	0.18(a)	0.62	(0.45)	(0.46)

03/31/2001	9.94	0.43(a)	0.77(a)	1.20	(0.41)	(0.09)

10/19/1999—03/31/2000	9.90	0.16(a)	0.07(a)	0.23	(0.17)	(0.02)

Short Duration Municipal Income Fund
Class A
03/31/2003	$10.17	$0.22(a)	$(0.01)(a)	$0.21	$(0.22)	$0.00

Class C
03/31/2003	10.17	0.19(a)	(0.01)(a)	0.18	(0.19)	0.00

24	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

California Intermediate Municipal Bond Fund
Class A
03/31/2003	$(0.46)	$10.22	5.13%	$58,325	0.87	%(g)	3.86%	101%

03/31/2002	(0.83)	10.16	3.76	22,828	0.86	(b)	4.39	94

03/31/2001	(0.45)	10.60	10.19	29,035	0.86	(b)	4.19	257

10/19/1999—03/31/2000	(0.19)	10.05	2.94	1,793	0.85	*(c)	3.96 *	357

California Municipal Bond Fund
Class A
03/31/2003	$(0.43)	$10.36	7.74%	$5,830	0.87	%(g)	3.97%	221%

03/31/2002	(0.73)	10.02	3.81	2,037	0.87	(b)	3.10	164

07/31/2000—03/31/2001	(0.73)	10.35	7.72	706	0.85	*(d)	3.89 *	338

Municipal Bond Fund
Class A
03/31/2003	$(0.45)	$10.18	6.08%	$65,254	0.86	%(g)	4.05%	108%

03/31/2002	(0.58)	10.03	5.94	21,295	0.85		4.60	231

03/31/2001	(0.44)	10.02	10.74	11,381	0.85		4.52	306

03/31/2000	(0.43)	9.47	(2.16)	8,666	0.85		4.44	145

03/31/1999	(0.41)	10.12	5.67	7,020	0.86	(b)	4.10	70

Class B
03/31/2003	(0.38)	10.18	5.29	43,553	1.61	(g)	3.32	108

03/31/2002	(0.50)	10.03	5.15	18,535	1.60		3.85	231

03/31/2001	(0.37)	10.02	9.92	8,513	1.60		3.79	306

03/31/2000	(0.36)	9.47	(2.89)	5,314	1.60		3.69	145

03/31/1999	(0.33)	10.12	4.88	6,070	1.61	(e)	3.33	70

Class C
03/31/2003	(0.40)	10.18	5.55	92,101	1.36	(g)	3.59	108

03/31/2002	(0.53)	10.03	5.42	48,265	1.35		4.10	231

03/31/2001	(0.39)	10.02	10.20	30,539	1.35		4.06	306

03/31/2000	(0.38)	9.47	(2.64)	28,674	1.35		3.94	145

03/31/1999	(0.36)	10.12	5.13	37,913	1.35		3.60	70

New York Municipal Bond Fund
Class A
03/31/2003	$(0.52)	$10.68	8.36%	$11,739	0.88	%(g)	3.49%	227%

03/31/2002	(0.91)	10.35	6.09	2,210	0.87	(b)	4.22	204

03/31/2001	(0.50)	10.64	12.38	186	0.86	(b)	4.15	973

10/19/1999—03/31/2000	(0.19)	9.94	2.30	10	0.89	*(b)(f)	3.68 *	270

Short Duration Municipal Income Fund

Class A
03/31/2003	$(0.22)	$10.16	2.07%	$207,709	0.82	%(g)	2.16%	152%

Class C
03/31/2003	(0.19)	10.16	1.77	45,755	1.12	(g)	1.88	152

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.85%.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.63%.
(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.43%.
(e)	Ratio of expenses to average net assets excluding interest expense is 1.60%.
(f)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.88%.
(g)	Effective January 1, 2003, the administrative expense was increased to 0.40%.

See accompanying notes I 3.31.03 I PIMCO Funds Annual Report	25

Statements of Assets and Liabilities

March 31, 2003

Amounts in thousands, except per share amounts	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund
Assets:
Investments, at value	$155,672	$15,015	$390,558	$16,005	$336,895
Cash	0	0	1	86	1
Receivable for investments sold	500	1,234	0	0	0
Receivable for Fund shares sold	1,337	51	681	122	4,249
Interest and dividends receivable	2,046	193	5,663	188	3,194

	159,555	16,493	396,903	16,401	344,339

Liabilities:
Payable for investments purchased	$1,606	$1,222	$2,248	$0	$3,505
Payable for Fund shares redeemed	283	0	524	3	1,211
Dividends payable	115	5	342	13	100
Accrued investment advisory fee	32	3	78	3	51
Accrued administration fee	37	3	103	5	89
Accrued distribution fee	0	0	77	0	10
Accrued servicing fee	13	1	44	3	49
Variation margin payable	270	36	636	36	383
Recoupment payable to Manager	10	1	0	0	9

	2,366	1,271	4,052	63	5,407

Net Assets	$157,189	$15,222	$392,851	$16,338	$338,932

Net Assets Consist of:
Paid in capital	$154,071	$14,901	$389,310	$16,131	$340,385
Undistributed (overdistributed) net investment income	300	2	(38)	(7)	(27)
Accumulated undistributed net realized (loss)	(3,268)	(185)	(10,192)	(157)	(5,569)
Net unrealized appreciation	6,086	504	13,771	371	4,143

	$157,189	$15,222	$392,851	$16,338	$338,932

Net Assets:
Class A	$58,325	$5,830	$65,254	$11,739	$207,709
Class B	0	0	43,553	0	0
Class C	0	0	92,101	0	45,755
Other Classes	98,864	9,392	191,943	4,599	85,468

Shares Issued and Outstanding:
Class A	5,708	563	6,407	1,099	20,439
Class B	0	0	4,277	0	0
Class C	0	0	9,044	0	4,502

Net Asset Value and Redemption Price* Per Share
(Net Assets Per Share Outstanding)
Class A	$10.22	$10.36	$10.18	$10.68	$10.16
Class B	0.00	0.00	10.18	0.00	0.00
Class C	0.00	0.00	10.18	0.00	10.16

Cost of Investments Owned	$149,923	$14,555	$377,641	$15,678	$332,943

*	With respect to the Retail Classes, the redemption price varies by the length of time the shares are held.

26	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Statements of Operations

For the year ended March 31, 2003

Amounts in thousands	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund
Investment Income:
Interest	$7,172	$790	$15,918	$447	$5,566
Miscellaneous income	0	0	1	0	1

Total Income	7,172	790	15,919	447	5,567

Expenses:
Investment advisory fees	375	40	803	25	370
Administration fees	401	42	991	33	584
Distribution fees—Class B	0	0	245	0	0
Distribution fees—Class C	0	0	384	0	58
Servicing fees—Class A	116	12	123	17	266
Servicing fees—Class B	0	0	82	0	0
Servicing fees—Class C	0	0	192	0	48
Distribution and/or servicing fees—Other Classes	15	2	197	1	10
Trustees’ fees	1	0	1	0	1
Interest expense	2	2	0	0	0
Miscellaneous expense	7	1	0	1	8

Total Expenses	917	99	3,018	77	1,345

Net Investment Income	6,255	691	12,901	370	4,222

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(1)	234	149	200	(20)
Net realized (loss) on futures contracts, written options and swaps	(2,971)	(179)	(9,902)	(110)	(5,548)
Net change in unrealized appreciation on investments	3,800	303	11,907	207	3,740
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	41	8	415	(50)	191

Net Gain (Loss)	869	366	2,569	247	(1,637)

Net Increase in Assets Resulting from Operations	$7,124	$1,057	$15,470	$617	$2,585

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	27

Statements of Changes in Net Assets

Amounts in thousands	California Intermediate Municipal Bond Fund		California Municipal Bond Fund
Increase (Decrease) in Net Assets from:	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002
Operations:
Net investment income	$6,255	$4,536	$691	$566
Net realized gain (loss)	(2,972)	2,479	55	213
Net change in unrealized appreciation (depreciation)	3,841	(2,953)	311	(235)

Net increase resulting from operations	7,124	4,062	1,057	544

Distributions to Shareholders:
From net investment income
Class A	(1,788)	(865)	(185)	(87)
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	(4,468)	(3,370)	(506)	(447)
From net realized capital gains
Class A	(260)	(462)	(3)	(233)
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	(502)	(2,591)	(7)	(385)

Total Distributions	(7,018)	(7,288)	(701)	(1,152)

Fund Share Transactions:
Receipts for shares sold
Class A	56,939	22,828	6,118	7,047
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	52,283	58,792	7,720	8,220
Issued as reinvestment of distributions
Class A	1,289	1,088	145	274
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	4,514	5,831	507	836
Cost of shares redeemed
Class A	(22,448)	(29,857)	(2,538)	(5,637)
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	(45,034)	(64,380)	(8,804)	(11,071)
Net increase (decrease) resulting from Fund share transactions	47,543	(5,698)	3,148	(331)

Total Increase (Decrease) in Net Assets	47,649	(8,924)	3,504	(939)

Net Assets:
Beginning of period	109,540	118,464	11,718	12,657
End of period*	$157,189	$109,540	$15,222	$11,718

*Including undistributed (overdistributed) net investment income of:	$300	$636	$2	$7

28	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Amounts in thousands	Municipal Bond Fund		New York Municipal Bond Fund		Short Duration Municipal Income Fund
Increase (Decrease) in Net Assets from:	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002
Operations:
Net investment income	$12,901	$4,866	$370	$228	$4,222	$591
Net realized gain (loss)	(9,753)	1,501	90	22	(5,568)	14
Net change in unrealized appreciation (depreciation)	12,322	(979)	157	100	3,931	24

Net increase resulting from operations	15,470	5,388	617	350	2,585	629

Distributions to Shareholders:
From net investment income
Class A	(2,004)	(730)	(240)	(52)	(2,307)	0
Class B	(1,086)	(478)	0	0	0	0
Class C	(2,749)	(1,574)	0	0	(365)	0
Other Classes	(7,031)	(2,114)	(129)	(173)	(1,537)	(592)
From net realized capital gains
Class A	(182)	(188)	(107)	(69)	0	0
Class B	(117)	(142)	0	0	0	0
Class C	(265)	(430)	0	0	0	0
Other Classes	(585)	(446)	(44)	(157)	0	(54)

Total Distributions	(14,019)	(6,102)	(520)	(451)	(4,209)	(646)

Fund Share Transactions:
Receipts for shares sold
Class A	78,220	30,765	10,576	4,536	289,584	0
Class B	31,117	12,917	0	0	0	0
Class C	57,521	23,936	0	0	56,516	0
Other Classes	208,949	91,914	3,838	581	79,498	22,089
Issued as reinvestment of distributions
Class A	1,283	502	272	104	1,875	0
Class B	550	284	0	0	0	0
Class C	1,738	1,271	0	0	261	0
Other Classes	6,299	2,329	96	301	1,542	641
Cost of shares redeemed
Class A	(35,421)	(21,197)	(1,344)	(2,577)	(82,669)	0
Class B	(6,699)	(3,083)	0	0	0	0
Class C	(15,732)	(7,304)	0	0	(10,833)	0
Other Classes	(124,696)	(23,485)	(2,355)	(1,738)	(26,594)	(4,993)
Net increase (decrease) resulting from Fund share transactions	203,129	108,849	11,083	1,207	309,180	17,737

Total Increase (Decrease) in Net Assets	204,580	108,135	11,180	1,106	307,556	17,720

Net Assets:
Beginning of period	188,271	80,136	5,158	4,052	31,376	13,656
End of period*	$392,851	$188,271	$16,338	$5,158	$338,932	$31,376

*Including undistributed (overdistributed) net investment income of:	$(38)	$553	$(7)	$(8)	$(27)	$(9)

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	29

Notes to Financial Statements

March 31, 2003

1. Organization

PIMCO Funds: Pacific Investment Management Series (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 48 separate investment funds (the “Funds”). The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor class had not commenced operations as of March 31, 2003. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the A, B and C Classes (the “Retail Classes”) of the Municipal Bonds Funds. Certain detailed financial information for the Institutional, Administrative, A, B, C and D Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, of each Fund are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of each Fund are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of each Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its

30	PIMCO Funds Annual Report I 03.31.03

taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. Certain Funds may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income in the Statements of Operations. If the counterparty to whom the Fund sells the security becomes insolvent, a Fund’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Fund with the proceeds of a financing transaction may not exceed transaction costs. The Fund will designate assets determined to be liquid by PIMCO or otherwise cover its obligations under financing transactions.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Options Contracts. Certain Funds may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Swap Agreements. Certain Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the

03.31.03 I PIMCO Funds Annual Report	31

Notes to Financial Statements(Cont.)

March 31, 2003

swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of miscellaneous income on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Short Sales. Certain Funds have entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Delayed Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.20% for the Short Duration Municipal Income Fund; and 0.25% for all other Funds.

32	PIMCO Funds Annual Report I 03.31.03

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class’ average daily net assets. Effective January 1, 2003, the administrative fee for the A, B and C Classes for the California Intermediate Municipal Bond, California Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds were increased from 0.35% to 0.40% of each Fund’s average daily net assets. The Administration Fee for the Institutional Classes is charged at the annual rate of 0.19% for the Short Duration Municipal Income Fund; 0.24% for the Municipal Bond Fund2; and 0.22% for all other Funds1. The Administration Fee for Class D is charged at the annual rate of 0.35% for all Funds.

[1]	Effective October 1, 2001, the Funds’ Administrative Fees were reduced by 0.02% to 0.22% per annum.

[2]	Effective October 1, 2001, the Funds’ Administrative Fee was reduced by 0.01% to 0.24% per annum.

Distribution and Servicing Fees. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to PAD was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2003.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates PAD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid PAD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)

Class A
All Funds	—	0.25
Class B
All Funds	0.75	0.25
Class C
Municipal Bond Fund	0.50	0.25
Short Duration Municipal Income Fund	0.30	0.25
All other Funds	0.75	0.25
Class D
All Funds	—	0.25

PAD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2003 PAD received $1,005,410 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of California Intermediate Municipal Bond, California Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds administrative fees to the extent that the payment of

03.31.03 I PIMCO Funds Annual Report	33

each Fund’s pro rata share of Trustee fees and organizational expenses cause the actual expense ratios to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Inst’l. Class	Admn. Class	Class A	Class C	Class D

California Intermediate Municipal Bond Fund	0.47%	0.72%	0.90%	—	0.85%
California Municipal Bond Fund	0.47%	0.72%	0.90%	—	0.85%
New York Municipal Bond Fund	0.47%	—	0.90%	—	0.85%
Short Duration Municipal Income Fund	0.39%	0.64%	0.85%	1.15%	0.80%

PIMCO may be reimbursed for these waived amounts in future periods. Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2003, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
	Purchases	Sales	Purchases	Sales

California Intermediate Municipal Bond Fund	$9,556	$19,089	$165,543	$124,994
California Municipal Bond Fund	0	112	37,280	34,697
Municipal Bond Fund	15,768	31,496	491,230	315,985
New York Municipal Bond Fund	0	0	33,186	22,557
Short Duration Municipal Income Fund	0	0	583,381	279,033

34	PIMCO Funds Annual Report I 03.31.03

5. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	California Intermediate Municipal Bond Fund				California Municipal Bond Fund				Municipal Bond Fund
	Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	5,515	$56,939	2,190	$22,828	590	$6,118	662	$7,047	7,625	$78,220	3,035	$30,765
Class B	0	0	0	0	0	0	0	0	3,031	31,117	1,274	12,917
Class C	0	0	0	0	0	0	0	0	5,601	57,521	2,360	23,936
Other Classes	5,062	52,283	5,617	58,792	742	7,720	796	8,220	20,381	208,949	9,110	91,914

Issued as reinvestment of distributions
Class A	125	1,289	104	1,088	14	145	27	274	125	1,283	50	502
Class B	0	0	0	0	0	0	0	0	54	550	28	284
Class C	0	0	0	0	0	0	0	0	170	1,738	126	1,271
Other Classes	438	4,514	563	5,831	49	507	81	836	615	6,299	231	2,329

Cost of shares redeemed
Class A	(2,179)	(22,448)	(2,787)	(29,857)	(244)	(2,538)	(554)	(5,637)	(3,465)	(35,421)	(2,099)	(21,197)
Class B	0	0	0	0	0	0	0	0	(655)	(6,699)	(305)	(3,083)
Class C	0	0	0	0	0	0	0	0	(1,538)	(15,732)	(723)	(7,304)
Other Classes	(4,360)	(45,034)	(6,083)	(64,380)	(850)	(8,804)	(1,066)	(11,071)	(12,134)	(124,696)	(2,320)	(23,485)

Net increase (decrease) resulting from Fund share transactions	4,601	$47,543	(396)	$(5,698)	301	$3,148	(54)	$(331)	19,810	$203,129	10,767	$108,849

	New York Municipal Bond Fund				Short Duration Municipal Income Fund
	Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	986	$10,576	435	$4,536	28,361	$289,584	0	$0
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	5,537	56,516	0	0
Other Classes	359	3,838	54	581	7,782	79,498	2,168	22,089

Issued as reinvestment of distributions
Class A	25	272	10	104	184	1,875	0	0
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	26	261	0	0
Other Classes	9	96	29	301	151	1,542	63	641

Cost of shares redeemed
Class A	(126)	(1,344)	(248)	(2,577)	(8,106)	(82,669)	0	0
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	(1,061)	(10,833)	0	0
Other Classes	(221)	(2,355)	(163)	(1,738)	(2,609)	(26,594)	(489)	(4,993)

Net increase resulting from Fund share transactions	1,032	$11,083	117	$1,207	30,265	$309,180	1,742	$17,737

03.31.03 I PIMCO Funds Annual Report	35

Notes to Financial Statements (Cont.)

March 31, 2003

6. Federal Income Tax Matters

As of March 31, 2003, the components of distributable taxable earnings were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Appreciation/ (Depreciation) on Derivatives and Foreign Currency Denominated Assets/Liabilities(1)	Other Book-to-Tax Accounting Differences(2)	Accumulated Capital Losses(3)	Post-October Deferral(4)
California Intermediate Municipal Bond Fund	$304	$0	$(1)	$(4)	$(2)	$(2,928)
California Municipal Bond Fund	14	57	(1)	(12)	0	(198)
Municipal Bond Fund	0	0	(38)	0	(6,846)	(2,492)
New York Municipal Bond Fund	0	33	1	(4)	0	(149)
Short Duration Municipal Income Fund	0	0	(23)	(4)	(19)	(5,359)

(1)	Adjusted for accelerated recognition of unrealized gain/(loss) for certain options, futures, and foreign currency transactions.

(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, namely unamortized organizational costs.

(3)	Capital loss carryovers expire in varying amounts through March 31, 2011.

(4)	Capital losses realized during the period November 1, 2002 through March 31, 2003 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

As of March 31, 2003, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
California Intermediate Municipal Bond Fund	$149,923	$6,594	$(845)	$5,749
California Municipal Bond Fund	14,554	623	(162)	461
Municipal Bond Fund	377,641	17,095	(4,178)	12,917
New York Municipal Bond Fund	15,679	418	(92)	326
Short Duration Municipal Income Fund	332,943	4,348	(396)	3,952

For the fiscal year ended March 31, 2003, the Funds made the following tax basis distributions (amounts in thousands):

	Ordinary Income Distributions(5)	Long-Term Capital Gains Distributions	Return of Capital
California Intermediate Municipal Bond Fund	$6,591	$427	$0
California Municipal Bond Fund	701	0	0
Municipal Bond Fund	13,491	528	0
New York Municipal Bond Fund	370	150	0
Short Duration Municipal Income Fund	4,209	0	0

(5)	Includes short-term capital gains.

36	PIMCO Funds Annual Report I 03.31.03

Report of Independent Accountants

To the Trustees and Class A, Class B and Class C Shareholders of the PIMCO Funds: Pacific Investment Management Series

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and the financial highlights for the Class A, Class B and Class C shares present fairly, in all material respects, the financial position of the California Intermediate Municipal Bond Fund, California Municipal Bond Fund, Municipal Bond Fund, New York Municipal Bond Fund, Short Duration Municipal Income Fund and (hereafter referred to as the “Funds”) at March 31, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights of the Funds for the Class A, Class B and Class C shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2003 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 27, 2003

03.31.03 I PIMCO Funds Annual Report	37

Federal Income Tax Information

(unaudited)

As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2003) regarding the status of the certain dividends paid or received.

For the benefit of shareholders of the California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds, this is to inform you that 95.71%, 99.54%, 98.97%, 99.25% and 100.00%, respectively, of the dividends paid by the Funds during its fiscal year qualify as exempt-interest dividends.

The California Municipal Bond has designated an additional $10,268 of capital gain distributions for federal income tax purposes.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2004, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2003.

38	PIMCO Funds Annual Report I 03.31.03

Trustees and Officers of the PIMCO Funds: Pacific Investment Management Series (Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees Brent R. Harris* (43) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO; Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Chairman, Director and President, PIMCO Strategic Global Government Fund, Inc.; Director, PIMCO Luxembourg S.A.; and Board of Governors and Executive Committee, Investment Company Institute.	71	None

R. Wesley Burns* (43) President and Trustee	07/1987 to present (since 11/1997 as Trustee)	Director, PIMCO; President and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; President and Trustee, PIMCO Variable Insurance Trust; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.; Director, PIMCO Funds: Global Investors Series plc; and Director, PIMCO Global Advisors (Ireland) Limited. Formerly, Managing Director, PIMCO and Executive Vice President, PIMCO Funds: Multi-Manager Series.	70	None

Independent Trustees Guilford C. Babcock (71) Trustee	04/1987 to present	Professor of Finance Emeritus, University of Southern California; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, San Marino Community Church.	70	Director, Growth Fund of America and Fundamental Investors Fund of the Capital Group.

E. Philip Cannon (62) Trustee	03/2000 to present	Proprietor, Cannon & Company, an affiliate of Inverness Management LLC, (a private equity investment firm); President, Houston Zoo; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO Funds: Multi-Manager Series. Formerly, Headmaster, St. John’s School, Houston, Texas.	114	None

Vern O. Curtis (68) Trustee	02/1995 to present	Private Investor; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust.	70	Director, Public Storage Business Parks, Inc., (a Real Estate Investment Trust); and Director, Fresh Choice, Inc. (restaurant company).

J. Michael Hagan (63) Trustee	03/2000 to present	Private Investor and Business Consultant; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Freedom Communications; Director, Remedy Temp (staffing); Director, Saint Gobain Corporation (manufacturing); Member of the Board of Regents, Santa Clara University; and Member of the Board, Taller San Jose. Formerly, Chairman and CEO, Furon Company (manufacturing).	70	Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

Thomas P. Kemp (72) Trustee	04/1987 to present	Private Investor; Vice Chairman, Board of Regents, Pepperdine University; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust.	70	Chairman, OneTouch Technologies Corp. (electronic systems for long term care facilities).

William J. Popejoy (65) Trustee	07/1993 to 02/1995 and 08/1995 to present	Managing Member, Pacific Capital Investors; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust. Formerly, Director, California State Lottery.	70	Director, First Century Financial Corporation.

*	Each of Mr. Harris and Mr. Burns is an “interested person” of the Fund (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

03.31.03 I PIMCO Funds Annual Report	39

Trustees and Officers of the PIMCO Funds: Pacific Investment Management Series (Unaudited) (Cont.)

Officers of the Trust

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Gregory A. Bishop (41) Senior Vice President	02/2003 to present	Senior Vice President, PIMCO.

William H. Gross (58) Senior Vice President	04/1987 to present	Managing Director and Chief Investment Officer, PIMCO.

Raymond C. Hayes (58) Senior Vice President	02/1995 to present (since 02/2003 as Senior Vice President)	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Margaret Isberg (46) Senior Vice President	02/1996 to present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO.

Steven P. Kirkbaumer (47) Senior Vice President	02/2003 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John S. Loftus (43) Senior Vice President	02/2001 to present	Managing Director, PIMCO.

James F. Muzzy (63) Senior Vice President	04/1987 to present (since 02/2003 as Senior Vice President)	Managing Director, PIMCO.

Douglas J. Ongaro (42) Senior Vice President	08/1995 to present (since 02/2003 as Senior Vice President)	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Mark A. Romano (44) Senior Vice President	02/1998 to present (since 02/2003 as Senior Vice President)	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Jeffrey M. Sargent (40) Senior Vice President	02/1993 to present (since 02/1999 as Senior Vice President)	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Leland T. Scholey (50) Senior Vice President	02/1996 to present	Senior Vice President, PIMCO.

William S. Thompson, Jr. (57) Senior Vice President	11/1993 to present (since 02/2003 as Senior Vice President	Managing Director and Chief Executive Officer, PIMCO.

Jim Johnstone (38) Vice President	02/2002 to present	Vice President, PIMCO. Formerly, Vice President, Fidelity Investments.

Thomas J. Kelleher, III (52) Vice President	02/1998 to present	Vice President, PIMCO.

Kevin D. Kuhner (37) Vice President	02/2003 to present	Vice President, PIMCO. Formerly, Account Manager, PIMCO.

Henrik P. Larsen (33) Vice President	02/1999 to present	Vice President, PIMCO. Formerly, Manager, PIMCO.

Andre J. Mallegol, III (36) Vice President	02/1998 to present	Vice President, PIMCO.

Gail Mitchell (53) Vice President	02/2003 to present	Vice President, PIMCO. Formerly, Account Manager, PIMCO.

***	The Officers of the Fund are re-appointed annually by the Board of Trustees.

40	PIMCO Funds Annual Report I 03.31.03

Officers of the Trust (Cont.)

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Bruce P. Pflug (44) Vice President	02/2003 to present	Senior Vice President, PIMCO.

David J. Pittman (55) Vice President	02/1998 to present	Vice President, PIMCO.

Scott M. Spalding (33) Vice President	02/2002 to present	Vice President, PIMCO. Formerly, associated with PacificCare Healthcare Systems.

Christina L. Stauffer (39) Vice President	02/2003 to present	Vice President, PIMCO. Formerly, Account Manager, PIMCO and a vice president of client services and marketing with Transamerica Investment Management.

Michael J. Willemsen (43) Vice President	11/1988 to present (since 02/2002 as Vice President)	Vice President, PIMCO. Formerly, Manager, PIMCO.

Garlin G. Flynn (56) Secretary	08/1995 to present	Specialist, PIMCO.

John P. Hardaway (45) Treasurer	08/1990 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Erik C. Brown (35) Assistant Treasurer	02/2001 to present	Vice President, PIMCO. Formerly, tax consultant with Deloitte & Touche LLP and PricewaterhouseCoopers LLP.

***	The Officers of the Fund are re-appointed annually by the Board of Trustees.

03.31.03 I PIMCO Funds Annual Report	41

Pacific Investment Management Series

Investment Adviser and Administrator	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Distributor	PIMCO Advisors Distributor LLC, 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC Global Fund Services, Inc., P.O. Box 9688, Providence, RI 02940-9688

Independent Accountant	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert, 1775 Eye Street, N.W., Washington, D.C., 20006-2404

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from PIMCO Funds, you can also call 1-800-426-0107. Telephone representatives are available Monday–Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.pimcoadvisors.com.

42	PIMCO Funds Annual Report I 03.31.03

Receive this document electronically

and eliminate paper mailings

PIMCO Advisors offers you the option to receive your shareholder communications online. This service, called eDelivery, allows you to access annual and semi-annual reports, prospectuses and proxy statements through the Internet, eliminating paper mailings from being sent to your home. To sign up, just go to www.pimcoadvisors.com/edelivery and complete the short enrollment form.

This page is not part of the report

Annual Report

03.31.03

PIMCO Total Return Fund

Share Classes

Ins Institutional

Adm Administrative

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present you with this annual report for PIMCO Funds: Pacific Investment Management Series Total Return Fund. During the fiscal year, the Fund’s net assets grew by more than 37% due to a combination of net subscriptions and performance to finish the 12-month period ended March 31, 2003 at over $72 billion.

The flight to safety that characterized financial markets for much of last year broadened into a move toward higher yielding fixed income securities in the first quarter of 2003. Investors were dissatisfied with money market and Treasury yields near 40-year lows, but remained nervous about stocks amid weak economic growth and geopolitical uncertainty. As a result, capital flocked to U.S. corporate and emerging market bonds that offered substantial yield premiums relative to the safest assets and lower volatility than stocks. Strong fund flows helped these fixed income sectors outperform the broader bond and stock markets.

The broad U.S. bond market, represented by the Lehman Brothers Aggregate Bond Index, gained 11.69% during the year. U.S. Treasury yields declined across the maturity spectrum during the year with yields falling the most on 2-year notes, which finished the period down 2.24% to 1.48%. Treasury yields were volatile during the first quarter of 2003 as investor sentiment regarding safe assets shifted back and forth depending on news about the war with Iraq. For the full quarter, two-year yields fell 12 basis points, but yields on other maturities were little changed. The benchmark 10-year Treasury yield closed 2 basis points lower at 3.80%.

A critical question as the period drew to a close was whether the sluggish U.S. economy, long the engine of growth worldwide, would revive once the situation in Iraq became clarified. Federal Reserve Chairman Alan Greenspan took the optimistic side of this debate. The Fed left the federal funds rate unchanged despite slumping employment, retail sales and consumer confidence. With short-term rates already so low, it was unclear how much additional Fed easing would help. After 5.25% in cuts since 2001, the federal funds rate stood at 1.25%, which meant that the real, or inflation-adjusted, rate was below zero.

On the following pages you will find specific details as to the Fund’s portfolio and total return investment performance including a discussion of those factors that affected investment performance.

We appreciate the trust you have placed in us through your investments, and we will continue to focus our efforts to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-800-927-4648. We also invite you to visit our Web site at www.pimcoadvisors.com or our investment manager’s Web site at www.pimco.com.

Brent R. Harris

Chairman of the Board

April 30, 2003

1	PIMCO Total Return Fund Annual Report I 03.31.03

PIMCO Total Return Fund Performance Summary

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	5 Years*	10 Years*	Since Inception*
Total Return Fund Institutional Class	11.77%	8.26%	8.02%	9.33%
Total Return Fund Administrative Class	11.48%	7.99%	—	8.56%
Lehman Brothers Aggregate Bond Index	11.69%	7.51%	7.23%	—
Lipper Intermediate Investment Grade Debt Fund Average	9.98%	6.37%	6.41%	—
*	Annualized (All Fund returns are net of fees and expenses)

PORTFOLIO INSIGHTS

•	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	The Total Return Fund’s Institutional Class shares outperformed the Lehman Brothers Aggregate Bond Index for the one-year period ended March 31, 2003, returning 11.77% versus 11.69% for the Index.

•	The Fund held slightly above Index duration during most of the year, which had a positive impact on returns as yields generally fell. An emphasis on intermediate maturity securities was positive for returns as rates declined most in this sector.

•	The Fund benefited from an overweight in mortgages, which provided a high quality source of additional yield.

•	An underweight in investment grade corporates hurt returns as this sector performed well due to investor expectations of economic recovery and a demand for higher yielding assets.

•	Euro-zone holdings detracted from performance as European markets underperformed the U.S. given the flight-to-quality driven Treasury rally.

•	A small, high-quality emerging markets exposure was a positive for performance as the Fund was focused on countries with relatively stable economies.

03.31.03 I PIMCO Total Return Fund Annual Report	2

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

$5,000,000 invested at inception

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The average annual total return measures performance assuming that all dividend and capital gain distributions were reinvested. Returns shown do not reflect the deduction of taxes that a shareholder would pay (i) on fund distributions or (ii) the redemption of fund shares. The line graphs assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. The inception date for the Fund’s Institutional Class shares was 5/11/87. The performance of the Administrative Class reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The inception date for the Fund’s Administrative Class shares was 9/08/94.

The credit quality of the investments in the portfolio does not apply to the stability or safety of the fund. The Lipper Averages are calculated by Lipper, Inc. Each Lipper Average is the total return performance average of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges. An investment in the fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. In addition, it is possible to lose money on investments in the fund.

3	PIMCO Total Return Fund Annual Report I 03.31.03

Financial Highlights

Institutional Class Shares

Selected Per Share Data for the Year Ended:	03/31/2003	03/31/2002	03/31/2001		03/31/2000		03/31/1999
Net Asset Value Beginning of Year	$10.41	$10.52	$9.96		$10.36		$10.62
Net Investment Income (a)	0.45	0.55	0.67		0.63		0.63
Net Realized/Unrealized Gain (Loss) on Investments (a)	0.74	0.19	0.56		(0.40)		0.16
Total Income from Investment Operations	1.19	0.74	1.23		0.23		0.79
Dividends from Net Investment Income	(0.46)	(0.55)	(0.67)		(0.63)		(0.63)
Distributions from Net Realized Capital Gains	(0.35)	(0.30)	0.00		0.00		(0.42)
Total Distributions	(0.81)	(0.85)	(0.67)		(0.63)		(1.05)
Net Asset Value End of Year	$10.79	$10.41	$10.52		$9.96		$10.36
Total Return	11.77%	7.15%	12.80%		2.33%		7.60%
Net Assets End of Year (000s)	$41,178,760	$35,230,781	$31,746,629		$24,900,321		$21,711,396
Ratio of Net Expenses to Average Net Assets	0.43%	0.43%	0.49	%(b)	0.54	%(b)	0.43%
Ratio of Net Investment Income to Average Net Assets	4.17%	5.16%	6.57%		6.25%		5.91%
Portfolio Turnover Rate	234%	445%	450%		223%		154%

(a)	Per share amounts based on average number of shares outstanding during the period
(b)	Ratio of expenses to average net assets excluding interest expense is 0.43%.

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	4

Financial Highlights

Administrative Class Shares

Selected Per Share Data for the Year Ended:	03/31/2003	03/31/2002	03/31/2001		03/31/2000		03/31/1999
Net Asset Value Beginning of Year	$10.41	$10.52	$9.96		$10.36		$10.62
Net Investment Income (a)	0.41	0.51	0.64		0.61		0.61
Net Realized/ Unrealized Gain (Loss) on Investments (a)	0.75	0.20	0.56		(0.41)		0.16
Total Income from Investment Operations	1.16	0.71	1.20		0.20		0.77
Dividends from Net Investment Income	(0.43)	(0.52)	(0.64)		(0.60)		(0.61)
Distributions from Net Realized Capital Gains	(0.35)	(0.30)	0.00		0.00		(0.42)
Total Distributions	(0.78)	(0.82)	(0.64)		(0.60)		(1.03)
Net Asset Value End of Year	$10.79	$10.41	$10.52		$9.96		$10.36
Total Return	11.48%	6.89%	12.52%		2.07%		7.33%
Net Assets End of Year (000s)	$16,109,374	$8,900,453	$5,353,222		$3,233,785		$1,972,984
Ratio of Net Expenses to Average Net Assets	0.68%	0.68%	0.74	%(b)	0.79	%(b)	0.68%
Ratio of Net Investment Income to Average Net Assets	3.86%	4.85%	6.31%		6.01%		5.52%
Portfolio Turnover Rate	234%	445%	450%		223%		154%

(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense 0.68%.

5	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

Statement of Assets and Liabilities

March 31, 2003

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$77,164,485
Cash	66,132
Foreign currency, at value	336,687
Receivable for investments sold	4,771,149
Unrealized appreciation on forward foreign currency contracts	8,230
Receivable for Fund shares sold	429,551
Interest and dividends receivable	469,357
Variation margin receivable	73,667
Swap premiums paid	15,755
Unrealized appreciation on swap agreements	31,827

83,366,840

Liabilities:
Payable for investments purchased	$9,907,690
Unrealized depreciation on forward foreign currency contracts	8,685
Payable for financing transactions	36
Written options outstanding	133,846
Payable for Fund shares redeemed	496,330
Dividends payable	37,629
Accrued investment advisory fee	14,360
Accrued administration fee	12,795
Accrued distribution fee	6,597
Accrued servicing fee	2,997
Swap premiums received	8,383
Unrealized depreciation on swap agreements	50,889
Other liabilities	4,312
10,684,549

Net Assets	$72,682,291

Net Assets Consist of:
Paid in capital	$70,659,664
Undistributed net investment income	777,772
Accumulated undistributed net realized gain	173,813
Net unrealized appreciation	1,071,042

$72,682,291

Net Assets:
Institutional Class	$41,178,760
Administrative Class	16,109,374
Other Classes	15,394,157

Shares Issued and Outstanding:
Institutional Class	3,815,776
Administrative Class	1,492,759

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.79
Administrative Class	10.79
Cost of Investments Owned	$76,107,131

Cost of Foreign Currency Held	$329,668

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	6

Statement of Operations

For the year ended March 31, 2003

Amounts in thousands

Investment Income:
Interest	$2,869,588
Dividends	23,866
Miscellaneous income	17,248

Total Income	2,910,702

Expenses:
Investment advisory fees	158,777
Administration fees	140,014
Distribution and/or servicing fees—Administrative Class	30,769
Distribution and/or servicing fees—Other Classes	68,527
Trustees’ fees	313

Total Expenses	398,400

Net Investment Income	2,512,302

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	960,481
Net realized gain on futures contracts, written options, and swaps	1,869,442
Net realized gain on foreign currency transactions	197,170
Net change in unrealized appreciation on investments	1,245,795
Net change in unrealized appreciation on futures contracts, written options, and swaps	37,818
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	7,827
Net Gain	4,318,533

Net Increase in Assets Resulting from Operations	$6,830,835

7	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

Statements of Changes in Net Assets

Amounts in thousands

	Year Ended March 31, 2003	Year Ended March 31, 2002
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$2,512,302	$2,382,004
Net realized gain	3,027,093	1,406,666
Net change in unrealized appreciation (depreciation)	1,291,440	(659,434)

Net increase resulting from operations	6,830,835	3,129,236

Distributions to Shareholders:
From net investment income
Institutional Class	(1,666,413)	(1,727,121)
Administrative Class	(493,233)	(344,120)
Other Classes	(435,162)	(309,378)
From net realized capital gains
Institutional Class	(1,272,816)	(927,000)
Administrative Class	(438,635)	(216,063)
Other Classes	(437,594)	(215,555)

Total Distributions	(4,743,853)	(3,739,237)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	16,020,662	12,210,173
Administrative Class	9,059,856	5,123,488
Other Classes	9,380,094	5,843,216
Issued as reinvestment of distributions
Institutional Class	2,636,658	2,341,040
Administrative Class	741,354	462,124
Other Classes	571,009	312,614
Cost of shares redeemed
Institutional Class	(14,039,272)	(10,701,797)
Administrative Class	(2,966,362)	(1,915,219)
Other Classes	(4,021,716)	(2,358,005)
Net increase resulting from Fund share transactions	17,382,283	11,317,634

Total Increase in Net Assets	19,469,265	10,707,633

Net Assets:
Beginning of period	53,213,026	42,505,393
End of period *	$72,682,291	$53,213,026

*Including undistributed net investment income of:	$777,772	$210,720

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	8

Schedule of Investments

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 19.9%

Banking & Finance 9.9%
ABN AMRO Bank NV Chicago
7.250% due 05/31/2005	$150	$166
Air 2 U.S. Equipment Trust
8.027% due 10/01/2019	20,710	10,466
Allstate Corp.
7.875% due 05/01/2005	400	447
6.750% due 05/15/2018	280	316
Allstate Life Funding LLC
1.652% due 07/26/2004 (a)	9,600	9,582
AMERCO
7.230% due 01/21/2027	1,250	1,003
7.135% due 10/15/2049	15,000	12,300
American Express Co.
3.750% due 11/20/2007	60	61
American Express Credit Corp.
7.450% due 08/10/2005 (a)	1,000	1,114
American Express Travel
5.625% due 01/22/2004	22,700	23,438
American General Finance
6.170% due 05/06/2003	3,200	3,214
8.125% due 03/15/2046	270	342
Aon Capital Trust A
8.205% due 01/01/2027	725	725
Aristar, Inc.
7.375% due 09/01/2004	20,000	21,572
Associates Corp. of North America
5.750% due 11/01/2003	5,425	5,566
5.800% due 04/20/2004	510	534
6.625% due 06/15/2005	4,830	5,277
Atlas Reinsurance PLC
4.080% due 04/04/2003 (a)	22,700	22,700
5.080% due 10/04/2004 (a)	3,000	3,000
Banco Nacional de Comercio Exterior
7.250% due 02/02/2004	30,050	31,392
Bank of America Corp.
9.200% due 05/15/2003	90	91
6.875% due 06/01/2003	100	101
6.500% due 08/15/2003	150	153
6.625% due 06/15/2004	40	43
6.125% due 07/15/2004	600	636
6.750% due 09/15/2005	200	222
5.250% due 02/01/2007	40	43
6.625% due 10/15/2007	100	114
6.375% due 02/15/2008	3,000	3,384
6.250% due 04/01/2008	100	112
7.800% due 02/15/2010	300	364
6.250% due 04/15/2012	150	169
4.875% due 09/15/2012	2,000	2,053
8.570% due 11/15/2024	125	164
Bank One Corp.
1.525% due 09/26/2003 (a)	700	701
1.620% due 05/07/2004 (a)	8,200	8,224
7.000% due 07/15/2005	100	110
6.500% due 02/01/2006	960	1,068
5.900% due 11/15/2011	550	603
Bank One Texas NA
6.250% due 02/15/2008	100	113
Bear Stearns Cos., Inc.
6.750% due 04/15/2003	105	105
1.670% due 05/06/2003 (a)	27,224	27,236
1.551% due 07/22/2003 (a)	25,500	25,498
6.700% due 08/01/2003	100	102
1.630% due 12/01/2003 (a)	127,900	128,098
6.625% due 01/15/2004	200	208
6.150% due 03/02/2004 (a)	300	313
8.750% due 03/15/2004	75	80
1.940% due 05/24/2004 (a)	29,300	29,461
1.758% due 06/01/2004 (a)	12,665	12,717
1.560% due 09/16/2005 (a)	16,000	15,946
Beaver Valley Funding Corp.
8.250% due 06/01/2003	39	39
Boeing Capital Corp.
1.380% due 04/17/2003 (a)	3,000	2,999
Caterpillar Financial Services Corp.
7.700% due 11/05/2003	600	623
Chase Manhanttan Corp.
5.750% due 04/15/2004 (a)	150	157
6.000% due 11/01/2005	50	54
6.125% due 11/01/2008	400	443
Cincinnati Financial Corp.
6.900% due 05/15/2028	55,360	58,665
CIT Group, Inc.
1.840% due 04/07/2003 (a)	19,277	19,277
5.625% due 10/15/2003	250	255
7.500% due 11/14/2003	35	36
2.838% due 03/01/2004 (a)	25,000	25,154
5.625% due 05/17/2004	21,650	22,389
2.660% due 07/30/2004 (a)	10,000	10,019
7.250% due 08/15/2005	90	97
7.625% due 08/16/2005	15	16
4.125% due 02/21/2006	24,700	24,748
7.375% due 04/02/2007	30,295	32,855
7.750% due 04/02/2012	27,900	31,267
CitiFinancial Credit Co.
7.750% due 03/01/2005	1,230	1,366
6.750% due 07/01/2007	450	513
Citigroup, Inc.
5.800% due 03/15/2004	200	208
6.750% due 12/01/2005	100	111
7.250% due 10/01/2010	680	807
6.000% due 02/21/2012	90	100
5.625% due 08/27/2012	10,000	10,743
Comerica Bank
7.250% due 06/15/2007	200	228
Compagnie Financiere de CIC—UE
2.720% due 06/29/2049 (a)	1,500	1,481
Countrywide Home Loans, Inc.
6.250% due 04/15/2009	600	660

9	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Credit Asset Receivable LLC
6.274% due 10/31/2003	$6,314	$6,392
Credit Suisse First Boston USA, Inc.
4.625% due 01/15/2008	80,000	82,636
DaimlerChrysler Financial Services North America LLC
1.401% due 06/17/2003 (a)	1,200	1,199
1.401% due 06/18/2003 (a)	55,700	55,645
DBS Group Holdings Ltd.
7.875% due 08/10/2009	6,000	7,089
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	123,600	136,230
8.500% due 06/15/2010	23,300	27,387
8.750% due 06/15/2030	250,100	297,808
9.250% due 06/01/2032	3,300	4,289
Devon Financing Corp. ULC
7.875% due 09/30/2031	20,000	23,949
Duke Capital Corp.
7.250% due 10/01/2004	9,000	9,297
6.250% due 07/15/2005	325	331
EOP Operating L.P.
5.875% due 01/15/2013	100	104
Export-Import Bank Korea
6.500% due 11/15/2006	9,035	9,684
7.100% due 03/15/2007	31,900	35,051
Farmers Insurance
8.625% due 05/01/2024	275	211
Finova Group, Inc.
7.500% due 11/15/2009	27,255	9,744
First Chicago Corp.
4.250% due 07/28/2003 (a)	50	50
First National Bank Chicago
8.080% due 01/05/2018	250	308
First Security Corp.
5.875% due 11/01/2003	9,325	9,575
Ford Motor Credit Co.
2.060% due 04/17/2003 (a)	71,180	71,163
6.125% due 04/28/2003	34,530	34,567
1.608% due 06/02/2003 (a)	90,800	90,658
1.530% due 06/06/2003 (a)	7,500	7,464
1.560% due 06/20/2003 (a)	58,800	58,677
1.806% due 06/23/2003 (a)	216,811	216,450
6.625% due 06/30/2003	825	829
1.600% due 11/24/2003 (a)	47,000	46,320
7.500% due 06/15/2004	100	102
6.700% due 07/16/2004	26,300	26,819
8.250% due 02/23/2005	2,500	2,567
7.600% due 08/01/2005	5,000	5,100
6.375% due 12/15/2005	100	99
6.500% due 01/25/2007	220	212
7.200% due 06/15/2007	25	24
5.800% due 01/12/2009 (a)	655	587
7.375% due 10/28/2009	200	189
7.875% due 06/15/2010	1,795	1,719
7.375% due 02/01/2011	1,285	1,199
7.250% due 10/25/2011	119,250	109,610
FPL Group Capital, Inc.
7.625% due 09/15/2006	725	827
Gemstone Investors Ltd.
7.710% due 10/31/2004	115,650	107,570
General Electric Capital Corp.
6.800% due 11/01/2005	100	111
7.875% due 12/01/2006	30	35
8.500% due 07/24/2008	100	123
6.125% due 02/22/2011	81,000	89,104
5.875% due 02/15/2012	30	32
6.000% due 06/15/2012	2,850	3,113
5.450% due 01/15/2013	176,690	185,363
5.000% due 02/01/2013	58,875	60,326
6.900% due 09/15/2015	100	117
6.750% due 03/15/2032	5,040	5,696
General Motors Acceptance Corp.
7.125% due 05/01/2003	36,000	36,142
1.840% due 05/16/2003 (a)	105,575	105,540
1.283% due 07/20/2003 (a)	5,644	5,644
1.643% due 07/21/2003 (a)	48,400	48,317
1.680% due 08/04/2003 (a)	218,195	217,704
1.440% due 08/18/2003 (a)	154,423	153,937
5.550% due 09/15/2003	37,000	37,535
6.625% due 10/20/2003	2,000	2,046
1.648% due 11/07/2003 (a)	20,000	19,905
5.750% due 11/10/2003	1,100	1,122
2.088% due 01/20/2004 (a)	390,435	388,468
6.380% due 01/30/2004	4,000	4,129
2.250% due 03/22/2004 (a)	82,500	82,014
1.630% due 04/05/2004 (a)	98,747	97,536
2.050% due 05/10/2004 (a)	149,200	147,732
2.040% due 05/17/2004 (a)	80,400	79,593
1.590% due 05/28/2004 (a)	73,000	72,121
6.850% due 06/17/2004	1,200	1,253
1.798% due 07/20/2004 (a)	19,200	18,901
1.718% due 07/21/2004 (a)	35,300	34,714
1.740% due 07/30/2004 (a)	89,977	88,512
6.625% due 10/15/2005	100	105
6.650% due 11/17/2005	500	520
6.750% due 01/15/2006	565	589
6.125% due 02/01/2007	2,535	2,604
6.150% due 04/05/2007	150	154
6.125% due 01/22/2008	750	765
8.950% due 07/02/2009	7,435	8,189
7.750% due 01/19/2010	445	470
7.250% due 03/02/2011	1,000	1,012
6.875% due 09/15/2011	1,905	1,885
7.000% due 02/01/2012	2,000	1,998
6.875% due 08/28/2012	78,900	77,983
7.430% due 12/01/2021	227	243
8.000% due 11/01/2031	60,625	59,191
General Motors Nova Scotia Finance
6.850% due 10/15/2008	19,240	19,981
Goldman Sachs Group, Inc.
4.125% due 01/15/2008	71,260	73,245

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	10

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

6.600% due 01/15/2012	$5,000	$5,594
5.700% due 09/01/2012	11,090	11,714
5.250% due 04/01/2013	37,990	38,619
Goldman Sachs Group, L.P.
6.625% due 12/01/2004	275	295
2.050% due 02/09/2009 (a)	10,000	10,026
6.500% due 02/25/2009	140	157
Hartford Life, Inc.
6.900% due 06/15/2004	600	636
Heller Financial, Inc.
1.579% due 04/28/2003 (a)	26,000	26,006
1.609% due 04/28/2003 (a)	73,100	73,118
8.000% due 06/15/2005	700	787
Hertz Corp.
7.000% due 07/15/2003	13,300	13,427
Hitachi Credit America
1.650% due 10/15/2003 (a)	11,500	11,510
Household Capital Trust III
1.640% due 06/26/2004 (a)	27,925	27,693
Household Finance Corp.
1.550% due 06/24/2003 (a)	35,700	35,703
1.690% due 05/28/2004 (a)	170,700	170,063
8.000% due 08/01/2004	225	242
6.500% due 01/24/2006	65	71
7.200% due 07/15/2006	450	504
5.875% due 02/01/2009	70	76
8.000% due 07/15/2010	150	178
6.375% due 11/27/2012	20,000	21,968
HSBC Capital Funding LP
9.547% due 12/31/2049 (a)	76,400	96,149
10.176% due 12/31/2049 (a)	66,160	93,735
HYDI 100
8.750% due 11/15/2007	25,000	25,355
IMEXA Export Trust
10.625% due 05/31/2005	2,460	1,427
J.P. Morgan Chase & Co.
6.700% due 11/01/2007	30	34
6.750% due 02/01/2011	375	416
6.698% due 02/15/2012 (a)	600	621
5.750% due 01/02/2013	90,000	94,467
Jenkins-Empire Associates
6.840% due 08/01/2008	1,929	2,056
John Deere Capital Corp.
6.000% due 02/15/2009	680	748
John Hancock
7.375% due 02/15/2024	360	393
KBC Bank Fund Trust III
9.860% due 11/02/2049 (a)	5,700	7,066
Key Bank USA NA
7.550% due 09/15/2006	350	400
Korea Development Bank
6.625% due 11/21/2003	2,090	2,144
7.125% due 04/22/2004 (a)	320	334
6.750% due 12/01/2005	55	59
7.250% due 05/15/2006	50	55
Landesbank Baden-Wuerttemberg AG
6.350% due 04/01/2012	60,000	68,254
LB Rheinland—PFALZ
6.875% due 02/23/2028	3,400	3,776
Lehman Brothers Holdings, Inc.
7.625% due 06/01/2006 (a)	350	400
8.250% due 06/15/2007	70	83
LG&E Capital Corp.
6.205% due 05/01/2004	1,000	1,037
6.460% due 01/15/2008 (a)	3,000	3,240
Liberty Mutual Insurance
8.200% due 05/04/2007	14,510	15,086
Lion Connecticut Holdings
6.375% due 08/15/2003	200	204
7.250% due 08/15/2023	50	55
Lloyds TSB Bank PLC
1.740% due 08/25/2010 (a)	3,000	3,006
MCN Investment Corp.
7.120% due 01/16/2004	3,750	3,827
Merrill Lynch & Co., Inc.
6.550% due 08/01/2004	2,400	2,556
7.150% due 09/15/2004	360	388
4.540% due 03/08/2005	40	42
7.375% due 05/15/2006	565	638
7.000% due 04/27/2008	100	115
Metropolitan Life Insurance Co.
6.300% due 11/01/2003	6,800	6,996
Monumental Global Funding II
1.540% due 09/26/2003 (a)	8,500	8,511
Morgan Stanley Dean Witter & Co.
6.750% due 04/15/2011	17,200	19,281
7.250% due 04/01/2032	10,000	11,487
Morgan Stanley Group, Inc.
6.375% due 12/15/2003	150	155
5.625% due 01/20/2004	1,200	1,241
6.875% due 03/01/2007	225	253
Morgan Stanley TRACERS
4.186% due 09/15/2011 (a)	171,296	195,330
6.515% due 03/15/2012 (a)	81,250	93,457
National Rural Utilities Cooperative Finance Corp.
6.250% due 04/15/2003	50,000	50,050
1.590% due 07/17/2003 (a)	15,000	14,988
2.830% due 04/26/2004 (a)	138,200	139,297
5.750% due 08/28/2009	1,890	2,040
7.250% due 03/01/2012	80,085	93,242
8.000% due 03/01/2032	70,850	88,080
National Westminster Bank PLC
9.375% due 11/15/2003	200	210
Newcourt Credit Group, Inc.
6.875% due 02/16/2005	7,500	7,905
Nordbanken AB
8.950% due 11/29/2049	28,000	33,889
Osprey Trust
8.310% due 01/15/2049	76,155	11,233

11	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Pacific Life Insurance Co.
7.900% due 12/30/2023	$8,000	$9,206
Parker Retirement Savings Plan
6.340% due 07/15/2008	589	643
Pemex Finance Ltd.
6.125% due 11/15/2003	5,200	5,281
Pemex Project Funding Master Trust
2.890% due 01/07/2005 (a)	152,300	154,368
7.875% due 02/01/2009	3,770	4,161
8.000% due 11/15/2011	100,500	110,299
PNC Funding Corp.
7.000% due 09/01/2004 (a)	20,000	21,390
Popular North America, Inc.
6.625% due 01/15/2004	23,000	23,765
Popular, Inc.
6.375% due 09/15/2003	5,000	5,097
Premium Asset Trust
1.665% due 11/27/2004 (a)	48,900	49,062
1.680% due 10/06/2005 (a)	300	300
1.692% due 09/08/2007 (a)	34,900	34,900
Prime Property Funding II
7.000% due 08/15/2004	110	117
Prudential Funding Corp.
6.375% due 07/23/2006	100	109
6.625% due 04/01/2009	17,000	18,465
Qwest Capital Funding, Inc.
7.000% due 08/03/2009	15,500	11,857
7.250% due 02/15/2011	29,443	22,524
7.750% due 02/15/2031	12,500	8,812
Racers
2.000% due 04/01/2003 (a)	20,000	19,500
2.030% due 04/01/2003 (a)	20,000	19,506
5.560% due 04/28/2003 (a)	45,000	46,102
Reliance Group Holdings, Inc.
9.750% due 11/15/2003 (b)	10,000	350
9.000% due 11/15/2049 (b)	19,000	950
Residential Reinsurance Ltd.
6.415% due 06/01/2004 (a)	88,200	89,190
Rothmans Holdings
6.500% due 05/06/2003	16,890	16,966
Royal Bank of Scotland PLC
8.817% due 03/31/2049	45,400	50,762
9.118% due 03/31/2049	92,400	115,281
7.648% due 08/31/2049	195	231
Salomon Smith Barney Holdings, Inc.
1.713% due 01/22/2004 (a)	10,000	10,021
7.000% due 03/15/2004	100	105
1.680% due 05/04/2004 (a)	13,820	13,855
Sears Roebuck Acceptance Corp.
6.750% due 09/15/2005	3,200	3,346
Societe Generale Real Estate LLC
7.640% due 12/29/2049 (a)	23,000	25,698
Spieker Properties, Inc.
6.800% due 05/01/2004	1,100	1,152
Studio Re Ltd.
6.500% due 07/07/2006 (a)	15,600	15,600
Sun Life of Canada (U.S.)
8.526% due 05/29/2049	250	274
Targeted Return Index Securities Trust
3.489% due 01/15/2012 (a)	18,265	20,291
Transamerica Finance Corp.
7.500% due 03/15/2004	270	284
Travelers Property Casualty Corp.
6.375% due 03/15/2033	8,400	8,333
Trinom Ltd.
5.278% due 12/18/2004 (a)	48,700	49,112
U.S. Bancorp
6.500% due 06/15/2004	600	635
Verizon Global Funding Corp.
5.750% due 04/01/2003	20,600	20,600
6.750% due 12/01/2005	16,135	17,902
7.600% due 03/15/2007	4,000	4,568
6.125% due 06/15/2007	12,520	13,875
7.250% due 12/01/2010	300	349
7.375% due 09/01/2012	50	59
7.750% due 12/01/2030	655	791
Verizon Wireless Capital LLC
1.658% due 12/17/2003 (a)	16,000	15,989
Wachovia Corp.
6.375% due 04/15/2003	200	200
4.950% due 11/01/2006	28,300	30,439
Wells Fargo & Co.
6.625% due 07/15/2004	6,500	6,925
7.250% due 08/24/2005	400	450
6.450% due 02/01/2011	375	430
Wells Fargo Financial, Inc.
6.000% due 02/01/2004	50	52
Wilmington Trust (Tucson)
10.732% due 01/01/2013 (c)	155	155

		7,147,189

Industrials 4.4%
Air Products & Chemicals, Inc.
6.250% due 06/15/2003	2,500	2,525
Akzo Nobel, Inc.
6.000% due 11/15/2003	32,000	32,938
Albertson’s, Inc.
6.550% due 08/01/2004	240	252
7.500% due 02/15/2011	80	93
7.450% due 08/01/2029	20	22
8.000% due 05/01/2031	37,300	43,850
Alcoa, Inc.
6.000% due 01/15/2012	800	871
Allied Waste North America, Inc.
7.375% due 01/01/2004	20,425	20,833
9.250% due 09/01/2012	11,000	11,756
Altria Group, Inc.
7.750% due 01/15/2027	28,000	27,788
Amerada Hess Corp.
7.875% due 10/01/2029	23,760	26,734
7.300% due 08/15/2031	19,800	21,048

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	12

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

America West Airlines, Inc.
6.870% due 01/02/2017 (a)	$1,717	$1,326
American Airlines, Inc.
9.850% due 06/15/2008	1,772	368
10.210% due 01/01/2010	12,500	6,221
10.610% due 03/04/2011	1,895	294
6.978% due 04/01/2011	35,036	30,506
7.858% due 10/01/2011	1,900	1,668
9.780% due 11/26/2011	357	127
10.190% due 05/26/2016	3,661	1,273
Amoco Corp.
6.250% due 10/15/2004 (a)	1,000	1,070
Anadarko Petroleum Corp.
5.375% due 03/01/2007	2,250	2,430
Anheuser-Busch Cos., Inc.
6.750% due 08/01/2003	600	611
6.000% due 04/15/2011	95	106
AOL Time Warner, Inc.
6.125% due 04/15/2006	300	314
6.150% due 05/01/2007	290	308
6.875% due 05/01/2012	75,300	80,382
7.625% due 04/15/2031	40,450	43,078
7.700% due 05/01/2032	151,670	163,024
Baxter International, Inc.
9.500% due 06/15/2008	200	240
Boeing Co.
6.350% due 06/15/2003	750	757
6.625% due 02/15/2038	335	330
Bristol-Myers Squibb Co.
5.750% due 10/01/2011	750	806
Campbell Soup Co.
4.750% due 10/01/2003 (a)	700	712
Canadian National Railway Co.
6.450% due 07/15/2006	550	605
6.375% due 10/15/2011	65	73
Canwest Media, Inc.
10.625% due 05/15/2011	3,000	3,319
Cemex S.A. de CV
8.625% due 07/18/2003	48,050	48,907
Coastal Corp.
1.950% due 07/21/2003 (a)	37,700	36,229
6.200% due 05/15/2004	3,000	2,850
6.500% due 05/15/2006	810	709
7.500% due 08/15/2006	9,075	8,031
6.375% due 02/01/2009	9,000	7,200
7.750% due 06/15/2010	15,500	12,710
9.625% due 05/15/2012	9,000	7,830
6.700% due 02/15/2027	400	332
7.420% due 02/15/2037	9,000	6,435
Coca-Cola Enterprises, Inc.
6.000% due 07/15/2003 (a)	250	253
4.000% due 06/01/2005	65	68
5.750% due 11/01/2008	100	112
Colgate-Palmolive Co.
6.000% due 08/15/2003	45	46
Comcast Cable Communications, Inc.
6.375% due 01/30/2006	3,540	3,792
8.375% due 05/01/2007	145	165
6.750% due 01/30/2011	18,580	20,072
Comcast Corp.
6.500% due 01/15/2015	10,000	10,553
ConAgra Foods, Inc.
2.017% due 09/10/2003 (a)	62,100	62,175
Conoco, Inc.
6.950% due 04/15/2029	25	28
Continental Airlines, Inc.
6.410% due 04/15/2007	296	166
6.954% due 08/02/2009	10,829	5,757
7.056% due 09/15/2009	40,409	33,507
7.487% due 10/02/2010	1,215	994
7.730% due 03/15/2011	2,171	876
6.503% due 06/15/2011	9,220	7,597
6.900% due 01/02/2018	1,358	1,100
6.820% due 05/01/2018	6,333	5,025
7.256% due 03/15/2020	25,467	20,869
7.707% due 04/02/2021	3,684	3,017
Continental Cablevision
8.875% due 09/15/2005	500	563
Cox Enterprises, Inc.
2.250% due 05/01/2033 (a)	7,600	7,591
CSC Holdings, Inc.
8.125% due 07/15/2009	3,000	3,082
7.625% due 04/01/2011	7,000	7,052
CSX Corp.
7.450% due 05/01/2007	150	172
6.250% due 10/15/2008	150	167
DaimlerChrysler North America Holding Corp.
7.750% due 05/27/2003	48,000	48,453
1.850% due 08/01/2003 (a)	36,600	36,600
1.570% due 08/21/2003 (a)	41,000	40,957
1.850% due 08/02/2004 (a)	3,400	3,386
1.660% due 08/16/2004 (a)	56,100	55,728
6.900% due 09/01/2004	30	32
4.750% due 01/15/2008	14,030	14,242
7.300% due 01/15/2012	700	783
Delta Air Lines Equipment Trust
9.550% due 01/02/2008 (c)	7,773	3,873
10.430% due 01/02/2011	3,755	1,971
10.140% due 08/14/2012	1,000	515
10.000% due 06/05/2013	10,828	5,576
10.060% due 01/02/2016	6,500	3,347
Delta Air Lines, Inc.
10.570% due 01/02/2007 (c)	11,640	5,801
7.379% due 05/18/2010	8,208	7,676
7.570% due 11/18/2010	41,250	38,994
7.111% due 03/18/2013	60,000	55,928
9.200% due 09/23/2014	6,000	2,835
10.000% due 12/05/2014	5,000	2,575
10.500% due 04/30/2016	27,950	13,480
Devon Energy Corp.
7.950% due 04/15/2032	10,000	12,101

13	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Dex Media East LLC
9.875% due 11/15/2009	$4,000	$4,530
Dow Chemical Co.
6.000% due 10/01/2012	18,900	19,249
7.375% due 11/01/2029	18,100	18,834
Duke Energy Field Services LLC
7.500% due 08/16/2005	6,600	7,088
Duty Free International, Inc.
7.000% due 01/15/2004	175	84
Eastman Chemical Co.
6.375% due 01/15/2004	11,250	11,651
Eastman Kodak Co.
7.250% due 06/15/2005	275	298
Eli Lilly & Co.
5.500% due 07/15/2006	110	120
Enron Corp.
8.000% due 08/15/2005 (b)	3,200	840
Enterprise Products Partners LP
7.500% due 02/01/2011	35	39
Equistar Chemicals LP
10.125% due 09/01/2008	5,000	4,850
Federal Express Corp.
6.845% due 01/15/2019 (a)	770	816
Federal Paper Board Co.
8.875% due 07/01/2012	10,100	12,783
FMC Corp.
6.375% due 09/01/2003	4,000	4,051
Ford Capital BV
9.500% due 06/01/2010	200	203
Ford Motor Co.
7.250% due 10/01/2008	800	767
6.500% due 08/01/2018	50	39
7.450% due 07/16/2031	14,005	10,746
Fortune Brands, Inc.
8.500% due 10/01/2003	500	518
Fred Meyer, Inc.
7.375% due 03/01/2005	38,100	41,190
7.450% due 03/01/2008	100	114
General Motors Corp.
6.250% due 05/01/2005	300	310
Georgia-Pacific Corp.
8.875% due 05/15/2031	6,000	5,130
Gillette Co.
6.250% due 08/15/2003 (a)	750	764
5.750% due 10/15/2005	1,500	1,632
Harrahs Operating Co., Inc.
7.875% due 12/15/2005	9,000	9,652
HCA, Inc.
8.130% due 08/04/2003	7,300	7,421
6.910% due 06/15/2005 (a)	9,500	10,063
6.730% due 07/15/2045	32,560	32,784
Hershey Foods Corp.
7.200% due 08/15/2027	30	36
HMH Properties, Inc.
7.875% due 08/01/2005	1,185	1,167
8.450% due 12/01/2008	6,000	5,820
HNA Holdings, Inc.
6.125% due 02/01/2004	200	207
Honeywell International, Inc.
6.200% due 02/01/2008	500	552
6.125% due 11/01/2011	650	722
Host Marriott LP
9.250% due 10/01/2007	249	249
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	28,860	29,171
International Game Technology
7.875% due 05/15/2004	14,500	15,280
International Paper Co.
1.910% due 06/20/2004 (a)	25,823	25,515
6.750% due 09/01/2011	5,000	5,615
5.850% due 10/30/2012	7,600	8,030
6.875% due 04/15/2029	8,400	8,975
Kerr-McGee Corp.
2.040% due 06/28/2004 (a)	42,550	42,555
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012	6,000	6,890
7.300% due 08/15/2033	27,200	30,084
Kraft Foods, Inc.
4.625% due 11/01/2006	25	26
Kroger Co.
6.750% due 04/15/2012	830	922
6.200% due 06/15/2012	19,200	20,595
7.500% due 04/01/2031	1,600	1,795
Lowe’s Cos., Inc.
8.250% due 06/01/2010	356	441
Lyondell Chemical Co.
9.625% due 05/01/2007	1,500	1,507
9.875% due 05/01/2007	7,000	7,035
9.500% due 12/15/2008	42,500	41,437
Macmillan Bloedel Ltd.
7.700% due 02/15/2026	2,400	2,588
Mandalay Resort Group
6.750% due 07/15/2003	4,500	4,545
9.375% due 02/15/2010	700	737
Marathon Oil Corp.
6.800% due 03/15/2032	10,000	10,369
Martin Marietta Corp.
6.500% due 04/15/2003	50	50
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (c)	1,432	1,628
McDonald’s Corp.
6.500% due 08/01/2007	600	676
Noble Affiliates, Inc.
8.950% due 12/15/2004	11,500	12,084
Norfolk Southern Corp.
7.875% due 02/15/2004	50	53
2.040% due 02/28/2005 (a)	500	503
Northern National Gas Co.
6.875% due 05/01/2005	8,250	8,992
Northrop Grumman Corp.
7.875% due 03/01/2026	10,000	12,211

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	14

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

7.750% due 02/15/2031	$5,000	$6,148
Northwest Airlines, Inc.
8.970% due 01/02/2015 (a)	1,398	684
PanAmSat Corp.
8.500% due 02/01/2012	6,000	6,210
Park Place Entertainment Corp.
7.950% due 08/01/2003	18,500	18,824
Pemex Project Funding Master Trust
7.375% due 12/15/2014	33,090	34,041
8.625% due 02/01/2022	58,900	62,287
Petroleos Mexicanos
8.850% due 09/15/2007	1,800	2,088
9.375% due 12/02/2008	51,650	60,172
9.250% due 03/30/2018	2,000	2,245
9.500% due 09/15/2027	31,000	35,960
Pharmacia Corp.
5.750% due 12/01/2005	575	628
Philip Morris Cos., Inc.
8.250% due 10/15/2003	1,000	1,021
6.800% due 12/01/2003	76,050	77,228
7.000% due 07/15/2005	15,125	15,603
6.950% due 06/01/2006	9,540	9,948
7.200% due 02/01/2007	37,000	38,239
Qwest Corp.
7.625% due 06/09/2003	30,400	30,552
5.650% due 11/01/2004	6,610	6,379
7.200% due 11/01/2004	8,500	8,500
5.625% due 11/15/2008	5,000	4,575
8.875% due 03/15/2012	114,025	122,007
7.500% due 06/15/2023	25,000	22,125
7.250% due 09/15/2025	16,850	14,828
7.200% due 11/10/2026	2,150	1,870
8.875% due 06/01/2031	7,223	7,187
6.875% due 09/15/2033	22,950	19,507
7.250% due 10/15/2035	5,000	4,325
RH Donnelley Finance Corp.
8.875% due 12/15/2010	2,500	2,769
Safeway, Inc.
6.850% due 09/15/2004	250	265
7.250% due 02/01/2031	10,000	11,260
Sara Lee Corp.
6.300% due 11/07/2005	500	550
Scotia Pacific Co. LLC
7.710% due 01/20/2014	230	151
Sears Roebuck Acceptance Corp.
7.000% due 02/01/2011	630	655
6.500% due 12/01/2028	20	18
Singapore Telecommunications Ltd.
7.375% due 12/01/2031	12,500	13,859
SmithKline Beecham Corp.
7.375% due 04/15/2005	150	166
Sonat, Inc.
6.750% due 10/01/2007	2,000	1,670
7.625% due 07/15/2011	25,120	19,970
Southern National Gas Co.
7.350% due 02/15/2031	200	185
Southwestern Public Service Co.
5.125% due 11/01/2006	700	732
SR Wind Ltd.
6.600% due 05/18/2005 (a)	12,000	12,226
7.100% due 05/18/2005 (a)	13,000	13,245
Systems 2001 Asset Trust
7.156% due 12/15/2011	29,074	30,952
Target Corp.
6.350% due 01/15/2011	500	560
TCI Communications, Inc.
6.375% due 05/01/2003	8,280	8,311
8.650% due 09/15/2004	625	675
8.000% due 08/01/2005	450	491
Telus Corp.
8.000% due 06/01/2011	6,250	6,656
Tenet Healthcare Corp.
6.375% due 12/01/2011	0	0
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	13,400	11,189
TEPPCO Partners LP
6.125% due 02/01/2013	5,000	5,122
Texaco Capital, Inc.
6.000% due 06/15/2005	400	437
Texas Eastern Transmission Corp.
7.300% due 12/01/2010	250	281
Time Warner Entertainment Co. LP
7.250% due 09/01/2008	9,020	10,217
10.150% due 05/01/2012	250	322
9.150% due 02/01/2023	475	547
8.375% due 03/15/2023	670	785
7.570% due 02/01/2024	10,130	10,633
6.950% due 01/15/2028	2,645	2,596
6.625% due 05/15/2029	130	123
Time Warner, Inc.
7.975% due 08/15/2004	18,032	19,199
9.125% due 01/15/2013	27,765	32,814
6.875% due 06/15/2018	140	143
Transocean, Inc.
6.950% due 04/15/2008	500	571
7.500% due 04/15/2031	30,000	35,356
Turner Broadcasting System, Inc.
7.400% due 02/01/2004	3,095	3,181
Tyco International Group S.A.
6.250% due 06/15/2003	5,000	5,050
1.790% due 07/30/2003	3,639	3,577
5.875% due 11/01/2004	23,675	23,557
6.125% due 11/01/2008	2,500	2,362
6.125% due 01/15/2009	100	95
6.750% due 02/15/2011	5,000	4,800
6.375% due 10/15/2011	1,900	1,786
UAL Equipment Trust
11.080% due 05/27/2006	10,249	2,220
Union Camp Corp.
7.000% due 08/15/2006	190	209

15	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Union Pacific Corp.
6.930% due 06/01/2003	$1,000	$1,009
6.625% due 02/01/2008	4,250	4,791
6.625% due 02/01/2029	50	55
Unisys Corp.
9.210% due 01/21/2017	15,900	3,809
United Airlines, Inc.
1.645% due 03/02/2004 (a)	17,730	12,787
9.200% due 03/22/2008	3,380	708
6.201% due 09/01/2008	6,000	4,437
7.730% due 07/01/2010	5,000	3,402
7.186% due 04/01/2011	19,632	14,333
8.030% due 07/01/2011 (b)	465	94
6.932% due 09/01/2011 (a)	10,500	3,158
10.360% due 11/13/2012	7,000	875
6.071% due 03/01/2013	4,493	3,349
10.020% due 03/22/2014 (b)	11,925	2,276
10.850% due 07/05/2014	34,111	4,264
10.850% due 02/19/2015 (b)	3,000	375
10.125% due 03/22/2015 (b)	14,300	2,900
9.060% due 06/17/2015	6,000	1,508
United Technologies Corp.
7.125% due 11/15/2010	450	534
6.350% due 03/01/2011	550	624
US Airways, Inc.
6.850% due 01/30/2018	133	102
Vintage Petroleum, Inc.
7.875% due 05/15/2011	2,000	2,030
Wal-Mart Stores, Inc.
6.500% due 06/01/2003	200	202
Walt Disney Co.
5.125% due 12/15/2003	500	513
4.875% due 07/02/2004	10,000	10,319
4.500% due 09/15/2004	14,200	14,657
5.500% due 12/29/2006	725	770
6.375% due 03/01/2012	10,700	11,521
Waste Management, Inc.
6.375% due 12/01/2003	11,900	12,139
8.000% due 04/30/2004	5,525	5,814
6.500% due 05/15/2004	94,000	96,708
7.375% due 08/01/2010	27,600	31,210
6.375% due 11/15/2012	10,000	10,688
7.100% due 08/01/2026	15,725	16,540
7.750% due 05/15/2032	1,255	1,434
Weyerhaeuser Co.
6.000% due 08/01/2006	30	32
6.750% due 03/15/2012	29,165	32,028
7.950% due 03/15/2025	8,370	9,644
7.375% due 03/15/2032	8,350	9,152
Williams Cos., Inc.
6.500% due 08/01/2006	400	364
7.125% due 09/01/2011	5,000	4,325
8.125% due 03/15/2012	600	528
7.625% due 07/15/2019	35,070	27,881
7.875% due 09/01/2021	85,345	68,276
7.500% due 01/15/2031	15,000	11,700
7.750% due 06/15/2031	21,150	16,497
8.750% due 03/15/2032	137,430	116,128
Witco Corp.
6.600% due 04/01/2003	100	100
Wyeth
6.700% due 03/15/2011	640	726
Young Broadcasting, Inc.
10.000% due 03/01/2011	2,500	2,663

		3,220,869

Utilities 5.7%
AEP Texas Central Co.
2.590% due 02/15/2005 (a)	48,200	48,263
Alabama Power Co.
5.350% due 11/15/2003	1,600	1,639
ALLETE, Inc.
2.690% due 10/20/2003 (a)	79,700	79,617
AT&T Broadband Corp.
8.375% due 03/15/2013	10,678	12,678
AT&T Corp.
6.000% due 03/15/2009	194	195
7.800% due 11/15/2011	103,200	111,278
8.500% due 11/15/2031	299,190	322,701
AT&T Wireless Services, Inc.
7.500% due 05/01/2007	130	145
7.875% due 03/01/2011	1,155	1,294
8.125% due 05/01/2012	51,715	58,647
8.750% due 03/01/2031	16,205	18,647
Baltimore Gas & Electric Co.
6.125% due 07/01/2003	150	152
Bell Atlantic Maryland, Inc.
8.000% due 10/15/2029	1,125	1,393
Bellsouth Savings & Employee Stock Ownership Trust
9.190% due 07/01/2003	112	114
BellSouth Telecommunications, Inc.
6.250% due 05/15/2003	100	101
British Telecom PLC
2.553% due 12/15/2003 (a)	225,960	227,014
7.875% due 12/15/2005	6,800	7,712
7.000% due 05/23/2007	50,000	55,715
8.375% due 12/15/2010	86,200	104,884
8.875% due 12/15/2030	435	560
Carolina Power & Light, Inc.
7.875% due 04/15/2004	6,000	6,369
Central Maine Power Co.
7.430% due 08/25/2003	13,000	13,268
Cingular Wireless, Inc.
7.125% due 12/15/2031	10,000	10,584
Citizens Communications Co.
9.250% due 05/15/2011	24,800	31,205
Cleveland Electric Illuminating Co.
7.375% due 06/01/2003	10,000	10,092
7.670% due 07/01/2004	2,500	2,639
9.500% due 05/15/2005	33,500	33,776

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	16

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

CMS Energy Corp.
8.375% due 07/01/2003	$15,000	$14,925
7.000% due 01/15/2005	18,325	16,218
Columbus Southern Power Co.
6.850% due 10/03/2005	10,000	10,912
5.500% due 03/01/2013	8,300	8,617
6.600% due 03/01/2033	4,800	5,043
Commonwealth Edison Co.
6.625% due 07/15/2003	1,000	1,015
1.915% due 09/30/2003 (a)	40,000	39,894
Consolidated Edison, Inc.
6.375% due 04/01/2003	1,000	1,000
Consolidated Natural Gas Co.
7.250% due 10/01/2004	43,750	47,165
6.250% due 11/01/2011	15	17
Dominion Resources, Inc.
7.600% due 07/15/2003	35,000	35,542
DTE Energy Co.
7.110% due 11/15/2038 (a)	94,750	96,395
Dynegy Holdings, Inc.
8.750% due 02/15/2012	100,850	71,099
El Paso Corp.
6.950% due 12/15/2007	10,000	8,450
6.750% due 05/15/2009	37,069	30,026
7.000% due 05/15/2011	19,250	15,304
7.875% due 06/15/2012	26,100	21,533
8.050% due 10/15/2030	13,500	9,855
7.800% due 08/01/2031	10,600	7,632
7.750% due 01/15/2032	112,280	80,842
El Paso Electric Co.
9.400% due 05/01/2011	7,455	8,313
El Paso Natural Gas Co.
8.375% due 06/15/2032	21,420	19,706
Entergy Gulf States, Inc.
2.638% due 09/01/2004 (a)	24,800	24,768
Entergy Louisiana, Inc.
8.500% due 06/01/2003	3,000	3,034
Entergy Mississippi, Inc.
2.000% due 05/03/2004 (a)	31,000	30,788
FirstEnergy Corp.
7.375% due 11/15/2031	18,800	19,765
Florida Power & Light Co.
6.875% due 12/01/2005	4,000	4,470
France Telecom S.A.
1.978% due 07/16/2003 (a)	139,900	139,984
8.700% due 03/01/2006 (a)	32,545	36,985
9.250% due 03/01/2011	57,760	69,551
10.000% due 03/01/2031	192,660	251,757
GTE California, Inc.
5.500% due 01/15/2009	100	107
GTE Corp.
6.360% due 04/15/2006	550	606
6.940% due 04/15/2028	5,410	5,859
Hawaiian Electric Industries, Inc.
2.425% due 04/15/2003 (a)	2,400	2,400
Houston Lighting & Power Co.
8.750% due 03/01/2022	10,000	10,382
Hydro—Quebec
1.312% due 09/29/2049 (a)	5,600	4,844
Illinois Power Co.
6.000% due 09/15/2003	6,000	6,090
Indianapolis Power & Light Co.
7.375% due 08/01/2007	225	226
Korea Electric Power Corp.
6.375% due 12/01/2003	220	227
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	5,000	5,195
Mirant Corp.
7.900% due 07/15/2009	175	74
Nevada Power Co.
6.200% due 04/15/2004 (a)	15,000	14,813
New York Telephone Co.
6.250% due 02/15/2004	150	156
6.000% due 04/15/2008	45	49
Niagara Mohawk Power Co.
7.375% due 07/01/2003	39,162	39,672
7.375% due 08/01/2003	1,645	1,677
5.375% due 10/01/2004	175	183
NorAm Energy Corp.
6.375% due 11/01/2003	31,250	31,172
Northern States Power Co.
8.000% due 08/28/2012	14,000	17,339
NRG Energy, Inc.
8.000% due 11/01/2003 (b)	6,000	2,280
NRG Northeast Generating LLC
8.065% due 12/15/2004 (b)	198	187
Ohio Power Co.
7.000% due 07/01/2004 (a)	24,000	25,336
5.500% due 02/15/2013	7,300	7,584
6.600% due 02/15/2033	4,900	5,148
Oncor Electric Delivery Co.
5.000% due 09/01/2007	5,000	5,249
Orange PLC
8.750% due 06/01/2006	360	405
Pacific Bell
7.000% due 07/15/2004	50	53
Pacific Gas & Electric Co.
5.875% due 10/01/2005	100	99
7.250% due 08/01/2026	10,000	9,775
7.057% due 10/31/2049 (a)	33,700	33,195
Pinnacle Partners
8.830% due 08/15/2004	12,000	12,072
PP&L, Inc.
6.550% due 03/01/2006 (a)	500	555
Progress Energy, Inc.
6.550% due 03/01/2004	12,400	12,903
7.100% due 03/01/2011	575	648
6.850% due 04/15/2012	20,000	22,319
7.750% due 03/01/2031	21,440	25,062
7.000% due 10/30/2031	600	644

17	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

PSEG Power LLC
7.750% due 04/15/2011	$15,200	$17,564
6.950% due 06/01/2012	22,600	25,064
8.625% due 04/15/2031	20,250	24,945
Public Service Co. of Colorado
6.000% due 04/15/2003	750	751
6.375% due 11/01/2005	350	383
Public Service Electric & Gas Co.
6.250% due 01/01/2007	1,500	1,656
Ras Laffan Liquid Natural Gas
8.294% due 03/15/2014	145	155
SBC Communications, Inc.
5.750% due 05/02/2006	300	328
South Point Energy Corp.
8.400% due 05/30/2012	20,166	15,033
Sprint Capital Corp.
9.500% due 04/01/2003	13,820	13,820
5.700% due 11/15/2003	33,700	34,374
7.900% due 03/15/2005	24,000	25,320
7.125% due 01/30/2006	5,040	5,267
6.000% due 01/15/2007	141,170	143,288
6.125% due 11/15/2008	31,710	31,551
6.375% due 05/01/2009	5,000	5,000
7.625% due 01/30/2011	93,908	96,725
8.375% due 03/15/2012	347,910	372,264
6.900% due 05/01/2019	51,460	47,343
6.875% due 11/15/2028	78,875	69,410
8.750% due 03/15/2032	320,925	332,157
Telekomunikacja Polska S.A.
7.125% due 12/10/2003	13,000	12,982
Toledo Edison Co.
7.875% due 08/01/2004	500	531
TXU Corp.
6.375% due 06/15/2006	2,235	2,313
7.000% due 03/15/2013	16,600	16,965
TXU Eastern Funding Co.
6.450% due 05/15/2005 (b)	15,270	1,145
TXU Electric Co.
8.250% due 04/01/2004	500	530
U.S. West Communications, Inc.
6.000% due 08/01/2007	2,070	1,946
Union Electric Co.
8.000% due 12/15/2022	1,000	1,042
United Telephone Company of the Northwest
6.890% due 07/01/2008 (c)	2,760	2,313
Verizon Florida, Inc.
6.125% due 01/15/2013	45,900	50,251
Verizon New England, Inc.
6.500% due 09/15/2011	35	39
Verizon New York, Inc.
6.875% due 04/01/2012	14,550	16,685
7.375% due 04/01/2032	25,500	30,219
Verizon Pennsylvania
5.650% due 11/15/2011	6,500	6,946
Verizon Wireless Capital LLC
5.375% due 12/15/2006	2,340	2,504
Virginia Electric and Power Co.
5.375% due 02/01/2007	700	753
Vodafone Group PLC
7.750% due 02/15/2010	500	599
7.875% due 02/15/2030	10,000	12,395
6.250% due 11/30/2032	18,270	18,825
Wilmington Trust Co.—Tucson Electric
10.370% due 01/02/2007	6,458	3,218
10.500% due 01/02/2007	5,307	2,645
10.500% due 07/01/2008	365	414
10.732% due 01/01/2013 (c)	991	991
WorldCom, Inc.—WorldCom Group
7.875% due 05/15/2003 (b)	10,700	2,889
6.250% due 08/15/2003 (b)	7,500	2,025
6.400% due 08/15/2005 (b)	15,100	4,077
7.375% due 01/15/2006 (b)	46,800	12,636
7.750% due 04/01/2007 (b)	2,000	540
8.250% due 05/15/2010 (b)	11,500	3,105
7.375% due 01/15/2011 (b)	21,150	5,711
7.500% due 05/15/2011 (b)	72,383	19,543

		4,095,047

Total Corporate Bonds & Notes (Cost $14,414,404)		14,463,105

MUNICIPAL BONDS & NOTES 1.8%

Alabama 0.1%
Alabama State General Obligation Bonds, Series 2001
7.700% due 09/01/2021	$13,228	$13,660
Birmingham, Alabama General Obligation Bonds, (AMBAC Insured), Series 2002
5.000% due 12/01/2027	15,000	15,217
5.000% due 12/01/2032	20,000	20,166
Birmingham, Alabama Water and Sewer System Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 01/01/2043	12,350	12,396

		61,439

Arizona 0.0%
Salt River Project Agricultural Import and Power District Revenue Bonds, Series 2002
4.750% due 01/01/2032	5,000	4,976

California 0.5%
California Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 10/01/2033	14,100	14,378
California State Department of Water Resources Center Valley Project Revenue Bonds, Series 2000
8.570% due 12/01/2029 (a)	2,500	2,579
California State General Obligation Bonds, Series 2003
5.250% due 02/01/2033	36,160	36,712
California State Revenue Anticipation Notes, Series 2002
1.310% due 06/20/2003 (a)	43,000	42,957
2.500% due 06/20/2003	23,800	23,865

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	18

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

2.500% due 06/27/2003	$38,300	$38,405
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	179,010	165,217
Contra Costa Water District Revenue Bonds, (FSA Insured), Series 2002
5.000% due 10/01/2032	4,235	4,322
Golden State Tobacco Securitization Corporate Revenue Bonds, Series 2003
5.000% due 06/01/2021	2,000	1,995
La Quinta, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2001
5.100% due 09/01/2031	7,645	7,875
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2028	7,300	7,470
Orange County, California Water District Certificate of Participation, (MBIA Insured), Series 2003
5.000% due 08/15/2028	10,000	10,194
San Francisco, California City & County Public Utilities Commission Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 11/01/2032	11,600	11,839

		367,808

Colorado 0.0%
Colorado Springs, Colorado Utilities Revenue Bonds, Series 2002
5.000% due 11/15/2030	15,000	15,217
El Paso County Certificates of Participation, (AMBAC Insured), Series 2002
5.000% due 12/01/2023	2,000	2,059
5.000% due 12/01/2027	2,820	2,878

		20,154

Florida 0.0%
Florida State Board of Education General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 06/01/2027	6,450	6,578
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	7,000	7,122
Tampa, Florida Water and Sewer System Revenue Bonds, Series 2001
5.000% due 10/01/2026	5,000	5,098

		18,798

Illinois 0.1%
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2028	21,000	5,232
Chicago, Illinois General Obligaton Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2027	1,000	1,008
5.000% due 01/01/2034	18,275	18,428
Chicago, Illinois Housing Authority Revenue Bonds, Series 2001
5.375% due 07/01/2016	$500	$533
Cook County, Illinois General Oligation Bonds, (FGIC Insured), Series 2001
5.125% due 11/15/2026	5,000	5,105
Illinois Educational Facilities Authority Revenue Bonds, Series 2001
5.250% due 07/01/2041	5,000	5,136
Illinois State General Obligation Bonds, (MBIA Insured), Series 2002
4.750% due 10/01/2027	25,795	25,391
Metropolitan Pier & Exposition Authority Ill Dedicated State Tax Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 12/15/2028	5,000	5,059
Metropolitan Pier & Exposition Authority Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/15/2042	9,000	9,301
University of Illinois Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 04/01/2030	5,000	5,043

		80,236

Indiana 0.1%
Indianapolis, Indiana Local Public Improvement Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 02/01/2029	5,000	5,073
IPS Multi-School Building Corp. Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/15/2027	13,250	13,419
Marion Country, Indiana School Building Corp. Revenue Bonds, (FGIC Insured), Series 2003
5.250% due 01/15/2028	18,800	19,619
Valparaiso Middle Schools Building Corp. Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 07/15/2024	3,500	3,573

		41,684

Iowa 0.0%
University of Iowa Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.750% due 06/01/2028	5,120	5,060

Massachusetts 0.2%
Massachusetts State Water Pollution Abatement Revenue Bonds, Series 2002
5.000% due 08/01/2032	5,000	5,082
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	63,000	63,840
Massachusetts State Water Resources Authority Revenue Bonds, (FSA Insured), Series 2002
5.250% due 08/01/2017	10,000	11,283

19	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Southbridge Associations Corp. Massachusetts Revenue Bonds, (MBIA-Insured), Series 2000 7.590% due 02/01/2022	$31,105	$36,636

		116,841

Michigan 0.1%
Detroit, Michigan School District General Obligation Bonds, (FGIC Insured), Series 1998 4.750% due 05/01/2028	6,500	6,406
Detroit, Michigan Water Supply Revenue Bonds, (MBIA Insured), Series 2003 5.000% due 07/01/2034	5,750	5,805
Grosse Pointe, Michigan Public School System General Obligation Bonds, Series 2002 4.875% due 05/01/2027	11,910	11,923
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2002 5.000% due 10/15/2026	8,500	8,655

		32,789

Minnesota 0.0%
Morris Independent School District General Obligation Bonds, (MBIA Insured), Series 2002 5.000% due 02/01/2028	4,000	4,068

Missouri 0.0%
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds, Series 2002 5.000% due 07/01/2023	4,400	4,540

Nebraska 0.0%
Nebraska American Public Energy Agency Revenue Bonds, (AMBAC Insured), Series 2000 7.780% due 12/01/2012	2,400	2,908

Nevada 0.0%
Clark County, Nevada General Obligation Bonds, (FGIC Insured), Series 2001 5.000% due 06/01/2031	13,480	13,650

New Jersey 0.2%
Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 2000 10.220% due 01/01/2018 (a)	2,875	3,689
Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 1978 5.800% due 01/01/2018	50	57
New Jersey Tobacco Settlement Funding Corp. Revenue Bonds, Series 2003 6.375% due 06/01/2032	111,700	102,964
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003 6.125% due 06/01/2024	12,500	11,786

		118,496

New Mexico 0.0%
University of New Mexico Revenue Bonds, Series 2002 5.000% due 06/01/2032	10,000	10,131

New York 0.1%
Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2001 5.000% due 11/15/2031	2,600	2,633
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FSA-CR Insured), Series 2002 5.125% due 06/15/2034	3,500	3,581
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2002 5.000% due 06/15/2029	5,800	5,876
New York State Triborough Bridge and Tunnels Authority Revenue Bonds, Series 2002 5.000% due 11/15/2032	19,315	19,520
New York, New York General Obligation Bonds, (FGIC Insured), Series 1998 5.250% due 08/01/2010	4,000	4,416

		36,026

Ohio 0.0%
Kettering, Ohio City School District General Obligation Bonds, (FGIC Insured), Series 2003 5.000% due 12/01/2030	5,400	5,512
Ohio State Water Development Authority Revenue Bonds, Series 2002 4.750% due 12/01/2027	5,000	4,942

		10,454

Pennsylvania 0.0%
Lower Merion, Pennsylvania School District General Obligation Bonds, Series 2003 5.000% due 05/15/2029	14,975	15,200

South Carolina 0.0%
South Carolina State Public Services Authority Revenue Bonds, (FSA Insured), Series 2002 5.125% due 01/01/2032	17,000	17,353

Texas 0.2%
Austin, Texas Water and Wastewater Utilities Revenue Bonds, (MBIA Insured), Series 2003 5.000% due 11/15/2028	3,875	3,921
Dallas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2001 5.000% due 12/01/2026	2,540	2,570
Houston, Texas Water and Sewer System Revenue Bonds, (FSA Insured), Series 2002 5.000% due 12/01/2030	5,000	5,045
Killeen, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002 4.750% due 02/15/2028	12,000	11,793

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	20

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

Mesquite, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002 5.000% due 08/15/2028	$1,800	$1,817
Pflugerville, Texas General Obligation Bonds, (AMBAC Insured), Series 2003 5.000% due 08/01/2027 5.000% due 08/01/2033	2,915 5,000	2,948 5,044
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002 5.000% due 05/15/2032	5,000	5,043
Texas State Turnpike Systems Authority Revenue Bonds, Series 2002 5.000% due 06/01/2008	2,000	2,223
University of Texas Revenue Bonds, Series 2003 5.000% due 08/15/2028 5.000% due 08/15/2033	20,300 45,100	20,479 45,607
Wylie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003 5.000% due 08/15/2030	5,575	5,620

		112,110

Utah 0.0%
Utah Transit Authority Revenue Bonds, (FSA Insured), Series 2002 5.000% due 06/15/2032	9,000	9,096

Virginia 0.1%
Fairfax County, Virginia Water Authority Revenue Bonds, Series 2002 5.000% due 04/01/2032	5,025	5,116
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003 5.255% due 06/01/2018 6.250% due 06/01/2027 6.500% due 06/01/2033	9,000 42,900 21,000	9,001 40,163 19,245

		73,525

Washington 0.1%
Tacoma, Washington Water Supply System Revenue Bonds, (MBIA Insured), Series 2002 5.000% due 12/01/2032	7,550	7,619
Washington Energy Northwest Revenue Bonds, Series 2003 5.500% due 07/01/2012 5.500% due 07/01/2013 5.500% due 07/01/2015	8,900 27,100 29,800	9,996 30,439 33,507
Washington State General Obligation Bonds, (MBIA Insured), Series 2002 5.000% due 07/01/2027	10,000	10,095

		91,656

Wisconsin 0.0%
Wisconsin State Clean Water Revenue Bonds, Series 2002 8.750% due 06/01/2023 (a)	3,360	3,758

Total Municipal Bonds & Notes (Cost $1,271,916)		1,272,756

U.S. GOVERNMENT AGENCIES 1.6%
Fannie Mae
5.750% due 04/15/2003	$165	$165
3.625% due 04/15/2004	525	538
4.000% due 12/10/2004	300	302
1.875% due 12/15/2004	405	408
2.875% due 10/15/2005	1,500	1,537
4.500% due 12/13/2005	46,475	46,739
5.500% due 07/18/2006	14,400	14,563
3.250% due 11/15/2007	555	564
6.625% due 11/15/2010	2,100	2,484
5.250% due 08/01/2012	50	52
4.375% due 09/15/2012	275	278
6.500% due 03/25/2043	160,400	168,595
Federal Farm Credit Bank
5.620% due 08/18/2003	100	102
Federal Home Loan Bank
4.500% due 04/25/2003	48,000	48,107
5.870% due 05/12/2003	250	251
5.125% due 09/15/2003	500	509
2.500% due 03/15/2006	315	317
5.850% due 12/12/2006	2,000	2,018
5.850% due 12/13/2006	2,000	2,018
7.615% due 05/02/2007	5,000	5,028
6.495% due 05/15/2008	100	101
6.320% due 05/29/2008	200	202
6.115% due 02/16/2011	100	109
Freddie Mac
5.000% due 05/15/2004	200	208
4.000% due 11/09/2004	10,000	10,029
4.050% due 11/30/2004	20,900	20,995
1.875% due 01/15/2005	245	247
4.500% due 04/15/2005	5,000	5,006
4.375% due 05/09/2005	3,000	3,009
4.050% due 06/21/2005	435	448
5.625% due 06/20/2006	39,000	39,310
3.500% due 09/15/2007	350	360
9.000% due 09/15/2008	37	39
6.375% due 08/01/2011	1,300	1,420
4.500% due 01/15/2013	160	163
6.250% due 07/15/2032	272,875	310,968
Small Business Administration
8.017% due 02/10/2010	86,254	100,686
7.640% due 03/10/2010	60,116	69,149
7.449% due 08/01/2010	98,619	112,816
6.640% due 02/01/2011	19,782	21,900
6.344% due 08/10/2011	5,552	6,059
6.030% due 02/01/2012	34,374	36,733
4.524% due 02/10/2013	32,900	32,739
7.700% due 07/01/2016	517	583
6.950% due 11/01/2016	3,328	3,697
6.700% due 12/01/2016	12,528	13,832
7.150% due 03/01/2017	5,758	6,457
7.500% due 04/01/2017	3,846	4,354
7.190% due 12/01/2019	411	468

21	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

7.630% due 06/01/2020	$20,265	$23,463
6.900% due 12/01/2020	8,962	10,101
6.340% due 03/01/2021	29,274	32,225
5.340% due 11/01/2021	15,380	16,187

Total U.S. Government Agencies (Cost $ 1,119,271)		1,178,638

U.S. TREASURY OBLIGATIONS 13.3%

Treasury Inflation Protected Securities (e)
3.375% due 01/15/2007	126,937	139,711
3.625% due 01/15/2008	42,277	47,331
3.875% due 01/15/2009	601,386	685,393
4.250% due 01/15/2010	270,184	316,031
3.500% due 01/15/2011	495,819	556,867
3.375% due 01/15/2012	100,575	112,518
3.000% due 07/15/2012	70,588	76,831
3.625% due 04/15/2028	13,928	16,374
3.875% due 04/15/2029	477,428	587,088
3.375% due 04/15/2032	317	370
U.S. Treasury Bonds
7.250% due 05/15/2016	137,109	176,292
7.500% due 11/15/2016	1,143,876	1,502,722
8.750% due 05/15/2017	1,128,634	1,636,873
8.875% due 08/15/2017	165,500	242,619
7.250% due 08/15/2022	50	65
5.250% due 02/15/2029	200	209
6.250% due 05/15/2030	500	597
5.375% due 02/15/2031	599	648
U.S. Treasury Notes
5.750% due 04/30/2003	525	527
4.250% due 11/15/2003	300	306
2.000% due 11/30/2004	1,175	1,187
1.625% due 01/31/2005	625	627
1.625% due 03/31/2005	3,324,300	3,332,351
6.500% due 10/15/2006	250	286
6.625% due 05/15/2007	925	1,075
3.000% due 02/15/2008	970	982
4.750% due 11/15/2008	2,000	2,180
6.000% due 08/15/2009	200	232
6.500% due 02/15/2010	655	782
3.875% due 02/15/2013	120	121
U.S. Treasury Strips
0.000% due 05/15/2012	400	276
0.000% due 05/15/2016	150,800	81,341
0.000% due 11/15/2016	70,600	36,656
0.000% due 02/15/2017	215,400	110,052
0.000% due 05/15/2017	54,470	27,533

Total U.S. Treasury Obligations (Cost $ 9,570,356)		9,695,053

MORTGAGE-BACKED SECURITIES 33.7%

Collateralized Mortgage Obligations 14.7%
ABN AMRO Mortgage Corp.
6.750% due 09/25/2028	3,573	3,619
6.750% due 11/25/2028	$202	$203
6.500% due 06/25/2029 (a)	7,075	7,335
6.500% due 01/25/2032	1,949	1,955
American Southwest Financial Securities Corp.
7.248% due 11/25/2038 (a)	64,185	70,150
Amresco Commercial Mortgage Funding I
7.180% due 06/17/2029	350	383
Aurora Loan Services
2.005% due 05/25/2030 (a)	6,120	6,129
Bank of America Funding Corp.
6.750% due 11/20/2032	1,349	1,350
Bank of America Mortgage Securities, Inc.
6.250% due 07/25/2014	12,211	12,587
6.250% due 08/25/2028	25,000	25,749
6.500% due 05/25/2029 (a)	34,641	35,575
7.250% due 10/25/2029	5,301	5,331
6.630% due 02/25/2031	7,081	7,072
6.500% due 06/25/2031	1,126	1,133
6.234% due 07/25/2031 (a)	293	294
6.750% due 08/25/2031	9,761	9,888
7.000% due 03/25/2032	48,452	49,103
6.373% due 07/25/2032 (a)	73,044	74,467
5.775% due 10/20/2032 (a)	1,518	1,549
Bear Stearns Adjustable Rate Mortgage Trust
4.770% due 11/25/2030 (a)	61,920	63,516
6.912% due 02/25/2031 (a)	3,586	3,635
7.001% due 02/25/2031 (a)	4,035	4,089
6.952% due 06/25/2031 (a)	15,281	15,626
6.688% due 09/25/2031 (a)	8,634	8,640
6.552% due 10/25/2031 (a)	4,954	4,957
6.709% due 11/25/2031 (a)	7,990	8,122
6.823% due 11/25/2031 (a)	8,719	8,787
6.147% due 12/25/2031 (a)	35,235	35,266
6.184% due 12/25/2031 (a)	324	329
6.195% due 12/25/2031 (a)	52,981	53,749
6.295% due 12/25/2031 (a)	80,893	82,086
6.299% due 01/25/2032 (a)	124,962	125,570
6.759% due 01/25/2032 (a)	9,341	9,362
6.401% due 02/25/2032 (a)	29,752	30,212
5.439% due 10/25/2032 (a)	66,727	68,278
5.681% due 01/25/2033 (a)	129,125	128,938
5.430% due 03/25/2033 (a)	66,594	68,000
5.468% due 03/25/2033 (a)	141,784	145,794
Bear Stearns Commercial Mortgage Securities, Inc.
5.910% due 05/14/2008	101	109
5.060% due 12/15/2010	31,601	33,455
7.000% due 03/25/2027	2,904	2,919
7.750% due 06/25/2027	168	168
7.000% due 02/25/2028 (a)	3,199	3,221
6.750% due 04/30/2030	106	111
7.000% due 05/20/2030 (a)	50,230	57,367
6.390% due 06/25/2030 (a)	2,853	2,838
Capco America Securitization Corp.
5.860% due 12/15/2007	35	38

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	22

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

Cendant Mortgage Corp.
6.506% due 11/18/2028 (a)	$6,997	$7,199
1.955% due 08/25/2030 (a)	481	482
Chase Commercial Mortgage Securities Corp.
7.600% due 12/18/2005	44	44
Chase Mortgage Finance Corp.
7.000% due 08/25/2024 (a)	771	770
6.750% due 03/25/2025 (a)	13,547	13,864
6.750% due 10/25/2028	39,000	40,002
6.500% due 02/25/2029	20,000	20,603
6.350% due 07/25/2029	17,602	17,690
6.190% due 12/25/2029 (a)	9,926	10,203
6.221% due 12/25/2029 (a)	66,492	67,644
7.750% due 08/25/2030	9,116	9,105
Chemical Mortgage Securities, Inc.
7.250% due 01/25/2026	1,726	1,725
Citicorp Mortgage Securities, Inc.
6.605% due 10/25/2022 (a)	4,555	4,518
6.250% due 04/25/2024	11,796	12,103
6.250% due 08/25/2024	105	107
7.250% due 10/25/2027	4,404	4,475
6.750% due 09/25/2028	9,062	9,212
6.500% due 10/25/2028	36,098	37,147
7.000% due 11/25/2028	11,000	11,130
7.000% due 09/25/2030	7,528	7,717
7.500% due 10/25/2030	2,868	2,868
7.000% due 02/25/2031	21,907	22,367
6.500% due 03/25/2031	4,543	4,667
7.000% due 03/25/2031	12,144	12,508
6.000% due 06/25/2032	15,923	16,365
CMC Securities Corp.
7.250% due 11/25/2027	3,461	3,495
6.750% due 05/25/2028	3,840	3,867
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	2,837	2,845
Collateralized Mortgage Securities Corp.
8.750% due 04/20/2019	169	170
8.800% due 04/20/2019	127	128
COMM Mortgage Trust
6.145% due 02/15/2008	9,364	10,073
Commercial Mortgage Acceptance Corp.
7.030% due 05/15/2009	75	87
Commercial Mortgage Asset Trust
7.546% due 01/17/2010	500	591
6.975% due 04/17/2013	145	170
Countrywide Alternative Loan Trust
7.000% due 10/25/2031	16,718	16,839
6.750% due 12/25/2031	13,071	13,113
Countrywide Funding Corp.
6.625% due 02/25/2024	24,192	24,412
6.750% due 03/25/2024	14,506	14,731
6.875% due 03/25/2024	1,917	1,915
Countrywide Home Loans, Inc.
6.250% due 08/25/2014 (a)	3,309	3,424
6.750% due 11/25/2025	13,577	13,662
6.750% due 11/25/2028	5,000	5,121
6.500% due 01/25/2029	24,978	25,596
6.500% due 03/25/2029 (a)	21,744	22,400
7.750% due 10/25/2030	26,000	26,389
6.068% due 07/19/2031 (a)	2,905	2,923
6.050% due 10/25/2031	3,867	3,922
6.095% due 03/19/2032	15,978	16,452
1.805% due 06/25/2032 (a)	18,587	18,617
6.500% due 08/25/2032 (a)	32,980	33,172
5.360% due 09/19/2032 (a)	10,084	10,304
Credit-Based Asset Servicing & Securitization LLC
1.685% due 10/25/2028 (a)	3,882	3,889
1.715% due 09/25/2029 (a)	484	484
1.625% due 02/25/2030 (a)	19,251	19,197
1.645% due 01/25/2032 (a)	34,859	34,902
Crusade Global Trust
1.670% due 02/15/2030 (a)	35,056	35,095
CS First Boston Mortgage Securities Corp.
6.750% due 01/15/2008	11,098	11,171
7.290% due 09/15/2009	335	391
6.000% due 06/25/2017	14,004	14,366
6.750% due 09/25/2028	6,960	7,087
6.750% due 12/27/2028	15,001	15,451
7.500% due 03/25/2031	17,372	17,897
1.905% due 06/25/2031 (a)	16,653	16,698
1.655% due 08/25/2031 (a)	1,993	1,992
1.855% due 11/25/2031 (a)	1,331	1,334
6.169% due 12/25/2031	30,801	31,221
1.705% due 02/25/2032 (a)	11,208	11,100
1.666% due 03/25/2032 (a)	8,934	8,837
6.248% due 04/25/2032 (a)	61,758	63,592
1.695% due 05/25/2032 (a)	76,488	76,484
5.500% due 09/25/2032	24,658	25,169
6.400% due 01/17/2035	56	56
DLJ Commercial Mortgage Corp.
1.597% due 05/05/2003 (a)	7,102	7,106
7.300% due 06/10/2032	515	603
DLJ Mortgage Acceptance Corp.
7.580% due 02/12/2006 (a)	2,613	2,754
6.445% due 08/01/2021 (a)(c)	2,296	2,330
8.000% due 03/25/2022	63	63
6.950% due 12/25/2022 (a)	461	462
6.836% due 03/25/2023 (a)	77	78
7.684% due 03/25/2024 (a)	58	58
7.557% due 05/25/2024 (a)	41	41
7.907% due 10/25/2024 (a)	174	174
1.805% due 06/25/2026 (a)	606	607
6.850% due 12/17/2027	913	913
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017	272	275
DVI Business Credit Receivable Corp. III
1.960% due 10/15/2003 (a)	550	553
E-Trade Bank Mortgage-Backed Securities Trust
7.174% due 09/25/2031	14,797	14,838

23	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Fannie Mae
5.500% due 12/25/2005	$150	$153
7.000% due 05/25/2006	98	102
7.500% due 05/25/2007	111	112
6.500% due 08/25/2007	1,573	1,609
6.740% due 08/25/2007	425	478
6.270% due 09/25/2007	3,000	3,213
7.000% due 10/25/2007	121	127
6.500% due 12/25/2007	3,214	3,299
6.250% due 01/25/2008	47,269	51,607
6.500% due 05/25/2008	278	292
10.500% due 08/25/2008	1,617	1,628
14.648% due 09/25/2008 (a)	1,345	1,535
4.000% due 02/25/2009	64	65
6.000% due 02/25/2009	1,124	1,201
6.500% due 02/25/2009	27	28
6.500% due 03/25/2009	83	86
5.000% due 01/25/2012	230	235
6.370% due 02/25/2013	28,500	31,512
6.500% due 04/25/2013	75	79
5.500% due 11/25/2013	428	437
8.000% due 12/25/2016 (a)	79	88
1.805% due 03/25/2017	1,695	1,698
11.000% due 11/25/2017	559	652
9.250% due 04/25/2018	74	84
9.300% due 05/25/2018	308	349
1.862% due 06/25/2018 (a)	1	1
9.500% due 06/25/2018	243	276
5.750% due 09/25/2018	200	204
9.500% due 06/25/2019	597	681
9.300% due 08/25/2019 (a)	30	34
7.500% due 12/25/2019	6,442	7,052
9.000% due 12/25/2019	2,408	2,719
7.000% due 03/25/2020	502	543
7.500% due 05/25/2020	1,114	1,213
6.000% due 07/25/2020	67	69
9.000% due 09/25/2020	1,071	1,200
8.000% due 12/25/2020	8,305	8,485
8.750% due 01/25/2021	1,232	1,372
9.000% due 01/25/2021	2,100	2,349
9.000% due 03/25/2021	209	235
6.500% due 06/25/2021	2,848	2,992
8.000% due 07/25/2021	5,613	6,154
8.500% due 09/25/2021	1,950	2,159
7.000% due 10/25/2021	3,901	4,175
5.000% due 12/25/2021	436	440
4.000% due 01/25/2022	16	16
7.750% due 01/25/2022	9,266	10,200
6.250% due 03/25/2022	5,671	5,782
6.550% due 03/25/2022	77	78
7.000% due 04/25/2022	16,187	17,131
7.375% due 05/25/2022	8,021	8,586
7.500% due 05/25/2022	1,322	1,407
7.000% due 06/25/2022	548	594
8.000% due 06/25/2022	4,530	4,975
7.000% due 07/25/2022	$2,618	$2,856
7.500% due 07/25/2022	586	625
8.000% due 07/25/2022	30,457	33,499
6.500% due 10/25/2022	4,760	4,973
7.800% due 10/25/2022	1,282	1,403
6.500% due 03/25/2023	1,005	1,031
7.000% due 03/25/2023	16,924	17,273
6.900% due 05/25/2023	189	203
7.000% due 06/25/2023	879	996
6.000% due 08/25/2023	13,813	14,621
6.750% due 09/25/2023	3,072	3,085
8.930% due 09/25/2023	55	54
6.500% due 10/25/2023	10,127	10,615
6.750% due 10/25/2023	707	782
6.500% due 12/25/2023	182	193
5.000% due 01/25/2024	245	256
6.500% due 01/25/2024	3,086	3,085
6.500% due 02/25/2024 (a)	5,150	5,605
7.000% due 03/25/2024 (a)	252	256
6.000% due 06/25/2024	340	349
6.500% due 08/17/2024	17,000	18,456
6.000% due 12/25/2024	153	153
4.750% due 01/25/2025	155	158
6.000% due 01/25/2025	130	133
1.655% due 02/25/2025 (a)	2,800	2,805
7.500% due 11/17/2025 (a)	289	316
7.000% due 02/15/2026	0	0
6.500% due 05/25/2026	150	154
6.500% due 09/18/2026	49	50
7.000% due 12/18/2026	19,420	20,562
6.000% due 12/25/2026	170	177
8.500% due 02/17/2027	1,674	1,812
6.000% due 03/25/2027	320	333
5.000% due 04/18/2027	599	610
6.000% due 05/17/2027	5,470	5,827
7.000% due 06/18/2027	684	749
6.500% due 07/18/2027	203	216
7.500% due 08/20/2027	3,036	3,246
5.750% due 12/20/2027	11,103	11,622
7.000% due 12/20/2027	14,729	15,622
6.000% due 02/25/2028	200	209
1.700% due 04/18/2028 (a)	1,173	1,177
6.500% due 06/25/2028	4,700	4,918
6.000% due 07/18/2028	10,045	10,604
6.500% due 07/18/2028	67,412	71,520
9.210% due 09/25/2028 (a)	6,120	6,839
6.500% due 10/25/2028	40,000	41,825
6.250% due 02/25/2029	3,500	3,679
6.000% due 04/25/2029	3,051	3,050
7.500% due 04/25/2029	756	828
7.500% due 06/19/2030	184	201
8.500% due 06/25/2030	12,712	15,201
1.805% due 08/25/2030 (a)	16,064	16,085
1.755% due 09/25/2030 (a)	770	770
1.750% due 10/18/2030 (a)	11,274	11,280

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	24

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

7.000% due 11/25/2030	$15,389	$16,566
6.000% due 05/25/2031	37,977	38,973
6.500% due 07/25/2031	13,863	14,929
7.500% due 07/25/2031	720	790
6.500% due 09/25/2031	13,297	14,073
6.500% due 10/03/2031	11,025	11,646
6.500% due 10/25/2031	60,009	63,460
6.000% due 11/25/2031	39,082	39,954
6.500% due 11/25/2031	22,260	23,796
6.000% due 12/25/2031	35,200	35,960
6.500% due 06/25/2032	16,871	17,787
5.500% due 09/25/2032	2,065	1,941
6.000% due 09/25/2032	35,897	36,605
6.500% due 01/01/2033	151,268	160,864
5.500% due 04/25/2033	15,700	15,197
6.390% due 05/25/2036	36,159	36,986
7.405% due 01/17/2037	16,130	18,186
6.500% due 06/17/2038	5,000	5,384
6.500% due 09/17/2038	6,515	6,815
6.300% due 10/17/2038 (a)	18,952	20,198
Federal Housing Administration
6.997% due 09/01/2019	1,961	2,095
7.430% due 01/01/2020	2,293	2,458
7.430% due 08/01/2020	641	687
7.430% due 12/01/2023	2,494	2,673
7.675% due 09/01/2030	5,804	6,590
7.125% due 12/01/2035	6,589	6,887
FFCA Secured Lending Corp.
7.850% due 10/18/2017	29,600	32,495
First Chicago Lennar Trust
8.111% due 05/25/2008 (a)	275	270
First Commonwealth Savings & Loan Association
10.375% due 04/01/2005	9	10
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030	89	90
6.750% due 02/25/2031	62,316	63,842
7.000% due 02/25/2031	11,370	11,364
First Interstate Bancorp
8.875% due 01/01/2009 (c)	77	82
9.125% due 01/01/2009 (a)(c)	5	5
First Nationwide Trust
6.500% due 03/25/2029	4,400	4,760
8.000% due 10/25/2030	265	271
6.750% due 08/21/2031	112,133	115,343
8.500% due 08/25/2031	138	143
1.905% due 09/25/2031 (a)	1,891	1,896
First Union Residential Securitization, Inc.
7.000% due 04/25/2025	331	340
6.750% due 08/25/2028	60	60
Freddie Mac
6.750% due 10/15/2003 (a)	2,097	2,117
7.000% due 10/15/2003	666	674
7.000% due 12/15/2003	22	23
10.150% due 04/15/2006	1	1
7.500% due 02/15/2007	265	276
7.500% due 04/01/2007	$4	$4
7.750% due 04/01/2007	3	3
8.000% due 10/01/2007	19	20
6.250% due 10/15/2007	3,293	3,381
13.675% due 06/15/2008 (a)	5	5
6.000% due 11/15/2008 (a)	183	194
6.200% due 12/15/2008	5,237	5,580
8.500% due 03/01/2009	55	60
6.000% due 03/15/2009	265	283
7.000% due 06/01/2010	5	5
7.550% due 03/15/2012	26	26
11.875% due 06/15/2013	50	51
6.000% due 11/15/2014	400	415
6.500% due 12/15/2014	570	602
6.000% due 06/15/2015	1,500	1,560
10.100% due 09/01/2016	216	249
7.500% due 11/15/2016	7,473	7,584
5.500% due 05/15/2018	116	117
10.000% due 11/15/2019	39	40
9.000% due 09/15/2020	25	26
5.000% due 10/15/2020	243	244
8.900% due 11/15/2020	4,943	4,949
9.500% due 11/15/2020	1,268	1,269
6.000% due 12/15/2020	90	91
6.250% due 12/15/2020	121	122
7.000% due 12/15/2020	79	82
8.750% due 12/15/2020	490	503
9.000% due 12/15/2020	1,094	1,122
9.500% due 01/15/2021	775	783
6.000% due 04/15/2021	200	203
8.000% due 04/15/2021 (a)	34	34
8.500% due 06/15/2021 (a)	9,695	10,088
5.500% due 07/15/2021	255	259
6.950% due 07/15/2021	191	195
9.000% due 07/15/2021	1,000	1,062
6.950% due 08/15/2021	54	56
9.500% due 08/15/2021	641	664
4.500% due 09/15/2021	121	122
6.000% due 09/15/2021	200	204
6.500% due 09/15/2021	366	374
7.000% due 09/15/2021	45	48
5.750% due 10/15/2021	1,561	1,561
8.000% due 12/15/2021	8,669	9,212
6.850% due 01/15/2022	8	8
7.000% due 03/15/2022	166	167
7.500% due 04/15/2022	238	241
8.250% due 06/15/2022	1,691	1,810
6.650% due 07/15/2022	481	491
7.000% due 07/15/2022	4,935	5,180
8.500% due 10/15/2022	2,774	2,901
6.000% due 11/15/2022	220	229
6.250% due 11/15/2022	200	208
6.500% due 11/15/2022	100	105
7.000% due 12/15/2022	21,000	21,764
7.500% due 01/15/2023	21,130	22,524

25	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

6.500% due 02/15/2023	$1,250	$1,289
7.500% due 05/01/2023	327	352
5.750% due 06/15/2023	42	42
6.500% due 07/15/2023	546	548
7.000% due 07/15/2023	2,285	2,483
7.500% due 07/15/2023 (a)	395	413
6.500% due 08/15/2023	187	200
5.500% due 09/15/2023	150	154
3.840% due 10/25/2023 (a)	4,569	4,756
7.410% due 10/25/2023	914	931
6.500% due 11/15/2023	6,538	6,714
6.250% due 01/15/2024	26	26
6.500% due 01/15/2024	35	38
5.000% due 02/15/2024	116	118
6.500% due 02/15/2024	5	5
6.500% due 03/15/2024	376	396
7.499% due 03/15/2024	7,647	7,802
8.000% due 04/25/2024	281	311
6.250% due 05/15/2024	3,649	3,684
6.000% due 07/17/2024	82	83
8.500% due 08/01/2024	583	636
5.750% due 09/15/2024	14	14
6.500% due 09/15/2024	149	151
8.000% due 09/15/2024	16,236	17,688
8.500% due 11/01/2024	258	281
5.500% due 11/15/2024	3,543	3,557
5.650% due 11/15/2024	32	33
6.000% due 11/15/2024	130	134
6.000% due 12/15/2024	220	226
5.750% due 01/15/2025	200	207
1.730% due 02/15/2025 (a)	1,483	1,484
5.835% due 03/15/2025	2,655	2,664
6.500% due 05/15/2025	154	156
5.750% due 06/15/2025	100	103
7.000% due 09/17/2025	2	2
6.000% due 12/15/2025	77	77
6.500% due 03/15/2026	110	113
6.000% due 08/15/2026	2,400	2,455
4.523% due 10/01/2026 (a)	1,274	1,324
6.000% due 11/15/2026	550	574
6.250% due 11/15/2026	700	719
6.000% due 12/15/2026	132	133
6.000% due 02/15/2027	250	259
6.250% due 02/15/2027	678	687
6.500% due 03/15/2027	29,964	31,279
7.500% due 03/17/2027	15,041	15,902
4.890% due 05/01/2027 (a)	69	72
5.500% due 06/15/2027	150	156
6.000% due 06/15/2027	23	23
6.500% due 06/15/2027	11,952	12,678
7.500% due 06/20/2027	38,961	42,052
6.000% due 07/15/2027	100	106
6.500% due 08/15/2027	18,394	19,080
6.500% due 09/15/2027	73,000	75,675
6.500% due 10/15/2027	32,300	33,832
6.000% due 11/15/2027	$665	$694
5.750% due 01/15/2028	109	111
6.500% due 01/25/2028	8,691	9,230
6.250% due 03/15/2028	10,000	10,580
6.500% due 04/15/2028	165,401	177,209
6.500% due 05/15/2028	65,688	69,757
6.500% due 06/15/2028	72,106	76,905
6.500% due 06/20/2028	27,507	29,461
6.500% due 07/15/2028	112,706	119,987
6.100% due 08/15/2028	9	9
6.500% due 08/15/2028	443,459	473,487
7.000% due 11/15/2028	9,000	9,546
6.000% due 12/01/2028	386	401
6.000% due 12/15/2028	24,891	26,253
6.250% due 12/15/2028	1,955	2,092
6.500% due 12/15/2028	8,298	8,881
6.000% due 01/15/2029	48,763	50,958
6.500% due 01/15/2029	27,901	29,957
6.000% due 02/15/2029 (a)	4,498	4,749
6.000% due 03/15/2029	434	434
6.500% due 03/15/2029 (a)	57,547	61,580
6.500% due 04/15/2029	15,146	16,066
6.500% due 06/01/2029	268	279
8.000% due 09/15/2029	9,253	10,651
1.630% due 12/15/2029 (a)	394	393
7.500% due 01/15/2030	7,860	8,673
7.500% due 02/01/2030	79	84
7.250% due 05/15/2030	1,174	1,221
7.500% due 07/15/2030	1,000	1,062
7.000% due 08/15/2030	14,894	15,763
7.500% due 08/15/2030	27,415	29,553
1.780% due 09/15/2030 (a)	2,212	2,221
7.000% due 09/15/2030 (a)	34,945	37,269
7.000% due 10/15/2030	23,363	25,211
7.500% due 10/15/2030	32,766	35,647
1.730% due 11/15/2030 (a)	363	363
6.500% due 04/15/2031	11,947	12,711
6.000% due 06/15/2031	8,439	8,762
5.500% due 07/15/2031	30,593	31,406
6.500% due 08/15/2031	17,852	19,103
6.000% due 12/15/2031	10,504	11,104
6.500% due 06/15/2032	17,847	19,012
6.000% due 07/15/2032	32,990	33,520
6.500% due 07/15/2032	10,442	11,238
4.617% due 08/15/2032 (a)	17,778	17,668
6.000% due 08/15/2032	22,937	23,396
6.000% due 09/15/2032	6,594	6,743
5.500% due 11/15/2032	10,694	10,142
Fund America Investors Corp. II
6.307% due 06/25/2023 (a)	1,181	1,202
GE Capital Mortgage Services, Inc.
6.250% due 07/25/2029	84,813	85,866
General Electric Capital Mortgage Services, Inc.
6.500% due 09/25/2023	1,175	1,180
6.500% due 12/25/2023 (a)	8,631	8,671

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	26

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

6.500% due 01/25/2024 (a)	$3,895	$3,923
6.000% due 02/25/2024	8,328	8,534
6.500% due 02/25/2024	13,985	14,259
6.500% due 03/25/2024 (a)	8,376	8,452
6.500% due 04/25/2024	57,383	58,141
6.750% due 06/25/2028	20,517	21,087
6.750% due 10/25/2028	11,821	12,080
6.250% due 12/25/2028	53,185	54,449
6.500% due 12/25/2028	19,500	19,905
6.350% due 05/25/2029	6,286	6,414
6.500% due 05/25/2029	9,858	10,142
6.750% due 05/25/2029	20,000	20,545
6.500% due 07/25/2029 (a)	95,240	98,118
7.000% due 09/25/2029	12,602	12,951
GMAC Commercial Mortgage Securities, Inc.
7.860% due 11/15/2006	250	258
6.150% due 11/15/2007	135	144
6.974% due 05/15/2008	23,239	25,779
8.950% due 08/20/2017	265	293
6.570% due 09/15/2033	29,457	32,135
GMAC Commerial Mortgage Corp.
2.007% due 09/20/2004 (a)	5,845	5,837
GMAC Mortgage Corp. Loan Trust
7.500% due 05/25/2030	10,834	10,897
7.198% due 11/25/2030 (a)	83	80
Goldman Sachs Mortgage Corp.
6.000% due 12/31/2007 (c)	6,169	6,763
Government Lease Trust
6.390% due 05/18/2007	10,000	11,034
4.000% due 05/18/2011	35,750	33,997
6.480% due 05/18/2011	14,000	15,776
Government National Mortgage Association
8.000% due 06/20/2025	81	87
7.000% due 10/20/2025 (a)	7,000	7,371
1.830% due 12/16/2025 (a)	853	858
6.000% due 03/20/2026	1,500	1,523
7.000% due 03/20/2026	226	228
7.500% due 07/16/2027	33,230	35,140
6.500% due 04/20/2028	13,754	14,790
6.500% due 06/20/2028	43,107	46,657
6.750% due 06/20/2028	26,158	27,855
7.250% due 07/16/2028	30	33
6.500% due 07/20/2028	73,379	79,277
6.500% due 09/20/2028	47,926	51,814
4.500% due 11/16/2028	28,981	27,443
4.500% due 12/20/2028	19,082	17,959
6.500% due 01/20/2029 (a)	32,752	35,056
7.000% due 02/16/2029	6,815	7,449
6.500% due 03/20/2029 (a)	16,259	17,380
8.000% due 03/20/2029	3,603	3,650
6.000% due 05/20/2029	12,579	13,205
7.500% due 11/20/2029	2,694	3,003
7.000% due 01/16/2030	7,687	8,453
1.780% due 02/16/2030 (a)	17,647	17,760
1.880% due 02/16/2030 (a)	16,683	16,801
1.930% due 02/16/2030 (a)	$9,179	$9,250
7.500% due 02/20/2030	25,188	27,114
1.683% due 06/20/2030 (a)	2,454	2,463
7.500% due 08/20/2030	14,862	15,771
1.783% due 09/20/2030 (a)	3,084	3,096
7.500% due 09/20/2030	6,028	6,539
1.730% due 10/16/2030 (a)	12,720	12,780
7.000% due 10/16/2030	29,806	32,464
6.500% due 03/20/2031	6,831	7,235
6.000% due 06/16/2032	18,826	19,905
6.000% due 07/20/2032	8,987	9,189
6.500% due 07/20/2032	3,132	3,324
6.750% due 10/16/2040	27,820	30,427
GS Mortgage Securities Corp.
6.526% due 08/15/2011 (a)	15,700	17,496
6.624% due 05/03/2018	55,900	61,912
6.044% due 08/15/2018	21,418	23,476
GSR Mortgage Loan Trust
6.000% due 03/25/2032	6,988	7,182
G-Wing Ltd.
3.981% due 05/06/2004 (a)	45,150	44,495
Harborview Mortgage Loan Trust
7.470% due 08/19/2030	6,125	6,238
Headlands Mortgage Securities, Inc.
7.155% due 12/25/2012 (a)	80	80
Home Savings of America
8.464% due 08/01/2006 (a)	8	8
4.302% due 05/25/2027 (a)	1,289	1,306
Housing Securities, Inc.
7.000% due 05/25/2023	2,649	2,674
ICI Funding Corp. Secured Assets Corp.
7.250% due 09/25/2027	5,925	5,988
7.750% due 03/25/2028 (a)	1,550	1,556
IMPAC CMB Trust
1.725% due 12/15/2030 (a)	20,902	20,944
1.585% due 11/25/2031 (a)	18,989	18,997
Imperial CMB Trust
6.650% due 11/25/2029	258	258
Imperial Savings Association
8.230% due 01/25/2017 (a)	29	29
8.854% due 07/25/2017 (a)	95	95
Independent National Mortgage Corp.
2.905% due 07/25/2025 (a)	803	803
Indymac Adjustable Rate Mortgage Trust
6.568% due 08/25/2031 (a)	5,605	5,726
6.432% due 01/25/2032 (a)	39,145	39,509
6.446% due 01/25/2032 (a)	7,864	7,925
International Mortgage Acceptance Corp.
12.250% due 03/01/2014	170	183
J.P. Morgan Commercial Mortgage Finance Corp.
8.228% due 02/25/2028 (a)	1,615	1,818
7.069% due 09/15/2029	28	30
LB Commercial Conduit Mortgage Trust
6.330% due 11/18/2004	21	21
Lehman Large Loan Trust
6.790% due 06/12/2004	20	21

27	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Long Beach Mortgage Loan Trust
8.396% due 01/20/2017 (a)	$48,984	$53,551
Master Adjustable Rate Mortgages Trust
6.175% due 10/25/2032	34,766	35,508
Mellon Residential Funding Corp.
6.110% due 01/25/2029	9,805	9,868
6.580% due 07/25/2029 (a)	28,898	28,890
1.773% due 10/20/2029 (a)	30,358	30,781
Merrill Lynch Mortgage Investors, Inc.
6.439% due 06/15/2021 (a)	1,034	1,062
6.589% due 06/15/2021 (a)	3,114	3,399
6.849% due 06/15/2021 (a)	2,922	3,198
7.209% due 06/15/2021 (a)	649	705
1.583% due 01/20/2030 (a)	548	548
5.650% due 12/15/2030	5,712	6,003
MLCC Mortgage Investors, Inc.
1.530% due 09/15/2026 (a)	10,950	10,935
Morgan Stanley Capital I
5.990% due 03/15/2005	31	31
6.190% due 01/15/2007	10,780	11,473
6.170% due 10/03/2008	750	832
6.160% due 04/03/2009 (a)	10,254	10,975
7.460% due 02/15/2020	3,967	3,984
6.860% due 07/15/2029 (a)	91	91
6.220% due 06/01/2030	33	35
6.590% due 10/03/2030 (a)	2,520	2,643
Mortgage Capital Funding, Inc.
7.800% due 04/15/2006 (a)	500	569
7.008% due 09/20/2006	15,545	17,326
6.001% due 11/18/2031	51	55
Mortgage Obligation Structured Trust
7.700% due 10/25/2018	8,902	8,909
NationsBanc Montgomery Funding Corp.
6.750% due 06/25/2028	10,000	10,300
6.500% due 07/25/2028	14,470	14,954
6.750% due 08/25/2028	20,009	20,253
6.250% due 10/25/2028	7,000	7,210
Nationslink Funding Corp.
6.654% due 02/10/2006	20,624	22,332
1.675% due 04/10/2007 (a)	10,433	10,464
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030	12,327	13,190
Nomura Asset Securities Corp.
7.120% due 04/13/2036	460	513
Norwest Asset Securities Corp.
6.750% due 12/25/2012 (a)	2,472	2,470
6.500% due 04/25/2013	13,027	13,254
6.500% due 06/25/2013	7,283	7,423
7.500% due 03/25/2027	336	336
6.250% due 09/25/2028	195	198
6.750% due 10/25/2028	37,627	38,297
6.500% due 12/25/2028	39,751	40,091
6.000% due 01/25/2029	4,918	4,919
6.500% due 02/25/2029	62,012	63,732
6.200% due 04/25/2029 (a)	68,270	69,839
6.500% due 04/25/2029	$26,751	$27,528
6.250% due 05/25/2029	139	140
6.500% due 06/25/2029 (a)	46,178	46,597
6.500% due 10/25/2029	1,923	1,979
7.000% due 11/25/2029	14,453	14,676
Norwest Integrated Structured Assets, Inc.
7.000% due 09/25/2029	4,109	4,148
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018	208	210
Paine Webber Mortgage Acceptance Corp.
6.000% due 04/25/2009	6,136	6,226
PHH Mortgage Services Corp.
7.177% due 11/18/2027 (a)	537	563
PNC Mortgage Securities Corp.
6.750% due 06/25/2016 (a)	1,067	1,066
7.000% due 10/25/2027	3,737	3,733
6.750% due 12/25/2027	7,230	7,266
6.976% due 02/25/2028	3,224	3,228
7.000% due 02/25/2028	14,454	14,494
7.000% due 05/25/2028	952	964
6.750% due 07/25/2028	3,518	3,613
6.750% due 09/25/2028	3,980	4,075
6.750% due 10/25/2028	21,453	21,852
6.500% due 12/25/2028	2,522	2,536
6.750% due 12/25/2028	21,698	22,350
6.250% due 01/25/2029	9,257	9,571
6.500% due 01/25/2029	1,206	1,231
6.300% due 03/25/2029	9,955	10,274
6.200% due 06/25/2029 (a)	26,116	26,705
6.300% due 06/25/2029	15,992	16,109
6.500% due 06/25/2029 (a)	48,393	50,147
7.000% due 06/25/2030	11,303	11,754
1.755% due 12/25/2030 (a)	3,335	3,340
7.500% due 02/25/2031	4,864	4,954
7.500% due 05/25/2040 (a)	277	277
PNC Mortgage Trust
8.250% due 03/25/2030	11,861	12,188
Prudential Home Mortgage Securities
7.400% due 11/25/2007	510	509
7.000% due 01/25/2008	10,820	10,809
6.500% due 07/25/2008	4,511	4,521
6.750% due 07/25/2008	35	35
6.000% due 01/25/2009	32	32
6.950% due 11/25/2022	222	222
6.750% due 10/25/2023	8,949	8,955
5.900% due 12/25/2023	267	268
6.500% due 01/25/2024	1,525	1,558
6.250% due 04/25/2024	14,672	15,067
6.800% due 05/25/2024	12,987	13,783
6.450% due 11/25/2025	5,264	5,288
Prudential Securities Secured Financing Corp.
6.074% due 01/15/2008 (a)	9,212	9,935
Prudential-Bache Trust
8.400% due 03/20/2021	2,702	2,799

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	28

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

Regal Trust IV
3.808% due 09/29/2031 (a)	$9,247	$8,883
Resecuritization Mortgage Trust
1.556% due 04/26/2021 (a)	8	8
6.750% due 06/19/2028	17,600	18,559
6.500% due 04/19/2029	2,402	2,436
Residential Accredit Loans, Inc.
7.500% due 08/25/2027 (a)	4,580	4,675
7.000% due 02/25/2028	24,970	25,556
6.500% due 12/25/2028	400	411
6.500% due 05/25/2029	3,000	3,088
6.750% due 06/25/2029	127	128
7.000% due 07/25/2029	20	20
7.000% due 08/25/2031	6,701	6,724
Residential Asset Securitization Trust
7.000% due 10/25/2027	6,446	6,491
7.000% due 01/25/2028	9,448	9,623
6.500% due 12/25/2028	1,104	1,112
6.500% due 03/25/2029	14,094	14,222
6.750% due 03/25/2029	92	93
7.875% due 01/25/2030	137	141
8.000% due 02/25/2030	7,012	7,193
2.005% due 09/25/2030 (a)	3,766	3,781
6.180% due 05/25/2032	22,657	22,767
Residential Funding Mortgage Securities I, Inc.
7.500% due 09/25/2011 (a)	243	243
6.500% due 12/25/2012	9,108	9,152
5.500% due 07/25/2017	6,858	6,867
8.000% due 01/25/2023	400	399
8.000% due 02/25/2023	1,384	1,383
6.500% due 11/25/2023	1,660	1,683
7.500% due 12/25/2025	452	451
7.500% due 04/25/2027	879	878
7.250% due 08/25/2027	1,748	1,751
7.250% due 10/25/2027	6,984	6,975
7.000% due 11/25/2027	4,152	4,147
6.750% due 02/25/2028	5,554	5,616
6.750% due 06/25/2028	38,761	39,368
6.750% due 07/25/2028	13,292	13,561
6.750% due 08/25/2028	35,000	35,723
6.750% due 09/25/2028	65,993	67,420
6.500% due 10/25/2028	52,000	53,102
6.250% due 11/25/2028	3,000	3,068
6.500% due 12/25/2028	23,400	24,035
6.500% due 01/25/2029	72,314	74,408
6.500% due 03/25/2029	27,960	28,799
6.500% due 05/25/2029	17,828	18,207
6.500% due 06/25/2029 (a)	13,313	13,455
6.750% due 07/25/2029 (a)	22,600	23,138
7.000% due 10/25/2029	25,260	25,732
7.500% due 12/25/2030	1,218	1,217
6.316% due 06/25/2031 (a)	5,336	5,334
6.750% due 09/25/2031	16,448	16,565
6.750% due 10/25/2031	36,196	36,308
5.690% due 09/25/2032 (a)	135,472	137,768
Resolution Trust Corp.
6.550% due 05/25/2029 (a)	$1,580	$1,553
7.141% due 05/25/2029 (a)	1,187	1,186
7.604% due 05/25/2029 (a)	997	995
RMF Commercial Mortgage Securities, Inc.
6.751% due 01/15/2019 (a)	201	211
Ryland Acceptance Corp.
11.500% due 12/25/2016	36	39
Ryland Mortgage Securities Corp.
8.200% due 06/25/2021	19	19
7.004% due 08/25/2022 (a)	765	783
Saco I, Inc.
7.997% due 07/25/2030 (a)	648	652
1.695% due 10/25/2030 (a)	5,423	5,423
1.735% due 09/25/2040 (a)	110	110
Salomon Brothers Mortgage Securities VII, Inc.
7.235% due 11/25/2022 (a)	147	147
6.684% due 10/25/2023 (a)	40	40
7.718% due 03/25/2024 (a)	119	119
7.879% due 07/01/2024 (a)	1,044	1,045
8.071% due 09/25/2024 (a)	93	93
8.151% due 10/25/2024 (a)	77	78
7.643% due 11/25/2024 (a)	170	170
1.645% due 04/25/2029 (a)	1,203	1,202
1.685% due 04/25/2029 (a)	811	812
1.605% due 06/25/2029 (a)	3,099	3,072
7.599% due 12/25/2030 (a)	92	92
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018	1,012	1,018
Saxon Mortgage Securities Corp.
7.375% due 09/25/2023	6,372	6,364
Sears Mortgage Securities
12.000% due 02/25/2014	295	297
Securitized Asset Sales, Inc.
7.499% due 06/25/2023 (a)	122	123
6.510% due 10/25/2023 (a)	165	165
6.952% due 11/26/2023 (a)	350	349
Security Pacific National Bank
6.870% due 03/25/2018 (a)	46	46
6.749% due 09/25/2019 (a)	190	190
Sequoia Mortgage Trust
2.500% due 10/25/2024 (a)	35,455	35,428
1.641% due 10/19/2026	2,392	2,306
Small Business Administration
7.540% due 08/10/2009	78,432	89,919
7.452% due 09/01/2010	32,128	36,713
Structured Asset Mortgage Investments, Inc.
5.462% due 05/25/2022	7,664	7,629
6.750% due 03/25/2028	5,133	5,124
6.911% due 06/25/2028 (a)	5,123	5,324
6.250% due 11/25/2028	14,878	15,439
6.750% due 01/25/2029	10,000	10,187
6.576% due 06/25/2029 (a)	10,690	10,788
7.203% due 02/25/2030 (a)	707	715
6.750% due 05/02/2030	25,000	26,398

29	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

7.275% due 04/25/2032	$17,046	$17,487
1.611% due 09/19/2032 (a)	121,697	121,236
Structured Asset Notes Transactions Ltd.
6.650% due 08/30/2005 (a)	10,681	10,091
Structured Asset Securities Corp.
7.000% due 02/25/2016	7,208	7,362
7.500% due 07/25/2016	16,214	16,834
7.000% due 12/25/2027 (a)	12,806	13,066
7.750% due 02/25/2028	593	603
6.750% due 07/25/2029	1,547	1,569
1.905% due 11/25/2030 (a)	4,836	4,818
1.755% due 05/25/2031 (a)	2,597	2,596
5.800% due 09/25/2031	26,923	27,267
6.500% due 09/25/2031 (a)	63,657	65,861
6.600% due 12/25/2031	7,697	7,882
6.250% due 01/25/2032	146,435	150,515
6.500% due 01/25/2032	14,384	14,433
1.595% due 02/25/2032 (a)	111,973	111,772
6.320% due 02/25/2032 (a)	66,221	66,452
6.150% due 07/25/2032 (a)	80,263	81,694
5.450% due 03/25/2033	36,731	37,348
Structured Mortgage Asset Residential Trust
7.584% due 07/25/2024 (a)	46	48
Superannuation Members Home Loans Global Fund
1.513% due 06/15/2026 (a)	9,484	9,495
Torrens Trust
1.540% due 07/15/2031 (a)	18,426	18,450
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028	4,000	4,312
6.800% due 01/25/2028	15,000	15,808
United Mortgage Securities Corp.
6.530% due 06/25/2032 (a)	11,959	12,125
6.964% due 09/25/2033 (a)	594	602
Vendee Mortgage Trust
6.500% due 05/15/2020	33,808	35,501
6.500% due 09/15/2024	6,420	6,878
6.835% due 01/15/2030 (a)	10,850	11,278
Washington Mutual Loan Trust
6.013% due 10/19/2039 (a)	1,569	1,572
6.601% due 10/19/2039 (a)	19,304	19,570
5.277% due 12/25/2040 (a)	21,674	21,838
4.470% due 01/25/2041 (a)	35,757	35,508
Washington Mutual Mortgage Securities Corp.
6.010% due 04/25/2031 (a)	1,000	1,008
6.000% due 02/25/2032	10,071	10,256
5.215% due 10/25/2032 (a)	226,870	232,546
Washington Mutual, Inc.
7.500% due 11/19/2029	216	217
6.398% due 10/19/2039	91,535	91,729
6.601% due 10/19/2039 (a)	34,847	35,221
Wells Fargo Mortgage-Backed Securities Trust
6.250% due 12/25/2016	813	837
7.000% due 03/25/2031	7,484	7,480
6.125% due 07/25/2031	132	132
6.633% due 10/25/2031 (a)	7,267	7,305
6.675% due 10/25/2031 (a)	$9,914	$9,966
6.706% due 10/25/2031 (a)	835	840
6.197% due 01/25/2032	14,531	14,550
6.251% due 01/25/2032 (a)	16,401	16,420
6.500% due 01/25/2032	4,374	4,387
5.221% due 09/25/2032 (a)	74,654	76,099
5.500% due 01/25/2033	29,375	29,966
Western Federal Savings & Loan Association
6.387% due 06/25/2021 (a)	93	93

		10,686,756

Fannie Mae 12.7%
0.990% due 03/01/2018	6,524	6,820
3.394% due 10/01/2040 (a)	9,998	10,180
3.402% due 10/01/2030 - 10/01/2040 (a)(d)	33,070	33,674
3.687% due 09/01/2017 (a)	2,470	2,488
3.958% due 03/01/2033 (a)	323	330
3.968% due 09/01/2024 (a)	703	718
4.079% due 09/01/2022 (a)	376	384
4.098% due 12/01/2023 (a)	441	458
4.130% due 06/01/2023 (a)	636	651
4.200% due 12/01/2023 (a)	330	344
4.244% due 03/01/2026 (a)	365	380
4.251% due 01/01/2024 (a)	325	338
4.265% due 11/01/2025 (a)	845	874
4.275% due 11/01/2025 (a)	160	163
4.294% due 08/01/2027 (a)	10,715	10,984
4.295% due 11/01/2023 (a)	76	77
4.309% due 03/01/2025 (a)	3,040	3,148
4.315% due 01/01/2024 (a)	266	278
4.330% due 02/01/2026 (a)	177	184
4.342% due 08/01/2025	3,734	3,832
4.344% due 11/01/2025 (a)	617	641
4.347% due 01/01/2024 (a)	573	594
4.367% due 12/01/2023 (a)	83	87
4.372% due 09/01/2022 - 09/01/2023 (a)(d)	1,477	1,523
4.373% due 11/01/2023 (a)	357	372
4.392% due 10/01/2024 (a)	313	323
4.398% due 04/01/2027 (a)	35	36
4.414% due 09/01/2025 (a)	435	444
4.454% due 05/01/2022 (a)	202	206
4.455% due 10/01/2023 - 09/01/2024 (a)(d)	1,256	1,296
4.499% due 01/01/2026 (a)	320	333
4.506% due 02/01/2028 (a)	118	120
4.529% due 05/01/2023 (a)	367	380
4.587% due 07/01/2024 (a)	2,262	2,347
4.597% due 12/01/2023 (a)	307	320
4.599% due 10/01/2024 (a)	172	178
4.602% due 04/01/2027 (a)	288	298
4.617% due 05/01/2025 (a)	1,184	1,235
4.626% due 12/01/2027 (a)	2,440	2,525
4.633% due 02/01/2028 (a)	310	321

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	30

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

4.669% due 08/01/2026 (a)	$660	$686
4.670% due 11/01/2025 (a)	1,562	1,602
4.710% due 11/01/2023 (a)	39	41
4.715% due 05/01/2026 (a)	168	175
4.724% due 10/01/2027 (a)	1,993	2,078
4.788% due 01/01/2018 (a)	816	836
4.856% due 06/01/2024 (a)	290	301
4.918% due 08/01/2023 (a)	145	148
5.000% due 04/01/2014 - 05/19/2018 (d)	1,152,321	1,179,332
5.025% due 05/01/2024 (a)	961	997
5.037% due 10/01/2023 (a)	356	367
5.116% due 05/01/2030 (a)	100	105
5.350% due 09/01/2027 (a)	281	291
5.500% due 01/01/2004 - 05/14/2033 (d)	3,326,076	3,453,335
5.891% due 07/01/2019 (a)	335	351
5.937% due 12/01/2031	5,522	6,110
6.000% due 11/01/2003 - 04/01/2032 (d)	3,729,279	3,903,909
6.048% due 01/01/2011	147	168
6.090% due 12/01/2008	47	53
6.210% due 08/01/2010	49,455	55,542
6.250% due 09/01/2029 (a)	192	199
6.255% due 09/01/2013	64,000	71,625
6.321% due 08/01/2027 (a)	564	592
6.420% due 12/01/2007	150	168
6.500% due 04/01/2003 - 09/01/2032 (d)	298,341	311,561
6.530% due 10/01/2013	4,201	4,689
6.550% due 01/01/2008	912	1,020
6.554% due 05/01/2023 (a)	1,045	1,087
6.555% due 08/01/2028	2,179	2,379
6.569% due 04/01/2026 (a)	357	365
6.730% due 11/01/2007	1,092	1,229
6.750% due 08/01/2003	2	2
6.847% due 07/01/2003	35	35
6.900% due 06/01/2007	365	406
6.982% due 06/01/2007	447	498
7.000% due 07/01/2003 - 06/01/2032 (a)(d)	30,603	31,882
7.040% due 03/01/2007	52	58
7.235% due 10/01/2003	51	52
7.250% due 01/01/2008 - 01/01/2023 (d)	5,727	6,106
7.391% due 06/01/2030 (a)	6,078	6,400
7.460% due 08/01/2029	3,863	4,464
7.500% due 08/01/2003 - 06/01/2031 (d)	7,864	8,738
7.750% due 06/01/2009	98	105
7.780% due 01/01/2018	2,190	2,687
7.850% due 07/01/2018	6,525	7,959
7.920% due 03/01/2018	2,700	3,350
7.980% due 05/01/2030	6,566	7,132
8.000% due 08/01/2003 - 06/01/2032 (d)	9,815	10,627
8.060% due 04/01/2030	$1,824	$1,954
8.080% due 04/01/2030	999	1,071
8.250% due 10/01/2008 - 03/01/2030 (d)	1,953	2,362
8.490% due 06/01/2025	966	1,054
8.500% due 11/01/2004 - 10/01/2031 (d)	33,594	36,245
9.000% due 10/01/2004 - 12/01/2027 (d)	3,186	3,490
9.500% due 12/01/2006 - 07/01/2026 (d)	4,276	4,728
9.750% due 11/01/2008	6	7
10.000% due 09/01/2003 - 05/01/2022 (d)	835	952
10.500% due 11/01/2013 - 04/01/2022 (d)	258	293
10.750% due 03/01/2014	13	14
11.000% due 11/01/2013 - 11/01/2020 (d)	147	170
11.500% due 08/20/2016 - 11/01/2019 (d)	39	45
12.000% due 05/01/2016	4	5
12.500% due 10/01/2015	19	23
13.250% due 09/01/2011	7	9
14.500% due 06/01/2012 - 01/01/2013 (d)	4	5
14.750% due 08/01/2012	103	127
15.000% due 10/01/2012 (a)	174	214
15.500% due 10/01/2012 - 12/01/2012 (d)	10	12
15.750% due 12/01/2011 - 08/01/2012 (d)	71	87
16.000% due 09/01/2012	68	84

		9,234,677

Federal Housing Administration 0.5%

6.755% due 03/01/2041	16,035	17,236
6.780% due 07/25/2040	7,551	8,232
6.790% due 05/01/2039	10,684	10,924
6.830% due 12/01/2039	3,439	3,956
6.875% due 11/01/2015	2,692	2,873
6.880% due 10/01/2040 - 02/01/2041 (d)	21,482	22,923
6.896% due 07/01/2020	14,930	15,949
6.900% due 12/01/2040	22,635	24,201
6.930% due 07/01/2014 - 01/01/2036 (d)	7,066	7,652
6.960% due 05/01/2016	6,844	7,253
7.050% due 03/25/2040	86	93
7.110% due 05/01/2019	3,624	3,876
7.125% due 03/01/2034	4,325	4,532
7.150% due 01/25/2029	9,335	9,804
7.211% due 12/01/2021	1,519	1,624
7.250% due 06/01/2040	8,202	9,471
7.310% due 06/01/2041	23,443	25,052

31	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

7.315% due 08/01/2019	$20,947	$22,401
7.350% due 11/01/2020 - 11/01/2022 (d)	9,154	9,789
7.375% due 02/01/2018 - 02/01/2022 (d)	5,107	5,468
7.400% due 01/25/2020 - 02/01/2021 (d)	11,781	12,618
7.430% due 12/01/2016 - 07/01/2025 (d)	81,918	87,532
7.450% due 05/01/2021 - 10/01/2023 (d)	8,241	8,855
7.460% due 01/01/2023	1,347	1,447
7.465% due 11/01/2019	12,595	13,564
7.500% due 01/31/2031 - 03/01/2032 (d)	3,692	3,783
7.580% due 12/01/2040	7,364	8,085
7.630% due 08/01/2041	17,645	17,177
7.650% due 11/01/2018	122	124
7.780% due 11/01/2040	7,358	8,179
7.880% due 03/01/2041	13,323	14,418
7.930% due 05/01/2016	1,734	1,750
8.250% due 01/01/2041	4,689	4,994
8.375% due 02/01/2012	320	319

		396,154

Freddie Mac 2.6%

1.680% due 06/15/2031 (a)	7,778	7,758
3.926% due 11/01/2026 (a)	2,790	2,879
3.959% due 07/01/2025 (a)	3,585	3,694
4.000% due 06/01/2017 (a)	10	11
4.250% due 04/01/2017 - 01/01/2019 (a)(d)	21	22
4.322% due 12/01/2022 (a)	121	126
4.324% due 09/01/2028 (a)	21	22
4.365% due 11/01/2023 (a)	38	40
4.366% due 01/01/2028 (a)	23	23
4.372% due 10/01/2023 (a)	343	357
4.385% due 10/01/2023 (a)	749	781
4.392% due 09/01/2023 (a)	742	774
4.421% due 04/01/2024 (a)	3,094	3,227
4.456% due 06/01/2024 (a)	1,548	1,617
4.461% due 01/01/2024 (a)	217	226
4.468% due 07/01/2023 (a)	791	812
4.481% due 10/01/2023 (a)	74	76
4.488% due 04/01/2029 (a)	523	547
4.509% due 08/01/2023 (a)	3,863	4,035
4.523% due 05/01/2023 (a)	448	457
4.588% due 08/01/2023 (a)	4	4
4.595% due 06/01/2022 (a)	203	209
4.620% due 01/01/2024 (a)	178	185
4.625% due 08/01/2024 (a)	110	114
4.627% due 09/01/2023 (a)	1,024	1,064
4.632% due 09/01/2023 (a)	701	718
4.635% due 12/01/2023 (a)	396	412
4.646% due 07/01/2023 (a)	228	237
4.651% due 07/01/2022 (a)	$360	$372
4.652% due 07/01/2027 (a)	92	95
4.670% due 07/01/2024 (a)	704	732
4.704% due 04/01/2023 (a)	159	164
4.720% due 09/01/2023 (a)	3,869	4,021
4.726% due 08/01/2023 (a)	353	366
4.750% due 06/01/2024 (a)	716	744
4.752% due 10/01/2023 (a)	444	460
4.764% due 08/01/2023 (a)	2,344	2,429
4.796% due 06/01/2022 - 08/01/2023 (a)(d)	674	697
4.849% due 03/01/2024	832	857
4.880% due 05/01/2023 (a)	331	343
4.900% due 11/01/2023 (a)	159	164
4.909% due 05/01/2023 (a)	395	409
4.981% due 10/01/2023 (a)	467	479
5.000% due 02/01/2007 - 05/14/2033 (a)(d)	26,761	26,685
5.278% due 12/01/2026 (a)	2,762	2,832
5.500% due 10/01/2008 - 05/14/2033 (a)(d)	835,707	851,416
5.875% due 09/01/2018 (a)	366	378
6.000% due 01/01/2011 - 05/14/2033 (d)	444,320	464,476
6.500% due 06/01/2003 - 10/01/2032 (d)	375,932	392,421
6.755% due 11/01/2028 (a)	7,464	7,833
6.775% due 11/01/2003	25	26
7.000% due 09/01/2003 - 05/15/2023 (d)	72,091	77,490
7.250% due 11/01/2008	50	51
7.274% due 09/01/2027 (a)	860	905
7.500% due 09/01/2003 - 10/01/2030 (a)(d)	3,594	3,749
7.645% due 05/01/2025	2,593	3,034
7.804% due 07/01/2030 (a)	13,145	13,626
8.000% due 10/01/2003 - 09/01/2024 (d)	1,903	2,029
8.250% due 08/01/2007 - 12/01/2009 (d)	89	94
8.500% due 09/01/2003 - 06/01/2030 (d)	1,891	2,052
8.750% due 04/01/2009 - 12/01/2010 (d)	20	22
9.000% due 07/01/2004 - 07/01/2030 (d)	437	478
9.250% due 10/01/2009 - 11/01/2013 (d)	8	8
9.500% due 09/01/2004 - 12/01/2022 (a)(d)	641	705
9.750% due 11/01/2004 - 05/01/2009 (d)	7	7
10.000% due 06/01/2004 - 03/01/2021 (d)	430	478
10.250% due 04/01/2009 - 07/01/2009 (d)	503	565

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	32

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

10.500% due 10/01/2017 - 01/01/2021 (d)	$160	$186
10.750% due 09/01/2009 - 12/01/2015 (a)(d)	216	241
11.000% due 04/01/2010 - 05/01/2020 (d)	334	381
11.250% due 10/01/2009 - 09/01/2015 (d)	12	14
11.500% due 01/01/2018	29	33
12.500% due 12/01/2012 (a)	10	12
13.250% due 10/01/2013	73	88
14.000% due 04/01/2016	9	11
15.500% due 08/01/2011 - 11/01/2011 (d)	7	9
16.250% due 05/01/2011	1	2

		1,895,096

Government National Mortgage Association 3.2%
4.000% due 11/20/2032	4,922	5,041
4.500% due 05/20/2028 - 02/20/2032 (a)(d)	61,919	63,394
4.875% due 02/20/2016 (a)	113	116
5.000% due 04/20/2028 - 08/20/2030 (a)(d)	104,968	107,981
5.250% due 03/20/2030 (a)	345	351
5.375% due 05/20/2017 - 05/20/2028 (a)(d)	283,062	289,910
5.500% due 01/15/2032 - 05/21/2033 (d)	915,230	938,931
5.625% due 12/20/2015 - 12/20/2027 (a)(d)	127,799	131,059
5.650% due 10/15/2012	9	9
5.750% due 08/20/2020 - 09/20/2027 (a)(d)	167,128	171,859
5.875% due 04/20/2023 (a)	114	117
6.000% due 10/15/2008 - 09/15/2032 (a)(d)	48,203	50,934
6.250% due 08/20/2027 (a)	9	10
6.500% due 10/15/2008 - 09/15/2040 (a)(d)	397,164	419,566
6.625% due 01/15/2040	9,482	10,493
6.670% due 08/15/2040	949	1,052
6.750% due 07/15/2031	1,444	1,582
6.800% due 05/15/2040	2,958	3,303
6.875% due 02/15/2040	985	1,104
7.000% due 11/15/2007 - 08/15/2042 (a)(d)	31,833	35,276
7.250% due 12/15/2022	580	610
7.500% due 07/15/2003 - 11/15/2042 (d)	26,757	29,818
7.700% due 06/15/2031	6,702	7,706
8.000% due 08/15/2005 - 05/20/2031 (a)(d)	5,784	6,260
8.250% due 08/15/2004 - 05/15/2022 (d)	$573	$628
8.500% due 03/20/2006 - 04/15/2031 (d)	4,403	4,803
8.750% due 03/15/2007 - 07/15/2007 (d)	43	46
9.000% due 09/15/2003 - 08/15/2030 (a)(d)	3,348	3,730
9.250% due 07/15/2003 - 12/20/2016 (d)	45	48
9.500% due 12/15/2003 - 07/15/2025 (a)(d)	3,146	3,538
9.750% due 07/15/2004	12	13
10.000% due 08/20/2004 - 02/15/2025 (d)	2,519	2,899
10.250% due 02/20/2019	11	13
10.500% due 06/15/2004 - 09/15/2021 (a)(d)	288	334
11.000% due 05/15/2004 - 04/20/2019 (d)	135	155
11.250% due 12/20/2015	1	1
11.500% due 10/15/2010 - 10/15/2015 (a)(d)	75	89
12.000% due 11/15/2012 - 05/15/2016 (d)	264	310
12.500% due 01/15/2011	1	1
13.000% due 12/15/2012	12	15
13.500% due 10/15/2012 - 09/15/2014 (d)	62	75
15.000% due 08/15/2011 - 11/15/2012 (a)(d)	129	158
16.000% due 11/15/2011 - 05/15/2012 (a)(d)	106	132
17.000% due 11/15/2011 - 12/15/2011 (d)	49	62

		2,293,532

Stripped Mortgage-Backed Securities 0.0%
Bear Stearns Commercial Mortgage Securities, Inc. (IO)
7.500% due 08/25/2024	12	1
Fannie Mae (IO)
0.950% due 03/25/2009 (a)	11,060	182
0.950% due 11/25/2021 (a)	4,318	15
6.500% due 05/25/2005	176	2
6.500% due 09/25/2008	247	27
6.500% due 10/25/2022	21	2
6.500% due 01/25/2023	1,769	166
7.290% due 02/25/2023 (a)	5,429	526
8.000% due 08/18/2027	83	14
903.213% due 08/25/2021	2	39
1000.000% due 04/25/2022	1	21
1122.425% due 09/25/2008	1	32
Fannie Mae (PO)
0.000% due 09/01/2007	289	281
0.000% due 01/25/2019	14	12

33	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

0.000% due 08/25/2023	$172	$156
Freddie Mac (IO)
6.000% due 10/15/2007	14	0
6.400% due 10/15/2008	18	2
6.500% due 11/15/2008	699	74
6.500% due 09/15/2023	91	9
6.942% due 02/15/2008 (a)	197	16
7.000% due 08/15/2008	799	67
7.000% due 04/15/2023	358	25
7.000% due 06/15/2023	3,470	310
7.238% due 12/15/2023 (a)	22	0
8.188% due 09/15/2007 (a)	1,776	143
9.000% due 05/15/2022	35	5
884.500% due 01/15/2021	1	3
1007.500% due 02/15/2022	1	19
1182.576% due 08/15/2007	3	37
Paine Webber CMO Trust (IO)
1359.500% due 08/01/2019	0	21
Prudential Home Mortgage Securities (IO)
1007.070% due 10/25/2023	0	1
Vendee Mortgage Trust (IO)
0.452% due 06/15/2023 (a)	91,826	1,392

		3,600

Total Mortgage-Backed Securities (Cost $ 23,828,742)		24,509,815

ASSET-BACKED SECURITIES 2.4%

Aames Mortgage Trust
1.640% due 06/15/2027 (a)	280	280
7.589% due 10/15/2029	82	90
ABSC Long Beach Home Equity Loan Trust
1.900% due 07/21/2030 (a)	375	375
1.560% due 08/21/2030 (a)	12,764	12,763
Ace Securities Corp.
1.625% due 11/25/2028 (a)	259	259
1.645% due 06/25/2032 (a)	100,432	100,471
Advanta Mortgage Loan Trust
1.505% due 05/25/2027 (a)	667	664
1.680% due 11/25/2029 (a)	1,660	1,657
8.250% due 08/25/2030	7,954	9,075
Advanta Revolving Home Equity Loan Trust
1.675% due 01/25/2024 (a)	9,747	9,757
1.555% due 02/25/2025 (a)	6,000	5,990
Aerco Ltd.
2.240% due 07/15/2025 (a)	36,894	36,534
American Express Master Trust
7.850% due 08/15/2005	220	240
American Stores Corp.
2.130% due 08/30/2004 (a)	20,000	20,000
Ameriquest Mortgage Securities, Inc.
1.600% due 06/15/2030 (a)	1,927	1,929
1.580% due 07/15/2030 (a)	5,621	5,630
1.575% due 08/25/2032 (a)	161	161
Amortizing Residential Collateral Trust
1.575% due 06/25/2032 (a)	$5,106	$5,097
Amresco Residential Securities Mortgage Loan Trust
1.495% due 07/25/2027 (a)	0	0
Asset-Backed Securities Corp. Home Equity
1.580% due 08/15/2032	29,968	29,951
Bank One Heloc Trust
1.543% due 04/20/2020 (a)	16,993	16,951
Bayview Auto Trust
7.640% due 11/25/2010	215	216
Bayview Financial Acquisition Trust
1.685% due 02/25/2030 (a)	10,263	10,275
1.695% due 07/25/2030 (a)	29,689	29,716
1.705% due 04/25/2031 (a)	57,807	57,726
1.585% due 07/25/2031 (a)	24,400	24,355
1.685% due 11/25/2031 (a)	3,446	3,444
Bear Stearns Asset-Backed Securities, Inc.
1.805% due 04/25/2032 (a)	11,281	11,306
1.635% due 10/25/2032 (a)	66,356	66,462
1.705% due 10/25/2032 (a)	22,099	22,133
Brazos Student Loan Finance Co.
2.130% due 06/01/2023 (a)	40,075	40,526
1.607% due 12/01/2025 (a)	20,370	20,334
Capital Asset Research Funding LP
6.400% due 12/15/2004	174	177
5.905% due 12/15/2005	648	646
Champion Home Equity Loan Trust
1.565% due 03/25/2029 (a)	1,447	1,442
1.705% due 09/25/2029 (a)	7,777	7,768
Charming Shoppes Master Trust
1.730% due 08/15/2008 (a)	250	251
Chase Funding Mortgage Loan Asset-Backed Certificates
1.525% due 10/25/2030 (a)	10,840	10,857
Cityscape Home Equity Loan Trust
7.650% due 09/25/2025	180	182
Community Program Loan Trust
4.500% due 10/01/2018	19,521	19,979
4.500% due 04/01/2029	26,000	23,591
Compucredit Credit Card Master Trust
1.500% due 03/15/2007 (a)	11,400	11,406
Conseco Finance Corp.
7.890% due 07/15/2018	497	507
7.800% due 05/15/2020	157	168
3.220% due 09/01/2023	622	624
1.650% due 10/15/2031 (a)	5,517	5,512
8.300% due 10/15/2031	2,000	2,131
7.970% due 05/01/2032	8,300	8,212
8.310% due 05/01/2032	12,400	10,890
Conseco Finance Home Loan Trust
8.080% due 02/15/2022	2,142	2,150
8.160% due 06/15/2024	2,000	2,034
Conseco Private Label Credit Card Master Note Trust
1.560% due 12/15/2008 (a)	35	34
Conseco Recreational Enthusiast Consumer Trust
7.562% due 10/15/2007	9	9

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	34

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

ContiMortgage Home Equity Loan Trust
6.990% due 03/15/2021	$10	$10
1.490% due 08/15/2028 (a)	317	317
Countrywide Asset-Backed Certificates
1.535% due 06/25/2031 (a)	813	813
1.565% due 05/25/2032 (a)	10,265	10,244
Credit-Based Asset Servicing and Securities
1.625% due 06/25/2032 (a)	46,125	46,108
Cross Country Master Credit Card Trust II
1.780% due 06/15/2006 (a)	3,373	3,380
Delta Funding Home Equity Loan Trust
1.690% due 09/15/2029 (a)	3,171	3,177
1.600% due 06/15/2030 (a)	10,664	10,682
Denver Arena Trust
6.940% due 11/15/2019	3,858	4,044
Discover Card Master Trust I
6.850% due 07/17/2007	960	1,045
1.655% due 10/16/2013 (a)	400	406
Embarcadero Aircraft Securitization Trust
1.760% due 08/15/2025 (a)	14,400	7,200
EQCC Home Equity Loan Trust
1.440% due 10/15/2027 (a)	331	331
7.448% due 08/25/2030	62	66
Equity One ABS, Inc.
1.585% due 11/25/2032 (a)	213	212
Equivantage Home Equity Loan Trust
6.550% due 10/25/2025	32	32
First Alliance Mortgage Loan Trust
2.500% due 01/25/2025 (a)	206	206
1.663% due 03/20/2031 (a)	9,643	9,657
Firstcity Auto Receivables Trust
7.400% due 12/15/2005	598	612
FMAC Loan Receivables Trust
7.900% due 04/15/2019	20	15
6.500% due 09/15/2020	173	185
6.830% due 09/15/2020	680	719
Freddie Mac
1.410% due 09/15/2026 (a)	8,614	8,560
GE Capital Equipment Lease Trust
6.850% due 05/20/2008 (a)	86	88
GMAC Mortgage Corp. Loan Trust
6.390% due 05/25/2027	8,000	8,251
7.950% due 03/25/2030	6,312	6,866
Green Tree Financial Corp.
6.240% due 11/01/2016	84	86
5.760% due 11/01/2018	145	146
8.300% due 05/15/2026	1,031	1,068
7.400% due 06/15/2027	1,476	1,516
6.870% due 02/01/2030	1,803	1,748
6.480% due 12/01/2030	55	54
Green Tree Home Improvement Loan Trust
1.450% due 08/15/2029 (a)	244	244
1.930% due 11/15/2029 (a)	1,033	1,031
Green Tree Recreational, Equipment, & Consumables Trust
6.490% due 02/15/2018	5	5
6.180% due 06/15/2019	$10,642	$10,820
Greenpoint Manufactured Housing
7.270% due 06/15/2029	110	112
Home Equity Asset Trust
1.605% due 11/25/2032 (a)	49,953	49,908
Household Home Equity Loan Trust
1.573% due 05/20/2031 (a)	2,053	2,052
Household Mortgage Loan Trust
1.583% due 05/20/2032 (a)	92,936	93,093
IMC Home Equity Loan Trust
7.038% due 07/25/2026 (a)	256	256
1.443% due 08/20/2029 (a)	49	49
IMPAC Secured Assets CMN Owner Trust
7.770% due 07/25/2025 (a)	662	690
Indymac Home Equity Loan Asset-Backed Trust
1.575% due 10/25/2029 (a)	947	951
1.595% due 07/25/2030 (a)	2,989	2,993
Indymac Manufactured Housing Contract
6.170% due 12/25/2011	2,659	2,658
Irwin Home Equity Loan Trust
1.675% due 02/25/2012 (a)	4,332	4,342
1.680% due 06/25/2021 (a)	3,606	3,609
1.595% due 06/25/2029 (a)	91,616	91,515
Keystone Owner Trust
6.840% due 12/25/2018	149	151
Long Beach Auto Receivables Trust
6.940% due 09/19/2007	602	613
Long Beach Mortgage Loan Trust
1.585% due 11/25/2009 (a)	57,940	57,854
1.600% due 04/21/2031 (a)	4,219	4,218
Mellon Residential Funding Corp.
5.565% due 06/25/2009	2,537	2,536
Merit Securities Corp.
7.880% due 12/28/2033	34,400	33,810
Merrill Lynch Mortgage Investors, Inc.
1.675% due 04/25/2031 (a)	25,221	25,250
Mesa Trust Asset-Backed Certificates
1.600% due 05/15/2033 (a)	2,749	2,749
Metropolitan Asset Funding, Inc.
1.765% due 04/25/2029 (a)	4,470	4,454
Mid-State Trust
8.330% due 04/01/2030	54,532	59,995
7.340% due 07/01/2035	1,822	1,979
6.340% due 10/15/2036	42,728	45,320
7.791% due 03/15/2038	8,218	9,248
MLCC Mortgage Investors, Inc.
1.660% due 03/15/2025 (a)	234	235
Morgan Stanley ABS Capital, Inc.
1.605% due 08/25/2030 (a)	20,977	20,922
Morgan Stanley Dean Witter Capital I
1.635% due 07/25/2032 (a)	40,683	40,662
1.725% due 11/25/2032	17,756	17,809
MPC Natural Gas Funding Trust
6.200% due 03/15/2013	7,706	8,715

35	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Myra-Pemex Trust
2.187% due 10/20/2006 (a)	$231	$224
2.125% due 12/23/2006 (a)	3,788	3,674
2.152% due 12/23/2006 (a)	5,095	4,943
2.187% due 12/23/2006 (a)	1,962	1,903
New Century Home Equity Loan Trust
7.540% due 06/25/2029	66	70
North Carolina State Education Authority
1.498% due 06/01/2009 (a)	4,161	4,162
Novastar Home Equity Loan
1.580% due 04/25/2028 (a)	467	466
NPF XII, Inc.
2.460% due 11/01/2003 (a)(b)	49,000	9,800
Option One Mortgage Loan Trust
1.595% due 06/25/2030 (a)	308	305
1.595% due 09/25/2030 (a)	3,552	3,557
Provident Bank Home Equity Loan Trust
1.605% due 06/25/2021 (a)	8,356	8,356
Providian Gateway Master Trust
1.500% due 03/15/2007 (a)	18,500	18,510
Renaissance Home Equity Loan Trust
1.655% due 08/25/2032 (a)	34,213	34,256
Residential Asset Mortgage Products, Inc.
7.980% due 12/25/2030	17,688	18,478
Residential Asset Securitization Trust
6.750% due 03/25/2028	25,405	25,749
Residential Funding Mortgage Securities I, Inc.
7.670% due 01/25/2020	1,040	1,082
Residential Mortgage Loan Trust
2.055% due 09/25/2029 (a)	201	202
Salomon Brothers Mortgage Securities VII, Inc.
1.585% due 09/25/2028 (a)	11,665	11,647
1.695% due 04/25/2029	5,721	5,725
1.705% due 09/25/2029 (a)	17	17
1.700% due 11/15/2029 (a)	3,481	3,480
1.860% due 12/15/2029 (a)	31,857	31,891
1.645% due 02/25/2030 (a)	3,429	3,417
1.605% due 03/25/2032 (a)	12,579	12,566
Sand Trust
1.585% due 08/25/2032 (a)	6,282	6,282
Saxon Asset Securities Trust
1.565% due 11/25/2033 (a)	29,100	29,066
SLM Student Loan Trust
1.884% due 01/25/2007 (a)	17	17
1.924% due 10/25/2007 (a)	3,881	3,891
1.552% due 04/25/2011 (a)	12,169	12,197
UCFC Home Equity Loan
6.755% due 11/15/2023	91	91
6.870% due 07/15/2029	70	76
USAA Auto Loan Grantor Trust
6.100% due 02/15/2006	32	32
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013	36,343	36,699
WMC Mortgage Loan
1.730% due 10/15/2029 (a)	$14,190	$14,183
1.620% due 05/15/2030 (a)	6,073	6,069

Total Asset-Backed Securities (Cost $1,728,151)		1,694,712

SOVEREIGN ISSUES 2.6%

Banco Vivienda del Peru
9.980% due 08/01/2008	605	701
Banque Centrale De Tunisie
7.375% due 04/25/2012	4,900	5,280
Kingdom of Jordan
6.000% due 12/23/2023	4,100	3,659
Kingdom of Spain
7.000% due 07/19/2005	500	555
Kingdom of Sweden
10.250% due 11/01/2015	500	681
Manitoba Providence of Canada
7.500% due 02/22/2010	340	421
Province of Newfoundland
9.000% due 06/01/2019	500	699
Province of Quebec
8.800% due 04/15/2003	1,100	1,103
1.464% due 06/11/2004 (a)	15,500	15,507
6.500% due 01/17/2006	2,475	2,749
8.050% due 07/07/2024	800	1,055
7.365% due 03/06/2026	20,180	24,722
6.620% due 04/09/2026	25,000	31,051
Republic of Brazil
2.562% due 04/15/2006 (a)	152,282	139,155
11.500% due 03/12/2008	26,700	24,631
2.625% due 04/15/2009 (a)	7,724	6,102
11.000% due 01/11/2012	28,350	24,168
8.000% due 04/15/2014	379,360	300,643
8.875% due 04/15/2024	4,000	2,566
10.125% due 05/15/2027	20,000	14,300
12.250% due 03/06/2030	8,000	6,640
11.000% due 08/17/2040	122,500	92,181
Republic of Chile
5.500% due 01/15/2013	18,800	18,967
Republic of Panama
8.250% due 04/22/2008	63,450	67,733
9.625% due 02/08/2011	21,000	23,730
9.375% due 07/23/2012	54,950	60,735
10.750% due 05/15/2020	6,500	7,556
9.375% due 01/16/2023	44,520	46,969
8.875% due 09/30/2027	17,600	18,084
Republic of Peru
9.125% due 01/15/2008	15,300	16,524
9.125% due 02/21/2012	129,800	137,263
9.875% due 02/06/2015	8,500	9,180
4.500% due 03/07/2017	11,000	8,759
Republic of Poland
3.750% due 10/27/2024	1,800	1,541

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	36

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)		Value (000s)

Republic of South Africa
2.340% due 03/26/2009		$2,000	$2,016
9.125% due 05/19/2009		33,475	40,840
7.375% due 04/25/2012		26,000	29,315
State of Israel
6.200% due 06/14/2003		25	25
State of Qatar
2.540% due 02/18/2004 (a)		2,367	2,331
United Mexican States
9.750% due 04/06/2005		1,200	1,381
8.500% due 02/01/2006		4,681	5,418
10.375% due 02/17/2009		42	53
9.875% due 02/01/2010		23,900	29,636
8.375% due 01/14/2011		23,033	26,553
7.500% due 01/14/2012		17,060	18,642
6.375% due 01/16/2013		105,610	105,874
6.625% due 03/03/2015		27,000	27,068
11.375% due 09/15/2016		35,550	48,810
8.125% due 12/30/2019		6,700	7,223
8.000% due 09/24/2022		51,815	54,354
11.500% due 05/15/2026		7,890	10,947
8.300% due 08/15/2031		331,520	357,213
United Mexican States Value Recovery Right
0.000% due 06/30/2003 (a)		86,989	396
0.000% due 06/30/2004 (a)		181,719	827
0.000% due 06/30/2005 (a)		181,719	382
0.000% due 06/30/2006 (a)		103,610	83
0.000% due 06/30/2007 (a)		103,610	16

Total Sovereign Issues (Cost $ 1,779,907)			1,885,013

FOREIGN CURRENCY-DENOMINATED ISSUES (j)(k) 0.7%

AT&T Corp.
4.687% due 11/21/2003 (a)	EC	1,400	1,534
Banque Centrale De Tunisie
7.500% due 08/06/2009		2,300	2,735
Commonwealth of Canada
4.250% due 12/01/2026	C$	16,258	13,344
Commonwealth of New Zealand
4.500% due 02/15/2016 (e)	N$	81,000	55,852
El Paso Corp.
5.750% due 03/14/2006	EC	12,000	10,547
7.125% due 05/06/2009		63,300	53,428
France Telecom S.A.
1.013% due 07/16/2003 (a)	JY	9,400,000	78,677
Freddie Mac
4.500% due 03/15/2004	EC	70	78
5.750% due 09/15/2010		165	201
Halifax Group Euro Finance
7.627% due 12/29/2049		14,700	19,075
KBC Bank Fund Trust IV
8.220% due 11/29/2049		5,000	6,258
Lloyds TSB Capital I
7.375% due 02/07/2049 (a)		26,000	32,805
Oesterreich Kontrollbank
1.800% due 03/22/2010	JY	12,000	$111
Pfizer, Inc.
0.800% due 03/18/2008		16,000	138
Republic of France
4.500% due 07/12/2003	EC	32	35
Republic of Germany
4.250% due 06/13/2003		90	99
Republic of Italy
4.500% due 07/15/2003 (h)		32	35
Royal Bank of Scotland PLC
6.770% due 03/31/2049		107,300	124,970
Tyco International Group S.A.
4.375% due 11/19/2004		31,500	33,049
United Kingdom Gilt
5.000% due 03/07/2012	BP	50	83
United Mexican States
7.000% due 06/02/2003	C$	30,200	20,565
6.750% due 06/06/2006	JY	2,000,000	18,949
7.500% due 03/08/2010	EC	5,000	5,843

Total Foreign Currency-Denominated Issues (Cost $ 419,198)			478,411

PURCHASED PUT OPTIONS 0.0%

Harborview Mortgage Loan Trust (OTC)
7.470% due 08/19/2030
Strike @ 100.000
Exp. 05/01/2005		$22,975	0

PNC Mortgage Securities Corp. (OTC)
1.740% due 05/25/2040
Strike @ 100.000
Exp. 04/01/2005		6,200	0

Total Purchased Put Options (Cost $0)			0

CONVERTIBLE BONDS & NOTES 0.1%

Banking & Finance 0.1%
Verizon Global Funding Corp.
5.750% due 04/01/2003		20,080	20,080
0.000% due 05/15/2021		63,100	37,308

			57,388

Industrials 0.0%
Enron Corp.
0.000% due 02/07/2021 (b)		17,999	1,620

Utilities 0.0%
Cox Communications, Inc.
0.425% due 04/19/2020		25,000	12,062

Total Convertible Bonds & Notes (Cost $ 81,073)			71,070

37	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Shares	Value (000s)

PREFERRED SECURITY 0.6%
DG Funding Trust
3.650% due 12/29/2049 (a)	$35,250	$363,075
UBS Preferred Funding Trust I
8.622% due 10/29/2049 (a)	38,900,000	47,636

Total Preferred Security (Cost $391,582)		410,711

PREFERRED STOCK 0.0%
Centaur Funding Corp.
9.080% due 04/21/2020	125	142
CSC Holdings, Inc.
11.125% due 04/01/2008	27,035	2,771
Fortis Amev NV
3.860% due 12/31/2049 (a)	85	11,560
3.870% due 12/31/2049 (a)	86	11,696
Home Ownership Funding
13.331% due 12/31/2049	4,125	2,486
Northern Rock PLC
8.000% due 12/31/2049	260,000	6,695

Total Preferred Stock (Cost $32,763)		35,350

SHORT-TERM INSTRUMENTS 29.5%

	Principal Amount (000s)	Value (000s)

Commercial Paper 28.3%
ABN AMRO North America
1.290% due 04/07/2003	$51,100	$51,089
1.280% due 04/08/2003	3,300	3,299
1.270% due 04/15/2003	6,100	6,097
1.280% due 05/14/2003	13,300	13,280
Alcon Capital Corp.
1.250% due 04/17/2003	3,100	3,098
1.240% due 05/06/2003	11,819	11,805
1.250% due 05/28/2003	16,600	16,567
1.250% due 05/29/2003	38,700	38,622
Anz (Delaware), Inc.
1.290% due 04/07/2003	2,000	2,000
1.240% due 05/05/2003	4,400	4,395
1.250% due 05/05/2003	600	599
1.230% due 05/06/2003	6,500	6,492
1.245% due 05/06/2003	11,200	11,186
1.250% due 05/27/2003	20,500	20,460
AT&T Corp.
3.572% due 04/18/2003	5,300	5,302
3.605% due 04/18/2003	3,200	3,201
3.720% due 04/18/2003	491,000	491,147
Barclays Bank PLC
1.250% due 04/30/2003	17,000	16,983
Barclays U.S. Funding Corp.
1.260% due 04/30/2003	5,100	5,095
1.253% due 05/06/2003	$14,600	$14,582
1.290% due 05/06/2003	100	100
1.220% due 05/27/2003	98,700	98,513
1.245% due 05/28/2003	3,400	3,393
1.255% due 05/28/2003	6,600	6,587
1.240% due 06/04/2003	400	399
1.255% due 06/04/2003	25,000	24,945
1.220% due 06/11/2003	46,100	45,988
Canadian Wheat Board
1.255% due 06/11/2003	800	798
CBA (de) Finance
1.270% due 04/07/2003	350	350
1.300% due 04/07/2003	51,400	51,389
1.290% due 04/08/2003	20,400	20,395
1.240% due 04/09/2003	30,900	30,892
1.280% due 04/10/2003	19,100	19,094
1.260% due 04/11/2003	2,800	2,799
1.270% due 04/16/2003	17,400	17,391
1.300% due 04/16/2003	600	600
1.250% due 04/23/2003	6,100	6,095
1.260% due 04/23/2003	10,000	9,992
1.265% due 04/29/2003	800	799
1.240% due 04/30/2003	900	899
1.260% due 04/30/2003	10,200	10,190
1.240% due 05/01/2003	2,700	2,697
1.230% due 05/12/2003	2,600	2,596
1.250% due 05/12/2003	11,200	11,184
CDC Commercial Corp.
1.280% due 04/02/2003	3,700	3,700
1.250% due 04/03/2003	25,000	24,998
1.260% due 04/03/2003	79,700	79,694
1.240% due 04/16/2003	84,500	84,456
1.210% due 04/17/2003	2,000	1,999
1.240% due 04/17/2003	100,000	99,945
1.250% due 05/02/2003	25,000	24,973
1.250% due 05/06/2003	15,000	14,982
1.250% due 05/08/2003	21,300	21,273
1.230% due 05/21/2003	115,800	115,602
1.240% due 05/21/2003	1,700	1,697
Danske Corp.
1.260% due 04/07/2003	3,000	2,999
1.270% due 04/07/2003	500	500
1.280% due 04/07/2003	6,400	6,399
1.290% due 04/07/2003	12,800	12,797
1.300% due 04/07/2003	1,100	1,100
1.270% due 04/08/2003	3,200	3,199
1.280% due 04/08/2003	1,000	1,000
1.290% due 04/09/2003	80,300	80,277
1.270% due 04/10/2003	8,300	8,297
1.280% due 04/10/2003	12,800	12,796
1.290% due 04/14/2003	4,500	4,498
1.270% due 04/15/2003	5,000	4,998
1.255% due 04/23/2003	2,234	2,232
1.258% due 04/23/2003	1,000	999
1.270% due 04/23/2003	4,000	3,997

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	38

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

1.250% due 04/24/2003	$11,900	$11,891
1.260% due 04/24/2003	10,000	9,992
1.240% due 04/25/2003	5,300	5,296
1.240% due 04/28/2003	34,800	34,768
1.255% due 04/28/2003	1,900	1,898
1.270% due 04/28/2003	24,000	23,977
1.250% due 04/30/2003	24,200	24,176
1.220% due 05/05/2003	3,805	3,801
1.250% due 05/09/2003	3,600	3,595
1.260% due 05/09/2003	300	300
1.220% due 05/12/2003	15,400	15,379
1.250% due 05/12/2003	198	198
1.250% due 05/19/2003	300	300
1.220% due 06/11/2003	11,800	11,771
1.230% due 06/11/2003	1,300	1,297
1.240% due 06/11/2003	12,354	12,324
Dupont De Nemours & Co.
1.250% due 04/09/2003	244	244
Eksportfinans AS
1.250% due 04/02/2003	54,100	54,098
1.270% due 04/02/2003	19,645	19,644
1.245% due 04/10/2003	179,100	179,044
1.230% due 04/22/2003	92,600	92,534
1.235% due 04/24/2003	200,000	199,842
1.245% due 04/25/2003	33,100	33,073
Export Development Corp.
1.250% due 05/16/2003	7,500	7,488
Fannie Mae
1.300% due 04/01/2003	2,167,200	2,167,200
1.320% due 04/01/2003	3,700	3,700
1.250% due 04/02/2003	66,957	66,955
1.280% due 04/04/2003	2,000	2,000
1.240% due 04/09/2003	2,000	1,999
1.250% due 04/09/2003	174,519	174,471
1.710% due 04/09/2003	28,413	28,402
1.180% due 04/16/2003	42,800	42,779
1.190% due 04/21/2003	13,000	12,991
1.235% due 04/28/2003	35,362	35,329
1.270% due 04/30/2003	19,800	19,780
1.440% due 04/30/2003	99,875	99,759
1.450% due 04/30/2003	86,544	86,452
1.270% due 05/07/2003	6,000	5,992
1.290% due 05/07/2003	23,500	23,470
1.425% due 05/07/2003	6,000	5,991
1.220% due 05/14/2003	2,000	1,997
1.225% due 05/14/2003	1,200	1,198
1.230% due 05/14/2003	27,587	27,546
1.250% due 05/14/2003	3,100	3,095
1.270% due 05/14/2003	5,000	4,992
1.290% due 05/14/2003	323,950	323,451
1.305% due 05/14/2003	3,800	3,794
1.315% due 05/14/2003	6,600	6,590
1.225% due 05/21/2003	9,247	9,231
1.270% due 05/21/2003	1,000	998
1.270% due 05/21/2003	171,400	171,096
1.290% due 05/21/2003	$17,709	$17,677
1.295% due 05/21/2003	6,000	5,989
1.250% due 05/27/2003	17,500	17,466
1.295% due 05/27/2003	3,500	3,493
1.240% due 05/28/2003	17,700	17,665
1.250% due 05/28/2003	48,300	48,204
1.280% due 05/28/2003	50,400	50,298
1.330% due 05/28/2003	15,234	15,202
1.180% due 05/30/2003	1,000	998
1.190% due 06/04/2003	311,650	310,964
1.310% due 06/04/2003	77,600	77,429
1.190% due 06/09/2003	800	798
1.190% due 06/10/2003	27,800	27,734
1.195% due 06/11/2003	350,100	349,253
1.230% due 06/12/2003	74,200	74,017
1.195% due 06/18/2003	376,023	375,027
1.200% due 06/18/2003	10,600	10,572
1.240% due 06/24/2003	16,500	16,453
1.190% due 06/25/2003	235,445	234,769
1.195% due 06/25/2003	284,650	283,833
1.240% due 06/25/2003	52,000	51,851
1.230% due 07/01/2003	52,100	51,941
1.230% due 07/02/2003	113,650	113,298
Federal Home Loan Bank
1.140% due 04/04/2003	8,100	8,099
1.225% due 04/11/2003	700	700
1.235% due 04/11/2003	80,885	80,857
1.245% due 04/11/2003	1,500	1,499
1.254% due 04/11/2003	150,000	149,948
1.225% due 04/16/2003	167,921	167,835
1.235% due 04/16/2003	14,200	14,193
1.239% due 04/16/2003	167,900	167,813
1.240% due 04/16/2003	6,000	5,997
1.710% due 04/16/2003	4,700	4,697
1.179% due 04/21/2003	57,900	57,862
1.180% due 04/21/2003	13,229	13,220
1.220% due 04/21/2003	6,700	6,695
1.200% due 04/23/2003	501,208	500,840
1.210% due 04/23/2003	3,300	3,298
1.220% due 04/23/2003	56,100	56,058
1.440% due 04/23/2003	9,998	9,989
1.190% due 04/25/2003	10,550	10,542
1.200% due 04/25/2003	268,584	268,369
1.440% due 04/25/2003	184,249	184,072
1.225% due 04/30/2003	50,000	49,951
1.230% due 04/30/2003	66,800	66,734
1.235% due 05/02/2003	200,000	199,787
1.220% due 05/07/2003	8,700	8,689
1.225% due 05/07/2003	61,360	61,285
1.180% due 05/09/2003	7,000	6,991
1.225% due 05/09/2003	8,600	8,589
1.220% due 05/14/2003	25,800	25,762
1.230% due 05/14/2003	1,300	1,298
1.270% due 05/14/2003	5,000	4,992
1.280% due 05/15/2003	1,400	1,398

39	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

1.290% due 05/15/2003	$19,000	$18,970
1.270% due 05/16/2003	1,600	1,597
1.280% due 05/21/2003	59,200	59,095
1.290% due 05/21/2003	10,701	10,682
1.195% due 05/23/2003	6,100	6,089
1.200% due 05/23/2003	400	399
1.225% due 05/28/2003	3,600	3,593
1.230% due 05/28/2003	65,800	65,672
1.290% due 05/28/2003	25,000	24,949
1.235% due 05/30/2003	245,500	245,003
1.330% due 05/30/2003	11,003	10,979
1.210% due 06/25/2003	51,990	51,841
Fonterra Co-operative Group Ltd.
1.270% due 04/29/2003	13,200	13,187
1.290% due 04/29/2003	62,000	61,938
Freddie Mac
1.235% due 04/01/2003	6,000	6,000
1.300% due 04/01/2003	20,200	20,200
1.245% due 04/10/2003	49,700	49,685
1.250% due 04/10/2003	208,716	208,651
1.200% due 04/14/2003	6,000	5,997
1.285% due 04/14/2003	19,100	19,091
1.290% due 04/14/2003	76,000	75,965
1.240% due 04/17/2003	62,617	62,583
1.190% due 04/22/2003	49,500	49,466
1.200% due 04/23/2003	87,155	87,091
1.440% due 04/24/2003	50,000	49,954
1.180% due 04/25/2003	18,800	18,785
1.180% due 04/30/2003	35,100	35,067
1.230% due 04/30/2003	7,026	7,019
1.220% due 05/08/2003	41,800	41,748
1.230% due 05/08/2003	1,150	1,149
1.180% due 05/13/2003	22,400	22,369
1.220% due 05/15/2003	5,100	5,092
1.230% due 05/15/2003	3,285	3,280
1.190% due 05/20/2003	62,475	62,374
1.180% due 05/22/2003	1,040	1,038
1.230% due 05/22/2003	1,300	1,298
1.272% due 05/22/2003	47,575	47,489
1.275% due 05/22/2003	68,400	68,276
1.285% due 05/22/2003	124,956	124,729
1.290% due 05/22/2003	72,786	72,653
1.180% due 05/23/2003	24,300	24,259
1.225% due 05/29/2003	7,300	7,286
1.230% due 05/29/2003	63,529	63,403
1.250% due 05/29/2003	24,900	24,850
1.295% due 05/29/2003	3,000	2,994
1.225% due 05/30/2003	10,400	10,379
1.220% due 06/05/2003	89,350	89,151
1.190% due 06/12/2003	124,415	124,109
1.200% due 06/12/2003	10,200	10,175
1.205% due 06/12/2003	42,276	42,172
1.190% due 06/13/2003	2,200	2,195
1.235% due 06/13/2003	197,000	196,509
1.225% due 06/16/2003	42,200	42,091
1.230% due 06/16/2003	$27,350	$27,279
1.235% due 06/16/2003	184,700	184,222
1.210% due 06/19/2003	250,885	250,213
1.230% due 06/20/2003	97,882	97,617
1.190% due 06/24/2003	3,500	3,490
1.230% due 06/24/2003	17,000	16,952
1.230% due 08/21/2003	9,100	9,058
General Electric Capital Corp.
1.320% due 04/02/2003	18,090	18,089
1.250% due 04/15/2003	12,700	12,694
1.255% due 06/11/2003	400	399
1.260% due 06/11/2003	36,100	36,013
1.260% due 06/12/2003	5,800	5,786
1.250% due 06/25/2003	22,700	22,635
Gillette Co.
1.350% due 04/01/2003	22,300	22,300
GlaxoSmithKline PLC
1.250% due 04/02/2003	1,400	1,400
1.250% due 04/09/2003	16,600	16,595
1.290% due 04/09/2003	2,000	1,999
1.250% due 04/14/2003	48,000	47,978
1.250% due 04/30/2003	31,600	31,568
HBOS Treasury Services PLC
1.205% due 04/02/2003	9,000	9,000
1.280% due 04/02/2003	13,300	13,300
1.300% due 04/02/2003	6,900	6,900
1.205% due 04/03/2003	13,600	13,599
1.210% due 04/03/2003	117,700	117,692
1.250% due 04/07/2003	200	200
1.300% due 04/07/2003	6,500	6,499
1.280% due 04/08/2003	4,300	4,299
1.300% due 04/11/2003	33,800	33,788
1.250% due 04/14/2003	175	175
1.255% due 04/14/2003	25,600	25,588
1.260% due 04/14/2003	1,000	1,000
1.290% due 04/14/2003	500	500
1.270% due 04/15/2003	3,750	3,748
1.280% due 04/15/2003	17,800	17,791
1.260% due 04/22/2003	13,400	13,390
1.270% due 04/22/2003	3,300	3,298
1.250% due 04/23/2003	2,007	2,005
1.260% due 04/23/2003	3,500	3,497
1.260% due 04/24/2003	10,000	9,992
1.250% due 04/25/2003	94,600	94,521
1.250% due 04/30/2003	11,100	11,089
1.250% due 05/01/2003	2,000	1,998
1.260% due 05/01/2003	13,600	13,586
1.255% due 05/02/2003	5,700	5,694
1.260% due 05/02/2003	14,800	14,784
1.260% due 05/06/2003	4,300	4,295
1.260% due 05/07/2003	13,000	12,984
1.300% due 05/07/2003	200	200
1.250% due 05/08/2003	14,600	14,581
1.255% due 05/08/2003	11,300	11,285
1.260% due 05/08/2003	2,746	2,742

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	40

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

1.270% due 05/08/2003	$2,700	$2,696
1.250% due 05/09/2003	7,450	7,440
1.255% due 05/09/2003	2,200	2,197
1.260% due 05/12/2003	16,254	16,231
1.260% due 05/13/2003	100	100
1.250% due 05/14/2003	22,000	21,967
1.250% due 05/19/2003	15,500	15,474
1.265% due 05/22/2003	7,400	7,387
1.255% due 05/23/2003	15,600	15,572
1.245% due 05/28/2003	92,900	92,717
1.220% due 06/12/2003	5,700	5,686
1.240% due 06/12/2003	400	399
1.250% due 06/12/2003	600	599
KFW International Finance, Inc.
1.230% due 04/15/2003	50,000	49,976
1.240% due 04/28/2003	27,200	27,175
1.240% due 05/06/2003	12,500	12,485
1.235% due 05/21/2003	75,000	74,871
1.240% due 06/12/2003	1,200	1,197
Lloyds Bank PLC
1.250% due 04/22/2003	2,100	2,098
1.250% due 05/06/2003	2,200	2,197
1.290% due 05/06/2003	30,000	29,962
1.250% due 05/27/2003	18,950	18,913
Merck & Co., Inc.
1.220% due 05/02/2003	1,200	1,199
National Australia Funding, Inc.
1.250% due 04/02/2003	18,200	18,199
1.280% due 04/03/2003	19,700	19,699
1.300% due 04/03/2003	900	900
Nestle Australia Corp.
1.240% due 04/24/2003	2,300	2,298
1.245% due 05/29/2003	199,700	199,299
1.245% due 06/11/2003	13,300	13,268
1.245% due 06/12/2003	48,300	48,181
1.255% due 06/12/2003	300	299
Pfizer, Inc.
1.250% due 04/01/2003	4,700	4,700
1.360% due 04/01/2003	11,000	11,000
1.240% due 04/04/2003	33,350	33,347
1.240% due 04/08/2003	77,800	77,781
1.240% due 04/09/2003	27,900	27,892
1.250% due 04/10/2003	2,400	2,399
1.250% due 04/15/2003	111,440	111,386
1.250% due 04/16/2003	121,000	120,937
1.245% due 04/24/2003	37,450	37,420
Rabobank Nederland NV
1.230% due 04/01/2003	68,200	68,200
1.240% due 04/01/2003	100,000	100,000
1.390% due 04/01/2003	645,300	645,300
Royal Bank of Scotland PLC
1.260% due 04/03/2003	2,300	2,300
1.250% due 04/14/2003	18,100	18,092
1.270% due 04/14/2003	16,200	16,193
1.200% due 04/15/2003	3,900	3,898
1.200% due 04/29/2003	$600	$599
1.255% due 04/29/2003	19,400	19,381
1.240% due 04/30/2003	200	200
1.255% due 04/30/2003	15,200	15,185
1.270% due 04/30/2003	6,400	6,393
1.290% due 04/30/2003	9,000	8,991
1.240% due 05/02/2003	7,900	7,892
1.245% due 05/02/2003	15,500	15,483
1.240% due 05/05/2003	12,200	12,186
1.250% due 05/06/2003	14,300	14,283
1.250% due 05/07/2003	4,800	4,794
1.250% due 05/28/2003	14,000	13,972
Shell Finance (UK) PLC
1.280% due 05/13/2003	30,200	30,155
1.280% due 05/19/2003	8,900	8,885
1.280% due 05/20/2003	1,300	1,298
Stadshypotek, Inc.
1.240% due 04/10/2003	73,500	73,477
1.265% due 04/23/2003	85,400	85,334
1.260% due 05/08/2003	200,000	199,741
1.250% due 05/13/2003	46,300	46,232
Svenska Handelsbank, Inc.
1.250% due 04/02/2003	22,800	22,799
1.255% due 04/02/2003	1,900	1,900
1.260% due 04/02/2003	2,200	2,200
1.275% due 04/02/2003	6,500	6,500
1.250% due 04/07/2003	2,200	2,200
1.290% due 04/07/2003	3,000	2,999
1.280% due 04/09/2003	2,400	2,400
1.260% due 04/21/2003	5,200	5,196
1.250% due 04/22/2003	21,700	21,684
1.270% due 04/22/2003	24,100	24,082
1.250% due 04/28/2003	1,000	999
1.255% due 04/28/2003	2,800	2,797
1.255% due 04/30/2003	12,300	12,288
1.250% due 05/07/2003	4,200	4,195
1.255% due 05/07/2003	6,700	6,692
1.260% due 05/12/2003	200	200
1.250% due 05/13/2003	10,600	10,585
1.255% due 05/19/2003	3,300	3,294
1.280% due 05/19/2003	1,250	1,248
1.230% due 06/24/2003	3,500	3,490
1.240% due 06/26/2003	7,200	7,179
1.250% due 06/26/2003	2,300	2,293
Swedbank Forenings PLC
1.260% due 04/08/2003	15,900	15,896
1.280% due 04/08/2003	2,300	2,299
Swedish National Housing Finance
1.270% due 04/14/2003	25,300	25,288
TotalFinaElf Capital S.A.
1.360% due 04/01/2003	38,800	38,800
UBS Finance, Inc.
1.390% due 04/01/2003	57,500	57,500
1.255% due 04/02/2003	1,000	1,000
1.280% due 04/02/2003	134,800	134,795

41	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

1.285% due 04/02/2003	$52,000	$52,198
1.250% due 04/04/2003	14,000	13,999
1.315% due 04/04/2003	165,200	165,182
1.330% due 04/04/2003	41,000	40,995
1.280% due 04/07/2003	8,200	8,198
1.290% due 04/07/2003	15,000	14,997
1.200% due 04/08/2003	1,350	1,350
1.250% due 04/08/2003	210,700	210,649
1.260% due 04/08/2003	4,000	3,999
1.275% due 04/08/2003	219,150	219,096
1.290% due 04/08/2003	55,100	55,086
1.180% due 04/09/2003	130,100	130,066
1.250% due 04/09/2003	1,000	1,000
1.260% due 04/09/2003	1,320	1,320
1.270% due 04/09/2003	50,700	50,686
1.275% due 04/09/2003	36,300	36,290
1.280% due 04/09/2003	111,200	111,168
1.290% due 04/09/2003	60,100	60,083
1.180% due 04/10/2003	9,100	9,097
1.235% due 04/10/2003	344,700	344,594
1.290% due 04/10/2003	2,500	2,499
1.235% due 04/11/2003	72,300	72,275
1.290% due 04/11/2003	41,700	41,685
1.250% due 04/14/2003	100	100
1.260% due 04/14/2003	91,600	91,558
1.265% due 04/15/2003	3,300	3,298
1.240% due 04/16/2003	185,700	185,604
1.240% due 04/17/2003	500,000	499,724
1.215% due 04/21/2003	129,500	129,413
1.215% due 04/22/2003	750,000	749,468
1.230% due 04/22/2003	4,000	3,997
1.250% due 04/24/2003	381,200	380,896
Westpac Capital Corp.
1.290% due 04/07/2003	41,000	40,991
1.270% due 04/09/2003	2,700	2,699
1.290% due 04/09/2003	23,500	23,493
1.280% due 05/14/2003	13,221	13,201
1.260% due 05/27/2003	3,750	3,743
1.240% due 05/28/2003	22,800	22,755
1.250% due 06/18/2003	1,000	997
1.260% due 06/18/2003	750	748
Westpac Trust Securities NZ Ltd.
1.250% due 04/07/2003	8,100	8,098
1.290% due 04/07/2003	7,900	7,898
1.245% due 05/28/2003	11,800	11,777
1.250% due 05/28/2003	200	200
1.250% due 06/19/2003	4,200	4,189
World Bank
1.200% due 05/12/2003	35,120	35,072

		20,580,128

Repurchase Agreement 0.5%
State Street Bank	$365,109	$365,109

1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Federal Home Loan Bank 1.425% due 03/08/2004 valued at $91,917; 1.550% due 12/22/2003 valued at $51,001; 1.410% due 03/22/2004 valued at $76,512; 1.250% due 04/13/2004 valued at $76,500 and Fannie Mae 4.100% due 03/30/2004 valued at $76,506. Repurchase proceeds are $365,120.)

U.S. Treasury Bills 0.7%

1.150% due 05/08/2003-05/15/2003 (f)	525,330	524,614

Total Short-Term Instruments (Cost $ 21,469,768)		21,469,851

Total Investments 106.2% (Cost $ 76,107,131)		$77,164,485

Written Options (g) (0.2%) (Premiums $ 144,065)		(133,846)

Other Assets and Liabilities

(Net) (6.0%)		(4,368,348)

Net Assets 100.0%		$72,682,291

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Security is in default.

(c)	Restricted security.

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e)	Principal amount of security is adjusted for inflation.

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	42

Schedule of Investments (Cont.)

March 31, 2003

(f) Securities with an aggregate market value of $383,318 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor Written Put Options
Strike @ 97.500 (03/2004) - Short	3,946	$503
Euribor Written Put Options
Strike @ 96.750 (06/2003) - Short	8,655	3,608
Euribor Written Put Options
Strike @ 97.750 (09/2003) - Short	5,950	1,951
Euribor Written Put Options
Strike @ 96.500 (12/2003) - Short	4,070	3,250
Euribor Written Put Options
Strike @ 96.750 (12/2003) - Short	4,294	4,100
Euribor Written Put Options
Strike @ 97.375 (12/2003) - Short	3,963	2,089
Euribor Written Put Options
Strike @ 97.500 (12/2003) - Short	12,081	4,627
Euribor Purchased Put Options
Strike @ 95.500 (12/2003) - Long	14,000	(188)
Euribor Purchased Put Options
Strike @ 95.375 (12/2003) - Long	1,000	(13)
Euribor March Futures (03/2004) - Long	1,856	(849)
Euribor June Futures (06/2003) - Long	3,336	6,993
Euribor September Futures (09/2003) - Long	15,345	15,893
Euribor December Futures (12/2003) - Long	7,731	1,158
Euro-Bobl 5 Year Note (06/2003) - Long	2,623	(2,754)
United Kingdom 90 Day LIBOR Futures (03/2004) - Long	9,552	(2,988)
United Kingdom 90 Day LIBOR Futures (12/2003) - Long	1,828	(724)
U.S. Treasury 5 Year Note (06/2003) - Long	13,763	7,781
U.S. Treasury 10 Year Note (06/2003) - Long	48,757	8,673
U.S. Treasury 30 Year Bond (06/2003) - Long	19,539	(36,651)
Eurodollar March Futures (03/2004) - Long	3,936	1,481
Eurodollar March Futures (03/2005) - Long	2,602	(1,072)
Eurodollar June Futures (06/2004) - Long	3,085	694
Eurodollar September Futures (09/2004) - Long	4,521	(285)
Eurodollar December Futures (12/2004) - Long	7,122	(1,690)

		$15,587

(g) Premiums received on written options:

Type	Notional Amount	Premium	Value

Put - OTC 7 Year Interest Rate Swap
Strike @ 6.000%*
Exp. 10/19/2004	$270,000	$11,001	$4,321
Call - OTC 7 Year Interest Rate Swap
Strike @ 6.000%**
Exp. 10/19/2004	270,000	11,001	25,250
Put - OTC 7 Year Interest Rate Swap
Strike @ 6.700%*
Exp. 11/02/2004	400,000	13,710	4,053
Call - OTC 7 Year Interest Rate Swap
Strike @ 5.200%**
Exp. 11/02/2004	25,200	791	1,459
Put - OTC 7 Year Interest Rate Swap
Strike @ 6.700%*
Exp. 11/02/2004	185,200	5,977	1,876
Put - OTC 7 Year Interest Rate Swap
Strike @ 6.000%*
Exp. 10/19/2004	135,500	5,468	2,169
Call - OTC 7 Year Interest Rate Swap
Strike @ 6.000%**
Exp. 10/19/2004	135,500	5,468	12,672
Put - OTC 7 Year Interest Rate Swap
Strike @ 7.000%*
Exp. 01/07/2005	76,300	2,888	745
Call - OTC 7 Year Interest Rate Swap
Strike @ 5.500%**
Exp. 01/07/2005	76,300	1,593	5,144
Call - OTC 7 Year Interest Rate Swap
Strike @ 5.500%**
Exp. 01/07/2005	91,600	2,221	6,176
Put - OTC 7 Year Interest Rate Swap
Strike @ 7.000%*
Exp. 01/07/2005	91,600	3,091	895
Call - OTC 5 Year Interest Rate Swap
Strike @ 3.250%**
Exp. 05/30/2003	236,200	1,636	2,156
Call - OTC 5 Year Interest Rate Swap
Strike @ 3.250%**
Exp. 05/30/2003	272,300	1,818	2,485

43	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

Call - OTC 5 Year Interest Rate Swap
Strike @ 3.500%**
Exp. 12/15/2003	$239,000	$2,521	$3,815
Call - OTC 10 Year Interest Rate Swap
Strike @ 4.000%**
Exp. 07/22/2003	456,500	4,080	4,175
Call - OTC 5 Year Interest Rate Swap
Strike @ 3.500%**
Exp. 12/16/2003	458,300	4,927	7,311
Call - OTC 10 Year Interest Rate Swap
Strike @ 4.000%**
Exp. 08/01/2003	239,100	2,236	2,287
Put - OTC 7 Year Interest Rate Swap
Strike @ 5.500%*
Exp. 12/17/2003	234,900	3,351	1,572
Call - OTC 7 Year Interest Rate Swap
Strike @ 3.500%**
Exp. 12/17/2003	391,400	3,613	3,917
Put - OTC 7 Year Interest Rate Swap
Strike @ 5.500%*
Exp. 12/17/2003	77,500	1,323	518
Call - OTC 7 Year Interest Rate Swap
Strike @ 3.500%**
Exp. 12/17/2003	77,500	574	776
Call - OTC 10 Year Interest Rate Swap
Strike @ 4.000%**
Exp. 08/01/2003	135,500	1,098	1,296
Call - OTC 10 Year Interest Rate Swap
Strike @ 4.000%**
Exp. 03/03/2004	5,300	115	76
Call - OTC 10 Year Interest Rate Swap
Strike @ 4.000%**
Exp. 03/03/2004	235,000	5,141	3,376
Call - OTC 5 Year Interest Rate Swap
Strike @ 3.250%**
Exp. 03/03/2004	101,700	1,562	1,073
Call - OTC 5 Year Interest Rate Swap
Strike @ 3.250%**
Exp. 03/03/2004	236,200	3,832	2,492

Type	# of Contracts	Premium	Value

Call - CME Eurodollar March Futures
Strike @ 98.500
Exp. 03/15/2004	1,114	554	919
Put - CME Eurodollar March Futures
Strike @ 97.250
Exp. 03/15/2004	557	444	174
Put - CME Eurodollar March Futures
Strike @ 97.750
Exp. 03/15/2004	3,642	2,174	2,049
Call - CME Eurodollar June Futures
Strike @ 98.750
Exp. 06/16/2003	21,930	$7,139	$8,772
Call - CME Eurodollar June Futures
Strike @ 99.000
Exp. 06/16/2003	3,700	449	416
Put - CME Eurodollar June Futures
Strike @ 97.500
Exp. 06/16/2003	11,025	4,286	69
Put - CME Eurodollar June Futures
Strike @ 98.000
Exp. 06/16/2003	4,170	2,486	26
Put - CME Eurodollar December Futures
Strike @ 98.000
Exp. 12/15/2003	10,918	5,925	2,730
Call - CBOT 5 Year June Futures
Strike @ 113.500
Exp. 05/24/2003	3,884	3,527	3,641
Call - CBOT U.S. Treasury Note June Futures
Strike @ 116.000
Exp. 05/24/2003	8,588	5,5162	7,246
Call - CBOT U.S. Treasury Note June Futures
Strike @ 117.000
Exp. 05/24/2003	5,998	3,864	3,186
Put - CBOT U.S. Treasury Note June Futures
Strike @ 110.000
Exp. 05/24/2003	14,740	6,665	2,533

		$144,065	$133,846

*	The Fund will pay a floating rate based on 3 month LIBOR.
**	The Fund will receive a floating rate based on 3 month LIBOR.

(h)	Security, or a portion thereof, subject to financing transaction.

(i)	Swap agreements outstanding at March 31, 2003:

Type		Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2032	BP	134,100	$1,974
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%
Counterparty: Goldman Sachs & Co. Exp. 03/15/2017		336,300	894

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	44

Schedule of Investments (Cont.)

March 31, 2003

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 03/15/2032		96,900	$554
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2017		38,100	(156)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2017	BP	5,800	71
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 03/15/2017		77,300	(375)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/17/2005		1,691,970	(3,226)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2017	EC	62,000	752
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/17/2012		13,000	(546)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 03/15/2017		660,700	7,007
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2032		243,700	4,611
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Citibank N.A., London Exp. 06/18/2012		7,300	(306)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC Exp. 03/15/2032		159,900	2,130
Receive floating rate based on 6-month JY-LIBOR and pays fixed rate equal to 0.323%.
Counterparty: UBS Warburg LLC Exp. 09/12/2007	JY	50,000,000	(1,534)
Receive floating rate based 6-month JY-LIBOR and pays a fixed rate equal to 0.390%.
Counterparty: Goldman Sachs & Co. Exp. 06/18/2007		11,078,200	(467)
Receive floating rate based on 6-month JY-LIBOR and pays a fixed rate equal to 0.390%.
Counterparty: UBS Warburg LLC Exp. 06/18/2007		25,000,000	(1,032)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.213%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/17/2004	JY	2,710,000	0
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.777%.
Counterparty: Goldman Sachs & Co. Exp. 01/12/2011		3,734,100	(3,156)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.771%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 01/11/2011		11,050,000	(9,298)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.757%.
Counterparty: Merrill Lynch & Co., Inc. Exp. 01/11/2011		10,000,000	(8,324)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.340%.
Counterparty: Goldman Sachs & Co. Exp. 10/07/2007		24,500,000	(19,471)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.295%.
Counterparty: Goldman Sachs & Co. Exp. 04/14/2008		580,000	(251)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.670%.
Counterparty: Goldman Sachs & Co. Exp. 05/18/2007		1,500,000	(682)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.305%.
Counterparty: Goldman Sachs & Co. Exp. 04/15/2008		377,000	(164)
Receive floating rate based on 6-month JY-LIBOR and pays fixed rate equal to 0.324%.
Counterparty: Goldman Sachs & Co. Exp. 09/12/2007		29,200,000	(912)
Receive floating rate based on 3-month LIBOR plus 0.160% and pay a fixed rate equal to 0.426%.
Counterparty: Lehman Brothers, Inc. Exp. 04/19/2005		13,033	322

45	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

Receive a fixed rate equal to 0.650% and the Fund will pay to counterparty at par in the event of default of Niagara Mohawk Power Corp. 7.750% due 10/01/2008.
Counterparty: Lehman Brothers, Inc. Exp. 12/31/2004	$50,000	$88
Receive a fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.
Counterparty: Lehman Brothers, Inc. Exp. 01/25/2005	10,000	(157)
Receive a fixed rate equal to 0.250% and the Fund will pay to the counterparty at par in the event of default of Wisconsin Electric Power 6.625% due 11/16/2006.
Counterparty: Lehman Brothers, Inc. Exp. 04/18/2003	25,000	(3)
Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021.
Counterparty: Lehman Brothers, Inc. Exp. 06/15/2004	21,500	26
Received a fixed rate equal to 0.840% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 6.750% due 12/01/2005.
Counterparty: Goldman Sachs & Co. Exp. 06/15/2004	100,000	259
Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/12/2004	100,000	168
Receive a fixed rate equal to 1.650% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 9.750% due 04/06/2005.
Counterparty: Credit Suisse First Boston Exp. 05/23/2003	50,000	106
Receive a fixed rate equal to 0.900% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/15/2004	50,000	112
Receive a fixed rate equal to 0.625% and the Fund will pay to the counterparty at par in the event of default of Phillip Morris Cos., Inc. 7.000% due 07/15/2005.
Counterparty: J.P. Morgan Chase & Co. Exp. 07/17/2003	$50,000	$(155)
Receive a fixed rate equal to 0.650% and the Fund will pay to the counterparty at par in the event of default of Phillip Morris Cos., Inc. 7.650% due 07/01/2008.	100,000	(519)
Counterparty: Credit Suisse First Boston Exp. 07/17/2003
Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of National Rural Utilities Cooperative Finance Corp. 5.750% due 12/01/2008.
Counterparty: Lehman Brothers, Inc. Exp. 09/01/2003	76,500	(51)
Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.
Counterparty: Lehman Brothers, Inc. Exp. 09/10/2003	68,500	67
Receive a fixed rate equal to 3.550% and the Fund will pay to the counterparty at par in the event of default of France Telecom S.A. 5.700% due 07/25/2010.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/30/2003	21,000	368
Receive a fixed rate equal to 0.215% and the Fund will pay to the counterparty at par in the event of default of Freddie Mac 5.750% due 04/15/2008.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 02/26/2007	103,300	140
Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 04/23/2003	13,500	0
Receive a fixed rate equal to 0.900% and the Fund will pay to the counterparty at par in the event of default of Republic of South Africa 9.125% due 05/19/2009.
Counterparty: Goldman Sachs & Co. Exp. 04/23/2003	10,000	3

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	46

Schedule of Investments (Cont.)

March 31, 2003

Receive a fixed rate equal to 1.050% and the Fund will pay to the counterparty at par in the event of default of Republic of Bulgaria 2.1875% due 07/28/2011.
Counterparty: J.P. Morgan Chase & Co. Exp. 10/23/2003	$15,000	$45
Receive a fixed rate equal to 1.550% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/03/2003	15,000	8
Receive a fixed rate equal to 1.200% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 020/8/2011
Counterparty: Credit Suisse First Boston Exp. 06/03/2003	5,000	1
Receive a fixed rate equal to 2.000% and the Fund will pay to the counterparty at par in the event of default of Deutsche Telekom International Finance BV 5.250% due 05/20/2008.
Counterparty: Citibank N.A., London Exp. 06/06/2003	25,000	29
Receive a fixed rate equal to 1.950% and the Fund will pay to the counterparty at par in the event of default of Deutsche Telekom International Finance BV 5.250% due 5/20/2008.
Counterparty: Goldman Sachs & Co. Exp. 06/05/2003	25,000	31
Receive a fixed rate equal to 3.500% and the Fund will pay to the counterparty at par in the event of default of France Telecom SA 5.750% due 04/25/2007.
Counterparty: Goldman Sachs & Co. Exp. 06/05/2003	25,000	106
Receive a fixed rate equal to 7.750% and the Fund will pay to the counterparty at par in the event of default of CIT Group, Inc. 7.625% due 08/16/2005.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/19/2003	30,000	453
Receive a fixed rate equal to 7.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.000% due 01/15/2007.
Counterparty: Merrill Lynch & Co., Inc. Exp. 04/04/2003	4,000	3
Receive a fixed rate equal to 1.550% and the Fund will pay to the counterparty at par in the event of default of Household Finance Corp. 6.375% due 10/15/2011.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/28/2004	$25,000	$295
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of General Motors Acceptance Corp. 7.000% due 02/01/2012.
Counterparty: ABN AMRO Bank, N.V. Exp. 01/20/2004	25,000	(58)
Receive a fixed rate equal to 1.050% and the Fund will pay to the counterparty at par in the event of default of DaimlerChrysler North America Holding Corp 7.300% due 01/15/2012.
Counterparty: ABN AMRO Bank, N.V. Exp. 08/16/2004	25,000	(46)
Receive a fixed rate equal to 1.260% and the Fund will pay to the counterparty at par in the event of default of National Rural Utilities Cooperative Finance Corp. 2.820% due 04/26/2004.
Counterparty: UBS Warburg LLC Exp. 04/26/2004	25,000	123
Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of AIG SunAmerica Global Finance XII 5.300% due 05/30/2007.
Counterparty: ABN AMRO Bank, N.V. Exp. 09/18/2003	25,000	27
Receive a fixed rate equal to 0.440% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.
Counterparty: Credit Suisse First Boston Exp. 09/18/2003	25,000	18
Receive a fixed rate equal to 0.440% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.
Counterparty: Credit Suisse First Boston Exp. 09/23/2003	50,000	36
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/19/2004	129,560	177

47	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

Receive a fixed rate equal to 3.550% and the Fund will pay to the counterparty at par in the event of default of France Telecom S.A. 5.700% due 07/25/2010.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/30/2003	$4,000	$108
Receive a fixed rate equal to 0.350% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.
Counterparty: Lehman Brothers, Inc. Exp. 06/24/2003	5,000	16
Receive a fixed rate equal to 2.000% and the Fund will pay to the counterparty at par in the event of default of Deutsche Telekom International Finance B.V. 5.250% due 05/20/2008.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/29/2003	30,000	56
Receive a fixed rate equal to 5.300% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.875% due 10/15/2028.
Counterparty: Goldman Sachs & Co. Exp. 09/15/2003	25,000	525
Receive a fixed rate equal to 27.650% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014.
Counterparty: J.P. Morgan Chase & Co. Exp. 11/26/2004	10,000	2,689
Receive a fixed rate equal to 28.000% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014.
Counterparty: J.P. Morgan Chase & Co. Exp. 11/27/2004	10,000	2,745
Receive a fixed rate equal to 28.000% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 2.563% due 04/15/2006.
Counterparty: J.P. Morgan Chase & Co. Exp. 12/11/2004	10,000	2,780
Receive a fixed rate equal to 1.400% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003	5,000	5
Receive a fixed rate equal to 16.000% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 14.500% due 10/15/2009.
Counterparty: Goldman Sachs & Co. Exp. 01/16/2005	$10,000	$908
Receive a fixed rate equal to 16.500% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 2.563% due 04/15/2006.
Counterparty: Merrill Lynch & Co., Inc. Exp. 01/16/2005	8,500	841
Receive a fixed rate equal to 0.350% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Credit Suisse First Boston Exp. 01/21/2004	25,000	0
Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Bear Stearns & Co., Inc. Exp. 01/23/2004	25,000	0
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 01/22/2005	16,000	73
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/27/2005	5,000	27
Receive a fixed rate equal to 1.310% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/29/2005	9,000	50

		$(19,062)

(j)	Principal amount denoted in indicated currency:

BP - British Pound
C$ - Canadian Dollar
EC - Euro
JY - Japanese Yen
MP - Mexican Peso
N$ - New Zealand Dollar

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	48

Schedule of Investments (Cont.)

March 31, 2003

(k)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	BP	47,428	04/2003	$115	$(49)	$66
Sell	C$	20,653	04/2003	0	(149)	(149)
Buy	EC	167,319	04/2003	2,230	(1,461)	769
Sell		703,413	04/2003	3,196	(5,567)	(2,371)
Sell	JY	4,600,165	04/2003	253	0	253
Sell		3,609,000	07/2003	0	(341)	(341)
Buy	MP	881,099	09/2003	2,436	0	2,436
Sell		881,099	09/2003	0	(721)	(721)
Sell	N$	56,333	05/2003	0	(397)	(397)

				$8,230	$(8,685)	$(455)

49	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

Notes to Financial Statements

March 31, 2003

1. Organization

The Total Return Fund (the “Fund”) is a series of the PIMCO Funds: Pacific Investment Management Series (the “Trust”) which was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 48 separate investment funds (the “Funds”). The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor class had not commenced operations as of March 31, 2003. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of the Fund. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of the Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

09.30.02 I PIMCO Total Return Fund Semi-Annual Report	50

Notes to Financial Statements

March 31, 2003

Foreign Currency. The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of the Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. The Fund may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income in the Statement of Operations. If the counterparty to whom the Fund sells the security becomes insolvent, a Fund’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Fund with the proceeds of a financing transaction may not exceed transaction costs. The Fund will designate assets determined to be liquid by PIMCO or otherwise cover its obligations under financing transactions.

Futures Contracts. The Fund is authorized to enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts. The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are

51	PIMCO Total Return Fund Semi-Annual Report I 09.30.02

Notes to Financial Statements

March 31, 2003

added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Forward Currency Transactions. The Fund may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Swap Agreements. The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of miscellaneous income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Loan Agreements. The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

03.31.03 I PIMCO Total Return Fund Annual Report	52

Notes to Financial Statements

March 31, 2003

Short Sales. The Fund has entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Delayed Delivery Transactions. The Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Repurchase Agreements. The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Restricted Securities. The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives from the Fund a monthly administrative fee based on each share class’ average daily net assets. The Administration Fee for the Institutional and Administrative Classes is charged at the annual rate of 0.18%. The Administration Fee for the Retail Classes is charged at an annual rate of 0.40%. The Administration Fee for Class D is charged at the annual rate of 0.25%. The Administration Fee for Class R is charged at the annual rate 0.40%.

53	PIMCO Total Return Fund Annual Report I 03.31.03

Notes to Financial Statements

March 31, 2003

Distribution and Servicing Fees. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to PAD was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2003.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates PAD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid PAD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)

Class A	—	0.25
Class B	0.75	0.25
Class C	0.75	0.25
Class D	—	0.25
Class R	0.25	0.25

PAD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2003 PAD received $30,167,152 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets.

I 03.31.03 I PIMCO Total Return Fund Annual Report	54

Notes to Financial Statements

March 31, 2003

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2003, were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$120,488,481	$117,518,321	$22,938,235	$21,597,520

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Premium
Balance at 03/31/2002	$316,125
Sales	178,912
Closing Buys	(33,706)
Expirations	(317,266)
Exercised	0

Balance at 03/31/2003	$144,065

6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Year Ended 03/31/2003		Year Ended 03/31/2002
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,495,421	$16,020,662	1,152,256	$12,210,173
Administrative Class	845,224	9,059,856	482,744	5,123,488
Other Classes	875,859	9,380,094	550,922	5,843,216

Issued as reinvestment of distributions
Institutional Class	247,658	2,636,658	221,968	2,341,040
Administrative Class	69,624	741,354	43,806	462,124
Other Classes	53,669	571,009	29,649	312,614

Cost of shares redeemed
Institutional Class	(1,310,484)	(14,039,272)	(1,009,152)	(10,701,797)
Administrative Class	(276,795)	(2,966,362)	(180,769)	(1,915,219)
Other Classes	(375,161)	(4,021,716)	(222,348)	(2,358,005)

Net increase resulting from Fund share transactions	1,625,015	$17,382,283	1,069,076	$11,317,634

55	PIMCO Total Return Fund Annual Report I 03.31.03

Notes to Financial Statements

March 31, 2003

7. Federal Income Tax Matters

As of March 31, 2003, the components of distributable taxable earnings were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis (Depreciation) on Derivatives and Foreign currency Denominated Assets/Liabilities(1)	Other Book–to-Tax Accounting Differences	Accumulated Capital Losses	Post-October Deferral(2)
Total Return Fund	$995,902	$293,883	$(137,562)	$0	$0	$(156,803)

(1)	Adjusted for accelerated recognition of unrealized gain/(loss) or deferral of realized losses for certain options, futures, and foreign currency transactions.
(2)	Capital losses realized during the period November 1, 2002 through March 31, 2003 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

As of March 31, 2003, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation(3)
Total Return Fund	$76,137,278	$1,782,566	$(755,359)	$1,027,207

(3)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, unamortized premium on convertible bonds, and differences in the timing of income recognition on certain bonds for federal income tax purposes.

For the fiscal year ended March 31, 2003, the Fund made the following tax basis distributions (amounts in thousands):

	Ordinary Income Distributions(4)	Long-Term Capital Gains Distributions	Return of Capital
Total Return Fund	$4,118,876	$624,977	$0

(4)	Includes short-term capital gains.

03.31.03 I PIMCO Total Return Fund Annual Report	56

Report of Independent Accountants

To the Trustees and Institutional and Administrative Class Shareholders of the PIMCO Funds:

Pacific Investment Management Series

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statement of operations, and of changes in net assets and the financial highlights for the Institutional and Administrative Class shares presents fairly, in all material respects, the financial position of the Total Return Fund (hereafter referred to as the “Fund”) at March 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the Institutional and Administrative Class shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2003 by correspondence with the custodian and counterparties, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 27, 2003

57	PIMCO Total Return Fund Annual Report I 03.31.03

Federal Income Tax Information (unaudited)

As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2003) regarding the status of the dividend received deduction for corporations.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund’s fiscal 2003 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below:

Total Return Fund	0.39%

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2004, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2003.

03.31.03 I PIMCO Total Return Fund Annual Report	58

Trustees and Officers of the PIMCO Funds:

Pacific Investment Management Series (Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (43) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO; Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Chairman, Director and President, PIMCO Strategic Global Government Fund, Inc.; Director, PIMCO Luxembourg S.A.; and Board of Governors and Executive Committee, Investment Company Institute.	71	None

R. Wesley Burns* (43) President and Trustee	07/1987 to present (since 11/1997 as Trustee)	Director, PIMCO; President and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; President and Trustee, PIMCO Variable Insurance Trust; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.; Director, PIMCO Funds: Global Investors Series plc; and Director, PIMCO Global Advisors (Ireland) Limited. Formerly, Managing Director, PIMCO and Executive Vice President, PIMCO Funds: Multi-Manager Series.	70	None

Independent Trustees

Guilford C. Babcock (71) Trustee	04/1987 to present	Professor of Finance Emeritus, University of Southern California; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, San Marino Community Church.	70	Director, Growth Fund of America and Fundamental Investors Fund of the Capital Group.

E. Philip Cannon (62) Trustee	03/2000 to present	Proprietor, Cannon & Company, an affiliate of Inverness Management LLC, (a private equity investment firm); President, Houston Zoo; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO Funds: Multi-Manager Series. Formerly, Headmaster, St. John’s School, Houston, Texas.	114	None

Vern O. Curtis (68) Trustee	02/1995 to present	Private Investor; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust.	70	Director, Public Storage Business Parks, Inc., (a Real Estate Investment Trust); and Director, Fresh Choice, Inc. (restaurant company).

J. Michael Hagan (63) Trustee	03/2000 to present	Private Investor and Business Consultant; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Freedom Communications; Director, Remedy Temp (staffing); Director, Saint Gobain Corporation (manufacturing); Member of the Board of Regents, Santa Clara University; and Member of the Board, Taller San Jose. Formerly, Chairman and CEO, Furon Company (manufacturing).	70	Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

59	PIMCO Total Return Fund Annual Report I 03.31.03

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees (Cont.)

Thomas P. Kemp (72) Trustee	04/1987 to present	Private Investor; Vice Chairman, Board of Regents, Pepperdine University; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust.	70	Chairman, OneTouch Technologies Corp. (electronic systems for long term care facilities).

William J. Popejoy (65) Trustee	07/1993 to 02/1995 and 08/1995 to present	Managing Member, Pacific Capital Investors; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust. Formerly, Director, California State Lottery.	70	Director, First Century Financial Corporation.

Officers of the Trust

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Gregory A. Bishop (41) Senior Vice President	02/2003 to present	Senior Vice President, PIMCO.

William H. Gross (58) Senior Vice President	04/1987 to present	Managing Director and Chief Investment Officer, PIMCO.

Raymond C. Hayes (58) Senior Vice President	02/1995 to present (since 02/2003 as Senior Vice President)	Senior Vice President, PIMCO. Formerly, Executive Vice President, PIMCO.

Margaret Isberg (46) Senior Vice President	02/1996 to present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO.

Steven P. Kirkbaumer (47) Senior Vice President	02/2003 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John S. Loftus (43) Senior Vice President	02/2001 to present	Managing Director, PIMCO.

James F. Muzzy (63) Senior Vice President	04/1987 to present (since 02/2003 as Senior Vice President)	Managing Director, PIMCO.

Douglas J. Ongaro (42) Senior Vice President	08/1995 to present (since 02/2003 as Senior Vice President)	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Mark A. Romano (44) Senior Vice President	02/1998 to present (since 02/2003 as Senior Vice President)	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

*	Each of Mr. Harris and Mr. Burns is an “interested person” of the Fund (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

03.31.03 I PIMCO Total Return Fund Annual Report	60

Trustees and Officers of the PIMCO Funds:

Pacific Investment Management Series (Unaudited) (Cont.)

Officers of the Trust (Cont.)

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Jeffrey M. Sargent (40) Senior Vice President	02/1993 to present (since 02/1999 as Senior Vice President)	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Leland T. Scholey (50) Senior Vice President	02/1996 to present	Senior Vice President, PIMCO.

William S. Thompson, Jr. (57) Senior Vice President	11/1993 to present (since 02/2003 as Senior Vice President)	Managing Director and Chief Executive Officer, PIMCO.

Jim Johnstone (38) Vice President	02/2002 to present	Vice President, PIMCO. Formerly, Vice President, Fidelity Investments.

Thomas J. Kelleher, III (52) Vice President	02/1998 to present	Vice President, PIMCO.

Kevin D. Kuhner (37) Vice President	02/2003 to present	Vice President, PIMCO. Formerly, Account Manager, PIMCO.

Henrik P. Larsen (33) Vice President	02/1999 to present	Vice President, PIMCO. Formerly, Manager, PIMCO.

Andre J. Mallegol, III (36) Vice President	02/1998 to present	Vice President, PIMCO.

Gail Mitchell (53) Vice President	02/2003 to present	Vice President, PIMCO. Formerly, Account Manager, PIMCO.

Bruce P. Pflug (44) Vice President	02/2003 to present	Senior Vice President, PIMCO.

David J. Pittman (55) Vice President	02/1998 to present	Vice President, PIMCO.

Scott M. Spalding (33) Vice President	02/2002 to present	Vice President, PIMCO. Formerly, associated with PacificCare Healthcare Systems.

Christina L. Stauffer (39) Vice President	02/2003 to present	Vice President, PIMCO. Formerly, Account Manager, PIMCO and a vice president of client services and marketing with Transamerica Investment Management.

Michael J. Willemsen (43) Vice President	11/1988 to present (since 02/2002 as Vice President)	Vice President, PIMCO. Formerly, Manager, PIMCO.

Garlin G. Flynn (56) Secretary	08/1995 to present	Specialist, PIMCO.

John P. Hardaway (45) Treasurer	08/1990 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Erik C. Brown (35) Assistant Treasurer	02/2001 to present	Vice President, PIMCO. Formerly, tax consultant with Deloitte & Touche LLP and PricewaterhouseCoopers LLP.

***	The Officers of the Fund are re-appointed annually by the Board of Trustees.

61	PIMCO Total Return Fund Annual Report I 03.31.03

Pacific Investment Management Series

Investment Adviser and Administrator	PIMCO Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Distributor	PIMCO Advisors Distributors LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Transfer Agent	National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, MO 64105

Independent Accountant	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert, 1775 Eye Street, N.W., Washington, D.C., 20006-2401

Annual Report

03.31.03

PIMCO Total Return Fund

Share Classes

A    B    C

2	PIMCO Total Return Fund Annual Report I 03.31.03

Letter to Shareholders

Dear Shareholder:

The bond market showed consistent strength over the past year as equities struggled to recover from a long and painful downturn. With a sluggish economy and war in Iraq, it is understandable that investors have continued to be drawn to the relative stability of bonds.

To be sure, PIMCO Total Return Fund delivered strong absolute performance in the past year, with Class A shares returning 11.25% as of March 31, 2003. But past performance is no guarantee of future results, and it remains critical for investors to maintain a diversified portfolio. Just as it was important for investors not to ignore bonds when equities were performing favorably, it is important for them to maintain an allocation to stocks and other asset classes today. We encourage you to work with your financial advisor to develop an asset allocation strategy based on your goals, age and risk tolerance.

If you have any questions concerning this report or your investment, please contact your financial advisor. You can also call PIMCO Advisors at 1-800-426-0107 or visit www.pimcoadvisors.com.

As always, we thank you for the trust you’ve placed in us.

Sincerely,

Brent R. Harris

Chairman of the Board

April 30, 2003

03.31.03 I PIMCO Total Return Fund Annual Report	3

Management

PIMCO Total Return Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.

The Fund’s Class A Shares slightly trailed the Lehman Brothers Aggregate Bond Index for the one-year period ended March 31, 2003, returning 11.25% versus 11.69% for the Index. However, the Fund did outperform its Lipper Category Average which returned 9.98% over the same time period.

The Fund held slightly above Index duration during most of the year, which had a positive impact on returns as yields generally fell. An emphasis on intermediate maturity securities was positive for returns as rates declined most in this sector.

The Fund benefited from an overweight in mortgages, which provided a high quality source of additional yield.

An underweight in investment grade corporates hurt returns, as this sector performed well due to investor expectations of economic recovery and a demand for higher yielding assets.

Eurozone holdings detracted from performance as European markets underperformed the U.S. given the flight-to-quality driven Treasury rally.

A small, high-quality emerging markets exposure was a positive for performance as the Fund was focused on countries with relatively stable economies.

4	PIMCO Total Return Fund Annual Report I 03.31.03

PIMCO Total Return Fund

Average Annual Total Return

For periods ended 3/31/03

	1 year	5 year	10 year	Inception (5/11/87)
PIMCO Total Return Fund Class A	11.25%	7.76%	7.52%	8.83%
PIMCO Total Return Fund Class A (adjusted)	6.24%	6.77%	7.03%	8.52%
PIMCO Total Return Fund Class B	10.42%	6.95%	6.97%	8.48%
PIMCO Total Return Fund Class B (adjusted)	5.42%	6.64%	6.97%	8.48%
PIMCO Total Return Fund Class C (adjusted)	9.41%	6.95%	6.74%	8.04%
Lehman Brothers Aggregate Bond Index	11.69%	7.51%	7.23%	—
Lipper Intermediate Investment Grade Debt Fund Average	9.98%	6.37%	6.41%	—

Change in Value For periods ended 3/31/03

Past performance is no guarantee of future results.

03.31.03 I PIMCO Total Return Fund Annual Report	5

Footnotes

Past performance is no guarantee of future results. Investment return and the value of an investor’s shares will fluctuate and may be worth more or less than original cost when redeemed. The average annual total return measures performance assuming that all dividend and capital gain distributions were reinvested. Returns shown do not reflect the deduction of taxes that a shareholder would pay (i) on fund distributions or (ii) the redemption of fund shares. The 10-year and since inception returns represent the blended performance of the Fund’s retail shares (Class A, B or C) and the prior performance of the Fund’s Institutional shares, adjusted, as necessary, to reflect retail share current sales charges and different operating expenses. The retail shares were first offered in January 1997. Returns for Class A shares, adjusted, include the effect of the 4.5% maximum initial sales charge. Returns for Class B shares include the effect of paying the contingent deferred sales charge (CDSC), which declines from 5% in the first year to 0% at the beginning of the seventh year. Returns for Class C shares have a 1% CDSC, which may apply in the first year of ownership. The credit quality of the investment in the portfolio does not apply to the stability or safety of the fund. The Growth of $10,000 does include the effect of the maximum initial sales charge only associated with Class A shares. The Lipper Average is calculated by Lipper, Inc. It is the total return performance average of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges. This report may not be distributed publicly unless accompanied or preceded by the current PIMCO Funds prospectus. An investment in a (the) fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. In addition, it is possible to lose money on investments in a (the) fund. PIMCO Advisors Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.pimcoadvisors.com, 1-888-87-PIMCO.

6	PIMCO Total Return Fund Annual Report I 03.31.03

Schedule of Investments

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 19.9%

Banking & Finance 9.9%
ABN AMRO Bank NV Chicago
7.250% due 05/31/2005	$150	$166
Air 2 U.S. Equipment Trust
8.027% due 10/01/2019	20,710	10,466
Allstate Corp.
7.875% due 05/01/2005	400	447
6.750% due 05/15/2018	280	316
Allstate Life Funding LLC
1.652% due 07/26/2004 (a)	9,600	9,582
AMERCO
7.230% due 01/21/2027	1,250	1,003
7.135% due 10/15/2049	15,000	12,300
American Express Co.
3.750% due 11/20/2007	60	61
American Express Credit Corp.
7.450% due 08/10/2005 (a)	1,000	1,114
American Express Travel
5.625% due 01/22/2004	22,700	23,438
American General Finance
6.170% due 05/06/2003	3,200	3,214
8.125% due 03/15/2046	270	342
Aon Capital Trust A
8.205% due 01/01/2027	725	725
Aristar, Inc.
7.375% due 09/01/2004	20,000	21,572
Associates Corp. of North America
5.750% due 11/01/2003	5,425	5,566
5.800% due 04/20/2004	510	534
6.625% due 06/15/2005	4,830	5,277
Atlas Reinsurance PLC
4.080% due 04/04/2003 (a)	22,700	22,700
5.080% due 10/04/2004 (a)	3,000	3,000
Banco Nacional de Comercio Exterior
7.250% due 02/02/2004	30,050	31,392
Bank of America Corp.
9.200% due 05/15/2003	90	91
6.875% due 06/01/2003	100	101
6.500% due 08/15/2003	150	153
6.625% due 06/15/2004	40	43
6.125% due 07/15/2004	600	636
6.750% due 09/15/2005	200	222
5.250% due 02/01/2007	40	43
6.625% due 10/15/2007	100	114
6.375% due 02/15/2008	3,000	3,384
6.250% due 04/01/2008	100	112
7.800% due 02/15/2010	300	364
6.250% due 04/15/2012	150	169
4.875% due 09/15/2012	2,000	2,053
8.570% due 11/15/2024	125	164
Bank One Corp.
1.525% due 09/26/2003 (a)	700	701
1.620% due 05/07/2004 (a)	8,200	8,224
7.000% due 07/15/2005	100	110
6.500% due 02/01/2006	960	1,068
5.900% due 11/15/2011	550	603
Bank One Texas NA
6.250% due 02/15/2008	100	113
Bear Stearns Cos., Inc.
6.750% due 04/15/2003	105	105
1.670% due 05/06/2003 (a)	27,224	27,236
1.551% due 07/22/2003 (a)	25,500	25,498
6.700% due 08/01/2003	100	102
1.630% due 12/01/2003 (a)	127,900	128,098
6.625% due 01/15/2004	200	208
6.150% due 03/02/2004 (a)	300	313
8.750% due 03/15/2004	75	80
1.940% due 05/24/2004 (a)	29,300	29,461
1.758% due 06/01/2004 (a)	12,665	12,717
1.560% due 09/16/2005 (a)	16,000	15,946
Beaver Valley Funding Corp.
8.250% due 06/01/2003	39	39
Boeing Capital Corp.
1.380% due 04/17/2003 (a)	3,000	2,999
Caterpillar Financial Services Corp.
7.700% due 11/05/2003	600	623
Chase Manhanttan Corp.
5.750% due 04/15/2004 (a)	150	157
6.000% due 11/01/2005	50	54
6.125% due 11/01/2008	400	443
Cincinnati Financial Corp.
6.900% due 05/15/2028	55,360	58,665
CIT Group, Inc.
1.840% due 04/07/2003 (a)	19,277	19,277
5.625% due 10/15/2003	250	255
7.500% due 11/14/2003	35	36
2.838% due 03/01/2004 (a)	25,000	25,154
5.625% due 05/17/2004	21,650	22,389
2.660% due 07/30/2004 (a)	10,000	10,019
7.250% due 08/15/2005	90	97
7.625% due 08/16/2005	15	16
4.125% due 02/21/2006	24,700	24,748
7.375% due 04/02/2007	30,295	32,855
7.750% due 04/02/2012	27,900	31,267
CitiFinancial Credit Co.
7.750% due 03/01/2005	1,230	1,366
6.750% due 07/01/2007	450	513
Citigroup, Inc.
5.800% due 03/15/2004	200	208
6.750% due 12/01/2005	100	111
7.250% due 10/01/2010	680	807
6.000% due 02/21/2012	90	100
5.625% due 08/27/2012	10,000	10,743
Comerica Bank
7.250% due 06/15/2007	200	228
Compagnie Financiere de CIC—UE
2.720% due 06/29/2049 (a)	1,500	1,481
Countrywide Home Loans, Inc.
6.250% due 04/15/2009	600	660

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	7

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

Credit Asset Receivable LLC
6.274% due 10/31/2003	$6,314	$6,392
Credit Suisse First Boston USA, Inc.
4.625% due 01/15/2008	80,000	82,636
DaimlerChrysler Financial Services North America LLC
1.401% due 06/17/2003 (a)	1,200	1,199
1.401% due 06/18/2003 (a)	55,700	55,645
DBS Group Holdings Ltd.
7.875% due 08/10/2009	6,000	7,089
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	123,600	136,230
8.500% due 06/15/2010	23,300	27,387
8.750% due 06/15/2030	250,100	297,808
9.250% due 06/01/2032	3,300	4,289
Devon Financing Corp. ULC
7.875% due 09/30/2031	20,000	23,949
Duke Capital Corp.
7.250% due 10/01/2004	9,000	9,297
6.250% due 07/15/2005	325	331
EOP Operating L.P.
5.875% due 01/15/2013	100	104
Export-Import Bank Korea
6.500% due 11/15/2006	9,035	9,684
7.100% due 03/15/2007	31,900	35,051
Farmers Insurance
8.625% due 05/01/2024	275	211
Finova Group, Inc.
7.500% due 11/15/2009	27,255	9,744
First Chicago Corp.
4.250% due 07/28/2003 (a)	50	50
First National Bank Chicago
8.080% due 01/05/2018	250	308
First Security Corp.
5.875% due 11/01/2003	9,325	9,575
Ford Motor Credit Co.
2.060% due 04/17/2003 (a)	71,180	71,163
6.125% due 04/28/2003	34,530	34,567
1.608% due 06/02/2003 (a)	90,800	90,658
1.530% due 06/06/2003 (a)	7,500	7,464
1.560% due 06/20/2003 (a)	58,800	58,677
1.806% due 06/23/2003 (a)	216,811	216,450
6.625% due 06/30/2003	825	829
1.600% due 11/24/2003 (a)	47,000	46,320
7.500% due 06/15/2004	100	102
6.700% due 07/16/2004	26,300	26,819
8.250% due 02/23/2005	2,500	2,567
7.600% due 08/01/2005	5,000	5,100
6.375% due 12/15/2005	100	99
6.500% due 01/25/2007	220	212
7.200% due 06/15/2007	25	24
5.800% due 01/12/2009 (a)	655	587
7.375% due 10/28/2009	200	189
7.875% due 06/15/2010	1,795	1,719
7.375% due 02/01/2011	1,285	1,199
7.250% due 10/25/2011	119,250	109,610
FPL Group Capital, Inc.
7.625% due 09/15/2006	725	827
Gemstone Investors Ltd.
7.710% due 10/31/2004	115,650	107,570
General Electric Capital Corp.
6.800% due 11/01/2005	100	111
7.875% due 12/01/2006	30	35
8.500% due 07/24/2008	100	123
6.125% due 02/22/2011	81,000	89,104
5.875% due 02/15/2012	30	32
6.000% due 06/15/2012	2,850	3,113
5.450% due 01/15/2013	176,690	185,363
5.000% due 02/01/2013	58,875	60,326
6.900% due 09/15/2015	100	117
6.750% due 03/15/2032	5,040	5,696
General Motors Acceptance Corp.
7.125% due 05/01/2003	36,000	36,142
1.840% due 05/16/2003 (a)	105,575	105,540
1.283% due 07/20/2003 (a)	5,644	5,644
1.643% due 07/21/2003 (a)	48,400	48,317
1.680% due 08/04/2003 (a)	218,195	217,704
1.440% due 08/18/2003 (a)	154,423	153,937
5.550% due 09/15/2003	37,000	37,535
6.625% due 10/20/2003	2,000	2,046
1.648% due 11/07/2003 (a)	20,000	19,905
5.750% due 11/10/2003	1,100	1,122
2.088% due 01/20/2004 (a)	390,435	388,468
6.380% due 01/30/2004	4,000	4,129
2.250% due 03/22/2004 (a)	82,500	82,014
1.630% due 04/05/2004 (a)	98,747	97,536
2.050% due 05/10/2004 (a)	149,200	147,732
2.040% due 05/17/2004 (a)	80,400	79,593
1.590% due 05/28/2004 (a)	73,000	72,121
6.850% due 06/17/2004	1,200	1,253
1.798% due 07/20/2004 (a)	19,200	18,901
1.718% due 07/21/2004 (a)	35,300	34,714
1.740% due 07/30/2004 (a)	89,977	88,512
6.625% due 10/15/2005	100	105
6.650% due 11/17/2005	500	520
6.750% due 01/15/2006	565	589
6.125% due 02/01/2007	2,535	2,604
6.150% due 04/05/2007	150	154
6.125% due 01/22/2008	750	765
8.950% due 07/02/2009	7,435	8,189
7.750% due 01/19/2010	445	470
7.250% due 03/02/2011	1,000	1,012
6.875% due 09/15/2011	1,905	1,885
7.000% due 02/01/2012	2,000	1,998
6.875% due 08/28/2012	78,900	77,983
7.430% due 12/01/2021	227	243
8.000% due 11/01/2031	60,625	59,191
General Motors Nova Scotia Finance
6.850% due 10/15/2008	19,240	19,981
Goldman Sachs Group, Inc.
4.125% due 01/15/2008	71,260	73,245

8	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

6.600% due 01/15/2012	$5,000	$5,594
5.700% due 09/01/2012	11,090	11,714
5.250% due 04/01/2013	37,990	38,619
Goldman Sachs Group, L.P.
6.625% due 12/01/2004	275	295
2.050% due 02/09/2009 (a)	10,000	10,026
6.500% due 02/25/2009	140	157
Hartford Life, Inc.
6.900% due 06/15/2004	600	636
Heller Financial, Inc.
1.579% due 04/28/2003 (a)	26,000	26,006
1.609% due 04/28/2003 (a)	73,100	73,118
8.000% due 06/15/2005	700	787
Hertz Corp.
7.000% due 07/15/2003	13,300	13,427
Hitachi Credit America
1.650% due 10/15/2003 (a)	11,500	11,510
Household Capital Trust III
1.640% due 06/26/2004 (a)	27,925	27,693
Household Finance Corp.
1.550% due 06/24/2003 (a)	35,700	35,703
1.690% due 05/28/2004 (a)	170,700	170,063
8.000% due 08/01/2004	225	242
6.500% due 01/24/2006	65	71
7.200% due 07/15/2006	450	504
5.875% due 02/01/2009	70	76
8.000% due 07/15/2010	150	178
6.375% due 11/27/2012	20,000	21,968
HSBC Capital Funding LP
9.547% due 12/31/2049 (a)	76,400	96,149
10.176% due 12/31/2049 (a)	66,160	93,735
HYDI 100
8.750% due 11/15/2007	25,000	25,355
IMEXA Export Trust
10.625% due 05/31/2005	2,460	1,427
J.P. Morgan Chase & Co.
6.700% due 11/01/2007	30	34
6.750% due 02/01/2011	375	416
6.698% due 02/15/2012 (a)	600	621
5.750% due 01/02/2013	90,000	94,467
Jenkins-Empire Associates
6.840% due 08/01/2008	1,929	2,056
John Deere Capital Corp.
6.000% due 02/15/2009	680	748
John Hancock
7.375% due 02/15/2024	360	393
KBC Bank Fund Trust III
9.860% due 11/02/2049 (a)	5,700	7,066
Key Bank USA NA
7.550% due 09/15/2006	350	400
Korea Development Bank
6.625% due 11/21/2003	2,090	2,144
7.125% due 04/22/2004 (a)	320	334
6.750% due 12/01/2005	55	59
7.250% due 05/15/2006	50	55
Landesbank Baden-Wuerttemberg AG
6.350% due 04/01/2012	60,000	68,254
LB Rheinland—PFALZ
6.875% due 02/23/2028	3,400	3,776
Lehman Brothers Holdings, Inc.
7.625% due 06/01/2006 (a)	350	400
8.250% due 06/15/2007	70	83
LG&E Capital Corp.
6.205% due 05/01/2004	1,000	1,037
6.460% due 01/15/2008 (a)	3,000	3,240
Liberty Mutual Insurance
8.200% due 05/04/2007	14,510	15,086
Lion Connecticut Holdings
6.375% due 08/15/2003	200	204
7.250% due 08/15/2023	50	55
Lloyds TSB Bank PLC
1.740% due 08/25/2010 (a)	3,000	3,006
MCN Investment Corp.
7.120% due 01/16/2004	3,750	3,827
Merrill Lynch & Co., Inc.
6.550% due 08/01/2004	2,400	2,556
7.150% due 09/15/2004	360	388
4.540% due 03/08/2005	40	42
7.375% due 05/15/2006	565	638
7.000% due 04/27/2008	100	115
Metropolitan Life Insurance Co.
6.300% due 11/01/2003	6,800	6,996
Monumental Global Funding II
1.540% due 09/26/2003 (a)	8,500	8,511
Morgan Stanley Dean Witter & Co.
6.750% due 04/15/2011	17,200	19,281
7.250% due 04/01/2032	10,000	11,487
Morgan Stanley Group, Inc.
6.375% due 12/15/2003	150	155
5.625% due 01/20/2004	1,200	1,241
6.875% due 03/01/2007	225	253
Morgan Stanley TRACERS
4.186% due 09/15/2011 (a)	171,296	195,330
6.515% due 03/15/2012 (a)	81,250	93,457
National Rural Utilities Cooperative Finance Corp.
6.250% due 04/15/2003	50,000	50,050
1.590% due 07/17/2003 (a)	15,000	14,988
2.830% due 04/26/2004 (a)	138,200	139,297
5.750% due 08/28/2009	1,890	2,040
7.250% due 03/01/2012	80,085	93,242
8.000% due 03/01/2032	70,850	88,080
National Westminster Bank PLC
9.375% due 11/15/2003	200	210
Newcourt Credit Group, Inc.
6.875% due 02/16/2005	7,500	7,905
Nordbanken AB
8.950% due 11/29/2049	28,000	33,889
Osprey Trust
8.310% due 01/15/2049	76,155	11,233

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	9

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

Pacific Life Insurance Co.
7.900% due 12/30/2023	$8,000	$9,206
Parker Retirement Savings Plan
6.340% due 07/15/2008	589	643
Pemex Finance Ltd.
6.125% due 11/15/2003	5,200	5,281
Pemex Project Funding Master Trust
2.890% due 01/07/2005 (a)	152,300	154,368
7.875% due 02/01/2009	3,770	4,161
8.000% due 11/15/2011	100,500	110,299
PNC Funding Corp.
7.000% due 09/01/2004 (a)	20,000	21,390
Popular North America, Inc.
6.625% due 01/15/2004	23,000	23,765
Popular, Inc.
6.375% due 09/15/2003	5,000	5,097
Premium Asset Trust
1.665% due 11/27/2004 (a)	48,900	49,062
1.680% due 10/06/2005 (a)	300	300
1.692% due 09/08/2007 (a)	34,900	34,900
Prime Property Funding II
7.000% due 08/15/2004	110	117
Prudential Funding Corp.
6.375% due 07/23/2006	100	109
6.625% due 04/01/2009	17,000	18,465
Qwest Capital Funding, Inc.
7.000% due 08/03/2009	15,500	11,857
7.250% due 02/15/2011	29,443	22,524
7.750% due 02/15/2031	12,500	8,812
Racers
2.000% due 04/01/2003 (a)	20,000	19,500
2.030% due 04/01/2003 (a)	20,000	19,506
5.560% due 04/28/2003 (a)	45,000	46,102
Reliance Group Holdings, Inc.
9.750% due 11/15/2003 (b)	10,000	350
9.000% due 11/15/2049 (b)	19,000	950
Residential Reinsurance Ltd.
6.415% due 06/01/2004 (a)	88,200	89,190
Rothmans Holdings
6.500% due 05/06/2003	16,890	16,966
Royal Bank of Scotland PLC
8.817% due 03/31/2049	45,400	50,762
9.118% due 03/31/2049	92,400	115,281
7.648% due 08/31/2049	195	231
Salomon Smith Barney Holdings, Inc.
1.713% due 01/22/2004 (a)	10,000	10,021
7.000% due 03/15/2004	100	105
1.680% due 05/04/2004 (a)	13,820	13,855
Sears Roebuck Acceptance Corp.
6.750% due 09/15/2005	3,200	3,346
Societe Generale Real Estate LLC
7.640% due 12/29/2049 (a)	23,000	25,698
Spieker Properties, Inc.
6.800% due 05/01/2004	1,100	1,152
Studio Re Ltd.
6.500% due 07/07/2006 (a)	15,600	15,600
Sun Life of Canada (U.S.)
8.526% due 05/29/2049	250	274
Targeted Return Index Securities Trust
3.489% due 01/15/2012 (a)	18,265	20,291
Transamerica Finance Corp.
7.500% due 03/15/2004	270	284
Travelers Property Casualty Corp.
6.375% due 03/15/2033	8,400	8,333
Trinom Ltd.
5.278% due 12/18/2004 (a)	48,700	49,112
U.S. Bancorp
6.500% due 06/15/2004	600	635
Verizon Global Funding Corp.
5.750% due 04/01/2003	20,600	20,600
6.750% due 12/01/2005	16,135	17,902
7.600% due 03/15/2007	4,000	4,568
6.125% due 06/15/2007	12,520	13,875
7.250% due 12/01/2010	300	349
7.375% due 09/01/2012	50	59
7.750% due 12/01/2030	655	791
Verizon Wireless Capital LLC
1.658% due 12/17/2003 (a)	16,000	15,989
Wachovia Corp.
6.375% due 04/15/2003	200	200
4.950% due 11/01/2006	28,300	30,439
Wells Fargo & Co.
6.625% due 07/15/2004	6,500	6,925
7.250% due 08/24/2005	400	450
6.450% due 02/01/2011	375	430
Wells Fargo Financial, Inc.
6.000% due 02/01/2004	50	52
Wilmington Trust (Tucson)
10.732% due 01/01/2013 (c)	155	155

		7,147,189

Industrials 4.4%
Air Products & Chemicals, Inc.
6.250% due 06/15/2003	2,500	2,525
Akzo Nobel, Inc.
6.000% due 11/15/2003	32,000	32,938
Albertson’s, Inc.
6.550% due 08/01/2004	240	252
7.500% due 02/15/2011	80	93
7.450% due 08/01/2029	20	22
8.000% due 05/01/2031	37,300	43,850
Alcoa, Inc.
6.000% due 01/15/2012	800	871
Allied Waste North America, Inc.
7.375% due 01/01/2004	20,425	20,833
9.250% due 09/01/2012	11,000	11,756
Altria Group, Inc.
7.750% due 01/15/2027	28,000	27,788
Amerada Hess Corp.
7.875% due 10/01/2029	23,760	26,734
7.300% due 08/15/2031	19,800	21,048

10	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

America West Airlines, Inc.
6.870% due 01/02/2017 (a)	$1,717	$1,326
American Airlines, Inc.
9.850% due 06/15/2008	1,772	368
10.210% due 01/01/2010	12,500	6,221
10.610% due 03/04/2011	1,895	294
6.978% due 04/01/2011	35,036	30,506
7.858% due 10/01/2011	1,900	1,668
9.780% due 11/26/2011	357	127
10.190% due 05/26/2016	3,661	1,273
Amoco Corp.
6.250% due 10/15/2004 (a)	1,000	1,070
Anadarko Petroleum Corp.
5.375% due 03/01/2007	2,250	2,430
Anheuser-Busch Cos., Inc.
6.750% due 08/01/2003	600	611
6.000% due 04/15/2011	95	106
AOL Time Warner, Inc.
6.125% due 04/15/2006	300	314
6.150% due 05/01/2007	290	308
6.875% due 05/01/2012	75,300	80,382
7.625% due 04/15/2031	40,450	43,078
7.700% due 05/01/2032	151,670	163,024
Baxter International, Inc.
9.500% due 06/15/2008	200	240
Boeing Co.
6.350% due 06/15/2003	750	757
6.625% due 02/15/2038	335	330
Bristol-Myers Squibb Co.
5.750% due 10/01/2011	750	806
Campbell Soup Co.
4.750% due 10/01/2003 (a)	700	712
Canadian National Railway Co.
6.450% due 07/15/2006	550	605
6.375% due 10/15/2011	65	73
Canwest Media, Inc.
10.625% due 05/15/2011	3,000	3,319
Cemex S.A. de CV
8.625% due 07/18/2003	48,050	48,907
Coastal Corp.
1.950% due 07/21/2003 (a)	37,700	36,229
6.200% due 05/15/2004	3,000	2,850
6.500% due 05/15/2006	810	709
7.500% due 08/15/2006	9,075	8,031
6.375% due 02/01/2009	9,000	7,200
7.750% due 06/15/2010	15,500	12,710
9.625% due 05/15/2012	9,000	7,830
6.700% due 02/15/2027	400	332
7.420% due 02/15/2037	9,000	6,435
Coca-Cola Enterprises, Inc.
6.000% due 07/15/2003 (a)	250	253
4.000% due 06/01/2005	65	68
5.750% due 11/01/2008	100	112
Colgate-Palmolive Co.
6.000% due 08/15/2003	45	46
Comcast Cable Communications, Inc.
6.375% due 01/30/2006	3,540	3,792
8.375% due 05/01/2007	145	165
6.750% due 01/30/2011	18,580	20,072
Comcast Corp.
6.500% due 01/15/2015	10,000	10,553
ConAgra Foods, Inc.
2.017% due 09/10/2003 (a)	62,100	62,175
Conoco, Inc.
6.950% due 04/15/2029	25	28
Continental Airlines, Inc.
6.410% due 04/15/2007	296	166
6.954% due 08/02/2009	10,829	5,757
7.056% due 09/15/2009	40,409	33,507
7.487% due 10/02/2010	1,215	994
7.730% due 03/15/2011	2,171	876
6.503% due 06/15/2011	9,220	7,597
6.900% due 01/02/2018	1,358	1,100
6.820% due 05/01/2018	6,333	5,025
7.256% due 03/15/2020	25,467	20,869
7.707% due 04/02/2021	3,684	3,017
Continental Cablevision
8.875% due 09/15/2005	500	563
Cox Enterprises, Inc.
2.250% due 05/01/2033 (a)	7,600	7,591
CSC Holdings, Inc.
8.125% due 07/15/2009	3,000	3,082
7.625% due 04/01/2011	7,000	7,052
CSX Corp.
7.450% due 05/01/2007	150	172
6.250% due 10/15/2008	150	167
DaimlerChrysler North America Holding Corp.
7.750% due 05/27/2003	48,000	48,453
1.850% due 08/01/2003 (a)	36,600	36,600
1.570% due 08/21/2003 (a)	41,000	40,957
1.850% due 08/02/2004 (a)	3,400	3,386
1.660% due 08/16/2004 (a)	56,100	55,728
6.900% due 09/01/2004	30	32
4.750% due 01/15/2008	14,030	14,242
7.300% due 01/15/2012	700	783
Delta Air Lines Equipment Trust
9.550% due 01/02/2008 (c)	7,773	3,873
10.430% due 01/02/2011	3,755	1,971
10.140% due 08/14/2012	1,000	515
10.000% due 06/05/2013	10,828	5,576
10.060% due 01/02/2016	6,500	3,347
Delta Air Lines, Inc.
10.570% due 01/02/2007 (c)	11,640	5,801
7.379% due 05/18/2010	8,208	7,676
7.570% due 11/18/2010	41,250	38,994
7.111% due 03/18/2013	60,000	55,928
9.200% due 09/23/2014	6,000	2,835
10.000% due 12/05/2014	5,000	2,575
10.500% due 04/30/2016	27,950	13,480
Devon Energy Corp.
7.950% due 04/15/2032	10,000	12,101

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	11

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

Dex Media East LLC
9.875% due 11/15/2009	$4,000	$4,530
Dow Chemical Co.
6.000% due 10/01/2012	18,900	19,249
7.375% due 11/01/2029	18,100	18,834
Duke Energy Field Services LLC
7.500% due 08/16/2005	6,600	7,088
Duty Free International, Inc.
7.000% due 01/15/2004	175	84
Eastman Chemical Co.
6.375% due 01/15/2004	11,250	11,651
Eastman Kodak Co.
7.250% due 06/15/2005	275	298
Eli Lilly & Co.
5.500% due 07/15/2006	110	120
Enron Corp.
8.000% due 08/15/2005 (b)	3,200	840
Enterprise Products Partners LP
7.500% due 02/01/2011	35	39
Equistar Chemicals LP
10.125% due 09/01/2008	5,000	4,850
Federal Express Corp.
6.845% due 01/15/2019 (a)	770	816
Federal Paper Board Co.
8.875% due 07/01/2012	10,100	12,783
FMC Corp.
6.375% due 09/01/2003	4,000	4,051
Ford Capital BV
9.500% due 06/01/2010	200	203
Ford Motor Co.
7.250% due 10/01/2008	800	767
6.500% due 08/01/2018	50	39
7.450% due 07/16/2031	14,005	10,746
Fortune Brands, Inc.
8.500% due 10/01/2003	500	518
Fred Meyer, Inc.
7.375% due 03/01/2005	38,100	41,190
7.450% due 03/01/2008	100	114
General Motors Corp.
6.250% due 05/01/2005	300	310
Georgia-Pacific Corp.
8.875% due 05/15/2031	6,000	5,130
Gillette Co.
6.250% due 08/15/2003 (a)	750	764
5.750% due 10/15/2005	1,500	1,632
Harrahs Operating Co., Inc.
7.875% due 12/15/2005	9,000	9,652
HCA, Inc.
8.130% due 08/04/2003	7,300	7,421
6.910% due 06/15/2005 (a)	9,500	10,063
6.730% due 07/15/2045	32,560	32,784
Hershey Foods Corp.
7.200% due 08/15/2027	30	36
HMH Properties, Inc.
7.875% due 08/01/2005	1,185	1,167
8.450% due 12/01/2008	6,000	5,820
HNA Holdings, Inc.
6.125% due 02/01/2004	200	207
Honeywell International, Inc.
6.200% due 02/01/2008	500	552
6.125% due 11/01/2011	650	722
Host Marriott LP
9.250% due 10/01/2007	249	249
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	28,860	29,171
International Game Technology
7.875% due 05/15/2004	14,500	15,280
International Paper Co.
1.910% due 06/20/2004 (a)	25,823	25,515
6.750% due 09/01/2011	5,000	5,615
5.850% due 10/30/2012	7,600	8,030
6.875% due 04/15/2029	8,400	8,975
Kerr-McGee Corp.
2.040% due 06/28/2004 (a)	42,550	42,555
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012	6,000	6,890
7.300% due 08/15/2033	27,200	30,084
Kraft Foods, Inc.
4.625% due 11/01/2006	25	26
Kroger Co.
6.750% due 04/15/2012	830	922
6.200% due 06/15/2012	19,200	20,595
7.500% due 04/01/2031	1,600	1,795
Lowe’s Cos., Inc.
8.250% due 06/01/2010	356	441
Lyondell Chemical Co.
9.625% due 05/01/2007	1,500	1,507
9.875% due 05/01/2007	7,000	7,035
9.500% due 12/15/2008	42,500	41,437
Macmillan Bloedel Ltd.
7.700% due 02/15/2026	2,400	2,588
Mandalay Resort Group
6.750% due 07/15/2003	4,500	4,545
9.375% due 02/15/2010	700	737
Marathon Oil Corp.
6.800% due 03/15/2032	10,000	10,369
Martin Marietta Corp.
6.500% due 04/15/2003	50	50
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (c)	1,432	1,628
McDonald’s Corp.
6.500% due 08/01/2007	600	676
Noble Affiliates, Inc.
8.950% due 12/15/2004	11,500	12,084
Norfolk Southern Corp.
7.875% due 02/15/2004	50	53
2.040% due 02/28/2005 (a)	500	503
Northern National Gas Co.
6.875% due 05/01/2005	8,250	8,992
Northrop Grumman Corp.
7.875% due 03/01/2026	10,000	12,211

12	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

7.750% due 02/15/2031	$5,000	$6,148
Northwest Airlines, Inc.
8.970% due 01/02/2015 (a)	1,398	684
PanAmSat Corp.
8.500% due 02/01/2012	6,000	6,210
Park Place Entertainment Corp.
7.950% due 08/01/2003	18,500	18,824
Pemex Project Funding Master Trust
7.375% due 12/15/2014	33,090	34,041
8.625% due 02/01/2022	58,900	62,287
Petroleos Mexicanos
8.850% due 09/15/2007	1,800	2,088
9.375% due 12/02/2008	51,650	60,172
9.250% due 03/30/2018	2,000	2,245
9.500% due 09/15/2027	31,000	35,960
Pharmacia Corp.
5.750% due 12/01/2005	575	628
Philip Morris Cos., Inc.
8.250% due 10/15/2003	1,000	1,021
6.800% due 12/01/2003	76,050	77,228
7.000% due 07/15/2005	15,125	15,603
6.950% due 06/01/2006	9,540	9,948
7.200% due 02/01/2007	37,000	38,239
Qwest Corp.
7.625% due 06/09/2003	30,400	30,552
5.650% due 11/01/2004	6,610	6,379
7.200% due 11/01/2004	8,500	8,500
5.625% due 11/15/2008	5,000	4,575
8.875% due 03/15/2012	114,025	122,007
7.500% due 06/15/2023	25,000	22,125
7.250% due 09/15/2025	16,850	14,828
7.200% due 11/10/2026	2,150	1,870
8.875% due 06/01/2031	7,223	7,187
6.875% due 09/15/2033	22,950	19,507
7.250% due 10/15/2035	5,000	4,325
RH Donnelley Finance Corp.
8.875% due 12/15/2010	2,500	2,769
Safeway, Inc.
6.850% due 09/15/2004	250	265
7.250% due 02/01/2031	10,000	11,260
Sara Lee Corp.
6.300% due 11/07/2005	500	550
Scotia Pacific Co. LLC
7.710% due 01/20/2014	230	151
Sears Roebuck Acceptance Corp.
7.000% due 02/01/2011	630	655
6.500% due 12/01/2028	20	18
Singapore Telecommunications Ltd.
7.375% due 12/01/2031	12,500	13,859
SmithKline Beecham Corp.
7.375% due 04/15/2005	150	166
Sonat, Inc.
6.750% due 10/01/2007	2,000	1,670
7.625% due 07/15/2011	25,120	19,970
Southern National Gas Co.
7.350% due 02/15/2031	200	185
Southwestern Public Service Co.
5.125% due 11/01/2006	700	732
SR Wind Ltd.
6.600% due 05/18/2005 (a)	12,000	12,226
7.100% due 05/18/2005 (a)	13,000	13,245
Systems 2001 Asset Trust
7.156% due 12/15/2011	29,074	30,952
Target Corp.
6.350% due 01/15/2011	500	560
TCI Communications, Inc.
6.375% due 05/01/2003	8,280	8,311
8.650% due 09/15/2004	625	675
8.000% due 08/01/2005	450	491
Telus Corp.
8.000% due 06/01/2011	6,250	6,656
Tenet Healthcare Corp.
6.375% due 12/01/2011	0	0
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	13,400	11,189
TEPPCO Partners LP
6.125% due 02/01/2013	5,000	5,122
Texaco Capital, Inc.
6.000% due 06/15/2005	400	437
Texas Eastern Transmission Corp.
7.300% due 12/01/2010	250	281
Time Warner Entertainment Co. LP
7.250% due 09/01/2008	9,020	10,217
10.150% due 05/01/2012	250	322
9.150% due 02/01/2023	475	547
8.375% due 03/15/2023	670	785
7.570% due 02/01/2024	10,130	10,633
6.950% due 01/15/2028	2,645	2,596
6.625% due 05/15/2029	130	123
Time Warner, Inc.
7.975% due 08/15/2004	18,032	19,199
9.125% due 01/15/2013	27,765	32,814
6.875% due 06/15/2018	140	143
Transocean, Inc.
6.950% due 04/15/2008	500	571
7.500% due 04/15/2031	30,000	35,356
Turner Broadcasting System, Inc.
7.400% due 02/01/2004	3,095	3,181
Tyco International Group S.A.
6.250% due 06/15/2003	5,000	5,050
1.790% due 07/30/2003	3,639	3,577
5.875% due 11/01/2004	23,675	23,557
6.125% due 11/01/2008	2,500	2,362
6.125% due 01/15/2009	100	95
6.750% due 02/15/2011	5,000	4,800
6.375% due 10/15/2011	1,900	1,786
UAL Equipment Trust
11.080% due 05/27/2006	10,249	2,220
Union Camp Corp.
7.000% due 08/15/2006	190	209

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	13

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

Union Pacific Corp.
6.930% due 06/01/2003	$1,000	$1,009
6.625% due 02/01/2008	4,250	4,791
6.625% due 02/01/2029	50	55
Unisys Corp.
9.210% due 01/21/2017	15,900	3,809
United Airlines, Inc.
1.645% due 03/02/2004 (a)	17,730	12,787
9.200% due 03/22/2008	3,380	708
6.201% due 09/01/2008	6,000	4,437
7.730% due 07/01/2010	5,000	3,402
7.186% due 04/01/2011	19,632	14,333
8.030% due 07/01/2011 (b)	465	94
6.932% due 09/01/2011 (a)	10,500	3,158
10.360% due 11/13/2012	7,000	875
6.071% due 03/01/2013	4,493	3,349
10.020% due 03/22/2014 (b)	11,925	2,276
10.850% due 07/05/2014	34,111	4,264
10.850% due 02/19/2015 (b)	3,000	375
10.125% due 03/22/2015 (b)	14,300	2,900
9.060% due 06/17/2015	6,000	1,508
United Technologies Corp.
7.125% due 11/15/2010	450	534
6.350% due 03/01/2011	550	624
US Airways, Inc.
6.850% due 01/30/2018	133	102
Vintage Petroleum, Inc.
7.875% due 05/15/2011	2,000	2,030
Wal-Mart Stores, Inc.
6.500% due 06/01/2003	200	202
Walt Disney Co.
5.125% due 12/15/2003	500	513
4.875% due 07/02/2004	10,000	10,319
4.500% due 09/15/2004	14,200	14,657
5.500% due 12/29/2006	725	770
6.375% due 03/01/2012	10,700	11,521
Waste Management, Inc.
6.375% due 12/01/2003	11,900	12,139
8.000% due 04/30/2004	5,525	5,814
6.500% due 05/15/2004	94,000	96,708
7.375% due 08/01/2010	27,600	31,210
6.375% due 11/15/2012	10,000	10,688
7.100% due 08/01/2026	15,725	16,540
7.750% due 05/15/2032	1,255	1,434
Weyerhaeuser Co.
6.000% due 08/01/2006	30	32
6.750% due 03/15/2012	29,165	32,028
7.950% due 03/15/2025	8,370	9,644
7.375% due 03/15/2032	8,350	9,152
Williams Cos., Inc.
6.500% due 08/01/2006	400	364
7.125% due 09/01/2011	5,000	4,325
8.125% due 03/15/2012	600	528
7.625% due 07/15/2019	35,070	27,881
7.875% due 09/01/2021	85,345	68,276
7.500% due 01/15/2031	15,000	11,700
7.750% due 06/15/2031	21,150	16,497
8.750% due 03/15/2032	137,430	116,128
Witco Corp.
6.600% due 04/01/2003	100	100
Wyeth
6.700% due 03/15/2011	640	726
Young Broadcasting, Inc.
10.000% due 03/01/2011	2,500	2,663

		3,220,869

Utilities 5.7%
AEP Texas Central Co.
2.590% due 02/15/2005 (a)	48,200	48,263
Alabama Power Co.
5.350% due 11/15/2003	1,600	1,639
ALLETE, Inc.
2.690% due 10/20/2003 (a)	79,700	79,617
AT&T Broadband Corp.
8.375% due 03/15/2013	10,678	12,678
AT&T Corp.
6.000% due 03/15/2009	194	195
7.800% due 11/15/2011	103,200	111,278
8.500% due 11/15/2031	299,190	322,701
AT&T Wireless Services, Inc.
7.500% due 05/01/2007	130	145
7.875% due 03/01/2011	1,155	1,294
8.125% due 05/01/2012	51,715	58,647
8.750% due 03/01/2031	16,205	18,647
Baltimore Gas & Electric Co.
6.125% due 07/01/2003	150	152
Bell Atlantic Maryland, Inc.
8.000% due 10/15/2029	1,125	1,393
Bellsouth Savings & Employee Stock Ownership Trust
9.190% due 07/01/2003	112	114
BellSouth Telecommunications, Inc.
6.250% due 05/15/2003	100	101
British Telecom PLC
2.553% due 12/15/2003 (a)	225,960	227,014
7.875% due 12/15/2005	6,800	7,712
7.000% due 05/23/2007	50,000	55,715
8.375% due 12/15/2010	86,200	104,884
8.875% due 12/15/2030	435	560
Carolina Power & Light, Inc.
7.875% due 04/15/2004	6,000	6,369
Central Maine Power Co.
7.430% due 08/25/2003	13,000	13,268
Cingular Wireless, Inc.
7.125% due 12/15/2031	10,000	10,584
Citizens Communications Co.
9.250% due 05/15/2011	24,800	31,205
Cleveland Electric Illuminating Co.
7.375% due 06/01/2003	10,000	10,092
7.670% due 07/01/2004	2,500	2,639
9.500% due 05/15/2005	33,500	33,776

14	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

CMS Energy Corp.
8.375% due 07/01/2003	$15,000	$14,925
7.000% due 01/15/2005	18,325	16,218
Columbus Southern Power Co.
6.850% due 10/03/2005	10,000	10,912
5.500% due 03/01/2013	8,300	8,617
6.600% due 03/01/2033	4,800	5,043
Commonwealth Edison Co.
6.625% due 07/15/2003	1,000	1,015
1.915% due 09/30/2003 (a)	40,000	39,894
Consolidated Edison, Inc.
6.375% due 04/01/2003	1,000	1,000
Consolidated Natural Gas Co.
7.250% due 10/01/2004	43,750	47,165
6.250% due 11/01/2011	15	17
Dominion Resources, Inc.
7.600% due 07/15/2003	35,000	35,542
DTE Energy Co.
7.110% due 11/15/2038 (a)	94,750	96,395
Dynegy Holdings, Inc.
8.750% due 02/15/2012	100,850	71,099
El Paso Corp.
6.950% due 12/15/2007	10,000	8,450
6.750% due 05/15/2009	37,069	30,026
7.000% due 05/15/2011	19,250	15,304
7.875% due 06/15/2012	26,100	21,533
8.050% due 10/15/2030	13,500	9,855
7.800% due 08/01/2031	10,600	7,632
7.750% due 01/15/2032	112,280	80,842
El Paso Electric Co.
9.400% due 05/01/2011	7,455	8,313
El Paso Natural Gas Co.
8.375% due 06/15/2032	21,420	19,706
Entergy Gulf States, Inc.
2.638% due 09/01/2004 (a)	24,800	24,768
Entergy Louisiana, Inc.
8.500% due 06/01/2003	3,000	3,034
Entergy Mississippi, Inc.
2.000% due 05/03/2004 (a)	31,000	30,788
FirstEnergy Corp.
7.375% due 11/15/2031	18,800	19,765
Florida Power & Light Co.
6.875% due 12/01/2005	4,000	4,470
France Telecom S.A.
1.978% due 07/16/2003 (a)	139,900	139,984
8.700% due 03/01/2006 (a)	32,545	36,985
9.250% due 03/01/2011	57,760	69,551
10.000% due 03/01/2031	192,660	251,757
GTE California, Inc.
5.500% due 01/15/2009	100	107
GTE Corp.
6.360% due 04/15/2006	550	606
6.940% due 04/15/2028	5,410	5,859
Hawaiian Electric Industries, Inc.
2.425% due 04/15/2003 (a)	2,400	2,400
Houston Lighting & Power Co.
8.750% due 03/01/2022	10,000	10,382
Hydro-Quebec
1.312% due 09/29/2049 (a)	5,600	4,844
Illinois Power Co.
6.000% due 09/15/2003	6,000	6,090
Indianapolis Power & Light Co.
7.375% due 08/01/2007	225	226
Korea Electric Power Corp.
6.375% due 12/01/2003	220	227
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	5,000	5,195
Mirant Corp.
7.900% due 07/15/2009	175	74
Nevada Power Co.
6.200% due 04/15/2004 (a)	15,000	14,813
New York Telephone Co.
6.250% due 02/15/2004	150	156
6.000% due 04/15/2008	45	49
Niagara Mohawk Power Co.
7.375% due 07/01/2003	39,162	39,672
7.375% due 08/01/2003	1,645	1,677
5.375% due 10/01/2004	175	183
NorAm Energy Corp.
6.375% due 11/01/2003	31,250	31,172
Northern States Power Co.
8.000% due 08/28/2012	14,000	17,339
NRG Energy, Inc.
8.000% due 11/01/2003 (b)	6,000	2,280
NRG Northeast Generating LLC
8.065% due 12/15/2004 (b)	198	187
Ohio Power Co.
7.000% due 07/01/2004 (a)	24,000	25,336
5.500% due 02/15/2013	7,300	7,584
6.600% due 02/15/2033	4,900	5,148
Oncor Electric Delivery Co.
5.000% due 09/01/2007	5,000	5,249
Orange PLC
8.750% due 06/01/2006	360	405
Pacific Bell
7.000% due 07/15/2004	50	53
Pacific Gas & Electric Co.
5.875% due 10/01/2005	100	99
7.250% due 08/01/2026	10,000	9,775
7.057% due 10/31/2049 (a)	33,700	33,195
Pinnacle Partners
8.830% due 08/15/2004	12,000	12,072
PP&L, Inc.
6.550% due 03/01/2006 (a)	500	555
Progress Energy, Inc.
6.550% due 03/01/2004	12,400	12,903
7.100% due 03/01/2011	575	648
6.850% due 04/15/2012	20,000	22,319
7.750% due 03/01/2031	21,440	25,062
7.000% due 10/30/2031	600	644

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	15

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

PSEG Power LLC
7.750% due 04/15/2011	$15,200	$17,564
6.950% due 06/01/2012	22,600	25,064
8.625% due 04/15/2031	20,250	24,945
Public Service Co. of Colorado
6.000% due 04/15/2003	750	751
6.375% due 11/01/2005	350	383
Public Service Electric & Gas Co.
6.250% due 01/01/2007	1,500	1,656
Ras Laffan Liquid Natural Gas
8.294% due 03/15/2014	145	155
SBC Communications, Inc.
5.750% due 05/02/2006	300	328
South Point Energy Corp.
8.400% due 05/30/2012	20,166	15,033
Sprint Capital Corp.
9.500% due 04/01/2003	13,820	13,820
5.700% due 11/15/2003	33,700	34,374
7.900% due 03/15/2005	24,000	25,320
7.125% due 01/30/2006	5,040	5,267
6.000% due 01/15/2007	141,170	143,288
6.125% due 11/15/2008	31,710	31,551
6.375% due 05/01/2009	5,000	5,000
7.625% due 01/30/2011	93,908	96,725
8.375% due 03/15/2012	347,910	372,264
6.900% due 05/01/2019	51,460	47,343
6.875% due 11/15/2028	78,875	69,410
8.750% due 03/15/2032	320,925	332,157
Telekomunikacja Polska S.A.
7.125% due 12/10/2003	13,000	12,982
Toledo Edison Co.
7.875% due 08/01/2004	500	531
TXU Corp.
6.375% due 06/15/2006	2,235	2,313
7.000% due 03/15/2013	16,600	16,965
TXU Eastern Funding Co.
6.450% due 05/15/2005 (b)	15,270	1,145
TXU Electric Co.
8.250% due 04/01/2004	500	530
U.S. West Communications, Inc.
6.000% due 08/01/2007	2,070	1,946
Union Electric Co.
8.000% due 12/15/2022	1,000	1,042
United Telephone Company of the Northwest
6.890% due 07/01/2008 (c)	2,760	2,313
Verizon Florida, Inc.
6.125% due 01/15/2013	45,900	50,251
Verizon New England, Inc.
6.500% due 09/15/2011	35	39
Verizon New York, Inc.
6.875% due 04/01/2012	14,550	16,685
7.375% due 04/01/2032	25,500	30,219
Verizon Pennsylvania
5.650% due 11/15/2011	6,500	6,946
Verizon Wireless Capital LLC
5.375% due 12/15/2006	2,340	2,504
Virginia Electric and Power Co.
5.375% due 02/01/2007	700	753
Vodafone Group PLC
7.750% due 02/15/2010	500	599
7.875% due 02/15/2030	10,000	12,395
6.250% due 11/30/2032	18,270	18,825
Wilmington Trust Co.—Tucson Electric
10.370% due 01/02/2007	6,458	3,218
10.500% due 01/02/2007	5,307	2,645
10.500% due 07/01/2008	365	414
10.732% due 01/01/2013 (c)	991	991
WorldCom, Inc.—WorldCom Group
7.875% due 05/15/2003 (b)	10,700	2,889
6.250% due 08/15/2003 (b)	7,500	2,025
6.400% due 08/15/2005 (b)	15,100	4,077
7.375% due 01/15/2006 (b)	46,800	12,636
7.750% due 04/01/2007 (b)	2,000	540
8.250% due 05/15/2010 (b)	11,500	3,105
7.375% due 01/15/2011 (b)	21,150	5,711
7.500% due 05/15/2011 (b)	72,383	19,543

		4,095,047

Total Corporate Bonds & Notes (Cost $14,414,404)		14,463,105

MUNICIPAL BONDS & NOTES 1.8%

Alabama 0.1%
Alabama State General Obligation Bonds, Series 2001
7.700% due 09/01/2021	$13,228	$13,660
Birmingham, Alabama General Obligation Bonds, (AMBAC Insured), Series 2002
5.000% due 12/01/2027	15,000	15,217
5.000% due 12/01/2032	20,000	20,166
Birmingham, Alabama Water and Sewer System Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 01/01/2043	12,350	12,396

		61,439

Arizona 0.0%
Salt River Project Agricultural Import and Power District Revenue Bonds, Series 2002
4.750% due 01/01/2032	5,000	4,976

California 0.5%
California Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 10/01/2033	14,100	14,378
California State Department of Water Resources Center Valley Project Revenue Bonds, Series 2000
8.570% due 12/01/2029 (a)	2,500	2,579
California State General Obligation Bonds, Series 2003
5.250% due 02/01/2033	36,160	36,712
California State Revenue Anticipation Notes, Series 2002
1.310% due 06/20/2003 (a)	43,000	42,957
2.500% due 06/20/2003	23,800	23,865

16	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

2.500% due 06/27/2003	$38,300	$38,405
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	179,010	165,217
Contra Costa Water District Revenue Bonds, (FSA Insured), Series 2002
5.000% due 10/01/2032	4,235	4,322
Golden State Tobacco Securitization Corporate Revenue Bonds, Series 2003
5.000% due 06/01/2021	2,000	1,995
La Quinta, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2001
5.100% due 09/01/2031	7,645	7,875
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2028	7,300	7,470
Orange County, California Water District Certificate of Participation, (MBIA Insured), Series 2003
5.000% due 08/15/2028	10,000	10,194
San Francisco, California City & County Public Utilities Commission Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 11/01/2032	11,600	11,839

		367,808

Colorado 0.0%
Colorado Springs, Colorado Utilities Revenue Bonds, Series 2002
5.000% due 11/15/2030	15,000	15,217
El Paso County Certificates of Participation, (AMBAC Insured), Series 2002
5.000% due 12/01/2023	2,000	2,059
5.000% due 12/01/2027	2,820	2,878

		20,154

Florida 0.0%
Florida State Board of Education General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 06/01/2027	6,450	6,578
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	7,000	7,122
Tampa, Florida Water and Sewer System Revenue Bonds, Series 2001
5.000% due 10/01/2026	5,000	5,098

		18,798

Illinois 0.1%
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2028	21,000	5,232
Chicago, Illinois General Obligaton Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2027	1,000	1,008
5.000% due 01/01/2034	18,275	18,428
Chicago, Illinois Housing Authority Revenue Bonds, Series 2001
5.375% due 07/01/2016	500	533
Cook County, Illinois General Oligation Bonds, (FGIC Insured), Series 2001
5.125% due 11/15/2026	5,000	5,105
Illinois Educational Facilities Authority Revenue Bonds, Series 2001
5.250% due 07/01/2041	5,000	5,136
Illinois State General Obligation Bonds, (MBIA Insured), Series 2002
4.750% due 10/01/2027	25,795	25,391
Metropolitan Pier & Exposition Authority Ill Dedicated State Tax Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 12/15/2028	5,000	5,059
Metropolitan Pier & Exposition Authority Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/15/2042	9,000	9,301
University of Illinois Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 04/01/2030	5,000	5,043

		80,236

Indiana 0.1%
Indianapolis, Indiana Local Public Improvement Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 02/01/2029	5,000	5,073
IPS Multi-School Building Corp. Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/15/2027	13,250	13,419
Marion Country, Indiana School Building Corp. Revenue Bonds, (FGIC Insured), Series 2003
5.250% due 01/15/2028	18,800	19,619
Valparaiso Middle Schools Building Corp. Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 07/15/2024	3,500	3,573

		41,684

Iowa 0.0%
University of Iowa Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.750% due 06/01/2028	5,120	5,060

Massachusetts 0.2%
Massachusetts State Water Pollution Abatement Revenue Bonds, Series 2002
5.000% due 08/01/2032	5,000	5,082
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	63,000	63,840
Massachusetts State Water Resources Authority Revenue Bonds, (FSA Insured), Series 2002
5.250% due 08/01/2017	10,000	11,283

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	17

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

Southbridge Associations Corp. Massachusetts Revenue Bonds, (MBIA-Insured), Series 2000
7.590% due 02/01/2022	$31,105	$36,636

		116,841

Michigan 0.1%
Detroit, Michigan School District General Obligation Bonds, (FGIC Insured), Series 1998
4.750% due 05/01/2028	6,500	6,406
Detroit, Michigan Water Supply Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2034	5,750	5,805
Grosse Pointe, Michigan Public School System General Obligation Bonds, Series 2002
4.875% due 05/01/2027	11,910	11,923
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 10/15/2026	8,500	8,655

		32,789

Minnesota 0.0%
Morris Independent School District General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 02/01/2028	4,000	4,068

Missouri 0.0%
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds, Series 2002
5.000% due 07/01/2023	4,400	4,540

Nebraska 0.0%
Nebraska American Public Energy Agency Revenue Bonds, (AMBAC Insured), Series 2000
7.780% due 12/01/2012	2,400	2,908

Nevada 0.0%
Clark County, Nevada General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 06/01/2031	13,480	13,650

New Jersey 0.2%
Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 2000
10.220% due 01/01/2018 (a)	2,875	3,689
Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 1978
5.800% due 01/01/2018	50	57
New Jersey Tobacco Settlement Funding Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	111,700	102,964

Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	12,500	11,786

		118,496

New Mexico 0.0%
University of New Mexico Revenue Bonds, Series 2002
5.000% due 06/01/2032	10,000	10,131

New York 0.1%
Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2001
5.000% due 11/15/2031	2,600	2,633
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FSA-CR Insured), Series 2002
5.125% due 06/15/2034	3,500	3,581
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2002
5.000% due 06/15/2029	5,800	5,876
New York State Triborough Bridge and Tunnels Authority Revenue Bonds, Series 2002
5.000% due 11/15/2032	19,315	19,520
New York, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	4,000	4,416

		36,026

Ohio 0.0%
Kettering, Ohio City School District General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 12/01/2030	5,400	5,512
Ohio State Water Development Authority Revenue Bonds, Series 2002
4.750% due 12/01/2027	5,000	4,942

		10,454

Pennsylvania 0.0%
Lower Merion, Pennsylvania School District General Obligation Bonds, Series 2003
5.000% due 05/15/2029	14,975	15,200

South Carolina 0.0%
South Carolina State Public Services Authority Revenue Bonds, (FSA Insured), Series 2002
5.125% due 01/01/2032	17,000	17,353

Texas 0.2%
Austin, Texas Water and Wastewater Utilities Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2028	3,875	3,921
Dallas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 12/01/2026	2,540	2,570
Houston, Texas Water and Sewer System Revenue Bonds, (FSA Insured), Series 2002
5.000% due 12/01/2030	5,000	5,045
Killeen, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
4.750% due 02/15/2028	12,000	11,793

18	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Mesquite, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 08/15/2028	$1,800	$1,817
Pflugerville, Texas General Obligation Bonds, (AMBAC Insured), Series 2003
5.000% due 08/01/2027	2,915	2,948
5.000% due 08/01/2033	5,000	5,044
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	5,000	5,043
Texas State Turnpike Systems Authority Revenue Bonds, Series 2002
5.000% due 06/01/2008	2,000	2,223
University of Texas Revenue Bonds, Series 2003
5.000% due 08/15/2028	20,300	20,479
5.000% due 08/15/2033	45,100	45,607
Wylie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
5.000% due 08/15/2030	5,575	5,620

		112,110

Utah 0.0%
Utah Transit Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 06/15/2032	9,000	9,096

Virginia 0.1%
Fairfax County, Virginia Water Authority Revenue Bonds, Series 2002
5.000% due 04/01/2032	5,025	5,116
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
5.255% due 06/01/2018	9,000	9,001
6.250% due 06/01/2027	42,900	40,163
6.500% due 06/01/2033	21,000	19,245

		73,525

Washington 0.1%
Tacoma, Washington Water Supply System Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2032	7,550	7,619
Washington Energy Northwest Revenue Bonds, Series 2003
5.500% due 07/01/2012	8,900	9,996
5.500% due 07/01/2013	27,100	30,439
5.500% due 07/01/2015	29,800	33,507
Washington State General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 07/01/2027	10,000	10,095

		91,656

Wisconsin 0.0%
Wisconsin State Clean Water Revenue Bonds, Series 2002
8.750% due 06/01/2023 (a)	3,360	3,758

Total Municipal Bonds & Notes (Cost $1,271,916)		1,272,756

U.S. GOVERNMENT AGENCIES 1.6%
Fannie Mae
5.750% due 04/15/2003	165	165
3.625% due 04/15/2004	525	538
4.000% due 12/10/2004	300	302
1.875% due 12/15/2004	405	408
2.875% due 10/15/2005	1,500	1,537
4.500% due 12/13/2005	46,475	46,739
5.500% due 07/18/2006	14,400	14,563
3.250% due 11/15/2007	555	564
6.625% due 11/15/2010	2,100	2,484
5.250% due 08/01/2012	50	52
4.375% due 09/15/2012	275	278
6.500% due 03/25/2043	160,400	168,595
Federal Farm Credit Bank
5.620% due 08/18/2003	100	102
Federal Home Loan Bank
4.500% due 04/25/2003	48,000	48,107
5.870% due 05/12/2003	250	251
5.125% due 09/15/2003	500	509
2.500% due 03/15/2006	315	317
5.850% due 12/12/2006	2,000	2,018
5.850% due 12/13/2006	2,000	2,018
7.615% due 05/02/2007	5,000	5,028
6.495% due 05/15/2008	100	101
6.320% due 05/29/2008	200	202
6.115% due 02/16/2011	100	109
Freddie Mac
5.000% due 05/15/2004	200	208
4.000% due 11/09/2004	10,000	10,029
4.050% due 11/30/2004	20,900	20,995
1.875% due 01/15/2005	245	247
4.500% due 04/15/2005	5,000	5,006
4.375% due 05/09/2005	3,000	3,009
4.050% due 06/21/2005	435	448
5.625% due 06/20/2006	39,000	39,310
3.500% due 09/15/2007	350	360
9.000% due 09/15/2008	37	39
6.375% due 08/01/2011	1,300	1,420
4.500% due 01/15/2013	160	163
6.250% due 07/15/2032	272,875	310,968
Small Business Administration
8.017% due 02/10/2010	86,254	100,686
7.640% due 03/10/2010	60,116	69,149
7.449% due 08/01/2010	98,619	112,816
6.640% due 02/01/2011	19,782	21,900
6.344% due 08/10/2011	5,552	6,059
6.030% due 02/01/2012	34,374	36,733
4.524% due 02/10/2013	32,900	32,739
7.700% due 07/01/2016	517	583
6.950% due 11/01/2016	3,328	3,697
6.700% due 12/01/2016	12,528	13,832
7.150% due 03/01/2017	5,758	6,457
7.500% due 04/01/2017	3,846	4,354
7.190% due 12/01/2019	411	468

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	19

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

7.630% due 06/01/2020	$20,265	$23,463
6.900% due 12/01/2020	8,962	10,101
6.340% due 03/01/2021	29,274	32,225
5.340% due 11/01/2021	15,380	16,187

Total U.S. Government Agencies (Cost $1,119,271)		1,178,638

U.S. TREASURY OBLIGATIONS 13.3%

Treasury Inflation Protected Securities (e)
3.375% due 01/15/2007	126,937	139,711
3.625% due 01/15/2008	42,277	47,331
3.875% due 01/15/2009	601,386	685,393
4.250% due 01/15/2010	270,184	316,031
3.500% due 01/15/2011	495,819	556,867
3.375% due 01/15/2012	100,575	112,518
3.000% due 07/15/2012	70,588	76,831
3.625% due 04/15/2028	13,928	16,374
3.875% due 04/15/2029	477,428	587,088
3.375% due 04/15/2032	317	370
U.S. Treasury Bonds
7.250% due 05/15/2016	137,109	176,292
7.500% due 11/15/2016	1,143,876	1,502,722
8.750% due 05/15/2017	1,128,634	1,636,873
8.875% due 08/15/2017	165,500	242,619
7.250% due 08/15/2022	50	65
5.250% due 02/15/2029	200	209
6.250% due 05/15/2030	500	597
5.375% due 02/15/2031	599	648
U.S. Treasury Notes
5.750% due 04/30/2003	525	527
4.250% due 11/15/2003	300	306
2.000% due 11/30/2004	1,175	1,187
1.625% due 01/31/2005	625	627
1.625% due 03/31/2005	3,324,300	3,332,351
6.500% due 10/15/2006	250	286
6.625% due 05/15/2007	925	1,075
3.000% due 02/15/2008	970	982
4.750% due 11/15/2008	2,000	2,180
6.000% due 08/15/2009	200	232
6.500% due 02/15/2010	655	782
3.875% due 02/15/2013	120	121
U.S. Treasury Strips
0.000% due 05/15/2012	400	276
0.000% due 05/15/2016	150,800	81,341
0.000% due 11/15/2016	70,600	36,656
0.000% due 02/15/2017	215,400	110,052
0.000% due 05/15/2017	54,470	27,533

Total U.S. Treasury Obligations (Cost $9,570,356)		9,695,053

MORTGAGE-BACKED SECURITIES 33.7%

Collateralized Mortgage Obligations 14.7%
ABN AMRO Mortgage Corp.
6.750% due 09/25/2028	3,573	3,619
6.750% due 11/25/2028	202	203
6.500% due 06/25/2029 (a)	7,075	7,335
6.500% due 01/25/2032	1,949	1,955
American Southwest Financial Securities Corp.
7.248% due 11/25/2038 (a)	64,185	70,150
Amresco Commercial Mortgage Funding I
7.180% due 06/17/2029	350	383
Aurora Loan Services
2.005% due 05/25/2030 (a)	6,120	6,129
Bank of America Funding Corp.
6.750% due 11/20/2032	1,349	1,350
Bank of America Mortgage Securities, Inc.
6.250% due 07/25/2014	12,211	12,587
6.250% due 08/25/2028	25,000	25,749
6.500% due 05/25/2029 (a)	34,641	35,575
7.250% due 10/25/2029	5,301	5,331
6.630% due 02/25/2031	7,081	7,072
6.500% due 06/25/2031	1,126	1,133
6.234% due 07/25/2031 (a)	293	294
6.750% due 08/25/2031	9,761	9,888
7.000% due 03/25/2032	48,452	49,103
6.373% due 07/25/2032 (a)	73,044	74,467
5.775% due 10/20/2032 (a)	1,518	1,549
Bear Stearns Adjustable Rate Mortgage Trust
4.770% due 11/25/2030 (a)	61,920	63,516
6.912% due 02/25/2031 (a)	3,586	3,635
7.001% due 02/25/2031 (a)	4,035	4,089
6.952% due 06/25/2031 (a)	15,281	15,626
6.688% due 09/25/2031 (a)	8,634	8,640
6.552% due 10/25/2031 (a)	4,954	4,957
6.709% due 11/25/2031 (a)	7,990	8,122
6.823% due 11/25/2031 (a)	8,719	8,787
6.147% due 12/25/2031 (a)	35,235	35,266
6.184% due 12/25/2031 (a)	324	329
6.195% due 12/25/2031 (a)	52,981	53,749
6.295% due 12/25/2031 (a)	80,893	82,086
6.299% due 01/25/2032 (a)	124,962	125,570
6.759% due 01/25/2032 (a)	9,341	9,362
6.401% due 02/25/2032 (a)	29,752	30,212
5.439% due 10/25/2032 (a)	66,727	68,278
5.681% due 01/25/2033 (a)	129,125	128,938
5.430% due 03/25/2033 (a)	66,594	68,000
5.468% due 03/25/2033 (a)	141,784	145,794
Bear Stearns Commercial Mortgage Securities, Inc.
5.910% due 05/14/2008	101	109
5.060% due 12/15/2010	31,601	33,455
7.000% due 03/25/2027	2,904	2,919
7.750% due 06/25/2027	168	168
7.000% due 02/25/2028 (a)	3,199	3,221
6.750% due 04/30/2030	106	111
7.000% due 05/20/2030 (a)	50,230	57,367
6.390% due 06/25/2030 (a)	2,853	2,838
Capco America Securitization Corp.
5.860% due 12/15/2007	35	38

20	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Cendant Mortgage Corp.
6.506% due 11/18/2028 (a)	$6,997	$7,199
1.955% due 08/25/2030 (a)	481	482
Chase Commercial Mortgage Securities Corp.
7.600% due 12/18/2005	44	44
Chase Mortgage Finance Corp.
7.000% due 08/25/2024 (a)	771	770
6.750% due 03/25/2025 (a)	13,547	13,864
6.750% due 10/25/2028	39,000	40,002
6.500% due 02/25/2029	20,000	20,603
6.350% due 07/25/2029	17,602	17,690
6.190% due 12/25/2029 (a)	9,926	10,203
6.221% due 12/25/2029 (a)	66,492	67,644
7.750% due 08/25/2030	9,116	9,105
Chemical Mortgage Securities, Inc.
7.250% due 01/25/2026	1,726	1,725
Citicorp Mortgage Securities, Inc.
6.605% due 10/25/2022 (a)	4,555	4,518
6.250% due 04/25/2024	11,796	12,103
6.250% due 08/25/2024	105	107
7.250% due 10/25/2027	4,404	4,475
6.750% due 09/25/2028	9,062	9,212
6.500% due 10/25/2028	36,098	37,147
7.000% due 11/25/2028	11,000	11,130
7.000% due 09/25/2030	7,528	7,717
7.500% due 10/25/2030	2,868	2,868
7.000% due 02/25/2031	21,907	22,367
6.500% due 03/25/2031	4,543	4,667
7.000% due 03/25/2031	12,144	12,508
6.000% due 06/25/2032	15,923	16,365
CMC Securities Corp.
7.250% due 11/25/2027	3,461	3,495
6.750% due 05/25/2028	3,840	3,867
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	2,837	2,845
Collateralized Mortgage Securities Corp.
8.750% due 04/20/2019	169	170
8.800% due 04/20/2019	127	128
COMM Mortgage Trust
6.145% due 02/15/2008	9,364	10,073
Commercial Mortgage Acceptance Corp.
7.030% due 05/15/2009	75	87
Commercial Mortgage Asset Trust
7.546% due 01/17/2010	500	591
6.975% due 04/17/2013	145	170
Countrywide Alternative Loan Trust
7.000% due 10/25/2031	16,718	16,839
6.750% due 12/25/2031	13,071	13,113
Countrywide Funding Corp.
6.625% due 02/25/2024	24,192	24,412
6.750% due 03/25/2024	14,506	14,731
6.875% due 03/25/2024	1,917	1,915
Countrywide Home Loans, Inc.
6.250% due 08/25/2014 (a)	3,309	3,424
6.750% due 11/25/2025	13,577	13,662
6.750% due 11/25/2028	5,000	5,121
6.500% due 01/25/2029	24,978	25,596
6.500% due 03/25/2029 (a)	21,744	22,400
7.750% due 10/25/2030	26,000	26,389
6.068% due 07/19/2031 (a)	2,905	2,923
6.050% due 10/25/2031	3,867	3,922
6.095% due 03/19/2032	15,978	16,452
1.805% due 06/25/2032 (a)	18,587	18,617
6.500% due 08/25/2032 (a)	32,980	33,172
5.360% due 09/19/2032 (a)	10,084	10,304
Credit-Based Asset Servicing & Securitization LLC
1.685% due 10/25/2028 (a)	3,882	3,889
1.715% due 09/25/2029 (a)	484	484
1.625% due 02/25/2030 (a)	19,251	19,197
1.645% due 01/25/2032 (a)	34,859	34,902
Crusade Global Trust
1.670% due 02/15/2030 (a)	35,056	35,095
CS First Boston Mortgage Securities Corp.
6.750% due 01/15/2008	11,098	11,171
7.290% due 09/15/2009	335	391
6.000% due 06/25/2017	14,004	14,366
6.750% due 09/25/2028	6,960	7,087
6.750% due 12/27/2028	15,001	15,451
7.500% due 03/25/2031	17,372	17,897
1.905% due 06/25/2031 (a)	16,653	16,698
1.655% due 08/25/2031 (a)	1,993	1,992
1.855% due 11/25/2031 (a)	1,331	1,334
6.169% due 12/25/2031	30,801	31,221
1.705% due 02/25/2032 (a)	11,208	11,100
1.666% due 03/25/2032 (a)	8,934	8,837
6.248% due 04/25/2032 (a)	61,758	63,592
1.695% due 05/25/2032 (a)	76,488	76,484
5.500% due 09/25/2032	24,658	25,169
6.400% due 01/17/2035	56	56
DLJ Commercial Mortgage Corp.
1.597% due 05/05/2003 (a)	7,102	7,106
7.300% due 06/10/2032	515	603
DLJ Mortgage Acceptance Corp.
7.580% due 02/12/2006 (a)	2,613	2,754
6.445% due 08/01/2021 (a)(c)	2,296	2,330
8.000% due 03/25/2022	63	63
6.950% due 12/25/2022 (a)	461	462
6.836% due 03/25/2023 (a)	77	78
7.684% due 03/25/2024 (a)	58	58
7.557% due 05/25/2024 (a)	41	41
7.907% due 10/25/2024 (a)	174	174
1.805% due 06/25/2026 (a)	606	607
6.850% due 12/17/2027	913	913
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017	272	275
DVI Business Credit Receivable Corp. III
1.960% due 10/15/2003 (a)	550	553
E-Trade Bank Mortgage-Backed Securities Trust
7.174% due 09/25/2031	14,797	14,838

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	21

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

Fannie Mae
5.500% due 12/25/2005	$150	$153
7.000% due 05/25/2006	98	102
7.500% due 05/25/2007	111	112
6.500% due 08/25/2007	1,573	1,609
6.740% due 08/25/2007	425	478
6.270% due 09/25/2007	3,000	3,213
7.000% due 10/25/2007	121	127
6.500% due 12/25/2007	3,214	3,299
6.250% due 01/25/2008	47,269	51,607
6.500% due 05/25/2008	278	292
10.500% due 08/25/2008	1,617	1,628
14.648% due 09/25/2008 (a)	1,345	1,535
4.000% due 02/25/2009	64	65
6.000% due 02/25/2009	1,124	1,201
6.500% due 02/25/2009	27	28
6.500% due 03/25/2009	83	86
5.000% due 01/25/2012	230	235
6.370% due 02/25/2013	28,500	31,512
6.500% due 04/25/2013	75	79
5.500% due 11/25/2013	428	437
8.000% due 12/25/2016 (a)	79	88
1.805% due 03/25/2017	1,695	1,698
11.000% due 11/25/2017	559	652
9.250% due 04/25/2018	74	84
9.300% due 05/25/2018	308	349
1.862% due 06/25/2018 (a)	1	1
9.500% due 06/25/2018	243	276
5.750% due 09/25/2018	200	204
9.500% due 06/25/2019	597	681
9.300% due 08/25/2019 (a)	30	34
7.500% due 12/25/2019	6,442	7,052
9.000% due 12/25/2019	2,408	2,719
7.000% due 03/25/2020	502	543
7.500% due 05/25/2020	1,114	1,213
6.000% due 07/25/2020	67	69
9.000% due 09/25/2020	1,071	1,200
8.000% due 12/25/2020	8,305	8,485
8.750% due 01/25/2021	1,232	1,372
9.000% due 01/25/2021	2,100	2,349
9.000% due 03/25/2021	209	235
6.500% due 06/25/2021	2,848	2,992
8.000% due 07/25/2021	5,613	6,154
8.500% due 09/25/2021	1,950	2,159
7.000% due 10/25/2021	3,901	4,175
5.000% due 12/25/2021	436	440
4.000% due 01/25/2022	16	16
7.750% due 01/25/2022	9,266	10,200
6.250% due 03/25/2022	5,671	5,782
6.550% due 03/25/2022	77	78
7.000% due 04/25/2022	16,187	17,131
7.375% due 05/25/2022	8,021	8,586
7.500% due 05/25/2022	1,322	1,407
7.000% due 06/25/2022	548	594
8.000% due 06/25/2022	4,530	4,975
7.000% due 07/25/2022	2,618	2,856
7.500% due 07/25/2022	586	625
8.000% due 07/25/2022	30,457	33,499
6.500% due 10/25/2022	4,760	4,973
7.800% due 10/25/2022	1,282	1,403
6.500% due 03/25/2023	1,005	1,031
7.000% due 03/25/2023	16,924	17,273
6.900% due 05/25/2023	189	203
7.000% due 06/25/2023	879	996
6.000% due 08/25/2023	13,813	14,621
6.750% due 09/25/2023	3,072	3,085
8.930% due 09/25/2023	55	54
6.500% due 10/25/2023	10,127	10,615
6.750% due 10/25/2023	707	782
6.500% due 12/25/2023	182	193
5.000% due 01/25/2024	245	256
6.500% due 01/25/2024	3,086	3,085
6.500% due 02/25/2024 (a)	5,150	5,605
7.000% due 03/25/2024 (a)	252	256
6.000% due 06/25/2024	340	349
6.500% due 08/17/2024	17,000	18,456
6.000% due 12/25/2024	153	153
4.750% due 01/25/2025	155	158
6.000% due 01/25/2025	130	133
1.655% due 02/25/2025 (a)	2,800	2,805
7.500% due 11/17/2025 (a)	289	316
7.000% due 02/15/2026	0	0
6.500% due 05/25/2026	150	154
6.500% due 09/18/2026	49	50
7.000% due 12/18/2026	19,420	20,562
6.000% due 12/25/2026	170	177
8.500% due 02/17/2027	1,674	1,812
6.000% due 03/25/2027	320	333
5.000% due 04/18/2027	599	610
6.000% due 05/17/2027	5,470	5,827
7.000% due 06/18/2027	684	749
6.500% due 07/18/2027	203	216
7.500% due 08/20/2027	3,036	3,246
5.750% due 12/20/2027	11,103	11,622
7.000% due 12/20/2027	14,729	15,622
6.000% due 02/25/2028	200	209
1.700% due 04/18/2028 (a)	1,173	1,177
6.500% due 06/25/2028	4,700	4,918
6.000% due 07/18/2028	10,045	10,604
6.500% due 07/18/2028	67,412	71,520
9.210% due 09/25/2028 (a)	6,120	6,839
6.500% due 10/25/2028	40,000	41,825
6.250% due 02/25/2029	3,500	3,679
6.000% due 04/25/2029	3,051	3,050
7.500% due 04/25/2029	756	828
7.500% due 06/19/2030	184	201
8.500% due 06/25/2030	12,712	15,201
1.805% due 08/25/2030 (a)	16,064	16,085
1.755% due 09/25/2030 (a)	770	770
1.750% due 10/18/2030 (a)	11,274	11,280

22	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

7.000% due 11/25/2030	$15,389	$16,566
6.000% due 05/25/2031	37,977	38,973
6.500% due 07/25/2031	13,863	14,929
7.500% due 07/25/2031	720	790
6.500% due 09/25/2031	13,297	14,073
6.500% due 10/03/2031	11,025	11,646
6.500% due 10/25/2031	60,009	63,460
6.000% due 11/25/2031	39,082	39,954
6.500% due 11/25/2031	22,260	23,796
6.000% due 12/25/2031	35,200	35,960
6.500% due 06/25/2032	16,871	17,787
5.500% due 09/25/2032	2,065	1,941
6.000% due 09/25/2032	35,897	36,605
6.500% due 01/01/2033	151,268	160,864
5.500% due 04/25/2033	15,700	15,197
6.390% due 05/25/2036	36,159	36,986
7.405% due 01/17/2037	16,130	18,186
6.500% due 06/17/2038	5,000	5,384
6.500% due 09/17/2038	6,515	6,815
6.300% due 10/17/2038 (a)	18,952	20,198
Federal Housing Administration
6.997% due 09/01/2019	1,961	2,095
7.430% due 01/01/2020	2,293	2,458
7.430% due 08/01/2020	641	687
7.430% due 12/01/2023	2,494	2,673
7.675% due 09/01/2030	5,804	6,590
7.125% due 12/01/2035	6,589	6,887
FFCA Secured Lending Corp.
7.850% due 10/18/2017	29,600	32,495
First Chicago Lennar Trust
8.111% due 05/25/2008 (a)	275	270
First Commonwealth Savings & Loan Association
10.375% due 04/01/2005	9	10
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030	89	90
6.750% due 02/25/2031	62,316	63,842
7.000% due 02/25/2031	11,370	11,364
First Interstate Bancorp
8.875% due 01/01/2009 (c)	77	82
9.125% due 01/01/2009 (a)(c)	5	5
First Nationwide Trust
6.500% due 03/25/2029	4,400	4,760
8.000% due 10/25/2030	265	271
6.750% due 08/21/2031	112,133	115,343
8.500% due 08/25/2031	138	143
1.905% due 09/25/2031 (a)	1,891	1,896
First Union Residential Securitization, Inc.
7.000% due 04/25/2025	331	340
6.750% due 08/25/2028	60	60
Freddie Mac
6.750% due 10/15/2003 (a)	2,097	2,117
7.000% due 10/15/2003	666	674
7.000% due 12/15/2003	22	23
10.150% due 04/15/2006	1	1
7.500% due 02/15/2007	265	276
7.500% due 04/01/2007	4	4
7.750% due 04/01/2007	3	3
8.000% due 10/01/2007	19	20
6.250% due 10/15/2007	3,293	3,381
13.675% due 06/15/2008 (a)	5	5
6.000% due 11/15/2008 (a)	183	194
6.200% due 12/15/2008	5,237	5,580
8.500% due 03/01/2009	55	60
6.000% due 03/15/2009	265	283
7.000% due 06/01/2010	5	5
7.550% due 03/15/2012	26	26
11.875% due 06/15/2013	50	51
6.000% due 11/15/2014	400	415
6.500% due 12/15/2014	570	602
6.000% due 06/15/2015	1,500	1,560
10.100% due 09/01/2016	216	249
7.500% due 11/15/2016	7,473	7,584
5.500% due 05/15/2018	116	117
10.000% due 11/15/2019	39	40
9.000% due 09/15/2020	25	26
5.000% due 10/15/2020	243	244
8.900% due 11/15/2020	4,943	4,949
9.500% due 11/15/2020	1,268	1,269
6.000% due 12/15/2020	90	91
6.250% due 12/15/2020	121	122
7.000% due 12/15/2020	79	82
8.750% due 12/15/2020	490	503
9.000% due 12/15/2020	1,094	1,122
9.500% due 01/15/2021	775	783
6.000% due 04/15/2021	200	203
8.000% due 04/15/2021 (a)	34	34
8.500% due 06/15/2021 (a)	9,695	10,088
5.500% due 07/15/2021	255	259
6.950% due 07/15/2021	191	195
9.000% due 07/15/2021	1,000	1,062
6.950% due 08/15/2021	54	56
9.500% due 08/15/2021	641	664
4.500% due 09/15/2021	121	122
6.000% due 09/15/2021	200	204
6.500% due 09/15/2021	366	374
7.000% due 09/15/2021	45	48
5.750% due 10/15/2021	1,561	1,561
8.000% due 12/15/2021	8,669	9,212
6.850% due 01/15/2022	8	8
7.000% due 03/15/2022	166	167
7.500% due 04/15/2022	238	241
8.250% due 06/15/2022	1,691	1,810
6.650% due 07/15/2022	481	491
7.000% due 07/15/2022	4,935	5,180
8.500% due 10/15/2022	2,774	2,901
6.000% due 11/15/2022	220	229
6.250% due 11/15/2022	200	208
6.500% due 11/15/2022	100	105
7.000% due 12/15/2022	21,000	21,764
7.500% due 01/15/2023	21,130	22,524

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	23

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

6.500% due 02/15/2023	$1,250	$1,289
7.500% due 05/01/2023	327	352
5.750% due 06/15/2023	42	42
6.500% due 07/15/2023	546	548
7.000% due 07/15/2023	2,285	2,483
7.500% due 07/15/2023 (a)	395	413
6.500% due 08/15/2023	187	200
5.500% due 09/15/2023	150	154
3.840% due 10/25/2023 (a)	4,569	4,756
7.410% due 10/25/2023	914	931
6.500% due 11/15/2023	6,538	6,714
6.250% due 01/15/2024	26	26
6.500% due 01/15/2024	35	38
5.000% due 02/15/2024	116	118
6.500% due 02/15/2024	5	5
6.500% due 03/15/2024	376	396
7.499% due 03/15/2024	7,647	7,802
8.000% due 04/25/2024	281	311
6.250% due 05/15/2024	3,649	3,684
6.000% due 07/17/2024	82	83
8.500% due 08/01/2024	583	636
5.750% due 09/15/2024	14	14
6.500% due 09/15/2024	149	151
8.000% due 09/15/2024	16,236	17,688
8.500% due 11/01/2024	258	281
5.500% due 11/15/2024	3,543	3,557
5.650% due 11/15/2024	32	33
6.000% due 11/15/2024	130	134
6.000% due 12/15/2024	220	226
5.750% due 01/15/2025	200	207
1.730% due 02/15/2025 (a)	1,483	1,484
5.835% due 03/15/2025	2,655	2,664
6.500% due 05/15/2025	154	156
5.750% due 06/15/2025	100	103
7.000% due 09/17/2025	2	2
6.000% due 12/15/2025	77	77
6.500% due 03/15/2026	110	113
6.000% due 08/15/2026	2,400	2,455
4.523% due 10/01/2026 (a)	1,274	1,324
6.000% due 11/15/2026	550	574
6.250% due 11/15/2026	700	719
6.000% due 12/15/2026	132	133
6.000% due 02/15/2027	250	259
6.250% due 02/15/2027	678	687
6.500% due 03/15/2027	29,964	31,279
7.500% due 03/17/2027	15,041	15,902
4.890% due 05/01/2027 (a)	69	72
5.500% due 06/15/2027	150	156
6.000% due 06/15/2027	23	23
6.500% due 06/15/2027	11,952	12,678
7.500% due 06/20/2027	38,961	42,052
6.000% due 07/15/2027	100	106
6.500% due 08/15/2027	18,394	19,080
6.500% due 09/15/2027	73,000	75,675
6.500% due 10/15/2027	32,300	33,832
6.000% due 11/15/2027	665	694
5.750% due 01/15/2028	109	111
6.500% due 01/25/2028	8,691	9,230
6.250% due 03/15/2028	10,000	10,580
6.500% due 04/15/2028	165,401	177,209
6.500% due 05/15/2028	65,688	69,757
6.500% due 06/15/2028	72,106	76,905
6.500% due 06/20/2028	27,507	29,461
6.500% due 07/15/2028	112,706	119,987
6.100% due 08/15/2028	9	9
6.500% due 08/15/2028	443,459	473,487
7.000% due 11/15/2028	9,000	9,546
6.000% due 12/01/2028	386	401
6.000% due 12/15/2028	24,891	26,253
6.250% due 12/15/2028	1,955	2,092
6.500% due 12/15/2028	8,298	8,881
6.000% due 01/15/2029	48,763	50,958
6.500% due 01/15/2029	27,901	29,957
6.000% due 02/15/2029 (a)	4,498	4,749
6.000% due 03/15/2029	434	434
6.500% due 03/15/2029 (a)	57,547	61,580
6.500% due 04/15/2029	15,146	16,066
6.500% due 06/01/2029	268	279
8.000% due 09/15/2029	9,253	10,651
1.630% due 12/15/2029 (a)	394	393
7.500% due 01/15/2030	7,860	8,673
7.500% due 02/01/2030	79	84
7.250% due 05/15/2030	1,174	1,221
7.500% due 07/15/2030	1,000	1,062
7.000% due 08/15/2030	14,894	15,763
7.500% due 08/15/2030	27,415	29,553
1.780% due 09/15/2030 (a)	2,212	2,221
7.000% due 09/15/2030 (a)	34,945	37,269
7.000% due 10/15/2030	23,363	25,211
7.500% due 10/15/2030	32,766	35,647
1.730% due 11/15/2030 (a)	363	363
6.500% due 04/15/2031	11,947	12,711
6.000% due 06/15/2031	8,439	8,762
5.500% due 07/15/2031	30,593	31,406
6.500% due 08/15/2031	17,852	19,103
6.000% due 12/15/2031	10,504	11,104
6.500% due 06/15/2032	17,847	19,012
6.000% due 07/15/2032	32,990	33,520
6.500% due 07/15/2032	10,442	11,238
4.617% due 08/15/2032 (a)	17,778	17,668
6.000% due 08/15/2032	22,937	23,396
6.000% due 09/15/2032	6,594	6,743
5.500% due 11/15/2032	10,694	10,142
Fund America Investors Corp. II
6.307% due 06/25/2023 (a)	1,181	1,202
GE Capital Mortgage Services, Inc.
6.250% due 07/25/2029	84,813	85,866
General Electric Capital Mortgage Services, Inc.
6.500% due 09/25/2023	1,175	1,180
6.500% due 12/25/2023 (a)	8,631	8,671

24	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

6.500% due 01/25/2024 (a)	$3,895	$3,923
6.000% due 02/25/2024	8,328	8,534
6.500% due 02/25/2024	13,985	14,259
6.500% due 03/25/2024 (a)	8,376	8,452
6.500% due 04/25/2024	57,383	58,141
6.750% due 06/25/2028	20,517	21,087
6.750% due 10/25/2028	11,821	12,080
6.250% due 12/25/2028	53,185	54,449
6.500% due 12/25/2028	19,500	19,905
6.350% due 05/25/2029	6,286	6,414
6.500% due 05/25/2029	9,858	10,142
6.750% due 05/25/2029	20,000	20,545
6.500% due 07/25/2029 (a)	95,240	98,118
7.000% due 09/25/2029	12,602	12,951
GMAC Commercial Mortgage Securities, Inc.
7.860% due 11/15/2006	250	258
6.150% due 11/15/2007	135	144
6.974% due 05/15/2008	23,239	25,779
8.950% due 08/20/2017	265	293
6.570% due 09/15/2033	29,457	32,135
GMAC Commerial Mortgage Corp.
2.007% due 09/20/2004 (a)	5,845	5,837
GMAC Mortgage Corp. Loan Trust
7.500% due 05/25/2030	10,834	10,897
7.198% due 11/25/2030 (a)	83	80
Goldman Sachs Mortgage Corp.
6.000% due 12/31/2007 (c)	6,169	6,763
Government Lease Trust
6.390% due 05/18/2007	10,000	11,034
4.000% due 05/18/2011	35,750	33,997
6.480% due 05/18/2011	14,000	15,776
Government National Mortgage Association
8.000% due 06/20/2025	81	87
7.000% due 10/20/2025 (a)	7,000	7,371
1.830% due 12/16/2025 (a)	853	858
6.000% due 03/20/2026	1,500	1,523
7.000% due 03/20/2026	226	228
7.500% due 07/16/2027	33,230	35,140
6.500% due 04/20/2028	13,754	14,790
6.500% due 06/20/2028	43,107	46,657
6.750% due 06/20/2028	26,158	27,855
7.250% due 07/16/2028	30	33
6.500% due 07/20/2028	73,379	79,277
6.500% due 09/20/2028	47,926	51,814
4.500% due 11/16/2028	28,981	27,443
4.500% due 12/20/2028	19,082	17,959
6.500% due 01/20/2029 (a)	32,752	35,056
7.000% due 02/16/2029	6,815	7,449
6.500% due 03/20/2029 (a)	16,259	17,380
8.000% due 03/20/2029	3,603	3,650
6.000% due 05/20/2029	12,579	13,205
7.500% due 11/20/2029	2,694	3,003
7.000% due 01/16/2030	7,687	8,453
1.780% due 02/16/2030 (a)	17,647	17,760
1.880% due 02/16/2030 (a)	16,683	16,801
1.930% due 02/16/2030 (a)	9,179	9,250
7.500% due 02/20/2030	25,188	27,114
1.683% due 06/20/2030 (a)	2,454	2,463
7.500% due 08/20/2030	14,862	15,771
1.783% due 09/20/2030 (a)	3,084	3,096
7.500% due 09/20/2030	6,028	6,539
1.730% due 10/16/2030 (a)	12,720	12,780
7.000% due 10/16/2030	29,806	32,464
6.500% due 03/20/2031	6,831	7,235
6.000% due 06/16/2032	18,826	19,905
6.000% due 07/20/2032	8,987	9,189
6.500% due 07/20/2032	3,132	3,324
6.750% due 10/16/2040	27,820	30,427
GS Mortgage Securities Corp.
6.526% due 08/15/2011 (a)	15,700	17,496
6.624% due 05/03/2018	55,900	61,912
6.044% due 08/15/2018	21,418	23,476
GSR Mortgage Loan Trust
6.000% due 03/25/2032	6,988	7,182
G-Wing Ltd.
3.981% due 05/06/2004 (a)	45,150	44,495
Harborview Mortgage Loan Trust
7.470% due 08/19/2030	6,125	6,238
Headlands Mortgage Securities, Inc.
7.155% due 12/25/2012 (a)	80	80
Home Savings of America
8.464% due 08/01/2006 (a)	8	8
4.302% due 05/25/2027 (a)	1,289	1,306
Housing Securities, Inc.
7.000% due 05/25/2023	2,649	2,674
ICI Funding Corp. Secured Assets Corp.
7.250% due 09/25/2027	5,925	5,988
7.750% due 03/25/2028 (a)	1,550	1,556
IMPAC CMB Trust
1.725% due 12/15/2030 (a)	20,902	20,944
1.585% due 11/25/2031 (a)	18,989	18,997
Imperial CMB Trust
6.650% due 11/25/2029	258	258
Imperial Savings Association
8.230% due 01/25/2017 (a)	29	29
8.854% due 07/25/2017 (a)	95	95
Independent National Mortgage Corp.
2.905% due 07/25/2025 (a)	803	803
Indymac Adjustable Rate Mortgage Trust
6.568% due 08/25/2031 (a)	5,605	5,726
6.432% due 01/25/2032 (a)	39,145	39,509
6.446% due 01/25/2032 (a)	7,864	7,925
International Mortgage Acceptance Corp.
12.250% due 03/01/2014	170	183
J.P. Morgan Commercial Mortgage Finance Corp.
8.228% due 02/25/2028 (a)	1,615	1,818
7.069% due 09/15/2029	28	30
LB Commercial Conduit Mortgage Trust
6.330% due 11/18/2004	21	21
Lehman Large Loan Trust
6.790% due 06/12/2004	20	21

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	25

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

Long Beach Mortgage Loan Trust
8.396% due 01/20/2017 (a)	$48,984	$53,551
Master Adjustable Rate Mortgages Trust
6.175% due 10/25/2032	34,766	35,508
Mellon Residential Funding Corp.
6.110% due 01/25/2029	9,805	9,868
6.580% due 07/25/2029 (a)	28,898	28,890
1.773% due 10/20/2029 (a)	30,358	30,781
Merrill Lynch Mortgage Investors, Inc.
6.439% due 06/15/2021 (a)	1,034	1,062
6.589% due 06/15/2021 (a)	3,114	3,399
6.849% due 06/15/2021 (a)	2,922	3,198
7.209% due 06/15/2021 (a)	649	705
1.583% due 01/20/2030 (a)	548	548
5.650% due 12/15/2030	5,712	6,003
MLCC Mortgage Investors, Inc.
1.530% due 09/15/2026 (a)	10,950	10,935
Morgan Stanley Capital I
5.990% due 03/15/2005	31	31
6.190% due 01/15/2007	10,780	11,473
6.170% due 10/03/2008	750	832
6.160% due 04/03/2009 (a)	10,254	10,975
7.460% due 02/15/2020	3,967	3,984
6.860% due 07/15/2029 (a)	91	91
6.220% due 06/01/2030	33	35
6.590% due 10/03/2030 (a)	2,520	2,643
Mortgage Capital Funding, Inc.
7.800% due 04/15/2006 (a)	500	569
7.008% due 09/20/2006	15,545	17,326
6.001% due 11/18/2031	51	55
Mortgage Obligation Structured Trust
7.700% due 10/25/2018	8,902	8,909
NationsBanc Montgomery Funding Corp.
6.750% due 06/25/2028	10,000	10,300
6.500% due 07/25/2028	14,470	14,954
6.750% due 08/25/2028	20,009	20,253
6.250% due 10/25/2028	7,000	7,210
Nationslink Funding Corp.
6.654% due 02/10/2006	20,624	22,332
1.675% due 04/10/2007 (a)	10,433	10,464
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030	12,327	13,190
Nomura Asset Securities Corp.
7.120% due 04/13/2036	460	513
Norwest Asset Securities Corp.
6.750% due 12/25/2012 (a)	2,472	2,470
6.500% due 04/25/2013	13,027	13,254
6.500% due 06/25/2013	7,283	7,423
7.500% due 03/25/2027	336	336
6.250% due 09/25/2028	195	198
6.750% due 10/25/2028	37,627	38,297
6.500% due 12/25/2028	39,751	40,091
6.000% due 01/25/2029	4,918	4,919
6.500% due 02/25/2029	62,012	63,732
6.200% due 04/25/2029 (a)	68,270	69,839
6.500% due 04/25/2029	26,751	27,528
6.250% due 05/25/2029	139	140
6.500% due 06/25/2029 (a)	46,178	46,597
6.500% due 10/25/2029	1,923	1,979
7.000% due 11/25/2029	14,453	14,676
Norwest Integrated Structured Assets, Inc.
7.000% due 09/25/2029	4,109	4,148
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018	208	210
Paine Webber Mortgage Acceptance Corp.
6.000% due 04/25/2009	6,136	6,226
PHH Mortgage Services Corp.
7.177% due 11/18/2027 (a)	537	563
PNC Mortgage Securities Corp.
6.750% due 06/25/2016 (a)	1,067	1,066
7.000% due 10/25/2027	3,737	3,733
6.750% due 12/25/2027	7,230	7,266
6.976% due 02/25/2028	3,224	3,228
7.000% due 02/25/2028	14,454	14,494
7.000% due 05/25/2028	952	964
6.750% due 07/25/2028	3,518	3,613
6.750% due 09/25/2028	3,980	4,075
6.750% due 10/25/2028	21,453	21,852
6.500% due 12/25/2028	2,522	2,536
6.750% due 12/25/2028	21,698	22,350
6.250% due 01/25/2029	9,257	9,571
6.500% due 01/25/2029	1,206	1,231
6.300% due 03/25/2029	9,955	10,274
6.200% due 06/25/2029 (a)	26,116	26,705
6.300% due 06/25/2029	15,992	16,109
6.500% due 06/25/2029 (a)	48,393	50,147
7.000% due 06/25/2030	11,303	11,754
1.755% due 12/25/2030 (a)	3,335	3,340
7.500% due 02/25/2031	4,864	4,954
7.500% due 05/25/2040 (a)	277	277
PNC Mortgage Trust
8.250% due 03/25/2030	11,861	12,188
Prudential Home Mortgage Securities
7.400% due 11/25/2007	510	509
7.000% due 01/25/2008	10,820	10,809
6.500% due 07/25/2008	4,511	4,521
6.750% due 07/25/2008	35	35
6.000% due 01/25/2009	32	32
6.950% due 11/25/2022	222	222
6.750% due 10/25/2023	8,949	8,955
5.900% due 12/25/2023	267	268
6.500% due 01/25/2024	1,525	1,558
6.250% due 04/25/2024	14,672	15,067
6.800% due 05/25/2024	12,987	13,783
6.450% due 11/25/2025	5,264	5,288
Prudential Securities Secured Financing Corp.
6.074% due 01/15/2008 (a)	9,212	9,935
Prudential-Bache Trust
8.400% due 03/20/2021	2,702	2,799

26	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Regal Trust IV
3.808% due 09/29/2031 (a)	$9,247	$8,883
Resecuritization Mortgage Trust
1.556% due 04/26/2021 (a)	8	8
6.750% due 06/19/2028	17,600	18,559
6.500% due 04/19/2029	2,402	2,436
Residential Accredit Loans, Inc.
7.500% due 08/25/2027 (a)	4,580	4,675
7.000% due 02/25/2028	24,970	25,556
6.500% due 12/25/2028	400	411
6.500% due 05/25/2029	3,000	3,088
6.750% due 06/25/2029	127	128
7.000% due 07/25/2029	20	20
7.000% due 08/25/2031	6,701	6,724
Residential Asset Securitization Trust
7.000% due 10/25/2027	6,446	6,491
7.000% due 01/25/2028	9,448	9,623
6.500% due 12/25/2028	1,104	1,112
6.500% due 03/25/2029	14,094	14,222
6.750% due 03/25/2029	92	93
7.875% due 01/25/2030	137	141
8.000% due 02/25/2030	7,012	7,193
2.005% due 09/25/2030 (a)	3,766	3,781
6.180% due 05/25/2032	22,657	22,767
Residential Funding Mortgage Securities I, Inc.
7.500% due 09/25/2011 (a)	243	243
6.500% due 12/25/2012	9,108	9,152
5.500% due 07/25/2017	6,858	6,867
8.000% due 01/25/2023	400	399
8.000% due 02/25/2023	1,384	1,383
6.500% due 11/25/2023	1,660	1,683
7.500% due 12/25/2025	452	451
7.500% due 04/25/2027	879	878
7.250% due 08/25/2027	1,748	1,751
7.250% due 10/25/2027	6,984	6,975
7.000% due 11/25/2027	4,152	4,147
6.750% due 02/25/2028	5,554	5,616
6.750% due 06/25/2028	38,761	39,368
6.750% due 07/25/2028	13,292	13,561
6.750% due 08/25/2028	35,000	35,723
6.750% due 09/25/2028	65,993	67,420
6.500% due 10/25/2028	52,000	53,102
6.250% due 11/25/2028	3,000	3,068
6.500% due 12/25/2028	23,400	24,035
6.500% due 01/25/2029	72,314	74,408
6.500% due 03/25/2029	27,960	28,799
6.500% due 05/25/2029	17,828	18,207
6.500% due 06/25/2029 (a)	13,313	13,455
6.750% due 07/25/2029 (a)	22,600	23,138
7.000% due 10/25/2029	25,260	25,732
7.500% due 12/25/2030	1,218	1,217
6.316% due 06/25/2031 (a)	5,336	5,334
6.750% due 09/25/2031	16,448	16,565
6.750% due 10/25/2031	36,196	36,308
5.690% due 09/25/2032 (a)	135,472	137,768
Resolution Trust Corp.
6.550% due 05/25/2029 (a)	1,580	1,553
7.141% due 05/25/2029 (a)	1,187	1,186
7.604% due 05/25/2029 (a)	997	995
RMF Commercial Mortgage Securities, Inc.
6.751% due 01/15/2019 (a)	201	211
Ryland Acceptance Corp.
11.500% due 12/25/2016	36	39
Ryland Mortgage Securities Corp.
8.200% due 06/25/2021	19	19
7.004% due 08/25/2022 (a)	765	783
Saco I, Inc.
7.997% due 07/25/2030 (a)	648	652
1.695% due 10/25/2030 (a)	5,423	5,423
1.735% due 09/25/2040 (a)	110	110
Salomon Brothers Mortgage Securities VII, Inc.
7.235% due 11/25/2022 (a)	147	147
6.684% due 10/25/2023 (a)	40	40
7.718% due 03/25/2024 (a)	119	119
7.879% due 07/01/2024 (a)	1,044	1,045
8.071% due 09/25/2024 (a)	93	93
8.151% due 10/25/2024 (a)	77	78
7.643% due 11/25/2024 (a)	170	170
1.645% due 04/25/2029 (a)	1,203	1,202
1.685% due 04/25/2029 (a)	811	812
1.605% due 06/25/2029 (a)	3,099	3,072
7.599% due 12/25/2030 (a)	92	92
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018	1,012	1,018
Saxon Mortgage Securities Corp.
7.375% due 09/25/2023	6,372	6,364
Sears Mortgage Securities
12.000% due 02/25/2014	295	297
Securitized Asset Sales, Inc.
7.499% due 06/25/2023 (a)	122	123
6.510% due 10/25/2023 (a)	165	165
6.952% due 11/26/2023 (a)	350	349
Security Pacific National Bank
6.870% due 03/25/2018 (a)	46	46
6.749% due 09/25/2019 (a)	190	190
Sequoia Mortgage Trust
2.500% due 10/25/2024 (a)	35,455	35,428
1.641% due 10/19/2026	2,392	2,306
Small Business Administration
7.540% due 08/10/2009	78,432	89,919
7.452% due 09/01/2010	32,128	36,713
Structured Asset Mortgage Investments, Inc.
5.462% due 05/25/2022	7,664	7,629
6.750% due 03/25/2028	5,133	5,124
6.911% due 06/25/2028 (a)	5,123	5,324
6.250% due 11/25/2028	14,878	15,439
6.750% due 01/25/2029	10,000	10,187
6.576% due 06/25/2029 (a)	10,690	10,788
7.203% due 02/25/2030 (a)	707	715
6.750% due 05/02/2030	25,000	26,398

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	27

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

7.275% due 04/25/2032	$17,046	$17,487
1.611% due 09/19/2032 (a)	121,697	121,236
Structured Asset Notes Transactions Ltd.
6.650% due 08/30/2005 (a)	10,681	10,091
Structured Asset Securities Corp.
7.000% due 02/25/2016	7,208	7,362
7.500% due 07/25/2016	16,214	16,834
7.000% due 12/25/2027 (a)	12,806	13,066
7.750% due 02/25/2028	593	603
6.750% due 07/25/2029	1,547	1,569
1.905% due 11/25/2030 (a)	4,836	4,818
1.755% due 05/25/2031 (a)	2,597	2,596
5.800% due 09/25/2031	26,923	27,267
6.500% due 09/25/2031 (a)	63,657	65,861
6.600% due 12/25/2031	7,697	7,882
6.250% due 01/25/2032	146,435	150,515
6.500% due 01/25/2032	14,384	14,433
1.595% due 02/25/2032 (a)	111,973	111,772
6.320% due 02/25/2032 (a)	66,221	66,452
6.150% due 07/25/2032 (a)	80,263	81,694
5.450% due 03/25/2033	36,731	37,348
Structured Mortgage Asset Residential Trust
7.584% due 07/25/2024 (a)	46	48
Superannuation Members Home Loans Global Fund
1.513% due 06/15/2026 (a)	9,484	9,495
Torrens Trust
1.540% due 07/15/2031 (a)	18,426	18,450
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028	4,000	4,312
6.800% due 01/25/2028	15,000	15,808
United Mortgage Securities Corp.
6.530% due 06/25/2032 (a)	11,959	12,125
6.964% due 09/25/2033 (a)	594	602
Vendee Mortgage Trust
6.500% due 05/15/2020	33,808	35,501
6.500% due 09/15/2024	6,420	6,878
6.835% due 01/15/2030 (a)	10,850	11,278
Washington Mutual Loan Trust
6.013% due 10/19/2039 (a)	1,569	1,572
6.601% due 10/19/2039 (a)	19,304	19,570
5.277% due 12/25/2040 (a)	21,674	21,838
4.470% due 01/25/2041 (a)	35,757	35,508
Washington Mutual Mortgage Securities Corp.
6.010% due 04/25/2031 (a)	1,000	1,008
6.000% due 02/25/2032	10,071	10,256
5.215% due 10/25/2032 (a)	226,870	232,546
Washington Mutual, Inc.
7.500% due 11/19/2029	216	217
6.398% due 10/19/2039	91,535	91,729
6.601% due 10/19/2039 (a)	34,847	35,221
Wells Fargo Mortgage-Backed Securities Trust
6.250% due 12/25/2016	813	837
7.000% due 03/25/2031	7,484	7,480
6.125% due 07/25/2031	132	132
6.633% due 10/25/2031 (a)	7,267	7,305
6.675% due 10/25/2031 (a)	9,914	9,966
6.706% due 10/25/2031 (a)	835	840
6.197% due 01/25/2032	14,531	14,550
6.251% due 01/25/2032 (a)	16,401	16,420
6.500% due 01/25/2032	4,374	4,387
5.221% due 09/25/2032 (a)	74,654	76,099
5.500% due 01/25/2033	29,375	29,966
Western Federal Savings & Loan Association
6.387% due 06/25/2021 (a)	93	93

		10,686,756

Fannie Mae 12.7%
0.990% due 03/01/2018	6,524	6,820
3.394% due 10/01/2040 (a)	9,998	10,180
3.402% due 10/01/2030—10/01/2040 (a)(d)	33,070	33,674
3.687% due 09/01/2017 (a)	2,470	2,488
3.958% due 03/01/2033 (a)	323	330
3.968% due 09/01/2024 (a)	703	718
4.079% due 09/01/2022 (a)	376	384
4.098% due 12/01/2023 (a)	441	458
4.130% due 06/01/2023 (a)	636	651
4.200% due 12/01/2023 (a)	330	344
4.244% due 03/01/2026 (a)	365	380
4.251% due 01/01/2024 (a)	325	338
4.265% due 11/01/2025 (a)	845	874
4.275% due 11/01/2025 (a)	160	163
4.294% due 08/01/2027 (a)	10,715	10,984
4.295% due 11/01/2023 (a)	76	77
4.309% due 03/01/2025 (a)	3,040	3,148
4.315% due 01/01/2024 (a)	266	278
4.330% due 02/01/2026 (a)	177	184
4.342% due 08/01/2025	3,734	3,832
4.344% due 11/01/2025 (a)	617	641
4.347% due 01/01/2024 (a)	573	594
4.367% due 12/01/2023 (a)	83	87
4.372% due 09/01/2022—09/01/2023 (a)(d)	1,477	1,523
4.373% due 11/01/2023 (a)	357	372
4.392% due 10/01/2024 (a)	313	323
4.398% due 04/01/2027 (a)	35	36
4.414% due 09/01/2025 (a)	435	444
4.454% due 05/01/2022 (a)	202	206
4.455% due 10/01/2023—09/01/2024 (a)(d)	1,256	1,296
4.499% due 01/01/2026 (a)	320	333
4.506% due 02/01/2028 (a)	118	120
4.529% due 05/01/2023 (a)	367	380
4.587% due 07/01/2024 (a)	2,262	2,347
4.597% due 12/01/2023 (a)	307	320
4.599% due 10/01/2024 (a)	172	178
4.602% due 04/01/2027 (a)	288	298
4.617% due 05/01/2025 (a)	1,184	1,235
4.626% due 12/01/2027 (a)	2,440	2,525
4.633% due 02/01/2028 (a)	310	321

28	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

4.669% due 08/01/2026 (a)	$660	$686
4.670% due 11/01/2025 (a)	1,562	1,602
4.710% due 11/01/2023 (a)	39	41
4.715% due 05/01/2026 (a)	168	175
4.724% due 10/01/2027 (a)	1,993	2,078
4.788% due 01/01/2018 (a)	816	836
4.856% due 06/01/2024 (a)	290	301
4.918% due 08/01/2023 (a)	145	148
5.000% due 04/01/2014—05/19/2018 (d)	1,152,321	1,179,332
5.025% due 05/01/2024 (a)	961	997
5.037% due 10/01/2023 (a)	356	367
5.116% due 05/01/2030 (a)	100	105
5.350% due 09/01/2027 (a)	281	291
5.500% due 01/01/2004—05/14/2033 (d)	3,326,076	3,453,335
5.891% due 07/01/2019 (a)	335	351
5.937% due 12/01/2031	5,522	6,110
6.000% due 11/01/2003—04/01/2032 (d)	3,729,279	3,903,909
6.048% due 01/01/2011	147	168
6.090% due 12/01/2008	47	53
6.210% due 08/01/2010	49,455	55,542
6.250% due 09/01/2029 (a)	192	199
6.255% due 09/01/2013	64,000	71,625
6.321% due 08/01/2027 (a)	564	592
6.420% due 12/01/2007	150	168
6.500% due 04/01/2003—09/01/2032 (d)	298,341	311,561
6.530% due 10/01/2013	4,201	4,689
6.550% due 01/01/2008	912	1,020
6.554% due 05/01/2023 (a)	1,045	1,087
6.555% due 08/01/2028	2,179	2,379
6.569% due 04/01/2026 (a)	357	365
6.730% due 11/01/2007	1,092	1,229
6.750% due 08/01/2003	2	2
6.847% due 07/01/2003	35	35
6.900% due 06/01/2007	365	406
6.982% due 06/01/2007	447	498
7.000% due 07/01/2003—06/01/2032 (a)(d)	30,603	31,882
7.040% due 03/01/2007	52	58
7.235% due 10/01/2003	51	52
7.250% due 01/01/2008—01/01/2023 (d)	5,727	6,106
7.391% due 06/01/2030 (a)	6,078	6,400
7.460% due 08/01/2029	3,863	4,464
7.500% due 08/01/2003—06/01/2031 (d)	7,864	8,738
7.750% due 06/01/2009	98	105
7.780% due 01/01/2018	2,190	2,687
7.850% due 07/01/2018	6,525	7,959
7.920% due 03/01/2018	2,700	3,350
7.980% due 05/01/2030	6,566	7,132
8.000% due 08/01/2003—06/01/2032 (d)	9,815	10,627
8.060% due 04/01/2030	1,824	1,954
8.080% due 04/01/2030	999	1,071
8.250% due 10/01/2008—03/01/2030 (d)	1,953	2,362
8.490% due 06/01/2025	966	1,054
8.500% due 11/01/2004—10/01/2031 (d)	33,594	36,245
9.000% due 10/01/2004—12/01/2027 (d)	3,186	3,490
9.500% due 12/01/2006—07/01/2026 (d)	4,276	4,728
9.750% due 11/01/2008	6	7
10.000% due 09/01/2003—05/01/2022 (d)	835	952
10.500% due 11/01/2013—04/01/2022 (d)	258	293
10.750% due 03/01/2014	13	14
11.000% due 11/01/2013—11/01/2020 (d)	147	170
11.500% due 08/20/2016—11/01/2019 (d)	39	45
12.000% due 05/01/2016	4	5
12.500% due 10/01/2015	19	23
13.250% due 09/01/2011	7	9
14.500% due 06/01/2012—01/01/2013 (d)	4	5
14.750% due 08/01/2012	103	127
15.000% due 10/01/2012 (a)	174	214
15.500% due 10/01/2012—12/01/2012 (d)	10	12
15.750% due 12/01/2011—08/01/2012 (d)	71	87
16.000% due 09/01/2012	68	84

		9,234,677

Federal Housing Administration 0.5%
6.755% due 03/01/2041	16,035	17,236
6.780% due 07/25/2040	7,551	8,232
6.790% due 05/01/2039	10,684	10,924
6.830% due 12/01/2039	3,439	3,956
6.875% due 11/01/2015	2,692	2,873
6.880% due 10/01/2040—02/01/2041 (d)	21,482	22,923
6.896% due 07/01/2020	14,930	15,949
6.900% due 12/01/2040	22,635	24,201
6.930% due 07/01/2014—01/01/2036 (d)	7,066	7,652
6.960% due 05/01/2016	6,844	7,253
7.050% due 03/25/2040	86	93
7.110% due 05/01/2019	3,624	3,876
7.125% due 03/01/2034	4,325	4,532
7.150% due 01/25/2029	9,335	9,804
7.211% due 12/01/2021	1,519	1,624
7.250% due 06/01/2040	8,202	9,471
7.310% due 06/01/2041	23,443	25,052

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	29

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

7.315% due 08/01/2019	$20,947	$22,401
7.350% due 11/01/2020—11/01/2022 (d)	9,154	9,789
7.375% due 02/01/2018—02/01/2022 (d)	5,107	5,468
7.400% due 01/25/2020—02/01/2021 (d)	11,781	12,618
7.430% due 12/01/2016—07/01/2025 (d)	81,918	87,532
7.450% due 05/01/2021—10/01/2023 (d)	8,241	8,855
7.460% due 01/01/2023	1,347	1,447
7.465% due 11/01/2019	12,595	13,564
7.500% due 01/31/2031—03/01/2032 (d)	3,692	3,783
7.580% due 12/01/2040	7,364	8,085
7.630% due 08/01/2041	17,645	17,177
7.650% due 11/01/2018	122	124
7.780% due 11/01/2040	7,358	8,179
7.880% due 03/01/2041	13,323	14,418
7.930% due 05/01/2016	1,734	1,750
8.250% due 01/01/2041	4,689	4,994
8.375% due 02/01/2012	320	319

		396,154

Freddie Mac 2.6%
1.680% due 06/15/2031 (a)	7,778	7,758
3.926% due 11/01/2026 (a)	2,790	2,879
3.959% due 07/01/2025 (a)	3,585	3,694
4.000% due 06/01/2017 (a)	10	11
4.250% due 04/01/2017—01/01/2019 (a)(d)	21	22
4.322% due 12/01/2022 (a)	121	126
4.324% due 09/01/2028 (a)	21	22
4.365% due 11/01/2023 (a)	38	40
4.366% due 01/01/2028 (a)	23	23
4.372% due 10/01/2023 (a)	343	357
4.385% due 10/01/2023 (a)	749	781
4.392% due 09/01/2023 (a)	742	774
4.421% due 04/01/2024 (a)	3,094	3,227
4.456% due 06/01/2024 (a)	1,548	1,617
4.461% due 01/01/2024 (a)	217	226
4.468% due 07/01/2023 (a)	791	812
4.481% due 10/01/2023 (a)	74	76
4.488% due 04/01/2029 (a)	523	547
4.509% due 08/01/2023 (a)	3,863	4,035
4.523% due 05/01/2023 (a)	448	457
4.588% due 08/01/2023 (a)	4	4
4.595% due 06/01/2022 (a)	203	209
4.620% due 01/01/2024 (a)	178	185
4.625% due 08/01/2024 (a)	110	114
4.627% due 09/01/2023 (a)	1,024	1,064
4.632% due 09/01/2023 (a)	701	718
4.635% due 12/01/2023 (a)	396	412
4.646% due 07/01/2023 (a)	228	237
4.651% due 07/01/2022 (a)	360	372
4.652% due 07/01/2027 (a)	92	95
4.670% due 07/01/2024 (a)	704	732
4.704% due 04/01/2023 (a)	159	164
4.720% due 09/01/2023 (a)	3,869	4,021
4.726% due 08/01/2023 (a)	353	366
4.750% due 06/01/2024 (a)	716	744
4.752% due 10/01/2023 (a)	444	460
4.764% due 08/01/2023 (a)	2,344	2,429
4.796% due 06/01/2022—08/01/2023 (a)(d)	674	697
4.849% due 03/01/2024	832	857
4.880% due 05/01/2023 (a)	331	343
4.900% due 11/01/2023 (a)	159	164
4.909% due 05/01/2023 (a)	395	409
4.981% due 10/01/2023 (a)	467	479
5.000% due 02/01/2007—05/14/2033 (a)(d)	26,761	26,685
5.278% due 12/01/2026 (a)	2,762	2,832
5.500% due 10/01/2008—05/14/2033 (a)(d)	835,707	851,416
5.875% due 09/01/2018 (a)	366	378
6.000% due 01/01/2011—05/14/2033 (d)	444,320	464,476
6.500% due 06/01/2003—10/01/2032 (d)	375,932	392,421
6.755% due 11/01/2028 (a)	7,464	7,833
6.775% due 11/01/2003	25	26
7.000% due 09/01/2003—05/15/2023 (d)	72,091	77,490
7.250% due 11/01/2008	50	51
7.274% due 09/01/2027 (a)	860	905
7.500% due 09/01/2003—10/01/2030 (a)(d)	3,594	3,749
7.645% due 05/01/2025	2,593	3,034
7.804% due 07/01/2030 (a)	13,145	13,626
8.000% due 10/01/2003—09/01/2024 (d)	1,903	2,029
8.250% due 08/01/2007—12/01/2009 (d)	89	94
8.500% due 09/01/2003—06/01/2030 (d)	1,891	2,052
8.750% due 04/01/2009—12/01/2010 (d)	20	22
9.000% due 07/01/2004—07/01/2030 (d)	437	478
9.250% due 10/01/2009—11/01/2013 (d)	8	8
9.500% due 09/01/2004—12/01/2022 (a)(d)	641	705
9.750% due 11/01/2004—05/01/2009 (d)	7	7
10.000% due 06/01/2004—03/01/2021 (d)	430	478
10.250% due 04/01/2009—07/01/2009 (d)	503	565

30	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

10.500% due 10/01/2017—01/01/2021 (d)	$160	$186
10.750% due 09/01/2009—12/01/2015 (a)(d)	216	241
11.000% due 04/01/2010—05/01/2020 (d)	334	381
11.250% due 10/01/2009—09/01/2015 (d)	12	14
11.500% due 01/01/2018	29	33
12.500% due 12/01/2012 (a)	10	12
13.250% due 10/01/2013	73	88
14.000% due 04/01/2016	9	11
15.500% due 08/01/2011—11/01/2011 (d)	7	9
16.250% due 05/01/2011	1	2

		1,895,096

Government National Mortgage Association 3.2%
4.000% due 11/20/2032	4,922	5,041
4.500% due 05/20/2028—02/20/2032 (a)(d)	61,919	63,394
4.875% due 02/20/2016 (a)	113	116
5.000% due 04/20/2028—08/20/2030 (a)(d)	104,968	107,981
5.250% due 03/20/2030 (a)	345	351
5.375% due 05/20/2017—05/20/2028 (a)(d)	283,062	289,910
5.500% due 01/15/2032—05/21/2033 (d)	915,230	938,931
5.625% due 12/20/2015—12/20/2027 (a)(d)	127,799	131,059
5.650% due 10/15/2012	9	9
5.750% due 08/20/2020—09/20/2027 (a)(d)	167,128	171,859
5.875% due 04/20/2023 (a)	114	117
6.000% due 10/15/2008—09/15/2032 (a)(d)	48,203	50,934
6.250% due 08/20/2027 (a)	9	10
6.500% due 10/15/2008—09/15/2040 (a)(d)	397,164	419,566
6.625% due 01/15/2040	9,482	10,493
6.670% due 08/15/2040	949	1,052
6.750% due 07/15/2031	1,444	1,582
6.800% due 05/15/2040	2,958	3,303
6.875% due 02/15/2040	985	1,104
7.000% due 11/15/2007—08/15/2042 (a)(d)	31,833	35,276
7.250% due 12/15/2022	580	610
7.500% due 07/15/2003—11/15/2042 (d)	26,757	29,818
7.700% due 06/15/2031	6,702	7,706
8.000% due 08/15/2005—05/20/2031 (a)(d)	5,784	6,260
8.250% due 08/15/2004—05/15/2022 (d)	573	628
8.500% due 03/20/2006—04/15/2031 (d)	4,403	4,803
8.750% due 03/15/2007—07/15/2007 (d)	43	46
9.000% due 09/15/2003—08/15/2030 (a)(d)	3,348	3,730
9.250% due 07/15/2003—12/20/2016 (d)	45	48
9.500% due 12/15/2003—07/15/2025 (a)(d)	3,146	3,538
9.750% due 07/15/2004	12	13
10.000% due 08/20/2004—02/15/2025 (d)	2,519	2,899
10.250% due 02/20/2019	11	13
10.500% due 06/15/2004—09/15/2021 (a)(d)	288	334
11.000% due 05/15/2004—04/20/2019 (d)	135	155
11.250% due 12/20/2015	1	1
11.500% due 10/15/2010—10/15/2015 (a)(d)	75	89
12.000% due 11/15/2012—05/15/2016 (d)	264	310
12.500% due 01/15/2011	1	1
13.000% due 12/15/2012	12	15
13.500% due 10/15/2012—09/15/2014 (d)	62	75
15.000% due 08/15/2011—11/15/2012 (a)(d)	129	158
16.000% due 11/15/2011—05/15/2012 (a)(d)	106	132
17.000% due 11/15/2011—12/15/2011 (d)	49	62

		2,293,532

Stripped Mortgage-Backed Securities 0.0%
Bear Stearns Commercial Mortgage Securities, Inc. (IO)
7.500% due 08/25/2024	12	1
Fannie Mae (IO)
0.950% due 03/25/2009 (a)	11,060	182
0.950% due 11/25/2021 (a)	4,318	15
6.500% due 05/25/2005	176	2
6.500% due 09/25/2008	247	27
6.500% due 10/25/2022	21	2
6.500% due 01/25/2023	1,769	166
7.290% due 02/25/2023 (a)	5,429	526
8.000% due 08/18/2027	83	14
903.213% due 08/25/2021	2	39
1000.000% due 04/25/2022	1	21
1122.425% due 09/25/2008	1	32
Fannie Mae (PO)
0.000% due 09/01/2007	289	281
0.000% due 01/25/2019	14	12

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	31

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

0.000% due 08/25/2023	$172	$156
Freddie Mac (IO)
6.000% due 10/15/2007	14	0
6.400% due 10/15/2008	18	2
6.500% due 11/15/2008	699	74
6.500% due 09/15/2023	91	9
6.942% due 02/15/2008 (a)	197	16
7.000% due 08/15/2008	799	67
7.000% due 04/15/2023	358	25
7.000% due 06/15/2023	3,470	310
7.238% due 12/15/2023 (a)	22	0
8.188% due 09/15/2007 (a)	1,776	143
9.000% due 05/15/2022	35	5
884.500% due 01/15/2021	1	3
1007.500% due 02/15/2022	1	19
1182.576% due 08/15/2007	3	37
Paine Webber CMO Trust (IO)
1359.500% due 08/01/2019	0	21
Prudential Home Mortgage Securities (IO)
1007.070% due 10/25/2023	0	1
Vendee Mortgage Trust (IO)
0.452% due 06/15/2023 (a)	91,826	1,392

		3,600

Total Mortgage-Backed Securities (Cost $23,828,742)		24,509,815

ASSET-BACKED SECURITIES 2.4%
Aames Mortgage Trust
1.640% due 06/15/2027 (a)	280	280
7.589% due 10/15/2029	82	90
ABSC Long Beach Home Equity Loan Trust
1.900% due 07/21/2030 (a)	375	375
1.560% due 08/21/2030 (a)	12,764	12,763
Ace Securities Corp.
1.625% due 11/25/2028 (a)	259	259
1.645% due 06/25/2032 (a)	100,432	100,471
Advanta Mortgage Loan Trust
1.505% due 05/25/2027 (a)	667	664
1.680% due 11/25/2029 (a)	1,660	1,657
8.250% due 08/25/2030	7,954	9,075
Advanta Revolving Home Equity Loan Trust
1.675% due 01/25/2024 (a)	9,747	9,757
1.555% due 02/25/2025 (a)	6,000	5,990
Aerco Ltd.
2.240% due 07/15/2025 (a)	36,894	36,534
American Express Master Trust
7.850% due 08/15/2005	220	240
American Stores Corp.
2.130% due 08/30/2004 (a)	20,000	20,000
Ameriquest Mortgage Securities, Inc.
1.600% due 06/15/2030 (a)	1,927	1,929
1.580% due 07/15/2030 (a)	5,621	5,630
1.575% due 08/25/2032 (a)	161	161
Amortizing Residential Collateral Trust
1.575% due 06/25/2032 (a)	5,106	5,097
Amresco Residential Securities Mortgage Loan Trust
1.495% due 07/25/2027 (a)	0	0
Asset-Backed Securities Corp. Home Equity
1.580% due 08/15/2032	29,968	29,951
Bank One Heloc Trust
1.543% due 04/20/2020 (a)	16,993	16,951
Bayview Auto Trust
7.640% due 11/25/2010	215	216
Bayview Financial Acquisition Trust
1.685% due 02/25/2030 (a)	10,263	10,275
1.695% due 07/25/2030 (a)	29,689	29,716
1.705% due 04/25/2031 (a)	57,807	57,726
1.585% due 07/25/2031 (a)	24,400	24,355
1.685% due 11/25/2031 (a)	3,446	3,444
Bear Stearns Asset-Backed Securities, Inc.
1.805% due 04/25/2032 (a)	11,281	11,306
1.635% due 10/25/2032 (a)	66,356	66,462
1.705% due 10/25/2032 (a)	22,099	22,133
Brazos Student Loan Finance Co.
2.130% due 06/01/2023 (a)	40,075	40,526
1.607% due 12/01/2025 (a)	20,370	20,334
Capital Asset Research Funding LP
6.400% due 12/15/2004	174	177
5.905% due 12/15/2005	648	646
Champion Home Equity Loan Trust
1.565% due 03/25/2029 (a)	1,447	1,442
1.705% due 09/25/2029 (a)	7,777	7,768
Charming Shoppes Master Trust
1.730% due 08/15/2008 (a)	250	251
Chase Funding Mortgage Loan Asset-Backed Certificates
1.525% due 10/25/2030 (a)	10,840	10,857
Cityscape Home Equity Loan Trust
7.650% due 09/25/2025	180	182
Community Program Loan Trust
4.500% due 10/01/2018	19,521	19,979
4.500% due 04/01/2029	26,000	23,591
Compucredit Credit Card Master Trust
1.500% due 03/15/2007 (a)	11,400	11,406
Conseco Finance Corp.
7.890% due 07/15/2018	497	507
7.800% due 05/15/2020	157	168
3.220% due 09/01/2023	622	624
1.650% due 10/15/2031 (a)	5,517	5,512
8.300% due 10/15/2031	2,000	2,131
7.970% due 05/01/2032	8,300	8,212
8.310% due 05/01/2032	12,400	10,890
Conseco Finance Home Loan Trust
8.080% due 02/15/2022	2,142	2,150
8.160% due 06/15/2024	2,000	2,034
Conseco Private Label Credit Card Master Note Trust
1.560% due 12/15/2008 (a)	35	34
Conseco Recreational Enthusiast Consumer Trust
7.562% due 10/15/2007	9	9

32	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

ContiMortgage Home Equity Loan Trust
6.990% due 03/15/2021	$10	$10
1.490% due 08/15/2028 (a)	317	317
Countrywide Asset-Backed Certificates
1.535% due 06/25/2031 (a)	813	813
1.565% due 05/25/2032 (a)	10,265	10,244
Credit-Based Asset Servicing and Securities
1.625% due 06/25/2032 (a)	46,125	46,108
Cross Country Master Credit Card Trust II
1.780% due 06/15/2006 (a)	3,373	3,380
Delta Funding Home Equity Loan Trust
1.690% due 09/15/2029 (a)	3,171	3,177
1.600% due 06/15/2030 (a)	10,664	10,682
Denver Arena Trust
6.940% due 11/15/2019	3,858	4,044
Discover Card Master Trust I
6.850% due 07/17/2007	960	1,045
1.655% due 10/16/2013 (a)	400	406
Embarcadero Aircraft Securitization Trust
1.760% due 08/15/2025 (a)	14,400	7,200
EQCC Home Equity Loan Trust
1.440% due 10/15/2027 (a)	331	331
7.448% due 08/25/2030	62	66
Equity One ABS, Inc.
1.585% due 11/25/2032 (a)	213	212
Equivantage Home Equity Loan Trust
6.550% due 10/25/2025	32	32
First Alliance Mortgage Loan Trust
2.500% due 01/25/2025 (a)	206	206
1.663% due 03/20/2031 (a)	9,643	9,657
Firstcity Auto Receivables Trust
7.400% due 12/15/2005	598	612
FMAC Loan Receivables Trust
7.900% due 04/15/2019	20	15
6.500% due 09/15/2020	173	185
6.830% due 09/15/2020	680	719
Freddie Mac
1.410% due 09/15/2026 (a)	8,614	8,560
GE Capital Equipment Lease Trust
6.850% due 05/20/2008 (a)	86	88
GMAC Mortgage Corp. Loan Trust
6.390% due 05/25/2027	8,000	8,251
7.950% due 03/25/2030	6,312	6,866
Green Tree Financial Corp.
6.240% due 11/01/2016	84	86
5.760% due 11/01/2018	145	146
8.300% due 05/15/2026	1,031	1,068
7.400% due 06/15/2027	1,476	1,516
6.870% due 02/01/2030	1,803	1,748
6.480% due 12/01/2030	55	54
Green Tree Home Improvement Loan Trust
1.450% due 08/15/2029 (a)	244	244
1.930% due 11/15/2029 (a)	1,033	1,031
Green Tree Recreational, Equipment, & Consumables Trust
6.490% due 02/15/2018	5	5
6.180% due 06/15/2019	10,642	10,820
Greenpoint Manufactured Housing
7.270% due 06/15/2029	110	112
Home Equity Asset Trust
1.605% due 11/25/2032 (a)	49,953	49,908
Household Home Equity Loan Trust
1.573% due 05/20/2031 (a)	2,053	2,052
Household Mortgage Loan Trust
1.583% due 05/20/2032 (a)	92,936	93,093
IMC Home Equity Loan Trust
7.038% due 07/25/2026 (a)	256	256
1.443% due 08/20/2029 (a)	49	49
IMPAC Secured Assets CMN Owner Trust
7.770% due 07/25/2025 (a)	662	690
Indymac Home Equity Loan Asset-Backed Trust
1.575% due 10/25/2029 (a)	947	951
1.595% due 07/25/2030 (a)	2,989	2,993
Indymac Manufactured Housing Contract
6.170% due 12/25/2011	2,659	2,658
Irwin Home Equity Loan Trust
1.675% due 02/25/2012 (a)	4,332	4,342
1.680% due 06/25/2021 (a)	3,606	3,609
1.595% due 06/25/2029 (a)	91,616	91,515
Keystone Owner Trust
6.840% due 12/25/2018	149	151
Long Beach Auto Receivables Trust
6.940% due 09/19/2007	602	613
Long Beach Mortgage Loan Trust
1.585% due 11/25/2009 (a)	57,940	57,854
1.600% due 04/21/2031 (a)	4,219	4,218
Mellon Residential Funding Corp.
5.565% due 06/25/2009	2,537	2,536
Merit Securities Corp.
7.880% due 12/28/2033	34,400	33,810
Merrill Lynch Mortgage Investors, Inc.
1.675% due 04/25/2031 (a)	25,221	25,250
Mesa Trust Asset-Backed Certificates
1.600% due 05/15/2033 (a)	2,749	2,749
Metropolitan Asset Funding, Inc.
1.765% due 04/25/2029 (a)	4,470	4,454
Mid-State Trust
8.330% due 04/01/2030	54,532	59,995
7.340% due 07/01/2035	1,822	1,979
6.340% due 10/15/2036	42,728	45,320
7.791% due 03/15/2038	8,218	9,248
MLCC Mortgage Investors, Inc.
1.660% due 03/15/2025 (a)	234	235
Morgan Stanley ABS Capital, Inc.
1.605% due 08/25/2030 (a)	20,977	20,922
Morgan Stanley Dean Witter Capital I
1.635% due 07/25/2032 (a)	40,683	40,662
1.725% due 11/25/2032	17,756	17,809
MPC Natural Gas Funding Trust
6.200% due 03/15/2013	7,706	8,715

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	33

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

Myra-Pemex Trust
2.187% due 10/20/2006 (a)	$231	$224
2.125% due 12/23/2006 (a)	3,788	3,674
2.152% due 12/23/2006 (a)	5,095	4,943
2.187% due 12/23/2006 (a)	1,962	1,903
New Century Home Equity Loan Trust
7.540% due 06/25/2029	66	70
North Carolina State Education Authority
1.498% due 06/01/2009 (a)	4,161	4,162
Novastar Home Equity Loan
1.580% due 04/25/2028 (a)	467	466
NPF XII, Inc.
2.460% due 11/01/2003 (a)(b)	49,000	9,800
Option One Mortgage Loan Trust
1.595% due 06/25/2030 (a)	308	305
1.595% due 09/25/2030 (a)	3,552	3,557
Provident Bank Home Equity Loan Trust
1.605% due 06/25/2021 (a)	8,356	8,356
Providian Gateway Master Trust
1.500% due 03/15/2007 (a)	18,500	18,510
Renaissance Home Equity Loan Trust
1.655% due 08/25/2032 (a)	34,213	34,256
Residential Asset Mortgage Products, Inc.
7.980% due 12/25/2030	17,688	18,478
Residential Asset Securitization Trust
6.750% due 03/25/2028	25,405	25,749
Residential Funding Mortgage Securities I, Inc.
7.670% due 01/25/2020	1,040	1,082
Residential Mortgage Loan Trust
2.055% due 09/25/2029 (a)	201	202
Salomon Brothers Mortgage Securities VII, Inc.
1.585% due 09/25/2028 (a)	11,665	11,647
1.695% due 04/25/2029	5,721	5,725
1.705% due 09/25/2029 (a)	17	17
1.700% due 11/15/2029 (a)	3,481	3,480
1.860% due 12/15/2029 (a)	31,857	31,891
1.645% due 02/25/2030 (a)	3,429	3,417
1.605% due 03/25/2032 (a)	12,579	12,566
Sand Trust
1.585% due 08/25/2032 (a)	6,282	6,282
Saxon Asset Securities Trust
1.565% due 11/25/2033 (a)	29,100	29,066
SLM Student Loan Trust
1.884% due 01/25/2007 (a)	17	17
1.924% due 10/25/2007 (a)	3,881	3,891
1.552% due 04/25/2011 (a)	12,169	12,197
UCFC Home Equity Loan
6.755% due 11/15/2023	91	91
6.870% due 07/15/2029	70	76
USAA Auto Loan Grantor Trust
6.100% due 02/15/2006	32	32
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013	36,343	36,699
WMC Mortgage Loan
1.730% due 10/15/2029 (a)	14,190	14,183
1.620% due 05/15/2030 (a)	6,073	6,069

Total Asset-Backed Securities (Cost $1,728,151)		1,694,712

SOVEREIGN ISSUES 2.6%
Banco Vivienda del Peru
9.980% due 08/01/2008	605	701
Banque Centrale De Tunisie
7.375% due 04/25/2012	4,900	5,280
Kingdom of Jordan
6.000% due 12/23/2023	4,100	3,659
Kingdom of Spain
7.000% due 07/19/2005	500	555
Kingdom of Sweden
10.250% due 11/01/2015	500	681
Manitoba Providence of Canada
7.500% due 02/22/2010	340	421
Province of Newfoundland
9.000% due 06/01/2019	500	699
Province of Quebec
8.800% due 04/15/2003	1,100	1,103
1.464% due 06/11/2004 (a)	15,500	15,507
6.500% due 01/17/2006	2,475	2,749
8.050% due 07/07/2024	800	1,055
7.365% due 03/06/2026	20,180	24,722
6.620% due 04/09/2026	25,000	31,051
Republic of Brazil
2.562% due 04/15/2006 (a)	152,282	139,155
11.500% due 03/12/2008	26,700	24,631
2.625% due 04/15/2009 (a)	7,724	6,102
11.000% due 01/11/2012	28,350	24,168
8.000% due 04/15/2014	379,360	300,643
8.875% due 04/15/2024	4,000	2,566
10.125% due 05/15/2027	20,000	14,300
12.250% due 03/06/2030	8,000	6,640
11.000% due 08/17/2040	122,500	92,181
Republic of Chile
5.500% due 01/15/2013	18,800	18,967
Republic of Panama
8.250% due 04/22/2008	63,450	67,733
9.625% due 02/08/2011	21,000	23,730
9.375% due 07/23/2012	54,950	60,735
10.750% due 05/15/2020	6,500	7,556
9.375% due 01/16/2023	44,520	46,969
8.875% due 09/30/2027	17,600	18,084
Republic of Peru
9.125% due 01/15/2008	15,300	16,524
9.125% due 02/21/2012	129,800	137,263
9.875% due 02/06/2015	8,500	9,180
4.500% due 03/07/2017	11,000	8,759
Republic of Poland
3.750% due 10/27/2024	1,800	1,541

34	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)		Value (000s)

Republic of South Africa
2.340% due 03/26/2009		$2,000	$2,016
9.125% due 05/19/2009		33,475	40,840
7.375% due 04/25/2012		26,000	29,315
State of Israel
6.200% due 06/14/2003		25	25
State of Qatar
2.540% due 02/18/2004 (a)		2,367	2,331
United Mexican States
9.750% due 04/06/2005		1,200	1,381
8.500% due 02/01/2006		4,681	5,418
10.375% due 02/17/2009		42	53
9.875% due 02/01/2010		23,900	29,636
8.375% due 01/14/2011		23,033	26,553
7.500% due 01/14/2012		17,060	18,642
6.375% due 01/16/2013		105,610	105,874
6.625% due 03/03/2015		27,000	27,068
11.375% due 09/15/2016		35,550	48,810
8.125% due 12/30/2019		6,700	7,223
8.000% due 09/24/2022		51,815	54,354
11.500% due 05/15/2026		7,890	10,947
8.300% due 08/15/2031		331,520	357,213
United Mexican States Value Recovery Right
0.000% due 06/30/2003 (a)		86,989	396
0.000% due 06/30/2004 (a)		181,719	827
0.000% due 06/30/2005 (a)		181,719	382
0.000% due 06/30/2006 (a)		103,610	83
0.000% due 06/30/2007 (a)		103,610	16

Total Sovereign Issues (Cost $1,779,907)			1,885,013

FOREIGN CURRENCY-DENOMINATED ISSUES (j)(k) 0.7%
AT&T Corp.
4.687% due 11/21/2003 (a)	EC	1,400	1,534
Banque Centrale De Tunisie
7.500% due 08/06/2009		2,300	2,735
Commonwealth of Canada
4.250% due 12/01/2026	C	$ 16,258	13,344
Commonwealth of New Zealand
4.500% due 02/15/2016 (e)	N$	81,000	55,852
El Paso Corp.
5.750% due 03/14/2006	EC	12,000	10,547
7.125% due 05/06/2009		63,300	53,428
France Telecom S.A.
1.013% due 07/16/2003 (a)	JY	9,400,000	78,677
Freddie Mac
4.500% due 03/15/2004	EC	70	78
5.750% due 09/15/2010		165	201
Halifax Group Euro Finance
7.627% due 12/29/2049		14,700	19,075
KBC Bank Fund Trust IV
8.220% due 11/29/2049		5,000	6,258
Lloyds TSB Capital I
7.375% due 02/07/2049 (a)		26,000	32,805
Oesterreich Kontrollbank
1.800% due 03/22/2010	JY	12,000	111
Pfizer, Inc.
0.800% due 03/18/2008		16,000	138
Republic of France
4.500% due 07/12/2003	EC	32	35
Republic of Germany
4.250% due 06/13/2003		90	99
Republic of Italy
4.500% due 07/15/2003 (h)		32	35
Royal Bank of Scotland PLC
6.770% due 03/31/2049		107,300	124,970
Tyco International Group S.A.
4.375% due 11/19/2004		31,500	33,049
United Kingdom Gilt
5.000% due 03/07/2012	BP	50	83
United Mexican States
7.000% due 06/02/2003	C	$30,200	20,565
6.750% due 06/06/2006	JY	2,000,000	18,949
7.500% due 03/08/2010	EC	5,000	5,843

Total Foreign Currency-Denominated Issues (Cost $419,198)			478,411

PURCHASED PUT OPTIONS 0.0%
Harborview Mortgage Loan Trust (OTC)
7.470% due 08/19/2030
Strike @ 100.000
Exp. 05/01/2005		22,975	0

PNC Mortgage Securities Corp. (OTC)
1.740% due 05/25/2040
Strike @ 100.000
Exp. 04/01/2005		6,200	0

Total Purchased Put Options (Cost $0)			0

CONVERTIBLE BONDS & NOTES 0.1%

Banking & Finance 0.1%
Verizon Global Funding Corp.
5.750% due 04/01/2003		20,080	20,080
0.000% due 05/15/2021		63,100	37,308

			57,388

Industrials 0.0%
Enron Corp.
0.000% due 02/07/2021 (b)		17,999	1,620

Utilities 0.0%
Cox Communications, Inc.
0.425% due 04/19/2020		25,000	12,062

Total Convertible Bonds & Notes (Cost $81,073)			71,070

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	35

Schedule of Investments (Cont.)

March 31, 2003

	Shares	Value (000s)

PREFERRED SECURITY 0.6%
DG Funding Trust
3.650% due 12/29/2049 (a)	$35,250	$363,075
UBS Preferred Funding Trust I
8.622% due 10/29/2049 (a)	38,900,000	47,636

Total Preferred Security (Cost $391,582)		410,711

PREFERRED STOCK 0.0%
Centaur Funding Corp.
9.080% due 04/21/2020	125	142
CSC Holdings, Inc.
11.125% due 04/01/2008	27,035	2,771
Fortis Amev NV
3.860% due 12/31/2049 (a)	85	11,560
3.870% due 12/31/2049 (a)	86	11,696
Home Ownership Funding
13.331% due 12/31/2049	4,125	2,486
Northern Rock PLC
8.000% due 12/31/2049	260,000	6,695

Total Preferred Stock (Cost $32,763)		35,350

SHORT-TERM INSTRUMENTS 29.5%
	Principal Amount (000s)

Commercial Paper 28.3%
ABN AMRO North America
1.290% due 04/07/2003	$51,100	51,089
1.280% due 04/08/2003	3,300	3,299
1.270% due 04/15/2003	6,100	6,097
1.280% due 05/14/2003	13,300	13,280
Alcon Capital Corp.
1.250% due 04/17/2003	3,100	3,098
1.240% due 05/06/2003	11,819	11,805
1.250% due 05/28/2003	16,600	16,567
1.250% due 05/29/2003	38,700	38,622
Anz (Delaware), Inc.
1.290% due 04/07/2003	2,000	2,000
1.240% due 05/05/2003	4,400	4,395
1.250% due 05/05/2003	600	599
1.230% due 05/06/2003	6,500	6,492
1.245% due 05/06/2003	11,200	11,186
1.250% due 05/27/2003	20,500	20,460
AT&T Corp.
3.572% due 04/18/2003	5,300	5,302
3.605% due 04/18/2003	3,200	3,201
3.720% due 04/18/2003	491,000	491,147
Barclays Bank PLC
1.250% due 04/30/2003	17,000	16,983
Barclays U.S. Funding Corp.
1.260% due 04/30/2003	5,100	5,095
1.253% due 05/06/2003	14,600	14,582
1.290% due 05/06/2003	100	100
1.220% due 05/27/2003	98,700	98,513
1.245% due 05/28/2003	3,400	3,393
1.255% due 05/28/2003	6,600	6,587
1.240% due 06/04/2003	400	399
1.255% due 06/04/2003	25,000	24,945
1.220% due 06/11/2003	46,100	45,988
Canadian Wheat Board
1.255% due 06/11/2003	800	798
CBA (de) Finance
1.270% due 04/07/2003	350	350
1.300% due 04/07/2003	51,400	51,389
1.290% due 04/08/2003	20,400	20,395
1.240% due 04/09/2003	30,900	30,892
1.280% due 04/10/2003	19,100	19,094
1.260% due 04/11/2003	2,800	2,799
1.270% due 04/16/2003	17,400	17,391
1.300% due 04/16/2003	600	600
1.250% due 04/23/2003	6,100	6,095
1.260% due 04/23/2003	10,000	9,992
1.265% due 04/29/2003	800	799
1.240% due 04/30/2003	900	899
1.260% due 04/30/2003	10,200	10,190
1.240% due 05/01/2003	2,700	2,697
1.230% due 05/12/2003	2,600	2,596
1.250% due 05/12/2003	11,200	11,184
CDC Commercial Corp.
1.280% due 04/02/2003	3,700	3,700
1.250% due 04/03/2003	25,000	24,998
1.260% due 04/03/2003	79,700	79,694
1.240% due 04/16/2003	84,500	84,456
1.210% due 04/17/2003	2,000	1,999
1.240% due 04/17/2003	100,000	99,945
1.250% due 05/02/2003	25,000	24,973
1.250% due 05/06/2003	15,000	14,982
1.250% due 05/08/2003	21,300	21,273
1.230% due 05/21/2003	115,800	115,602
1.240% due 05/21/2003	1,700	1,697
Danske Corp.
1.260% due 04/07/2003	3,000	2,999
1.270% due 04/07/2003	500	500
1.280% due 04/07/2003	6,400	6,399
1.290% due 04/07/2003	12,800	12,797
1.300% due 04/07/2003	1,100	1,100
1.270% due 04/08/2003	3,200	3,199
1.280% due 04/08/2003	1,000	1,000
1.290% due 04/09/2003	80,300	80,277
1.270% due 04/10/2003	8,300	8,297
1.280% due 04/10/2003	12,800	12,796
1.290% due 04/14/2003	4,500	4,498
1.270% due 04/15/2003	5,000	4,998
1.255% due 04/23/2003	2,234	2,232
1.258% due 04/23/2003	1,000	999
1.270% due 04/23/2003	4,000	3,997

36	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

1.250% due 04/24/2003	$11,900	$11,891
1.260% due 04/24/2003	10,000	9,992
1.240% due 04/25/2003	5,300	5,296
1.240% due 04/28/2003	34,800	34,768
1.255% due 04/28/2003	1,900	1,898
1.270% due 04/28/2003	24,000	23,977
1.250% due 04/30/2003	24,200	24,176
1.220% due 05/05/2003	3,805	3,801
1.250% due 05/09/2003	3,600	3,595
1.260% due 05/09/2003	300	300
1.220% due 05/12/2003	15,400	15,379
1.250% due 05/12/2003	198	198
1.250% due 05/19/2003	300	300
1.220% due 06/11/2003	11,800	11,771
1.230% due 06/11/2003	1,300	1,297
1.240% due 06/11/2003	12,354	12,324
Dupont De Nemours & Co.
1.250% due 04/09/2003	244	244
Eksportfinans AS
1.250% due 04/02/2003	54,100	54,098
1.270% due 04/02/2003	19,645	19,644
1.245% due 04/10/2003	179,100	179,044
1.230% due 04/22/2003	92,600	92,534
1.235% due 04/24/2003	200,000	199,842
1.245% due 04/25/2003	33,100	33,073
Export Development Corp.
1.250% due 05/16/2003	7,500	7,488
Fannie Mae
1.300% due 04/01/2003	2,167,200	2,167,200
1.320% due 04/01/2003	3,700	3,700
1.250% due 04/02/2003	66,957	66,955
1.280% due 04/04/2003	2,000	2,000
1.240% due 04/09/2003	2,000	1,999
1.250% due 04/09/2003	174,519	174,471
1.710% due 04/09/2003	28,413	28,402
1.180% due 04/16/2003	42,800	42,779
1.190% due 04/21/2003	13,000	12,991
1.235% due 04/28/2003	35,362	35,329
1.270% due 04/30/2003	19,800	19,780
1.440% due 04/30/2003	99,875	99,759
1.450% due 04/30/2003	86,544	86,452
1.270% due 05/07/2003	6,000	5,992
1.290% due 05/07/2003	23,500	23,470
1.425% due 05/07/2003	6,000	5,991
1.220% due 05/14/2003	2,000	1,997
1.225% due 05/14/2003	1,200	1,198
1.230% due 05/14/2003	27,587	27,546
1.250% due 05/14/2003	3,100	3,095
1.270% due 05/14/2003	5,000	4,992
1.290% due 05/14/2003	323,950	323,451
1.305% due 05/14/2003	3,800	3,794
1.315% due 05/14/2003	6,600	6,590
1.225% due 05/21/2003	9,247	9,231
1.270% due 05/21/2003	1,000	998
1.275% due 05/21/2003	171,400	171,096
1.290% due 05/21/2003	17,709	17,677
1.295% due 05/21/2003	6,000	5,989
1.250% due 05/27/2003	17,500	17,466
1.295% due 05/27/2003	3,500	3,493
1.240% due 05/28/2003	17,700	17,665
1.250% due 05/28/2003	48,300	48,204
1.280% due 05/28/2003	50,400	50,298
1.330% due 05/28/2003	15,234	15,202
1.180% due 05/30/2003	1,000	998
1.190% due 06/04/2003	311,650	310,964
1.310% due 06/04/2003	77,600	77,429
1.190% due 06/09/2003	800	798
1.190% due 06/10/2003	27,800	27,734
1.195% due 06/11/2003	350,100	349,253
1.230% due 06/12/2003	74,200	74,017
1.195% due 06/18/2003	376,023	375,027
1.200% due 06/18/2003	10,600	10,572
1.240% due 06/24/2003	16,500	16,453
1.190% due 06/25/2003	235,445	234,769
1.195% due 06/25/2003	284,650	283,833
1.240% due 06/25/2003	52,000	51,851
1.230% due 07/01/2003	52,100	51,941
1.230% due 07/02/2003	113,650	113,298
Federal Home Loan Bank
1.140% due 04/04/2003	8,100	8,099
1.225% due 04/11/2003	700	700
1.235% due 04/11/2003	80,885	80,857
1.245% due 04/11/2003	1,500	1,499
1.254% due 04/11/2003	150,000	149,948
1.225% due 04/16/2003	167,921	167,835
1.235% due 04/16/2003	14,200	14,193
1.239% due 04/16/2003	167,900	167,813
1.240% due 04/16/2003	6,000	5,997
1.710% due 04/16/2003	4,700	4,697
1.179% due 04/21/2003	57,900	57,862
1.180% due 04/21/2003	13,229	13,220
1.220% due 04/21/2003	6,700	6,695
1.200% due 04/23/2003	501,208	500,840
1.210% due 04/23/2003	3,300	3,298
1.220% due 04/23/2003	56,100	56,058
1.440% due 04/23/2003	9,998	9,989
1.190% due 04/25/2003	10,550	10,542
1.200% due 04/25/2003	268,584	268,369
1.440% due 04/25/2003	184,249	184,072
1.225% due 04/30/2003	50,000	49,951
1.230% due 04/30/2003	66,800	66,734
1.235% due 05/02/2003	200,000	199,787
1.220% due 05/07/2003	8,700	8,689
1.225% due 05/07/2003	61,360	61,285
1.180% due 05/09/2003	7,000	6,991
1.225% due 05/09/2003	8,600	8,589
1.220% due 05/14/2003	25,800	25,762
1.230% due 05/14/2003	1,300	1,298
1.270% due 05/14/2003	5,000	4,992
1.280% due 05/15/2003	1,400	1,398

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	37

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

1.290% due 05/15/2003	$19,000	$18,970
1.270% due 05/16/2003	1,600	1,597
1.280% due 05/21/2003	59,200	59,095
1.290% due 05/21/2003	10,701	10,682
1.195% due 05/23/2003	6,100	6,089
1.200% due 05/23/2003	400	399
1.225% due 05/28/2003	3,600	3,593
1.230% due 05/28/2003	65,800	65,672
1.290% due 05/28/2003	25,000	24,949
1.235% due 05/30/2003	245,500	245,003
1.330% due 05/30/2003	11,003	10,979
1.210% due 06/25/2003	51,990	51,841
Fonterra Co-operative Group Ltd.
1.270% due 04/29/2003	13,200	13,187
1.290% due 04/29/2003	62,000	61,938
Freddie Mac
1.235% due 04/01/2003	6,000	6,000
1.300% due 04/01/2003	20,200	20,200
1.245% due 04/10/2003	49,700	49,685
1.250% due 04/10/2003	208,716	208,651
1.200% due 04/14/2003	6,000	5,997
1.285% due 04/14/2003	19,100	19,091
1.290% due 04/14/2003	76,000	75,965
1.240% due 04/17/2003	62,617	62,583
1.190% due 04/22/2003	49,500	49,466
1.200% due 04/23/2003	87,155	87,091
1.440% due 04/24/2003	50,000	49,954
1.180% due 04/25/2003	18,800	18,785
1.180% due 04/30/2003	35,100	35,067
1.230% due 04/30/2003	7,026	7,019
1.220% due 05/08/2003	41,800	41,748
1.230% due 05/08/2003	1,150	1,149
1.180% due 05/13/2003	22,400	22,369
1.220% due 05/15/2003	5,100	5,092
1.230% due 05/15/2003	3,285	3,280
1.190% due 05/20/2003	62,475	62,374
1.180% due 05/22/2003	1,040	1,038
1.230% due 05/22/2003	1,300	1,298
1.272% due 05/22/2003	47,575	47,489
1.275% due 05/22/2003	68,400	68,276
1.285% due 05/22/2003	124,956	124,729
1.290% due 05/22/2003	72,786	72,653
1.180% due 05/23/2003	24,300	24,259
1.225% due 05/29/2003	7,300	7,286
1.230% due 05/29/2003	63,529	63,403
1.250% due 05/29/2003	24,900	24,850
1.295% due 05/29/2003	3,000	2,994
1.225% due 05/30/2003	10,400	10,379
1.220% due 06/05/2003	89,350	89,151
1.190% due 06/12/2003	124,415	124,109
1.200% due 06/12/2003	10,200	10,175
1.205% due 06/12/2003	42,276	42,172
1.190% due 06/13/2003	2,200	2,195
1.235% due 06/13/2003	197,000	196,509
1.225% due 06/16/2003	42,200	42,091
1.230% due 06/16/2003	27,350	27,279
1.235% due 06/16/2003	184,700	184,222
1.210% due 06/19/2003	250,885	250,213
1.230% due 06/20/2003	97,882	97,617
1.190% due 06/24/2003	3,500	3,490
1.230% due 06/24/2003	17,000	16,952
1.230% due 08/21/2003	9,100	9,058
General Electric Capital Corp.
1.320% due 04/02/2003	18,090	18,089
1.250% due 04/15/2003	12,700	12,694
1.255% due 06/11/2003	400	399
1.260% due 06/11/2003	36,100	36,013
1.260% due 06/12/2003	5,800	5,786
1.250% due 06/25/2003	22,700	22,635
Gillette Co.
1.350% due 04/01/2003	22,300	22,300
GlaxoSmithKline PLC
1.250% due 04/02/2003	1,400	1,400
1.250% due 04/09/2003	16,600	16,595
1.290% due 04/09/2003	2,000	1,999
1.250% due 04/14/2003	48,000	47,978
1.250% due 04/30/2003	31,600	31,568
HBOS Treasury Services PLC
1.205% due 04/02/2003	9,000	9,000
1.280% due 04/02/2003	13,300	13,300
1.300% due 04/02/2003	6,900	6,900
1.205% due 04/03/2003	13,600	13,599
1.210% due 04/03/2003	117,700	117,692
1.250% due 04/07/2003	200	200
1.300% due 04/07/2003	6,500	6,499
1.280% due 04/08/2003	4,300	4,299
1.300% due 04/11/2003	33,800	33,788
1.250% due 04/14/2003	175	175
1.255% due 04/14/2003	25,600	25,588
1.260% due 04/14/2003	1,000	1,000
1.290% due 04/14/2003	500	500
1.270% due 04/15/2003	3,750	3,748
1.280% due 04/15/2003	17,800	17,791
1.260% due 04/22/2003	13,400	13,390
1.270% due 04/22/2003	3,300	3,298
1.250% due 04/23/2003	2,007	2,005
1.260% due 04/23/2003	3,500	3,497
1.260% due 04/24/2003	10,000	9,992
1.250% due 04/25/2003	94,600	94,521
1.250% due 04/30/2003	11,100	11,089
1.250% due 05/01/2003	2,000	1,998
1.260% due 05/01/2003	13,600	13,586
1.255% due 05/02/2003	5,700	5,694
1.260% due 05/02/2003	14,800	14,784
1.260% due 05/06/2003	4,300	4,295
1.260% due 05/07/2003	13,000	12,984
1.300% due 05/07/2003	200	200
1.250% due 05/08/2003	14,600	14,581
1.255% due 05/08/2003	11,300	11,285
1.260% due 05/08/2003	2,746	2,742

38	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

1.270% due 05/08/2003	$2,700	$2,696
1.250% due 05/09/2003	7,450	7,440
1.255% due 05/09/2003	2,200	2,197
1.260% due 05/12/2003	16,254	16,231
1.260% due 05/13/2003	100	100
1.250% due 05/14/2003	22,000	21,967
1.250% due 05/19/2003	15,500	15,474
1.265% due 05/22/2003	7,400	7,387
1.255% due 05/23/2003	15,600	15,572
1.245% due 05/28/2003	92,900	92,717
1.220% due 06/12/2003	5,700	5,686
1.240% due 06/12/2003	400	399
1.250% due 06/12/2003	600	599
KFW International Finance, Inc.
1.230% due 04/15/2003	50,000	49,976
1.240% due 04/28/2003	27,200	27,175
1.240% due 05/06/2003	12,500	12,485
1.235% due 05/21/2003	75,000	74,871
1.240% due 06/12/2003	1,200	1,197
Lloyds Bank PLC
1.250% due 04/22/2003	2,100	2,098
1.250% due 05/06/2003	2,200	2,197
1.290% due 05/06/2003	30,000	29,962
1.250% due 05/27/2003	18,950	18,913
Merck & Co., Inc.
1.220% due 05/02/2003	1,200	1,199
National Australia Funding, Inc.
1.250% due 04/02/2003	18,200	18,199
1.280% due 04/03/2003	19,700	19,699
1.300% due 04/03/2003	900	900
Nestle Australia Corp.
1.240% due 04/24/2003	2,300	2,298
1.245% due 05/29/2003	199,700	199,299
1.245% due 06/11/2003	13,300	13,268
1.245% due 06/12/2003	48,300	48,181
1.255% due 06/12/2003	300	299
Pfizer, Inc.
1.250% due 04/01/2003	4,700	4,700
1.360% due 04/01/2003	11,000	11,000
1.240% due 04/04/2003	33,350	33,347
1.240% due 04/08/2003	77,800	77,781
1.240% due 04/09/2003	27,900	27,892
1.250% due 04/10/2003	2,400	2,399
1.250% due 04/15/2003	111,440	111,386
1.250% due 04/16/2003	121,000	120,937
1.245% due 04/24/2003	37,450	37,420
Rabobank Nederland NV
1.230% due 04/01/2003	68,200	68,200
1.240% due 04/01/2003	100,000	100,000
1.390% due 04/01/2003	645,300	645,300
Royal Bank of Scotland PLC
1.260% due 04/03/2003	2,300	2,300
1.250% due 04/14/2003	18,100	18,092
1.270% due 04/14/2003	16,200	16,193
1.200% due 04/15/2003	3,900	3,898
1.200% due 04/29/2003	600	599
1.255% due 04/29/2003	19,400	19,381
1.240% due 04/30/2003	200	200
1.255% due 04/30/2003	15,200	15,185
1.270% due 04/30/2003	6,400	6,393
1.290% due 04/30/2003	9,000	8,991
1.240% due 05/02/2003	7,900	7,892
1.245% due 05/02/2003	15,500	15,483
1.240% due 05/05/2003	12,200	12,186
1.250% due 05/06/2003	14,300	14,283
1.250% due 05/07/2003	4,800	4,794
1.250% due 05/28/2003	14,000	13,972
Shell Finance (UK) PLC
1.280% due 05/13/2003	30,200	30,155
1.280% due 05/19/2003	8,900	8,885
1.280% due 05/20/2003	1,300	1,298
Stadshypotek, Inc.
1.240% due 04/10/2003	73,500	73,477
1.265% due 04/23/2003	85,400	85,334
1.260% due 05/08/2003	200,000	199,741
1.250% due 05/13/2003	46,300	46,232
Svenska Handelsbank, Inc.
1.250% due 04/02/2003	22,800	22,799
1.255% due 04/02/2003	1,900	1,900
1.260% due 04/02/2003	2,200	2,200
1.275% due 04/02/2003	6,500	6,500
1.250% due 04/07/2003	2,200	2,200
1.290% due 04/07/2003	3,000	2,999
1.280% due 04/09/2003	2,400	2,400
1.260% due 04/21/2003	5,200	5,196
1.250% due 04/22/2003	21,700	21,684
1.270% due 04/22/2003	24,100	24,082
1.250% due 04/28/2003	1,000	999
1.255% due 04/28/2003	2,800	2,797
1.255% due 04/30/2003	12,300	12,288
1.250% due 05/07/2003	4,200	4,195
1.255% due 05/07/2003	6,700	6,692
1.260% due 05/12/2003	200	200
1.250% due 05/13/2003	10,600	10,585
1.255% due 05/19/2003	3,300	3,294
1.280% due 05/19/2003	1,250	1,248
1.230% due 06/24/2003	3,500	3,490
1.240% due 06/26/2003	7,200	7,179
1.250% due 06/26/2003	2,300	2,293
Swedbank Forenings PLC
1.260% due 04/08/2003	15,900	15,896
1.280% due 04/08/2003	2,300	2,299
Swedish National Housing Finance
1.270% due 04/14/2003	25,300	25,288
TotalFinaElf Capital S.A.
1.360% due 04/01/2003	38,800	38,800
UBS Finance, Inc.
1.390% due 04/01/2003	57,500	57,500
1.255% due 04/02/2003	1,000	1,000
1.280% due 04/02/2003	134,800	134,795

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	39

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

1.285% due 04/02/2003	$52,200	$52,198
1.250% due 04/04/2003	14,000	13,999
1.315% due 04/04/2003	165,200	165,182
1.330% due 04/04/2003	41,000	40,995
1.280% due 04/07/2003	8,200	8,198
1.290% due 04/07/2003	15,000	14,997
1.200% due 04/08/2003	1,350	1,350
1.250% due 04/08/2003	210,700	210,649
1.260% due 04/08/2003	4,000	3,999
1.275% due 04/08/2003	219,150	219,096
1.290% due 04/08/2003	55,100	55,086
1.180% due 04/09/2003	130,100	130,066
1.250% due 04/09/2003	1,000	1,000
1.260% due 04/09/2003	1,320	1,320
1.270% due 04/09/2003	50,700	50,686
1.275% due 04/09/2003	36,300	36,290
1.280% due 04/09/2003	111,200	111,168
1.290% due 04/09/2003	60,100	60,083
1.180% due 04/10/2003	9,100	9,097
1.235% due 04/10/2003	344,700	344,594
1.290% due 04/10/2003	2,500	2,499
1.235% due 04/11/2003	72,300	72,275
1.290% due 04/11/2003	41,700	41,685
1.250% due 04/14/2003	100	100
1.260% due 04/14/2003	91,600	91,558
1.265% due 04/15/2003	3,300	3,298
1.240% due 04/16/2003	185,700	185,604
1.240% due 04/17/2003	500,000	499,724
1.215% due 04/21/2003	129,500	129,413
1.215% due 04/22/2003	750,000	749,468
1.230% due 04/22/2003	4,000	3,997
1.250% due 04/24/2003	381,200	380,896
Westpac Capital Corp.
1.290% due 04/07/2003	41,000	40,991
1.270% due 04/09/2003	2,700	2,699
1.290% due 04/09/2003	23,500	23,493
1.280% due 05/14/2003	13,221	13,201
1.260% due 05/27/2003	3,750	3,743
1.240% due 05/28/2003	22,800	22,755
1.250% due 06/18/2003	1,000	997
1.260% due 06/18/2003	750	748
Westpac Trust Securities NZ Ltd.
1.250% due 04/07/2003	8,100	8,098
1.290% due 04/07/2003	7,900	7,898
1.245% due 05/28/2003	11,800	11,777
1.250% due 05/28/2003	200	200
1.250% due 06/19/2003	4,200	4,189
World Bank
1.200% due 05/12/2003	35,120	35,072

		20,580,128

Repurchase Agreement 0.5%
State Street Bank	365,109	365,109

1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Federal Home Loan Bank 1.425% due 03/08/2004 valued at $91,917; 1.550% due 12/22/2003 valued at $51,001; 1.410% due 03/22/2004 valued at $76,512; 1.250% due 04/13/2004 valued at $76,500 and Fannie Mae 4.100% due 03/30/2004 valued at $76,506. Repurchase proceeds are $365,120.)

U.S. Treasury Bills 0.7%
1.150% due 05/08/2003—05/15/2003 (f)	525,330	524,614

Total Short-Term Instruments (Cost $21,469,768)		21,469,851

Total Investments 106.2% (Cost $76,107,131)		$77,164,485
Written Options (g) (0.2%) (Premiums $144,065)		(133,846)
Other Assets and Liabilities (Net) (6.0%)		(4,368,348)

Net Assets 100.0%		$72,682,291

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Security is in default.

(c)	Restricted security.

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e)	Principal amount of security is adjusted for inflation.

40	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

(f)	Securities with an aggregate market value of $383,318 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor Written Put Options
Strike @ 97.500 (03/2004)—Short	3,946	$503
Euribor Written Put Options
Strike @ 96.750 (06/2003)—Short	8,655	3,608
Euribor Written Put Options
Strike @ 97.750 (09/2003)—Short	5,950	1,951
Euribor Written Put Options
Strike @ 96.500 (12/2003)—Short	4,070	3,250
Euribor Written Put Options
Strike @ 96.750 (12/2003)—Short	4,294	4,100
Euribor Written Put Options
Strike @ 97.375 (12/2003)—Short	3,963	2,089
Euribor Written Put Options
Strike @ 97.500 (12/2003)—Short	12,081	4,627
Euribor Purchased Put Options
Strike @ 95.500 (12/2003)—Long	14,000	(188)
Euribor Purchased Put Options
Strike @ 95.375 (12/2003)—Long	1,000	(13)
Euribor March Futures
(03/2004)—Long	1,856	(849)
Euribor June Futures
(06/2003)—Long	3,336	6,993
Euribor September Futures
(09/2003)—Long	15,345	15,893
Euribor December Futures
(12/2003)—Long	7,731	1,158
Euro-Bobl 5 Year Note
(06/2003)—Long	2,623	(2,754)
United Kingdom 90 Day LIBOR
Futures (03/2004)—Long	9,552	(2,988)
United Kingdom 90 Day LIBOR
Futures (12/2003)—Long	1,828	(724)
U.S. Treasury 5 Year Note
(06/2003)—Long	13,763	7,781
U.S. Treasury 10 Year Note
(06/2003)—Long	48,757	8,673
U.S. Treasury 30 Year Bond
(06/2003)—Long	19,539	(36,651)
Eurodollar March Futures
(03/2004)—Long	3,936	1,481
Eurodollar March Futures
(03/2005)—Long	2,602	(1,072)
Eurodollar June Futures
(06/2004)—Long	3,085	694
Eurodollar September Futures
(09/2004)—Long	4,521	(285)
Eurodollar December Futures
(12/2004)—Long	7,122	(1,690)

		$15,587

(g)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Put—OTC 7 Year Interest Rate Swap
Strike @ 6.000%*
Exp. 10/19/2004	$270,000	$11,001	$4,321
Call—OTC 7 Year Interest Rate Swap
Strike @ 6.000%**
Exp. 10/19/2004	270,000	11,001	25,250
Put—OTC 7 Year Interest Rate Swap
Strike @ 6.700%*
Exp. 11/02/2004	400,000	13,710	4,053
Call—OTC 7 Year Interest Rate Swap
Strike @ 5.200%**
Exp. 11/02/2004	25,200	791	1,459
Put—OTC 7 Year Interest Rate Swap
Strike @ 6.700%*
Exp. 11/02/2004	185,200	5,977	1,876
Put—OTC 7 Year Interest Rate Swap
Strike @ 6.000%*
Exp. 10/19/2004	135,500	5,468	2,169
Call—OTC 7 Year Interest Rate Swap
Strike @ 6.000%*
Exp. 10/19/2004	135,500	5,468	12,672
Put—OTC 7 Year Interest Rate Swap
Strike @ 7.000%**
Exp. 01/07/2005	76,300	2,888	745
Call—OTC 7 Year Interest Rate Swap
Strike @ 5.500%*
Exp. 01/07/2005	76,300	1,593	5,144
Call—OTC 7 Year Interest Rate Swap
Strike @ 5.500%**
Exp. 01/07/2005	91,600	2,221	6,176
Put—OTC 7 Year Interest Rate Swap
Strike @ 7.000%*
Exp. 01/07/2005	91,600	3,091	895
Call—OTC 5 Year Interest Rate Swap
Strike @ 3.250%**
Exp. 05/30/2003	236,200	1,636	2,156
Call—OTC 5 Year Interest Rate Swap
Strike @ 3.250%**
Exp. 05/30/2003	272,300	1,818	2,485

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	41

Schedule of Investments (Cont.)

March 31, 2003

Call—OTC 5 Year Interest Rate Swap
Strike @ 3.500%**
Exp. 12/15/2003	$239,000	$2,521	$3,815
Call—OTC 10 Year Interest Rate Swap
Strike @ 4.000%**
Exp. 07/22/2003	456,500	4,080	4,175
Call—OTC 5 Year Interest Rate Swap
Strike @ 3.500%**
Exp. 12/16/2003	458,300	4,927	7,311
Call—OTC 10 Year Interest Rate Swap
Strike @ 4.000%**
Exp. 08/01/2003	239,100	2,236	2,287
Put—OTC 7 Year Interest Rate Swap
Strike @ 5.500%*
Exp. 12/17/2003	234,900	3,351	1,572
Call—OTC 7 Year Interest Rate Swap
Strike @ 3.500%**
Exp. 12/17/2003	391,400	3,613	3,917
Put—OTC 7 Year Interest Rate Swap
Strike @ 5.500%*
Exp. 12/17/2003	77,500	1,323	518
Call—OTC 7 Year Interest Rate Swap
Strike @ 3.500%**
Exp. 12/17/2003	77,500	574	776
Call—OTC 10 Year Interest Rate Swap
Strike @ 4.000%**
Exp. 08/01/2003	135,500	1,098	1,296
Call—OTC 10 Year Interest Rate Swap
Strike @ 4.000%**
Exp. 03/03/2004	5,300	115	76
Call—OTC 10 Year Interest Rate Swap
Strike @ 4.000%**
Exp. 03/03/2004	235,000	5,141	3,376
Call—OTC 5 Year Interest Rate Swap
Strike @ 3.250%**
Exp. 03/03/2004	101,700	1,562	1,073
Call—OTC 5 Year Interest Rate Swap
Strike @ 3.250%**
Exp. 03/03/2004	236,200	3,832	2,492

Type	# of Contracts	Premium	Value

Call—CME Eurodollar March Futures
Strike @ 98.500
Exp. 03/15/2004	1,114	554	919
Put—CME Eurodollar March Futures
Strike @ 97.250
Exp. 03/15/2004	557	444	174
Put—CME Eurodollar March Futures
Strike @ 97.750
Exp. 03/15/2004	3,642	2,174	2,049
Call—CME Eurodollar June Futures
Strike @ 98.750
Exp. 06/16/2003	21,930	7,139	8,772
Call—CME Eurodollar June Futures
Strike @ 99.000
Exp. 06/16/2003	3,700	449	416
Put—CME Eurodollar June Futures
Strike @ 97.500
Exp. 06/16/2003	11,025	4,286	69
Put—CME Eurodollar June Futures
Strike @ 98.000
Exp. 06/16/2003	4,170	2,486	26
Put—CME Eurodollar December Futures
Strike @ 98.000
Exp. 12/15/2003	10,918	5,925	2,730
Call—CBOT 5 Year June Futures
Strike @ 113.500
Exp. 05/24/2003	3,884	3,527	3,641
Call—CBOT U.S. Treasury Note June Futures
Strike @ 116.000
Exp. 05/24/2003	8,588	5,516	7,246
Call—CBOT U.S. Treasury Note June Futures
Strike @ 117.000
Exp. 05/24/2003	5,998	3,864	3,186
Put—CBOT U.S. Treasury Note June Futures
Strike @ 110.000
Exp. 05/24/2003	14,740	6,665	2,533

		$144,065	$133,846

*	The Fund will pay a floating rate based on 3 month LIBOR.

**	The Fund will receive a floating rate based on 3 month LIBOR.

(h)	Security, or a portion thereof, subject to financing transaction.

(i)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2032	BP 134,100	$1,974
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co. Exp. 03/15/2017	336,300	894
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 03/15/2032	96,900	554

42	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2017		38,100	$(156)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2017	BP	5,800	71
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 03/15/2017		77,300	(375)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/17/2005		1,691,970	(3,226)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2017 EC		62,000	752
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/17/2012		13,000	(546)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 03/15/2017		660,700	7,007
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2032		243,700	4,611
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Citibank N.A., London Exp. 06/18/2012		7,300	(306)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC Exp. 03/15/2032		159,900	2,130
Receive floating rate based on 6-month JY-LIBOR and pays fixed rate equal to 0.323%.
Counterparty: UBS Warburg LLC Exp. 09/12/2007 JY		50,000,000	(1,534)
Receive floating rate based 6-month JY-LIBOR and pays a fixed rate equal to 0.390%.
Counterparty: Goldman Sachs & Co. Exp. 06/18/2007		11,078,200	(467)
Receive floating rate based on 6-month JY-LIBOR and pays a fixed rate equal to 0.390%.
Counterparty: UBS Warburg LLC Exp. 06/18/2007		25,000,000	(1,032)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.213%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/17/2004	JY	2,710,000	0
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.777%.
Counterparty: Goldman Sachs & Co. Exp. 01/12/2011		3,734,100	(3,156)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.771%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 01/11/2011		11,050,000	(9,298)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.757%.
Counterparty: Merrill Lynch & Co., Inc. Exp. 01/11/2011		10,000,000	(8,324)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.340%.
Counterparty: Goldman Sachs & Co. Exp. 10/07/2007		24,500,000	(19,471)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.295%.
Counterparty: Goldman Sachs & Co. Exp. 04/14/2008		580,000	(251)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.670%.
Counterparty: Goldman Sachs & Co. Exp. 05/18/2007		1,500,000	(682)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.305%.
Counterparty: Goldman Sachs & Co. Exp. 04/15/2008		377,000	(164)
Receive floating rate based on 6-month JY-LIBOR and pays fixed rate equal to 0.324%.
Counterparty: Goldman Sachs & Co. Exp. 09/12/2007		29,200,000	(912)
Receive floating rate based on 3-month LIBOR plus 0.160% and pay a fixed rate equal to 0.426%.
Counterparty: Lehman Brothers, Inc Exp. 04/19/2005		13,033	322
Receive a fixed rate equal to 0.650% and the Fund will pay to counterparty at par in the event of default of Niagara Mohawk Power Corp. 7.750% due 10/01/2008.
Counterparty: Lehman Brothers, Inc. Exp. 12/31/2004		50,000	88

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	43

Schedule of Investments (Cont.)

March 31, 2003

Receive a fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.
Counterparty: Lehman Brothers, Inc. Exp. 01/25/2005	$10,000	$(157)
Receive a fixed rate equal to 0.250% and the Fund will pay to the counterparty at par in the event of default of Wisconsin Electric Power 6.625% due 11/16/2006.
Counterparty: Lehman Brothers, Inc. Exp. 04/18/2003	25,000	(3)
Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021.
Counterparty: Lehman Brothers, Inc. Exp. 06/15/2004	21,500	26
Received a fixed rate equal to 0.840% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 6.750% due 12/01/2005.
Counterparty: Goldman Sachs & Co. Exp. 06/15/2004	100,000	259
Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/12/2004	100,000	168
Receive a fixed rate equal to 1.650% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 9.750% due 04/06/2005.
Counterparty: Credit Suisse First Boston Exp. 05/23/2003	50,000	106
Receive a fixed rate equal to 0.900% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/15/2004	50,000	112
Receive a fixed rate equal to 0.625% and the Fund will pay to the counterparty at par in the event of default of Phillip Morris Cos., Inc. 7.000% due 07/15/2005.
Counterparty: J.P. Morgan Chase & Co. Exp. 07/17/2003	50,000	(155)
Receive a fixed rate equal to 0.650% and the Fund will pay to the counterparty at par in the event of default of Phillip Morris Cos., Inc. 7.650% due 07/01/2008.
Counterparty: Credit Suisse First Boston Exp. 07/17/2003	100,000	(519)
Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of National Rural Utilities Cooperative Finance Corp. 5.750% due 12/01/2008.
Counterparty: Lehman Brothers, Inc. Exp. 09/01/2003	76,500	(51)
Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.
Counterparty: Lehman Brothers, Inc. Exp. 09/10/2003	68,500	67
Receive a fixed rate equal to 3.550% and the Fund will pay to the counterparty at par in the event of default of France Telecom S.A. 5.700% due 07/25/2010.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/30/2003	21,000	368
Receive a fixed rate equal to 0.215% and the Fund will pay to the counterparty at par in the event of default of Freddie Mac 5.750% due 04/15/2008.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 02/26/2007	103,300	140
Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 04/23/2003	13,500	0
Receive a fixed rate equal to 0.900% and the Fund will pay to the counterparty at par in the event of default of Republic of South Africa 9.125% due 05/19/2009.
Counterparty: Goldman Sachs & Co. Exp. 04/23/2003	10,000	3
Receive a fixed rate equal to 1.050% and the Fund will pay to the counterparty at par in the event of default of Republic of Bulgaria 2.1875% due 07/28/2011.
Counterparty: J.P. Morgan Chase & Co. Exp. 10/23/2003	15,000	45

44	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

Receive a fixed rate equal to 1.550% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/03/2003	$15,000	$8
Receive a fixed rate equal to 1.200% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 020/8/2011
Counterparty: Credit Suisse First Boston Exp. 06/03/2003	5,000	1
Receive a fixed rate equal to 2.000% and the Fund will pay to the counterparty at par in the event of default of Deutsche Telekom International Finance BV 5.250% due 05/20/2008.
Counterparty: Citibank N.A., London Exp. 06/06/2003	25,000	29
Receive a fixed rate equal to 1.950% and the Fund will pay to the counterparty at par in the event of default of Deutsche Telekom International Finance BV 5.250% due 5/20/2008.
Counterparty: Goldman Sachs & Co. Exp. 06/05/2003	25,000	31
Receive a fixed rate equal to 3.500% and the Fund will pay to the counterparty at par in the event of default of France Telecom SA 5.750% due 04/25/2007.
Counterparty: Goldman Sachs & Co. Exp. 06/05/2003	25,000	106
Receive a fixed rate equal to 7.750% and the Fund will pay to the counterparty at par in the event of default of CIT Group, Inc. 7.625% due 08/16/2005.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/19/2003	30,000	453
Receive a fixed rate equal to 7.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.000% due 01/15/2007.
Counterparty: Merrill Lynch & Co., Inc. Exp. 04/04/2003	4,000	3
Receive a fixed rate equal to 1.550% and the Fund will pay to the counterparty at par in the event of default of Household Finance Corp. 6.375% due 10/15/2011.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/28/2004	25,000	295
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of General Motors Acceptance Corp. 7.000% due 02/01/2012.
Counterparty: ABN AMRO Bank, N.V. Exp. 01/20/2004	$25,000	$(58)
Receive a fixed rate equal to 1.050% and the Fund will pay to the counterparty at par in the event of default of DaimlerChrysler North America Holding Corp 7.300% due 01/15/2012.
Counterparty: ABN AMRO Bank, N.V. Exp. 08/16/2004	25,000	(46)
Receive a fixed rate equal to 1.260% and the Fund will pay to the counterparty at par in the event of default of National Rural Utilities Cooperative Finance Corp. 2.820% due 04/26/2004.
Counterparty: UBS Warburg LLC Exp. 04/26/2004	25,000	123
Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of AIG SunAmerica Global Finance XII 5.300% due 05/30/2007.
Counterparty: ABN AMRO Bank, N.V. Exp. 09/18/2003	25,000	27
Receive a fixed rate equal to 0.440% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.
Counterparty: Credit Suisse First Boston Exp. 09/18/2003	25,000	18
Receive a fixed rate equal to 0.440% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.
Counterparty: Credit Suisse First Boston Exp. 09/23/2003	50,000	36
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/19/2004	129,560	177
Receive a fixed rate equal to 3.550% and the Fund will pay to the counterparty at par in the event of default of France Telecom S.A. 5.700% due 07/25/2010.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/30/2003	4,000	108

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	45

Schedule of Investments (Cont.)

March 31, 2003

Receive a fixed rate equal to 0.350% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.
Counterparty: Lehman Brothers, Inc. Exp. 06/24/2003	$5,000	$16
Receive a fixed rate equal to 2.000% and the Fund will pay to the counterparty at par in the event of default of Deutsche Telekom International Finance B.V. 5.250% due 05/20/2008.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/29/2003	30,000	56
Receive a fixed rate equal to 5.300% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.875% due 10/15/2028.
Counterparty: Goldman Sachs & Co. Exp. 09/15/2003	25,000	525
Receive a fixed rate equal to 27.650% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014.
Counterparty: J.P. Morgan Chase & Co. Exp. 11/26/2004	10,000	2,689
Receive a fixed rate equal to 28.000% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014.
Counterparty: J.P. Morgan Chase & Co. Exp. 11/27/2004	10,000	2,745
Receive a fixed rate equal to 28.000% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 2.563% due 04/15/2006.
Counterparty: J.P. Morgan Chase & Co. Exp. 12/11/2004	10,000	2,780
Receive a fixed rate equal to 1.400% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003	5,000	5
Receive a fixed rate equal to 16.000% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 14.500% due 10/15/2009.
Counterparty: Goldman Sachs & Co. Exp. 01/16/2005	10,000	908
Receive a fixed rate equal to 16.500% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 2.563% due 04/15/2006.
Counterparty: Merrill Lynch & Co., Inc. Exp. 01/16/2005	$8,500	$841
Receive a fixed rate equal to 0.350% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Credit Suisse First Boston Exp. 01/21/2004	25,000	0
Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Bear Stearns & Co., Inc. Exp. 01/23/2004	25,000	0
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 01/22/2005	16,000	73
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/27/2005	5,000	27
Receive a fixed rate equal to 1.310% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/29/2005	9,000	50

		$(19,062)

(j)	Principal amount denoted in indicated currency:

BP—British Pound

C$—Canadian Dollar

EC—Euro

JY—Japanese Yen

MP—Mexican Peso

N$—New Zealand Dollar

46	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

(k)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	BP	47,428	04/2003	$115	$(49)	$66
Sell	C$	20,653	04/2003	0	(149)	(149)
Buy	EC	167,319	04/2003	2,230	(1,461)	769
Sell		703,413	04/2003	3,196	(5,567)	(2,371)
Sell	JY	4,600,165	04/2003	253	0	253
Sell		3,609,000	07/2003	0	(341)	(341)
Buy	MP	881,099	09/2003	2,436	0	2,436
Sell		881,099	09/2003	0	(721)	(721)
Sell	N$	56,333	05/2003	0	(397)	(397)

				$8,230	$(8,685)	$(455)

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	47

Financial Highlights

Class A Shares Selected Per Share Data for the Year Ended:	03/31/2003	03/31/2002	03/31/2001		03/31/2000		03/31/1999
Net Asset Value Beginning of Year	$10.41	$10.52	$9.96		$10.36		$10.62
Net Investment Income (a)	0.39	0.49	0.62		0.58		0.58
Net Realized/ Unrealized Gain (Loss) on Investments (a)	0.75	0.20	0.56		(0.40)		0.16
Total Income from Investment Operations	1.14	0.69	1.18		0.18		0.74
Dividends from Net Investment Income	(0.41)	(0.50)	(0.62)		(0.58)		(0.58)
Distributions from Net Realized Capital Gains	(0.35)	(0.30)	0.00		0.00		(0.42)
Total Distributions	(0.76)	(0.80)	(0.62)		(0.58)		(1.00)
Net Asset Value End of Year	$10.79	$10.41	$10.52		$9.96		$10.36
Total Return	11.25%	6.65%	12.27%		1.85%		7.09%
Net Assets End of Year (000s)	$7,863,675	$4,749,826	$3,061,033		$1,947,405		$1,140,606
Ratio of Net Expenses to Average Net Assets	0.90%	0.90%	0.96	%(b)	1.01	%(b)	0.90%
Ratio of Net Investment Income to Average Net Assets	3.66%	4.64%	6.08%		5.79%		5.37%
Portfolio Turnover Rate	234%	445%	450%		223%		154%

(a)	Per share amounts based on average number of shares outstanding during the period.

(b)	Ratio of expenses to average net assets excluding interest expense is 0.90%.

48	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

Class B Shares Selected Per Share Data for the Year Ended:	03/31/2003	03/31/2002	03/31/2001		03/31/2000		03/31/1999
Net Asset Value Beginning of Year	$10.41	$10.52	$9.96		$10.36		$10.62
Net Investment
Income (a)	0.31	0.41	0.54		0.51		0.50
Net Realized/ Unrealized Gain (loss) on Investments (a)	0.75	0.20	0.57		(0.41)		0.16
Total Income from Investment Operations	1.06	0.61	1.11		0.10		0.66
Dividends from Net Investment Income	(0.33)	(0.42)	(0.55)		(0.50)		(0.50)
Distributions from Net Realized Capital Gains	(0.35)	(0.30)	0.00		0.00		(0.42)
Total Distributions	(0.68)	(0.72)	(0.55)		(0.50)		(0.92)
Net Asset Value End of Year	$10.79	$10.41	$10.52		$9.96		$10.36
Total Return	10.42%	5.85%	11.44%		1.08%		6.28%
Net Assets End of Year (000s)	$2,655,908	$1,703,960	$975,823		$654,104		$549,478
Ratio of Net Expenses to Average Net Assets	1.65%	1.65%	1.70	%(b)	1.76	%(b)	1.65%
Ratio of Net Investment Income to Average Net Assets	2.90%	3.85%	5.33%		5.01%		4.55%
Portfolio Turnover Rate	234%	445%	450%		223%		154%

(a)	Per share amounts based on average number of shares outstanding during the period.

(b)	Ratio of expenses to average net assets excluding interest expense is 1.65%.

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	49

Financial Highlights

Class C Shares Selected Per Share Data for the Year Ended:	03/31/2003	03/31/2002	03/31/2001		03/31/2000		03/31/1999
Net Asset Value Beginning of Year	$10.41	$10.52	$9.96		$10.36		$10.62
Net Investment Income (a)	0.31	0.41	0.54		0.51		0.50
Net Realized/ Unrealized Gain (Loss) on Investments (a)	0.75	0.20	0.57		(0.41)		0.16
Total Income from Investment Operations	1.06	0.61	1.11		0.10		0.66
Dividends from Net Investment Income	(0.33)	(0.42)	(0.55)		(0.50)		(0.50)
Distributions from Net Realized Capital Gains	(0.35)	(0.30)	0.00		0.00		(0.42)
Total Distributions	(0.68)	(0.72)	(0.55)		(0.50)		(0.92)
Net Asset Value End of Year	$10.79	$10.41	$10.52		$9.96		$10.36
Total Return	10.41%	5.85%	11.44%		1.09%		6.29%
Net Assets End of Year (000s)	$3,303,225	$1,979,410	$1,103,702		$720,199		$715,201
Ratio of Net Expenses to Average Net Assets	1.65%	1.65%	1.71	%(b)	1.75	%(b)	1.65%
Ratio of Net Investment Income to Average Net Assets	2.89%	3.85%	5.34%		5.01%		4.63%
Portfolio Turnover Rate	234%	445%	450%		223%		154%

(a)	Per share amounts based on average number of shares outstanding during the period.

(b)	Ratio of expenses to average net assets excluding interest expense is 1.65%.

50	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

Statements of Assets and Liabilities

March 31, 2003

Amounts in thousands, except per share amounts
Assets:
Investments, at value	$77,164,485
Cash	66,132
Foreign currency, at value	336,687
Receivable for investments sold	4,771,149
Unrealized appreciation on forward foreign currency contracts	8,230
Receivable for Fund shares sold	429,551
Interest and dividends receivable	469,357
Variation margin receivable	73,667
Swap premiums paid	15,755
Unrealized appreciation on swap agreements	31,827

83,366,840

Liabilities:
Payable for investments purchased	$9,907,690
Unrealized depreciation on forward foreign currency contracts	8,685
Payable for financing transactions	36
Written options outstanding	133,846
Payable for Fund shares redeemed	496,330
Dividends payable	37,629
Accrued investment advisory fee	14,360
Accrued administration fee	12,795
Accrued distribution fee	6,597
Accrued servicing fee	2,997
Swap premiums received	8,383
Unrealized depreciation on swap agreements	50,889
Other liabilities	4,312
10,684,549

Net Assets	$72,682,291

Net Assets Consist of:
Paid in capital	$70,659,664
Undistributed net investment income	777,772
Accumulated undistributed net realized gain	173,813
Net unrealized appreciation	1,071,042

$72,682,291

Net Assets:
Class A	$7,863,675
Class B	2,655,908
Class C	3,303,225
Other Classes	58,859,483
Shares Issued and Outstanding:
Class A	728,682
Class B	246,107
Class C	306,090
Net Asset Value and Redemption Price* Per Share (Net Assets Per Share Outstanding)
Class A	$10.79
Class B	10.79
Class C	10.79
Cost of Investments Owned	$76,107,131

Cost of Foreign Currency Held	$329,668

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	51

Statement of Operations

For the year ended March 31, 2003

Amounts in thousands

Investment Income:
Interest	$2,869,588
Dividends	23,866
Miscellaneous income	17,248

Total Income	2,910,702

Expenses:
Investment advisory fees	158,777
Administration fees	140,014
Distribution fees—Class B	16,862
Distribution fees—Class C	20,594
Servicing fees—Class A	15,839
Servicing fees—Class B	5,621
Servicing fees—Class C	6,865
Distribution and/or servicing fees—Other Classes	33,515
Trustees’ fees	313

Total Expenses	398,400

Net Investment Income	2,512,302

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	960,481
Net realized gain on futures contracts, written options, and swaps	1,869,442
Net realized gain on foreign currency transactions	197,170
Net change in unrealized appreciation on investments	1,245,795
Net change in unrealized appreciation on futures contracts, written options, and swaps	37,818
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	7,827
Net Gain	4,318,533

Net Increase in Assets Resulting from Operations	$6,830,835

52	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

Statements of Changes in Net Assets

Amounts in thousands

	Year Ended March 31, 2003	Year Ended March 31, 2002
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$2,512,302	$2,382,004
Net realized gain	3,027,093	1,406,666
Net change in unrealized appreciation (depreciation)	1,291,440	(659,434)

Net increase resulting from operations	6,830,835	3,129,236

Distributions to Shareholders:
From net investment income
Class A	(240,524)	(178,290)
Class B	(68,346)	(51,801)
Class C	(83,285)	(58,158)
Other Classes	(2,202,653)	(2,092,370)
From net realized capital gains
Class A	(220,622)	(113,782)
Class B	(78,931)	(41,330)
Class C	(97,024)	(45,959)
Other Classes	(1,752,468)	(1,157,547)

Total Distributions	(4,743,853)	(3,739,237)

Fund Share Transactions:
Receipts for shares sold
Class A	5,233,785	3,207,858
Class B	1,173,323	894,303
Class C	1,738,650	1,126,447
Other Classes	26,314,854	17,948,269
Issued as reinvestment of distributions
Class A	287,246	161,638
Class B	92,893	52,518
Class C	112,670	64,627
Other Classes	3,456,212	2,836,995
Cost of shares redeemed
Class A	(2,606,934)	(1,621,239)
Class B	(384,143)	(195,341)
Class C	(610,919)	(287,878)
Other Classes	(17,425,354)	(12,870,563)
Net increase resulting from Fund share transactions	17,382,283	11,317,634

Total Increase in Net Assets	19,469,265	10,707,633

Net Assets:
Beginning of period	53,213,026	42,505,393
End of period *	$72,682,291	$53,213,026

*Including undistributed net investment income of:	$777,772	$210,720

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	53

Notes to Financial Statements

March 31, 2003

1. Organization

The Total Return Fund (the “Fund”) is a series of the PIMCO Funds: Pacific Investment Management Series (the “Trust”) which was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 48 separate investment funds (the “Funds”). The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor class had not commenced operations as of March 31, 2003. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the A, B and C Classes (the “Retail Classes”) of the Fund. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of the Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Foreign Currency. The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current

54	PIMCO Total Return Fund Annual Report I 03.31.03

Notes to Financial Statements

March 31, 2003

exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of the Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. The Fund may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income in the Statement of Operations. If the counterparty to whom the Fund sells the security becomes insolvent, a Fund’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Fund with the proceeds of a financing transaction may not exceed transaction costs. The Fund will designate assets determined to be liquid by PIMCO or otherwise cover its obligations under financing transactions.

Futures Contracts. The Fund is authorized to enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts. The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

03.31.03 I PIMCO Total Return Fund Annual Report	55

Notes to Financial Statements

March 31, 2003

Forward Currency Transactions. The Fund may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Swap Agreements. The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of miscellaneous income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Loan Agreements. The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Short Sales. The Fund has entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

56	PIMCO Total Return Fund Annual Report I 03.31.03

Notes to Financial Statements

March 31, 2003

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Delayed Delivery Transactions. The Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Repurchase Agreements. The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Restricted Securities. The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives from the Fund a monthly administrative fee based on each share class’ average daily net assets. The Administration Fee for the Fund’s Retail Classes is charged at an annual rate of 0.40%. The Administration Fee for the Institutional and Administrative Classes is charged at the annual rate of 0.18%. The Administration Fee for Class D is charged at the annual rate 0.25%. The Administration Fee for Class R is charged at the annual rate 0.40%.

Distribution and Servicing Fees. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject

03.31.03 I PIMCO Total Return Fund Annual Report	57

Notes to Financial Statements

March 31, 2003

always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to PAD was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2003.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates PAD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid PAD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)

Class A	—	0.25
Class B	0.75	0.25
Class C	0.75	0.25
Class D	—	0.25
Class R	0.25	0.25

PAD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2003 PAD received $30,167,152 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2003, were as follows (amounts in thousands):

U.S Government/Agency		All Other

Purchases	Sales	Purchases	Sales

$120,488,481	$117,518,321	$22,938,235	$21,597,520

58	PIMCO Total Return Fund Annual Report I 03.31.03

Notes to Financial Statements

March 31, 2003

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Premium

Balance at 03/31/2002	$316,125
Sales	178,912
Closing Buys	(33,706)
Expirations	(317,266)
Exercised	0

Balance at 03/31/2003	$144,065

6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Year Ended 03/31/2003		Year Ended 03/31/2002
	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	488,718	$5,233,785	302,767	$3,207,858
Class B	109,578	1,173,323	84,273	894,303
Class C	162,391	1,738,650	106,182	1,126,447
Other Classes	2,455,817	26,314,854	1,692,700	17,948,269
Issued as reinvestment of distributions
Class A	26,989	287,246	15,326	161,638
Class B	8,738	92,893	4,984	52,518
Class C	10,597	112,670	6,133	64,627
Other Classes	324,627	3,456,212	268,980	2,836,995
Cost of shares redeemed
Class A	(243,150)	(2,606,934)	(152,976)	(1,621,239)
Class B	(35,839)	(384,143)	(18,397)	(195,341)
Class C	(56,979)	(610,919)	(27,161)	(287,878)
Other Classes	(1,626,472)	(17,425,354)	(1,213,735)	(12,870,563)
Net increase resulting from Fund share transactions	1,625,015	$17,382,283	1,069,076	$11,317,634

03.31.02 I PIMCO Total Return Fund Annual Report	59

Notes to Financial Statements

March 31, 2003

7. Federal Income Tax Matters

As of March 31, 2003, the components of distributable taxable earnings were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis (Depreciation) on Derivatives and Foreign Currency Denominated Assets/Liabilities(1)	Other Book-to-Tax Accounting Differences	Accumulated Capital Losses	Post-October Deferral(2)

Total Return Fund	$995,902	$293,883	$(137,562)	$0	$0	$(156,803)
(1)	Adjusted for accelerated recognition of unrealized gain/(loss) or deferral of realized losses for certain options, futures, and foreign currency transactions.

(2)	Capital losses realized during the period November 1, 2002 through March 31, 2003 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

As of March 31, 2003, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation(3)

Total Return Fund	$76,137,278	$1,782,566	$(755,359)	$1,027,207
(3)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, unamortized premium on convertible bonds, and differences in the timing of income recognition on certain bonds for federal income tax purposes.

For the fiscal year ended March 31, 2003, the Fund made the following tax basis distributions (amounts in thousands):

	Ordinary Income Distributions(4)	Long-Term Capital Gains Distributions	Return of Capital

Total Return Fund	$4,118,876	$624,977	$0
(4)	Includes short-term capital gains.

60	PIMCO Total Return Fund Annual Report I 03.31.03

Report of Independent Accountants

To the Trustees and Class A, Class B and Class C Shareholders of the PIMCO Funds:  Pacific Investment Management Series

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statement of operations, and of changes in net assets and the financial highlights for the Class A, Class B and Class C shares presents fairly, in all material respects, the financial position of the Total Return Fund (hereafter referred to as the “Fund”) at March 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the Class A, Class B and Class C shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2003 by correspondence with the custodian and counterparties, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 27, 2003

03.31.03 I PIMCO Total Return Fund Annual Report	61

Federal Income Tax Information (unaudited)

As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2003) regarding the status of the dividend received deduction for corporations.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund’s fiscal 2003 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below:

Total Return Fund                            0.39%

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2004, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2003.

03.31.03 I PIMCO Total Return Fund Annual Report	62

Trustees and Officers of the PIMCO Funds:

Pacific Investment Management Series (Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (43) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO; Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Chairman, Director and President, PIMCO Strategic Global Government Fund, Inc.; Director, PIMCO Luxembourg S.A.; and Board of Governors and Executive Committee, Investment Company Institute.	71	None

R. Wesley Burns* (43) President and Trustee	07/1987 to present (since 11/1997 as Trustee)	Director, PIMCO; President and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; President and Trustee, PIMCO Variable Insurance Trust; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.; Director, PIMCO Funds: Global Investors Series plc; and Director, PIMCO Global Advisors (Ireland) Limited. Formerly, Managing Director, PIMCO and Executive Vice President, PIMCO Funds: Multi-Manager Series.	70	None

Independent Trustees

Guilford C. Babcock (71) Trustee	04/1987 to present	Professor of Finance Emeritus, University of Southern California; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, San Marino Community Church.	70	Director, Growth Fund of America and Fundamental Investors Fund of the Capital Group.

E. Philip Cannon (62) Trustee	03/2000 to present	Proprietor, Cannon & Company, an affiliate of Inverness Management LLC, (a private equity investment firm); President, Houston Zoo; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO Funds: Multi-Manager Series. Formerly, Headmaster, St. John’s School, Houston, Texas	114	None

Vern O. Curtis (68) Trustee	02/1995 to present	Private Investor; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust.	70	Director, Public Storage Business Parks, Inc., (a Real Estate Investment Trust); and Director, Fresh Choice, Inc. (restaurant company).

03.31.03 I PIMCO Total Return Fund Annual Report	63

Trustees and Officers of the PIMCO Funds:

Pacific Investment Management Series (Unaudited) (Cont.)

Trustees of the Trust (Cont.)

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees (Cont.)

J. Michael Hagan (63) Trustee	03/2000 to present	Private Investor and Business Consultant; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Freedom Communications; Director, Remedy Temp (staffing); Director, Saint Gobain Corporation (manufacturing); Member of the Board of Regents, Santa Clara University; and Member of the Board, Taller San Jose. Formerly, Chairman and CEO, Furon Company (manufacturing).	70	Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

Thomas P. Kemp (72) Trustee	04/1987 to present	Private Investor; Vice Chairman, Board of Regents, Pepperdine University; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust.	70	Chairman, OneTouch Technologies Corp. (electronic systems for long term care facilities).

William J. Popejoy (65) Trustee	07/1993 to 02/1995 and 08/1995 to present	Managing Member, Pacific Capital Investors; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust. Formerly, Director, California State Lottery.	70	Director, First Century Financial Corporation.
*	Each of Mr. Harris and Mr. Burns is an “interested person” of the Fund (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.

**	Trustees serve until their successors are duly elected and qualified.

03.31.03 I PIMCO Total Return Fund Annual Report	64

Officers of the Trust

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Gregory A. Bishop (41) Senior Vice President	02/2003 to present	Senior Vice President, PIMCO.

William H. Gross (58) Senior Vice President	04/1987 to present	Managing Director and Chief Investment Officer, PIMCO.

Raymond C. Hayes (58) Senior Vice President	02/1995 to present (since 02/2003 as Senior Vice President)	Senior Vice President, PIMCO. Formerly, Executive Vice President, PIMCO.

Margaret Isberg (46) Senior Vice President	02/1996 to present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO.

Steven P. Kirkbaumer (47) Senior Vice President	02/2003 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John S. Loftus (43) Senior Vice President	02/2001 to present	Managing Director, PIMCO.

James F. Muzzy (63) Senior Vice President	04/1987 to present (since 02/2003 as Senior Vice President)	Managing Director, PIMCO.

Douglas J. Ongaro (42) Senior Vice President	08/1995 to present (since 02/2003 as Senior Vice President)	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Mark A. Romano (44) Senior Vice President	02/1998 to present (since 02/2003 as Senior Vice President)	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Jeffrey M. Sargent (40) Senior Vice President	02/1993 to present (since 02/1999 as Senior Vice President	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Leland T. Scholey (50) Senior Vice President	02/1996 to present	Senior Vice President, PIMCO.

William S. Thompson, Jr. (57) Senior Vice President	11/1993 to present (since 02/2003 as Senior Vice President)	Managing Director and Chief Executive Officer, PIMCO.

Jim Johnstone (38) Vice President	02/2002 to present	Vice President, PIMCO. Formerly, Vice President, Fidelity Investments.

Thomas J. Kelleher, III (52) Vice President	02/1998 to present	Vice President, PIMCO.

Kevin D. Kuhner (37) Vice President	02/2003 to present	Vice President, PIMCO. Formerly, Account Manager, PIMCO.

Henrik P. Larsen (33) Vice President	02/1999 to present	Vice President, PIMCO. Formerly, Manager, PIMCO.

Andre J. Mallegol, III (36) Vice President	02/1998 to present	Vice President, PIMCO.
***	The Officers of the Fund are re-appointed annually by the Board of Trustees.

03.31.03 I PIMCO Total Return Fund Annual Report	65

Trustees and Officers of the PIMCO Funds:

Pacific Investment Management Series (Unaudited) (Cont.)

Officers of the Trust (Cont.)

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Gail Mitchell (53) Vice President	02/2003 to present	Vice President, PIMCO. Formerly, Account Manager, PIMCO

Bruce P. Pflug (44) Vice President	02/2003 to present	Senior Vice President, PIMCO.

David J. Pittman (55) Vice President	02/1998 to present	Vice President, PIMCO.

Scott M. Spalding (33) Vice President	02/2002 to present	Vice President, PIMCO. Formerly, associated with PacificCare Healthcare Systems

Christina L. Stauffer (39) Vice President	02/2003 to present	Vice President, PIMCO. Formerly, Account Manager, PIMCO and a vice president of client services and marketing with Transamerica Investment Management.

Michael J. Willemsen (43) Vice President	11/1988 to present (since 02/2002 as Vice President)	Vice President, PIMCO. Formerly, Manager, PIMCO

Garlin G. Flynn (56) Secretary	08/1995 to present	Specialist, PIMCO.

John P. Hardaway (45) Treasurer	08/1990 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO

Erik C. Brown (35) Assistant Treasurer	02/2001 to present	Vice President, PIMCO. Formerly, tax consultant with Deloitte & Touche LLP and PricewaterhouseCoopers LLP
***	The Officers of the Fund are re-appointed annually by the Board of Trustees.

03.31.03 I PIMCO Total Return Fund Annual Report	66

Pacific Investment Management Series

Investment Adviser and Administrator	PIMCO Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Distributor	PIMCO Advisors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC Global Fund Services, Inc., P.O. Box 9688, Providence, RI 02940-9688

Independent Accountant	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert, 1775 Eye Street, N.W., Washington, D.C., 20006-2401

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you recieve account information directly from PIMCO Funds, you can also call 1-800-426-0107. Telephone representatives are available Monday–Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site at www.pimcoadvisors.com.

03.31.03 I PIMCO Total Return Fund Annual Report	67

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.pimcoadvisors.com/edelivery.

PZ053A.5/03

2	PIMCO Total Return Fund Annual Report I 03.31.03

Letter to Shareholders

Dear Shareholder:

The bond market showed consistent strength over the past year as equities struggled to recover from a long and painful downturn. With a sluggish economy and war in Iraq, it is understandable that investors have continued to be drawn to the relative stability of bonds.

To be sure, PIMCO Total Return Fund delivered strong absolute performance in the past year, with Class D shares returning 11.41% as of March 31, 2003. But past performance is no guarantee of future results, and it remains critical for investors to maintain a diversified portfolio. Just as it was important for investors not to ignore bonds when equities were performing favorably, it is important for them to maintain an allocation to stocks and other asset classes today. We encourage you to work with your financial advisor to develop an asset allocation strategy based on your goals, age and risk tolerance.

If you have any questions concerning this report or your investment, please contact your financial advisor. You can also call PIMCO Advisors at 1-800-426-0107 or visit www.pimcoadvisors.com.

As always, we thank you for the trust you’ve placed in us.

Sincerely,

Brent R. Harris

Chairman of the Board

April 30, 2003

03.31.03 I PIMCO Total Return Fund Annual Report	3

Management Review

•	PIMCO Total Return Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.

•	The Fund’s Class D Shares slightly trailed the Lehman Brothers Aggregate Bond Index for the one-year period ended March 31, 2003, returning 11.41% versus 11.69% for the Index. However, the Fund did outperform its Lipper Category Average which returned 9.98% over the same time period.

•	The Fund held slightly above Index duration during most of the year, which had a positive impact on returns as yields generally fell. An emphasis on intermediate maturity securities was positive for returns as rates declined most in this sector.

•	The Fund benefited from an overweight in mortgages, which provided a high quality source of additional yield.

•	An underweight in investment grade corporates hurt returns as this sector performed well due to investor expectations of economic recovery and a demand for higher yielding assets.

•	Eurozone holdings detracted from performance as European markets underperformed the U.S. given the flight-to-quality driven Treasury rally.

•	A small, high-quality emerging markets exposure was a positive for performance as the Fund was focused on countries with relatively stable economies.

4	PIMCO Total Return Fund Annual Report I 03.31.03

PIMCO Total Return Fund Performance Summary

Average Annual Total Return For periods ended 3/31/03

	1 year	5 year	10 year	Inception (5/11/87)

PIMCO Total Return Fund Class D	11.41%	7.92%	7.69%	9.00%

Lehman Brothers Aggregate Bond Index	11.69%	7.51%	7.23%	—

Lipper Intermediate Investment Grade Debt Fund Average	9.98%	6.37%	6.41%	—

Change in Value For periods ended 3/31/03

Past performance is no guarantee of future results.

03.31.03 I PIMCO Total Return Fund Annual Report	5

Footnotes

Past performance is no guarantee of future results. Investment return and the value of an investor’s shares will fluctuate and may be worth more or less than original cost when redeemed. The average annual total return measures performance assuming that all dividend and capital gain distributions were reinvested. Returns shown do not reflect the deduction of taxes that a shareholder would pay (i) on fund distributions or (ii) the redemption of fund shares. The returns represent the blended performance of the Fund’s D shares and the prior performance of the Fund’s Institutional shares, adjusted, as necessary, to reflect retail share current sales charges and different operating expenses. The D shares were first offered in April 1998. The credit quality of the investment in the portfolio does not apply to the stability or safety of the fund. The Growth of $10,000 does include the effect of the maximum initial sales charge only associated with Class A shares. The Lipper Average is calculated by Lipper, Inc. It is the total return performance average of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges. This report may not be distributed publicly unless accompanied or preceded by the current PIMCO Funds prospectus. An investment in a (the) fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. In addition, it is possible to lose money on investments in a (the) fund. PIMCO Advisors Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.pimcoadvisors.com, 1-888-87-PIMCO.

6	PIMCO Total Return Fund Annual Report I 03.31.03

Schedule of Investments

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 19.9%

Banking & Finance 9.9%
ABN AMRO Bank NV Chicago
7.250% due 05/31/2005	$150	$166
Air 2 U.S. Equipment Trust
8.027% due 10/01/2019	20,710	10,466
Allstate Corp.
7.875% due 05/01/2005	400	447
6.750% due 05/15/2018	280	316
Allstate Life Funding LLC
1.652% due 07/26/2004 (a)	9,600	9,582
AMERCO
7.230% due 01/21/2027	1,250	1,003
7.135% due 10/15/2049	15,000	12,300
American Express Co.
3.750% due 11/20/2007	60	61
American Express Credit Corp.
7.450% due 08/10/2005 (a)	1,000	1,114
American Express Travel
5.625% due 01/22/2004	22,700	23,438
American General Finance
6.170% due 05/06/2003	3,200	3,214
8.125% due 03/15/2046	270	342
Aon Capital Trust A
8.205% due 01/01/2027	725	725
Aristar, Inc.
7.375% due 09/01/2004	20,000	21,572
Associates Corp. of North America
5.750% due 11/01/2003	5,425	5,566
5.800% due 04/20/2004	510	534
6.625% due 06/15/2005	4,830	5,277
Atlas Reinsurance PLC
4.080% due 04/04/2003 (a)	22,700	22,700
5.080% due 10/04/2004 (a)	3,000	3,000
Banco Nacional de Comercio Exterior
7.250% due 02/02/2004	30,050	31,392
Bank of America Corp.
9.200% due 05/15/2003	90	91
6.875% due 06/01/2003	100	101
6.500% due 08/15/2003	150	153
6.625% due 06/15/2004	40	43
6.125% due 07/15/2004	600	636
6.750% due 09/15/2005	200	222
5.250% due 02/01/2007	40	43
6.625% due 10/15/2007	100	114
6.375% due 02/15/2008	3,000	3,384
6.250% due 04/01/2008	100	112
7.800% due 02/15/2010	300	364
6.250% due 04/15/2012	150	169
4.875% due 09/15/2012	2,000	2,053
8.570% due 11/15/2024	125	164
Bank One Corp.
1.525% due 09/26/2003 (a)	700	701
1.620% due 05/07/2004 (a)	8,200	8,224
7.000% due 07/15/2005	100	110
6.500% due 02/01/2006	960	1,068
5.900% due 11/15/2011	550	603
Bank One Texas NA
6.250% due 02/15/2008	100	113
Bear Stearns Cos., Inc.
6.750% due 04/15/2003	105	105
1.670% due 05/06/2003 (a)	27,224	27,236
1.551% due 07/22/2003 (a)	25,500	25,498
6.700% due 08/01/2003	100	102
1.630% due 12/01/2003 (a)	127,900	128,098
6.625% due 01/15/2004	200	208
6.150% due 03/02/2004 (a)	300	313
8.750% due 03/15/2004	75	80
1.940% due 05/24/2004 (a)	29,300	29,461
1.758% due 06/01/2004 (a)	12,665	12,717
1.560% due 09/16/2005 (a)	16,000	15,946
Beaver Valley Funding Corp.
8.250% due 06/01/2003	39	39
Boeing Capital Corp.
1.380% due 04/17/2003 (a)	3,000	2,999
Caterpillar Financial Services Corp.
7.700% due 11/05/2003	600	623
Chase Manhanttan Corp.
5.750% due 04/15/2004 (a)	150	157
6.000% due 11/01/2005	50	54
6.125% due 11/01/2008	400	443
Cincinnati Financial Corp.
6.900% due 05/15/2028	55,360	58,665
CIT Group, Inc.
1.840% due 04/07/2003 (a)	19,277	19,277
5.625% due 10/15/2003	250	255
7.500% due 11/14/2003	35	36
2.838% due 03/01/2004 (a)	25,000	25,154
5.625% due 05/17/2004	21,650	22,389
2.660% due 07/30/2004 (a)	10,000	10,019
7.250% due 08/15/2005	90	97
7.625% due 08/16/2005	15	16
4.125% due 02/21/2006	24,700	24,748
7.375% due 04/02/2007	30,295	32,855
7.750% due 04/02/2012	27,900	31,267
CitiFinancial Credit Co.
7.750% due 03/01/2005	1,230	1,366
6.750% due 07/01/2007	450	513
Citigroup, Inc.
5.800% due 03/15/2004	200	208
6.750% due 12/01/2005	100	111
7.250% due 10/01/2010	680	807
6.000% due 02/21/2012	90	100
5.625% due 08/27/2012	10,000	10,743
Comerica Bank
7.250% due 06/15/2007	200	228
Compagnie Financiere de CIC—UE
2.720% due 06/29/2049 (a)	1,500	1,481
Countrywide Home Loans, Inc.
6.250% due 04/15/2009	600	660

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	7

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

Credit Asset Receivable LLC
6.274% due 10/31/2003	$6,314	$6,392
Credit Suisse First Boston USA, Inc.
4.625% due 01/15/2008	80,000	82,636
DaimlerChrysler Financial Services North America LLC
1.401% due 06/17/2003 (a)	1,200	1,199
1.401% due 06/18/2003 (a)	55,700	55,645
DBS Group Holdings Ltd.
7.875% due 08/10/2009	6,000	7,089
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	123,600	136,230
8.500% due 06/15/2010	23,300	27,387
8.750% due 06/15/2030	250,100	297,808
9.250% due 06/01/2032	3,300	4,289
Devon Financing Corp. ULC
7.875% due 09/30/2031	20,000	23,949
Duke Capital Corp.
7.250% due 10/01/2004	9,000	9,297
6.250% due 07/15/2005	325	331
EOP Operating L.P.
5.875% due 01/15/2013	100	104
Export-Import Bank Korea
6.500% due 11/15/2006	9,035	9,684
7.100% due 03/15/2007	31,900	35,051
Farmers Insurance
8.625% due 05/01/2024	275	211
Finova Group, Inc.
7.500% due 11/15/2009	27,255	9,744
First Chicago Corp.
4.250% due 07/28/2003 (a)	50	50
First National Bank Chicago
8.080% due 01/05/2018	250	308
First Security Corp.
5.875% due 11/01/2003	9,325	9,575
Ford Motor Credit Co.
2.060% due 04/17/2003 (a)	71,180	71,163
6.125% due 04/28/2003	34,530	34,567
1.608% due 06/02/2003 (a)	90,800	90,658
1.530% due 06/06/2003 (a)	7,500	7,464
1.560% due 06/20/2003 (a)	58,800	58,677
1.806% due 06/23/2003 (a)	216,811	216,450
6.625% due 06/30/2003	825	829
1.600% due 11/24/2003 (a)	47,000	46,320
7.500% due 06/15/2004	100	102
6.700% due 07/16/2004	26,300	26,819
8.250% due 02/23/2005	2,500	2,567
7.600% due 08/01/2005	5,000	5,100
6.375% due 12/15/2005	100	99
6.500% due 01/25/2007	220	212
7.200% due 06/15/2007	25	24
5.800% due 01/12/2009 (a)	655	587
7.375% due 10/28/2009	200	189
7.875% due 06/15/2010	1,795	1,719
7.375% due 02/01/2011	1,285	1,199
7.250% due 10/25/2011	119,250	109,610
FPL Group Capital, Inc.
7.625% due 09/15/2006	725	827
Gemstone Investors Ltd.
7.710% due 10/31/2004	115,650	107,570
General Electric Capital Corp.
6.800% due 11/01/2005	100	111
7.875% due 12/01/2006	30	35
8.500% due 07/24/2008	100	123
6.125% due 02/22/2011	81,000	89,104
5.875% due 02/15/2012	30	32
6.000% due 06/15/2012	2,850	3,113
5.450% due 01/15/2013	176,690	185,363
5.000% due 02/01/2013	58,875	60,326
6.900% due 09/15/2015	100	117
6.750% due 03/15/2032	5,040	5,696
General Motors Acceptance Corp.
7.125% due 05/01/2003	36,000	36,142
1.840% due 05/16/2003 (a)	105,575	105,540
1.283% due 07/20/2003 (a)	5,644	5,644
1.643% due 07/21/2003 (a)	48,400	48,317
1.680% due 08/04/2003 (a)	218,195	217,704
1.440% due 08/18/2003 (a)	154,423	153,937
5.550% due 09/15/2003	37,000	37,535
6.625% due 10/20/2003	2,000	2,046
1.648% due 11/07/2003 (a)	20,000	19,905
5.750% due 11/10/2003	1,100	1,122
2.088% due 01/20/2004 (a)	390,435	388,468
6.380% due 01/30/2004	4,000	4,129
2.250% due 03/22/2004 (a)	82,500	82,014
1.630% due 04/05/2004 (a)	98,747	97,536
2.050% due 05/10/2004 (a)	149,200	147,732
2.040% due 05/17/2004 (a)	80,400	79,593
1.590% due 05/28/2004 (a)	73,000	72,121
6.850% due 06/17/2004	1,200	1,253
1.798% due 07/20/2004 (a)	19,200	18,901
1.718% due 07/21/2004 (a)	35,300	34,714
1.740% due 07/30/2004 (a)	89,977	88,512
6.625% due 10/15/2005	100	105
6.650% due 11/17/2005	500	520
6.750% due 01/15/2006	565	589
6.125% due 02/01/2007	2,535	2,604
6.150% due 04/05/2007	150	154
6.125% due 01/22/2008	750	765
8.950% due 07/02/2009	7,435	8,189
7.750% due 01/19/2010	445	470
7.250% due 03/02/2011	1,000	1,012
6.875% due 09/15/2011	1,905	1,885
7.000% due 02/01/2012	2,000	1,998
6.875% due 08/28/2012	78,900	77,983
7.430% due 12/01/2021	227	243
8.000% due 11/01/2031	60,625	59,191
General Motors Nova Scotia Finance
6.850% due 10/15/2008	19,240	19,981
Goldman Sachs Group, Inc.
4.125% due 01/15/2008	71,260	73,245

8	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

6.600% due 01/15/2012	$5,000	$5,594
5.700% due 09/01/2012	11,090	11,714
5.250% due 04/01/2013	37,990	38,619
Goldman Sachs Group, L.P.
6.625% due 12/01/2004	275	295
2.050% due 02/09/2009 (a)	10,000	10,026
6.500% due 02/25/2009	140	157
Hartford Life, Inc.
6.900% due 06/15/2004	600	636
Heller Financial, Inc.
1.579% due 04/28/2003 (a)	26,000	26,006
1.609% due 04/28/2003 (a)	73,100	73,118
8.000% due 06/15/2005	700	787
Hertz Corp.
7.000% due 07/15/2003	13,300	13,427
Hitachi Credit America
1.650% due 10/15/2003 (a)	11,500	11,510
Household Capital Trust III
1.640% due 06/26/2004 (a)	27,925	27,693
Household Finance Corp.
1.550% due 06/24/2003 (a)	35,700	35,703
1.690% due 05/28/2004 (a)	170,700	170,063
8.000% due 08/01/2004	225	242
6.500% due 01/24/2006	65	71
7.200% due 07/15/2006	450	504
5.875% due 02/01/2009	70	76
8.000% due 07/15/2010	150	178
6.375% due 11/27/2012	20,000	21,968
HSBC Capital Funding LP
9.547% due 12/31/2049 (a)	76,400	96,149
10.176% due 12/31/2049 (a)	66,160	93,735
HYDI 100
8.750% due 11/15/2007	25,000	25,355
IMEXA Export Trust
10.625% due 05/31/2005	2,460	1,427
J.P. Morgan Chase & Co.
6.700% due 11/01/2007	30	34
6.750% due 02/01/2011	375	416
6.698% due 02/15/2012 (a)	600	621
5.750% due 01/02/2013	90,000	94,467
Jenkins-Empire Associates
6.840% due 08/01/2008	1,929	2,056
John Deere Capital Corp.
6.000% due 02/15/2009	680	748
John Hancock
7.375% due 02/15/2024	360	393
KBC Bank Fund Trust III
9.860% due 11/02/2049 (a)	5,700	7,066
Key Bank USA NA
7.550% due 09/15/2006	350	400
Korea Development Bank
6.625% due 11/21/2003	2,090	2,144
7.125% due 04/22/2004 (a)	320	334
6.750% due 12/01/2005	55	59
7.250% due 05/15/2006	50	55
Landesbank Baden-Wuerttemberg AG
6.350% due 04/01/2012	60,000	68,254
LB Rheinland—PFALZ
6.875% due 02/23/2028	3,400	3,776
Lehman Brothers Holdings, Inc.
7.625% due 06/01/2006 (a)	350	400
8.250% due 06/15/2007	70	83
LG&E Capital Corp.
6.205% due 05/01/2004	1,000	1,037
6.460% due 01/15/2008 (a)	3,000	3,240
Liberty Mutual Insurance
8.200% due 05/04/2007	14,510	15,086
Lion Connecticut Holdings
6.375% due 08/15/2003	200	204
7.250% due 08/15/2023	50	55
Lloyds TSB Bank PLC
1.740% due 08/25/2010 (a)	3,000	3,006
MCN Investment Corp.
7.120% due 01/16/2004	3,750	3,827
Merrill Lynch & Co., Inc.
6.550% due 08/01/2004	2,400	2,556
7.150% due 09/15/2004	360	388
4.540% due 03/08/2005	40	42
7.375% due 05/15/2006	565	638
7.000% due 04/27/2008	100	115
Metropolitan Life Insurance Co.
6.300% due 11/01/2003	6,800	6,996
Monumental Global Funding II
1.540% due 09/26/2003 (a)	8,500	8,511
Morgan Stanley Dean Witter & Co.
6.750% due 04/15/2011	17,200	19,281
7.250% due 04/01/2032	10,000	11,487
Morgan Stanley Group, Inc.
6.375% due 12/15/2003	150	155
5.625% due 01/20/2004	1,200	1,241
6.875% due 03/01/2007	225	253
Morgan Stanley TRACERS
4.186% due 09/15/2011 (a)	171,296	195,330
6.515% due 03/15/2012 (a)	81,250	93,457
National Rural Utilities Cooperative Finance Corp.
6.250% due 04/15/2003	50,000	50,050
1.590% due 07/17/2003 (a)	15,000	14,988
2.830% due 04/26/2004 (a)	138,200	139,297
5.750% due 08/28/2009	1,890	2,040
7.250% due 03/01/2012	80,085	93,242
8.000% due 03/01/2032	70,850	88,080
National Westminster Bank PLC
9.375% due 11/15/2003	200	210
Newcourt Credit Group, Inc.
6.875% due 02/16/2005	7,500	7,905
Nordbanken AB
8.950% due 11/29/2049	28,000	33,889
Osprey Trust
8.310% due 01/15/2049	76,155	11,233

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	9

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

Pacific Life Insurance Co.
7.900% due 12/30/2023	$8,000	$9,206
Parker Retirement Savings Plan
6.340% due 07/15/2008	589	643
Pemex Finance Ltd.
6.125% due 11/15/2003	5,200	5,281
Pemex Project Funding Master Trust
2.890% due 01/07/2005 (a)	152,300	154,368
7.875% due 02/01/2009	3,770	4,161
8.000% due 11/15/2011	100,500	110,299
PNC Funding Corp.
7.000% due 09/01/2004 (a)	20,000	21,390
Popular North America, Inc.
6.625% due 01/15/2004	23,000	23,765
Popular, Inc.
6.375% due 09/15/2003	5,000	5,097
Premium Asset Trust
1.665% due 11/27/2004 (a)	48,900	49,062
1.680% due 10/06/2005 (a)	300	300
1.692% due 09/08/2007 (a)	34,900	34,900
Prime Property Funding II
7.000% due 08/15/2004	110	117
Prudential Funding Corp.
6.375% due 07/23/2006	100	109
6.625% due 04/01/2009	17,000	18,465
Qwest Capital Funding, Inc.
7.000% due 08/03/2009	15,500	11,857
7.250% due 02/15/2011	29,443	22,524
7.750% due 02/15/2031	12,500	8,812
Racers
2.000% due 04/01/2003 (a)	20,000	19,500
2.030% due 04/01/2003 (a)	20,000	19,506
5.560% due 04/28/2003 (a)	45,000	46,102
Reliance Group Holdings, Inc.
9.750% due 11/15/2003 (b)	10,000	350
9.000% due 11/15/2049 (b)	19,000	950
Residential Reinsurance Ltd.
6.415% due 06/01/2004 (a)	88,200	89,190
Rothmans Holdings
6.500% due 05/06/2003	16,890	16,966
Royal Bank of Scotland PLC
8.817% due 03/31/2049	45,400	50,762
9.118% due 03/31/2049	92,400	115,281
7.648% due 08/31/2049	195	231
Salomon Smith Barney Holdings, Inc.
1.713% due 01/22/2004 (a)	10,000	10,021
7.000% due 03/15/2004	100	105
1.680% due 05/04/2004 (a)	13,820	13,855
Sears Roebuck Acceptance Corp.
6.750% due 09/15/2005	3,200	3,346
Societe Generale Real Estate LLC
7.640% due 12/29/2049 (a)	23,000	25,698
Spieker Properties, Inc.
6.800% due 05/01/2004	1,100	1,152
Studio Re Ltd.
6.500% due 07/07/2006 (a)	15,600	15,600
Sun Life of Canada (U.S.)
8.526% due 05/29/2049	250	274
Targeted Return Index Securities Trust
3.489% due 01/15/2012 (a)	18,265	20,291
Transamerica Finance Corp.
7.500% due 03/15/2004	270	284
Travelers Property Casualty Corp.
6.375% due 03/15/2033	8,400	8,333
Trinom Ltd.
5.278% due 12/18/2004 (a)	48,700	49,112
U.S. Bancorp
6.500% due 06/15/2004	600	635
Verizon Global Funding Corp.
5.750% due 04/01/2003	20,600	20,600
6.750% due 12/01/2005	16,135	17,902
7.600% due 03/15/2007	4,000	4,568
6.125% due 06/15/2007	12,520	13,875
7.250% due 12/01/2010	300	349
7.375% due 09/01/2012	50	59
7.750% due 12/01/2030	655	791
Verizon Wireless Capital LLC
1.658% due 12/17/2003 (a)	16,000	15,989
Wachovia Corp.
6.375% due 04/15/2003	200	200
4.950% due 11/01/2006	28,300	30,439
Wells Fargo & Co.
6.625% due 07/15/2004	6,500	6,925
7.250% due 08/24/2005	400	450
6.450% due 02/01/2011	375	430
Wells Fargo Financial, Inc.
6.000% due 02/01/2004	50	52
Wilmington Trust (Tucson)
10.732% due 01/01/2013 (c)	155	155

		7,147,189

Industrials 4.4%
Air Products & Chemicals, Inc.
6.250% due 06/15/2003	2,500	2,525
Akzo Nobel, Inc.
6.000% due 11/15/2003	32,000	32,938
Albertson’s, Inc.
6.550% due 08/01/2004	240	252
7.500% due 02/15/2011	80	93
7.450% due 08/01/2029	20	22
8.000% due 05/01/2031	37,300	43,850
Alcoa, Inc.
6.000% due 01/15/2012	800	871
Allied Waste North America, Inc.
7.375% due 01/01/2004	20,425	20,833
9.250% due 09/01/2012	11,000	11,756
Altria Group, Inc.
7.750% due 01/15/2027	28,000	27,788
Amerada Hess Corp.
7.875% due 10/01/2029	23,760	26,734
7.300% due 08/15/2031	19,800	21,048

10	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

America West Airlines, Inc.
6.870% due 01/02/2017 (a) $	$1,717	$1,326
American Airlines, Inc.
9.850% due 06/15/2008	1,772	368
10.210% due 01/01/2010	12,500	6,221
10.610% due 03/04/2011	1,895	294
6.978% due 04/01/2011	35,036	30,506
7.858% due 10/01/2011	1,900	1,668
9.780% due 11/26/2011	357	127
10.190% due 05/26/2016	3,661	1,273
Amoco Corp.
6.250% due 10/15/2004 (a)	1,000	1,070
Anadarko Petroleum Corp.
5.375% due 03/01/2007	2,250	2,430
Anheuser-Busch Cos., Inc.
6.750% due 08/01/2003	600	611
6.000% due 04/15/2011	95	106
AOL Time Warner, Inc.
6.125% due 04/15/2006	300	314
6.150% due 05/01/2007	290	308
6.875% due 05/01/2012	75,300	80,382
7.625% due 04/15/2031	40,450	43,078
7.700% due 05/01/2032	151,670	163,024
Baxter International, Inc.
9.500% due 06/15/2008	200	240
Boeing Co.
6.350% due 06/15/2003	750	757
6.625% due 02/15/2038	335	330
Bristol-Myers Squibb Co.
5.750% due 10/01/2011	750	806
Campbell Soup Co.
4.750% due 10/01/2003 (a)	700	712
Canadian National Railway Co.
6.450% due 07/15/2006	550	605
6.375% due 10/15/2011	65	73
Canwest Media, Inc.
10.625% due 05/15/2011	3,000	3,319
Cemex S.A. de CV
8.625% due 07/18/2003	48,050	48,907
Coastal Corp.
1.950% due 07/21/2003 (a)	37,700	36,229
6.200% due 05/15/2004	3,000	2,850
6.500% due 05/15/2006	810	709
7.500% due 08/15/2006	9,075	8,031
6.375% due 02/01/2009	9,000	7,200
7.750% due 06/15/2010	15,500	12,710
9.625% due 05/15/2012	9,000	7,830
6.700% due 02/15/2027	400	332
7.420% due 02/15/2037	9,000	6,435
Coca-Cola Enterprises, Inc.
6.000% due 07/15/2003 (a)	250	253
4.000% due 06/01/2005	65	68
5.750% due 11/01/2008	100	112
Colgate-Palmolive Co.
6.000% due 08/15/2003	45	46
Comcast Cable Communications, Inc.
6.375% due 01/30/2006	3,540	3,792
8.375% due 05/01/2007	145	165
6.750% due 01/30/2011	18,580	20,072
Comcast Corp.
6.500% due 01/15/2015	10,000	10,553
ConAgra Foods, Inc.
2.017% due 09/10/2003 (a)	62,100	62,175
Conoco, Inc.
6.950% due 04/15/2029	25	28
Continental Airlines, Inc.
6.410% due 04/15/2007	296	166
6.954% due 08/02/2009	10,829	5,757
7.056% due 09/15/2009	40,409	33,507
7.487% due 10/02/2010	1,215	994
7.730% due 03/15/2011	2,171	876
6.503% due 06/15/2011	9,220	7,597
6.900% due 01/02/2018	1,358	1,100
6.820% due 05/01/2018	6,333	5,025
7.256% due 03/15/2020	25,467	20,869
7.707% due 04/02/2021	3,684	3,017
Continental Cablevision
8.875% due 09/15/2005	500	563
Cox Enterprises, Inc.
2.250% due 05/01/2033 (a)	7,600	7,591
CSC Holdings, Inc.
8.125% due 07/15/2009	3,000	3,082
7.625% due 04/01/2011	7,000	7,052
CSX Corp.
7.450% due 05/01/2007	150	172
6.250% due 10/15/2008	150	167
DaimlerChrysler North America Holding Corp.
7.750% due 05/27/2003	48,000	48,453
1.850% due 08/01/2003 (a)	36,600	36,600
1.570% due 08/21/2003 (a)	41,000	40,957
1.850% due 08/02/2004 (a)	3,400	3,386
1.660% due 08/16/2004 (a)	56,100	55,728
6.900% due 09/01/2004	30	32
4.750% due 01/15/2008	14,030	14,242
7.300% due 01/15/2012	700	783
Delta Air Lines Equipment Trust
9.550% due 01/02/2008 (c)	7,773	3,873
10.430% due 01/02/2011	3,755	1,971
10.140% due 08/14/2012	1,000	515
10.000% due 06/05/2013	10,828	5,576
10.060% due 01/02/2016	6,500	3,347
Delta Air Lines, Inc.
10.570% due 01/02/2007 (c)	11,640	5,801
7.379% due 05/18/2010	8,208	7,676
7.570% due 11/18/2010	41,250	38,994
7.111% due 03/18/2013	60,000	55,928
9.200% due 09/23/2014	6,000	2,835
10.000% due 12/05/2014	5,000	2,575
10.500% due 04/30/2016	27,950	13,480
Devon Energy Corp.
7.950% due 04/15/2032	10,000	12,101

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	11

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

Dex Media East LLC
9.875% due 11/15/2009	$4,000	$4,530
Dow Chemical Co.
6.000% due 10/01/2012	18,900	19,249
7.375% due 11/01/2029	18,100	18,834
Duke Energy Field Services LLC
7.500% due 08/16/2005	6,600	7,088
Duty Free International, Inc.
7.000% due 01/15/2004	175	84
Eastman Chemical Co.
6.375% due 01/15/2004	11,250	11,651
Eastman Kodak Co.
7.250% due 06/15/2005	275	298
Eli Lilly & Co.
5.500% due 07/15/2006	110	120
Enron Corp.
8.000% due 08/15/2005 (b)	3,200	840
Enterprise Products Partners LP
7.500% due 02/01/2011	35	39
Equistar Chemicals LP
10.125% due 09/01/2008	5,000	4,850
Federal Express Corp.
6.845% due 01/15/2019 (a)	770	816
Federal Paper Board Co.
8.875% due 07/01/2012	10,100	12,783
FMC Corp.
6.375% due 09/01/2003	4,000	4,051
Ford Capital BV
9.500% due 06/01/2010	200	203
Ford Motor Co.
7.250% due 10/01/2008	800	767
6.500% due 08/01/2018	50	39
7.450% due 07/16/2031	14,005	10,746
Fortune Brands, Inc.
8.500% due 10/01/2003	500	518
Fred Meyer, Inc.
7.375% due 03/01/2005	38,100	41,190
7.450% due 03/01/2008	100	114
General Motors Corp.
6.250% due 05/01/2005	300	310
Georgia-Pacific Corp.
8.875% due 05/15/2031	6,000	5,130
Gillette Co.
6.250% due 08/15/2003 (a)	750	764
5.750% due 10/15/2005	1,500	1,632
Harrahs Operating Co., Inc.
7.875% due 12/15/2005	9,000	9,652
HCA, Inc.
8.130% due 08/04/2003	7,300	7,421
6.910% due 06/15/2005 (a)	9,500	10,063
6.730% due 07/15/2045	32,560	32,784
Hershey Foods Corp.
7.200% due 08/15/2027	30	36
HMH Properties, Inc.
7.875% due 08/01/2005	1,185	1,167
8.450% due 12/01/2008	6,000	5,820
HNA Holdings, Inc.
6.125% due 02/01/2004	200	207
Honeywell International, Inc.
6.200% due 02/01/2008	500	552
6.125% due 11/01/2011	650	722
Host Marriott LP
9.250% due 10/01/2007	249	249
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	28,860	29,171
International Game Technology
7.875% due 05/15/2004	14,500	15,280
International Paper Co.
1.910% due 06/20/2004 (a)	25,823	25,515
6.750% due 09/01/2011	5,000	5,615
5.850% due 10/30/2012	7,600	8,030
6.875% due 04/15/2029	8,400	8,975
Kerr-McGee Corp.
2.040% due 06/28/2004 (a)	42,550	42,555
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012	6,000	6,890
7.300% due 08/15/2033	27,200	30,084
Kraft Foods, Inc.
4.625% due 11/01/2006	25	26
Kroger Co.
6.750% due 04/15/2012	830	922
6.200% due 06/15/2012	19,200	20,595
7.500% due 04/01/2031	1,600	1,795
Lowe’s Cos., Inc.
8.250% due 06/01/2010	356	441
Lyondell Chemical Co.
9.625% due 05/01/2007	1,500	1,507
9.875% due 05/01/2007	7,000	7,035
9.500% due 12/15/2008	42,500	41,437
Macmillan Bloedel Ltd.
7.700% due 02/15/2026	2,400	2,588
Mandalay Resort Group
6.750% due 07/15/2003	4,500	4,545
9.375% due 02/15/2010	700	737
Marathon Oil Corp.
6.800% due 03/15/2032	10,000	10,369
Martin Marietta Corp.
6.500% due 04/15/2003	50	50
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (c)	1,432	1,628
McDonald’s Corp.
6.500% due 08/01/2007	600	676
Noble Affiliates, Inc.
8.950% due 12/15/2004	11,500	12,084
Norfolk Southern Corp.
7.875% due 02/15/2004	50	53
2.040% due 02/28/2005 (a)	500	503
Northern National Gas Co.
6.875% due 05/01/2005	8,250	8,992
Northrop Grumman Corp.
7.875% due 03/01/2026	10,000	12,211

12	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

7.750% due 02/15/2031	$5,000	$6,148
Northwest Airlines, Inc.
8.970% due 01/02/2015 (a)	1,398	684
PanAmSat Corp.
8.500% due 02/01/2012	6,000	6,210
Park Place Entertainment Corp.
7.950% due 08/01/2003	18,500	18,824
Pemex Project Funding Master Trust
7.375% due 12/15/2014	33,090	34,041
8.625% due 02/01/2022	58,900	62,287
Petroleos Mexicanos
8.850% due 09/15/2007	1,800	2,088
9.375% due 12/02/2008	51,650	60,172
9.250% due 03/30/2018	2,000	2,245
9.500% due 09/15/2027	31,000	35,960
Pharmacia Corp.
5.750% due 12/01/2005	575	628
Philip Morris Cos., Inc.
8.250% due 10/15/2003	1,000	1,021
6.800% due 12/01/2003	76,050	77,228
7.000% due 07/15/2005	15,125	15,603
6.950% due 06/01/2006	9,540	9,948
7.200% due 02/01/2007	37,000	38,239
Qwest Corp.
7.625% due 06/09/2003	30,400	30,552
5.650% due 11/01/2004	6,610	6,379
7.200% due 11/01/2004	8,500	8,500
5.625% due 11/15/2008	5,000	4,575
8.875% due 03/15/2012	114,025	122,007
7.500% due 06/15/2023	25,000	22,125
7.250% due 09/15/2025	16,850	14,828
7.200% due 11/10/2026	2,150	1,870
8.875% due 06/01/2031	7,223	7,187
6.875% due 09/15/2033	22,950	19,507
7.250% due 10/15/2035	5,000	4,325
RH Donnelley Finance Corp.
8.875% due 12/15/2010	2,500	2,769
Safeway, Inc.
6.850% due 09/15/2004	250	265
7.250% due 02/01/2031	10,000	11,260
Sara Lee Corp.
6.300% due 11/07/2005	500	550
Scotia Pacific Co. LLC
7.710% due 01/20/2014	230	151
Sears Roebuck Acceptance Corp.
7.000% due 02/01/2011	630	655
6.500% due 12/01/2028	20	18
Singapore Telecommunications Ltd.
7.375% due 12/01/2031	12,500	13,859
SmithKline Beecham Corp.
7.375% due 04/15/2005	150	166
Sonat, Inc.
6.750% due 10/01/2007	2,000	1,670
7.625% due 07/15/2011	25,120	19,970
Southern National Gas Co.
7.350% due 02/15/2031	200	185
Southwestern Public Service Co.
5.125% due 11/01/2006	700	732
SR Wind Ltd.
6.600% due 05/18/2005 (a)	12,000	12,226
7.100% due 05/18/2005 (a)	13,000	13,245
Systems 2001 Asset Trust
7.156% due 12/15/2011	29,074	30,952
Target Corp.
6.350% due 01/15/2011	500	560
TCI Communications, Inc.
6.375% due 05/01/2003	8,280	8,311
8.650% due 09/15/2004	625	675
8.000% due 08/01/2005	450	491
Telus Corp.
8.000% due 06/01/2011	6,250	6,656
Tenet Healthcare Corp.
6.375% due 12/01/2011	0	0
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	13,400	11,189
TEPPCO Partners LP
6.125% due 02/01/2013	5,000	5,122
Texaco Capital, Inc.
6.000% due 06/15/2005	400	437
Texas Eastern Transmission Corp.
7.300% due 12/01/2010	250	281
Time Warner Entertainment Co. LP
7.250% due 09/01/2008	9,020	10,217
10.150% due 05/01/2012	250	322
9.150% due 02/01/2023	475	547
8.375% due 03/15/2023	670	785
7.570% due 02/01/2024	10,130	10,633
6.950% due 01/15/2028	2,645	2,596
6.625% due 05/15/2029	130	123
Time Warner, Inc.
7.975% due 08/15/2004	18,032	19,199
9.125% due 01/15/2013	27,765	32,814
6.875% due 06/15/2018	140	143
Transocean, Inc.
6.950% due 04/15/2008	500	571
7.500% due 04/15/2031	30,000	35,356
Turner Broadcasting System, Inc.
7.400% due 02/01/2004	3,095	3,181
Tyco International Group S.A.
6.250% due 06/15/2003	5,000	5,050
1.790% due 07/30/2003	3,639	3,577
5.875% due 11/01/2004	23,675	23,557
6.125% due 11/01/2008	2,500	2,362
6.125% due 01/15/2009	100	95
6.750% due 02/15/2011	5,000	4,800
6.375% due 10/15/2011	1,900	1,786
UAL Equipment Trust
11.080% due 05/27/2006	10,249	2,220
Union Camp Corp.
7.000% due 08/15/2006	190	209

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	13

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

Union Pacific Corp.
6.930% due 06/01/2003	$1,000	$1,009
6.625% due 02/01/2008	4,250	4,791
6.625% due 02/01/2029	50	55
Unisys Corp.
9.210% due 01/21/2017	15,900	3,809
United Airlines, Inc.
1.645% due 03/02/2004 (a)	17,730	12,787
9.200% due 03/22/2008	3,380	708
6.201% due 09/01/2008	6,000	4,437
7.730% due 07/01/2010	5,000	3,402
7.186% due 04/01/2011	19,632	14,333
8.030% due 07/01/2011 (b)	465	94
6.932% due 09/01/2011 (a)	10,500	3,158
10.360% due 11/13/2012	7,000	875
6.071% due 03/01/2013	4,493	3,349
10.020% due 03/22/2014 (b)	11,925	2,276
10.850% due 07/05/2014	34,111	4,264
10.850% due 02/19/2015 (b)	3,000	375
10.125% due 03/22/2015 (b)	14,300	2,900
9.060% due 06/17/2015	6,000	1,508
United Technologies Corp.
7.125% due 11/15/2010	450	534
6.350% due 03/01/2011	550	624
US Airways, Inc.
6.850% due 01/30/2018	133	102
Vintage Petroleum, Inc.
7.875% due 05/15/2011	2,000	2,030
Wal-Mart Stores, Inc.
6.500% due 06/01/2003	200	202
Walt Disney Co.
5.125% due 12/15/2003	500	513
4.875% due 07/02/2004	10,000	10,319
4.500% due 09/15/2004	14,200	14,657
5.500% due 12/29/2006	725	770
6.375% due 03/01/2012	10,700	11,521
Waste Management, Inc.
6.375% due 12/01/2003	11,900	12,139
8.000% due 04/30/2004	5,525	5,814
6.500% due 05/15/2004	94,000	96,708
7.375% due 08/01/2010	27,600	31,210
6.375% due 11/15/2012	10,000	10,688
7.100% due 08/01/2026	15,725	16,540
7.750% due 05/15/2032	1,255	1,434
Weyerhaeuser Co.
6.000% due 08/01/2006	30	32
6.750% due 03/15/2012	29,165	32,028
7.950% due 03/15/2025	8,370	9,644
7.375% due 03/15/2032	8,350	9,152
Williams Cos., Inc.
6.500% due 08/01/2006	400	364
7.125% due 09/01/2011	5,000	4,325
8.125% due 03/15/2012	600	528
7.625% due 07/15/2019	35,070	27,881
7.875% due 09/01/2021	85,345	68,276
7.500% due 01/15/2031	15,000	11,700
7.750% due 06/15/2031	21,150	16,497
8.750% due 03/15/2032	137,430	116,128
Witco Corp.
6.600% due 04/01/2003	100	100
Wyeth
6.700% due 03/15/2011	640	726
Young Broadcasting, Inc.
10.000% due 03/01/2011	2,500	2,663

		3,220,869

Utilities 5.7%
AEP Texas Central Co.
2.590% due 02/15/2005 (a)	48,200	48,263
Alabama Power Co.
5.350% due 11/15/2003	1,600	1,639
ALLETE, Inc.
2.690% due 10/20/2003 (a)	79,700	79,617
AT&T Broadband Corp.
8.375% due 03/15/2013	10,678	12,678
AT&T Corp.
6.000% due 03/15/2009	194	195
7.800% due 11/15/2011	103,200	111,278
8.500% due 11/15/2031	299,190	322,701
AT&T Wireless Services, Inc.
7.500% due 05/01/2007	130	145
7.875% due 03/01/2011	1,155	1,294
8.125% due 05/01/2012	51,715	58,647
8.750% due 03/01/2031	16,205	18,647
Baltimore Gas & Electric Co.
6.125% due 07/01/2003	150	152
Bell Atlantic Maryland, Inc.
8.000% due 10/15/2029	1,125	1,393
Bellsouth Savings & Employee Stock Ownership Trust
9.190% due 07/01/2003	112	114
BellSouth Telecommunications, Inc.
6.250% due 05/15/2003	100	101
British Telecom PLC
2.553% due 12/15/2003 (a)	225,960	227,014
7.875% due 12/15/2005	6,800	7,712
7.000% due 05/23/2007	50,000	55,715
8.375% due 12/15/2010	86,200	104,884
8.875% due 12/15/2030	435	560
Carolina Power & Light, Inc.
7.875% due 04/15/2004	6,000	6,369
Central Maine Power Co.
7.430% due 08/25/2003	13,000	13,268
Cingular Wireless, Inc.
7.125% due 12/15/2031	10,000	10,584
Citizens Communications Co.
9.250% due 05/15/2011	24,800	31,205
Cleveland Electric Illuminating Co.
7.375% due 06/01/2003	10,000	10,092
7.670% due 07/01/2004	2,500	2,639
9.500% due 05/15/2005	33,500	33,776

14	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

CMS Energy Corp.
8.375% due 07/01/2003	$15,000	$14,925
7.000% due 01/15/2005	18,325	16,218
Columbus Southern Power Co.
6.850% due 10/03/2005	10,000	10,912
5.500% due 03/01/2013	8,300	8,617
6.600% due 03/01/2033	4,800	5,043
Commonwealth Edison Co.
6.625% due 07/15/2003	1,000	1,015
1.915% due 09/30/2003 (a)	40,000	39,894
Consolidated Edison, Inc.
6.375% due 04/01/2003	1,000	1,000
Consolidated Natural Gas Co.
7.250% due 10/01/2004	43,750	47,165
6.250% due 11/01/2011	15	17
Dominion Resources, Inc.
7.600% due 07/15/2003	35,000	35,542
DTE Energy Co.
7.110% due 11/15/2038 (a)	94,750	96,395
Dynegy Holdings, Inc.
8.750% due 02/15/2012	100,850	71,099
El Paso Corp.
6.950% due 12/15/2007	10,000	8,450
6.750% due 05/15/2009	37,069	30,026
7.000% due 05/15/2011	19,250	15,304
7.875% due 06/15/2012	26,100	21,533
8.050% due 10/15/2030	13,500	9,855
7.800% due 08/01/2031	10,600	7,632
7.750% due 01/15/2032	112,280	80,842
El Paso Electric Co.
9.400% due 05/01/2011	7,455	8,313
El Paso Natural Gas Co.
8.375% due 06/15/2032	21,420	19,706
Entergy Gulf States, Inc.
2.638% due 09/01/2004 (a)	24,800	24,768
Entergy Louisiana, Inc.
8.500% due 06/01/2003	3,000	3,034
Entergy Mississippi, Inc.
2.000% due 05/03/2004 (a)	31,000	30,788
FirstEnergy Corp.
7.375% due 11/15/2031	18,800	19,765
Florida Power & Light Co.
6.875% due 12/01/2005	4,000	4,470
France Telecom S.A.
1.978% due 07/16/2003 (a)	139,900	139,984
8.700% due 03/01/2006 (a)	32,545	36,985
9.250% due 03/01/2011	57,760	69,551
10.000% due 03/01/2031	192,660	251,757
GTE California, Inc.
5.500% due 01/15/2009	100	107
GTE Corp.
6.360% due 04/15/2006	550	606
6.940% due 04/15/2028	5,410	5,859
Hawaiian Electric Industries, Inc.
2.425% due 04/15/2003 (a)	2,400	2,400
Houston Lighting & Power Co.
8.750% due 03/01/2022	10,000	10,382
Hydro—Quebec
1.312% due 09/29/2049 (a)	5,600	4,844
Illinois Power Co.
6.000% due 09/15/2003	6,000	6,090
Indianapolis Power & Light Co.
7.375% due 08/01/2007	225	226
Korea Electric Power Corp.
6.375% due 12/01/2003	220	227
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	5,000	5,195
Mirant Corp.
7.900% due 07/15/2009	175	74
Nevada Power Co.
6.200% due 04/15/2004 (a)	15,000	14,813
New York Telephone Co.
6.250% due 02/15/2004	150	156
6.000% due 04/15/2008	45	49
Niagara Mohawk Power Co.
7.375% due 07/01/2003	39,162	39,672
7.375% due 08/01/2003	1,645	1,677
5.375% due 10/01/2004	175	183
NorAm Energy Corp.
6.375% due 11/01/2003	31,250	31,172
Northern States Power Co.
8.000% due 08/28/2012	14,000	17,339
NRG Energy, Inc.
8.000% due 11/01/2003 (b)	6,000	2,280
NRG Northeast Generating LLC
8.065% due 12/15/2004 (b)	198	187
Ohio Power Co.
7.000% due 07/01/2004 (a)	24,000	25,336
5.500% due 02/15/2013	7,300	7,584
6.600% due 02/15/2033	4,900	5,148
Oncor Electric Delivery Co.
5.000% due 09/01/2007	5,000	5,249
Orange PLC
8.750% due 06/01/2006	360	405
Pacific Bell
7.000% due 07/15/2004	50	53
Pacific Gas & Electric Co.
5.875% due 10/01/2005	100	99
7.250% due 08/01/2026	10,000	9,775
7.057% due 10/31/2049 (a)	33,700	33,195
Pinnacle Partners
8.830% due 08/15/2004	12,000	12,072
PP&L, Inc.
6.550% due 03/01/2006 (a)	500	555
Progress Energy, Inc.
6.550% due 03/01/2004	12,400	12,903
7.100% due 03/01/2011	575	648
6.850% due 04/15/2012	20,000	22,319
7.750% due 03/01/2031	21,440	25,062
7.000% due 10/30/2031	600	644

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	15

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

PSEG Power LLC
7.750% due 04/15/2011	$15,200	$17,564
6.950% due 06/01/2012	22,600	25,064
8.625% due 04/15/2031	20,250	24,945
Public Service Co. of Colorado
6.000% due 04/15/2003	750	751
6.375% due 11/01/2005	350	383
Public Service Electric & Gas Co.
6.250% due 01/01/2007	1,500	1,656
Ras Laffan Liquid Natural Gas
8.294% due 03/15/2014	145	155
SBC Communications, Inc.
5.750% due 05/02/2006	300	328
South Point Energy Corp.
8.400% due 05/30/2012	20,166	15,033
Sprint Capital Corp.
9.500% due 04/01/2003	13,820	13,820
5.700% due 11/15/2003	33,700	34,374
7.900% due 03/15/2005	24,000	25,320
7.125% due 01/30/2006	5,040	5,267
6.000% due 01/15/2007	141,170	143,288
6.125% due 11/15/2008	31,710	31,551
6.375% due 05/01/2009	5,000	5,000
7.625% due 01/30/2011	93,908	96,725
8.375% due 03/15/2012	347,910	372,264
6.900% due 05/01/2019	51,460	47,343
6.875% due 11/15/2028	78,875	69,410
8.750% due 03/15/2032	320,925	332,157
Telekomunikacja Polska S.A.
7.125% due 12/10/2003	13,000	12,982
Toledo Edison Co.
7.875% due 08/01/2004	500	531
TXU Corp.
6.375% due 06/15/2006	2,235	2,313
7.000% due 03/15/2013	16,600	16,965
TXU Eastern Funding Co.
6.450% due 05/15/2005 (b)	15,270	1,145
TXU Electric Co.
8.250% due 04/01/2004	500	530
U.S. West Communications, Inc.
6.000% due 08/01/2007	2,070	1,946
Union Electric Co.
8.000% due 12/15/2022	1,000	1,042
United Telephone Company of the Northwest
6.890% due 07/01/2008 (c)	2,760	2,313
Verizon Florida, Inc.
6.125% due 01/15/2013	45,900	50,251
Verizon New England, Inc.
6.500% due 09/15/2011	35	39
Verizon New York, Inc.
6.875% due 04/01/2012	14,550	16,685
7.375% due 04/01/2032	25,500	30,219
Verizon Pennsylvania
5.650% due 11/15/2011	6,500	6,946
Verizon Wireless Capital LLC
5.375% due 12/15/2006	2,340	2,504
Virginia Electric and Power Co.
5.375% due 02/01/2007	700	753
Vodafone Group PLC
7.750% due 02/15/2010	500	599
7.875% due 02/15/2030	10,000	12,395
6.250% due 11/30/2032	18,270	18,825
Wilmington Trust Co.—Tucson Electric
10.370% due 01/02/2007	6,458	3,218
10.500% due 01/02/2007	5,307	2,645
10.500% due 07/01/2008	365	414
10.732% due 01/01/2013 (c)	991	991
WorldCom, Inc.—WorldCom Group
7.875% due 05/15/2003 (b)	10,700	2,889
6.250% due 08/15/2003 (b)	7,500	2,025
6.400% due 08/15/2005 (b)	15,100	4,077
7.375% due 01/15/2006 (b)	46,800	12,636
7.750% due 04/01/2007 (b)	2,000	540
8.250% due 05/15/2010 (b)	11,500	3,105
7.375% due 01/15/2011 (b)	21,150	5,711
7.500% due 05/15/2011 (b)	72,383	19,543

		4,095,047

Total Corporate Bonds & Notes (Cost $14,414,404)		14,463,105

MUNICIPAL BONDS & NOTES 1.8%
Alabama 0.1%
Alabama State General Obligation Bonds, Series 2001
7.700% due 09/01/2021	$13,228	$13,660
Birmingham, Alabama General Obligation Bonds, (AMBAC Insured), Series 2002
5.000% due 12/01/2027	15,000	15,217
5.000% due 12/01/2032	20,000	20,166
Birmingham, Alabama Water and Sewer System Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 01/01/2043	12,350	12,396

		61,439

Arizona 0.0%
Salt River Project Agricultural Import and Power District Revenue Bonds, Series 2002
4.750% due 01/01/2032	5,000	4,976

California 0.5%
California Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 10/01/2033	14,100	14,378
California State Department of Water Resources Center Valley Project Revenue Bonds, Series 2000
8.570% due 12/01/2029 (a)	2,500	2,579
California State General Obligation Bonds, Series 2003
5.250% due 02/01/2033	36,160	36,712
California State Revenue Anticipation Notes, Series 2002
1.310% due 06/20/2003 (a)	43,000	42,957
2.500% due 06/20/2003	23,800	23,865

16	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

2.500% due 06/27/2003	$38,300	$38,405
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	179,010	165,217
Contra Costa Water District Revenue Bonds, (FSA Insured), Series 2002
5.000% due 10/01/2032	4,235	4,322
Golden State Tobacco Securitization Corporate Revenue Bonds, Series 2003
5.000% due 06/01/2021	2,000	1,995
La Quinta, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2001
5.100% due 09/01/2031	7,645	7,875
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2028	7,300	7,470
Orange County, California Water District Certificate of Participation, (MBIA Insured), Series 2003
5.000% due 08/15/2028	10,000	10,194
San Francisco, California City & County Public Utilities Commission Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 11/01/2032	11,600	11,839

		367,808

Colorado 0.0%
Colorado Springs, Colorado Utilities Revenue Bonds, Series 2002
5.000% due 11/15/2030	15,000	15,217
El Paso County Certificates of Participation, (AMBAC Insured), Series 2002 5.000% due 12/01/2023	2,000	2,059
5.000% due 12/01/2027	2,820	2,878

		20,154

Florida 0.0%
Florida State Board of Education General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 06/01/2027	6,450	6,578
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	7,000	7,122
Tampa, Florida Water and Sewer System Revenue Bonds, Series 2001
5.000% due 10/01/2026	5,000	5,098

		18,798

Illinois 0.1%
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2028	21,000	5,232
Chicago, Illinois General Obligaton Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2027	1,000	1,008
5.000% due 01/01/2034	18,275	18,428
Chicago, Illinois Housing Authority Revenue Bonds, Series 2001
5.375% due 07/01/2016	$500	$533
Cook County, Illinois General Oligation Bonds, (FGIC Insured), Series 2001
5.125% due 11/15/2026	5,000	5,105
Illinois Educational Facilities Authority Revenue Bonds, Series 2001
5.250% due 07/01/2041	5,000	5,136
Illinois State General Obligation Bonds, (MBIA Insured), Series 2002
4.750% due 10/01/2027	25,795	25,391
Metropolitan Pier & Exposition Authority Ill Dedicated State Tax Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 12/15/2028	5,000	5,059
Metropolitan Pier & Exposition Authority Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/15/2042	9,000	9,301
University of Illinois Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 04/01/2030	5,000	5,043

		80,236

Indiana 0.1%
Indianapolis, Indiana Local Public Improvement Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 02/01/2029	5,000	5,073
IPS Multi-School Building Corp. Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/15/2027	13,250	13,419
Marion Country, Indiana School Building Corp. Revenue Bonds, (FGIC Insured), Series 2003
5.250% due 01/15/2028	18,800	19,619
Valparaiso Middle Schools Building Corp. Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 07/15/2024	3,500	3,573

		41,684

Iowa 0.0%
University of Iowa Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.750% due 06/01/2028	5,120	5,060

Massachusetts 0.2%
Massachusetts State Water Pollution Abatement Revenue Bonds, Series 2002
5.000% due 08/01/2032	5,000	5,082
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	63,000	63,840
Massachusetts State Water Resources Authority Revenue Bonds, (FSA Insured), Series 2002
5.250% due 08/01/2017	10,000	11,283

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	17

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

Southbridge Associations Corp. Massachusetts Revenue Bonds, (MBIA-Insured), Series 2000
7.590% due 02/01/2022	$31,105	$36,636

		116,841

Michigan 0.1%
Detroit, Michigan School District General Obligation Bonds, (FGIC Insured), Series 1998
4.750% due 05/01/2028	6,500	6,406
Detroit, Michigan Water Supply Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2034	5,750	5,805
Grosse Pointe, Michigan Public School System General Obligation Bonds, Series 2002
4.875% due 05/01/2027	11,910	11,923
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 10/15/2026	8,500	8,655

		32,789

Minnesota 0.0%
Morris Independent School District General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 02/01/2028	4,000	4,068

Missouri 0.0%
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds, Series 2002
5.000% due 07/01/2023	4,400	4,540

Nebraska 0.0%
Nebraska American Public Energy Agency Revenue Bonds, (AMBAC Insured), Series 2000
7.780% due 12/01/2012	2,400	2,908

Nevada 0.0%
Clark County, Nevada General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 06/01/2031	13,480	13,650

New Jersey 0.2%
Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 2000
10.220% due 01/01/2018 (a)	2,875	3,689
Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 1978
5.800% due 01/01/2018	50	57
New Jersey Tobacco Settlement Funding Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	111,700	102,964
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	12,500	11,786

		118,496

New Mexico 0.0%
University of New Mexico Revenue Bonds, Series 2002
5.000% due 06/01/2032	$10,000	$10,131

New York 0.1%
Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2001
5.000% due 11/15/2031	2,600	2,633
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FSA-CR Insured), Series 2002
5.125% due 06/15/2034	3,500	3,581
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2002
5.000% due 06/15/2029	5,800	5,876
New York State Triborough Bridge and Tunnels Authority Revenue Bonds, Series 2002
5.000% due 11/15/2032	19,315	19,520
New York, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	4,000	4,416

		36,026

Ohio 0.0%
Kettering, Ohio City School District General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 12/01/2030	5,400	5,512
Ohio State Water Development Authority Revenue Bonds, Series 2002
4.750% due 12/01/2027	5,000	4,942

		10,454

Pennsylvania 0.0%
Lower Merion, Pennsylvania School District General Obligation Bonds, Series 2003
5.000% due 05/15/2029	14,975	15,200

South Carolina 0.0%
South Carolina State Public Services Authority Revenue Bonds, (FSA Insured), Series 2002
5.125% due 01/01/2032	17,000	17,353

Texas 0.2%
Austin, Texas Water and Wastewater Utilities Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2028	3,875	3,921
Dallas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 12/01/2026	2,540	2,570
Houston, Texas Water and Sewer System Revenue Bonds, (FSA Insured), Series 2002
5.000% due 12/01/2030	5,000	5,045
Killeen, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
4.750% due 02/15/2028	12,000	11,793

18	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Mesquite, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 08/15/2028	$1,800	$1,817
Pflugerville, Texas General Obligation Bonds, (AMBAC Insured), Series 2003
5.000% due 08/01/2027	2,915	2,948
5.000% due 08/01/2033	5,000	5,044
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	5,000	5,043
Texas State Turnpike Systems Authority Revenue Bonds, Series 2002
5.000% due 06/01/2008	2,000	2,223
University of Texas Revenue Bonds, Series 2003
5.000% due 08/15/2028	20,300	20,479
5.000% due 08/15/2033	45,100	45,607
Wylie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
5.000% due 08/15/2030	5,575	5,620

		112,110

Utah 0.0%
Utah Transit Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 06/15/2032	9,000	9,096

Virginia 0.1%
Fairfax County, Virginia Water Authority Revenue Bonds, Series 2002
5.000% due 04/01/2032	5,025	5,116
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
5.255% due 06/01/2018	9,000	9,001
6.250% due 06/01/2027	42,900	40,163
6.500% due 06/01/2033	21,000	19,245

		73,525

Washington 0.1%
Tacoma, Washington Water Supply System Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2032	7,550	7,619
Washington Energy Northwest Revenue Bonds, Series 2003
5.500% due 07/01/2012	8,900	9,996
5.500% due 07/01/2013	27,100	30,439
5.500% due 07/01/2015	29,800	33,507
Washington State General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 07/01/2027	10,000	10,095

		91,656

Wisconsin 0.0%
Wisconsin State Clean Water Revenue Bonds, Series 2002
8.750% due 06/01/2023 (a)	3,360	3,758

Total Municipal Bonds & Notes (Cost $1,271,916)		1,272,756

U.S. GOVERNMENT AGENCIES 1.6%
Fannie Mae
5.750% due 04/15/2003	165	165
3.625% due 04/15/2004	525	538
4.000% due 12/10/2004	300	302
1.875% due 12/15/2004	405	408
2.875% due 10/15/2005	1,500	1,537
4.500% due 12/13/2005	46,475	46,739
5.500% due 07/18/2006	14,400	14,563
3.250% due 11/15/2007	555	564
6.625% due 11/15/2010	2,100	2,484
5.250% due 08/01/2012	50	52
4.375% due 09/15/2012	275	278
6.500% due 03/25/2043	160,400	168,595
Federal Farm Credit Bank
5.620% due 08/18/2003	100	102
Federal Home Loan Bank
4.500% due 04/25/2003	48,000	48,107
5.870% due 05/12/2003	250	251
5.125% due 09/15/2003	500	509
2.500% due 03/15/2006	315	317
5.850% due 12/12/2006	2,000	2,018
5.850% due 12/13/2006	2,000	2,018
7.615% due 05/02/2007	5,000	5,028
6.495% due 05/15/2008	100	101
6.320% due 05/29/2008	200	202
6.115% due 02/16/2011	100	109
Freddie Mac
5.000% due 05/15/2004	200	208
4.000% due 11/09/2004	10,000	10,029
4.050% due 11/30/2004	20,900	20,995
1.875% due 01/15/2005	245	247
4.500% due 04/15/2005	5,000	5,006
4.375% due 05/09/2005	3,000	3,009
4.050% due 06/21/2005	435	448
5.625% due 06/20/2006	39,000	39,310
3.500% due 09/15/2007	350	360
9.000% due 09/15/2008	37	39
6.375% due 08/01/2011	1,300	1,420
4.500% due 01/15/2013	160	163
6.250% due 07/15/2032	272,875	310,968
Small Business Administration
8.017% due 02/10/2010	86,254	100,686
7.640% due 03/10/2010	60,116	69,149
7.449% due 08/01/2010	98,619	112,816
6.640% due 02/01/2011	19,782	21,900
6.344% due 08/10/2011	5,552	6,059
6.030% due 02/01/2012	34,374	36,733
4.524% due 02/10/2013	32,900	32,739
7.700% due 07/01/2016	517	583
6.950% due 11/01/2016	3,328	3,697
6.700% due 12/01/2016	12,528	13,832
7.150% due 03/01/2017	5,758	6,457
7.500% due 04/01/2017	3,846	4,354
7.190% due 12/01/2019	411	468

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	19

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

7.630% due 06/01/2020	$20,265	$23,463
6.900% due 12/01/2020	8,962	10,101
6.340% due 03/01/2021	29,274	32,225
5.340% due 11/01/2021	15,380	16,187

Total U.S. Government Agencies (Cost $1,119,271)		1,178,638

U.S. TREASURY OBLIGATIONS 13.3%
Treasury Inflation Protected Securities (e)
3.375% due 01/15/2007	126,937	139,711
3.625% due 01/15/2008	42,277	47,331
3.875% due 01/15/2009	601,386	685,393
4.250% due 01/15/2010	270,184	316,031
3.500% due 01/15/2011	495,819	556,867
3.375% due 01/15/2012	100,575	112,518
3.000% due 07/15/2012	70,588	76,831
3.625% due 04/15/2028	13,928	16,374
3.875% due 04/15/2029	477,428	587,088
3.375% due 04/15/2032	317	370
U.S. Treasury Bonds
7.250% due 05/15/2016	137,109	176,292
7.500% due 11/15/2016	1,143,876	1,502,722
8.750% due 05/15/2017	1,128,634	1,636,873
8.875% due 08/15/2017	165,500	242,619
7.250% due 08/15/2022	50	65
5.250% due 02/15/2029	200	209
6.250% due 05/15/2030	500	597
5.375% due 02/15/2031	599	648
U.S. Treasury Notes
5.750% due 04/30/2003	525	527
4.250% due 11/15/2003	300	306
2.000% due 11/30/2004	1,175	1,187
1.625% due 01/31/2005	625	627
1.625% due 03/31/2005	3,324,300	3,332,351
6.500% due 10/15/2006	250	286
6.625% due 05/15/2007	925	1,075
3.000% due 02/15/2008	970	982
4.750% due 11/15/2008	2,000	2,180
6.000% due 08/15/2009	200	232
6.500% due 02/15/2010	655	782
3.875% due 02/15/2013	120	121
U.S. Treasury Strips
0.000% due 05/15/2012	400	276
0.000% due 05/15/2016	150,800	81,341
0.000% due 11/15/2016	70,600	36,656
0.000% due 02/15/2017	215,400	110,052
0.000% due 05/15/2017	54,470	27,533

Total U.S. Treasury Obligations (Cost $9,570,356)		9,695,053

MORTGAGE-BACKED SECURITIES 33.7%
Collateralized Mortgage Obligations 14.7%
ABN AMRO Mortgage Corp.
6.750% due 09/25/2028	3,573	3,619
6.750% due 11/25/2028	$202	$203
6.500% due 06/25/2029 (a)	7,075	7,335
6.500% due 01/25/2032	1,949	1,955
American Southwest Financial Securities Corp.
7.248% due 11/25/2038 (a)	64,185	70,150
Amresco Commercial Mortgage Funding I
7.180% due 06/17/2029	350	383
Aurora Loan Services
2.005% due 05/25/2030 (a)	6,120	6,129
Bank of America Funding Corp.
6.750% due 11/20/2032	1,349	1,350
Bank of America Mortgage Securities, Inc.
6.250% due 07/25/2014	12,211	12,587
6.250% due 08/25/2028	25,000	25,749
6.500% due 05/25/2029 (a)	34,641	35,575
7.250% due 10/25/2029	5,301	5,331
6.630% due 02/25/2031	7,081	7,072
6.500% due 06/25/2031	1,126	1,133
6.234% due 07/25/2031 (a)	293	294
6.750% due 08/25/2031	9,761	9,888
7.000% due 03/25/2032	48,452	49,103
6.373% due 07/25/2032 (a)	73,044	74,467
5.775% due 10/20/2032 (a)	1,518	1,549
Bear Stearns Adjustable Rate Mortgage Trust
4.770% due 11/25/2030 (a)	61,920	63,516
6.912% due 02/25/2031 (a)	3,586	3,635
7.001% due 02/25/2031 (a)	4,035	4,089
6.952% due 06/25/2031 (a)	15,281	15,626
6.688% due 09/25/2031 (a)	8,634	8,640
6.552% due 10/25/2031 (a)	4,954	4,957
6.709% due 11/25/2031 (a)	7,990	8,122
6.823% due 11/25/2031 (a)	8,719	8,787
6.147% due 12/25/2031 (a)	35,235	35,266
6.184% due 12/25/2031 (a)	324	329
6.195% due 12/25/2031 (a)	52,981	53,749
6.295% due 12/25/2031 (a)	80,893	82,086
6.299% due 01/25/2032 (a)	124,962	125,570
6.759% due 01/25/2032 (a)	9,341	9,362
6.401% due 02/25/2032 (a)	29,752	30,212
5.439% due 10/25/2032 (a)	66,727	68,278
5.681% due 01/25/2033 (a)	129,125	128,938
5.430% due 03/25/2033 (a)	66,594	68,000
5.468% due 03/25/2033 (a)	141,784	145,794
Bear Stearns Commercial Mortgage Securities, Inc.
5.910% due 05/14/2008	101	109
5.060% due 12/15/2010	31,601	33,455
7.000% due 03/25/2027	2,904	2,919
7.750% due 06/25/2027	168	168
7.000% due 02/25/2028 (a)	3,199	3,221
6.750% due 04/30/2030	106	111
7.000% due 05/20/2030 (a)	50,230	57,367
6.390% due 06/25/2030 (a)	2,853	2,838
Capco America Securitization Corp.
5.860% due 12/15/2007	35	38

20	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Cendant Mortgage Corp.
6.506% due 11/18/2028 (a)	$6,997	$7,199
1.955% due 08/25/2030 (a)	481	482
Chase Commercial Mortgage Securities Corp.
7.600% due 12/18/2005	44	44
Chase Mortgage Finance Corp.
7.000% due 08/25/2024 (a)	771	770
6.750% due 03/25/2025 (a)	13,547	13,864
6.750% due 10/25/2028	39,000	40,002
6.500% due 02/25/2029	20,000	20,603
6.350% due 07/25/2029	17,602	17,690
6.190% due 12/25/2029 (a)	9,926	10,203
6.221% due 12/25/2029 (a)	66,492	67,644
7.750% due 08/25/2030	9,116	9,105
Chemical Mortgage Securities, Inc.
7.250% due 01/25/2026	1,726	1,725
Citicorp Mortgage Securities, Inc.
6.605% due 10/25/2022 (a)	4,555	4,518
6.250% due 04/25/2024	11,796	12,103
6.250% due 08/25/2024	105	107
7.250% due 10/25/2027	4,404	4,475
6.750% due 09/25/2028	9,062	9,212
6.500% due 10/25/2028	36,098	37,147
7.000% due 11/25/2028	11,000	11,130
7.000% due 09/25/2030	7,528	7,717
7.500% due 10/25/2030	2,868	2,868
7.000% due 02/25/2031	21,907	22,367
6.500% due 03/25/2031	4,543	4,667
7.000% due 03/25/2031	12,144	12,508
6.000% due 06/25/2032	15,923	16,365
CMC Securities Corp.
7.250% due 11/25/2027	3,461	3,495
6.750% due 05/25/2028	3,840	3,867
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	2,837	2,845
Collateralized Mortgage Securities Corp.
8.750% due 04/20/2019	169	170
8.800% due 04/20/2019	127	128
COMM Mortgage Trust
6.145% due 02/15/2008	9,364	10,073
Commercial Mortgage Acceptance Corp.
7.030% due 05/15/2009	75	87
Commercial Mortgage Asset Trust
7.546% due 01/17/2010	500	591
6.975% due 04/17/2013	145	170
Countrywide Alternative Loan Trust
7.000% due 10/25/2031	16,718	16,839
6.750% due 12/25/2031	13,071	13,113
Countrywide Funding Corp.
6.625% due 02/25/2024	24,192	24,412
6.750% due 03/25/2024	14,506	14,731
6.875% due 03/25/2024	1,917	1,915
Countrywide Home Loans, Inc.
6.250% due 08/25/2014 (a)	3,309	3,424
6.750% due 11/25/2025	13,577	13,662
6.750% due 11/25/2028	5,000	5,121
6.500% due 01/25/2029	24,978	25,596
6.500% due 03/25/2029 (a)	21,744	22,400
7.750% due 10/25/2030	26,000	26,389
6.068% due 07/19/2031 (a)	2,905	2,923
6.050% due 10/25/2031	3,867	3,922
6.095% due 03/19/2032	15,978	16,452
1.805% due 06/25/2032 (a)	18,587	18,617
6.500% due 08/25/2032 (a)	32,980	33,172
5.360% due 09/19/2032 (a)	10,084	10,304
Credit-Based Asset Servicing & Securitization LLC
1.685% due 10/25/2028 (a)	3,882	3,889
1.715% due 09/25/2029 (a)	484	484
1.625% due 02/25/2030 (a)	19,251	19,197
1.645% due 01/25/2032 (a)	34,859	34,902
Crusade Global Trust
1.670% due 02/15/2030 (a)	35,056	35,095
CS First Boston Mortgage Securities Corp.
6.750% due 01/15/2008	11,098	11,171
7.290% due 09/15/2009	335	391
6.000% due 06/25/2017	14,004	14,366
6.750% due 09/25/2028	6,960	7,087
6.750% due 12/27/2028	15,001	15,451
7.500% due 03/25/2031	17,372	17,897
1.905% due 06/25/2031 (a)	16,653	16,698
1.655% due 08/25/2031 (a)	1,993	1,992
1.855% due 11/25/2031 (a)	1,331	1,334
6.169% due 12/25/2031	30,801	31,221
1.705% due 02/25/2032 (a)	11,208	11,100
1.666% due 03/25/2032 (a)	8,934	8,837
6.248% due 04/25/2032 (a)	61,758	63,592
1.695% due 05/25/2032 (a)	76,488	76,484
5.500% due 09/25/2032	24,658	25,169
6.400% due 01/17/2035	56	56
DLJ Commercial Mortgage Corp.
1.597% due 05/05/2003 (a)	7,102	7,106
7.300% due 06/10/2032	515	603
DLJ Mortgage Acceptance Corp.
7.580% due 02/12/2006 (a)	2,613	2,754
6.445% due 08/01/2021 (a)(c)	2,296	2,330
8.000% due 03/25/2022	63	63
6.950% due 12/25/2022 (a)	461	462
6.836% due 03/25/2023 (a)	77	78
7.684% due 03/25/2024 (a)	58	58
7.557% due 05/25/2024 (a)	41	41
7.907% due 10/25/2024 (a)	174	174
1.805% due 06/25/2026 (a)	606	607
6.850% due 12/17/2027	913	913
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017	272	275
DVI Business Credit Receivable Corp. III
1.960% due 10/15/2003 (a)	550	553
E-Trade Bank Mortgage-Backed Securities Trust
7.174% due 09/25/2031	14,797	14,838

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	21

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

Fannie Mae
5.500% due 12/25/2005	$150	$153
7.000% due 05/25/2006	98	102
7.500% due 05/25/2007	111	112
6.500% due 08/25/2007	1,573	1,609
6.740% due 08/25/2007	425	478
6.270% due 09/25/2007	3,000	3,213
7.000% due 10/25/2007	121	127
6.500% due 12/25/2007	3,214	3,299
6.250% due 01/25/2008	47,269	51,607
6.500% due 05/25/2008	278	292
10.500% due 08/25/2008	1,617	1,628
14.648% due 09/25/2008 (a)	1,345	1,535
4.000% due 02/25/2009	64	65
6.000% due 02/25/2009	1,124	1,201
6.500% due 02/25/2009	27	28
6.500% due 03/25/2009	83	86
5.000% due 01/25/2012	230	235
6.370% due 02/25/2013	28,500	31,512
6.500% due 04/25/2013	75	79
5.500% due 11/25/2013	428	437
8.000% due 12/25/2016 (a)	79	88
1.805% due 03/25/2017	1,695	1,698
11.000% due 11/25/2017	559	652
9.250% due 04/25/2018	74	84
9.300% due 05/25/2018	308	349
1.862% due 06/25/2018 (a)	1	1
9.500% due 06/25/2018	243	276
5.750% due 09/25/2018	200	204
9.500% due 06/25/2019	597	681
9.300% due 08/25/2019 (a)	30	34
7.500% due 12/25/2019	6,442	7,052
9.000% due 12/25/2019	2,408	2,719
7.000% due 03/25/2020	502	543
7.500% due 05/25/2020	1,114	1,213
6.000% due 07/25/2020	67	69
9.000% due 09/25/2020	1,071	1,200
8.000% due 12/25/2020	8,305	8,485
8.750% due 01/25/2021	1,232	1,372
9.000% due 01/25/2021	2,100	2,349
9.000% due 03/25/2021	209	235
6.500% due 06/25/2021	2,848	2,992
8.000% due 07/25/2021	5,613	6,154
8.500% due 09/25/2021	1,950	2,159
7.000% due 10/25/2021	3,901	4,175
5.000% due 12/25/2021	436	440
4.000% due 01/25/2022	16	16
7.750% due 01/25/2022	9,266	10,200
6.250% due 03/25/2022	5,671	5,782
6.550% due 03/25/2022	77	78
7.000% due 04/25/2022	16,187	17,131
7.375% due 05/25/2022	8,021	8,586
7.500% due 05/25/2022	1,322	1,407
7.000% due 06/25/2022	548	594
8.000% due 06/25/2022	4,530	4,975
7.000% due 07/25/2022	2,618	2,856
7.500% due 07/25/2022	586	625
8.000% due 07/25/2022	30,457	33,499
6.500% due 10/25/2022	4,760	4,973
7.800% due 10/25/2022	1,282	1,403
6.500% due 03/25/2023	1,005	1,031
7.000% due 03/25/2023	16,924	17,273
6.900% due 05/25/2023	189	203
7.000% due 06/25/2023	879	996
6.000% due 08/25/2023	13,813	14,621
6.750% due 09/25/2023	3,072	3,085
8.930% due 09/25/2023	55	54
6.500% due 10/25/2023	10,127	10,615
6.750% due 10/25/2023	707	782
6.500% due 12/25/2023	182	193
5.000% due 01/25/2024	245	256
6.500% due 01/25/2024	3,086	3,085
6.500% due 02/25/2024 (a)	5,150	5,605
7.000% due 03/25/2024 (a)	252	256
6.000% due 06/25/2024	340	349
6.500% due 08/17/2024	17,000	18,456
6.000% due 12/25/2024	153	153
4.750% due 01/25/2025	155	158
6.000% due 01/25/2025	130	133
1.655% due 02/25/2025 (a)	2,800	2,805
7.500% due 11/17/2025 (a)	289	316
7.000% due 02/15/2026	0	0
6.500% due 05/25/2026	150	154
6.500% due 09/18/2026	49	50
7.000% due 12/18/2026	19,420	20,562
6.000% due 12/25/2026	170	177
8.500% due 02/17/2027	1,674	1,812
6.000% due 03/25/2027	320	333
5.000% due 04/18/2027	599	610
6.000% due 05/17/2027	5,470	5,827
7.000% due 06/18/2027	684	749
6.500% due 07/18/2027	203	216
7.500% due 08/20/2027	3,036	3,246
5.750% due 12/20/2027	11,103	11,622
7.000% due 12/20/2027	14,729	15,622
6.000% due 02/25/2028	200	209
1.700% due 04/18/2028 (a)	1,173	1,177
6.500% due 06/25/2028	4,700	4,918
6.000% due 07/18/2028	10,045	10,604
6.500% due 07/18/2028	67,412	71,520
9.210% due 09/25/2028 (a)	6,120	6,839
6.500% due 10/25/2028	40,000	41,825
6.250% due 02/25/2029	3,500	3,679
6.000% due 04/25/2029	3,051	3,050
7.500% due 04/25/2029	756	828
7.500% due 06/19/2030	184	201
8.500% due 06/25/2030	12,712	15,201
1.805% due 08/25/2030 (a)	16,064	16,085
1.755% due 09/25/2030 (a)	770	770
1.750% due 10/18/2030 (a)	11,274	11,280

22	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

7.000% due 11/25/2030	$15,389	$16,566
6.000% due 05/25/2031	37,977	38,973
6.500% due 07/25/2031	13,863	14,929
7.500% due 07/25/2031	720	790
6.500% due 09/25/2031	13,297	14,073
6.500% due 10/03/2031	11,025	11,646
6.500% due 10/25/2031	60,009	63,460
6.000% due 11/25/2031	39,082	39,954
6.500% due 11/25/2031	22,260	23,796
6.000% due 12/25/2031	35,200	35,960
6.500% due 06/25/2032	16,871	17,787
5.500% due 09/25/2032	2,065	1,941
6.000% due 09/25/2032	35,897	36,605
6.500% due 01/01/2033	151,268	160,864
5.500% due 04/25/2033	15,700	15,197
6.390% due 05/25/2036	36,159	36,986
7.405% due 01/17/2037	16,130	18,186
6.500% due 06/17/2038	5,000	5,384
6.500% due 09/17/2038	6,515	6,815
6.300% due 10/17/2038 (a)	18,952	20,198
Federal Housing Administration
6.997% due 09/01/2019	1,961	2,095
7.430% due 01/01/2020	2,293	2,458
7.430% due 08/01/2020	641	687
7.430% due 12/01/2023	2,494	2,673
7.675% due 09/01/2030	5,804	6,590
7.125% due 12/01/2035	6,589	6,887
FFCA Secured Lending Corp.
7.850% due 10/18/2017	29,600	32,495
First Chicago Lennar Trust
8.111% due 05/25/2008 (a)	275	270
First Commonwealth Savings & Loan Association
10.375% due 04/01/2005	9	10
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030	89	90
6.750% due 02/25/2031	62,316	63,842
7.000% due 02/25/2031	11,370	11,364
First Interstate Bancorp
8.875% due 01/01/2009 (c)	77	82
9.125% due 01/01/2009 (a)(c)	5	5
First Nationwide Trust
6.500% due 03/25/2029	4,400	4,760
8.000% due 10/25/2030	265	271
6.750% due 08/21/2031	112,133	115,343
8.500% due 08/25/2031	138	143
1.905% due 09/25/2031 (a)	1,891	1,896
First Union Residential Securitization, Inc.
7.000% due 04/25/2025	331	340
6.750% due 08/25/2028	60	60
Freddie Mac
6.750% due 10/15/2003 (a)	2,097	2,117
7.000% due 10/15/2003	666	674
7.000% due 12/15/2003	22	23
10.150% due 04/15/2006	1	1
7.500% due 02/15/2007	265	276
7.500% due 04/01/2007	4	4
7.750% due 04/01/2007	3	3
8.000% due 10/01/2007	19	20
6.250% due 10/15/2007	3,293	3,381
13.675% due 06/15/2008 (a)	5	5
6.000% due 11/15/2008 (a)	183	194
6.200% due 12/15/2008	5,237	5,580
8.500% due 03/01/2009	55	60
6.000% due 03/15/2009	265	283
7.000% due 06/01/2010	5	5
7.550% due 03/15/2012	26	26
11.875% due 06/15/2013	50	51
6.000% due 11/15/2014	400	415
6.500% due 12/15/2014	570	602
6.000% due 06/15/2015	1,500	1,560
10.100% due 09/01/2016	216	249
7.500% due 11/15/2016	7,473	7,584
5.500% due 05/15/2018	116	117
10.000% due 11/15/2019	39	40
9.000% due 09/15/2020	25	26
5.000% due 10/15/2020	243	244
8.900% due 11/15/2020	4,943	4,949
9.500% due 11/15/2020	1,268	1,269
6.000% due 12/15/2020	90	91
6.250% due 12/15/2020	121	122
7.000% due 12/15/2020	79	82
8.750% due 12/15/2020	490	503
9.000% due 12/15/2020	1,094	1,122
9.500% due 01/15/2021	775	783
6.000% due 04/15/2021	200	203
8.000% due 04/15/2021 (a)	34	34
8.500% due 06/15/2021 (a)	9,695	10,088
5.500% due 07/15/2021	255	259
6.950% due 07/15/2021	191	195
9.000% due 07/15/2021	1,000	1,062
6.950% due 08/15/2021	54	56
9.500% due 08/15/2021	641	664
4.500% due 09/15/2021	121	122
6.000% due 09/15/2021	200	204
6.500% due 09/15/2021	366	374
7.000% due 09/15/2021	45	48
5.750% due 10/15/2021	1,561	1,561
8.000% due 12/15/2021	8,669	9,212
6.850% due 01/15/2022	8	8
7.000% due 03/15/2022	166	167
7.500% due 04/15/2022	238	241
8.250% due 06/15/2022	1,691	1,810
6.650% due 07/15/2022	481	491
7.000% due 07/15/2022	4,935	5,180
8.500% due 10/15/2022	2,774	2,901
6.000% due 11/15/2022	220	229
6.250% due 11/15/2022	200	208
6.500% due 11/15/2022	100	105
7.000% due 12/15/2022	21,000	21,764
7.500% due 01/15/2023	21,130	22,524

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	23

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

6.500% due 02/15/2023	$1,250	$1,289
7.500% due 05/01/2023	327	352
5.750% due 06/15/2023	42	42
6.500% due 07/15/2023	546	548
7.000% due 07/15/2023	2,285	2,483
7.500% due 07/15/2023 (a)	395	413
6.500% due 08/15/2023	187	200
5.500% due 09/15/2023	150	154
3.840% due 10/25/2023 (a)	4,569	4,756
7.410% due 10/25/2023	914	931
6.500% due 11/15/2023	6,538	6,714
6.250% due 01/15/2024	26	26
6.500% due 01/15/2024	35	38
5.000% due 02/15/2024	116	118
6.500% due 02/15/2024	5	5
6.500% due 03/15/2024	376	396
7.499% due 03/15/2024	7,647	7,802
8.000% due 04/25/2024	281	311
6.250% due 05/15/2024	3,649	3,684
6.000% due 07/17/2024	82	83
8.500% due 08/01/2024	583	636
5.750% due 09/15/2024	14	14
6.500% due 09/15/2024	149	151
8.000% due 09/15/2024	16,236	17,688
8.500% due 11/01/2024	258	281
5.500% due 11/15/2024	3,543	3,557
5.650% due 11/15/2024	32	33
6.000% due 11/15/2024	130	134
6.000% due 12/15/2024	220	226
5.750% due 01/15/2025	200	207
1.730% due 02/15/2025 (a)	1,483	1,484
5.835% due 03/15/2025	2,655	2,664
6.500% due 05/15/2025	154	156
5.750% due 06/15/2025	100	103
7.000% due 09/17/2025	2	2
6.000% due 12/15/2025	77	77
6.500% due 03/15/2026	110	113
6.000% due 08/15/2026	2,400	2,455
4.523% due 10/01/2026 (a)	1,274	1,324
6.000% due 11/15/2026	550	574
6.250% due 11/15/2026	700	719
6.000% due 12/15/2026	132	133
6.000% due 02/15/2027	250	259
6.250% due 02/15/2027	678	687
6.500% due 03/15/2027	29,964	31,279
7.500% due 03/17/2027	15,041	15,902
4.890% due 05/01/2027 (a)	69	72
5.500% due 06/15/2027	150	156
6.000% due 06/15/2027	23	23
6.500% due 06/15/2027	11,952	12,678
7.500% due 06/20/2027	38,961	42,052
6.000% due 07/15/2027	100	106
6.500% due 08/15/2027	18,394	19,080
6.500% due 09/15/2027	73,000	75,675
6.500% due 10/15/2027	32,300	33,832
6.000% due 11/15/2027	665	694
5.750% due 01/15/2028	109	111
6.500% due 01/25/2028	8,691	9,230
6.250% due 03/15/2028	10,000	10,580
6.500% due 04/15/2028	165,401	177,209
6.500% due 05/15/2028	65,688	69,757
6.500% due 06/15/2028	72,106	76,905
6.500% due 06/20/2028	27,507	29,461
6.500% due 07/15/2028	112,706	119,987
6.100% due 08/15/2028	9	9
6.500% due 08/15/2028	443,459	473,487
7.000% due 11/15/2028	9,000	9,546
6.000% due 12/01/2028	386	401
6.000% due 12/15/2028	24,891	26,253
6.250% due 12/15/2028	1,955	2,092
6.500% due 12/15/2028	8,298	8,881
6.000% due 01/15/2029	48,763	50,958
6.500% due 01/15/2029	27,901	29,957
6.000% due 02/15/2029 (a)	4,498	4,749
6.000% due 03/15/2029	434	434
6.500% due 03/15/2029 (a)	57,547	61,580
6.500% due 04/15/2029	15,146	16,066
6.500% due 06/01/2029	268	279
8.000% due 09/15/2029	9,253	10,651
1.630% due 12/15/2029 (a)	394	393
7.500% due 01/15/2030	7,860	8,673
7.500% due 02/01/2030	79	84
7.250% due 05/15/2030	1,174	1,221
7.500% due 07/15/2030	1,000	1,062
7.000% due 08/15/2030	14,894	15,763
7.500% due 08/15/2030	27,415	29,553
1.780% due 09/15/2030 (a)	2,212	2,221
7.000% due 09/15/2030 (a)	34,945	37,269
7.000% due 10/15/2030	23,363	25,211
7.500% due 10/15/2030	32,766	35,647
1.730% due 11/15/2030 (a)	363	363
6.500% due 04/15/2031	11,947	12,711
6.000% due 06/15/2031	8,439	8,762
5.500% due 07/15/2031	30,593	31,406
6.500% due 08/15/2031	17,852	19,103
6.000% due 12/15/2031	10,504	11,104
6.500% due 06/15/2032	17,847	19,012
6.000% due 07/15/2032	32,990	33,520
6.500% due 07/15/2032	10,442	11,238
4.617% due 08/15/2032 (a)	17,778	17,668
6.000% due 08/15/2032	22,937	23,396
6.000% due 09/15/2032	6,594	6,743
5.500% due 11/15/2032	10,694	10,142
Fund America Investors Corp. II
6.307% due 06/25/2023 (a)	1,181	1,202
GE Capital Mortgage Services, Inc.
6.250% due 07/25/2029	84,813	85,866
General Electric Capital Mortgage Services, Inc.
6.500% due 09/25/2023	1,175	1,180
6.500% due 12/25/2023 (a)	8,631	8,671

24	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

6.500% due 01/25/2024 (a)	$3,895	$3,923
6.000% due 02/25/2024	8,328	8,534
6.500% due 02/25/2024	13,985	14,259
6.500% due 03/25/2024 (a)	8,376	8,452
6.500% due 04/25/2024	57,383	58,141
6.750% due 06/25/2028	20,517	21,087
6.750% due 10/25/2028	11,821	12,080
6.250% due 12/25/2028	53,185	54,449
6.500% due 12/25/2028	19,500	19,905
6.350% due 05/25/2029	6,286	6,414
6.500% due 05/25/2029	9,858	10,142
6.750% due 05/25/2029	20,000	20,545
6.500% due 07/25/2029 (a)	95,240	98,118
7.000% due 09/25/2029	12,602	12,951
GMAC Commercial Mortgage Securities, Inc.
7.860% due 11/15/2006	250	258
6.150% due 11/15/2007	135	144
6.974% due 05/15/2008	23,239	25,779
8.950% due 08/20/2017	265	293
6.570% due 09/15/2033	29,457	32,135
GMAC Commercial Mortgage Corp.
2.007% due 09/20/2004 (a)	5,845	5,837
GMAC Mortgage Corp. Loan Trust
7.500% due 05/25/2030	10,834	10,897
7.198% due 11/25/2030 (a)	83	80
Goldman Sachs Mortgage Corp.
6.000% due 12/31/2007 (c)	6,169	6,763
Government Lease Trust
6.390% due 05/18/2007	10,000	11,034
4.000% due 05/18/2011	35,750	33,997
6.480% due 05/18/2011	14,000	15,776
Government National Mortgage Association
8.000% due 06/20/2025	81	87
7.000% due 10/20/2025 (a)	7,000	7,371
1.830% due 12/16/2025 (a)	853	858
6.000% due 03/20/2026	1,500	1,523
7.000% due 03/20/2026	226	228
7.500% due 07/16/2027	33,230	35,140
6.500% due 04/20/2028	13,754	14,790
6.500% due 06/20/2028	43,107	46,657
6.750% due 06/20/2028	26,158	27,855
7.250% due 07/16/2028	30	33
6.500% due 07/20/2028	73,379	79,277
6.500% due 09/20/2028	47,926	51,814
4.500% due 11/16/2028	28,981	27,443
4.500% due 12/20/2028	19,082	17,959
6.500% due 01/20/2029 (a)	32,752	35,056
7.000% due 02/16/2029	6,815	7,449
6.500% due 03/20/2029 (a)	16,259	17,380
8.000% due 03/20/2029	3,603	3,650
6.000% due 05/20/2029	12,579	13,205
7.500% due 11/20/2029	2,694	3,003
7.000% due 01/16/2030	7,687	8,453
1.780% due 02/16/2030 (a)	17,647	17,760
1.880% due 02/16/2030 (a)	16,683	16,801
1.930% due 02/16/2030 (a)	9,179	9,250
7.500% due 02/20/2030	25,188	27,114
1.683% due 06/20/2030 (a)	2,454	2,463
7.500% due 08/20/2030	14,862	15,771
1.783% due 09/20/2030 (a)	3,084	3,096
7.500% due 09/20/2030	6,028	6,539
1.730% due 10/16/2030 (a)	12,720	12,780
7.000% due 10/16/2030	29,806	32,464
6.500% due 03/20/2031	6,831	7,235
6.000% due 06/16/2032	18,826	19,905
6.000% due 07/20/2032	8,987	9,189
6.500% due 07/20/2032	3,132	3,324
6.750% due 10/16/2040	27,820	30,427
GS Mortgage Securities Corp.
6.526% due 08/15/2011 (a)	15,700	17,496
6.624% due 05/03/2018	55,900	61,912
6.044% due 08/15/2018	21,418	23,476
GSR Mortgage Loan Trust
6.000% due 03/25/2032	6,988	7,182
G-Wing Ltd.
3.981% due 05/06/2004 (a)	45,150	44,495
Harborview Mortgage Loan Trust
7.470% due 08/19/2030	6,125	6,238
Headlands Mortgage Securities, Inc.
7.155% due 12/25/2012 (a)	80	80
Home Savings of America
8.464% due 08/01/2006 (a)	8	8
4.302% due 05/25/2027 (a)	1,289	1,306
Housing Securities, Inc.
7.000% due 05/25/2023	2,649	2,674
ICI Funding Corp. Secured Assets Corp.
7.250% due 09/25/2027	5,925	5,988
7.750% due 03/25/2028 (a)	1,550	1,556
IMPAC CMB Trust
1.725% due 12/15/2030 (a)	20,902	20,944
1.585% due 11/25/2031 (a)	18,989	18,997
Imperial CMB Trust
6.650% due 11/25/2029	258	258
Imperial Savings Association
8.230% due 01/25/2017 (a)	29	29
8.854% due 07/25/2017 (a)	95	95
Independent National Mortgage Corp.
2.905% due 07/25/2025 (a)	803	803
Indymac Adjustable Rate Mortgage Trust
6.568% due 08/25/2031 (a)	5,605	5,726
6.432% due 01/25/2032 (a)	39,145	39,509
6.446% due 01/25/2032 (a)	7,864	7,925
International Mortgage Acceptance Corp.
12.250% due 03/01/2014	170	183
J.P. Morgan Commercial Mortgage Finance Corp.
8.228% due 02/25/2028 (a)	1,615	1,818
7.069% due 09/15/2029	28	30
LB Commercial Conduit Mortgage Trust
6.330% due 11/18/2004	21	21
Lehman Large Loan Trust
6.790% due 06/12/2004	20	21

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	25

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

Long Beach Mortgage Loan Trust
8.396% due 01/20/2017 (a)	$48,984	$53,551
Master Adjustable Rate Mortgages Trust
6.175% due 10/25/2032	34,766	35,508
Mellon Residential Funding Corp.
6.110% due 01/25/2029	9,805	9,868
6.580% due 07/25/2029 (a)	28,898	28,890
1.773% due 10/20/2029 (a)	30,358	30,781
Merrill Lynch Mortgage Investors, Inc.
6.439% due 06/15/2021 (a)	1,034	1,062
6.589% due 06/15/2021 (a)	3,114	3,399
6.849% due 06/15/2021 (a)	2,922	3,198
7.209% due 06/15/2021 (a)	649	705
1.583% due 01/20/2030 (a)	548	548
5.650% due 12/15/2030	5,712	6,003
MLCC Mortgage Investors, Inc.
1.530% due 09/15/2026 (a)	10,950	10,935
Morgan Stanley Capital I
5.990% due 03/15/2005	31	31
6.190% due 01/15/2007	10,780	11,473
6.170% due 10/03/2008	750	832
6.160% due 04/03/2009 (a)	10,254	10,975
7.460% due 02/15/2020	3,967	3,984
6.860% due 07/15/2029 (a)	91	91
6.220% due 06/01/2030	33	35
6.590% due 10/03/2030 (a)	2,520	2,643
Mortgage Capital Funding, Inc.
7.800% due 04/15/2006 (a)	500	569
7.008% due 09/20/2006	15,545	17,326
6.001% due 11/18/2031	51	55
Mortgage Obligation Structured Trust
7.700% due 10/25/2018	8,902	8,909
NationsBanc Montgomery Funding Corp.
6.750% due 06/25/2028	10,000	10,300
6.500% due 07/25/2028	14,470	14,954
6.750% due 08/25/2028	20,009	20,253
6.250% due 10/25/2028	7,000	7,210
Nationslink Funding Corp.
6.654% due 02/10/2006	20,624	22,332
1.675% due 04/10/2007 (a)	10,433	10,464
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030	12,327	13,190
Nomura Asset Securities Corp.
7.120% due 04/13/2036	460	513
Norwest Asset Securities Corp.
6.750% due 12/25/2012 (a)	2,472	2,470
6.500% due 04/25/2013	13,027	13,254
6.500% due 06/25/2013	7,283	7,423
7.500% due 03/25/2027	336	336
6.250% due 09/25/2028	195	198
6.750% due 10/25/2028	37,627	38,297
6.500% due 12/25/2028	39,751	40,091
6.000% due 01/25/2029	4,918	4,919
6.500% due 02/25/2029	62,012	63,732
6.200% due 04/25/2029 (a)	68,270	69,839
6.500% due 04/25/2029	26,751	27,528
6.250% due 05/25/2029	139	140
6.500% due 06/25/2029 (a)	46,178	46,597
6.500% due 10/25/2029	1,923	1,979
7.000% due 11/25/2029	14,453	14,676
Norwest Integrated Structured Assets, Inc.
7.000% due 09/25/2029	4,109	4,148
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018	208	210
Paine Webber Mortgage Acceptance Corp.
6.000% due 04/25/2009	6,136	6,226
PHH Mortgage Services Corp.
7.177% due 11/18/2027 (a)	537	563
PNC Mortgage Securities Corp.
6.750% due 06/25/2016 (a)	1,067	1,066
7.000% due 10/25/2027	3,737	3,733
6.750% due 12/25/2027	7,230	7,266
6.976% due 02/25/2028	3,224	3,228
7.000% due 02/25/2028	14,454	14,494
7.000% due 05/25/2028	952	964
6.750% due 07/25/2028	3,518	3,613
6.750% due 09/25/2028	3,980	4,075
6.750% due 10/25/2028	21,453	21,852
6.500% due 12/25/2028	2,522	2,536
6.750% due 12/25/2028	21,698	22,350
6.250% due 01/25/2029	9,257	9,571
6.500% due 01/25/2029	1,206	1,231
6.300% due 03/25/2029	9,955	10,274
6.200% due 06/25/2029 (a)	26,116	26,705
6.300% due 06/25/2029	15,992	16,109
6.500% due 06/25/2029 (a)	48,393	50,147
7.000% due 06/25/2030	11,303	11,754
1.755% due 12/25/2030 (a)	3,335	3,340
7.500% due 02/25/2031	4,864	4,954
7.500% due 05/25/2040 (a)	277	277
PNC Mortgage Trust
8.250% due 03/25/2030	11,861	12,188
Prudential Home Mortgage Securities
7.400% due 11/25/2007	510	509
7.000% due 01/25/2008	10,820	10,809
6.500% due 07/25/2008	4,511	4,521
6.750% due 07/25/2008	35	35
6.000% due 01/25/2009	32	32
6.950% due 11/25/2022	222	222
6.750% due 10/25/2023	8,949	8,955
5.900% due 12/25/2023	267	268
6.500% due 01/25/2024	1,525	1,558
6.250% due 04/25/2024	14,672	15,067
6.800% due 05/25/2024	12,987	13,783
6.450% due 11/25/2025	5,264	5,288
Prudential Securities Secured Financing Corp.
6.074% due 01/15/2008 (a)	9,212	9,935
Prudential-Bache Trust
8.400% due 03/20/2021	2,702	2,799

26	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Regal Trust IV
3.808% due 09/29/2031 (a)	$9,247	$8,883
Resecuritization Mortgage Trust
1.556% due 04/26/2021 (a)	8	8
6.750% due 06/19/2028	17,600	18,559
6.500% due 04/19/2029	2,402	2,436
Residential Accredit Loans, Inc.
7.500% due 08/25/2027 (a)	4,580	4,675
7.000% due 02/25/2028	24,970	25,556
6.500% due 12/25/2028	400	411
6.500% due 05/25/2029	3,000	3,088
6.750% due 06/25/2029	127	128
7.000% due 07/25/2029	20	20
7.000% due 08/25/2031	6,701	6,724
Residential Asset Securitization Trust
7.000% due 10/25/2027	6,446	6,491
7.000% due 01/25/2028	9,448	9,623
6.500% due 12/25/2028	1,104	1,112
6.500% due 03/25/2029	14,094	14,222
6.750% due 03/25/2029	92	93
7.875% due 01/25/2030	137	141
8.000% due 02/25/2030	7,012	7,193
2.005% due 09/25/2030 (a)	3,766	3,781
6.180% due 05/25/2032	22,657	22,767
Residential Funding Mortgage Securities I, Inc.
7.500% due 09/25/2011 (a)	243	243
6.500% due 12/25/2012	9,108	9,152
5.500% due 07/25/2017	6,858	6,867
8.000% due 01/25/2023	400	399
8.000% due 02/25/2023	1,384	1,383
6.500% due 11/25/2023	1,660	1,683
7.500% due 12/25/2025	452	451
7.500% due 04/25/2027	879	878
7.250% due 08/25/2027	1,748	1,751
7.250% due 10/25/2027	6,984	6,975
7.000% due 11/25/2027	4,152	4,147
6.750% due 02/25/2028	5,554	5,616
6.750% due 06/25/2028	38,761	39,368
6.750% due 07/25/2028	13,292	13,561
6.750% due 08/25/2028	35,000	35,723
6.750% due 09/25/2028	65,993	67,420
6.500% due 10/25/2028	52,000	53,102
6.250% due 11/25/2028	3,000	3,068
6.500% due 12/25/2028	23,400	24,035
6.500% due 01/25/2029	72,314	74,408
6.500% due 03/25/2029	27,960	28,799
6.500% due 05/25/2029	17,828	18,207
6.500% due 06/25/2029 (a)	13,313	13,455
6.750% due 07/25/2029 (a)	22,600	23,138
7.000% due 10/25/2029	25,260	25,732
7.500% due 12/25/2030	1,218	1,217
6.316% due 06/25/2031 (a)	5,336	5,334
6.750% due 09/25/2031	16,448	16,565
6.750% due 10/25/2031	36,196	36,308
5.690% due 09/25/2032 (a)	135,472	137,768
Resolution Trust Corp.
6.550% due 05/25/2029 (a)	1,580	1,553
7.141% due 05/25/2029 (a)	1,187	1,186
7.604% due 05/25/2029 (a)	997	995
RMF Commercial Mortgage Securities, Inc.
6.751% due 01/15/2019 (a)	201	211
Ryland Acceptance Corp.
11.500% due 12/25/2016	36	39
Ryland Mortgage Securities Corp.
8.200% due 06/25/2021	19	19
7.004% due 08/25/2022 (a)	765	783
Saco I, Inc.
7.997% due 07/25/2030 (a)	648	652
1.695% due 10/25/2030 (a)	5,423	5,423
1.735% due 09/25/2040 (a)	110	110
Salomon Brothers Mortgage Securities VII, Inc.
7.235% due 11/25/2022 (a)	147	147
6.684% due 10/25/2023 (a)	40	40
7.718% due 03/25/2024 (a)	119	119
7.879% due 07/01/2024 (a)	1,044	1,045
8.071% due 09/25/2024 (a)	93	93
8.151% due 10/25/2024 (a)	77	78
7.643% due 11/25/2024 (a)	170	170
1.645% due 04/25/2029 (a)	1,203	1,202
1.685% due 04/25/2029 (a)	811	812
1.605% due 06/25/2029 (a)	3,099	3,072
7.599% due 12/25/2030 (a)	92	92
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018	1,012	1,018
Saxon Mortgage Securities Corp.
7.375% due 09/25/2023	6,372	6,364
Sears Mortgage Securities
12.000% due 02/25/2014	295	297
Securitized Asset Sales, Inc.
7.499% due 06/25/2023 (a)	122	123
6.510% due 10/25/2023 (a)	165	165
6.952% due 11/26/2023 (a)	350	349
Security Pacific National Bank
6.870% due 03/25/2018 (a)	46	46
6.749% due 09/25/2019 (a)	190	190
Sequoia Mortgage Trust
2.500% due 10/25/2024 (a)	35,455	35,428
1.641% due 10/19/2026	2,392	2,306
Small Business Administration
7.540% due 08/10/2009	78,432	89,919
7.452% due 09/01/2010	32,128	36,713
Structured Asset Mortgage Investments, Inc.
5.462% due 05/25/2022	7,664	7,629
6.750% due 03/25/2028	5,133	5,124
6.911% due 06/25/2028 (a)	5,123	5,324
6.250% due 11/25/2028	14,878	15,439
6.750% due 01/25/2029	10,000	10,187
6.576% due 06/25/2029 (a)	10,690	10,788
7.203% due 02/25/2030 (a)	707	715
6.750% due 05/02/2030	25,000	26,398

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	27

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

7.275% due 04/25/2032	$17,046	$17,487
1.611% due 09/19/2032 (a)	121,697	121,236
Structured Asset Notes Transactions Ltd.
6.650% due 08/30/2005 (a)	10,681	10,091
Structured Asset Securities Corp.
7.000% due 02/25/2016	7,208	7,362
7.500% due 07/25/2016	16,214	16,834
7.000% due 12/25/2027 (a)	12,806	13,066
7.750% due 02/25/2028	593	603
6.750% due 07/25/2029	1,547	1,569
1.905% due 11/25/2030 (a)	4,836	4,818
1.755% due 05/25/2031 (a)	2,597	2,596
5.800% due 09/25/2031	26,923	27,267
6.500% due 09/25/2031 (a)	63,657	65,861
6.600% due 12/25/2031	7,697	7,882
6.250% due 01/25/2032	146,435	150,515
6.500% due 01/25/2032	14,384	14,433
1.595% due 02/25/2032 (a)	111,973	111,772
6.320% due 02/25/2032 (a)	66,221	66,452
6.150% due 07/25/2032 (a)	80,263	81,694
5.450% due 03/25/2033	36,731	37,348
Structured Mortgage Asset Residential Trust
7.584% due 07/25/2024 (a)	46	48
Superannuation Members Home Loans Global Fund
1.513% due 06/15/2026 (a)	9,484	9,495
Torrens Trust
1.540% due 07/15/2031 (a)	18,426	18,450
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028	4,000	4,312
6.800% due 01/25/2028	15,000	15,808
United Mortgage Securities Corp.
6.530% due 06/25/2032 (a)	11,959	12,125
6.964% due 09/25/2033 (a)	594	602
Vendee Mortgage Trust
6.500% due 05/15/2020	33,808	35,501
6.500% due 09/15/2024	6,420	6,878
6.835% due 01/15/2030 (a)	10,850	11,278
Washington Mutual Loan Trust
6.013% due 10/19/2039 (a)	1,569	1,572
6.601% due 10/19/2039 (a)	19,304	19,570
5.277% due 12/25/2040 (a)	21,674	21,838
4.470% due 01/25/2041 (a)	35,757	35,508
Washington Mutual Mortgage Securities Corp.
6.010% due 04/25/2031 (a)	1,000	1,008
6.000% due 02/25/2032	10,071	10,256
5.215% due 10/25/2032 (a)	226,870	232,546
Washington Mutual, Inc.
7.500% due 11/19/2029	216	217
6.398% due 10/19/2039	91,535	91,729
6.601% due 10/19/2039 (a)	34,847	35,221
Wells Fargo Mortgage-Backed Securities Trust
6.250% due 12/25/2016	813	837
7.000% due 03/25/2031	7,484	7,480
6.125% due 07/25/2031	132	132
6.633% due 10/25/2031 (a)	7,267	7,305
6.675% due 10/25/2031 (a)	9,914	9,966
6.706% due 10/25/2031 (a)	835	840
6.197% due 01/25/2032	14,531	14,550
6.251% due 01/25/2032 (a)	16,401	16,420
6.500% due 01/25/2032	4,374	4,387
5.221% due 09/25/2032 (a)	74,654	76,099
5.500% due 01/25/2033	29,375	29,966
Western Federal Savings & Loan Association
6.387% due 06/25/2021 (a)	93	93

		10,686,756

Fannie Mae 12.7%
0.990% due 03/01/2018	6,524	6,820
3.394% due 10/01/2040 (a)	9,998	10,180
3.402% due 10/01/2030—10/01/2040 (a)(d)	33,070	33,674
3.687% due 09/01/2017 (a)	2,470	2,488
3.958% due 03/01/2033 (a)	323	330
3.968% due 09/01/2024 (a)	703	718
4.079% due 09/01/2022 (a)	376	384
4.098% due 12/01/2023 (a)	441	458
4.130% due 06/01/2023 (a)	636	651
4.200% due 12/01/2023 (a)	330	344
4.244% due 03/01/2026 (a)	365	380
4.251% due 01/01/2024 (a)	325	338
4.265% due 11/01/2025 (a)	845	874
4.275% due 11/01/2025 (a)	160	163
4.294% due 08/01/2027 (a)	10,715	10,984
4.295% due 11/01/2023 (a)	76	77
4.309% due 03/01/2025 (a)	3,040	3,148
4.315% due 01/01/2024 (a)	266	278
4.330% due 02/01/2026 (a)	177	184
4.342% due 08/01/2025	3,734	3,832
4.344% due 11/01/2025 (a)	617	641
4.347% due 01/01/2024 (a)	573	594
4.367% due 12/01/2023 (a)	83	87
4.372% due 09/01/2022—9/01/2023 (a)(d)	1,477	1,523
4.373% due 11/01/2023 (a)	357	372
4.392% due 10/01/2024 (a)	313	323
4.398% due 04/01/2027 (a)	35	36
4.414% due 09/01/2025 (a)	435	444
4.454% due 05/01/2022 (a)	202	206
4.455% due 10/01/2023—09/01/2024 (a)(d)	1,256	1,296
4.499% due 01/01/2026 (a)	320	333
4.506% due 02/01/2028 (a)	118	120
4.529% due 05/01/2023 (a)	367	380
4.587% due 07/01/2024 (a)	2,262	2,347
4.597% due 12/01/2023 (a)	307	320
4.599% due 10/01/2024 (a)	172	178
4.602% due 04/01/2027 (a)	288	298
4.617% due 05/01/2025 (a)	1,184	1,235
4.626% due 12/01/2027 (a)	2,440	2,525
4.633% due 02/01/2028 (a)	310	321

28	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

4.669% due 08/01/2026 (a)	$660	$686
4.670% due 11/01/2025 (a)	1,562	1,602
4.710% due 11/01/2023 (a)	39	41
4.715% due 05/01/2026 (a)	168	175
4.724% due 10/01/2027 (a)	1,993	2,078
4.788% due 01/01/2018 (a)	816	836
4.856% due 06/01/2024 (a)	290	301
4.918% due 08/01/2023 (a)	145	148
5.000% due 04/01/2014—05/19/2018 (d)	1,152,321	1,179,332
5.025% due 05/01/2024 (a)	961	997
5.037% due 10/01/2023 (a)	356	367
5.116% due 05/01/2030 (a)	100	105
5.350% due 09/01/2027 (a)	281	291
5.500% due 01/01/2004—05/14/2033 (d)	3,326,076	3,453,335
5.891% due 07/01/2019 (a)	335	351
5.937% due 12/01/2031	5,522	6,110
6.000% due 11/01/2003—04/01/2032 (d)	3,729,279	3,903,909
6.048% due 01/01/2011	147	168
6.090% due 12/01/2008	47	53
6.210% due 08/01/2010	49,455	55,542
6.250% due 09/01/2029 (a)	192	199
6.255% due 09/01/2013	64,000	71,625
6.321% due 08/01/2027 (a)	564	592
6.420% due 12/01/2007	150	168
6.500% due 04/01/2003—09/01/2032 (d)	298,341	311,561
6.530% due 10/01/2013	4,201	4,689
6.550% due 01/01/2008	912	1,020
6.554% due 05/01/2023 (a)	1,045	1,087
6.555% due 08/01/2028	2,179	2,379
6.569% due 04/01/2026 (a)	357	365
6.730% due 11/01/2007	1,092	1,229
6.750% due 08/01/2003	2	2
6.847% due 07/01/2003	35	35
6.900% due 06/01/2007	365	406
6.982% due 06/01/2007	447	498
7.000% due 07/01/2003—06/01/2032 (a)(d)	30,603	31,882
7.040% due 03/01/2007	52	58
7.235% due 10/01/2003	51	52
7.250% due 01/01/2008—01/01/2023 (d)	5,727	6,106
7.391% due 06/01/2030 (a)	6,078	6,400
7.460% due 08/01/2029	3,863	4,464
7.500% due 08/01/2003—06/01/2031 (d)	7,864	8,738
7.750% due 06/01/2009	98	105
7.780% due 01/01/2018	2,190	2,687
7.850% due 07/01/2018	6,525	7,959
7.920% due 03/01/2018	2,700	3,350
7.980% due 05/01/2030	6,566	7,132
8.000% due 08/01/2003—06/01/2032 (d)	9,815	10,627
8.060% due 04/01/2030	1,824	1,954
8.080% due 04/01/2030	999	1,071
8.250% due 10/01/2008—03/01/2030 (d)	1,953	2,362
8.490% due 06/01/2025	966	1,054
8.500% due 11/01/2004—10/01/2031 (d)	33,594	36,245
9.000% due 10/01/2004—12/01/2027 (d)	3,186	3,490
9.500% due 12/01/2006—07/01/2026 (d)	4,276	4,728
9.750% due 11/01/2008	6	7
10.000% due 09/01/2003—05/01/2022 (d)	835	952
10.500% due 11/01/2013—04/01/2022 (d)	258	293
10.750% due 03/01/2014	13	14
11.000% due 11/01/2013—11/01/2020 (d)	147	170
11.500% due 08/20/2016—11/01/2019 (d)	39	45
12.000% due 05/01/2016	4	5
12.500% due 10/01/2015	19	23
13.250% due 09/01/2011	7	9
14.500% due 06/01/2012—01/01/2013 (d)	4	5
14.750% due 08/01/2012	103	127
15.000% due 10/01/2012 (a)	174	214
15.500% due 10/01/2012—12/01/2012 (d)	10	12
15.750% due 12/01/2011—08/01/2012 (d)	71	87
16.000% due 09/01/2012	68	84

		9,234,677

Federal Housing Administration 0.5%
6.755% due 03/01/2041	16,035	17,236
6.780% due 07/25/2040	7,551	8,232
6.790% due 05/01/2039	10,684	10,924
6.830% due 12/01/2039	3,439	3,956
6.875% due 11/01/2015	2,692	2,873
6.880% due 10/01/2040—02/01/2041 (d)	21,482	22,923
6.896% due 07/01/2020	14,930	15,949
6.900% due 12/01/2040	22,635	24,201
6.930% due 07/01/2014—01/01/2036 (d)	7,066	7,652
6.960% due 05/01/2016	6,844	7,253
7.050% due 03/25/2040	86	93
7.110% due 05/01/2019	3,624	3,876
7.125% due 03/01/2034	4,325	4,532
7.150% due 01/25/2029	9,335	9,804
7.211% due 12/01/2021	1,519	1,624
7.250% due 06/01/2040	8,202	9,471
7.310% due 06/01/2041	23,443	25,052

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	29

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

7.315% due 08/01/2019	$20,947	$22,401
7.350% due 11/01/2020—11/01/2022 (d)	9,154	9,789
7.375% due 02/01/2018—02/01/2022 (d)	5,107	5,468
7.400% due 01/25/2020—02/01/2021 (d)	11,781	12,618
7.430% due 12/01/2016—07/01/2025 (d)	81,918	87,532
7.450% due 05/01/2021—10/01/2023 (d)	8,241	8,855
7.460% due 01/01/2023	1,347	1,447
7.465% due 11/01/2019	12,595	13,564
7.500% due 01/31/2031—03/01/2032 (d)	3,692	3,783
7.580% due 12/01/2040	7,364	8,085
7.630% due 08/01/2041	17,645	17,177
7.650% due 11/01/2018	122	124
7.780% due 11/01/2040	7,358	8,179
7.880% due 03/01/2041	13,323	14,418
7.930% due 05/01/2016	1,734	1,750
8.250% due 01/01/2041	4,689	4,994
8.375% due 02/01/2012	320	319

		396,154

Freddie Mac 2.6%
1.680% due 06/15/2031 (a)	7,778	7,758
3.926% due 11/01/2026 (a)	2,790	2,879
3.959% due 07/01/2025 (a)	3,585	3,694
4.000% due 06/01/2017 (a)	10	11
4.250% due 04/01/2017—01/01/2019 (a)(d)	21	22
4.322% due 12/01/2022 (a)	121	126
4.324% due 09/01/2028 (a)	21	22
4.365% due 11/01/2023 (a)	38	40
4.366% due 01/01/2028 (a)	23	23
4.372% due 10/01/2023 (a)	343	357
4.385% due 10/01/2023 (a)	749	781
4.392% due 09/01/2023 (a)	742	774
4.421% due 04/01/2024 (a)	3,094	3,227
4.456% due 06/01/2024 (a)	1,548	1,617
4.461% due 01/01/2024 (a)	217	226
4.468% due 07/01/2023 (a)	791	812
4.481% due 10/01/2023 (a)	74	76
4.488% due 04/01/2029 (a)	523	547
4.509% due 08/01/2023 (a)	3,863	4,035
4.523% due 05/01/2023 (a)	448	457
4.588% due 08/01/2023 (a)	4	4
4.595% due 06/01/2022 (a)	203	209
4.620% due 01/01/2024 (a)	178	185
4.625% due 08/01/2024 (a)	110	114
4.627% due 09/01/2023 (a)	1,024	1,064
4.632% due 09/01/2023 (a)	701	718
4.635% due 12/01/2023 (a)	396	412
4.646% due 07/01/2023 (a)	228	237
4.651% due 07/01/2022 (a)	360	372
4.652% due 07/01/2027 (a)	92	95
4.670% due 07/01/2024 (a)	704	732
4.704% due 04/01/2023 (a)	159	164
4.720% due 09/01/2023 (a)	3,869	4,021
4.726% due 08/01/2023 (a)	353	366
4.750% due 06/01/2024 (a)	716	744
4.752% due 10/01/2023 (a)	444	460
4.764% due 08/01/2023 (a)	2,344	2,429
4.796% due 06/01/2022—08/01/2023 (a)(d)	674	697
4.849% due 03/01/2024	832	857
4.880% due 05/01/2023 (a)	331	343
4.900% due 11/01/2023 (a)	159	164
4.909% due 05/01/2023 (a)	395	409
4.981% due 10/01/2023 (a)	467	479
5.000% due 02/01/2007—05/14/2033 (a)(d)	26,761	26,685
5.278% due 12/01/2026 (a)	2,762	2,832
5.500% due 10/01/2008—05/14/2033 (a)(d)	835,707	851,416
5.875% due 09/01/2018 (a)	366	378
6.000% due 01/01/2011—05/14/2033 (d)	444,320	464,476
6.500% due 06/01/2003—10/01/2032 (d)	375,932	392,421
6.755% due 11/01/2028 (a)	7,464	7,833
6.775% due 11/01/2003	25	26
7.000% due 09/01/2003—05/15/2023 (d)	72,091	77,490
7.250% due 11/01/2008	50	51
7.274% due 09/01/2027 (a)	860	905
7.500% due 09/01/2003—10/01/2030 (a)(d)	3,594	3,749
7.645% due 05/01/2025	2,593	3,034
7.804% due 07/01/2030 (a)	13,145	13,626
8.000% due 10/01/2003—09/01/2024 (d)	1,903	2,029
8.250% due 08/01/2007—12/01/2009 (d)	89	94
8.500% due 09/01/2003—06/01/2030 (d)	1,891	2,052
8.750% due 04/01/2009—12/01/2010 (d)	20	22
9.000% due 07/01/2004—07/01/2030 (d)	437	478
9.250% due 10/01/2009—11/01/2013 (d)	8	8
9.500% due 09/01/2004—12/01/2022 (a)(d)	641	705
9.750% due 11/01/2004—05/01/2009 (d)	7	7
10.000% due 06/01/2004—03/01/2021 (d)	430	478
10.250% due 04/01/2009—07/01/2009 (d)	503	565

30	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

10.500% due 10/01/2017—01/01/2021 (d)	$160	$186
10.750% due 09/01/2009—12/01/2015 (a)(d)	216	241
11.000% due 04/01/2010—05/01/2020 (d)	334	381
11.250% due 10/01/2009—09/01/2015 (d)	12	14
11.500% due 01/01/2018	29	33
12.500% due 12/01/2012 (a)	10	12
13.250% due 10/01/2013	73	88
14.000% due 04/01/2016	9	11
15.500% due 08/01/2011—11/01/2011 (d)	7	9
16.250% due 05/01/2011	1	2

		1,895,096

Government National Mortgage Association 3.2%
4.000% due 11/20/2032	4,922	5,041
4.500% due 05/20/2028—02/20/2032 (a)(d)	61,919	63,394
4.875% due 02/20/2016 (a)	113	116
5.000% due 04/20/2028—08/20/2030 (a)(d)	104,968	107,981
5.250% due 03/20/2030 (a)	345	351
5.375% due 05/20/2017—05/20/2028 (a)(d)	283,062	289,910
5.500% due 01/15/2032—05/21/2033 (d)	915,230	938,931
5.625% due 12/20/2015—12/20/2027 (a)(d)	127,799	131,059
5.650% due 10/15/2012	9	9
5.750% due 08/20/2020—09/20/2027 (a)(d)	167,128	171,859
5.875% due 04/20/2023 (a)	114	117
6.000% due 10/15/2008—09/15/2032 (a)(d)	48,203	50,934
6.250% due 08/20/2027 (a)	9	10
6.500% due 10/15/2008—09/15/2040 (a)(d)	397,164	419,566
6.625% due 01/15/2040	9,482	10,493
6.670% due 08/15/2040	949	1,052
6.750% due 07/15/2031	1,444	1,582
6.800% due 05/15/2040	2,958	3,303
6.875% due 02/15/2040	985	1,104
7.000% due 11/15/2007—08/15/2042 (a)(d)	31,833	35,276
7.250% due 12/15/2022	580	610
7.500% due 07/15/2003—11/15/2042 (d)	26,757	29,818
7.700% due 06/15/2031	6,702	7,706
8.000% due 08/15/2005—05/20/2031 (a)(d)	5,784	6,260
8.250% due 08/15/2004—05/15/2022 (d)	573	628
8.500% due 03/20/2006—04/15/2031 (d)	4,403	4,803
8.750% due 03/15/2007—07/15/2007 (d)	43	46
9.000% due 09/15/2003—08/15/2030 (a)(d)	3,348	3,730
9.250% due 07/15/2003—12/20/2016 (d)	45	48
9.500% due 12/15/2003—07/15/2025 (a)(d)	3,146	3,538
9.750% due 07/15/2004	12	13
10.000% due 08/20/2004—02/15/2025 (d)	2,519	2,899
10.250% due 02/20/2019	11	13
10.500% due 06/15/2004—09/15/2021 (a)(d)	288	334
11.000% due 05/15/2004—04/20/2019 (d)	135	155
11.250% due 12/20/2015	1	1
11.500% due 10/15/2010—10/15/2015 (a)(d)	75	89
12.000% due 11/15/2012—05/15/2016 (d)	264	310
12.500% due 01/15/2011	1	1
13.000% due 12/15/2012	12	15
13.500% due 10/15/2012—09/15/2014 (d)	62	75
15.000% due 08/15/2011—11/15/2012 (a)(d)	129	158
16.000% due 11/15/2011—05/15/2012 (a)(d)	106	132
17.000% due 11/15/2011—12/15/2011 (d)	49	62

		2,293,532

Stripped Mortgage-Backed Securities 0.0%
Bear Stearns Commercial Mortgage Securities, Inc. (IO)
7.500% due 08/25/2024	12	1
Fannie Mae (IO)
0.950% due 03/25/2009 (a)	11,060	182
0.950% due 11/25/2021 (a)	4,318	15
6.500% due 05/25/2005	176	2
6.500% due 09/25/2008	247	27
6.500% due 10/25/2022	21	2
6.500% due 01/25/2023	1,769	166
7.290% due 02/25/2023 (a)	5,429	526
8.000% due 08/18/2027	83	14
903.213% due 08/25/2021	2	39
1000.000% due 04/25/2022	1	21
1122.425% due 09/25/2008	1	32
Fannie Mae (PO)
0.000% due 09/01/2007	289	281
0.000% due 01/25/2019	14	12

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	31

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

0.000% due 08/25/2023	$172	$156
Freddie Mac (IO)
6.000% due 10/15/2007	14	0
6.400% due 10/15/2008	18	2
6.500% due 11/15/2008	699	74
6.500% due 09/15/2023	91	9
6.942% due 02/15/2008 (a)	197	16
7.000% due 08/15/2008	799	67
7.000% due 04/15/2023	358	25
7.000% due 06/15/2023	3,470	310
7.238% due 12/15/2023 (a)	22	0
8.188% due 09/15/2007 (a)	1,776	143
9.000% due 05/15/2022	35	5
884.500% due 01/15/2021	1	3
1007.500% due 02/15/2022	1	19
1182.576% due 08/15/2007	3	37
Paine Webber CMO Trust (IO)
1359.500% due 08/01/2019	0	21
Prudential Home Mortgage Securities (IO)
1007.070% due 10/25/2023	0	1
Vendee Mortgage Trust (IO)
0.452% due 06/15/2023 (a)	91,826	1,392

		3,600

Total Mortgage-Backed Securities (Cost $23,828,742)		24,509,815

ASSET-BACKED SECURITIES 2.4%
Aames Mortgage Trust
1.640% due 06/15/2027 (a)	280	280
7.589% due 10/15/2029	82	90
ABSC Long Beach Home Equity Loan Trust
1.900% due 07/21/2030 (a)	375	375
1.560% due 08/21/2030 (a)	12,764	12,763
Ace Securities Corp.
1.625% due 11/25/2028 (a)	259	259
1.645% due 06/25/2032 (a)	100,432	100,471
Advanta Mortgage Loan Trust
1.505% due 05/25/2027 (a)	667	664
1.680% due 11/25/2029 (a)	1,660	1,657
8.250% due 08/25/2030	7,954	9,075
Advanta Revolving Home Equity Loan Trust
1.675% due 01/25/2024 (a)	9,747	9,757
1.555% due 02/25/2025 (a)	6,000	5,990
Aerco Ltd.
2.240% due 07/15/2025 (a)	36,894	36,534
American Express Master Trust
7.850% due 08/15/2005	220	240
American Stores Corp.
2.130% due 08/30/2004 (a)	20,000	20,000
Ameriquest Mortgage Securities, Inc.
1.600% due 06/15/2030 (a)	1,927	1,929
1.580% due 07/15/2030 (a)	5,621	5,630
1.575% due 08/25/2032 (a)	161	161
Amortizing Residential Collateral Trust
1.575% due 06/25/2032 (a)	5,106	5,097
Amresco Residential Securities Mortgage Loan Trust
1.495% due 07/25/2027 (a)	0	0
Asset-Backed Securities Corp. Home Equity
1.580% due 08/15/2032	29,968	29,951
Bank One Heloc Trust
1.543% due 04/20/2020 (a)	16,993	16,951
Bayview Auto Trust
7.640% due 11/25/2010	215	216
Bayview Financial Acquisition Trust
1.685% due 02/25/2030 (a)	10,263	10,275
1.695% due 07/25/2030 (a)	29,689	29,716
1.705% due 04/25/2031 (a)	57,807	57,726
1.585% due 07/25/2031 (a)	24,400	24,355
1.685% due 11/25/2031 (a)	3,446	3,444
Bear Stearns Asset-Backed Securities, Inc.
1.805% due 04/25/2032 (a)	11,281	11,306
1.635% due 10/25/2032 (a)	66,356	66,462
1.705% due 10/25/2032 (a)	22,099	22,133
Brazos Student Loan Finance Co.
2.130% due 06/01/2023 (a)	40,075	40,526
1.607% due 12/01/2025 (a)	20,370	20,334
Capital Asset Research Funding LP
6.400% due 12/15/2004	174	177
5.905% due 12/15/2005	648	646
Champion Home Equity Loan Trust
1.565% due 03/25/2029 (a)	1,447	1,442
1.705% due 09/25/2029 (a)	7,777	7,768
Charming Shoppes Master Trust
1.730% due 08/15/2008 (a)	250	251
Chase Funding Mortgage Loan Asset-Backed Certificates
1.525% due 10/25/2030 (a)	10,840	10,857
Cityscape Home Equity Loan Trust
7.650% due 09/25/2025	180	182
Community Program Loan Trust
4.500% due 10/01/2018	19,521	19,979
4.500% due 04/01/2029	26,000	23,591
Compucredit Credit Card Master Trust
1.500% due 03/15/2007 (a)	11,400	11,406
Conseco Finance Corp.
7.890% due 07/15/2018	497	507
7.800% due 05/15/2020	157	168
3.220% due 09/01/2023	622	624
1.650% due 10/15/2031 (a)	5,517	5,512
8.300% due 10/15/2031	2,000	2,131
7.970% due 05/01/2032	8,300	8,212
8.310% due 05/01/2032	12,400	10,890
Conseco Finance Home Loan Trust
8.080% due 02/15/2022	2,142	2,150
8.160% due 06/15/2024	2,000	2,034
Conseco Private Label Credit Card Master Note Trust
1.560% due 12/15/2008 (a)	35	34
Conseco Recreational Enthusiast Consumer Trust
7.562% due 10/15/2007	9	9

32	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

ContiMortgage Home Equity Loan Trust
6.990% due 03/15/2021	$10	$10
1.490% due 08/15/2028 (a)	317	317
Countrywide Asset-Backed Certificates
1.535% due 06/25/2031 (a)	813	813
1.565% due 05/25/2032 (a)	10,265	10,244
Credit-Based Asset Servicing and Securities
1.625% due 06/25/2032 (a)	46,125	46,108
Cross Country Master Credit Card Trust II
1.780% due 06/15/2006 (a)	3,373	3,380
Delta Funding Home Equity Loan Trust
1.690% due 09/15/2029 (a)	3,171	3,177
1.600% due 06/15/2030 (a)	10,664	10,682
Denver Arena Trust
6.940% due 11/15/2019	3,858	4,044
Discover Card Master Trust I
6.850% due 07/17/2007	960	1,045
1.655% due 10/16/2013 (a)	400	406
Embarcadero Aircraft Securitization Trust
1.760% due 08/15/2025 (a)	14,400	7,200
EQCC Home Equity Loan Trust
1.440% due 10/15/2027 (a)	331	331
7.448% due 08/25/2030	62	66
Equity One ABS, Inc.
1.585% due 11/25/2032 (a)	213	212
Equivantage Home Equity Loan Trust
6.550% due 10/25/2025	32	32
First Alliance Mortgage Loan Trust
2.500% due 01/25/2025 (a)	206	206
1.663% due 03/20/2031 (a)	9,643	9,657
Firstcity Auto Receivables Trust
7.400% due 12/15/2005	598	612
FMAC Loan Receivables Trust
7.900% due 04/15/2019	20	15
6.500% due 09/15/2020	173	185
6.830% due 09/15/2020	680	719
Freddie Mac
1.410% due 09/15/2026 (a)	8,614	8,560
GE Capital Equipment Lease Trust
6.850% due 05/20/2008 (a)	86	88
GMAC Mortgage Corp. Loan Trust
6.390% due 05/25/2027	8,000	8,251
7.950% due 03/25/2030	6,312	6,866
Green Tree Financial Corp.
6.240% due 11/01/2016	84	86
5.760% due 11/01/2018	145	146
8.300% due 05/15/2026	1,031	1,068
7.400% due 06/15/2027	1,476	1,516
6.870% due 02/01/2030	1,803	1,748
6.480% due 12/01/2030	55	54
Green Tree Home Improvement Loan Trust
1.450% due 08/15/2029 (a)	244	244
1.930% due 11/15/2029 (a)	1,033	1,031
Green Tree Recreational, Equipment, & Consumables Trust
6.490% due 02/15/2018	5	5
6.180% due 06/15/2019	10,642	10,820
Greenpoint Manufactured Housing
7.270% due 06/15/2029	110	112
Home Equity Asset Trust
1.605% due 11/25/2032 (a)	49,953	49,908
Household Home Equity Loan Trust
1.573% due 05/20/2031 (a)	2,053	2,052
Household Mortgage Loan Trust
1.583% due 05/20/2032 (a)	92,936	93,093
IMC Home Equity Loan Trust
7.038% due 07/25/2026 (a)	256	256
1.443% due 08/20/2029 (a)	49	49
IMPAC Secured Assets CMN Owner Trust
7.770% due 07/25/2025 (a)	662	690
Indymac Home Equity Loan Asset-Backed Trust
1.575% due 10/25/2029 (a)	947	951
1.595% due 07/25/2030 (a)	2,989	2,993
Indymac Manufactured Housing Contract
6.170% due 12/25/2011	2,659	2,658
Irwin Home Equity Loan Trust
1.675% due 02/25/2012 (a)	4,332	4,342
1.680% due 06/25/2021 (a)	3,606	3,609
1.595% due 06/25/2029 (a)	91,616	91,515
Keystone Owner Trust
6.840% due 12/25/2018	149	151
Long Beach Auto Receivables Trust
6.940% due 09/19/2007	602	613
Long Beach Mortgage Loan Trust
1.585% due 11/25/2009 (a)	57,940	57,854
1.600% due 04/21/2031 (a)	4,219	4,218
Mellon Residential Funding Corp.
5.565% due 06/25/2009	2,537	2,536
Merit Securities Corp.
7.880% due 12/28/2033	34,400	33,810
Merrill Lynch Mortgage Investors, Inc.
1.675% due 04/25/2031 (a)	25,221	25,250
Mesa Trust Asset-Backed Certificates
1.600% due 05/15/2033 (a)	2,749	2,749
Metropolitan Asset Funding, Inc.
1.765% due 04/25/2029 (a)	4,470	4,454
Mid-State Trust
8.330% due 04/01/2030	54,532	59,995
7.340% due 07/01/2035	1,822	1,979
6.340% due 10/15/2036	42,728	45,320
7.791% due 03/15/2038	8,218	9,248
MLCC Mortgage Investors, Inc.
1.660% due 03/15/2025 (a)	234	235
Morgan Stanley ABS Capital, Inc.
1.605% due 08/25/2030 (a)	20,977	20,922
Morgan Stanley Dean Witter Capital I
1.635% due 07/25/2032 (a)	40,683	40,662
1.725% due 11/25/2032	17,756	17,809
MPC Natural Gas Funding Trust
6.200% due 03/15/2013	7,706	8,715

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	33

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

Myra-Pemex Trust
2.187% due 10/20/2006 (a)	$231	$224
2.125% due 12/23/2006 (a)	3,788	3,674
2.152% due 12/23/2006 (a)	5,095	4,943
2.187% due 12/23/2006 (a)	1,962	1,903
New Century Home Equity Loan Trust
7.540% due 06/25/2029	66	70
North Carolina State Education Authority
1.498% due 06/01/2009 (a)	4,161	4,162
Novastar Home Equity Loan
1.580% due 04/25/2028 (a)	467	466
NPF XII, Inc.
2.460% due 11/01/2003 (a)(b)	49,000	9,800
Option One Mortgage Loan Trust
1.595% due 06/25/2030 (a)	308	305
1.595% due 09/25/2030 (a)	3,552	3,557
Provident Bank Home Equity Loan Trust
1.605% due 06/25/2021 (a)	8,356	8,356
Providian Gateway Master Trust
1.500% due 03/15/2007 (a)	18,500	18,510
Renaissance Home Equity Loan Trust
1.655% due 08/25/2032 (a)	34,213	34,256
Residential Asset Mortgage Products, Inc.
7.980% due 12/25/2030	17,688	18,478
Residential Asset Securitization Trust
6.750% due 03/25/2028	25,405	25,749
Residential Funding Mortgage Securities I, Inc.
7.670% due 01/25/2020	1,040	1,082
Residential Mortgage Loan Trust
2.055% due 09/25/2029 (a)	201	202
Salomon Brothers Mortgage Securities VII, Inc.
1.585% due 09/25/2028 (a)	11,665	11,647
1.695% due 04/25/2029	5,721	5,725
1.705% due 09/25/2029 (a)	17	17
1.700% due 11/15/2029 (a)	3,481	3,480
1.860% due 12/15/2029 (a)	31,857	31,891
1.645% due 02/25/2030 (a)	3,429	3,417
1.605% due 03/25/2032 (a)	12,579	12,566
Sand Trust
1.585% due 08/25/2032 (a)	6,282	6,282
Saxon Asset Securities Trust
1.565% due 11/25/2033 (a)	29,100	29,066
SLM Student Loan Trust
1.884% due 01/25/2007 (a)	17	17
1.924% due 10/25/2007 (a)	3,881	3,891
1.552% due 04/25/2011 (a)	12,169	12,197
UCFC Home Equity Loan
6.755% due 11/15/2023	91	91
6.870% due 07/15/2029	70	76
USAA Auto Loan Grantor Trust
6.100% due 02/15/2006	32	32
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013	36,343	36,699
WMC Mortgage Loan
1.730% due 10/15/2029 (a)	14,190	14,183
1.620% due 05/15/2030 (a)	6,073	6,069

Total Asset-Backed Securities (Cost $1,728,151)		1,694,712

SOVEREIGN ISSUES 2.6%
Banco Vivienda del Peru
9.980% due 08/01/2008	605	701
Banque Centrale De Tunisie
7.375% due 04/25/2012	4,900	5,280
Kingdom of Jordan
6.000% due 12/23/2023	4,100	3,659
Kingdom of Spain
7.000% due 07/19/2005	500	555
Kingdom of Sweden
10.250% due 11/01/2015	500	681
Manitoba Providence of Canada
7.500% due 02/22/2010	340	421
Province of Newfoundland
9.000% due 06/01/2019	500	699
Province of Quebec
8.800% due 04/15/2003	1,100	1,103
1.464% due 06/11/2004 (a)	15,500	15,507
6.500% due 01/17/2006	2,475	2,749
8.050% due 07/07/2024	800	1,055
7.365% due 03/06/2026	20,180	24,722
6.620% due 04/09/2026	25,000	31,051
Republic of Brazil
2.562% due 04/15/2006 (a)	152,282	139,155
11.500% due 03/12/2008	26,700	24,631
2.625% due 04/15/2009 (a)	7,724	6,102
11.000% due 01/11/2012	28,350	24,168
8.000% due 04/15/2014	379,360	300,643
8.875% due 04/15/2024	4,000	2,566
10.125% due 05/15/2027	20,000	14,300
12.250% due 03/06/2030	8,000	6,640
11.000% due 08/17/2040	122,500	92,181
Republic of Chile
5.500% due 01/15/2013	18,800	18,967
Republic of Panama
8.250% due 04/22/2008	63,450	67,733
9.625% due 02/08/2011	21,000	23,730
9.375% due 07/23/2012	54,950	60,735
10.750% due 05/15/2020	6,500	7,556
9.375% due 01/16/2023	44,520	46,969
8.875% due 09/30/2027	17,600	18,084
Republic of Peru
9.125% due 01/15/2008	15,300	16,524
9.125% due 02/21/2012	129,800	137,263
9.875% due 02/06/2015	8,500	9,180
4.500% due 03/07/2017	11,000	8,759
Republic of Poland
3.750% due 10/27/2024	1,800	1,541

34	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

		Principal Amount (000s)	Value (000s)

Republic of South Africa
2.340% due 03/26/2009		$2,000	$2,016
9.125% due 05/19/2009		33,475	40,840
7.375% due 04/25/2012		26,000	29,315
State of Israel
6.200% due 06/14/2003		25	25
State of Qatar
2.540% due 02/18/2004 (a)		2,367	2,331
United Mexican States
9.750% due 04/06/2005		1,200	1,381
8.500% due 02/01/2006		4,681	5,418
10.375% due 02/17/2009		42	53
9.875% due 02/01/2010		23,900	29,636
8.375% due 01/14/2011		23,033	26,553
7.500% due 01/14/2012		17,060	18,642
6.375% due 01/16/2013		105,610	105,874
6.625% due 03/03/2015		27,000	27,068
11.375% due 09/15/2016		35,550	48,810
8.125% due 12/30/2019		6,700	7,223
8.000% due 09/24/2022		51,815	54,354
11.500% due 05/15/2026		7,890	10,947
8.300% due 08/15/2031		331,520	357,213
United Mexican States Value Recovery Right
0.000% due 06/30/2003 (a)		86,989	396
0.000% due 06/30/2004 (a)		181,719	827
0.000% due 06/30/2005 (a)		181,719	382
0.000% due 06/30/2006 (a)		103,610	83
0.000% due 06/30/2007 (a)		103,610	16

Total Sovereign Issues (Cost $1,779,907)			1,885,013

FOREIGN CURRENCY-DENOMINATED ISSUES (j)(k) 0.7%
AT&T Corp.
4.687% due 11/21/2003 (a)	EC	1,400	1,534
Banque Centrale De Tunisie
7.500% due 08/06/2009		2,300	2,735
Commonwealth of Canada
4.250% due 12/01/2026	C$	16,258	13,344
Commonwealth of New Zealand
4.500% due 02/15/2016 (e)	N$	81,000	55,852
El Paso Corp.
5.750% due 03/14/2006	EC	12,000	10,547
7.125% due 05/06/2009		63,300	53,428
France Telecom S.A.
1.013% due 07/16/2003 (a)	JY	9,400,000	78,677
Freddie Mac
4.500% due 03/15/2004	EC	70	78
5.750% due 09/15/2010		165	201
Halifax Group Euro Finance
7.627% due 12/29/2049		14,700	19,075
KBC Bank Fund Trust IV
8.220% due 11/29/2049		5,000	6,258
Lloyds TSB Capital I
7.375% due 02/07/2049 (a)		26,000	32,805
Oesterreich Kontrollbank
1.800% due 03/22/2010	JY	12,000	111
Pfizer, Inc.
0.800% due 03/18/2008		16,000	138
Republic of France
4.500% due 07/12/2003	EC	32	35
Republic of Germany
4.250% due 06/13/2003		90	99
Republic of Italy
4.500% due 07/15/2003 (h)		32	35
Royal Bank of Scotland PLC
6.770% due 03/31/2049		107,300	124,970
Tyco International Group S.A.
4.375% due 11/19/2004		31,500	33,049
United Kingdom Gilt
5.000% due 03/07/2012	BP	50	83
United Mexican States
7.000% due 06/02/2003	C$	30,200	20,565
6.750% due 06/06/2006	JY	2,000,000	18,949
7.500% due 03/08/2010	EC	5,000	5,843

Total Foreign Currency—Denominated Issues (Cost $419,198)			478,411

PURCHASED PUT OPTIONS 0.0%
Harborview Mortgage Loan Trust (OTC)
7.470% due 08/19/2030
Strike @ 100.000
Exp. 05/01/2005		$22,975	0
PNC Mortgage Securities Corp. (OTC)
1.740% due 05/25/2040
Strike @ 100.000
Exp. 04/01/2005		6,200	0

Total Purchased Put Options (Cost $0)			0

CONVERTIBLE BONDS & NOTES 0.1%
Banking & Finance 0.1%
Verizon Global Funding Corp.
5.750% due 04/01/2003		20,080	20,080
0.000% due 05/15/2021		63,100	37,308

			57,388

Industrials 0.0%
Enron Corp.
0.000% due 02/07/2021 (b)		17,999	1,620

Utilities 0.0%
Cox Communications, Inc.
0.425% due 04/19/2020		25,000	12,062

Total Convertible Bonds & Notes (Cost $81,073)			71,070

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	35

Schedule of Investments (Cont.)

March 31, 2003

	Shares	Value (000s)

PREFERRED SECURITY 0.6%
DG Funding Trust
3.650% due 12/29/2049 (a)	$35,250	$363,075
UBS Preferred Funding Trust I
8.622% due 10/29/2049 (a)	38,900,000	47,636

Total Preferred Security (Cost $391,582)		410,711

PREFERRED STOCK 0.0%
Centaur Funding Corp.
9.080% due 04/21/2020	125	142
CSC Holdings, Inc.
11.125% due 04/01/2008	27,035	2,771
Fortis Amev NV
3.860% due 12/31/2049 (a)	85	11,560
3.870% due 12/31/2049 (a)	86	11,696
Home Ownership Funding
13.331% due 12/31/2049	4,125	2,486
Northern Rock PLC
8.000% due 12/31/2049	260,000	6,695

Total Preferred Stock (Cost $32,763)		35,350

	Principal Amount (000s)	Value (000s)

SHORT-TERM INSTRUMENTS 29.5%
Commercial Paper 28.3%
ABN AMRO North America
1.290% due 04/07/2003	$51,100	51,089
1.280% due 04/08/2003	3,300	3,299
1.270% due 04/15/2003	6,100	6,097
1.280% due 05/14/2003	13,300	13,280
Alcon Capital Corp.
1.250% due 04/17/2003	3,100	3,098
1.240% due 05/06/2003	11,819	11,805
1.250% due 05/28/2003	16,600	16,567
1.250% due 05/29/2003	38,700	38,622
Anz (Delaware), Inc.
1.290% due 04/07/2003	2,000	2,000
1.240% due 05/05/2003	4,400	4,395
1.250% due 05/05/2003	600	599
1.230% due 05/06/2003	6,500	6,492
1.245% due 05/06/2003	11,200	11,186
1.250% due 05/27/2003	20,500	20,460
AT&T Corp.
3.572% due 04/18/2003	5,300	5,302
3.605% due 04/18/2003	3,200	3,201
3.720% due 04/18/2003	491,000	491,147
Barclays Bank PLC
1.250% due 04/30/2003	17,000	16,983
Barclays U.S. Funding Corp.
1.260% due 04/30/2003	5,100	5,095
1.253% due 05/06/2003	14,600	14,582
1.290% due 05/06/2003	100	100
1.220% due 05/27/2003	98,700	98,513
1.245% due 05/28/2003	3,400	3,393
1.255% due 05/28/2003	6,600	6,587
1.240% due 06/04/2003	400	399
1.255% due 06/04/2003	25,000	24,945
1.220% due 06/11/2003	46,100	45,988
Canadian Wheat Board
1.255% due 06/11/2003	800	798
CBA (de) Finance
1.270% due 04/07/2003	350	350
1.300% due 04/07/2003	51,400	51,389
1.290% due 04/08/2003	20,400	20,395
1.240% due 04/09/2003	30,900	30,892
1.280% due 04/10/2003	19,100	19,094
1.260% due 04/11/2003	2,800	2,799
1.270% due 04/16/2003	17,400	17,391
1.300% due 04/16/2003	600	600
1.250% due 04/23/2003	6,100	6,095
1.260% due 04/23/2003	10,000	9,992
1.265% due 04/29/2003	800	799
1.240% due 04/30/2003	900	899
1.260% due 04/30/2003	10,200	10,190
1.240% due 05/01/2003	2,700	2,697
1.230% due 05/12/2003	2,600	2,596
1.250% due 05/12/2003	11,200	11,184
CDC Commercial Corp.
1.280% due 04/02/2003	3,700	3,700
1.250% due 04/03/2003	25,000	24,998
1.260% due 04/03/2003	79,700	79,694
1.240% due 04/16/2003	84,500	84,456
1.210% due 04/17/2003	2,000	1,999
1.240% due 04/17/2003	100,000	99,945
1.250% due 05/02/2003	25,000	24,973
1.250% due 05/06/2003	15,000	14,982
1.250% due 05/08/2003	21,300	21,273
1.230% due 05/21/2003	115,800	115,602
1.240% due 05/21/2003	1,700	1,697
Danske Corp.
1.260% due 04/07/2003	3,000	2,999
1.270% due 04/07/2003	500	500
1.280% due 04/07/2003	6,400	6,399
1.290% due 04/07/2003	12,800	12,797
1.300% due 04/07/2003	1,100	1,100
1.270% due 04/08/2003	3,200	3,199
1.280% due 04/08/2003	1,000	1,000
1.290% due 04/09/2003	80,300	80,277
1.270% due 04/10/2003	8,300	8,297
1.280% due 04/10/2003	12,800	12,796
1.290% due 04/14/2003	4,500	4,498
1.270% due 04/15/2003	5,000	4,998
1.255% due 04/23/2003	2,234	2,232
1.258% due 04/23/2003	1,000	999
1.270% due 04/23/2003	4,000	3,997

36	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

1.250% due 04/24/2003	$11,900	$11,891
1.260% due 04/24/2003	10,000	9,992
1.240% due 04/25/2003	5,300	5,296
1.240% due 04/28/2003	34,800	34,768
1.255% due 04/28/2003	1,900	1,898
1.270% due 04/28/2003	24,000	23,977
1.250% due 04/30/2003	24,200	24,176
1.220% due 05/05/2003	3,805	3,801
1.250% due 05/09/2003	3,600	3,595
1.260% due 05/09/2003	300	300
1.220% due 05/12/2003	15,400	15,379
1.250% due 05/12/2003	198	198
1.250% due 05/19/2003	300	300
1.220% due 06/11/2003	11,800	11,771
1.230% due 06/11/2003	1,300	1,297
1.240% due 06/11/2003	12,354	12,324
Dupont De Nemours & Co.
1.250% due 04/09/2003	244	244
Eksportfinans AS
1.250% due 04/02/2003	54,100	54,098
1.270% due 04/02/2003	19,645	19,644
1.245% due 04/10/2003	179,100	179,044
1.230% due 04/22/2003	92,600	92,534
1.235% due 04/24/2003	200,000	199,842
1.245% due 04/25/2003	33,100	33,073
Export Development Corp.
1.250% due 05/16/2003	7,500	7,488
Fannie Mae
1.300% due 04/01/2003	2,167,200	2,167,200
1.320% due 04/01/2003	3,700	3,700
1.250% due 04/02/2003	66,957	66,955
1.280% due 04/04/2003	2,000	2,000
1.240% due 04/09/2003	2,000	1,999
1.250% due 04/09/2003	174,519	174,471
1.710% due 04/09/2003	28,413	28,402
1.180% due 04/16/2003	42,800	42,779
1.190% due 04/21/2003	13,000	12,991
1.235% due 04/28/2003	35,362	35,329
1.270% due 04/30/2003	19,800	19,780
1.440% due 04/30/2003	99,875	99,759
1.450% due 04/30/2003	86,544	86,452
1.270% due 05/07/2003	6,000	5,992
1.290% due 05/07/2003	23,500	23,470
1.425% due 05/07/2003	6,000	5,991
1.220% due 05/14/2003	2,000	1,997
1.225% due 05/14/2003	1,200	1,198
1.230% due 05/14/2003	27,587	27,546
1.250% due 05/14/2003	3,100	3,095
1.270% due 05/14/2003	5,000	4,992
1.290% due 05/14/2003	323,950	323,451
1.305% due 05/14/2003	3,800	3,794
1.315% due 05/14/2003	6,600	6,590
1.225% due 05/21/2003	9,247	9,231
1.270% due 05/21/2003	1,000	998
1.275% due 05/21/2003	171,400	171,096
1.290% due 05/21/2003	17,709	17,677
1.295% due 05/21/2003	6,000	5,989
1.250% due 05/27/2003	17,500	17,466
1.295% due 05/27/2003	3,500	3,493
1.240% due 05/28/2003	17,700	17,665
1.250% due 05/28/2003	48,300	48,204
1.280% due 05/28/2003	50,400	50,298
1.330% due 05/28/2003	15,234	15,202
1.180% due 05/30/2003	1,000	998
1.190% due 06/04/2003	311,650	310,964
1.310% due 06/04/2003	77,600	77,429
1.190% due 06/09/2003	800	798
1.190% due 06/10/2003	27,800	27,734
1.195% due 06/11/2003	350,100	349,253
1.230% due 06/12/2003	74,200	74,017
1.195% due 06/18/2003	376,023	375,027
1.200% due 06/18/2003	10,600	10,572
1.240% due 06/24/2003	16,500	16,453
1.190% due 06/25/2003	235,445	234,769
1.195% due 06/25/2003	284,650	283,833
1.240% due 06/25/2003	52,000	51,851
1.230% due 07/01/2003	52,100	51,941
1.230% due 07/02/2003	113,650	113,298
Federal Home Loan Bank
1.140% due 04/04/2003	8,100	8,099
1.225% due 04/11/2003	700	700
1.235% due 04/11/2003	80,885	80,857
1.245% due 04/11/2003	1,500	1,499
1.254% due 04/11/2003	150,000	149,948
1.225% due 04/16/2003	167,921	167,835
1.235% due 04/16/2003	14,200	14,193
1.239% due 04/16/2003	167,900	167,813
1.240% due 04/16/2003	6,000	5,997
1.710% due 04/16/2003	4,700	4,697
1.179% due 04/21/2003	57,900	57,862
1.180% due 04/21/2003	13,229	13,220
1.220% due 04/21/2003	6,700	6,695
1.200% due 04/23/2003	501,208	500,840
1.210% due 04/23/2003	3,300	3,298
1.220% due 04/23/2003	56,100	56,058
1.440% due 04/23/2003	9,998	9,989
1.190% due 04/25/2003	10,550	10,542
1.200% due 04/25/2003	268,584	268,369
1.440% due 04/25/2003	184,249	184,072
1.225% due 04/30/2003	50,000	49,951
1.230% due 04/30/2003	66,800	66,734
1.235% due 05/02/2003	200,000	199,787
1.220% due 05/07/2003	8,700	8,689
1.225% due 05/07/2003	61,360	61,285
1.180% due 05/09/2003	7,000	6,991
1.225% due 05/09/2003	8,600	8,589
1.220% due 05/14/2003	25,800	25,762
1.230% due 05/14/2003	1,300	1,298
1.270% due 05/14/2003	5,000	4,992
1.280% due 05/15/2003	1,400	1,398

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	37

Schedule of Investment (Cont.)

March 31,2003

	Principal Amount (000s)	Value (000s)

1.290% due 05/15/2003	$19,000	$18,970
1.270% due 05/16/2003	1,600	1,597
1.280% due 05/21/2003	59,200	59,095
1.290% due 05/21/2003	10,701	10,682
1.195% due 05/23/2003	6,100	6,089
1.200% due 05/23/2003	400	399
1.225% due 05/28/2003	3,600	3,593
1.230% due 05/28/2003	65,800	65,672
1.290% due 05/28/2003	25,000	24,949
1.235% due 05/30/2003	245,500	245,003
1.330% due 05/30/2003	11,003	10,979
1.210% due 06/25/2003	51,990	51,841
Fonterra Co-operative Group Ltd.
1.270% due 04/29/2003	13,200	13,187
1.290% due 04/29/2003	62,000	61,938
Freddie Mac
1.235% due 04/01/2003	6,000	6,000
1.300% due 04/01/2003	20,200	20,200
1.245% due 04/10/2003	49,700	49,685
1.250% due 04/10/2003	208,716	208,651
1.200% due 04/14/2003	6,000	5,997
1.285% due 04/14/2003	19,100	19,091
1.290% due 04/14/2003	76,000	75,965
1.240% due 04/17/2003	62,617	62,583
1.190% due 04/22/2003	49,500	49,466
1.200% due 04/23/2003	87,155	87,091
1.440% due 04/24/2003	50,000	49,954
1.180% due 04/25/2003	18,800	18,785
1.180% due 04/30/2003	35,100	35,067
1.230% due 04/30/2003	7,026	7,019
1.220% due 05/08/2003	41,800	41,748
1.230% due 05/08/2003	1,150	1,149
1.180% due 05/13/2003	22,400	22,369
1.220% due 05/15/2003	5,100	5,092
1.230% due 05/15/2003	3,285	3,280
1.190% due 05/20/2003	62,475	62,374
1.180% due 05/22/2003	1,040	1,038
1.230% due 05/22/2003	1,300	1,298
1.272% due 05/22/2003	47,575	47,489
1.275% due 05/22/2003	68,400	68,276
1.285% due 05/22/2003	124,956	124,729
1.290% due 05/22/2003	72,786	72,653
1.180% due 05/23/2003	24,300	24,259
1.225% due 05/29/2003	7,300	7,286
1.230% due 05/29/2003	63,529	63,403
1.250% due 05/29/2003	24,900	24,850
1.295% due 05/29/2003	3,000	2,994
1.225% due 05/30/2003	10,400	10,379
1.220% due 06/05/2003	89,350	89,151
1.190% due 06/12/2003	124,415	124,109
1.200% due 06/12/2003	10,200	10,175
1.205% due 06/12/2003	42,276	42,172
1.190% due 06/13/2003	2,200	2,195
1.235% due 06/13/2003	197,000	196,509
1.225% due 06/16/2003	42,200	42,091
1.230% due 06/16/2003	27,350	27,279
1.235% due 06/16/2003	184,700	184,222
1.210% due 06/19/2003	250,885	250,213
1.230% due 06/20/2003	97,882	97,617
1.190% due 06/24/2003	3,500	3,490
1.230% due 06/24/2003	17,000	16,952
1.230% due 08/21/2003	9,100	9,058
General Electric Capital Corp.
1.320% due 04/02/2003	18,090	18,089
1.250% due 04/15/2003	12,700	12,694
1.255% due 06/11/2003	400	399
1.260% due 06/11/2003	36,100	36,013
1.260% due 06/12/2003	5,800	5,786
1.250% due 06/25/2003	22,700	22,635
Gillette Co.
1.350% due 04/01/2003	22,300	22,300
GlaxoSmithKline PLC
1.250% due 04/02/2003	1,400	1,400
1.250% due 04/09/2003	16,600	16,595
1.290% due 04/09/2003	2,000	1,999
1.250% due 04/14/2003	48,000	47,978
1.250% due 04/30/2003	31,600	31,568
HBOS Treasury Services PLC
1.205% due 04/02/2003	9,000	9,000
1.280% due 04/02/2003	13,300	13,300
1.300% due 04/02/2003	6,900	6,900
1.205% due 04/03/2003	13,600	13,599
1.210% due 04/03/2003	117,700	117,692
1.250% due 04/07/2003	200	200
1.300% due 04/07/2003	6,500	6,499
1.280% due 04/08/2003	4,300	4,299
1.300% due 04/11/2003	33,800	33,788
1.250% due 04/14/2003	175	175
1.255% due 04/14/2003	25,600	25,588
1.260% due 04/14/2003	1,000	1,000
1.290% due 04/14/2003	500	500
1.270% due 04/15/2003	3,750	3,748
1.280% due 04/15/2003	17,800	17,791
1.260% due 04/22/2003	13,400	13,390
1.270% due 04/22/2003	3,300	3,298
1.250% due 04/23/2003	2,007	2,005
1.260% due 04/23/2003	3,500	3,497
1.260% due 04/24/2003	10,000	9,992
1.250% due 04/25/2003	94,600	94,521
1.250% due 04/30/2003	11,100	11,089
1.250% due 05/01/2003	2,000	1,998
1.260% due 05/01/2003	13,600	13,586
1.255% due 05/02/2003	5,700	5,694
1.260% due 05/02/2003	14,800	14,784
1.260% due 05/06/2003	4,300	4,295
1.260% due 05/07/2003	13,000	12,984
1.300% due 05/07/2003	200	200
1.250% due 05/08/2003	14,600	14,581
1.255% due 05/08/2003	11,300	11,285
1.260% due 05/08/2003	2,746	2,742

38	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

1.270% due 05/08/2003	$2,700	$2,696
1.250% due 05/09/2003	7,450	7,440
1.255% due 05/09/2003	2,200	2,197
1.260% due 05/12/2003	16,254	16,231
1.260% due 05/13/2003	100	100
1.250% due 05/14/2003	22,000	21,967
1.250% due 05/19/2003	15,500	15,474
1.265% due 05/22/2003	7,400	7,387
1.255% due 05/23/2003	15,600	15,572
1.245% due 05/28/2003	92,900	92,717
1.220% due 06/12/2003	5,700	5,686
1.240% due 06/12/2003	400	399
1.250% due 06/12/2003	600	599
KFW International Finance, Inc.
1.230% due 04/15/2003	50,000	49,976
1.240% due 04/28/2003	27,200	27,175
1.240% due 05/06/2003	12,500	12,485
1.235% due 05/21/2003	75,000	74,871
1.240% due 06/12/2003	1,200	1,197
Lloyds Bank PLC
1.250% due 04/22/2003	2,100	2,098
1.250% due 05/06/2003	2,200	2,197
1.290% due 05/06/2003	30,000	29,962
1.250% due 05/27/2003	18,950	18,913
Merck & Co., Inc.
1.220% due 05/02/2003	1,200	1,199
National Australia Funding, Inc.
1.250% due 04/02/2003	18,200	18,199
1.280% due 04/03/2003	19,700	19,699
1.300% due 04/03/2003	900	900
Nestle Australia Corp.
1.240% due 04/24/2003	2,300	2,298
1.245% due 05/29/2003	199,700	199,299
1.245% due 06/11/2003	13,300	13,268
1.245% due 06/12/2003	48,300	48,181
1.255% due 06/12/2003	300	299
Pfizer, Inc.
1.250% due 04/01/2003	4,700	4,700
1.360% due 04/01/2003	11,000	11,000
1.240% due 04/04/2003	33,350	33,347
1.240% due 04/08/2003	77,800	77,781
1.240% due 04/09/2003	27,900	27,892
1.250% due 04/10/2003	2,400	2,399
1.250% due 04/15/2003	111,440	111,386
1.250% due 04/16/2003	121,000	120,937
1.245% due 04/24/2003	37,450	37,420
Rabobank Nederland NV
1.230% due 04/01/2003	68,200	68,200
1.240% due 04/01/2003	100,000	100,000
1.390% due 04/01/2003	645,300	645,300
Royal Bank of Scotland PLC
1.260% due 04/03/2003	2,300	2,300
1.250% due 04/14/2003	18,100	18,092
1.270% due 04/14/2003	16,200	16,193
1.200% due 04/15/2003	3,900	3,898
1.200% due 04/29/2003	600	599
1.255% due 04/29/2003	19,400	19,381
1.240% due 04/30/2003	200	200
1.255% due 04/30/2003	15,200	15,185
1.270% due 04/30/2003	6,400	6,393
1.290% due 04/30/2003	9,000	8,991
1.240% due 05/02/2003	7,900	7,892
1.245% due 05/02/2003	15,500	15,483
1.240% due 05/05/2003	12,200	12,186
1.250% due 05/06/2003	14,300	14,283
1.250% due 05/07/2003	4,800	4,794
1.250% due 05/28/2003	14,000	13,972
Shell Finance (UK) PLC
1.280% due 05/13/2003	30,200	30,155
1.280% due 05/19/2003	8,900	8,885
1.280% due 05/20/2003	1,300	1,298
Stadshypotek, Inc.
1.240% due 04/10/2003	73,500	73,477
1.265% due 04/23/2003	85,400	85,334
1.260% due 05/08/2003	200,000	199,741
1.250% due 05/13/2003	46,300	46,232
Svenska Handelsbank, Inc.
1.250% due 04/02/2003	22,800	22,799
1.255% due 04/02/2003	1,900	1,900
1.260% due 04/02/2003	2,200	2,200
1.275% due 04/02/2003	6,500	6,500
1.250% due 04/07/2003	2,200	2,200
1.290% due 04/07/2003	3,000	2,999
1.280% due 04/09/2003	2,400	2,400
1.260% due 04/21/2003	5,200	5,196
1.250% due 04/22/2003	21,700	21,684
1.270% due 04/22/2003	24,100	24,082
1.250% due 04/28/2003	1,000	999
1.255% due 04/28/2003	2,800	2,797
1.255% due 04/30/2003	12,300	12,288
1.250% due 05/07/2003	4,200	4,195
1.255% due 05/07/2003	6,700	6,692
1.260% due 05/12/2003	200	200
1.250% due 05/13/2003	10,600	10,585
1.255% due 05/19/2003	3,300	3,294
1.280% due 05/19/2003	1,250	1,248
1.230% due 06/24/2003	3,500	3,490
1.240% due 06/26/2003	7,200	7,179
1.250% due 06/26/2003	2,300	2,293
Swedbank Forenings PLC
1.260% due 04/08/2003	15,900	15,896
1.280% due 04/08/2003	2,300	2,299
Swedish National Housing Finance
1.270% due 04/14/2003	25,300	25,288
TotalFinaElf Capital S.A.
1.360% due 04/01/2003	38,800	38,800

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	39

Schedule of Investments (Cont.)

March 31, 2003

	Principal Amount (000s)	Value (000s)

UBS Finance, Inc.
1.390% due 04/01/2003	$57,500	$57,500
1.255% due 04/02/2003	1,000	1,000
1.280% due 04/02/2003	134,800	134,795
1.285% due 04/02/2003	52,200	52,198
1.250% due 04/04/2003	14,000	13,999
1.315% due 04/04/2003	165,200	165,182
1.330% due 04/04/2003	41,000	40,995
1.280% due 04/07/2003	8,200	8,198
1.290% due 04/07/2003	15,000	14,997
1.200% due 04/08/2003	1,350	1,350
1.250% due 04/08/2003	210,700	210,649
1.260% due 04/08/2003	4,000	3,999
1.275% due 04/08/2003	219,150	219,096
1.290% due 04/08/2003	55,100	55,086
1.180% due 04/09/2003	130,100	130,066
1.250% due 04/09/2003	1,000	1,000
1.260% due 04/09/2003	1,320	1,320
1.270% due 04/09/2003	50,700	50,686
1.275% due 04/09/2003	36,300	36,290
1.280% due 04/09/2003	111,200	111,168
1.290% due 04/09/2003	60,100	60,083
1.180% due 04/10/2003	9,100	9,097
1.235% due 04/10/2003	344,700	344,594
1.290% due 04/10/2003	2,500	2,499
1.235% due 04/11/2003	72,300	72,275
1.290% due 04/11/2003	41,700	41,685
1.250% due 04/14/2003	100	100
1.260% due 04/14/2003	91,600	91,558
1.265% due 04/15/2003	3,300	3,298
1.240% due 04/16/2003	185,700	185,604
1.240% due 04/17/2003	500,000	499,724
1.215% due 04/21/2003	129,500	129,413
1.215% due 04/22/2003	750,000	749,468
1.230% due 04/22/2003	4,000	3,997
1.250% due 04/24/2003	381,200	380,896
Westpac Capital Corp.
1.290% due 04/07/2003	41,000	40,991
1.270% due 04/09/2003	2,700	2,699
1.290% due 04/09/2003	23,500	23,493
1.280% due 05/14/2003	13,221	13,201
1.260% due 05/27/2003	3,750	3,743
1.240% due 05/28/2003	22,800	22,755
1.250% due 06/18/2003	1,000	997
1.260% due 06/18/2003	750	748
Westpac Trust Securities NZ Ltd.
1.250% due 04/07/2003	8,100	8,098
1.290% due 04/07/2003	7,900	7,898
1.245% due 05/28/2003	11,800	11,777
1.250% due 05/28/2003	200	200
1.250% due 06/19/2003	4,200	4,189
World Bank
1.200% due 05/12/2003	35,120	35,072

		20,580,128

Repurchase Agreement 0.5%
State Street Bank	$365,109	$365,109

1.050% due 04/01/2003
(Dated 03/31/2003. Collateralized by Federal Home Loan Bank 1.425% due 03/08/2004 valued at $91,917; 1.550% due 12/22/2003 valued at $51,001; 1.410% due 03/22/2004 valued at $76,512; 1.250% due 04/13/2004 valued at $76,500 and Fannie Mae 4.100% due 03/30/2004 valued at $76,506. Repurchase proceeds are $365,120.)

U.S. Treasury Bills 0.7%
1.150% due 05/08/2003—05/15/2003 (f)	525,330	524,614

Total Short-Term Instruments (Cost $21,469,768)		21,469,851

Total Investments 106.2% (Cost $76,107,131)		77,164,485
Written Options (g) (0.2%) (Premiums $144,065)		(133,846)
Other Assets and Liabilities (Net) (6.0%)		(4,368,348)

Net Assets 100.0%		72,682,291

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Security is in default.

(c)	Restricted security.

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e)	Principal amount of security is adjusted for inflation.

40	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

(f)	Securities with an aggregate market value of $383,318 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor Written Put Options
Strike @ 97.500 (03/2004)—Short	3,946	$503
Euribor Written Put Options
Strike @ 96.750 (06/2003)—Short	8,655	3,608
Euribor Written Put Options
Strike @ 97.750 (09/2003)—Short	5,950	1,951
Euribor Written Put Options
Strike @ 96.500 (12/2003)—Short	4,070	3,250
Euribor Written Put Options
Strike @ 96.750 (12/2003)—Short	4,294	4,100
Euribor Written Put Options
Strike @ 97.375 (12/2003)—Short	3,963	2,089
Euribor Written Put Options
Strike @ 97.500 (12/2003)—Short	12,081	4,627
Euribor Purchased Put Options
Strike @ 95.500 (12/2003)—Long	14,000	(188)
Euribor Purchased Put Options
Strike @ 95.375 (12/2003)—Long	1,000	(13)
Euribor March Futures
(03/2004)—Long	1,856	(849)
Euribor June Futures
(06/2003)—Long	3,336	6,993
Euribor September Futures
(09/2003)—Long	15,345	15,893
Euribor December Futures
(12/2003)—Long	7,731	1,158
Euro-Bobl 5 Year Note
(06/2003)—Long	2,623	(2,754)
United Kingdom 90 Day LIBOR
Futures (03/2004)—Long	9,552	(2,988)
United Kingdom 90 Day LIBOR
Futures (12/2003)—Long	1,828	(724)
U.S. Treasury 5 Year Note
(06/2003)—Long	13,763	7,781
U.S. Treasury 10 Year Note
(06/2003)—Long	48,757	8,673
U.S. Treasury 30 Year Bond
(06/2003)—Long	19,539	(36,651)
Eurodollar March Futures
(03/2004)—Long	3,936	1,481
Eurodollar March Futures
(03/2005)—Long	2,602	(1,072)
Eurodollar June Futures
(06/2004)—Long	3,085	694
Eurodollar September Futures
(09/2004)—Long	4,521	(285)
Eurodollar December Futures
(12/2004)—Long	7,122	(1,690)

		$15,587

(g)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Put—OTC 7 Year
Interest Rate Swap
Strike @ 6.000%*
Exp. 10/19/2004	$270,000	$11,001	$4,321
Call—OTC 7 Year
Interest Rate Swap
Strike @ 6.000%**
Exp. 10/19/2004	270,000	11,001	25,250
Put—OTC 7 Year
Interest Rate Swap
Strike @ 6.700%*
Exp. 11/02/2004	400,000	13,710	4,053
Call—OTC 7 Year
Interest Rate Swap
Strike @ 5.200%**
Exp. 11/02/2004	25,200	791	1,459
Put—OTC 7 Year
Interest Rate Swap
Strike @ 6.700%*
Exp. 11/02/2004	185,200	5,977	1,876
Put—OTC 7 Year
Interest Rate Swap
Strike @ 6.000%*
Exp. 10/19/2004	135,500	5,468	2,169
Call—OTC 7 Year
Interest Rate Swap
Strike @ 6.000%**
Exp. 10/19/2004	135,500	5,468	12,672
Put—OTC 7 Year
Interest Rate Swap
Strike @ 7.000%*
Exp. 01/07/2005	76,300	2,888	745
Call—OTC 7 Year
Interest Rate Swap
Strike @ 5.500%**
Exp. 01/07/2005	76,300	1,593	5,144
Call—OTC 7 Year
Interest Rate Swap
Strike @ 5.500%**
Exp. 01/07/2005	91,600	2,221	6,176
Put—OTC 7 Year
Interest Rate Swap
Strike @ 7.000%*
Exp. 01/07/2005	91,600	3,091	895
Call—OTC 5 Year
Interest Rate Swap
Strike @ 3.250%**
Exp. 05/30/2003	236,200	1,636	2,156
Call—OTC 5 Year
Interest Rate Swap
Strike @ 3.250%**
Exp. 05/30/2003	272,300	1,818	2,485

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	41

Schedule of Investments (Cont.)

March 31, 2003

Call—OTC 5 Year
Interest Rate Swap
Strike @ 3.500%**
Exp. 12/15/2003	$239,000	$2,521	$3,815
Call—OTC 10 Year
Interest Rate Swap
Strike @ 4.000%**
Exp. 07/22/2003	456,500	4,080	4,175
Call—OTC 5 Year
Interest Rate Swap
Strike @ 3.500%**
Exp. 12/16/2003	458,300	4,927	7,311
Call—OTC 10 Year
Interest Rate Swap
Strike @ 4.000%**
Exp. 08/01/2003	239,100	2,236	2,287
Put—OTC 7 Year
Interest Rate Swap
Strike @ 5.500%*
Exp. 12/17/2003	234,900	3,351	1,572
Call—OTC 7 Year
Interest Rate Swap
Strike @ 3.500%**
Exp. 12/17/2003	391,400	3,613	3,917
Put—OTC 7 Year
Interest Rate Swap
Strike @ 5.500%*
Exp. 12/17/2003	77,500	1,323	518
Call—OTC 7 Year
Interest Rate Swap
Strike @ 3.500%**
Exp. 12/17/2003	77,500	574	776
Call—OTC 10 Year
Interest Rate Swap
Strike @ 4.000%**
Exp. 08/01/2003	135,500	1,098	1,296
Call—OTC 10 Year
Interest Rate Swap
Strike @ 4.000%**
Exp. 03/03/2004	5,300	115	76
Call—OTC 10 Year
Interest Rate Swap
Strike @ 4.000%**
Exp. 03/03/2004	235,000	5,141	3,376
Call—OTC 5 Year
Interest Rate Swap
Strike @ 3.250%**
Exp. 03/03/2004	101,700	1,562	1,073
Call—OTC 5 Year
Interest Rate Swap
Strike @ 3.250%**
Exp. 03/03/2004	236,200	3,832	2,492

Type	# of Contracts	Premium	Value

Call—CME Eurodollar March Futures
Strike @ 98.500
Exp. 03/15/2004	1,114	554	919
Put—CME Eurodollar March Futures
Strike @ 97.250
Exp. 03/15/2004	557	444	174
Put—CME Eurodollar March Futures
Strike @ 97.750
Exp. 03/15/2004	3,642	2,174	2,049
Call—CME Eurodollar June Futures
Strike @ 98.750
Exp. 06/16/2003	21,930	7,139	8,772
Call—CME Eurodollar June Futures
Strike @ 99.000
Exp. 06/16/2003	3,700	449	416
Put—CME Eurodollar June Futures
Strike @ 97.500
Exp. 06/16/2003	11,025	4,286	69
Put—CME Eurodollar June Futures
Strike @ 98.000
Exp. 06/16/2003	4,170	2,486	26
Put—CME Eurodollar December Futures
Strike @ 98.000
Exp. 12/15/2003	10,918	5,925	2,730
Call—CBOT 5 Year June Futures
Strike @ 113.500
Exp. 05/24/2003	3,884	3,527	3,641
Call—CBOT U.S. Treasury Note June Futures
Strike @ 116.000
Exp. 05/24/2003	8,588	5,516	7,246
Call—CBOT U.S. Treasury Note June Futures
Strike @ 117.000
Exp. 05/24/2003	5,998	3,864	3,186
Put—CBOT U.S. Treasury Note June Futures
Strike @ 110.000
Exp. 05/24/2003	14,740	6,665	2,533

		$144,065	$133,846

*	The Fund will pay a floating rate based on 3 month LIBOR.
**	The Fund will receive a floating rate based on 3 month LIBOR.
(h)	Security, or a portion thereof, subject to financing transaction.
(i)	Swap agreements outstanding at March 31, 2003:

Type		Notional Amount	Unrealized Appreciation/(Depreciation)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.	BP	134,100	$1,974
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2032

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.		336,300	894
Counterparty: Goldman Sachs & Co. Exp. 03/15/2017

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.		96,900	554
Counterparty: UBS Warburg LLC Exp. 03/15/2032

42	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.		38,100	$(156)

Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2017

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.	BP	5,800	71

Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2017

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.		77,300	(375)

Counterparty: UBS Warburg LLC Exp. 03/15/2017

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.		1,691,970	(3,226)

Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/17/2005

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.	EC	62,000	752

Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2017

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.		13,000	(546)

Counterparty: J.P. Morgan Chase & Co. Exp. 06/17/2012

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.		660,700	7,007

Counterparty: Goldman Sachs & Co. Exp. 03/15/2017

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.		243,700	4,611

Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2032

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.		7,300	(306)

Counterparty: Citibank N.A., London Exp. 06/18/2012

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.		159,900	2,130

Counterparty: UBS Warburg LLC Exp. 03/15/2032

Receive floating rate based on 6-month JY-LIBOR and pays fixed rate equal to 0.323%.	JY	50,000,000	(1,534)

Counterparty: UBS Warburg LLC Exp. 09/12/2007

Receive floating rate based 6-month JY-LIBOR and pays a fixed rate equal to 0.390%.		11,078,200	(467)

Counterparty: Goldman Sachs & Co. Exp. 06/18/2007

Receive floating rate based on 6-month JY-LIBOR and pays a fixed rate equal to 0.390%.		25,000,000	(1,032)

Counterparty: UBS Warburg LLC Exp. 06/18/2007

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.213%.	JY	2,710,000	0

Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/17/2004

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.777%.		3,734,100	(3,156)

Counterparty: Goldman Sachs & Co. Exp. 01/12/2011

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.771%.		11,050,000	(9,298)

Counterparty: Morgan Stanley Dean Witter & Co. Exp. 01/11/2011

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.757%.		10,000,000	(8,324)

Counterparty: Merrill Lynch & Co., Inc. Exp. 01/11/2011

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.340%.		24,500,000	(19,471)

Counterparty: Goldman Sachs & Co. Exp. 10/07/2007

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.295%.		580,000	(251)

Counterparty: Goldman Sachs & Co. Exp. 04/14/2008

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.670%.		1,500,000	(682)

Counterparty: Goldman Sachs & Co. Exp. 05/18/2007

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.305%.		377,000	(164)

Counterparty: Goldman Sachs & Co. Exp. 04/15/2008

Receive floating rate based on 6-month JY-LIBOR and pays fixed rate equal to 0.324%.		29,200,000	(912)

Counterparty: Goldman Sachs & Co. Exp. 09/12/2007

Receive floating rate based on 3-month LIBOR plus 0.160% and pay a fixed rate equal to 0.426%.		$13,033	322

Counterparty: Lehman Brothers, Inc. Exp. 04/19/2005

Receive a fixed rate equal to 0.650% and the Fund will pay to counterparty at par in the event of default of Niagara Mohawk Power Corp. 7.750% due 10/01/2008.		50,000	88

Counterparty: Lehman Brothers, Inc. Exp. 12/31/2004

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	43

Schedule of Investments (Cont.)

March31, 2003

Receive a fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.	$10,000	$(157)
Counterparty: Lehman Brothers, Inc. Exp. 01/25/2005

Receive a fixed rate equal to 0.250% and the Fund will pay to the counterparty at par in the event of default of Wisconsin Electric Power 6.625% due 11/16/2006.	25,000	(3)

Counterparty: Lehman Brothers, Inc. Exp. 04/18/2003

Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021.	21,500	26

Counterparty: Lehman Brothers, Inc. Exp. 06/15/2004

Received a fixed rate equal to 0.840% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 6.750% due 12/01/2005.	100,000	259

Counterparty: Goldman Sachs & Co. Exp. 06/15/2004

Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021.	100,000	168

Counterparty: J.P. Morgan Chase & Co. Exp. 06/12/2004

Receive a fixed rate equal to 1.650% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 9.750% due 04/06/2005.	50,000	106

Counterparty: Credit Suisse First Boston Exp. 05/23/2003

Receive a fixed rate equal to 0.900% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021.	50,000	112

Counterparty: J.P. Morgan Chase & Co. Exp. 06/15/2004

Receive a fixed rate equal to 0.625% and the Fund will pay to the counterparty at par in the event of default of Phillip Morris Cos., Inc. 7.000% due 07/15/2005.	50,000	(155)

Counterparty: J.P. Morgan Chase & Co. Exp. 07/17/2003

Receive a fixed rate equal to 0.650% and the Fund will pay to the counterparty at par in the event of default of Phillip Morris Cos., Inc. 7.650% due 07/01/2008.	100,000	(519)

Counterparty: Credit Suisse First Boston Exp. 07/17/2003

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of National Rural Utilities Cooperative Finance Corp. 5.750% due 12/01/2008.	76,500	(51)

Counterparty: Lehman Brothers, Inc. Exp. 09/01/2003

Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.	68,500	67

Counterparty: Lehman Brothers, Inc. Exp. 09/10/2003

Receive a fixed rate equal to 3.550% and the Fund will pay to the counterparty at par in the event of default of France Telecom S.A. 5.700% due 07/25/2010.	21,000	368

Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/30/2003

Receive a fixed rate equal to 0.215% and the Fund will pay to the counterparty at par in the event of default of Freddie Mac 5.750% due 04/15/2008.	103,300	140

Counterparty: Morgan Stanley Dean Witter & Co. Exp. 02/26/2007

Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.	13,500	0

Counterparty: Goldman Sachs & Co. Exp. 04/23/2003

Receive a fixed rate equal to 0.900% and the Fund will pay to the counterparty at par in the event of default of Republic of South Africa 9.125% due 05/19/2009.	10,000	3

Counterparty: Goldman Sachs & Co. Exp. 04/23/2003

Receive a fixed rate equal to 1.050% and the Fund will pay to the counterparty at par in the event of default of Republic of Bulgaria 2.1875% due 07/28/2011.	15,000	45

Counterparty: J.P. Morgan Chase & Co. Exp. 10/23/2003

44	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

Receive a fixed rate equal to 1.550% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.	$15,000	$8

Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/03/2003

Receive a fixed rate equal to 1.200% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 020/8/2011	5,000	1

Counterparty: Credit Suisse First Boston Exp. 06/03/2003

Receive a fixed rate equal to 2.000% and the Fund will pay to the counterparty at par in the event of default of Deutsche Telekom International Finance BV 5.250% due 05/20/2008.	25,000	29

Counterparty: Citibank N.A., London Exp. 06/06/2003

Receive a fixed rate equal to 1.950% and the Fund will pay to the counterparty at par in the event of default of Deutsche Telekom International Finance BV 5.250% due 5/20/2008.	25,000	31

Counterparty: Goldman Sachs & Co. Exp. 06/05/2003

Receive a fixed rate equal to 3.500% and the Fund will pay to the counterparty at par in the event of default of France Telecom SA 5.750% due 04/25/2007.	25,000	106

Counterparty: Goldman Sachs & Co. Exp. 06/05/2003

Receive a fixed rate equal to 7.750% and the Fund will pay to the counterparty at par in the event of default of CIT Group, Inc. 7.625% due 08/16/2005.	30,000	453

Counterparty: J.P. Morgan Chase & Co. Exp. 06/19/2003

Receive a fixed rate equal to 7.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.000% due 01/15/2007.	4,000	3

Counterparty: Merrill Lynch & Co., Inc. Exp. 04/04/2003

Receive a fixed rate equal to 1.550% and the Fund will pay to the counterparty at par in the event of default of Household Finance Corp. 6.375% due 10/15/2011.	25,000	295

Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/28/2004

Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of General Motors Acceptance Corp. 7.000% due 02/01/2012.	25,000	(58)

Counterparty: ABN AMRO Bank, N.V. Exp. 01/20/2004

Receive a fixed rate equal to 1.050% and the Fund will pay to the counterparty at par in the event of default of DaimlerChrysler North America Holding Corp 7.300% due 01/15/2012.	25,000	(46)

Counterparty: ABN AMRO Bank, N.V. Exp. 08/16/2004

Receive a fixed rate equal to 1.260% and the Fund will pay to the counterparty at par in the event of default of National Rural Utilities Cooperative Finance Corp. 2.820% due 04/26/2004.	25,000	123

Counterparty: UBS Warburg LLC Exp. 04/26/2004

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of AIG SunAmerica Global Finance XII 5.300% due 05/30/2007.	25,000	27

Counterparty: ABN AMRO Bank, N.V. Exp. 09/18/2003

Receive a fixed rate equal to 0.440% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.	25,000	18

Counterparty: Credit Suisse First Boston Exp. 09/18/2003

Receive a fixed rate equal to 0.440% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.	50,000	36

Counterparty: Credit Suisse First Boston Exp. 09/23/2003

Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.	129,560	177

Counterparty: Merrill Lynch & Co., Inc. Exp. 05/19/2004

Receive a fixed rate equal to 3.550% and the Fund will pay to the counterparty at par in the event of default of France Telecom S.A. 5.700% due 07/25/2010.	4,000	108

Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/30/2003

45

Schedule of Investments (Cont.)

March 31, 2003

Receive a fixed rate equal to 0.350% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.	$5,000	$16

Counterparty: Lehman Brothers, Inc. Exp. 06/24/2003

Receive a fixed rate equal to 2.000% and the Fund will pay to the counterparty at par in the event of default of Deutsche Telekom International Finance B.V. 5.250% due 05/20/2008.	30,000	56

Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/29/2003

Receive a fixed rate equal to 5.300% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.875% due 10/15/2028.	25,000	525

Counterparty: Goldman Sachs & Co. Exp. 09/15/2003

Receive a fixed rate equal to 27.650% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014.	10,000	2,689

Counterparty: J.P. Morgan Chase & Co. Exp. 11/26/2004

Receive a fixed rate equal to 28.000% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014.	10,000	2,745

Counterparty: J.P. Morgan Chase & Co. Exp. 11/27/2004

Receive a fixed rate equal to 28.000% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 2.563% due 04/15/2006.	10,000	2,780

Counterparty: J.P. Morgan Chase & Co. Exp. 12/11/2004

Receive a fixed rate equal to 1.400% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.	5,000	5

Counterparty: Goldman Sachs & Co. Exp. 12/13/2003

Receive a fixed rate equal to 16.000% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 14.500% due 10/15/2009.	10,000	908

Counterparty: Goldman Sachs & Co. Exp. 01/16/2005

Receive a fixed rate equal to 16.500% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 2.563% due 04/15/2006.	8,500	841

Counterparty: Merrill Lynch & Co., Inc. Exp. 01/16/2005

Receive a fixed rate equal to 0.350% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.	25,000	0

Counterparty: Credit Suisse First Boston Exp. 01/21/2004

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.	25,000	0

Counterparty: Bear Stearns & Co., Inc. Exp. 01/23/2004

Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.375% due 09/15/2016.	16,000	73

Counterparty: Merrill Lynch & Co., Inc. Exp. 01/22/2005

Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.500% due 05/15/2026.	5,000	27

Counterparty: Goldman Sachs & Co. Exp. 01/27/2005

Receive a fixed rate equal to 1.310% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.500% due 05/15/2026.	9,000	50

Counterparty: Goldman Sachs & Co. Exp. 01/29/2005

		$(19,062)

(j)	Principal amount denoted in indicated currency:

BP—British Pound

C$—Canadian Dollar

EC—Euro

JY—Japanese Yen

MP—Mexican Peso

N$—New Zealand Dollar

46	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

(k)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	BP	47,428	04/2003	$115	$(49)	$66
Sell	C$	20,653	04/2003	0	(149)	(149)
Buy	EC	167,319	04/2003	2,230	(1,461)	769
Sell		703,413	04/2003	3,196	(5,567)	(2,371)
Sell	JY	4,600,165	04/2003	253	0	253
Sell		3,609,000	07/2003	0	(341)	(341)
Buy	MP	881,099	09/2003	2,436	0	2,436
Sell		881,099	09/2003	0	(721)	(721)
Sell	N$	56,333	05/2003	0	(397)	(397)

				$8,230	$(8,685)	$(455)

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	47

Financial Highlights

Class D Shares Selected Per Share Data for the Year or Period Ended:	03/31/2003	03/31/2002	03/31/2001		03/31/2000		04/08/1998- 03/31/1999

Net Asset Value Beginning of Year	$10.41	$10.52	$9.96		$10.36		$10.66

Net Investment Income (a)	0.40	0.50	0.64		0.60		0.59

Net Realized/ Unrealized Gain (Loss) on Investments (a)	0.76	0.20	0.56		(0.40)		0.12

Total Income (loss) from Investment Operations	1.16	0.70	1.20		0.20		0.71

Dividends from Net Investment Income	(0.43)	(0.51)	(0.64)		(0.60)		(0.59)

Distributions from Net Realized Capital Gains	(0.35)	(0.30)	0.00		0.00		(0.42)

Total Distributions	(0.78)	(0.81)	(0.64)		(0.60)		(1.01)

Net Asset Value End of Year	$10.79	$10.41	$10.52		$9.96		$10.36

Total Return	11.41%	6.81%	12.44%		2.00%		6.73%

Net Assets End of Year (000s)	$1,569,250	$648,596	$264,984		$80,459		$34,839

Ratio of Net Expenses to Average Net Assets	0.75%	0.75%	0.81	%(b)	0.87	%(b)	0.75%*

Ratio of Net Investment Income to Average Net Assets	3.77%	4.73%	6.24%		5.97%		5.21%*

Portfolio Turnover Rate	234%	445%	450%		223%		154%

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.

48	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

Statement of Assets and Liabilities

March 31, 2003

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$77,164,485
Cash	66,132
Foreign currency, at value	336,687
Receivable for investments sold	4,771,149
Unrealized appreciation on forward foreign currency contracts	8,230
Receivable for Fund shares sold	429,551
Interest and dividends receivable	469,357
Variation margin receivable	73,667
Swap premiums paid	15,755
Unrealized appreciation on swap agreements	31,827

83,366,840

Liabilities:
Payable for investments purchased	$9,907,690
Unrealized depreciation on forward foreign currency contracts	8,685
Payable for financing transactions	36
Written options outstanding	133,846
Payable for Fund shares redeemed	496,330
Dividends payable	37,629
Accrued investment advisory fee	14,360
Accrued administration fee	12,795
Accrued distribution fee	6,597
Accrued servicing fee	2,997
Swap premiums received	8,383
Unrealized depreciation on swap agreements	50,889
Other liabilities	4,312

10,684,549

Net Assets	$72,682,291

Net Assets Consist of:
Paid in capital	$70,659,664
Undistributed net investment income	777,772
Accumulated undistributed net realized gain	173,813
Net unrealized appreciation	1,071,042

$72,682,291

Net Assets:
Class D	$1,569,250

Other Classes	71,113,041

Shares Issued and Outstanding:
Class D	145,413

Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding)
Class D	$10.79

Cost of Investments Owned	$76,107,131

Cost of Foreign Currency Held	$329,668

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	49

Statement of Operations

For the year ended March 31, 2003

Amounts in thousands

Investment Income:
Interest	$2,869,588
Dividends	23,866
Miscellaneous income	17,248
Total Income	2,910,702
Expenses:
Investment advisory fees	158,777
Administration fees	140,014
Servicing fees—Class D	2,746
Distribution and/or servicing fees—Other Classes	96,550
Trustees’ fees	313

Total Expenses	398,400

Net Investment Income	2,512,302

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	960,481
Net realized gain on futures contracts, written options, and swaps	1,869,442
Net realized gain on foreign currency transactions	197,170
Net change in unrealized appreciation on investments	1,245,795
Net change in unrealized appreciation on futures contracts, written options, and swaps	37,818
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	7,827
Net Gain	4,318,533

Net Increase in Assets Resulting from Operations	$6,830,835

50	PIMCO Total Return Fund Annual Report I 03.31.03 I See accompanying notes

Statements of Changes in Net Assets

Amounts in thousands

	Year Ended March 31, 2003	Year Ended March 31, 2002
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$2,512,302	$2,382,004
Net realized gain	3,027,093	1,406,666
Net change in unrealized appreciation (depreciation)	1,291,440	(659,434)

Net increase resulting from operations	6,830,835	3,129,236

Distributions to Shareholders:
From net investment income
Class D	(43,002)	(21,129)
Other Classes	(2,551,806)	(2,359,490)
From net realized capital gains
Class D	(41,017)	(14,484)
Other Classes	(2,108,028)	(1,344,134)

Total Distributions	(4,743,853)	(3,739,237)

Fund Share Transactions:
Receipts for shares sold
Class D	1,232,237	614,608
Other Classes	33,228,375	22,562,269

Issued as reinvestment of distributions
Class D	78,193	33,831
Other Classes	3,870,828	3,081,947

Cost of shares redeemed
Class D	(419,717)	(253,547)
Other Classes	(20,607,633)	(14,721,474)
Net increase resulting from Fund share transactions	17,382,283	11,317,634

Total Increase in Net Assets	19,469,265	10,707,633

Net Assets:
Beginning of period	53,213,026	42,505,393
End of period*	$72,682,291	$53,213,026

*Including undistributed net investment income of:	$777,772	$210,720

See accompanying notes I 03.31.03 I PIMCO Total Return Fund Annual Report	51

Notes to Financial Statements

March 31, 2003

1. Organization

The Total Return Fund (the “Fund”) is a series of the PIMCO Funds: Pacific Investment Management Series (the “Trust”) which was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 48 separate investment funds (the “Funds”). The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor class had not commenced operations as of March 31, 2003. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Class D shares of the Fund. Certain detailed financial information for the Institutional, Administrative, A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of the Fund are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Foreign Currency. The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current

52	PIMCO Total Return Fund Annual Report I 03.31.03

Notes To Financial Statements

March 31, 2003

exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of the Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. The Fund may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income in the Statement of Operations. If the counterparty to whom the Fund sells the security becomes insolvent, a Fund’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Fund with the proceeds of a financing transaction may not exceed transaction costs. The Fund will designate assets determined to be liquid by PIMCO or otherwise cover its obligations under financing transactions.

Futures Contracts. The Fund is authorized to enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts. The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

03.31.03 I PIMCO Total Return Fund Annual Report	53

Notes To Financial Statements

March 31, 2003

Forward Currency Transactions. The Fund may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Swap Agreements. The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of miscellaneous income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Loan Agreements. The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Short Sales. The Fund has entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

54	PIMCO Total Return Fund Annual Report I 03.31.03

Notes To Financial Statements

March 31, 2003

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Delayed Delivery Transactions. The Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Repurchase Agreements. The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Restricted Securities. The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives from the Fund a monthly administrative fee based on each share class’ average daily net assets. The Administration Fee for Class D is charged at the annual rate of 0.25%. The Administration Fee for the Retail Classes is charged at an annual rate of 0.40%. The Administration Fee for the Institutional and Administrative Classes is charged at the annual rate of 0.18%. The Administration Fee for Class R is charged at the annual rate 0.40%.

Distribution and Servicing Fees. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject

03.31.03 I PIMCO Total Return Fund Annual Report	55

Notes To Financial Statements

March 31, 2003

always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to PAD was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2003.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates PAD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid PAD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee(%)	Servicing Fee(%)

Class A	—	0.25
Class B	0.75	0.25
Class C	0.75	0.25
Class D	—	0.25
Class R	0.25	0.25

PAD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2003 PAD received $30,167,152 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2003, were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$120,488,481	$117,518,321	$22,938,235	$21,597,520

56	PIMCO Total Return Fund Annual Report I 03.31.03

Notes To Financial Statements

March 31, 2003

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Premium
Balance at 03/31/2002	$316,125
Sales	178,912
Closing Buys	(33,706)
Expirations	(317,266)
Exercised	0

Balance at 03/31/2003	$144,065

6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Year Ended 03/31/2003		Year Ended 03/31/2002
	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	114,978	$1,232,237	57,700	$614,608

Other Classes	3,101,526	33,228,375	2,128,222	22,562,269

Issued as reinvestment of distributions
Class D	7,344	78,193	3,206	33,831

Other Classes	363,607	3,870,828	292,217	3,081,947

Cost of shares redeemed
Class D	(39,193)	(419,717)	(23,814)	(253,547)

Other Classes	(1,923,247)	(20,607,633)	(1,388,455)	(14,721,474)

Net increase resulting from Fund share transactions	1,625,015	$17,382,283	1,069,076	$11,317,634

7. Federal Income Tax Matters

As of March 31, 2003, the components of distributable taxable earnings were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis (Depreciation) on Derivatives and Foreign Currency Denominated Assets/Liabilities(1)	Other Book-to-Tax Accounting Differences	Accumulated Capital Losses	Post-October Deferral(2)
Total Return Fund	$995,902	$293,883	$(137,562)	$0	$0	$(156,803)

(1)	Adjusted for accelerated recognition of unrealized gain/(loss) or deferral of realized losses for certain options, futures, and foreign currency transactions.
(2)	Capital losses realized during the period November 1, 2002 through March 31, 2003 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

03.31.03 I PIMCO Total Return Fund Annual Report	57

Notes To Financial Statements

March 31, 2003

As of March 31, 2003, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation(3)
Total Return Fund	$76,137,278	$1,782,566	$(755,359)	$1,027,207

(3)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, unamortized premium on convertible bonds, and differences in the timing of income recognition on certain bonds for federal income tax purposes.

For the fiscal year ended March 31, 2003, the Fund made the following tax basis distributions (amounts in thousands):

	Ordinary Income Distributions(4)	Long-Term Capital Gains Distributions	Return of Capital
Total Return Fund	$4,118,876	$624,977	$0

(4)	Includes short-term capital gains.

58	PIMCO Total Return Fund Annual Report I 03.31.03

Report of Independent Accountants

To the Trustees and Class D Shareholders of the PIMCO Funds: Pacific Investment Management Series

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statement of operations, and of changes in net assets and the financial highlights for the Class D shares presents fairly, in all material respects, the financial position of the Total Return Fund (hereafter referred to as the “Fund”) at March 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the Class D shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2003 by correspondence with the custodian and counterparties, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 27, 2003

03.31.03 I PIMCO Total Return Fund Annual Report	59

Federal Income Tax Information (unaudited)

As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2003) regarding the status of the dividend received deduction for corporations.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund’s fiscal 2003 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below:

Total Return Fund	0.39%

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2004, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2003.

60	PIMCO Total Return Fund Annual Report I 03.31.03

Trustees and Officers of the PIMCO Funds:

Pacific Investment Management Series (Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (43) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO; Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Chairman, Director and President, PIMCO Strategic Global Government Fund, Inc.; Director, PIMCO Luxembourg S.A.; and Board of Governors and Executive Committee, Investment Company Institute.	71	None

R. Wesley Burns* (43) President and Trustee	07/1987 to present (since 11/1997 as Trustee)	Director, PIMCO; President and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; President and Trustee, PIMCO Variable Insurance Trust; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.; Director, PIMCO Funds: Global Investors Series plc; and Director, PIMCO Global Advisors (Ireland) Limited. Formerly, Managing Director, PIMCO and Executive Vice President, PIMCO Funds: Multi-Manager Series.	70	None

Independent Trustees

Guilford C. Babcock (71) Trustee	04/1987 to present	Professor of Finance Emeritus, University of Southern California; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, San Marino Community Church.	70	Director, Growth Fund of America and Fundamental Investors Fund of the Capital Group.

E. Philip Cannon (62) Trustee	03/2000 to present	Proprietor, Cannon & Company, an affiliate of Inverness Management LLC, (a private equity investment firm); President, Houston Zoo; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO Funds: Multi-Manager Series. Formerly, Headmaster, St. John’s School, Houston, Texas.	114	None

Vern O. Curtis (68) Trustee	02/1995 to present	Private Investor; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust.	70	Director, Public Storage Business Parks, Inc., (a Real Estate Investment Trust); and Director, Fresh Choice, Inc. (restaurant company).

03.31.03 I PIMCO Total Return Fund Annual Report	61

Trustees and Officers of the PIMCO Funds:

Pacific Investment Management Series (Unaudited) (Cont.)

Trustees of the Trust (Cont.)

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees (Cont.)

J. Michael Hagan (63) Trustee	03/2000 to present	Private Investor and Business Consultant; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Freedom Communications; Director, Remedy Temp (staffing); Director, Saint Gobain Corporation (manufacturing); Member of the Board of Regents, Santa Clara University; and Member of the Board, Taller San Jose. Formerly, Chairman and CEO, Furon Company (manufacturing).	70	Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

Thomas P. Kemp (72) Trustee	04/1987 to present	Private Investor; Vice Chairman, Board of Regents, Pepperdine University; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust.	70	Chairman, OneTouch Technologies Corp. (electronic systems for long term care facilities).

William J. Popejoy (65) Trustee	07/1993 to 02/1995 and 08/1995 to present	Managing Member, Pacific Capital Investors; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust. Formerly, Director, California State Lottery.	70	Director, First Century Financial Corporation.

*	Each of Mr. Harris and Mr. Burns is an “interested person” of the Fund (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

62	PIMCO Total Return Fund Annual Report I 03.31.03

Officers of the Trust

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Gregory A. Bishop (41) Senior Vice President	02/2003 to present	Senior Vice President, PIMCO.

William H. Gross (58) Senior Vice President	04/1987 to present	Managing Director and Chief Investment Officer, PIMCO.

Raymond C. Hayes (58) Senior Vice President	02/1995 to present (since 02/2003 as Senior Vice President)	Senior Vice President, PIMCO. Formerly, Executive Vice President, PIMCO.

Margaret Isberg (46) Senior Vice President)	02/1996 to present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO.

Steven P. Kirkbaumer (47) Senior Vice President	02/2003 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John S. Loftus (43) Senior Vice President	02/2001 to present	Managing Director, PIMCO.

James F. Muzzy (63) Senior Vice President	04/1987 to present (since 02/2003 as Senior Vice President)	Managing Director, PIMCO.

Douglas J. Ongaro (42) Senior Vice President	08/1995 to present (since 02/2003 as Senior Vice President)	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Mark A. Romano (44) Senior Vice President	02/1998 to present (since 02/2003 as Senior Vice President)	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Jeffrey M. Sargent (40) Senior Vice President	02/1993 to present (since 02/1999 as Senior Vice President)	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Leland T. Scholey (50) Senior Vice President	02/1996 to present	Senior Vice President, PIMCO.

William S. Thompson, Jr. (57) Senior Vice President	11/1993 to present (since 02/2003 as Senior Vice President)	Managing Director and Chief Executive Officer, PIMCO.

Jim Johnstone (38) Vice President	02/2002 to present	Vice President, PIMCO. Formerly, Vice President, Fidelity Investments.

Thomas J. Kelleher, III (52) Vice President	02/1998 to present	Vice President, PIMCO.

Kevin D. Kuhner (37) Vice President	02/2003 to present	Vice President, PIMCO. Formerly, Account Manager, PIMCO.

Henrik P. Larsen (33) Vice President	02/1999 to present	Vice President, PIMCO. Formerly, Manager, PIMCO.

Andre J. Mallegol, III (36) Vice President	02/1998 to present	Vice President, PIMCO.

***	The Officers of the Fund are re-appointed annually by the Board of Trustees.

03.31.03 I PIMCO Total Return Fund Annual Report	63

Trustees and Officers of the PIMCO Funds:

Pacific Investment Management Series (Unaudited) (Cont.)

Officers of the Trust (Cont.)

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Gail Mitchell (53) Vice President	02/2003 to present	Vice President, PIMCO. Formerly, Account Manager, PIMCO.

Bruce P. Pflug (44) Vice President	02/2003 to present	Senior Vice President, PIMCO.

David J. Pittman (55) Vice President	02/1998 to present	Vice President, PIMCO.

Scott M. Spalding (33) Vice President	02/2002 to present	Vice President, PIMCO. Formerly, associated with PacificCare Healthcare Systems.

Christina L. Stauffer (39) Vice President	02/2003 to present	Vice President, PIMCO. Formerly, Account Manager, PIMCO and a vice president of client services and marketing with Transamerica Investment Management.

Michael J. Willemsen (43) Vice President	11/1988 to present (since 02/2002 as Vice President)	Vice President, PIMCO. Formerly, Manager, PIMCO.

Garlin G. Flynn (56) Secretary	08/1995 to present	Specialist, PIMCO.

John P. Hardaway (45) Treasurer	08/1990 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Erik C. Brown (35) Assistant Treasurer	02/2001 to present	Vice President, PIMCO. Formerly, tax consultant with Deloitte & Touche LLP and PricewaterhouseCoopers LLP.

***	The Officers of the Fund are re-appointed annually by the Board of Trustees.

64	PIMCO Total Return Fund Annual Report I 03.31.03

Pacific Investment Management Series

Investment Adviser and Administrator	PIMCO Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Distributor	PIMCO Advisors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC Global Fund Services, Inc., P.O. Box 9688, Providence, RI 02940-9688

Independent Accountant	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert, 1775 Eye Street, N.W., Washington, D.C., 20006-2401

For Account Information

For PIMCO Funds account information contact your financial
advisor, or if you recieve account information directly from
PIMCO Funds, you can also call 1-800-426-0107. Telephone
representatives are available Monday–Friday 8:30 am to 8:00
pm Eastern Time. Or visit our Web site at
www.pimcoadvisors.com.

03.31.03 I PIMCO Total Return Fund Annual Report	65

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.pimcoadvisors.com/edelivery.

Annual Report

3. 31. 03

PIMCO Bond Funds

Share Class R

SHORT DURATION BOND FUNDS

Short-Term Fund

Low Duration Fund

INTERMEDIATE DURATION BOND FUND

Total Return Fund

INTERNATIONAL BOND FUND

Foreign Bond Fund

HIGH YIELD BOND FUND

High Yield Fund

REAL RETURN BOND FUND

Real Return Fund

EQUITY-RELATED FUND

StocksPLUS

Chairman’s Letter

Dear Shareholder:

The bond market showed consistent strength over the past year as equities struggled to recover from a long and painful downturn. With a sluggish economy and war in Iraq, it is understandable that investors have continued to be drawn to the relative stability of bonds.

To be sure, many of the PIMCO Bond Funds in this report have delivered solid relative performance: most have beaten their benchmarks. But past performance is no guarantee of future results, and it remains critical for investors to maintain a diversified portfolio. Just as it was important for investors not to ignore bonds when were performing favorably, it is important for them to maintain an allocation to stocks and other asset classes today. We encourage you to work with your financial advisor develop an asset allocation strategy based on your goals, age and risk tolerance.

In December, we increased the number of funds we offer when we introduced PIMCO CommodityRealReturn Strategy Fund. The Fund offers access to the diversification and inflation-hedging potential of commodities.

As always, we thank you for the trust you’ve placed in us.

Sincerely,

Brent R. Harris

Chairman of the Board

April 30, 2003

03.31.03 I PIMCO Bond Funds Annual Report	3

AN INTERNATIONAL BOND FUND

PIMCO Foreign Bond Fund

•	PIMCO Foreign Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	The Fund’s Class R Shares returned 8.81% for the 1-year period ended March 31, 2003, outperforming the 8.79% return of the J.P. Morgan Non-U.S. Index (Hedged).

•	An overweight in core European bonds relative to U.S. Treasuries detracted from returns, as investors flocked to the relative safety of Treasuries.

•	An underweight to longer maturities in the U.K. relative to longer maturity European bonds enhanced returns as their already relatively low yields were prevented from falling further due to concerns about additional issuance.

•	An underweight to Japanese bonds was positive for returns, as low yields and an expected increase in bond issuance prevented yields from falling as much as other developed global markets.

•	An allocation to real return bonds added to performance as prospects for the U.S. economy worsened while inflation expectations increased.

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/03

	1 year	5 year	10 year	Inception (12/2/92)

PIMCO Foreign Bond Fund Class R	8.81%	6.50%	8.50%	8.71%

J.P. Morgan Non-U.S. Index (Hedged)	8.79%	7.04%	8.45%	—

Lipper International Income Fund Average	21.01%	5.37%	7.12%	—

CHANGE IN VALUE For periods ended 3/31/03

Past performance is no guarantee of future results.

4	PIMCO Bond Funds Annual Report I 03.31.03

A HIGH YIELD BOND FUND

PIMCO High Yield Fund

•	PIMCO High Yield Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least B by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

•	The Fund’s Class R Shares returned 4.92% for the annual period ended March 31, 2003 compared to 2.64% for the Merrill Lynch U.S. High Yield BB-B Rated Index. The Fund also outperformed the Lipper High Current Yield Fund category average, which returned 2.71%.

•	The Fund’s exposure to BBB rated issues helped relative returns as these issues significantly outperformed the lower quality tiers.

•	An overweight to telecom, with an emphasis on large-cap companies, contributed to returns as credits across the quality spectrum continued their positive trend for the sixth consecutive month.

•	An underweight to the transportation sector and a focus on secured Enhanced Equipment Trust Certificates (“EETCs”) added to returns as airlines came under additional pressure with the bankruptcy filings of UAL and US Air in late 2002, and more recently with the onset of war.

•	As the utility sector was the top performer in the first quarter of 2003, an underweight here detracted from relative performance.

•	Modest holdings of emerging market bonds were a significant contributor to outperformance as attractive yield premiums and improving economic fundamentals more than offset the sector’s risk.

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/03

	1 year	5 year	10 year	Inception (12/15/92)

PIMCO High Yield Fund Class R	4.92%	2.60%	7.07%	7.51%

Merrill Lynch U.S. High Yield BB-B Rated Index	2.64%	1.85%	6.28%	—

Lipper High Current Yield Fund Average	2.71%	-1.02%	4.54%	—

CHANGE IN VALUE For periods ended 3/31/03

Past performance is no guarantee of future results.

03.31.03 I PIMCO Bond Funds Annual Report	5

A SHORT DURATION BOND FUND

PIMCO Low Duration Fund

•	PIMCO Low Duration Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.

•	The Fund’s Class R Shares returned 7.30% for the annual period ended March 31, 2003, outperforming the Merrill Lynch 1-3 year Treasury Index return of 6.37%. The Fund also outperformed its Lipper peer group average, which was 5.38%.

•	The Fund maintained an above-benchmark duration for most of the period, which added to performance. Yields fell dramatically across the curve in response to significant economic weakness.

•	Our broader-than-Index maturity distribution had a negative impact on performance as the two-year portion of the curve performed best.

•	An emphasis on mortgage-backed securities was positive for performance as mortgages outperformed Treasuries.

•	The Fund’s corporate holdings were positive for performance. The sector’s yield advantage allowed it to outperform despite a high level of economic uncertainty and sustained volatility.

•	Developed non-U.S. holdings detracted from performance.

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/03

	1 year	5 year	10 year	Inception (5/11/87)

PIMCO Low Duration Fund Class R	7.30%	5.88%	5.88%	7.00%

Merrill Lynch 1-3 Year Treasury Index	6.37%	6.22%	5.87%	—

Lipper Short Investment Grade Debt Fund Average	5.38%	5.49%	5.38%	—

CHANGE IN VALUE For periods ended 3/31/03

Past performance is no guarantee of future results.

6	PIMCO Bond Funds Annual Report I 03.31.03

A REAL RETURN STRATEGY FUND

PIMCO Real Return Fund

•	PIMCO Real Return Fund seeks its investment objective by investing under normal circumstances at least 65% of its total assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations with quality and non-U.S. issuer restrictions.

•	For the 12 months ended March 31, 2003, the Class R Shares of the Real Return Fund returned 17.18%, versus 18.11% for the Lehman Brothers Global Real: U.S. TIPS Index.

•	Real yields decreased by 1.45% over the past 12 months, compared to a decrease of 1.72% for conventional U.S. Treasury issues of similar maturities.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 1.82% at March 31, 2003 for the 10-year maturity. This compares to a breakeven yield of 2.09% on March 31, 2002. The 12-month CPI-U change for the last report as of March 31, 2003, was 2.98%.

•	The effective duration of the Fund was 7.56 years on March 31, 2003, compared to a duration of 7.60 years for the benchmark.

•	The Fund’s duration was longer than that of the benchmark for most of the first eight months of the period, which was positive for performance as real yields dropped.

•	The Fund’s duration was shorter than the benchmark for the last four months of the period, which was a negative for performance as yields fell.

•	The Fund maintained a modest barbell strategy for the entire 12-month period, which was negative for performance compared to the benchmark as yields on short maturity TIPS fell further than yields on long maturity TIPS.

•	The Fund’s yield was improved by using a combination of TIPS buy-forward agreements and low duration, high quality conventional yield debt instruments. The steepness of the real yield curve made this an attractive option for the Fund.

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/03

	1 year	5 year	10 year	Inception (1/29/97)

PIMCO Real Return Fund Class R	17.18%	9.50%	—	8.31%

Lehman Brothers Global Real: U.S. TIPS Index	18.11%	9.19%	—	—

Lipper Intermediate U.S. Treasury Fund Average	16.32%	8.19%	—	—

CHANGE IN VALUE For periods ended 3/31/03

Past performance is no guarantee of future results.

03.31.03 I PIMCO Bond Funds Annual Report	7

A SHORT DURATION BOND FUND

PIMCO Short-Term Fund

•	PIMCO Short-Term Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.

•	The Fund’s Class R Shares returned 3.03% for the annual period ended March 31, 2003, outperforming the Salomon 3-Month Treasury Bill Index return of 1.56%.

•	An above-Index duration boosted returns as short-term interest rates fell significantly.

•	Mortgage-backed holdings provided an attractive source of yield and positive price performance during 2002 and 2003.

•	The Fund’s investment-grade corporate holdings slightly enhanced performance due to a revival in investor risk appetite during the latter half of 2002 and the first quarter of 2003. This was slightly offset by concerns surrounding corporate profitability and disclosure practices during 2002.

•	Limited holdings of U.S. dollar-denominated emerging markets bonds had a positive impact on performance as economic fundamentals continued to improve.

•	An allocation to real return bonds was positive as most real yields fell amid strong demand from investors.

•	Asset-backed bonds helped returns, providing yields that exceeded short-term Treasuries.

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/03

	1 year	5 year	10 year	Inception (10/7/87)

PIMCO Short-Term Fund Class R	3.03%	4.69%	5.15%	5.63%

Salomon 3-Month Treasury Bill Index	1.56%	4.09%	4.46%	—

Lipper Ultra-Short Obligations Fund Average	2.76%	4.74%	4.91%	—

CHANGE IN VALUE For periods ended 3/31/03

Past performance is no guarantee of future results.

8	PIMCO Bond Funds Annual Report I 03.31.03

AN ENHANCED INDEX STOCK FUND

PIMCO StocksPLUS Fund

•	PIMCO StocksPLUS Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments.

•	Investors fled to safe assets amid worries about sluggish growth, corporate scandals and geopolitical uncertainty. Most sectors of the bond market fared well whereas most stock market indexes experienced significant declines.

•	The S&P 500 Index posted a total return of -24.76% for the 12-months ended March 31, 2003. The StocksPLUS Fund Class R Shares delivered a total return of -22.91%, outperforming the S&P 500 Index.

•	A longer relative duration and broader exposure to the yield curve allowed the Fund to benefit from price appreciation associated with falling interest rates; the upward slope of the yield curve also resulted in the capture of attractive yield premium.

•	Mortgage backed securities provided an attractive source of yield and enhanced the Fund’s credit quality.

•	Corporate fixed income holdings were positive overall for performance due to high relative yield premiums and stable price performance.

•	Modest holdings of upper-tier emerging market bonds helped performance as the sector benefited from improving issuer fundamentals, higher commodity prices and significant cash inflows.

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/03

	1 year	5 year	10 year	Inception (5/13/93)

PIMCO StocksPLUS Fund Class R	–22.91%	–3.52%	—	9.12%

S&P 500 Index	–24.76%	–3.77%	—	—

Lipper Large-Cap Core Fund Average	–25.78%	–5.00%	—	—

CHANGE IN VALUE For periods ended 3/31/03

Past performance is no guarantee of future results.

03.31.03 I PIMCO Bond Funds Annual Report	9

AN INTERMEDIATE DURATION BOND FUND

Total Return Fund

•	PIMCO Total Return Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.

•	The Fund’s Class R Shares trailed the Lehman Brothers Aggregate Bond Index for the one-year period ended March 31, 2003, returning 10.98% versus 11.69% for the Index. However, the Fund did outperform its Lipper Category Average, which returned 9.97% over the same time period.

•	The Fund held slightly above Index duration during most of the year, which had a positive impact on returns as yields generally fell. An emphasis on intermediate maturity securities was positive for returns as rates declined most in this sector.

•	The Fund benefited from an overweight in mortgages, which provided a high quality source of additional yield.

•	An underweight in investment grade corporates hurt returns, as this sector performed well due to investor expectations of economic recovery and a demand for higher yielding assets.

•	Eurozone holdings detracted from performance as European markets under-performed the U.S. given the flight-to-quality driven Treasury rally.

•	A small, high-quality emerging markets exposure was a positive for performance as the Fund was focused on countries with relatively stable economies.

AVERAGE ANNUAL TOTAL RETURN For periods ended 3/31/03

	1 year	5 year	10 year	Inception (5/11/87)

PIMCO Total Return Fund Class R	10.98%	7.49%	7.25%	8.56%

Lehman Brothers Aggregate Bond Index	11.69%	7.51%	7.23%	—

Lipper Intermediate Investment Grade Debt Fund Average	9.98%	6.37%	6.41%	—

CHANGE IN VALUE For periods ended 3/31/03

Past performance is no guarantee of future results.

10	PIMCO Bond Funds Annual Report I 03.31.03

Footnotes

Past performance is no guarantee of future results. Investment return and the value of an investor’s shares will fluctuate and may be worth more or less than original cost when redeemed. The average annual total return measures performance assuming that all dividend and capital gain distributions were reinvested. Returns shown do not reflect the deduction of taxes that a shareholder would pay (i) on fund distributions or (ii) the redemption of fund shares. Returns represent the blended performance of the Fund’s R shares and the prior performance of the Fund’s Institutional shares (Class A for Real Return), adjusted, as necessary, to reflect retail share current sales charges and different operating expenses. The R shares were first offered in December 2002. The Growth of $10,000 does not include the effect of the maximum initial sales charge only associated with class A shares. The Lipper Averages are calculated by Lipper, Inc. It is the total return performance average of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges. This report may not be distributed publicly unless accompanied or preceded by the current PIMCO Funds prospectus. An investment in a (the) fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. In addition, it is possible to lose money on investments in a (the) fund. PIMCO Advisors Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.pimcoadvisors.com, 1-888-87-PIMCO.

03.31.03 I PIMCO Bond Funds Annual Report	11

Schedule of Investments

Foreign Bond Fund

March 31, 2003

			Principal Amount (000s)	Value (000s)

AUSTRALIA (k)(l) 0.8%
Commonwealth of Australia
10.000% due 10/15/2007 (a)		A$	750	$547
Crusade Global Trust
1.670% due 05/15/2021 (b)			$5,048	5,054
Homeside Mortgage Securities Trust
1.560% due 01/20/2027 (b)			1,231	1,226
Medallion Trust
1.610% due 07/12/2031 (b)			2,536	2,540
Torrens Trust
1.540% due 07/15/2031 (b)			1,224	1,225

Total Australia (Cost $10,496)				10,592

AUSTRIA (k)(l) 1.1%
Republic of Austria
5.000% due 07/15/2012		EC	12,700	14,853

Total Austria (Cost $14,088)				14,853

BELGIUM (k)(l) 1.6%
Kingdom of Belgium
7.000% due 11/21/2004		EC	183,200	5,298
6.250% due 03/28/2007			1,400	1,709
7.500% due 07/29/2008			10,500	13,738

Total Belgium (Cost $18,333)				20,745

CANADA (k)(l) 4.0%
Commonwealth of Canada
5.250% due 09/01/2003	C$		640	438
5.500% due 06/01/2009			17,400	12,302
5.500% due 06/01/2010			17,300	12,187
6.000% due 06/01/2011			35,400	25,630
Newcourt Credit Group, Inc.
7.125% due 12/17/2003			$2,000	2,067

Total Canada (Cost $51,410)				52,624

CAYMAN ISLANDS (k)(l) 0.9%
MBNA Master Credit Card Trust
2.823% due 05/19/2004 (b)		EC	8,100	8,834
Redwood Capital II Ltd.
4.380% due 01/01/2004 (b)			$2,500	2,494
SHL Corp. Ltd.
0.755% due 12/25/2024 (b)		JY	63,069	532

Total Cayman Islands (Cost $11,620)				11,860

CHILE 0.2%
Republic of Chile
6.875% due 04/28/2009			$750	840
5.500% due 01/15/2013			1,200	1,211

Total Chile (Cost $2,015)				2,051

DENMARK (k)(l) 0.5%
Nykredit
6.000% due 10/01/2029		DK	23,789	3,584
Unikredit Realkredit
6.000% due 07/01/2029			21,728	3,279

Total Denmark (Cost $5,050)				6,863

FRANCE (k)(l) 8.1%
Axa S.A.
3.750% due 01/01/2017		EC	828	$914
France Telecom S.A.
0.458% due 06/19/2003 (b)		JY	700,000	5,874
1.013% due 07/16/2003 (b)			270,000	2,260
Republic of France
5.250% due 04/25/2008		EC	47,000	55,902
4.000% due 04/25/2009			8,250	9,245
4.000% due 10/25/2009			30,070	33,567

Total France (Cost $85,469)				107,762

GERMANY (k)(l) 24.5%
Deutsche Telekom AG
1.673% due 03/10/2004 (b)		JY	200,000	1,668
DSL Bank AG
7.250% due 08/07/2007 (b)		BP	3,000	5,283
Hypothekenbank in Essen AG
5.500% due 02/20/2007		EC	1,690	1,995
Landesbank Bden-Wuerttemberg AG
5.500% due 04/+ 02/2007			440	521
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008			1,430	1,656
Republic of Germany
6.000% due 01/05/2006 (a)			18,100	21,459
5.000% due 02/17/2006 (a)			4,000	4,638
6.250% due 04/26/2006 (a)			35,400	42,511
4.500% due 08/18/2006 (a)			28,800	33,061
4.125% due 07/04/2008 (b)			1,950	2,211
4.500% due 07/04/2009 (a)			5,785	6,644
5.250% due 07/04/2010 (a)			30,000	35,830
5.000% due 07/04/2011			100	117
6.250% due 01/04/2024 (a)			11,180	14,585
6.500% due 07/04/2027 (a)			75,260	101,751
5.625% due 01/04/2028 (a)			8,400	10,202
6.250% due 01/04/2030 (a)			19,700	25,968
5.500% due 01/04/2031 (a)			13,900	16,692

Total Germany (Cost $255,359)				326,792

GREECE (k)(l) 0.1%
Hellenic Republic
4.700% due 05/19/2003 (b)		EC	293	319
5.220% due 06/17/2003 (b)			315	344
4.660% due 10/23/2003 (b)			1,103	1,220

Total Greece (Cost $2,213)				1,883

IRELAND (k)(l) 0.3%
Emerald Mortgages PLC
2.898% due 04/30/2028 (b)		EC	3,532	3,845

Total Ireland (Cost $3,106)				3,845

ITALY (k)(l) 7.4%
First Italian Auto Transaction
3.720% due 07/01/2008 (b)		EC	5,530	5,942
Republic of Italy
7.750% due 11/01/2006 (a)			5,700	7,219
4.500% due 05/01/2009 (a)			69,210	79,262
5.250% due 08/01/2011			3,400	4,042
Siena Mortgage SpA
3.516% due 02/07/2037 (b)			1,500	1,633
Upgrade SpA
3.200% due 12/31/2035 (b)			1,000	1,089

Total Italy (Cost $77,481)				99,187

JAPAN (k)(l) 8.4%
Government of Japan
1.900% due 12/21/2009 (a)		JY	110,000	$1,020
1.500% due 12/20/2011 (a)			7,461,000	67,778
1.300% due 09/20/2012			3,870,000	34,558
2.600% due 03/20/2019			550,000	5,771
1.900% due 09/20/2022 (a)			270,000	2,594

Total Japan (Cost $107,107)				111,721

LUXEMBOURG (k)(l) 0.3%
Hellenic Finance
2.000% due 07/15/2003 (b)		EC	1,600	1,787
Tyco International Group S.A.
4.375% due 11/19/2004			2,170	2,277
6.750% due 02/15/2011			$8	8

Total Luxembourg (Cost $3,961)				4,072

MEXICO (k)(l) 1.0%
Bancomext Trust
8.000% due 08/05/2003			$390	399
Petroleos Mexicanos
8.850% due 09/15/2007			1,040	1,206
9.375% due 12/02/2008			1,290	1,506
United Mexican States
4.000% due 03/11/2004		JY	130,000	1,132
6.375% due 01/16/2013			$8,250	8,271
11.375% due 09/15/2016			500	688
8.000% due 09/24/2022			610	640

Total Mexico (Cost $13,293)				13,842

NETHERLANDS (k)(l) 1.3%
Deutsche Telekom International Finance BV
8.250% due 06/15/2005			$1,700	1,874
8.000% due 06/15/2010			1,300	1,528
Kingdom of Netherlands
6.000% due 01/15/2006		EC	12,000	14,227

Total Netherlands (Cost $14,993)				17,629

NEW ZEALAND (k)(l) 0.3%
Commonwealth of New Zealand
4.500% due 02/15/2016 (c)	N$		5,130	3,537

Total New Zealand (Cost $3,130)				3,537

PANAMA 0.2%
Republic of Panama
9.625% due 02/08/2011			$1,600	1,806
9.375% due 07/23/2012			450	497
9.375% due 01/16/2023			830	876

Total Panama (Cost $2,900)				3,179

PERU 0.6%
Republic of Peru
9.125% due 02/21/2012			$5,900	6,239
5.000% due 03/07/2017			2,016	1,709

Total Peru (Cost $7,299)				7,948

12	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

		Principal Amount (000s)	Value (000s)

SPAIN (k)(l) 4.9%
Hipotebansa Mortgage Securitization Fund
2.976% due 01/18/2018 (b)	EC	2,878	$3,151
2.986% due 07/18/2022 (b)		3,056	3,322
Kingdom of Spain
5.150% due 07/30/2009		37,730	44,856
5.350% due 10/31/2011		11,100	13,330

Total Spain (Cost $54,324)			64,659

SUPRANATIONAL (k)(l) 1.5%
Asian Development Bank
6.220% due 08/15/2027		$2,200	2,552
Eurofima
4.750% due 07/07/2004	SK	60,900	7,269
European Investment Bank
6.000% due 05/07/2003	BP	3,250	5,150
8.000% due 06/10/2003		3,250	5,176

Total Supranational (Cost $18,988)			20,147

SWEDEN (k)(l) 0.2%
Kingdom of Sweden
5.000% due 01/28/2009	SK	27,000	3,309

Total Sweden (Cost $2,670)			3,309

UNITED KINGDOM (k)(l) 11.2%
Abbey National Treasury Service PLC
5.250% due 01/21/2004	BP	2,670	4,267
Bauhaus Securities Ltd.
3.138% due 10/30/2052 (b)	EC	5,462	5,962
British Telecom PLC
2.553% due 12/15/2003 (b)		$12,380	12,438
Core
1.453% due 03/17/2009 (b)		959	956
Dolerite Funding PLC
1.620% due 08/20/2032 (b)		4,887	4,884
Haus Ltd.
2.818% due 12/14/2037 (b)	EC	8,237	8,997
Lloyds TSB Capital I
7.375% due 02/07/2049 (b)		500	631
Originated Mortgage Loans PLC
3.187% due 12/15/2031 (b)		463	506
Residential Mortgage Securities
1.719% due 05/12/2032 (b)		$2,744	2,744
United Kingdom Gilt
7.125% due 12/07/2007 (a)	BP	59,500	107,310

Total United Kingdom (Cost $142,788)			148,695

UNITED STATES (k)(l) 42.7%
Asset-Backed Securities 3.4%
Ace Securities Corp.
1.656% due 11/25/2028 (b)		$109	109
AFC Home Equity Loan Trust
1.525% due 03/25/2027 (b)		333	333
AMRESCO Residential Securities Corp.
Mortgage Loan Trust
1.775% due 06/25/2029 (b)		3,183	3,187
Asset-Backed Securities Corp.
1.700% due 03/15/2032 (b)		582	583
Bear Stearns Asset-Backed Securities, Inc.
1.635% due 10/25/2032 (b)		897	899
1.705% due 10/25/2032 (b)		1,159	1,161
CDC Mortgage Capital Trust
1.645% due 01/10/2032 (b)		5,667	5,654
1.595% due 08/25/2032 (b)		1,028	1,027
Conseco Finance Corp.
1.650% due 10/15/2031 (b)		239	239
CS First Boston Mortgage Securities Corp.
1.540% due 12/15/2030 (b)		2,165	2,167
1.655% due 08/25/2031 (b)		93	93
1.645% due 07/25/2032 (b)		1,653	1,656
1.755% due 10/25/2032 (b)		3,066	3,071
EQCC Home Equity Loan Trust
1.533% due 03/20/2030 (b)		198	198
First Alliance Mortgage Loan Trust
1.513% due 12/20/2027 (b)		100	100
GMAC Mortgage Corp. Loan Trust
6.356% due 11/25/2030 (b)		26	25
Long Beach Auto Receivables Trust
3.114% due 03/13/2005 (b)		1,091	1,093
Mesa Trust Asset-Backed Certificates
1.705% due 11/25/2031 (b)		3,646	3,650
MLCC Mortgage Investors, Inc.
1.660% due 03/15/2025 (b)		2,249	2,251
North Carolina State Education Authority
1.500% due 06/01/2009 (b)		416	416
Novastar Home Equity Loan
1.585% due 01/25/2031 (b)		844	846
Option One Mortgage Loan Trust
1.666% due 04/25/2030 (b)		28	28
Providian Gateway Master Trust
1.500% due 03/15/2007 (b)		7,000	7,004
Providian Home Equity Loan Trust
1.595% due 06/25/2025 (b)		1,330	1,333
Residential Asset Securities Corp.
1.555% due 07/25/2032 (b)		6,800	6,785
Salomon Brothers Mortgage Securities VII, Inc.
1.700% due 11/15/2029 (b)		241	241
1.645% due 02/25/2030 (b)		1,224	1,220

			45,369

Convertible Bonds & Notes 0.2%
Verizon Global Funding Corp.
5.750% due 04/01/2003		2,200	2,200

Corporate Bonds & Notes 7.2%
AOL Time Warner, Inc.
5.625% due 05/01/2005		5,100	5,319
AT&T Corp.
4.687% due 11/21/2003 (b)	EC	10,600	11,613
CIT Group, Inc.
1.840% due 04/07/2003 (b)		$638	638
7.500% due 11/14/2003		1,400	1,447
2.660% due 07/30/2004 (b)		500	501
2.840% due 01/31/2005 (b)		1,500	1,498
Conoco Funding Co.
7.250% due 10/15/2031		400	473
Conoco, Inc.
2.225% due 04/15/2003 (b)		1,200	1,200
Ford Motor Credit Co.
1.560% due 06/20/2003 (b)		5,200	5,189
1.000% due 12/22/2003 (b)	JY	107,000	898
5.750% due 02/23/2004		$1,000	1,008
1.718% due 07/19/2004 (b)		2,800	2,674
3.227% due 10/25/2004 (b)		2,800	2,674
GE Finance Assurance Holdings
1.600% due 06/20/2011	JY	520,000	4,398
General Electric Capital Corp.
6.125% due 02/22/2011		$2,500	2,750
General Motors Acceptance Corp.
1.440% due 08/18/2003 (b)		13,790	13,747
1.718% due 07/21/2004 (b)		5,100	5,015
General Motors Corp.
1.250% due 12/20/2004	JY	208,000	1,741
Goldman Sachs Group, Inc.
5.250% due 04/01/2013		$1,750	1,779
Household Finance Corp.
2.564% due 03/11/2004 (b)		400	403
J.P. Morgan Chase & Co.
5.385% due 02/15/2012 (b)		$4,670	$4,835
Kroger Co.
5.500% due 02/01/2013		6,120	6,252
Merrill Lynch & Co., Inc.
1.640% due 05/21/2004 (b)		6,710	6,727
MetLife, Inc.
3.911% due 05/15/2005		900	926
MGM Mirage, Inc.
6.950% due 02/01/2005		180	187
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (b)		800	733
Morgan Stanley TRACERS
4.582% due 09/15/2011 (b)		256	292
Pfizer, Inc.
0.800% due 03/18/2008	JY	637,000	5,482
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		$8	6
Sprint Capital Corp.
5.875% due 05/01/2004		690	707
Sumitomo Bank Treasury Co.
9.400% due 12/29/2049 (b)		1,400	1,466
Verizon Global Funding Corp.
5.750% due 04/01/2003		3,090	3,090
Verizon Wireless Capital LLC
1.658% due 12/17/2003 (b)		500	500
WorldCom, Inc.—WorldCom Group
7.500% due 05/15/2011 (d)		8	2

			96,170

Mortgage-Backed Securities 10.7%
Amortizing Residential Collateral Trust
1.565% due 09/25/2030 (b)		289	289
Bank of America Mortgage Securities, Inc.
6.500% due 05/25/2029		257	260
Bear Stearns Adjustable Rate Mortgage Trust
6.823% due 02/25/2031 (b)		786	797
6.122% due 12/25/2031 (b)		1,136	1,152
6.191% due 01/25/2032 (b)		2,867	2,881
Chase Mortgage Finance Corp.
6.500% due 01/25/2032		753	762
Citicorp Mortgage Securities, Inc.
6.500% due 03/25/2029		140	145
CS First Boston Mortgage Securities Corp.
5.727% due 05/25/2032 (b)		1,398	1,431
1.886% due 08/25/2033 (b)		5,431	5,431
Fannie Mae
5.000% due 05/19/2018		28,000	28,656
4.653% due 07/01/2021 (b)		175	182
4.290% due 11/01/2022 (b)		111	115
4.238% due 01/01/2023 (b)		248	257
4.599% due 08/01/2023 (b)		473	491
6.589% due 12/01/2030 (b)		627	646
6.500% due 02/01/2026-08/01/2032 (e)		14,269	14,903
Freddie Mac
5.125% due 01/15/2012	EC	1,700	1,994
5.500% due 05/15/2012		$1,190	1,212
9.050% due 06/15/2019		25	25
4.673% due 06/01/2022 (b)		836	864
4.439% due 08/01/2022 (b)		124	129
6.000% due 06/15/2028		5,673	5,782
6.500% due 08/01/2032		13,017	13,584
GE Capital Mortgage Services, Inc.
6.250% due 07/25/2029		320	324
Government National Mortgage Association
5.625% due 11/20/2021-12/20/2025 (b)(e)		1,238	1,270
5.750% due 07/20/2022-08/20/2027 (b)(e)		3,479	3,577
5.375% due 05/20/2022-05/20/2028 (b)(e)		2,335	2,397

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	13

Schedule of Investments (Cont.)

Foreign Bond Fund

March 31, 2003

		Principal Amount (000s)	Value (000s)

4.250% due 04/20/2030-05/20/2030 (b)(e)		$5,605	$5,711
5.000% due 04/20/2030-05/20/2030 (b)(e)		2,112	2,168
4.500% due 11/20/2030		228	234
6.500% due 09/15/2032		7,950	8,361
GS Mortgage Securities Corp.
6.526% due 08/15/2011 (b)		2,000	2,229
J.P. Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		10,100	11,421
Prudential Home Mortgage Securities
7.000% due 01/25/2008		2,177	2,174
6.800% due 05/25/2024		549	582
Residential Funding Mortgage Securities I, Inc.
6.500% due 05/25/2029		1,498	1,530
5.654% due 09/25/2032 (b)		2,961	3,011
Structured Asset Mortgage Investments, Inc.
6.503% due 06/25/2029 (b)		1,081	1,091
Structured Asset Securities Corp.
1.605% due 10/25/2027 (b)		1,624	1,563
5.800% due 09/25/2031		1,804	1,827
Washington Mutual Loan Trust
3.502% due 12/25/2040 (b)		1,251	1,260
Washington Mutual Mortgage Securities Corp.
6.010% due 04/25/2031 (b)		433	437
5.215% due 10/25/2032 (b)		7,557	7,746
Wells Fargo Mortgage-Backed Securities Trust
4.944% due 09/25/2032 (b)		1,866	1,884

			142,785

Municipal Bonds & Notes 0.6%
California State Revenue Anticipation Notes, Series 2002
1.280% due 06/20/2003 (b)		3,400	3,397
2.500% due 06/20/2003		1,800	1,805
California State Tobacco Securitization Corp.
Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		2,400	2,215
Chicago, Illinois Board of Education
General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 12/01/2031		300	302
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026		200	203
Louisville and Jefferson County, Kentucky Metro Sewer and Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		200	202
Maryland State Health and Education Facilities Authority Revenue Bonds, Series 2001
5.000% due 07/01/2041		300	303

			8,427

		Shares
Preferred Security 0.5%
DG Funding Trust
3.650% due 12/29/2049 (b)		640	6,592

		Principal Amount (000s)
U.S. Government Agencies 6.3%
Fannie Mae
4.250% due 10/25/2004		$800	802
3.800% due 12/20/2004		3,000	3,018
7.250% due 01/15/2010		3,500	4,247
Federal Home Loan Bank
5.665% due 03/22/2006		3,200	3,513
5.660% due 04/26/2006		1,200	1,319
4.375% due 08/15/2007		8,500	8,601
Freddie Mac
4.500% due 04/15/2005		$7,000	$7,008
5.750% due 09/15/2010	EC	1,600	1,945
4.750% due 01/15/2013	EC	5,360	6,025
Small Business Administration
6.640% due 02/10/2011		$3,869	4,283
6.344% due 08/10/2011		5,461	5,960
5.980% due 11/01/2022		8,171	8,809
Tennessee Valley Authority
4.875% due 12/15/2016		16,050	17,453
5.880% due 04/01/2036		10,000	11,308

			84,291

U.S. Treasury Obligations 13.8%
Treasury Inflation Protected Securities (c)
3.625% due 01/15/2008		1,968	2,203
3.875% due 01/15/2009		1,662	1,894
3.625% due 04/15/2028		3,145	3,697
3.875% due 04/15/2029		2,210	2,718
U.S. Treasury Bonds
11.250% due 02/15/2015		16,400	27,312
7.250% due 05/15/2016		600	771
7.500% due 11/15/2016		1,200	1,576
8.125% due 08/15/2019		67,300	93,944
6.500% due 08/15/2023		10,200	11,992
U.S. Treasury Strips
0.000% due 05/15/2017		7,000	3,524
0.000% due 08/15/2019		37,100	16,137
0.000% due 08/15/2020		42,700	17,415

			183,183

Total United States (Cost $541,924)			569,017

PURCHASED PUT OPTIONS (k)(l) 0.0%
Government of Japan 10 Year
Note June Futures (OTC)
Strike @ 118.000 Exp. 06/05/2003	JY	20,000,000	0
Republic of Germany (OTC)
4.500% due 08/17/2007
Strike @ 93.000 Exp. 04/03/2003	EC	250,000	0
Republic of Germany (OTC)
4.750% due 07/04/2008
Strike @ 92.000 Exp. 04/03/2003		326,700	0
Republic of Germany (OTC)
6.500% due 07/04/2027
Strike @ 101.000 Exp. 04/03/2003		200	0
Euro-Bund 10 Year Note
June Futures (OTC)
Strike @ 100.000 Exp. 06/05/2003		67,200	7
U.S. Treasury 10 Year Note
June Futures (CBOT)
Strike @ 101.000 Exp. 05/24/2003		$125,000	20
United Kingdom Gilt (OTC)
7.250% due 12/07/2007
Strike @ 101.000 Exp. 04/03/2003	BP	59,500	0

Total Purchased Put Options (Cost $118)			27

SHORT-TERM INSTRUMENTS 22.2%
Commercial Paper 17.1%
ABN AMRO North America
1.290% due 04/07/2003		$1,625	1,625
1.280% due 05/14/2003		20,000	19,969
Alcon Capital Corp.
1.250% due 05/28/2003		7,500	7,485
Anz, Inc.
1.250% due 05/27/2003		3,000	2,994
CDC Commercial Corp.
1.240% due 04/24/2003		10,700	10,691
1.250% due 05/06/2003		14,000	13,983
Fannie Mae
1.190% due 06/25/2003		27,900	27,820
HBOS Treasury Services PLC
1.250% due 04/07/2003		5,500	5,499
1.290% due 04/14/2003		20,000	19,991
1.260% due 05/06/2003		11,000	10,987
1.245% due 05/28/2003		4,900	4,890
Nestle Capital Corp.
1.245% due 06/12/2003		18,000	17,956
Pfizer, Inc.
1.245% due 04/24/2003		30,000	29,976
Royal Bank of Scotland PLC
1.255% due 04/30/2003		13,000	12,987
Stadshypotek, Inc.
1.265% due 04/23/2003		30,000	29,977
Svenska Handelsbank, Inc.
1.255% due 05/07/2003		5,000	4,994
UBS Finance, Inc.
1.180% due 04/10/2003		6,000	5,998

			227,822

Repurchase Agreement 1.2%
State Street Bank
1.050% due 04/01/2003		15,248	15,248

(Dated 03/31/2003. Collateralized by Federal Home Loan Bank 4.125% due 01/14/2005 valued at $15,553 Repurchase proceeds are $15,248.)

U.S. Treasury Bills 3.9%
1.169% due 05/05/2003-05/15/2003 (e)(f)		52,330	52,258

Total Short-Term Instruments (Cost $295,329)			295,328

Total Investments 144.3% (Cost $1,745,464)			$1,922,167
Written Options (g) (1.0%) (Premiums $8,159)			(13,319)
Other Assets and Liabilities (Net) (43.3%)			(576,826)

Net Assets 100.0%			$1,332,022

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Security, or a portion thereof, subject to financing transaction.

(b)	Variable rate security. The rate listed is as of March 31, 2003.

(c)	Principal amount of security is adjusted for inflation.

(d)	Security is in default.

(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

14	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

(f)	Securities with an aggregate market value of $ 14,436 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euro-Bobl 5 Year Note (06/2003)—Long	2,158	$(1,783)
Euro-Bund 10 Year Note (06/2003)—Long	557	(651)
Government of Japan 10 Year Notes (06/2003)—Long	76	358
10 Year Swap June Futures (06/2003)—Long	489	(451)
U.S. Treasury 2 Year Note (06/2003)—Short	103	(31)
U.S. Treasury 5 Year Note (06/2003)—Long	186	4
U.S. Treasury 10 Year Note (06/2003)—Long	1,926	803

		$(1,751)

(g)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Call—OTC 7 Year Interest Rate Swap Strike @ 5.970%** Exp. 10/04/2004	$700	$23	$65
Put—OTC 7 Year Interest Rate Swap Strike @ 5.970%* Exp. 10/04/2004	700	31	11
Call—OTC 7 Year Interest Rate Swap Strike @ 5.175%** Exp. 10/04/2004	84,000	2,493	4,863
Call—OTC 10 Year Interest Rate Swap Strike @ 5.130%** Exp. 11/10/2003	2,100	32	130
Put—OTC 10 Year Interest Rate Swap Strike @ 6.000%* Exp. 10/20/2003	18,800	874	74
Put—OTC 10 Year Interest Rate Swap Strike @ 6.130%* Exp. 11/10/2003	2,100	89	9
Call—OTC 10 Year Interest Rate Swap Strike @ 5.650%** Exp. 11/19/2003	30,700	1,042	2,927
Call—OTC 7 Year Interest Rate Swap Strike @ 5.500%** Exp. 01/07/2005	8,700	195	586
Call—OTC 30 Year Interest Rate Swap Strike @ 5.480%** Exp. 04/03/2006	10,000	297	662
Call—OTC 10 Year Interest Rate Swap Strike @ 4.375%** Exp. 12/15/2006	2,900	38	55
Call—OTC 7 Year Interest Rate Swap Strike @ 5.500%** Exp. 01/07/2005	42,500	1,945	2,864
Put—OTC 7 Year Interest Rate Swap Strike @ 7.000%* Exp. 01/07/2005	$2,500	$48	$24
Call—OTC 10 Year Interest Rate Swap Strike @ 4.000%** Exp. 10/20/2003	18,800	272	233
Call—OTC 10 Year Interest Rate Swap Strike @ 4.000%** Exp. 03/03/2004	8,900	197	128

Type	# of Contracts	Premium	Value

Call—CBOT 5 Year June Futures Strike @ 114.500 Exp. 05/24/2003	109	89	56
Call—CBOT U.S. Treasury Note June Futures Strike @ 116.000 Exp. 05/24/2003	204	152	172
Call—CBOT U.S. Treasury Note June Futures Strike @ 113.000 Exp. 05/24/2003	183	342	460

		$8,159	$13,319

*	The Fund will pay a floating rate based on 3-month LIBOR.

**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Written options with premiums to be determined on a future date:

Type	# of Contracts	Unrealized Appreciation

Call & Put—OTC% U.S. Dollar Forward Delta/Neutral Straddle vs. Japanese Yen Strike and premium determined on 12/18/2007, based upon implied volatility parameter of 18.500%
Counterparty: AIG International Inc. Exp. 12/18/2012	12,220	$371

(i)	Short sales open at March 31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

Republic of Venezuela	2.313	12/18/2007	$5,000	$3,475	$3,650
U.S. Treasury Note	5.625	05/15/2008	33,200	37,585	37,875
U.S. Treasury Note	4.750	11/15/2008	41,300	45,023	45,000
U.S. Treasury Note	5.500	05/15/2009	162,600	184,125	182,050
U.S. Treasury Note	6.000	08/15/2009	6,000	6,960	6,870
U.S. Treasury Note	5.750	08/15/2010	700	804	793
U.S. Treasury Note	5.000	02/15/2011	3,800	4,177	4,115
U.S. Treasury Note	5.000	08/15/2011	30,300	33,233	32,724
U.S. Treasury Note	3.500	11/15/2006	49,900	52,017	51,528
U.S. Treasury Note	4.875	02/15/2012	92,400	100,352	101,977
U.S. Treasury Note	4.375	05/15/2007	101,200	108,699	108,293
U.S. Treasury Note	4.375	08/15/2012	35,200	36,809	37,398
U.S. Treasury Note	3.000	11/15/2007	3,250	3,296	3,286
U.S. Treasury Note	4.000	11/15/2012	2,700	2,740	2,774

				$619,295	$618,333

(j)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 5.500% and pay floating rate based on 6 month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2008 BP	5,500	$566
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2032	10,500	(86)
Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 03/15/2008	6,100	629
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2032	28,600	395
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2017	13,400	(55)
Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2004	3,900	137
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2016	10,120	(175)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Lehman Brothers, Inc. Exp. 03/15/2016	30,200	(370)
Receive a fixed rate equal to 6.949% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Merril Lynch & Co., Inc. Exp. 08/06/2003	4,500	75
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: UBS Warburg LLC Exp. 06/17/2006	37,900	164
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 06/17/2013	12,600	55
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/17/2006	42,100	281

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	15

Schedule of Investments (Cont.)

Foreign Bond Fund

March 31, 2003

Receive floating rate based on 6-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/17/2013		21,000	$152
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 06/17/2006	BP	5,000	38
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Merrill Lynch & Co. Inc. Exp. 06/17/2013		2,700	18
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/20/2018		2,800	2
Receive a fixed rate equal to 1.500% and pay floating rate based on 3-month SF-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/29/2005	SF	77,800	58
Receive a fixed rate equal to 4.500% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/19/2004	EC	83,600	539
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC Exp. 03/15/2007		11,300	36
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/20/2018		38,200	(241)
Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2016		24,100	(42)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/20/2018		3,700	(12)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2032		15,800	206
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Lehman Brothers, Inc. Exp. 12/15/2031		8,000	(654)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 12/15/2031		20,300	(2,003)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2031		4,000	(759)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2032		49,500	581
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Citibank N.A., London Exp. 06/17/2012	EC	89,700	(7,851)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2031		14,100	(2,533)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2017		21,600	262
Receives floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.550%.
Counterparty:Goldman Sachs & Co. Exp.03/16/2006	H$	86,600	(868)
Receives floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.906%.
Counterparty: Goldman Sachs & Co. Exp. 07/11/2006		427,000	(5,430)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.390%
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/18/2007	JY	525,000	(3)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.020%.
Counterparty: Goldman Sachs & Co. Exp. 05/18/2010		1,776,000	(1,691)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.300%.
Counterparty: Goldman Sachs & Co. Exp. 09/21/2011		2,820,000	(1,487)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.660%.
Counterparty: UBS Warburg LLC Exp. 06/17/2007		6,240,000	(954)
Receive a fixed rate equal to 4.500% and pay floating rate based on 3-month SK-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/17/2008	SK	48,000	(45)
Receive a fixed rate equal to 7.100% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014.
Counterparty: J.P. Morgan Chase & Co. Exp. 02/14/2004		$400	79
Receive a fixed rate equal to 7.100% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 11.125% due 09/30/2004.
Counterparty: J.P. Morgan Chase & Co. Exp. 02/14/2004		5,400	(1)
Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.
Counterparty: Lehman Brothers, Inc. Exp. 09/10/2003		6,700	7
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co. Exp. 05/19/2004		4,400	6
Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 8.250% due 09/19/2027.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003		2,000	0
Receive a fixed rate equal to 1.400% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003		2,000	2
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co. Exp. 01/22/2005		4,800	22
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/27/2005		6,000	33
Receive a fixed rate equal to 4.800% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 0.000% due 12/06/2019.
Counterparty: Merrill Lynch & Co. Exp. 12/06/2004		2,675	43
Receive a fixed rate equal to 5.710% and pay floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 07/11/2006		53,700	5,531
Receive a fixed rate equal to 5.440% and pay floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 03/19/2006		11,100	926
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: Merrill Lynch & Co. Exp. 06/18/2023		94,700	(4,142)
Recive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Bank of America, N.A. Exp. 06/18/2008		600	(17)

16	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Receive a fixed rate equal to 5.000% and pay floating based on 3-month LIBOR.
Counterparty: Merrill Lynch & Co. Exp. 06/18/2013	21,000	$66
Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: UBS Warburg LLC Exp. 06/18/2005	12,300	162
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co. Exp. 06/18/2010	19,700	(296)

		$(18,644)

(k)	Principal amount denoted in indicated currency:

A$—Australian Dollar

BP—British Pound

C$—Canadian Dollar

DK—Danish Krone

EC—Euro

H$—Hong Kong Dollar

JY—Japanese Yen

MP—Mexican Peso

N$—New Zealand Dollar

SF—Swiss Franc

SK—Swedish Krona

(i)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	A$	1,741	04/2003	$29	$0	$29
Buy	BP	1,639	04/2003	23	0	23
Sell		14,126	04/2003	57	(89)	(32)
Sell	C$	75,058	04/2003	0	(256)	(256)
Buy	DK	53,618	06/2003	86	0	86
Buy	EC	13,136	04/2003	9	(134)	(125)
Sell		346,958	04/2003	3,330	(264)	3,066
Buy	H$	45,306	04/2003	1	0	1
Sell	JY	3,069,366	04/2003	169	0	169
Buy		78,585	06/2003	0	(6)	(6)
Buy	MP	37,617	09/2003	133	0	133
Buy	N$	1,271	05/2003	0	(2)	(2)
Sell		6,872	05/2003	0	(48)	(48)
Buy	SK	88,113	06/2003	118	0	118

				$3,955	$(799)	$3,156

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	17

Schedule of Investments

High Yield Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 73.6%
Banking & Finance 9.1%
Arvin Capital I
9.500% due 02/01/2027	$14,500	$14,192
Beaver Valley Funding Corp.
8.625% due 06/01/2007	15,248	16,486
9.000% due 06/01/2017	9,382	10,572
Bluewater Finance Ltd.
10.250% due 02/15/2012	25,070	25,070
Cedar Brakes II, LLC
9.875% due 09/01/2013	17,474	15,290
Choctaw Resort Development Enterprise
9.250% due 04/01/2009	11,495	12,300
Credit& Repackaged Securities Ltd.
11.100% due 12/19/2004	3,000	2,925
10.250% due 10/30/2006	10,150	11,340
8.900% due 04/01/2007	5,000	5,068
Finova Group, Inc.
7.500% due 11/15/2009	65,435	23,393
Fuji Bank Ltd.
9.870% due 12/31/2049 (a)	4,100	3,969
Gemstone Investors Ltd.
7.710% due 10/31/2004	34,050	31,671
H&E Equipment Services LLC
11.125% due 06/15/2012	16,990	13,040
HYDI 100
8.750% due 11/15/2007	103,780	105,252
9.700% due 11/15/2007	20,000	19,998
JET Equipment Trust
10.000% due 06/15/2012	8,680	2,213
7.630% due 08/15/2012	2,820	1,248
MDP Acquisition PLC
9.625% due 10/01/2012	11,460	12,133
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)	12,000	10,991
Morgan Stanley Dean Witter & Co.
12.563% due 05/01/2012	5,589	5,810
Pride Credit Linked
8.850% due 04/02/2007	5,000	5,309
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	6,930	5,371
7.250% due 02/15/2011	75,150	57,490
7.750% due 02/15/2031	5,730	4,040
Reliance Group Holdings, Inc.
9.000% due 11/15/2049 (b)	3,769	188
Riggs Capital Trust II
8.875% due 03/15/2027	12,175	11,417
Rotech Healthcare, Inc.
9.500% due 04/01/2012	23,600	23,364
SPX Corp.
9.400% due 06/14/2005	15,900	16,479
Steers Credit Backed Trust
6.965% due 05/27/2003 (a)	12,500	11,250
Tokai Capital Corp.
9.980% due 12/29/2049 (a)	9,400	8,873
Universal City Development Partners
11.750% due 04/01/2010	19,375	19,593
Ventas Capital Corp.
8.750% due 05/01/2009	18,900	20,058

		526,393

Industrials 52.0%
Abitibi-Consolidated Inc
6.950% due 04/01/2008	6,000	6,212
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	1,170	1,287
8.500% due 08/01/2029	4,500	4,567
8.850% due 08/01/2030	6,330	6,697
Allbritton Communications Co.
7.750% due 12/15/2012	3,075	3,144
7.750% due 12/15/2012	23,425	23,952
Allied Waste North America, Inc.
7.375% due 01/01/2004	70	71
8.875% due 04/01/2008	9,149	9,732
8.500% due 12/01/2008	27,795	29,358
7.875% due 01/01/2009	37,040	37,920
10.000% due 08/01/2009	13,693	14,275
9.250% due 09/01/2012	18,700	19,986
American Cellular Corp.
9.500% due 10/15/2009	21,975	5,494
American Media Operations, Inc.
10.250% due 05/01/2009	24,694	26,793
American Media, Inc.
8.875% due 01/15/2011	5,700	6,184
AmeriGas Partners LP
10.000% due 04/15/2006	5,905	6,407
8.830% due 04/19/2010	18,815	19,922
8.875% due 05/20/2011	2,490	2,652
Amphenol Corp.
9.875% due 05/15/2007	4,749	4,975
ANR Pipeline Co
8.875% due 03/15/2010	6,375	6,789
AOL Time Warner, Inc.
7.625% due 04/15/2031	17,050	18,158
Arco Chemical Co.
9.375% due 12/15/2005	9,825	9,690
10.250% due 11/01/2010	6,000	5,842
Avecia Group PLC
11.000% due 07/01/2009	23,373	19,984
Barrett Resources Corp.
7.550% due 02/01/2007	8,407	7,994
Beverly Enterprises, Inc.
9.000% due 02/15/2006	17,530	15,163
9.625% due 04/15/2009	12,400	10,478
Boyd Gaming Corp.
7.750% due 12/15/2012	28,580	28,937
British Sky Broadcasting Group PLC
6.875% due 02/23/2009	5,755	6,167
8.200% due 07/15/2009	18,949	21,255
BRL Universal Equipment
8.875% due 02/15/2008	1,315	1,414
Building Materials Corp.
7.750% due 07/15/2005	1,196	1,044
8.000% due 10/15/2007	1,222	999
8.000% due 12/01/2008	9,701	7,834
Cadmus Communications Corp.
9.750% due 06/01/2009	7,675	8,059
Canwest Media, Inc.
10.625% due 05/15/2011	16,275	18,004
Case Corp.
6.250% due 12/01/2003	29,145	29,145
CenterPoint Energy Resources Corp.
6.500% due 02/01/2008	3,500	3,377
Century Aluminum Co.
11.750% due 04/15/2008	6,675	6,708
CF Cable TV, Inc.
9.125% due 07/15/2007	10,349	10,851
Charter Communications Holdings LLC
8.250% due 04/01/2007	11,845	5,567
8.625% due 04/01/2009	5,934	2,774
10.000% due 04/01/2009	16,565	7,744
9.625% due 11/15/2009	23,557	10,365
0.000% due 04/01/2011 (c)	21,325	8,743
Chesapeake Energy Corp.
8.500% due 03/15/2012	8,400	8,904
9.000% due 08/15/2012	22,765	24,814
7.500% due 09/15/2013	18,115	18,613
7.750% due 01/15/2015	5,545	5,739
Circus & Eldorado Joint Venture Silver Legacy Capital Corp.
10.125% due 03/01/2012	9,921	9,425
Clear Channel Communications, Inc.
7.250% due 09/15/2003	4,100	4,188
CMS Panhandle Holding Co.
6.500% due 07/15/2009	5,470	5,388
7.000% due 07/15/2029	3,815	3,662
Coastal Corp.
7.750% due 06/15/2010	3,600	2,952
9.625% due 05/15/2012	2,550	2,218
Comcast Corp.
6.500% due 01/15/2015	1,500	1,583
7.050% due 03/15/2033	15,000	15,402
Community Health Systems, Inc.
10.228% due 10/19/2006	4,000	4,320
10.000% due 03/13/2007	3,500	3,724
Compass Minerals Group, Inc.
10.000% due 08/15/2011	2,875	3,191
Continental Airlines, Inc.
7.033% due 06/15/2011	1,855	911
7.461% due 04/01/2015	3,483	2,553
7.373% due 12/15/2015	10,000	4,706
Continental Cablevision
9.500% due 08/01/2013	7,900	9,224
Crown Castle International Corp.
10.625% due 11/15/2007	3,315	3,249
10.750% due 08/01/2011	19,188	18,804
Crown European Holdings S.A.
9.500% due 03/01/2011	31,120	31,237
10.875% due 03/01/2013	14,150	14,380
CSC Holdings, Inc.
8.125% due 07/15/2009	7,165	7,362
8.125% due 08/15/2009	7,150	7,329
7.625% due 04/01/2011	41,560	41,872
7.625% due 07/15/2018	21,900	21,298
Dex Media East LLC
9.875% due 11/15/2009	18,530	20,985
12.125% due 11/15/2012	10,470	12,250
7.375% due 12/15/2012	10,200	7,854
DirecTV Holdings LLC
8.375% due 03/15/2013	24,445	27,073
Dresser, Inc.
9.375% due 04/15/2011	32,995	32,665
Dunlop Stand Aerospace Holdings
11.875% due 05/15/2009	10,785	10,785
Dura Operating Corp.
8.625% due 04/15/2012	29,110	27,800
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010	6,350	5,084
7.670% due 11/08/2016	11,200	7,399
EchoStar DBS Corp.
10.375% due 10/01/2007	2,000	2,210
9.125% due 01/15/2009	5,000	5,487
9.375% due 02/01/2009	28,512	30,508
Equistar Chemicals LP
10.125% due 09/01/2008	18,500	17,945
8.750% due 02/15/2009	14,050	12,732
Extended Stay America, Inc.
9.875% due 06/15/2011	29,620	29,250
Extendicare Health Services
9.350% due 12/15/2007	10,050	8,191
9.500% due 07/01/2010	7,115	7,079
Fairpoint Communications, Inc.
6.358% due 05/01/2008 (a)	2,000	1,490
Ferrellgas Partners LP
6.990% due 08/01/2005	7,000	7,308
7.080% due 08/01/2006	5,000	4,940
7.120% due 08/01/2008	5,000	5,183
7.240% due 08/01/2010	10,000	10,911
8.750% due 06/15/2012	15,803	16,593
Fimep S.A.
10.500% due 02/15/2013	7,900	8,413
Fisher Scientific International, Inc.
8.125% due 05/01/2012	4,700	5,029
Foamex L.P.
10.750% due 04/01/2009	10,715	7,125

18	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Fresenius Medical Care
7.875% due 06/15/2011	$18,895	$19,273
Gap, Inc.
5.625% due 05/01/2003	14,505	14,523
Garden State Newspapers, Inc.
8.750% due 10/01/2009	14,590	15,028
8.625% due 07/01/2011	11,456	11,828
Georgia-Pacific Corp.
6.700% due 11/15/2003	16,470	16,717
8.125% due 05/15/2011	910	860
9.875% due 11/01/2021	1,650	1,493
9.625% due 03/15/2022	7,486	6,625
9.500% due 05/15/2022	25,719	22,761
9.125% due 07/01/2022	17,310	15,146
8.250% due 03/01/2023	7,100	5,715
8.125% due 06/15/2023	13,525	11,023
8.875% due 05/15/2031	9,700	8,293
Giant Industries, Inc.
11.000% due 05/15/2012	6,970	6,203
Golden Northwest Aluminum
12.000% due 12/15/2006	950	95
Gray Television, Inc.
9.250% due 12/15/2011	14,295	15,564
Greif Brothers Corp.
8.875% due 08/01/2012	6,125	6,416
Hanover Equipment Trust
8.500% due 09/01/2008	30,925	30,461
HCA, Inc.
8.130% due 08/04/2003	126	128
7.875% due 02/01/2011	4,553	5,104
6.300% due 10/01/2012	2,000	2,058
7.690% due 06/15/2025	5,000	5,237
HEALTHSOUTH Corp.
8.500% due 02/01/2008 (b)	12,780	5,943
8.375% due 10/01/2011 (b)	26,365	12,260
Hercules, Inc.
11.125% due 11/15/2007	200	221
11.125% due 11/15/2007	7,025	7,973
Hilton Hotels Corp.
7.625% due 12/01/2012	29,300	29,433
HMH Properties, Inc.
7.875% due 08/01/2008	8,400	7,938
Hollinger International Publishing, Inc.
9.000% due 12/15/2010	25,670	27,274
Hollinger Participation Trust
12.125% due 11/15/2010 (d)	19,433	19,579
Host Marriott LP
8.375% due 02/15/2006 (a)	11,832	11,625
9.500% due 01/15/2007	27,485	27,519
9.250% due 10/01/2007	6,765	6,765
Houghton Mifflin Co.
8.250% due 02/01/2011	13,000	13,975
9.875% due 02/01/2013	8,000	8,680
Ingles Markets, Inc.
8.875% due 12/01/2011	8,575	8,275
Insight Midwest, L.P.
9.750% due 10/01/2009	20,930	21,714
10.500% due 11/01/2010	20,026	21,428
ISP Chemco, Inc.
10.250% due 07/01/2011	22,740	24,616
ISP Holdings, Inc.
10.625% due 12/15/2009	10,154	10,002
ITT Corp.
6.750% due 11/15/2003	1,500	1,523
Johnsondiversey, Inc.
9.625% due 05/15/2012	7,970	8,608
Jupiters Ltd.
8.500% due 03/01/2006	11,395	12,364
K&F Industries,Inc.
9.625% due 12/15/2010	6,600	7,029
Kmart Corp.
12.350% due 01/01/2008 (e)	3,363	888
.La Quinta Corp.
8.875% due 03/15/2011	7,600	7,666
Leviathan Gas Corp.
10.375% due 06/01/2009	6,548	6,875
Lyondell Chemical Co.
9.625% due 05/01/2007	7,737	7,776
9.500% due 12/15/2008	25,625	24,984
11.125% due 07/15/2012	2,273	2,353
Lyondell Petroleum
6.280% due 06/30/2006	147	148
Mail Well I Corp.
9.625% due 03/15/2012	19,170	18,739
Mandalay Resort Group
6.750% due 07/15/2003	18,832	19,020
9.375% due 02/15/2010	37,292	39,250
7.625% due 07/15/2013	11,475	11,188
6.700% due 11/15/2096	3,474	3,489
Mediacom Broadband LLC
11.000% due 07/15/2013	27,290	30,633
MGM Mirage, Inc.
8.500% due 09/15/2010	3,000	3,330
8.375% due 02/01/2011	30,080	32,336
Midwest Generation LLC
8.300% due 07/02/2009	4,450	4,116
8.560% due 01/02/2016	25,650	22,700
Millenium America, Inc.
9.250% due 06/15/2008	16,590	18,000
Mirage Resorts, Inc.
7.250% due 10/15/2006	4,000	4,190
6.750% due 08/01/2007	5,750	5,923
6.750% due 02/01/2008	5,975	6,154
Newpark Resources, Inc.
8.625% due 12/15/2007	12,635	12,572
OM Group, Inc.
9.250% due 12/15/2011	15,295	12,007
Owens-Brockway Glass Container, Inc.
8.750% due 11/15/2012	30,500	31,530
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009	25,720	28,035
Packaging Corp. of America
9.625% due 04/01/2009	4,000	4,345
PanAmSat Corp.
8.500% due 02/01/2012	59,958	62,057
6.875% due 01/15/2028	9,595	8,935
Park Place Entertainment Corp.
7.875% due 12/15/2005	3,695	3,806
9.375% due 02/15/2007	5	5
8.875% due 09/15/2008	5,325	5,671
Peabody Energy Corp.
6.875% due 03/15/2013	25,100	25,539
Pemex Project Funding Master Trust
7.375% due 12/15/2014	16,900	17,386
Premcor Refining Group, Inc.
9.250% due 02/01/2010	500	535
Pride International, Inc.
9.375% due 05/01/2007	24,023	25,044
10.000% due 06/01/2009 (a)	104	114
Quebecor Media, Inc.
11.125% due 07/15/2011	37,649	41,037
Qwest Corp.
4.920% due 05/03/2003	5,897	5,566
7.625% due 06/09/2003	18,031	18,121
7.200% due 11/01/2004	7,150	7,150
7.250% due 11/01/2008 (a)	4,170	3,565
7.500% due 11/01/2008	3,900	3,383
8.875% due 03/15/2012	37,615	40,248
6.875% due 09/15/2033	2,170	1,845
Racers
8.375% due 10/01/2007 (a)	19,299	15,102
Renaissance Media Group
10.000% due 04/15/2008	7,460	6,621
RH Donnelley Finance Corp.
8.875% due 12/15/2010	2,500	2,769
10.875% due 12/15/2012	11,200	12,852
Riggs Capital Trust
8.625% due 12/31/2026	13,550	12,628
Rogers Cablesystems, Inc.
10.000% due 03/15/2005	4,718	5,025
10.000% due 12/01/2007	3,600	3,807
11.000% due 12/01/2015	8,000	8,480
Rogers Cantel, Inc.
8.300% due 10/01/2007	4,359	4,424
9.375% due 06/01/2008	37,253	38,650
Roundy’s, Inc.
8.875% due 06/15/2012	36,408	36,408
Safety-Kleen Corp.
9.250% due 06/01/2008 (b)	22,459	225
9.250% due 05/15/2009 (b)	11,042	373
Salem Communications Holding Corp.
7.750% due 12/15/2010	12,420	12,544
Shaw Communications, Inc.
8.250% due 04/11/2010	8,770	9,077
7.200% due 12/15/2011	8,975	8,840
Silgan Holdings, Inc.
9.000% due 06/01/2009	2,620	2,725
Sonat, Inc.
7.625% due 07/15/2011	7,027	5,586
SPX Corp.
7.500% due 01/01/2013	4,475	4,777
Starwood Hotels& Resorts Worldwide, Inc.
7.375% due 05/01/2007	18,300	18,323
8.375% due 05/01/2012	19,800	19,825
Stone Container Corp.
11.500% due 08/15/2006 (e)	4,600	4,957
9.750% due 02/01/2011	1,000	1,113
TCI Communications Finance
9.650% due 03/31/2027	10,610	11,534
TeleCorp PCS, Inc.
7.500% due 06/01/2007	48,685	51,606
10.625% due 07/15/2010	14,574	16,797
Tembec Industries, Inc.
8.500% due 02/01/2011	2,200	2,263
Tesoro Petroleum Corp.
9.625% due 04/01/2012	26,475	22,769
Time Warner Telecom, Inc.
9.750% due 07/15/2008	6,515	5,179
10.125% due 02/01/2011	5,325	4,233
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	70	75
Tritel PCS, Inc.
0.000% due 05/15/2009 (c)	16,639	16,722
10.375% due 01/15/2011	33,971	39,321
TRW Automotive, Inc.
9.375% due 02/15/2013	25,295	25,421
11.750% due 02/15/2013	1,000	1,034
Tyco International Group S.A.
6.250% due 06/15/2003	38,834	39,222
6.125% due 01/15/2009	1,100	1,040
6.750% due 02/15/2011	27,020	25,939
6.375% due 10/15/2011	1,650	1,551
U.S. Airways, Inc.
9.625% due 09/01/2003 (b)	18,718	4,399
9.330% due 01/01/2006 (b)	3,336	683
United Airlines, Inc.
2.120% due 12/02/2002 (a)	3,669	2,647
6.201% due 09/01/2008	2,300	1,701
9.410% due 06/15/2010	1,172	299
7.730% due 07/01/2010	27,485	18,700
7.186% due 04/01/2011	4,074	2,974
6.602% due 09/01/2013	6,500	4,715
7.783% due 01/01/2014	846	584
8.360% due 01/20/2019	1,909	1,521

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	19

Schedule of Investments (Cont.)

High Yield Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

Vintage Petroleum, Inc.
8.625% due 02/01/2009	$6,243	$6,462
9.750% due 06/30/2009 (a)	5,000	5,325
7.875% due 05/15/2011	12,495	12,682
8.250% due 05/01/2012	24,900	26,581
VoiceStream Wireless Corp.
10.375% due 11/15/2009	12,825	14,235
Williams Cos., Inc.
9.250% due 03/15/2004	61,545	60,776
7.375% due 11/15/2006	3,600	3,672
7.625% due 07/15/2019	4,910	3,903
7.875% due 09/01/2021	25,990	20,792
7.500% due 01/15/2031	8,050	6,279
7.750% due 06/15/2031	10,625	8,288
8.750% due 03/15/2032	2,200	1,859
Young Broadcasting, Inc.
9.000% due 01/15/2006	13,406	13,540
8.750% due 06/15/2007	8,000	8,120
8.500% due 12/15/2008	7,070	7,512
10.000% due 03/01/2011	28,567	30,424

		3,024,109

Utilities 12.5%
AES Corp.
10.000% due 12/12/2005	5,000	5,125
AT&T Corp.
8.500% due 11/15/2031	17,755	19,150
Calpine Corp.
7.625% due 04/15/2006	6,225	3,766
8.750% due 07/15/2007	24,241	14,181
7.875% due 04/01/2008	9,898	5,592
8.500% due 05/01/2008	9,400	5,452
8.625% due 08/15/2010	6,260	3,506
8.500% due 02/15/2011	995	562
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	6,950	6,915
CMS Energy Corp.
8.375% due 07/01/2003	5,575	5,547
7.625% due 11/15/2004	7,815	7,268
7.000% due 01/15/2005	13,602	12,038
8.900% due 07/15/2008	8,100	7,169
7.500% due 01/15/2009	11,605	9,806
CMS Panhandle Holding Co.
6.125% due 03/15/2004	70	71
Consumers Energy Co.
6.200% due 05/01/2008	7,700	7,713
Edison International, Inc.
6.875% due 09/15/2004	18,250	18,341
Edison Mission Energy
10.000% due 08/15/2008	2,425	1,879
9.875% due 04/15/2011	7,225	5,455
El Paso Corp.
6.750% due 05/15/2009	8,400	6,804
7.000% due 05/15/2011	2,150	1,709
7.800% due 08/01/2031	4,700	3,384
7.750% due 01/15/2032	34,785	25,045
El Paso Energy Partners
8.500% due 06/01/2010	13,675	13,983
8.500% due 06/01/2011	20,084	20,586
El Paso Natural Gas Co.
8.625% due 01/15/2022	7,000	6,545
Fairpoint Communications, Inc.
11.875% due 03/01/2010	6,775	7,148
France Telecom S.A.
9.250% due 03/01/2011	19,760	23,794
IPALCO Enterprises, Inc.
7.625% due 11/14/2011	5,015	4,924
Niagara Mohawk Power Co.
0.000% due 07/01/2010 (c)	6,900	7,141
NorAm Energy Corp.
6.375% due 11/01/2003	20,855	20,803
7.750% due 02/15/2011	27,855	27,855
Pinnacle Partners
8.830% due 08/15/2004	51,840	52,149
PSEG Energy Holdings, Inc.
8.625% due 02/15/2008	2,000	2,067
10.000% due 10/01/2009	15,185	16,157
8.500% due 06/15/2011	37,525	38,296
Reliant Energy Resources Corp.
8.125% due 07/15/2005	13,000	13,065
Rocky River Realty
8.810% due 04/14/2007 (e)	2,021	2,318
Rogers Communication, Inc.
9.125% due 01/15/2006	2,211	2,258
8.875% due 07/15/2007	354	363
Rural Cellular Corp.
9.625% due 05/15/2008	10,208	7,426
9.750% due 01/15/2010	2,950	2,146
SESI, LLC
8.875% due 05/15/2011	19,579	20,852
South Point Energy Corp.
8.400% due 05/30/2012	29,976	22,346
Southern California Edison Co.
8.000% due 02/15/2007	17,920	19,264
Sprint Capital Corp.
6.125% due 11/15/2008	10,055	10,005
7.625% due 01/30/2011	31,700	32,651
8.375% due 03/15/2012	10,820	11,577
6.900% due 05/01/2019	11,800	10,856
6.875% due 11/15/2028	34,790	30,615
8.750% due 03/15/2032	37,690	39,009
TeleCorp PCS, Inc.
0.000% due 04/15/2009 (c)	10,244	10,295
Texas Utilities Corp.
5.520% due 08/16/2003	18,340	18,523
TSI Telecommunication Services, Inc.
12.750% due 02/01/2009	9,800	9,212
TXU Corp.
6.375% due 01/01/2008	2,095	2,153
7.000% due 03/15/2013	14,500	14,819
Wilmington Trust Co.—Tucson Electric
10.210% due 01/01/2009 (e)	448	448
10.732% due 01/01/2013 (e)	7,015	7,015
WorldCom, Inc.—WorldCom Group
7.750% due 04/01/2007 (b)	10,000	2,700
7.500% due 05/15/2011 (b)	8,000	2,160
6.950% due 08/15/2028 (b)	12,700	3,429
8.250% due 05/15/2031 (b)	43,450	11,732

		725,163

Total Corporate Bonds & Notes (Cost $4,351,199)		4,275,665

MUNICIPAL BONDS & NOTES 0.2%

California 0.2%
Los Angeles, California Community Redevelopment Agency Revenue Bonds, Series 2002
8.250% due 09/01/2007	855	909
9.000% due 09/01/2012	725	786
9.750% due 09/01/2017	1,160	1,270
9.750% due 09/01/2022	1,375	1,476
9.750% due 09/01/2027	2,170	2,352
9.750% due 09/01/2032	3,480	3,782

		10,575

New Jersey 0.0%
New Jersey Tobacco Settlement Funding Corp. Revenue Bonds, Series 2003	2,000	1,844
6.375% due 06/01/2032

Total Municipal Bonds & Notes (Cost $11,844)		12,419

MORTGAGE-BACKED SECURITIES 0.0%
Collateralized Mortgage Obligations 0.0%
Red Mountain Funding Corp.
9.150% due 11/28/2027	4,517	2,278

Total Mortgage-Backed Securities (Cost $4,247)		2,278

ASSET-BACKED SECURITIES 2.5%
American Cellular Corp.
7.000% due 03/31/2007 (a)	4,616	3,508
Ball Corp.
3.510% due 12/31/2009 (a)	1,995	2,003
Centennial Cellular
4.340% due 05/30/2007	192	155
4.340% due 05/31/2007 (a)	835	675
4.350% due 05/31/2007 (a)	4,093	3,412
4.590% due 11/30/2007 (a)	184	148
4.510% due 01/04/2008 (a)	1,835	1,484
Centennial Puerto Rico
4.340% due 05/31/2007 (a)	99	80
4.590% due 01/04/2008	100	81
4.590% due 01/04/2008 (a)	1,835	1,484
Charter Communications Holdings LLC
4.120% due 03/18/2008 (a)	11,889	10,392
CITGO Petroleum Corp.
8.250% due 02/24/2006 (a)	2,000	2,016
Commonwealth Brands
5.375% due 08/28/2007 (a)	3,000	2,994
DaVita, Inc.
4.310% due 03/31/2009 (a)	304	305
4.340% due 04/30/2009 (a)	1,388	1,391
4.352% due 04/30/2009 (a)	797	799
4.456% due 04/30/2009 (a)	1,388	1,391
4.821% due 04/30/2009 (a)	1,092	1,095
Del Monte Corp.
5.040% due 12/31/2010 (a)	532	537
5.051% due 12/31/2010 (a)	2,468	2,492
Dex Media East LLC
5.560% due 06/30/2009 (a)	2,449	2,477
DirecTV Holdings LLC
4.830% due 06/30/2010 (a)	2,500	2,499
Extended Stay America, Inc.
4.310% due 01/31/2009 (a)	4,611	4,521
Insight Midwest, L.P.
4.562% due 12/15/2009 (a)	3,500	3,387
4.562% due 12/31/2009 (a)	7,000	6,775
Las Vegas Sands, Inc.
4.400% due 06/30/2004	1,995	2,008
Lyondell Petroleum
6.250% due 06/30/2006 (a)	29	29
Messer Griesheim Holding AG
4.100% due 04/27/2009 (a)	1,491	1,500
4.600% due 04/27/2010 (a)	2,203	2,216
4.550% due 10/04/2027 (a)	556	559
Mission Energy
8.880% due 07/25/2006 (a)	6,500	2,202
Nextel Communications, Inc.
4.375% due 03/31/2008 (a)	9,146	8,793
Nextel Partners, Inc.
4.750% due 06/30/2008 (a)	17,918	17,485
5.000% due 12/31/2008 (a)	17,918	17,485
Penn National Gaming, Inc.
5.290% due 03/01/2009 (a)	1,667	1,668
5.320% due 04/01/2009 (a)	1,667	1,667
5.320% due 05/01/2009 (a)	1,667	1,667
RH Donnelley Finance Corp.
5.290% due 06/30/2010 (a)	2,917	2,940
5.340% due 07/30/2010 (a)	2,917	2,889
5.310% due 08/30/2010 (a)	1,647	1,631

20	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

		Principal Amount (000s)	Value (000s)

Rural Cellular Corp.
4.590% due 03/31/2008 (a)		$8	$6
4.590% due 10/03/2008 (a)		8	6
4.630% due 10/03/2008 (a)		8	6
4.840% due 04/02/2009 (a)		8	6
4.630% due 04/03/2009 (a)		2,978	2,581
4.840% due 04/03/2009 (a)		8	6
4.880% due 04/03/2009 (a)		2,978	2,581
4.840% due 04/04/2009 (a)		8	7
Southern California Edison Co.
4.375% due 03/01/2005 (a)		3,000	3,004
Stone Container Corp.
3.812% due 06/30/2009 (a)		7,419	7,342
TRW Automotive, Inc.
7.250% due 03/01/2011 (a)		3,000	2,960
Ventas Capital Corp.
3.870% due 04/17/2007 (a)		2,481	2,460
Xerox Corp.
5.300% due 04/30/2005 (a)		4,990	4,913

Total Asset-Backed Securities (Cost $152,338)			146,718

SOVEREIGN ISSUES 6.7%
Republic of Brazil
2.562% due 04/15/2006 (a)		83,748	76,529
11.500% due 03/12/2008		10,000	9,225
11.000% due 01/11/2012		17,100	14,578
8.000% due 04/15/2014		42,902	34,000
11.000% due 08/17/2040		10,525	7,920
Republic of Colombia
7.625% due 02/15/2007		3,050	2,997
10.000% due 01/23/2012		11,300	11,639
10.750% due 01/15/2013		4,000	4,240
11.750% due 02/25/2020		7,000	7,665
10.375% due 01/28/2033		14,850	14,664
Republic of Panama
8.250% due 04/22/2008		7,000	7,472
9.625% due 02/08/2011		13,000	14,723
9.375% due 07/23/2012		6,000	6,634
4.750% due 07/17/2014		3,194	2,843
2.250% due 07/17/2016 (a)		5,727	4,696
10.750% due 05/15/2020		4,000	4,650
9.375% due 01/16/2023		2,720	2,870
8.875% due 09/30/2027		1,525	1,567
Republic of Peru
9.125% due 01/15/2008		6,000	6,480
9.125% due 02/21/2012		45,760	48,391
9.875% due 02/06/2015		4,000	4,320
Russian Federation
11.000% due 07/24/2018		5,000	6,600
5.000% due 03/31/2030		33,900	29,398
United Mexican States
6.375% due 01/16/2013		21,130	21,183
6.625% due 03/03/2015		6,000	6,015
8.125% due 12/30/2019		2,500	2,695
8.000% due 09/24/2022		7,950	8,340
8.300% due 08/15/2031		22,550	24,298

Total Sovereign Issues (Cost $366,510)			386,632

FOREIGN CURRENCY-DENOMINATED ISSUES (k)(l) 3.5%
Ball Corp.
5.025% due 11/30/2009	EC	5,440	5,961
Barry Callebaut Services NV
9.250% due 03/15/2010		3,000	3,429
Del Monte Corp.
6.578% due 12/31/2010		978	1,077
El Paso Corp.
5.750% due 03/14/2006		5,000	4,395
7.125% due 05/06/2009		13,600	11,479
Fort James Corp.
4.750% due 06/29/2004		5,700	5,931
Fresenius Medical Care
7.375% due 06/15/2011		6,000	6,419
Johnsondiversey, Inc.
9.625% due 05/15/2012		3,500	3,949
Kronos International, Inc.
8.875% due 06/30/2009		15,865	17,104
Legrand S.A.
11.000% due 02/15/2013		18,060	20,656
MDP Acquisitions PLC
10.125% due 10/01/2012		22,475	25,248
Messer Griesheim Holding AG
5.471% due 04/27/2009		2,000	2,195
10.375% due 06/01/2011		5,700	6,670
Remy Cointreau S.A.
10.000% due 07/30/2005		4,900	5,620
TRW Automotive, Inc.
10.125% due 02/15/2013		13,000	14,257
Tyco International Group S.A.
4.375% due 11/19/2004		28,500	29,902
6.125% due 04/04/2007		6,400	6,502
5.500% due 11/19/2008		15,737	15,206
Vivendi Universal S.A.
1.000% due 07/05/2003		1,211	1,352
Xerox Capital Europe PLC
5.250% due 12/03/2004		9,500	9,833
Xerox Corp.
3.500% due 02/04/2004		5,000	5,279

Total Foreign Currency-Denominated Issues (Cost $186,302)			202,464

CONVERTIBLE BONDS & NOTES 2.1%
Consumer Staples 0.2%
Elan Finance Corp. Ltd.
0.000% due 12/14/2018		$26,850	13,022

Healthcare 0.5%
HEALTHSOUTH Corp.
3.250% due 04/01/2049 (b)		12,900	1,677
Total Renal Care Holdings
7.000% due 05/15/2009		24,203	24,596

			26,273

Industrials 1.0%
Clear Channel Communications, Inc.
2.625% due 04/01/2003		2,400	2,403
Dimon, Inc.
6.250% due 03/31/2007		39,027	35,199
Pride International, Inc.
0.000% due 04/24/2018		36,200	18,010

			55,612

Technology 0.1%
Solectron Corp.
0.000% due 05/08/2020		7,499	4,696

Utilities 0.3%
America Online, Inc.
0.000% due 12/06/2019		10,000	5,863
Rogers Communication, Inc.
2.000% due 11/26/2005		17,615	14,092

			19,955

Total Convertible Bonds & Notes (Cost $127,450)			119,558

		Shares	Value (000s)

PREFERRED STOCK 1.1%
CSC Holdings, Inc.
11.125% due 04/01/2008		182,696	18,726
Fresenius Medical Care
7.875% due 02/01/2008		44,822	46,279

Total Preferred Stock (Cost $ 63,931)			65,005

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 9.1%
Commercial Paper 7.2%
Alcon Capital Corp.
1.250% due 04/17/2003		$2,250	$2,249
CDC Commercial Paper Corp.
1.230% due 05/21/2003		11,000	10,981
Danske Corp.
1.250% due 04/24/2003		5,000	4,996
1.240% due 04/25/2003		15,900	15,887
1.255% due 04/28/2003		29,100	29,073
Federal Home Loan Bank
1.230% due 05/28/2003		75,000	74,854
Freddie Mac
1.225% due 05/30/2003		65,000	64,869
HBOS Treasury Services PLC
1.260% due 05/02/2003		20,000	19,978
UBS Finance, Inc.
1.390% due 04/01/2003		95,000	95,000
1.240% due 04/14/2003		31,800	31,786
1.240% due 04/16/2003		44,800	44,777
1.215% due 04/21/2003		23,400	23,384

			417,834

Repurchase Agreements 1.4%
State Street Bank
1.050% due 04/01/2003		82,782	82,782

(Dated 03/31/2003. Collateralized by Federal Home Loan Bank 1.250% due 04/13/2004 valued at $7,940 and Fannie Mae 2.600% due 10/24/2004 valued at $76,501. Repurchase proceeds are $82,784.)
U.S. Treasury Bills 0.5%
1.151% due 05/08/2003-05/15/2003 (f)(g)		29,685	29,644

Total Short-Term Instruments (Cost $530,260)			530,260

Total Investments 98.8% (Cost $5,794,081)			$5,740,999
Written Options (j) (0.4%) (Premiums $17,926)			(21,736)
Other Assets and Liabilities (Net) 1.6%			92,114

Net Assets 100.0%			$5,811,377

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Security is in default.

(c)	Security becomes interest bearing at a future date.

(d)	Payment in-kind bond security.

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	21

Schedule of Investments (Cont.)

High Yield Fund

March 31, 2003

(e)	Restricted security.

(f)	Securities with an aggregate market value of $ 9,882 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation

U.S. Treasury 10 Year Note (06/2003)—Long	782	$2,293

(g)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h)	Short sales open at March 31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

Republic of Venezuela	2.313	12/18/2007	$70,595	$49,064	$50,559

(i)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Pay a fixed rate equal to 8.500% and the Fund will receive to the counterparty at par in the event of default of The Williams Cos., Inc. 8.125% due 03/15/2012.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2004	$2,500	$(395)
Pay a fixed rate equal to 3.500% and the Fund will receive to the counterparty at par in the event of default of The Williams Cos., Inc. 7.125% due 09/01/2011.
Counterparty: Goldman Sachs Exp. 03/15/2004	5,000	(978)
Receive a fixed rate equal to 2.250% and the Fund will pay to the counterparty at par in the event of default of Russian Federation 5.000% due 03/31/2030.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	15
Receive a fixed rate equal to 0.700% and the Fund will pay to the counterparty at par in the event of default of Republic of Croatia 2.188% due 07/31/2010.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	1
Receive a fixed rate equal to 1.750% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: J.P. Morgan Chase & Co. Exp. 05/24/2003	5,000	4
Receive a fixed rate equal to 1.200% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 2.250% due 06/17/2016.
Counterparty: J.P. Morgan Chase & Co. Exp. 05/24/2003	7,000	1
Receive a fixed rate equal to 3.000% and the Fund will pay to the counterparty at par in the event of default of Dynegy Holdings, Inc. 6.875% due 04/01/2011.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/15/2003	8,000	982
Receive a fixed rate equal to 1.500% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 5.000% due 03/07/2017.
Counterparty: J.P. Morgan Chase & Co. Exp. 05/28/2003	10,000	4
Receive a fixed rate equal to 0.900% and the Fund will pay to the counterparty at par in the event of default of Republic of Bulgaria 2.188% due 07/28/2011.
Counterparty: J.P. Morgan Chase & Co. Exp. 05/28/2003	7,000	5
Receive a fixed rate equal to 1.570% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 05/29/2003	7,000	4
Receive a fixed rate equal to 1.820% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	9,000	44
Receive a fixed rate equal to 2.100% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	7,000	40
Receive a fixed rate equal to 1.770% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	9,000	41
Receive a fixed rate equal to 3.550% and the Fund will pay to the counterparty at par in the event of default of France Telecom S.A. 4.160% due 03/14/2003.
Counterparty: ABN AMRO Bank, N.V. Exp. 06/03/2003	17,500	79
Receive a fixed rate equal to 7.500% and the Fund will pay to the counterparty at par in the event of default of Qwest Corp. 8.875% due 03/15/2012.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/05/2003	6,500	41
Receive a fixed rate equal to 7.250% and the Fund will pay to the counterparty at par in the event of default of Qwest Corp. 7.625% due 06/09/2003.
Counterparty: Merrill Lynch & Co., Inc. Exp. 06/03/2003	10,000	64
Receive a fixed rate equal to 3.700% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.375% due 03/15/2012.
Counterparty: UBS Warburg LLC Exp. 06/09/2003	25,000	(32)
Receive a fixed rate equal to 3.150% and the Fund will pay to the counterparty at par in the event of default of JPMorgan HYDI—BB due November 15, 2007
Counterparty: J.P. Morgan Chase & Co. Exp. 11/15/2007	4,000	(15)
Receive a fixed rate equal to 3.450% and the Fund will pay to the counterparty at par in the event of default of France Telecom S.A. 5.750% due 04/25/2007.
Counterparty: Goldman Sachs & Co. Exp. 06/05/2003	25,000	103
Receive a fixed rate equal to 3.950% and the Fund will pay to the counterparty at par in the event of default of France Telecom S.A. 5.700% due 07/25/2010.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/14/2003	4,000	32
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/2027.
Counterparty: Credit Suisse First Boston Exp. 06/14/2003	20,000	6
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Credit Suisse First Boston Exp. 06/14/2003	10,000	1
Receive a fixed rate equal to 2.000% and the Fund will pay to the counterparty at par in the event of default of Deutsche Telekom AG 5.250% due 05/20/2008.
Counterparty: UBS Warburg LLC Exp. 06/14/2003	41,500	81
Receive a fixed rate equal to 4.250% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 7.625% due 01/30/2011.
Counterparty: Credit Suisse First Boston Exp. 06/14/2003	2,500	32
Receive a fixed rate equal to 7.750% and the Fund will pay to the counterparty at par in the event of default of The Williams Cos., Inc. 8.125% due 03/15/2012.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/16/2003	2,800	18
Receive a fixed rate equal to 7.500% and the Fund will pay to the counterparty at par in the event of default of CIT Group, Inc. 7.750% due 04/02/2012.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/19/2003	20,000	285

22	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Receive a fixed rate equal to 5.000% and the Fund will pay to the counterparty at par in the event of default of CIT Group, Inc. 6.500% due 02/07/2006.
Counterparty: Credit Suisse First Boston Exp. 06/30/2003	5,000	41
Receive a fixed rate equal to 0.950% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 07/23/2012.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	(2)
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of Republic of South Africa 9.125% due 05/19/2009.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	2
Receive a fixed rate equal to 8.000% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2004.
Counterparty: J.P. Morgan Chase & Co. Exp. 07/03/2003	2,000	124
Receive a fixed rate equal to 0.600% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 02/14/2004	5,000	6
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/16/2003	5,000	13
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 01/22/2005	5,000	23
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/27/2005	5,000	27
Received a fixed rate equal to 5.450% and the Fund will pay to the counterparty at par in the event of default of Centerpoint Energy Resources Corporation 7.750% due 02/15/2011.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/31/2004	5,500	16
Receive a fixed rate to 6.750% and the Fund will pay to the counterparty at par in the event of default of Xerox Corp. 9.750% due 01/15/2009.
Counterparty: Goldman Sachs & Co. Exp. 12/20/2004	5,000	0

		$713

(j)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Put—OTC 7 Year Interest Rate Swap Strike @ 7.000%* Exp. 01/07/2005	$206,100	$3,566	$2,013
Call—OTC 7 Year Interest Rate Swap Strike @ 5.500%** Exp. 01/07/2005	76,500	1,581	5,155
Call—OTC 7 Year Interest Rate Swap Strike @ 5.000%** Exp. 01/07/2005	117,800	2,780	5,661
Call—OTC 10 Year Interest Rate Swap Strike @ 4.000%** Exp. 10/07/2004	160,800	2,564	2,380
Put—OTC 10 Year Interest Rate Swap Strike @ 6.500%* Exp. 10/07/2004	92,500	2,643	1,476
Put—OTC 10 Year Interest Rate Swap Strike @ 6.500%* Exp. 10/07/2004	$68,300	$2,015	$1,090

Type	# of Contracts	Premium	Value

Call—CBOT U.S. Treasury Note June Futures Strike @ 116.000 Exp. 05/24/2003	1,325	1,051	1,118
Call—CBOT U.S. Treasury Note June Futures Strike @ 113.000 Exp. 05/24/2003	1,130	1,726	2,843

		$17,926	$21,736

*	The Fund will pay a floating rate based on 3-month LIBOR.

**	The Fund will receive a floating rate based on 3-month LIBOR.

(k)	Principal amount denoted in indicated currency:

EC—Euro

MP—Mexican Peso

(l)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation

Buy	EC	38,565	04/2003	$1,250	$(51)	$1,199
Sell		223,747	04/2003	2,155	(78)	2,077
Buy	MP	141,038	06/2003	384	0	384

				$3,789	$(129)	$3,660

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	23

Schedule of Investments

Low Duration Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 20.8%
Banking & Finance 9.4%
Banco Nacional de Comercio Exterior
7.250% due 02/02/2004	$1,800	$1,881
Bank of America Corp.
6.625% due 06/15/2004	1,000	1,063
3.875% due 01/15/2008	1,600	1,641
Bear Stearns Cos., Inc.
1.940% due 05/24/2004 (a)	2,000	2,011
1.758% due 06/01/2004 (a)	3,000	3,012
Beaver Valley Funding Corp.
8.250% due 06/01/2003	318	320
Boeing Capital Corp.
5.750% due 02/15/2007	10,000	10,480
Capital One Bank
2.240% due 06/23/2003 (a)	1,100	1,097
CIT Group, Inc.
1.840% due 04/07/2003 (a)	2,900	2,900
2.840% due 01/31/2005 (a)	48,850	48,792
6.625% due 06/15/2005	7,840	8,316
4.125% due 02/21/2006	6,200	6,212
5.500% due 11/30/2007	10,000	10,233
Citigroup, Inc.
3.500% due 02/01/2008	76,000	76,223
Conoco Funding Co.
6.350% due 10/15/2011	950	1,076
Credit Asset Receivable LLC
6.274% due 10/31/2003	5,646	5,715
Credit Suisse First Boston USA, Inc.
4.625% due 01/15/2008	11,100	11,466
Export-Import Bank Korea
6.500% due 11/15/2006	6,700	7,182
7.100% due 03/15/2007	6,700	7,362
Finova Group, Inc.
7.500% due 11/15/2009	6,510	2,327
Ford Motor Credit Co.
6.125% due 04/28/2003	14,000	14,015
1.608% due 06/02/2003 (a)	600	599
1.806% due 06/23/2003 (a)	9,800	9,784
1.719% due 07/19/2004 (a)	800	764
6.875% due 02/01/2006	10,000	9,833
7.375% due 10/28/2009	100	95
7.875% due 06/15/2010	1,860	1,781
7.375% due 02/01/2011	580	541
7.250% due 10/25/2011	250	230
Gemstone Investors Ltd.
7.710% due 10/31/2004	36,300	33,764
General Motors Acceptance Corp.
1.340% due 07/20/2003 (a)	3,385	3,385
1.643% due 07/21/2003 (a)	200	200
1.680% due 08/04/2003 (a)	98,420	98,199
5.550% due 09/15/2003	3,000	3,043
5.750% due 11/10/2003	5,000	5,098
2.088% due 01/20/2004 (a)	41,720	41,510
2.140% due 03/22/2004 (a)	5,000	4,971
1.630% due 04/05/2004 (a)	1,700	1,677
2.150% due 05/04/2004 (a)	3,700	3,668
2.050% due 05/10/2004 (a)	600	594
2.040% due 05/17/2004 (a)	1,300	1,287
7.625% due 06/15/2004	1,000	1,051
6.850% due 06/17/2004	1,000	1,044
1.718% due 07/21/2004 (a)	600	590
1.740% due 07/30/2004 (a)	400	393
6.125% due 02/01/2007	4,000	4,108
6.125% due 08/28/2007	1,500	1,540
7.430% due 12/01/2021	379	405
General Motors Nova Scotia Finance
6.850% due 10/15/2008	20,500	21,289
Goldman Sachs Group, Inc.
4.125% due 01/15/2008	25,900	26,621
Heller Financial, Inc.
1.609% due 04/28/2003 (a)	20,000	20,005
Household Finance Corp.
1.550% due 06/24/2003 (a)	1,500	1,500
1.690% due 05/28/2004 (a)	500	498
7.125% due 09/01/2005	50	55
3.375% due 02/21/2006	15,000	15,161
7.200% due 07/15/2006	290	325
5.750% due 01/30/2007	1,000	1,077
4.625% due 01/15/2008	72,040	74,735
6.400% due 06/17/2008	20,000	22,279
IMEXA Export Trust
10.625% due 12/31/2005	2,491	1,445
J.P. Morgan Chase & Co.
7.625% due 09/15/2004	100	107
4.000% due 02/01/2008	16,000	16,261
5.250% due 05/30/2007	10,200	10,945
Korea Development Bank
5.383% due 06/16/2003 (a)	3,500	3,552
6.625% due 11/21/2003	20,300	20,825
Lehman Brothers Holdings, Inc.
8.250% due 06/15/2007	100	119
Marsh & McLennan Cos., Inc.
6.625% due 06/15/2004	1,000	1,060
Merrill Lynch & Co., Inc.
6.130% due 04/07/2003	7,770	7,774
6.550% due 08/01/2004	100	106
MetLife, Inc.
3.911% due 05/15/2005	65,850	67,787
Metropolitan Life Insurance Co.
6.300% due 11/01/2003	17,850	18,363
Middletown Trust
11.750% due 07/15/2010	811	836
Morgan Stanley Group, Inc.
6.875% due 03/01/2007	5,000	5,632
5.800% due 04/01/2007	6,200	6,755
National Rural Utilities Cooperative Finance Corp.
2.352% due 04/26/2004 (a)	1,000	1,008
6.125% due 05/15/2005	75	81
Newcourt Credit Group, Inc.
6.875% due 02/16/2005	26,515	27,947
Pemex Finance Ltd.
6.125% due 11/15/2003	3,800	3,859
Pemex Project Funding Master Trust
2.890% due 01/07/2005 (a)	46,000	46,625
Rothmans Holdings
6.500% due 05/06/2003	14,000	14,063
Salomon Smith Barney Holdings, Inc.
1.680% due 05/04/2004 (a)	32,760	32,844
Sears Roebuck Acceptance Corp.
6.900% due 08/01/2003	50	51
Shopping Center Associates
6.750% due 01/15/2004	11,725	12,196
Spieker Properties, Inc.
6.800% due 05/01/2004	2,000	2,095
State Street Capital Trust II
1.868% due 02/15/2008	12,000	12,005
Trinom Ltd.
5.278% due 12/18/2004 (a)	5,700	5,748
Verizon Global Funding Corp.
6.125% due 06/15/2007	143,600	159,137
Wells Fargo & Co.
6.625% due 07/15/2004	1,000	1,065
Wells Fargo Financial, Inc.
5.450% due 05/03/2004	6,250	6,522

		1,123,836

Industrials 5.8%
Allied Waste North America, Inc.
7.375% due 01/01/2004	5,000	5,100
Altria Group, Inc.
7.650% due 07/01/2008	7,500	7,943
Amerada Hess Corp.
5.300% due 08/15/2004	13,700	14,228
AOL Time Warner, Inc.
6.125% due 04/15/2006	17,000	17,804
Atlas Air, Inc.
8.010% due 01/02/2010	7,194	1,870
Clear Channel Communications, Inc.
6.000% due 11/01/2006	7,000	7,512
Coastal Corp.
6.500% due 05/15/2006	10,000	8,750
Comcast Cable Communications, Inc.
6.375% due 01/30/2006	8,000	8,569
8.375% due 05/01/2007	27,000	30,791
Conoco, Inc.
5.900% due 04/15/2004	3,100	3,240
Cox Communications, Inc.
6.875% due 06/15/2005	2,884	3,140
7.750% due 08/15/2006	10,000	11,280
Cox Enterprises, Inc.
2.250% due 05/01/2033 (a)	2,000	1,998
CSX Corp.
6.250% due 10/15/2008	1,197	1,333
DaimlerChrysler North America Holding Corp.
7.750% due 05/27/2003	16,500	16,656
1.570% due 08/21/2003 (a)	900	899
1.660% due 08/16/2004 (a)	1,000	993
6.900% due 09/01/2004	1,000	1,060
Dow Chemical Co.
5.750% due 12/15/2008	10,000	10,493
Eastman Chemical Co.
6.375% due 01/15/2004	250	259
Enron Corp.
6.500% due 08/01/2002 (b)	13,700	1,336
6.750% due 09/01/2004 (b)	1,545	239
7.625% due 09/10/2004 (b)	2,400	372
8.375% due 05/23/2005 (b)	7,355	1,140
8.000% due 08/15/2005 (b)	8,300	2,179
Federal-Mogul Corp.
7.500% due 07/01/2004 (b)	28,600	3,861
Fred Meyer, Inc.
7.375% due 03/01/2005	20,000	21,622
General Motors Corp.
6.250% due 05/01/2005	7,000	7,243
HCA, Inc.
8.130% due 08/04/2003	5,000	5,083
6.910% due 06/15/2005 (a)	2,125	2,251
8.850% due 01/01/2007	1,200	1,357
International Game Technology
7.875% due 05/15/2004	500	527
ITT Corp.
6.750% due 11/15/2005	2,000	2,031
Kellogg Co.
6.600% due 04/01/2011	290	331
Kroger Co.
7.650% due 04/15/2007	11,200	12,689
Lenfest Communications
8.375% due 11/01/2005	7,900	8,772
MGM Mirage, Inc.
8.500% due 09/15/2010	55	61
Oryx Energy Co.
8.375% due 07/15/2004	5,520	5,904
Park Place Entertainment Corp.
7.950% due 08/01/2003	15,955	16,234
Petroleos Mexicanos
9.375% due 12/02/2008	3,000	3,495
9.375% due 12/02/2008	5,500	6,421
Philip Morris Cos., Inc.
8.250% due 10/15/2003	1,000	1,021
7.500% due 04/01/2004	1,430	1,474
6.950% due 06/01/2006	25,000	26,070
Phillips Petroleum Co.
8.500% due 05/25/2005	2,000	2,268
Qwest Capital Funding, Inc.
5.875% due 08/03/2004	6,000	5,460

24	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Qwest Corp.
5.650% due 11/01/2004	$9,250	$8,926
6.125% due 11/15/2005	2,330	2,295
R.J. Reynolds Holdings, Inc.
7.750% due 05/15/2006	990	1,042
Raytheon Co.
6.500% due 07/15/2005	6,635	7,136
8.200% due 03/01/2006	10,000	11,293
Safeway, Inc.
6.850% due 09/15/2004	4,700	4,983
6.150% due 03/01/2006	17,000	18,490
6.500% due 11/15/2008	1,200	1,327
Sonat, Inc.
7.625% due 07/15/2011	1,340	1,065
SR Wind Ltd.
6.600% due 05/18/2005 (a)	6,000	6,113
7.100% due 05/18/2005 (a)	3,000	3,057
System Energy Resources, Inc.
7.430% due 01/15/2011	1,073	1,136
Time Wamer, Inc.
7.975% due 08/15/2004	1,950	2,076
8.110% due 08/15/2006	11,750	12,974
Transocean, Inc.
6.750% due 04/15/2005	2,500	2,715
TTX Co.
7.820% due 07/21/2003	61,000	62,086
Tyco International Group S.A.
5.875% due 11/01/2004	10,000	9,950
6.375% due 06/15/2005	6,500	6,467
Union Pacific Corp.
6.650% due 01/15/2011	90	102
Walt Disney Co.
4.875% due 07/02/2004	9,609	9,916
6.750% due 03/30/2006	8,775	9,677
5.375% due 06/01/2007	7,000	7,380
Waste Management, Inc.
6.500% due 05/15/2004	65,500	67,387
7.000% due 10/01/2004	6,524	6,891
6.500% due 11/15/2008	550	601
6.875% due 05/15/2009	1,000	1,113
7.375% due 08/01/2010	1,810	2,047
Weyerhaeuser Co.
5.500% due 03/15/2005	61,060	64,304
6.125% due 03/15/2007	48,060	52,107
5.950% due 11/01/2008	10,000	10,796
Williams Cos., Inc.
9.250% due 03/15/2004	3,000	2,962
6.250% due 02/01/2006	110	100
7.625% due 07/15/2019	200	159

		692,032

Utilities 5.6%
ALLETE, Inc.
2.218% due 10/20/2003 (a)	100	100
Appalachian Power Co.
4.800% due 06/15/2005	34,040	35,411
Arkansas Power & Light
6.000% due 10/01/2003	450	453
AT&T Corp.
6.500% due 11/15/2006	17,000	18,192
AT&T Wireless Services, Inc.
6.875% due 04/18/2005	1,000	1,071
7.350% due 03/01/2006	7,000	7,707
7.500% due 05/01/2007	12,000	13,345
British Telecom PLC
2.553% due 12/15/2003 (a)	8,900	8,942
7.875% due 12/15/2005	88,400	100,262
8.375% due 12/15/2010	285	347
Cleveland Electric Illuminating Co.
9.500% due 05/15/2005	9,000	9,074
CMS Energy Corp.
8.375% due 07/01/2003	7,750	7,711
DTE Energy Co.
7.110% due 11/15/2038 (a)	21,000	21,365
Duke Energy Corp.
3.750% due 03/05/2008	25,000	24,996
El Paso CGP Co.
7.625% due 09/01/2008	1,075	898
Entergy Louisiana, Inc.
8.500% due 06/01/2003	4,000	4,045
Entergy Mississippi, Inc.
4.350% due 04/01/2008	34,480	34,815
France Telecom S.A.
1.978% due 07/16/2003 (a)	12,200	12,207
8.700% due 03/01/2006 (a)	62,000	70,458
Hydro-Quebec
6.300% due 05/11/2011	100	115
Illinois Power Co.
6.000% due 09/15/2003	12,500	12,687
Jersey Central Power & Light Co.
7.125% due 10/01/2004	500	504
Niagara Mohawk Power Co.
7.375% due 08/01/2003	145	148
7.750% due 10/01/2008	2,270	2,690
NorAm Energy Corp.
6.375% due 11/01/2003	2,000	1,995
Ohio Edison Co.
8.625% due 09/15/2003	5,000	5,156
Oncor Electric Delivery Co.
5.000% due 09/01/2007	7,000	7,348
Pacific Gas & Electric Co.
7.583% due 10/31/2049 (a)	46,700	45,999
Progress Energy, Inc.
6.750% due 03/01/2006	27,000	29,556
6.050% due 04/15/2007	11,200	12,094
7.100% due 03/01/2011	550	620
PSEG Power LLC
6.875% due 04/15/2006	3,000	3,306
Public Service Electric & Gas
6.500% due 05/01/2004	1,200	1,257
Reliant Energy Resources Corp.
8.125% due 07/15/2005	3,300	3,317
Sprint Capital Corp.
9.500% due 04/01/2003	5,800	5,800
5.700% due 11/15/2003	4,000	4,080
7.900% due 03/15/2005	16,700	17,619
6.000% due 01/15/2007	21,000	21,315
6.125% due 11/15/2008	88,441	87,999
6.875% due 11/15/2028	30	26
Texas Utilities Corp.
6.750% due 04/01/2003	3,875	3,875
6.875% due 08/01/2005	2,000	2,024
United Illuminating Co.
6.000% due 12/15/2003	13,000	13,316
Verizon Wireless Capital LLC
5.375% due 12/15/2006	1,200	1,284
Vodafone Group PLC
7.625% due 02/15/2005	10,000	11,018
3.950% due 01/30/2008	1,200	1,220

		667,767

Total Corporate Bonds & Notes (Cost $2,462,013)		2,483,635

MUNICIPAL BONDS & NOTES 0.3%
California 0.1%
California State Revenue Anticipation Notes, Series 2002
2.500% due 06/20/2003	14,400	14,439

Texas 0.1%
Texas State Turnpike Systems Authority Revenue Bonds,Series 2002
5.000% due 06/01/2008	8,000	8,893

Virginia 0.1%
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2002
3.000% due 05/15/2005	6,790	7,010

Total Municipal Bonds & Notes		30,342

(Cost $30,045)
U.S. GOVERNMENT AGENCIES 0.0%
Federal Home Loan Bank
4.125% due 08/15/2003	2,000	2,022
Small Business Administration
3.500% due 01/25/2013 (a)	218	218
3.000% due 02/25/2014 (a)	416	422

Total U.S. Government Agencies		2,662

(Cost $2,646)
U.S. TREASURY OBLIGATIONS 8.5%
Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007	3,784	4,165
3.625% due 01/15/2008	34,276	38,373
3.875% due 01/15/2009	104,020	118,550
U.S. Treasury Notes
1.625% due 03/31/2005	852,600	854,665

Total U.S. Treasury Obligations		1,015,753

(Cost $1,007,377)
MORTGAGE-BACKED SECURITIES 48.0%
Collateralized Mortgage Obligations 12.4%
Amortizing Residential Collateral Trust
1.580% due 09/25/2030 (a)	3,174	3,171
Bank of America Mortgage Securities, Inc.
5.785% due 10/20/2032 (a)	30,560	31,194
Bear Stearns Adjustable Rate Mortgage Trust
6.750% due 03/25/2028	18,518	18,938
4.745% due 11/25/2030 (a)	836	857
6.278% due 09/25/2031 (a)	8,104	8,106
6.199% due 01/25/2032 (a)	6,633	6,666
6.040% due 02/25/2032 (a)	3,006	3,009
6.118% due 02/25/2032 (a)	5,428	5,507
5.418% due 10/25/2032 (a)	8,357	8,551
6.035% due 10/25/2032	764	784
5.382% due 01/25/2033 (a)	53,699	55,199
5.676% due 01/25/2033 (a)	18,101	18,075
5.235% due 03/25/2033 (a)	78,447	80,029
5.464% due 03/25/2033 (a)	102,275	105,168
Cendant Mortgage Corp.
6.750% due 04/25/2031	1,013	1,031
Chase Commercial Mortgage Securities Corp.
7.600% due 12/18/2005	23	23
Chase Mortgage Finance Corp.
6.750% due 06/25/2028	8,818	8,976
6.350% due 07/25/2029	1,183	1,189
Citicorp Mortgage Securities, Inc.
5.319% due 12/01/2019 (a)	111	111
6.750% due 05/25/2028	6,266	6,455
CMC Securities Corp.
7.250% due 10/25/2027 (a)	641	642
7.250% due 11/25/2027	723	728
Commercial Trust
6.670% due 12/15/2003 (a)	1,961	1,777
Countrywide Home Loans, Inc.
6.500% due 08/25/2032 (a)	3,215	3,234
4.980% due 09/19/2032 (a)	20,555	20,878
Countrywide Mortgage-Backed Securities, Inc.
6.500% due 11/01/2032	127,900	132,849
Criimi Mae Financial Corp.
7.000% due 01/01/2033	4,524	4,905

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	25

Schedule of Investments (Cont.)

Low Duration Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

CS First Boston Mortgage Securities Corp.
7.500% due 02/25/2031	$14,360	$14,872
7.500% due 03/25/2031	5,553	5,721
1.666% due 03/25/2032 (a)	32,430	32,077
2.500% due 03/25/2032 (a)	55,579	54,773
6.174% due 06/25/2032 (a)	24,692	25,425
5.768% due 10/25/2032 (a)	29,145	29,585
2.360% due 08/25/2033 (a)	1,843	1,843
6.400% due 01/17/2035	29	29
1.000% due 12/19/2039 (a)	4	4
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	195	228
DLJ Mortgage Acceptance Corp.
11.000% due 08/01/2019	360	420
5.748% due 05/25/2024 (a)	403	402
1.836% due 06/25/2026 (a)	3,414	3,422
6.850% due 12/17/2027	22	22
Drexel Burnham Lambert Trust
2.087% due 05/01/2016 (a)	11	11
E-Trade Bank Mortgage-Backed Securities Trust
7.025% due 09/25/2031	1,020	1,023
Fannie Mae
8.950% due 05/25/2003	0	0
9.400% due 07/25/2003	0	0
9.250% due 10/25/2018	28	32
9.500% due 03/25/2020	2,285	2,594
9.500% due 05/25/2020	445	503
9.000% due 03/25/2021	1,432	1,610
9.000% due 04/25/2021	47	53
8.000% due 12/25/2021	1,339	1,414
1.943% due 04/25/2022 (a)	81	81
1.705% due 06/25/2032 (a)	1,136	1,140
6.500% due 01/01/2033	21,039	22,374
5.000% due 04/25/2033	169,800	175,425
First Horizon Asset Securities, Inc.
6.750% due 02/25/2031	4,166	4,268
Freddie Mac
8.000% due 07/01/2006	14	15
8.500% due 01/01/2007	28	30
9.500% due 07/01/2010	30	33
6.500% due 08/15/2011	5,644	5,925
8.000% due 01/01/2012	63	68
12.500% due 09/30/2013	233	245
10.000% due 07/15/2019	106	111
10.000% due 05/15/2020	74	77
9.000% due 12/15/2020	961	961
9.500% due 01/15/2021	369	373
8.000% due 04/15/2021	454	468
9.000% due 05/15/2021	66	71
9.500% due 09/01/2021	10	11
8.000% due 04/01/2022	147	161
8.000% due 11/01/2022	108	118
8.500% due 08/01/2024	47	52
8.500% due 11/01/2024	405	441
6.250% due 04/15/2028	2,216	2,289
5.625% due 07/15/2028	8,383	8,563
5.750% due 06/15/2029	14,747	15,063
7.500% due 07/15/2030	5,486	5,825
1.730% due 11/15/2030 (a)	171	171
5.850% due 10/15/2031	25,144	25,274
4.273% due 08/15/2032 (a)	2,919	2,901
German American Capital Corp.
7.000% due 08/12/2010 (a)	6,800	7,602
Glendale Federal Savings & Loan
11.000% due 03/01/2010	11	12
GMAC Commercial Mortgage Corp.
1.733% due 09/20/2012 (a)	425	426
Golden Mortgage Loan
7.875% due 02/25/2031 (a)	4,958	5,014
Government National Mortgage Association
1.830% due 12/16/2025 (a)	1,075	1,081
GSR Mortgage Loan Trust
6.000% due 03/25/2032	70,741	72,711
6.000% due 07/25/2032	52,384	53,732
2.882% due 10/25/2032 (a)	25,196	25,247
Home Savings of America
4.241% due 05/25/2027 (a)	586	594
Impac Secured Assets CMN Owner Trust
8.000% due 07/25/2030	9,991	10,123
Imperial Savings Association
8.896% due 07/25/2017 (a)	13	13
8.414% due 02/25/2018	169	169
International Mortgage Acceptance Corp.
12.250% due 03/01/2014	61	65
LB Commercial Conduit Mortgage Trust
6.330% due 02/18/2030	59	59
Mellon Residential Funding Corp.
6.635% due 07/25/2029 (a)	8,042	8,040
Morgan Stanley Capital I
7.460% due 02/15/2020	9,673	9,715
10.137% due 08/15/2023	10	10
7.384% due 11/15/2028	74	76
Mortgage Capital Funding, Inc.
6.325% due 06/18/2030	12,029	12,886
Nationslink Funding Corp.
1.690% due 11/10/2030 (a)	1,565	1,570
6.297% due 11/10/2030	4,598	4,666
Norwest Asset Securities Corp.
6.500% due 04/25/2028	1	1
6.500% due 01/25/2029	5,930	6,060
PNC Mortgage Securities Corp.
6.500% due 12/25/2028	570	570
6.300% due 06/25/2029	10,106	10,179
7.340% due 05/25/2040 (a)	19	19
Prudential Home Mortgage Securities
7.500% due 09/25/2007	307	307
7.000% due 01/25/2008	5,356	5,351
6.750% due 11/25/2008	3,851	3,859
Prudential-Bache Trust
8.400% due 03/20/2021	1,501	1,555
Resecuritization Mortgage Trust
1.586% due 04/26/2021 (a)	1,300	1,300
6.500% due 04/19/2029	12,746	12,931
Residential Accredit Loans, Inc.
6.500% due 02/25/2029 (a)	3,259	3,274
7.000% due 07/25/2029	23	23
Residential Asset Securitization Trust
6.500% due 09/25/2014 (a)	125	129
1.566% due 06/25/2031	73	73
Residential Funding Mortgage Securities I, Inc.
7.500% due 12/25/2025	452	451
7.000% due 10/25/2027 (a)	3,050	3,048
6.250% due 11/25/2028	6,000	6,135
5.656% due 09/25/2032 (a)	17,584	17,882
Resolution Trust Corp.
6.705% due 05/25/2029 (a)	1,216	1,215
Ryland Acceptance Corp.
11.500% due 12/25/2016	5	6
Salomon Brothers Mortgage Securities VII, Inc.
6.993% due 12/25/2017 (a)	692	691
6.104% due 03/25/2024 (a)	359	359
6.092% due 10/25/2024 (a)	46	47
8.000% due 09/25/2030	266	280
7.612% due 12/25/2030 (a)	10	10
Sears Mortgage Securities
12.000% due 02/25/2014	31	31
Sequoia Mortgage Trust
1.640% due 08/20/2032 (a)	33,379	32,056
SLH Mortgage Trust
9.600% due 03/25/2021	304	304
Structured Asset Mortgage Investments, Inc.
6.861% due 06/25/2028 (a)	871	905
6.516% due 06/25/2029 (a)	10,690	10,788
9.207% due 06/25/2029 (a)	4,198	4,441
1.611% due 09/19/2032 (a)	63,149	62,910
Structured Asset Securities Corp.
6.750% due 07/25/2029	6,892	6,993
1.786% due 05/25/2031 (a)	1,012	1,012
1.886% due 05/25/2031 (a)	4,511	4,512
6.250% due 01/25/2032	9,916	10,192
6.150% due 07/25/2032 (a)	9,171	9,335
1.626% due 01/25/2033 (a)	12,716	12,693
Torrens Trust
1.600% due 07/15/2031 (a)	3,995	4,000
Union Planters Mortgage Finance Corp.
6.600% due 01/25/2028	6,310	6,359
Washington Mutual Mortgage Securities Corp.
6.190% due 07/25/2032 (a)	18,328	18,869
5.151% due 02/25/2033	1,471	1,523
5.462% due 02/25/2033 (a)	6,038	6,206
Wells Fargo Mortgage-Backed Securities Trust
7.000% due 02/25/2016	11,515	11,503
6.125% due 07/25/2031	109	110
6.114% due 01/25/2032 (a)	890	891
5.176% due 09/25/2032 (a)	9,612	9,798

		1,481,646

Fannie Mae 32.7%
3.335% due 11/01/2039 (a)	3,022	3,078
3.466% due 10/01/2030 (a)	4,319	4,398
3.560% due 06/01/2017 (a)	50	51
3.620% due 08/01/2017 (a)	22	23
3.689% due 11/01/2017 (a)	185	188
3.787% due 07/01/2018 (a)	26	27
3.876% due 11/01/2018 (a)	34	35
4.000% due 07/01/2017 (a)	184	188
4.180% due 12/01/2017 (a)	66	67
4.191% due 01/01/2021 (a)	136	138
4.221% due 07/01/2017 (a)	214	221
4.251% due 01/01/2024 (a)	39	41
4.471% due 01/01/2024 (a)	633	660
4.498% due 11/01/2017 (a)	96	97
4.500% due 04/21/2018	5,000	5,064
4.632% due 02/01/2028 (a)	1,385	1,434
4.654% due 04/01/2018 (a)	3,913	4,037
4.656% due 04/01/2024 (a)	790	816
4.705% due 07/25/2017 (a)	1,366	1,391
4.912% due 07/01/2023 (a)	199	203
4.977% due 10/01/2024 (a)	1,344	1,391
5.000% due 10/01/2017-05/19/2018 (c)	1,518,514	1,555,594
5.002% due 12/01/2023 (a)	129	132
5.500% due 04/01/2009-04/21/2018 (c)	993,574	1,031,562
6.000% due 10/01/2003-12/01/2031 (c)	1,014,283	1,061,825
6.230% due 08/01/2029 (a)	8,080	8,437
6.500% due 09/01/2005-02/01/2033 (c)	112,132	117,087
7.000% due 12/01/2006-07/01/2012 (c)	65,444	69,719
8.000% due 02/01/2027-11/01/2031 (c)	34,867	37,777
8.500% due 03/01/2008-04/01/2025 (c)	1,067	1,161
9.000% due 01/01/2025	1	1
9.500% due 07/01/2024-11/01/2025 (c)	1,415	1,576
10.000% due 02/01/2004-01/01/2025 (c)	357	399
10.500% due 06/01/2005-12/01/2024 (c)	44	49
11.000% due 11/01/2020	19	22

26	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

11.250% due 10/01/2015	$15	$18
11.500% due 12/01/2008-02/01/2020 (c)	26	30
11.750% due 02/01/2016	32	37
12.000% due 01/01/2015	4	4
13.000% due 07/01/2015	4	5
13.250% due 09/01/2011	8	10
15.500% due 10/01/2012-12/01/2012 (c)	3	3
15.750% due 12/01/2011	15	19
16.000% due 09/01/2012-12/01/2012 (c)	6	8

		3,909,023

Federal Housing Administration 0.3%
6.950% due 04/01/2014	1,826	1,950
7.400% due 02/01/2019	29	31
7.421% due 11/01/2019	177	190
7.430% due 10/01/2019-11/01/2025 (c)	31,523	33,606

		35,777

Freddie Mac 1.5%
4.336% due 11/01/2022 (a)	871	906
4.365% due 11/01/2023 (a)	171	178
4.375% due 03/01/2017 (a)	114	115
4.385% due 10/01/2023 (a)	488	509
4.462% due 01/01/2024 (a)	870	908
4.529% due 07/01/2018 (a)	128	132
4.547% due 09/01/2023 (a)	85	89
4.565% due 12/01/2022 (a)	288	299
4.649% due 06/01/2024 (a)	276	289
5.000% due 04/14/2033	1,500	1,500
5.061% due 01/01/2024 (a)	355	369
5.500% due 05/14/2033 (a)	500	509
5.625% due 01/01/2017 (a)	18	18
5.861% due 02/01/2020 (a)	1,250	1,284
6.000% due 09/01/2006-09/01/2016 (c)	152,190	159,102
6.396% due 03/01/2024 (a)	30	31
6.899% due 10/01/2027 (a)	372	390
7.500% due 09/01/2006	16	17
8.000% due 03/01/2007-12/01/2024 (c)	1,280	1,396
8.250% due 10/01/2007-01/01/2009 (c)	43	46
8.500% due 07/01/2003-11/01/2025 (c)	3,961	4,313
9.000% due 07/01/2004-08/01/2022 (c)	1,179	1,318
9.500% due 12/01/2004-02/01/2025 (c)	116	128
9.750% due 11/01/2008	246	273
10.000% due 03/01/2016-10/01/2019 (c)	42	47
10.500% due 10/01/2010-02/01/2016 (c)	12	13
10.750% due 09/01/2009-08/01/2011 (c)	156	177
11.500% due 10/01/2015-01/01/2016 (c)	22	25
11.750% due 11/01/2010-08/01/2015 (c)	4	4
12.000% due 09/01/2013	1	1
14.000% due 09/01/2012-04/01/2016 (c)	6	7
14.500% due 12/01/2010	1	2
15.000% due 08/01/2011-12/01/2011 (c)	2	3

		174,398

Government National Mortgage Association 1.1%
4.500% due 05/20/2030 (a)	151	154
5.000% due 07/20/2030-02/20/2032 (a)(c)	49,421	50,487
5.375% due 04/20/2016-06/20/2027 (a)(c)	17,576	18,009
5.500% due 04/23/2033-05/21/2033 (c)	5,100	5,231
5.625% due 10/20/2023-12/20/2027 (a)(c)	17,031	17,467
5.750% due 08/20/2022-07/20/2027 (a)(c)	22,423	23,060
6.500% due 10/15/2023-10/15/2032 (c)	1,181	1,243
7.000% due 03/15/2011-10/15/2011 (c)	73	79
7.500% due 03/15/2022-11/15/2026 (c)	1,965	2,117
8.000% due 11/15/2006-12/15/2024 (c)	11,674	12,849
8.500% due 12/15/2021	16	17
9.000% due 06/20/2016-12/15/2030 (c)	4,897	5,351
9.500% due 10/15/2016-06/15/2025 (c)	45	50
9.750% due 08/15/2017-10/15/2017 (c)	145	165
10.000% due 10/15/2013-11/15/2025 (c)	28	32
10.500% due 11/15/2019-02/15/2021 (c)	8	10
11.000% due 09/15/2010	3	3
11.500% due 08/15/2018	19	21
11.750% due 08/15/2013-08/15/2015 (c)	35	41
12.000% due 06/20/2015	5	6
12.250% due 01/15/2014	0	0
13.000% due 10/15/2013	5	6
13.500% due 05/15/2011-11/15/2012 (c)	18	22
16.000% due 12/15/2011-02/15/2012 (c)	19	24

		136,444

Stripped Mortgage-Backed Securities 0.0%
Fannie Mae (IO)
0.950% due 03/25/2009 (a)	5,293	87
6.500% due 03/25/2009	1,160	127
6.500% due 03/25/2023	985	99
7.000% due 05/25/2021	126	0
7.188% due 03/25/2024 (a)	267	2
256.000% due 11/01/2008	8	31
859.771% due 02/25/2022	2	10
Fannie Mae (PO)
0.000% due 09/25/2022	4	4
Freddie Mac (IO)
4.000% due 01/15/2024	16,652	1,569
6.500% due 04/15/2022	616	32
7.000% due 05/15/2023	103	7
Merrill Lynch Mortgage Investors, Inc. (IO)
6.700% due 07/25/2004	27,900	1,734
Prudential Home Mortgage Securities (IO)
0.265% due 04/25/2009 (a)	16,454	29

		3,731

Total Mortgage-Backed Securities (Cost $5,683,176)		5,741,019

ASSET-BACKED SECURITIES 2.8%
Ace Securities Corp.
1.645% due 06/25/2032 (a)	11,697	11,702
Advanta Mortgage Loan Trust
7.760% due 05/25/2018	17,097	17,477
Ameriquest Mortgage Securities, Inc.
1.600% due 06/15/2030 (a)	55	55
1.580% due 07/15/2030 (a)	100	100
1.646% due 05/25/2032 (a)	8,650	8,653
1.575% due 08/25/2032 (a)	25,623	25,595
Amortizing Residential Collateral Trust
1.626% due 07/25/2032 (a)	49,221	49,157
Amresco Residential Securities Mortgage Loan Trust
1.526% due 07/25/2027 (a)	26	26
Asset-Backed Securities Home Equity Corp.
1.540% due 06/15/2031 (a)	193	193
Capital Asset Research Funding LP
6.400% due 12/15/2004	32	32
CIT Group Home Equity Loan Trust
1.610% due 06/25/2033 (a)	40,397	40,409
CIT Marine Trust
5.800% due 04/15/2010	13	12
Community Program Loan Trust
4.500% due 10/01/2018	12,274	12,562
Compucredit Credit Card Master Trust
1.500% due 03/15/2007 (a)	11,400	11,406
Contimortgage Home Equity Loan Trust
6.770% due 01/25/2018	0	0
Countrywide Asset-Backed Certificates
1.535% due 06/25/2031 (a)	13,865	13,861
Credit-Based Asset Servicing and Securities
1.656% due 06/25/2032 (a)	6,119	6,117
CS First Boston Mortgage Securities Corp.
1.540% due 12/15/2030 (a)	146	146
Embarcadero Aircraft Securitization Trust
1.760% due 08/15/2025 (a)	4,900	2,450
EQCC Home Equity Loan Trust
1.440% due 10/15/2027 (a)	118	118
Equity One ABS, Inc.
1.585% due 11/25/2032 (a)	47,062	46,842
GF Funding Corp.
6.890% due 01/20/2006	3,835	3,725
Green Tree Financial Corp.
7.400% due 06/15/2027	6,999	7,186
Green Tree Home Improvement Loan Trust
1.450% due 08/15/2029 (a)	244	244
Household Mortgage Loan Trust
1.640% due 05/20/2032 (a)	10,805	10,823
IMC Home Equity Loan Trust
1.555% due 10/20/2027 (a)	1,267	1,268
Irwin Home Equity Loan Trust
1.680% due 06/25/2021 (a)	57	57
1.595% due 06/25/2029 (a)	10,411	10,399
Morgan Stanley Dean Witter Capital I
1.635% due 07/25/2032 (a)	12,737	12,731
Ocwen Mortgage Loan Trust
1.615% due 10/25/2029 (a)	83	83
Option One Mortgage Loan Trust
1.626% due 09/25/2030 (a)	343	343
Pacificamerica Home Equity Loan
1.556% due 04/25/2028 (a)	30	30
Renaissance Home Equity Loan Trust
1.686% due 08/25/2032 (a)	13,092	13,108
Salomon Brothers Mortgage Securities VII, Inc.
1.736% due 09/25/2029 (a)	31	31
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013	20,341	20,540
Whole Auto Loan Trust
1.880% due 06/15/2005	5,000	5,019
WMC Mortgage Loan
1.620% due 05/15/2030 (a)	1,959	1,958

Total Asset-Backed Securities (Cost $337,182)		334,458

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	27

Schedule of Investments (Cont.)

Low Duration Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

SOVEREIGN ISSUES 0.7%
Republic of Brazil
2.562% due 04/15/2006 (a)	$56,448	$51,582
2.625% due 04/15/2009 (a)	2,141	1,692
11.000% due 01/11/2012	3,000	2,557
8.000% due 04/15/2014	9,667	7,661
Republic of Korea
8.875% due 04/15/2008	10,000	12,038
Republic of Panama
8.250% due 04/22/2008	5,500	5,871

Total Sovereign Issues (Cost $81,512)		81,401

PURCHASED PUT OPTIONS 0.0%
PNC Mortgage Securities Corp. (OTC)
6.250% due 05/25/2040
Strike @ 100.000 Exp. 04/01/2005	300	0

Total Purchased Put Options (Cost $0)		0

PREFERRED STOCK 0.0%

	Shares
Home Ownership Funding
13.331% due 12/31/2049	3,000	1,808
Rhone-Poulenc S.A.
8.125% due 12/31/2049	13,000	329

Total Preferred Stock (Cost $3,213)		2,137

SHORT-TERM INSTRUMENTS 36.1%

	Principal Amount (000s)
Commercial Paper 34.7%
AT&T Corp.
3.720% due 04/18/2003	$62,300	62,300
Barclays U.S. Funding Corp.
1.230% due 05/27/2003	1,700	1,697
1.245% due 05/28/2003	100,000	99,803
CBA Finance, Inc.
1.280% due 04/10/2003	8,000	7,997
Danske Corp.
1.280% due 04/08/2003	30,000	29,993
Eksportfinanans A.S.A.
1.270% due 04/02/2003	25,000	24,999
Fannie Mae
1.300% due 04/01/2003	510,000	510,000
1.250% due 04/09/2003	8,000	7,998
1.190% due 06/03/2003	500,000	498,920
1.230% due 06/11/2003	200,000	199,516
1.190% due 06/25/2003	250,000	249,282
Federal Home Loan Bank
1.225% due 04/16/2003	10,000	9,995
1.179% due 04/21/2003	300,000	299,803
1.270% due 05/21/2003	40,000	39,929
Freddie Mac
1.305% due 06/02/2003	92,756	92,558
1.190% due 06/26/2003	266,700	265,927
General Electric Capital Corp.
1.260% due 06/11/2003	71,100	70,928
1.250% due 06/25/2003	4,000	3,989
HBOS Treasury Services PLC
1.340% due 04/08/2003	100,000	99,974
1.250% due 04/30/2003	50,000	49,950
1.261% due 05/07/2003	900	899
Rabobank Nederland NV
1.230% due 04/01/2003	$300,000	$300,000
1.390% due 04/01/2003	560,000	560,000
Royal Bank of Scotland PLC
1.220% due 04/14/2003	600	600
Stadshypotek Delaware
1.240% due 05/08/2003	97,600	97,476
Svenska Handelsbank, Inc.
1.258% due 04/22/2003	2,100	2,098
Swedbank Forenings PLC
1.260% due 04/08/2003	8,900	8,898
UBS Finance, Inc.
1.390% due 04/01/2003	50,000	50,000
1.315% due 04/04/2003	98,000	97,989
1.275% due 04/08/2003	45,000	44,989
1.275% due 04/09/2003	45,000	44,987
1.180% due 04/10/2003	200,000	199,941
1.210% due 04/10/2003	700	700
1.240% due 04/14/2003	119,100	119,047

		4,153,182

Repurchase Agreement 1.2%
State Street Bank
1.050% due 04/01/2003	145,000	145,000

(Dated 03/31/2003. Collateralized by Federal Home Loan Bank 1.550% due 12/22/2003 valued at $45,904, 4.125% due 01/14/2005 valued at due 12/17/2003 valued at $76,504. Repurchase proceeds are $145,004.)

U.S. Treasury Bills 0.2%
1.153% due 05/08/2003—05/15/2003 (c)(e)	19,410	19,382

Total Short-Term Instruments (Cost $4,317,616)		4,317,564

Total Investments 117.2% (Cost $13,924,780)		$14,008,971
Written Options (f) (0.1%) (Premiums $8,191)		(5,689)
Other Assets and Liabilities (Net) (17.1%)		(2,046,127)

Net Assets 100.0%		$11,957,155

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is asof March 31, 2003.

(b)	Security is in default.

(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d)	Principal amount of security is adjusted for inflation.

(e)	Securities with an aggregate market value of $17,387 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor March Futures (03/2004)—Long	317	$(145)
Euribor June Futures (06/2003)—Long	412	864
Euribor September Futures (09/2003)—Long	1,426	1,257
Euribor December Futures (12/2003)—Long	496	74
United Kingdom 90 Day LIBOR Futures (03/2004)—Long	317	(164)
United Kingdom 90 Day LIBOR Futures (12/2003)—Long	312	(124)
Eurodollar March Futures (03/2005)—Long	470	(194)
Eurodollar June Futures (06/2004)—Long	302	60
Eurodollar September Futures (09/2004)—Long	464	(104)
Eurodollar December Futures (12/2004)—Long	934	(315)

		$1,209

(f)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Call—OTC 10 Year Interest Rate Swap Strike @ 4.000%** Exp. 07/22/2003	$201,200	$1,874	$1,840
Call—OTC 7 Year Interest Rate Swap Strike @ 3.500%** Exp. 12/17/2003	129,300	1,319	1,294
Put—OTC 7 Year Interest Rate Swap Strike @ 5.500%* Exp. 12/17/2003	129,300	1,668	865
Call—OTC 10 Year Interest Rate Swap Strike @ 4.000%** Exp. 08/01/2003	21,900	177	210

Type	# of Contracts	Premium	Value

Put—CME Eurodollar December Futures Strike @ 98.000 Exp. 12/15/2003	5,000	2,998	1,250
Call—CBOT U.S. Treasury Note June Futures Strike @ 116.000 Exp. 05/24/2003	273	155	230

		$8,191	$5,689

*	The Fund will pay a floating rate based on 3-month LIBOR.

**	The Fund will receive a floating rate based on 3-month LIBOR.

(g)	Short sales open at March 31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

Fannie Mae	6.000	04/21/2018	$47,700	$49,891	$49,720

28	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

(h)	Principal amount denoted in indicated currency:

BP—British Pound

EC—Euro

JY—Japanese Yen

MP—Mexican Peso

(i)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 4.000% and pay a floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/17/2005	BP	14,300	$(73)
Receive floating rate based on 6-month BP—LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2032		95,800	(1,419)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2032	EC	148,500	2,657
Receive floating rate based on 6-month JY—LIBOR and pay a fixed rate equal to 1.805%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 01/11/2011	JY	3,285,600	(2,836)
Receive floating rate based on 6-month JY—LIBOR and pay a fixed rate equal to 0.390%.
Counterparty: Goldman Sachs & Co. Exp. 06/18/2007		4,481,100	(189)
Receive a fixed rate equal to 0.430% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.
Counterparty: Lehman Brothers, Inc. Exp. 07/11/2003		$20,000	(49)
Receive a fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.
Counterparty: Lehman Brothers, Inc. Exp. 01/25/2005		5,000	(78)
Receive a fixed rate equal to 0.810% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding 6.750% due 12/01/2005.
Counterparty: Goldman Sachs & Co. Exp. 06/15/2004		50,000	111
Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding 0.000% due 05/15/2021.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/12/2004		30,000	50
Receive a fixed rate equal to 1.500% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 4.500% due 03/07/2017.
Counterparty: Credit Suisse First Boston Exp. 04/24/2003		10,000	1
Receive a fixed rate equal to 1.200% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/2027.
Counterparty: Credit Suisse First Boston Exp. 06/03/2003		5,000	1
Receive a fixed rate equal to 5.550% and the Fund will pay to the counterparty at par in the event of default of CIT Group, Inc. 7.750% due 04/02/2012.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/20/2003		10,000	99
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/19/2004		16,400	22
Receive a fixed rate equal to 0.800% and the Fund will pay to the counterparty at par in the event of default of International Paper Co. 8.125% due 07/08/2005.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 07/31/2003		25,000	(20)

			$(1,723)

(j)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	BP	1,616	04/2003	$0	$(25)	$(25)
Buy	EC	54,612	04/2003	83	(350)	(267)
Sell		74,472	04/2003	35	(951)	(916)
Buy	MP	63,498	09/2003	186	0	186
Sell		63,498	09/2003	0	(52)	(52)

				$304	$(1,378)	$(1,074)

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	29

Schedule of Investments

Real Return Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 9.0%
Banking & Finance 6.6%
Allstate Financial Global Funding
7.125% due 09/26/2005	$5,000	$5,577
Atlas Reinsurance PLC
4.080% due 04/04/2003 (a)	6,700	6,700
5.080% due 10/04/2004 (a)	4,400	4,400
3.765% due 01/07/2005 (a)	1,250	1,260
8.510% due 04/07/2005 (a)	6,250	6,250
Bear Stearns Cos., Inc.
1.695% due 12/01/2003 (a)	500	501
1.676% due 09/21/2004 (a)	1,000	1,003
CIT Group, Inc.
1.840% due 04/07/2003 (a)	300	300
2.630% due 01/09/2004 (a)	600	602
5.625% due 05/17/2004	1,000	1,034
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	10,000	11,022
Export-Import Bank Korea
6.500% due 11/15/2006	2,500	2,680
Finova Group, Inc.
7.500% due 11/15/2009	840	300
Ford Motor Credit Co.
2.060% due 04/17/2003 (a)	36,000	35,992
1.683% due 11/24/2003 (a)	3,000	2,957
1.772% due 01/26/2004 (a)	8,200	8,021
2.220% due 03/08/2004 (a)	1,000	975
1.602% due 04/26/2004 (a)	2,000	1,928
6.700% due 07/16/2004	300	306
3.227% due 10/25/2004 (a)	28,480	27,202
1.850% due 06/30/2005 (a)	3,100	2,818
1.808% due 07/18/2005 (a)	47,750	43,259
General Motors Acceptance Corp.
1.905% due 05/16/2003 (a)	19,925	19,918
1.643% due 07/21/2003 (a)	6,500	6,489
2.016% due 08/04/2003 (a)	5,000	4,989
2.088% due 01/20/2004 (a)	2,400	2,388
1.630% due 04/05/2004 (a)	700	693
2.486% due 05/04/2004 (a)	19,600	19,431
2.105% due 05/17/2004 (a)	3,600	3,564
1.670% due 05/28/2004 (a)	2,000	1,976
1.718% due 07/21/2004 (a)	50,400	49,563
Goldman Sachs Group
1.825% due 12/01/2004 (a)	1,600	1,598
Heller Financial, Inc.
1.609% due 04/28/2003 (a)	3,000	3,001
J.P. Morgan Chase & Co.
5.385% due 02/15/2012 (a)	2,500	2,588
Korea Development Bank
5.383% due 06/16/2003 (a)	500	507
MBNA America Bank
7.125% due 11/15/2012	5,000	5,426
Merrill Lynch & Co.
1.986% due 08/01/2003 (a)	4,000	4,004
Merrill Lynch & Co., Inc.
1.720% due 05/21/2004 (a)	2,100	2,105
National Australia Bank Ltd.
2.045% due 05/19/2010 (a)	1,500	1,505
National Rural Utilities Cooperative Finance Corp.
1.536% due 07/17/2003 (a)	10,000	9,992
NeHi, Inc.
5.440% due 06/09/2003 (a)	3,000	3,019
Parametric Re Ltd.
3.510% due 11/19/2007	11,500	11,040
Pemex Finance Ltd.
6.125% due 11/15/2003	100	102
Premium Asset Trust
1.755% due 11/27/2004 (a)	5,000	5,017
Prudential Funding Corp.
6.375% due 07/23/2006	7,000	7,656
Redwood Capital II Ltd.
4.380% due 01/01/2004 (a)	33,700	33,613
Residential Reinsurance Ltd.
6.415% due 06/01/2004 (a)	4,500	4,550
6.325% due 06/01/2005 (a)	15,900	16,059
Salomon Smith Barney Holdings
1.599% due 04/28/2003 (a)	3,000	3,000
Studio Re Ltd.
6.500% due 07/07/2006 (a)	28,750	28,750
Travelers Property Casualty Corp.
3.750% due 03/15/2008	7,000	7,002
Trinom Ltd.
5.410% due 12/18/2004 (a)	4,500	4,538
Verizon Global Funding Corp.
5.750% due 04/01/2003	10,000	10,000
Wachovia Bank North America
1.660% due 02/20/2004 (a)	2,250	2,255
Wachovia Corp.
7.550% due 08/18/2005	12,500	14,074
Washington Mutual Bank
1.720% due 05/14/2004 (a)	1,700	1,703
1.705% due 05/17/2004 (a)	17,900	17,933

		475,135

Industrials 1.5%
American Airlines, Inc.
6.978% due 04/01/2011	2,570	2,238
Clear Channel Communications, Inc.
7.250% due 09/15/2003	13,000	13,278
Coastal Corp.
2.306% due 07/21/2003 (a)	9,000	8,649
Cox Enterprises, Inc.
2.606% due 05/01/2033 (a)	2,000	1,998
DaimlerChrysler North America Holding Corp.
1.725% due 08/16/2004 (a)	5,000	4,967
7.750% due 06/15/2005	1,087	1,196
Delta Air Lines, Inc.
8.540% due 01/02/2007	3,244	1,898
Fred Meyer, Inc.
7.375% due 03/01/2005	2,000	2,162
Pemex Project Funding Master Trust
7.375% due 12/15/2014	21,500	22,118
Petroleos Mexicanos
9.500% due 09/15/2027	14,850	17,226
SR Wind Ltd.
6.645% due 05/18/2005 (a)	2,000	2,038
7.145% due 05/18/2005 (a)	1,600	1,630
United Airlines, Inc.
2.026% due 03/02/2004 (a)	1,109	800
Walt Disney Co.
4.500% due 09/15/2004	15,000	15,482
Waste Management, Inc.
6.375% due 11/15/2012	1,000	1,069
7.100% due 08/01/2026	2,000	2,104
Weyerhaeuser Co.
5.500% due 03/15/2005	5,460	5,750
6.125% due 03/15/2007	3,085	3,345

		107,948

Utilities 0.9%
ALLETE, Inc.
2.218% due 10/20/2003 (a)	2,500	2,497
British Telecom PLC
2.705% due 12/15/2003 (a)	6,200	6,229
7.875% due 12/15/2005	10,750	12,192
Dominion Resources, Inc.
7.600% due 07/15/2003	5,000	5,077
Hawaiian Electric Industries, Inc.
2.425% due 04/15/2003 (a)	2,000	2,000
Progress Energy, Inc.
6.750% due 03/01/2006	32,150	35,193
WorldCom, Inc.—WorldCom Group
7.375% due 01/15/2011 (b)	1,000	270

		63,458

Total Corporate Bonds & Notes (Cost $645,031)		646,541

MUNICIPAL BONDS & NOTES 0.7%

Arizona 0.0%
Salt River Project Arizona Agriculture Improvement & Power District Revenue Bonds, Series 2002
5.000% due 01/01/2031	4,000	4,067

California 0.4%
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	25,000	23,074
Golden State Tobacco Securitization Corporate Revenue Bonds, Series 2003
5.000% due 06/01/2021	5,000	4,987

		28,061

Florida 0.0%
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	3,000	3,052

Massachusetts 0.1%
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	5,000	5,067

New Jersey 0.1%
New Jersey Tobacco Settlement Funding Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	6,000	5,531

New York 0.1%
New York State Triborough Bridge and Tunnels Authority Revenue Bonds, Series 2002
5.000% due 11/15/2032	5,000	5,053

Total Municipal Bonds & Notes (Cost $51,778)		50,831

U.S. TREASURY OBLIGATIONS 100.8%
Treasury Inflation Protected Securities (f)
3.375% due 01/15/2007 (c)(d)	897,453	987,760
3.625% due 01/15/2008 (c)	883,474	989,077
3.875% due 01/15/2009	702,326	800,433
4.250% due 01/15/2010	684,253	800,362
3.500% due 01/15/2011 (c)	182,670	205,162
3.375% due 01/15/2012	277,625	310,593
3.000% due 07/15/2012	568,114	618,357
3.625% due 04/15/2028	856,815	1,007,294
3.875% due 04/15/2029	1,078,663	1,326,419
3.375% due 04/15/2032	156,292	182,031

Total U.S. Treasury Obligations(Cost $6,874,502)		7,227,488

MORTGAGE-BACKED SECURITIES 1.3%
Collateralized Mortgage Obligations 0.3%
Bear Stearns Adjustable Rate Mortgage Trust
4.581% due 11/25/2030 (a)	2,089	2,143
Freddie Mac
6.500% due 01/25/2028	100	106
7.000% due 10/15/2030	3,000	3,104
Mellon Residential Funding Corp.
1.851% due 10/20/2029 (a)	800	811
Residential Asset Securitization Trust
6.860% due 08/25/2029	16,000	16,431

		22,595

Fannie Mae 0.0%
5.530% due 10/01/2024 (a)	188	202

Federal Housing Administration 0.0%
7.430% due 12/01/2020	114	122

30	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)		Value (000s)

Government National Mortgage Association 1.0%
6.500% due 02/15/2029—10/15/2032 (e)		$66,430	$69,910

Total Mortgage-Backed Securities (Cost $91,966)			92,829

ASSET-BACKED SECURITIES 0.4%
AFC Home Equity Loan Trust
1.525% due 03/25/2027 (a)		83	83
American Residential Eagle Trust
1.645% due 07/25/2029 (a)		1,340	1,341
Asset Backed Securities Corp. Home Equity
1.730% due 06/21/2029 (a)		618	619
Citifinancial Mortgage Securities, Inc.
1.605% due 01/25/2033		24,407	24,407
Conseco Finance Corp.
7.890% due 07/15/2018		497	507
8.170% due 12/15/2025		2,000	2,128
Conseco Finance Home Loan Trust
8.880% due 06/15/2024		750	783
EQCC Home Equity Loan Trust
1.533% due 03/20/2029 (a)		99	99
SLM Student Loan Trust
1.909% due 01/25/2007 (a)		6	5

Total Asset-Backed Securities (Cost $29,800)			29,972

SOVEREIGN ISSUES 0.1%
United Mexican States
6.375% due 01/16/2013		9,850	9,875
United Mexican States Value Recovery Right
0.000% due 06/30/2003 (a)		718	3
0.000% due 06/30/2004 (a)		718	3
0.000% due 06/30/2005 (a)		718	3

Total Sovereign Issues (Cost $9,617)			9,884

FOREIGN CURRENCY-DENOMINATED ISSUES (j)(k) 1.1%
Caisse D’amort Dette Soc
3.800% due 07/25/2006 (f)	EC	5,283	6,281
Commonwealth of New Zealand
4.500% due 02/15/2016	N$	34,200	23,582
Republic of France
3.000% due 07/25/2012 (f)	EC	26,601	31,054
Tyco International Group S.A.
4.375% due 11/19/2004		14,000	14,689

Total Foreign Currency-Denominated Issues (Cost $58,495)			75,606

CONVERTIBLE BONDS & NOTES 0.0%
Banking & Finance 0.0%
Verizon Global Funding Corp.
.750% due 04/01/2003		$3,000	3,000

Total Convertible Bonds & Notes (Cost $3,000)			3,000

SHORT-TERM INSTRUMENTS 0.8%
Commercial Paper 0.2%
HBOS Treasury Services PLC
1.245% due 05/28/2003		4,400	4,391
1.255% due 06/05/2003		13,600	13,570

			17,961

Repurchase Agreement 0.4%
State Street Bank
1.050% due 04/01/2003		25,466	25,466

(Dated 03/31/2003. Collateralized by Federal Farm Credit Banks 1.970% due 10/20/2004 valued at $ 476 and Federal Home Loan Bank 1.250% due 04/08/2004 valued at $25,500. Repurchase proceeds are $25,467.)

U.S. Treasury Bills 0.2%
1.150% due 05/08/2003—05/15/2003 (d)(e)		12,120	12,103

Total Short-Term Instruments (Cost $55,530)			55,530

Total Investments 114.2% (Cost $7,819,719)			$8,191,681
Written Options (0.0%) (Premiums $2,603)			(1,140)
Other Assets and Liabilities (Net) (14.2%)			(1,020,068)

Net Assets 100.0%			$7,170,473

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Security is in default.

(c)	Security, or a portion thereof, subject to financing transaction.

(d)	Securities with an aggregate market value of $ 6,294 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation/(Depreciation)

Euro-Bund 10 Year Note
(06/2003)—Long	250	$(292)
U.S. Treasury 5 Year Note
(06/2003)—Short	24	3
U.S. Treasury 10 Year Note
(06/2003)—Short	1,750	1,249
U.S. Treasury 30 Year Bond
(06/2003)—Short	259	496

		$1,456

(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f)	Principal amount of security is adjusted for inflation.

(g)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Put—OTC 10 Year Interest Rate Swap Strike @ 5.500%* Exp. 05/01/2003	$65,000	$796	$1
Call—OTC 10 Year Interest Rate Swap Strike @ 4.000%** Exp. 03/03/2004	65,000	1,427	934

Type	# of Contracts	Premium	Value

Call—CBOT U.S. Treasury Note June Futures Strike @ 118.000 Exp. 05/24/2003	625	380	205

		$2,603	$1,140

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Short sales open at March 31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note	3.250	08/15/2007	$255,600	$262,689	$260,205
U.S. Treasury Note	4.000	11/15/2012	37,100	37,648	38,115
U.S. Treasury Note	3.000	02/15/2008	9,800	9,918	9,834
U.S. Treasury Note	3.875	02/15/2013	75,000	75,337	74,408
U.S. Treasury Note	5.250	08/15/2003	73,100	74,251	74,181

				$459,843	$456,743

(i)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive floating rate based on 3-month LIBOR plus 0.470% and pay a fixed rate equal to 7.750%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/15/2005	$10,000	$(1,164)
Receive floating rate based on 3-month LIBOR plus 0.500% and pay a fixed rate equal to 7.600%.
Counterparty: Lehman Brothers, Inc. Exp. 07/15/2003	5,000	(83)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/17/2005	250,000	89
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: Bank of America, N.A. Exp. 06/15/2003	15,900	233
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co. Exp. 06/18/2008	30,000	(824)

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	31

Schedule of Investments (Cont.)

Real Return Fund

March 31, 2003

Receive a fixed rate equal to 0.200% and the Fund will pay to the counterparty at par in the event of default of Federal National Mortgage Association 5.375% due 11/15/2011.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/03/2005	$80,000	$146
Receive a fixed rate equal to 5.000% and the Fund will pay to the counterparty at par in the event of default of El Paso Corp. 7.000% due 05/15/2011.
Counterparty: Merrill Lynch & Co., Inc. Exp. 09/15/2003	15,000	(639)

		$(2,242)

(j)	Principal amount denoted in indicated currency:

EC—Euro

N$—New Zealand Dollar

(k)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	EC	37,576	04/2003	$250	$0	$250
Sell	N$	43,520	05/2003	0	(306)	(306)

				$250	$(306)	$(56)

32	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Schedule of Investments

Short-Term Fund

March 31, 2003

	Principal Amount(000s)	Value (000s)

CORPORATE BONDS & NOTES 30.4%
Banking & Finance 11.7%
Banco Nacional Obra Services
9.625% due 11/15/2003 (a)	$3,900	$4,085
Bankunited FSB
5.400% due 02/02/2004	4,000	4,139
Bear Stearns Cos., Inc.
5.125% due 02/22/2004 (a)	4,200	4,155
1.676% due 09/21/2004 (a)	900	903
1.925% due 07/15/2005 (a)	4,801	4,826
1.560% due 09/16/2005 (a)	5,000	4,983
CIT Group, Inc.
2.630% due 01/09/2004 (a)	5,250	5,269
5.500% due 02/15/2004	5,200	5,341
2.660% due 07/30/2004 (a)	15,200	15,229
7.125% due 10/15/2004	9,701	10,273
Citicorp.
5.500% due 08/19/2003 (a)	11,040	11,081
Countrywide Home Loans, Inc.
1.588% due 06/03/2003 (a)	2,800	2,800
Deutsche Telekom International Finance BV
7.750% due 06/15/2005	34,910	38,477
Ford Motor Credit Co.
6.125% due 04/28/2003	2,000	2,002
1.560% due 06/20/2003 (a)	900	898
2.117% due 03/08/2004 (a)	43,592	42,485
1.602% due 04/26/2004 (a)	17,400	16,770
1.718% due 07/19/2004 (a)	6,700	6,399
Gemstone Investors Ltd.
7.710% due 10/31/2004	3,500	3,256
General Motors Acceptance Corp.
1.440% due 08/18/2003 (a)	16,575	16,523
1.648% due 11/07/2003 (a)	10,000	9,952
2.088% due 01/20/2004 (a)	14,040	13,969
2.150% due 05/04/2004 (a)	21,598	21,412
Household Finance Corp.
1.698% due 08/07/2003 (a)	5,950	5,951
2.564% due 03/11/2004 (a)	6,650	6,693
5.750% due 01/30/2007	22,813	24,578
4.625% due 01/15/2008	8,700	9,025
Merrill Lynch & Co.
1.630% due 08/01/2003 (a)	4,000	4,004
National Rural Utilities Cooperative Finance Corp.
5.250% due 07/15/2004	13,796	14,412
1.748% due 02/07/2005 (a)	17,200	17,206
Popular North America, Inc.
6.625% due 01/15/2004	14,807	15,299
Salomon Smith Barney Holdings, Inc.
1.648% due 07/18/2007 (a)	4,800	4,804
Security Capital Group, Inc.
7.750% due 11/15/2003	7,695	7,981
U.S. Bank National Association
1.320% due 11/14/2003 (a)	31,020	31,030
USAA Capital Corp.
7.050% due 11/08/2006	445	503
Verizon Global Funding Corp.
6.750% due 12/01/2005	3,000	3,329
Verizon Wireless Capital LLC
1.658% due 12/17/2003 (a)	17,510	17,498

		407,540

Industrials 11.9%
Air Canada
1.975% due 07/31/2005 (a)	909	755
Allied Waste North America, Inc.
7.375% due 01/01/2004	4,880	4,978
AOL Time Warner, Inc.
6.125% due 04/15/2006	3,000	3,142
Clear Channel Communications, Inc.
7.250% due 09/15/2003	12,404	12,669
Coastal Corp.
1.950% due 07/21/2003 (a)	4,791	4,604
Comcast Corp.
6.500% due 01/15/2015	1,600	1,688
Cox Communications, Inc.
6.150% due 08/01/2003 (a)	8,200	8,218
7.170% due 10/01/2003	5,043	5,166
Cox Enterprises, Inc.
2.250% due 05/01/2033 (a)	9,000	8,989
DaimlerChrysler North America Holding Corp.
7.750% due 05/27/2003	2,000	2,019
1.850% due 08/01/2003 (a)	2,800	2,800
1.660% due 08/16/2004 (a)	36,208	35,968
HCA, Inc.
8.120% due 08/04/2003	800	813
6.870% due 09/15/2003	9,803	9,962
6.730% due 07/15/2045	8,170	8,226
Hilton Hotels Corp.
7.000% due 07/15/2004	8,126	8,276
International Game Technology
7.875% due 05/15/2004	9,809	10,337
International Paper Co.
2.660% due 06/20/2004 (a)	5,400	5,336
Kerr-McGee Corp.
2.150% due 06/28/2004 (a)	7,170	7,171
Mandalay Resort Group
6.750% due 07/15/2003	9,701	9,798
Martin Marietta Corp.
6.500% due 04/15/2003	34,451	34,497
MGM Mirage, Inc.
6.950% due 02/01/2005	2,257	2,348
Mirage Resorts, Inc.
7.250% due 10/15/2006	300	314
Norfolk Southern Corp.
2.040% due 02/28/2005 (a)	7,501	7,543
7.050% due 05/01/2037	20,975	23,925
Packaging Corp. of America
9.625% due 04/01/2009	10,000	10,863
PanAmSat Corp.
6.125% due 01/15/2005	2,595	2,621
Park Place Entertainment Corp.
7.950% due 08/01/2003	8,304	8,449
Petroleos Mexicanos
6.500% due 02/01/2005	5,250	5,607
Pioneer National Resources Co.
8.875% due 04/15/2005	3,811	4,056
Qwest Capital Funding, Inc.
5.875% due 08/03/2004	4,900	4,459
R.J. Reynolds Tobacco Holdings, Inc.
7.375% due 05/15/2003	35,726	35,871
Raytheon Co.
5.700% due 11/01/2003	10,148	10,303
Safeway, Inc.
6.050% due 11/15/2003	12,210	12,525
TCI Communications, Inc.
6.375% due 05/01/2003	10,961	11,002
Time Warner, Inc.
7.975% due 08/15/2004	13,737	14,626
Transocean, Inc.
6.500% due 04/15/2003	3,786	3,792
Turner Broadcasting System, Inc.
7.400% due 02/01/2004	2,200	2,261
Tyco International Group S.A.
6.250% due 06/15/2003	25,477	25,732
United Airlines, Inc.
2.026% due 03/02/2004 (a)	9,311	6,715
Weyerhaeuser Co.
2.383% due 09/15/2003 (a)	34,900	34,907

		413,331

Utilities 6.8%
AEP Texas Central Co.
3.000% due 02/15/2005	3,000	3,013
ALLETE, Inc.
2.218% due 10/20/2003 (a)	8,600	8,591
Appalachian Power Co.
2.040% due 08/20/2003 (a)	3,800	3,802
4.800% due 06/15/2005	10,330	10,746
AT&T Corp.
6.500% due 11/15/2006	9,811	10,499
British Telecom PLC
2.553% due 12/15/2003 (a)	58,001	58,272
7.875% due 12/15/2005	3,000	3,403
Commonwealth Edison Co.
2.025% due 09/30/2003 (a)	10,649	10,621
DTE Energy Co.
6.000% due 06/01/2004	8,400	8,758
7.110% due 11/15/2038 (a)	1,500	1,526
Entergy Gulf States, Inc.
8.250% due 04/01/2004	10,000	10,614
2.638% due 09/01/2004 (a)	9,800	9,787
France Telecom S.A.
1.978% due 07/16/2003 (a)	6,600	6,604
Georgia Power Co.
1.465% due 02/18/2005 (a)	14,115	14,121
Jersey Central Power & Light Co.
6.375% due 05/01/2003	4,951	4,970
Niagara Mohawk Power Co.
7.375% due 07/01/2003	15,005	15,200
8.000% due 06/01/2004	50	54
Pacific Gas & Electric Co.
7.583% due 10/31/2049 (a)	1,900	1,872
Potomac Electric Power Co.
6.250% due 10/15/2007	3,600	3,958
Southern California Edison Co.
5.875% due 09/01/2004	5,440	5,522
Sprint Capital Corp.
9.500% due 04/01/2003	1,000	1,000
5.700% due 11/15/2003	19,655	20,048
5.875% due 05/01/2004	13,005	13,330
Texas Utilities Corp.
6.750% due 04/01/2003	1,665	1,665
Vodafone Group PLC
7.625% due 02/15/2005	3,000	3,305
WorldCom, Inc.—WorldCom Group
7.375% due 01/15/2011 (b)	11,600	3,132

		234,413

Total Corporate Bonds & Notes (Cost $1,053,357)		1,055,284

U.S. GOVERNMENT AGENCIES 1.6%
Fannie Mae
5.750% due 04/15/2003	850	852
4.625% due 05/15/2003	500	502
Federal Home Loan Bank
3.125% due 11/14/2003	500	506
5.150% due 04/15/2005	5,500	5,510
Freddie Mac
4.500% due 04/15/2005	42,105	42,156
3.875% due 06/27/2005	5,400	5,429

Total U.S. Government Agencies (Cost $55,433)		54,955

U.S. TREASURY OBLIGATIONS 2.8%
Treasury Inflation Protected Securities (e)
3.375% due 01/15/2007 (c)	3,727	4,101
3.875% due 01/15/2009	1,662	1,894
U.S. Treasury Notes
1.625% due 03/31/2005	89,130	89,346

Total U.S. Treasury Obligations (Cost $94,696)		95,341

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	33

Schedule of Investments (Cont.)

Short-Term Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

MORTGAGE-BACKED SECURITIES 16.6%
Collateralized Mortgage Obligations 11.4%
Bank of America Mortgage Securities, Inc.
6.500% due 05/25/2029	$806	$815
6.337% due 07/25/2032 (a)	10,859	11,071
5.775% due 10/20/2032 (a)	28,904	29,504
Bear Stearns Adjustable Rate Mortgage Trust
6.191% due 01/25/2032 (a)	5,114	5,139
6.886% due 01/25/2032 (a)	497	512
5.407% due 10/25/2032 (a)	2,217	2,269
Countrywide Alternative Loan Trust
6.500% due 04/25/2031	3,746	3,799
Countrywide Home Loans
6.500% due 07/25/2013	631	646
6.050% due 04/25/2029	2,046	2,069
Countrywide Home Loans, Inc.
6.500% due 08/25/2032 (a)	2,088	2,100
4.975% due 09/19/2032 (a)	14,120	14,342
Credit-Based Asset Servicing & Securitization LLC
1.645% due 01/25/2032 (a)	684	684
CS First Boston Mortgage Securities Corp.
6.750% due 01/15/2008	2,775	2,793
1.655% due 08/25/2031 (a)	373	372
2.478% due 03/25/2032 (a)	837	825
1.695% due 05/25/2032 (a)	10,927	10,927
1.970% due 08/25/2033 (a)	33,266	33,266
DLJ Acceptance Trust
7.100% due 10/17/2020 (a)	180	184
E-Trade Bank Mortgage-Backed Securities Trust
7.030% due 09/25/2031	397	398
Fannie Mae
5.000% due 09/19/2005	7,000	7,119
6.000% due 02/25/2008	281	293
7.000% due 09/18/2017	0	0
1.905% due 10/25/2017 (a)	1,837	1,845
6.500% due 09/18/2023	0	0
8.985% due 06/25/2032 (a)	3,840	4,240
Federal Housing Administration
7.350% due 04/01/2019	1,153	1,233
FFCA Secured Lending Corp.
7.850% due 10/18/2017	1,000	1,098
First Republic Mortgage Loan Trust
1.580% due 08/15/2032 (a)	33,213	32,860
Freddie Mac
6.000% due 09/15/2011	5,120	5,187
4.500% due 11/15/2018	19,996	20,286
6.000% due 09/15/2022	98	98
5.625% due 07/15/2028	4,715	4,817
5.750% due 06/15/2029	10,754	10,985
5.750% due 05/15/2031	20,905	21,331
General Electric Captial Mortgage Services, Inc.
6.500% due 04/25/2024	180	183
Government National Mortgage Association
7.500% due 02/20/2030	1,000	1,072
GSRPM Mortgage Loan Trust
1.705% due 11/25/2031 (a)	26,112	26,112
IMPAC CMB Trust
1.585% due 11/25/2031 (a)	2,676	2,677
Mellon Residential Funding Corp.
1.773% due 10/20/2029 (a)	10,000	10,139
PNC Mortgage Securities Corp.
6.500% due 12/25/2028	2,998	3,086
7.500% due 02/25/2031	52	52
Prudential Home Mortgage Securities
6.950% due 11/25/2022	233	233
Residential Funding Mortgage Securities I, Inc.
7.500% due 12/25/2030	609	609
Resolution Trust Corp.
5.246% due 05/25/2029 (a)	254	254
Sequoia Mortgage Trust
1.663% due 10/20/2027 (a)	16,096	16,148
Small Business Administration
7.540% due 08/10/2009	1,329	1,524
Structured Asset Mortgage Investments, Inc.
1.611% due 09/19/2032 (a)	972	968
Structured Asset Securities Corp.
6.500% due 09/25/2031 (a)	5,605	5,799
6.175% due 02/25/2032 (a)	8,499	8,529
6.150% due 07/25/2032 (a)	14,971	15,238
1.595% due 01/25/2033 (a)	23,761	23,718
Vendee Mortgage Trust
6.500% due 05/15/2025 (a)	1,300	1,382
Washington Mutual Loan Trust
6.003% due 10/19/2039 (a)	1,046	1,048
6.454% due 10/19/2039 (a)	4,825	4,891
4.124% due 01/25/2041 (a)	948	942
Washington Mutual Mortgage Securities Corp.
5.780% due 02/25/2031	1,246	1,273
5.215% due 10/25/2032 (a)	24,326	24,934
5.460% due 02/25/2033 (a)	7,919	8,138
Wells Fargo Mortgage-Backed Securities Trust
6.125% due 07/25/2031	16	16
6.568% due 10/25/2031 (a)	4,177	4,199
6.022% due 01/25/2032	1,344	1,346

		397,617

Fannie Mae 2.1%
3.620% due 02/01/2018 (a)	62	63
3.630% due 05/01/2021-04/01/2029 (a)(d)	1,083	1,107
3.680% due 01/01/2029 (a)	86	88
4.090% due 05/01/2036 (a)	49,456	50,589
4.230% due 11/01/2025 (a)	95	96
4.390% due 05/01/2036 (a)	659	675
4.490% due 08/01/2029 (a)	8,533	8,882
5.450% due 01/01/2032 (a)	7,061	7,313
6.000% due 01/01/2004	39	39
6.100% due 07/01/2029 (a)	1,964	2,050
6.500% due 12/01/2003	271	272
7.000% due 06/01/2003-03/01/2013 (d)	950	976

		72,150

Federal Housing Administration 0.0%
7.435% due 02/01/2019	352	377

Freddie Mac 0.6%
1.680% due 06/15/2031 (a)	4,191	4,181
6.500% due 08/01/2032	16,834	17,567

		21,748

Government National Mortgage Association 2.5%
4.000% due 08/20/2029-09/20/2029 (a)(d)	20,910	21,484
4.250% due 06/20/2029-05/20/2030 (a)(d)	16,693	17,022
4.500% due 04/20/2030 (a)	8,037	8,217
5.000% due 02/20/2032 (a)	7,128	7,282
5.250% due 03/20/2029-03/20/2030 (a)(d)	7,757	7,906
5.375% due 02/20/2024-06/20/2027 (a)(d)	10,445	10,693
5.630% due 11/20/2026-10/20/2027 (a)(d)	5,879	6,026
5.750% due 09/20/2023-09/20/2027 (a)(d)	3,462	3,559
8.000% due 07/15/2030-05/15/2032 (d)	2,497	2,708
8.500% due 06/20/2027	1,364	1,481

		86,378

Stripped Mortgage-Backed Securities 0.0%
Fannie Mae (IO)
6.500% due 10/25/2023	429	44
Freddie Mac (IO)
6.500% due 11/15/2007	1,283	56

		100

Total Mortgage-Backed Securities (Cost $576,199)		578,370

ASSET-BACKED SECURITIES 5.4%
Advanta Revolving Home Equity Loan Trust
1.675% due 01/25/2024 (a)	83	83
American Residential Eagle Trust
1.645% due 07/25/2029 (a)	357	358
Amortizing Residential Collateral Trust
1.595% due 07/25/2032 (a)	840	839
Bayview Financial Acquisition Trust
1.685% due 02/25/2030 (a)	862	863
1.695% due 07/25/2030 (a)	1,220	1,221
Bear Stearns Asset-Backed Securities, Inc.
1.460% due 06/15/2016 (a)	5,744	5,748
1.635% due 10/25/2032 (a)	11,197	11,215
Brazos Student Loan Finance Co.
2.040% due 06/01/2023 (a)	14,390	14,552
Capital Asset Research Funding LP
6.400% due 12/15/2004	839	854
5.905% due 12/15/2005	180	179
Chase Funding Loan Acquisition Trust
1.545% due 07/25/2030 (a)	7,601	7,583
CIT Group Home Equity Loan Trust
1.575% due 06/25/2033 (a)	1,076	1,077
Conseco Finance Corp.
7.350% due 10/15/2030	1,038	1,061
Countrywide Home Equity Loan Trust
1.520% due 08/15/2025 (a)	397	395
CS First Boston Mortgage Securities Corp.
1.540% due 12/15/2030 (a)	1,819	1,821
1.645% due 02/25/2032 (a)	7,035	7,045
Delta Funding Home Equity Loan Trust
1.690% due 09/15/2029 (a)	509	510
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.655% due 09/25/2032 (a)	23,118	23,118
Fremont Home Loan Trust
1.650% due 02/25/2033 (a)	8,760	8,760
GMAC Mortgage Corp. Loan Trust
1.590% due 06/18/2027 (a)	651	650
Green Tree Home Improvement Loan Trust
1.450% due 08/15/2029 (a)	1,098	1,098
Household Mortgage Loan Trust
1.583% due 05/20/2032 (a)	2,030	2,034
Irwin Home Equity Loan Trust
1.595% due 06/25/2029 (a)	1,311	1,310
1.575% due 07/25/2032 (a)	5,967	5,962
Long Beach Mortgage Loan Trust
1.585% due 11/25/2009 (a)	8,382	8,369
1.655% due 03/25/2032 (a)	16,855	16,865
MLCC Mortgage Investors, Inc.
1.660% due 03/15/2025 (a)	2,483	2,486
Morgan Stanley ABS Capital, Inc.
1.605% due 08/25/2030 (a)	2,762	2,755
Morgan Stanley Dean Witter Capital I
1.706% due 07/25/2030 (a)	3,225	3,228
1.655% due 10/26/2031 (a)	9,757	9,763
1.605% due 09/25/2032 (a)	8,390	8,382
New York City Tax Lien
5.590% due 09/10/2014	2,116	2,138
North Carolina State Education Authority
1.500% due 06/01/2009 (a)	4,369	4,371
Premier Auto Trust
6.430% due 03/08/2004	210	211
Regions Auto Receivables Trust
1.940% due 11/15/2004	14,500	14,545

34	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)		Value (000s)

Residential Asset Securities Corp.
1.425% due 05/25/2017 (a)		$5,053	$5,055
Salomon Brothers Mortgage Securities VII, Inc.
1.655% due 07/25/2029 (a)		99	98
1.700% due 11/15/2029 (a)		140	140
1.860% due 12/15/2029 (a)		2,000	2,002
1.645% due 12/25/2029 (a)		1,857	1,851
Specialty Underwriting & Residential Finance
1.645% due 01/25/2034 (a)		7,100	7,097
SVO Timeshare Mortgage Corp.
5.470% due 12/20/2006		892	934
WFS Financial Owner Trust
6.420% due 07/20/2004		59	59
7.750% due 11/20/2004		483	487

Total Asset-Backed Securities (Cost $188,782)			189,172

SOVEREIGN ISSUES 1.2%
Republic of Brazil
2.562% due 04/15/2006 (a)		36,411	33,273
11.500% due 03/12/2008		2,600	2,398
2.625% due 04/15/2009 (a)		5,888	4,652
8.000% due 04/15/2014		493	390

Total Sovereign Issues (Cost $39,668)			40,713

FOREIGN CURRENCY-DENOMINATED ISSUES (i)(j) 0.1%
France Telecom S.A.
1.013% due 07/16/2003 (a)	JY	200,000	1,674

Total Foreign Currency-Denominated Issues (Cost $1,653)			1,674

PURCHASED PUT OPTIONS 0.0%
Eurodollar June Futures (CME)
Strike @ 98.125 Exp. 06/16/2003		$1,500,000	9

Total Purchased Put Options (Cost $14)			9

CONVERTIBLE BONDS & NOTES 0.1%
Industrials 0.1%
Clear Channel Communications, Inc.
2.625% due 04/01/2003		5,000	5,006

Total Convertible Bonds & Notes (Cost $5,000)			5,006

SHORT-TERM INSTRUMENTS 41.3%
Commercial Paper 39.9%
Alcon Capital Corp.
1.250% due 04/17/2003		10,000	9,994
AT&T Corp.
3.120% due 04/18/2003		800	800
3.605% due 04/18/2003		67,500	67,520
CDC Commercial Corp.
1.230% due 05/22/2003		100,000	99,826
Danske Corp.
1.280% due 04/08/2003		6,000	5,999
1.250% due 04/24/2003		40,650	40,618
Fannie Mae
1.190% due 06/04/2003		73,050	72,889
1.190% due 06/10/2003		84,800	84,597
1.240% due 06/25/2003		200,000	199,426
1.230% due 07/02/2003		100,000	99,690
Federal Home Loan Bank
1.179% due 04/21/2003		187,000	186,878
1.270% due 05/21/2003		63,000	62,889
1.305% due 05/23/2003		50,000	49,906
Freddie Mac
1.230% due 05/15/2003		55,000	54,917
1.200% due 06/12/2003		40,000	39,902
GlaxoSmithKline Finance PLC
1.250% due 04/02/2003		18,000	17,999
HBOS Treasury Services PLC
1.300% due 04/11/2003		20,000	19,993
1.260% due 05/02/2003		20,000	19,978
Nestle Capital Corp.
1.245% due 06/11/2003		50,000	49,879
Rabobank Nederland NV
1.230% due 04/01/2003		34,000	34,000
UBS Finance, Inc.
1.180% due 04/10/2003		70,000	69,979
1.240% due 04/14/2003		99,000	98,956

			1,386,635

Repurchase Agreement 0.6%
State Street Bank
1.050% due 04/01/2003		20,979	20,979

(Dated 03/31/2003. Collateralized by Federal Home Loan Bank 1.600% due 12/17/2003 valued at $21,403. Repurchase proceeds are $20,980)

U.S. Treasury Bills 0.8%
1.142% due 05/08/2003-05/15/2003(c)(d)		29,695	29,656

Total Short-Term Instruments (Cost $1,437,226)			1,437,270

Total Investments 99.5% (Cost $3,452,028)			$3,457,794
Written Options (f) (0.3%) (Premiums $12,486)			(9,152)
Other Assets and Liabilities (Net) 0.8%			28,497

Net Assets 100.0%			$3,477,139

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as ofMarch 31, 2003.

(b)	Security is in default.

(c)	Securities with an aggregate market value of $25,289 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor Written Put Options
Strike @ 97.250 (03/2004)—Short	4,895	$1,790
Euribor Purchased Put Options
Strike @ 95.000 (03/2004)—Long	2,981	(39)
Euribor Written Put Options
Strike @ 97.5000 (03/2004)—Short	2,181	274
Euribor Purchased Put Options
Strike @ 95.125 (03/2004)—Short	3,979	(54)
Eurodollar June Futures(06/2004)—Long	211	38
U. S. Treasury 10 Year Note(06/2003)—Long	515	(115)

		$1,894

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e)	Principal amount of security is adjusted for inflation.

(f)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Put—OTC 7 Year Interest Rate Swap Strike @ 7.000%* Exp. 01/07/2005	$55,570	$1,225	$543
Call—OTC Norfolk Southern Corp. 7.050% due 05/01/2037 Strike @ 100.000 Exp. 05/01/2004	20,975	0	1,038
Call—OTC 7 Year Interest Rate Swap Strike @ 5.000%** Exp. 01/07/2005	55,570	1,089	2,670

Type	# of Contracts	Premium	Value

Put—CME Eurodollar March Futures Strike @ 97.000 Exp. 03/15/2004	2,650	1,697	646
Call—CME Eurodollar June Futures Strike @ 98.750 Exp. 06/16/2003	926	298	370
Put—CME Eurodollar June Futures Strike @ 96.750 Exp. 06/16/2003	1,900	1,888	12
Call—CME Eurodollar June Futures Strike @ 98.500 Exp. 06/14/2004	1,262	755	954
Put—CME Eurodollar June Futures Strike @ 97.000 Exp. 06/14/2004	4,396	4,922	2,583
Put—CME Eurodollar June Futures Strike @ 97.250 Exp. 06/14/2004	463	612	336

		$12,486	$9,152

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(g)	Short sales open at March 31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note	5.500	05/15/2009	$26,500	$30,008	$29,670
U.S. Treasury Note	4.875	02/15/2012	22,000	23,893	24,280

				$53,901	$53,950

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	35

Schedule of Investments (Cont.)

Short-Term Fund

March 31, 2003

(h)	Swap agreements outstanding at March 31, 2003:

Type		Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive a fixed amount equal to EC73 and pay floating rate based on 3-months EC—LIBOR with 3.250% interest rate cap.
Counterparty: Citibank N.A., London Exp. 06/19/2003	EC	(200,000)	$71
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 7.750%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/15/2005		$5,000	(582)
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co. Exp. 06/18/2008		7,900	(217)
Receive floating rate based on 3-month LIBOR plus 1.150% and pay a fixed rate equal to 7.050%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/01/2004		20,975	(1,027)
Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 8.250% due 09/19/2027.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003		700	0
Receive a fixed rate equal to 0.430% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.
Counterparty: Lehman Brothers, Inc. Exp. 07/11/2003		5,000	(12)
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/16/2003		510	1
Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.
Counterparty: Lehman Brothers, Inc. Exp. 09/10/2003		13,300	13
Receive a fixed rate equal to 2.700% and the Fund will pay to the counterparty at par in the event of default of El Paso Corp. 7.000% due 05/15/2011.
Counterparty: Credit Suisse First Boston Exp. 04/30/2005		5,000	(1,135)
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merill Lynch & Co., Inc. Exp. 01/22/2005		1,400	6
Receive a fixed rate equal to 1.100% and the Fund will pay to the counterparty at par in the event of default of Republic of South Africa 9.125% due 05/19/2009.
Counterparty: J.P.Morgan Chase & Co. Exp. 07/28/2003		9,600	22
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/27/2005		11,500	62
Receive a fixed rate equal to 1.450% and the Fund will pay to the counterparty at par in the event of default of Republic of Bulgaria 2.813% due 07/28/2011.
Counterparty: Goldman Sachs & Co. Exp. 04/15/2004		19,300	121
Pay a fixed rate equal to 0.880% and the Fund will receive from the counterparty at par in the event of default of Republic of Bulgaria 2.813% due 07/28/2011.
Counterparty: Goldman Sachs & Co. Exp. 04/15/2003		19,300	(5)
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 04/15/2003		9,050	1
Receive a fixed rate equal to 0.950% and the Fund will pay to the counterparty at par in the event of default of Republic of South Africa 9.125% due 05/19/2009.
Counterparty: Goldman Sachs & Co. Exp. 04/15/2003		6,250	2
Receive a fixed rate equal to 0.600% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 02/14/2004		7,500	9
Receive a fixed rate equal to 0.410% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.
Counterparty: Goldman Sachs & Co. Exp. 06/07/2004		21,100	8
Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.
Counterparty: Goldman Sachs & Co. Exp. 06/07/2004		17,000	4
Receive a fixed rate equal to 0.360% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.
Counterparty: ABN AMRO Bank, N.V. Exp. 07/11/2003		16,150	3
Receive a fixed rate equal to 1.310% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/29/2005		5,000	28
Receive a fixed rate equal to 16.500% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2006.
Counterparty: Merill Lynch & Co., Inc. Exp. 01/16/2005		925	92
Receive a fixed rate equal to 1.400% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003		1,000	1

			$(2,534)

(i)	Principal amount denoted in indicated currency:

EC—Euro

JY—Japanese Yen

(j)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Buy	EC	4,300	04/2003	$5	$0	$5
Sell		8,019	04/2003	30	(107)	(77)
Sell	JY	199,108	04/2003	11	0	11

				$46	$(107)	$(61)

36	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Schedule of Investments

StocksPLUS Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 16.8%
Banking & Finance 13.4%
Atlas Reinsurance PLC
5.080% due 10/04/2004 (a)	$7,000	$7,000
Bear Stearns Cos., Inc.
1.940% due 05/24/2004 (a)	21,600	21,719
Beaver Valley Funding Corp.
8.250% due 06/01/2003	114	115
Capital One Bank
2.240% due 06/23/2003 (a)	5,400	5,383
CIT Group, Inc.
5.625% due 05/17/2004	1,900	1,965
7.125% due 10/15/2004	2,000	2,118
Ford Motor Credit Co.
2.060% due 04/17/2003 (a)	4,200	4,199
1.806% due 06/23/2003 (a)	2,100	2,096
6.700% due 07/16/2004	3,400	3,467
General Motors Acceptance Corp.
2.040% due 05/17/2004 (a)	5,800	5,742
Heller Financial, Inc.
1.609% due 04/28/2003 (a)	1,800	1,800
Household Finance Corp.
4.625% due 01/15/2008	3,600	3,735
Korea Development Bank
6.625% due 11/21/2003	2,500	2,565
MetLife, Inc.
3.911% due 05/15/2005	4,500	4,632
National Australia Bank Ltd.
1.965% due 05/19/2010 (a)	11,700	11,742
National Rural Utilities Cooperative Finance Corp.
2.830% due 04/26/2004 (a)	8,000	8,064
Popular North America, Inc.
3.025% due 10/15/2003 (a)	4,700	4,725
Studio Re Ltd.
6.500% due 07/07/2006 (a)	7,300	7,300
Trinom Ltd.
5.278% due 12/18/2004 (a)	1,200	1,210
Verizon Global Funding Corp.
5.750% due 04/01/2003	3,500	3,500

		103,077

Industrials 1.8%
Air Canada
1.975% due 07/31/2005 (a)	2,273	1,888
Enron Corp.
8.000% due 08/15/2005 (b)	1,100	289
R.J. Reynolds Tobacco Holdings, Inc.
7.375% due 05/15/2003	2,400	2,410
Walt Disney Co.
3.900% due 09/15/2003	4,700	4,744
Waste Management, Inc.
7.000% due 10/01/2004	1,000	1,056
Weyerhaeuser Co.
2.383% due 09/15/2003 (a)	3,200	3,201

		13,588

Utilities 1.6%
Georgia Power Co.
5.250% due 05/08/2003	3,800	3,815
Hydro-Quebec
1.312% due 09/29/2049 (a)	1,200	1,038
Niagara Mohawk Power Co.
7.375% due 07/01/2003	1,815	1,838
Sprint Capital Corp.
5.700% due 11/15/2003	3,800	3,876
7.900% due 03/15/2005	1,500	1,582

		12,149

Total Corporate Bonds & Notes (Cost $128,889)		128,814

MUNICIPAL BONDS & NOTES 0.5%
California 0.5%
Golden State Tobacco Securitization Corporate RevenueBonds, Series 2003
5.000% due 06/01/2021	3,700	3,690

Total Municipal Bonds & Notes (Cost $3,682)		3,690

U.S. TREASURY OBLIGATIONS 3.4%
Treasury Inflation Protected Securities (f)
3.625% due 01/15/2008 (c)	22,716	25,431
3.875% due 01/15/2009	443	505

Total U.S. Treasury Obligations (Cost $24,282)		25,936

MORTGAGE-BACKED SECURITIES 27.7%
Collateralized Mortgage Obligations 12.7%
Bank Mart
4.878% due 03/01/2019 (a)(d)	2,180	2,209
Bear Stearns Adjustable Rate Mortgage Trust
6.184% due 12/25/2031 (a)	2,985	3,029
6.299% due 01/25/2032 (a)	407	409
5.381% due 01/25/2033 (a)	4,577	4,705
5.235% due 03/25/2033 (a)	5,185	5,290
Citicorp Mortgage Securities, Inc.
5.500% due 09/25/2031	799	803
CS First Boston Mortgage Securities Corp.
2.310% due 11/25/2031 (a)	3,909	3,918
1.705% due 02/25/2032 (a)	3,598	3,564
2.081% due 03/25/2032 (a)	8,873	8,744
5.932% due 06/25/2032 (a)	1,462	1,495
6.169% due 06/25/2032 (a)	3,863	3,977
DLJ Acceptance Trust
7.100% due 10/17/2020 (a)	51	52
Fannie Mae
6.260% due 04/25/2020 (a)	15	15
6.000% due 12/25/2028	6,292	6,426
5.000% due 04/25/2033	11,500	11,881
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030	1,011	1,026
Freddie Mac
5.500% due 11/15/2024	5,649	5,670
5.850% due 10/15/2031	1,833	1,842
Fund America Investors Corp. II
7.184% due 06/25/2023 (a)	51	52
General Electric Capital Mortgage Services, Inc.
6.300% due 09/25/2023	101	101
6.250% due 12/25/2028	1,425	1,459
Government National Mortgage Association
1.683% due 09/20/2030 (a)	50	50
GSR Mortgage Loan Trust
6.000% due 07/25/2032	3,530	3,621
Housing Securities, Inc.
2.036% due 07/25/2032 (a)	151	151
PNC Mortgage Securities Corp.
7.480% due 10/25/2030 (a)	399	399
Resecuritization Mortgage Trust
1.602% due 04/26/2021 (a)	41	41
Residential Funding Mortgage Securities, Inc.
4.010% due 03/25/2018 (a)	586	585
Salomon Brothers Mortgage Securities VII, Inc.
6.151% due 12/25/2030 (a)	4,413	4,496
Structured Asset Mortgage Investments, Inc.
7.000% due 07/28/2028	644	646
9.200% due 06/25/2029 (a)	5,300	5,607
Structured Asset Securities Corp.
1.605% due 10/25/2027 (a)	3,469	3,338
1.785% due 03/25/2031 (a)	2,591	2,612
4.916% due 09/25/2036 (a)	227	232
Washington Mutual Mortgage Securities Corp.
6.010% due 04/25/2031 (a)	1,500	1,512
Washington Mutual, Inc.
6.500% due 10/19/2029	7,485	7,677

		97,634

Fannie Mae 11.5%
3.625% due 04/01/2018 (a)	80	81
4.100% due 07/01/2018 (a)	349	354
4.336% due 11/01/2027 (a)	146	149
4.413% due 11/01/2028 (a)	200	204
4.454% due 05/01/2022 (a)	67	68
4.464% due 04/01/2028 (a)	134	136
4.882% due 02/01/2027 (a)	20	20
5.000% due 05/19/2018	23,000	23,539
5.002% due 12/01/2023 (a)	12	12
5.602% due 08/01/2029 (a)	145	149
6.000% due 04/01/2016—04/21/2018 (e)	36,474	38,167
6.446% due 07/01/2028—11/01/2028 (a)(e)	321	327
6.500% due 09/01/2005—01/01/2033 (e)	5,054	5,260
7.000% due 02/01/2015—03/01/2015 (e)	8,779	9,376
7.500% due 09/01/2015—05/01/2016 (e)	7,424	7,963
8.000% due 03/01/2030—07/01/2031 (e)	1,960	2,122

		87,927

Freddie Mac 0.9%
4.322% due 12/01/2022 (a)	242	252
4.610% due 07/01/2019 (a)	1,550	1,605
4.619% due 06/01/2022 (a)	147	151
6.000% due 03/01/2016—09/01/2016 (e)	1,119	1,171
6.500% due 08/01/2032	3,748	3,912
8.500% due 04/01/2025—06/01/2025 (e)	44	47

		7,138

Government National Mortgage Association 2.6%
5.375% due 02/20/2026—02/20/2028 (a)(e)	5,372	5,503
5.625% due 11/20/2025—12/20/2027 (a)(e)	794	814
5.630% due 12/20/2022—10/20/2025 (a)(e)	1,337	1,372
5.750% due 07/20/2018—07/20/2027 (a)(e)	9,524	9,791
8.000% due 04/20/2030	1,950	2,096

		19,576

Stripped Mortgage-Backed Securities 0.0%
Fannie Mae (IO)
6.500% due 09/25/2008	35	4
6.500% due 03/25/2023	956	96
7.000% due 07/25/2021	65	1

		101

Total Mortgage-Backed Securities (Cost $210,866)		212,376

ASSET-BACKED SECURITIES 3.2%
ABSC Long Beach Home Equity Loan Trust
1.560% due 08/21/2030 (a)	1,164	1,164
AFC Home Equity Loan Trust
1.455% due 06/25/2028 (a)	2,686	2,672
Ameriquest Mortgage Securities, Inc.
1.615% due 05/25/2032 (a)	2,613	2,614
1.575% due 08/25/2032 (a)	5,157	5,151
Amresco Residential Securities Mortgage Loan Trust
1.495% due 07/25/2027 (a)	5	4

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	37

Schedule of Investments (Cont.)

StocksPLUS Fund

March 31, 2003

		Principal Amount (000s)	Value (000s)

Countrywide Asset-Backed Certificates
1.525% due 05/25/2029 (a)		$2,060	$2,059
Cross Country Master Credit Card Trust II
1.780% due 06/15/2006 (a)		5,355	5,366
Green Tree Financial Corp.
6.970% due 04/01/2031		1,973	2,001
Green Tree Home Improvement Loan Trust
1.500% due 11/15/2029 (a)		1,177	1,178
Novastar Home Equity Loan
1.580% due 04/25/2028 (a)		1,017	1,015
USAA Auto Loan Grantor Trust
6.100% due 02/15/2006		1,392	1,400

Total Asset-Backed Securities (Cost $24,645)			24,624

SOVEREIGN ISSUES 1.0%
Republic of Brazil
2.562% due 04/15/2006 (a)		7,980	7,292
2.625% due 04/15/2009 (a)		841	665

Total Sovereign Issues (Cost $8,385)			7,957

FOREIGN CURRENCY-DENOMINATED ISSUES (i)(j) 1.4%
Commonwealth of New Zealand
4.500% due 02/15/2016 (f)	N$	9,750	6,723
United Mexican States
7.000% due 06/02/2003	C$	6,000	4,086

Total Foreign Currency-Denominated Issues (Cost $10,700)			10,809

PURCHASED PUT OPTIONS 0.0%
PNC Mortgage Securities Corp. (OTC)
7.430% due 05/25/2040
Strike @ 100.000
Exp. 04/01/2005		$6,200	0

Total Purchased Put Options (Cost $0)			0

CONVERTIBLE BONDS & NOTES 0.1%
Banking & Finance 0.1%
Verizon Global Funding Corp.
0.000% due 05/15/2021		1,700	1,005

Total Convertible Bonds & Notes (Cost $922)			1,005

PREFERRED SECURITY 0.1%
		Shares
DG Funding Trust
3.650% due 12/29/2049 (a)		110	1,133

Total Preferred Security(Cost $1,103)			1,133

SHORT-TERM INSTRUMENTS 50.0%
		Principal Amount (000s)
Commercial Paper 45.9%
AT&T Corp.
3.720% due 04/18/2003		$14,900	14,904
Danske Corp.
1.240% due 04/25/2003		200	200
1.240% due 04/28/2003		31,000	30,971
Eksportfinans AS
1.270% due 04/02/2003		12,000	12,000
1.245% due 04/10/2003		18,000	17,994
Fannie Mae
1.180% due 04/16/2003		24,100	24,088
1.290% due 05/14/2003		14,000	13,978
1.290% due 05/21/2003		16,000	15,971
1.230% due 07/01/2003		20,000	19,939
Freddie Mac
1.250% due 04/10/2003		12,000	11,996
1.240% due 04/17/2003		3,000	2,998
1.190% due 04/23/2003		65,900	65,852
1.230% due 06/16/2003		21,000	20,946
HBOS Treasury Services PLC
1.260% due 05/06/2003		2,000	1,998
1.255% due 05/08/2003		16,500	16,479
1.250% due 05/19/2003		11,900	11,880
National Australia Funding, Inc.
1.250% due 04/02/2003		9,200	9,200
Rabobank Nederland NV
1.390% due 04/01/2003		37,000	37,000
Royal Bank of Scotland PLC
1.255% due 04/30/2003		4,500	4,495
UBS Finance, Inc.
1.315% due 04/04/2003		10,000	9,999
1.275% due 04/08/2003		3,600	3,599
1.180% due 04/10/2003		6,000	5,998

			352,485

Repurchase Agreement 1.8%
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Fannie Mae 4.100% due 03/30/2004 valued at $14,385. Repurchase Proceeds are $14,100.)		14,100	14,100

U.S. Treasury Bills 2.3%
1.134% due 05/08/2003-05/15/2003 (c)(e)		17,575	17,553

Total Short-Term Instruments (Cost $384,133)			384,138

Total Investments 104.2% (Cost $797,607)			$800,482
Written Options (g) (0.0%) (Premiums $354)			(243)
Other Assets and Liabilities (Net) (4.2%)			(32,117)

Net Assets 100.0%			$768,122

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Security is in default.

(c)	Securities with an aggregate market value of $27,546 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation/(Depreciation)

Euribor Purchased Put Options Strike @ 95.125 (06/2003)—Long	510	$(6)
Euribor Written Put Options Strike @ 97.000 (06/2003)—Short	524	328
Euribor Written Put Options Strike @ 97.500 (09/2003)—Short	504	197
Euribor March Futures (03/2004)—Long	6	(3)
Euribor June Futures (06/2003)—Long	40	84
Euribor September Futures (09/2003)—Long	111	126
Euribor December Futures (12/2003)—Long	145	40
United Kingdom 90 Day LIBOR Futures (03/2004)—Long	6	(3)
United Kingdom 90 Day LIBOR Futures (12/2003)—Long	6	(2)
S & P 500 Index (06/2003)—Long	909	(6,980)
Eurodollar March Futures (03/2004)—Long	102	94
Eurodollar March Futures (03/2005)—Long	8	(3)
Eurodollar June Futures (06/2004)—Long	7	1
Eurodollar September Futures (09/2004)—Long	9	(2)
Eurodollar December Futures (12/2004)—Long	17	(5)

		$(6,134)

(d)	Restricted security.

(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f)	Principal amount of security is adjusted for inflation.

(g)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Call—OTC 7 Year Interest Rate Swap Strike @ 3.500%** Exp. 12/17/2003	10,700	$109	$106
Put—OTC 7 Year Interest Rate Swap Strike @ 5.500%* Exp. 12/17/2003	10,700	137	72
Call—OTC 10 Year Interest Rate Swap Strike @ 4.000%** Exp. 08/01/2003	100	1	1

38	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Type	# of Contracts	Premium	Value

Call—CME S&P June Futures Strike @ 940.000 Exp. 06/20/2003	29	$105	$63
Call—CBOT U.S. Treasury Note June Futures Strike @ 116.000 Exp. 05/24/2003	1	1	1

		$353	$243

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.100%.	$45,081	$0
Counterparty: J.P. Morgan Chase & Co. Exp. 10/02/2003
Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.140%.	17,643	0
Counterparty: J.P. Morgan Chase & Co. Exp. 05/03/2003
Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.100%.	41,153	0
Counterparty: J.P. Morgan Chase & Co. Exp. 09/23/2003
Receive total return on S&P500 Index and pay floating rate based on 1-month LIBOR plus 0.040%.	500,000	0
Counterparty: Goldman Sachs & Co. Exp. 01/16/2004
Receive a fixed rate equal to 4.250% and the Fund will pay to the counterparty at par in the event of default of Dynegy Holdings, Inc. 8.125% due 03/15/2005.	5,500	(184)
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/31/2003
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.375% due 09/15/2016.	10,000	26
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/16/2003
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.	1,400	2
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/19/2004
Receive a fixed rate equal to 1.770% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.	5,000	23
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003
Receive a fixed rate equal to 0.340% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.	10,500	(1)
Counterparty: Citibank N.A., London Exp. 06/13/2003
Receive a fixed rate equal to 7.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.000% due 01/15/2007. Counterparty: Merrill Lynch & Co., Inc. Exp. 04/04/2003	5,000	4

		$(130)

(i)	Principal amount denoted in indicated currency:

C$—Canadian Dollar

EC—Euro

N$—New Zealand Dollar

(j)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	C$	6,032	04/2003	$0	$(43)	$(43)
Buy	EC	2,280	04/2003	88	0	88
Sell		4,550	04/2003	29	(2)	27
Buy	N$	1,400	05/2003	0	(2)	(2)
Sell		12,967	05/2003	0	(92)	(92)

				$117	$(139)	$(22)

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	39

Schedule of Investments

Total Return Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 19.9%
Banking & Finance 9.9%
ABN AMRO Bank NV Chicago
7.250% due 05/31/2005	$150	$166
Air 2 U.S. Equipment Trust
8.027% due 10/01/2019	20,710	10,466
Allstate Corp.
7.875% due 05/01/2005	400	447
6.750% due 05/15/2018	280	316
Allstate Life Funding LLC
1.652% due 07/26/2004 (a)	9,600	9,582
AMERCO
7.230% due 01/21/2027	1,250	1,003
7.135% due 10/15/2049	15,000	12,300
American Express Co.
3.750% due 11/20/2007	60	61
American Express Credit Corp.
7.450% due 08/10/2005 (a)	1,000	1,114
American Express Travel
5.625% due 01/22/2004	22,700	23,438
American General Finance
6.170% due 05/06/2003	3,200	3,214
8.125% due 03/15/2046	270	342
Aon Capital Trust A
8.205% due 01/01/2027	725	725
Aristar, Inc.
7.375% due 09/01/2004	20,000	21,572
Associates Corp. of North America
5.750% due 11/01/2003	5,425	5,566
5.800% due 04/20/2004	510	534
6.625% due 06/15/2005	4,830	5,277
Atlas Reinsurance PLC
4.080% due 04/04/2003 (a)	22,700	22,700
5.080% due 10/04/2004 (a)	3,000	3,000
Banco Nacional de Comercio Exterior
7.250% due 02/02/2004	30,050	31,392
Bank of America Corp.
9.200% due 05/15/2003	90	91
6.875% due 06/01/2003	100	101
6.500% due 08/15/2003	150	153
6.625% due 06/15/2004	40	43
6.125% due 07/15/2004	600	636
6.750% due 09/15/2005	200	222
5.250% due 02/01/2007	40	43
6.625% due 10/15/2007	100	114
6.375% due 02/15/2008	3,000	3,384
6.250% due 04/01/2008	100	112
7.800% due 02/15/2010	300	364
6.250% due 04/15/2012	150	169
4.875% due 09/15/2012	2,000	2,053
8.570% due 11/15/2024	125	164
Bank One Corp.
1.525% due 09/26/2003 (a)	700	701
1.620% due 05/07/2004 (a)	8,200	8,224
7.000% due 07/15/2005	100	110
6.500% due 02/01/2006	960	1,068
5.900% due 11/15/2011	550	603
Bank One Texas NA
6.250% due 02/15/2008	100	113
Bear Stearns Cos., Inc.
6.750% due 04/15/2003	105	105
1.670% due 05/06/2003 (a)	27,224	27,236
1.551% due 07/22/2003 (a)	25,500	25,498
6.700% due 08/01/2003	100	102
1.630% due 12/01/2003 (a)	127,900	128,098
6.625% due 01/15/2004	200	208
6.150% due 03/02/2004 (a)	300	313
8.750% due 03/15/2004	75	80
1.940% due 05/24/2004 (a)	29,300	29,461
1.758% due 06/01/2004 (a)	12,665	12,717
1.560% due 09/16/2005 (a)	16,000	15,946
Beaver Valley Funding Corp.
8.250% due 06/01/2003	39	39
Boeing Capital Corp.
1.380% due 04/17/2003 (a)	3,000	2,999
Caterpillar Financial Services Corp.
7.700% due 11/05/2003	600	623
Chase Manhanttan Corp.
5.750% due 04/15/2004 (a)	150	157
6.000% due 11/01/2005	50	54
6.125% due 11/01/2008	400	443
Cincinnati Financial Corp.
6.900% due 05/15/2028	55,360	58,665
CIT Group, Inc.
1.840% due 04/07/2003 (a)	19,277	19,277
5.625% due 10/15/2003	250	255
7.500% due 11/14/2003	35	36
2.838% due 03/01/2004 (a)	25,000	25,154
5.625% due 05/17/2004	21,650	22,389
2.660% due 07/30/2004 (a)	10,000	10,019
7.250% due 08/15/2005	90	97
7.625% due 08/16/2005	15	16
4.125% due 02/21/2006	24,700	24,748
7.375% due 04/02/2007	30,295	32,855
7.750% due 04/02/2012	27,900	31,267
CitiFinancial Credit Co.
7.750% due 03/01/2005	1,230	1,366
6.750% due 07/01/2007	450	513
Citigroup, Inc.
5.800% due 03/15/2004	200	208
6.750% due 12/01/2005	100	111
7.250% due 10/01/2010	680	807
6.000% due 02/21/2012	90	100
5.625% due 08/27/2012	10,000	10,743
Comerica Bank
7.250% due 06/15/2007	200	228
Compagnie Financiere de CIC—UE
2.720% due 06/29/2049 (a)	1,500	1,481
Countrywide Home Loans, Inc.
6.250% due 04/15/2009	600	660
Credit Asset Receivable LLC
6.274% due 10/31/2003	6,314	6,392
Credit Suisse First Boston USA, Inc.
4.625% due 01/15/2008	80,000	82,636
DaimlerChrysler Financial Services North America LLC
1.401% due 06/17/2003 (a)	1,200	1,199
1.401% due 06/18/2003 (a)	55,700	55,645
DBS Group Holdings Ltd.
7.875% due 08/10/2009	6,000	7,089
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	123,600	136,230
8.500% due 06/15/2010	23,300	27,387
8.750% due 06/15/2030	250,100	297,808
9.250% due 06/01/2032	3,300	4,289
Devon Financing Corp. ULC
7.875% due 09/30/2031	20,000	23,949
Duke Capital Corp.
7.250% due 10/01/2004	9,000	9,297
6.250% due 07/15/2005	325	331
EOP Operating L.P.
5.875% due 01/15/2013	100	104
Export-Import Bank Korea
6.500% due 11/15/2006	9,035	9,684
7.100% due 03/15/2007	31,900	35,051
Farmers Insurance
8.625% due 05/01/2024	275	211
Finova Group, Inc.
7.500% due 11/15/2009	27,255	9,744
First Chicago Corp.
4.250% due 07/28/2003 (a)	50	50
First National Bank Chicago
8.080% due 01/05/2018	250	308
First Security Corp.
5.875% due 11/01/2003	9,325	9,575
Ford Motor Credit Co.
2.060% due 04/17/2003 (a)	71,180	71,163
6.125% due 04/28/2003	34,530	34,567
1.608% due 06/02/2003 (a)	90,800	90,658
1.530% due 06/06/2003 (a)	7,500	7,464
1.560% due 06/20/2003 (a)	58,800	58,677
1.806% due 06/23/2003 (a)	216,811	216,450
6.625% due 06/30/2003	825	829
1.600% due 11/24/2003 (a)	47,000	46,320
7.500% due 06/15/2004	100	102
6.700% due 07/16/2004	26,300	26,819
8.250% due 02/23/2005	2,500	2,567
7.600% due 08/01/2005	5,000	5,100
6.375% due 12/15/2005	100	99
6.500% due 01/25/2007	220	212
7.200% due 06/15/2007	25	24
5.800% due 01/12/2009 (a)	655	587
7.375% due 10/28/2009	200	189
7.875% due 06/15/2010	1,795	1,719
7.375% due 02/01/2011	1,285	1,199
7.250% due 10/25/2011	119,250	109,610
FPL Group Capital, Inc.
7.625% due 09/15/2006	725	827
Gemstone Investors Ltd.
7.710% due 10/31/2004	115,650	107,570
General Electric Capital Corp.
6.800% due 11/01/2005	100	111
7.875% due 12/01/2006	30	35
8.500% due 07/24/2008	100	123
6.125% due 02/22/2011	81,000	89,104
5.875% due 02/15/2012	30	32
6.000% due 06/15/2012	2,850	3,113
5.450% due 01/15/2013	176,690	185,363
5.000% due 02/01/2013	58,875	60,326
6.900% due 09/15/2015	100	117
6.750% due 03/15/2032	5,040	5,696
General Motors Acceptance Corp.
7.125% due 05/01/2003	36,000	36,142
1.840% due 05/16/2003 (a)	105,575	105,540
1.283% due 07/20/2003 (a)	5,644	5,644
1.643% due 07/21/2003 (a)	48,400	48,317
1.680% due 08/04/2003 (a)	218,195	217,704
1.440% due 08/18/2003 (a)	154,423	153,937
5.550% due 09/15/2003	37,000	37,535
6.625% due 10/20/2003	2,000	2,046
1.648% due 11/07/2003 (a)	20,000	19,905
5.750% due 11/10/2003	1,100	1,122
2.088% due 01/20/2004 (a)	390,435	388,468
6.380% due 01/30/2004	4,000	4,129
2.250% due 03/22/2004 (a)	82,500	82,014
1.630% due 04/05/2004 (a)	98,747	97,536
2.050% due 05/10/2004 (a)	149,200	147,732
2.040% due 05/17/2004 (a)	80,400	79,593
1.590% due 05/28/2004 (a)	73,000	72,121
6.850% due 06/17/2004	1,200	1,253
1.798% due 07/20/2004 (a)	19,200	18,901
1.718% due 07/21/2004 (a)	35,300	34,714
1.740% due 07/30/2004 (a)	89,977	88,512
6.625% due 10/15/2005	100	105
6.650% due 11/17/2005	500	520
6.750% due 01/15/2006	565	589
6.125% due 02/01/2007	2,535	2,604
6.150% due 04/05/2007	150	154
6.125% due 01/22/2008	750	765
8.950% due 07/02/2009	7,435	8,189
7.750% due 01/19/2010	445	470
7.250% due 03/02/2011	1,000	1,012
6.875% due 09/15/2011	1,905	1,885
7.000% due 02/01/2012	2,000	1,998
6.875% due 08/28/2012	78,900	77,983

40	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

7.430% due 12/01/2021	$227	$243
8.000% due 11/01/2031	60,625	59,191
General Motors Nova Scotia Finance
6.850% due 10/15/2008	19,240	19,981
Goldman Sachs Group, Inc.
4.125% due 01/15/2008	71,260	73,245
6.600% due 01/15/2012	5,000	5,594
5.700% due 09/01/2012	11,090	11,714
5.250% due 04/01/2013	37,990	38,619
Goldman Sachs Group, L.P.
6.625% due 12/01/2004	275	295
2.050% due 02/09/2009 (a)	10,000	10,026
6.500% due 02/25/2009	140	157
Hartford Life, Inc.
6.900% due 06/15/2004	600	636
Heller Financial, Inc.
1.579% due 04/28/2003 (a)	26,000	26,006
1.609% due 04/28/2003 (a)	73,100	73,118
8.000% due 06/15/2005	700	787
Hertz Corp.
7.000% due 07/15/2003	13,300	13,427
Hitachi Credit America
1.650% due 10/15/2003 (a)	11,500	11,510
Household Capital Trust III
1.640% due 06/26/2004 (a)	27,925	27,693
Household Finance Corp.
1.550% due 06/24/2003 (a)	35,700	35,703
1.690% due 05/28/2004 (a)	170,700	170,063
8.000% due 08/01/2004	225	242
6.500% due 01/24/2006	65	71
7.200% due 07/15/2006	450	504
5.875% due 02/01/2009	70	76
8.000% due 07/15/2010	150	178
6.375% due 11/27/2012	20,000	21,968
HSBC Capital Funding LP
9.547% due 12/31/2049 (a)	76,400	96,149
10.176% due 12/31/2049 (a)	66,160	93,735
HYDI 100
8.750% due 11/15/2007	25,000	25,355
IMEXA Export Trust
10.625% due 05/31/2005	2,460	1,427
J.P. Morgan Chase & Co.
6.700% due 11/01/2007	30	34
6.750% due 02/01/2011	375	416
6.698% due 02/15/2012 (a)	600	621
5.750% due 01/02/2013	90,000	94,467
Jenkins-Empire Associates
6.840% due 08/01/2008	1,929	2,056
John Deere Capital Corp.
6.000% due 02/15/2009	680	748
John Hancock
7.375% due 02/15/2024	360	393
KBC Bank Fund Trust III
9.860% due 11/02/2049 (a)	5,700	7,066
Key Bank USA NA
7.550% due 09/15/2006	350	400
Korea Development Bank
6.625% due 11/21/2003	2,090	2,144
7.125% due 04/22/2004 (a)	320	334
6.750% due 12/01/2005	55	59
7.250% due 05/15/2006	50	55
Landesbank Baden-Wuerttemberg AG
6.350% due 04/01/2012	60,000	68,254
LB Rheinland—PFALZ
6.875% due 02/23/2028	3,400	3,776
Lehman Brothers Holdings, Inc.
7.625% due 06/01/2006 (a)	350	400
8.250% due 06/15/2007	70	83
LG&E Capital Corp.
6.205% due 05/01/2004	1,000	1,037
6.460% due 01/15/2008 (a)	3,000	3,240
Liberty Mutual Insurance
8.200% due 05/04/2007	14,510	15,086
Lion Connecticut Holdings
6.375% due 08/15/2003	200	204
7.250% due 08/15/2023	50	55
Lloyds TSB Bank PLC
1.740% due 08/25/2010 (a)	3,000	3,006
MCN Investment Corp.
7.120% due 01/16/2004	3,750	3,827
Merrill Lynch & Co., Inc.
6.550% due 08/01/2004	2,400	2,556
7.150% due 09/15/2004	360	388
4.540% due 03/08/2005	40	42
7.375% due 05/15/2006	565	638
7.000% due 04/27/2008	100	115
Metropolitan Life Insurance Co.
6.300% due 11/01/2003	6,800	6,996
Monumental Global Funding II
1.540% due 09/26/2003 (a)	8,500	8,511
Morgan Stanley Dean Witter & Co.
6.750% due 04/15/2011	17,200	19,281
7.250% due 04/01/2032	10,000	11,487
Morgan Stanley Group, Inc.
6.375% due 12/15/2003	150	155
5.625% due 01/20/2004	1,200	1,241
6.875% due 03/01/2007	225	253
Morgan Stanley TRACERS
4.186% due 09/15/2011 (a)	171,296	195,330
6.515% due 03/15/2012 (a)	81,250	93,457
National Rural Utilities Cooperative Finance Corp.
6.250% due 04/15/2003	50,000	50,050
1.590% due 07/17/2003 (a)	15,000	14,988
2.830% due 04/26/2004 (a)	138,200	139,297
5.750% due 08/28/2009	1,890	2,040
7.250% due 03/01/2012	80,085	93,242
8.000% due 03/01/2032	70,850	88,080
National Westminster Bank PLC
9.375% due 11/15/2003	200	210
Newcourt Credit Group, Inc.
6.875% due 02/16/2005	7,500	7,905
Nordbanken AB
8.950% due 11/29/2049	28,000	33,889
Osprey Trust
8.310% due 01/15/2049	76,155	11,233
Pacific Life Insurance Co.
7.900% due 12/30/2023	8,000	9,206
Parker Retirement Savings Plan
6.340% due 07/15/2008	589	643
Pemex Finance Ltd.
6.125% due 11/15/2003	5,200	5,281
Pemex Project Funding Master Trust
2.890% due 01/07/2005 (a)	152,300	154,368
7.875% due 02/01/2009	3,770	4,161
8.000% due 11/15/2011	100,500	110,299
PNC Funding Corp.
7.000% due 09/01/2004 (a)	20,000	21,390
Popular North America, Inc.
6.625% due 01/15/2004	23,000	23,765
Popular, Inc.
6.375% due 09/15/2003	5,000	5,097
Premium Asset Trust
1.665% due 11/27/2004 (a)	48,900	49,062
1.680% due 10/06/2005 (a)	300	300
1.692% due 09/08/2007 (a)	34,900	34,900
Prime Property Funding II
7.000% due 08/15/2004	110	117
Prudential Funding Corp.
6.375% due 07/23/2006	100	109
6.625% due 04/01/2009	17,000	18,465
Qwest Capital Funding, Inc.
7.000% due 08/03/2009	15,500	11,857
7.250% due 02/15/2011	29,443	22,524
7.750% due 02/15/2031	12,500	8,812
Racers
2.000% due 04/01/2003 (a)	20,000	19,500
2.030% due 04/01/2003 (a)	20,000	19,506
5.560% due 04/28/2003 (a)	45,000	46,102
Reliance Group Holdings, Inc.
9.750% due 11/15/2003 (b)	10,000	350
9.000% due 11/15/2049 (b)	19,000	950
Residential Reinsurance Ltd.
6.415% due 06/01/2004 (a)	88,200	89,190
Rothmans Holdings
6.500% due 05/06/2003	16,890	16,966
Royal Bank of Scotland PLC
8.817% due 03/31/2049	45,400	50,762
9.118% due 03/31/2049	92,400	115,281
7.648% due 08/31/2049	195	231
Salomon Smith Barney Holdings, Inc.
1.713% due 01/22/2004 (a)	10,000	10,021
7.000% due 03/15/2004	100	105
1.680% due 05/04/2004 (a)	13,820	13,855
Sears Roebuck Acceptance Corp.
6.750% due 09/15/2005	3,200	3,346
Societe Generale Real Estate LLC
7.640% due 12/29/2049 (a)	23,000	25,698
Spieker Properties, Inc.
6.800% due 05/01/2004	1,100	1,152
Studio Re Ltd.
6.500% due 07/07/2006 (a)	15,600	15,600
Sun Life of Canada (U.S.)
8.526% due 05/29/2049	250	274
Targeted Return Index Securities Trust
3.489% due 01/15/2012 (a)	18,265	20,291
Transamerica Finance Corp.
7.500% due 03/15/2004	270	284
Travelers Property Casualty Corp.
6.375% due 03/15/2033	8,400	8,333
Trinom Ltd.
5.278% due 12/18/2004 (a)	48,700	49,112
U.S. Bancorp
6.500% due 06/15/2004	600	635
Verizon Global Funding Corp.
5.750% due 04/01/2003	20,600	20,600
6.750% due 12/01/2005	16,135	17,902
7.600% due 03/15/2007	4,000	4,568
6.125% due 06/15/2007	12,520	13,875
7.250% due 12/01/2010	300	349
7.375% due 09/01/2012	50	59
7.750% due 12/01/2030	655	791
Verizon Wireless Capital LLC
1.658% due 12/17/2003 (a)	16,000	15,989
Wachovia Corp.
6.375% due 04/15/2003	200	200
4.950% due 11/01/2006	28,300	30,439
Wells Fargo & Co.
6.625% due 07/15/2004	6,500	6,925
7.250% due 08/24/2005	400	450
6.450% due 02/01/2011	375	430
Wells Fargo Financial, Inc.
6.000% due 02/01/2004	50	52
Wilmington Trust (Tucson)
10.732% due 01/01/2013 (c)	155	155

		7,147,189

Industrials 4.4%
Air Products & Chemicals, Inc.
6.250% due 06/15/2003	2,500	2,525
Akzo Nobel, Inc.
6.000% due 11/15/2003	32,000	32,938
Albertson’s, Inc.
6.550% due 08/01/2004	240	252
7.500% due 02/15/2011	80	93
7.450% due 08/01/2029	20	22
8.000% due 05/01/2031	37,300	43,850

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	41

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

Alcoa, Inc.
6.000% due 01/15/2012	$800	$871
Allied Waste North America, Inc.
7.375% due 01/01/2004	20,425	20,833
9.250% due 09/01/2012	11,000	11,756
Altria Group, Inc.
7.750% due 01/15/2027	28,000	27,788
Amerada Hess Corp.
7.875% due 10/01/2029	23,760	26,734
7.300% due 08/15/2031	19,800	21,048
America West Airlines, Inc.
6.870% due 01/02/2017 (a)	1,717	1,326
American Airlines, Inc.
9.850% due 06/15/2008	1,772	368
10.210% due 01/01/2010	12,500	6,221
10.610% due 03/04/2011	1,895	294
6.978% due 04/01/2011	35,036	30,506
7.858% due 10/01/2011	1,900	1,668
9.780% due 11/26/2011	357	127
10.190% due 05/26/2016	3,661	1,273
Amoco Corp.
6.250% due 10/15/2004 (a)	1,000	1,070
Anadarko Petroleum Corp.
5.375% due 03/01/2007	2,250	2,430
Anheuser-Busch Cos., Inc.
6.750% due 08/01/2003	600	611
6.000% due 04/15/2011	95	106
AOL Time Warner, Inc.
6.125% due 04/15/2006	300	314
6.150% due 05/01/2007	290	308
6.875% due 05/01/2012	75,300	80,382
7.625% due 04/15/2031	40,450	43,078
7.700% due 05/01/2032	151,670	163,024
Baxter International, Inc.
9.500% due 06/15/2008	200	240
Boeing Co.
6.350% due 06/15/2003	750	757
6.625% due 02/15/2038	335	330
Bristol-Myers Squibb Co.
5.750% due 10/01/2011	750	806
Campbell Soup Co.
4.750% due 10/01/2003 (a)	700	712
Canadian National Railway Co.
6.450% due 07/15/2006	550	605
6.375% due 10/15/2011	65	73
Canwest Media, Inc.
10.625% due 05/15/2011	3,000	3,319
Cemex S.A. de CV
8.625% due 07/18/2003	48,050	48,907
Coastal Corp.
1.950% due 07/21/2003 (a)	37,700	36,229
6.200% due 05/15/2004	3,000	2,850
6.500% due 05/15/2006	810	709
7.500% due 08/15/2006	9,075	8,031
6.375% due 02/01/2009	9,000	7,200
7.750% due 06/15/2010	15,500	12,710
9.625% due 05/15/2012	9,000	7,830
6.700% due 02/15/2027	400	332
7.420% due 02/15/2037	9,000	6,435
Coca-Cola Enterprises, Inc.
6.000% due 07/15/2003 (a)	250	253
4.000% due 06/01/2005	65	68
5.750% due 11/01/2008	100	112
Colgate-Palmolive Co.
6.000% due 08/15/2003	45	46
Comcast Cable Communications, Inc.
6.375% due 01/30/2006	3,540	3,792
8.375% due 05/01/2007	145	165
6.750% due 01/30/2011	18,580	20,072
Comcast Corp.
6.500% due 01/15/2015	10,000	10,553
ConAgra Foods, Inc.
2.017% due 09/10/2003 (a)	62,100	62,175
Conoco, Inc.
6.950% due 04/15/2029	25	28
Continental Airlines, Inc.
6.410% due 04/15/2007	296	166
6.954% due 08/02/2009	10,829	5,757
7.056% due 09/15/2009	40,409	33,507
7.487% due 10/02/2010	1,215	994
7.730% due 03/15/2011	2,171	876
6.503% due 06/15/2011	9,220	7,597
6.900% due 01/02/2018	1,358	1,100
6.820% due 05/01/2018	6,333	5,025
7.256% due 03/15/2020	25,467	20,869
7.707% due 04/02/2021	3,684	3,017
Continental Cablevision
8.875% due 09/15/2005	500	563
Cox Enterprises, Inc.
2.250% due 05/01/2033 (a)	7,600	7,591
CSC Holdings, Inc.
8.125% due 07/15/2009	3,000	3,082
7.625% due 04/01/2011	7,000	7,052
CSX Corp.
7.450% due 05/01/2007	150	172
6.250% due 10/15/2008	150	167
DaimlerChrysler North America Holding Corp.
7.750% due 05/27/2003	48,000	48,453
1.850% due 08/01/2003 (a)	36,600	36,600
1.570% due 08/21/2003 (a)	41,000	40,957
1.850% due 08/02/2004 (a)	3,400	3,386
1.660% due 08/16/2004 (a)	56,100	55,728
6.900% due 09/01/2004	30	32
4.750% due 01/15/2008	14,030	14,242
7.300% due 01/15/2012	700	783
Delta Air Lines Equipment Trust
9.550% due 01/02/2008 (c)	7,773	3,873
10.430% due 01/02/2011	3,755	1,971
10.140% due 08/14/2012	1,000	515
10.000% due 06/05/2013	10,828	5,576
10.060% due 01/02/2016	6,500	3,347
Delta Air Lines, Inc.
10.570% due 01/02/2007 (c)	11,640	5,801
7.379% due 05/18/2010	8,208	7,676
7.570% due 11/18/2010	41,250	38,994
7.111% due 03/18/2013	60,000	55,928
9.200% due 09/23/2014	6,000	2,835
10.000% due 12/05/2014	5,000	2,575
10.500% due 04/30/2016	27,950	13,480
Devon Energy Corp.
7.950% due 04/15/2032	10,000	12,101
Dex Media East LLC
9.875% due 11/15/2009	4,000	4,530
Dow Chemical Co.
6.000% due 10/01/2012	18,900	19,249
7.375% due 11/01/2029	18,100	18,834
Duke Energy Field Services LLC
7.500% due 08/16/2005	6,600	7,088
Duty Free International, Inc.
7.000% due 01/15/2004	175	84
Eastman Chemical Co.
6.375% due 01/15/2004	11,250	11,651
Eastman Kodak Co.
7.250% due 06/15/2005	275	298
Eli Lilly & Co.
5.500% due 07/15/2006	110	120
Enron Corp.
8.000% due 08/15/2005 (b)	3,200	840
Enterprise Products Partners LP
7.500% due 02/01/2011	35	39
Equistar Chemicals LP
10.125% due 09/01/2008	5,000	4,850
Federal Express Corp.
6.845% due 01/15/2019 (a)	770	816
Federal Paper Board Co.
8.875% due 07/01/2012	10,100	12,783
FMC Corp.
6.375% due 09/01/2003	4,000	4,051
Ford Capital BV
9.500% due 06/01/2010	200	203
Ford Motor Co.
7.250% due 10/01/2008	800	767
6.500% due 08/01/2018	50	39
7.450% due 07/16/2031	14,005	10,746
Fortune Brands, Inc.
8.500% due 10/01/2003	500	518
Fred Meyer, Inc.
7.375% due 03/01/2005	38,100	41,190
7.450% due 03/01/2008	100	114
General Motors Corp.
6.250% due 05/01/2005	300	310
Georgia-Pacific Corp.
8.875% due 05/15/2031	6,000	5,130
Gillette Co.
6.250% due 08/15/2003 (a)	750	764
5.750% due 10/15/2005	1,500	1,632
Harrahs Operating Co., Inc.
7.875% due 12/15/2005	9,000	9,652
HCA, Inc.
8.130% due 08/04/2003	7,300	7,421
6.910% due 06/15/2005 (a)	9,500	10,063
6.730% due 07/15/2045	32,560	32,784
Hershey Foods Corp.
7.200% due 08/15/2027	30	36
HMH Properties, Inc.
7.875% due 08/01/2005	1,185	1,167
8.450% due 12/01/2008	6,000	5,820
HNA Holdings, Inc.
6.125% due 02/01/2004	200	207
Honeywell International, Inc.
6.200% due 02/01/2008	500	552
6.125% due 11/01/2011	650	722
Host Marriott LP
9.250% due 10/01/2007	249	249
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	28,860	29,171
International Game Technology
7.875% due 05/15/2004	14,500	15,280
International Paper Co.
1.910% due 06/20/2004 (a)	25,823	25,515
6.750% due 09/01/2011	5,000	5,615
5.850% due 10/30/2012	7,600	8,030
6.875% due 04/15/2029	8,400	8,975
Kerr-McGee Corp.
2.040% due 06/28/2004 (a)	42,550	42,555
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012	6,000	6,890
7.300% due 08/15/2033	27,200	30,084
Kraft Foods, Inc.
4.625% due 11/01/2006	25	26
Kroger Co.
6.750% due 04/15/2012	830	922
6.200% due 06/15/2012	19,200	20,595
7.500% due 04/01/2031	1,600	1,795
Lowe’s Cos., Inc.
8.250% due 06/01/2010	356	441
Lyondell Chemical Co.
9.625% due 05/01/2007	1,500	1,507
9.875% due 05/01/2007	7,000	7,035
9.500% due 12/15/2008	42,500	41,437
Macmillan Bloedel Ltd.
7.700% due 02/15/2026	2,400	2,588
Mandalay Resort Group
6.750% due 07/15/2003	4,500	4,545

42	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

9.375% due 02/15/2010	$700	$737
Marathon Oil Corp.
6.800% due 03/15/2032	10,000	10,369
Martin Marietta Corp.
6.500% due 04/15/2003	50	50
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (c)	1,432	1,628
McDonald’s Corp.
6.500% due 08/01/2007	600	676
Noble Affiliates, Inc.
8.950% due 12/15/2004	11,500	12,084
Norfolk Southern Corp.
7.875% due 02/15/2004	50	53
2.040% due 02/28/2005 (a)	500	503
Northern National Gas Co.
6.875% due 05/01/2005	8,250	8,992
Northrop Grumman Corp.
7.875% due 03/01/2026	10,000	12,211
7.750% due 02/15/2031	5,000	6,148
Northwest Airlines, Inc.
8.970% due 01/02/2015 (a)	1,398	684
PanAmSat Corp.
8.500% due 02/01/2012	6,000	6,210
Park Place Entertainment Corp.
7.950% due 08/01/2003	18,500	18,824
Pemex Project Funding Master Trust
7.375% due 12/15/2014	33,090	34,041
8.625% due 02/01/2022	58,900	62,287
Petroleos Mexicanos
8.850% due 09/15/2007	1,800	2,088
9.375% due 12/02/2008	51,650	60,172
9.250% due 03/30/2018	2,000	2,245
9.500% due 09/15/2027	31,000	35,960
Pharmacia Corp.
5.750% due 12/01/2005	575	628
Philip Morris Cos., Inc.
8.250% due 10/15/2003	1,000	1,021
6.800% due 12/01/2003	76,050	77,228
7.000% due 07/15/2005	15,125	15,603
6.950% due 06/01/2006	9,540	9,948
7.200% due 02/01/2007	37,000	38,239
Qwest Corp.
7.625% due 06/09/2003	30,400	30,552
5.650% due 11/01/2004	6,610	6,379
7.200% due 11/01/2004	8,500	8,500
5.625% due 11/15/2008	5,000	4,575
8.875% due 03/15/2012	114,025	122,007
7.500% due 06/15/2023	25,000	22,125
7.250% due 09/15/2025	16,850	14,828
7.200% due 11/10/2026	2,150	1,870
8.875% due 06/01/2031	7,223	7,187
6.875% due 09/15/2033	22,950	19,507
7.250% due 10/15/2035	5,000	4,325
RH Donnelley Finance Corp.
8.875% due 12/15/2010	2,500	2,769
Safeway, Inc.
6.850% due 09/15/2004	250	265
7.250% due 02/01/2031	10,000	11,260
Sara Lee Corp.
6.300% due 11/07/2005	500	550
Scotia Pacific Co. LLC
7.710% due 01/20/2014	230	151
Sears Roebuck Acceptance Corp.
7.000% due 02/01/2011	630	655
6.500% due 12/01/2028	20	18
Singapore Telecommunications Ltd.
7.375% due 12/01/2031	12,500	13,859
SmithKline Beecham Corp.
7.375% due 04/15/2005	150	166
Sonat, Inc.
6.750% due 10/01/2007	2,000	1,670
7.625% due 07/15/2011	25,120	19,970
Southern National Gas Co.
7.350% due 02/15/2031	200	185
Southwestern Public Service Co.
5.125% due 11/01/2006	700	732
SR Wind Ltd.
6.600% due 05/18/2005 (a)	12,000	12,226
7.100% due 05/18/2005 (a)	13,000	13,245
Systems 2001 Asset Trust
7.156% due 12/15/2011	29,074	30,952
Target Corp.
6.350% due 01/15/2011	500	560
TCI Communications, Inc.
6.375% due 05/01/2003	8,280	8,311
8.650% due 09/15/2004	625	675
8.000% due 08/01/2005	450	491
Telus Corp.
8.000% due 06/01/2011	6,250	6,656
Tenet Healthcare Corp.
6.375% due 12/01/2011	0	0
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	13,400	11,189
TEPPCO Partners LP
6.125% due 02/01/2013	5,000	5,122
Texaco Capital, Inc.
6.000% due 06/15/2005	400	437
Texas Eastern Transmission Corp.
7.300% due 12/01/2010	250	281
Time Warner Entertainment Co. LP
7.250% due 09/01/2008	9,020	10,217
10.150% due 05/01/2012	250	322
9.150% due 02/01/2023	475	547
8.375% due 03/15/2023	670	785
7.570% due 02/01/2024	10,130	10,633
6.950% due 01/15/2028	2,645	2,596
6.625% due 05/15/2029	130	123
Time Warner, Inc.
7.975% due 08/15/2004	18,032	19,199
9.125% due 01/15/2013	27,765	32,814
6.875% due 06/15/2018	140	143
Transocean, Inc.
6.950% due 04/15/2008	500	571
7.500% due 04/15/2031	30,000	35,356
Turner Broadcasting System, Inc.
7.400% due 02/01/2004	3,095	3,181
Tyco International Group S.A.
6.250% due 06/15/2003	5,000	5,050
1.790% due 07/30/2003	3,639	3,577
5.875% due 11/01/2004	23,675	23,557
6.125% due 11/01/2008	2,500	2,362
6.125% due 01/15/2009	100	95
6.750% due 02/15/2011	5,000	4,800
6.375% due 10/15/2011	1,900	1,786
UAL Equipment Trust
11.080% due 05/27/2006	10,249	2,220
Union Camp Corp.
7.000% due 08/15/2006	190	209
Union Pacific Corp.
6.930% due 06/01/2003	1,000	1,009
6.625% due 02/01/2008	4,250	4,791
6.625% due 02/01/2029	50	55
Unisys Corp.
9.210% due 01/21/2017	15,900	3,809
United Airlines, Inc.
1.645% due 03/02/2004 (a)	17,730	12,787
9.200% due 03/22/2008	3,380	708
6.201% due 09/01/2008	6,000	4,437
7.730% due 07/01/2010	5,000	3,402
7.186% due 04/01/2011	19,632	14,333
8.030% due 07/01/2011 (b)	465	94
6.932% due 09/01/2011 (a)	10,500	3,158
10.360% due 11/13/2012	7,000	875
6.071% due 03/01/2013	4,493	3,349
10.020% due 03/22/2014 (b)	11,925	2,276
10.850% due 07/05/2014	34,111	4,264
10.850% due 02/19/2015 (b)	3,000	375
10.125% due 03/22/2015 (b)	14,300	2,900
9.060% due 06/17/2015	6,000	1,508
United Technologies Corp.
7.125% due 11/15/2010	450	534
6.350% due 03/01/2011	550	624
US Airways, Inc.
6.850% due 01/30/2018	133	102
Vintage Petroleum, Inc.
7.875% due 05/15/2011	2,000	2,030
Wal-Mart Stores, Inc.
6.500% due 06/01/2003	200	202
Walt Disney Co.
5.125% due 12/15/2003	500	513
4.875% due 07/02/2004	10,000	10,319
4.500% due 09/15/2004	14,200	14,657
5.500% due 12/29/2006	725	770
6.375% due 03/01/2012	10,700	11,521
Waste Management, Inc.
6.375% due 12/01/2003	11,900	12,139
8.000% due 04/30/2004	5,525	5,814
6.500% due 05/15/2004	94,000	96,708
7.375% due 08/01/2010	27,600	31,210
6.375% due 11/15/2012	10,000	10,688
7.100% due 08/01/2026	15,725	16,540
7.750% due 05/15/2032	1,255	1,434
Weyerhaeuser Co.
6.000% due 08/01/2006	30	32
6.750% due 03/15/2012	29,165	32,028
7.950% due 03/15/2025	8,370	9,644
7.375% due 03/15/2032	8,350	9,152
Williams Cos., Inc.
6.500% due 08/01/2006	400	364
7.125% due 09/01/2011	5,000	4,325
8.125% due 03/15/2012	600	528
7.625% due 07/15/2019	35,070	27,881
7.875% due 09/01/2021	85,345	68,276
7.500% due 01/15/2031	15,000	11,700
7.750% due 06/15/2031	21,150	16,497
8.750% due 03/15/2032	137,430	116,128
Witco Corp.
6.600% due 04/01/2003	100	100
Wyeth
6.700% due 03/15/2011	640	726
Young Broadcasting, Inc.
10.000% due 03/01/2011	2,500	2,663

		3,220,869

Utilities 5.7%
AEP Texas Central Co.
2.590% due 02/15/2005 (a)	48,200	48,263
Alabama Power Co.
5.350% due 11/15/2003	1,600	1,639
ALLETE, Inc.
2.690% due 10/20/2003 (a)	79,700	79,617
AT&T Broadband Corp.
8.375% due 03/15/2013	10,678	12,678
AT&T Corp.
6.000% due 03/15/2009	194	195
7.800% due 11/15/2011	103,200	111,278
8.500% due 11/15/2031	299,190	322,701
AT&T Wireless Services, Inc.
7.500% due 05/01/2007	130	145
7.875% due 03/01/2011	1,155	1,294
8.125% due 05/01/2012	51,715	58,647
8.750% due 03/01/2031	16,205	18,647
Baltimore Gas & Electric Co.
6.125% due 07/01/2003	150	152
Bell Atlantic Maryland, Inc.
8.000% due 10/15/2029	1,125	1,393

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	43

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

Bellsouth Savings & Employee Stock Ownership Trust
9.190% due 07/01/2003	$112	$114
BellSouth Telecommunications, Inc.
6.250% due 05/15/2003	100	101
British Telecom PLC
2.553% due 12/15/2003 (a)	225,960	227,014
7.875% due 12/15/2005	6,800	7,712
7.000% due 05/23/2007	50,000	55,715
8.375% due 12/15/2010	86,200	104,884
8.875% due 12/15/2030	435	560
Carolina Power & Light, Inc.
7.875% due 04/15/2004	6,000	6,369
Central Maine Power Co.
7.430% due 08/25/2003	13,000	13,268
Cingular Wireless, Inc.
7.125% due 12/15/2031	10,000	10,584
Citizens Communications Co.
9.250% due 05/15/2011	24,800	31,205
Cleveland Electric Illuminating Co.
7.375% due 06/01/2003	10,000	10,092
7.670% due 07/01/2004	2,500	2,639
9.500% due 05/15/2005	33,500	33,776
CMS Energy Corp.
8.375% due 07/01/2003	15,000	14,925
7.000% due 01/15/2005	18,325	16,218
Columbus Southern Power Co.
6.850% due 10/03/2005	10,000	10,912
5.500% due 03/01/2013	8,300	8,617
6.600% due 03/01/2033	4,800	5,043
Commonwealth Edison Co.
6.625% due 07/15/2003	1,000	1,015
1.915% due 09/30/2003 (a)	40,000	39,894
Consolidated Edison, Inc.
6.375% due 04/01/2003	1,000	1,000
Consolidated Natural Gas Co.
7.250% due 10/01/2004	43,750	47,165
6.250% due 11/01/2011	15	17
Dominion Resources, Inc.
7.600% due 07/15/2003	35,000	35,542
DTE Energy Co.
7.110% due 11/15/2038 (a)	94,750	96,395
Dynegy Holdings, Inc.
8.750% due 02/15/2012	100,850	71,099
El Paso Corp.
6.950% due 12/15/2007	10,000	8,450
6.750% due 05/15/2009	37,069	30,026
7.000% due 05/15/2011	19,250	15,304
7.875% due 06/15/2012	26,100	21,533
8.050% due 10/15/2030	13,500	9,855
7.800% due 08/01/2031	10,600	7,632
7.750% due 01/15/2032	112,280	80,842
El Paso Electric Co.
9.400% due 05/01/2011	7,455	8,313
El Paso Natural Gas Co.
8.375% due 06/15/2032	21,420	19,706
Entergy Gulf States, Inc.
2.638% due 09/01/2004 (a)	24,800	24,768
Entergy Louisiana, Inc.
8.500% due 06/01/2003	3,000	3,034
Entergy Mississippi, Inc.
2.000% due 05/03/2004 (a)	31,000	30,788
FirstEnergy Corp.
7.375% due 11/15/2031	18,800	19,765
Florida Power & Light Co.
6.875% due 12/01/2005	4,000	4,470
France Telecom S.A.
1.978% due 07/16/2003 (a)	139,900	139,984
8.700% due 03/01/2006 (a)	32,545	36,985
9.250% due 03/01/2011	57,760	69,551
10.000% due 03/01/2031	192,660	251,757
GTE California, Inc.
5.500% due 01/15/2009	100	107
GTE Corp.
6.360% due 04/15/2006	550	606
6.940% due 04/15/2028	5,410	5,859
Hawaiian Electric Industries, Inc.
2.425% due 04/15/2003 (a)	2,400	2,400
Houston Lighting & Power Co.
8.750% due 03/01/2022	10,000	10,382
Hydro-Quebec
1.312% due 09/29/2049 (a)	5,600	4,844
Illinois Power Co.
6.000% due 09/15/2003	6,000	6,090
Indianapolis Power & Light Co.
7.375% due 08/01/2007	225	226
Korea Electric Power Corp.
6.375% due 12/01/2003	220	227
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	5,000	5,195
Mirant Corp.
7.900% due 07/15/2009	175	74
Nevada Power Co.
6.200% due 04/15/2004 (a)	15,000	14,813
New York Telephone Co.
6.250% due 02/15/2004	150	156
6.000% due 04/15/2008	45	49
Niagara Mohawk Power Co.
7.375% due 07/01/2003	39,162	39,672
7.375% due 08/01/2003	1,645	1,677
5.375% due 10/01/2004	175	183
NorAm Energy Corp.
6.375% due 11/01/2003	31,250	31,172
Northern States Power Co.
8.000% due 08/28/2012	14,000	17,339
NRG Energy, Inc.
8.000% due 11/01/2003 (b)	6,000	2,280
NRG Northeast Generating LLC
8.065% due 12/15/2004 (b)	198	187
Ohio Power Co.
7.000% due 07/01/2004 (a)	24,000	25,336
5.500% due 02/15/2013	7,300	7,584
6.600% due 02/15/2033	4,900	5,148
Oncor Electric Delivery Co.
5.000% due 09/01/2007	5,000	5,249
Orange PLC
8.750% due 06/01/2006	360	405
Pacific Bell
7.000% due 07/15/2004	50	53
Pacific Gas & Electric Co.
5.875% due 10/01/2005	100	99
7.250% due 08/01/2026	10,000	9,775
7.057% due 10/31/2049 (a)	33,700	33,195
Pinnacle Partners
8.830% due 08/15/2004	12,000	12,072
PP&L, Inc.
6.550% due 03/01/2006 (a)	500	555
Progress Energy, Inc.
6.550% due 03/01/2004	12,400	12,903
7.100% due 03/01/2011	575	648
6.850% due 04/15/2012	20,000	22,319
7.750% due 03/01/2031	21,440	25,062
7.000% due 10/30/2031	600	644
PSEG Power LLC
7.750% due 04/15/2011	15,200	17,564
6.950% due 06/01/2012	22,600	25,064
8.625% due 04/15/2031	20,250	24,945
Public Service Co. of Colorado
6.000% due 04/15/2003	750	751
6.375% due 11/01/2005	350	383
Public Service Electric & Gas Co.
6.250% due 01/01/2007	1,500	1,656
Ras Laffan Liquid Natural Gas
8.294% due 03/15/2014	145	155
SBC Communications, Inc.
5.750% due 05/02/2006	300	328
South Point Energy Corp.
8.400% due 05/30/2012	20,166	15,033
Sprint Capital Corp.
9.500% due 04/01/2003	13,820	13,820
5.700% due 11/15/2003	33,700	34,374
7.900% due 03/15/2005	24,000	25,320
7.125% due 01/30/2006	5,040	5,267
6.000% due 01/15/2007	141,170	143,288
6.125% due 11/15/2008	31,710	31,551
6.375% due 05/01/2009	5,000	5,000
7.625% due 01/30/2011	93,908	96,725
8.375% due 03/15/2012	347,910	372,264
6.900% due 05/01/2019	51,460	47,343
6.875% due 11/15/2028	78,875	69,410
8.750% due 03/15/2032	320,925	332,157
Telekomunikacja Polska S.A.
7.125% due 12/10/2003	13,000	12,982
Toledo Edison Co.
7.875% due 08/01/2004	500	531
TXU Corp.
6.375% due 06/15/2006	2,235	2,313
7.000% due 03/15/2013	16,600	16,965
TXU Eastern Funding Co.
6.450% due 05/15/2005 (b)	15,270	1,145
TXU Electric Co.
8.250% due 04/01/2004	500	530
U.S. West Communications, Inc.
6.000% due 08/01/2007	2,070	1,946
Union Electric Co.
8.000% due 12/15/2022	1,000	1,042
United Telephone Company of the Northwest
6.890% due 07/01/2008 (c)	2,760	2,313
Verizon Florida, Inc.
6.125% due 01/15/2013	45,900	50,251
Verizon New England, Inc.
6.500% due 09/15/2011	35	39
Verizon New York, Inc.
6.875% due 04/01/2012	14,550	16,685
7.375% due 04/01/2032	25,500	30,219
Verizon Pennsylvania
5.650% due 11/15/2011	6,500	6,946
Verizon Wireless Capital LLC
5.375% due 12/15/2006	2,340	2,504
Virginia Electric and Power Co.
5.375% due 02/01/2007	700	753
Vodafone Group PLC
7.750% due 02/15/2010	500	599
7.875% due 02/15/2030	10,000	12,395
6.250% due 11/30/2032	18,270	18,825
Wilmington Trust Co.—Tucson Electric
10.370% due 01/02/2007	6,458	3,218
10.500% due 01/02/2007	5,307	2,645
10.500% due 07/01/2008	365	414
10.732% due 01/01/2013 (c)	991	991
WorldCom, Inc.—WorldCom Group
7.875% due 05/15/2003 (b)	10,700	2,889
6.250% due 08/15/2003 (b)	7,500	2,025
6.400% due 08/15/2005 (b)	15,100	4,077
7.375% due 01/15/2006 (b)	46,800	12,636
7.750% due 04/01/2007 (b)	2,000	540
8.250% due 05/15/2010 (b)	11,500	3,105
7.375% due 01/15/2011 (b)	21,150	5,711
7.500% due 05/15/2011 (b)	72,383	19,543

		4,095,047

Total Corporate Bonds & Notes (Cost $14,414,404)		14,463,105

44	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

MUNICIPAL BONDS & NOTES 1.8%
Alabama 0.1%
Alabama State General Obligation Bonds, Series 2001
7.700% due 09/01/2021	$13,228	$13,660
Birmingham, Alabama General Obligation Bonds, (AMBAC Insured), Series 2002
5.000% due 12/01/2027	15,000	15,217
5.000% due 12/01/2032	20,000	20,166
Birmingham, Alabama Water and Sewer System Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 01/01/2043	12,350	12,396

		61,439

Arizona 0.0%
Salt River Project Agricultural Import and Power District Revenue Bonds, Series 2002
4.750% due 01/01/2032	5,000	4,976

California 0.5%
California Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 10/01/2033	14,100	14,378
California State Department of Water Resources Center Valley Project Revenue Bonds, Series 2000
8.570% due 12/01/2029 (a)	2,500	2,579
California State General Obligation Bonds, Series 2003
5.250% due 02/01/2033	36,160	36,712
California State Revenue Anticipation Notes, Series 2002
1.310% due 06/20/2003 (a)	43,000	42,957
2.500% due 06/20/2003	23,800	23,865
2.500% due 06/27/2003	38,300	38,405
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	179,010	165,217
Contra Costa Water District Revenue Bonds, (FSA Insured) Series 2002
5.000% due 10/01/2032	4,235	4,322
Golden State Tobacco Securitization Corporate Revenue Bonds, Series 2003
5.000% due 06/01/2021	2,000	1,995
La Quinta, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2001
5.100% due 09/01/2031	7,645	7,875
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2028	7,300	7,470
Orange County, California Water District Certificate of Participation, (MBIA Insured), Series 2003
5.000% due 08/15/2028	10,000	10,194
San Francisco, California City & County Public Utilities Commission Revenue Bonds, (MBIA Insured) Series 2002
5.000% due 11/01/2032	11,600	11,839

		367,808

Colorado 0.0%
Colorado Springs, Colorado Utilities Revenue Bonds, Series 2002
5.000% due 11/15/2030	15,000	15,217
El Paso County Certificates of Participation, (AMBAC Insured), Series 2002
5.000% due 12/01/2023	2,000	2,059
5.000% due 12/01/2027	2,820	2,878

		20,154

Florida 0.0%
Florida State Board of Education General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 06/01/2027	6,450	6,578
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	7,000	7,122
Tampa, Florida Water and Sewer System Revenue Bonds, Series 2001
5.000% due 10/01/2026	5,000	5,098

		18,798

Illinois 0.1%
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2028	21,000	5,232
Chicago, Illinois General Obligaton Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2027	1,000	1,008
5.000% due 01/01/2034	18,275	18,428
Chicago, Illinois Housing Authority Revenue Bonds, Series 2001
5.375% due 07/01/2016	500	533
Cook County, Illinois General Oligation Bonds, (FGIC Insured), Series 2001
5.125% due 11/15/2026	5,000	5,105
Illinois Educational Facilities Authority Revenue Bonds, Series 2001
5.250% due 07/01/2041	5,000	5,136
Illinois State General Obligation Bonds, (MBIA Insured), Series 2002
4.750% due 10/01/2027	25,795	25,391
Metropolitan Pier & Exposition Authority III Dedicated State Tax Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 12/15/2028	5,000	5,059
Metropolitan Pier & Exposition Authority Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/15/2042	9,000	9,301
University of Illinois Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 04/01/2030	5,000	5,043

		80,236

Indiana 0.1%
Indianapolis, Indiana Local Public Improvement Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 02/01/2029	5,000	5,073
IPS Multi-School Building Corp. Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/15/2027	13,250	13,419
Marion Country, Indiana School Building Corp. Revenue Bonds, (FGIC Insured), Series 2003
5.250% due 01/15/2028	18,800	19,619
Valparaiso Middle Schools Building Corp. Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 07/15/2024	3,500	3,573

		41,684

Iowa 0.0%
University of Iowa Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.750% due 06/01/2028	5,120	5,060

Massachusetts 0.2%
Massachusetts State Water Pollution Abatement Revenue Bonds, Series 2002
5.000% due 08/01/2032	5,000	5,082
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	63,000	63,840
Massachusetts State Water Resources Authority Revenue Bonds, (FSA Insured), Series 2002
5.250% due 08/01/2017	10,000	11,283
Southbridge Associations Corp. Massachusetts Revenue Bonds, (MBIA-Insured), Series 2000
7.590% due 02/01/2022	31,105	36,636

		116,841

Michigan 0.1%
Detroit, Michigan School District General Obligation Bonds, (FGIC Insured), Series 1998
4.750% due 05/01/2028	6,500	6,406
Detroit, Michigan Water Supply Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2034	5,750	5,805
Grosse Pointe, Michigan Public School System General Obligation Bonds, Series 2002
4.875% due 05/01/2027	11,910	11,923
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 10/15/2026	8,500	8,655

		32,789

Minnesota 0.0%
Morris Independent School District General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 02/01/2028	4,000	4,068

Missouri 0.0%
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds, Series 2002
5.000% due 07/01/2023	4,400	4,540

Nebraska 0.0%
Nebraska American Public Energy Agency Revenue Bonds, (AMBAC Insured), Series 2000
7.780% due 12/01/2012	2,400	2,908

Nevada 0.0%
Clark County, Nevada General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 06/01/2031	13,480	13,650

New Jersey 0.2%
Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 2000
10.220% due 01/01/2018 (a)	2,875	3,689

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	45

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 1978
5.800% due 01/01/2018	$50	$57
New Jersey Tobacco Settlement Funding Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	111,700	102,964
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	12,500	11,786

		118,496

New Mexico 0.0%
University of New Mexico Revenue Bonds, Series 2002
5.000% due 06/01/2032	10,000	10,131

New York 0.1%
Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2001
5.000% due 11/15/2031	2,600	2,633
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FSA-CR Insured) Series 2002
5.125% due 06/15/2034	3,500	3,581
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2002
5.000% due 06/15/2029	5,800	5,876
New York State Triborough Bridge and Tunnels Authority Revenue Bonds, Series 2002
5.000% due 11/15/2032	19,315	19,520
New York, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	4,000	4,416

		36,026

Ohio 0.0%
Kettering, Ohio City School District General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 12/01/2030	5,400	5,512
Ohio State Water Development Authority Revenue Bonds, Series 2002
4.750% due 12/01/2027	5,000	4,942

		10,454

Pennsylvania 0.0%
Lower Merion, Pennsylvania School District General Obligation Bonds, Series 2003
5.000% due 05/15/2029	14,975	15,200

South Carolina 0.0%
South Carolina State Public Services Authority Revenue Bonds, (FSA Insured), Series 2002
5.125% due 01/01/2032	17,000	17,353

Texas 0.2%
Austin, Texas Water and Wastewater Utilities Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2028	3,875	3,921
Dallas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 12/01/2026	2,540	2,570
Houston, Texas Water and Sewer System Revenue Bonds, (FSA Insured), Series 2002
5.000% due 12/01/2030	5,000	5,045
Killeen, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
4.750% due 02/15/2028	12,000	11,793
Mesquite, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 08/15/2028	1,800	1,817
Pflugerville, Texas General Obligation Bonds, (AMBAC Insured), Series 2003
5.000% due 08/01/2027	2,915	2,948
5.000% due 08/01/2033	5,000	5,044
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	5,000	5,043
Texas State Turnpike Systems Authority Revenue Bonds, Series 2002
5.000% due 06/01/2008	2,000	2,223
University of Texas Revenue Bonds, Series 2003
5.000% due 08/15/2028	20,300	20,479
5.000% due 08/15/2033	45,100	45,607
Wylie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
5.000% due 08/15/2030	5,575	5,620

		112,110

Utah 0.0%
Utah Transit Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 06/15/2032	9,000	9,096

Virginia 0.1%
Fairfax County, Virginia Water Authority Revenue Bonds, Series 2002
5.000% due 04/01/2032	5,025	5,116
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
5.255% due 06/01/2018	9,000	9,001
6.250% due 06/01/2027	42,900	40,163
6.500% due 06/01/2033	21,000	19,245

		73,525

Washington 0.1%
Tacoma, Washington Water Supply System Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2032	7,550	7,619
Washington Energy Northwest Revenue Bonds, Series 2003
5.500% due 07/01/2012	8,900	9,996
5.500% due 07/01/2013	27,100	30,439
5.500% due 07/01/2015	29,800	33,507
Washington State General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 07/01/2027	10,000	10,095

		91,656

Wisconsin 0.0%
Wisconsin State Clean Water Revenue Bonds, Series 2002
8.750% due 06/01/2023 (a)	3,360	3,758

Total Municipal Bonds & Notes (Cost $1,271,916)		1,272,756

U.S. GOVERNMENT AGENCIES 1.6%
Fannie Mae
5.750% due 04/15/2003	165	165
3.625% due 04/15/2004	525	538
4.000% due 12/10/2004	300	302
1.875% due 12/15/2004	405	408
2.875% due 10/15/2005	1,500	1,537
4.500% due 12/13/2005	46,475	46,739
5.500% due 07/18/2006	14,400	14,563
3.250% due 11/15/2007	555	564
6.625% due 11/15/2010	2,100	2,484
5.250% due 08/01/2012	50	52
4.375% due 09/15/2012	275	278
6.500% due 03/25/2043	160,400	168,595
Federal Farm Credit Bank
5.620% due 08/18/2003	100	102
Federal Home Loan Bank
4.500% due 04/25/2003	48,000	48,107
5.870% due 05/12/2003	250	251
5.125% due 09/15/2003	500	509
2.500% due 03/15/2006	315	317
5.850% due 12/12/2006	2,000	2,018
5.850% due 12/13/2006	2,000	2,018
7.615% due 05/02/2007	5,000	5,028
6.495% due 05/15/2008	100	101
6.320% due 05/29/2008	200	202
6.115% due 02/16/2011	100	109
Freddie Mac
5.000% due 05/15/2004	200	208
4.000% due 11/09/2004	10,000	10,029
4.050% due 11/30/2004	20,900	20,995
1.875% due 01/15/2005	245	247
4.500% due 04/15/2005	5,000	5,006
4.375% due 05/09/2005	3,000	3,009
4.050% due 06/21/2005	435	448
5.625% due 06/20/2006	39,000	39,310
3.500% due 09/15/2007	350	360
9.000% due 09/15/2008	37	39
6.375% due 08/01/2011	1,300	1,420
4.500% due 01/15/2013	160	163
6.250% due 07/15/2032	272,875	310,968
Small Business Administration
8.017% due 02/10/2010	86,254	100,686
7.640% due 03/10/2010	60,116	69,149
7.449% due 08/01/2010	98,619	112,816
6.640% due 02/01/2011	19,782	21,900
6.344% due 08/10/2011	5,552	6,059
6.030% due 02/01/2012	34,374	36,733
4.524% due 02/10/2013	32,900	32,739
7.700% due 07/01/2016	517	583
6.950% due 11/01/2016	3,328	3,697
6.700% due 12/01/2016	12,528	13,832
7.150% due 03/01/2017	5,758	6,457
7.500% due 04/01/2017	3,846	4,354
7.190% due 12/01/2019	411	468
7.630% due 06/01/2020	20,265	23,463
6.900% due 12/01/2020	8,962	10,101
6.340% due 03/01/2021	29,274	32,225
5.340% due 11/01/2021	15,380	16,187

Total U.S. Government Agencies (Cost $1,119,271)		1,178,638

U.S. TREASURY OBLIGATIONS 13.3%
Treasury Inflation Protected Securities (e)
3.375% due 01/15/2007	126,937	139,711
3.625% due 01/15/2008	42,277	47,331
3.875% due 01/15/2009	601,386	685,393
4.250% due 01/15/2010	270,184	316,031
3.500% due 01/15/2011	495,819	556,867
3.375% due 01/15/2012	100,575	112,518
3.000% due 07/15/2012	70,588	76,831

46	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

3.625% due 04/15/2028	$13,928	$16,374
3.875% due 04/15/2029	477,428	587,088
3.375% due 04/15/2032	317	370
U.S. Treasury Bonds
7.250% due 05/15/2016	137,109	176,292
7.500% due 11/15/2016	1,143,876	1,502,722
8.750% due 05/15/2017	1,128,634	1,636,873
8.875% due 08/15/2017	165,500	242,619
7.250% due 08/15/2022	50	65
5.250% due 02/15/2029	200	209
6.250% due 05/15/2030	500	597
5.375% due 02/15/2031	599	648
U.S. Treasury Notes
5.750% due 04/30/2003	525	527
4.250% due 11/15/2003	300	306
2.000% due 11/30/2004	1,175	1,187
1.625% due 01/31/2005	625	627
1.625% due 03/31/2005	3,324,300	3,332,351
6.500% due 10/15/2006	250	286
6.625% due 05/15/2007	925	1,075
3.000% due 02/15/2008	970	982
4.750% due 11/15/2008	2,000	2,180
6.000% due 08/15/2009	200	232
6.500% due 02/15/2010	655	782
3.875% due 02/15/2013	120	121
U.S. Treasury Strips
0.000% due 05/15/2012	400	276
0.000% due 05/15/2016	150,800	81,341
0.000% due 11/15/2016	70,600	36,656
0.000% due 02/15/2017	215,400	110,052
0.000% due 05/15/2017	54,470	27,533

Total U.S. Treasury Obligations (Cost $9,570,356)		9,695,053

MORTGAGE-BACKED SECURITIES 33.7%
Collateralized Mortgage Obligations 14.7%
ABN AMRO Mortgage Corp.
6.750% due 09/25/2028	3,573	3,619
6.750% due 11/25/2028	202	203
6.500% due 06/25/2029 (a)	7,075	7,335
6.500% due 01/25/2032	1,949	1,955
American Southwest Financial Securities Corp.
7.248% due 11/25/2038 (a)	64,185	70,150
Amresco Commercial Mortgage Funding I
7.180% due 06/17/2029	350	383
Aurora Loan Services
2.005% due 05/25/2030 (a)	6,120	6,129
Bank of America Funding Corp.
6.750% due 11/20/2032	1,349	1,350
Bank of America Mortgage Securities, Inc.
6.250% due 07/25/2014	12,211	12,587
6.250% due 08/25/2028	25,000	25,749
6.500% due 05/25/2029 (a)	34,641	35,575
7.250% due 10/25/2029	5,301	5,331
6.630% due 02/25/2031	7,081	7,072
6.500% due 06/25/2031	1,126	1,133
6.234% due 07/25/2031 (a)	293	294
6.750% due 08/25/2031	9,761	9,888
7.000% due 03/25/2032	48,452	49,103
6.373% due 07/25/2032 (a)	73,044	74,467
5.775% due 10/20/2032 (a)	1,518	1,549
Bear Stearns Adjustable Rate Mortgage Trust
4.770% due 11/25/2030 (a)	61,920	63,516
6.912% due 02/25/2031 (a)	3,586	3,635
7.001% due 02/25/2031 (a)	4,035	4,089
6.952% due 06/25/2031 (a)	15,281	15,626
6.688% due 09/25/2031 (a)	8,634	8,640
6.552% due 10/25/2031 (a)	4,954	4,957
6.709% due 11/25/2031 (a)	7,990	8,122
6.823% due 11/25/2031 (a)	8,719	8,787
6.147% due 12/25/2031 (a)	35,235	35,266
6.184% due 12/25/2031 (a)	324	329
6.195% due 12/25/2031 (a)	52,981	53,749
6.295% due 12/25/2031 (a)	80,893	82,086
6.299% due 01/25/2032 (a)	124,962	125,570
6.759% due 01/25/2032 (a)	9,341	9,362
6.401% due 02/25/2032 (a)	29,752	30,212
5.439% due 10/25/2032 (a)	66,727	68,278
5.681% due 01/25/2033 (a)	129,125	128,938
5.430% due 03/25/2033 (a)	66,594	68,000
5.468% due 03/25/2033 (a)	141,784	145,794
Bear Stearns Commercial Mortgage Securities, Inc.
5.910% due 05/14/2008	101	109
5.060% due 12/15/2010	31,601	33,455
7.000% due 03/25/2027	2,904	2,919
7.750% due 06/25/2027	168	168
7.000% due 02/25/2028 (a)	3,199	3,221
6.750% due 04/30/2030	106	111
7.000% due 05/20/2030 (a)	50,230	57,367
6.390% due 06/25/2030 (a)	2,853	2,838
Capco America Securitization Corp.
5.860% due 12/15/2007	35	38
Cendant Mortgage Corp.
6.506% due 11/18/2028 (a)	6,997	7,199
1.955% due 08/25/2030 (a)	481	482
Chase Commercial Mortgage Securities Corp.
7.600% due 12/18/2005	44	44
Chase Mortgage Finance Corp.
7.000% due 08/25/2024 (a)	771	770
6.750% due 03/25/2025 (a)	13,547	13,864
6.750% due 10/25/2028	39,000	40,002
6.500% due 02/25/2029	20,000	20,603
6.350% due 07/25/2029	17,602	17,690
6.190% due 12/25/2029 (a)	9,926	10,203
6.221% due 12/25/2029 (a)	66,492	67,644
7.750% due 08/25/2030	9,116	9,105
Chemical Mortgage Securities, Inc.
7.250% due 01/25/2026	1,726	1,725
Citicorp Mortgage Securities, Inc.
6.605% due 10/25/2022 (a)	4,555	4,518
6.250% due 04/25/2024	11,796	12,103
6.250% due 08/25/2024	105	107
7.250% due 10/25/2027	4,404	4,475
6.750% due 09/25/2028	9,062	9,212
6.500% due 10/25/2028	36,098	37,147
7.000% due 11/25/2028	11,000	11,130
7.000% due 09/25/2030	7,528	7,717
7.500% due 10/25/2030	2,868	2,868
7.000% due 02/25/2031	21,907	22,367
6.500% due 03/25/2031	4,543	4,667
7.000% due 03/25/2031	12,144	12,508
6.000% due 06/25/2032	15,923	16,365
CMC Securities Corp.
7.250% due 11/25/2027	3,461	3,495
6.750% due 05/25/2028	3,840	3,867
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	2,837	2,845
Collateralized Mortgage Securities Corp.
8.750% due 04/20/2019	169	170
8.800% due 04/20/2019	127	128
COMM Mortgage Trust
6.145% due 02/15/2008	9,364	10,073
Commercial Mortgage Acceptance Corp.
7.030% due 05/15/2009	75	87
Commercial Mortgage Asset Trust
7.546% due 01/17/2010	500	591
6.975% due 04/17/2013	145	170
Countrywide Alternative Loan Trust
7.000% due 10/25/2031	16,718	16,839
6.750% due 12/25/2031	13,071	13,113
Countrywide Funding Corp.
6.625% due 02/25/2024	24,192	24,412
6.750% due 03/25/2024	14,506	14,731
6.875% due 03/25/2024	1,917	1,915
Countrywide Home Loans, Inc.
6.250% due 08/25/2014 (a)	3,309	3,424
6.750% due 11/25/2025	13,577	13,662
6.750% due 11/25/2028	5,000	5,121
6.500% due 01/25/2029	24,978	25,596
6.500% due 03/25/2029 (a)	21,744	22,400
7.750% due 10/25/2030	26,000	26,389
6.068% due 07/19/2031 (a)	2,905	2,923
6.050% due 10/25/2031	3,867	3,922
6.095% due 03/19/2032	15,978	16,452
1.805% due 06/25/2032 (a)	18,587	18,617
6.500% due 08/25/2032 (a)	32,980	33,172
5.360% due 09/19/2032 (a)	10,084	10,304
Credit-Based Asset Servicing & Securitization LLC
1.685% due 10/25/2028 (a)	3,882	3,889
1.715% due 09/25/2029 (a)	484	484
1.625% due 02/25/2030 (a)	19,251	19,197
1.645% due 01/25/2032 (a)	34,859	34,902
Crusade Global Trust
1.670% due 02/15/2030 (a)	35,056	35,095
CS First Boston Mortgage Securities Corp.
6.750% due 01/15/2008	11,098	11,171
7.290% due 09/15/2009	335	391
6.000% due 06/25/2017	14,004	14,366
6.750% due 09/25/2028	6,960	7,087
6.750% due 12/27/2028	15,001	15,451
7.500% due 03/25/2031	17,372	17,897
1.905% due 06/25/2031 (a)	16,653	16,698
1.655% due 08/25/2031 (a)	1,993	1,992
1.855% due 11/25/2031 (a)	1,331	1,334
6.169% due 12/25/2031	30,801	31,221
1.705% due 02/25/2032 (a)	11,208	11,100
1.666% due 03/25/2032 (a)	8,934	8,837
6.248% due 04/25/2032 (a)	61,758	63,592
1.695% due 05/25/2032 (a)	76,488	76,484
5.500% due 09/25/2032	24,658	25,169
6.400% due 01/17/2035	56	56
DLJ Commercial Mortgage Corp.
1.597% due 05/05/2003 (a)	7,102	7,106
7.300% due 06/10/2032	515	603
DLJ Mortgage Acceptance Corp.
7.580% due 02/12/2006 (a)	2,613	2,754
6.445% due 08/01/2021 (a)(c)	2,296	2,330
8.000% due 03/25/2022	63	63
6.950% due 12/25/2022 (a)	461	462
6.836% due 03/25/2023 (a)	77	78
7.684% due 03/25/2024 (a)	58	58
7.557% due 05/25/2024 (a)	41	41
7.907% due 10/25/2024 (a)	174	174
1.805% due 06/25/2026 (a)	606	607
6.850% due 12/17/2027	913	913
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017	272	275
DVI Business Credit Receivable Corp. III
1.960% due 10/15/2003 (a)	550	553
E-Trade Bank Mortgage-Backed Securities Trust
7.174% due 09/25/2031	14,797	14,838
Fannie Mae
5.500% due 12/25/2005	150	153
7.000% due 05/25/2006	98	102
7.500% due 05/25/2007	111	112
6.500% due 08/25/2007	1,573	1,609
6.740% due 08/25/2007	425	478
6.270% due 09/25/2007	3,000	3,213
7.000% due 10/25/2007	121	127
6.500% due 12/25/2007	3,214	3,299
6.250% due 01/25/2008	47,269	51,607
6.500% due 05/25/2008	278	292
10.500% due 08/25/2008	1,617	1,628
14.648% due 09/25/2008 (a)	1,345	1,535
4.000% due 02/25/2009	64	65
6.000% due 02/25/2009	1,124	1,201

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	47

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

6.500% due 02/25/2009	$27	$28
6.500% due 03/25/2009	83	86
5.000% due 01/25/2012	230	235
6.370% due 02/25/2013	28,500	31,512
6.500% due 04/25/2013	75	79
5.500% due 11/25/2013	428	437
8.000% due 12/25/2016 (a)	79	88
1.805% due 03/25/2017	1,695	1,698
11.000% due 11/25/2017	559	652
9.250% due 04/25/2018	74	84
9.300% due 05/25/2018	308	349
1.862% due 06/25/2018 (a)	1	1
9.500% due 06/25/2018	243	276
5.750% due 09/25/2018	200	204
9.500% due 06/25/2019	597	681
9.300% due 08/25/2019 (a)	30	34
7.500% due 12/25/2019	6,442	7,052
9.000% due 12/25/2019	2,408	2,719
7.000% due 03/25/2020	502	543
7.500% due 05/25/2020	1,114	1,213
6.000% due 07/25/2020	67	69
9.000% due 09/25/2020	1,071	1,200
8.000% due 12/25/2020	8,305	8,485
8.750% due 01/25/2021	1,232	1,372
9.000% due 01/25/2021	2,100	2,349
9.000% due 03/25/2021	209	235
6.500% due 06/25/2021	2,848	2,992
8.000% due 07/25/2021	5,613	6,154
8.500% due 09/25/2021	1,950	2,159
7.000% due 10/25/2021	3,901	4,175
5.000% due 12/25/2021	436	440
4.000% due 01/25/2022	16	16
7.750% due 01/25/2022	9,266	10,200
6.250% due 03/25/2022	5,671	5,782
6.550% due 03/25/2022	77	78
7.000% due 04/25/2022	16,187	17,131
7.375% due 05/25/2022	8,021	8,586
7.500% due 05/25/2022	1,322	1,407
7.000% due 06/25/2022	548	594
8.000% due 06/25/2022	4,530	4,975
7.000% due 07/25/2022	2,618	2,856
7.500% due 07/25/2022	586	625
8.000% due 07/25/2022	30,457	33,499
6.500% due 10/25/2022	4,760	4,973
7.800% due 10/25/2022	1,282	1,403
6.500% due 03/25/2023	1,005	1,031
7.000% due 03/25/2023	16,924	17,273
6.900% due 05/25/2023	189	203
7.000% due 06/25/2023	879	996
6.000% due 08/25/2023	13,813	14,621
6.750% due 09/25/2023	3,072	3,085
8.930% due 09/25/2023	55	54
6.500% due 10/25/2023	10,127	10,615
6.750% due 10/25/2023	707	782
6.500% due 12/25/2023	182	193
5.000% due 01/25/2024	245	256
6.500% due 01/25/2024	3,086	3,085
6.500% due 02/25/2024 (a)	5,150	5,605
7.000% due 03/25/2024 (a)	252	256
6.000% due 06/25/2024	340	349
6.500% due 08/17/2024	17,000	18,456
6.000% due 12/25/2024	153	153
4.750% due 01/25/2025	155	158
6.000% due 01/25/2025	130	133
1.655% due 02/25/2025 (a)	2,800	2,805
7.500% due 11/17/2025 (a)	289	316
7.000% due 02/15/2026	0	0
6.500% due 05/25/2026	150	154
6.500% due 09/18/2026	49	50
7.000% due 12/18/2026	19,420	20,562
6.000% due 12/25/2026	170	177
8.500% due 02/17/2027	1,674	1,812
6.000% due 03/25/2027	320	333
5.000% due 04/18/2027	599	610
6.000% due 05/17/2027	5,470	5,827
7.000% due 06/18/2027	684	749
6.500% due 07/18/2027	203	216
7.500% due 08/20/2027	3,036	3,246
5.750% due 12/20/2027	11,103	11,622
7.000% due 12/20/2027	14,729	15,622
6.000% due 02/25/2028	200	209
1.700% due 04/18/2028 (a)	1,173	1,177
6.500% due 06/25/2028	4,700	4,918
6.000% due 07/18/2028	10,045	10,604
6.500% due 07/18/2028	67,412	71,520
9.210% due 09/25/2028 (a)	6,120	6,839
6.500% due 10/25/2028	40,000	41,825
6.250% due 02/25/2029	3,500	3,679
6.000% due 04/25/2029	3,051	3,050
7.500% due 04/25/2029	756	828
7.500% due 06/19/2030	184	201
8.500% due 06/25/2030	12,712	15,201
1.805% due 08/25/2030 (a)	16,064	16,085
1.755% due 09/25/2030 (a)	770	770
1.750% due 10/18/2030 (a)	11,274	11,280
7.000% due 11/25/2030	15,389	16,566
6.000% due 05/25/2031	37,977	38,973
6.500% due 07/25/2031	13,863	14,929
7.500% due 07/25/2031	720	790
6.500% due 09/25/2031	13,297	14,073
6.500% due 10/03/2031	11,025	11,646
6.500% due 10/25/2031	60,009	63,460
6.000% due 11/25/2031	39,082	39,954
6.500% due 11/25/2031	22,260	23,796
6.000% due 12/25/2031	35,200	35,960
6.500% due 06/25/2032	16,871	17,787
5.500% due 09/25/2032	2,065	1,941
6.000% due 09/25/2032	35,897	36,605
6.500% due 01/01/2033	151,268	160,864
5.500% due 04/25/2033	15,700	15,197
6.390% due 05/25/2036	36,159	36,986
7.405% due 01/17/2037	16,130	18,186
6.500% due 06/17/2038	5,000	5,384
6.500% due 09/17/2038	6,515	6,815
6.300% due 10/17/2038 (a)	18,952	20,198
Federal Housing Administration
6.997% due 09/01/2019	1,961	2,095
7.430% due 01/01/2020	2,293	2,458
7.430% due 08/01/2020	641	687
7.430% due 12/01/2023	2,494	2,673
7.675% due 09/01/2030	5,804	6,590
7.125% due 12/01/2035	6,589	6,887
FFCA Secured Lending Corp.
7.850% due 10/18/2017	29,600	32,495
First Chicago Lennar Trust
8.111% due 05/25/2008 (a)	275	270
First Commonwealth Savings & Loan Association
10.375% due 04/01/2005	9	10
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030	89	90
6.750% due 02/25/2031	62,316	63,842
7.000% due 02/25/2031	11,370	11,364
First Interstate Bancorp
8.875% due 01/01/2009 (c)	77	82
9.125% due 01/01/2009 (a)(c)	5	5
First Nationwide Trust
6.500% due 03/25/2029	4,400	4,760
8.000% due 10/25/2030	265	271
6.750% due 08/21/2031	112,133	115,343
8.500% due 08/25/2031	138	143
1.905% due 09/25/2031 (a)	1,891	1,896
First Union Residential Securitization, Inc.
7.000% due 04/25/2025	331	340
6.750% due 08/25/2028	60	60
Freddie Mac
6.750% due 10/15/2003 (a)	2,097	2,117
7.000% due 10/15/2003	666	674
7.000% due 12/15/2003	22	23
10.150% due 04/15/2006	1	1
7.500% due 02/15/2007	265	276
7.500% due 04/01/2007	4	4
7.750% due 04/01/2007	3	3
8.000% due 10/01/2007	19	20
6.250% due 10/15/2007	3,293	3,381
13.675% due 06/15/2008 (a)	5	5
6.000% due 11/15/2008 (a)	183	194
6.200% due 12/15/2008	5,237	5,580
8.500% due 03/01/2009	55	60
6.000% due 03/15/2009	265	283
7.000% due 06/01/2010	5	5
7.550% due 03/15/2012	26	26
11.875% due 06/15/2013	50	51
6.000% due 11/15/2014	400	415
6.500% due 12/15/2014	570	602
6.000% due 06/15/2015	1,500	1,560
10.100% due 09/01/2016	216	249
7.500% due 11/15/2016	7,473	7,584
5.500% due 05/15/2018	116	117
10.000% due 11/15/2019	39	40
9.000% due 09/15/2020	25	26
5.000% due 10/15/2020	243	244
8.900% due 11/15/2020	4,943	4,949
9.500% due 11/15/2020	1,268	1,269
6.000% due 12/15/2020	90	91
6.250% due 12/15/2020	121	122
7.000% due 12/15/2020	79	82
8.750% due 12/15/2020	490	503
9.000% due 12/15/2020	1,094	1,122
9.500% due 01/15/2021	775	783
6.000% due 04/15/2021	200	203
8.000% due 04/15/2021 (a)	34	34
8.500% due 06/15/2021 (a)	9,695	10,088
5.500% due 07/15/2021	255	259
6.950% due 07/15/2021	191	195
9.000% due 07/15/2021	1,000	1,062
6.950% due 08/15/2021	54	56
9.500% due 08/15/2021	641	664
4.500% due 09/15/2021	121	122
6.000% due 09/15/2021	200	204
6.500% due 09/15/2021	366	374
7.000% due 09/15/2021	45	48
5.750% due 10/15/2021	1,561	1,561
8.000% due 12/15/2021	8,669	9,212
6.850% due 01/15/2022	8	8
7.000% due 03/15/2022	166	167
7.500% due 04/15/2022	238	241
8.250% due 06/15/2022	1,691	1,810
6.650% due 07/15/2022	481	491
7.000% due 07/15/2022	4,935	5,180
8.500% due 10/15/2022	2,774	2,901
6.000% due 11/15/2022	220	229
6.250% due 11/15/2022	200	208
6.500% due 11/15/2022	100	105
7.000% due 12/15/2022	21,000	21,764
7.500% due 01/15/2023	21,130	22,524
6.500% due 02/15/2023	1,250	1,289
7.500% due 05/01/2023	327	352
5.750% due 06/15/2023	42	42
6.500% due 07/15/2023	546	548
7.000% due 07/15/2023	2,285	2,483
7.500% due 07/15/2023 (a)	395	413
6.500% due 08/15/2023	187	200
5.500% due 09/15/2023	150	154
3.840% due 10/25/2023 (a)	4,569	4,756
7.410% due 10/25/2023	914	931
6.500% due 11/15/2023	6,538	6,714

48	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

6.250% due 01/15/2024	$26	$26
6.500% due 01/15/2024	35	38
5.000% due 02/15/2024	116	118
6.500% due 02/15/2024	5	5
6.500% due 03/15/2024	376	396
7.499% due 03/15/2024	7,647	7,802
8.000% due 04/25/2024	281	311
6.250% due 05/15/2024	3,649	3,684
6.000% due 07/17/2024	82	83
8.500% due 08/01/2024	583	636
5.750% due 09/15/2024	14	14
6.500% due 09/15/2024	149	151
8.000% due 09/15/2024	16,236	17,688
8.500% due 11/01/2024	258	281
5.500% due 11/15/2024	3,543	3,557
5.650% due 11/15/2024	32	33
6.000% due 11/15/2024	130	134
6.000% due 12/15/2024	220	226
5.750% due 01/15/2025	200	207
1.730% due 02/15/2025 (a)	1,483	1,484
5.835% due 03/15/2025	2,655	2,664
6.500% due 05/15/2025	154	156
5.750% due 06/15/2025	100	103
7.000% due 09/17/2025	2	2
6.000% due 12/15/2025	77	77
6.500% due 03/15/2026	110	113
6.000% due 08/15/2026	2,400	2,455
4.523% due 10/01/2026 (a)	1,274	1,324
6.000% due 11/15/2026	550	574
6.250% due 11/15/2026	700	719
6.000% due 12/15/2026	132	133
6.000% due 02/15/2027	250	259
6.250% due 02/15/2027	678	687
6.500% due 03/15/2027	29,964	31,279
7.500% due 03/17/2027	15,041	15,902
4.890% due 05/01/2027 (a)	69	72
5.500% due 06/15/2027	150	156
6.000% due 06/15/2027	23	23
6.500% due 06/15/2027	11,952	12,678
7.500% due 06/20/2027	38,961	42,052
6.000% due 07/15/2027	100	106
6.500% due 08/15/2027	18,394	19,080
6.500% due 09/15/2027	73,000	75,675
6.500% due 10/15/2027	32,300	33,832
6.000% due 11/15/2027	665	694
5.750% due 01/15/2028	109	111
6.500% due 01/25/2028	8,691	9,230
6.250% due 03/15/2028	10,000	10,580
6.500% due 04/15/2028	165,401	177,209
6.500% due 05/15/2028	65,688	69,757
6.500% due 06/15/2028	72,106	76,905
6.500% due 06/20/2028	27,507	29,461
6.500% due 07/15/2028	112,706	119,987
6.100% due 08/15/2028	9	9
6.500% due 08/15/2028	443,459	473,487
7.000% due 11/15/2028	9,000	9,546
6.000% due 12/01/2028	386	401
6.000% due 12/15/2028	24,891	26,253
6.250% due 12/15/2028	1,955	2,092
6.500% due 12/15/2028	8,298	8,881
6.000% due 01/15/2029	48,763	50,958
6.500% due 01/15/2029	27,901	29,957
6.000% due 02/15/2029 (a)	4,498	4,749
6.000% due 03/15/2029	434	434
6.500% due 03/15/2029 (a)	57,547	61,580
6.500% due 04/15/2029	15,146	16,066
6.500% due 06/01/2029	268	279
8.000% due 09/15/2029	9,253	10,651
1.630% due 12/15/2029 (a)	394	393
7.500% due 01/15/2030	7,860	8,673
7.500% due 02/01/2030	79	84
7.250% due 05/15/2030	1,174	1,221
7.500% due 07/15/2030	1,000	1,062
7.000% due 08/15/2030	14,894	15,763
7.500% due 08/15/2030	27,415	29,553
1.780% due 09/15/2030 (a)	2,212	2,221
7.000% due 09/15/2030 (a)	34,945	37,269
7.000% due 10/15/2030	23,363	25,211
7.500% due 10/15/2030	32,766	35,647
1.730% due 11/15/2030 (a)	363	363
6.500% due 04/15/2031	11,947	12,711
6.000% due 06/15/2031	8,439	8,762
5.500% due 07/15/2031	30,593	31,406
6.500% due 08/15/2031	17,852	19,103
6.000% due 12/15/2031	10,504	11,104
6.500% due 06/15/2032	17,847	19,012
6.000% due 07/15/2032	32,990	33,520
6.500% due 07/15/2032	10,442	11,238
4.617% due 08/15/2032 (a)	17,778	17,668
6.000% due 08/15/2032	22,937	23,396
6.000% due 09/15/2032	6,594	6,743
5.500% due 11/15/2032	10,694	10,142
Fund America Investors Corp. II
6.307% due 06/25/2023 (a)	1,181	1,202
GE Capital Mortgage Services, Inc.
6.250% due 07/25/2029	84,813	85,866
General Electric Capital Mortgage Services, Inc.
6.500% due 09/25/2023	1,175	1,180
6.500% due 12/25/2023 (a)	8,631	8,671
6.500% due 01/25/2024 (a)	3,895	3,923
6.000% due 02/25/2024	8,328	8,534
6.500% due 02/25/2024	13,985	14,259
6.500% due 03/25/2024 (a)	8,376	8,452
6.500% due 04/25/2024	57,383	58,141
6.750% due 06/25/2028	20,517	21,087
6.750% due 10/25/2028	11,821	12,080
6.250% due 12/25/2028	53,185	54,449
6.500% due 12/25/2028	19,500	19,905
6.350% due 05/25/2029	6,286	6,414
6.500% due 05/25/2029	9,858	10,142
6.750% due 05/25/2029	20,000	20,545
6.500% due 07/25/2029 (a)	95,240	98,118
7.000% due 09/25/2029	12,602	12,951
GMAC Commercial Mortgage Securities, Inc.
7.860% due 11/15/2006	250	258
6.150% due 11/15/2007	135	144
6.974% due 05/15/2008	23,239	25,779
8.950% due 08/20/2017	265	293
6.570% due 09/15/2033	29,457	32,135
GMAC Commercial Mortgage Corp.
2.007% due 09/20/2004 (a)	5,845	5,837
GMAC Mortgage Corp. Loan Trust
7.500% due 05/25/2030	10,834	10,897
7.198% due 11/25/2030 (a)	83	80
Goldman Sachs Mortgage Corp.
6.000% due 12/31/2007 (c)	6,169	6,763
Government Lease Trust
6.390% due 05/18/2007	10,000	11,034
4.000% due 05/18/2011	35,750	33,997
6.480% due 05/18/2011	14,000	15,776
Government National Mortgage Association
8.000% due 06/20/2025	81	87
7.000% due 10/20/2025 (a)	7,000	7,371
1.830% due 12/16/2025 (a)	853	858
6.000% due 03/20/2026	1,500	1,523
7.000% due 03/20/2026	226	228
7.500% due 07/16/2027	33,230	35,140
6.500% due 04/20/2028	13,754	14,790
6.500% due 06/20/2028	43,107	46,657
6.750% due 06/20/2028	26,158	27,855
7.250% due 07/16/2028	30	33
6.500% due 07/20/2028	73,379	79,277
6.500% due 09/20/2028	47,926	51,814
4.500% due 11/16/2028	28,981	27,443
4.500% due 12/20/2028	19,082	17,959
6.500% due 01/20/2029 (a)	32,752	35,056
7.000% due 02/16/2029	6,815	7,449
6.500% due 03/20/2029 (a)	16,259	17,380
8.000% due 03/20/2029	3,603	3,650
6.000% due 05/20/2029	12,579	13,205
7.500% due 11/20/2029	2,694	3,003
7.000% due 01/16/2030	7,687	8,453
1.780% due 02/16/2030 (a)	17,647	17,760
1.880% due 02/16/2030 (a)	16,683	16,801
1.930% due 02/16/2030 (a)	9,179	9,250
7.500% due 02/20/2030	25,188	27,114
1.683% due 06/20/2030 (a)	2,454	2,463
7.500% due 08/20/2030	14,862	15,771
1.783% due 09/20/2030 (a)	3,084	3,096
7.500% due 09/20/2030	6,028	6,539
1.730% due 10/16/2030 (a)	12,720	12,780
7.000% due 10/16/2030	29,806	32,464
6.500% due 03/20/2031	6,831	7,235
6.000% due 06/16/2032	18,826	19,905
6.000% due 07/20/2032	8,987	9,189
6.500% due 07/20/2032	3,132	3,324
6.750% due 10/16/2040	27,820	30,427
GS Mortgage Securities Corp.
6.526% due 08/15/2011 (a)	15,700	17,496
6.624% due 05/03/2018	55,900	61,912
6.044% due 08/15/2018	21,418	23,476
GSR Mortgage Loan Trust
6.000% due 03/25/2032	6,988	7,182
G-Wing Ltd.
3.981% due 05/06/2004 (a)	45,150	44,495
Harborview Mortgage Loan Trust
7.470% due 08/19/2030	6,125	6,238
Headlands Mortgage Securities, Inc.
7.155% due 12/25/2012 (a)	80	80
Home Savings of America
8.464% due 08/01/2006 (a)	8	8
4.302% due 05/25/2027 (a)	1,289	1,306
Housing Securities, Inc.
7.000% due 05/25/2023	2,649	2,674
ICI Funding Corp. Secured Assets Corp.
7.250% due 09/25/2027	5,925	5,988
7.750% due 03/25/2028 (a)	1,550	1,556
IMPAC CMB Trust
1.725% due 12/15/2030 (a)	20,902	20,944
1.585% due 11/25/2031 (a)	18,989	18,997
Imperial CMB Trust
6.650% due 11/25/2029	258	258
Imperial Savings Association
8.230% due 01/25/2017 (a)	29	29
8.854% due 07/25/2017 (a)	95	95
Independent National Mortgage Corp.
2.905% due 07/25/2025 (a)	803	803
Indymac Adjustable Rate Mortgage Trust
6.568% due 08/25/2031 (a)	5,605	5,726
6.432% due 01/25/2032 (a)	39,145	39,509
6.446% due 01/25/2032 (a)	7,864	7,925
International Mortgage Acceptance Corp.
12.250% due 03/01/2014	170	183
J.P. Morgan Commercial Mortgage Finance Corp.
8.228% due 02/25/2028 (a)	1,615	1,818
7.069% due 09/15/2029	28	30
LB Commercial Conduit Mortgage Trust
6.330% due 11/18/2004	21	21
Lehman Large Loan Trust
6.790% due 06/12/2004	20	21
Long Beach Mortgage Loan Trust
8.396% due 01/20/2017 (a)	48,984	53,551
Master Adjustable Rate Mortgages Trust
6.175% due 10/25/2032	34,766	35,508
Mellon Residential Funding Corp.
6.110% due 01/25/2029	9,805	9,868

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	49

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

6.580% due 07/25/2029 (a)	$28,898	$28,890
1.773% due 10/20/2029 (a)	30,358	30,781
Merrill Lynch Mortgage Investors, Inc.
6.439% due 06/15/2021 (a)	1,034	1,062
6.589% due 06/15/2021 (a)	3,114	3,399
6.849% due 06/15/2021 (a)	2,922	3,198
7.209% due 06/15/2021 (a)	649	705
1.583% due 01/20/2030 (a)	548	548
5.650% due 12/15/2030	5,712	6,003
MLCC Mortgage Investors, Inc.
1.530% due 09/15/2026 (a)	10,950	10,935
Morgan Stanley Capital I
5.990% due 03/15/2005	31	31
6.190% due 01/15/2007	10,780	11,473
6.170% due 10/03/2008	750	832
6.160% due 04/03/2009 (a)	10,254	10,975
7.460% due 02/15/2020	3,967	3,984
6.860% due 07/15/2029 (a)	91	91
6.220% due 06/01/2030	33	35
6.590% due 10/03/2030 (a)	2,520	2,643
Mortgage Capital Funding, Inc.
7.800% due 04/15/2006 (a)	500	569
7.008% due 09/20/2006	15,545	17,326
6.001% due 11/18/2031	51	55
Mortgage Obligation Structured Trust
7.700% due 10/25/2018	8,902	8,909
NationsBanc Montgomery Funding Corp.
6.750% due 06/25/2028	10,000	10,300
6.500% due 07/25/2028	14,470	14,954
6.750% due 08/25/2028	20,009	20,253
6.250% due 10/25/2028	7,000	7,210
Nationslink Funding Corp.
6.654% due 02/10/2006	20,624	22,332
1.675% due 04/10/2007 (a)	10,433	10,464
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030	12,327	13,190
Nomura Asset Securities Corp.
7.120% due 04/13/2036	460	513
Norwest Asset Securities Corp.
6.750% due 12/25/2012 (a)	2,472	2,470
6.500% due 04/25/2013	13,027	13,254
6.500% due 06/25/2013	7,283	7,423
7.500% due 03/25/2027	336	336
6.250% due 09/25/2028	195	198
6.750% due 10/25/2028	37,627	38,297
6.500% due 12/25/2028	39,751	40,091
6.000% due 01/25/2029	4,918	4,919
6.500% due 02/25/2029	62,012	63,732
6.200% due 04/25/2029 (a)	68,270	69,839
6.500% due 04/25/2029	26,751	27,528
6.250% due 05/25/2029	139	140
6.500% due 06/25/2029 (a)	46,178	46,597
6.500% due 10/25/2029	1,923	1,979
7.000% due 11/25/2029	14,453	14,676
Norwest Integrated Structured Assets, Inc.
7.000% due 09/25/2029	4,109	4,148
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018	208	210
Paine Webber Mortgage Acceptance Corp.
6.000% due 04/25/2009	6,136	6,226
PHH Mortgage Services Corp.
7.177% due 11/18/2027 (a)	537	563
PNC Mortgage Securities Corp.
6.750% due 06/25/2016 (a)	1,067	1,066
7.000% due 10/25/2027	3,737	3,733
6.750% due 12/25/2027	7,230	7,266
6.976% due 02/25/2028	3,224	3,228
7.000% due 02/25/2028	14,454	14,494
7.000% due 05/25/2028	952	964
6.750% due 07/25/2028	3,518	3,613
6.750% due 09/25/2028	3,980	4,075
6.750% due 10/25/2028	21,453	21,852
6.500% due 12/25/2028	2,522	2,536
6.750% due 12/25/2028	21,698	22,350
6.250% due 01/25/2029	9,257	9,571
6.500% due 01/25/2029	1,206	1,231
6.300% due 03/25/2029	9,955	10,274
6.200% due 06/25/2029 (a)	26,116	26,705
6.300% due 06/25/2029	15,992	16,109
6.500% due 06/25/2029 (a)	48,393	50,147
7.000% due 06/25/2030	11,303	11,754
1.755% due 12/25/2030 (a)	3,335	3,340
7.500% due 02/25/2031	4,864	4,954
7.500% due 05/25/2040 (a)	277	277
PNC Mortgage Trust
8.250% due 03/25/2030	11,861	12,188
Prudential Home Mortgage Securities
7.400% due 11/25/2007	510	509
7.000% due 01/25/2008	10,820	10,809
6.500% due 07/25/2008	4,511	4,521
6.750% due 07/25/2008	35	35
6.000% due 01/25/2009	32	32
6.950% due 11/25/2022	222	222
6.750% due 10/25/2023	8,949	8,955
5.900% due 12/25/2023	267	268
6.500% due 01/25/2024	1,525	1,558
6.250% due 04/25/2024	14,672	15,067
6.800% due 05/25/2024	12,987	13,783
6.450% due 11/25/2025	5,264	5,288
Prudential Securities Secured Financing Corp.
6.074% due 01/15/2008 (a)	9,212	9,935
Prudential-Bache Trust
8.400% due 03/20/2021	2,702	2,799
Regal Trust IV
3.808% due 09/29/2031 (a)	9,247	8,883
Resecuritization Mortgage Trust
1.556% due 04/26/2021 (a)	8	8
6.750% due 06/19/2028	17,600	18,559
6.500% due 04/19/2029	2,402	2,436
Residential Accredit Loans, Inc.
7.500% due 08/25/2027 (a)	4,580	4,675
7.000% due 02/25/2028	24,970	25,556
6.500% due 12/25/2028	400	411
6.500% due 05/25/2029	3,000	3,088
6.750% due 06/25/2029	127	128
7.000% due 07/25/2029	20	20
7.000% due 08/25/2031	6,701	6,724
Residential Asset Securitization Trust
7.000% due 10/25/2027	6,446	6,491
7.000% due 01/25/2028	9,448	9,623
6.500% due 12/25/2028	1,104	1,112
6.500% due 03/25/2029	14,094	14,222
6.750% due 03/25/2029	92	93
7.875% due 01/25/2030	137	141
8.000% due 02/25/2030	7,012	7,193
2.005% due 09/25/2030 (a)	3,766	3,781
6.180% due 05/25/2032	22,657	22,767
Residential Funding Mortgage Securities I, Inc.
7.500% due 09/25/2011 (a)	243	243
6.500% due 12/25/2012	9,108	9,152
5.500% due 07/25/2017	6,858	6,867
8.000% due 01/25/2023	400	399
8.000% due 02/25/2023	1,384	1,383
6.500% due 11/25/2023	1,660	1,683
7.500% due 12/25/2025	452	451
7.500% due 04/25/2027	879	878
7.250% due 08/25/2027	1,748	1,751
7.250% due 10/25/2027	6,984	6,975
7.000% due 11/25/2027	4,152	4,147
6.750% due 02/25/2028	5,554	5,616
6.750% due 06/25/2028	38,761	39,368
6.750% due 07/25/2028	13,292	13,561
6.750% due 08/25/2028	35,000	35,723
6.750% due 09/25/2028	65,993	67,420
6.500% due 10/25/2028	52,000	53,102
6.250% due 11/25/2028	3,000	3,068
6.500% due 12/25/2028	23,400	24,035
6.500% due 01/25/2029	72,314	74,408
6.500% due 03/25/2029	27,960	28,799
6.500% due 05/25/2029	17,828	18,207
6.500% due 06/25/2029 (a)	13,313	13,455
6.750% due 07/25/2029 (a)	22,600	23,138
7.000% due 10/25/2029	25,260	25,732
7.500% due 12/25/2030	1,218	1,217
6.316% due 06/25/2031 (a)	5,336	5,334
6.750% due 09/25/2031	16,448	16,565
6.750% due 10/25/2031	36,196	36,308
5.690% due 09/25/2032 (a)	135,472	137,768
Resolution Trust Corp.
6.550% due 05/25/2029 (a)	1,580	1,553
7.141% due 05/25/2029 (a)	1,187	1,186
7.604% due 05/25/2029 (a)	997	995
RMF Commercial Mortgage Securities, Inc.
6.751% due 01/15/2019 (a)	201	211
Ryland Acceptance Corp.
11.500% due 12/25/2016	36	39
Ryland Mortgage Securities Corp.
8.200% due 06/25/2021	19	19
7.004% due 08/25/2022 (a)	765	783
Saco I, Inc.
7.997% due 07/25/2030 (a)	648	652
1.695% due 10/25/2030 (a)	5,423	5,423
1.735% due 09/25/2040 (a)	110	110
Salomon Brothers Mortgage Securities VII, Inc.
7.235% due 11/25/2022 (a)	147	147
6.684% due 10/25/2023 (a)	40	40
7.718% due 03/25/2024 (a)	119	119
7.879% due 07/01/2024 (a)	1,044	1,045
8.071% due 09/25/2024 (a)	93	93
8.151% due 10/25/2024 (a)	77	78
7.643% due 11/25/2024 (a)	170	170
1.645% due 04/25/2029 (a)	1,203	1,202
1.685% due 04/25/2029 (a)	811	812
1.605% due 06/25/2029 (a)	3,099	3,072
7.599% due 12/25/2030 (a)	92	92
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018	1,012	1,018
Saxon Mortgage Securities Corp.
7.375% due 09/25/2023	6,372	6,364
Sears Mortgage Securities
12.000% due 02/25/2014	295	297
Securitized Asset Sales, Inc.
7.499% due 06/25/2023 (a)	122	123
6.510% due 10/25/2023 (a)	165	165
6.952% due 11/26/2023 (a)	350	349
Security Pacific National Bank
6.870% due 03/25/2018 (a)	46	46
6.749% due 09/25/2019 (a)	190	190
Sequoia Mortgage Trust
2.500% due 10/25/2024 (a)	35,455	35,428
1.641% due 10/19/2026	2,392	2,306
Small Business Administration
7.540% due 08/10/2009	78,432	89,919
7.452% due 09/01/2010	32,128	36,713
Structured Asset Mortgage Investments, Inc.
5.462% due 05/25/2022	7,664	7,629
6.750% due 03/25/2028	5,133	5,124
6.911% due 06/25/2028 (a)	5,123	5,324
6.250% due 11/25/2028	14,878	15,439
6.750% due 01/25/2029	10,000	10,187
6.576% due 06/25/2029 (a)	10,690	10,788
7.203% due 02/25/2030 (a)	707	715
6.750% due 05/02/2030	25,000	26,398
7.275% due 04/25/2032	17,046	17,487
1.611% due 09/19/2032 (a)	121,697	121,236

50	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Structured Asset Notes Transactions Ltd.
6.650% due 08/30/2005 (a)	$10,681	$10,091
Structured Asset Securities Corp.
7.000% due 02/25/2016	7,208	7,362
7.500% due 07/25/2016	16,214	16,834
7.000% due 12/25/2027 (a)	12,806	13,066
7.750% due 02/25/2028	593	603
6.750% due 07/25/2029	1,547	1,569
1.905% due 11/25/2030 (a)	4,836	4,818
1.755% due 05/25/2031 (a)	2,597	2,596
5.800% due 09/25/2031	26,923	27,267
6.500% due 09/25/2031 (a)	63,657	65,861
6.600% due 12/25/2031	7,697	7,882
6.250% due 01/25/2032	146,435	150,515
6.500% due 01/25/2032	14,384	14,433
1.595% due 02/25/2032 (a)	111,973	111,772
6.320% due 02/25/2032 (a)	66,221	66,452
6.150% due 07/25/2032 (a)	80,263	81,694
5.450% due 03/25/2033	36,731	37,348
Structured Mortgage Asset Residential Trust
7.584% due 07/25/2024 (a)	46	48
Superannuation Members Home Loans Global Fund
1.513% due 06/15/2026 (a)	9,484	9,495
Torrens Trust
1.540% due 07/15/2031 (a)	18,426	18,450
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028	4,000	4,312
6.800% due 01/25/2028	15,000	15,808
United Mortgage Securities Corp.
6.530% due 06/25/2032 (a)	11,959	12,125
6.964% due 09/25/2033 (a)	594	602
Vendee Mortgage Trust
6.500% due 05/15/2020	33,808	35,501
6.500% due 09/15/2024	6,420	6,878
6.835% due 01/15/2030 (a)	10,850	11,278
Washington Mutual Loan Trust
6.013% due 10/19/2039 (a)	1,569	1,572
6.601% due 10/19/2039 (a)	19,304	19,570
5.277% due 12/25/2040 (a)	21,674	21,838
4.470% due 01/25/2041 (a)	35,757	35,508
Washington Mutual Mortgage Securities Corp.
6.010% due 04/25/2031 (a)	1,000	1,008
6.000% due 02/25/2032	10,071	10,256
5.215% due 10/25/2032 (a)	226,870	232,546
Washington Mutual, Inc.
7.500% due 11/19/2029	216	217
6.398% due 10/19/2039	91,535	91,729
6.601% due 10/19/2039 (a)	34,847	35,221
Wells Fargo Mortgage-Backed Securities Trust
6.250% due 12/25/2016	813	837
7.000% due 03/25/2031	7,484	7,480
6.125% due 07/25/2031	132	132
6.633% due 10/25/2031 (a)	7,267	7,305
6.675% due 10/25/2031 (a)	9,914	9,966
6.706% due 10/25/2031 (a)	835	840
6.197% due 01/25/2032	14,531	14,550
6.251% due 01/25/2032 (a)	16,401	16,420
6.500% due 01/25/2032	4,374	4,387
5.221% due 09/25/2032 (a)	74,654	76,099
5.500% due 01/25/2033	29,375	29,966
Western Federal Savings & Loan Association
6.387% due 06/25/2021 (a)	93	93

		10,686,756

Fannie Mae 12.7%
0.990% due 03/01/2018	6,524	6,820
3.394% due 10/01/2040 (a)	9,998	10,180
3.402% due 10/01/2030-10/01/2040 (a)(d)	33,070	33,674
3.687% due 09/01/2017 (a)	2,470	2,488
3.958% due 03/01/2033 (a)	323	330
3.968% due 09/01/2024 (a)	703	718
4.079% due 09/01/2022 (a)	376	384
4.098% due 12/01/2023 (a)	441	458
4.130% due 06/01/2023 (a)	636	651
4.200% due 12/01/2023 (a)	330	344
4.244% due 03/01/2026 (a)	365	380
4.251% due 01/01/2024 (a)	325	338
4.265% due 11/01/2025 (a)	845	874
4.275% due 11/01/2025 (a)	160	163
4.294% due 08/01/2027 (a)	10,715	10,984
4.295% due 11/01/2023 (a)	76	77
4.309% due 03/01/2025 (a)	3,040	3,148
4.315% due 01/01/2024 (a)	266	278
4.330% due 02/01/2026 (a)	177	184
4.342% due 08/01/2025	3,734	3,832
4.344% due 11/01/2025 (a)	617	641
4.347% due 01/01/2024 (a)	573	594
4.367% due 12/01/2023 (a)	83	87
4.372% due 09/01/2022-09/01/2023 (a)(d)	1,477	1,523
4.373% due 11/01/2023 (a)	357	372
4.392% due 10/01/2024 (a)	313	323
4.398% due 04/01/2027 (a)	35	36
4.414% due 09/01/2025 (a)	435	444
4.454% due 05/01/2022 (a)	202	206
4.455% due 10/01/2023-09/01/2024 (a)(d)	1,256	1,296
4.499% due 01/01/2026 (a)	320	333
4.506% due 02/01/2028 (a)	118	120
4.529% due 05/01/2023 (a)	367	380
4.587% due 07/01/2024 (a)	2,262	2,347
4.597% due 12/01/2023 (a)	307	320
4.599% due 10/01/2024 (a)	172	178
4.602% due 04/01/2027 (a)	288	298
4.617% due 05/01/2025 (a)	1,184	1,235
4.626% due 12/01/2027 (a)	2,440	2,525
4.633% due 02/01/2028 (a)	310	321
4.669% due 08/01/2026 (a)	660	686
4.670% due 11/01/2025 (a)	1,562	1,602
4.710% due 11/01/2023 (a)	39	41
4.715% due 05/01/2026 (a)	168	175
4.724% due 10/01/2027 (a)	1,993	2,078
4.788% due 01/01/2018 (a)	816	836
4.856% due 06/01/2024 (a)	290	301
4.918% due 08/01/2023 (a)	145	148
5.000% due 04/01/2014-05/19/2018 (d)	1,152,321	1,179,332
5.025% due 05/01/2024 (a)	961	997
5.037% due 10/01/2023 (a)	356	367
5.116% due 05/01/2030 (a)	100	105
5.350% due 09/01/2027 (a)	281	291
5.500% due 01/01/2004-05/14/2033 (d)	3,326,076	3,453,335
5.891% due 07/01/2019 (a)	335	351
5.937% due 12/01/2031	5,522	6,110
6.000% due 11/01/2003-04/01/2032 (d)	3,729,279	3,903,909
6.048% due 01/01/2011	147	168
6.090% due 12/01/2008	47	53
6.210% due 08/01/2010	49,455	55,542
6.250% due 09/01/2029 (a)	192	199
6.255% due 09/01/2013	64,000	71,625
6.321% due 08/01/2027 (a)	564	592
6.420% due 12/01/2007	150	168
6.500% due 04/01/2003-09/01/2032 (d)	298,341	311,561
6.530% due 10/01/2013	4,201	4,689
6.550% due 01/01/2008	912	1,020
6.554% due 05/01/2023 (a)	1,045	1,087
6.555% due 08/01/2028	2,179	2,379
6.569% due 04/01/2026 (a)	357	365
6.730% due 11/01/2007	1,092	1,229
6.750% due 08/01/2003	2	2
6.847% due 07/01/2003	35	35
6.900% due 06/01/2007	365	406
6.982% due 06/01/2007	447	498
7.000% due 07/01/2003-06/01/2032 (a)(d)	30,603	31,882
7.040% due 03/01/2007	52	58
7.235% due 10/01/2003	51	52
7.250% due 01/01/2008-01/01/2023 (d)	5,727	6,106
7.391% due 06/01/2030 (a)	6,078	6,400
7.460% due 08/01/2029	3,863	4,464
7.500% due 08/01/2003-06/01/2031 (d)	7,864	8,738
7.750% due 06/01/2009	98	105
7.780% due 01/01/2018	2,190	2,687
7.850% due 07/01/2018	6,525	7,959
7.920% due 03/01/2018	2,700	3,350
7.980% due 05/01/2030	6,566	7,132
8.000% due 08/01/2003-06/01/2032 (d)	9,815	10,627
8.060% due 04/01/2030	1,824	1,954
8.080% due 04/01/2030	999	1,071
8.250% due 10/01/2008-03/01/2030 (d)	1,953	2,362
8.490% due 06/01/2025	966	1,054
8.500% due 11/01/2004-10/01/2031 (d)	33,594	36,245
9.000% due 10/01/2004-12/01/2027 (d)	3,186	3,490
9.500% due 12/01/2006-07/01/2026 (d)	4,276	4,728
9.750% due 11/01/2008	6	7
10.000% due 09/01/2003-05/01/2022 (d)	835	952
10.500% due 11/01/2013-04/01/2022 (d)	258	293
10.750% due 03/01/2014	13	14
11.000% due 11/01/2013-11/01/2020 (d)	147	170
11.500% due 08/20/2016-11/01/2019 (d)	39	45
12.000% due 05/01/2016	4	5
12.500% due 10/01/2015	19	23
13.250% due 09/01/2011	7	9
14.500% due 06/01/2012-01/01/2013 (d)	4	5
14.750% due 08/01/2012	103	127
15.000% due 10/01/2012 (a)	174	214
15.500% due 10/01/2012-12/01/2012 (d)	10	12
15.750% due 12/01/2011-08/01/2012 (d)	71	87
16.000% due 09/01/2012	68	84

		9,234,677

Federal Housing Administration 0.5%
6.755% due 03/01/2041	16,035	17,236
6.780% due 07/25/2040	7,551	8,232
6.790% due 05/01/2039	10,684	10,924
6.830% due 12/01/2039	3,439	3,956
6.875% due 11/01/2015	2,692	2,873
6.880% due 10/01/2040-02/01/2041 (d)	21,482	22,923
6.896% due 07/01/2020	14,930	15,949
6.900% due 12/01/2040	22,635	24,201
6.930% due 07/01/2014-01/01/2036 (d)	7,066	7,652
6.960% due 05/01/2016	6,844	7,253
7.050% due 03/25/2040	86	93
7.110% due 05/01/2019	3,624	3,876
7.125% due 03/01/2034	4,325	4,532
7.150% due 01/25/2029	9,335	9,804

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	51

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

7.211% due 12/01/2021	$1,519	$1,624
7.250% due 06/01/2040	8,202	9,471
7.310% due 06/01/2041	23,443	25,052
7.315% due 08/01/2019	20,947	22,401
7.350% due 11/01/2020-11/01/2022 (d)	9,154	9,789
7.375% due 02/01/2018-02/01/2022 (d)	5,107	5,468
7.400% due 01/25/2020-02/01/2021 (d)	11,781	12,618
7.430% due 12/01/2016-07/01/2025 (d)	81,918	87,532
7.450% due 05/01/2021-10/01/2023 (d)	8,241	8,855
7.460% due 01/01/2023	1,347	1,447
7.465% due 11/01/2019	12,595	13,564
7.500% due 01/31/2031-03/01/2032 (d)	3,692	3,783
7.580% due 12/01/2040	7,364	8,085
7.630% due 08/01/2041	17,645	17,177
7.650% due 11/01/2018	122	124
7.780% due 11/01/2040	7,358	8,179
7.880% due 03/01/2041	13,323	14,418
7.930% due 05/01/2016	1,734	1,750
8.250% due 01/01/2041	4,689	4,994
8.375% due 02/01/2012	320	319

		396,154

Freddie Mac 2.6%
1.680% due 06/15/2031 (a)	7,778	7,758
3.926% due 11/01/2026 (a)	2,790	2,879
3.959% due 07/01/2025 (a)	3,585	3,694
4.000% due 06/01/2017 (a)	10	11
4.250% due 04/01/2017-01/01/2019 (a)(d)	21	22
4.322% due 12/01/2022 (a)	121	126
4.324% due 09/01/2028 (a)	21	22
4.365% due 11/01/2023 (a)	38	40
4.366% due 01/01/2028 (a)	23	23
4.372% due 10/01/2023 (a)	343	357
4.385% due 10/01/2023 (a)	749	781
4.392% due 09/01/2023 (a)	742	774
4.421% due 04/01/2024 (a)	3,094	3,227
4.456% due 06/01/2024 (a)	1,548	1,617
4.461% due 01/01/2024 (a)	217	226
4.468% due 07/01/2023 (a)	791	812
4.481% due 10/01/2023 (a)	74	76
4.488% due 04/01/2029 (a)	523	547
4.509% due 08/01/2023 (a)	3,863	4,035
4.523% due 05/01/2023 (a)	448	457
4.588% due 08/01/2023 (a)	4	4
4.595% due 06/01/2022 (a)	203	209
4.620% due 01/01/2024 (a)	178	185
4.625% due 08/01/2024 (a)	110	114
4.627% due 09/01/2023 (a)	1,024	1,064
4.632% due 09/01/2023 (a)	701	718
4.635% due 12/01/2023 (a)	396	412
4.646% due 07/01/2023 (a)	228	237
4.651% due 07/01/2022 (a)	360	372
4.652% due 07/01/2027 (a)	92	95
4.670% due 07/01/2024 (a)	704	732
4.704% due 04/01/2023 (a)	159	164
4.720% due 09/01/2023 (a)	3,869	4,021
4.726% due 08/01/2023 (a)	353	366
4.750% due 06/01/2024 (a)	716	744
4.752% due 10/01/2023 (a)	444	460
4.764% due 08/01/2023 (a)	2,344	2,429
4.796% due 06/01/2022-08/01/2023 (a)(d)	674	697
4.849% due 03/01/2024	832	857
4.880% due 05/01/2023 (a)	331	343
4.900% due 11/01/2023 (a)	159	164
4.909% due 05/01/2023 (a)	395	409
4.981% due 10/01/2023 (a)	467	479
5.000% due 02/01/2007-05/14/2033 (a)(d)	26,761	26,685
5.278% due 12/01/2026 (a)	2,762	2,832
5.500% due 10/01/2008-05/14/2033 (a)(d)	835,707	851,416
5.875% due 09/01/2018 (a)	366	378
6.000% due 01/01/2011-05/14/2033 (d)	444,320	464,476
6.500% due 06/01/2003-10/01/2032 (d)	375,932	392,421
6.755% due 11/01/2028 (a)	7,464	7,833
6.775% due 11/01/2003	25	26
7.000% due 09/01/2003-05/15/2023 (d)	72,091	77,490
7.250% due 11/01/2008	50	51
7.274% due 09/01/2027 (a)	860	905
7.500% due 09/01/2003-10/01/2030 (a)(d)	3,594	3,749
7.645% due 05/01/2025	2,593	3,034
7.804% due 07/01/2030 (a)	13,145	13,626
8.000% due 10/01/2003-09/01/2024 (d)	1,903	2,029
8.250% due 08/01/2007-12/01/2009 (d)	89	94
8.500% due 09/01/2003-06/01/2030 (d)	1,891	2,052
8.750% due 04/01/2009-12/01/2010 (d)	20	22
9.000% due 07/01/2004-07/01/2030 (d)	437	478
9.250% due 10/01/2009-11/01/2013 (d)	8	8
9.500% due 09/01/2004-12/01/2022 (a)(d)	641	705
9.750% due 11/01/2004-05/01/2009 (d)	7	7
10.000% due 06/01/2004-03/01/2021 (d)	430	478
10.250% due 04/01/2009-07/01/2009 (d)	503	565
10.500% due 10/01/2017-01/01/2021 (d)	160	186
10.750% due 09/01/2009-12/01/2015 (a)(d)	216	241
11.000% due 04/01/2010-05/01/2020 (d)	334	381
11.250% due 10/01/2009-09/01/2015 (d)	12	14
11.500% due 01/01/2018	29	33
12.500% due 12/01/2012 (a)	10	12
13.250% due 10/01/2013	73	88
14.000% due 04/01/2016	9	11
15.500% due 08/01/2011-11/01/2011 (d)	7	9
16.250% due 05/01/2011	1	2

		1,895,096

Government National Mortgage Association 3.2%
4.000% due 11/20/2032	4,922	5,041
4.500% due 05/20/2028-02/20/2032 (a)(d)	61,919	63,394
4.875% due 02/20/2016 (a)	113	116
5.000% due 04/20/2028-08/20/2030 (a)(d)	104,968	107,981
5.250% due 03/20/2030 (a)	345	351
5.375% due 05/20/2017-05/20/2028 (a)(d)	283,062	289,910
5.500% due 01/15/2032-05/21/2033 (d)	915,230	938,931
5.625% due 12/20/2015-12/20/2027 (a)(d)	127,799	131,059
5.650% due 10/15/2012	9	9
5.750% due 08/20/2020-09/20/2027 (a)(d)	167,128	171,859
5.875% due 04/20/2023 (a)	114	117
6.000% due 10/15/2008-09/15/2032 (a)(d)	48,203	50,934
6.250% due 08/20/2027 (a)	9	10
6.500% due 10/15/2008-09/15/2040 (a)(d)	397,164	419,566
6.625% due 01/15/2040	9,482	10,493
6.670% due 08/15/2040	949	1,052
6.750% due 07/15/2031	1,444	1,582
6.800% due 05/15/2040	2,958	3,303
6.875% due 02/15/2040	985	1,104
7.000% due 11/15/2007-08/15/2042 (a)(d)	31,833	35,276
7.250% due 12/15/2022	580	610
7.500% due 07/15/2003-11/15/2042 (d)	26,757	29,818
7.700% due 06/15/2031	6,702	7,706
8.000% due 08/15/2005-05/20/2031 (a)(d)	5,784	6,260
8.250% due 08/15/2004-05/15/2022 (d)	573	628
8.500% due 03/20/2006-04/15/2031 (d)	4,403	4,803
8.750% due 03/15/2007-07/15/2007 (d)	43	46
9.000% due 09/15/2003-08/15/2030 (a)(d)	3,348	3,730
9.250% due 07/15/2003-12/20/2016 (d)	45	48
9.500% due 12/15/2003-07/15/2025 (a)(d)	3,146	3,538
9.750% due 07/15/2004	12	13
10.000% due 08/20/2004-02/15/2025 (d)	2,519	2,899
10.250% due 02/20/2019	11	13
10.500% due 06/15/2004-09/15/2021 (a)(d)	288	334
11.000% due 05/15/2004-04/20/2019 (d)	135	155
11.250% due 12/20/2015	1	1
11.500% due 10/15/2010-10/15/2015 (a)(d)	75	89
12.000% due 11/15/2012-05/15/2016 (d)	264	310
12.500% due 01/15/2011	1	1
13.000% due 12/15/2012	12	15
13.500% due 10/15/2012-09/15/2014 (d)	62	75
15.000% due 08/15/2011-11/15/2012 (a)(d)	129	158
16.000% due 11/15/2011-05/15/2012 (a)(d)	106	132
17.000% due 11/15/2011-12/15/2011 (d)	49	62

		2,293,532

Stripped Mortgage-Backed Securities 0.0%
Bear Stearns Commercial Mortgage Securities, Inc. (IO)
7.500% due 08/25/2024	12	1
Fannie Mae (IO)
0.950% due 03/25/2009 (a)	11,060	182
0.950% due 11/25/2021 (a)	4,318	15
6.500% due 05/25/2005	176	2
6.500% due 09/25/2008	247	27
6.500% due 10/25/2022	21	2
6.500% due 01/25/2023	1,769	166
7.290% due 02/25/2023 (a)	5,429	526
8.000% due 08/18/2027	83	14
903.213% due 08/25/2021	2	39

52	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

1000.000% due 04/25/2022	$1	$21
1122.425% due 09/25/2008	1	32
Fannie Mae (PO)
0.000% due 09/01/2007	289	281
0.000% due 01/25/2019	14	12
0.000% due 08/25/2023	172	156
Freddie Mac (IO)
6.000% due 10/15/2007	14	0
6.400% due 10/15/2008	18	2
6.500% due 11/15/2008	699	74
6.500% due 09/15/2023	91	9
6.942% due 02/15/2008 (a)	197	16
7.000% due 08/15/2008	799	67
7.000% due 04/15/2023	358	25
7.000% due 06/15/2023	3,470	310
7.238% due 12/15/2023 (a)	22	0
8.188% due 09/15/2007 (a)	1,776	143
9.000% due 05/15/2022	35	5
884.500% due 01/15/2021	1	3
1007.500% due 02/15/2022	1	19
1182.576% due 08/15/2007	3	37
Paine Webber CMO Trust (IO)
1359.500% due 08/01/2019	0	21
Prudential Home Mortgage Securities (IO)
1007.070% due 10/25/2023	0	1
Vendee Mortgage Trust (IO)
0.452% due 06/15/2023 (a)	91,826	1,392

		3,600

Total Mortgage-Backed Securities (Cost $23,828,742)		24,509,815

ASSET-BACKED SECURITIES 2.4%
Aames Mortgage Trust
1.640% due 06/15/2027 (a)	280	280
7.589% due 10/15/2029	82	90
ABSC Long Beach Home Equity Loan Trust
1.900% due 07/21/2030 (a)	375	375
1.560% due 08/21/2030 (a)	12,764	12,763
Ace Securities Corp.
1.625% due 11/25/2028 (a)	259	259
1.645% due 06/25/2032 (a)	100,432	100,471
Advanta Mortgage Loan Trust
1.505% due 05/25/2027 (a)	667	664
1.680% due 11/25/2029 (a)	1,660	1,657
8.250% due 08/25/2030	7,954	9,075
Advanta Revolving Home Equity Loan Trust
1.675% due 01/25/2024 (a)	9,747	9,757
1.555% due 02/25/2025 (a)	6,000	5,990
Aerco Ltd.
2.240% due 07/15/2025 (a)	36,894	36,534
American Express Master Trust
7.850% due 08/15/2005	220	240
American Stores Corp.
2.130% due 08/30/2004 (a)	20,000	20,000
Ameriquest Mortgage Securities, Inc.
1.600% due 06/15/2030 (a)	1,927	1,929
1.580% due 07/15/2030 (a)	5,621	5,630
1.575% due 08/25/2032 (a)	161	161
Amortizing Residential Collateral Trust
1.575% due 06/25/2032 (a)	5,106	5,097
Amresco Residential Securities Mortgage Loan Trust
1.495% due 07/25/2027 (a)	0	0
Asset-Backed Securities Corp. Home Equity
1.580% due 08/15/2032	29,968	29,951
Bank One Heloc Trust
1.543% due 04/20/2020 (a)	16,993	16,951
Bayview Auto Trust
7.640% due 11/25/2010	215	216
Bayview Financial Acquisition Trust
1.685% due 02/25/2030 (a)	10,263	10,275
1.695% due 07/25/2030 (a)	29,689	29,716
1.705% due 04/25/2031 (a)	57,807	57,726
1.585% due 07/25/2031 (a)	24,400	24,355
1.685% due 11/25/2031 (a)	3,446	3,444
Bear Stearns Asset-Backed Securities, Inc.
1.805% due 04/25/2032 (a)	11,281	11,306
1.635% due 10/25/2032 (a)	66,356	66,462
1.705% due 10/25/2032 (a)	22,099	22,133
Brazos Student Loan Finance Co.
2.130% due 06/01/2023 (a)	40,075	40,526
1.607% due 12/01/2025 (a)	20,370	20,334
Capital Asset Research Funding LP
6.400% due 12/15/2004	174	177
5.905% due 12/15/2005	648	646
Champion Home Equity Loan Trust
1.565% due 03/25/2029 (a)	1,447	1,442
1.705% due 09/25/2029 (a)	7,777	7,768
Charming Shoppes Master Trust
1.730% due 08/15/2008 (a)	250	251
Chase Funding Mortgage Loan Asset-Backed Certificates
1.525% due 10/25/2030 (a)	10,840	10,857
Cityscape Home Equity Loan Trust
7.650% due 09/25/2025	180	182
Community Program Loan Trust
4.500% due 10/01/2018	19,521	19,979
4.500% due 04/01/2029	26,000	23,591
Compucredit Credit Card Master Trust
1.500% due 03/15/2007 (a)	11,400	11,406
Conseco Finance Corp.
7.890% due 07/15/2018	497	507
7.800% due 05/15/2020	157	168
3.220% due 09/01/2023	622	624
1.650% due 10/15/2031 (a)	5,517	5,512
8.300% due 10/15/2031	2,000	2,131
7.970% due 05/01/2032	8,300	8,212
8.310% due 05/01/2032	12,400	10,890
Conseco Finance Home Loan Trust
8.080% due 02/15/2022	2,142	2,150
8.160% due 06/15/2024	2,000	2,034
Conseco Private Label Credit Card Master Note Trust
1.560% due 12/15/2008 (a)	35	34
Conseco Recreational Enthusiast Consumer Trust
7.562% due 10/15/2007	9	9
ContiMortgage Home Equity Loan Trust
6.990% due 03/15/2021	10	10
1.490% due 08/15/2028 (a)	317	317
Countrywide Asset-Backed Certificates
1.535% due 06/25/2031 (a)	813	813
1.565% due 05/25/2032 (a)	10,265	10,244
Credit-Based Asset Servicing and Securities
1.625% due 06/25/2032 (a)	46,125	46,108
Cross Country Master Credit Card Trust II
1.780% due 06/15/2006 (a)	3,373	3,380
Delta Funding Home Equity Loan Trust
1.690% due 09/15/2029 (a)	3,171	3,177
1.600% due 06/15/2030 (a)	10,664	10,682
Denver Arena Trust
6.940% due 11/15/2019	3,858	4,044
Discover Card Master Trust I
6.850% due 07/17/2007	960	1,045
1.655% due 10/16/2013 (a)	400	406
Embarcadero Aircraft Securitization Trust
1.760% due 08/15/2025 (a)	14,400	7,200
EQCC Home Equity Loan Trust
1.440% due 10/15/2027 (a)	331	331
7.448% due 08/25/2030	62	66
Equity One ABS, Inc.
1.585% due 11/25/2032 (a)	213	212
Equivantage Home Equity Loan Trust
6.550% due 10/25/2025	32	32
First Alliance Mortgage Loan Trust
2.500% due 01/25/2025 (a)	206	206
1.663% due 03/20/2031 (a)	9,643	9,657
Firstcity Auto Receivables Trust
7.400% due 12/15/2005	598	612
FMAC Loan Receivables Trust
7.900% due 04/15/2019	20	15
6.500% due 09/15/2020	173	185
6.830% due 09/15/2020	680	719
Freddie Mac
1.410% due 09/15/2026 (a)	8,614	8,560
GE Capital Equipment Lease Trust
6.850% due 05/20/2008 (a)	86	88
GMAC Mortgage Corp. Loan Trust
6.390% due 05/25/2027	8,000	8,251
7.950% due 03/25/2030	6,312	6,866
Green Tree Financial Corp.
6.240% due 11/01/2016	84	86
5.760% due 11/01/2018	145	146
8.300% due 05/15/2026	1,031	1,068
7.400% due 06/15/2027	1,476	1,516
6.870% due 02/01/2030	1,803	1,748
6.480% due 12/01/2030	55	54
Green Tree Home Improvement Loan Trust
1.450% due 08/15/2029 (a)	244	244
1.930% due 11/15/2029 (a)	1,033	1,031
Green Tree Recreational, Equipment, & Consumables Trust
6.490% due 02/15/2018	5	5
6.180% due 06/15/2019	10,642	10,820
Greenpoint Manufactured Housing
7.270% due 06/15/2029	110	112
Home Equity Asset Trust
1.605% due 11/25/2032 (a)	49,953	49,908
Household Home Equity Loan Trust
1.573% due 05/20/2031 (a)	2,053	2,052
Household Mortgage Loan Trust
1.583% due 05/20/2032 (a)	92,936	93,093
IMC Home Equity Loan Trust
7.038% due 07/25/2026 (a)	256	256
1.443% due 08/20/2029 (a)	49	49
IMPAC Secured Assets CMN Owner Trust
7.770% due 07/25/2025 (a)	662	690
Indymac Home Equity Loan Asset-Backed Trust
1.575% due 10/25/2029 (a)	947	951
1.595% due 07/25/2030 (a)	2,989	2,993
Indymac Manufactured Housing Contract
6.170% due 12/25/2011	2,659	2,658
Irwin Home Equity Loan Trust
1.675% due 02/25/2012 (a)	4,332	4,342
1.680% due 06/25/2021 (a)	3,606	3,609
1.595% due 06/25/2029 (a)	91,616	91,515
Keystone Owner Trust
6.840% due 12/25/2018	149	151
Long Beach Auto Receivables Trust
6.940% due 09/19/2007	602	613
Long Beach Mortgage Loan Trust
1.585% due 11/25/2009 (a)	57,940	57,854
1.600% due 04/21/2031 (a)	4,219	4,218
Mellon Residential Funding Corp.
5.565% due 06/25/2009	2,537	2,536
Merit Securities Corp.
7.880% due 12/28/2033	34,400	33,810
Merrill Lynch Mortgage Investors, Inc.
1.675% due 04/25/2031 (a)	25,221	25,250
Mesa Trust Asset-Backed Certificates
1.600% due 05/15/2033 (a)	2,749	2,749
Metropolitan Asset Funding, Inc.
1.765% due 04/25/2029 (a)	4,470	4,454
Mid-State Trust
8.330% due 04/01/2030	54,532	59,995
7.340% due 07/01/2035	1,822	1,979
6.340% due 10/15/2036	42,728	45,320
7.791% due 03/15/2038	8,218	9,248
MLCC Mortgage Investors, Inc.
1.660% due 03/15/2025 (a)	234	235

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	53

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

Morgan Stanley ABS Capital, Inc.
1.605% due 08/25/2030 (a)	$20,977	$20,922
Morgan Stanley Dean Witter Capital I
1.635% due 07/25/2032 (a)	40,683	40,662
1.725% due 11/25/2032	17,756	17,809
MPC Natural Gas Funding Trust
6.200% due 03/15/2013	7,706	8,715
Myra-Pemex Trust
2.187% due 10/20/2006 (a)	231	224
2.125% due 12/23/2006 (a)	3,788	3,674
2.152% due 12/23/2006 (a)	5,095	4,943
2.187% due 12/23/2006 (a)	1,962	1,903
New Century Home Equity Loan Trust
7.540% due 06/25/2029	66	70
North Carolina State Education Authority
1.498% due 06/01/2009 (a)	4,161	4,162
Novastar Home Equity Loan
1.580% due 04/25/2028 (a)	467	466
NPF XII, Inc.
2.460% due 11/01/2003 (a)(b)	49,000	9,800
Option One Mortgage Loan Trust
1.595% due 06/25/2030 (a)	308	305
1.595% due 09/25/2030 (a)	3,552	3,557
Provident Bank Home Equity Loan Trust
1.605% due 06/25/2021 (a)	8,356	8,356
Providian Gateway Master Trust
1.500% due 03/15/2007 (a)	18,500	18,510
Renaissance Home Equity Loan Trust
1.655% due 08/25/2032 (a)	34,213	34,256
Residential Asset Mortgage Products, Inc.
7.980% due 12/25/2030	17,688	18,478
Residential Asset Securitization Trust
6.750% due 03/25/2028	25,405	25,749
Residential Funding Mortgage Securities I, Inc.
7.670% due 01/25/2020	1,040	1,082
Residential Mortgage Loan Trust
2.055% due 09/25/2029 (a)	201	202
Salomon Brothers Mortgage Securities VII, Inc.
1.585% due 09/25/2028 (a)	11,665	11,647
1.695% due 04/25/2029	5,721	5,725
1.705% due 09/25/2029 (a)	17	17
1.700% due 11/15/2029 (a)	3,481	3,480
1.860% due 12/15/2029 (a)	31,857	31,891
1.645% due 02/25/2030 (a)	3,429	3,417
1.605% due 03/25/2032 (a)	12,579	12,566
Sand Trust
1.585% due 08/25/2032 (a)	6,282	6,282
Saxon Asset Securities Trust
1.565% due 11/25/2033 (a)	29,100	29,066
SLM Student Loan Trust
1.884% due 01/25/2007 (a)	17	17
1.924% due 10/25/2007 (a)	3,881	3,891
1.552% due 04/25/2011 (a)	12,169	12,197
UCFC Home Equity Loan
6.755% due 11/15/2023	91	91
6.870% due 07/15/2029	70	76
USAA Auto Loan Grantor Trust
6.100% due 02/15/2006	32	32
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013	36,343	36,699
WMC Mortgage Loan
1.730% due 10/15/2029 (a)	14,190	14,183
1.620% due 05/15/2030 (a)	6,073	6,069

Total Asset-Backed Securities (Cost $1,728,151)		1,694,712

SOVEREIGN ISSUES 2.6%
Banco Vivienda del Peru
9.980% due 08/01/2008	605	701
Banque Centrale De Tunisie
7.375% due 04/25/2012	4,900	5,280
Kingdom of Jordan
6.000% due 12/23/2023	4,100	3,659
Kingdom of Spain
7.000% due 07/19/2005	500	555
Kingdom of Sweden
10.250% due 11/01/2015	500	681
Manitoba Providence of Canada
7.500% due 02/22/2010	340	421
Province of Newfoundland
9.000% due 06/01/2019	500	699
Province of Quebec
8.800% due 04/15/2003	1,100	1,103
1.464% due 06/11/2004 (a)	15,500	15,507
6.500% due 01/17/2006	2,475	2,749
8.050% due 07/07/2024	800	1,055
7.365% due 03/06/2026	20,180	24,722
6.620% due 04/09/2026	25,000	31,051
Republic of Brazil
2.562% due 04/15/2006 (a)	152,282	139,155
11.500% due 03/12/2008	26,700	24,631
2.625% due 04/15/2009 (a)	7,724	6,102
11.000% due 01/11/2012	28,350	24,168
8.000% due 04/15/2014	379,360	300,643
8.875% due 04/15/2024	4,000	2,566
10.125% due 05/15/2027	20,000	14,300
12.250% due 03/06/2030	8,000	6,640
11.000% due 08/17/2040	122,500	92,181
Republic of Chile
5.500% due 01/15/2013	18,800	18,967
Republic of Panama
8.250% due 04/22/2008	63,450	67,733
9.625% due 02/08/2011	21,000	23,730
9.375% due 07/23/2012	54,950	60,735
10.750% due 05/15/2020	6,500	7,556
9.375% due 01/16/2023	44,520	46,969
8.875% due 09/30/2027	17,600	18,084
Republic of Peru
9.125% due 01/15/2008	15,300	16,524
9.125% due 02/21/2012	129,800	137,263
9.875% due 02/06/2015	8,500	9,180
4.500% due 03/07/2017	11,000	8,759
Republic of Poland
3.750% due 10/27/2024	1,800	1,541
Republic of South Africa
2.340% due 03/26/2009	2,000	2,016
9.125% due 05/19/2009	33,475	40,840
7.375% due 04/25/2012	26,000	29,315
State of Israel
6.200% due 06/14/2003	25	25
State of Qatar
2.540% due 02/18/2004 (a)	2,367	2,331
United Mexican States
9.750% due 04/06/2005	1,200	1,381
8.500% due 02/01/2006	4,681	5,418
10.375% due 02/17/2009	42	53
9.875% due 02/01/2010	23,900	29,636
8.375% due 01/14/2011	23,033	26,553
7.500% due 01/14/2012	17,060	18,642
6.375% due 01/16/2013	105,610	105,874
6.625% due 03/03/2015	27,000	27,068
11.375% due 09/15/2016	35,550	48,810
8.125% due 12/30/2019	6,700	7,223
8.000% due 09/24/2022	51,815	54,354
11.500% due 05/15/2026	7,890	10,947
8.300% due 08/15/2031	331,520	357,213
United Mexican States Value Recovery Right
0.000% due 06/30/2003 (a)	86,989	396
0.000% due 06/30/2004 (a)	181,719	827
0.000% due 06/30/2005 (a)	181,719	382
0.000% due 06/30/2006 (a)	103,610	83
0.000% due 06/30/2007 (a)	103,610	16

Total Sovereign Issues (Cost $1,779,907)		1,885,013

FOREIGN CURRENCY-DENOMINATED ISSUES (j)(k) 0.7%
AT&T Corp.
4.687% due 11/21/2003 (a)	EC	1,400	1,534
Banque Centrale De Tunisie
7.500% due 08/06/2009		2,300	2,735
Commonwealth of Canada
4.250% due 12/01/2026	C$	16,258	13,344
Commonwealth of New Zealand
4.500% due 02/15/2016 (e)	N$	81,000	55,852
El Paso Corp.
5.750% due 03/14/2006	EC	12,000	10,547
7.125% due 05/06/2009		63,300	53,428
France Telecom S.A.
1.013% due 07/16/2003 (a)	JY	9,400,000	78,677
Freddie Mac
4.500% due 03/15/2004	EC	70	78
5.750% due 09/15/2010		165	201
Halifax Group Euro Finance
7.627% due 12/29/2049		14,700	19,075
KBC Bank Fund Trust IV
8.220% due 11/29/2049		5,000	6,258
Lloyds TSB Capital I
7.375% due 02/07/2049 (a)		26,000	32,805
Oesterreich Kontrollbank
1.800% due 03/22/2010	JY	12,000	111
Pfizer, Inc.
0.800% due 03/18/2008		16,000	138
Republic of France
4.500% due 07/12/2003	EC	32	35
Republic of Germany
4.250% due 06/13/2003		90	99
Republic of Italy
4.500% due 07/15/2003 (h)		32	35
Royal Bank of Scotland PLC
6.770% due 03/31/2049		107,300	124,970
Tyco International Group S.A.
4.375% due 11/19/2004		31,500	33,049
United Kingdom Gilt
5.000% due 03/07/2012	BP	50	83
United Mexican States
7.000% due 06/02/2003	C$	30,200	20,565
6.750% due 06/06/2006	JY	2,000,000	18,949
7.500% due 03/08/2010	EC	5,000	5,843

Total Foreign Currency-Denominated Issues (Cost $419,198)			478,411

54	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

PURCHASED PUT OPTIONS 0.0%
Harborview Mortgage Loan Trust (OTC)
7.470% due 08/19/2030
Strike @ 100.000 Exp. 05/01/2005	$22,975	$0

PNC Mortgage Securities Corp. (OTC)
1.740% due 05/25/2040
Strike @ 100.000 Exp. 04/01/2005	6,200	0

Total Purchased Put Options (Cost $0)		0

CONVERTIBLE BONDS & NOTES 0.1%

Banking & Finance 0.1%
Verizon Global Funding Corp.
5.750% due 04/01/2003	20,080	20,080
0.000% due 05/15/2021	63,100	37,308

		57,388

Industrials 0.0%
Enron Corp.
0.000% due 02/07/2021 (b)	17,999	1,620

Utilities 0.0%
Cox Communications, Inc.
0.425% due 04/19/2020	25,000	12,062

Total Convertible Bonds & Notes (Cost $81,073)		71,070

PREFERRED SECURITY 0.6%

	Shares
DG Funding Trust
3.650% due 12/29/2049 (a)	35,250	363,075
UBS Preferred Funding Trust I
8.622% due 10/29/2049 (a)	38,900,000	47,636

Total Preferred Security (Cost $391,582)		410,711

PREFERRED STOCK 0.0%
Centaur Funding Corp.
9.080% due 04/21/2020	125	142
CSC Holdings, Inc.
11.125% due 04/01/2008	27,035	2,771
Fortis Amev NV
3.860% due 12/31/2049 (a)	85	11,560
3.870% due 12/31/2049 (a)	86	11,696
Home Ownership Funding
13.331% due 12/31/2049	4,125	2,486
Northern Rock PLC
8.000% due 12/31/2049	260,000	6,695

Total Preferred Stock (Cost $ 32,763)		35,350

SHORT-TERM INSTRUMENTS 29.5%
	Principal Amount (000s)
Commercial Paper 28.3%
ABN AMRO North America
1.290% due 04/07/2003	$51,100	51,089
1.280% due 04/08/2003	3,300	3,299
1.270% due 04/15/2003	6,100	6,097
1.280% due 05/14/2003	13,300	13,280
Alcon Capital Corp.
1.250% due 04/17/2003	3,100	3,098
1.240% due 05/06/2003	11,819	11,805
1.250% due 05/28/2003	16,600	16,567
1.250% due 05/29/2003	38,700	38,622
Anz (Delaware), Inc.
1.290% due 04/07/2003	2,000	2,000
1.240% due 05/05/2003	4,400	4,395
1.250% due 05/05/2003	600	599
1.230% due 05/06/2003	6,500	6,492
1.245% due 05/06/2003	11,200	11,186
1.250% due 05/27/2003	20,500	20,460
AT&T Corp.
3.572% due 04/18/2003	5,300	5,302
3.605% due 04/18/2003	3,200	3,201
3.720% due 04/18/2003	491,000	491,147
Barclays Bank PLC
1.250% due 04/30/2003	17,000	16,983
Barclays U.S. Funding Corp.
1.260% due 04/30/2003	5,100	5,095
1.253% due 05/06/2003	14,600	14,582
1.290% due 05/06/2003	100	100
1.220% due 05/27/2003	98,700	98,513
1.245% due 05/28/2003	3,400	3,393
1.255% due 05/28/2003	6,600	6,587
1.240% due 06/04/2003	400	399
1.255% due 06/04/2003	25,000	24,945
1.220% due 06/11/2003	46,100	45,988
Canadian Wheat Board
1.255% due 06/11/2003	800	798
CBA (de) Finance
1.270% due 04/07/2003	350	350
1.300% due 04/07/2003	51,400	51,389
1.290% due 04/08/2003	20,400	20,395
1.240% due 04/09/2003	30,900	30,892
1.280% due 04/10/2003	19,100	19,094
1.260% due 04/11/2003	2,800	2,799
1.270% due 04/16/2003	17,400	17,391
1.300% due 04/16/2003	600	600
1.250% due 04/23/2003	6,100	6,095
1.260% due 04/23/2003	10,000	9,992
1.265% due 04/29/2003	800	799
1.240% due 04/30/2003	900	899
1.260% due 04/30/2003	10,200	10,190
1.240% due 05/01/2003	2,700	2,697
1.230% due 05/12/2003	2,600	2,596
1.250% due 05/12/2003	11,200	11,184
CDC Commercial Corp.
1.280% due 04/02/2003	3,700	3,700
1.250% due 04/03/2003	25,000	24,998
1.260% due 04/03/2003	79,700	79,694
1.240% due 04/16/2003	84,500	84,456
1.210% due 04/17/2003	2,000	1,999
1.240% due 04/17/2003	100,000	99,945
1.250% due 05/02/2003	25,000	24,973
1.250% due 05/06/2003	15,000	14,982
1.250% due 05/08/2003	21,300	21,273
1.230% due 05/21/2003	115,800	115,602
1.240% due 05/21/2003	1,700	1,697
Danske Corp.
1.260% due 04/07/2003	3,000	2,999
1.270% due 04/07/2003	500	500
1.280% due 04/07/2003	6,400	6,399
1.290% due 04/07/2003	12,800	12,797
1.300% due 04/07/2003	1,100	1,100
1.270% due 04/08/2003	3,200	3,199
1.280% due 04/08/2003	1,000	1,000
1.290% due 04/09/2003	80,300	80,277
1.270% due 04/10/2003	8,300	8,297
1.280% due 04/10/2003	12,800	12,796
1.290% due 04/14/2003	4,500	4,498
1.270% due 04/15/2003	5,000	4,998
1.255% due 04/23/2003	2,234	2,232
1.258% due 04/23/2003	1,000	999
1.270% due 04/23/2003	4,000	3,997
1.250% due 04/24/2003	11,900	11,891
1.260% due 04/24/2003	10,000	9,992
1.240% due 04/25/2003	5,300	5,296
1.240% due 04/28/2003	34,800	34,768
1.255% due 04/28/2003	1,900	1,898
1.270% due 04/28/2003	24,000	23,977
1.250% due 04/30/2003	24,200	24,176
1.220% due 05/05/2003	3,805	3,801
1.250% due 05/09/2003	3,600	3,595
1.260% due 05/09/2003	300	300
1.220% due 05/12/2003	15,400	15,379
1.250% due 05/12/2003	198	198
1.250% due 05/19/2003	300	300
1.220% due 06/11/2003	11,800	11,771
1.230% due 06/11/2003	1,300	1,297
1.240% due 06/11/2003	12,354	12,324
Dupont De Nemours & Co.
1.250% due 04/09/2003	244	244
Eksportfinans AS
1.250% due 04/02/2003	54,100	54,098
1.270% due 04/02/2003	19,645	19,644
1.245% due 04/10/2003	179,100	179,044
1.230% due 04/22/2003	92,600	92,534
1.235% due 04/24/2003	200,000	199,842
1.245% due 04/25/2003	33,100	33,073
Export Development Corp.
1.250% due 05/16/2003	7,500	7,488
Fannie Mae
1.300% due 04/01/2003	2,167,200	2,167,200
1.320% due 04/01/2003	3,700	3,700
1.250% due 04/02/2003	66,957	66,955
1.280% due 04/04/2003	2,000	2,000
1.240% due 04/09/2003	2,000	1,999
1.250% due 04/09/2003	174,519	174,471
1.710% due 04/09/2003	28,413	28,402
1.180% due 04/16/2003	42,800	42,779
1.190% due 04/21/2003	13,000	12,991
1.235% due 04/28/2003	35,362	35,329
1.270% due 04/30/2003	19,800	19,780
1.440% due 04/30/2003	99,875	99,759
1.450% due 04/30/2003	86,544	86,452
1.270% due 05/07/2003	6,000	5,992
1.290% due 05/07/2003	23,500	23,470
1.425% due 05/07/2003	6,000	5,991
1.220% due 05/14/2003	2,000	1,997
1.225% due 05/14/2003	1,200	1,198
1.230% due 05/14/2003	27,587	27,546
1.250% due 05/14/2003	3,100	3,095
1.270% due 05/14/2003	5,000	4,992
1.290% due 05/14/2003	323,950	323,451
1.305% due 05/14/2003	3,800	3,794
1.315% due 05/14/2003	6,600	6,590
1.225% due 05/21/2003	9,247	9,231
1.270% due 05/21/2003	1,000	998
1.275% due 05/21/2003	171,400	171,096
1.290% due 05/21/2003	17,709	17,677
1.295% due 05/21/2003	6,000	5,989
1.250% due 05/27/2003	17,500	17,466
1.295% due 05/27/2003	3,500	3,493
1.240% due 05/28/2003	17,700	17,665
1.250% due 05/28/2003	48,300	48,204
1.280% due 05/28/2003	50,400	50,298
1.330% due 05/28/2003	15,234	15,202
1.180% due 05/30/2003	1,000	998
1.190% due 06/04/2003	311,650	310,964
1.310% due 06/04/2003	77,600	77,429
1.190% due 06/09/2003	800	798
1.190% due 06/10/2003	27,800	27,734
1.195% due 06/11/2003	350,100	349,253
1.230% due 06/12/2003	74,200	74,017
1.195% due 06/18/2003	376,023	375,027
1.200% due 06/18/2003	10,600	10,572

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	55

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2003

	Principal Amount (000s)	Value (000s)

1.240% due 06/24/2003	$16,500	$16,453
1.190% due 06/25/2003	235,445	234,769
1.195% due 06/25/2003	284,650	283,833
1.240% due 06/25/2003	52,000	51,851
1.230% due 07/01/2003	52,100	51,941
1.230% due 07/02/2003	113,650	113,298
Federal Home Loan Bank
1.140% due 04/04/2003	8,100	8,099
1.225% due 04/11/2003	700	700
1.235% due 04/11/2003	80,885	80,857
1.245% due 04/11/2003	1,500	1,499
1.254% due 04/11/2003	150,000	149,948
1.225% due 04/16/2003	167,921	167,835
1.235% due 04/16/2003	14,200	14,193
1.239% due 04/16/2003	167,900	167,813
1.240% due 04/16/2003	6,000	5,997
1.710% due 04/16/2003	4,700	4,697
1.179% due 04/21/2003	57,900	57,862
1.180% due 04/21/2003	13,229	13,220
1.220% due 04/21/2003	6,700	6,695
1.200% due 04/23/2003	501,208	500,840
1.210% due 04/23/2003	3,300	3,298
1.220% due 04/23/2003	56,100	56,058
1.440% due 04/23/2003	9,998	9,989
1.190% due 04/25/2003	10,550	10,542
1.200% due 04/25/2003	268,584	268,369
1.440% due 04/25/2003	184,249	184,072
1.225% due 04/30/2003	50,000	49,951
1.230% due 04/30/2003	66,800	66,734
1.235% due 05/02/2003	200,000	199,787
1.220% due 05/07/2003	8,700	8,689
1.225% due 05/07/2003	61,360	61,285
1.180% due 05/09/2003	7,000	6,991
1.225% due 05/09/2003	8,600	8,589
1.220% due 05/14/2003	25,800	25,762
1.230% due 05/14/2003	1,300	1,298
1.270% due 05/14/2003	5,000	4,992
1.280% due 05/15/2003	1,400	1,398
1.290% due 05/15/2003	19,000	18,970
1.270% due 05/16/2003	1,600	1,597
1.280% due 05/21/2003	59,200	59,095
1.290% due 05/21/2003	10,701	10,682
1.195% due 05/23/2003	6,100	6,089
1.200% due 05/23/2003	400	399
1.225% due 05/28/2003	3,600	3,593
1.230% due 05/28/2003	65,800	65,672
1.290% due 05/28/2003	25,000	24,949
1.235% due 05/30/2003	245,500	245,003
1.330% due 05/30/2003	11,003	10,979
1.210% due 06/25/2003	51,990	51,841
Fonterra Co-operative Group Ltd.
1.270% due 04/29/2003	13,200	13,187
1.290% due 04/29/2003	62,000	61,938
Freddie Mac
1.235% due 04/01/2003	6,000	6,000
1.300% due 04/01/2003	20,200	20,200
1.245% due 04/10/2003	49,700	49,685
1.250% due 04/10/2003	208,716	208,651
1.200% due 04/14/2003	6,000	5,997
1.285% due 04/14/2003	19,100	19,091
1.290% due 04/14/2003	76,000	75,965
1.240% due 04/17/2003	62,617	62,583
1.190% due 04/22/2003	49,500	49,466
1.200% due 04/23/2003	87,155	87,091
1.440% due 04/24/2003	50,000	49,954
1.180% due 04/25/2003	18,800	18,785
1.180% due 04/30/2003	35,100	35,067
1.230% due 04/30/2003	7,026	7,019
1.220% due 05/08/2003	41,800	41,748
1.230% due 05/08/2003	1,150	1,149
1.180% due 05/13/2003	22,400	22,369
1.220% due 05/15/2003	5,100	5,092
1.230% due 05/15/2003	3,285	3,280
1.190% due 05/20/2003	62,475	62,374
1.180% due 05/22/2003	1,040	1,038
1.230% due 05/22/2003	1,300	1,298
1.272% due 05/22/2003	47,575	47,489
1.275% due 05/22/2003	68,400	68,276
1.285% due 05/22/2003	124,956	124,729
1.290% due 05/22/2003	72,786	72,653
1.180% due 05/23/2003	24,300	24,259
1.225% due 05/29/2003	7,300	7,286
1.230% due 05/29/2003	63,529	63,403
1.250% due 05/29/2003	24,900	24,850
1.295% due 05/29/2003	3,000	2,994
1.225% due 05/30/2003	10,400	10,379
1.220% due 06/05/2003	89,350	89,151
1.190% due 06/12/2003	124,415	124,109
1.200% due 06/12/2003	10,200	10,175
1.205% due 06/12/2003	42,276	42,172
1.190% due 06/13/2003	2,200	2,195
1.235% due 06/13/2003	197,000	196,509
1.225% due 06/16/2003	42,200	42,091
1.230% due 06/16/2003	27,350	27,279
1.235% due 06/16/2003	184,700	184,222
1.210% due 06/19/2003	250,885	250,213
1.230% due 06/20/2003	97,882	97,617
1.190% due 06/24/2003	3,500	3,490
1.230% due 06/24/2003	17,000	16,952
1.230% due 08/21/2003	9,100	9,058
General Electric Capital Corp.
1.320% due 04/02/2003	18,090	18,089
1.250% due 04/15/2003	12,700	12,694
1.255% due 06/11/2003	400	399
1.260% due 06/11/2003	36,100	36,013
1.260% due 06/12/2003	5,800	5,786
1.250% due 06/25/2003	22,700	22,635
Gillette Co.
1.350% due 04/01/2003	22,300	22,300
GlaxoSmithKline PLC
1.250% due 04/02/2003	1,400	1,400
1.250% due 04/09/2003	16,600	16,595
1.290% due 04/09/2003	2,000	1,999
1.250% due 04/14/2003	48,000	47,978
1.250% due 04/30/2003	31,600	31,568
HBOS Treasury Services PLC
1.205% due 04/02/2003	9,000	9,000
1.280% due 04/02/2003	13,300	13,300
1.300% due 04/02/2003	6,900	6,900
1.205% due 04/03/2003	13,600	13,599
1.210% due 04/03/2003	117,700	117,692
1.250% due 04/07/2003	200	200
1.300% due 04/07/2003	6,500	6,499
1.280% due 04/08/2003	4,300	4,299
1.300% due 04/11/2003	33,800	33,788
1.250% due 04/14/2003	175	175
1.255% due 04/14/2003	25,600	25,588
1.260% due 04/14/2003	1,000	1,000
1.290% due 04/14/2003	500	500
1.270% due 04/15/2003	3,750	3,748
1.280% due 04/15/2003	17,800	17,791
1.260% due 04/22/2003	13,400	13,390
1.270% due 04/22/2003	3,300	3,298
1.250% due 04/23/2003	2,007	2,005
1.260% due 04/23/2003	3,500	3,497
1.260% due 04/24/2003	10,000	9,992
1.250% due 04/25/2003	94,600	94,521
1.250% due 04/30/2003	11,100	11,089
1.250% due 05/01/2003	2,000	1,998
1.260% due 05/01/2003	13,600	13,586
1.255% due 05/02/2003	5,700	5,694
1.260% due 05/02/2003	14,800	14,784
1.260% due 05/06/2003	4,300	4,295
1.260% due 05/07/2003	13,000	12,984
1.300% due 05/07/2003	200	200
1.250% due 05/08/2003	14,600	14,581
1.255% due 05/08/2003	11,300	11,285
1.260% due 05/08/2003	2,746	2,742
1.270% due 05/08/2003	2,700	2,696
1.250% due 05/09/2003	7,450	7,440
1.255% due 05/09/2003	2,200	2,197
1.260% due 05/12/2003	16,254	16,231
1.260% due 05/13/2003	100	100
1.250% due 05/14/2003	22,000	21,967
1.250% due 05/19/2003	15,500	15,474
1.265% due 05/22/2003	7,400	7,387
1.255% due 05/23/2003	15,600	15,572
1.245% due 05/28/2003	92,900	92,717
1.220% due 06/12/2003	5,700	5,686
1.240% due 06/12/2003	400	399
1.250% due 06/12/2003	600	599
KFW International Finance, Inc.
1.230% due 04/15/2003	50,000	49,976
1.240% due 04/28/2003	27,200	27,175
1.240% due 05/06/2003	12,500	12,485
1.235% due 05/21/2003	75,000	74,871
1.240% due 06/12/2003	1,200	1,197
Lloyds Bank PLC
1.250% due 04/22/2003	2,100	2,098
1.250% due 05/06/2003	2,200	2,197
1.290% due 05/06/2003	30,000	29,962
1.250% due 05/27/2003	18,950	18,913
Merck & Co., Inc.
1.220% due 05/02/2003	1,200	1,199
National Australia Funding, Inc.
1.250% due 04/02/2003	18,200	18,199
1.280% due 04/03/2003	19,700	19,699
1.300% due 04/03/2003	900	900
Nestle Australia Corp.
1.240% due 04/24/2003	2,300	2,298
1.245% due 05/29/2003	199,700	199,299
1.245% due 06/11/2003	13,300	13,268
1.245% due 06/12/2003	48,300	48,181
1.255% due 06/12/2003	300	299
Pfizer, Inc.
1.250% due 04/01/2003	4,700	4,700
1.360% due 04/01/2003	11,000	11,000
1.240% due 04/04/2003	33,350	33,347
1.240% due 04/08/2003	77,800	77,781
1.240% due 04/09/2003	27,900	27,892
1.250% due 04/10/2003	2,400	2,399
1.250% due 04/15/2003	111,440	111,386
1.250% due 04/16/2003	121,000	120,937
1.245% due 04/24/2003	37,450	37,420
Rabobank Nederland NV
1.230% due 04/01/2003	68,200	68,200
1.240% due 04/01/2003	100,000	100,000
1.390% due 04/01/2003	645,300	645,300
Royal Bank of Scotland PLC
1.260% due 04/03/2003	2,300	2,300
1.250% due 04/14/2003	18,100	18,092
1.270% due 04/14/2003	16,200	16,193
1.200% due 04/15/2003	3,900	3,898
1.200% due 04/29/2003	600	599
1.255% due 04/29/2003	19,400	19,381
1.240% due 04/30/2003	200	200
1.255% due 04/30/2003	15,200	15,185
1.270% due 04/30/2003	6,400	6,393
1.290% due 04/30/2003	9,000	8,991
1.240% due 05/02/2003	7,900	7,892
1.245% due 05/02/2003	15,500	15,483
1.240% due 05/05/2003	12,200	12,186
1.250% due 05/06/2003	14,300	14,283
1.250% due 05/07/2003	4,800	4,794
1.250% due 05/28/2003	14,000	13,972

56	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Shell Finance (UK) PLC
1.280% due 05/13/2003	$30,200	$30,155
1.280% due 05/19/2003	8,900	8,885
1.280% due 05/20/2003	1,300	1,298
Stadshypotek, Inc.
1.240% due 04/10/2003	73,500	73,477
1.265% due 04/23/2003	85,400	85,334
1.260% due 05/08/2003	200,000	199,741
1.250% due 05/13/2003	46,300	46,232
Svenska Handelsbank, Inc.
1.250% due 04/02/2003	22,800	22,799
1.255% due 04/02/2003	1,900	1,900
1.260% due 04/02/2003	2,200	2,200
1.275% due 04/02/2003	6,500	6,500
1.250% due 04/07/2003	2,200	2,200
1.290% due 04/07/2003	3,000	2,999
1.280% due 04/09/2003	2,400	2,400
1.260% due 04/21/2003	5,200	5,196
1.250% due 04/22/2003	21,700	21,684
1.270% due 04/22/2003	24,100	24,082
1.250% due 04/28/2003	1,000	999
1.255% due 04/28/2003	2,800	2,797
1.255% due 04/30/2003	12,300	12,288
1.250% due 05/07/2003	4,200	4,195
1.255% due 05/07/2003	6,700	6,692
1.260% due 05/12/2003	200	200
1.250% due 05/13/2003	10,600	10,585
1.255% due 05/19/2003	3,300	3,294
1.280% due 05/19/2003	1,250	1,248
1.230% due 06/24/2003	3,500	3,490
1.240% due 06/26/2003	7,200	7,179
1.250% due 06/26/2003	2,300	2,293
Swedbank Forenings PLC
1.260% due 04/08/2003	15,900	15,896
1.280% due 04/08/2003	2,300	2,299
Swedish National Housing Finance
1.270% due 04/14/2003	25,300	25,288
TotalFinaElf Capital S.A.
1.360% due 04/01/2003	38,800	38,800
UBS Finance, Inc.
1.390% due 04/01/2003	57,500	57,500
1.255% due 04/02/2003	1,000	1,000
1.280% due 04/02/2003	134,800	134,795
1.285% due 04/02/2003	52,200	52,198
1.250% due 04/04/2003	14,000	13,999
1.315% due 04/04/2003	165,200	165,182
1.330% due 04/04/2003	41,000	40,995
1.280% due 04/07/2003	8,200	8,198
1.290% due 04/07/2003	15,000	14,997
1.200% due 04/08/2003	1,350	1,350
1.250% due 04/08/2003	210,700	210,649
1.260% due 04/08/2003	4,000	3,999
1.275% due 04/08/2003	219,150	219,096
1.290% due 04/08/2003	55,100	55,086
1.180% due 04/09/2003	130,100	130,066
1.250% due 04/09/2003	1,000	1,000
1.260% due 04/09/2003	1,320	1,320
1.270% due 04/09/2003	50,700	50,686
1.275% due 04/09/2003	36,300	36,290
1.280% due 04/09/2003	111,200	111,168
1.290% due 04/09/2003	60,100	60,083
1.180% due 04/10/2003	9,100	9,097
1.235% due 04/10/2003	344,700	344,594
1.290% due 04/10/2003	2,500	2,499
1.235% due 04/11/2003	72,300	72,275
1.290% due 04/11/2003	41,700	41,685
1.250% due 04/14/2003	100	100
1.260% due 04/14/2003	91,600	91,558
1.265% due 04/15/2003	3,300	3,298
1.240% due 04/16/2003	185,700	185,604
1.240% due 04/17/2003	500,000	499,724
1.215% due 04/21/2003	129,500	129,413
1.215% due 04/22/2003	750,000	749,468
1.230% due 04/22/2003	4,000	3,997
1.250% due 04/24/2003	381,200	380,896
Westpac Capital Corp.
1.290% due 04/07/2003	41,000	40,991
1.270% due 04/09/2003	2,700	2,699
1.290% due 04/09/2003	23,500	23,493
1.280% due 05/14/2003	13,221	13,201
1.260% due 05/27/2003	3,750	3,743
1.240% due 05/28/2003	22,800	22,755
1.250% due 06/18/2003	1,000	997
1.260% due 06/18/2003	750	748
Westpac Trust Securities NZ Ltd.
1.250% due 04/07/2003	8,100	8,098
1.290% due 04/07/2003	7,900	7,898
1.245% due 05/28/2003	11,800	11,777
1.250% due 05/28/2003	200	200
1.250% due 06/19/2003	4,200	4,189
World Bank
1.200% due 05/12/2003	35,120	35,072

		20,580,128

Repurchase Agreement 0.5%
State Street Bank
1.050% due 04/01/2003	365,109	365,109

(Dated 03/31/2003. Collateralized by Federal Home Loan Bank 1.425% due 03/08/2004 valued at $91,917; 1.550% due 12/22/2003 valued at $51,001; 1.410% due 03/22/2004 valued at $76,512; 1.250% due 04/13/2004 valued at $76,500 and Fannie Mae 4.100% due 03/30/2004 valued at $76,506. Repurchase proceeds are $365,120.)

U.S. Treasury Bills 0.7%
1.150% due 05/08/2003-05/15/2003 (f)	525,330	524,614

Total Short-Term Instruments (Cost $21,469,768)		21,469,851

Total Investments 106.2% (Cost $76,107,131)		$77,164,485
Written Options (g) (0.2%) (Premiums $144,065)		(133,846)
Other Assets and Liabilities (Net) (6.0%)		(4,368,348)

Net Assets 100.0%		$72,682,291

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Security is in default.

(c)	Restricted security.

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e)	Principal amount of security is adjusted for inflation.

(f)	Securities with an aggregate market value of $ 383,318 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor Written Put Options
Strike @ 97.500 (03/2004)—Short	3,946	$503
Euribor Written Put Options
Strike @ 96.750 (06/2003)—Short	8,655	3,608
Euribor Written Put Options
Strike @ 97.750 (09/2003)—Short	5,950	1,951
Euribor Written Put Options
Strike @ 96.500 (12/2003)—Short	4,070	3,250
Euribor Written Put Options
Strike @ 96.750 (12/2003)—Short	4,294	4,100
Euribor Written Put Options
Strike @ 97.375 (12/2003)—Short	3,963	2,089
Euribor Written Put Options
Strike @ 97.500 (12/2003)—Short	12,081	4,627
Euribor Purchased Put Options
Strike @ 95.500 (12/2003)—Long	14,000	(188)
Euribor Purchased Put Options
Strike @ 95.375 (12/2003)—Long	1,000	(13)
Euribor March Futures (03/2004)—Long	1,856	(849)
Euribor June Futures (06/2003)—Long	3,336	6,993
Euribor September Futures (09/2003)—Long	15,345	15,893
Euribor December Futures (12/2003)—Long	7,731	1,158
Euro-Bobl 5 Year Note (06/2003)—Long	2,623	(2,754)
United Kingdom 90 Day LIBOR Futures (03/2004)—Long	9,552	(2,988)
United Kingdom 90 Day LIBOR Futures (12/2003)—Long	1,828	(724)
U.S. Treasury 5 Year Note (06/2003)—Long	13,763	7,781
U.S. Treasury 10 Year Note (06/2003)—Long	48,757	8,673
U.S. Treasury 30 Year Bond (06/2003)—Long	19,539	(36,651)
Eurodollar March Futures (03/2004)—Long	3,936	1,481
Eurodollar March Futures (03/2005)—Long	2,602	(1,072)
Eurodollar June Futures (06/2004)—Long	3,085	694
Eurodollar September Futures (09/2004)—Long	4,521	(285)
Eurodollar December Futures (12/2004)—Long	7,122	(1,690)

		$15,587

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	57

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2003

(g)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Put—OTC 7 Year Interest Rate Swap Strike @ 6.000%* Exp. 10/19/2004	270,000	$11,001	$4,321
Call—OTC 7 Year Interest Rate Swap Strike @ 6.000%** Exp. 10/19/2004	270,000	11,001	25,250
Put—OTC 7 Year Interest Rate Swap Strike @ 6.700%* Exp. 11/02/2004	400,000	13,710	4,053
Call—OTC 7 Year Interest Rate Swap Strike @ 5.200%** Exp. 11/02/2004	25,200	791	1,459
Put—OTC 7 Year Interest Rate Swap Strike @ 6.700%* Exp. 11/02/2004	185,200	5,977	1,876
Put—OTC 7 Year Interest Rate Swap Strike @ 6.000%* Exp. 10/19/2004	135,500	5,468	2,169
Call—OTC 7 Year Interest Rate Swap Strike @ 6.000%** Exp. 10/19/2004	135,500	5,468	12,672
Put—OTC 7 Year Interest Rate Swap Strike @ 7.000%* Exp. 01/07/2005	76,300	2,888	745
Call—OTC 7 Year Interest Rate Swap Strike @ 5.500%** Exp. 01/07/2005	76,300	1,593	5,144
Call—OTC 7 Year Interest Rate Swap Strike @ 5.500%** Exp. 01/07/2005	91,600	2,221	6,176
Put—OTC 7 Year Interest Rate Swap Strike @ 7.000%* Exp. 01/07/2005	91,600	3,091	895
Call—OTC 5 Year Interest Rate Swap Strike @ 3.250%** Exp. 05/30/2003	236,200	1,636	2,156
Call—OTC 5 Year Interest Rate Swap Strike @ 3.250%** Exp. 05/30/2003	272,300	1,818	2,485
Call—OTC 5 Year Interest Rate Swap Strike @ 3.500%** Exp. 12/15/2003	239,000	2,521	3,815
Call—OTC 10 Year Interest Rate Swap Strike @ 4.000%** Exp. 07/22/2003	456,500	4,080	4,175
Call—OTC 5 Year Interest Rate Swap Strike @ 3.500%** Exp. 12/16/2003	458,300	4,927	7,311
Call—OTC 10 Year Interest Rate Swap Strike @ 4.000%** Exp. 08/01/2003	239,100	2,236	2,287
Put—OTC 7 Year Interest Rate Swap Strike @ 5.500%* Exp. 12/17/2003	234,900	3,351	1,572
Call—OTC 7 Year Interest Rate Swap Strike @ 3.500%** Exp. 12/17/2003	391,400	3,613	3,917
Put—OTC 7 Year Interest Rate Swap Strike @ 5.500%* Exp. 12/17/2003	77,500	1,323	518
Call—OTC 7 Year Interest Rate Swap Strike @ 3.500%** Exp. 12/17/2003	77,500	574	776
Call—OTC 10 Year Interest Rate Swap Strike @ 4.000%** Exp. 08/01/2003	135,500	1,098	1,296
Call—OTC 10 Year Interest Rate Swap Strike @ 4.000%** Exp. 03/03/2004	5,300	115	76
Call—OTC 10 Year Interest Rate Swap Strike @ 4.000%** Exp. 03/03/2004	235,000	5,141	3,376
Call—OTC 5 Year Interest Rate Swap Strike @ 3.250%** Exp. 03/03/2004	101,700	1,562	1,073
Call—OTC 5 Year Interest Rate Swap Strike @ 3.250%** Exp. 03/03/2004	236,200	3,832	2,492

Type	# of Contracts	Premium	Value

Call—CME Eurodollar March Futures Strike @ 98.500 Exp. 03/15/2004	1,114	554	919
Put—CME Eurodollar March Futures Strike @ 97.250 Exp. 03/15/2004	557	444	174
Put—CME Eurodollar March Futures Strike @ 97.750 Exp. 03/15/2004	3,642	2,174	2,049
Call—CME Eurodollar June Futures Strike @ 98.750 Exp. 06/16/2003	21,930	7,139	8,772
Call—CME Eurodollar June Futures Strike @ 99.000 Exp. 06/16/2003	3,700	449	416
Put—CME Eurodollar June Futures Strike @ 97.500 Exp. 06/16/2003	11,025	4,286	69
Put—CME Eurodollar June Futures Strike @ 98.000 Exp. 06/16/2003	4,170	2,486	26
Put—CME Eurodollar December Futures Strike @ 98.000 Exp. 12/15/2003	10,918	5,925	2,730
Call—CBOT 5 Year June Futures Strike @ 113.500 Exp. 05/24/2003	3,884	3,527	3,641
Call—CBOT U.S. Treasury Note June Futures Strike @ 116.000 Exp. 05/24/2003	8,588	5,516	7,246
Call—CBOT U.S. Treasury Note June Futures Strike @ 117.000 Exp. 05/24/2003	5,998	3,864	3,186
Put—CBOT U.S. Treasury Note June Futures Strike @ 110.000 Exp. 05/24/2003	14,740	6,665	2,533

		$144,065	$133,846

*	The Fund will pay a floating rate based on 3-month LIBOR.

**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Security, or a portion thereof, subject to financing transaction.

(i)	Swap agreements outstanding at March 31, 2003:

Type		Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2032	BP	134,100	$1,974
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co. Exp. 03/15/2017		336,300	894
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 03/15/2032		96,900	554
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2017		38,100	(156)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley DeanWitter & Co. Exp. 03/15/2017		5,800	71
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 03/15/2017		77,300	(375)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/17/2005	BP	1,691,970	(3,226)

58	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2017	EC	62,000	$752
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/17/2012		13,000	(546)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 03/15/2017		660,700	7,007
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2032		243,700	4,611
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Citibank N.A., London Exp. 06/18/2012		7,300	(306)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC Exp. 03/15/2032		159,900	2,130
Receive floating rate based on 6-month JY-LIBOR and pays fixed rate equal to 0.323%.
Counterparty: UBS Warburg LLC Exp. 09/12/2007	JY	50,000,000	(1,534)
Receive floating rate based 6-month JY-LIBOR and pays a fixed rate equal to 0.390%.
Counterparty: Goldman Sachs & Co. Exp. 06/18/2007		11,078,200	(467)
Receive floating rate based on 6-month JY-LIBOR and pays a fixed rate equal to 0.390%.
Counterparty: UBS Warburg LLC Exp. 06/18/2007		25,000,000	(1,032)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.213%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/17/2004		2,710,000	0
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.777%.
Counterparty: Goldman Sachs & Co. Exp. 01/12/2011		3,734,100	(3,156)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.771%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 01/11/2011		11,050,000	(9,298)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.757%.
Counterparty: Merrill Lynch & Co., Inc. Exp. 01/11/2011		10,000,000	(8,324)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.340%.
Counterparty: Goldman Sachs & Co. Exp. 10/07/2007		24,500,000	(19,471)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.295%.
Counterparty: Goldman Sachs & Co. Exp. 04/14/2008		580,000	(251)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.670%.
Counterparty: Goldman Sachs & Co. Exp. 05/18/2007		1,500,000	(682)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.305%.
Counterparty: Goldman Sachs & Co. Exp. 04/15/2008		377,000	(164)
Receive floating rate based on 6-month JY-LIBOR and pays fixed rate equal to 0.324%.
Counterparty: Goldman Sachs & Co. Exp. 09/12/2007		29,200,000	(912)
Receive floating rate based on 3-month LIBOR plus 0.160% and pay a fixed rate equal to 0.426%.
Counterparty: Lehman Brothers, Inc. Exp. 04/19/2005		$13,033	322
Receive a fixed rate equal to 0.650% and the Fund will pay to counterparty at par in the event of default of Niagara Mohawk Power Corp. 7.750% due 10/01/2008.
Counterparty: Lehman Brothers, Inc. Exp. 12/31/2004		50,000	88
Receive a fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.
Counterparty: Lehman Brothers, Inc. Exp. 01/25/2005		10,000	(157)
Receive a fixed rate equal to 0.250% and the Fund will pay to the counterparty at par in the event of default of Wisconsin Electric Power 6.625% due 11/16/2006.
Counterparty: Lehman Brothers, Inc. Exp. 04/18/2003		25,000	(3)
Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021.
Counterparty: Lehman Brothers, Inc. Exp. 06/15/2004		21,500	26
Received a fixed rate equal to 0.840% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 6.750% due 12/01/2005.
Counterparty: Goldman Sachs & Co. Exp. 06/15/2004		100,000	259
Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/12/2004		100,000	168
Receive a fixed rate equal to 1.650% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 9.750% due 04/06/2005.
Counterparty: Credit Suisse First Boston Exp. 05/23/2003		50,000	106
Receive a fixed rate equal to 0.900% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/15/2004		50,000	112
Receive a fixed rate equal to 0.625% and the Fund will pay to the counterparty at par in the event of default of Phillip Morris Cos., Inc. 7.000% due 07/15/2005.
Counterparty: J.P. Morgan Chase & Co. Exp. 07/17/2003		50,000	(155)
Receive a fixed rate equal to 0.650% and the Fund will pay to the counterparty at par in the event of default of Phillip Morris Cos., Inc. 7.650% due 07/01/2008.
Counterparty: Credit Suisse First Boston Exp. 07/17/2003		100,000	(519)
Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of National Rural Utilities Cooperative Finance Corp. 5.750% due 12/01/2008.
Counterparty: Lehman Brothers, Inc. Exp. 09/01/2003		76,500	(51)
Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.
Counterparty: Lehman Brothers, Inc. Exp. 09/10/2003		68,500	67
Receive a fixed rate equal to 3.550% and the Fund will pay to the counterparty at par in the event of default of France Telecom S.A. 5.700% due 07/25/2010.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/30/2003		21,000	368

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	59

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2003

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 0.215% and the Fund will pay to the counterparty at par in the event of default of Freddie Mac 5.750% due 04/15/2008.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 02/26/2007	$103,300	$140
Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 04/23/2003	13,500	0
Receive a fixed rate equal to 0.900% and the Fund will pay to the counterparty at par in the event of default of Republic of South Africa 9.125% due 05/19/2009.
Counterparty: Goldman Sachs & Co. Exp. 04/23/2003	10,000	3
Receive a fixed rate equal to 1.050% and the Fund will pay to the counterparty at par in the event of default of Republic of Bulgaria 2.1875% due 07/28/2011.
Counterparty: J.P. Morgan Chase & Co. Exp. 10/23/2003	15,000	45
Receive a fixed rate equal to 1.550% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/03/2003	15,000	8
Receive a fixed rate equal to 1.200% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 020/8/2011
Counterparty: Credit Suisse First Boston Exp. 06/03/2003	5,000	1
Receive a fixed rate equal to 2.000% and the Fund will pay to the counterparty at par in the event of default of Deutsche Telekom International Finance BV 5.250% due 05/20/2008.
Counterparty: Citibank N.A., London Exp. 06/06/2003	25,000	29
Receive a fixed rate equal to 1.950% and the Fund will pay to the counterparty at par in the event of default of Deutsche Telekom International Finance BV 5.250% due 5/20/2008.
Counterparty: Goldman Sachs & Co. Exp. 06/05/2003	25,000	31
Receive a fixed rate equal to 3.500% and the Fund will pay to the counterparty at par in the event of default of France Telecom SA 5.750% due 04/25/2007.
Counterparty: Goldman Sachs & Co. Exp. 06/05/2003	25,000	106
Receive a fixed rate equal to 7.750% and the Fund will pay to the counterparty at par in the event of default of CIT Group, Inc. 7.625% due 08/16/2005.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/19/2003	30,000	453
Receive a fixed rate equal to 7.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.000% due 01/15/2007.
Counterparty: Merrill Lynch & Co., Inc. Exp. 04/04/2003	4,000	3
Receive a fixed rate equal to 1.550% and the Fund will pay to the counterparty at par in the event of default of Household Finance Corp. 6.375% due 10/15/2011.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/28/2004	25,000	295
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of General Motors Acceptance Corp. 7.000% due 02/01/2012.
Counterparty: ABN AMRO Bank, N.V. Exp. 01/20/2004	25,000	(58)
Receive a fixed rate equal to 1.050% and the Fund will pay to the counterparty at par in the event of default of DaimlerChrysler North America Holding Corp 7.300% due 01/15/2012.
Counterparty: ABN AMRO Bank, N.V. Exp. 08/16/2004	25,000	(46)
Receive a fixed rate equal to 1.260% and the Fund will pay to the counterparty at par in the event of default of National Rural Utilities Cooperative Finance Corp. 2.820% due 04/26/2004.
Counterparty: UBS Warburg LLC Exp. 04/26/2004	25,000	123
Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of AIG SunAmerica Global Finance XII 5.300% due 05/30/2007.
Counterparty: ABN AMRO Bank, N.V. Exp. 09/18/2003	25,000	27
Receive a fixed rate equal to 0.440% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.
Counterparty: Credit Suisse First Boston Exp. 09/18/2003	25,000	18
Receive a fixed rate equal to 0.440% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.
Counterparty: Credit Suisse First Boston Exp. 09/23/2003	50,000	36
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/19/2004	129,560	177
Receive a fixed rate equal to 3.550% and the Fund will pay to the counterparty at par in the event of default of France Telecom S.A. 5.700% due 07/25/2010.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/30/2003	4,000	108
Receive a fixed rate equal to 0.350% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.
Counterparty: Lehman Brothers, Inc. Exp. 06/24/2003	5,000	16
Receive a fixed rate equal to 2.000% and the Fund will pay to the counterparty at par in the event of default of Deutsche Telekom International Finance B.V. 5.250% due 05/20/2008.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/29/2003	30,000	56
Receive a fixed rate equal to 5.300% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.875% due 10/15/2028.
Counterparty: Goldman Sachs & Co. Exp. 09/15/2003	25,000	525
Receive a fixed rate equal to 27.650% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014.
Counterparty: J.P. Morgan Chase & Co. Exp. 11/26/2004	10,000	2,689
Receive a fixed rate equal to 28.000% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014.
Counterparty: J.P. Morgan Chase & Co. Exp. 11/27/2004	10,000	2,745
Receive a fixed rate equal to 28.000% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 2.563% due 04/15/2006.
Counterparty: J.P. Morgan Chase & Co. Exp. 12/11/2004	10,000	2,780
Receive a fixed rate equal to 1.400% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003	5,000	5
Receive a fixed rate equal to 16.000% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 14.500% due 10/15/2009.
Counterparty: Goldman Sachs & Co. Exp. 01/16/2005	10,000	908
Receive a fixed rate equal to 16.500% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 2.563% due 04/15/2006.
Counterparty: Merrill Lynch & Co., Inc. Exp. 01/16/2005	8,500	841

60	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Receive a fixed rate equal to 0.350% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Credit Suisse First Boston Exp. 01/21/2004	$25,000	$0
Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Bear Stearns & Co., Inc. Exp. 01/23/2004	25,000	0
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 01/22/2005	16,000	73
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/27/2005	5,000	27
Receive a fixed rate equal to 1.310% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/29/2005	9,000	50

		$(19,062)

(j)	Principal amount denoted in indicated currency:

BP—British Pound

C$—Canadian Dollar

EC—Euro

JY—Japanese Yen

MP—Mexican Peso

N$—New Zealand Dollar

(k)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	BP	47,428	04/2003	$115	$(49)	$$66
Sell	C$	20,653	04/2003	0	(149)	(149)
Buy	EC	167,319	04/2003	2,230	(1,461)	769
Sell		703,413	04/2003	3,196	(5,567)	(2,371)
Sell	JY	4,600,165	04/2003	253	0	253
Sell		3,609,000	07/2003	0	(341)	(341)
Buy	MP	881,099	09/2003	2,436	0	2,436
Sell		881,099	09/2003	0	(721)	(721)
Sell	N$	56,333	05/2003	0	(397)	(397)

				$8,230	$(8,685)	$(455)

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	61

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gain (Loss) on Investments		Total Income from Investment Operations	Dividends from Net Investment Income

Foreign Bond Fund
Class R 12/31/2002—03/31/2003	$10.58	$0.08	(a)	$0.12	(a)	$0.20	$(0.05)

High Yield Fund
Class R 12/31/2002—03/31/2003	$8.52	$0.17	(a)	$0.38	(a)	$0.55	$(0.17)

Low Duration Fund
Class R 12/31/2002—03/31/2003	$10.27	$0.05	(a)	$0.07	(a)	$0.12	$(0.06)

Real Return Fund
Class R 12/31/2002—03/31/2003	$11.26	$0.07	(a)	$0.16	(a)	$0.23	$(0.07)

Short-Term Fund
Class R 12/31/2002—03/31/2003	$9.99	$0.04	(a)	$0.06	(a)	$0.10	$(0.05)

StocksPLUS Fund
Class R 12/31/2002—03/31/2003	$7.90	$(0.44	)(a)	$0.25	(a)	$(0.19)	$0.00

Total Return Fund
Class R 12/31/2002—03/31/2003	$10.67	$0.08	(a)	$0.12	(a)	$0.20	$(0.08)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.

62	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Foreign Bond Fund
Class R 12/31/2002—03/31/2003	$0.00	$(0.03)	$(0.08)	$10.70	1.93%	$10	1.20	%*	2.97	%*	589%

High Yield Fund
Class R 12/31/2002—03/31/2003	$ 0.00	$0.00	$(0.17)	$8.90	6.44%	$11	1.15	%*	7.61	%*	129%

Low Duration Fund
Class R 12/31/2002—03/31/2003	$0.00	$0.00	$(0.06)	$10.33	1.21%	$10	1.15	%*	2.09	%*	218%

Real Return Fund
Class R 12/31/2002—03/31/2003	$0.00	$0.00	$(0.07)	$11.42	2.02%	$10	1.15	%*	2.36	%*	191%

Short-Term Fund
Class R 12/31/2002—03/31/2003	$0.00	$0.00	$(0.05)	$10.04	0.95%	$10	1.15	%*	1.65	%*	77%

StocksPLUS Fund
Class R 12/31/2002—03/31/2003	$0.00	$0.00	$0.00	$7.71	(2.41)%	$10	1.30	%*	(22.39	)%*	282%

Total Return Fund
Class R 12/31/2002—03/31/2003	$0.00	$0.00	$(0.08)	$10.79	1.90%	$2,099	1.15	%*	2.92	%*	234%

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	63

Statements of Assets and Liabilities

March 31, 2003

Amounts in thousands, except per share amounts

	Foreign Bond Fund	High Yield Fund	Low Duration Fund	Real Return Fund	Short-Term Fund	StocksPLUS Fund	Total Return Fund
Assets:
Investments, at value	$1,922,167	$5,740,999	$14,008,971	$8,191,681	$3,457,794	$800,482	$77,164,485
Cash	0	1,603	30,014	0	7,988	316	66,132
Foreign currency, at value	15,572	15,694	25,152	1,526	2,350	2,538	336,687
Receivable for investments sold	645,866	71,270	646,463	456,742	54,709	26,588	4,771,149
Unrealized appreciation on forward foreign currency contracts	3,955	3,789	304	250	46	117	8,230
Receivable for Fund shares sold	6,047	58,648	81,260	49,410	27,910	3,376	429,551
Interest and dividends receivable	31,838	116,824	55,279	79,971	17,127	10,860	469,357
Variation margin receivable	4,874	415	1,387	344	2,604	146	73,667
Swap premiums paid	5,277	1,709	1,496	517	0	0	15,755
Unrealized appreciation on swap agreements	11,071	2,135	2,941	468	444	55	31,827
Unrealized appreciation on forward volatility	371	0	0	0	0	0	0
Other assets	0	0	0	0	20	0	0

	2,647,038	6,013,086	14,853,267	8,780,909	3,570,992	844,478	83,366,840

Liabilities:
Payable for investments purchased	$87,576	$104,449	$2,792,185	$1,224	$10,783	$70,073	$9,907,690
Unrealized depreciation on forward foreign currency contracts	799	129	1,378	306	107	139	8,685
Payable for financing transactions	534,705	0	0	1,105,040	0	0	36
Payable for short sale	619,295	49,064	49,891	459,843	53,901	0	0
Due to Custodian	0	0	0	0	0	0	0
Written options outstanding	13,319	21,736	5,689	1,140	9,152	243	133,846
Payable for Fund shares redeemed	3,705	10,331	35,852	22,146	11,477	1,148	496,330
Dividends payable	368	9,256	0	5,969	1,178	0	37,629
Accrued investment advisory fee	265	1,082	2,317	1,439	703	239	14,360
Accrued administration fee	343	1,370	2,327	1,918	777	187	12,795
Accrued distribution fee	92	870	847	1,256	165	139	6,597
Accrued servicing fee	98	479	805	958	289	62	2,997
Variation margin payable	549	0	0	1,205	1,143	3,610	0
Swap premiums received	17,918	1,439	44	1,886	466	0	8,383
Unrealized depreciation on swap agreements	29,715	1,422	4,664	2,710	2,978	185	50,889
Other liabilities	6,269	82	113	3,396	734	331	4,312

	1,315,016	201,709	2,896,112	1,610,436	93,853	76,356	10,684,549

Net Assets	$1,332,022	$5,811,377	$11,957,155	$7,170,473	$3,477,139	$768,122	$72,682,291

Net Assets Consist of:
Paid in capital	$1,251,052	$6,579,708	$11,779,471	$6,690,506	$3,472,754	$1,235,827	$70,659,664
Undistributed (overdistributed) net investment income	(99,542)	(23,673)	92,882	89,867	1,934	(2,409)	777,772
Accumulated undistributed net realized gain (loss)	24,107	(695,926)	100	20,548	(6,033)	(461,973)	173,813
Net unrealized appreciation (depreciation)	156,405	(48,732)	84,702	369,552	8,484	(3,323)	1,071,042

	$1,332,022	$5,811,377	$11,957,155	$7,170,473	$3,477,139	$768,122	$72,682,291

Net Assets:
Class R	$10	$11	$10	$10	$10	$10	$2,099

Other Classes	1,332,012	5,811,366	11,957,145	7,170,463	3,477,129	768,112	72,680,192

Shares Issued and Outstanding:
Class R	1	1	1	1	1	1	195

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Class R	$10.70	$8.90	$10.33	$11.42	$10.04	$7.71	$10.79
Cost of Investments Owned	$1,745,464	$5,794,081	$13,924,780	$7,819,719	$3,452,028	$797,607	$76,107,131

Cost of Foreign Currency Held	$15,382	$15,403	$25,384	$1,507	$2,314	$2,563	$329,668

64	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Statements of Operations

For the year ended March 31, 2003

Amounts in thousands

	Foreign Bond Fund	High Yield Fund	Low Duration Fund	Real Return Fund	Short-Term Fund	StocksPLUS Fund	Total Return Fund
Investment Income:
Interest, net of foreign taxes	$46,284	$373,181	$322,154	$280,853	$97,997	$26,012	$2,869,588
Dividends, net of foreign taxes	269	4,649	526	0	0	46	23,866
Miscellaneous income	(1,606)	8,128	1,832	(609)	(1,635)	(96,036)	17,248

Total Income	44,947	385,958	324,512	280,244	96,362	(69,978)	2,910,702

Expenses:
Investment advisory fees	2,625	10,591	21,105	14,082	7,487	3,208	158,777
Administration fees	3,342	13,293	20,946	18,201	7,962	2,558	140,014
Distribution and/or servicing fees—Other Classes	1,764	13,463	14,362	20,080	5,078	2,930	99,296
Trustees’ fees	5	20	38	26	13	4	313
Organization costs	0	0	0	2	0	0	0
Interest expense	50	21	0	734	15	5	0
Miscellaneous expense	0	0	0	172	0	0	0

Total Expenses	7,786	37,388	56,451	53,297	20,555	8,705	398,400

Net Investment Income	37,161	348,570	268,061	226,947	75,807	(78,683)	2,512,302

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(32,869)	(251,084)	91,146	198,186	(1,088)	4,102	960,481
Net realized gain (loss) on futures contracts, written options and swaps	40,468	11,484	110,196	1,539	10,137	(118,725)	1,869,442
Net realized gain (loss) on foreign currency transactions	(138,835)	(16,635)	19,345	(11,086)	(625)	(1,253)	197,170
Net change in unrealized appreciation on investments	216,824	180,752	112,870	379,611	8,409	5,050	1,245,795
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(33,480)	(1,063)	24,027	2,901	7,561	(33,141)	37,818
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	3,351	4,401	(2,389)	695	(24)	228	7,827
Net Gain (Loss)	55,459	(72,145)	355,195	571,846	24,370	(143,739)	4,318,533

Net Increase (Decrease) in Assets Resulting from Operations	$92,620	$276,425	$623,256	$798,793	$100,177	$(222,422)	$6,830,835

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	65

Statements of Changes in Net Assets

Amounts in thousands

	Foreign Bond Fund		High Yield Fund		Low Duration Fund
	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$37,161	$32,280	$348,570	$253,870	$268,061	$269,366
Net realized gain (loss)	(131,236)	39,346	(256,235)	(160,982)	220,687	77,736
Net change in unrealized appreciation (depreciation)	186,695	(33,033)	184,090	(67,205)	134,508	(70,073)

Net increase (decrease) resulting from operations	92,620	38,593	276,425	25,683	623,256	277,029

Distributions to Shareholders:
From net investment income
Class R	0	0	0	0	0	0
Other Classes	(25,190)	(32,377)	(349,279)	(253,485)	(291,986)	(269,347)

From net realized capital gains
Class R	0	0	0	0	0	0
Other Classes	(26,499)	(1,750)	0	0	(126,037)	(8,009)

Tax basis return of capital
Class R	0	0	0	0	0	0
Other Classes	(12,921)	0	0	0	0	0

Total Distributions	(64,610)	(34,127)	(349,279)	(253,485)	(418,023)	(277,356)

Fund Share Transactions:
Receipts for shares sold
Class R	10	0	10	0	10	0
Other Classes	847,479	348,748	4,046,754	2,737,479	9,174,383	4,598,407

Issued as reinvestment of distributions
Class R	0	0	0	0	0	0
Other Classes	58,348	29,953	250,653	180,263	347,783	237,823

Cost of shares redeemed
Class R	0	0	0	0	0	0
Other Classes	(382,188)	(277,645)	(2,569,669)	(1,175,599)	(3,830,287)	(3,379,159)
Net increase resulting from Fund share transactions	523,649	101,056	1,727,748	1,742,143	5,691,889	1,457,071

Total Increase (Decrease) in Net Assets	551,659	105,522	1,654,894	1,514,341	5,897,122	1,456,744

Net Assets:
Beginning of period	780,363	674,841	4,156,483	2,642,142	6,060,033	4,603,289
End of period*	$1,332,022	$780,363	$5,811,377	$4,156,483	$11,957,155	$6,060,033

*Including undistributed (overdistributed) net investment income of:	$(99,542)	$29,512	$(23,673)	$644	$92,882	$20,114

66	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

	Real Return Fund		Short-Term Fund		StocksPLUS Fund		Total Return Fund
	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$226,947	$67,329	$75,807	$49,421	$(78,683)	$30,350	$2,512,302	$2,382,004
Net realized gain (loss)	188,639	27,718	8,424	3,678	(115,876)	(66,413)	3,027,093	1,406,666
Net change in unrealized appreciation (depreciation)	383,207	(47,485)	15,946	(10,284)	(27,863)	45,453	1,291,440	(659,434)

Net increase (decrease) resulting from operations	798,793	47,562	100,177	42,815	(222,422)	9,390	6,830,835	3,129,236

Distributions to Shareholders:
From net investment income
Class R	0	0	0	0	0	0	(5)	0
Other Classes	(226,928)	(67,504)	(79,963)	(49,422)	(11,470)	(21,190)	(2,594,803)	(2,380,619)

From net realized capital gains
Class R	0	0	0	0	0	0	0	0
Other Classes	(83,189)	(25,021)	(6,802)	(2,858)	0	0	(2,149,045)	(1,358,618)

Tax basis return of capital
Class R	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0

Total Distributions	(310,117)	(92,525)	(86,765)	(52,280)	(11,470)	(21,190)	(4,743,853)	(3,739,237)

Fund Share Transactions:
Receipts for shares sold
Class R	10	0	10	0	10	0	2,099	0
Other Classes	6,047,436	3,249,874	3,546,183	3,132,807	338,999	212,743	34,458,513	23,176,877

Issued as reinvestment of distributions
Class R	0	0	0	0	0	0	7	0
Other Classes	251,946	77,786	70,738	41,167	10,278	18,754	3,949,014	3,115,778

Cost of shares redeemed
Class R	0	0	0	0	0	0	(3)	0
Other Classes	(2,956,097)	(843,317)	(2,600,643)	(1,368,243)	(334,437)	(248,016)	(21,027,347)	(14,975,021)
Net increase resulting from Fund share transactions	3,343,295	2,484,343	1,016,288	1,805,731	14,850	(16,519)	17,382,283	11,317,634

Total Increase (Decrease) in Net Assets	3,831,971	2,439,380	1,029,700	1,796,266	(219,042)	(28,319)	19,469,265	10,707,633

Net Assets:
Beginning of period	3,338,502	899,122	2,447,439	651,173	987,164	1,015,483	53,213,026	42,505,393
End of period*	$7,170,473	$3,338,502	$3,477,139	$2,447,439	$768,122	$987,164	$72,682,291	$53,213,026

*Including undistributed (overdistributed) net investment income of:	$89,867	$2,359	$1,934	$(316)	$(2,409)	$10,513	$777,772	$210,720

See accompanying notes I 03.31.03 I PIMCO Funds Annual Report	67

Statements of Cash Flows

Amounts in thousands

	Foreign Bond Fund	Real Return Fund
Increase (Decrease) in Cash and Foreign Currency from:
Financing Activities
Sales of Fund shares	$843,886	$6,051,172
Redemptions of Fund shares	(380,551)	(2,957,567)
Cash distributions paid	(6,272)	(52,506)
Proceeds from financing transactions (net)	62,865	672,197

Net increase (decrease) from financing activities	519,928	3,713,296

Operating Activities
Purchases of long-term securities and foreign currency	(9,623,962)	(16,476,410)
Proceeds from sales of long-term securities and foreign currency	9,332,645	12,549,427
Purchases of short-term securities (net)	(274,679)	(13,352)
Net investment income	37,161	226,947
Changes in other receivables/payables (net)	2,473	(7,953)

Net (decrease) from operating activities	(526,362)	(3,721,341)

Net Increase (Decrease) in Cash and Foreign Currency	(6,434)	(8,045)

Cash and Foreign Currency
Beginning of period	22,006	9,571

End of period	$15,572	$1,526

68	PIMCO Funds Annual Report I 03.31.03 I See accompanying notes

Notes to Financial Statements

March 31, 2003

1. Organization

PIMCO Funds: Pacific Investment Management Series (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 48 separate investment funds (the “Funds”). The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor class had not commenced operations as of March 31, 2003. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Class R shares of the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and D Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the StocksPLUS Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the StocksPLUS Fund are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current

03.31.03 I PIMCO Funds Annual Report	69

Notes to Financial Statements (Cont.)

March 31, 2003

exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of each Fund, except the StocksPLUS Fund,, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the StocksPLUS Fund are allocated daily to each class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. Certain Funds may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income in the Statements of Operations. If the counterparty to whom the Fund sells the security becomes insolvent, a Fund’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Fund with the proceeds of a financing transaction may not exceed transaction costs. The Fund will designate assets determined to be liquid by PIMCO or otherwise cover its obligations under financing transactions.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Options Contracts. Certain Funds may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

70	PIMCO Funds Annual Report I 03.31.03

Notes to Financial Statements (Cont.)

March 31, 2003

Forward Currency Transactions. Certain Funds may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Swap Agreements. Certain Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of miscellaneous income on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Loan Agreements. Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Short Sales. Certain Funds have entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

03.31.03 I PIMCO Funds Annual Report	71

Notes to Financial Statements (Cont.)

March 31, 2003

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Delayed Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Reverse Repurchase Agreements. Certain Funds are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. The Funds will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.40% for the StocksPLUS Fund; and 0.25% for all other Funds.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class’ average daily net assets. The Administration Fee for Class R is charged at the annual rate of 0.45% for the Foreign Bond Fund; and 0.40% for all other Funds. The Administration Fee for the Institutional Classes is charged at the annual rate of 0.18% for the Low Duration and Total Return Funds; 0.20% for the Real Return1 and Short-Term Funds; and 0.25% for all other Funds. The Administration Fee for Retail Classes is charged at an annual rate of 0.45% for the Foreign Bond Fund; and 0.40% for all other Funds. The Administration Fee for Class D is charged at the annual rate of 0.25% for the Low

72	PIMCO Funds Annual Report I 03.31.03

Notes to Financial Statements (Cont.)

March 31, 2003

Duration, Short-Term and Total Return Funds; 0.45% for the Foreign Bond Fund; and 0.40% for all other Funds.

1	Effective October 1, 2001, the Fund’s Administrative Fee was reduced by 0.05% to 0.20% per annum.

Distribution and Servicing Fees. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to PAD was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2003.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates PAD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid PAD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)

Class A
Money Market Fund	—	0.10
All other Funds	—	0.25
Class B
All Funds	0.75	0.25
Class C
Low Duration, Real Return and StocksPLUS Funds	0.50	0.25
Money Market Fund	0.30	0.25
Short-Term Fund	—	0.10
All other Funds	0.75	0.25
Class D
All Funds	—	0.25
Class R
All Funds	0.25	0.25

PAD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2003 PAD received $30,017,616 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2003, were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales

Foreign Bond Fund	$8,417,132	$8,489,600	$1,121,531	$705,751
High Yield Fund	172,484	282,069	6,161,482	4,788,929
Low Duration Fund	19,208,274	14,813,951	3,255,534	1,204,186
Real Return Fund	15,800,520	12,267,897	525,962	244,593
Short-Term Fund	756,611	671,928	1,904,017	1,119,632
StocksPLUS Fund	893,181	930,896	703,005	727,210
Total Return Fund	120,488,481	117,518,321	22,938,235	21,597,520

03.31.03 I PIMCO Funds Annual Report	73

Notes to Financial Statements (Cont.)

March 31, 2003

5. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Foreign Bond Fund				High Yield Fund				Low Duration Fund
	Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class R	1	$10	0	$0	1	$10	0	$0	1	$10	0	$0
Other Classes	79,970	847,479	33,468	348,748	473,020	4,046,754	290,550	2,737,479	894,464	9,174,383	454,335	4,598,407

Issued as reinvestment of distributions
Class R	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	5,528	58,348	2,880	29,953	29,386	250,653	19,112	180,263	33,944	347,783	23,522	237,823

Cost of shares redeemed
Class R	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	(36,036)	(382,188)	(26,638)	(277,645)	(302,167)	(2,569,669)	(124,799)	(1,175,599)	(373,818)	(3,830,287)	(334,188)	(3,379,159)

Net increase (decrease) resulting from Fund share transactions	49,463	$523,649	9,710	$101,056	200,240	$1,727,748	184,863	$1,742,143	554,591	$5,691,889	143,669	$1,457,071

	Real Return Fund				Short-Term Fund				StocksPLUS Fund
	Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class R	1	$10	0	$0	1	$10	0	$0	1	$10	0	$0
Other Classes	545,744	6,047,436	311,935	3,249,874	355,243	3,546,183	312,182	3,132,807	42,489	338,999	21,018	212,743

Issued as reinvestment of distributions
Class R	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	22,863	251,946	7,526	77,786	7,088	70,738	4,103	41,167	1,321	10,278	1,819	18,754

Cost of shares redeemed
Class R	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	(265,576)	(2,956,097)	(81,328)	(843,317)	(260,801)	(2,600,643)	(136,366)	(1,368,243)	(41,721)	(334,437)	(24,446)	(248,016)

Net increase (decrease) resulting from Fund share transactions	303,032	$3,343,295	238,133	$2,484,343	101,531	$1,016,288	179,919	$1,805,731	2,090	$14,850	(1,609)	$(16,519)

	Total Return Fund
	Year Ended 03/31/2003		Year Ended 03/31/2002
	Shares	Amount	Shares	Amount
Receipts for shares sold
Class R	194	$2,099	0	$0
Other Classes	3,216,310	34,458,513	2,185,922	23,176,877

Issued as reinvestment of distributions
Class R	1	7	0	0
Other Classes	370,950	3,949,014	295,423	3,115,778

Cost of shares redeemed
Class R	0	(3)	0	0
Other Classes	(1,962,440)	(21,027,347)	(1,412,269)	(14,975,021)

Net increase (decrease) resulting from Fund share transactions	1,625,015	$17,382,283	1,069,076	$11,317,634

74	PIMCO Funds Annual Report I 03.31.03

Notes to Financial Statements (Cont.)

March 31, 2003

6. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

	Foreign Bond Fund	High Yield Fund	Low Duration Fund	Real Return Fund	Short-Term Fund	StocksPLUS Fund	Total Return Fund

	Premium

Balance at 03/31/2002	$8,915	$1,149	$25,640	$0	$1,213	$2,886	$316,125
Sales	8,032	28,663	8,390	4,558	37,019	2,665	178,912
Closing Buys	(6,953)	(10,745)	(5,473)	(761)	(22,736)	(477)	(33,706)
Expirations	(1,835)	(1,141)	(20,366)	(1,194)	(3,010)	(4,720)	(317,266)
Exercised	0	0	0	0	0	0	0

Balance at 03/31/2003	$8,159	$17,926	$8,191	$2,603	$12,486	$354	$144,065

7. Federal Income Tax Matters

As of March 31, 2003, the components of distributable taxable earnings were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Appreciation/ (Depreciation) on Derivatives and Foreign Currency Denominated Assets/Liabilities (1)	Other Book-to-Tax Accounting Differences	Accumulated Capital Losses (2)	Post-October Deferral (3)
Foreign Bond Fund	$0	$30,075	$(111,644)	$0	$0	$(9,387)
High Yield Fund	0	0	(18,411)	0	(665,544)	(17,539)
Real Return Fund	100,034	27,225	(14,500)	0	0	0
Low Duration Fund	95,172	4,029	59	0	0	0
Short-Term Fund	2,624	33	(2,494)	0	0	(756)
StocksPLUS Fund	0	0	567	0	(468,732)	(2,306)
Total Return Fund	995,902	293,883	(137,562)	0	0	(156,803)

(1)	Adjusted for accelerated recognition of unrealized gain/(loss) or deferral of realized losses for certain options, futures, and foreign currency transactions.
(2)	Capital loss carryovers expire in varying amounts through March 31, 2011.
(3)	Capital losses realized during the period November 1, 2002 through March 31, 2003 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

As of March 31, 2003, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (4)
Foreign Bond Fund	$1,750,241	$175,557	$(3,631)	$171,926
High Yield Fund	5,807,836	231,226	(298,063)	(66,837)
Real Return Fund	7,824,473	378,542	(11,334)	367,208
Low Duration Fund	13,930,547	159,603	(81,179)	78,424
Short-Term Fund	3,452,816	20,557	(15,579)	4,978
StocksPLUS Fund	797,716	5,138	(2,372)	2,766
Total Return Fund	76,137,278	1,782,566	(755,359)	1,027,207

(4)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, unamortized premium on convertible bonds, constructive sales, and differences in the timing of income recognition on certain bonds for federal income tax purposes.

For the fiscal year ended March 31, 2003, the Funds made the following tax basis distributions (amounts in thousands):

	Ordinary Income Distributions (5)	Long-Term Capital Gains Distributions	Return of Capital (6)
Foreign Bond Fund	$51,689	$0	$12,921
High Yield Fund	349,279	0	0
Real Return Fund	277,729	32,388	0
Low Duration Fund	404,850	13,173	0
Short-Term Fund	80,364	6,401	0
StocksPLUS Fund	11,470	0	0
Total Return Fund	4,118,876	624,977	0

(5)	Includes short-term capital gains.
(6)	Return of capital distributions have been reclassified from undistributed net investment income to paid in capital to more appropriately conform financial accounting to tax accounting.

Net operating losses for the Foreign Bond Fund and the StockPLUS Fund in the amount of $41,722,539 and $76,809,772, respectively, have been reclassified from undistributed net investment income to paid in capital to more appropriately conform financial accounting to tax accounting.

03.31.03 I PIMCO Funds Annual Report	75

Report of Independent Accounts

To the Trustees and Class R Shareholders of the PIMCO Funds: Pacific Investment Management Series

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights for the Class R shares present fairly, in all material respects, the financial position of the Foreign Bond Fund, High Yield Fund, Low Duration Fund, Real Return Fund, Short-Term Fund, StocksPLUS Fund and Total Return Fund (hereafter referred to as the “Funds”) at March 31, 2003, the results of each of their operations, the changes in each of their net assets and cash flows for the Foreign Bond Fund and Real Return Fund and the financial highlights of the Funds for the Class R shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2003 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 27, 2003

76	PIMCO Funds Annual Report I 03.31.03

Federal Income Tax Information

(unaudited)

As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2003) regarding the status of the dividend received deduction for corporations.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund’s fiscal 2003 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below:

Foreign Bond Fund	0.31%
High Yield Fund	1.33%
StocksPLUS Fund	0.40%
Total Return Fund	0.39%

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2004, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2003.

03.31.03 I PIMCO Funds Annual Report	77

Trustees and Officers of the PIMCO Funds: Pacific Investment Management Series (Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (43) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO; Chairman and Director, . PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Chairman, Director and President, PIMCO Strategic Global Government Fund, Inc.; Director, PIMCO Luxembourg S.A.; and Board of Governors and Executive Committee, Investment Company Institute.	71	None

R. Wesley Burns* (43) President and Trustee	07/1987 to present (since 11/1997 as Trustee)	Director, PIMCO; President and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; President and Trustee, PIMCO Variable Insurance Trust; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.; Director, PIMCO Funds: Global Investors Series plc; and Director, PIMCO Global Advisors (Ireland) Limited. Formerly, Managing Director, PIMCO and Executive Vice President, PIMCO Funds: Multi-Manager Series.	70	None

Independent Trustees

Guilford C. Babcock (71) Trustee	04/1987 to present	Professor of Finance Emeritus, University of Southern California; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, San Marino Community Church.	70	Director, Growth Fund of America and Fundamental Investors Fund of the Capital Group.

E. Philip Cannon (62) Trustee	03/2000 to present	Proprietor, Cannon & Company, an affiliate of Inverness Management LLC, (a private equity investment firm); President, Houston Zoo; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO Funds: Multi-Manager Series. Formerly, Headmaster, St. John’s School, Houston, Texas.	114	None

Vern O. Curtis (68) Trustee	02/1995 to present	Private Investor; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust.	70	Director, Public Storage Business Parks, Inc., (a Real Estate Investment Trust); and Director, Fresh Choice, Inc. (restaurant company).

J. Michael Hagan (63) Trustee	03/2000 to present	Private Investor and Business Consultant; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Freedom Communications; Director, Remedy Temp (staffing); Director, Saint Gobain Corporation (manufacturing); Member of the Board of Regents, Santa Clara University; and Member of the Board, Taller San Jose. Formerly, Chairman and CEO, Furon Company (manufacturing).	70	Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

Thomas P. Kemp (72) Trustee	04/1987 to present	Private Investor; Vice Chairman, Board of Regents, Pepperdine University; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust.	70	Chairman, OneTouch Technologies Corp. (electronic systems for long term care facilities).

William J. Popejoy (65) Trustee	07/1993 to 02/1995 and 08/1995 to present	Managing Member, Pacific Capital Investors; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust. Formerly, Director, California State Lottery.	70	Director, First Century Financial Corporation.

*	Each of Mr. Harris and Mr. Burns is an “interested person” of the Fund (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.

**	Trustees serve until their successors are duly elected and qualified.

78	PIMCO Funds Annual Report I 03.31.03

Officers of the Trust

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Gregory A. Bishop (41) Senior Vice President	02/2003 to present	Senior Vice President, PIMCO.

William H. Gross (58) Senior Vice President	04/1987 to present	Managing Director and Chief Investment Officer, PIMCO.

Raymond C. Hayes (58) Senior Vice President	02/1995 to present (since 02/2003 as Senior Vice President)	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Margaret Isberg (46) Senior Vice President	02/1996 to present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO.

Steven P. Kirkbaumer (47) Senior Vice President	02/2003 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John S. Loftus (43) Senior Vice President	02/2001 to present	Managing Director, PIMCO.

James F. Muzzy (63) Senior Vice President	04/1987 to present (since 02/2003 as Senior Vice President)	Managing Director, PIMCO.

Douglas J. Ongaro (42) Senior Vice President	08/1995 to present (since 02/2003 as Senior Vice President)	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Mark A. Romano (44) Senior Vice President	02/1998 to present (since 02/2003 as Senior Vice President)	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Jeffrey M. Sargent (40) Senior Vice President	02/1993 to present (since 02/1999 as Senior Vice President)	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Leland T. Scholey (50) Senior Vice President	02/1996 to present	Senior Vice President, PIMCO.

William S. Thompson, Jr. (57) Senior Vice President	11/1993 to present (since 02/2003 as Senior Vice President)	Managing Director and Chief Executive Officer, PIMCO.

Jim Johnstone (38) Vice President	02/2002 to present	Vice President, PIMCO. Formerly, Vice President, Fidelity Investments.

Thomas J. Kelleher, III (52) Vice President	02/1998 to present	Vice President, PIMCO.

Kevin D. Kuhner (37) Vice President	02/2003 to present	Vice President, PIMCO. Formerly, Account Manager, PIMCO.

Henrik P. Larsen (33) Vice President	02/1999 to present	Vice President, PIMCO. Formerly, Manager, PIMCO.

Andre J. Mallegol, III (36) Vice President	02/1998 to present	Vice President, PIMCO.

Gail Mitchell (53) Vice President	02/2003 to present	Vice President, PIMCO. Formerly, Account Manager, PIMCO.

Bruce P. Pflug (44) Vice President	02/2003 to present	Senior Vice President, PIMCO.

David J. Pittman (55) Vice President	02/1998 to present	Vice President, PIMCO.

***	The Officers of the Fund are re-appointed annually by the Board of Trustees.

03.31.03 I PIMCO Funds Annual Report	79

Trustees and Officers of the PIMCO Funds: Pacific Investment Management Series (Unaudited) (Cont.)

Officers of the Trust (Cont.)

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Scott M. Spalding (33) Vice President	02/2002 to present	Vice President, PIMCO. Formerly, associated with PacificCare Healthcare Systems.

Christina L. Stauffer (39) Vice President	02/2003 to present	Vice President, PIMCO. Formerly, Account Manager, PIMCO and a vice president of client services and marketing with Transamerica Investment Management.

Michael J. Willemsen (43) Vice President	11/1988 to present (since 02/2002 as Vice President)	Vice President, PIMCO. Formerly, Manager, PIMCO.

Garlin G. Flynn (56) Secretary	08/1995 to present	Specialist, PIMCO.

John P. Hardaway (45) Treasurer	08/1990 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Erik C. Brown (35) Assistant Treasurer	02/2001 to present	Vice President, PIMCO. Formerly, tax consultant with Deloitte & Touche LLP and PricewaterhouseCoopers LLP.

***	The Officers of the Fund are re-appointed annually by the Board of Trustees.

80	PIMCO Funds Annual Report I 03.31.03

Pacific Investment Management Series

Investment Adviser and Administrator	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660
Distributor	PIMCO Advisors Distributor LLC, 2187 Atlantic Street, Stamford, CT 06902
Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105
Shareholder Servicing Agent and Transfer Agent	PFPC Global Fund Services, Inc., P.O. Box 9688, Providence, RI 02940-9688
Independent Accountant	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105
Legal Counsel	Dechert, 1775 Eye Street, N.W., Washington, D.C., 20006-2404
For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from PIMCO Funds, you can also call 1-800-426-0107. Telephone representatives are available Monday–Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.pimcoadvisors.com.

03.31.03 I PIMCO Funds Annual Report	81

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82	PIMCO Funds Annual Report I 03.31.03

This page is not part of the report	PZ060A.5/03

PRIVATE ACCOUNT PORTFOLIO SERIES

ANNUAL REPORT

March 31, 2003

The Portfolios issue shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act of 1933, as amended (the “Securities Act”). The enclosed Annual Report is not an offer to sell, or a solicitation of any offer to buy, any security to the public with the meaning of the Securities Act.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present you with this annual report for the Private Account Portfolio Series, the separate portfolios of the PIMCO Funds: Pacific Investment Management Series. During the fiscal year, the Series’ net assets grew by 54% due to a combination of net subscription and performance to finish the 12-month period ended March 31, 2003 at over $22 billion.

The flight to safety that characterized financial markets for much of last year broadened into a move toward higher yielding fixed income securities in the first quarter of 2003. Investors were dissatisfied with money market and Treasury yields near 40-year lows, but remained nervous about stocks amid weak economic growth and geopolitical uncertainty. As a result, capital flocked to U.S. corporate and emerging market bonds that offered substantial yield premiums relative to the safest assets and lower volatility than stocks. Strong fund flows helped these fixed income sectors outperform the broader bond and stock markets.

The broad U.S. bond market, represented by the Lehman Brothers Aggregate Bond Index, gained 11.69% during the year. U.S. Treasury yields declined across the maturity spectrum during the year with yields falling the most on 2-year notes, which finished the period down 2.24% to 1.48%. Treasury yields were volatile during the first quarter of 2003 as investor sentiment regarding safe assets shifted back and forth depending on news about the war with Iraq. For the full quarter, two-year yields fell 12 basis points, but yields on other maturities were little changed. The benchmark 10-year Treasury yield closed 2 basis points lower at 3.80%.

A critical question as the period drew to a close was whether the sluggish U.S. economy, long the engine of growth worldwide, would revive once the situation in Iraq became clarified. Federal Reserve Chairman Alan Greenspan took the optimistic side of this debate. The Fed left the federal funds rate unchanged despite slumping employment, retail sales and consumer confidence. With short-term rates already so low, it was unclear how much additional Fed easing would help. After 5.25% in cuts since 2001, the federal funds rate stood at 1.25%, which meant that the real, or inflation-adjusted, rate was below zero.

On the following pages you will find specific details as to each Portfolio’s composition and total return investment performance including a discussion of those factors that affected investment performance.

We appreciate the trust you have placed in us through your investments, and we will continue to focus our efforts to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-800-927-4648. We also invite you to visit our Web site at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board

April 30, 2003

3.31.03 I Annual Report	1

PIMCO Asset-Backed Securities Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	Since Inception*
Asset-Backed Securities Portfolio	8.95%	10.75%
Salomon Smith Barney 3-Month Treasury Bill Index	1.56%	—
Lehman Brothers Asset-Backed Securities Index	9.96%	—

* Annualized (all Portfolio returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

$5,000,000 invested at inception

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•	The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of asset-backed securities of varying maturities, which may be represented by options, futures contracts, or swap agreements.
•	The Asset-Backed Securities Portfolio returned 8.95% for the year ended March 31, 2003, underperforming the 9.96% of the Lehman Brothers Asset-Backed Securities Index.
•	The Portfolio’s near-benchmark duration had a neutral effect on performance.
•	Near-Index weighting to the Manufactured Housing sector was neutral, however, holdings of Conseco Finance during the period significantly impacted returns amidst company turmoil.
•	An overweight to the Home Equity Loan sector was slightly negative despite historic levels of refinancing.
•	Allocation to National Century Enterprises contributed negatively for the year as the company fell into bankruptcy.

2	Annual Report I 3.31.03

PIMCO Emerging Markets Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	Since Inception*
Emerging Markets Portfolio	19.48%	12.68%
Salomon Smith Barney 3-Month Treasury Bill Index	1.56%	—
Emerging Markets Sector Fund Index	17.80%	—
J.P. Morgan Emerging Markets Bond Index Plus	15.36%	—

* Annualized (all Portfolio returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

$5,000,000 invested at inception

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•	The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets, which may be represented by options, futures contracts, swap agreements, or mortgage- or asset-backed securities.
•	The Emerging Markets Portfolio returned 19.48% for the one-year period ended March 31, 2003, outperforming the 17.80% return of the custom benchmark EM Sector Fund Index over the same period.
•	For the one-year period ending March 31, 2003, emerging markets were subject to fluid global economic conditions and uncertainties regarding policy continuity due to the heavy election calendar.
•	The Portfolio’s focus on countries with improving credit fundamentals and avoidance of troubled credits added to returns.
•	An overweight in Brazil was a significant positive for returns, as newly elected President Lula provided further indications of his commitment to fiscal and monetary discipline.
•	Allocations to select countries not contained in the Index such as Qatar and anchor credits such as Tunisia and Mexico added to returns.
•	An underweight position in the Philippines was positive for returns, as the country underperformed due to troubled fiscal accounts.

3.31.03 I Annual Report	3

PIMCO High Yield Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	Since Inception*
High Yield Portfolio	3.61%	0.59%
Salomon Smith Barney 3-Month Treasury Bill Index	1.56%	—
Merrill Lynch U.S. High Yield BB-B Rated Index	2.64%	—

* Annualized (all Portfolio returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

$5,000,000 invested at inception

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•	The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities rated below investment grade but rated at least B by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.
•	The High Yield Portfolio returned 3.61% for the annual period ended March 31, 2003 compared to 2.64% for the Merrill Lynch U.S. High Yield BB-B Rated Index.
•	The Portfolio’s exposure to BBB rated issues helped relative returns as these issues significantly outperformed the lower quality tiers.
•	An overweight to telecom, with an emphasis on large-cap companies, contributed to returns as credits across the quality spectrum continued their positive trend for the sixth consecutive month.
•	An underweight to the transportation sector and a focus on secured Enhanced Equipment Trust Certificates (“EETCs”) added to returns as airlines came under additional pressure with the bankruptcy filings of UAL and US Air in late 2002, and more recently with the onset of war.
•	As the utility sector was the top performer in the first quarter of 2003, an underweight here detracted from relative performance.
•	Modest holdings of emerging market bonds were a significant contributor to outperformance as attractive yield premiums and improving economic fundamentals more than offset the sector’s risk.

4	Annual Report I 3.31.03

PIMCO International Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	5 Years*	10 Years*	Since Inception*
International Portfolio	18.32%	7.97%	8.66%	8.88%
Salomon Smith Barney 3-Month Treasury Bill Index	1.56%	4.09%	4.46%	—
J.P. Morgan Non-U.S. Index (Hedged)	8.79%	7.04%	8.45%	—

* Annualized (all Portfolio returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

$5,000,000 invested at inception

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•	The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a portfolio of Fixed Income Instruments of non-U.S. issuers, representing at least three non-U.S. countries or currencies, which may be represented by options, futures contracts, swap agreements, or mortgage- or asset-backed securities.
•	The International Portfolio returned 18.32% for the one-year period ended March 31, 2003, outperforming the 8.79% return of the benchmark J.P. Morgan Non-U.S. Index (Hedged).
•	An overweight in core European bonds relative to U.S. Treasuries detracted from returns, as investors flocked to the relative safety of Treasuries.
•	An underweight to longer maturities in the U.K. relative to longer maturity European bonds enhanced returns as their already relatively low yields were prevented from falling further due to concerns about additional issuance.
•	An underweight to Japanese bonds was positive for returns, as low yields and an expected increase in bond issuance prevented yields from falling as much as other developed global markets.
•	A long position in the euro versus the U.S. dollar was strongly positive for returns, as the burgeoning U.S. deficit and outflow of U.S. investment weakened the dollar relative to most major currencies.

3.31.03 I Annual Report	5

PIMCO Investment Grade Corporate Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	Since Inception*
Investment Grade Corporate Portfolio	13.86%	10.46%
Salomon Smith Barney 3-Month Treasury Bill Index	1.56%	—
Lehman Brothers Credit Excluding AA3 and Higher Index	13.07%	—
50% Lehman Brothers Intermediate Credit Index and 50% Lehman Brothers Long Credit Index Blend	14.42%	—

* Annualized (all Portfolio returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

$5,000,000 invested at inception

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•	The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of corporate fixed income securities of varying maturities, which may be represented by options, futures contracts, or swap agreements.
•	The Investment Grade Corporate Portfolio returned 13.86% for the annual period ended March 31, 2003, compared to 13.07% for the custom benchmark, the Lehman Brothers Credit Excluding AA3 and Higher Index. In comparison, the 50% Lehman Brothers Intermediate Credit Index and 50% Lehman Brothers Long Credit Index returned 14.42% for the period.
•	An emphasis on the BBB-rated issues detracted from returns, as the upper tiers of the market outperformed their lower-quality counterparts amidst concerns about the economy.
•	Modest exposure to Treasuries contributed to outperformance as 10-year Treasuries outperformed the overall investment grade corporate market by nearly 5%.
•	Maintaining exposure to telecom and pipeline issues that fell to distressed levels early in the period paid off significantly as these holdings staged a dramatic rally beginning late 2002.
•	An overweight to the transportation sector hurt returns as troubles in the airline industry negatively impacted performance.

6	Annual Report I 3.31.03

PIMCO Mortgage Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	Since Inception*
Mortgage Portfolio	9.69%	10.52%
Salomon Smith Barney 3-Month Treasury Bill Index	1.56%	—
Lehman Brothers Mortgage Index	8.68%	—

* Annualized (all Portfolio returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

$5,000,000 invested at inception

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•	The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related securities of varying maturities, which may be represented by options, futures contracts, swap agreements, or asset-backed securities.
•	The Mortgage Portfolio returned 9.69% for the year ended March 31, 2003, outperforming the Lehman Brothers Mortgage Index return of 8.68%.
•	The Portfolio’s greater-than-benchmark duration contributed positively as rates declined across the maturity spectrum.
•	The Portfolio’s focus in lower coupon issues during the period helped returns as lower coupons outpaced higher coupons by a large margin.
•	An underweight in 30-year conventionals (FHLMC & FNMA) was slightly negative as these issues outpaced GNMAs for the year.
•	A focus in 15-year MBS, primarily in the FNMA 5.5% and 6.0% issues, added to returns as investors preferred the relatively stable cash flows offered by these securities.
•	Buying mortgages forward and investing the purchase amount at relatively high short-term rates added to returns.
•	Prepayment continues to remain at unprecedented rates, but investor concerns about extension risk remain.
•	Financial institutions have played a key role in absorbing the supply of MBS over the past several quarters. Their willingness to be purchasers has influenced mortgage performance.

3.31.03 I Annual Report	7

PIMCO Municipal Sector Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	Since Inception*
Municipal Sector Portfolio	5.15%	7.73%
Salomon Smith Barney 3-Month Treasury Bill Index	1.56%	—
Lehman Brothers Long Municipal Bond Index	10.57%	—
Lehman Brothers General Municipal Bond Index	9.89%	—

* Annualized (all Portfolio returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

$5,000,000 invested at inception

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•	The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of fixed income securities of varying maturities issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities, or in instruments that provide exposure to the Municipal Securities sector, such as options, futures contracts, or swap agreements.
•	The Municipal Sector Portfolio returned 5.15% for the fiscal year ended March 31, 2003 versus 10.57% for the Portfolio’s benchmark, the Lehman Brothers Long Municipal Bond Index.
•	The Portfolio’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the muni curve.
•	Interest-rate hedging strategies detracted from returns as Treasury rates declined more than municipal rates.
•	The Portfolio’s average credit quality was AAA at the end of the fiscal year, versus the benchmark’s average of AA.
•	Exposure to tobacco securitization debt hindered performance in March 2003 due to the judicial decision against Philip Morris in the Miles case in Illinois.
•	The combination of municipal supply and the overhang of budgetary issues for most states was the cause for underperformance of the municipal asset class versus many other fixed-income asset classes.
•	Underweight in California general obligation bonds was positive, as California’s projected deficit for fiscal 2004 increased from $21 billion to $35 billion, prompting S&P to downgrade California long-term debt from A+ to A.

8	Annual Report I 3.31.03

PIMCO Real Return Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	Since Inception*
Real Return Portfolio	21.26%	13.61%
Salomon Smith Barney 3-Month Treasury Bill Index	1.56%	—
Lehman Brothers Global Real: U.S. TIPS Index	18.11%	—

* Annualized (all Portfolio returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

$5,000,000 invested at inception

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•	The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by options, futures contracts, or swap agreements.
•	For the 12 months ended March 31, 2003, the Real Return Portfolio returned 21.26%, versus 18.11% for the Lehman Brothers Global Real: U.S. TIPS Index.
•	Real yields decreased by 1.45% over the past 12 months, compared to a decrease of 1.72% for conventional U.S. Treasury issues of similar maturities.
•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 1.82% at March 31, 2003 for the 10-year maturity. This compares to a breakeven yield of 2.09% on March 31, 2002. The 12-month CPI-U change for the last report as of March 31, 2003, was 2.98%.
•	The effective duration of the Portfolio was 7.71 years on March 31, 2003, versus a duration of 7.60 years for the benchmark.
•	The Portfolio’s duration was longer than that of the benchmark for the entire 12-month period, which was positive for performance as real yields dropped.
•	The Portfolio maintained a modest barbell strategy for the most of the 12-month period, which was negative for performance compared to the benchmark as yields on short maturity TIPS fell further than yields on long maturity TIPS.
•	The Portfolio’s yield was improved by using a combination of TIPS buy-forward agreements and low duration, high quality conventional yield debt instruments. The steepness of the real yield curve made this an attractive option for the Portfolio.

3.31.03 I Annual Report	9

PIMCO Short-Term Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	Since Inception*
Short-Term Portfolio	3.94%	5.79%
Salomon Smith Barney 3-Month Treasury Bill Index	1.56%	—
3 Month LIBOR Index	1.71%	—

* Annualized (all Portfolio returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

$5,000,000 invested at inception

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•	The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.
•	The Short-Term Portfolio returned 3.94% for the annual period ended March 31, 2003, outperforming the 3-Month LIBOR return of 1.71%.
•	An above-Index duration boosted returns as short-term interest rates fell significantly.
•	Mortgage-backed holdings provided an attractive source of yield and positive price performance during 2002 and 2003.
•	The Portfolio’s investment-grade corporate holdings enhanced performance as due to a revival in investor risk appetite during the latter half of 2002 and the first quarter of 2003.
•	Eurodollar futures and written options strategies boosted returns.
•	An allocation to real return bonds was positive as most real yields fell amid strong demand from investors.
•	Asset-backed bonds helped returns, providing yields that exceeded short-term Treasuries.

10	Annual Report I 3.31.03

PIMCO Short-Term Portfolio II

PORTFOLIO INSIGHTS

•	The Short-Term Portfolio II commenced operations on March 17, 2003.
•	The Portfolio’s investment objective is maximum total return, consistent with preservation of capital and daily liquidity.
•	The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.
•	The average duration of the Portfolio will vary based on PIMCO’s forecast for interest rates and will normally not exceed one year. For point of reference, the dollar-weighted average maturity of the Portfolio is normally not expected to exceed three years.
•	The Portfolio invests primarily in investment grade securities, but may invest up to 15% of its total assets in high yield securities.
•	The Portfolio’s benchmark is the Salomon 3-Month Treasury Bill Index and the internally employed comparative index is the 3-Month LIBOR.
•	Please refer to the prospectus for a more complete description of the Portfolio’s investment objective and policies.

Past performance is no guarantee of future results.

3.31.03 I Annual Report	11

PIMCO U.S. Government Sector Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2003

	1 Year	Since Inception*
U.S. Government Sector Portfolio	18.36%	13.62%
Salomon Smith Barney 3-Month Treasury Bill Index	1.56%	—
Lehman Brothers Government Bond Index	13.41%	—
Lehman Brothers Long-Term Government Index	20.74%	—

* Annualized (all Portfolio returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH MARCH 31, 2003

$5,000,000 invested at inception

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•	The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. Government Securities of varying maturities, or in securities that provide exposure to the U.S. Government Securities sector, such as options, futures contracts, swap agreements, or mortgage-backed securities.
•	The U.S. Government Sector Portfolio outperformed the Lehman Brothers Government Bond Index for the year ended March 31, 2003, returning 18.36% versus 13.41% for the Index.
•	Above Index duration and a tactical emphasis to intermediate maturities during the first part of the period benefited the Portfolio as rates rallied, especially along this part of the yield curve.
•	Duration was reduced as the Portfolio changed benchmarks at the end of the July; subsequently it was below or close to neutral and continued to positively impact returns as longer interest rates reversed some of their earlier declines.
•	Option writing added income to the Portfolio during the latter of the period as a reduction in interest rate volatility led to higher realized returns.
•	A modest emphasis on mortgages added to performance as mortgage risk premiums declined.
•	An allocation to real return bonds was a slight negative as nominal Treasuries outperformed Inflation Protected issues.

12	Annual Report I 3.31.03

Footnotes:

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The average annual total return measures performance assuming that all dividend and capital gain distributions were reinvested. Returns shown do not reflect the deduction of taxes that a shareholder would pay (i) on fund distributions or (ii) the redemption of fund shares. The line graphs assume the investment of $5,000,000 at the beginning of the first full month following a Portfolio’s inception. The table below sets forth the inception dates for each Portfolio.

Prior to 1/01/00, the performance of the internally employed comparative index for the Emerging Markets Portfolio represents that of the Lehman Brothers Aggregate Bond Index and from 1/01/00 forward, index performance represents that of the Emerging Markets Sector Fund Index (a custom weighted index of selected countries within the Emerging Markets Bond Index from J.P. Morgan). The Investment Grade Corporate Portfolio changed its internally employed comparative index from a 50/50 blend of the Lehman Brothers Intermediate Credit Index and the Lehman Brothers Long Credit Index to the Lehman Brothers Credit Excluding AA3 and Higher Index because the Lehman Brothers Credit Excluding AA3 and Higher Index more closely reflects the universe of securities in which the Portfolio invests. The blended performance of the internally employed comparative index for the Investment Grade Corporate Portfolio reflects the performance of the Lehman Brothers Intermediate Credit Index from 2/01/00 through 11/11/01, after which time the performance reflects a 50/50 blend of the Lehman Brothers Intermediate Credit Index and Lehman Brothers Long Credit index. The High Yield Portfolio changed its internally employed comparative index from the Lehman Brothers BB U.S. High Yield Index to the Merrill Lynch U.S. High Yield B-BB Rated Index because the Merrill Lynch U.S. High yield B-BB Rated Index more closely reflects the universe of securities in which the Portfolio invests. As of 7/31/02, the internally employed comparative index for the U.S. Government Sector Portfolio was changed from the Lehman Brothers Long-Term Government Index to the Lehman Brothers Government Bond Index so as to more closely reflect the universe of securities in which the Portfolio invests.

The credit quality of the investments in the portfolio does not apply to the stability or safety of the portfolio. An investment in a Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. In addition, it is possible to lose money on investments in a Portfolio.

Inception Dates:

Portfolio	Inception Date
Asset-Backed Securities Portfolio	10/31/00
Emerging Markets Portfolio	04/03/98
High Yield Portfolio	12/08/00
International Portfolio	12/13/89
Investment Grade Corporate Portfolio	01/26/00
Mortgage Portfolio	01/31/00
Municipal Sector Portfolio	08/21/00
Real Return Portfolio	04/28/00
Short-Term Portfolio	04/20/00
Short-Term Portfolio II	03/17/03
U.S. Government Sector Portfolio	01/31/00

3.31.03 I Annual Report	13

Financial Highlights

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gain (Loss) on Investments		Total Income from Investment Operations
Selected Per Share Data for the Year or Period Ended:
Asset-Backed Securities Portfolio
03/31/2003	$10.66	$0.53	(a)	$0.42	(a)	$0.95
03/31/2002	10.56	0.64	(a)	0.31	(a)	0.95
10/31/2000—03/31/2001	10.00	0.32	(a)	0.43	(a)	0.75
Emerging Markets Portfolio
03/31/2003	$10.86	$0.88	(a)	$1.09	(a)	$1.97
03/31/2002	9.91	0.85	(a)	0.85	(a)	1.70
03/31/2001	9.84	0.49	(a)	0.47	(a)	0.96
03/31/2000	9.63	0.80	(a)	0.21	(a)	1.01
04/03/1998—03/31/1999	10.00	0.87	(a)	(0.39	)(a)	0.48
High Yield Portfolio
03/31/2003	$8.18	$0.72	(a)	$(0.48	)(a)	$0.24
03/31/2002	9.56	0.77	(a)	(1.18	)(a)	(0.41)
12/08/2000—03/31/2001	9.57	0.30	(a)	(0.10	)(a)	0.20
International Portfolio
03/31/2003	$6.52	$0.20	(a)	$0.95	(a)	$1.15
03/31/2002	7.05	0.27	(a)	0.18	(a)	0.45
03/31/2001	6.73	0.42	(a)	0.29	(a)	0.71
03/31/2000	7.08	0.39	(a)	(0.44	)(a)	(0.05)
03/31/1999	7.18	0.29	(a)	0.11	(a)	0.40
Investment Grade Corporate Portfolio
03/31/2003	$10.57	$0.81	(a)	$0.56	(a)	$1.37
03/31/2002	10.58	0.70	(a)	(0.10	)(a)	0.60
03/31/2001	10.13	0.78	(a)	0.36	(a)	1.14
01/26/2000—03/31/2000	10.00	0.14	(a)	0.07	(a)	0.21
Mortgage Portfolio
03/31/2003	$10.71	$0.46	(a)	$0.56	(a)	$1.02
03/31/2002	10.79	0.62	(a)	0.20	(a)	0.82
03/31/2001	10.26	0.82	(a)	0.43	(a)	1.25
01/31/2000—03/31/2000	10.00	0.12	(a)	0.20	(a)	0.32
Municipal Sector Portfolio
03/31/2003	$10.58	$0.57	(a)	$(0.03	)(a)	$0.54
03/31/2002	10.82	0.62	(a)	(0.09	)(a)	0.53
08/21/2000—03/31/2001	10.00	0.26	(a)	0.73	(a)	0.99
Real Return Portfolio
03/31/2003	$10.30	$0.48	(a)	$1.62	(a)	$2.10
03/31/2002	10.84	0.56	(a)	(0.01	)(a)	0.55
04/28/2000—03/31/2001	10.00	0.69	(a)	0.66	(a)	1.35
Short-Term Portfolio
03/31/2003	$9.72	$0.25	(a)	$0.12	(a)	$0.37
03/31/2002	10.17	0.55	(a)	(0.01	)(a)	0.54
04/20/2000—03/31/2001	10.00	0.65	(a)	0.10	(a)	0.75
Short-Term Portfolio II
03/17/2003—03/31/2003	$10.00	$0.01	(a)	$0.01	(a)	$0.02
U.S. Government Sector Portfolio
03/31/2003	$9.83	$0.34	(a)	$1.44	(a)	$1.78
03/31/2002	11.35	0.74	(a)	(0.50	)(a)	0.24
03/31/2001	10.62	0.69	(a)	0.96	(a)	1.65
01/31/2000—03/31/2000	10.00	0.12	(a)	0.54	(a)	0.66
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.05%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.12%.
(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.07%.
(e)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.10%.

14	Annual Report I 3.31.03 I See accompanying notes

Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.48)	$(0.13)	$(0.61)	$11.00	8.95%	$208,719	0.15	%(b)	4.77%		177%
(0.60)	(0.25)	(0.85)	10.66	9.17	98,848	0.05		5.88		569
(0.19)	0.00	(0.19)	10.56	7.58	53,822	0.05	*(i)	7.38	*	134

$(0.82)	$(0.20)	$(1.02)	$11.81	19.48%	$1,336,575	0.13	%(c)	8.12%		305%
(0.75)	0.00	(0.75)	10.86	17.74	1,005,646	0.13	(c)	8.09		265
(0.84)	(0.05)	(0.89)	9.91	10.31	287,880	0.16	(c)	9.15		224
(0.80)	0.00	(0.80)	9.84	10.94	354,371	0.85		8.20		159
(0.85)	0.00	(0.85)	9.63	5.49	145,530	0.85	*	9.43	*	199

$(0.70)	$0.00	$(0.70)	$7.72	3.61%	$400,794	0.05%		9.41%		182%
(0.71)	(0.26)	(0.97)	8.18	(4.16)	397,455	0.06	(b)	8.97		104
(0.21)	0.00	(0.21)	9.56	2.09	212,247	0.05	*(h)	9.79	*	80

$(0.36)	$(0.09)	$(0.45)	$7.22	18.32%	$1,520,328	0.12%		3.01%		328%
(0.82)	(0.16)	(0.98)	6.52	6.52	1,808,687	0.13	(c)	3.92		298
(0.32)	(0.07)	(0.39)	7.05	10.89	3,588,537	0.13	(c)	6.05		464
(0.30)	0.00	(0.30)	6.73	(0.67)	1,142,215	0.50		5.61		369
(0.30)	(0.20)	(0.50)	7.08	5.71	720,025	0.50		4.04		406

$(0.81)	$(0.25)	$(1.06)	$10.88	13.86%	$4,211,671	0.07	%(b)	7.82%		199%
(0.53)	(0.08)	(0.61)	10.57	5.74	4,947,469	0.05		6.49		361
(0.68)	(0.01)	(0.69)	10.58	11.59	999,641	0.11	(b)	7.54		240
(0.08)	0.00	(0.08)	10.13	2.11	316,279	0.05	*(e)	7.65	*	65

$(0.46)	$(0.38)	$(0.84)	$10.89	9.69%	$6,747,404	0.07	%(b)	4.12%		687%
(0.60)	(0.30)	(0.90)	10.71	7.68	5,314,257	0.22	(b)	5.67		685
(0.64)	(0.08)	(0.72)	10.79	12.57	3,477,278	0.87	(b)	7.80		742
(0.06)	0.00	(0.06)	10.26	3.21	985,563	0.05	*(d)	7.13	*	156

$(0.62)	$(0.35)	$(0.97)	$10.15	5.15%	$249,882	0.05%		5.39%		372%
(0.48)	(0.29)	(0.77)	10.58	5.03	145,514	0.05		5.70		1361
(0.17)	0.00	(0.17)	10.82	9.95	69,211	0.05	*(i)	4.00	*	189

$(0.78)	$(0.19)	$(0.97)	$11.43	21.26%	$654,735	0.07	%(b)	4.23%		308%
(0.53)	(0.56)	(1.09)	10.30	5.20	94,457	0.06	(b)	5.14		502
(0.48)	(0.03)	(0.51)	10.84	13.83	208,832	0.09	*(j)	7.21	*	260

$(0.21)	$(0.05)	$(0.26)	$9.83	3.94%	$2,432,457	0.05%		2.56%		212%
(0.87)	(0.12)	(0.99)	9.72	5.51	114,868	1.05	(b)	5.51		96
(0.57)	(0.01)	(0.58)	10.17	7.62	191,299	1.58	*(b)(g)	6.84	*	154

$0.00	$0.00	$0.00	$10.02	0.20%	$20,102	0.05	%*(k)	2.16	%*	11%

$(0.34)	$(0.38)	$(0.72)	$10.89	18.36%	$4,438,204	0.05%		3.14%		819%
(0.79)	(0.97)	(1.76)	9.83	2.30	545,294	0.07	(b)	6.67		785
(0.54)	(0.38)	(0.92)	11.35	16.03	1,257,236	0.11	(b)	6.24		1200
(0.04)	0.00	(0.04)	10.62	6.61	311,652	0.05	*(f)	6.86	*	283
(f)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.09%.
(g)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.59%.
(h)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.06%.
(i)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.08%.
(j)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.11%.
(k)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.06%.

See accompanying notes I 3.31.03 I Annual Report	15

Statements of Assets and Liabilities

March 31, 2003

Amounts in thousands, except per share amounts	Asset-Backed Securities Portfolio	Emerging Markets Portfolio	High Yield Portfolio	International Portfolio
Assets:
Investments, at value	$239,856	$1,589,657	$391,017	$8,626,246
Cash	0	27,337	935	38
Foreign currency, at value	0	194	0	27,820
Receivable for investments sold	20,719	447,415	4,558	1,165,601
Unrealized appreciation on forward foreign currency contracts	0	582	287	9,129
Receivable for Portfolio shares sold	100	8,100	0	300
Interest and dividends receivable	1,171	23,845	8,570	126,428
Variation margin receivable	0	0	56	1,810
Manager reimbursement receivable	0	0	0	0
Swap premiums paid	3,640	3	0	20,141
Unrealized appreciation on swap agreements	2,079	2,947	659	78,291

	267,565	2,100,080	406,082	10,055,804

Liabilities:
Payable for investments purchased	$36,698	$201,973	$0	$614,836
Unrealized depreciation on forward foreign currency contracts	0	0	0	9,008
Payable for financing transactions	12,921	488,038	0	7,733,407
Payable for reverse repurchase agreement	2,854	0	0	0
Payable for short sale	0	41,204	2,482	0
Due to Custodian	0	0	9	0
Written options outstanding	817	0	1,748	1,087
Payable for Portfolio shares redeemed	5,463	23,705	0	20,509
Accrued investment advisory fee	3	21	6	30
Accrued administration fee	5	102	9	152
Variation margin payable	0	0	0	0
Recoupment payable to Manager	0	0	2	0
Swap premiums received	0	514	1,032	16,404
Unrealized depreciation on swap agreements	0	5,589	0	124,655
Other liabilities	85	2,359	0	15,388

	58,846	763,505	5,288	8,535,476

Net Assets	$208,719	$1,336,575	$400,794	$1,520,328

Net Assets Consist of:
Paid in capital	$204,241	$1,206,236	$429,637	$979,833
Undistributed (overdistributed) net investment income	5,135	38,174	8,269	(782,625)
Accumulated undistributed net realized gain (loss)	(171)	5,424	(42,981)	(140,331)
Net unrealized appreciation (depreciation)	(486)	86,741	5,869	1,463,451
	$208,719	$1,336,575	$400,794	$1,520,328

Shares Issued and Outstanding:	18,976	113,161	51,887	210,496

Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding)	$11.00	$11.81	$7.72	$7.22
Cost of Investments Owned	$242,170	$1,501,765	$386,142	$7,167,325

Cost of Foreign Currency Held	$0	$192	$0	$27,756

16	Annual Report I 3.31.03 I See accompanying notes

Investment Grade Corporate Portfolio	Mortgage Portfolio	Municipal Sector Portfolio	Real Return Portfolio	Short-Term Portfolio	Short-Term Portfolio II	U.S. Government Sector Portfolio

$4,214,217	$9,923,222	$268,558	$655,303	$2,460,187	$19,881	$4,725,563
4,611	4,242	31	0	26	316	1
0	0	0	7	0	0	0
48,083	5,552,621	0	0	23,026	206	149,515
0	0	0	48	0	0	0
0	0	200	300	1,450	0	2,600
67,174	22,905	3,023	6,384	7,303	106	15,887
9	12	0	0	358	0	7,696
0	0	0	0	0	17	0
0	8,816	0	0	0	0	13,692
5,278	3,222	0	0	257	0	25,205

4,339,372	15,515,040	271,812	662,042	2,492,607	20,526	4,940,159

$7,165	$7,758,410	$18,276	$0	$0	$328	$196,064
0	0	0	0	0	0	0
0	0	0	0	0	0	0
17,714	0	0	0	0	0	0
0	812,697	0	0	23,005	0	152,366
0	0	0	0	0	0	0
648	0	0	144	12,539	96	62,028
91,128	159,887	3,643	6,743	23,816	0	90,043
68	122	4	12	34	0	66
102	183	6	18	52	0	99
0	0	0	79	0	0	1,284
13	0	1	1	3	0	5
2,493	22,875	0	200	0	0	0
8,107	13,381	0	110	589	0	0
263	81	0	0	112	0	0

127,701	8,767,636	21,930	7,307	60,150	424	501,955

$4,211,671	$6,747,404	$249,882	$654,735	$2,432,457	$20,102	$4,438,204

$4,226,948	$6,634,292	$249,597	$617,540	$2,423,616	$20,061	$4,409,357
29,830	120,878	1,286	13,783	7,964	20	13,013
(82,980)	8,652	(3,209)	(228)	(4,707)	(1)	(3,322)
37,873	(16,418)	2,208	23,640	5,584	22	19,156
$4,211,671	$6,747,404	$249,882	$654,735	$2,432,457	$20,102	$4,438,204

386,969	619,329	24,626	57,300	247,515	2,006	407,542

$10.88	$10.89	$10.15	$11.43	$9.83	$10.02	$10.89
$4,173,186	$9,927,012	$266,350	$631,877	$2,457,346	$19,861	$4,687,719

$0	$0	$0	$7	$0	$0	$0

See accompanying notes I 3.31.03 I Annual Report	17

Statements of Operations

For the year or period ended March 31, 2003

Amounts in thousands

	Asset-Backed Securities Portfolio	Emerging Markets Portfolio	High Yield Portfolio	International Portfolio
Investment Income:
Interest, net of foreign taxes	$9,974	$82,409	$26,986	$71,546
Dividends, net of foreign taxes	0	104	262	0
Miscellaneous income	248	5,543	1,001	2,725

Total Income	10,222	88,056	28,249	74,271

Expenses:
Investment advisory fees	41	212	60	473
Administration fees	62	1,060	89	2,364
Trustees’ fees	1	0	1	15
Organization costs	0	0	0	0
Interest expense	201	108	0	46
Miscellaneous expense	0	0	3	0

Total Expenses	305	1,380	153	2,898

Reimbursement by Manager	0	0	0	0
Net Expenses	305	1,380	153	2,898

Net Investment Income	9,917	86,676	28,096	71,373

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	67	45,444	(32,398)	5,133
Net realized gain (loss) on futures contracts, written options and swaps	6,696	1,105	8	(200,851)
Net realized gain (loss) on foreign currency transactions	0	1,352	(972)	(1,042,341)
Net change in unrealized appreciation (depreciation) on investments	(3,269)	70,007	22,334	1,536,241
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	1,876	(3,213)	707	(5,590)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	609	341	41,209
Net Gain (Loss)	5,370	115,304	(9,980)	333,801

Net Increase in Assets Resulting from Operations	$15,287	$201,980	$18,116	$405,174

18	Annual Report I 3.31.03 I See accompanying notes

Investment Grade Corporate Portfolio	Mortgage Portfolio	Municipal Sector Portfolio	Real Return Portfolio	Short-Term Portfolio	Short-Term Portfolio II	U.S. Government Sector Portfolio

$378,169	$301,156	$9,520	$14,328	$37,080	$18	$90,530
26	0	0	0	0	0	0
15,283	9,202	17	0	(19)	0	(2,924)

393,478	310,358	9,537	14,328	37,061	18	87,606

997	1,480	35	66	281	0	546
1,496	2,220	52	99	421	0	819
22	41	1	1	4	0	14
0	0	0	0	0	17	0
991	1,332	0	57	49	0	28
2	0	0	0	3	0	0

3,508	5,073	88	223	758	17	1,407

0	0	0	0	0	(17)	(1)
3,508	5,073	88	223	758	0	1,406

389,970	305,285	9,449	14,105	36,303	18	86,200

(40,553)	402,589	5,745	21,258	(3,863)	1	35,705
46,766	(20,556)	(6,812)	(320)	11,793	0	112,875
0	0	0	(1,728)	0	0	0
148,561	(55,463)	4,604	22,513	2,486	20	54,667
8,463	(10,516)	(2,131)	177	3,340	2	(12,896)
0	0	0	24	0	0	0
163,237	316,054	1,406	41,924	13,756	23	190,351

$553,207	$621,339	$10,855	$56,029	$50,059	$41	$276,551

See accompanying notes I 3.31.03 I Annual Report	19

Statements of Changes in Net Assets

Amounts in thousands

Increase (Decrease) in Net Assets from:

	Asset-Backed Securities Portfolio		Emerging Markets Portfolio		High Yield Portfolio
	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002
Operations:
Net investment income	$9,917	$4,572	$86,676	$36,633	$28,096	$21,163
Net realized gain (loss)	6,763	1,543	47,901	14,506	(33,362)	(11,048)
Net change in unrealized appreciation (depreciation)	(1,393)	(558)	67,403	13,147	23,382	(13,841)
Net increase (decrease) resulting from operations	15,287	5,557	201,980	64,286	18,116	(3,726)
Distributions to Shareholders:
From net investment income	(9,518)	(4,391)	(82,953)	(34,275)	(27,483)	(19,870)
From net realized capital gains	(2,550)	(2,169)	(19,564)	0	0	(8,594)

Total Distributions	(12,068)	(6,560)	(102,517)	(34,275)	(27,483)	(28,464)

Portfolio Share Transactions:
Receipts for shares sold	231,826	56,039	593,223	849,065	306,180	310,630
Issued as reinvestment of distributions	11,878	6,560	99,402	31,778	27,293	27,926
Cost of shares redeemed	(137,052)	(16,570)	(461,159)	(193,088)	(320,767)	(121,158)
Net increase (decrease) resulting from Portfolio share transactions	106,652	46,029	231,466	687,755	12,706	217,398

Total Increase (Decrease) in Net Assets	109,871	45,026	330,929	717,766	3,339	185,208

Net Assets:
Beginning of period	98,848	53,822	1,005,646	287,880	397,455	212,247
End of period*	$208,719	$98,848	$1,336,575	$1,005,646	$400,794	$397,455

* Including undistributed net investment income of:	$5,135	$670	$38,174	$13,894	$8,269	$9,233

20	Annual Report I 3.31.03 I See accompanying notes

International Portfolio		Investment Grade Corporate Portfolio		Mortgage Portfolio		Municipal Sector Portfolio		Real Return Portfolio
Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2003	Year Ended March 31, 2002

$71,373	$106,027	$389,970	$144,791	$305,285	$301,517	$9,449	$5,873	$14,105	$12,977
(1,238,059)	220,150	6,213	14,486	382,033	174,223	(1,067)	1,224	19,210	8,838
1,571,860	(140,905)	157,024	(133,385)	(65,979)	(87,295)	2,473	(2,609)	22,714	(6,688)
405,174	185,272	553,207	25,892	621,339	388,445	10,855	4,488	56,029	15,127

(137,546)	(201,945)	(380,592)	(127,860)	(315,500)	(302,189)	(9,106)	(4,858)	(12,514)	(14,080)
(32,753)	(32,590)	(108,788)	(24,685)	(294,301)	(153,012)	(3,443)	(2,925)	(7,330)	(9,988)

(170,299)	(234,535)	(489,380)	(152,545)	(609,801)	(455,201)	(12,549)	(7,783)	(19,844)	(24,068)

1,655,799	2,368,807	2,261,400	4,705,492	8,560,232	6,256,550	437,513	127,962	937,948	311,326
165,090	220,149	475,470	145,718	599,868	433,828	12,310	7,102	19,526	21,980
(2,344,123)	(4,319,543)	(3,536,495)	(776,729)	(7,738,491)	(4,786,643)	(343,761)	(55,466)	(433,381)	(438,740)
(523,234)	(1,730,587)	(799,625)	4,074,481	1,421,609	1,903,735	106,062	79,598	524,093	(105,434)

(288,359)	(1,779,850)	(735,798)	3,947,828	1,433,147	1,836,979	104,368	76,303	560,278	(114,375)

1,808,687	3,588,537	4,947,469	999,641	5,314,257	3,477,278	145,514	69,211	94,457	208,832
$1,520,328	$1,808,687	$4,211,671	$4,947,469	$6,747,404	$5,314,257	$249,882	$145,514	$654,735	$94,457

$(782,625)	$103,577	$29,830	$20,518	$120,878	$37,532	$1,286	$2,228	$13,783	$708

See accompanying notes I 3.31.03 I Annual Report	21

Statements of Changes in Net Assets (Cont.)

Amounts in thousands

Increase (Decrease) in Net Assets from:

	Short-Term Portfolio		Short-Term Portfolio II	U.S. Government Sector Portfolio
	Year Ended March 31, 2003	Year Ended March 31, 2002	Period from March 17, 2003 to March 31, 2003	Year Ended March 31, 2003	Year Ended March 31, 2002

Operations:
Net investment income	$36,303	$7,670	$18	$86,200	$73,817
Net realized gain (loss)	7,930	803	1	148,580	21,142
Net change in unrealized appreciation (depreciation)	5,826	(721)	22	41,771	(39,789)
Net increase (decrease) resulting from operations	50,059	7,752	41	276,551	55,170

Distributions to Shareholders:
From net investment income	(34,144)	(9,243)	0	(82,561)	(74,540)
From net realized capital gains	(7,455)	(1,334)	0	(128,193)	(78,375)

Total Distributions	(41,599)	(10,577)	0	(210,754)	(152,915)

Portfolio Share Transactions:
Receipts for shares sold	6,106,242	80,369	20,061	6,094,130	1,743,762
Issued as reinvestment of distributions	40,488	10,558	0	206,966	145,162
Cost of shares redeemed	(3,837,601)	(164,533)	0	(2,473,983)	(2,503,121)
Net increase (decrease) resulting from Portfolio share transactions	2,309,129	(73,606)	20,061	3,827,113	(614,197)

Total Increase (Decrease) in Net Assets	2,317,589	(76,431)	20,102	3,892,910	(711,942)

Net Assets:
Beginning of period	114,868	191,299	0	545,294	1,257,236
End of period*	$2,432,457	$114,868	$20,102	$4,438,204	$545,294

* Including undistributed net investment income of:	$7,964	$709	$20	$13,013	$9,838

22	Annual Report I 3.31.03 I See accompanying notes

Statements of Cash Flows

For the period ended March 31, 2003

	Emerging Markets Portfolio	International Portfolio	Real Return Portfolio
Increase (Decrease) in Cash and Foreign Currency from:

Financing Activities

Sales of Portfolio shares	$589,123	$1,655,499	$937,648
Redemptions of Portfolio shares	(437,454)	(2,323,614)	(426,638)
Cash distributions paid	(3,115)	(5,209)	(318)
Proceeds from financing transactions (net)	114,303	6,181,365	(60,262)
Net increase (decrease) from financing activities	262,857	5,508,041	450,430

Operating Activities

Purchases of long-term securities and foreign currency	(3,447,783)	(25,147,678)	(1,613,343)
Proceeds from sales of long-term securities and foreign currency	3,196,769	19,522,896	1,161,301
Purchases of short-term securities (net)	(72,464)	157,863	(8,994)
Net investment income	86,682	71,373	14,105
Changes in other receivables/payables (net)	(5,062)	(207,315)	(4,248)

Net increase (decrease) from operating activities	(241,858)	(5,602,861)	(451,179)

Net Increase (Decrease) in Cash and Foreign Currency	20,999	(94,820)	(749)

Cash and Foreign Currency

Beginning of period	6,532	122,678	756
End of period	$27,531	$27,858	$7

See accompanying notes I 3.31.03 I Annual Report	23

Schedule of Investments

Asset-Backed Securities Portfolio

March 31, 2003

	Principal Amount (000s)	Value (000s)

U.S. GOVERNMENT AGENCIES 6.0%
Freddie Mac
6.000% due 05/25/2012 (a)	$8,800	$9,159
Tennessee Valley Authority
5.880% due 04/01/2036 (a)	3,000	3,392

Total U.S. Government Agencies (Cost $12,233)		12,551

MORTGAGE-BACKED SECURITIES 43.6%
Collateralized Mortgage Obligations 30.8%
American Southwest Financial Securities Corp.
8.000% due 01/18/2009	1,000	1,160
Amortizing Residential Collateral Trust
1.585% due 01/01/2032 (b)	250	250
Asset Securitization Corp.
7.384% due 08/13/2029	750	850
Bank of America Mortgage Securities
5.242% due 02/25/2032	753	768
Countrywide Home Loans
5.840% due 12/25/2031	1,147	1,149
6.500% due 02/25/2032	1,616	1,625
Credit-Based Asset Servicing & Securitization
5.102% due 08/25/2014	180	180
CS First Boston Mortgage Securities Corp.
2.580% due 12/15/2011 (b)	3,000	2,975
2.780% due 12/15/2011 (b)	1,500	1,488
2.305% due 08/25/2031 (b)	2,000	2,019
2.310% due 11/25/2031 (b)	416	417
Drexel Burnham Lambert Trust
2.087% due 05/01/2016 (b)	683	683
Fannie Mae
1.912% due 03/25/2008 (b)	105	106
6.500% due 04/25/2013	70	74
7.179% due 07/17/2017	321	338
1.812% due 01/15/2020 (b)	708	709
1.762% due 10/25/2021 (b)	214	215
1.812% due 11/25/2021 (b)	46	46
1.862% due 12/25/2021 (b)	277	279
2.062% due 05/25/2022 (b)	425	430
1.962% due 07/25/2022 (b)	760	763
6.000% due 08/25/2022	179	187
6.500% due 05/25/2023	1,024	1,028
2.212% due 08/25/2023 (b)	250	254
2.462% due 01/25/2024 (b)	205	206
1.415% due 06/25/2025 (b)	9	9
1.681% due 09/17/2027 (b)	80	79
1.425% due 06/25/2032 (b)	787	788
1.435% due 06/25/2032 (b)	361	362
Federal Agricultural Mortgage Corp.
7.542% due 01/25/2012	718	796
Federal Housing Administration
7.430% due 03/01/2021 (b)	69	73
First Republic Mortgage Loan Trust
1.625% due 06/25/2030 (b)	636	635
Freddie Mac
1.862% due 10/15/2008 (b)	818	822
2.012% due 06/15/2022 (b)	451	453
7.000% due 08/15/2022	786	804
3.120% due 10/15/2022 (b)	377	384
2.475% due 05/15/2023 (b)	245	250
1.762% due 02/15/2024 (b)	994	996
5.750% due 10/15/2026	2,210	2,240
6.250% due 03/15/2028	503	508
6.500% due 09/15/2030	415	430
1.425% due 07/25/2031 (b)	339	340
1.730% due 12/15/2031 (b)	468	471
German American Capital Corp.
7.000% due 08/12/2010 (b)	2,000	2,236
GMAC Commercial Mortgage Securities, Inc.
1.750% due 09/09/2015 (b)	250	240
GMAC Commercial Mortgage Corp.
2.007% due 09/20/2004 (b)	357	357
GMAC Mortgage Corp. Loan Trust
7.500% due 02/25/2031 (c)	2,569	2,589
Government National Mortgage Association
1.683% due 02/20/2029 (b)	48	47
Hilton Hotel Pool Trust
1.880% due 10/03/2010 (b)	1,100	1,100
Holmes Financing PLC
2.852% due 07/15/2040 (b)	250	248
IMPAC CMB Trust
1.906% due 12/15/2030 (b)	681	684
1.965% due 11/25/2031 (b)	158	158
1.725% due 12/25/2031 (b)	1,089	1,092
Long Beach Mortgage Loan Trust
8.396% due 01/20/2017 (b)	748	818
LTC Commercial Mortgage
6.029% due 05/28/2030	3,348	3,539
Mellon Residential Funding Corp.
6.500% due 02/25/2013	102	102
6.110% due 01/25/2029	205	206
1.650% due 09/15/2030 (b)	566	566
Merrill Lynch Mortgage Investors, Inc.
1.583% due 01/20/2030 (b)	30	30
1.625% due 05/25/2033 (b)	83	83
Mortgage Capital Funding, Inc.
7.288% due 02/20/2027	1,000	1,121
Nationslink Funding Corp.
6.888% due 05/10/2007	2,750	3,099
Norwest Asset Securities Corp.
6.500% due 09/25/2014	80	82
Prudential Home Mortgage Securities
6.750% due 11/25/2023	402	403
Residential Accredit Loans, Inc.
6.750% due 06/25/2029	16	16
5.810% due 09/25/2031	177	177
Residential Asset Mortgage Products, Inc.
7.000% due 06/25/2032	85	91
Residential Asset Securities Corp.
6.750% due 07/25/2029	14	14
Residential Asset Securitization Trust
6.180% due 05/25/2032	249	250
Residential Funding Mortgage Securities I, Inc.
7.000% due 05/25/2011	1,325	1,357
6.500% due 08/25/2013	450	461
6.750% due 12/25/2014	13	13
5.875% due 09/25/2031	80	81
Resolution Trust Corp.
7.027% due 05/25/2029 (b)	619	623
Salomon Brothers Mortgage Securities VII, Inc.
8.500% due 11/25/2024	849	898
1.645% due 04/25/2029 (b)	1,617	1,614
1.935% due 06/25/2032 (b)	2,000	2,000
Sears Mortgage Securities
9.500% due 11/15/2010 (d)	85	91
Sequoia Mortgage Trust
1.624% due 06/20/2032 (b)	912	910
Starwood Commercial Mortgage Trust
6.920% due 02/03/2009 (b)	1,000	1,088
Structured Asset Mortgage Investments, Inc.
7.000% due 07/28/2028	106	106
6.503% due 06/25/2029 (b)	354	357
1.840% due 07/19/2032 (b)	1,000	1,000
1.840% due 09/19/2032 (b)	1,000	997
Structured Asset Securities Corp.
1.755% due 06/25/2017 (b)	1,540	1,542
1.605% due 10/25/2027 (b)	221	213
2.386% due 01/25/2033 (b)	1,000	975
United Mortgage Securities Corp.
4.722% due 06/25/2032 (b)	504	511
Washington Mutual Mortgage Securities Corp.
5.215% due 10/25/2032 (b)	748	767
Washington Mutual, Inc.
6.500% due 10/19/2029	704	722

		64,313

Fannie Mae 9.2%
3.787% due 11/01/2040 (b)	1,402	1,435
4.190% due 02/01/2026 (b)	36	37
4.220% due 10/01/2031 (b)	412	423
4.240% due 10/01/2027 (b)	39	40
4.260% due 12/01/2025 (b)	37	38
4.320% due 03/01/2027 (b)	92	96
4.352% due 05/01/2036 (b)	317	324
4.425% due 12/01/2024 (b)	28	29
4.551% due 01/01/2028 (b)	144	148
4.700% due 07/01/2027 (b)	25	26
4.720% due 02/01/2026 (b)	39	40
4.900% due 09/01/2030 (b)	218	227
5.000% due 03/01/2027 (b)	62	65
5.200% due 03/01/2030 (b)	227	234
5.402% due 03/01/2028 (b)	26	27
6.090% due 12/01/2008	95	105
6.500% due 07/01/2032-05/14/2033 (e)	14,004	14,603
6.930% due 09/01/2021	958	1,069
7.300% due 01/01/2027 (b)	215	225

		19,191

Freddie Mac 0.5%
3.250% due 02/01/2017 (b)	28	28
4.420% due 11/01/2023 (b)	36	38
4.650% due 02/01/2022 (b)	51	53
4.750% due 08/01/2023 (b)	85	88
4.860% due 02/01/2026 (b)	119	123
5.015% due 08/01/2029 (b)	238	246
5.150% due 03/01/2028 (b)	77	79
5.210% due 09/01/2023 (b)	47	48
5.890% due 11/01/2028 (b)	198	205
6.290% due 06/01/2028 (b)	93	96
10.250% due 06/01/2009	1	1
10.750% due 10/01/2010	0	0

		1,005

Government National Mortgage Association 3.1%
4.000% due 09/20/2029 (b)	203	209
4.875% due 04/20/2016 (b)	47	48
5.250% due 02/20/2030 (b)	42	42
5.375% due 04/20/2017-01/20/2023 (b)(e)	190	194
5.500% due 09/20/2028 (b)	59	61
5.625% due 10/20/2026 (b)	453	464
6.625% due 12/20/2016 (b)(e)	25	26
7.000% due 04/23/2033	5,000	5,302
5.375% due 04/20/2018- 04/20/2019 (b)(e)	76	79

		6,425

Total Mortgage-Backed Securities (Cost $89,745)		90,934

ASSET-BACKED SECURITIES 64.6%
Aames Mortgage Trust
1.730% due 08/15/2027 (b)	370	371
1.730% due 03/15/2028 (b)	621	621
1.730% due 10/15/2029 (b)	144	145
ABSC Long Beach Home Equity Loan Trust
2.440% due 06/21/2030 (b)	1,000	988
Access Financial Manufactured Housing Contract Trust
7.650% due 05/15/2021	1,000	601
Accredited Mortgage Loan Trust
1.625% due 02/25/2030 (b)	552	551
Advanta Mortgage Loan Trust
7.750% due 10/25/2026	525	562
1.545% due 05/25/2027 (b)	434	435
7.650% due 05/25/2027	1,283	1,321

24	Annual Report I 3.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

American Business Financial Services
6.285% due 06/15/2033 (b)	$2,000	$2,097
American Express Credit Account Master Trust
1.520% due 11/15/2010 (b)	75	75
Ameriquest Mortgage Securities, Inc.
1.615% due 05/25/2032 (b)	229	230
Amortizing Residential Collateral Trust
1.655% due 08/25/2032 (b)	676	676
AMRESCO Residential Securities Corp.
Mortgage Loan Trust
1.675% due 06/25/2027 (b)	704	702
1.675% due 09/25/2027 (b)	3,405	3,408
1.666% due 06/25/2028 (b)	977	973
ANRC Auto Owner Trust
6.940% due 04/17/2006	185	185
Asset-Backed Funding Certificates
7.641% due 11/25/2030	1	1
1.985% due 07/25/2033 (b)	2,743	2,726
Asset-Backed Securities Corp.
1.540% due 06/15/2031 (b)	686	687
Asset-Backed Securities Corp. Home Equity Loan Trust
1.980% due 08/15/2032 (b)	2,000	1,998
2.470% due 08/15/2032 (b)	100	95
Bayview Financial Acquisition Trust
1.695% due 07/25/2030 (b)	294	295
Bear Stearns Asset-Backed Securities, Inc.
1.905% due 10/25/2032 (b)	2,071	2,079
1.505% due 12/25/2034 (b)	46	46
2.087% due 11/25/2042 (b)	1,932	1,947
Bear Stearns Mortgage Securities, Inc.
7.750% due 06/25/2027	695	694
Beneficial Mortgage Corp
1.617% due 09/28/2026 (b)	593	593
Block Mortgage Finance, Inc.
7.777% due 04/25/2014	2,201	2,295
Capital Asset Research Funding LP
6.400% due 12/15/2004	1,411	1,438
Capital Auto Receivables Asset Trust
1.380% due 12/15/2004 (b)	110	110
Capital One Master Trust
2.030% due 08/16/2006 (b)	3,000	2,990
CDC Mortgage Capital Trust
1.615% due 08/25/2032 (b)	783	785
2.005% due 08/25/2032 (b)	3,000	3,014
Centex Home Equity Loan Trust
7.720% due 05/25/2029	200	214
6.250% due 04/25/2031	270	287
Champion Home Equity Loan Trust
1.565% due 03/25/2029 (b)	124	124
Chase Funding Mortgage Loan Asset-Backed Certificates
1.525% due 04/25/2016 (b)	86	86
CIT Group Home Equity Loan Trust
1.955% due 12/25/2031 (b)	1,500	1,492
Citibank Credit Card Issuance Trust
7.450% due 09/15/2007	450	494
CNH Equipment Trust
7.140% due 09/15/2007	293	302
Community Program Loan Trust
4.500% due 04/01/2029	500	454
Conseco Finance Corp.
7.800% due 05/15/2020	135	144
3.220% due 09/01/2023	311	312
8.410% due 12/15/2025	2,000	2,185
9.290% due 12/15/2029	797	839
2.030% due 03/15/2030 (b)	1,000	978
1.980% due 07/15/2031 (b)	1,000	961
7.060% due 02/01/2032	6	6
10.210% due 02/01/2032	1,000	301
7.424% due 03/25/2033	2,000	1,853
1.467% due 05/01/2033 (b)	65	65
8.500% due 05/01/2033	1,000	521
2.780% due 08/15/2033 (b)	3,000	3,111
6.158% due 08/15/2033	1,000	1,003
Conseco Finance Home Loan Trust
8.080% due 02/15/2022	179	180
8.880% due 06/15/2024	4,700	4,904
9.520% due 06/15/2024	3,000	3,180
Contimortgage Home Equity Loan Trust
7.280% due 04/25/2014	848	912
1.760% due 06/15/2025 (b)	380	381
Countrywide Asset-Backed Certificates
6.102% due 08/25/2026	172	173
1.575% due 09/25/2031 (b)	128	128
1.905% due 09/25/2031 (b)	2,000	2,000
1.905% due 04/25/2032 (b)	4,750	4,750
Countrywide Home Equity Loan Trust
1.600% due 04/15/2025 (b)	263	262
CS First Boston Mortgage Securities Corp.
2.055% due 04/25/2032 (b)	1,000	994
DaimlerChrysler Auto Trust
2.900% due 12/06/2004	2,181	2,194
Denver Arena Trust
6.940% due 11/15/2019	830	870
Embarcadero Aircraft Securitization Trust
2.380% due 08/15/2025 (b)	1,183	12
Equity One ABS, Inc.
7.600% due 02/25/2032	3,000	3,363
7.770% due 02/25/2032	2,000	2,173
5.498% due 11/25/2032	3,000	3,094
Equivantage Home Equity Loan Trust
1.515% due 10/25/2028 (b)	232	233
FannieMae Whole Loan
8.200% due 04/25/2025	690	735
First Alliance Mortgage Loan Trust
2.500% due 10/25/2024 (b)	141	141
1.493% due 09/20/2027 (b)	300	300
7.520% due 03/20/2031	287	302
First Consumers Master Trust
5.800% due 12/15/2005	1,000	785
First International Bank
1.890% due 03/15/2027 (b)	797	598
First USA Credit Card Master Trust
1.488% due 09/19/2008 (b)	200	201
Fleet Credit Card Master Trust II
2.155% due 05/15/2008 (b)	1,000	993
Ford Credit Auto Owner Trust
7.500% due 10/15/2004	100	102
6.920% due 04/15/2005	280	293
Freddie Mac
1.445% due 04/25/2030 (b)	81	81
General Electric Capital Mortgage Services, Inc.
7.200% due 04/25/2029	938	1,004
Green Tree Financial Corp.
6.240% due 11/01/2016	9	9
6.270% due 07/01/2021	710	721
7.400% due 06/15/2027	547	561
6.860% due 03/15/2028	118	120
7.230% due 03/15/2028	500	145
7.060% due 02/01/2031	1,000	839
Green Tree Home Equity Loan Trust
6.130% due 02/15/2019	11	11
7.650% due 04/15/2027	290	299
Home Equity Asset Trust
1.605% due 11/25/2032 (b)	416	415
Home Equity Mortgage Trust
3.155% due 11/25/2032 (b)	2,000	1,998
Household Consumer Loan Trust
1.460% due 11/15/2007 (b)	528	528
Household Home Equity Loan Trust
1.573% due 05/20/2031 (b)	1,343	1,343
IMPAC Secured Assets CMN Owner Trust
7.770% due 07/25/2025 (b)	430	449
Indymac Home Equity Loan Asset-Backed Trust
3.286% due 12/25/2031 (b)	1,500	1,484
Irwin Home Equity Loan Trust
7.960% due 04/25/2026	2,000	2,221
2.205% due 02/25/2029 (b)	2,000	2,000
L.A. Arena Funding LLC
7.656% due 12/15/2026	280	304
Long Beach Mortgage Loan Trust
1.655% due 03/25/2032 (b)	265	265
1.625% due 06/25/2032 (b)	202	201
MBNA Master Credit Card Trust
1.510% due 10/15/2005 (b)	400	400
6.350% due 11/15/2005	1,200	1,211
1.715% due 07/15/2007 (b)	85	85
Mellon Residential Funding Corp.
6.615% due 02/25/2021	3,000	3,219
Merrill Lynch Mortgage Investors, Inc.
2.305% due 09/25/2032 (b)	1,500	1,515
Metris Master Trust
1.570% due 07/21/2008 (b)	50	46
MMCA Automobile Trust
1.520% due 05/15/2005	318	318
New Century Home Equity Loan Trust
1.585% due 07/25/2030 (b)	482	481
1.000% due 09/20/2031 (b)	901	902
Nextcard Credit Card Master Note Trust
2.930% due 12/15/2006 (b)	700	140
NPF XII, Inc.
2.270% due 03/01/2004 (b)(f)	2,000	20
Oakwood Mortgage Investors, Inc.
6.430% due 03/15/2031 (b)	500	500
Ocwen Mortgage Loan Trust
2.005% due 05/25/2029 (b)	80	80
Option One Mortgage Loan Trust
1.575% due 12/25/2016 (b)	549	549
1.635% due 04/25/2030 (b)	31	30
1.595% due 09/25/2030 (b)	119	119
1.565% due 08/25/2031 (b)	185	185
1.875% due 10/12/2032 (b)	2,000	2,000
Origen Manufactured Housing
7.650% due 03/15/2032	2,000	2,097
Pass-Through Amortizing Credit Card Trust
2.630% due 06/18/2012 (b)	1,495	1,494
Providian Gateway Master Trust
1.560% due 03/15/2007 (b)	500	500
RBMG Funding Co.
1.955% due 04/25/2030 (b)	1,305	1,307
Renaissance Home Equity Loan Trust
2.105% due 08/25/2032 (b)	2,000	2,000
Residential Asset Mortgage Products, Inc.
1.495% due 08/25/2020 (b)	104	104
1.465% due 04/25/2021 (b)	38	38
8.360% due 06/25/2030	1,410	1,503
Residential Asset Securities Corp.
1.445% due 11/25/2017 (b)	191	191
1.535% due 09/25/2031 (b)	875	874
1.886% due 09/25/2031 (b)	1,000	1,001
1.625% due 05/25/2032 (b)	187	187
Residential Funding Mortgage Securities II, Inc.
4.130% due 07/25/2011	2,000	2,019
8.350% due 03/25/2025	500	573
Salomon Brothers Mortgage Securities VII, Inc.
1.700% due 11/15/2029 (b)	488	488
2.275% due 01/25/2032 (b)	1,500	1,507
Saxon Asset Securities Trust
1.445% due 01/25/2017 (b)	52	52
7.000% due 07/25/2024	1,918	1,975
1.565% due 07/25/2030 (b)	153	153
1.586% due 03/25/2032 (b)	493	492
UCFC Home Equity Loan
1.520% due 10/15/2028 (b)	112	112
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,000	851

See accompanying notes I 3.31.03 I Annual Report	25

Schedule of Investments (Cont.)

Asset-Backed Securities Portfolio

March 31, 2003

	Principal Amount (000s)	Value (000s)

Union Acceptance Corp.
4.590% due 07/08/2008	$350	$367
Vanderbilt Mortgage Finance
7.900% due 02/07/2026	1,200	1,361
8.040% due 12/07/2030	1,000	996
WFS Financial Owner Trust
1.510% due 08/20/2007 (b)	25	25
World Omni Automobile Lease Securitization Trust
1.530% due 03/21/2005	152	152

Total Asset-Backed Securities (Cost $138,757)		134,936

SHORT-TERM INSTRUMENTS 0.7%
Commercial Paper 0.2%
Freddie Mac
1.180% due 05/13/2003	400	400

Repurchase Agreement 0.3%
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Federal Farm Credit Banks 1.970% due 10/20/2004 valued at $547. Repurchase proceeds are $536.)	536	536

U.S. Treasury Bills 0.2%
1.155% due 05/15/2003	500	499

Total Short-Term Instruments (Cost $1,435)		1,435

Total Investments 114.9% (Cost $242,170)		$239,856
Written Options (g) (0.4%) (Premiums $566)		(817)

Other Assets and Liabilities (Net) (14.5%)		(30,320)

Net Assets 100.0%		$208,719

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Security, or a portion thereof, subject to financing transaction.

(b)	Variable rate security. The rate listed is as of March 31, 2003.

(c)	A reverse repurchase agreement was entered into on 03/24/2003 paying interest at 1.350%. The following security was segregated as collateral for the reverse repurchase agreement:

Type	Maturity	Value

GMAC Mortgage Corporation Loan Trust 7.500%	02/25/2031	$2,589

(d)	Restricted security.

(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f)	Security is in default.

(g)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Call—OTC 30 Year Interest Rate Swap Strike @ 5.480%** Exp. 04/03/2006	$3,000	$88	$198
Put—OTC 7 Year Interest Rate Swap Strike @ 7.000%* Exp. 01/07/2005	10,700	239	105
Call—OTC 7 Year Interest Rate Swap Strike @ 5.000%** Exp. 01/07/2005	10,700	239	514

		$566	$817

*	The Portfolio will pay a floating rate based on 3-month LIBOR.
**	The Portfolio will receive a floating rate based on 3-month LIBOR.

(h)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized Appreciation

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Bank of America, N.A. Exp. 06/17/2005	$7,300	$291
Receive a fixed rate equal to 5.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Bank of America, N.A. Exp. 06/18/2008	23,400	643
Receive a fixed rate equal to 5.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Lehman Brothers, Inc. Exp. 06/18/2008	42,000	1,145

		$2,079

26	Annual Report I 3.31.03 I See accompanying notes

Schedule of Investments

Emerging Markets Portfolio

March 31, 2003

	Principal Amount (000s)		Value (000s)

BERMUDA 0.0%
IMEXA Export Trust
10.625% due 12/31/2005		$938	$544

Total Bermuda (Cost $902)			544

BRAZIL 26.0%
Republic of Brazil
10.250% due 01/11/2006		8,700	8,604
2.562% due 04/15/2006 (a)		59,492	54,363
3.062% due 04/15/2006 (a)		39,076	35,708
11.500% due 03/12/2008 (b)		40,340	37,214
2.625% due 04/15/2009 (a)		35,872	28,339
14.500% due 10/15/2009		700	709
11.000% due 01/11/2012		22,800	19,437
8.000% due 04/15/2014		124,422	98,604
12.750% due 01/15/2020		150	131
2.562% due 04/15/2024 (a)		370	250
6.000% due 04/15/2024		1,043	749
8.875% due 04/15/2024		3,000	1,946
10.125% due 05/15/2027 (b)		10,094	7,167
12.250% due 03/06/2030		13,400	11,122
11.000% due 08/17/2040 (b)		56,761	42,713

Total Brazil (Cost $318,088)			347,056

BULGARIA 4.5%
Republic of Bulgaria
2.187% due 07/28/2011 (a)		9,940	9,443
2.187% due 07/28/2012 (a)		27,546	26,445
2.687% due 07/28/2024 (a)(b)		24,960	24,086

Total Bulgaria (Cost $56,691)			59,974

CAYMAN ISLANDS 2.1%
Korea Asset Funding Ltd.
3.350% due 02/10/2009 (a)		1,365	1,403
OUB Sovereign Emerging Market CBO—II Ltd.
2.150% due 05/12/2009 (a)		25,120	25,140
Pemex Finance Ltd.
5.720% due 11/15/2003		308	312
Petrobras International Finance Co.
9.125% due 02/01/2007		1,075	1,078

Total Cayman Islands (Cost $27,910)			27,933

CHILE 5.9%
Republic of Chile
5.625% due 07/23/2007		18,050	19,115
6.875% due 04/28/2009		6,150	6,840
7.125% due 01/11/2012		36,275	40,650
5.500% due 01/15/2013		11,760	11,865

Total Chile (Cost $76,463)			78,470

COLOMBIA 7.7%
Republic of Colombia
10.500% due 06/13/2006		1,000	1,082
7.625% due 02/15/2007		3,000	2,947
9.750% due 04/23/2009		7,250	7,540
10.000% due 01/23/2012		400	412
10.750% due 01/15/2013		2,660	2,820
11.750% due 02/25/2020		8,000	8,760
10.375% due 01/28/2033 (b)		79,770	78,773

Total Colombia (Cost $97,428)			102,334

CROATIA (f)(g) 3.5%
Republic of Croatia
7.000% due 03/28/2005	EC	2,000	2,320
4.562% due 07/31/2006 (a)		10,963	10,908
2.187% due 07/31/2010 (a)		33,666	33,498

Total Croatia (Cost $46,214)			46,726

MALAYSIA 5.2%
Petroliam Nasional
7.750% due 08/15/2015		9,100	10,295
Petronas Capital Ltd.
7.000% due 05/22/2012		1,500	1,624
7.875% due 05/22/2022		2,270	2,410
Republic of Malaysia
8.750% due 06/01/2009		1,675	2,054
7.500% due 07/15/2011 (b)		45,780	52,863

Total Malaysia (Cost $65,004)			69,246

MEXICO 11.4%
Banco Nacional de Comercio Exterior
7.250% due 02/02/2004		9,450	9,856
Banco Nacional Obra Services
9.625% due 11/15/2003 (a)		1,000	1,047
Bancomext Trust
8.000% due 08/05/2003		3,667	3,749
Pemax Project Funding Master Trust
7.875% due 02/01/2009		550	607
9.125% due 10/13/2010		55	64
8.000% due 11/15/2011		3,410	3,742
7.375% due 12/15/2014		1,175	1,209
8.625% due 02/01/2022		25,350	26,808
Petroleos Mexicanos
8.850% due 09/15/2007		110	128
9.500% due 09/15/2027		6,850	7,946
United Mexican States
2.560% due 03/25/2005 (a)		2,500	2,432
8.500% due 02/01/2006		690	799
8.625% due 03/12/2008		215	252
10.375% due 02/17/2009		2,075	2,619
9.875% due 02/01/2010		850	1,054
8.375% due 01/14/2011		4,145	4,787
7.500% due 01/14/2012		6,850	7,485
6.375% due 01/16/2013		10,750	10,777
6.625% due 03/03/2015		5,000	5,012
11.375% due 09/15/2016		4,850	6,676
8.125% due 12/30/2019 (b)		6,030	6,486
8.000% due 09/24/2022 (b)		16,834	17,659
11.500% due 05/15/2026		215	299
8.300% due 08/15/2031		27,854	30,013
United Mexican States Value Recovery Right
0.000% due 06/30/2003 (a)		43,063	196
0.000% due 06/30/2004 (a)		66,102	301
0.000% due 06/30/2005 (a)		66,102	231
0.000% due 06/30/2006 (a)		57,424	46
0.000% due 06/30/2007 (a)		86,475	13

Total Mexico (Cost $146,898)			152,293

NETHERLANDS 0.0%
Telekomunikacja Polska S.A.
7.125% due 12/10/2003		400	399

Total Netherlands (Cost $405)			399

PANAMA 11.8%
Republic of Panama
8.250% due 04/22/2008 (b)		23,935	25,551
9.625% due 02/08/2011 (b)		37,218	42,122
9.375% due 07/23/2012		25,755	28,459
4.750% due 07/17/2014		631	562
2.250% due 07/17/2016 (a)		2,755	2,259
10.750% due 05/15/2020		2,000	2,293
9.375% due 01/16/2023		35,503	37,456
8.875% due 09/30/2027		15,575	16,003
9.375% due 04/01/2029		3,000	3,288

Total Panama (Cost $148,717)			157,993

PERU 9.6%
Republic of Peru
9.125% due 01/15/2008		1,750	1,890
9.125% due 02/21/2012		101,631	107,475
9.875% due 02/06/2015		6,350	6,858
4.500% due 03/07/2017		2,301	1,832
5.000% due 03/07/2017		12,790	10,840

Total Peru (Cost $115,618)			128,895

POLAND 3.6%
Republic of Poland
6.000% due 10/27/2014		1,353	1,356
7.000% due 10/27/2014		2,236	2,242
3.750% due 10/27/2024 (b)		47,146	40,371
4.500% due 10/27/2024		4,000	3,645

Total Poland (Cost $40,676)			47,614

QATAR 0.0%
State of Qatar
2.540% due 02/18/2004 (a)		633	624

Total Qatar (Cost $631)			624

RUSSIA 1.8%
Russian Federation
11.750% due 06/10/2003		3,910	3,965
5.000% due 03/31/2030		23,370	20,262

Total Russia (Cost $23,969)			24,227

SOUTH AFRICA 2.4%
Republic of South Africa
9.125% due 05/19/2009 (b)		19,885	24,125
8.500% due 06/23/2017		6,675	7,876

Total South Africa (Cost $28,511)			32,001

See accompanying notes I 3.31.03 I Annual Report	27

Schedule of Investments (Cont.)

Emerging Markets Portfolio

March 31, 2003

	Principal Amount (000s)		Value (000s)

SOUTH KOREA 0.6%
Cho Hung Bank
11.875% due 04/01/2010		$100	$113
Export-Import Bank Korea
7.100% due 03/15/2007		797	876
Korea Development Bank
5.383% due 06/16/2003 (a)		6,000	6,090
6.625% due 11/21/2003		55	56
Republic of Korea
8.875% due 04/15/2008		440	530

Total South Korea (Cost $7,571)			7,665

TUNISIA (f)(g) 6.1%
Banque Centrale De Tunisie
7.500% due 09/19/2007		$7,722	8,108
7.500% due 08/06/2009	EC	6,500	7,730
7.375% due 04/25/2012 (b)		56,865	61,272
8.250% due 09/19/2027		$4,750	4,809

Total Tunisia (Cost $76,152)			81,919

URUGUAY 0.0%
Banco Central del Uruguay
2.437% due 02/19/2006 (a)		88	53

Total Uruguay (Cost $86)			53

VENEZUELA 0.2%
Republic of Venezuela
2.875% due 12/18/2007 (a)		$4,762	3,309
0.000% due 04/15/2020 (a)		5	0

Total Venezuela (Cost $3,449)			3,309

SHORT-TERM INSTRUMENTS 16.5%
Commercial Paper 15.9%
Alcon Capital Corp.
1.250% due 05/28/2003		$5,000	4,990
1.250% due 05/29/2003		8,000	7,984
Anz, Inc.
1.240% due 05/05/2003		25,000	24,971
1.250% due 05/27/2003		4,000	3,992
Barclays US Funding Corp.
1.255% due 05/19/2003		4,000	3,993
CDC Commercial Paper Corp.
1.240% due 05/21/2003		4,000	3,993
Federal Home Loan Bank
1.270% due 05/16/2003		80,000	79,873
Freddie Mac
1.272% due 05/22/2003		18,000	17,968
General Electric Capital Corp.
1.260% due 06/12/2003		12,100	12,070
1.250% due 06/25/2003		300	299
HBOS Treasury Services PLC
1.205% due 04/03/2003		4,700	4,700
1.260% due 05/01/2003		11,000	10,988
Lloyds Bank PLC
1.290% due 05/06/2003		3,100	3,096
UBS AG
1.180% due 04/09/2003		10,500	10,497
1.215% due 04/21/2003		23,000	22,984

			212,398

Repurchase Agreement 0.1%
State Street Bank
1.050% due 04/01/2003		1,491	1,491

(Dated 03/31/2003. Collateralized by Federal Home Loan Bank 1.600% due 12/17/2003 valued at $1,524. Repurchase proceeds are $1,491.)
U.S. Treasury Bills 0.5%
1.151% due 05/08/2003-05/15/2003 (c)		6,500	6,493

Total Short-Term Instruments (Cost $220,382)			220,382

Total Investments 118.9% (Cost $1,501,765)			$1,589,657
Other Assets and Liabilities (Net) (18.9%)			(253,082)

Net Assets 100.0%			$1,336,575

Notes to Schedule of Investments (amounts in thousands):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Security, or portion thereof, subject to financing transaction.

(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d)	Short sales open at March 31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

Republic of Venezuela	2.313	12/18/2007	$59,286	$41,204	$42,090

(e)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized Appreciation/(Depreciation)

Receive a fixed rate equal to 1.150% and the Portfolio will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 8.250% due 09/19/2027.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003	$750	$0
Receive a fixed rate equal to 9.050% and the Portfolio will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014.
Counterparty: Goldman Sachs & Co. Exp. 09/27/2003	10,000	263
Receive a fixed rate equal to 16.500% and the Portfolio will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014.
Counterparty: Merrill Lynch & Co., Inc. Exp. 01/16/2005	5,000	495
Receive a fixed rate equal to 0.000% and the Portfolio will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2004.
Counterparty: J.P. Morgan Chase & Co. Exp. 07/03/2003	6,000	375
Receive a fixed rate equal to 27.750% and the Portfolio will pay to the counterparty at par in the event of default of Federative Republic of Brazil 14.500% due 10/15/2009.
Counterparty: Goldman Sachs & Co. Exp. 11/04/2007	3,650	1,603
Receive a fixed rate equal to 8.250% and the Portfolio will pay to the counterparty at par in the event of default of Federative Republic of Brazil 10.125% due 05/15/2027.
Counterparty: Credit Suisse First Boston Exp. 03/11/2009	30,000	(5,423)
Receive a fixed rate equal to 0.000% and the Portfolio will pay to the counterparty at par in the event of default of Russian Federation 5.000% due 03/31/2030.
Counterparty: Credit Suisse First Boston Exp. 05/05/2003	34,000	33
Receive a fixed rate equal to 1.500% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Peru 4.500% due 03/07/2017.
Counterparty: Credit Suisse First Boston Exp. 04/24/2003	2,500	0
Receive a fixed rate equal to 1.900% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Peru 5.000% due 03/07/2017.
Counterparty: J.P. Morgan Chase & Co. Exp. 05/01/2003	3,000	2
Receive a fixed rate equal to 7.850% and the Portfolio will pay to the counterparty at par in the event of default of Federative Republic of Brazil 2.563% due 04/15/2006.
Counterparty: Goldman Sachs & Co. Exp. 05/09/2004	7,000	24
Receive a fixed rate equal to 1.750% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: J.P. Morgan Chase & Co. Exp. 05/24/2003	5,000	4
Receive a fixed rate equal to 0.800% and the Portfolio will pay to the counterparty at par in the event of default of Republic of South Africa 8.500% due 06/23/2017.
Counterparty: J.P. Morgan Chase & Co. Exp. 05/24/2003	10,000	6

28	Annual Report I 3.31.03 I See accompanying notes

Receive a fixed rate equal to 1.200% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 2.250% due 06/17/2016.
Counterparty: J.P. Morgan Chase & Co. Exp. 05/24/2003	$7,000	$1
Receive a fixed rate equal to 1.570% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 05/29/2003	3,500	2
Receive a fixed rate equal to 1.550% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/03/2003	5,000	3
Pay a fixed rate equal to 0.880% and the Portfolio will receive from the counterparty at par in the event of default of Republic of Bulgaria 2.188% due 07/28/2011.
Counterparty: Goldman Sachs & Co. Exp. 04/15/2003	1,000	(3)
Receive a fixed rate equal to 1.300% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 5.000% due 07/17/2014.
Counterparty: Goldman Sachs & Co. Exp. 04/15/2003	600	4
Receive a fixed rate equal to 1.450% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Bulgaria 2.188% due 07/28/2011.
Counterparty: Goldman Sachs & Co. Exp. 04/15/2004	1,000	24
Receive a fixed rate equal to 1.300% and the Portfolio will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/27/2005	3,000	16
Receive a fixed rate equal to 1.250% and the Portfolio will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 01/22/2005	3,400	16
Receive a fixed rate equal to 0.750% and the Portfolio will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/16/2003	850	2
Receive a fixed rate equal to 1.310% and the Portfolio will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/29/2005	3,500	20
Receive a fixed rate equal to 2.800% and the Portfolio will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Credit Suisse First Boston Exp. 01/16/2013	6,000	(33)
Receive a fixed rate equal to 2.840% and the Portfolio will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/06/2013	18,000	(45)
Receive a fixed rate equal to 2.250% and the Portfolio will pay to the counterparty at par in the event of default of Russian Federation 5.000% due 03/31/2030.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	6,000	44
Receive a fixed rate equal to 0.750% and the Portfolio will pay to the counterparty at par in the event of default of Republic of South Africa 9.125% due 05/19/2009.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	6,000	7
Receive a fixed rate equal to 0.950% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 07/23/2012.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	6,000	(7)
Receive a fixed rate equal to 1.400% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003	750	0
Receive a fixed rate equal to 0.700% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Croatia 2.188% due 07/31/2010.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	6,000	3
Receive a fixed rate equal to 0.000% and the Portfolio will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014.
Counterparty: J.P. Morgan Chase & Co. Exp. 11/05/2003	2,750	(78)

		$(2,642)

(f)	Principal amount denoted in indicated currency:

EC—Euro

MP—Mexican Peso

(g)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation

Sell	EC	8,973	04/2003	$120	$0	$120
Buy	MP	57,217	06/2003	157	0	157
Buy		108,681	09/2003	305	0	305

				$582	$0	$582

See accompanying notes I 3.31.03 I Annual Report	29

Schedule of Investments

High Yield Portfolio

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 79.0%
Banking & Finance 9.6%
Bluewater Finance Ltd.
10.250% due 02/15/2012	$2,050	$2,050
Cedar Brakes II, LLC
9.875% due 09/01/2013	1,197	1,047
Choctaw Resort Development Enterprise
9.250% due 04/01/2009	1,405	1,503
Finova Group, Inc.
7.500% due 11/15/2009	3,190	1,140
H&E Equipment Services LLC
11.125% due 06/15/2012	800	614
HYDI 100
8.750% due 11/15/2007	10,000	10,142
JET Equipment Trust
10.000% due 06/15/2012	600	153
7.630% due 08/15/2012	392	173
MDP Acquisition PLC
9.625% due 10/01/2012	2,400	2,541
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)	1,000	916
Morgan Stanley Dean Witter & Co.
12.563% due 05/01/2012	3,213	3,340
Qwest Capital Funding, Inc.
7.000% due 08/03/2009	1,500	1,147
7.250% due 02/15/2011	5,250	4,016
Reliance Group Holdings, Inc.
9.000% due 11/15/2049 (b)	1,009	50
Rotech Healthcare, Inc.
9.500% due 04/01/2012	1,900	1,881
SPX Corp.
9.400% due 06/14/2005	1,000	1,036
Steers Credit Backed Trust
6.965% due 05/27/2003 (a)	1,100	990
Universal City Development Partners
11.750% due 04/01/2010	1,200	1,213
Ventas Capital Corp.
8.750% due 05/01/2009	2,300	2,441
Wilmington Trust (Tucson)
10.732% due 01/01/2013 (c)	1,851	1,851

		38,244

Industrials 56.9%
Abitibi-Consolidated, Inc.
8.850% due 08/01/2030	750	793
Allbritton Communications Co.
7.750% due 12/15/2012	1,950	1,994
Allied Waste North America, Inc.
8.500% due 12/01/2008	1,250	1,320
7.875% due 01/01/2009	2,159	2,210
10.000% due 08/01/2009	1,300	1,355
9.250% due 09/01/2012	3,100	3,313
American Cellular Corp.
9.500% due 10/15/2009	1,600	400
American Media Operation, Inc.
10.250% due 05/01/2009	3,050	3,309
AmeriGas Partners LP
8.830% due 04/19/2010	1,850	1,959
Arco Chemical Co.
9.375% due 12/15/2005	1,500	1,479
Avecia Group PLC
11.000% due 07/01/2009	1,845	1,577
Beverly Enterprises, Inc.
9.000% due 02/15/2006	2,400	2,076
9.625% due 04/15/2009	500	422
Boyd Gaming Corp.
7.750% due 12/15/2012	1,600	1,620
Building Materials Corp.
8.000% due 10/15/2007	1,900	1,553
Cadmus Communications Corp.
9.750% due 06/01/2009	800	840
Canwest Media, Inc.
10.625% due 05/15/2011	1,800	1,991
Case Corp.
6.250% due 12/01/2003	3,190	3,190
Century Aluminum Co.
11.750% due 04/15/2008	1,250	1,256
CF Cable TV, Inc.
9.125% due 07/15/2007	1,051	1,102
Charter Communications Holdings LLC
8.250% due 04/01/2007	1,000	470
0.000% due 04/01/2011 (d)	4,750	1,947
Chesapeake Energy Corp.
9.000% due 08/15/2012	1,550	1,689
7.500% due 09/15/2013	1,500	1,541
7.750% due 01/15/2015	750	776
Circus & Eldorado Joint Venture Silver Legacy Capital Corp.
10.125% due 03/01/2012	2,068	1,965
CMS Panhandle Holding Co.
6.500% due 07/15/2009	250	246
7.000% due 07/15/2029	300	288
Community Health Systems, Inc.
10.000% due 03/13/2007	1,500	1,596
Compass Minerals Group, Inc.
10.000% due 08/15/2011	400	444
Continental Airlines, Inc.
7.461% due 04/01/2015	853	625
7.373% due 06/15/2017	800	376
Crown Castle International Corp.
10.750% due 08/01/2011	1,790	1,754
Crown European Holdings S.A.
9.500% due 03/01/2011	2,150	2,158
10.875% due 03/01/2013	1,175	1,194
CSC Holdings, Inc.
8.125% due 08/15/2009	2,000	2,050
7.625% due 04/01/2011	5,000	5,037
Dex Media East LLC
9.875% due 11/15/2009	1,850	2,095
12.125% due 11/15/2012	500	585
DirecTV Holdings LLC
8.375% due 03/15/2013	1,850	2,049
Dresser, Inc.
9.375% due 04/15/2011	2,800	2,772
Dunlop Stand Aerospace Holdings
11.875% due 05/15/2009	1,200	1,200
Dura Operating Corp.
8.625% due 04/15/2012	1,950	1,862
Dynegy Danskammer & Roseton LLC
7.670% due 11/08/2016	1,800	1,189
EchoStar DBS Corp.
9.375% due 02/01/2009	4,350	4,654
Equistar Chemicals LP
10.125% due 09/01/2008	2,200	2,134
Extended Stay America, Inc.
9.875% due 06/15/2011	2,200	2,172
Extendicare Health Services
9.350% due 12/15/2007	1,050	856
9.500% due 07/01/2010	1,300	1,293
Ferrellgas Partners LP
6.990% due 08/01/2005	1,000	1,044
8.750% due 06/15/2012	1,450	1,522
Fimep S.A.
10.500% due 02/15/2013	700	745
Fresenius Medical Care
7.875% due 06/15/2011	1,600	1,632
Gap, Inc.
5.625% due 05/01/2003	1,800	1,802
Garden State Newspapers, Inc.
8.750% due 10/01/2009	1,200	1,236
8.625% due 07/01/2011	500	516
Georgia-Pacific Corp.
6.700% due 11/15/2003	1,700	1,726
9.500% due 05/15/2022	1,550	1,372
9.125% due 07/01/2022	1,700	1,488
8.875% due 05/15/2031	3,530	3,018
Giant Industries, Inc.
11.000% due 05/15/2012	500	445
Gray Television, Inc.
9.250% due 12/15/2011	800	871
Greif Brothers Corp.
8.875% due 08/01/2012	1,000	1,048
Hanover Equipment Trust
8.500% due 09/01/2008	2,150	2,118
HCA, Inc.
7.875% due 02/01/2011	1,500	1,682
HEALTHSOUTH Corp.
8.500% due 02/01/2008 (b)	900	419
8.375% due 10/01/2011 (b)	2,500	1,163
Hilton Hotels Corp.
7.625% due 12/01/2012	2,000	2,009
HMH Properties, Inc.
7.875% due 08/01/2008	1,600	1,512
Hollinger International Publishing, Inc.
9.000% due 12/15/2010	1,850	1,966
Hollinger Participation Trust
12.125% due 11/15/2010 (e)	1,054	1,062
Host Marriott LP
9.250% due 10/01/2007	2,500	2,500
Houghton Mifflin Co.
8.250% due 02/01/2011	1,000	1,075
9.875% due 02/01/2013	650	705
Ingles Markets, Inc.
8.875% due 12/01/2011	750	724
Insight Midwest, L.P.
9.750% due 10/01/2009	2,095	2,174
10.500% due 11/01/2010	1,100	1,177
ISP Chemco, Inc.
10.250% due 07/01/2011	1,350	1,461
ISP Holdings, Inc.
10.625% due 12/15/2009	700	690
Johnsondiversey, Inc.
9.625% due 05/15/2012	400	432
Jupiters Ltd.
8.500% due 03/01/2006	525	570
Leviathan Gas Corp.
10.375% due 06/01/2009	902	947
Lyondell Chemical Co.
9.625% due 05/01/2007	1,100	1,106
9.500% due 12/15/2008	1,500	1,463
Mail Well I Corp.
9.625% due 03/15/2012	1,400	1,369
Mandalay Resort Group
9.375% due 02/15/2010	1,449	1,525
7.625% due 07/15/2013	1,500	1,463
Mediacom Broadband LLC
11.000% due 07/15/2013	1,900	2,133
MGM Mirage, Inc.
8.500% due 09/15/2010	600	666
8.375% due 02/01/2011	2,500	2,688
Midwest Generation LLC
8.300% due 07/02/2009	500	463
8.560% due 01/02/2016	1,400	1,239
Millenium America, Inc.
9.250% due 06/15/2008	1,850	2,007
Newpark Resources, Inc.
8.625% due 12/15/2007	1,570	1,562
OM Group, Inc.
9.250% due 12/15/2011	550	432
Owens-Brockway Glass Container, Inc.
8.750% due 11/15/2012	2,400	2,481
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009	2,275	2,480

30	Annual Report I 3.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

PanAmSat Corp.
8.500% due 02/01/2012	$5,000	$5,175
Park Place Entertainment Corp.
8.875% due 09/15/2008	928	988
Peabody Energy Corp.
6.875% due 03/15/2013	1,400	1,425
Pemex Project Funding Master Trust
7.375% due 12/15/2014	2,000	2,058
Pride International, Inc.
9.375% due 05/01/2007	3,700	3,857
Quebecor Media, Inc.
11.125% due 07/15/2011	2,100	2,289
Qwest Corp.
7.625% due 06/09/2003	1,200	1,206
8.875% due 03/15/2012	4,300	4,601
RH Donnelley Finance Corp.
8.875% due 12/15/2010	1,000	1,108
10.875% due 12/15/2012	800	918
Riggs Capital Trust
8.625% due 12/31/2026	1,000	932
Rogers Cablesystems, Inc.
10.000% due 12/01/2007	800	846
Rogers Cantel, Inc.
9.375% due 06/01/2008	3,035	3,149
Roundy’s, Inc.
8.875% due 06/15/2012	2,950	2,950
Safety-Kleen Corp.
9.250% due 06/01/2008 (b)	6,016	60
9.250% due 05/15/2009 (b)	2,958	100
Salem Communications Holding Corp.
7.750% due 12/15/2010	850	859
Shaw Communications, Inc.
8.250% due 04/11/2010	1,400	1,449
Sonat, Inc.
7.625% due 07/15/2011	2,000	1,590
SPX Corp.
7.500% due 01/01/2013	1,600	1,708
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2007	2,700	2,703
8.375% due 05/01/2012	300	300
Stone Container Corp.
9.750% due 02/01/2011	1,000	1,113
Sun Media Corp
7.625% due 02/15/2013	700	737
TeleCorp PCS, Inc.
10.625% due 07/15/2010	1,100	1,268
TeleCorp. PCS, Inc.
7.500% due 06/01/2007	3,900	4,134
Tesoro Petroleum Corp.
9.625% due 04/01/2012	1,700	1,462
Time Warner Telecom, Inc.
9.750% due 07/15/2008	500	398
10.125% due 02/01/2011	600	477
Tritel PCS, Inc.
0.000% due 05/15/2009 (d)	1,512	1,520
10.375% due 01/15/2011	1,825	2,112
TRW Automotive, Inc.
9.375% due 02/15/2013	2,200	2,211
Tyco International Group S.A.
6.250% due 06/15/2003	3,900	3,939
6.125% due 01/15/2009	1,000	945
6.750% due 02/15/2011	1,850	1,776
U.S. Airways, Inc.
9.625% due 09/01/2003 (b)	700	165
9.330% due 01/01/2006 (b)	158	32
United Airlines, Inc.
7.730% due 07/01/2010	1,000	680
7.186% due 04/01/2011	589	430
7.783% due 01/01/2014	212	146
Vintage Petroleum, Inc.
7.875% due 05/15/2011	1,925	1,954
8.250% due 05/01/2012	2,000	2,135
VoiceStream Wireless Corp.
10.375% due 11/15/2009	2,025	2,248
Williams Cos., Inc.
7.875% due 09/01/2021	2,000	1,600
7.750% due 06/15/2031	1,275	995
8.750% due 03/15/2032	5,500	4,648
Young Broadcasting, Inc.
8.750% due 06/15/2007	680	690
8.500% due 12/15/2008	300	319
10.000% due 03/01/2011	2,815	2,998

		228,107

Utilities 12.5%
AT&T Corp.
8.500% due 11/15/2031	1,200	1,294
Calpine Corp.
7.625% due 04/15/2006	2,550	1,543
7.875% due 04/01/2008	505	285
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	450	448
CMS Energy Corp.
7.000% due 01/15/2005	2,050	1,814
Edison Mission Energy
10.000% due 08/15/2008	500	388
El Paso Corp.
7.875% due 06/15/2012	2,750	2,269
7.750% due 01/15/2032	2,750	1,980
El Paso Energy Partners
8.500% due 06/01/2010	1,250	1,278
8.500% due 06/01/2011	800	820
Fairpoint Communications, Inc.
5.806% due 05/01/2008 (a)	500	372
11.875% due 03/01/2010	450	475
IPALCO Enterprises, Inc.
8.625% due 11/14/2011	650	638
Niagara Mohawk Power Co.
0.000% due 07/01/2010 (d)	1,000	1,035
NorAm Energy Corp.
6.375% due 11/01/2003	1,350	1,347
7.750% due 02/15/2011	3,450	3,450
Pinnacle Partners
8.830% due 08/15/2004	3,850	3,873
PSEG Energy Holdings, Inc.
10.000% due 10/01/2009	2,000	2,128
8.500% due 06/15/2011	1,800	1,837
Rogers Communication, Inc.
8.875% due 07/15/2007	2,100	2,153
Rural Cellular Corp.
9.625% due 05/15/2008	700	509
SESI, LLC
8.875% due 05/15/2011	1,950	2,077
South Point Energy Corp.
8.400% due 05/30/2012	1,218	908
Southern California Edison Co.
8.000% due 02/15/2007	2,000	2,150
Sprint Capital Corp.
7.625% due 01/30/2011	1,000	1,030
8.375% due 03/15/2012	2,350	2,515
6.900% due 05/01/2019	1,000	920
6.875% due 11/15/2028	1,000	880
8.750% due 03/15/2032	4,100	4,244
TSI Telecommunication Services, Inc.
12.750% due 02/01/2009	850	799
TXU Corp.
6.375% due 01/01/2008	1,500	1,541
7.000% due 03/15/2013	1,100	1,124
WorldCom, Inc.—WorldCom Group
7.500% due 05/15/2011 (b)	2,000	540
6.950% due 08/15/2028 (b)	550	149
8.250% due 05/15/2031 (b)	4,500	1,215

		50,028

Total Corporate Bonds & Notes (Cost $312,673)		316,379

MORTGAGE-BACKED SECURITIES 0.2%
Collateralized Mortgage Obligations 0.2%
Red Mountain Funding Corp.
9.150% due 11/28/2027	$1,210	$610

Total Mortgage-Backed Securities (Cost $790)		610

ASSET-BACKED SECURITIES 2.4%
Centennial Cellular
4.340% due 05/31/2007 (a)	323	261
4.350% due 05/31/2007 (a)	1,289	1,074
4.590% due 11/30/2007 (a)	15	12
4.510% due 01/04/2008 (a)	154	124
Centennial Puerto Rico
4.340% due 05/31/2007 (a)	31	25
4.590% due 01/04/2008 (a)	162	131
Charter Communications Holdings LLC
4.120% due 03/18/2008 (a)	992	867
Dex Media East LLC
5.560% due 06/30/2009 (a)	1,959	1,981
Insight Midwest, L.P.
4.562% due 12/15/2009 (a)	1,000	968
Nextel Partners, Inc.
4.750% due 06/30/2008 (a)	995	971
5.000% due 12/31/2008 (a)	995	971
Rural Cellular Corp.
4.590% due 03/31/2008 (a)	1	1
4.590% due 10/03/2008 (a)	1	1
4.630% due 10/03/2008 (a)	1	1
4.840% due 04/02/2009 (a)	1	1
4.630% due 04/03/2009 (a)	411	357
4.840% due 04/03/2009 (a)	1	1
4.880% due 04/03/2009 (a)	411	357
4.840% due 04/04/2009 (a)	1	1
Tucson Electric Power
1.308% due 10/25/2007 (a)	1,500	1,513

Total Asset-Backed Securities (Cost $9,699)		9,618

SOVEREIGN ISSUES 7.1%
Republic of Brazil
2.562% due 04/15/2006 (a)	3,976	3,633
11.000% due 01/11/2012	1,900	1,620
8.000% due 04/15/2014	6,200	4,914
Republic of Colombia
7.625% due 02/15/2007	400	393
10.000% due 01/23/2012	1,100	1,133
10.375% due 01/28/2033	1,500	1,481
Republic of Panama
9.625% due 02/08/2011	1,000	1,132
9.375% due 07/23/2012	2,000	2,210
4.750% due 07/17/2014	213	190
Republic of Peru
9.125% due 01/15/2008	1,000	1,080
9.125% due 02/21/2012	2,500	2,644
Russian Federation
5.000% due 03/31/2030	3,350	2,908
United Mexican States
6.375% due 01/16/2013	1,050	1,053
8.000% due 09/24/2022	300	315
8.300% due 08/15/2031	3,400	3,663

Total Sovereign Issues (Cost $27,314)		28,369

FOREIGN CURRENCY-DENOMINATED ISSUES (k)(l) 1.9%
El Paso Corp.
5.750% due 03/14/2006	2,000	1,758
FIMEP S.A.
11.000% due 02/15/2013	1,300	1,487

See accompanying notes I 3.31.03 I Annual Report	31

Schedule of Investments (Cont.)

High Yield Portfolio

March 31, 2003

	Principal Amount (000s)	Value (000s)

Kronos International, Inc.
8.875% due 06/30/2009	EC 1,050	$1,132
Remy Cointreau S.A.
10.000% due 07/30/2005	450	516
Tyco International Group S.A.
6.125% due 04/04/2007	2,750	2,794

Total Foreign Currency-Denominated Issues (Cost $6,670)		7,687

CONVERTIBLE BONDS & NOTES 1.7%
Consumer Staples 0.3%
Elan Finance Corp. Ltd.
0.000% due 12/14/2018	$2,500	1,212

Healthcare 0.5%
HEALTHSOUTH Corp.
3.250% due 04/01/2003 (b)	1,000	130
Total Renal Care Holdings
7.000% due 05/15/2009	1,950	1,982

		2,112

Industrials 0.9%
Clear Channel Communications, Inc.
2.625% due 04/01/2003	2,000	2,003
Dimon, Inc.
6.250% due 03/31/2007	1,750	1,578

		3,581

Total Convertible Bonds & Notes (Cost $7,748)		6,905

PREFERRED STOCK 0.9%
	Shares
Fresenius Medical Care
7.875% due 02/01/2008	3,590,000	3,707

Total Preferred Stock (Cost $3,506)		3,707

SHORT-TERM INSTRUMENTS 4.4%
	Principal Amount (000s)
Commercial Paper 3.5%
CDC Commercial Corp.
1.240% due 04/24/2003	$4,000	3,997
1.250% due 05/08/2003	4,300	4,294
1.230% due 05/21/2003	1,300	1,298
HBOS Treasury Services PLC
1.280% due 05/14/2003	600	599
Svenska Handelsbank, Inc.
1.270% due 04/22/2003	1,300	1,299
UBS Finance, Inc.
1.240% due 04/14/2003	2,550	2,549

		14,036

Repurchase Agreement 0.1%
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Freddie Mac 2.050% due 01/28/2005 valued at $459. Repurchase proceeds are $450.)	450	450

U.S. Treasury Bills 0.8%
1.150% due 05/08/2003-05/15/2003 (f)(g)	$3,260	$3,256

Total Short-Term Instruments (Cost $17,742)		17,742

Total Investments 97.6% (Cost $386,142)		$391,017
Written Options (h) (0.4%) (Premiums $1,470)		(1,748)
Other Assets and Liabilities (Net) 2.8%		11,525

Net Assets 100.0%		$400,794

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Security is in default.

(c)	Restricted security.

(d)	Security becomes interest bearing at a future date.

(e)	Payment in-kind bond security.

(f)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(g)	Securities with an aggregate market value of $1,258 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation

U.S. Treasury 10 Year Note (06/2003)—Long	105	$304

(h)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Put—OTC 7 Year Interest Rate Swap
Strike @ 7.000%* Exp. 01/07/2005	$31,800	$429	$310
Call—OTC 7 Year Interest Rate Swap
Strike @ 5.500%** Exp. 01/07/2005	6,400	132	431
Call—OTC 7 Year Interest Rate Swap
Strike @ 5.000%** Exp. 01/07/2005	3,800	90	183
Call—OTC 10 Year Interest Rate Swap
Strike @ 4.000%** Exp. 10/07/2004	10,000	154	148
Put—OTC 10 Year Interest Rate Swap
Strike @ 6.500%* Exp. 10/07/2004	10,000	295	160
Call—CBOT U.S. Treasury Note June Futures
Strike @ 116.000 Exp. 05/24/2003	200	159	169
Call—CBOT U.S. Treasury Note June Futures
Strike @ 113.000 Exp. 05/24/2003	138	211	347

		$1,470	$1,748

*	The Portfolio will pay a floating rate based on 3-month LIBOR.

**	The Portfolio will receive a floating rate based on 3-month LIBOR.

(i)	Short sales open at March 31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

Republic of Venezuela	2.563	12/18/2007	$3,571	$2,482	$2,512

(j)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized Appreciation

Receive a fixed rate equal to 4.800% and the Portfolio will pay to the counterparty at par in the event of default of J.P. Morgan HYDI-B November 15, 2007.
Counterparty: J.P. Morgan Chase & Co. Exp. 05/15/2007	$5,000	$371

Receive a fixed rate equal to 3.150% and the Portfolio will pay to the counterparty at par in the event of default of J.P. Morgan HYDI-B November 15, 2007.
Counterparty: J.P. Morgan Chase & Co. Exp. 11/15/2007	9,500	85

Receive a fixed rate equal to 7.500% and the Portfolio will pay to the counterparty at par in the event of default of CIT Group, Inc. 7.750% due 04/02/2012.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/19/2003	1,500	21
Receive a fixed rate equal to 1.200% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 2.250% due 06/17/2016.
Counterparty: J.P. Morgan Chase & Co. Exp. 05/24/2003	1,500	0

Receive a fixed rate equal to 3.000% and the Portfolio will pay to the counterparty at par in the event of default of Dynegy Holdings, Inc. 6.875% due 04/01/2011.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/15/2003	1,000	123
Receive a fixed rate equal to 0.900% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Bulgaria 2.188% due 07/28/2011.
Counterparty: J.P. Morgan Chase & Co. Exp. 05/28/2003	1,500	1

32	Annual Report I 3.31.03 I See accompanying notes

Receive a fixed rate equal to 1.570% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 05/29/2003	$1,500	$1

Receive a fixed rate equal to 1.820% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	1,500	7

Receive a fixed rate equal to 2.100% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	1,000	6

Receive a fixed rate equal to 1.770% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	1,000	5

Receive a fixed rate equal to 3.550% and the Portfolio will pay to the counterparty at par in the event of default of France Telecom S.A. 4.160% due 03/14/2003.
Counterparty: ABN AMRO Bank N.V. Exp. 06/03/2003	$3,000	$14
Receive a fixed rate equal to 7.500% and the Portfolio will pay to the counterparty at par in the event of default of Qwest Corp. 8.875% due 03/15/2012.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/05/2003	3,000	19
Receive a fixed rate equal to 2.000% and the Portfolio will pay to the counterparty at par in the event of default of Deutsche Telekom Internations Finance B.V. 5.250% due 05/20/2008.
Counterparty: UBS Warburg LLC Exp. 06/14/2003	3,000	6

		$659

(k)	Principal amount denoted in indicated currency:

EC—Euro

(l)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation

Buy	EC	5,429	04/2003	$204	$0	$204
Sell		12,461	04/2003	83	0	83

				$287	$0	$287

See accompanying notes I 3.31.03 I Annual Report	33

Schedule of Investments

International Portfolio

March 31, 2003

	Principal Amount (000s)		Value (000s)

AUSTRALIA 1.1%
Crusade Global Trust
1.670% due 05/15/2021 (a)		$10,903	$10,914
Medallion Trust
1.610% due 07/12/2031 (a)		5,288	5,295
Puma Finance Ltd.
1.615% due 04/15/2031 (a)(b)		1,439	1,448
Superannuation Members Home Loans Global Fund
1.513% due 06/15/2026 (a)		545	545

Total Australia (Cost $18,372)			18,202

CAYMAN ISLANDS (i)(j) 1.2%
International Credit Recovery-Japan
0.807% due 05/10/2006 (a)	JY	120,000	1,013
0.457% due 12/31/2039 (a)		76,129	642
MBNA Master Credit Card Trust
2.823% due 05/19/2004 (a)	EC	8,400	9,161
Redwood Capital II Ltd.
4.380% due 01/01/2004 (a)		6,100	6,084
SHL Corp. Ltd.
0.755% due 12/25/2024 (a)	JY	126,138	1,064

Total Cayman Islands (Cost $17,640)			17,964

CROATIA (i)(j) 0.3%
Republic of Croatia
7.000% due 03/28/2005	EC	1,840	2,134
2.187% due 07/31/2006 (a)		$482	479
2.187% due 07/31/2010 (a)		2,045	2,035

Total Croatia (Cost $4,263)			4,648

DENMARK (i)(j) 0.1%
BG Bank
3.745% due 11/24/2007 (a)	EC	700	773

Total Denmark (Cost $659)			773

FRANCE (i)(j) 1.7%
Axa S.A.
3.750% due 01/01/2017	EC	1,357	1,499
France Telecom S.A.
0.484% due 06/19/2003 (a)	JY	2,900,000	24,334

Total France (Cost $22,857)			25,833

GERMANY (i)(j) 462.0%
Republic of Germany
4.250% due 06/13/2003	EC	1,630	1,785
6.500% due 10/14/2005 (c)		125,100	149,273
6.000% due 01/05/2006 (c)		436,000	516,917
5.000% due 02/17/2006		3,800	4,406
4.500% due 08/18/2006 (c)		21,600	24,796
6.000% due 01/04/2007 (c)		749,900	904,621
4.000% due 02/16/2007 (c)		2,500,000	2,824,845
4.500% due 08/17/2007 (c)		650,000	747,936
5.250% due 01/04/2008 (c)		85,000	101,007
5.250% due 07/04/2010 (c)		51,900	61,985
5.250% due 01/04/2011 (c)		1,003,000	1,198,449
6.250% due 01/04/2024 (c)		2,800	3,653
5.625% due 01/04/2028 (c)		333,900	405,524
6.250% due 01/04/2030 (c)		59,500	78,431

Total Germany (Cost $5,596,580)			7,023,628

GREECE (i)(j) 0.7%
Hellenic Republic
4.700% due 05/19/2003 (a)	EC	3,228	$3,508
5.220% due 06/17/2003 (a)		4,730	5,164
4.660% due 10/23/2003 (a)		2,085	2,304

Total Greece (Cost $12,935)			10,976

IRELAND (i)(j) 0.2%
Fennica PLC
3.255% due 05/20/2054 (a)	EC	2,300	2,516

Total Ireland (Cost $1,964)			2,516

ITALY (i)(j) 1.8%
Findomestic Securitisation Vehicle SRL
2.876% due 12/20/2008 (a)	EC	12,050	12,632
First Italian Auto Transaction
3.147% due 07/01/2008 (a)		11,650	12,518
Republic of Italy
4.500% due 07/15/2003 (c)		2,436	2,674

Total Italy (Cost $23,326)			27,824

LUXEMBOURG (i)(j) 0.2%
Hellenic Finance
2.000% due 07/15/2003 (a)	EC	2,400	2,681

Total Luxembourg (Cost $2,529)			2,681

MEXICO 0.1%
United Mexican States
8.300% due 08/15/2031		$900	970

Total Mexico (Cost $834)			970

NEW ZEALAND (i)(j) 0.4%
Commonwealth of New Zealand
4.500% due 02/15/2016 (d)	N $	9,417	6,493

Total New Zealand (Cost $4,839)			6,493

SOUTH KOREA (i)(j) 0.5%
Korea Development Bank
4.700% due 03/18/2004	JY	780,000	6,851

Total South Korea (Cost $7,479)			6,851

SPAIN (i)(j) 0.9%
Hipotebansa Mortgage Securitization Fund
2.976% due 01/18/2018 (a)	EC	3,461	3,790
2.986% due 07/18/2022 (a)		9,393	10,214

Total Spain (Cost $11,463)			14,004

SUPRANATIONAL (i)(j) 0.3%
European Investment Bank
5.500% due 12/07/2009	BP	2,300	3,879

Total Supranational (Cost $3,323)			3,879

TUNISIA (i)(j) 0.1%
Banque Centrale De Tunisie
7.500% due 08/06/2009	EC	1,800	$2,141
7.375% due 04/25/2012		$500	539

Total Tunisia (Cost $2,325)			2,680

UNITED KINGDOM (i)(j) 4.6%
AIG SunAmerica Institutional Funding III Ltd.
2.878% due 05/14/2003 (a)	EC	300	327
Bauhaus Securities Ltd.
3.138% due 10/30/2052 (a)		15,249	16,645
Haus Ltd.
2.818% due 12/14/2037 (a)		20,941	22,874
Holmes Funding PLC
3.413% due 11/15/2004 (a)		2,500	2,730
Lloyds TSB Capital I
7.375% due 02/07/2049 (a)		9,250	11,671
Originated Mortgage Loans PLC
3.187% due 12/15/2031 (a)		1,947	2,129
4.182% due 04/15/2032 (a)	BP	1,107	1,754
Residential Mortgage Securities
1.719% due 05/12/2032 (a)		$6,059	6,059
RMAC PLC
4.047% due 09/12/2041 (a)	BP	574	908
United Kingdom Gilt
8.500% due 12/07/2005		2,600	4,617

Total United Kingdom (Cost $57,931)			69,714

UNITED STATES (i)(j) 39.6%
Asset-Backed Securities 0.1%
Advanta Mortgage Loan Trust
1.680% due 11/25/2029 (a)		$116	116
AFC Home Equity Loan Trust
1.525% due 03/25/2027 (a)		182	182
Ameriquest Mortgage Securities, Inc.
1.600% due 06/15/2030 (a)		633	634
Amortizing Residential Collateral Trust
1.565% due 09/25/2030 (a)		20	20
Conseco Finance Corp.
1.650% due 10/15/2031 (a)		69	69
Providian Home Equity Loan Trust
1.595% due 06/25/2025 (a)		58	59

			1,080

Corporate Bonds & Notes 8.7%
AT&T Corp.
4.687% due 11/21/2003 (a)	EC	29,500	32,319
8.000% due 11/15/2031		$800	863
Conoco Funding Co.
7.250% due 10/15/2031		100	118
DaimlerChrysler North America Holding Corp.
6.400% due 05/15/2006		3,190	3,443
Donaldson, Lufkin & Jenrette, Inc.
1.888% due 07/18/2003 (a)		10,200	10,212
Ford Motor Co.
7.450% due 07/16/2031		1,300	997
Ford Motor Credit Co.
1.000% due 12/22/2003 (a)	JY	44,000	369
5.750% due 02/23/2004		$1,800	1,814
2.220% due 03/08/2004 (a)		1,100	1,072
1.718% due 07/19/2004 (a)		23,500	22,444
3.227% due 10/25/2004 (a)		900	860
1.850% due 06/30/2005 (a)		7,900	7,183
General Motors Acceptance Corp.
1.630% due 04/05/2004 (a)		12,360	12,239
6.875% due 09/09/2004	BP	6,650	10,616
5.500% due 02/02/2005	EC	16,900	18,699

34	Annual Report I 3.31.03 I See accompanying notes

	Principal Amount (000s)		Value (000s)

Kroger Co.
5.500% due 02/01/2013		$400	$409
Procter & Gamble Co.
1.500% due 12/07/2005 (a)	JY	1,000,000	8,703

			132,360

Mortgage-Backed Securities 30.7%
Bear Stearns Adjustable Rate Mortgage Trust
6.662% due 02/25/2031 (a)		$2,230	2,260
Citicorp Mortgage Securities, Inc.
6.500% due 03/25/2029		250	259
Credit-Based Asset Servicing & Securitization
9.791% due 11/27/2031 (a)		249	241
Fannie Mae
7.000% due 01/01/2005		165	168
8.800% due 01/25/2019		658	740
7.000% due 09/25/2023		193	217
6.500% due 05/01/2028		86	90
6.500% due 07/01/2028		280	293
6.500% due 03/01/2029		137	143
6.500% due 04/01/2029		668	698
6.500% due 05/01/2029		355	371
6.500% due 06/01/2029		2,412	2,520
6.500% due 07/01/2029		1,893	1,977
6.500% due 08/01/2029		97	101
6.500% due 06/01/2030		156	163
6.500% due 07/01/2030		350	366
6.500% due 12/01/2030		55	57
6.500% due 05/01/2031		1,125	1,174
6.500% due 06/01/2031		201	210
6.500% due 07/01/2031		2,730	2,850
6.500% due 08/01/2031		914	954
6.500% due 10/01/2031		710	742
6.500% due 11/01/2031		4,465	4,662
6.500% due 12/01/2031		5,007	5,229
6.500% due 01/01/2032		68	71
6.500% due 02/01/2032		2,381	2,486
6.500% due 03/01/2032		1,937	2,023
6.500% due 04/01/2032		1,206	1,260
6.500% due 05/01/2032		14,727	15,378
6.500% due 06/01/2032		900	940
6.500% due 07/01/2032		340,693	355,757
6.500% due 08/01/2032		8,878	9,270
6.500% due 09/01/2032		1,800	1,880
6.500% due 11/01/2032		1,469	1,533
Freddie Mac
1.630% due 07/15/2028 (a)		26	26
6.500% due 07/15/2028		8,960	9,531
Government National Mortgage Association
8.500% due 07/15/2008 (e)		22	23
5.375% due 03/20/2022 (a)(e)		256	262
5.380% due 04/20/2022 (a)(e)		224	230
5.750% due 08/20/2022 (a)(e)		197	203
5.625% due 11/20/2022 (a)(e)		440	452
5.380% due 06/20/2023 (a)(e)		449	461
5.750% due 09/20/2024 (a)(e)		1,430	1,470
5.625% due 10/20/2024 (a)(e)		1,065	1,092
5.625% due 11/20/2024 (a)(e)		2,214	2,271
5.375% due 02/20/2025 (a)(e)		771	788
5.750% due 07/20/2025 (a)(e)		262	269
7.500% due 09/15/2025 (e)		34	37
5.750% due 09/20/2025 (a)(e)		430	442
5.380% due 04/20/2026 (a)(e)		389	400
5.380% due 05/20/2026 (a)(e)		575	590
5.750% due 09/20/2026 (a)(e)		731	751
7.500% due 01/15/2027 (e)		14	15
7.500% due 08/15/2027 (e)		26	28
7.500% due 10/15/2027 (e)		15	16
7.500% due 11/15/2027 (e)		27	29
8.500% due 05/15/2028 (e)		186	204
7.500% due 11/15/2029 (e)		503	539
7.500% due 02/16/2030		3,129	3,497
5.000% due 04/20/2030 (a)(e)		4,137	4,247
5.000% due 05/20/2030 (a)(e)		10,813	11,100
5.000% due 06/20/2030 (a)(e)		3,082	3,164
8.500% due 07/15/2030 (e)		167	181
7.500% due 11/15/2030 (e)		$474	$507
7.500% due 12/15/2030 (e)		500	536
J.P. Morgan Commercial Mortgage Finance Corp.
1.560% due 04/15/2010 (a)		1,677	1,678
MLCC Mortgage Investors, Inc.
1.660% due 03/15/2025 (a)		72	72
Morgan Stanley Capital I
7.460% due 02/15/2020		516	519
PNC Mortgage Securities Corp.
1.755% due 12/25/2030 (a)		135	135
Salomon Brothers Mortgage Securities VII, Inc.
1.685% due 04/25/2029 (a)		205	206
Washington Mutual Loan Trust
3.502% due 12/25/2040 (a)		732	738
4.124% due 01/25/2041 (a)		3,004	2,983

			466,775

U.S. Government Agencies 0.1%
Fannie Mae
4.950% due 05/08/2006		750	752
Federal Home Loan Bank
3.650% due 01/25/2005		1,000	1,007

			1,759

Total United States (Cost $592,252)			601,974

PURCHASED CALL OPTIONS 0.0%
U.S. Treasury Notes (OTC) 3.250% due 08/15/2007 Strike @ 108.000 Exp. 05/15/2003		230,000	0
U.S. Treasury Notes (OTC) 4.625% due 05/15/2006 Strike @ 111.160 Exp. 05/15/2003		190,000	0

Total Purchased Call Options (Cost $66)			0

PURCHASED PUT OPTIONS (i)(j) 0.0%
Republic of Germany (OTC) 4.000% due 02/16/2007 Strike @ 95.000 Exp. 04/29/2003	EC	500,000	0
Republic of Germany (OTC) 4.000% due 02/16/2007 Strike @ 90.500 Exp. 04/10/2003		2,000,000	0
Republic of Germany (OTC) 4.500% due 08/17/2007 Strike @ 92.000 Exp. 04/03/2003		1,000,000	0
Republic of Germany (OTC) 4.750% due 02/17/2006 Strike @ 92.000 Exp. 04/03/2003		250,000	0
Republic of Germany (OTC) 5.000% due 02/17/2006 Strike @ 85.000 Exp. 04/03/2003		1,000,000	0
Republic of Germany (OTC) 5.000% due 07/04/2012 Strike @ 90.500 Exp. 04/03/2003		79,100	0
Republic of Germany (OTC) 5.000% due 07/04/2012 Strike @ 90.000 Exp. 04/03/2003		1,500,000	1
Republic of Germany (OTC) 5.000% due 07/04/2012 Strike @ 85.000 Exp. 04/03/2003		1,000,000	0
Republic of Germany (OTC) 5.250% due 01/04/2008 Strike @ 96.500 Exp. 04/10/2003		$714,000	$0
Republic of Germany (OTC) 5.250% due 01/04/2011 Strike @ 92.500 Exp. 04/10/2003		1,003,000	0
Republic of Germany (OTC) 6.000% due 01/05/2006 Strike @ 98.000 Exp. 04/10/2003		436,000	0
Republic of Germany (OTC) 6.000% due 01/04/2007 Strike @ 98.000 Exp. 04/10/2003		500,000	0

Total Purchased Put Options (Cost $1,032)			1

SHORT-TERM INSTRUMENTS 51.6%
Commercial Paper 45.7%
Alcon Capital Corp.
1.250% due 05/28/2003		20,000	19,960
AT&T Corp.
3.720% due 04/18/2003		7,500	7,502
Barclays US Funding Corp.
1.255% due 05/19/2003		7,000	6,988
Danske Corp.
1.240% due 04/28/2003		6,750	6,744
Fannie Mae
1.290% due 05/14/2003		25,000	24,963
1.270% due 05/21/2003		27,400	27,352
1.190% due 06/10/2003		94,000	93,775
1.190% due 06/25/2003		50,000	49,856
1.195% due 06/25/2003		30,000	29,914
Federal Home Loan Bank
1.270% due 05/16/2003		139,500	139,279
Freddie Mac
1.200% due 06/12/2003		180,000	179,557
General Electric Capital Corp.
1.260% due 06/12/2003		19,500	19,452
Lloyds Bank PLC
1.290% due 05/06/2003		10,500	10,487
Nestle Capital Corp.
1.245% due 06/12/2003		55,000	54,865
Shell Finance PLC
1.280% due 05/19/2003		14,000	13,976
1.280% due 05/20/2003		10,000	9,983

			694,653

Repurchase Agreement 0.2%
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Freddie Mac 1.550% due 02/04/2004 valued at $2,850. Repurchase proceeds are $2,794.)		2,794	2,794

U.S. Treasury Bills 5.7%
1.155% due 05/15/2003 (f)		87,310	87,188

Total Short-Term Instruments (Cost $784,656)			784,635

Total Investments 567.4% (Cost $7,167,325)			$8,626,246
Written Options (g) (0.1%) (Premiums $3,991)			(1,087)

Other Assets and Liabilities (Net) (467.3%)			(7,104,831)

Net Assets 100.0%			$1,520,328

See accompanying notes I 3.31.03 I Annual Report	35

Schedule of Investments (Cont.)

International Portfolio

March 31, 2003

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Restricted security.

(c)	Security, or a portion thereof, subject to financing transaction.

(d)	Principal amount of security is adjusted for inflation.

(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f)	Securities with an aggregate market value of $35,263 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor March Futures (03/2004)—Long	120	$324
Euro-Bund 10 Year Note (06/2003)—Long	974	(1,202)
Government of Japan 10 Year Note (06/2003)—Short	3	(14)
U.S. Treasury 10 Year Note (06/2003)—Long	128	38

		$(854)

(g)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Put—OTC 10 Year Interest Rate Swap Strike @ 6.000%* Exp. 10/24/2003	$53,500	$2,462	$222
Put—OTC 10 Year Interest Rate Swap Strike @ 6.000% * Exp. 10/20/2003	12,400	577	49
Call—OTC 10 Year Interest Rate Swap Strike @ 4.000% ** Exp. 10/20/2003	65,900	952	816

		$3,991	$1,087

*	The Portfolio will pay a floating interest rate based on 3-month LIBOR.

**	The Portfolio will receive a floating interest rate based on 3-month LIBOR.

(h)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: UBS Warburg LLC Exp. 03/15/2011	BP	169,600	$(724)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Goldman Sacks & Co. Exp. 03/15/2016		498,900	(3,061)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Lehman Brothers, Inc. Exp. 03/15/2016	BP	45,400	$(556)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2016		148,800	(2,896)
Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2004		6,300	234
Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 03/15/2006		11,300	818
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: UBS Warburg LLC Exp. 06/15/2006		10,490	(666)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 03/15/2017		250,000	2,751
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2017		250,000	2,737
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2017		125,000	1,210
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/02/2004		8,500	(163)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co. Exp. 03/15/2017		250,000	2,544
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2032		115,400	759
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 03/15/2032		16,500	12
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/15/2006		28,770	(1,881)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 09/17/2003	BP	7,300	$(92)
Receive a fixed rate equal to 6.500% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2016	EC	150,000	3,481
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2017		600,000	3,771
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.100%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 01/15/2031		52,000	(10,651)
Receive a fixed rate equal to 6.500% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Lehman Brothers, Inc. Exp. 03/15/2016		69,300	2,078
Receive a fixed rate equal to 6.500% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2016		644,010	14,557
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/15/2032		209,500	3,818
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 12/15/2031		136,050	(13,785)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Lehman Brothers, Inc. Exp. 12/15/2031		8,500	(695)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/15/2017		400,000	2,469
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 03/15/2017		400,000	2,744
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC Exp. 03/15/2032		28,800	576
Receive a fixed rate equal to 2.750% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/17/2004		3,000,000	10,031

36	Annual Report I 3.31.03 I See accompanying notes

Receive floating rate based on 6-month EC- LIBOR and pay a fixed rate equal to 4.750%.
Counterparty: Goldman Sachs & Co. Exp. 12/15/2031	EC	200,000	$5,258
Receive floating rate based on 6-month EC- LIBOR and pay a fixed rate equal to 4.250%.
Counterparty: CitiBank N.A. London Exp. 06/15/2012		835,600	(3,386)
Receive floating rate based on 6-month EC- LIBOR and pay a fixed rate equal to 4.250%.
Counterparty: Goldman Sachs & Co. Exp. 06/15/2012		353,700	(2,353)
Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 03/15/2016		469,300	(1,258)
Receive floating rate based on 3-month H$- HIBOR and pay a fixed rate equal to 5.753%.
Counterparty: Goldman Sachs & Co. Exp. 02/08/2006	H$	196,000	(2,276)
Receive floating rate based on 3-month H$- HIBOR and pay a fixed rate equal to 6.910%.
Counterparty: Goldman Sachs & Co. Exp. 02/15/2006		1,134,000	(16,551)
Receive floating rate based on 3-month H$- HIBOR and pay a fixed rate equal to 5.753%.
Counterparty: Goldman Sachs & Co. Exp. 02/08/2006		922,000	(9,059)
Receive floating rate based on 3-month H$- HIBOR and pay a fixed rate equal to 5.729%.
Counterparty: Goldman Sachs & Co. Exp. 06/01/2006		1,104,700	(12,547)
Receive floating rate based on 3-month H$- HIBOR and pay a fixed rate equal to 5.906%.
Counterparty: Goldman Sachs & Co. Exp. 07/11/2006		165,000	(2,125)
Receive floating rate based on 3-month H$- HIBOR and pay a fixed rate equal to 5.550%.
Counterparty: Goldman Sachs & Co. Exp. 03/16/2006		1,020,100	(11,283)
Receive floating rate based on 6-month JY- LIBOR and pay a fixed rate equal to 1.300%.
Counterparty: Goldman Sachs & Co. Exp. 09/21/2011	JY	2,545,000	(1,388)
Receive floating rate based on 6-month JY- LIBOR and pay a fixed rate equal to 2.020%.
Counterparty: Goldman Sachs & Co. Exp. 05/18/2010		7,436,060	(7,082)
Receive floating rate based on 6-month JY- LIBOR and pay a fixed rate equal to 1.313%.
Counterparty: Merrill Lynch & Co., Inc		20,000,000	(8,456)
Receive floating rate based on 6-month JY- LIBOR and pay a fixed rate equal to 1.777%.
Counterparty: Goldman Sachs & Co. Exp. 01/12/2011		3,692,000	(3,121)
Receive floating rate based on 6-month JY- LIBOR and pay a fixed rate equal to 0.660%.
Counterparty: UBS Warburg LLC Exp. 06/17/2007		10,740,000	(1,641)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.600%.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/15/2011		32,000,000	(2,549)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.600%.
Counterparty: Bank of America, N.A. Exp. 03/15/2011		58,500,000	(4,410)
Receive a fixed rate equal to 5.670% and pay floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 02/08/2006		$25,200	2,583
Receive a fixed rate equal to 6.790% and pay floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 02/15/2006		11,600	100
Receive a fixed rate equal to 5.710% and pay floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 07/11/2006		21,200	2,421
Receive a fixed rate equal to 5.640% and pay floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 06/05/2006		141,630	13,088
Receive a fixed rate equal to 5.670% and pay floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 02/08/2006		10,400	251

			$(46,364)

(i)	Principal amount denoted in indicated currency:

BP—British Pound

EC—Euro

H$—Hong Kong Dollar

JY—Japanese Yen

N$—New Zealand Dollar

(j)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Buy	BP	12,388	04/2003	$54	$(103)	$(49)
Sell		30,964	04/2003	0	(345)	(345)
Buy	EC	317,370	04/2003	7,215	(1,247)	5,968
Sell		464,424	04/2003	1,653	(7,167)	(5,514)
Buy	H$	114,992	04/2003	2	0	2
Buy	JY	1,826,768	04/2003	23	0	23
Sell		3,320,374	04/2003	182	0	182
Buy	N$	4,839	05/2003	0	(8)	(8)
Sell		19,536	05/2003	0	(138)	(138)

				$9,129	$(9,008)	$121

See accompanying notes I 3.31.03 I Annual Report	37

Schedule of Investments

Investment Grade Corporate Portfolio

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 93.2%
Banking & Finance 29.7%
ACE INA Holdings, Inc.
8.200% due 08/15/2004	$3,800	$4,090
Aflac, Inc.
6.500% due 04/15/2009	1,000	1,138
Ahold Finance USA, Inc.
6.875% due 05/01/2029	250	184
AIG SunAmerica Global Funding
6.900% due 03/15/2032	250	288
Atlas Reinsurance PLC
4.080% due 04/04/2003 (a)	800	800
3.765% due 01/07/2005 (a)	1,000	1,008
Avalon Bay Communities, Inc.
6.500% due 07/15/2003	400	406
Bank of America Corp.
6.875% due 02/15/2005	605	660
3.875% due 01/15/2008	150	154
5.875% due 02/15/2009	291	326
7.400% due 01/15/2011	940	1,122
Bank One Corp.
9.875% due 03/01/2009	130	169
Barclays Bank PLC
6.860% due 12/15/2049 (a)	360	379
Barnett Capital II
7.950% due 12/01/2026	750	855
Bear Stearns Cos., Inc.
7.625% due 12/07/2009	180	215
Beaver Valley Funding Corp.
8.625% due 06/01/2007	802	867
9.000% due 06/01/2017	6,900	7,775
Bowater Canada Finance Corp.
7.950% due 11/15/2011	600	619
Capital One Bank
2.540% due 07/28/2003 (a)	1,400	1,392
6.620% due 08/04/2003	600	602
Centel Captial Corp.
9.000% due 10/15/2019	5,025	5,050
Chase Manhanttan Corp.
6.000% due 02/15/2009	1,600	1,729
CIT Group, Inc.
7.625% due 08/16/2005	400	433
4.125% due 02/21/2006	4,100	4,108
7.375% due 04/02/2007	60	65
5.750% due 09/25/2007	25,000	25,800
7.750% due 04/02/2012	10,510	11,778
Citigroup Capital II
7.750% due 12/01/2036	1,350	1,529
Citigroup, Inc.
6.000% due 02/21/2012	360	401
5.625% due 08/27/2012	11,600	12,462
Compagnie Financiere de CIC—UE
2.720% due 06/29/2049 (a)	900	888
Conoco Funding Co.
6.350% due 10/15/2011	400	453
Credit Asset Receivable LLC
6.274% due 10/31/2003	194	196
Credit Suisse First Boston USA, Inc.
4.625% due 01/15/2008	500	516
6.500% due 01/15/2012	1,070	1,152
7.125% due 07/15/2032	15,000	16,187
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	3,000	3,307
8.500% due 06/15/2010	52,500	61,709
8.750% due 06/15/2030	104,640	124,601
9.250% due 06/01/2032	1,620	2,106
Devon Financing Corp. ULC
7.875% due 09/30/2031	3,000	3,592
Duke Realty Corp.
6.950% due 08/15/2004	500	542
EOP Operating LP
7.375% due 11/15/2003	9,965	10,321
7.000% due 07/15/2011	$6,000	$6,734
6.750% due 02/15/2012	3,000	3,310
ERP Operating LP
7.125% due 10/15/2017	4,000	4,563
Export-Import Bank Korea
7.100% due 03/15/2007	2,000	2,198
Finova Group, Inc.
7.500% due 11/15/2009	525	188
First Industrial LP
7.500% due 12/01/2017	2,300	2,594
7.600% due 07/15/2028	4,500	4,776
First Security Corp.
5.875% due 11/01/2003	1,000	1,027
First Union National Bank
7.800% due 08/18/2010	70	86
Ford Motor Credit Co.
6.125% due 04/28/2003	5,100	5,105
1.695% due 06/02/2003 (a)	130	130
1.560% due 06/20/2003 (a)	1,100	1,098
1.920% due 06/23/2003 (a)	260	260
1.683% due 11/24/2003 (a)	7,000	6,899
6.700% due 07/16/2004	28,230	28,787
7.500% due 03/15/2005	1,600	1,626
6.750% due 05/15/2005	1,000	1,001
1.850% due 06/30/2005 (a)	5,000	4,546
6.500% due 01/25/2007	1,230	1,187
7.375% due 10/28/2009	1,366	1,293
7.875% due 06/15/2010	1,000	957
7.375% due 02/01/2011	3,320	3,098
7.250% due 10/25/2011 (j)	25,950	23,852
Gemstone Investors Ltd.
7.710% due 10/31/2004	16,655	15,491
General Electric Capital Corp.
6.125% due 02/22/2011	26,000	28,601
5.450% due 01/15/2013	1,410	1,479
5.000% due 02/01/2013	45,200	46,314
General Motors Acceptance Corp.
1.905% due 05/16/2003 (a)	12,000	11,996
1.643% due 07/21/2003 (a)	2,000	1,997
2.016% due 08/04/2003 (a)	18,300	18,259
2.823% due 10/16/2003 (a)	2,300	2,304
5.750% due 11/10/2003	2,200	2,243
1.630% due 04/05/2004 (a)	3,500	3,462
2.040% due 05/17/2004 (a)	70	69
7.625% due 06/15/2004	2,700	2,838
6.125% due 08/28/2007	1,780	1,827
7.750% due 01/19/2010	150	158
7.250% due 03/02/2011	1,850	1,873
6.875% due 09/15/2011	21,805	21,580
7.000% due 02/01/2012	4,150	4,145
6.875% due 08/28/2012	3,650	3,608
8.000% due 11/01/2031	26,960	26,322
Goldman Sachs Group, Inc.
6.600% due 01/15/2012	70	78
5.700% due 09/01/2012	10,200	10,774
5.250% due 04/01/2013	10,500	10,674
6.125% due 02/15/2033	15,000	15,101
Household Capital Trust III
1.640% due 06/26/2004 (a)	2,175	2,157
Household Finance Corp.
8.000% due 05/09/2005	10,000	11,066
6.500% due 01/24/2006	300	327
7.200% due 07/15/2006	16,800	18,805
7.875% due 03/01/2007	5,000	5,758
6.500% due 11/15/2008	6,270	6,981
8.000% due 07/15/2010	50	59
6.750% due 05/15/2011	6,000	6,676
6.375% due 10/15/2011	15,400	16,787
7.000% due 05/15/2012	5,210	5,949
6.375% due 11/27/2012	10,090	11,083
Household International Netherlands BV
6.200% due 12/01/2003	4,000	4,113
J.P. Morgan Chase & Co.
5.350% due 03/01/2007	$6,000	$6,454
6.625% due 03/15/2012	150	166
5.750% due 01/02/2013	25,510	26,776
KFW International Finance, Inc.
5.750% due 01/15/2008	70	78
Lehman Brothers Holdings, Inc.
6.625% due 01/18/2012	70	79
8.800% due 03/01/2015	700	891
LG&E Capital Corp.
6.205% due 05/01/2004	1,000	1,037
MBNA America Bank
7.125% due 11/15/2012	1,300	1,411
Merrill Lynch & Co., Inc.
1.720% due 05/21/2004 (a)	700	702
7.000% due 04/27/2008	120	138
MidAmerican Funding LLC
6.927% due 03/01/2029	16,210	17,039
Middletown Trust
11.750% due 07/15/2010	1,568	1,615
Morgan Stanley Dean Witter & Co.
6.100% due 04/15/2006	700	766
6.750% due 04/15/2011	100	112
6.600% due 04/01/2012	10,220	11,428
5.300% due 03/01/2013	15,000	15,312
Morgan Stanley TRACERS
4.582% due 09/15/2011 (a)	85,440	97,428
National City Bank of Pennsylvania
7.250% due 10/21/2011	853	999
National Rural Utilities Cooperative Finance Corp.
2.352% due 04/26/2004 (a)	2,000	2,016
6.500% due 03/01/2007	290	321
7.250% due 03/01/2012	700	815
Nationwide Mutual Insurance Co.
6.500% due 02/15/2004	2,000	2,066
Newcourt Credit Group, Inc.
7.125% due 12/17/2003	9,750	10,079
6.875% due 02/16/2005	20,615	21,728
Parker Retirement Savings Plan
6.340% due 07/15/2008	2,357	2,572
Pemex Finance Ltd.
5.720% due 11/15/2003	206	209
Pemex Project Funding Master Trust
8.375% due 02/01/2009	12,500	13,797
8.000% due 11/15/2011	320	351
PP&L Capital Funding, Inc.
7.750% due 04/15/2005	9,250	9,997
Principal Life Global Funding
5.250% due 01/15/2013	14,150	14,425
Protective Life Corp.
7.950% due 07/01/2004	3,000	3,179
Prudential Funding Corp.
6.375% due 07/23/2006	1,000	1,094
Prudential Holdings LLC
8.695% due 12/18/2023	8,500	10,275
Qwest Capital Funding, Inc.
7.000% due 08/03/2009	600	459
7.250% due 02/15/2011	37,150	28,420
6.500% due 11/15/2018	10,000	6,975
7.625% due 08/03/2021	4,000	2,820
6.875% due 07/15/2028	11,885	8,379
Racers
1.670% due 05/28/2004 (a)	1,000	793
Redwood Capital II Ltd.
4.380% due 01/01/2004 (a)	20,000	19,948
Royal Bank of Scotland PLC
9.118% due 03/31/2049	220	274
Secured Finance, Inc.
9.050% due 12/15/2004	250	277
Security Capital Group, Inc.
7.700% due 06/15/2028	5,000	5,867

38	Annual Report I 3.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Simon Property Group LP
6.625% due 06/15/2003	$6,000	$6,059
6.750% due 02/09/2004	4,850	5,038
7.125% due 09/20/2007	5,000	5,581
Societe Generale—NY
9.875% due 07/15/2003	1,900	1,946
Spieker Properties, Inc.
8.000% due 07/19/2005	500	549
Targeted Return Index Securities Trust
4.687% due 01/15/2032 (a)	88,000	101,986
US Bank National Association
6.375% due 08/01/2011	250	283
Verizon Global Funding Corp.
6.125% due 06/15/2007	23,900	26,486
7.250% due 12/01/2010	250	291
7.375% due 09/01/2012	510	604
7.750% due 12/01/2030	590	712
Verizon Wireless Capital LLC
1.658% due 12/17/2003 (a)	12,070	12,062
Wells Fargo & Co.
6.450% due 02/01/2011	70	80

		1,249,487

Industrials 29.2%
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	1,200	1,320
Albertson’s, Inc.
7.450% due 08/01/2029	10,000	11,101
8.000% due 05/01/2031	3,070	3,609
Altria Group, Inc.
7.650% due 07/01/2008	250	265
7.750% due 01/15/2027	3,220	3,196
Amerada Hess Corp.
5.300% due 08/15/2004	70	73
6.650% due 08/15/2011	150	164
7.875% due 10/01/2029	15,000	16,878
7.300% due 08/15/2031	3,250	3,455
American Airlines, Inc.
9.710% due 01/30/2007	1,929	444
1.910% due 09/23/2007 (a)	279	275
10.610% due 03/04/2011	312	69
6.978% due 04/01/2011	5,140	4,475
7.858% due 10/01/2011	5,120	4,495
10.680% due 03/04/2013	1,473	324
AOL Time Warner, Inc.
6.125% due 04/15/2006	10,000	10,473
6.750% due 04/15/2011	50	53
6.875% due 05/01/2012	5,600	5,978
7.625% due 04/15/2031	2,250	2,396
7.700% due 05/01/2032	19,300	20,745
Archstone-Smith Trust
7.900% due 02/15/2016	75	87
AvalonBay Communities, Inc.
6.125% due 11/01/2012	150	161
Bae Systems Asset PLC
6.664% due 09/15/2013	4,157	4,564
BB&T Corp.
6.500% due 08/01/2011	90	103
Beckman Coulter, Inc.
6.875% due 11/15/2011	5,070	5,637
Boise Cascade Corp.
7.500% due 02/01/2008	40	42
Bowater, Inc.
9.500% due 10/15/2012	600	657
Canadian National Railway Co.
4.400% due 03/15/2013	3,920	3,839
Canadian Natural Resources Ltd.
6.450% due 06/30/2033	10,000	10,496
Cater Holt Harvey Ltd.
8.375% due 04/15/2015	16,000	17,806
Centex Corp.
7.500% due 01/15/2012	70	80
Chrysler Corp.
7.450% due 03/01/2027	$5,000	$5,238
Clear Channel Communications, Inc.
7.650% due 09/15/2010	360	416
Coastal Corp.
2.306% due 07/21/2003 (a)	2,500	2,402
9.750% due 08/01/2003	2,800	2,800
6.500% due 05/15/2006	10,793	9,444
7.500% due 08/15/2006	3,400	3,009
7.750% due 06/15/2010	18,533	15,197
6.700% due 02/15/2027	4,800	3,984
6.950% due 06/01/2028	10,730	7,565
7.750% due 10/15/2035	10,000	7,300
Columbia Energy Group
6.800% due 11/28/2005	150	164
Comcast Cable Communications, Inc.
6.375% due 01/30/2006	492	527
6.750% due 01/30/2011	2,900	3,133
8.875% due 05/01/2017	90	112
Conoco, Inc.
6.950% due 04/15/2029	250	284
ConocoPhillips
4.750% due 10/15/2012	70	71
Continental Airlines, Inc.
6.320% due 11/01/2008	13,575	11,040
7.056% due 09/15/2009	5,000	4,146
7.461% due 04/01/2015	2,131	1,562
7.256% due 03/15/2020	25	20
6.545% due 08/02/2020	26	21
Continental Cablevision, Inc.
8.300% due 05/15/2006	4,975	5,589
Cox Communications, Inc.
6.150% due 08/01/2003 (a)	9,570	9,591
6.690% due 09/20/2004	395	419
7.750% due 08/15/2006	1,150	1,297
7.750% due 11/01/2010	70	82
Cox Enterprises, Inc.
8.000% due 02/15/2007	3,000	3,375
2.606% due 05/01/2033 (a)	11,600	11,586
Cyprus Amax Minerals Co.
7.375% due 05/15/2007	70	74
DaimlerChrysler North America Holding Corp.
7.125% due 04/10/2003	2,000	2,002
1.850% due 08/01/2003 (a)	2,000	2,000
7.300% due 01/15/2012	100	112
Delta Air Lines Equipment Trust
10.430% due 01/02/2011	3,319	1,743
10.140% due 08/14/2012	4,000	2,060
10.060% due 01/02/2016	4,900	2,523
Delta Air Lines, Inc.
10.570% due 01/02/2007 (b)	5,135	2,559
9.875% due 04/30/2008	588	345
7.379% due 05/18/2010	64	60
7.570% due 11/18/2010	24,258	22,931
7.779% due 01/02/2012	12,446	8,135
7.111% due 03/18/2013	2,615	2,438
10.790% due 03/26/2014	500	257
9.200% due 09/23/2014	1,750	827
10.500% due 04/30/2016	4,300	2,074
Devon Financing Corp. ULC
6.875% due 09/30/2011	300	342
Domtar, Inc.
7.875% due 10/15/2011	70	83
Dow Chemical Co.
6.000% due 10/01/2012	150	153
Duke Energy Field Services LLC
7.500% due 08/16/2005	3,000	3,222
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010	6,000	4,804
7.670% due 11/08/2016	16,790	11,092
E.I. du Pont de Nemours & Co.
6.875% due 10/15/2009	2,000	2,365
Enterprise Products Partners LP
6.875% due 03/01/2033	$5,000	$4,955
Ford Motor Co.
6.625% due 02/15/2028	165	116
7.450% due 07/16/2031	25,980	19,933
9.980% due 02/15/2047	50	47
Georgia-Pacific Corp.
8.125% due 05/15/2011	95	90
9.500% due 05/15/2022	1,300	1,150
8.875% due 05/15/2031	2,045	1,748
Harrah’s Operating Co., Inc.
7.500% due 01/15/2009	70	79
8.000% due 02/01/2011	10,360	11,940
HCA, Inc.
8.130% due 08/04/2003	3,000	3,050
6.910% due 06/15/2005 (a)	8,250	8,739
8.750% due 09/01/2010	750	882
7.875% due 02/01/2011	4,770	5,348
6.950% due 05/01/2012	29,510	31,673
6.250% due 02/15/2013	2,200	2,261
6.730% due 07/15/2045	300	302
HEALTHSOUTH Corp.
8.500% due 02/01/2008 (c)	1,000	465
Hertz Corp.
8.250% due 06/01/2005	10,000	10,193
Hilton Hotel Corp.
7.625% due 05/15/2008	220	225
8.250% due 02/15/2011	70	72
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	7,040	7,116
International Business Machines Corp.
8.375% due 11/01/2019	70	91
International Game Technology
7.875% due 05/15/2004	200	211
International Paper Co.
1.910% due 06/20/2004 (a)	43,853	43,331
5.850% due 10/30/2012	150	158
6.875% due 04/15/2029	3,000	3,205
ITT Corp.
6.750% due 11/15/2005	1,070	1,087
Kerr-McGee Corp.
6.625% due 10/15/2007	3,200	3,536
6.875% due 09/15/2011	100	112
Kinder Morgan Energy Partners LP
6.750% due 03/15/2011	270	300
7.125% due 03/15/2012	3,000	3,445
Kinder Morgan, Inc.
6.650% due 03/01/2005	725	774
6.500% due 09/01/2012	110	120
Koninkijke Ahold NV
8.620% due 01/02/2025	12,000	10,087
Koninkijke KPN NV
8.375% due 10/01/2030	2,000	2,475
Kroger Co.
6.800% due 04/01/2011	15,000	16,631
6.200% due 06/15/2012	300	322
7.500% due 04/01/2031	3,000	3,366
Liberty Media Corp.
8.250% due 02/01/2030	175	187
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (b)	896	1,018
MeadWestvaco Corp.
6.850% due 04/01/2012	290	326
7.000% due 08/15/2023	1,500	1,519
MGM Mirage, Inc.
6.950% due 02/01/2005	5,950	6,188
8.500% due 09/15/2010	9,840	10,922
Midwest Generation LLC
8.300% due 07/02/2009	12,600	11,655
8.560% due 01/02/2016	16,550	14,647
Mirage Resorts, Inc.
6.625% due 02/01/2005	100	103

See accompanying notes I 3.31.03 I Annual Report	39

Schedule of Investments (Cont.)

Investment Grade Corporate Portfolio

March 31, 2003

	Principal Amount (000s)	Value (000s)

7.250% due 10/15/2006	$1,200	$1,257
Noble Affiliates, Inc.
8.950% due 12/15/2004	1,500	1,576
Norfolk Southern Corp
7.800% due 05/15/2027	250	302
Northwest Airlines, Inc.
7.575% due 09/01/2020	687	639
Occidental Petroleum Corp.
6.400% due 04/01/2003	12,700	12,700
6.750% due 01/15/2012	200	230
Oncor Electric Delivery Co.
5.000% due 09/01/2007	5,000	5,249
Park Place Entertainment Corp.
7.950% due 08/01/2003	10,960	11,152
Pemex Project Funding Master Trust
7.375% due 12/15/2014	70	72
Petroleos Mexicanos
9.375% due 12/02/2008	2,650	3,087
Philip Morris Cos., Inc.
8.250% due 10/15/2003	3,600	3,676
6.800% due 12/01/2003	1,700	1,726
7.125% due 10/01/2004	2,000	2,066
6.375% due 02/01/2006	150	156
7.200% due 02/01/2007	1,300	1,344
Public Service of Colorado
7.875% due 10/01/2012	10,750	13,206
Qwest Corp.
7.625% due 06/09/2003	8,885	8,929
7.200% due 11/01/2004	11,545	11,545
7.500% due 11/01/2008	9,075	7,873
5.625% due 11/15/2008	175	160
8.875% due 03/15/2012	37,750	40,392
6.875% due 09/15/2033	16,400	13,940
7.250% due 10/15/2035	3,000	2,595
R.J. Reynolds Tobacco Holdings, Inc.
7.375% due 05/15/2003	7,500	7,530
6.500% due 06/01/2007	220	221
Ralcorp Holdings, Inc.
8.750% due 09/15/2004	7,650	8,351
Raytheon Co.
6.500% due 07/15/2005	70	75
8.200% due 03/01/2006	200	226
6.150% due 11/01/2008	250	274
Rogers Cablesystems, Inc.
10.000% due 03/15/2005	600	639
Safeway, Inc.
6.850% due 09/15/2004	70	74
7.250% due 09/15/2004	315	337
6.500% due 11/15/2008	100	111
7.450% due 09/15/2027	350	400
7.250% due 02/01/2031	8,000	9,008
Sonat, Inc.
6.750% due 10/01/2007	3,940	3,290
Southern National Gas Co.
7.350% due 02/15/2031	1,100	1,017
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	5,000	5,006
7.875% due 05/01/2012	310	310
System Energy Resources, Inc.
7.430% due 01/15/2011	46	49
TCI Communications, Inc.
6.375% due 05/01/2003	3,300	3,312
7.550% due 09/02/2003	3,000	3,023
9.650% due 10/01/2003	1,394	1,430
Tele-Communications—TCI Group
7.250% due 08/01/2005	250	267
Telus Corp.
8.000% due 06/01/2011	11,255	11,987
Tennessee Gas Pipeline Co.
7.500% due 04/01/2017	100	92
Time Warner, Inc.
7.975% due 08/15/2004	$1,695	$1,805
8.110% due 08/15/2006	1,300	1,435
9.125% due 01/15/2013	6,000	7,091
7.250% due 10/15/2017	22,975	24,305
6.875% due 06/15/2018	25,000	25,595
Transocean, Inc.
6.750% due 04/15/2005	2,000	2,172
7.500% due 04/15/2031	3,100	3,653
TRW, Inc.
6.650% due 01/15/2028	10,295	11,089
Tyco International Group S.A.
6.250% due 06/15/2003	750	758
6.750% due 02/15/2011	3,518	3,377
6.375% due 10/15/2011	310	291
United Airlines, Inc.
2.026% due 03/02/2004 (a)	14,934	10,771
11.080% due 03/26/2010 (c)	13,636	2,951
7.730% due 07/01/2010	19,250	13,097
8.390% due 01/21/2011 (c)	4,033	932
11.080% due 03/26/2011 (c)	2,835	614
7.186% due 04/01/2011	515	376
6.071% due 03/01/2013	2,696	2,010
6.602% due 09/01/2013	4,245	3,079
10.020% due 03/22/2014 (c)	1,000	191
10.850% due 02/19/2015 (c)	1,000	125
10.125% due 03/22/2015 (c)	2,300	466
Univision Communications, Inc.
7.850% due 07/15/2011	5,650	6,465
UST, Inc.
6.625% due 07/15/2012	2,750	3,073
USX Corp.
6.850% due 03/01/2008	1,520	1,704
Viacom, Inc.
6.625% due 05/15/2011	1,000	1,136
7.875% due 07/30/2030	400	500
Wal-Mart Bond Lease Corp.
8.400% due 08/15/2004 (b)	2,474	2,504
Wal-Mart Stores, Inc.
6.875% due 08/10/2009	70	83
Walt Disney Co.
5.125% due 12/15/2003	100	103
7.000% due 03/01/2032	150	160
Waste Management, Inc.
6.375% due 12/01/2003	21,183	21,608
8.000% due 04/30/2004	18,755	19,735
7.000% due 10/15/2006	1,600	1,767
7.125% due 10/01/2007	17,905	19,894
6.500% due 11/15/2008	25,000	27,331
6.875% due 05/15/2009	8,100	9,019
7.375% due 08/01/2010	290	328
7.650% due 03/15/2011	11,859	13,472
7.125% due 12/15/2017	3,325	3,688
7.100% due 08/01/2026	24,420	25,686
7.000% due 07/15/2028	29,415	30,608
7.375% due 05/15/2029	3,950	4,294
7.750% due 05/15/2032	90	103
Weyerhaeuser Co.
6.125% due 03/15/2007	5,800	6,288
6.750% due 03/15/2012	3,100	3,404
7.375% due 03/15/2032	6,000	6,576
Williams Cos., Inc.
6.125% due 12/01/2003	5,000	4,913
9.250% due 03/15/2004	5,285	5,219
7.625% due 07/15/2019	35,000	27,825
7.875% due 09/01/2021	87,100	69,680
7.500% due 01/15/2031	23,965	18,693
7.750% due 06/15/2031	5,000	3,900
8.750% due 03/15/2032	14,150	11,957

		1,230,835

Utilities 34.3%
AEP Texas Central Co.
2.590% due 02/15/2005 (a)	$3,500	$3,505
5.500% due 02/15/2013	14,800	15,144
6.650% due 02/15/2033	15,000	15,611
ALLETE, Inc.
2.218% due 10/20/2003 (a)	1,500	1,498
Alltel Corp.
7.875% due 07/01/2032	140	173
AT&T Broadband Corp.
8.375% due 03/15/2013	34,222	40,632
9.455% due 11/15/2022	119	150
AT&T Corp.
6.000% due 03/15/2009	324	326
7.800% due 11/15/2011	10,440	11,257
8.000% due 11/15/2031	151,560	163,470
AT&T Wireless Services, Inc.
7.500% due 05/01/2007	1,000	1,112
7.875% due 03/01/2011	15,508	17,376
8.125% due 05/01/2012	12,250	13,892
Baltimore Gas & Electric Co.
6.125% due 07/01/2003	400	405
British Telecom PLC
2.705% due 12/15/2003 (a)	19,000	19,089
7.875% due 12/15/2005	70	79
8.375% due 12/15/2010	290	353
Calpine Corp.
8.625% due 08/15/2010	2,500	1,400
8.500% due 02/15/2011	33,000	18,645
Carolina Power & Light
6.800% due 08/15/2007	156	176
Central Maine Power Co.
7.430% due 08/25/2003	1,000	1,021
Cincinnati Gas & Electric Co.
6.450% due 02/15/2004	3,000	3,130
6.900% due 06/01/2025	3,000	3,226
Cinergy Corp.
6.125% due 04/15/2004	2,000	2,066
Cingular Wireless, Inc.
6.500% due 12/15/2011	150	162
7.125% due 12/15/2031	2,200	2,328
Citizens Communications Co.
8.500% due 05/15/2006	10,000	11,318
9.250% due 05/15/2011	2,110	2,655
9.000% due 08/15/2031	5,000	6,523
Cleveland Electric Illuminating Co.
7.670% due 07/01/2004	800	845
9.500% due 05/15/2005	11,375	11,469
6.860% due 10/01/2008	8,444	9,471
7.430% due 11/01/2009	12,075	13,873
CMS Panhandle Holding Co.
6.125% due 03/15/2004	1,000	1,010
Columbus Southern Power Co.
6.600% due 03/01/2033	720	756
Commonwealth Edison Co.
1.915% due 09/30/2003 (a)	3,400	3,391
Detroit Edison Co.
7.500% due 02/01/2005	8,000	8,777
Dominion Resources, Inc.
7.600% due 07/15/2003	5,000	5,077
Duke Energy Corp.
6.250% due 01/15/2012	12,570	13,342
Dynegy Holdings, Inc.
8.125% due 03/15/2005	4,875	3,973
6.875% due 04/01/2011	5,750	3,680
8.750% due 02/15/2012	3,250	2,291
East Coast Power LLC
7.066% due 03/31/2012	1,417	1,329
El Paso Corp.
6.750% due 05/15/2009	7,000	5,670
8.050% due 10/15/2030	18,700	13,651
7.800% due 08/01/2031	91,075	65,574

40	Annual Report I 3.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

7.750% due 01/15/2032	$66,300	$47,736
El Paso Natural Gas Co.
8.625% due 01/15/2022	7,200	6,732
8.375% due 06/15/2032	6,850	6,302
Entergy Gulf States, Inc.
2.638% due 09/01/2004 (a)	5,300	5,293
Entergy Louisiana, Inc.
8.500% due 06/01/2003	4,000	4,045
Florida Power Corp.
6.000% due 07/01/2003	4,800	4,855
France Telecom S.A.
8.700% due 03/01/2006 (a)	2,300	2,614
9.250% due 03/01/2011	49,400	59,484
10.000% due 03/01/2031	140,843	184,046
Georgia Power Co.
4.875% due 07/15/2007	250	265
GTE South Inc.
6.125% due 06/15/2007	70	78
Hydro-Quebec
8.400% due 01/15/2022	4,019	5,397
Illinois Power Co.
7.500% due 06/15/2009	1,835	1,661
IPALCO Enterprises, Inc.
7.375% due 11/14/2008	450	442
7.625% due 11/14/2011	12,500	12,273
Jersey Central Power & Light Co.
6.375% due 05/01/2003	600	602
MidAmerican Energy Holdings Co.
7.520% due 09/15/2008	350	403
5.875% due 10/01/2012	15,820	16,437
5.125% due 01/15/2013	2,000	2,063
Niagara Mohawk Power Co.
6.625% due 07/01/2005	1,200	1,301
7.750% due 05/15/2006	70	79
7.750% due 10/01/2008	70	83
0.000% due 07/01/2010 (d)	42,466	43,950
NorAm Energy Corp.
6.375% due 11/01/2003	10,000	9,975
Northern States Power Co.
8.000% due 08/28/2012	7,360	9,115
Ohio Power Co.
7.000% due 07/01/2004 (a)	4,400	4,645
Oncor Electric Delivery Co.
6.375% due 05/01/2012	20	22
6.375% due 01/15/2015	220	243
Peco Energy Co.
6.500% due 05/01/2003	200	201
Pinnacle Partners
8.830% due 08/15/2004	22,655	22,790
PNPP Funding Corp.
8.510% due 11/30/2006	360	379
Progress Energy, Inc.
6.550% due 03/01/2004	1,525	1,587
6.850% due 04/15/2012	100	112
7.750% due 03/01/2031	9,000	10,520
7.000% due 10/30/2031	4,975	5,338
PSEG Energy Holdings, Inc.
8.500% due 06/15/2011	1,070	1,092
PSEG Power LLC
7.750% due 04/15/2011	16,740	19,344
6.950% due 06/01/2012	11,000	12,199
8.625% due 04/15/2031	760	936
Reliant Energy HL&P
6.500% due 04/21/2003	1,170	1,174
Reliant Energy Resources Corp.
8.125% due 07/15/2005	3,900	3,920
Rowan Cos., Inc.
5.880% due 03/15/2012	2,621	2,816
South Carolina Electric & Gas Co.
7.625% due 04/01/2025	115	129
6.625% due 02/01/2032	6,000	6,812
Sprint Capital Corp.
9.500% due 04/01/2003	$1,500	$1,500
5.700% due 11/15/2003	12,655	12,908
7.125% due 01/30/2006	720	752
6.000% due 01/15/2007	33,110	33,607
6.125% due 11/15/2008	2,000	1,990
6.375% due 05/01/2009	10,500	10,500
7.625% due 01/30/2011	19,915	20,512
8.375% due 03/15/2012	24,290	25,990
6.900% due 05/01/2019	10,035	9,232
9.250% due 04/15/2022	19,400	20,079
6.875% due 11/15/2028	63,948	56,274
8.750% due 03/15/2032	132,250	136,879
Toledo Edison Co.
7.875% due 08/01/2004	15,949	16,942
Transcontinental Gas Pipe Line
8.875% due 07/15/2012	14,150	15,070
TXU Corp.
7.000% due 03/15/2013	6,300	6,439
Verizon New York, Inc.
6.875% due 04/01/2012	7,500	8,601
Virginia Electric and Power Co.
5.375% due 02/01/2007	220	237
4.750% due 03/01/2013	8,500	8,572
Vodafone Group PLC
3.950% due 01/30/2008	70	71
7.750% due 02/15/2010	70	84
Wilmington Trust Co.—Tucson Electric
10.500% due 01/02/2007	437	218
10.500% due 07/01/2008	188	214
WorldCom, Inc.—WorldCom Group
7.875% due 05/15/2003 (c)	7,000	1,890
6.250% due 08/15/2003 (c)	1,500	405
6.400% due 08/15/2005 (c)	20,800	5,616
7.375% due 01/15/2006 (c)	3,700	999
8.000% due 05/15/2006 (c)	2,000	540
7.750% due 04/01/2007 (c)	400	108
8.250% due 05/15/2010 (c)	2,200	594
7.375% due 01/15/2011 (c)	500	135
7.500% due 05/15/2011 (c)	15,700	4,239
6.950% due 08/15/2028 (c)	2,500	675
8.250% due 05/15/2031 (c)	7,500	2,025

		1,444,288

Total Corporate Bonds & Notes (Cost $3,893,901)		3,924,610

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
5.000% due 05/14/2007	298	310

Total U.S. Government Agencies (Cost $307)		310

U.S. TREASURY OBLIGATIONS 0.0%
Treasury Inflation Protected Securities (g)
3.375% due 01/15/2007 (e)	573	631
U.S. Treasury Bonds
5.375% due 02/15/2031	650	703

Total U.S. Treasury Obligations (Cost $1,270)		1,334

MORTGAGE-BACKED SECURITIES 1.2%
Collateralized Mortgage Obligations 1.1%
Bank of America Mortgage Securities, Inc.
5.775% due 10/20/2032 (a)	7,519	7,675
First Horizon Asset Securities, Inc.
6.750% due 11/25/2031	2,358	2,416
GS Mortgage Securities Corp.
6.526% due 08/15/2011 (a)	5,000	5,572
Small Business Administration Participation Certificates
4.750% due 10/01/2022	$25,000	$25,205
Structured Asset Securities Corp.
1.605% due 10/25/2027 (a)	5,461	5,256

		46,124

Government National Mortgage Association 0.1%
8.500% due 07/15/2030-08/15/2030 (f)	1,746	1,900

Total Mortgage-Backed Securities (Cost $47,344)		48,024

ASSET-BACKED SECURITIES 0.3%
Conseco Finance Corp.
7.970% due 05/01/2032	600	594
Denver Arena Trust
6.940% due 11/15/2019	2,655	2,783
White Mountain
4.688% due 12/22/2006 (a)	7,845	7,825

Total Asset-Backed Securities (Cost $10,814)		11,202

SOVEREIGN ISSUES 2.5%
Republic of Croatia
2.187% due 07/31/2010 (a)	153	153
Republic of South Africa
9.125% due 05/19/2009	70	85
United Mexican States
9.750% due 04/06/2005	70	81
10.375% due 02/17/2009	13,650	17,192
9.875% due 02/01/2010	20,050	24,862
8.375% due 01/14/2011	1,000	1,155
6.625% due 03/03/2015	500	501
11.375% due 09/15/2016	5,900	8,121
8.000% due 09/24/2022	1,000	1,049
8.300% due 08/15/2031	48,220	51,957

Total Sovereign Issues (Cost $96,012)		105,156

CONVERTIBLE BONDS & NOTES 0.2%
Banking & Finance 0.2%
Verizon Global Funding Corp.
5.750% due 04/01/2003	7,410	7,410

Total Convertible Bonds & Notes (Cost $7,410)		7,410

CONVERTIBLE PREFERRED STOCK 0.0%
	Shares

Kerr-McGee Corp.
5.500% due 08/02/2004	20,000	877

Total Convertible Preferred Stock (Cost $863)		877

PREFERRED SECURITY 0.0%
Lehman Brothers Holdings, Inc.
5.670% due 12/01/2049	5,200	260

Total Preferred Security (Cost $231)		260

See accompanying notes I 3.31.03 I Annual Report	41

Schedule of Investments (Cont.)

Investment Grade Corporate Portfolio

March 31, 2003

	Principal Amount (000s)	Value (000s)

SHORT-TERM INSTRUMENTS 2.7%
Commercial Paper 2.4%
CDC Commercial Paper Corp.
1.280% due 05/21/2003	$40,000	$39,932
Federal Home Loan Bank
1.225% due 05/09/2003	4,200	4,194
HBOS Treasury Services PLC
1.250% due 04/30/2003	2,000	1,998
1.250% due 05/14/2003	3,000	2,995
UBS Finance, Inc.
1.390% due 04/21/2003	53,600	53,564

		102,683

U.S. Treasury Bills 0.3%
1.145% due 05/08/2003-05/15/2003 (e)(f)	12,365	12,351

Total Short-Term Instruments (Cost $115,034)		115,034

Total Investments 100.1% (Cost $4,173,186)		$4,214,217
Written Options (h) (0.0%) (Premiums $327)		(648)
Other Assets and Liabilities (Net) (0.1%)		(1,898)

Net Assets 100.0%		$4,211,671

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Restricted security.

(c)	Security is in default.

(d)	Security becomes interest bearing at a future date.

(e)	Securities with an aggregate market value of $2,194 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized (Depreciation)

U.S. Treasury 30 Year Bond (06/2003)—Long	9	$(8)

(f)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(g)	Principal amount of security is adjusted for inflation.

(h)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Call—CME Eurodollar December Futures
Strike @ 98.750 Exp. 12/15/2003	1,139	$327	$648

(i)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 0.610% and the Portfolio will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/19/2004	$13,000	$18
Receive a fixed rate equal to 1.000% and the Portfolio will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.
Counterparty: Lehman Brothers, Inc. Exp. 09/10/2003	5,000	18
Receive a fixed rate equal to 2.000% and the Portfolio will pay to the counterparty at par in the event of default of Verizon Global Funding 0.000% due 05/15/2021.
Counterparty: Citibank N.A., London Exp. 06/15/2004	5,000	72
Receive a fixed rate equal to 1.560% and the Portfolio will pay to the counterparty at par in the event of default of Time Warner, Inc. 0.000% due 12/06/2019.
Counterparty: Lehman Brothers, Inc. Exp. 01/06/2005	5,000	45
Receive a fixed rate equal to 2.700% and the Portfolio will pay to the counterparty at par in the event of default of El Paso Corp. 7.000% due 05/15/2011.
Counterparty: Credit Suisse First Boston Exp. 04/30/2005	2,500	191
Receive a fixed rate equal to 0.400% and the Portfolio will pay to the counterparty at par in the event of default of National Rural Utilities Cooperative Finance Corp. 5.750% due 12/01/2008.
Counterparty: Lehman Brothers, Inc. Exp. 09/01/2003	10,000	(7)
Receive a fixed rate equal to 0.850% and the Portfolio will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/12/2004	14,100	24
Receive a fixed rate equal to 0.830% and the Portfolio will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021.
Counterparty: UBS Warburg LLC Exp. 06/15/2004	15,000	3
Receive a fixed rate equal to 2.750% and the Portfolio will pay to the counterparty at par in the event of default of CIT Group, Inc. 5.750% due 09/25/2007.
Counterparty: Credit Suisse First Boston Exp. 06/21/2003	5,000	11
Receive a fixed rate equal to 0.650% and the Portfolio will pay to the counterparty at par in the event of default of Phillip Morris Cos., Inc. 7.650% due 07/01/2008.
Counterparty: Credit Suisse First Boston Exp. 07/17/2003	$20,000	$(104)
Receive a fixed rate equal to 1.090% and the Portfolio will pay to the counterparty at par in the event of default of Tenet Healthcare Corp. 6.375% due 12/01/2011.
Counterparty: Bank of America, N.A. Exp. 09/16/2003	5,000	28
Receive a fixed rate equal to 1.000% and the Portfolio will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021.
Counterparty: Citibank N.A., London Exp. 06/15/2004	10,000	24
Receive a fixed rate equal to 0.460% and the Portfolio will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.
Counterparty: Lehman Brothers, Inc. Exp. 09/10/2003	8,700	9
Pay a fixed rate equal to 0.570% and the Portfolio will receive from the counterparty at par in the event of default of Duke Capital Corp. 7.500% due 10/01/2009.
Counterparty: Credit Suisse First Boston Exp. 08/20/2003	10,000	91
Receive a fixed rate equal to 0.720% and the Portfolio will pay to the counterparty at par in the event of default of Duke Capital Corp. 6.250% due 07/15/2005.
Counterparty: Merrill Lynch & Co., Inc. Exp. 08/20/2003	10,000	(75)
Receive a fixed rate equal to 2.700% and the Portfolio will pay to the counterparty at par in the event of default of El Paso Corp. 7.000% due 05/15/2011.
Counterparty: Credit Suisse First Boston Exp. 04/30/2005	40,000	(7,441)
Pay a fixed rate equal to 2.400% and the Portfolio will receive from the counterparty at par in the event of default of El Paso Corp. 7.000% due 05/15/2011.
Counterparty: J.P. Morgan Chase & Co. Exp. 05/01/2005	25,000	3,008
Receive a fixed rate equal to 0.800% and the Portfolio will pay to the counterparty at par in the event of default of International Paper Co. 8.125% due 07/08/2005.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 07/31/2003	25,000	(22)
Receive a fixed rate equal to 0.850% and the Portfolio will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 6.750% due 12/01/2005.
Counterparty: Goldman Sachs & Co. Exp. 06/01/2003	50,000	17

42	Annual Report I 3.31.03 I See accompanying notes

Receive a fixed rate equal to 10.000% and the Portfolio will pay to the counterparty at par in the event of default of CIT Group, Inc. 7.750% due 04/02/2012.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/17/2003	$25,000	$491
Receive a fixed rate equal to 2.000% and the Portfolio will pay to the counterparty at par in the event of default of TXU Corp. 6.375% due 06/15/2006.
Counterparty: Merrill Lynch & Co., Inc. Exp. 06/03/2003	25,000	(115)
Receive a fixed rate equal to 5.500% and the Portfolio will pay to the counterparty at par in the event of default of Dynegy Holdings, Inc. 8.750% due 02/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/01/2003	20,000	(343)
Receive a fixed rate equal to 3.000% and the Portfolio will pay to the counterparty at par in the event of default of Dynegy Holdings, Inc. 6.875% due 04/01/2011.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/15/2003	10,000	1,228

		$(2,829)

(j)	A reverse repurchase agreement was entered into on 03/19/2003 paying interest at 0.875%. The following security was segregated as collateral for the reverse repurchase agreement:

Type	Maturity	Value

Ford Motor Credit Co. 7.250%	10/25/2011	$18,383

See accompanying notes I 3.31.03 I Annual Report	43

Schedule of Investments

Mortgage Portfolio

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 1.2%
Banking & Finance 1.0%
Bankers Trust Corp.
1.450% due 05/11/2003 (a)	$2,000	$2,001
Bear Stearns Cos., Inc.
1.670% due 05/06/2003 (a)	1,300	1,301
1.665% due 05/16/2003 (a)	2,500	2,501
1.551% due 07/22/2003 (a)	3,200	3,200
1.758% due 06/01/2004 (a)	2,700	2,711
1.870% due 11/30/2004 (a)	6,200	6,222
Capital One Bank
2.602% due 01/27/2004 (a)	9,800	9,686
Finova Group, Inc.
7.500% due 11/15/2009	1,050	375
Ford Motor Credit Co.
1.920% due 06/23/2003 (a)	2,000	1,997
1.683% due 11/24/2003 (a)	3,000	2,956
1.718% due 07/19/2004 (a)	8,500	8,118
General Motors Acceptance Corp.
1.283% due 07/20/2003 (a)	226	226
2.016% due 08/04/2003 (a)	900	898
2.250% due 03/22/2004 (a)	6,000	5,965
1.630% due 04/05/2004 (a)	1,000	986
1.630% due 04/05/2004 (a)	1,700	1,683
1.718% due 07/21/2004 (a)	200	197
Lehman Brothers Holdings, Inc.
1.780% due 04/04/2003 (a)	6,100	6,100
Racers
2.000% due 04/01/2003 (a)	10,000	9,750

		66,873

Industrials 0.1%
Cox Enterprises, Inc.
2.250% due 05/01/2033 (a)	3,500	3,496
Delta Air Lines, Inc.
7.379% due 05/18/2010	1,609	1,505

		5,001

Utilities 0.1%
Dominion Resources, Inc.
7.600% due 07/15/2003	5,000	5,077
Hawaiian Electric Industries, Inc.
2.425% due 04/15/2003 (a)	3,000	3,000

		8,077

Total Corporate Bonds & Notes (Cost $81,256)		79,951

MUNICIPAL BONDS & NOTES 0.2%
Kansas 0.0%
Sedgwick & Shawnee County, Kansas Single Family Revenue Bonds, (GNMA/FNMA COLL Insured), Series 2001
5.450% due 12/01/2011	1,275	1,450

Louisiana 0.1%
Louisiana Housing Finance Agency Mortgage Revenue Bonds, (GNMA Insured), Series 2000
7.330% due 12/01/2030	2,630	2,866

Missouri 0.1%
Missouri State Housing Development Community Revenue Bonds, (GNMA/FNMA Insured), Series 2001
6.000% due 03/01/2032	5,775	6,238

Texas 0.0%
Ennis Texas Economic Development Corporate Sales Tax Revenue Bonds, (FGIC Insured), Series 1999
0.000% due 08/01/2034	7,990	1,216

Total Municipal Bonds & Notes (Cost $10,378)		11,770

U.S. GOVERNMENT AGENCIES 0.2%
Small Business Administration
8.017% due 02/10/2010	$689	$805
7.449% due 08/01/2010	3,980	4,553
7.190% due 12/01/2019	987	1,123
7.220% due 11/01/2020	2,719	3,103

Total U.S. Government Agencies (Cost $9,159)		9,584

MORTGAGE-BACKED SECURITIES 97.8%
Collateralized Mortgage Obligations 37.9%
ABN AMRO Mortgage Corp.
6.300% due 04/25/2029	1,070	1,098
6.500% due 06/25/2029 (a)	2,095	2,172
Aetna Commercial Trust
7.100% due 12/26/2030	2,347	2,468
American Southwest Financial Securities Corp.
8.000% due 01/18/2009	937	1,087
7.248% due 11/25/2038 (a)	3,070	3,355
Amortizing Residential Collateral Trust
1.565% due 09/25/2030 (a)	710	709
Asset Securitization Corp.
6.920% due 02/14/2029	1,525	1,637
Aurora Loan Services
2.005% due 05/25/2030 (a)	308	309
Bank of America Funding Corp
6.000% due 11/25/2032	38,824	39,448
Bank of America Large Loan, Inc.
1.637% due 01/27/2006 (a)	45,500	40,950
Bank of America Mortgage Securities, Inc.
6.250% due 07/25/2014	4,646	4,789
6.500% due 04/25/2029	100	100
6.500% due 05/25/2029 (a)	7,500	7,726
7.250% due 10/25/2029	867	872
6.234% due 07/25/2031 (a)	3,661	3,680
7.101% due 05/20/2032 (a)	31,499	32,333
6.351% due 07/25/2032 (a)	3,652	3,723
5.785% due 10/20/2032 (a)	17,108	17,463
Bear Stearns Adjustable Rate Mortgage Trust
6.278% due 09/25/2031 (a)	589	589
6.688% due 09/25/2031 (a)	635	636
6.552% due 10/25/2031 (a)	7,896	7,900
6.446% due 11/25/2031 (a)	8,697	8,747
6.611% due 11/25/2031 (a)	208	212
6.122% due 12/25/2031 (a)	6,750	6,850
6.210% due 01/25/2032 (a)	16,263	16,342
6.800% due 01/25/2032 (a)	155	160
5.439% due 10/25/2032 (a)	8,442	8,638
Bear Stearns ALT-A Trust
5.700% due 03/25/2032 (a)	25,583	25,677
Bear Stearns Commercial Mortgage Securities, Inc.
6.730% due 05/20/2003	46	46
5.060% due 11/15/2016	192	203
6.500% due 12/28/2023	5,200	5,356
6.500% due 08/25/2024	11	11
7.000% due 05/20/2030 (a)	1,063	1,222
4.751% due 06/25/2030 (a)	856	851
5.910% due 02/14/2031	180	194
Capstead Securities Corp. IV
1.485% due 02/25/2025 (a)	18,397	18,377
Cendant Mortgage Corp.
7.500% due 06/18/2030	900	899
1.805% due 07/25/2030 (a)	480	479
Chase Commercial Mortgage Securities Corp.
7.600% due 12/18/2005	212	213
Chase Mortgage Finance Corp.
6.750% due 11/25/2024	1,000	1,022
6.750% due 06/25/2028	1,568	1,596
6.750% due 10/25/2028	1,176	1,176
6.100% due 02/25/2029	59	59
7.750% due 04/25/2030	5,301	5,378
Citicorp Mortgage Securities, Inc.
5.319% due 12/01/2019 (a)	$342	$341
6.500% due 02/25/2024	2,613	2,688
6.250% due 08/25/2024	490	501
7.250% due 08/25/2027	1,526	1,548
6.750% due 09/25/2028	1,539	1,564
6.500% due 03/25/2029	6,000	6,214
7.500% due 10/25/2030	255	255
1.705% due 08/25/2032 (a)	14,612	14,616
CMC Securities Corp.
6.500% due 11/25/2008	6,261	6,272
5.250% due 02/25/2009	1,242	1,247
7.250% due 11/25/2027	1,215	1,225
Commercial Capital Access One, Inc.
6.298% due 11/15/2028	13,099	14,093
Commercial Mortgage Acceptance Corp.
5.800% due 09/15/2030	142	150
Commercial Mortgage Asset Trust
7.546% due 01/17/2010	100	118
6.640% due 01/17/2032	165	189
Countrywide Alternative Loan Trust
6.500% due 04/25/2031	9,308	9,437
Countrywide Funding Corp.
6.875% due 03/25/2024	422	422
Countrywide Home Loans
6.500% due 07/25/2013	4,523	4,632
6.050% due 04/25/2029	11,171	11,294
5.840% due 12/25/2031	3,278	3,282
6.500% due 02/25/2032	505	508
5.660% due 03/19/2032 (a)	1,096	1,100
4.250% due 05/25/2033	36,069	36,717
Countrywide Home Loans, Inc.
6.250% due 08/25/2014 (a)	993	1,027
6.068% due 07/19/2031 (a)	1,096	1,103
5.004% due 09/19/2032 (a)	14,895	15,129
Countrywide Mortgage-Backed Securities, Inc.
6.500% due 06/25/2009	1,775	1,800
6.750% due 03/25/2024	2,796	2,839
Credit-Based Asset Servicing & Securitization LLC
1.676% due 08/25/2029 (a)	17,088	17,109
CS First Boston Mortgage Securities Corp.
6.750% due 01/15/2008	1,735	1,746
6.750% due 12/27/2028	8,902	9,326
9.000% due 04/25/2031	1,256	1,295
1.655% due 08/25/2031 (a)	2,322	2,321
2.305% due 08/25/2031 (a)	16,383	16,539
1.955% due 11/25/2031 (a)	1,535	1,540
2.055% due 11/25/2031 (a)	3,879	3,867
2.310% due 11/25/2031 (a)	2,080	2,084
1.705% due 02/25/2032 (a)	12,703	12,580
1.855% due 02/25/2032 (a)	1,770	1,768
6.248% due 04/25/2032 (a)	534	549
1.695% due 05/25/2032 (a)	16,981	16,981
1.525% due 06/25/2032 (a)	27	27
1.475% due 07/25/2032 (a)	7,399	7,396
1.930% due 08/25/2033 (a)	1,746	1,746
6.400% due 01/17/2035	268	271
7.290% due 09/15/2041	65	76
DLJ Commercial Mortgage Corp.
6.410% due 02/18/2031	1,800	2,013
DLJ Mortgage Acceptance Corp.
5.116% due 11/25/2023 (a)	243	244
7.907% due 10/25/2024 (a)	290	291
7.550% due 12/28/2026 (a)(b)	1,733	1,687
6.850% due 12/17/2027	35	35
7.580% due 03/13/2028 (a)	4,050	4,269
6.500% due 05/19/2029	998	1,029
DVI Business Credit Receivable Corp. III
1.960% due 10/15/2003 (a)	879	883
E-Trade Bank Adjustable Rate Mortgage Trust
6.977% due 08/25/2031 (a)	8,339	8,425

44	Annual Report I 3.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

E-Trade Bank Mortgage-Backed Securities Trust
7.044% due 09/25/2031	$5,034	$5,048
Fairfax Funding Trust
6.483% due 04/02/2013	250	279
Fannie Mae
6.270% due 09/25/2007	5,000	5,356
6.500% due 05/25/2008	278	292
4.000% due 02/25/2009	289	292
6.500% due 02/25/2009	759	783
6.000% due 03/25/2009	343	366
6.500% due 07/18/2012	3,263	3,463
6.370% due 02/25/2013	4,855	5,368
6.250% due 12/25/2013	8,495	8,948
2.500% due 09/25/2016	19,277	19,307
8.750% due 11/25/2019	329	369
7.000% due 03/25/2020	455	492
6.260% due 04/25/2020 (a)	86	86
6.500% due 05/25/2020	510	551
6.350% due 06/25/2020	5,705	6,344
7.000% due 08/25/2020	77	83
9.500% due 11/25/2020	4,152	4,695
5.300% due 02/25/2021	2,415	2,414
9.000% due 03/25/2021	626	704
2.212% due 04/25/2021 (a)	19	19
6.500% due 05/25/2021	97	103
6.500% due 04/25/2022	85	90
1.962% due 06/25/2022 (a)	7	7
7.000% due 06/25/2022	365	396
7.000% due 10/25/2022	930	1,001
7.800% due 10/25/2022	690	756
7.000% due 02/25/2023	585	605
6.000% due 03/25/2023	2,200	2,252
7.500% due 03/25/2023	2,159	2,452
5.000% due 04/25/2023	230	241
2.412% due 05/25/2023 (a)	740	751
6.500% due 05/25/2023	600	600
6.000% due 08/25/2023	1,722	1,826
1.955% due 09/25/2023 (a)	967	975
7.000% due 09/25/2023	1,941	2,184
6.500% due 01/25/2024	612	612
6.500% due 02/25/2024 (a)	5,302	5,628
7.000% due 04/25/2024	2,720	2,867
7.500% due 11/17/2025 (a)	968	1,060
7.000% due 05/18/2026	698	704
7.500% due 11/20/2026	12,715	13,861
7.000% due 11/25/2026	3,130	3,450
7.000% due 12/25/2026	4,668	4,944
1.812% due 09/18/2027 (a)	2,147	2,156
6.850% due 12/18/2027	4,000	4,310
7.000% due 12/20/2027	2,885	3,060
1.700% due 04/18/2028 (a)	547	549
6.500% due 06/25/2028	7,500	7,848
6.000% due 07/18/2028	35,745	37,737
6.500% due 10/25/2028	4,016	4,262
5.000% due 11/25/2028	299	273
6.290% due 02/25/2029	1,500	1,614
1.755% due 12/25/2029 (a)	32	32
6.500% due 12/25/2029	435	447
1.805% due 06/25/2030 (a)	6,859	6,862
1.750% due 10/18/2030 (a)	928	929
6.000% due 04/25/2031	7,045	7,322
6.300% due 06/25/2031	3,136	3,310
6.500% due 08/25/2031	7,799	8,294
6.500% due 10/25/2031	3,941	4,194
6.000% due 12/25/2031	4,035	4,101
1.705% due 04/25/2032 (a)	62	62
1.705% due 06/25/2032 (a)	25,473	25,560
8.985% due 06/25/2032 (a)	2,000	2,208
6.390% due 05/25/2036	2,678	2,740
7.405% due 01/17/2037	232	262
6.500% due 06/17/2038	1,000	1,077
6.500% due 09/17/2038	$6,515	$6,815
6.300% due 10/17/2038 (a)	1,058	1,128
Fannie Mae Grantor Trust
7.500% due 07/25/2028	1,625	1,783
Federal Agricultural Mortgage Corp.
6.757% due 01/25/2013	3,688	3,786
8.314% due 04/25/2030	3,590	3,920
FFCA Secured Lending Corp.
8.180% due 07/18/2019	2,000	1,100
8.970% due 02/18/2020	4,000	1,274
7.130% due 05/18/2026	3,042	2,995
7.850% due 05/18/2026	16,900	18,553
7.270% due 09/18/2027	9,969	10,445
Fifth Third Mortgage Loan Trust
3.911% due 11/19/2032 (a)	7,356	7,418
First Horizon Asset Securities, Inc.
6.750% due 11/25/2031	1,362	1,396
First Nationwide Trust
6.750% due 08/28/2028	2,233	2,212
6.500% due 03/25/2029	4,600	4,976
8.000% due 10/25/2030	1,238	1,236
6.750% due 08/21/2031	10,142	10,432
1.905% due 09/25/2031 (a)	2,555	2,562
First Republic Mortgage Loan Trust
1.630% due 11/15/2031 (a)	32,954	32,954
2.486% due 11/15/2031 (a)	4,088	4,088
1.580% due 08/15/2032 (a)	92,000	91,021
Freddie Mac
7.000% due 05/15/2004	593	606
8.000% due 01/01/2005	7	8
7.000% due 01/15/2008	465	511
8.000% due 03/01/2009	22	23
7.500% due 11/01/2010	11,536	12,303
5.000% due 06/15/2016	71,749	72,656
4.500% due 02/15/2017	16,009	16,335
3.625% due 05/01/2017 (a)	294	299
6.000% due 11/15/2017	4,262	4,283
2.543% due 11/25/2017 (a)	11,278	11,261
5.500% due 01/15/2019	9,291	9,306
9.050% due 06/15/2019	420	426
7.000% due 11/15/2020	458	460
9.000% due 12/15/2020	385	392
9.500% due 12/15/2020	1,240	1,240
9.000% due 02/15/2021	2,103	2,206
6.500% due 03/15/2021	990	1,011
7.000% due 09/15/2021	553	563
6.000% due 02/15/2022	1,448	1,482
6.000% due 10/15/2022	450	460
3.500% due 12/15/2022	279	281
6.500% due 12/17/2022	793	844
1.812% due 05/15/2023 (a)	14	14
7.000% due 05/15/2023	364	394
7.000% due 07/15/2023	4,033	4,377
7.500% due 07/15/2023 (a)	2,281	2,384
6.250% due 09/15/2023	3,880	3,999
6.500% due 11/25/2023	778	781
6.000% due 12/15/2023	417	423
8.800% due 12/15/2023 (a)	111	113
6.500% due 01/15/2024	90	98
6.800% due 02/15/2024	1,635	1,672
1.762% due 03/15/2024	250	250
6.500% due 03/15/2024	1,792	1,886
6.250% due 07/15/2024	592	594
8.500% due 03/15/2025	1,787	1,896
7.000% due 01/01/2026	78	82
1.630% due 02/15/2026 (a)	44,529	44,585
6.000% due 08/15/2026	3,900	3,990
1.762% due 09/15/2026 (a)	2,337	2,344
6.000% due 09/15/2026	7,747	8,055
6.250% due 11/15/2026	2,200	2,260
6.500% due 06/15/2027	2,903	3,080
1.780% due 02/15/2028 (a)	1,551	1,553
6.250% due 03/15/2028	$4,800	$5,078
6.500% due 04/15/2028	7,501	7,987
6.000% due 06/15/2028	1,863	1,899
6.500% due 06/15/2028	7,483	7,993
6.500% due 08/15/2028	3,769	4,002
6.000% due 11/25/2028	1,084	1,123
6.000% due 12/15/2028	10,448	11,023
6.250% due 12/15/2028	2,357	2,522
6.000% due 01/15/2029	3,850	3,969
6.500% due 01/15/2029	500	541
6.500% due 03/15/2029 (a)	5,200	5,551
6.500% due 04/15/2029	1,289	1,367
6.500% due 07/01/2029	1,195	1,248
1.630% due 12/15/2029 (a)	2,168	2,160
7.500% due 01/15/2030	2,534	2,796
7.500% due 02/01/2030	67	72
1.480% due 03/15/2031 (a)	3,261	3,243
6.000% due 03/15/2031	23,357	24,057
6.500% due 05/15/2031	2,252	2,396
6.500% due 07/15/2031	4,456	4,717
7.000% due 09/17/2031	2,830	3,137
1.730% due 12/15/2031 (a)	2,341	2,353
6.000% due 12/15/2031	14,010	14,118
1.780% due 03/15/2032 (a)	53	53
1.830% due 03/15/2032 (a)	99	99
4.270% due 08/15/2032 (a)	5,839	5,803
6.500% due 08/15/2032	3,323	3,564
GE Capital Mortgage Services, Inc.
6.250% due 07/25/2029	959	971
General Electric Capital Mortgage Services, Inc.
6.000% due 01/25/2009	1,754	1,791
6.250% due 04/25/2014	2,735	2,817
6.500% due 09/25/2023	1,000	1,004
6.500% due 11/25/2023	2,261	2,260
6.500% due 02/25/2024	4,124	4,205
6.500% due 03/25/2024	6,391	6,456
6.750% due 03/25/2028	536	543
6.500% due 05/25/2029	5,800	5,967
German American Capital Corp.
7.000% due 08/12/2010 (a)	8,809	9,848
GMAC Commercial Mortgage Corp.
2.007% due 09/20/2004 (a)	275	274
1.810% due 09/20/2012 (a)	275	275
GMAC Commercial Mortgage Securities, Inc.
1.816% due 09/09/2015 (a)	1,500	1,440
7.151% due 12/15/2016 (a)	9,241	9,459
6.570% due 09/15/2033	1,232	1,344
6.420% due 05/15/2035	3,234	3,644
Golden Mortgage Loan
7.875% due 02/25/2031	2,695	2,725
Government Lease Trust
6.390% due 05/18/2007	4,300	4,745
4.000% due 05/18/2011	5,400	5,135
6.480% due 05/18/2011	12,000	13,522
Government National Mortgage Association
8.000% due 12/20/2014	2,704	2,753
1.830% due 12/16/2025 (a)	4,747	4,773
6.500% due 05/20/2028	1,368	1,456
6.500% due 06/20/2028	5,000	5,337
6.500% due 09/20/2028	4,686	5,068
7.000% due 02/16/2029	3,000	3,279
6.250% due 03/16/2029	5,000	5,339
6.500% due 03/20/2029 (a)	2,400	2,566
6.000% due 05/20/2029	4,551	4,778
7.500% due 08/20/2029	5,229	5,687
8.000% due 11/16/2029	3,913	4,556
8.000% due 01/16/2030	2,574	2,915
1.780% due 02/16/2030 (a)	4,192	4,220
7.500% due 02/20/2030	6,275	6,754
8.000% due 03/20/2030	2,000	2,143
2.290% due 10/16/2030 (a)	732	735
1.580% due 01/16/2031 (a)	502	504

See accompanying notes I 3.31.03 I Annual Report	45

Schedule of Investments (Cont.)

Mortgage Portfolio

March 31, 2003

	Principal Amount (000s)	Value (000s)

1.680% due 06/16/2031 (a)	$5,856	$5,873
1.480% due 02/16/2032 (a)	1,338	1,337
6.500% due 05/16/2032	4,222	4,452
6.500% due 06/01/2032	997	1,053
1.633% due 06/20/2032 (a)	6,998	7,009
6.500% due 06/20/2032	5,039	5,295
6.500% due 07/20/2032	1,305	1,385
6.750% due 10/16/2040	5,602	6,127
6.923% due 03/16/2041	3,646	3,996
GS Mortgage Securities Corp.
6.526% due 08/15/2011 (a)	10,400	11,590
6.624% due 05/03/2018	14,400	15,949
6.044% due 08/15/2018	11,638	12,757
GSR Mortgage Loan Trust
1.805% due 07/25/2032 (a)	10,950	10,966
GSRPM Mortgage Loan Trust
1.705% due 11/25/2031 (a)	38,742	38,742
Guardian Savings & Loan Association
7.678% due 07/25/2019 (a)	16	16
G-Wing Ltd.
2.731% due 11/06/2003 (a)	1,558	1,558
3.981% due 05/06/2004 (a)	10,300	10,151
Headlands Mortgage Securities, Inc.
7.155% due 12/25/2012 (a)	117	118
Hilton Hotel Pool Trust
7.055% due 01/03/2010	14,220	15,843
1.737% due 10/03/2010 (a)	40,000	40,000
1.837% due 10/03/2010 (a)	23,000	23,000
Holmes Financing PLC
2.575% due 07/15/2040 (a)	10,000	9,976
2.675% due 07/15/2040 (a)	11,750	11,633
Homeside Mortgage Securities Trust
1.560% due 01/20/2027 (a)	170	169
Host Marriott Pool Trust
7.970% due 08/03/2009	16,990	19,036
Housing Securities, Inc.
6.500% due 07/25/2009	163	167
IMPAC CMB Trust
1.655% due 06/25/2031 (a)	6,030	6,042
1.700% due 11/25/2031 (a)	1,471	1,472
1.965% due 11/25/2031 (a)	6,263	6,236
0.570% due 12/25/2031 (a)	16,851	16,928
1.717% due 03/25/2033 (a)	54,926	54,926
Indymac Adjustable Rate Mortgage Trust
6.448% due 01/25/2032 (a)	753	760
J.P. Morgan Commercial Mortgage Finance Corp.
1.560% due 04/15/2010 (a)	206	206
LB-UBS Commercial Mortgage Trust
5.401% due 03/15/2026	335	357
6.133% due 12/15/2030	470	523
Long Beach Commercial Conduit Mortgage Trust
6.480% due 01/18/2008	150	169
Long Beach Mortgage Loan Trust
8.396% due 01/20/2017 (a)	6,452	7,054
LTC Commercial Mortgage
6.029% due 05/28/2030	4,316	4,562
Mellon Residential Funding Corp.
2.160% due 11/15/2031 (a)	1,000	1,027
Merrill Lynch Mortgage Investors, Inc.
6.589% due 06/15/2021 (a)	649	709
7.122% due 12/26/2025	259	270
6.220% due 02/15/2030	757	777
5.650% due 12/15/2030	753	792
6.000% due 03/25/2031 (a)	1,885	1,884
1.625% due 05/25/2033 (a)	20,666	20,657
Mesa Trust Asset-Backed Certificates
3.550% due 02/18/2033 (a)	7,000	7,000
Morgan Stanley Capital I
5.990% due 03/15/2005	115	117
7.460% due 02/15/2020	1,859	1,867
10.137% due 08/15/2023	410	413
7.384% due 11/15/2028	687	707
6.860% due 07/15/2029 (a)	$97	$97
6.190% due 03/15/2030	2,777	2,955
Morgan Stanley Dean Witter Capital I
4.570% due 12/18/2032	686	718
Mortgage Capital Funding, Inc.
6.663% due 03/18/2030	4,935	5,574
NationsBanc Montgomery Funding Corp.
6.500% due 07/25/2028	3,000	3,100
Nationslink Funding Corp.
1.675% due 11/10/2030 (a)	1,391	1,395
6.654% due 11/10/2030	30,500	33,026
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030	1,374	1,470
Norwest Asset Securities Corp.
6.250% due 06/25/2014	3,041	3,133
6.250% due 12/25/2028	4,531	4,588
6.250% due 05/25/2029	500	514
6.000% due 07/25/2029	5,600	5,727
6.500% due 10/25/2029	5,768	5,937
7.000% due 11/25/2029	4,818	4,892
7.250% due 02/25/2030	2,755	2,797
Norwest Integrated Structured Assets, Inc.
7.000% due 06/25/2028	5,286	5,403
Paine Webber Mortgage Acceptance Corp.
6.750% due 04/25/2024	108	107
PHH Mortgage Services Corp.
7.177% due 11/18/2027 (a)	1,612	1,690
PNC Mortgage Acceptance Corp.
7.520% due 07/15/2008	886	1,000
PNC Mortgage Securities Corp.
7.000% due 12/25/2027	1,262	1,274
6.750% due 10/25/2028	7,061	7,276
6.750% due 04/25/2029	4,518	4,626
7.250% due 10/25/2029	2,438	2,492
1.955% due 12/25/2030 (a)	5,961	5,979
7.480% due 05/25/2040 (a)	39	39
Prudential Home Mortgage Securities
7.000% due 01/25/2008	862	861
6.500% due 07/25/2008	4,296	4,306
7.500% due 02/25/2023	3,055	3,052
6.750% due 11/25/2023	268	268
6.750% due 02/25/2024	54	55
6.800% due 05/25/2024	4,573	4,853
Prudential Securities Secured Financing Corp.
6.074% due 01/15/2008 (a)	3,380	3,645
Resecuritization Mortgage Trust
6.750% due 06/19/2028	2,865	3,021
6.500% due 04/19/2029	2,771	2,811
Residential Accredit Loans, Inc.
7.250% due 06/25/2027 (a)	988	996
6.750% due 06/25/2029	3,000	3,096
7.750% due 10/25/2029	362	365
Residential Asset Securitization Trust
6.500% due 09/25/2014 (a)	1,875	1,930
6.250% due 11/25/2028	2,870	2,904
8.000% due 05/25/2030	677	677
7.130% due 07/25/2031	5,000	5,360
Residential Funding Mortgage Securities
7.250% due 01/25/2031	2,118	2,134
Residential Funding Mortgage Securities I, Inc.
6.500% due 12/25/2012	4,554	4,576
6.500% due 04/25/2013	645	657
6.250% due 03/25/2014	813	846
6.500% due 12/25/2023	7,936	8,149
7.000% due 03/25/2026	1,710	1,733
7.000% due 10/25/2027 (a)	1,372	1,372
7.000% due 11/25/2027	1,856	1,854
7.000% due 12/25/2027	2,026	2,033
6.750% due 03/25/2028	1,684	1,705
6.750% due 06/25/2028	3,700	3,765
6.750% due 08/25/2028	3,000	3,062
6.250% due 11/25/2028	6,000	6,135
6.500% due 01/25/2029	$1,000	$1,027
6.500% due 03/25/2029	8,171	8,367
6.500% due 04/25/2029	7,600	7,823
6.500% due 05/25/2029	1,191	1,216
7.500% due 12/25/2030	305	304
6.316% due 06/25/2031 (a)	1,237	1,236
5.654% due 09/25/2032 (a)	21,149	21,507
Residential Mortgage Securities
1.700% due 02/09/2028 (a)	13,108	13,108
Resolution Trust Corp.
7.141% due 05/25/2029 (a)	725	724
RMF Commercial Mortgage Securities, Inc.
6.751% due 01/15/2019 (a)	4,185	4,405
7.100% due 11/28/2027 (a)	734	732
Saco I, Inc.
1.786% due 09/25/2032	40,545	40,513
1.735% due 09/25/2040 (a)	1,609	1,609
Salomon Brothers Mortgage Securities VII, Inc.
4.523% due 11/25/2022 (a)	118	117
1.685% due 04/25/2029 (a)	1,027	1,029
2.605% due 05/25/2029 (a)	6,318	6,340
1.605% due 06/25/2029 (a)	117	116
7.612% due 12/25/2030 (a)	6	6
1.935% due 06/25/2032 (a)	2,166	2,166
Security National Mortgage Loan Trust
3.070% due 12/25/2010	17,504	17,423
Security Pacific National Bank
6.749% due 09/25/2019 (a)	336	335
Sequoia Mortgage Trust
1.663% due 10/20/2027 (a)	34,826	34,938
1.624% due 06/20/2032 (a)	1,915	1,911
1.583% due 08/20/2032 (a)	3,756	3,607
Shearson Lehman Securities
4.784% due 10/01/2018 (a)	2,226	2,241
SLH Mortgage Trust
9.600% due 03/25/2021	38	38
Small Business Administration Participation Certificates
4.750% due 10/01/2022	5,000	5,041
Starwood Commercial Mortgage Trust
6.920% due 02/03/2009 (a)	1,000	1,087
Structured Asset Mortgage Investments, Inc.
8.000% due 10/25/2007	424	438
5.060% due 05/25/2022 (a)	6,727	6,367
6.911% due 06/25/2028 (a)	1,921	1,996
7.000% due 07/28/2028	1,055	1,059
6.503% due 06/25/2029 (a)	917	926
7.121% due 02/25/2030 (a)	1,343	1,358
1.791% due 07/19/2032 (a)	6,930	6,930
1.611% due 09/19/2032 (a)	64,024	63,781
1.791% due 09/19/2032 (a)	9,900	9,874
Structured Asset Notes Transactions Ltd.
6.650% due 08/30/2005 (a)	534	505
Structured Asset Securities Corp.
7.500% due 07/25/2016	584	606
1.605% due 10/25/2027 (a)	3,690	3,552
7.000% due 12/25/2027 (a)	1,069	1,091
7.750% due 02/25/2028	849	864
6.750% due 07/25/2029	1,895	1,923
1.785% due 03/25/2031 (a)	4,696	4,734
1.755% due 05/25/2031 (a)	311	311
7.000% due 11/25/2031	8,661	8,922
6.250% due 01/25/2032	20,242	20,805
1.805% due 07/25/2032 (a)	4,617	4,625
1.955% due 08/25/2032 (a)	8,244	8,244
6.375% due 08/25/2032	21,227	21,971
2.355% due 01/25/2033 (a)	7,000	6,827
Union Planters Mortgage Finance Corp.
6.600% due 01/25/2028	2,427	2,446
Vendee Mortgage Trust
6.500% due 03/15/2029	2,500	2,615
Washington Mutual Loan Trust
6.013% due 10/19/2039 (a)	6,800	6,810

46	Annual Report I 3.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

6.601% due 10/19/2039 (a)	$12,062	$12,229
3.502% due 12/25/2040 (a)	3,813	3,842
4.460% due 01/25/2041 (a)	316	314
Washington Mutual Mortgage Securities Corp.
6.350% due 11/25/2030 (a)	8,645	8,909
6.010% due 01/25/2031 (a)	11,014	11,102
7.250% due 07/25/2031	9,128	9,448
5.480% due 08/25/2032 (a)	24,508	25,195
6.500% due 10/25/2032	26,479	26,880
Washington Mutual, Inc.
6.398% due 10/19/2039	12,866	12,893
6.601% due 10/19/2039 (a)	1,930	1,951
Wells Fargo Mortgage-Backed Securities Trust
6.500% due 12/25/2031	4,180	4,255
4.944% due 09/25/2032 (a)	26,808	27,067

		2,559,346

Fannie Mae 22.5%
3.000% due 08/01/2008	17,611	17,146
3.402% due 09/01/2040-12/01/2040 (a)(c)	2,446	2,491
3.620% due 07/01/2017-11/01/2017 (a)(c)	39	40
3.625% due 10/01/2016-10/01/2031 (a)(c)	903	922
3.687% due 09/01/2017 (a)	731	737
3.780% due 03/01/2017 (a)	7	7
3.787% due 10/01/2023-09/01/2026 (a)(c)	264	270
3.802% due 02/01/2017 (a)	746	768
3.810% due 08/01/2026 (a)	122	125
3.812% due 07/01/2027 (a)	140	143
3.832% due 03/01/2026 (a)	127	130
3.958% due 11/01/2015 (a)	32	33
4.000% due 02/01/2017-08/01/2023 (a)(c)	193	197
4.031% due 08/01/2029 (a)	338	344
4.052% due 05/01/2019 (a)	768	780
4.085% due 09/01/2027 (a)	19	20
4.086% due 05/01/2036 (a)	15,709	16,070
4.108% due 02/01/2026 (a)	67	68
4.130% due 06/01/2023-11/01/2023 (a)(c)	236	242
4.136% due 04/01/2019 (a)	271	275
4.180% due 12/01/2017 (a)	490	496
4.201% due 12/01/2024 (a)	232	241
4.250% due 12/01/2022-03/01/2028 (a)(c)	130	134
4.265% due 11/01/2025 (a)	455	471
4.274% due 06/01/2019 (a)	31	32
4.284% due 06/01/2029 (a)	80	81
4.290% due 12/01/2026 (a)	49	51
4.303% due 07/01/2024 (a)	179	186
4.333% due 05/01/2036 (a)	149	152
4.347% due 03/01/2019-02/01/2027 (a)(c)	498	517
4.360% due 05/01/2029 (a)	211	218
4.362% due 03/01/2018 (a)	36	37
4.379% due 03/01/2025 (a)	104	108
4.383% due 02/01/2025 (a)	493	502
4.389% due 11/01/2023 (a)	42	43
4.390% due 05/01/2036 (a)	330	337
4.402% due 03/01/2024 (a)	100	103
4.427% due 05/01/2027 (a)	1,006	1,040
4.431% due 11/01/2023 (a)	89	92
4.443% due 05/01/2036 (a)	108	110
4.456% due 08/01/2024 (a)	19	19
4.472% due 09/01/2030 (a)	319	331
4.477% due 04/01/2030 (a)	1,310	1,349
4.500% due 12/01/2023-06/01/2025 (a)(c)	719	751
4.507% due 02/01/2015 (a)	173	176
4.510% due 10/01/2028 (a)	465	474
4.540% due 01/01/2028 (a)	$67	$68
4.571% due 11/01/2017 (a)	35	36
4.595% due 02/01/2024 (a)	150	155
4.605% due 06/01/2019 (a)	25	26
4.670% due 11/01/2025 (a)	508	521
4.691% due 04/01/2030 (a)	248	257
4.700% due 04/01/2032 (a)	149	153
4.715% due 05/01/2026 (a)	131	137
4.760% due 01/01/2029 (a)	76	78
4.775% due 08/01/2018 (a)	72	74
4.825% due 04/01/2025 (a)	220	227
4.856% due 04/01/2030 (a)	197	205
4.902% due 05/01/2019	53	54
4.955% due 09/01/2023	202	209
4.972% due 07/01/2024 (a)	72	74
4.996% due 01/01/2024 (a)	48	49
5.000% due 01/01/2014-10/01/2024 (c)	627,474	642,292
5.065% due 04/01/2024 (a)	4	4
5.125% due 06/01/2017 (a)	151	155
5.138% due 06/01/2029 (a)	251	262
5.230% due 10/01/2016 (a)	205	216
5.260% due 02/01/2032 (a)	24,079	24,593
5.500% due 03/01/2017-05/14/2033 (c)	615,738	626,478
5.512% due 09/01/2020 (a)	107	110
5.649% due 02/01/2026 (a)	210	216
5.750% due 07/01/2029 (a)	16	17
5.766% due 09/01/2028 (a)	156	162
5.794% due 11/01/2024 (a)	11	11
5.800% due 11/01/2011	1,970	2,193
5.875% due 06/01/2017	14	15
5.937% due 11/01/2011	4,931	5,456
6.000% due 04/01/2004-03/01/2032 (c)	8,251	8,620
6.130% due 08/01/2005	2,888	3,083
6.154% due 02/01/2030 (a)	2,862	2,979
6.160% due 05/01/2008	984	1,067
6.230% due 08/01/2029 (a)	121	126
6.262% due 02/01/2009	18,911	20,608
6.263% due 05/01/2031 (a)	584	605
6.344% due 05/01/2028 (a)	117	121
6.410% due 08/01/2016	1,043	1,181
6.450% due 05/01/2008-09/01/2016 (c)	6,642	7,498
6.500% due 12/01/2003-05/14/2033 (c)	30,635	31,968
6.540% due 06/01/2026 (a)	45	46
6.632% due 11/01/2026 (a)	121	126
6.645% due 01/01/2007	560	621
6.685% due 01/01/2027 (a)	358	373
6.703% due 08/01/2028	1,522	1,684
6.750% due 11/01/2007	21	22
6.810% due 08/01/2004	493	512
6.837% due 02/01/2018 (a)	822	874
6.900% due 09/01/2009	1,061	1,222
6.982% due 06/01/2007	1,078	1,201
6.985% due 12/01/2029 (a)	17	18
6.988% due 08/01/2030 (a)	825	857
6.991% due 01/01/2030 (a)	2,580	2,677
7.000% due 04/01/2003-
02/01/2032 (a)(c)	10,062	10,637
7.040% due 03/01/2007	211	237
7.052% due 08/01/2009	2,712	3,102
7.084% due 11/01/2026 (a)	252	260
7.125% due 09/01/2027 (a)	165	174
7.235% due 10/01/2003	229	230
7.250% due 02/01/2009-10/01/2011 (c)	130	136
7.382% due 03/01/2030 (a)	2,945	3,074
7.383% due 05/01/2030 (a)	3,833	4,010
7.400% due 10/01/2006	1,871	2,106
7.491% due 08/01/2014 (a)	$49	$51
7.500% due 12/01/2012-01/01/2032 (c)	7,144	7,650
7.530% due 01/01/2009	1,323	1,541
7.730% due 01/01/2025	3,934	4,297
7.750% due 02/01/2008	67	69
8.000% due 07/01/2007-08/01/2030 (c)	284	303
8.500% due 04/01/2008-11/01/2017 (c)	1,262	1,364
9.000% due 03/01/2010-06/01/2027 (c)	1,819	2,013
9.250% due 05/01/2010	60	64
9.500% due 11/01/2010-04/01/2025 (c)	331	367
10.000% due 04/01/2020	128	147
15.500% due 10/01/2012	4	5
15.750% due 12/01/2011	2	2
6.096% due 05/01/2032 (a)	31,284	32,478

		1,515,768

Federal Housing Administration 1.4%
6.875% due 12/01/2016	581	620
6.896% due 07/01/2020	576	616
7.350% due 01/01/2031	3,579	3,853
7.400% due 02/01/2019-02/01/2021 (c)	2,701	2,893
7.430% due 07/01/2018-07/01/2025 (a)(c)	57,467	61,602
7.450% due 05/01/2021	238	256
7.500% due 12/01/2030-09/01/2034 (c)	2,077	2,233
7.590% due 12/01/2017	3,627	3,915
7.625% due 12/01/2016	102	110
7.630% due 09/01/2039-05/01/2040 (c)	9,583	10,655
7.750% due 05/01/2028	922	1,026
8.530% due 02/01/2039	3,043	3,406
8.875% due 06/01/2035	5,840	6,497

		97,682

Freddie Mac 7.9%
3.250% due 02/01/2017 (a)	12	13
3.625% due 09/01/2018 (a)	956	974
3.829% due 04/01/2025 (a)	185	190
3.843% due 01/01/2028 (a)	593	611
3.914% due 11/01/2027 (a)	158	164
3.960% due 07/01/2030 (a)	1,058	1,073
4.037% due 08/01/2018-10/01/2023 (a)(c)	5,973	6,050
4.051% due 11/01/2028 (a)	207	214
4.187% due 11/01/2027 (a)	742	764
4.247% due 08/01/2027 (a)	197	205
4.250% due 05/01/2023-10/01/2024 (a)(c)	429	445
4.257% due 05/01/2025 (a)	224	230
4.265% due 10/01/2018 (a)	52	53
4.324% due 09/01/2028 (a)	321	332
4.327% due 07/01/2019 (a)	621	634
4.372% due 10/01/2023 (a)	371	387
4.375% due 03/01/2017-12/01/2018 (a)(c)	66	67
4.383% due 03/01/2027 (a)	170	177
4.387% due 10/01/2024 (a)	501	522
4.406% due 06/01/2022 (a)	92	94
4.452% due 09/01/2026 (a)	1,221	1,274
4.456% due 06/01/2024 (a)	166	173
4.460% due 09/01/2025 (a)	113	118
4.495% due 12/01/2029 (a)	3,205	3,301
4.497% due 02/01/2027 (a)	1,515	1,585
4.516% due 12/01/2023 (a)	4	4
4.575% due 05/01/2019 (a)	60	62
4.605% due 08/01/2030 (a)	119	123

See accompanying notes I 3.31.03 I Annual Report	47

Schedule of Investments (Cont.)

Mortgage Portfolio

March 31, 2003

	Principal Amount (000s)	Value (000s)

4.606% due 01/01/2028 (a)	$14,127	$14,578
4.652% due 07/01/2027 (a)	736	756
4.675% due 11/01/2029 (a)	9,458	9,842
4.705% due 07/01/2028 (a)	4,842	5,006
4.750% due 04/01/2018-04/01/2019 (a)(c)	156	160
4.758% due 07/01/2019	50	51
4.781% due 09/01/2024 (a)	166	172
4.830% due 06/01/2022 (a)	27	28
4.875% due 07/01/2019 (a)	147	150
5.015% due 02/01/2031 (a)	142	147
5.017% due 01/01/2029 (a)	243	248
5.140% due 04/01/2027 (a)	184	189
5.250% due 07/01/2018 (a)	74	75
5.418% due 02/01/2029 (a)	1,741	1,807
5.500% due 05/01/2018-05/14/2033 (a)(c)	282,510	288,116
5.625% due 01/01/2017 (a)	36	36
5.871% due 05/01/2032 (a)	32,516	33,957
5.923% due 03/01/2032 (a)	2,986	3,110
5.972% due 04/01/2030 (a)	236	244
6.000% due 09/01/2006-05/14/2033 (c)	125,038	129,256
6.036% due 07/01/2029 (a)	2,009	2,099
6.125% due 09/01/2018 (a)	93	97
6.220% due 05/01/2032 (a)	2,564	2,673
6.238% due 04/01/2031 (a)	101	105
6.500% due 03/01/2005-05/01/2032 (c)	8,580	8,972
6.560% due 09/01/2027 (a)	607	637
6.607% due 09/01/2018 (a)	50	52
6.775% due 11/01/2003	23	23
6.844% due 03/01/2029 (a)	504	527
6.899% due 10/01/2027 (a)	372	390
6.973% due 12/01/2026 (a)	227	236
7.000% due 09/01/2006-10/01/2029 (c)	128	135
7.072% due 09/01/2027 (a)	539	565
7.450% due 03/25/2022	561	603
7.500% due 07/01/2009-07/01/2031 (c)	2,432	2,598
7.645% due 05/01/2025	1,441	1,686
8.000% due 05/01/2008-09/01/2030 (c)	667	722
8.250% due 06/01/2008-12/01/2008 (c)	156	166
8.500% due 07/01/2008-08/01/2027 (c)	699	754
9.500% due 07/01/2004-06/01/2021 (c)	160	174
10.000% due 07/01/2005-12/01/2005 (c)	51	54
10.250% due 05/01/2009	1	1
10.750% due 09/01/2009-05/01/2010 (c)	6	7

		531,043

Government National Mortgage Association 27.7%
4.000% due 10/20/2028-11/20/2028 (a)(c)	986	1,015
4.250% due 04/20/2029-02/20/2031 (a)(c)	8,806	8,974
4.500% due 05/20/2028-02/20/2031 (a)(c)	66,134	67,624
5.000% due 04/20/2028-07/20/2030 (a)(c)	27,815	28,604
5.250% due 01/20/2028-11/20/2030 (a)(c)	12,605	12,875
5.375% due 04/20/2017- 05/20/2028 (a)(c)	47,806	48,980
5.380% due 06/20/2023 (a)	334	343
5.500% due 08/20/2027-05/21/2033 (a)(c)	$465,049	$475,954
5.625% due 10/20/2018-12/20/2027 (a)(c)	29,630	30,383
5.630% due 12/20/2022 (a)	288	295
5.750% due 08/20/2017-09/20/2027 (a)(c)	18,531	19,053
5.875% due 04/20/2019 (a)	89	91
6.000% due 12/15/2008-04/23/2033 (c)	129,068	134,816
6.125% due 11/20/2020 (a)	14	15
6.500% due 05/15/2009-04/23/2033 (a)(c)	965,358	1,013,865
7.000% due 09/15/2012	1,033	1,112
7.500% due 12/15/2022-11/15/2031 (c)	1,817	1,946
7.750% due 10/15/2025-11/15/2025 (c)	84	92
8.000% due 12/15/2003-09/20/2031 (c)	6,528	7,052
8.250% due 07/15/2008	82	89
8.500% due 06/15/2017-03/20/2031 (c)	12,004	13,032
9.000% due 09/15/2006-08/20/2030 (c)	2,185	2,397
9.500% due 09/15/2009-12/15/2021 (c)	571	643
11.000% due 07/15/2010	17	19

		1,869,269

Stripped Mortgage-Backed Securities 0.4%
Ameriquest Mortgage Securities, Inc. (IO)
6.500% due 05/25/2004	10,000	314
Bear Stearns Asset-Backed Securities, Inc. (IO)
5.000% due 10/25/2032	22,000	1,842
CDC Mortgage Capital Trust (IO)
5.250% due 08/25/2032	17,355	1,258
Chase Mortgage Finance Corp. (PO)
0.000% due 01/25/2030	3	3
CMC Securities Corp. (IO)
6.750% due 11/25/2028	1,205	26
Collateralized Mortgage Obligation Trust (PO)
0.000% due 09/23/2017	21	19
Conseco Finance Corp. (IO)
7.500% due 08/15/2033	21,700	1,745
Credit-Based Asset Servicing & Securitization LLC (IO)
2.000% due 12/15/2039	43,000	40
CS First Boston Mortgage Securities Corp. (IO)
7.000% due 08/25/2004	3,715	148
Fannie Mae (IO)
5.250% due 04/15/2005	12,653	935
5.250% due 05/25/2005	40,143	2,884
6.500% due 06/25/2008	137	10
6.500% due 09/25/2008	52	6
6.500% due 09/25/2021	145	4
6.500% due 03/25/2022	859	36
7.000% due 04/25/2008	494	40
7.000% due 07/25/2008	711	70
9.000% due 05/25/2022	137	28
9.000% due 06/25/2022	120	24
510.000% due 09/25/2019	3	32
758.500% due 03/25/2021	3	12
839.670% due 08/25/2020	1	10
Fannie Mae (PO)
0.000% due 06/25/2008	1,094	1,047
0.000% due 08/25/2022	103	94
Freddie Mac (IO)
6.000% due 10/15/2007	20	0
6.500% due 10/15/2013	767	77
6.500% due 01/15/2023	630	61
6.740% due 12/15/2023 (a)	1,228	120
7.000% due 07/15/2008	7	1
7.000% due 08/15/2008	$103	$9
7.000% due 12/15/2021	231	5
7.000% due 06/15/2023	1,157	96
7.000% due 10/25/2023	605	50
7.500% due 08/15/2029	452	48
Freddie Mac (PO)
0.000% due 01/15/2009	813	781
Irwin Home Equity Loan Trust (IO)
10.000% due 03/25/2004	18,037	1,605
Kidder Peabody Mortgage Assets Trust (IO)
9.500% due 04/22/2018	338	87
Long Beach Mortgage Loan Trust (IO)
4.000% due 06/25/2033	70,030	3,839
Merrill Lynch Mortgage Investors, Inc. (IO)
0.687% due 04/25/2028 (a)	18,425	393
1.916% due 07/12/2034	88,835	6,746
Merrill Lynch Trust (IO)
1186.600% due 09/20/2020	1	17
Mesa Trust Asset-Backed Certificates (IO)
5.000% due 08/18/2004	41,400	1,870
PNC Mortgage Securities Corp. (IO)
6.750% due 09/25/2028	1,271	59
Residential Funding Mortgage Securities, Inc. (IO)
7.000% due 09/25/2023	135	5
10.000% due 09/25/2003	10,600	430

		26,926

Total Mortgage-Backed Securities (Cost $6,503,080)		6,600,034

ASSET-BACKED SECURITIES 31.4%
Aames Mortgage Trust
1.730% due 03/15/2028 (a)	4,037	4,037
1.680% due 07/15/2029 (a)	1,824	1,828
1.730% due 10/15/2029 (a)	361	361
ABSC Long Beach Home Equity Loan Trust
2.400% due 06/21/2030 (a)	14,287	14,117
1.900% due 07/21/2030 (a)	23,700	23,703
1.560% due 08/21/2030 (a)	2,422	2,422
Access Financial Manufactured Housing Contract Trust
7.650% due 05/15/2021	1,500	901
Ace Securities Corp.
1.656% due 11/25/2028 (a)	136	136
1.655% due 08/25/2030 (a)	461	461
Ace Securities Corp. (IO)
5.500% due 08/25/2032	33,650	1,344
Advanta Business Card Master Trust
1.983% due 04/20/2008 (a)	10,000	10,013
Advanta Equipment Receivables
7.560% due 02/15/2007	178	180
Advanta Mortgage Loan Trust
7.760% due 05/25/2018	1,205	1,232
2.255% due 05/25/2027 (a)	902	871
1.680% due 11/25/2029 (a)	405	404
Advanta Revolving Home Equity Loan Trust
1.555% due 02/25/2025 (a)	373	373
Aerco Ltd.
2.240% due 07/15/2025 (a)	3,284	3,252
AFC Home Equity Loan Trust
1.715% due 06/24/2029 (a)	3,517	3,523
1.855% due 09/25/2029 (a)	315	315
Aircraft Finance Trust
8.000% due 05/15/2024	839	212
Alliance Laundry Equipment Receivables Trust
1.680% due 05/15/2009 (a)	4,994	5,001
American Business Financial Services
4.230% due 06/15/2033	19,200	19,485
6.285% due 06/15/2033 (a)	2,000	2,097

48	Annual Report I 3.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

American Business Financial Services (IO)
7.000% due 03/15/2005	$58,905	$5,664
4.000% due 09/15/2005	35,000	2,486
American Residential Eagle Trust
1.655% due 04/25/2029 (a)	281	282
Ameriquest Mortgage Securities, Inc.
1.600% due 05/15/2030 (a)	15,000	15,022
1.575% due 08/25/2032 (a)	5,963	5,956
1.750% due 03/25/2033 (a)	28,141	28,189
Amortizing Residential Collateral Trust
1.595% due 07/25/2032 (a)	45,357	45,298
AMRESCO Residential Securities Corp. Mortgage Loan Trust
1.675% due 06/25/2027 (a)	4,574	4,564
1.635% due 06/25/2028 (a)	1,066	1,061
1.725% due 09/25/2028 (a)	8,742	8,609
1.775% due 06/25/2029 (a)	2,930	2,933
Asset-Backed Funding Certificates
3.538% due 03/25/2004	12,602	12,659
1.985% due 07/25/2033 (a)	2,000	1,988
Asset-Backed Securities Corp.
1.700% due 03/15/2032 (a)	10,772	10,790
Asset-Backed Securities Corp. (IO)
6.500% due 08/15/2032	17,343	1,375
Asset-Backed Securities Home Equity Corp.
1.540% due 06/15/2031 (a)	9,234	9,243
Bank One Heloc Trust
1.543% due 04/20/2020 (a)	2,244	2,239
BankBoston Home Equity Loan Trust
6.110% due 09/25/2013	305	309
Bayview Financial Acquisition Trust
1.732% due 02/25/2030 (a)	14,778	14,797
1.955% due 02/25/2030 (a)	9,764	9,728
1.695% due 07/25/2030 (a)	3,870	3,873
2.155% due 07/25/2030 (a)	3,204	3,193
1.975% due 08/25/2030 (a)	10,740	10,705
1.705% due 04/25/2031 (a)	702	701
1.585% due 07/25/2031 (a)	4,156	4,148
1.685% due 11/25/2031 (a)	2,461	2,459
Bear Stearns Asset-Backed Securities, Inc.
1.905% due 10/25/2032 (a)	8,006	8,039
2.087% due 11/25/2042 (a)	18,872	19,021
Bear Stearns Asset-Backed Securities, Inc. (IO)
8.000% due 05/25/2004 (a)	18,193	1,527
5.000% due 08/25/2005	17,000	1,875
Block Mortgage Finance, Inc.
1.485% due 08/25/2028 (a)	265	263
1.745% due 12/25/2028 (a)	538	530
Capital Asset Research Funding LP
6.400% due 12/15/2004	777	792
5.905% due 12/15/2005	1,624	1,618
Capital Auto Receivable Asset Trust
1.350% due 09/15/2005 (a)	3,250	3,253
Capital One Master Trust
2.030% due 08/16/2006 (a)	4,500	4,485
C-BASS Mortgage Loan Trust
1.645% due 12/15/2039 (a)	23,195	23,180
CDC Mortgage Capital Trust
1.645% due 01/25/2032 (a)	4,374	4,363
2.005% due 08/25/2032 (a)	4,342	4,363
1.595% due 01/25/2033 (a)	36,844	36,799
Centex Home Equity Loan Trust
2.910% due 12/25/2016	3,957	3,961
1.605% due 01/25/2032 (a)	2,559	2,559
2.155% due 01/25/2032 (a)	5,046	5,069
Champion Home Equity Loan Trust
6.710% due 09/25/2029	1,946	2,096
Chase Credit Card Owner Trust
1.670% due 06/15/2009 (a)	2,000	2,003
Chase Funding Loan Acquisition Trust
5.392% due 05/25/2028	205	213
1.545% due 04/25/2031 (a)	6,098	6,098
Chase Funding Mortgage Loan Asset-Backed Certificates
1.855% due 10/25/2030 (a)	$15,300	$15,335
CIT Group Home Equity Loan Trust
3.483% due 02/25/2017	1,686	1,687
1.955% due 12/25/2031 (a)	1,900	1,889
1.575% due 06/25/2033 (a)	13,952	13,956
Citibank Credit Card Master Trust (PO)
0.000% due 08/15/2006	1,625	1,591
Citifinancial Mortgage Securities, Inc.
1.605% due 09/25/2032	44,427	44,427
1.605% due 01/25/2033	28,621	28,621
CNH Equipment Trust
7.140% due 09/15/2007	318	327
CNL Funding
7.721% due 08/25/2009	18,918	20,943
Community Program Loan Trust
4.500% due 10/01/2018	2,338	2,393
Conseco Finance Corp.
10.550% due 09/15/2020	2,000	2,052
3.220% due 09/01/2023	15,540	15,590
8.410% due 12/15/2025	9,500	10,377
1.650% due 12/15/2029 (a)	221	220
2.030% due 03/15/2030 (a)	11,900	11,635
1.700% due 10/15/2030 (a)	594	593
7.350% due 10/15/2030	519	530
9.300% due 10/15/2030	2,000	2,126
1.780% due 02/15/2031 (a)	3,000	2,957
1.980% due 07/15/2031 (a)	18,000	17,290
8.480% due 12/01/2031	1,750	1,833
7.060% due 02/01/2032	175	175
8.200% due 02/01/2032	40,000	32,176
8.400% due 02/01/2032	7,000	3,931
10.210% due 02/01/2032	700	210
7.970% due 05/01/2032	7,700	7,619
8.310% due 05/01/2032	275	242
8.730% due 05/01/2032	15,500	10,085
8.500% due 05/01/2033	6,500	3,383
1.480% due 08/15/2033 (a)	27,884	27,906
2.780% due 08/15/2033 (a)	2,050	2,126
6.158% due 08/15/2033	2,400	2,407
Conseco Private Label Credit Card Master Note Trust
2.180% due 11/17/2008 (a)	12,500	11,805
1.560% due 12/15/2008 (a)	1,160	1,113
ContiMortgage Home Equity Loan Trust
5.870% due 09/15/2008	198	205
1.490% due 08/15/2028 (a)	107	107
1.530% due 09/15/2028 (a)	314	314
Countrywide Asset-Backed Certificates
1.575% due 09/25/2031 (a)	88	88
1.905% due 09/25/2031 (a)	9,125	9,126
1.565% due 05/25/2032 (a)	54,822	54,748
Credit-Based Asset Servicing & Securitization LLC
1.955% due 11/25/2033 (a)	11,379	11,447
Cross Country Master Credit Card Trust II
1.780% due 06/15/2006 (a)	661	662
CS First Boston Mortgage Securities Corp.
7.590% due 07/25/2026	4,178	4,334
2.350% due 12/15/2030 (a)	26,550	26,360
2.505% due 08/25/2031 (a)	1,071	1,078
1.645% due 02/25/2032 (a)	4,510	4,516
2.055% due 04/25/2032 (a)	15,600	15,512
1.495% due 06/25/2032 (a)	1,607	1,607
1.755% due 10/25/2032 (a)	17,435	17,468
Delta Funding Home Equity Loan Trust
1.690% due 09/15/2029 (a)	255	255
Denver Arena Trust
6.940% due 11/15/2019	13,302	13,944
Drive Auto Receivables Trust
6.672% due 07/15/2006	603	622
Duck Auto Grantor Trust
4.737% due 10/17/2005	2,611	2,638
DVI Receivables Corp.
5.723% due 04/11/2009	$1,906	$1,990
Embarcadero Aircraft Securitization Trust
1.760% due 08/15/2025 (a)	18,396	9,818
2.380% due 08/15/2025 (a)	9,100	91
EMC Mortgage Loan Trust
1.675% due 05/25/2040 (a)	6,502	6,502
EQCC Home Equity Loan Trust
1.440% due 10/15/2027 (a)	355	354
Equity One ABS, Inc.
1.545% due 11/25/2031 (a)	5,771	5,772
7.600% due 02/25/2032	6,000	6,727
1.455% due 11/25/2032 (a)	14,172	14,170
5.498% due 11/25/2032	18,000	18,566
FannieMae Grantor Trust
1.427% due 10/25/2021	12,736	12,736
FannieMae Whole Loan
8.200% due 04/25/2025	6,207	6,619
7.800% due 06/25/2026	1,057	1,131
6.372% due 08/25/2029	7,833	8,169
First Consumers Master Trust
5.800% due 12/15/2005	1,200	942
First International Bank
1.860% due 04/15/2026 (a)	1,445	1,084
1.830% due 03/15/2027 (a)	19,924	14,943
First Investors Auto Owner Trust
3.460% due 12/15/2008	18,474	17,748
First North American National Bank
1.600% due 07/17/2011 (a)	15,000	15,054
First Plus Home Loan Trust
7.170% due 05/10/2024	10,000	10,730
Fleet Credit Card Master Trust II
2.155% due 05/15/2008 (a)	29,500	29,288
FNF Funding X, LLC
6.530% due 07/20/2007	1,896	1,894
Freddie Mac
1.410% due 09/15/2026 (a)	351	348
1.445% due 09/25/2031 (a)	755	757
1.435% due 11/25/2032 (a)	19,062	19,047
General Electric Capital Mortgage Services, Inc.
7.200% due 04/25/2029	3,191	3,414
GMAC Mortgage Corp. Loan Trust
1.690% due 11/18/2025 (a)	3,017	3,021
1.545% due 01/25/2029 (a)	10,000	9,975
7.950% due 03/25/2030	1,052	1,144
Government Lease Trust
5.860% due 04/18/2003	50	50
Government National Mortgage Association
1.873% due 06/20/2032 (a)	5,000	4,989
7.930% due 06/20/2032	10,000	11,170
Green Tree Financial Corp.
6.240% due 11/01/2016	9,518	9,696
8.000% due 07/15/2018	3,087	2,928
6.600% due 01/15/2019	465	470
9.100% due 04/15/2020	3,278	3,317
7.400% due 06/15/2027	8,990	9,230
8.050% due 10/15/2027	1,462	1,508
7.550% due 01/15/2029	739	712
7.690% due 09/01/2030 (b)	9,500	2,856
7.060% due 02/01/2031	2,500	2,099
6.970% due 04/01/2031	4,603	4,669
Green Tree Home Equity Loan Trust
6.130% due 02/15/2019	2,801	2,861
7.180% due 07/15/2030	3,455	3,508
7.610% due 09/15/2030	6,632	7,160
Green Tree Home Improvement Loan Trust
1.450% due 08/15/2029 (a)	476	476
1.500% due 11/15/2029 (a)	109	109
Green Tree Recreational, Equipment, & Consumer Trust
6.550% due 07/15/2028	2,370	2,375
GRMT II Mortgage Loan Trust
1.533% due 06/20/2032 (a)	625	625

See accompanying notes I 3.31.03 I Annual Report	49

Schedule of Investments (Cont.)

Mortgage Portfolio

March 31, 2003

	Principal Amount (000s)	Value (000s)

GSAMP Trust
1.505% due 03/20/2033 (a)	$25,000	$26,438
Home Equity Mortgage Trust
3.155% due 11/25/2032 (a)	2,000	1,998
1.515% due 02/25/2033 (a)	2,741	2,742
Household Mortgage Loan Trust
1.583% due 05/20/2032 (a)	34,155	34,213
1.933% due 05/20/2032 (a)	20,098	20,099
IMC Home Equity Loan Trust
7.520% due 08/20/2028	234	244
6.880% due 11/20/2028	5,566	5,852
IMPAC Secured Assets CMN Owner Trust
7.770% due 07/25/2025 (a)	1,985	2,071
Indymac Home Equity Loan Asset-Backed Trust
1.975% due 12/25/2031 (a)	5,400	5,405
2.375% due 12/25/2031 (a)	9,925	9,821
8.980% due 12/25/2031	1,000	851
Indymac Manufactured Housing Contract
6.170% due 12/25/2011	886	886
Irwin Home Equity Loan Trust
1.675% due 02/25/2012 (a)	4,188	4,198
1.680% due 06/25/2021 (a)	380	380
2.205% due 06/25/2021 (a)	4,000	4,009
7.960% due 04/25/2026	7,000	7,774
2.205% due 02/25/2029 (a)	3,000	3,000
Irwin Home Equity Loan Trust (IO)
10.000% due 12/25/2004	31,204	4,984
Irwin Whole Loan Home Equity Trust
1.455% due 07/25/2014 (a)	5,669	5,672
Keycorp Student Loan Trust
2.083% due 08/27/2025 (a)	3,362	3,389
Long Beach Auto Receivables Trust
3.114% due 03/13/2005 (a)	1,231	1,233
Long Beach Mortgage Loan Trust
1.585% due 07/25/2032 (a)	44,676	44,609
1.740% due 03/25/2033 (a)	49,795	49,871
MBNA Master Credit Card Trust
6.350% due 11/15/2005	800	807
1.720% due 10/16/2006 (a)	1,500	1,498
Mellon Residential Funding Corp.
6.615% due 02/25/2021	45,435	48,751
Merit Securities Corp.
7.880% due 12/28/2033	4,000	3,931
Merrill Lynch Home Equity Loan
1.475% due 01/25/2007 (a)	1,830	1,831
Merrill Lynch Mortgage Investors, Inc.
1.535% due 07/25/2016 (a)	11,607	11,616
1.665% due 11/25/2033 (a)	34,671	34,725
8.231% due 02/25/2034	20,000	20,000
Mesa Trust Asset-Backed Certificates
1.705% due 12/25/2031 (a)	12,370	12,384
1.950% due 05/15/2033 (a)	4,801	4,801
2.450% due 05/15/2033 (a)	6,648	6,648
Mesa Trust Asset-Backed Certificates (IO)
10.000% due 12/15/2003 (a)	4,386	272
Metris Master Trust
3.183% due 11/20/2009 (a)	3,000	2,961
Metropolitan Asset Funding, Inc.
1.765% due 04/25/2029 (a)	644	641
Mid-State Trust
8.330% due 04/01/2030	29,853	32,844
7.340% due 07/01/2035	1,993	2,164
7.400% due 07/01/2035	85	92
7.790% due 07/01/2035	114	120
6.340% due 10/15/2036	3,502	3,715
7.791% due 03/15/2038	4,877	5,489
MLCC Mortgage Investors, Inc.
1.660% due 03/15/2025 (a)	1,406	1,407
Morgan Stanley Dean Witter Capital I
7.500% due 07/15/2010	22,569	24,913
1.635% due 07/25/2032 (a)	2,123	2,122
1.605% due 08/25/2032 (a)	8,045	8,040
New York City Tax Lien
8.110% due 11/10/2008	$2,804	$2,821
Nextcard Credit Card Master Note Trust
2.930% due 12/15/2006 (a)	5,300	1,060
Novastar Home Equity Loan
1.611% due 04/25/2028 (a)	2,058	2,054
Novastar Mortgage Fundng Trust
1.565% due 09/25/2031 (a)	5,351	5,350
NPF XII, Inc.
1.000% due 10/01/2003 (a)(d)	49,000	9,800
7.345% due 10/01/2003 (a)(d)	1,700	17
2.460% due 11/01/2003 (a)(d)	3,000	600
2.200% due 12/01/2003 (a)(d)	13,800	2,760
6.028% due 03/01/2004 (a)(d)	4,000	40
2.285% due 11/01/2004 (a)(d)	6,000	60
Oakwood Mortgage Investors, Inc.
7.500% due 01/15/2021	4,000	4,045
6.430% due 03/15/2031 (a)	81	81
Ocwen Mortgage Loan Trust
1.755% due 04/25/2029 (a)	1,381	1,382
1.615% due 10/25/2029 (a)	349	347
1.985% due 03/25/2031 (a)	2,934	2,951
Option One Mortgage Loan Trust
1.805% due 02/25/2029 (a)	1,110	1,113
1.685% due 12/26/2029 (a)	335	335
1.595% due 09/25/2030 (a)	118	118
1.605% due 01/25/2032 (a)	13,085	13,080
1.875% due 10/12/2032 (a)	27,625	27,625
1.586% due 10/25/2032 (a)	41,109	41,043
Origen Manufactured Housing
7.650% due 03/15/2032	13,200	13,843
Provident Bank Home Equity Loan Trust
7.180% due 04/25/2013	48	51
1.556% due 04/25/2029 (a)	347	345
Providian Gateway Master Trust
1.500% due 03/15/2007 (a)	4,000	4,002
Regions Auto Receivables Trust
1.940% due 11/15/2004	25,000	25,078
Renaissance Home Equity Loan Trust
1.465% due 06/25/2032 (a)	1,844	1,845
2.105% due 08/25/2032 (a)	3,000	3,000
Residential Asset Mortgage Products, Inc.
8.000% due 03/25/2030	684	738
8.360% due 06/25/2030	19,953	21,276
8.000% due 09/25/2030	24,150	26,700
Residential Asset Securities Corp.
5.810% due 09/25/2029	100	104
1.855% due 09/25/2031 (a)	21,000	21,023
1.605% due 06/25/2032 (a)	753	754
1.555% due 07/25/2032 (a)	49,076	48,970
Residential Funding Mortgage Securities II, Inc.
4.330% due 06/25/2011	839	841
5.940% due 09/25/2018	100	105
7.850% due 12/25/2024	7,000	7,660
8.110% due 02/25/2025	60	62
8.350% due 03/25/2025	1,000	1,146
Residential Funding Mortgage Securities II, Inc. (IO)
11.000% due 09/25/2005	3,000	676
Residential Mortgage Loan Trust
2.055% due 09/25/2029 (a)	2,648	2,668
Sallie Mae
1.817% due 04/25/2007 (a)	160	160
1.902% due 07/25/2016 (a)	17,907	18,017
Salomon Brothers Mortgage Securities VII, Inc.
6.930% due 08/25/2028	2,572	2,833
1.655% due 07/25/2029 (a)	39	39
1.705% due 09/25/2029 (a)	35	35
1.700% due 11/15/2029 (a)	140	139
2.780% due 11/15/2029 (a)	14,600	14,605
1.860% due 12/15/2029 (a)	2,000	2,002
1.645% due 02/25/2030 (a)	388	386
2.205% due 01/25/2032 (a)	5,209	5,235
Salomon Brothers Realty Corp.
4.740% due 02/15/2013	$2,000	$2,070
Saxon Asset Securities Trust
1.465% due 06/25/2017 (a)	8,246	8,251
Saxon Asset Securities Trust (IO)
5.250% due 05/25/2005	22,633	1,817
Sears Credit Account Master Trust
1.810% due 10/18/2011 (a)	30,500	29,558
SLM Student Loan Trust
1.779% due 10/27/2025 (a)	1,414	1,415
Specialty Underwriting & Residential Finance
1.645% due 01/25/2034 (a)	25,000	24,988
SVO Timeshare Mortgage Corp.
5.470% due 12/20/2006	595	623
TMI Home Loan Trust
7.560% due 06/25/2024	2,000	2,043
Triton Aviation Finance
4.280% due 06/15/2025 (a)	4,500	1,800
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	2,500	2,127
Union Acceptance Corp
7.540% due 10/10/2006	20,775	21,815
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013	3,933	3,971
Vanderbilt Mortgage Finance
7.905% due 02/07/2026	198	225
8.040% due 12/07/2030	1,023	1,018
Whole Auto Loan Trust
1.880% due 06/15/2005	10,500	10,539

Total Asset-Backed Securities (Cost $2,219,594)		2,118,860

PURCHASED PUT OPTIONS 0.0%
PNC Mortgage Securities Corp. (OTC)
7.430% due 05/25/2040
Strike @ 100.000 Exp. 04/01/2005	600	0

Total Purchased Put Options (Cost $0)		0

CONVERTIBLE BONDS & NOTES 0.3%
Industrials 0.3%
Nabors Industries Ltd.
0.000% due 06/20/2020	31,000	20,615

Total Convertible Bonds & Notes (Cost $21,162)		20,615

SHORT-TERM INSTRUMENTS 16.0%
Commercial Paper 15.5%
AT&T Corp.
3.720% due 04/18/2003	8,300	8,303
Fannie Mae
1.190% due 06/25/2003	200,000	199,426
Federal Home Loan Bank
1.179% due 04/21/2003	182,500	182,380
1.270% due 05/21/2003	5,000	4,992
Freddie Mac
1.230% due 05/29/2003	70,200	70,061
1.230% due 06/18/2003	139,000	138,632
1.230% due 06/20/2003	100,000	99,729
General Electric Capital Corp.
1.260% due 06/25/2003	70,300	70,098
Shell Finance
1.280% due 05/20/2003	250	250
UBS Finance, Inc.
1.390% due 04/01/2003	40,000	40,000
1.235% due 04/11/2003	232,800	232,720

		1,046,591

50	Annual Report I 3.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Repurchase Agreement 0.1%
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Freddie Mac 2.200% due 10/15/2004 valued at $5,104. Repurchase proceeds are $5,000.)	$5,000	$5,000

U.S. Treasury Bills 0.4%
1.146% due 05/08/2003-05/15/2003 (c)(e)	30,860	30,817

Total Short-Term Instruments (Cost $1,082,383)		1,082,408

Total Investments 147.1% (Cost $9,927,012)		$9,923,222
Other Assets and Liabilities (Net) (47.1%)		(3,175,818)

Net Assets 100.0%		$6,747,404

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Restricted security.

(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d)	Security is in default.

(e)	Securities with an aggregate market value of $110 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation

U.S. Treasury 10 Year Note (06/2003)—Long	22	$9

(f)	Short sales open at March 31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

Fannie Mae	5.500	05/19/2018	$65,000	$67,294	$66,838
Fannie Mae	6.000	05/14/2033	119,150	123,208	122,967
Fannie Mae	6.500	04/11/2033	31,000	32,337	32,395
Government National Mortgage Association	6.000	05/21/2033	567,000	589,858	588,019

				$812,697	$810,219

(g)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized Appreciation (Depreciation)

Receive floating rate based on 3-month LIBOR plus 0.500% and pay a fixed rate equal to 7.600%.
Counterparty: Lehman Brothers, Inc. Exp. 07/15/2003	$5,000	$(82)
Receive floating rate based on 3-month LIBOR plus 1.100% and pay a fixed rate equal to 2.500%.
Counterparty: Bear, Stearns & Co., Inc. Exp. 06/20/2003	20,321	(217)
Receive floating rate based on 3-month LIBOR and pay a fixed amount equal to $2,211.
Counterparty: Lehman Brothers, Inc. Exp. 10/01/2011	39,000	(448)
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Bank of America, N.A. Exp. 06/18/2008	457,500	(12,634)
Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 06/18/2005	218,200	2,859
Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: UBS Warburg LLC Exp. 06/18/2005	27,500	363

		$(10,159)

See accompanying notes I 3.31.03 I Annual Report	51

Schedule of Investments

Municipal Sector Portfolio

March 31, 2003

	Principal Amount (000s)	Value (000s)

MUNICIPAL BONDS & NOTES 93.6%
Alaska 0.6%
Northern Tobacco Securitization Bonds, Series 2000
6.500% due 06/01/2031	$1,500	$1,413

Arizona 4.0%
Maricopa County Unified School District Revenue Bonds, (FSA Insured) Series 2003
5.000% due 07/01/2014	9,000	9,989

California 9.9%
Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, (California State Mtg. Insured), Series 2003
5.200% due 11/15/2022	5,000	5,041
California Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 10/01/2032	4,000	4,089
California State Revenue Bonds, Series 2003
5.250% due 02/01/2029	10,000	10,160
California Statewide Communities Development Authority Revenue Bonds, (CA Mortgage Insured), Series 2001
5.000% due 10/01/2018	1,500	1,534
East Bay, California Municipal Utility District Water System Revenue Bonds, (MBIA Insured), Series 1993
5.200% due 06/01/2008	2,700	2,770
9.270% due 06/01/2013 (a)	1,000	1,054

		24,648

Connecticut 0.4%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2001
5.125% due 07/01/2027	1,000	1,025

Florida 5.7%
Florida State Board Education Revenue Bonds, Series 2002
5.000% due 06/01/2032	14,000	14,245

Illinois 8.4%
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2007 (b)	5,965	4,177
Chicago, Illinois Housing Authority Revenue Bonds, Series 2001
5.375% due 07/01/2016	1,410	1,502
Cook County, Illinois Revenue Bonds, Series 2003
5.000% due 11/15/2011	5,400	5,914
Illinois Development Finance Authority Revenue Bonds, (MBIA Insured), Series 1991
0.000% due 07/15/2025	10,000	3,134
Metropolitan Pier & Exposition Authority Ill Dedicated State Tax Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 12/15/2028	2,000	2,024
Metropolitan Pier & Exposition Authority Revenue Bonds, (MBIA Insured), Series 2002
0.000% due 06/15/2034	14,000	2,576
Palatine, Illinois Tax Increment Revenue Bonds, (AMBAC Insured), Series 1998
5.250% due 01/01/2017	1,500	1,579

		20,906

Indiana 0.8%
Merrillville, Indiana Multi School Building Corporation Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 01/05/2021	$2,000	$2,062

Iowa 0.2%
Iowa State General Obligation Bonds, Series 2002
5.000% due 06/01/2020	500	524

Kentucky 1.7%
Kentucky State Turnpike Authority Economic Development Road Revenue Bonds, Series 1993
9.909% due 06/06/2012 (a)	4,000	4,229

Louisiana 2.0%
Louisiana Tobacco Settlement Financing Corporate Revenue Bonds, Series 2001
5.875% due 05/15/2039 (a)	1,000	809
9.667% due 05/15/2039 (a)	6,800	4,202

		5,011

Massachusetts 5.6%
Massachusetts Bay Transition Authority Revenue Bonds, (Gov. of Authority Insured), Series 2000
8.530% due 03/01/2028 (a)	500	510
Massachusetts Housing Finance Agency Revenue Bonds, Series 2003
5.000% due 06/01/2034	5,000	5,019
Massachusetts State Individual Financing Agency Revenue Bonds, (Gov. of Institution Insured), Series 1998
5.000% due 03/01/2028	1,000	1,012
Massachusetts State Revenue Bonds, (MBIA Insured), Series 2001
5.500% due 11/01/2012	5,000	5,737
Massachusetts State Water Residential Authority Revenue Bonds, (MBIA Insured), Series 1995
4.750% due 12/01/2021	700	710
Massachusetts State Water Resource Authority Revenue Bonds, (MBIA Insured), Series 2002
5.125% due 08/01/2027	1,000	1,027

		14,015

Michigan 6.3%
Detroit, Michigan Sewer Disposal System Revenue Bonds, (MBIA Insured), Series 1998
1.150% due 07/01/2023	2,000	2,000
Detroit, Michigan Water Supply System, (MBIA Insured), Series 2003
5.000% due 07/01/2034	12,000	12,114
Michigan State General Obligation Bonds, Series 2001
5.000% due 11/01/2011	1,400	1,567

		15,681

Nevada 4.4%
Las Vegas Valley Water District Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 06/01/2025	2,085	2,125
5.000% due 06/01/2026	2,200	2,240
5.000% due 06/01/2027	2,305	2,345
Nevada State General Obligation Bonds, (FGIC Insured), Series 1998
5.000% due 05/15/2028	4,325	4,387

		11,097

New Hampshire 0.9%
New Hampshire Health & Educational Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
5.375% due 07/01/2020	$2,000	$2,161

New Jersey 2.3%
New Jersey Economic Development Authority Revenue Bonds, (GTY AGMT Insured), Series 1998
6.000% due 11/01/2028	2,980	3,007
New Jersey Tobacco Settlement Funding Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	3,000	2,765

		5,772

New York 12.6%
New York City Municipal Water Finance Authority Revenue Bonds, Series 2001
5.000% due 06/15/2029	4,000	4,048
5.000% due 06/15/2032	6,250	6,317
New York City, New York General Obligation Bonds, (MBIA Insured), Series 2001
8.119% due 05/15/2029 (a)(c)	5,915	6,075
New York City, New York Transitional Financial Authority Revenue Bonds, Series 2000
9.560% due 11/01/2024 (a)	1,000	1,136
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
8.060% due 08/15/2022 (a)	750	765
New York State Dormitory Authority Revenue Bonds, (MBIA- IBC Insured), Series 2000
9.440% due 07/01/2025 (a)	1,500	1,721
New York State Dormitory Authority Revenue Bonds, Series 2003
5.000% due 03/15/2027	4,545	4,580
5.000% due 03/15/2032	6,000	6,056
New York State Thruway Authority General Revenue Bonds, (Gov. of Authority Insured), Series 2000
8.540% due 01/01/2025 (a)	700	719

		31,417

North Carolina 2.1%
North Carolina State General Obligation Bonds, Series 2001
8.860% due 09/01/2017 (a)	4,000	5,151

North Dakota 1.1%
North Dakota State Building Authority Lease Revenue Bonds, (MBIA Insured), Series 2002
4.300% due 12/01/2014	1,315	1,353
4.400% due 12/01/2015	1,335	1,372

		2,725

Pennsylvania 3.5%
Pennsylvania State General Obligation Bonds, Series 2001
7.670% due 12/01/2008 (a)	6,750	7,627
Pittsburgh, Pennsylvania Water & Sewer System Authority Revenue Bonds, (FSA Insured), Series 2000
8.740% due 09/01/2021 (a)	1,000	1,073

		8,700

Puerto Rico 0.3%
Childrens Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
6.000% due 07/01/2026	700	828

52	Annual Report I 3.31.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Rhode Island 0.9%
Rhode Island Tobacco Settlement Financing Corporate Revenue Bonds, Series 2002
6.250% due 06/01/2042	$2,725	$2,375

South Carolina 2.0%
South Carolina Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 10/01/2033	5,000	5,091

Texas 10.8%
Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
8.490% due 02/15/2024 (a)	750	773
Canyon Independent School District Revenue Bonds, (PSF-GTD Insured), Series 2002
5.000% due 02/15/2028	1,540	1,555
Dallas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 12/01/2026	2,700	2,732
Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
7.880% due 02/15/2026 (a)	750	729
Katy Independent School District Revenue Bonds, (PSF-GTD Insured), Series 2002
5.000% due 02/15/2032	5,000	5,039
Lower Colorado River, Texas Authority Revenue Bonds, (FSA Insured), Series 2001
5.000% due 05/15/2026	1,000	1,012
Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,755	1,804
Peaster, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 08/15/2031	720	726
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	1,000	1,009
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 08/15/2042	2,430	2,442
University of Texas Revenue Bonds, Series 2003
5.000% due 08/15/2021	6,000	6,216
5.000% due 08/15/2033	3,000	3,034

		27,071

Washington 1.3%
Energy Northwest Washington Electric Revenue Bonds, Series 2003
5.500% due 07/01/2014	1,000	1,126
Port of Seattle, Washington Revenue Bonds, (MBIA Insured), Series 2000
5.625% due 02/01/2024	1,000	1,054
Washington Energy Northwest Revenue Bonds, Series 2003
5.500% due 07/01/2013	1,000	1,123

		3,303

Washington, D.C. 0.8%
Metropolitan Washington D.C. Airport Systems Authority Revenue Bonds, Series 2002
5.250% due 10/01/2032	$2,000	$2,034

Wisconsin 5.0%
Wausau School District Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 03/01/2012	2,775	3,053
5.000% due 03/01/2013	2,920	3,207
5.000% due 03/01/2014	3,270	3,581
Wisconsin Housing & Economic Development Authority Revenue Bonds, (MBIA Insured), Series 2002
4.600% due 05/01/2011	1,150	1,199
4.700% due 11/01/2012	1,360	1,416

		12,456

Total Municipal Bonds & Notes (Cost $231,762)		233,929

U.S. TREASURY OBLIGATIONS 0.2%
Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007	459	505

Total U.S. Treasury Obligations (Cost $464)		505

SHORT-TERM INSTRUMENTS 13.7%
Commercial Paper 13.6%
Fannie Mae
1.300% due 04/01/2003	3,500	3,500
1.290% due 05/21/2003	3,400	3,395
Federal Home Loan Bank
1.230% due 05/28/2003	1,700	1,696
Freddie Mac
1.230% due 05/29/2003	2,000	1,996
1.250% due 05/29/2003	800	798
1.230% due 06/20/2003	20,000	19,946
General Electric Capital Corp.
1.260% due 06/25/2003	2,500	2,493

		33,824

Repurchase Agreement 0.1%
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Federal Farm Credit Banks 1.970% due 10/20/2004 valued at $309. Repurchase proceeds are $300.)	$300	$300

Total Short-Term Instruments (Cost $34,124)		34,124

Total Investments 107.5% (Cost $266,350)		$268,558
Other Assets and Liabilities (Net) (7.5%)		(18,676)

Net Assets 100.0%		$249,882

Notes to Schedule of Investments:

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Security becomes interest bearing at a future date.

(c)	Restricted security.

(d)	Principal amount of security is adjusted for inflation.

See accompanying notes I 3.31.03 I Annual Report	53

Schedule of Investments

Real Return Portfolio

March 31, 2003

	Principal Amount (000s)		Value (000s)

CORPORATE BONDS & NOTES 5.4%
Banking & Finance 5.2%
Atlas Reinsurance PLC
4.560% due 04/04/2003 (a)		$740	$740
CIT Group, Inc.
2.630% due 01/09/2004 (a)		15,300	15,356
Ford Motor Credit Co.
1.772% due 01/26/2004 (a)		2,200	2,152
3.227% due 10/25/2004 (a)		1,100	1,051
General Motors Acceptance Corp.
2.088% due 01/20/2004 (a)		500	497
1.630% due 04/05/2004 (a)		400	396
2.040% due 05/17/2004 (a)		1,700	1,683
1.718% due 07/21/2004 (a)		9,300	9,146
National Australia Bank Ltd.
2.535% due 05/19/2010 (a)		200	201
National Rural Utilities Cooperative Finance Corp.
1.590% due 07/17/2003 (a)		2,000	1,998
Travelers Property Casualty Corp.
3.750% due 03/15/2008		700	700

			33,920

Industrials 0.2%
DaimlerChrysler North America Holding Corp.
7.750% due 06/15/2005		200	220
Fred Meyer, Inc.
7.375% due 03/01/2005		1,000	1,081
Waste Management, Inc.
7.100% due 08/01/2026		500	526

			1,827

Total Corporate Bonds & Notes (Cost $35,701)			35,747

U.S. TREASURY OBLIGATIONS 90.0%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007		27,062	29,785
3.875% due 01/15/2009		75,107	85,598
4.250% due 01/15/2010		100,423	117,464
3.500% due 01/15/2011		15,657	17,585
3.375% due 01/15/2012		81,851	91,571
3.625% due 04/15/2028		34,574	40,646
3.875% due 04/15/2029		167,868	206,425

Total U.S. Treasury Obligations (Cost $567,883)			589,074

MORTGAGE-BACKED SECURITIES 1.8%
Collateralized Mortgage Obligations 0.3%
Bear Stearns Adjustable Rate Mortgage Trust
4.581% due 11/25/2030 (a)		2,089	2,143
Fannie Mae 0.0%
4.389% due 09/01/2018 (a)		216	219

			2,362

Government National Mortgage Association 1.5%
6.500% due 05/15/2029-08/15/2032 (b)		9,052	9,524

Total Mortgage-Backed Securities (Cost $11,754)			11,886

FOREIGN CURRENCY-DENOMINATED ISSUES (g)(h) 1.4%
Republic of France
3.000% due 07/25/2012 (c)	EC	7,673	8,958

Total Foreign Currency-Denominated Issues (Cost $6,901)			8,958

SHORT-TERM INSTRUMENTS 1.5%
Commercial Paper 1.3%
Freddie Mac
1.190% due 04/23/2003		$8,500	$8,494

Repurchase Agreement 0.1%
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Fannie Mae 2.600% due 10/24/2004 valued at $628. Repurchase proceeds are $615.)		615	615

U.S. Treasury Bills 0.1%
1.153% due 05/15/2003 (d)		530	529

Total Short-Term Instruments (Cost $9,638)			9,638

Total Investments 100.1% (Cost $631,877)			$655,303
Written Options (e) (0.0%) (Premiums $342)			(144)

Other Assets and Liabilities (Net) (0.1%)			(424)

Net Assets 100.0%			$654,735

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Principal amount of security is adjusted for inflation.

(d)	Securities with an aggregate market value of $406 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation

U.S. Treasury 10 Year Note (06/2003) - Short	150	$67

(e)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Put—OTC 10 Year Interest Rate Swap Strike @ 5.500%* Exp. 05/01/2003	$10,000	$122	$0
Call—OTC 10 Year Interest Rate Swap Strike @ 4.000%** Exp. 03/03/2004	10,000	220	144

		$342	$144

*	The Portfolio will pay a floating rate based on 3-month LIBOR.

**	The Portfolio will receive a floating rate based on 3-month LIBOR.

(f)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized (Depreciation)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co. Exp. 06/18/2008	$4,000	$(110)

(g)	Principal amount denoted in indicated currency:

EC—Euro

h)	Foreign forward currency contracts outstanding at March 31, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation

Sell	EC	7,272	04/2003	$48	$0	$48

54	Annual Report I 3.31.03 I See accompanying notes

Schedule of Investments

Short-Term Portfolio

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 21.1%
Banking & Finance 9.4%
Australia & New Zealand Banking Group Ltd.
6.250% due 02/01/2004	$1,900	$1,974
Barclays Bank PLC
1.640% due 05/23/2008	23,200	23,189
Bear Stearns Cos., Inc.
5.125% due 02/22/2004 (a)	1,200	1,187
1.925% due 07/15/2005 (a)	8,615	8,660
CIT Group, Inc.
5.625% due 10/15/2003	3,195	3,258
5.500% due 02/15/2004	1,645	1,689
5.625% due 05/17/2004	6,555	6,779
2.660% due 07/30/2004 (a)	20,800	20,840
6.500% due 02/07/2006	1,000	1,066
Countrywide Home Loans, Inc.
6.850% due 06/15/2004	8,092	8,574
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	25,120	27,687
Ford Motor Credit Co.
1.772% due 01/26/2004 (a)	6,750	6,603
2.117% due 03/08/2004 (a)	1,700	1,657
1.602% due 04/26/2004 (a)	16,700	16,095
1.538% due 06/02/2004 (a)	5,000	4,792
1.906% due 06/21/2004 (a)	280	269
7.570% due 05/16/2005	1,000	1,001
General Electric Capital Corp.
6.750% due 09/11/2003	2,000	2,048
1.310% due 01/28/2004 (a)	9,080	9,081
General Motors Acceptance Corp.
1.680% due 08/04/2003 (a)	1,800	1,796
4.750% due 10/15/2003 (a)	3,100	3,107
2.088% due 01/20/2004 (a)	5,400	5,373
1.630% due 04/05/2004 (a)	1,000	990
2.486% due 05/04/2004 (a)	1,700	1,685
2.040% due 05/17/2004 (a)	8,200	8,118
Household Bank FSB
6.500% due 07/15/2003	1,000	1,015
Household Finance Corp.
1.698% due 08/07/2003 (a)	2,100	2,100
2.564% due 03/11/2004 (a)	1,000	1,006
6.000% due 05/01/2004	9,702	10,141
5.750% due 01/30/2007	1,000	1,077
Lehman Brothers Holdings, Inc.
7.375% due 05/15/2004	1,020	1,086
MBNA America Bank NA
1.815% due 05/12/2004 (a)	1,100	1,097
National Rural Utilities Cooperative Finance Corp.
2.352% due 04/26/2004 (a)	11,700	11,793
5.500% due 01/15/2005	1,267	1,341
Popular North America, Inc.
3.025% due 10/15/2003 (a)	3,350	3,368
State Street Capital Trust II
1.868% due 02/15/2008 (a)	4,000	4,002
U.S. Bank National Association
1.320% due 11/14/2003 (a)	9,000	9,003
Unibank A/S
1.740% due 05/28/2007	6,100	6,095
Verizon Wireless Capital LLC
1.658% due 12/17/2003 (a)	9,435	9,429

		230,071

Industrials 6.1%
Barrett Resources Corp.
7.550% due 02/01/2007	1,000	951
Clear Channel Communications, Inc.
7.250% due 09/15/2003	16,500	16,852
Consolidated Natural Gas Co.
7.375% due 04/01/2005	2,330	2,571
Cox Communications, Inc.
6.150% due 08/01/2003 (a)	2,590	2,596
DaimlerChrysler North America Holding Corp.
1.850% due 08/01/2003 (a)	9,200	9,200
1.725% due 08/16/2004 (a)	21,700	21,556
Eastman Chemical Co.
6.375% due 01/15/2004	6,300	6,524
Kerr-McGee Corp.
2.040% due 06/28/2004 (a)	4,000	4,001
Kraft Foods, Inc.
1.540% due 11/26/2004 (a)	11,000	10,989
Norfolk Southern Corp.
7.875% due 02/15/2004	570	601
2.040% due 02/28/2005 (a)	8,900	8,949
Oryx Energy Co.
8.125% due 10/15/2005	2,500	2,812
R.J. Reynolds Tobacco Holdings, Inc.
7.375% due 05/15/2003	11,200	11,246
Raytheon Co.
5.700% due 11/01/2003	3,600	3,655
Safeway, Inc.
6.050% due 11/15/2003	1,775	1,821
Time Warner, Inc.
7.975% due 08/15/2004	9,425	10,035
Transocean, Inc.
6.500% due 04/15/2003	500	501
9.125% due 12/15/2003	1,250	1,298
Union Pacific Corp.
6.340% due 11/25/2003	7,500	7,707
Walt Disney Co.
5.125% due 12/15/2003	1,225	1,256
4.500% due 09/15/2004	5,000	5,161
Weyerhaeuser Co.
2.383% due 09/15/2003 (a)	6,400	6,401
6.125% due 03/15/2007	10,000	10,842

		147,525

Utilities 5.6%
AEP Texas Central Co.
3.000% due 02/15/2005	9,000	9,039
ALLETE, Inc.
2.218% due 10/20/2003 (a)	2,000	1,998
AT&T Corp.
6.375% due 03/15/2004	6,500	6,696
7.000% due 11/15/2006	1,000	1,070
British Telecom PLC
2.705% due 12/15/2003 (a)	13,150	13,211
7.875% due 12/15/2005	1,000	1,134
Cleveland Electric Illuminating Co.
7.375% due 06/01/2003	6,334	6,392
7.670% due 07/01/2004	2,700	2,851
DTE Energy Co.
6.000% due 06/01/2004	9,775	10,192
Entergy Gulf States, Inc.
8.250% due 04/01/2004	3,150	3,343
2.638% due 09/01/2004 (a)	1,900	1,898
France Telecom S.A.
8.700% due 03/01/2006 (a)	2,500	2,841
Georgia Power Co.
1.465% due 02/18/2005 (a)	14,315	14,321
Niagara Mohawk Power Co.
7.375% due 07/01/2003	11,606	11,757
7.375% due 08/01/2003	1,000	1,019
8.000% due 06/01/2004	2,153	2,305
6.625% due 07/01/2005	2,000	2,169
7.750% due 05/15/2006	1,400	1,587
Ohio Power Co.
6.730% due 11/01/2004	1,200	1,275
Pacific Gas & Electric Co.
7.583% due 10/31/2049 (a)	1,500	1,477
Progress Energy, Inc.
6.550% due 03/01/2004	610	635
Public Service Co. of Colorado
6.000% due 04/15/2003	1,000	1,002
Sprint Capital Corp.
5.700% due 11/15/2003	19,500	19,890
5.875% due 05/01/2004	5,000	5,125
7.900% due 03/15/2005	$9,000	$9,495
TXU Electric Co.
8.250% due 04/01/2004	2,000	2,120
WorldCom, Inc.-WorldCom Group
7.375% due 01/15/2011 (b)	1,600	432

		135,274

Total Corporate Bonds & Notes (Cost $510,665)		512,870

U.S. GOVERNMENT AGENCIES 2.6%
Fannie Mae
5.125% due 02/13/2004	3,760	3,888
3.750% due 05/12/2004	3,670	3,680
3.150% due 07/15/2004	11,225	11,290
3.700% due 09/10/2004	2,050	2,060
5.650% due 06/19/2006	500	504
5.500% due 07/18/2006	1,400	1,416
5.060% due 12/06/2006	1,000	1,007
Federal Home Loan Bank
4.500% due 04/04/2005	125	125
5.290% due 04/25/2005	1,000	1,003
5.270% due 05/09/2005	605	608
5.015% due 08/26/2005	3,000	3,043
5.500% due 01/23/2006	1,000	1,030
4.570% due 03/17/2006	5,000	5,028
5.750% due 01/03/2007	250	253
8.130% due 05/22/2007	100	101
7.300% due 09/26/2007	250	258
6.413% due 05/27/2008	250	252
Freddie Mac
3.750% due 06/04/2004	3,000	3,013
3.625% due 01/18/2005	1,000	1,007
4.500% due 04/15/2005	15,000	15,018
4.250% due 05/16/2005	5,000	5,017
3.550% due 05/20/2005	1,000	1,003
4.125% due 06/27/2005	2,000	2,012
5.535% due 06/27/2006	1,900	1,916

Total U.S. Government Agencies (Cost $64,753)		64,532

U.S. TREASURY OBLIGATIONS 8.4%
U.S. Treasury Notes
1.500% due 02/28/2005	154,000	154,109
1.625% due 03/31/2005	50,120	50,241

Total U.S. Treasury Obligations (Cost $203,723)		204,350

MORTGAGE-BACKED SECURITIES 12.7%
Collateralized Mortgage Obligations 11.0%
Bank of America Mortgage Securities, Inc.
5.512% due 05/25/2032	4,529	4,591
5.775% due 10/20/2032 (a)	15,521	15,843
Bear Stearns Adjustable Rate Mortgage Trust
6.269% due 01/25/2032 (a)	321	323
5.418% due 10/25/2032 (a)	3,240	3,316
Countrywide Alternative Loan Trust
6.750% due 12/25/2031	1,348	1,352
Countrywide Home Loans, Inc.
6.500% due 08/25/2032 (a)	2,088	2,100
CS First Boston Mortgage Securities Corp.
1.750% due 03/25/2032 (a)	6,352	6,283
1.695% due 05/25/2032 (a)	15,874	15,873
1.930% due 08/25/2033 (a)	7,468	7,468
Fannie Mae
5.750% due 12/25/2008	14,178	14,647
5.000% due 09/25/2018	3,583	3,636
1.705% due 06/25/2032 (a)	473	475
First Republic Mortgage Loan Trust
1.580% due 08/15/2032 (a)	8,745	8,652

See accompanying notes I 3.31.03 I Annual Report	55

Schedule of Investments (Cont.)

Short-Term Portfolio

March 31, 2003

	Principal Amount (000s)	Value (000s)

Freddie Mac
7.250% due 06/15/2007	$245	$245
6.000% due 09/15/2011	3,840	3,891
4.500% due 11/15/2018	4,397	4,461
1.730% due 10/15/2024 (a)	3,500	3,503
1.730% due 11/15/2024 (a)	16,854	16,868
1.730% due 02/15/2025 (a)	1,780	1,781
Government National Mortgage Association
5.500% due 09/20/2025	25,000	25,926
GSR Mortgage Loan Trust
5.575% due 10/25/2031 (a)	1,881	1,906
6.000% due 03/25/2032	4,367	4,489
6.000% due 07/25/2032	7,920	8,123
GSRPM Mortgage Loan Trust
1.705% due 11/25/2031 (a)	12,675	12,675
IMPAC Secured Assets CMN Owner Trust
4.500% due 04/25/2033	1,216	1,220
Residential Funding Mortgage Securities I, Inc.
6.000% due 07/25/2032	4,177	4,192
Sequoia Mortgage Trust
1.663% due 10/20/2027 (a)	4,780	4,795
Structured Asset Mortgage Investments, Inc.
1.611% due 09/19/2032 (a)	9,715	9,678
Structured Asset Securities Corp.
1.755% due 06/25/2017 (a)	770	771
1.605% due 10/25/2027 (a)	3,690	3,552
5.800% due 09/25/2031	2,726	2,761
6.500% due 01/25/2032	1,608	1,614
1.595% due 02/25/2032 (a)	11,917	11,895
3.248% due 05/25/2032 (a)	2,736	2,727
5.450% due 03/25/2033	9,996	10,164
Washington Mutual Mortgage Securities Corp.
5.385% due 02/25/2031 (a)	2,678	2,745
6.309% due 07/25/2032	15,466	15,925
5.224% due 10/25/2032 (a)	6,659	6,826
5.151% due 02/25/2033	11,162	11,556
5.462% due 02/25/2033 (a)	6,731	6,918
Washington Mutual, Inc.
6.500% due 10/19/2029	985	1,011

		266,777

Freddie Mac 0.9%
6.500% due 08/01/2032	21,809	22,759

Government National Mortgage Association 0.8%
4.000% due 09/20/2029 (a)	3,228	3,317
4.500% due 10/20/2029 (a)	14,701	15,072

		18,389

Total Mortgage-Backed Securities (Cost $307,725)		307,925

ASSET-BACKED SECURITIES 4.7%
AFC Home Equity Loan Trust
1.615% due 12/22/2027 (a)	359	359
Arcadia Automobile Receivables Trust
5.670% due 08/15/2006	221	222
Bear Stearns Asset-Backed Securities, Inc.
1.635% due 10/25/2032 (a)	5,625	5,634
Capital Asset Research Funding LP
6.400% due 12/15/2004	2,278	2,321
CDC Mortgage Capital Trust
1.595% due 01/25/2033 (a)	2,399	2,396
Centex Home Equity
5.770% due 11/25/2027	2,700	2,757
CIT Group Home Equity Loan Trust
1.575% due 06/25/2033 (a)	1,993	1,994
ContiMortgage Home Equity Loan Trust
1.580% due 03/15/2024 (a)	765	766
1.490% due 08/15/2028 (a)	143	144
Countrywide Asset-Backed Certificates
1.565% due 05/25/2032 (a)	8,554	8,537
1.725% due 04/25/2033	1,921	1,929
Credit-Based Asset Servicing and Securities
1.625% due 06/25/2032 (a)	3,894	3,893
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.655% due 09/25/2032 (a)	16,613	16,613
GMAC Mortgage Corp. Loan Trust
6.390% due 05/25/2027	2,000	2,063
Home Equity Asset Trust
1.605% due 11/25/2032 (a)	2,577	2,574
Household Mortgage Loan Trust
1.583% due 05/20/2032 (a)	3,553	3,559
Irwin Home Equity Loan Trust
1.675% due 02/25/2012 (a)	693	695
1.595% due 06/25/2029 (a)	11,105	11,093
1.575% due 07/25/2032 (a)	8,338	8,330
Long Beach Mortgage Loan Trust
1.655% due 03/25/2032 (a)	3,046	3,048
1.585% due 07/25/2032 (a)	2,034	2,031
1.740% due 03/25/2033 (a)	3,869	3,874
Morgan Stanley ABS Capital, Inc.
1.605% due 08/25/2030 (a)	4,275	4,263
Morgan Stanley Dean Witter Capital I
1.655% due 02/25/2032 (a)	2,810	2,811
1.635% due 07/25/2032 (a)	5,265	5,262
1.725% due 11/25/2032	2,732	2,740
Option One Mortgage Loan Trust
1.635% due 04/25/2030 (a)	135	133
Renaissance Home Equity Loan Trust
1.655% due 08/25/2032 (a)	3,142	3,146
Residential Asset Securities Corp.
1.425% due 05/25/2017 (a)	10,106	10,110
WMC Mortgage Loan
1.620% due 05/15/2030 (a)	1,959	1,958

Total Asset-Backed Securities (Cost $115,212)		115,255

PURCHASED CALL OPTIONS 0.0%
Eurodollar June Futures (CME)
Strike @ 99.750 Exp. 06/16/2003	85,000	1
Strike @ 99.625 Exp. 06/16/2003	3,900,000	24

Total Purchased Call Options (Cost $37)		25

SHORT-TERM INSTRUMENTS 51.6%
Commercial Paper 48.6%
AT&T Corp.
3.572% due 04/18/2003	17,500	17,505
Barclays U.S. Funding Corp.
1.220% due 05/27/2003	8,500	8,484
1.245% due 05/28/2003	37,000	36,927
CDC Commercial Paper Corp.
1.240% due 04/24/2003	40,900	40,867
Danske Corp.
1.240% due 04/25/2003	10,100	10,092
Fannie Mae
1.300% due 04/01/2003	15,600	15,600
1.290% due 05/21/2003	5,000	4,991
1.190% due 06/10/2003	83,400	83,201
1.195% due 06/11/2003	100,000	99,758
Federal Home Loan Bank
1.235% due 05/02/2003	300,000	299,681
Freddie Mac
1.285% due 04/14/2003	160,250	160,175
General Electric Capital Corp.
1.260% due 06/11/2003	3,400	3,392
National Australia Funding, Inc.
1.280% due 04/02/2003	11,400	11,400
Rabobank Nederland NV
1.390% due 04/01/2003	$125,000	$125,000
Svenska Handelsbank, Inc.
1.255% due 05/07/2003	25,000	24,969
TotalFinaElf Capital S.A.
1.360% due 04/01/2003	125,000	125,000
UBS Finance, Inc.
1.390% due 04/01/2003	25,000	25,000
1.250% due 04/24/2003	90,000	89,928

		1,181,970

Repurchase Agreement 2.1%
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Federal Home Loan Bank 1.250% due 04/08/2004 valued at $51,820. Repurchase proceeds are $50,801.)	50,800	50,800

U.S. Treasury Bills 0.9%
1.120% due 05/08/2003- 05/15/2003 (c)(d)	22,490	22,460

Total Short-Term Instruments (Cost $1,255,231)		1,255,230

Total Investments 101.1% (Cost $2,457,346)		$2,460,187
Written Options (e) (0.5%) (Premiums $15,332)		(12,539)
Other Assets and Liabilities (Net) (0.6%)		(15,191)

Net Assets 100.0%		$2,432,457

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Security is in default.

(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d)	Securities with an aggregate market value of $21,213 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

U.S. Treasury 10 Year Note (06/2003)—Long	219	$(28)
Eurodollar June Futures (06/2004)—Long	1,609	289

		$261

(e)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Put—OTC 7 Year Interest Rate Swap Strike @ 7.000%* Exp. 01/07/2005	$21,430	$473	$209
Call—OTC 7 Year Interest Rate Swap Strike @ 5.000%** Exp. 01/07/2005	21,430	420	1,030

56	Annual Report I 3.31.03 I See accompanying notes

Type	# of Contracts	Premium	Value

Call—CME Eurodollar March Futures Strike @ 98.500 Exp. 03/15/2004	1,50	$745	$1,237
Put—CME Eurodollar March Futures Strike @ 97.250 Exp. 03/15/2004	4,180	3,588	1,306
Call—CME Eurodollar June Futures Strike @ 98.750 Exp. 06/16/2003	2,260	726	904
Call—CME Eurodollar June Futures Strike @ 98.500 Exp. 06/14/2004	7,218	4,932	5,459
Put—CME Eurodollar June Futures Strike @ 97.000 Exp. 06/14/2004	3,251	3,566	1,910
Put—CME Eurodollar June Futures Strike @ 97.250 Exp. 06/14/2004	667	882	484

		$15,332	$12,539

*	The Portfolio will pay a floating rate based on 3-month LIBOR.

**	The Portfolio will receive a floating rate based on 3-month LIBOR.

(f)	Short sales open at March 31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note	5.500	05/15/2009	$11,300	$12,796	$12,652
U.S. Treasury Note	4.875	02/15/2012	9,400	10,209	10,374

				$23,005	$23,026

(g)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive floating rate based on 3-month LIBOR plus 0.470% and pay a fixed rate equal to 7.750%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/15/2005	$5,000	$(582)
Receive a fixed rate equal to 1.250% and the Portfolio will pay to the counterparty at par in the event of default of United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 01/22/2005	2,000	9
Receive a fixed rate equal to 0.600% and the Portfolio will pay to the counterparty at par in the event of default of United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 02/14/2004	7,500	9
Receive a fixed rate equal to 1.300% and the Portfolio will pay to the counterparty at par in the event of default of United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/27/2005	16,900	92
Receive a fixed rate equal to 0.460% and the Portfolio will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.
Counterparty: Lehman Brothers, Inc. Exp. 09/10/2003	$1,500	$1
Receive a fixed rate equal to 1.100% and the Portfolio will pay to the counterparty at par in the event of default of the Republic of South Africa 9.125% due 05/19/2009.
Counterparty: J.P. Morgan Chase & Co. Exp. 07/28/2003	600	1
Receive a fixed rate equal to 1.310% and the Portfolio will pay to the counterparty at par in the event of default of United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/29/2005	5,000	28
Receive a fixed rate equal to 0.410% and the Portfolio will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.
Counterparty: Goldman Sachs & Co. Exp. 06/07/2004	10,000	4
Receive a fixed rate equal to 0.400% and the Portfolio will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.
Counterparty: Goldman Sachs & Co. Exp. 06/07/2004	4,300	1
Receive a fixed rate equal to 0.360% and the Portfolio will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.
Counterparty: ABN AMRO Bank, N.V. Exp. 07/11/2003	4,300	1
Receive a fixed rate equal to 4.800% and the Portfolio will pay to the counterparty at par in the event of default of Time Warner, Inc. 0.000% due 12/06/2019.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/06/2004	6,500	105
Receive a fixed rate equal to 0.490% and the Portfolio will pay to the counterparty at par in the event of default of State of Qatar 9.750% due 06/15/2030.
Counterparty: Goldman Sachs & Co. Exp. 01/29/2004	10,000	3
Receive a fixed rate equal to 0.500% and the Portfolio will pay to the counterparty at par in the event of default of State of Qatar 9.750% due 06/15/2030.
Counterparty: Lehman Brothers, Inc. Exp. 01/30/2004	7,000	3
Receive a fixed rate equal to 0.350% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Chile 7.125% due 01/11/2012.
Counterparty: Credit Suisse First Boston Exp. 02/01/2004	17,000	(7)

		$(332)

See accompanying notes I 3.31.03 I Annual Report	57

Schedule of Investments

Short-Term Portfolio II

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 41.2%
Banking & Finance 10.0%
Bear Stearns Cos., Inc.
1.925% due 07/15/2005 (a)	$199	$200
CIT Group, Inc.
7.125% due 10/15/2004	189	200
Ford Motor Credit Co.
2.220% due 03/08/2004 (a)	208	202
General Motors Acceptance Corp.
2.486% due 05/04/2004 (a)	202	200
Household Finance Corp.
5.750% due 01/30/2007	187	202
National Rural Utilities Cooperative Finance Corp.
5.250% due 07/15/2004	192	200
Popular North America, Inc.
6.625% due 01/15/2004	193	200
Salomon Smith Barney Holdings, Inc.
1.648% due 07/18/2003 (a)	200	200
U.S. Bank National Association
1.320% due 11/14/2003 (a)	200	200
Verizon Wireless Capital LLC
1.658% due 12/17/2003 (a)	200	200

		2,004

Industrials 22.2%
Allied Waste North America, Inc.
7.375% due 01/01/2004	195	199
Clear Channel Communications, Inc.
7.250% due 09/15/2003	196	200
Coastal Corp.
1.950% due 07/21/2003 (a)	209	201
Cox Enterprises, Inc.
2.250% due 05/01/2033 (a)	200	200
DaimlerChrysler North America Holding Corp.
1.725% due 08/16/2004 (a)	202	200
HCA, Inc.
6.870% due 09/15/2003	197	200
Hilton Hotels Corp.
7.000% due 07/15/2004	198	202
International Game Technology
7.875% due 05/15/2004	191	201
Kellogg Co.
6.625% due 01/29/2004	65	68
Kerr-McGee Corp.
2.040% due 06/28/2004 (a)	200	200
Mandalay Resort Group
6.750% due 07/15/2003	199	201
Martin Marietta Corp.
6.500% due 04/15/2003	199	200
MGM Mirage, Inc.
6.950% due 02/01/2005	193	200
Norfolk Southern Corp.
2.040% due 02/28/2005 (a)	199	200
Pioneer National Resources Co.
8.875% due 04/15/2005	189	201
R.J. Reynolds Tobacco Holdings, Inc.
7.375% due 05/15/2003	199	200
Raytheon Co.
5.700% due 11/01/2003	197	200
Safeway, Inc.
6.050% due 11/15/2003	195	200
TCI Communications, Inc.
6.375% due 05/01/2003	199	200
Time Warner, Inc.
7.975% due 08/15/2004	188	200
Transocean, Inc.
6.500% due 04/15/2003	199	200
Tyco International Group S.A.
6.250% due 06/15/2013	198	200
Weyerhaeuser Co.
2.383% due 09/15/2003 (a)	200	200

		4,473

Utilities 9.0%
ALLETE, Inc.
2.218% due 10/20/2003 (a)	$200	$200
Appalachian Power Co.
2.040% due 08/20/2003 (a)	200	200
AT&T Corp.
6.500% due 11/15/2006	189	202
British Telecom PLC
2.705% due 12/15/2003 (a)	199	200
Commonwealth Edison Co.
1.915% due 09/30/2003 (a)	201	200
Entergy Gulf States, Inc.
2.638% due 09/01/2004 (a)	200	200
Georgia Power Co.
1.465% due 02/18/2005 (a)	200	200
Jersey Central Power & Light Co.
6.375% due 05/01/2003	199	200
Sprint Capital Corp.
5.875% due 05/01/2004	195	200

		1,802

Total Corporate Bonds & Notes (Cost $8,266)		8,279

U.S. TREASURY OBLIGATIONS 2.5%
U.S. Treasury Notes
1.625% due 03/31/2005	510	511

Total U.S. Treasury Obligations (Cost $509)		511

MORTGAGE-BACKED SECURITIES 2.2%
Collateralized Mortgage Obligations 1.2%
Fannie Mae
1.812% due 02/25/2022	11	11
1.912% due 08/25/2022	9	9
2.312% due 08/25/2022	7	8
2.012% due 09/25/2022	7	7
1.812% due 12/25/2022	6	6
1.962% due 12/25/2022 (a)	8	8
2.162% due 02/25/2023	5	5
1.812% due 07/18/2027	60	60
1.731% due 09/17/2027	100	100
Freddie Mac
1.962% due 03/15/2020	3	4
1.712% due 01/15/2022	1	1
2.062% due 03/15/2023	13	13

		232

Government National Mortgage Association 1.0%
4.500% due 04/20/2030 (a)	198	203

Total Mortgage-Backed Securities (Cost $435)		435

ASSET-BACKED SECURITIES 1.0%
Fremont Home Loan Trust
1.650% due 02/25/2033 (a)	100	100
Morgan Stanley Dean Witter Capital I
1.706% due 07/25/2030 (a)	98	99

Total Asset-Backed Securities (Cost $199)		199

SOVEREIGN ISSUES 1.9%
Republic of Brazil
2.562% due 04/15/2006 (a)	224	205
United Mexican States
8.500% due 02/01/2006	150	173

Total Sovereign Issues (Cost $374)		378

SHORT-TERM INSTRUMENTS 50.1%
Commercial Paper 43.2%
Anz, Inc.
1.260% due 05/05/2003	$1,000	$999
Danske Corp.
1.280% due 05/05/2003	1,000	999
HBOS Treasury Services PLC
1.270% due 05/08/2003	1,000	999
KFW International Finance, Inc.
1.220% due 05/06/2003	1,000	999
Novartis Finance Corp.
1.230% due 04/16/2003	1,000	999
Rabobank Nederland NV
1.390% due 04/01/2003	700	700
Royal Bank of Scotland PLC
1.255% due 04/30/2003	1,000	999
Stadshypotek AB
1.260% due 04/28/2003	1,000	999
UBS Finance, Inc.
1.250% due 04/24/2003	1,000	999

		8,692

Repurchase Agreement 5.6%
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Freddie Mac 2.050% due 01/28/2005 valued at $1,156. Repurchase proceeds are $1,132.)	1,132	1,132

U.S. Treasury Bills 1.3%
1.120% due 05/15/2003	255	255

Total Short-Term Instruments (Cost $10,078)		10,079

Total Investments 98.9% (Cost $19,861)		$19,881
Written Options (b) (0.5%) (Premiums $98)		(96)
Other Assets and Liabilities (Net) 1.6%		317

Net Assets 100.0%		$20,102

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Call—CME Eurodollar June Futures Strike @ 98.500 Exp. 06/14/2004	65	$31	$49
Put—CME Eurodollar June Futures Strike @ 97.250 Exp. 06/14/2004	65	67	47

		$98	$96

58	Annual Report I 3.31.03 I See accompanying notes

Schedule of Investments

U.S. Government Sector Portfolio

March 31, 2003

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 2.7%
Banking & Finance 2.2%
Bear Stearns Cos., Inc.
1.758% due 06/01/2004 (a)	$2,000	$2,008
CIT Group, Inc.
1.840% due 04/07/2003 (a)	300	300
1.470% due 08/14/2003 (a)	600	599
Donaldson, Lufkin & Jenrette, Inc.
1.888% due 07/18/2003 (a)	3,000	3,003
Ford Motor Credit Co.
1.920% due 06/23/2003 (a)	2,000	1,997
1.602% due 04/26/2004 (a)	2,000	1,928
1.718% due 07/19/2004 (a)	1,800	1,719
1.808% due 07/18/2005 (a)	6,300	5,708
General Motors Acceptance Corp.
2.016% due 08/04/2003 (a)	3,000	2,993
2.088% due 01/20/2004 (a)	5,800	5,771
1.630% due 04/05/2004 (a)	800	789
Goldman Sachs Group, Inc.
1.990% due 02/11/2004 (a)	2,800	2,813
International Bank for Reconstruction & Development
3.500% due 10/22/2004	17,000	17,524
Lehman Brothers Holdings, Inc.
1.780% due 04/04/2003 (a)	2,100	2,100
Merrill Lynch & Co., Inc.
1.640% due 03/08/2004 (a)	4,200	4,209
1.720% due 05/21/2004 (a)	2,300	2,306
Morgan Stanley Dean Witter & Co.
1.510% due 09/19/2003 (a)	10,350	10,353
National Australia Bank Ltd.
1.965% due 05/19/2010 (a)	2,500	2,509
National Rural Utilities Cooperative Finance Corp.
2.352% due 04/26/2004 (a)	6,600	6,652
Postal Square LP
6.500% due 06/15/2022	4,491	5,109
U.S. Trade Funding Corp.
4.260% due 11/15/2014	15,000	15,415
Washington Mutual Bank
1.720% due 05/14/2004 (a)	2,850	2,856

		98,661

Industrials 0.4%
Cox Enterprises, Inc.
2.250% due 05/01/2033 (a)	1,400	1,398
DaimlerChrysler North America Holding Corp.
7.750% due 05/27/2003	5,500	5,552
1.725% due 08/16/2004 (a)	7,000	6,954
Ford Motor Co.
7.450% due 07/16/2031	3,100	2,378
Kellogg Co.
6.625% due 01/29/2004	680	707

		16,989

Utilities 0.1%
British Telecom PLC
2.705% due 12/15/2003 (a)	3,500	3,516
France Telecom S.A.
10.000% due 03/01/2031	200	261

		3,777

Total Corporate Bonds & Notes (Cost $119,083)		119,427

MUNICIPAL BONDS & NOTES 0.3%
Colorado 0.3%
Dawson Ridge Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	32,400	11,888

Total Municipal Bonds & Notes (Cost $12,160)		11,888

U.S. GOVERNMENT AGENCIES 16.2%
Fannie Mae
3.600% due 10/29/2004	$20,000	$20,294
2.000% due 02/28/2005	20,000	20,069
4.250% due 05/30/2005	8,000	8,042
6.500% due 12/12/2005	4,745	4,913
3.580% due 02/22/2006	5,000	5,041
4.625% due 06/04/2006	6,000	6,029
5.250% due 08/14/2006	1,775	1,800
5.450% due 04/25/2007	500	502
3.250% due 11/15/2007	61,300	62,278
5.250% due 01/15/2009	3,600	3,965
0.000% due 10/09/2019	95,600	37,675
6.210% due 08/06/2038	36,277	41,171
Federal Farm Credit Bank
5.750% due 01/18/2011	6,200	6,924
7.350% due 05/08/2030	3,000	3,839
Federal Home Loan Bank
2.875% due 12/23/2005	5,500	5,539
5.500% due 04/17/2006	20,000	21,880
3.750% due 04/15/2008	183,950	186,093
5.120% due 01/10/2013	5,000	5,130
Freddie Mac
5.250% due 02/15/2004	200,000	207,057
3.250% due 07/15/2004	600	604
2.450% due 12/13/2004	4,200	4,210
4.500% due 04/15/2005	25,000	25,030
3.875% due 06/27/2005	3,700	3,720
3.000% due 09/22/2005	5,100	5,134
8.000% due 01/23/2017	900	942
4.000% due 02/13/2017	6,000	6,094
Small Business Administration
8.017% due 02/10/2010 (a)	10,342	12,073
7.449% due 08/01/2010	1,910	2,185
Tennessee Valley Authority
7.140% due 05/23/2012	9,000	10,973

Total U.S. Government Agencies (Cost $699,098)		719,206

U.S. TREASURY OBLIGATIONS 33.9%
Treasury Inflation Protected Securities (d)
3.875% due 01/15/2009	44,311	50,500
3.875% due 04/15/2029	64,097	78,819
U.S. Treasury Bonds
7.500% due 11/15/2016	45,300	59,511
8.875% due 08/15/2017	110,200	161,551
U.S. Treasury Notes
1.625% due 03/31/2005	250,000	250,606
3.000% due 11/15/2007	175,000	177,461
3.000% due 02/15/2008	540,600	547,104
U.S. Treasury Strips
0.000% due 05/15/2017	360,000	181,218

Total U.S. Treasury Obligations (Cost $1,483,300)		1,506,770

MORTGAGE-BACKED SECURITIES 7.9%
Collateralized Mortgage Obligations 5.5%
ABN Amro Mortgage Corp.
6.500% due 01/25/2032	2,230	2,250
Bank of America Mortgage Securities, Inc.
5.775% due 10/20/2032 (a)	17,384	17,745
Bear Stearns Adjustable Rate Mortgage Trust
6.191% due 01/25/2032 (a)	706	710
6.135% due 02/25/2032 (a)	1,596	1,620
5.381% due 02/25/2033 (a)	7,791	8,009
5.430% due 03/25/2033 (a)	1,192	1,217
5.235% due 04/25/2033 (a)	7,878	8,037
5.468% due 04/25/2033 (a)	8,763	9,010
Countrywide Alternative Loan Trust
6.750% due 12/25/2031	509	510
Countrywide Home Loans, Inc.
5.345% due 09/19/2032 (a)	5,897	6,026
CS First Boston Mortgage Securities Corp.
1.666% due 03/25/2032 (a)	$3,306	$3,270
5.727% due 05/25/2032 (a)	2,043	2,092
5.932% due 06/25/2032 (a)	3,046	3,114
5.500% due 09/25/2032	2,778	2,835
1.930% due 08/25/2033 (a)	27,059	27,059
Fannie Mae
1.762% due 08/25/2021 (a)	282	284
1.762% due 03/25/2022 (a)	403	406
2.012% due 04/25/2022 (a)	322	327
1.912% due 08/25/2022 (a)	267	268
6.000% due 12/25/2028	2,247	2,295
Federal Agricultural Mortgage Corp.
7.238% due 07/25/2011 (a)	3,375	3,748
Freddie Mac
2.012% due 02/15/2027 (a)	211	212
5.625% due 07/15/2028	8,732	8,920
6.000% due 01/15/2029	1,309	1,339
6.000% due 05/15/2029	126	126
5.750% due 06/15/2029	6,440	6,578
5.750% due 05/15/2031	16,143	16,472
6.000% due 12/15/2031	3,018	3,091
6.000% due 08/15/2032	5,441	5,540
GS Mortgage Securities Corp. II
6.860% due 07/13/2030	49,120	50,887
Norwest Asset Securities Corp.
7.250% due 10/25/2027	78	78
Residential Asset Securitization Trust
6.180% due 12/25/2026	21,455	21,560
Residential Funding Mortgage Securities I, Inc.
7.500% due 04/25/2027	270	270
Sequoia Mortgage Trust
1.624% due 06/20/2032 (a)	4,194	4,186
Structured Asset Mortgage Investments, Inc.
6.304% due 03/25/2032 (a)	5,130	5,233
Structured Asset Securities Corp.
6.500% due 01/25/2032	500	502
1.852% due 07/25/2032 (a)	6,996	6,979
United Mortgage Securities Corp.
4.722% due 06/25/2032 (a)	2,758	2,795
Washington Mutual
6.500% due 12/25/2031	1,262	1,263
Washington Mutual Loan Trust
4.124% due 01/25/2041 (a)	1,549	1,538
Washington Mutual Mortgage Securities Corp.
5.151% due 02/25/2033	485	502
5.460% due 02/25/2033 (a)	5,444	5,595

		244,498

Fannie Mae 0.5%
4.369% due 12/01/2022 (a)	203	211
6.500% due 07/01/2032	21,057	21,988
7.090% due 01/01/2029 (a)	954	995

		23,194

Freddie Mac 1.1%
6.500% due 08/01/2032	44,641	46,585
7.000% due 12/01/2031	1,338	1,409

		47,994

Government National Mortgage Association 0.8%
5.000% due 05/20/2030 (a)	3,259	3,345
5.250% due 02/20/2030 (a)	12,602	12,839
5.375% due 04/20/2023-02/20/2026 (a)(b)	6,041	6,196
5.380% due 02/20/2024 (a)	411	420
5.625% due 10/20/2023-10/20/2024 (a)(b)	786	805
5.750% due 07/20/2025-08/20/2026 (a)(b)	5,991	6,160
6.500% due 04/15/2029-04/23/2033 (a)(b)	5,303	5,575

		35,340

Total Mortgage-Backed Securities (Cost $350,006)		351,026

See accompanying notes I 3.31.03 I Annual Report	59

Schedule of Investments (Cont.)

U.S. Government Sector Portfolio

March 31, 2003

	Principal Amount (000s)	Value (000s)

ASSET-BACKED SECURITIES 1.3%
Ace Securities Corp.
1.645% due 06/25/2032 (a)	$7,444	$7,447
Advanta Revolving Home Equity Loan Trust
1.675% due 01/25/2024 (a)	661	661
ContiMortgage Home Equity Loan Trust
1.490% due 08/15/2028 (a)	72	72
CS First Boston Mortgage Securities Corp.
1.540% due 12/15/2030 (a)	891	892
DaimlerChrysler Auto Trust
2.900% due 12/06/2004	2,181	2,194
Household Automotive Trust
2.750% due 05/17/2005 (a)	8,312	8,358
Household Mortgage Loan Trust
1.583% due 05/20/2032 (a)	6,164	6,174
Morgan Stanley Dean Witter Capital I
1.635% due 07/25/2032 (a)	849	849
Novastar Home Equity Loan
1.585% due 01/25/2031 (a)	5,729	5,742
NPF XII, Inc.
6.587% due 12/01/2003 (a)	10,000	2,000
Renaissance Home Equity Loan Trust
1.655% due 08/25/2032 (a)	611	612
Residential Funding Mortgage Securities II, Inc.
4.130% due 07/25/2011	8,300	8,379
Sallie Mae
1.854% due 04/25/2007 (a)	71	71
SLM Student Loan Trust
1.909% due 01/25/2007 (a)	22	22
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013	2,712	2,739
WFS Financial Owner Trust
2.820% due 05/20/2005	9,865	9,919

Total Asset-Backed Securities (Cost $63,881)		56,131

SOVEREIGN ISSUES 0.7%
World Bank
7.625% due 01/19/2023	23,400	30,803

Total Sovereign Issues (Cost $29,758)		30,803

PURCHASED PUT OPTIONS 0.0%
Eurodollar June Futures (CME)
Strike @ 98.250 Exp. 06/16/2003	2,000,000	12
Strike @ 98.000 Exp. 06/16/2003	3,000,000	19

Total Purchased Put Options (Cost $140)		31

SHORT-TERM INSTRUMENTS 43.5%
Commercial Paper 37.7%
Barclays US Funding Corp.
1.255% due 05/06/2003	18,495	18,472
CBA Finance, Inc.
1.280% due 04/07/2003	27,000	26,994
Fannie Mae
1.190% due 06/09/2003	57,000	56,865
1.195% due 06/11/2003	200,000	199,516
1.190% due 06/25/2003	200,000	199,426
Federal Home Loan Bank
1.240% due 04/16/2003	165,500	165,415
1.179% due 04/21/2003	100,000	99,935
1.250% due 05/14/2003	2,400	2,396
1.270% due 05/21/2003	55,000	54,903
Freddie Mac
1.285% due 04/14/2003	29,000	28,986
1.225% due 05/30/2003	55,000	54,890
General Electric Capital Corp.
1.260% due 06/11/2003	$44,300	$44,193
Lloyds Bank PLC
1.290% due 05/06/2003	27,000	26,966
Rabobank Nederland
1.230% due 04/01/2003	200,000	200,000
1.390% due 04/01/2003	200,000	200,000
TotalFinaElf Capital S.A.
1.360% due 04/01/2003	40,000	40,000
UBS Finance, Inc.
1.390% due 04/01/2003	20,000	20,000
1.240% due 04/14/2003	200,000	199,910
Westpac Trust Securities NZ Ltd.
1.250% due 04/07/2003	34,000	33,993

		1,672,860

Repurchase Agreement 2.7%
State Street Bank
1.050% due 04/01/2003 (Dated 03/31/2003. Collateralized by Federal Home Loan Banks 1.400% due 03/24/2004 valued at $70,428 and Freddie Mac 1.550% due 02/04/2004 valued at	119,035	119,035

U.S. Treasury Bills 3.1%
1.152% due 05/08/2003-05/15/2003 (b)(e)	138,575	138,386

Total Short-Term Instruments (Cost $1,930,293)		1,930,281

Total Investments 106.5% (Cost $4,687,719)		$4,725,563
Written Options (f) (1.4%) (Premiums $28,486)		(62,028)
Other Assets and Liabilities (Net) (5.1%)		(225,331)

Net Assets 100.0%		$4,438,204

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of March 31, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Security is in default.

(d)	Principal amount of security is adjusted for inflation.

(e)	Securities with an aggregate market value of $44,119 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2003:

Type	# of Contracts	Unrealized (Depreciation)

U.S. Treasury 10 Year Note (06/2003)—Long	6,901	$(2,629)
U.S. Treasury 30 Year Bond (06/2003)—Long	2,327	(4,847)

		$(7,476)

(f)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Call—OTC 10 Year Interest Rate Swap Strike @ 5.250%* Exp. 07/19/2004	$160,000	$4,208	$9,845
Call—OTC 2 Year Interest Rate Swap Strike @ 3.500%* Exp. 07/22/2003	145,000	805	4,164
Call—OTC 10 Year Interest Rate Swap Strike @ 5.000%* Exp. 08/01/2003	300,000	6,688	16,742
Call—OTC 10 Year Interest Rate Swap Strike @ 5.000%* Exp. 08/01/2003	100,000	2,250	5,581
Call—OTC 2 Year Interest Rate Swap Strike @ 3.250%* Exp. 07/22/2003	400,000	3,220	9,636
Call—OTC 5 Year Interest Rate Swap Strike @ 3.250%* Exp. 03/03/2004	60,500	956	638
Call—OTC 5 Year Interest Rate Swap Strike @ 3.250%* Exp. 03/03/2004	242,500	3,832	2,558

Type	#of Contracts	Premium	Value

Put—CME Eurodollar June Futures
Strike @ 97.000 Exp. 06/16/2003	1,835	499	23
Call—CME Eurodollar September Futures
Strike @ 98.000 Exp. 09/15/2003	5,000	3,606	10,281
Call—CME Eurodollar September Futures
Strike @ 98.750 Exp. 09/15/2003	535	185	288
Call—CBOT U.S. Treasury Note June Futures
Strike @ 116.000 Exp. 05/24/2003	2,293	1,540	1,934
Call—CBOT U.S. Treasury Note June Futures
Strike @ 120.000 Exp. 05/24/2003	510	237	56
Put—CBOT U.S. Treasury Note May Futures
Strike @ 111.000 Exp. 04/26/2003	1,061	460	282

		$28,486	$62,028

*	The Portfolio will receive a floating rate based on 3-month LIBOR.

(g)	Swap agreements outstanding at March 31, 2003:

Type	Notional Amount	Unrealized Appreciation

Receive a fixed rate equal to 5.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co Exp. 06/18/2013	$300,000	$12,244

60	Annual Report I 3.31.03 I See accompanying notes

Receive a fixed rate equal to 5.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 06/18/2013	40,000	1,634
Receive a fixed rate equal to 5.000% and pay floating rate based on 3-month LIBOR.
Counterparty: UBS Warburg LLC Exp. 06/18/2013	$104,400	$4,261
Receive a fixed rate equal to 5.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 06/18/2013	54,900	1,063
Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/18/2008	400,000	6,003

		$25,205

(h)	Short sales open at March 31, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note	4.250	01/15/2010	130,262	$152,366	$149,491

See accompanying notes I 3.31.03 I Annual Report	61

Notes to Financial Statements

March 31, 2003

1. Organization

PIMCO Portfolios: Pacific Investment Management Series (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 48 separate investment Portfolios (the “Portfolios”). The Asset-Backed Securities, Emerging Market, High Yield, International, Investment Grade Corporate, Mortgage, Municipal Sector, Real Return, Short-Term, Short-Term II and U.S. Gorvernment Sector Portfolios (the “Portfolios”) are series of the Trust.

2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolios may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Portfolio are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Foreign Currency. The accounting records of the Portfolios are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Federal Income Taxes. Each Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. Certain Portfolios may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar

62	Annual Report I 3.31.03

securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income in the Statements of Operations. If the counterparty to whom the Portfolio sells the security becomes insolvent, a Portfolio’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Portfolio with the proceeds of a financing transaction may not exceed transaction costs. The Portfolio will designate assets determined to be liquid by PIMCO or otherwise cover its obligations under financing transactions.

Futures Contracts. Certain Portfolios are authorized to enter into futures contracts. A Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolios may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolios. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Options Contracts. Certain Portfolios may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Certain Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Forward Currency Transactions. Certain Portfolios may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Portfolio’s securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Swap Agreements. Certain Portfolios may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent

3.31.03 I Annual Report	63

Notes to Financial Statements (Cont.)

March 31, 2003

the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of miscellaneous income on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Loan Agreements. Certain Portfolios may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Short Sales. Certain Portfolios have entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Delayed Delivery Transactions. Certain Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

64	Annual Report I 3.31.03

Repurchase Agreements. Each Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

Reverse Repurchase Agreements. Certain Portfolios are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolios will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

Restricted Securities. Certain Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority-owned subsidiary of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Portfolio at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.02% for all Portfolios.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives from each Portfolio a monthly administrative fee based on each Portfolio’s average daily net assets. The Administration Fee is charged at the annual rate of 0.10% for the International and Emerging Markets Portfolios; and 0.03% for all other Portfolios.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of the Portfolio’s administrative fees to the extent that the payment of each Portfolio’s pro rata share of Trustee fees and organizational expenses cause the actual expense ratios to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points (calculated as a percentage of each Portfolio’s average daily net assets).

PIMCO may be reimbursed for these waived amounts in future periods. Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

Distributor. PIMCO Advisors Distributors LLC (“PFD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares.

3.31.03 I Annual Report	65

Notes to Financial Statements (Cont.)

March 31, 2003

4. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Asset-Backed Securities Portfolio				Emerging Markets Portfolio				High Yield Portfolio
	Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	20,935	$231,826	5,091	$56,039	53,811	$593,223	79,028	$849,065	41,585	$306,180	36,867	$310,630
Issued as reinvestment of distributions	1,074	11,878	609	6,560	9,199	99,402	3,041	31,778	3,649	27,293	3,342	27,926
Cost of shares redeemed	(12,307)	(137,052)	(1,523)	(16,570)	(42,407)	(461,159)	(18,545)	(193,088)	(41,952)	(320,767)	(13,798)	(121,158)

Net increase resulting from Portfolio share transactions	9,702	$106,652	4,177	$46,029	20,603	$231,466	63,524	$687,755	3,282	$12,706	26,411	$217,398

	International Portfolio				Investment Grade Corporate Portfolio				Mortgage Portfolio
	Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	247,010	$1,655,799	338,787	$2,368,807	215,766	$2,261,400	432,119	$4,705,492	773,111	$8,560,232	568,848	$6,256,550
Issued as reinvestment of distributions	24,484	165,090	32,651	220,149	45,730	475,470	13,626	145,718	54,716	599,868	39,907	433,828
Cost of shares redeemed	(338,118)	(2,344,123)	(603,222)	(4,319,543)	(342,749)	(3,536,495)	(71,996)	(776,729)	(704,826)	(7,738,491)	(434,651)	(4,786,643)

Net increase (decrease) resulting from Portfolio share transactions	(66,624)	$(523,234)	(231,784)	$(1,730,587)	(81,253)	$(799,625)	373,749	$4,074,481	123,001	$1,421,609	174,104	$1,903,735

	Municipal Sector Portfolio				Real Return Portfolio				Short-Term Portfolio
	Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002		Year Ended 03/31/2003		Year Ended 03/31/2002
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	41,579	$437,513	11,736	$127,962	85,495	$937,948	28,328	$311,326	621,815	$6,106,242	8,046	$80,369
Issued as reinvestment of distributions	1,189	12,310	665	7,102	1,774	19,526	2,079	21,980	4,124	40,488	1,069	10,558
Cost of shares redeemed	(31,890)	(343,761)	(5,043)	(55,466)	(39,140)	(433,381)	(40,500)	(438,740)	(390,245)	(3,837,601)	(16,100)	(164,533)

Net increase (decrease) resulting from Portfolio share transactions	10,878	$106,062	7,358	$79,598	48,129	$524,093	(10,093)	$(105,434)	235,694	$2,309,129	(6,985)	$(73,606)

	Short-Term Portfolio II		U.S. Government Sector Portfolio
	Period from 03/17/2003 to 03/31/2003		Year Ended 03/31/2003		Year Ended 03/31/2002
	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	2,006	$20,061	561,101	$6,094,130	155,341	$1,743,762
Issued as reinvestment of distributions	0	0	19,121	206,966	14,036	145,162
Cost of shares redeemed	0	0	(228,180)	(2,473,983)	(224,663)	(2,503,121)

Net increase (decrease) resulting from Portfolio share transactions	2,006	$20,061	352,042	$3,827,113	(55,286)	$(614,197)

66	Annual Report I 3.31.03

5. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2003, were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales

Asset-Backed Securities Portfolio	$375,914	$324,659	$223,341	$70,374
Emerging Markets Portfolio	96,028	94,714	3,476,593	3,224,158
High Yield Portfolio	0	0	516,828	522,835
International Portfolio	17,183,460	16,730,896	6,702,216	3,644,945
Investment Grade Corporate Portfolio	5,394,168	5,829,756	4,624,239	4,803,773
Mortgage Portfolio	74,223,178	73,349,131	3,730,335	1,504,033
Municipal Sector Portfolio	33,814	46,869	667,052	586,232
Real Return Portfolio	1,571,530	1,120,331	35,028	37,017
Short-Term Portfolio	1,602,933	1,258,644	1,411,838	496,561
Short-Term Portfolio II	1,024	0	9,240	201
U.S. Government Sector Portfolio	16,226,659	14,496,771	526,146	291,071

6. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

	Asset-Backed Securities Portfolio	High Yield Portfolio	International Portfolio	Investment Grade Corporate Portfolio	Real Return Portfolio	Short-Term Portfolio	Short-Term Portfolio II	U.S.Government Sector Portfolio
	Premium

Balance at 03/31/2002	$0	$0	$29,174	$358	$0	$44	$0	$1,067
Sales	577	1,511	952	327	494	33,926	98	72,782
Closing Buys	(11)	0	(25,838)	0	(152)	(17,067)	0	(21,980)
Expirations	0	(41)	(297)	(358)	0	(1,571)	0	(27,516)
Exercised	0	0	0	0	0	0	0	4,133

Balance at 03/31/2003	$566	$1,470	$3,991	$327	$342	$15,332	$98	$28,486

7. In-Kind Transactions

For the year ended March 31, 2003, the following Portfolio’s realized gains or losses from in-kind redemptions of approximately (amounts in thousands):

	Realized Gains	Realized Losses

Investment Grade Corporate Portfolio	$1,308	$(27,884)

8. Federal Income Tax Matters

As of March 31, 2003, the components of distributable taxable earnings were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Appreciation/ (Depreciation) on Derivatives and Foreign Currency Denominated Assets/Liabilities (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferral (4)

Asset-Backed Securities Portfolio	$5,138	$7	$1,829	$(3)	$0	$(178)
Emerging Markets Portfolio	40,160	7,935	(3,138)	0	0	0
High Yield Portfolio	9,561	0	(469)	(9)	(41,753)	(162)
International Portfolio	0	0	(42,290)	0	(136,505)	(738,591)
Investment Grade Corporate Portfolio	29,836	0	(2,892)	(6)	0	(80,116)
Mortgage Portfolio	121,076	11,341	(12,638)	(6)	0	0
Municipal Sector Portfolio	1,289	0	0	(4)	(2,997)	(201)
Real Return Portfolio	14,618	1	(368)	(7)	0	(473)
Short-Term Portfolio	7,970	1	(645)	(7)	0	(982)
Short-Term Portfolio II	34	1	2	(16)	0	0
U.S. Government Sector Portfolio	13,018	94	(21,068)	(6)	0	0

(1)	Adjusted for accelerated recognition of unrealized gain/(loss) or deferral of realized losses for certain options, futures, and foreign currency transactions.

(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, namely unamortized organizational costs.

(3)	Capital loss carryovers expire in varying amounts through March 31, 2011.

(4)	Capital losses realized during the period November 1, 2002 through March 31, 2003 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

3.31.03 I Annual Report	67

Notes to Financial Statements (Cont.)

March 31, 2003

As of March 31, 2003, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (5)

Asset-Backed Securities Portfolio	$242,171	$4,161	$(6,476)	$(2,315)
Emerging Markets Portfolio	1,504,275	89,449	(4,067)	85,382
High Yield Portfolio	387,029	18,300	(14,312)	3,988
International Portfolio	7,168,365	1,466,401	(8,520)	1,457,881
Investment Grade Corporate Portfolio	4,176,316	247,535	(209,634)	37,901
Mortgage Portfolio	9,929,883	140,029	(146,690)	(6,661)
Municipal Sector Portfolio	266,360	5,491	(3,293)	2,198
Real Return Portfolio	631,879	23,514	(90)	23,424
Short-Term Portfolio	2,457,683	5,708	(3,204)	2,504
Short-Term Portfolio II	19,861	24	(4)	20
U.S. Government Sector Portfolio	4,688,754	50,611	(13,802)	36,809

(5)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, unamortized premium on convertible bonds, constructive sales and differences in the timing of income recognition on certain bonds for federal income tax purposes.

For the fiscal year ended March 31, 2003, the Portfolios made the following tax basis distributions (amounts in thousands):

	Ordinary Income Distributions (6)	Long-Term Capital Gains Distributions	Return of Capital

Asset-Backed Securities Portfolio	$11,118	$950	$0
Emerging Markets Portfolio	96,869	5,648	0
High Yield Portfolio	27,483	0	0
International Portfolio	152,392	17,907	0
Investment Grade Corporate Portfolio	453,041	36,339	0
Mortgage Portfolio	560,504	49,297	0
Municipal Sector Portfolio	10,393	2,156	0
Real Return Portfolio	16,554	3,290	0
Short-Term Portfolio	34,144	7,455	0
Short-Term Portfolio II	0	0	0
U.S. Government Sector Portfolio	130,141	80,613	0

(6)	Includes short-term capital gains.

Net operating losses for the International Portfolio in the amount of $298,028,633 have been reclassified from undistributed net investment income to paid in capital to more appropriately conform financial accounting to tax accounting.

Realized loss from in-kind redemptions in the Investment Grade Corporate Portfolio have been reclassified from accumulated undistributed net capital gains to paid in capital to more appropriately conform financial accounting to tax accounting.

68	Annual Report I 3.31.03

Report of Independent Accountants

To the Trustees and Shareholders of the PIMCO Funds: Pacific Investment Management Series

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of the Asset-Backed Securities Portfolio, Emerging Markets Portfolio, High Yield Portfolio, International Portfolio, Investment Grade Corporate Portfolio, Mortgage Portfolio, Municipal Sector Portfolio, Real Return Portfolio, Short-Term Portfolio, Short-Term Portfolio II, and U.S. Government Sector Portfolio (eleven of the portfolios constituting the Private Account Portfolio Series of PIMCO Funds: Pacific Investment Management Series, hereafter referred to as the “Portfolios”) at March 31, 2003, the results of each of their operations, the changes in each of their net assets and cash flows for the Emerging Markets Portfolio, International Portfolio, and Real Return Portfolio and the financial highlights for the Portfolios for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2003 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 27, 2003

3.31.03 I Annual Report	69

Federal Income Tax Information

(unaudited)

As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2003) regarding the status of the certain dividend paid or received.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2003 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below:

Emerging Markets Portfolio	0.02%
High Yield Portfolio	0.88%
Investment Grade Corporate Portfolio	0.01%

For the benefit of shareholders of the Municipal Sector Portfolio, this is to inform you that 96.13% of the dividends paid by the Portfolio during its fiscal year qualify as exempt-interest dividends.

The Emerging Markets Portfolio and Mortgage Portfolio have designated an additional $63,888 and $45,000, respectively, of capital gain distributions for federal income tax purposes.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2004, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2003.

70	Annual Report I 3.31.03

Trustees and Officers of the PIMCO Funds: Pacific Investment Management Series (Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees Brent R. Harris* (43) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO; Chairman and Director, . PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Chairman, Director and President, PIMCO Strategic Global Government Fund, Inc.; Director, PIMCO Luxembourg S.A.; and Board of Governors and Executive Committee, Investment Company Institute.	71	None

R. Wesley Burns* (43) President and Trustee	07/1987 to present (since 11/1997 as Trustee)	Director, PIMCO; President and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; President and Trustee, PIMCO Variable Insurance Trust; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.; Director, PIMCO Funds: Global Investors Series plc; and Director, PIMCO Global Advisors (Ireland) Limited. Formerly, Managing Director, PIMCO and Executive Vice President, PIMCO Funds: Multi-Manager Series.	70	None

Independent Trustees Guilford C. Babcock (71) Trustee	04/1987 to present	Professor of Finance Emeritus, University of Southern California; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, San Marino Community Church.	70	Director, Growth Fund of America and Fundamental Investors Fund of the Capital Group.

E. Philip Cannon (62) Trustee	03/2000 to present	Proprietor, Cannon & Company, an affiliate of Inverness Management LLC, (a private equity investment firm); President, Houston Zoo; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO Funds: Multi-Manager Series. Formerly, Headmaster, St. John’s School, Houston, Texas.	114	None

Vern O. Curtis (68) Trustee	02/1995 to present	Private Investor; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust.	70	Director, Public Storage Business Parks, Inc., (a Real Estate Investment Trust); and Director, Fresh Choice, Inc. (restaurant company).

J. Michael Hagan (63) Trustee	03/2000 to present	Private Investor and Business Consultant; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Freedom Communications; Director, Remedy Temp (staffing); Director, Saint Gobain Corporation (manufacturing); Member of the Board of Regents, Santa Clara University; and Member of the Board, Taller San Jose. Formerly, Chairman and CEO, Furon Company (manufacturing).	70	Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

Thomas P. Kemp (72) Trustee	04/1987 to present	Private Investor; Vice Chairman, Board of Regents, Pepperdine University; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust.	70	Chairman, OneTouch Technologies Corp. (electronic systems for long term care facilities).

William J. Popejoy (65) Trustee	07/1993 to 02/1995 and 08/1995 to present	Managing Member, Pacific Capital Investors; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust. Formerly, Director, California State Lottery.	70	Director, First Century Financial Corporation.

*	Each of Mr. Harris and Mr. Burns is an “interested person” of the Fund (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.

**	Trustees serve until their successors are duly elected and qualified.

3.31.03 I Annual Report	71

Officers of the Trust

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Gregory A. Bishop (41) Senior Vice President	02/2003 to present	Senior Vice President, PIMCO.

William H. Gross (58) Senior Vice President	04/1987 to present	Managing Director and Chief Investment Officer, PIMCO.

Raymond C. Hayes (58) Senior Vice President	02/1995 to present (since 02/2003 as Senior Vice President)	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Margaret Isberg (46) Senior Vice President	02/1996 to present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO.

Steven P. Kirkbaumer (47) Senior Vice President	02/2003 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John S. Loftus (43) Senior Vice President	02/2001 to present	Managing Director, PIMCO.

James F. Muzzy (63) Senior Vice President	04/1987 to present (since 02/2003 as Senior Vice President)	Managing Director, PIMCO.

Douglas J. Ongaro (42) Senior Vice President	08/1995 to present (since 02/2003 as Senior Vice President)	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Mark A. Romano (44) Senior Vice President	02/1998 to present (since 02/2003 as Senior Vice President)	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Jeffrey M. Sargent (40) Senior Vice President	02/1993 to present (since 02/1999 as Senior Vice President)	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Leland T. Scholey (50) Senior Vice President	02/1996 to present	Senior Vice President, PIMCO.

William S. Thompson, Jr. (57) Senior Vice President	11/1993 to present (since 02/2003 as Senior Vice President	Managing Director and Chief Executive Officer, PIMCO.

Jim Johnstone (38) Vice President	02/2002 to present	Vice President, PIMCO. Formerly, Vice President, Fidelity Investments.

Thomas J. Kelleher, III (52) Vice President	02/1998 to present	Vice President, PIMCO.

Kevin D. Kuhner (37) Vice President	02/2003 to present	Vice President, PIMCO. Formerly, Account Manager, PIMCO.

Henrik P. Larsen (33) Vice President	02/1999 to present	Vice President, PIMCO. Formerly, Manager, PIMCO.

Andre J. Mallegol, III (36) Vice President	02/1998 to present	Vice President, PIMCO.

Gail Mitchell (53) Vice President	02/2003 to present	Vice President, PIMCO. Formerly, Account Manager, PIMCO.

Bruce P. Pflug (44) Vice President	02/2003 to present	Senior Vice President, PIMCO.

David J. Pittman (55) Vice President	02/1998 to present	Vice President, PIMCO.

***	The Officers of the Fund are re-appointed annually by the Board of Trustees.

72	Annual Report I 3.31.03

Trustees and Officers of the PIMCO Funds: Pacific Investment Management Series (Unaudited) (Cont.)

Officers of the Trust (Cont.)

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Scott M. Spalding (33) Vice President	02/2002 to present	Vice President, PIMCO. Formerly, associated with PacificCare Healthcare Systems.

Christina L. Stauffer (39) Vice President	02/2003 to present	Vice President, PIMCO. Formerly, Account Manager, PIMCO and a vice president of client services and marketing with Transamerica Investment Management.

Michael J. Willemsen (43) Vice President	11/1988 to present (since 02/2002 as Vice President)	Vice President, PIMCO. Formerly, Manager, PIMCO.

Garlin G. Flynn (56) Secretary	08/1995 to present	Specialist, PIMCO.

John P. Hardaway (45) Treasurer	08/1990 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Erik C. Brown (35) Assistant Treasurer	02/2001 to present	Vice President, PIMCO. Formerly, tax consultant with Deloitte & Touche LLP and PricewaterhouseCoopers LLP.

***	The Officers of the Fund are re-appointed annually by the Board of Trustees.

3.31.03 I Annual Report	73

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74	Annual Report I 3.31.03

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3.31.03 I Annual Report	75

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76	Annual Report I 3.31.03

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Advisors Distributers LLC

840 Newport Center Drive

Newport Beach, CA 92660

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

National Financial Data Services

330 W. 9th Street, 4th Floor

Kansas City, MO 64105

Counsel

Dechert

1775 Eye Street, N.W.

Washington, D.C. 20006-2401

Independent Accountants

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds: Private Account Portfolio Series. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective offering memorandum for the PIMCO Funds: Private Account Portfolio Series, which contains information covering its investment policies as well as other pertinent information.

840 Newport Center Drive

Newport Beach, CA 92660